AS FILED WITH THE U.S. SECURITIES AND EXCHANGE COMMISSION ON FEBRUARY 24, 2026

1933 Act Registration File No.: 333-264478

1940 Act File No.: 811-23793

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☐
Pre-Effective Amendment No. ___	☐
Post-Effective Amendment No. 539	☒
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 542	☒

TIDAL TRUST II

(Exact Name of Registrant as Specified in Charter)

234 West Florida Street, Suite 700

Milwaukee, Wisconsin 53204

(Address of Principal Executive Offices, Zip Code)

(Registrant’s Telephone Number, including Area Code) (855) 843-2534

The Corporation Trust Company

1209 Orange Street

Corporation Trust Center

Wilmington, DE 19801

(Name and Address of Agent for Service)

Copies to:

Eric W. Falkeis Tidal ETF Services LLC 234 West Florida Street, Suite 700 Milwaukee, WI 53204	Rachael L. Schwartz Sullivan & Worcester LLP 1251 Avenue of the America, 19th Floor New York, NY 10020

It is proposed that this filing will become effective (check appropriate box):

☐	immediately upon filing pursuant to paragraph (b)
☒	on March 2, 2026 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of rule 485

Explanatory Note: This Post-Effective Amendment No. 539 to the Registration Statement of Tidal Trust II (the “Trust”) is being filed to add YieldMax® AAPL Option Income Strategy ETF, YieldMax® ABNB Option Income Strategy ETF, YieldMax® ADBE Option Income Strategy ETF, YieldMax® AI Option Income Strategy ETF, YieldMax® AMD Option Income Strategy ETF, YieldMax® AMZN Option Income Strategy ETF, YieldMax® BA Option Income Strategy ETF, YieldMax® BIIB Option Income Strategy ETF, YieldMax® BRK.B Option Income Strategy ETF, YieldMax® COIN Option Income Strategy ETF, YieldMax® DIS Option Income Strategy ETF, YieldMax® GOOGL Option Income Strategy ETF, YieldMax® INTC Option Income Strategy ETF, YieldMax® JP Option Income Strategy ETF, YieldMax® META Option Income Strategy ETF, YieldMax® MRNA Option Income Strategy ETF, YieldMax® MSFT Option Income Strategy ETF, YieldMax® NFLX Option Income Strategy ETF, YieldMax® NKE Option Income Strategy ETF, YieldMax® NVDA Option Income Strategy ETF, YieldMax® ORCL Option Income Strategy ETF, YieldMax® PYPL Option Income Strategy ETF, YieldMax® ROKU Option Income Strategy ETF, YieldMax® SNOW Option Income Strategy ETF, YieldMax® XYZ Option Income Strategy ETF, YieldMax® TGT Option Income Strategy ETF, YieldMax® TSLA Option Income Strategy ETF, YieldMax® XOM Option Income Strategy ETF and YieldMax® ZM Option Income Strategy ETF’s audited financial statements and certain related financial information for the fiscal period ended October 31, 2025 and to make other permissible changes under Rule 485(b).

YieldMax® AAPL Option Income Strategy ETF (APLY)

YieldMax® ABNB Option Income Strategy ETF (ABNY)

YieldMax® ADBE Option Income Strategy ETF (ADBY)

YieldMax® AI Option Income Strategy ETF (AIYY)

YieldMax® AMD Option Income Strategy ETF (AMDY)

YieldMax® AMZN Option Income Strategy ETF (AMZY)

YieldMax® BA Option Income Strategy ETF (BAYY)

YieldMax® BIIB Option Income Strategy ETF (BIYY)

YieldMax® BRK.B Option Income Strategy ETF (BRKC)

YieldMax® COIN Option Income Strategy ETF (CONY)

YieldMax® DIS Option Income Strategy ETF (DISO)

YieldMax® GOOGL Option Income Strategy ETF (GOOY)

YieldMax® INTC Option Income Strategy ETF (INYY)

YieldMax® JP Option Income Strategy ETF (JPO)

YieldMax® META Option Income Strategy ETF (FBY)

listed on NYSE Arca, Inc.

PROSPECTUS

March 2, 2026

The U.S. Securities and Exchange Commission (the “SEC”) has not approved or disapproved of these securities or passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

SUMMARY INFORMATION

YieldMax® AAPL Option Income Strategy ETF - FUND SUMMARY

Investment Objective

The Fund’s primary investment objective is to seek current income. The Fund’s secondary investment objective is to seek exposure to the share price of the common stock of Apple Inc. (“AAPL” or “Underlying Security”), subject to a limit on potential investment gains.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Annual Fund Operating Expenses(1) (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.99%
Distribution and Service (12b-1) Fees	None
Other Expenses (includes interest and tax expense)	0.05%
Total Annual Fund Operating Expenses	1.04%

(1)	The Fund’s investment adviser, Tidal Investments LLC (the “Adviser”), a Tidal Financial Group company, will pay, or require a sub-adviser to pay, all expenses incurred by the Fund (except for advisory fees and sub-advisory fees, as the case may be) excluding interest charges on any borrowings made for investment purposes, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the “1940 Act”), and litigation expenses and other non-routine or extraordinary expenses.

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem or hold all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example does not take into account brokerage commissions that you may pay on your purchases and sales of Shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$106	$331	$574	$1,271

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the expense example above, affect the Fund’s performance. During the most recent fiscal year ended October 31, 2025, the Fund’s portfolio turnover rate was 20% of the average value of its portfolio.

Principal Investment Strategies

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks current income while providing indirect exposure to the share price (i.e., the price returns) of the Underlying Security, subject to participation in a portion of potential investment gains. The Fund will employ its investment strategy as it relates to the Underlying Security regardless of whether there are periods of adverse market, economic, or other conditions and will not take temporary defensive positions during such periods. As further described below, the Fund uses either a synthetic covered call strategy or a synthetic covered call spread strategy to seek to generate options premiums and provide indirect exposure to the share price returns of the Underlying Security, subject to participation in a portion of potential investment gains as a result of the nature of the options strategy it employs. That is, the Fund not only seeks to generate options premiums but also aims to derive gains when the value of the Underlying Security increases. The Fund’s options contracts provide:

●	indirect exposure to the share price returns of the Underlying Security,

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●	option premiums, and
●	participation in a portion of gains, if any, of the share price returns of the Underlying Security.

For more information, see sections “The Fund’s Use of Underlying Security Option Contracts” and “Synthetic Covered Call Strategy” below.

Why invest in the Fund?

●	The Fund seeks to generate weekly cash distributions, which is not dependent on the price appreciation of the Underlying Security.
●	The Fund seeks to participate in a portion of the gains experienced by the Underlying Security.

That is, although the Fund may not fully participate in gains in the Underlying Security’s stock price, the Fund’s portfolio is designed to generate options premiums.

An Investment in the Fund is not an investment in the Underlying Security.

●	The Fund’s strategy will capture only a portion of its potential gains if the Underlying Security’s stock price increase in value.
●	The Fund’s strategy is subject to all potential losses if the Underlying Security’s stock price decrease in value, which may not be offset by the options premiums received by the Fund.
●	The Fund does not invest directly in the Underlying Security.
●	Fund shareholders are not entitled to any Underlying Security dividends.

While the Fund seeks to provide current income pursuant to its investment objective, a portion (sometimes significant) of the Fund’s distributions may be classified as return of capital (“ROC”) for financial or tax reporting purposes. Generally speaking, ROC refers to the portion of a distribution from an investment that represents a return of the original investment (principal) rather than income or profit. Accordingly, such distributions do not necessarily reflect the Fund’s income or yield. See the prospectus section titled “Additional Information About the Funds” for more information about option premiums and ROC.

Additional information regarding the Underlying Security is also set forth below.

The Fund’s Use of Underlying Security Option Contracts

As part of the Fund’s synthetic covered call strategy and synthetic covered call spread strategy, the Fund will purchase and sell a combination of standardized exchange-traded and FLexible EXchange® (“FLEX”) call and put option contracts that are based on the value of the price returns of the Underlying Security.

●	In general, an option contract gives the purchaser of the option contract the right to purchase (for a call option) or sell (for a put option) the underlying asset (like shares of the Underlying Security) at a specified price (the “strike price”).
●	If exercised, an option contract obligates the seller to deliver shares (for a sold or “short” call) or buy shares (for a sold or “short” put) of the underlying asset at a specified price (the “strike price”).
●	Options contracts must be exercised or traded to close within a specified time frame, or they expire. See the chart in section “Fund Portfolio” below for a description of the option contracts utilized by the Fund.

Standardized exchange-traded options include standardized terms. FLEX options are also exchange-traded, but they allow for customizable terms (e.g., the strike price can be negotiated). For more information on FLEX options, see “Additional Information about the Funds – Exchange Traded Options Portfolio.”

The Fund’s options contracts are based on the value of the Underlying Security, which gives the Fund the right or obligation to receive or deliver shares of the Underlying Security on the expiration date of the applicable option contract in exchange for the stated strike price, depending on whether the option contract is a call option or a put option, and whether the Fund purchases or sells the option contract.

Synthetic Covered Call Strategy

In seeking to achieve its investment objective, the Fund may implement a “synthetic covered call” strategy using the standardized exchange-traded and FLEX options described above.

●	A traditional covered call strategy is an investment strategy where an investor (the Fund) sells a call option on an underlying security it owns.

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●	A synthetic covered call strategy is similar to a traditional covered call strategy in that the investor sells a call option that is based on the value of the underlying security. However, in a synthetic covered call strategy, the investor (the Fund) does not own the underlying security, but rather seeks to synthetically replicate 100% of the price movements of the underlying security through the use of various investment instruments.

The Fund’s synthetic covered call strategies consists of the following three elements, each of which is described in greater detail farther below:

●	Synthetic long exposure to the Underlying Security, which allows the Fund to seek to participate in the changes, up or down, in the price of shares of the Underlying Security.
●	Covered call writing (where the Underlying Security’s call options are sold against the synthetic long portion of the strategy), which allows the Fund to generate options premiums.
●	U.S. Treasuries, which are used for collateral for the options, and which generate income.

1.	Synthetic Long Exposure

To achieve a synthetic long exposure to the Underlying Security, the Fund will buy the Underlying Security’s call options and, simultaneously, sell the Underlying Security’s put options to try to replicate the price movements of the Underlying Security. The call options purchased by the Fund and the put options sold by the Fund will generally have one-month to six-month terms and strike prices that are approximately equal to the then-current share price of the Underlying Security at the time the contracts are purchased and sold, respectively. The combination of the long call options and sold put options provides the Fund with indirect investment exposure equal to approximately 100% of the Underlying Security for the duration of the applicable options exposure.

2.	Covered Call Strategies

Covered Call Strategy

As part of its strategy, the Fund will write (sell) call option contracts on the Underlying Security to generate options premiums. Since the Fund does not directly own the Underlying Security, these written call options will be sold short (i.e., selling a position it does not currently own). The Fund will seek to participate in the share price appreciation of the Underlying Security, if any. However, due to the nature of covered call strategies, the Fund’s participation may be subject to a cap (as described below). In this strategy, the call options written (sold) by the Fund will generally have 1- month or less expiration dates (the “Call Period”) and generally have a strike price that is approximately 0%-15% above the then-current share price of the Underlying Security.

It is important to note that the sale of the Underlying Security call option contracts will limit the Fund’s participation in the appreciation in the Underlying Security’s stock price. If the stock price of the Underlying Security increases, the above-referenced synthetic long exposure alone would allow the Fund to experience similar percentage gains. However, if the Underlying Security’s stock price appreciates beyond the strike price of one or more of the sold (short) call option contracts, the Fund will lose money on those short call positions, and the losses will, in turn, limit the upside return of the Fund’s synthetic long exposure. As a result, the Fund’s overall strategy (i.e., the combination of the synthetic long exposure to the Underlying Security and the sold (short) the Underlying Security call positions) will limit the Fund’s participation in gains in the Underlying Security’s stock price beyond a certain point.

Covered Call Spread Strategy

The Adviser will employ the Covered Call Spread Strategy when it believes it is a better strategy for the Fund as compared to the Covered Call Strategy. The Fund may write (sell) credit call spreads (described below) rather than stand-alone call option contracts to seek greater participation in the potential appreciation of its Underlying Security’s share price, while still generating net options premiums. The Adviser will primarily employ this covered call spread strategy when it believes that the share price of its Underlying Security is likely to rise significantly in the short term (e.g., following a substantial selloff or overall positive market news). Additionally, the Adviser may use this strategy in other scenarios (e.g., if the market is undervaluing further out-of-the-money options relative to near-the-money options), where it believes the use of credit call spreads may prove more advantageous to the Fund’s total return than the covered call strategy.

A credit call spread involves selling a call option while simultaneously buying a call option with a higher strike price, both with the same expiration date. By writing credit call spreads, the Fund can potentially offset losses incurred from its short call positions if the Underlying Security’s share price rises above the strike price.

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3.	U.S. Treasuries

The Fund will hold short-term U.S. Treasury securities as collateral in connection with the Fund’s synthetic covered call strategy. The Fund may also invest in pooled vehicles (e.g., mutual funds and ETFs) that invest in U.S Treasuries.

The Fund intends to continuously maintain indirect exposure to the Underlying Security through the use of options contracts. As the options contracts it holds are exercised or expire it may enter into new options contracts, a practice referred to as “rolling.” The Fund’s practice of rolling options may result in high portfolio turnover.

Fund’s Weekly Distributions

The Fund will seek to provide weekly cash distributions. The Fund will seek to generate such distributions in the following ways:

●	Writing (selling) call option contracts on its Underlying Security as described above to generate options premiums. A premium, in this context, refers to the price the option buyer pays to the option seller (the Fund) for the rights granted by the option. The amount of these premiums is largely affected by the fluctuations in the Underlying Security’s stock prices. However, other elements like interest rates can also influence the level of premiums.
●	Investing in short-term U.S. Treasury securities. The income generated by these securities will be influenced by interest rates at the time of investment.
●	In addition, the Fund’s use of the Synthetic Covered Call Spread Strategy may occasionally allow it to capture a substantial portion of any significant increase in the price of its Underlying Security. When this happens, the Fund could receive profits exceeding the initial cost of the call options, and the Fund’s distributions may include some of those profits.

Fund’s Return Profile vs its Underlying Security

For the reasons stated above, the Fund’s performance will differ from that of the Underlying Security’s stock price. The performance differences will depend on, among other things, the price of the Underlying Security, changes in the value of the Underlying Security options contracts the Fund holds, and changes in the value of the U.S. Treasuries.

Fund Portfolio

Principal Holdings
Portfolio Holdings (All options are based on the value of the Underlying Security)	Investment Terms	Expected Target Maturity
Purchased call option contracts

“at-the-money” (i.e., the strike price is equal to the then-current share price of the Underlying Security at the time of purchase) to provide indirect exposure to positive price returns of the Underlying Security.

If the Underlying Security share price increases, these options will generate corresponding increases to the Fund.

1-month to 6-month expiration dates
Sold put option contracts

“at-the-money” (i.e., the strike price is equal to the then-current share price of the Underlying Security at the time of sale).

They are sold to help pay for the purchased call options described above.

However, the sold put option contracts provide exposure to the full extent of any share price losses experienced by the Underlying Security.

1-month to 6-month expiration dates
Sold (short) call option contracts (Covered Call Strategy)

The strike price is approximately 0%-15% more than the then-current share price of the Underlying Security at the time of sale.

They generate options premiums. However, they also limit some potential positive returns that the Fund may have otherwise experienced from gains in the Underlying Security’s share price.

1-month or less expiration dates
Sold (short) call option contracts (Covered Call Spread Strategy)

The strike price is approximately 0%-15% more than the then-current share price of the Fund’s Underlying Security at the time of sale.

Sold call option contracts provide inverse exposure to the full extent of any increases in the value experienced by the Fund’s Underlying Security, minus the premium received.

1-month or less expiration dates
Purchased call option contracts (Covered Call Spread Strategy)

“out-of-the-money” (i.e., the strike price is above the strike price of the corresponding Covered Call Spread Strategy sold call).

Bought call option contracts provide exposure to the full extent of any increases in the value experienced by the Fund’s Underlying Security above the option’s strike price.

1-month or less expiration dates
U.S Treasury Securities and Cash

Multiple series of U.S. Treasury Bills supported by the full faith and credit of the U.S. government.

These instruments are used as collateral for the Fund’s derivative investments.

They will also generate income.

6-month to 2-year maturities

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The market value of the cash and treasuries held by the Fund is expected to be between 50% and 100% of the Fund’s net assets and the market value of the options package is expected to be between 0% and 50% of the Fund’s net assets. In terms of notional value, the combination of these investment instruments provides indirect investment exposure to AAPL equal to at least 95% of the Fund’s total assets.

Under normal circumstances, the Fund will invest at least 80% of its net assets, plus borrowings for investment purposes, in securities and financial instruments that provide indirect exposure to AAPL.

The Fund is classified as “non-diversified” under the 1940 Act.

There is no guarantee that the Fund’s investment strategy will be properly implemented, and an investor may lose some or all of its investment.

Apple Inc.

Apple Inc. designs, manufactures, and markets smartphones, personal computers, tablets, wearable and accessories, and sells a variety of related services. Apple Inc. is listed on the Nasdaq Global Select Market (“Nasdaq”). Per AAPL’s most recent Form 10-K filing, the aggregate market value of the voting and non-voting stock held by non-affiliates of Apple Inc., as of the most recent available data at time of drafting this prospectus (March 28, 2025), was approximately $3.3 trillion.

Apple Inc. is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the SEC by Apple Inc. pursuant to the Exchange Act can be located by reference to the SEC file number 001-36743 through the SEC’s website at www.sec.gov. In addition, information regarding Apple Inc. may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

This document relates only to the securities offered hereby and does not relate to AAPL or other securities of Apple Inc. The Fund has derived all disclosures contained in this document regarding Apple Inc. from the publicly available documents. None of the Fund, the Trust, the Adviser, or their respective affiliates has participated in the preparation of such publicly available offering documents or made any due diligence inquiry regarding such documents with respect to Apple Inc. None of the Fund, the Trust, the Adviser, or their respective affiliates makes any representation that such publicly available documents or any other publicly available information regarding Apple Inc. is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date hereof (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of Apple Inc. (and therefore the price of the Fund at the time we price the securities) have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of or failure to disclose material future events concerning Apple Inc. could affect the value received with respect to the securities and therefore the value of the securities.

None of the Fund, the Trust, the Adviser, or their respective affiliates makes any representation to you as to the performance of AAPL.

NONE OF THE FUND, TIDAL TRUST II, OR TIDAL INVESTMENTS LLC IS AFFILIATED, CONNECTED, OR ASSOCIATED WITH AAPL. THE FUND WAS NOT DEVELOPED OR CREATED BY, AND IS NOT SPONSORED, ENDORSED, OR APPROVED BY, AAPL.

Moreover, AAPL has not participated in the development of the Fund’s investment strategy. AAPL does not select or approve the Fund’s portfolio holdings, nor does it participate in the construction, design, or implementation of the Fund. AAPL does not provide any assurances, guarantees, or representations regarding the Fund or its performance. Nothing herein shall be construed as an offer of any security by AAPL.

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None of the Fund, the Trust, the Adviser, or their respective affiliates claim any ownership interest in any trademarks owned by Apple Inc. or AAPL. All rights in the trademarks are reserved by their respective owners.

Due to the Fund’s investment strategy, the Fund’s investment exposure is concentrated in (or substantially exposed to) the same industry as that assigned to AAPL. As of the date of the Prospectus, AAPL is assigned to the technology hardware, storage and peripherals industry.

Principal Investment Risks

The principal risks of investing in the Fund are summarized below. As with any investment, there is a risk that you could lose all or a portion of your investment in the Fund. Some or all of these risks may adversely affect the Fund’s net asset value (“NAV”) per share, trading price, yield, total return, and/or ability to meet its objective. For more information about the risks of investing in the Fund, see the section in the Fund’s Prospectus titled “Additional Information About the Funds—Principal Risks of Investing in the Funds.”

An investment in the Fund entails risk. The Fund may not achieve its investment objective and there is a risk that you could lose all of your money invested in the Fund. The Fund is not a complete investment program. It is important that investors closely review all of the risks listed below and understand them before making an investment in the Fund.

Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which they appear.

AAPL Risk. The Fund invests in options contracts that are based on the value of AAPL. This subjects the Fund to certain of the same risks as if it owned shares of AAPL, even though it does not. By virtue of the Fund’s investments in options contracts that are based on the value of AAPL, the Fund may also be subject to the following risks:

Indirect Investment in AAPL Risk. Apple Inc. is not affiliated with the Trust, the Fund, the Adviser, or their respective affiliates and is not involved with this offering in any way and has no obligation to consider your Shares in taking any corporate actions that might affect the value of Shares. Investors in the Fund will not have voting rights and will not be able to influence management of Apple Inc. but will be exposed to the performance of AAPL (the underlying stock). Investors in the Fund will not have rights to receive dividends or other distributions or any other rights with respect to the underlying stock but will be subject to declines in the performance of the underlying stock.

AAPL Trading Risk. The trading price of AAPL may be highly volatile and could continue to be subject to wide fluctuations in response to various factors. The stock market in general, and the market for technology companies in particular, has experienced extreme price and volume fluctuations that have often been unrelated or disproportionate to the operating performance of those companies. In particular, a large proportion of AAPL may be traded by short sellers which may put pressure on the supply and demand for the common stock of Apple Inc., further influencing volatility in its market price. Public perception and other factors outside of the control of Apple Inc. may additionally impact AAPL’s stock price due to Apple Inc. garnering a disproportionate degree of public attention, regardless of actual operating performance. In addition, in the past, following periods of volatility in the overall market and the market price of a particular company’s securities, securities class action litigation has often been instituted against companies such as these. Moreover, stockholder litigation like this has been filed against Apple Inc. in the past. While Apple Inc. continues to defend such actions, any judgment against Apple Inc., or any future stockholder litigation could result in substantial costs and a diversion of the management of Apple Inc.’s attention and resources. If AAPL trading is halted, trading in Shares of the Fund may be impacted, either temporarily or indefinitely.

Apple Inc. Performance Risk. Apple Inc. may fail to meet its publicly announced guidelines or other expectations about its business, which could cause the price of AAPL to decline. Apple Inc. provides guidance regarding its expected financial and business performance, such as projections regarding sales and production, as well as anticipated future revenues, gross margins, profitability and cash flows. Correctly identifying key factors affecting business conditions and predicting future events is inherently an uncertain process, and the guidance Apple Inc. provides may not ultimately be accurate and has in the past been inaccurate in certain respects, such as the timing of new product manufacturing ramps. The guidance is based on certain assumptions such as those relating to global and local economic conditions, anticipated production and sales volumes (which generally are not linear throughout a given period), average sales prices, supplier and commodity costs, and planned cost reductions. If Apple Inc.’s guidance is not accurate or varies from actual results due to its inability to meet the assumptions or the impact on its financial performance that could occur as a result of various risks and uncertainties, the market value of common stock issued by Apple Inc. could decline significantly.

Technology Industry Risk. The technology industry, including, in some instances, Apple Inc., is subject to intense media, political and regulatory scrutiny, which may expose Apple Inc. to increasing regulation, government investigations, legal actions and penalties.

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From time to time, Apple Inc. has made changes to its App Store, including actions taken in response to competition, market and legal conditions. Apple Inc. may make further business changes in the future. New legislative initiatives, such as the proposed EU Digital Markets Act, could, if enacted, require further changes. These changes could include how and to what extent Apple Inc. charges developers for access to its platforms and manages distribution of apps outside of the App Store.

Apple Inc. is also currently subject to antitrust investigations in various jurisdictions around the world, which can result in legal proceedings and claims against Apple Inc. that could, individually or in the aggregate, have a materially adverse impact on Apple Inc.’s business, results of operations and financial condition. For example, Apple Inc. is the subject of investigations in Europe and other jurisdictions relating to App Store terms and conditions. If such investigations result in adverse findings against Apple Inc., it could be exposed to significant fines and may be required to make changes to its App Store business, all of which could materially adversely affect Apple Inc.’s business, results of operations and financial condition. Apple Inc. is also subject to litigation relating to the App Store, which has resulted in changes to Apple Inc.’s business practices, and may in the future result in further changes.

Further, Apple Inc. has commercial relationships with other companies in the technology industry that are or may become subject to investigations and litigation that, if resolved against those other companies, could adversely affect Apple Inc.’s commercial relationships with those business partners and materially adversely affect Apple Inc.’s business, results of operations and financial condition. For example, Apple Inc. earns revenue from licensing arrangements with other companies to offer their search services on Apple Inc.’s platforms and apps, and certain of these arrangements are currently subject to government investigations and legal proceedings.

There can be no assurance Apple Inc.’s business will not be materially adversely affected, individually or in the aggregate, by the outcomes of such investigations, litigation or changes to laws and regulations in the future. Changes to Apple Inc.’s business practices to comply with new laws and regulations or in connection with other legal proceedings could negatively impact the reputation of Apple Inc.’s products for privacy and security and otherwise adversely affect the experience for users of Apple Inc.’s products and services, and result in harm to Apple Inc.’s reputation, loss of competitive advantage, poor market acceptance, reduced demand for products and services, and lost sales.

Global Events Risk. Apple Inc.’s business can be impacted by political events, trade and other international disputes, war, terrorism, natural disasters, public health issues, industrial accidents and other business interruptions. Political events, trade and other international disputes, war, terrorism, natural disasters, public health issues, industrial accidents and other business interruptions can harm or disrupt international commerce and the global economy, and could have a material adverse effect on Apple Inc. and its customers, suppliers, contract manufacturers, logistics providers, distributors, cellular network carriers and other channel partners.

Apple Inc. has a large, global business with sales outside the U.S. representing a majority of Apple Inc.’s total net sales, and Apple Inc. believes that it generally benefits from growth in international trade. Substantially all of Apple Inc.’s manufacturing is performed in whole or in part by outsourcing partners located primarily in Asia, including mainland China, India, Japan, South Korea, Taiwan and Vietnam. Trade policies and disputes and other international conflicts can result in tariffs, sanctions and other measures that restrict international trade, and can materially adversely affect Apple Inc.’s business, particularly if these measures occur in regions where Apple Inc. derives a significant portion of its revenues and/or has significant supply chain operations. For example, tensions between the U.S. and China have led to a series of tariffs being imposed by the U.S. on imports from China mainland, as well as other business restrictions. Tariffs increase the cost of Apple Inc.’s products and the components and raw materials that go into making them. These increased costs can adversely impact the gross margin that Apple Inc. earns on its products. Tariffs can also make Apple Inc.’s products more expensive for customers, which could make Apple Inc.’s products less competitive and reduce consumer demand. Countries may also adopt other measures, such as controls on imports or exports of goods, technology or data, that could adversely impact Apple Inc.’s operations and supply chain and limit Apple Inc.’s ability to offer its products and services as designed. These measures can require Apple Inc. to take various actions, including changing suppliers, restructuring business relationships, and ceasing to offer third-party applications on its platforms. Changing Apple Inc.’s operations in accordance with new or changed trade restrictions can be expensive, time-consuming and disruptive to Apple Inc.’s operations. Such restrictions can be announced with little or no advance notice and Apple Inc. may not be able to effectively mitigate all adverse impacts from such measures. If disputes and conflicts further escalate in the future, actions by governments in response could be significantly more severe and restrictive and could materially adversely affect Apple Inc.’s business. Political uncertainty surrounding trade and other international disputes could also have a negative effect on consumer confidence and spending, which could adversely affect Apple Inc.’s business.

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Derivatives Risk. Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, or funds (including ETFs), interest rates or indexes. The Fund’s investments in derivatives may pose risks in addition to, and greater than, those associated with directly investing in securities or other ordinary investments, including risk related to the market, imperfect correlation with underlying investments or the Fund’s other portfolio holdings, higher price volatility, lack of availability, counterparty risk, liquidity, valuation and legal restrictions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The use of derivatives may result in larger losses or smaller gains than directly investing in securities. When the Fund uses derivatives, there may be an imperfect correlation between the value of AAPL and the derivative, which may prevent the Fund from achieving its investment objective. Because derivatives often require only a limited initial investment, the use of derivatives may expose the Fund to losses in excess of those amounts initially invested. In addition, the Fund’s investments in derivatives are subject to the following risks:

Options Contracts. The use of options contracts involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, including the anticipated volatility, which are affected by fiscal and monetary policies and by national and international political, changes in the actual or implied volatility or the reference asset, the time remaining until the expiration of the option contract and economic events. For the Fund in particular, the value of the options contracts in which it invests is substantially influenced by the value of AAPL. The Fund may experience substantial downside from specific option positions and certain option positions held by the Fund may expire worthless. The options held by the Fund are exercisable at the strike price on their expiration date. As an option approaches its expiration date, its value typically increasingly moves with the value of the underlying instrument. However, prior to such date, the value of an option generally does not increase or decrease at the same rate at the underlying instrument. There may at times be an imperfect correlation between the movement in the values of options contracts and the underlying instrument, and there may at times not be a liquid secondary market for certain options contracts. The value of the options held by the Fund will be determined based on market quotations or other recognized pricing methods. Additionally, as the Fund intends to continuously maintain indirect exposure to AAPL through the use of options contracts, as the options contracts it holds are exercised or expire it will enter into new options contracts, a practice referred to as “rolling.” If the expiring options contracts do not generate proceeds enough to cover the cost of entering into new options contracts, the Fund may experience losses.

Counterparty Risk. The Fund is subject to counterparty risk by virtue of its investments in options contracts. Transactions in some types of derivatives, including options, are required to be centrally cleared (“cleared derivatives”). In a transaction involving cleared derivatives, the Fund’s counterparty is a clearing house rather than a bank or broker. Since the Fund is not a member of clearing houses and only members of a clearing house (“clearing members”) can participate directly in the clearing house, the Fund will hold cleared derivatives through accounts at clearing members. In cleared derivatives positions, the Fund will make payments (including margin payments) to and receive payments from a clearing house through their accounts at clearing members. Customer funds held at a clearing organization in connection with any options contracts are held in a commingled omnibus account and are not identified to the name of the clearing member’s individual customers. As a result, assets deposited by the Fund with any clearing member as margin for options may, in certain circumstances, be used to satisfy losses of other clients of the Fund’s clearing member. In addition, although clearing members guarantee performance of their clients’ obligations to the clearing house, there is a risk that the assets of the Fund might not be fully protected in the event of the clearing member’s bankruptcy, as the Fund would be limited to recovering only a pro rata share of all available funds segregated on behalf of the clearing member’s customers for the relevant account class. The Fund is also subject to the risk that a limited number of clearing members are willing to transact on the Fund’s behalf, which heightens the risks associated with a clearing member’s default. This risk is greater for the Fund as it seeks to hold options contracts on a single security, and not a broader range of options contracts, which may limit the number of clearing members that are willing to transact on the Fund’s behalf. If a clearing member defaults the Fund could lose some or all of the benefits of a transaction entered into by the Fund with the clearing member. If the Fund cannot find a clearing member to transact with on the Fund’s behalf, the Fund may be unable to effectively implement its investment strategy.

Price Participation Risk. The Fund employs an investment strategy that includes the sale of call option contracts, which limits the degree to which the Fund will participate in increases in value experienced by AAPL over the Call Period. This means that if AAPL experiences an increase in value above the strike price of the sold call options during a Call Period, the Fund will likely not experience that increase to the same extent and may significantly underperform AAPL over the Call Period. Additionally, because the Fund is limited in the degree to which it will participate in increases in value experienced by AAPL over each Call Period, but has full exposure to any decreases in value experienced by AAPL over the Call Period, the NAV of the Fund may decrease over any given time period. The Fund’s NAV is dependent on the value of each options portfolio, which is based principally upon the performance of AAPL. The degree of participation in AAPL gains the Fund will experience will depend on prevailing market conditions, especially market volatility, at the time the Fund enters into the sold call option contracts and will vary from Call Period to Call Period. The value of the options contracts is affected by changes in the value and dividend rates of AAPL, changes in interest rates, changes in the actual or perceived volatility of AAPL and the remaining time to the options’ expiration, as well as trading conditions in the options market. As the price of AAPL changes and time moves towards the expiration of each Call Period, the value of the options contracts, and therefore the Fund’s NAV, will change. However, it is not expected for the Fund’s NAV to directly correlate on a day-to-day basis with the returns of AAPL. The amount of time remaining until the options contract’s expiration date affects the impact of the potential options premiums on the Fund’s NAV, which may not be in full effect until the expiration date of the Fund’s options contracts. Therefore, while changes in the price of the AAPL will result in changes to the Fund’s NAV, the Fund generally anticipates that the rate of change in the Fund’s NAV will be different than that experienced by AAPL.

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Distribution Risk. The Fund seeks to provide weekly cash distributions. There is no assurance that the Fund will make a distribution in any given week. If the Fund does make distributions, the amounts of such distributions will likely vary greatly from one distribution to the next. Additionally, the weekly distributions, if any, may consist of returns of capital, which would decrease the Fund’s NAV and trading price over time. As a result, an investor may suffer significant losses to their investment. In addition, while the underlying stock may pay dividends, the Fund’s returns will not include any dividends paid by the underlying stock, and any income generated by the Fund may be less than the income generated by a direct investment in the underlying stock.

NAV Erosion Risk Due to Distributions. When the Fund makes a distribution, the Fund’s NAV will typically drop by the amount of the distribution on the related ex-dividend date. The repeated payment of distributions by the Fund, if any, may significantly erode the Fund’s NAV and trading price over time. As a result, an investor may suffer significant losses to their investment.

Call Strategy Risks. The path dependency (i.e., the continued use) of the Fund’s call writing strategy will impact the extent that the Fund participates in the positive price returns of AAPL and, in turn, the Fund’s returns, both during the term of the sold call options and over longer time periods. If, for example, each month the Fund were to sell 7% out-of-the-money call options having a one-month term, the Fund’s participation in the positive price returns of AAPL will be capped at 7% in any given month. However, over a longer period (e.g., 5 months), the Fund should not be expected to participate fully in the first 35% (i.e., 5 months x 7%) of the positive price returns of AAPL, or the Fund may even lose money, even if the AAPL share price has appreciated by at least that much over such period, if during any month over that period AAPL had a return less than 7%. This example illustrates that both the Fund’s participation in the positive price returns of AAPL and its returns will depend not only on the price of AAPL but also on the path that AAPL takes over time.

Additionally, when implementing the Covered Call Spread Strategy, the use of credit call spreads introduces further complexities and risks. While purchasing a higher-strike call option limits potential losses from the short call position, it also reduces the net premium received, which may result in lower overall returns compared to a stand-alone covered call strategy. If the price of the Underlying Security rises rapidly, the call spread may still cap upside participation, leading to missed profit opportunities. Furthermore, market conditions, such as mispricing between near-the-money and further out-of-the-money options, may impact the effectiveness of the strategy, potentially resulting in lower-than-expected returns or increased losses. The relative pricing of options at different strike levels can vary due to volatility shifts, liquidity constraints, or other market dynamics, adding an additional layer of uncertainty to the Fund’s performance under this strategy.

ETF Risks.

Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that are authorized to purchase and redeem Shares directly from the Fund (known as “Authorized Participants” or “APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services; or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

Cash Redemption Risk. The Fund’s investment strategy may require it to redeem Shares for cash or to otherwise include cash as part of its redemption proceeds. For example, the Fund may not be able to redeem in-kind certain securities held by the Fund (e.g., derivative instruments). In such a case, the Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used. By paying out higher annual capital gain distributions, investors may be subjected to increased capital gains taxes. Additionally, there may be brokerage costs or taxable gains or losses that may be imposed on the Fund in connection with a cash redemption that may not have occurred if the Fund had made a redemption in-kind. These costs could decrease the value of the Fund to the extent they are not offset by a transaction fee payable by an AP.

Costs of Buying or Selling Shares. Buying or selling Shares involves certain costs, including brokerage commissions, other charges imposed by brokers, and bid-ask spreads. The bid-ask spread represents the difference between the price at which an investor is willing to buy Shares and the price at which an investor is willing to sell Shares. The spread varies over time based on the Shares’ trading volume and market liquidity. The spread is generally lower if Shares have more trading volume and market liquidity and higher if Shares have little trading volume and market liquidity. Due to the costs of buying or selling Shares, frequent trading of Shares may reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

Management Risk. The Fund is subject to management risk because it is an actively managed portfolio. In managing the Fund’s investment portfolio, the portfolio managers will apply investment techniques and risk analyses that may not produce the desired result. There can be no guarantee that the Fund will meet its investment objective.

Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant.

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Trading. Although Shares are listed on a national securities exchange, such as NYSE Arca, Inc. (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that an active trading market for the Shares will develop or be maintained or that the Shares will trade with any volume, or at all, on any stock exchange. This risk may be greater for the Fund as it seeks to have indirect exposure to a single underlying stock as opposed to a more diverse portfolio like a traditional pooled investment. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares. Shares trade on the Exchange at a market price that may be below, at or above the Fund’s NAV. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. In addition, trading in Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange “circuit breaker” rules. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged. In the event of an unscheduled market close for options contracts that reference a single stock, such as AAPL’s securities being halted or a market wide closure, settlement prices will be determined by the procedures of the listing exchange of the options contracts. As a result, the Fund could be adversely affected and be unable to implement its investment strategies in the event of an unscheduled closing.

Economic and Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in the Fund’s portfolio may underperform in comparison to securities in the general financial markets, a particular financial market, or other asset classes, due to a number of factors, including inflation (or expectations for inflation), deflation (or expectations for deflation), interest rates, global demand for particular products or resources, market instability, financial system instability, debt crises and downgrades, embargoes, tariffs, sanctions and other trade barriers, regulatory events, other governmental trade or market control programs and related geopolitical events. In addition, the value of the Fund’s investments may be negatively affected by the occurrence of global events such as war, terrorism, environmental disasters, natural disasters or events, country instability, and infectious disease epidemics or pandemics. The imposition by the U.S. of tariffs on goods imported from foreign countries and reciprocal tariffs levied on U.S. goods by those countries also may lead to volatility and instability in domestic and foreign markets.

High Portfolio Turnover Risk. The Fund may actively and frequently trade all or a significant portion of the Fund’s holdings. A high portfolio turnover rate increases transaction costs, which may increase the Fund’s expenses. Frequent trading may also cause adverse tax consequences for investors in the Fund due to an increase in short-term capital gains.

Inflation Risk. Inflation risk is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the present value of the Fund’s assets and distributions, if any, may decline.

Liquidity Risk. Some securities held by the Fund, including options contracts, may be difficult to sell or be illiquid, particularly during times of market turmoil. This risk is greater for the Fund as it will hold options contracts on a single security, and not a broader range of options contracts. Markets for securities or financial instruments could be disrupted by a number of events, including, but not limited to, an economic crisis, natural disasters, epidemics/pandemics, new legislation or regulatory changes inside or outside the United States. Illiquid securities may be difficult to value, especially in changing or volatile markets. If the Fund is forced to sell an illiquid security at an unfavorable time or price, the Fund may be adversely impacted. Certain market conditions or restrictions, such as market rules related to short sales, may prevent the Fund from limiting losses, realizing gains or achieving a high correlation with AAPL. There is no assurance that a security that is deemed liquid when purchased will continue to be liquid. Market illiquidity may cause losses for the Fund.

Money Market Instrument Risk. The Fund may use a variety of money market instruments for cash management purposes, including money market funds, depositary accounts and repurchase agreements. Repurchase agreements are contracts in which a seller of securities agrees to buy the securities back at a specified time and price. Repurchase agreements may be subject to market and credit risk related to the collateral securing the repurchase agreement. Money market instruments, including money market funds, may lose money through fees or other means.

Non-Diversification Risk. Because the Fund is “non-diversified,” it may invest a greater percentage of its assets in the securities of a single issuer or a smaller number of issuers than if it was a diversified fund. As a result, a decline in the value of an investment in a single issuer or a smaller number of issuers could cause the Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio. This may increase the Fund’s volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund’s performance.

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Operational Risk. The Fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect the Fund’s ability to meet its investment objective. Although the Fund, and Adviser seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

Single Issuer Risk. Issuer-specific attributes may cause an investment in the Fund to be more volatile than a traditional pooled investment which diversifies risk or the market generally. The value of the Fund, which focuses on an individual security (AAPL), may be more volatile than a traditional pooled investment or the market as a whole and may perform differently from the value of a traditional pooled investment or the market as a whole.

Tax Risk. The Fund intends to elect and to qualify each year to be treated as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (“Code”). As a RIC, the Fund will not be subject to U.S. federal income tax on the portion of its net investment income and net capital gain that it distributes to Shareholders, provided that it satisfies certain requirements of the Code. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund’s taxable income will be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. To comply with the asset diversification test applicable to a RIC, the Fund will attempt to ensure that the value of options it holds is never 25% of the total value of Fund assets at the close of any quarter. If the Fund’s investments in options were to exceed 25% of the Fund’s total assets at the end of a tax quarter, the Fund, generally, has a grace period to cure such lack of compliance. If the Fund fails to timely cure, it may no longer be eligible to be treated as a RIC.

U.S. Government and U.S. Agency Obligations Risk. The Fund may invest in securities issued by the U.S. government or its agencies or instrumentalities. U.S. Government obligations include securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, such as the U.S. Treasury. Payment of principal and interest on U.S. Government obligations may be backed by the full faith and credit of the United States or may be backed solely by the issuing or guaranteeing agency or instrumentality itself. In the latter case, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, which agency or instrumentality may be privately owned. There can be no assurance that the U.S. Government would provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) where it is not obligated to do so.

Performance

The following performance information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance over time. The following bar chart shows the Fund’s annual returns. The table illustrates how the Fund’s average annual returns for the 1-year and since inception periods compare with those of a broad measure of market performance. Although past performance of the Fund is no guarantee of how it will perform in the future, historical performance may give you some indication of the risks of investing in the Fund. Updated performance information is available on the Fund’s website at www.yieldmaxetfs.com.

Calendar Year Ended December 31,

During the period of time shown in the bar chart, the Fund’s highest quarterly return was 17.57% for the quarter ended September 30, 2025 and the lowest quarterly return was -11.04% for the quarter ended March 31, 2025.

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Average Annual Total Returns

For the Periods Ended December 31, 2025

	1 Year	Since Inception April 17, 2023
Return Before Taxes	4.05%	12.94%
Return After Taxes on Distributions	0.35%	8.36%
Return After Taxes on Distributions and Sale of Fund Shares	2.11%	7.71%
S&P 500® Total Return Index (reflects no deduction for fees, expenses, or taxes)(1)	17.88%	21.99%

(1)	The S&P 500® Total Return Index is a free-float market capitalization-weighted index of 500 of the largest U.S. companies. The index is calculated on a total return basis with dividends reinvested.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period covered by the table above and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Shares through tax-deferred or other tax-advantaged arrangements such as an individual retirement account (“IRA”).

Management

Investment Adviser: Tidal Investments LLC (the “Adviser”) serves as investment adviser to the Fund.

Portfolio Managers:

The following individuals are jointly and primarily responsible for the day-to-day management of the Fund.

Jay Pestrichelli, Portfolio Manager for the Adviser, has been a portfolio manager of the Fund since its inception in 2023.

Scott Snyder, Portfolio Manager for the Adviser, has been a portfolio manager of the Fund since February of 2026.

Matt Brandt, Portfolio Manager for the Adviser, has been a portfolio manager of the Fund since February of 2026.

Purchase and Sale of Shares

The Fund issues and redeems Shares at NAV only in large blocks known as “Creation Units,” which only Authorized Participants (APs) (typically, broker-dealers) may purchase or redeem. The Fund generally issues and redeems Creation Units in exchange for a portfolio of securities (the “Deposit Securities”) and/or a designated amount of U.S. cash.

Shares are listed on the Exchange, and individual Shares may only be bought and sold in the secondary market through brokers at market prices, rather than NAV. Because Shares trade at market prices rather than NAV, Shares may trade at a price greater than NAV (premium) or less than NAV (discount).

An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Shares (the “bid” price) and the lowest price a seller is willing to accept for Shares (the “ask” price) when buying or selling Shares in the secondary market. This difference in bid and ask prices is often referred to as the “bid-ask spread.”

Information regarding the Fund’s NAV, market price, how often Shares traded on the Exchange at a premium or discount, and the median bid-ask spreads can be found on the Fund’s website at www.yieldmaxetfs.com.

Tax Information

Fund distributions are generally taxable as ordinary income, qualified dividend income, or capital gains (or a combination), unless an investment is in an individual retirement account (“IRA”) or other tax-advantaged account. Distributions on investments made through tax-deferred arrangements may be taxed later upon withdrawal of assets from those accounts.

Financial Intermediary Compensation

If you purchase Shares through a broker-dealer or other financial intermediary (such as a bank) (an “Intermediary”), the Adviser or its affiliates may pay Intermediaries for certain activities related to the Fund, including participation in activities that are designed to make Intermediaries more knowledgeable about exchange-traded products, including the Fund, or for other activities, such as marketing, educational training, or other initiatives related to the sale or promotion of Shares. These payments may create a conflict of interest by influencing the Intermediary and your salesperson to recommend the Fund over another investment. Any such arrangements do not result in increased Fund expenses. Ask your salesperson or visit the Intermediary’s website for more information.

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YieldMax® ABNB Option Income Strategy ETF - FUND SUMMARY

Investment Objective

The Fund’s primary investment objective is to seek current income. The Fund’s secondary investment objective is to seek exposure to the share price of the common stock of Airbnb, Inc. (“ABNB” or “Underlying Security”), subject to a limit on potential investment gains.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Annual Fund Operating Expenses(1) (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.99%
Distribution and Service (12b-1) Fees	None
Other Expenses (includes interest and tax expense)	0.02%
Acquired Fund Fees and Expenses(2)	0.01%
Total Annual Fund Operating Expenses	1.02%

(1)	The Fund’s investment adviser, Tidal Investments LLC (the “Adviser”), a Tidal Financial Group company, will pay, or require a sub-adviser to pay, all expenses incurred by the Fund (except for advisory fees and sub-advisory fees, as the case may be) excluding interest charges on any borrowings made for investment purposes, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the “1940 Act”), and litigation expenses and other non-routine or extraordinary expenses.
(2)	Acquired Fund Fees and Expenses (“AFFE”) are the indirect costs of investing in other investment companies. Total Annual Fund Operating Expenses do not correlate to the expense ratios in the Fund’s Financial Highlights because the Financial Highlights include only the direct operating expenses incurred by the Fund and exclude AFFE.

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem or hold all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example does not take into account brokerage commissions that you may pay on your purchases and sales of Shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$104	$325	$563	$1,248

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the expense example above, affect the Fund’s performance. During the most recent fiscal year ended October 31, 2025, the Fund’s portfolio turnover rate was 43% of the average value of its portfolio.

Principal Investment Strategies

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks current income while providing indirect exposure to the share price (i.e., the price returns) of the Underlying Security, subject to participation in a portion of potential investment gains. The Fund will employ its investment strategy as it relates to the Underlying Security regardless of whether there are periods of adverse market, economic, or other conditions and will not take temporary defensive positions during such periods. As further described below, the Fund uses either a synthetic covered call strategy or a synthetic covered call spread strategy to seek to generate options premiums and provide indirect exposure to the share price returns of the Underlying Security, subject to participation in a portion of potential investment gains as a result of the nature of the options strategy it employs. That is, the Fund not only seeks to generate options premiums but also aims to derive gains when the value of the Underlying Security increases. The Fund’s options contracts provide:

●	indirect exposure to the share price returns of the Underlying Security,

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●	option premiums, and
●	participation in a portion of gains, if any, of the share price returns of the Underlying Security.

For more information, see sections “The Fund’s Use of Underlying Security Option Contracts” and “Synthetic Covered Call Strategy” below.

Why invest in the Fund?

●	The Fund seeks to generate weekly cash distributions, which is not dependent on the price appreciation of the Underlying Security.
●	The Fund seeks to participate in a portion of the gains experienced by the Underlying Security.

That is, although the Fund may not fully participate in gains in the Underlying Security’s stock price, the Fund’s portfolio is designed to generate options premiums.

An Investment in the Fund is not an investment in the Underlying Security.

●	The Fund’s strategy will capture only a portion of its potential gains if the Underlying Security’s stock price increase in value.
●	The Fund’s strategy is subject to all potential losses if the Underlying Security’s stock price decrease in value, which may not be offset by the options premiums received by the Fund.
●	The Fund does not invest directly in the Underlying Security.
●	Fund shareholders are not entitled to any Underlying Security dividends.

While the Fund seeks to provide current income pursuant to its investment objective, a portion (sometimes significant) of the Fund’s distributions may be classified as return of capital (“ROC”) for financial or tax reporting purposes. Generally speaking, ROC refers to the portion of a distribution from an investment that represents a return of the original investment (principal) rather than income or profit. Accordingly, such distributions do not necessarily reflect the Fund’s income or yield. See the prospectus section titled “Additional Information About the Funds” for more information about option premiums and ROC.

Additional information regarding the Underlying Security is also set forth below.

The Fund’s Use of Underlying Security Option Contracts

As part of the Fund’s synthetic covered call strategy and synthetic covered call spread strategy, the Fund will purchase and sell a combination of standardized exchange-traded and FLexible EXchange® (“FLEX”) call and put option contracts that are based on the value of the price returns of the Underlying Security.

●	In general, an option contract gives the purchaser of the option contract the right to purchase (for a call option) or sell (for a put option) the underlying asset (like shares of the Underlying Security) at a specified price (the “strike price”).
●	If exercised, an option contract obligates the seller to deliver shares (for a sold or “short” call) or buy shares (for a sold or “short” put) of the underlying asset at a specified price (the “strike price”).
●	Options contracts must be exercised or traded to close within a specified time frame, or they expire. See the chart in section “Fund Portfolio” below for a description of the option contracts utilized by the Fund.

Standardized exchange-traded options include standardized terms. FLEX options are also exchange-traded, but they allow for customizable terms (e.g., the strike price can be negotiated). For more information on FLEX options, see “Additional Information about the Funds – Exchange Traded Options Portfolio.”

The Fund’s options contracts are based on the value of the Underlying Security, which gives the Fund the right or obligation to receive or deliver shares of the Underlying Security on the expiration date of the applicable option contract in exchange for the stated strike price, depending on whether the option contract is a call option or a put option, and whether the Fund purchases or sells the option contract.

Synthetic Covered Call Strategy

In seeking to achieve its investment objective, the Fund may implement a “synthetic covered call” strategy using the standardized exchange-traded and FLEX options described above.

●	A traditional covered call strategy is an investment strategy where an investor (the Fund) sells a call option on an underlying security it owns.

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●	A synthetic covered call strategy is similar to a traditional covered call strategy in that the investor sells a call option that is based on the value of the underlying security. However, in a synthetic covered call strategy, the investor (the Fund) does not own the underlying security, but rather seeks to synthetically replicate 100% of the price movements of the underlying security through the use of various investment instruments.

The Fund’s synthetic covered call strategies consists of the following three elements, each of which is described in greater detail farther below:

●	Synthetic long exposure to the Underlying Security, which allows the Fund to seek to participate in the changes, up or down, in the price of shares of the Underlying Security.
●	Covered call writing (where the Underlying Security’s call options are sold against the synthetic long portion of the strategy), which allows the Fund to generate options premiums.
●	U.S. Treasuries, which are used for collateral for the options, and which generate income.

1.	Synthetic Long Exposure

To achieve a synthetic long exposure to the Underlying Security, the Fund will buy the Underlying Security’s call options and, simultaneously, sell the Underlying Security’s put options to try to replicate the price movements of the Underlying Security. The call options purchased by the Fund and the put options sold by the Fund will generally have one-month to six-month terms and strike prices that are approximately equal to the then-current share price of the Underlying Security at the time the contracts are purchased and sold, respectively. The combination of the long call options and sold put options provides the Fund with indirect investment exposure equal to approximately 100% of the Underlying Security for the duration of the applicable options exposure.

2.	Covered Call Strategies

Covered Call Strategy

As part of its strategy, the Fund will write (sell) call option contracts on the Underlying Security to generate options premiums. Since the Fund does not directly own the Underlying Security, these written call options will be sold short (i.e., selling a position it does not currently own). The Fund will seek to participate in the share price appreciation of the Underlying Security, if any. However, due to the nature of covered call strategies, the Fund’s participation may be subject to a cap (as described below). In this strategy, the call options written (sold) by the Fund will generally have 1- month or less expiration dates (the “Call Period”) and generally have a strike price that is approximately 0%-15% above the then-current share price of the Underlying Security.

It is important to note that the sale of the Underlying Security call option contracts will limit the Fund’s participation in the appreciation in the Underlying Security’s stock price. If the stock price of the Underlying Security increases, the above-referenced synthetic long exposure alone would allow the Fund to experience similar percentage gains. However, if the Underlying Security’s stock price appreciates beyond the strike price of one or more of the sold (short) call option contracts, the Fund will lose money on those short call positions, and the losses will, in turn, limit the upside return of the Fund’s synthetic long exposure. As a result, the Fund’s overall strategy (i.e., the combination of the synthetic long exposure to the Underlying Security and the sold (short) the Underlying Security call positions) will limit the Fund’s participation in gains in the Underlying Security’s stock price beyond a certain point.

Covered Call Spread Strategy

The Adviser will employ the Covered Call Spread Strategy when it believes it is a better strategy for the Fund as compared to the Covered Call Strategy. The Fund may write (sell) credit call spreads (described below) rather than stand-alone call option contracts to seek greater participation in the potential appreciation of its Underlying Security’s share price, while still generating net options premiums. The Adviser will primarily employ this covered call spread strategy when it believes that the share price of its Underlying Security is likely to rise significantly in the short term (e.g., following a substantial selloff or overall positive market news). Additionally, the Adviser may use this strategy in other scenarios (e.g., if the market is undervaluing further out-of-the-money options relative to near-the-money options), where it believes the use of credit call spreads may prove more advantageous to the Fund’s total return than the covered call strategy.

A credit call spread involves selling a call option while simultaneously buying a call option with a higher strike price, both with the same expiration date. By writing credit call spreads, the Fund can potentially offset losses incurred from its short call positions if the Underlying Security’s share price rises above the strike price.

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3.	U.S. Treasuries

The Fund will hold short-term U.S. Treasury securities as collateral in connection with the Fund’s synthetic covered call strategy. The Fund may also invest in pooled vehicles (e.g., mutual funds and ETFs) that invest in U.S Treasuries.

The Fund intends to continuously maintain indirect exposure to the Underlying Security through the use of options contracts. As the options contracts it holds are exercised or expire it may enter into new options contracts, a practice referred to as “rolling.” The Fund’s practice of rolling options may result in high portfolio turnover.

Fund’s Weekly Distributions

The Fund will seek to provide weekly cash distributions. The Fund will seek to generate such distributions in the following ways:

●	Writing (selling) call option contracts on its Underlying Security as described above to generate options premiums. A premium, in this context, refers to the price the option buyer pays to the option seller (the Fund) for the rights granted by the option. The amount of these premiums is largely affected by the fluctuations in the Underlying Security’s stock prices. However, other elements like interest rates can also influence the level of premiums.
●	Investing in short-term U.S. Treasury securities. The income generated by these securities will be influenced by interest rates at the time of investment.
●	In addition, the Fund’s use of the Synthetic Covered Call Spread Strategy may occasionally allow it to capture a substantial portion of any significant increase in the price of its Underlying Security. When this happens, the Fund could receive profits exceeding the initial cost of the call options, and the Fund’s distributions may include some of those profits.

Fund’s Return Profile vs its Underlying Security

For the reasons stated above, the Fund’s performance will differ from that of the Underlying Security’s stock price. The performance differences will depend on, among other things, the price of the Underlying Security, changes in the value of the Underlying Security options contracts the Fund holds, and changes in the value of the U.S. Treasuries.

Fund Portfolio

Principal Holdings
Portfolio Holdings (All options are based on the value of the Underlying Security)	Investment Terms	Expected Target Maturity
Purchased call option contracts

“at-the-money” (i.e., the strike price is equal to the then-current share price of the Underlying Security at the time of purchase) to provide indirect exposure to positive price returns of the Underlying Security.

If the Underlying Security share price increases, these options will generate corresponding increases to the Fund.

1-month to 6-month expiration dates
Sold put option contracts

“at-the-money” (i.e., the strike price is equal to the then-current share price of the Underlying Security at the time of sale).

They are sold to help pay for the purchased call options described above.

However, the sold put option contracts provide exposure to the full extent of any share price losses experienced by the Underlying Security.

1-month to 6-month expiration dates
Sold (short) call option contracts (Covered Call Strategy)

The strike price is approximately 0%-15% more than the then-current share price of the Underlying Security at the time of sale.

They generate options premiums. However, they also limit some potential positive returns that the Fund may have otherwise experienced from gains in the Underlying Security’s share price.

1-month or less expiration dates
Sold (short) call option contracts (Covered Call Spread Strategy)

The strike price is approximately 0%-15% more than the then-current share price of the Fund’s Underlying Security at the time of sale.

Sold call option contracts provide inverse exposure to the full extent of any increases in the value experienced by the Fund’s Underlying Security, minus the premium received.

1-month or less expiration dates
Purchased call option contracts (Covered Call Spread Strategy)

“out-of-the-money” (i.e., the strike price is above the strike price of the corresponding Covered Call Spread Strategy sold call).

Bought call option contracts provide exposure to the full extent of any increases in the value experienced by the Fund’s Underlying Security above the option’s strike price.

1-month or less expiration dates
U.S Treasury Securities and Cash

Multiple series of U.S. Treasury Bills supported by the full faith and credit of the U.S. government.

These instruments are used as collateral for the Fund’s derivative investments.

They will also generate income.

6-month to 2-year maturities

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The market value of the cash and treasuries held by the Fund is expected to be between 50% and 100% of the Fund’s net assets and the market value of the options package is expected to be between 0% and 50% of the Fund’s net assets. In terms of notional value, the combination of these investment instruments provides indirect investment exposure to ABNB equal to at least 95% of the Fund’s total assets.

Under normal circumstances, the Fund will invest at least 80% of its net assets, plus borrowings for investment purposes, in securities and financial instruments that provide indirect exposure to ABNB.

The Fund is classified as “non-diversified” under the 1940 Act.

There is no guarantee that the Fund’s investment strategy will be properly implemented, and an investor may lose some or all of its investment.

Airbnb, Inc. (“ABNB”)

ABNB provides an online marketplace for short- and long-term homestays and experiences. ABNB is listed on The Nasdaq Stock Market. Per ABNB’s most recent Form 10-K filing, the aggregate market value of the Class A common stock, as of the most recent available data at time of drafting this prospectus (June 30, 2025), held by non-affiliates of ABNB was approximately $56.2 billion.

ABNB is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the SEC by ABNB pursuant to the Exchange Act can be located by reference to the SEC file number 001-39778 through the SEC’s website at www.sec.gov. In addition, information regarding ABNB may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

This document relates only to the securities offered hereby and does not relate to ABNB or other securities of ABNB. The Fund has derived all disclosures contained in this document regarding ABNB from the publicly available documents. None of the Fund, the Trust, the Adviser, or their respective affiliates has participated in the preparation of such publicly available offering documents or made any due diligence inquiry regarding such documents with respect to ABNB. None of the Fund, the Trust, the Adviser, or their respective affiliates makes any representation that such publicly available documents or any other publicly available information regarding ABNB is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date hereof (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of ABNB (and therefore the price of the Fund at the time we price the securities) have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of or failure to disclose material future events concerning ABNB could affect the value received with respect to the securities and therefore the value of the securities.

None of the Fund, the Trust, the Adviser, or their respective affiliates makes any representation to you as to the performance of ABNB.

NONE OF THE FUND, TIDAL TRUST II, OR TIDAL INVESTMENTS LLC IS AFFILIATED, CONNECTED, OR ASSOCIATED WITH ABNB. THE FUND WAS NOT DEVELOPED OR CREATED BY, AND IS NOT SPONSORED, ENDORSED, OR APPROVED BY, ABNB.

Moreover, ABNB has not participated in the development of the Fund’s investment strategy. ABNB does not select or approve the Fund’s portfolio holdings, nor does it participate in the construction, design, or implementation of the Fund. ABNB does not provide any assurances, guarantees, or representations regarding the Fund or its performance. Nothing herein shall be construed as an offer of any security by ABNB.

None of the Fund, the Trust, the Adviser, or their respective affiliates claim any ownership interest in any trademarks owned by Airbnb, Inc. or ABNB. All rights in the trademarks are reserved by their respective owners.

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Due to the Fund’s investment strategy, the Fund’s investment exposure is concentrated in (or substantially exposed to) the same industry as that assigned to ABNB. As of the date of the Prospectus, ABNB is assigned to the hotels, restaurants, and leisure.

Principal Investment Risks

The principal risks of investing in the Fund are summarized below. As with any investment, there is a risk that you could lose all or a portion of your investment in the Fund. Some or all of these risks may adversely affect the Fund’s net asset value (“NAV”) per share, trading price, yield, total return, and/or ability to meet its objective. For more information about the risks of investing in the Fund, see the section in the Fund’s Prospectus titled “Additional Information About the Funds—Principal Risks of Investing in the Funds.”

An investment in the Fund entails risk. The Fund may not achieve its investment objective and there is a risk that you could lose all of your money invested in the Fund. The Fund is not a complete investment program. It is important that investors closely review all of the risks listed below and understand them before making an investment in the Fund.

Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which they appear.

ABNB Risk. The Fund invests in options contracts that are based on the value of ABNB. This subjects the Fund to certain of the same risks as if it owned shares of ABNB, even though it does not. By virtue of the Fund’s investments in options contracts that are based on the value of ABNB, the Fund may also be subject to the following risks:

Indirect Investment in ABNB Risk. ABNB is not affiliated with the Trust, the Fund, the Adviser or their respective affiliates and is not involved with this offering in any way and has no obligation to consider your Shares in taking any corporate actions that might affect the value of Shares. Investors in the Fund will not have voting rights and will not be able to influence management of ABNB but will be exposed to the performance of ABNB (the underlying stock). Investors in the Fund will not have rights to receive dividends or other distributions or any other rights with respect to the underlying stock but will be subject to declines in the performance of the underlying stock.

ABNB Trading Risk. The trading price of ABNB may be highly volatile and could continue to be subject to wide fluctuations in response to various factors. The stock market in general, and the market for technology companies in particular, has experienced extreme price and volume fluctuations that have often been unrelated or disproportionate to the operating performance of those companies. In particular, a large proportion of ABNB may be traded by short sellers which may put pressure on the supply and demand for the common stock of ABNB, further influencing volatility in its market price. Public perception and other factors outside of the control of ABNB may additionally impact ABNB’s stock price due to ABNB garnering a disproportionate degree of public attention, regardless of actual operating performance. In addition, in the past, following periods of volatility in the overall market and the market price of a particular company’s securities, securities class action litigation has often been instituted against companies such as these. Moreover, stockholder litigation like this has been filed against ABNB in the past. While ABNB continues to defend such actions, any judgment against ABNB, or any future stockholder litigation could result in substantial costs and a diversion of the management of ABNB’s attention and resources. If ABNB trading is halted, trading in Shares of the Fund may be impacted, either temporarily or indefinitely.

ABNB Performance Risk. ABNB may fail to meet its publicly announced guidelines or other expectations about its business, which could cause the price of ABNB to decline. ABNB provides guidance regarding its expected financial and business performance, such as projections regarding sales and production, as well as anticipated future revenues, gross margins, profitability and cash flows. Correctly identifying key factors affecting business conditions and predicting future events is inherently an uncertain process, and the guidance ABNB provides may not ultimately be accurate and has in the past been inaccurate in certain respects, such as the timing of new product manufacturing ramps. The guidance is based on certain assumptions such as those relating to global and local economic conditions, anticipated production and sales volumes (which generally are not linear throughout a given period), average sales prices, supplier and commodity costs, and planned cost reductions. If ABNB’s guidance is not accurate or varies from actual results due to its inability to meet the assumptions or the impact on its financial performance that could occur as a result of various risks and uncertainties, the market value of common stock issued by ABNB could decline significantly.

Travel Industry Risk. Companies in the travel industry may be adversely affected by a downturn in economic conditions that can result in decreased demand for leisure and business travel. Due to the discretionary nature of business and leisure travel spending, travel company revenues are heavily influenced by the condition of the U.S. and foreign economies. Travel companies may also be significantly affected by changes in labor relations and insurance costs. Lodging industry companies, in particular, are subject to various risks that may cause significant losses, which includes risks related to uncertainty in travel (due to global, regional or local events), guest safety, security, and privacy, changing consumer demands, consumer perception of risk (for example, due to terrorist attacks, pandemics, and political or social violence), and changing or increased regulations.

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Derivatives Risk. Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, or funds (including ETFs), interest rates or indexes. The Fund’s investments in derivatives may pose risks in addition to, and greater than, those associated with directly investing in securities or other ordinary investments, including risk related to the market, imperfect correlation with underlying investments or the Fund’s other portfolio holdings, higher price volatility, lack of availability, counterparty risk, liquidity, valuation and legal restrictions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The use of derivatives may result in larger losses or smaller gains than directly investing in securities. When the Fund uses derivatives, there may be an imperfect correlation between the value of ABNB and the derivative, which may prevent the Fund from achieving its investment objective. Because derivatives often require only a limited initial investment, the use of derivatives may expose the Fund to losses in excess of those amounts initially invested. In addition, the Fund’s investments in derivatives are subject to the following risks:

Options Contracts. The use of options contracts involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, including the anticipated volatility, which are affected by fiscal and monetary policies and by national and international political, changes in the actual or implied volatility or the reference asset, the time remaining until the expiration of the option contract and economic events. For the Fund in particular, the value of the options contracts in which it invests is substantially influenced by the value of ABNB. The Fund may experience substantial downside from specific option positions and certain option positions held by the Fund may expire worthless. The options held by the Fund are exercisable at the strike price on their expiration date. As an option approaches its expiration date, its value typically increasingly moves with the value of the underlying instrument. However, prior to such date, the value of an option generally does not increase or decrease at the same rate at the underlying instrument. There may at times be an imperfect correlation between the movement in the values of options contracts and the underlying instrument, and there may at times not be a liquid secondary market for certain options contracts. The value of the options held by the Fund will be determined based on market quotations or other recognized pricing methods. Additionally, as the Fund intends to continuously maintain indirect exposure to ABNB through the use of options contracts, as the options contracts it holds are exercised or expire it will enter into new options contracts, a practice referred to as “rolling.” If the expiring options contracts do not generate proceeds enough to cover the cost of entering into new options contracts, the Fund may experience losses.

Counterparty Risk. The Fund is subject to counterparty risk by virtue of its investments in options contracts. Transactions in some types of derivatives, including options, are required to be centrally cleared (“cleared derivatives”). In a transaction involving cleared derivatives, the Fund’s counterparty is a clearing house rather than a bank or broker. Since the Fund is not a member of clearing houses and only members of a clearing house (“clearing members”) can participate directly in the clearing house, the Fund will hold cleared derivatives through accounts at clearing members. In cleared derivatives positions, the Fund will make payments (including margin payments) to and receive payments from a clearing house through their accounts at clearing members. Customer funds held at a clearing organization in connection with any options contracts are held in a commingled omnibus account and are not identified to the name of the clearing member’s individual customers. As a result, assets deposited by the Fund with any clearing member as margin for options may, in certain circumstances, be used to satisfy losses of other clients of the Fund’s clearing member. In addition, although clearing members guarantee performance of their clients’ obligations to the clearing house, there is a risk that the assets of the Fund might not be fully protected in the event of the clearing member’s bankruptcy, as the Fund would be limited to recovering only a pro rata share of all available funds segregated on behalf of the clearing member’s customers for the relevant account class. The Fund is also subject to the risk that a limited number of clearing members are willing to transact on the Fund’s behalf, which heightens the risks associated with a clearing member’s default. This risk is greater for the Fund as it seeks to hold options contracts on a single security, and not a broader range of options contracts, which may limit the number of clearing members that are willing to transact on the Fund’s behalf. If a clearing member defaults the Fund could lose some or all of the benefits of a transaction entered into by the Fund with the clearing member. If the Fund cannot find a clearing member to transact with on the Fund’s behalf, the Fund may be unable to effectively implement its investment strategy.

Price Participation Risk. The Fund employs an investment strategy that includes the sale of call option contracts, which limits the degree to which the Fund will participate in increases in value experienced by ABNB over the Call Period. This means that if ABNB experiences an increase in value above the strike price of the sold call options during a Call Period, the Fund will likely not experience that increase to the same extent and may significantly underperform ABNB over the Call Period. Additionally, because the Fund is limited in the degree to which it will participate in increases in value experienced by ABNB over each Call Period, but has full exposure to any decreases in value experienced by ABNB over the Call Period, the NAV of the Fund may decrease over any given time period. The Fund’s NAV is dependent on the value of each options portfolio, which is based principally upon the performance of ABNB. The degree of participation in ABNB gains the Fund will experience will depend on prevailing market conditions, especially market volatility, at the time the Fund enters into the sold call option contracts and will vary from Call Period to Call Period. The value of the options contracts is affected by changes in the value and dividend rates of ABNB, changes in interest rates, changes in the actual or perceived volatility of ABNB and the remaining time to the options’ expiration, as well as trading conditions in the options market. As the price of ABNB changes and time moves towards the expiration of each Call Period, the value of the options contracts, and therefore the Fund’s NAV, will change. However, it is not expected for the Fund’s NAV to directly correlate on a day-to-day basis with the returns of ABNB. The amount of time remaining until the options contract’s expiration date affects the impact of the potential options premiums on the Fund’s NAV, which may not be in full effect until the expiration date of the Fund’s options contracts. Therefore, while changes in the price of the ABNB will result in changes to the Fund’s NAV, the Fund generally anticipates that the rate of change in the Fund’s NAV will be different than that experienced by ABNB.

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Distribution Risk. The Fund seeks to provide weekly cash distributions. There is no assurance that the Fund will make a distribution in any given week. If the Fund does make distributions, the amounts of such distributions will likely vary greatly from one distribution to the next. Additionally, the weekly distributions, if any, may consist of returns of capital, which would decrease the Fund’s NAV and trading price over time. As a result, an investor may suffer significant losses to their investment. In addition, while the underlying stock may pay dividends, the Fund’s returns will not include any dividends paid by the underlying stock, and any income generated by the Fund may be less than the income generated by a direct investment in the underlying stock.

NAV Erosion Risk Due to Distributions. When the Fund makes a distribution, the Fund’s NAV will typically drop by the amount of the distribution on the related ex-dividend date. The repeated payment of distributions by the Fund, if any, may significantly erode the Fund’s NAV and trading price over time. As a result, an investor may suffer significant losses to their investment.

Call Strategy Risks. The path dependency (i.e., the continued use) of the Fund’s call writing strategy will impact the extent that the Fund participates in the positive price returns of ABNB and, in turn, the Fund’s returns, both during the term of the sold call options and over longer time periods. If, for example, each month the Fund were to sell 7% out-of-the-money call options having a one-month term, the Fund’s participation in the positive price returns of ABNB will be capped at 7% in any given month. However, over a longer period (e.g., 5 months), the Fund should not be expected to participate fully in the first 35% (i.e., 5 months x 7%) of the positive price returns of ABNB, or the Fund may even lose money, even if the ABNB share price has appreciated by at least that much over such period, if during any month over that period ABNB had a return less than 7%. This example illustrates that both the Fund’s participation in the positive price returns of ABNB and its returns will depend not only on the price of ABNB but also on the path that ABNB takes over time.

Additionally, when implementing the Covered Call Spread Strategy, the use of credit call spreads introduces further complexities and risks. While purchasing a higher-strike call option limits potential losses from the short call position, it also reduces the net premium received, which may result in lower overall returns compared to a stand-alone covered call strategy. If the price of the Underlying Security rises rapidly, the call spread may still cap upside participation, leading to missed profit opportunities. Furthermore, market conditions, such as mispricing between near-the-money and further out-of-the-money options, may impact the effectiveness of the strategy, potentially resulting in lower-than-expected returns or increased losses. The relative pricing of options at different strike levels can vary due to volatility shifts, liquidity constraints, or other market dynamics, adding an additional layer of uncertainty to the Fund’s performance under this strategy.

ETF Risks.

Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that are authorized to purchase and redeem Shares directly from the Fund (known as “Authorized Participants” or “APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services; or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

Cash Redemption Risk. The Fund’s investment strategy may require it to redeem Shares for cash or to otherwise include cash as part of its redemption proceeds. For example, the Fund may not be able to redeem in-kind certain securities held by the Fund (e.g., derivative instruments). In such a case, the Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used. By paying out higher annual capital gain distributions, investors may be subjected to increased capital gains taxes. Additionally, there may be brokerage costs or taxable gains or losses that may be imposed on the Fund in connection with a cash redemption that may not have occurred if the Fund had made a redemption in-kind. These costs could decrease the value of the Fund to the extent they are not offset by a transaction fee payable by an AP.

Costs of Buying or Selling Shares. Buying or selling Shares involves certain costs, including brokerage commissions, other charges imposed by brokers, and bid-ask spreads. The bid-ask spread represents the difference between the price at which an investor is willing to buy Shares and the price at which an investor is willing to sell Shares. The spread varies over time based on the Shares’ trading volume and market liquidity. The spread is generally lower if Shares have more trading volume and market liquidity and higher if Shares have little trading volume and market liquidity. Due to the costs of buying or selling Shares, frequent trading of Shares may reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

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Management Risk. The Fund is subject to management risk because it is an actively managed portfolio. In managing the Fund’s investment portfolio, the portfolio managers will apply investment techniques and risk analyses that may not produce the desired result. There can be no guarantee that the Fund will meet its investment objective.

Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant.

Trading. Although Shares are listed on a national securities exchange, such as NYSE Arca, Inc. (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that an active trading market for the Shares will develop or be maintained or that the Shares will trade with any volume, or at all, on any stock exchange. This risk may be greater for the Fund as it seeks to have indirect exposure to a single underlying stock as opposed to a more diverse portfolio like a traditional pooled investment. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares. Shares trade on the Exchange at a market price that may be below, at or above the Fund’s NAV. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. In addition, trading in Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange “circuit breaker” rules. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged. In the event of an unscheduled market close for options contracts that reference a single stock, such as ABNB’s securities being halted or a market wide closure, settlement prices will be determined by the procedures of the listing exchange of the options contracts. As a result, the Fund could be adversely affected and be unable to implement its investment strategies in the event of an unscheduled closing.

Economic and Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in the Fund’s portfolio may underperform in comparison to securities in the general financial markets, a particular financial market, or other asset classes, due to a number of factors, including inflation (or expectations for inflation), deflation (or expectations for deflation), interest rates, global demand for particular products or resources, market instability, financial system instability, debt crises and downgrades, embargoes, tariffs, sanctions and other trade barriers, regulatory events, other governmental trade or market control programs and related geopolitical events. In addition, the value of the Fund’s investments may be negatively affected by the occurrence of global events such as war, terrorism, environmental disasters, natural disasters or events, country instability, and infectious disease epidemics or pandemics. The imposition by the U.S. of tariffs on goods imported from foreign countries and reciprocal tariffs levied on U.S. goods by those countries also may lead to volatility and instability in domestic and foreign markets.

High Portfolio Turnover Risk. The Fund may actively and frequently trade all or a significant portion of the Fund’s holdings. A high portfolio turnover rate increases transaction costs, which may increase the Fund’s expenses. Frequent trading may also cause adverse tax consequences for investors in the Fund due to an increase in short-term capital gains.

Inflation Risk. Inflation risk is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the present value of the Fund’s assets and distributions, if any, may decline.

Liquidity Risk. Some securities held by the Fund, including options contracts, may be difficult to sell or be illiquid, particularly during times of market turmoil. This risk is greater for the Fund as it will hold options contracts on a single security, and not a broader range of options contracts. Markets for securities or financial instruments could be disrupted by a number of events, including, but not limited to, an economic crisis, natural disasters, epidemics/pandemics, new legislation or regulatory changes inside or outside the United States. Illiquid securities may be difficult to value, especially in changing or volatile markets. If the Fund is forced to sell an illiquid security at an unfavorable time or price, the Fund may be adversely impacted. Certain market conditions or restrictions, such as market rules related to short sales, may prevent the Fund from limiting losses, realizing gains or achieving a high correlation with ABNB. There is no assurance that a security that is deemed liquid when purchased will continue to be liquid. Market illiquidity may cause losses for the Fund.

Money Market Instrument Risk. The Fund may use a variety of money market instruments for cash management purposes, including money market funds, depositary accounts and repurchase agreements. Repurchase agreements are contracts in which a seller of securities agrees to buy the securities back at a specified time and price. Repurchase agreements may be subject to market and credit risk related to the collateral securing the repurchase agreement. Money market instruments, including money market funds, may lose money through fees or other means.

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Newer Fund Risk. The Fund is a recently organized management investment company with limited operating history. As a result, prospective investors only have a limited track record or history on which to base their investment decisions. There can be no assurance that the Fund will maintain an economically viable size.

Non-Diversification Risk. Because the Fund is “non-diversified,” it may invest a greater percentage of its assets in the securities of a single issuer or a smaller number of issuers than if it was a diversified fund. As a result, a decline in the value of an investment in a single issuer or a smaller number of issuers could cause the Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio. This may increase the Fund’s volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund’s performance.

Operational Risk. The Fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect the Fund’s ability to meet its investment objective. Although the Fund and Adviser seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

Single Issuer Risk. Issuer-specific attributes may cause an investment in the Fund to be more volatile than a traditional pooled investment which diversifies risk or the market generally. The value of the Fund, which focuses on an individual security (ABNB), may be more volatile than a traditional pooled investment or the market as a whole and may perform differently from the value of a traditional pooled investment or the market as a whole.

Tax Risk. The Fund intends to elect and to qualify each year to be treated as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (“Code”). As a RIC, the Fund will not be subject to U.S. federal income tax on the portion of its net investment income and net capital gain that it distributes to Shareholders, provided that it satisfies certain requirements of the Code. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund’s taxable income will be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. To comply with the asset diversification test applicable to a RIC, the Fund will attempt to ensure that the value of options it holds is never 25% of the total value of Fund assets at the close of any quarter. If the Fund’s investments in options were to exceed 25% of the Fund’s total assets at the end of a tax quarter, the Fund, generally, has a grace period to cure such lack of compliance. If the Fund fails to timely cure, it may no longer be eligible to be treated as a RIC.

U.S. Government and U.S. Agency Obligations Risk. The Fund may invest in securities issued by the U.S. government or its agencies or instrumentalities. U.S. Government obligations include securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, such as the U.S. Treasury. Payment of principal and interest on U.S. Government obligations may be backed by the full faith and credit of the United States or may be backed solely by the issuing or guaranteeing agency or instrumentality itself. In the latter case, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, which agency or instrumentality may be privately owned. There can be no assurance that the U.S. Government would provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) where it is not obligated to do so.

Performance

The following performance information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance over time. The following bar chart shows the Fund’s annual returns. The table illustrates how the Fund’s average annual returns for the 1-year and since inception periods compare with those of a broad measure of market performance. Although past performance of the Fund is no guarantee of how it will perform in the future, historical performance may give you some indication of the risks of investing in the Fund. Updated performance information is available on the Fund’s website at www.yieldmaxetfs.com.

Calendar Year Ended December 31,

During the period of time shown in the bar chart, the Fund’s highest quarterly return was 10.01% for the quarter ended December 31, 2025 and the lowest quarterly return was -9.25% for the quarter ended March 31, 2025.

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Average Annual Total Returns

For the Periods Ended December 31, 2025

	1 Year	Since Inception June 24, 2024
Return Before Taxes	-1.78%	-6.33%
Return After Taxes on Distributions	-1.78%	-10.16%
Return After Taxes on Distributions and Sale of Fund Shares	-1.06%	-6.39%
S&P 500® Total Return Index (reflects no deduction for fees, expenses, or taxes)(1)	17.88%	17.71%

(1)	The S&P 500® Total Return Index is a free-float market capitalization-weighted index of 500 of the largest U.S. companies. The index is calculated on a total return basis with dividends reinvested.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period covered by the table above and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Shares through tax-deferred or other tax-advantaged arrangements such as an individual retirement account (“IRA”).

Management

Investment Adviser: Tidal Investments LLC (the “Adviser”) serves as investment adviser to the Fund.

Portfolio Managers:

The following individuals are jointly and primarily responsible for the day-to-day management of the Fund.

Jay Pestrichelli, Portfolio Manager for the Adviser, has been a portfolio manager of the Fund since its inception in 2024.

Scott Snyder, Portfolio Manager for the Adviser, has been a portfolio manager of the Fund since February of 2026.

Matt Brandt, Portfolio Manager for the Adviser, has been a portfolio manager of the Fund since February of 2026.

Purchase and Sale of Shares

The Fund issues and redeems Shares at NAV only in large blocks known as “Creation Units,” which only Authorized Participants (APs) (typically, broker-dealers) may purchase or redeem. The Fund generally issues and redeems Creation Units in exchange for a portfolio of securities (the “Deposit Securities”) and/or a designated amount of U.S. cash.

Shares are listed on the Exchange, and individual Shares may only be bought and sold in the secondary market through brokers at market prices, rather than NAV. Because Shares trade at market prices rather than NAV, Shares may trade at a price greater than NAV (premium) or less than NAV (discount).

An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Shares (the “bid” price) and the lowest price a seller is willing to accept for Shares (the “ask” price) when buying or selling Shares in the secondary market. This difference in bid and ask prices is often referred to as the “bid-ask spread.”

Information regarding the Fund’s NAV, market price, how often Shares traded on the Exchange at a premium or discount, and the median bid-ask spreads can be found on the Fund’s website at www.yieldmaxetfs.com.

Tax Information

Fund distributions are generally taxable as ordinary income, qualified dividend income, or capital gains (or a combination), unless an investment is in an individual retirement account (“IRA”) or other tax-advantaged account. Distributions on investments made through tax-deferred arrangements may be taxed later upon withdrawal of assets from those accounts.

Financial Intermediary Compensation

If you purchase Shares through a broker-dealer or other financial intermediary (such as a bank) (an “Intermediary”), the Adviser or its affiliates may pay Intermediaries for certain activities related to the Fund, including participation in activities that are designed to make Intermediaries more knowledgeable about exchange-traded products, including the Fund, or for other activities, such as marketing, educational training, or other initiatives related to the sale or promotion of Shares. These payments may create a conflict of interest by influencing the Intermediary and your salesperson to recommend the Fund over another investment. Any such arrangements do not result in increased Fund expenses. Ask your salesperson or visit the Intermediary’s website for more information.

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YieldMax® ADBE Option Income Strategy ETF - FUND SUMMARY

Investment Objective

The Fund’s primary investment objective is to seek current income. The Fund’s secondary investment objective is to seek exposure to the share price of the common stock of Adobe Inc. (“ADBE” or “Underlying Security”), subject to a limit on potential investment gains.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Annual Fund Operating Expenses(1) (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.99%
Distribution and Service (12b-1) Fees	None
Other Expenses(2)	0.00%
Total Annual Fund Operating Expenses	0.99%

(1)	The Fund’s investment adviser, Tidal Investments LLC (the “Adviser”), a Tidal Financial Group company, will pay, or require a sub-adviser to pay, all expenses incurred by the Fund (except for advisory fees and sub-advisory fees, as the case may be) excluding interest charges on any borrowings made for investment purposes, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the “1940 Act”), and litigation expenses and other non-routine or extraordinary expenses.

(2)	Based on estimated amounts for the current fiscal year.

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem or hold all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example does not take into account brokerage commissions that you may pay on your purchases and sales of Shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$101	$315

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the expense example above, affect the Fund’s performance. Because the Fund has not commenced operations as of the date of this prospectus, portfolio turnover information is not yet available.

Principal Investment Strategies

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks current income while providing indirect exposure to the share price (i.e., the price returns) of the Underlying Security, subject to participation in a portion of potential investment gains. The Fund will employ its investment strategy as it relates to the Underlying Security regardless of whether there are periods of adverse market, economic, or other conditions and will not take temporary defensive positions during such periods. As further described below, the Fund uses either a synthetic covered call strategy or a synthetic covered call spread strategy to seek to generate options premiums and provide indirect exposure to the share price returns of the Underlying Security, subject to participation in a portion of potential investment gains as a result of the nature of the options strategy it employs. That is, the Fund not only seeks to generate options premiums but also aims to derive gains when the value of the Underlying Security increases. The Fund’s options contracts provide:

●	indirect exposure to the share price returns of the Underlying Security,
●	option premiums, and
●	participation in a portion of gains, if any, of the share price returns of the Underlying Security.

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For more information, see sections “The Fund’s Use of Underlying Security Option Contracts” and “Synthetic Covered Call Strategy” below.

Why invest in the Fund?

●	The Fund seeks to generate weekly cash distributions, which is not dependent on the price appreciation of the Underlying Security.
●	The Fund seeks to participate in a portion of the gains experienced by the Underlying Security.

That is, although the Fund may not fully participate in gains in the Underlying Security’s stock price, the Fund’s portfolio is designed to generate options premiums.

An Investment in the Fund is not an investment in the Underlying Security.

●	The Fund’s strategy will capture only a portion of its potential gains if the Underlying Security’s stock price increase in value.
●	The Fund’s strategy is subject to all potential losses if the Underlying Security’s stock price decrease in value, which may not be offset by the options premiums received by the Fund.
●	The Fund does not invest directly in the Underlying Security.
●	Fund shareholders are not entitled to any Underlying Security dividends.

While the Fund seeks to provide current income pursuant to its investment objective, a portion (sometimes significant) of the Fund’s distributions may be classified as return of capital (“ROC”) for financial or tax reporting purposes. Generally speaking, ROC refers to the portion of a distribution from an investment that represents a return of the original investment (principal) rather than income or profit. Accordingly, such distributions do not necessarily reflect the Fund’s income or yield. See the prospectus section titled “Additional Information About the Funds” for more information about option premiums and ROC.

Additional information regarding the Underlying Security is also set forth below.

The Fund’s Use of Underlying Security Option Contracts

As part of the Fund’s synthetic covered call strategy and synthetic covered call spread strategy, the Fund will purchase and sell a combination of standardized exchange-traded and FLexible EXchange® (“FLEX”) call and put option contracts that are based on the value of the price returns of the Underlying Security.

●	In general, an option contract gives the purchaser of the option contract the right to purchase (for a call option) or sell (for a put option) the underlying asset (like shares of the Underlying Security) at a specified price (the “strike price”).
●	If exercised, an option contract obligates the seller to deliver shares (for a sold or “short” call) or buy shares (for a sold or “short” put) of the underlying asset at a specified price (the “strike price”).
●	Options contracts must be exercised or traded to close within a specified time frame, or they expire. See the chart in section “Fund Portfolio” below for a description of the option contracts utilized by the Fund.

Standardized exchange-traded options include standardized terms. FLEX options are also exchange-traded, but they allow for customizable terms (e.g., the strike price can be negotiated). For more information on FLEX options, see “Additional Information about the Funds – Exchange Traded Options Portfolio.”

The Fund’s options contracts are based on the value of the Underlying Security, which gives the Fund the right or obligation to receive or deliver shares of the Underlying Security on the expiration date of the applicable option contract in exchange for the stated strike price, depending on whether the option contract is a call option or a put option, and whether the Fund purchases or sells the option contract.

Synthetic Covered Call Strategy

In seeking to achieve its investment objective, the Fund may implement a “synthetic covered call” strategy using the standardized exchange-traded and FLEX options described above.

●	A traditional covered call strategy is an investment strategy where an investor (the Fund) sells a call option on an underlying security it owns.
●	A synthetic covered call strategy is similar to a traditional covered call strategy in that the investor sells a call option that is based on the value of the underlying security. However, in a synthetic covered call strategy, the investor (the Fund) does not own the underlying security, but rather seeks to synthetically replicate 100% of the price movements of the underlying security through the use of various investment instruments.

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The Fund’s synthetic covered call strategies consists of the following three elements, each of which is described in greater detail farther below:

●	Synthetic long exposure to the Underlying Security, which allows the Fund to seek to participate in the changes, up or down, in the price of shares of the Underlying Security.
●	Covered call writing (where the Underlying Security’s call options are sold against the synthetic long portion of the strategy), which allows the Fund to generate options premiums.
●	U.S. Treasuries, which are used for collateral for the options, and which generate income.

1.	Synthetic Long Exposure

To achieve a synthetic long exposure to the Underlying Security, the Fund will buy the Underlying Security’s call options and, simultaneously, sell the Underlying Security’s put options to try to replicate the price movements of the Underlying Security. The call options purchased by the Fund and the put options sold by the Fund will generally have one-month to six-month terms and strike prices that are approximately equal to the then-current share price of the Underlying Security at the time the contracts are purchased and sold, respectively. The combination of the long call options and sold put options provides the Fund with indirect investment exposure equal to approximately 100% of the Underlying Security for the duration of the applicable options exposure.

2.	Covered Call Strategies

Covered Call Strategy

As part of its strategy, the Fund will write (sell) call option contracts on the Underlying Security to generate options premiums. Since the Fund does not directly own the Underlying Security, these written call options will be sold short (i.e., selling a position it does not currently own). The Fund will seek to participate in the share price appreciation of the Underlying Security, if any. However, due to the nature of covered call strategies, the Fund’s participation may be subject to a cap (as described below). In this strategy, the call options written (sold) by the Fund will generally have 1- month or less expiration dates (the “Call Period”) and generally have a strike price that is approximately 0%-15% above the then-current share price of the Underlying Security.

It is important to note that the sale of the Underlying Security call option contracts will limit the Fund’s participation in the appreciation in the Underlying Security’s stock price. If the stock price of the Underlying Security increases, the above-referenced synthetic long exposure alone would allow the Fund to experience similar percentage gains. However, if the Underlying Security’s stock price appreciates beyond the strike price of one or more of the sold (short) call option contracts, the Fund will lose money on those short call positions, and the losses will, in turn, limit the upside return of the Fund’s synthetic long exposure. As a result, the Fund’s overall strategy (i.e., the combination of the synthetic long exposure to the Underlying Security and the sold (short) the Underlying Security call positions) will limit the Fund’s participation in gains in the Underlying Security’s stock price beyond a certain point.

Covered Call Spread Strategy

The Adviser will employ the Covered Call Spread Strategy when it believes it is a better strategy for the Fund as compared to the Covered Call Strategy. The Fund may write (sell) credit call spreads (described below) rather than stand-alone call option contracts to seek greater participation in the potential appreciation of its Underlying Security’s share price, while still generating net options premiums. The Adviser will primarily employ this covered call spread strategy when it believes that the share price of its Underlying Security is likely to rise significantly in the short term (e.g., following a substantial selloff or overall positive market news). Additionally, the Adviser may use this strategy in other scenarios (e.g., if the market is undervaluing further out-of-the-money options relative to near-the-money options), where it believes the use of credit call spreads may prove more advantageous to the Fund’s total return than the covered call strategy.

A credit call spread involves selling a call option while simultaneously buying a call option with a higher strike price, both with the same expiration date. By writing credit call spreads, the Fund can potentially offset losses incurred from its short call positions if the Underlying Security’s share price rises above the strike price.

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3.	U.S. Treasuries

The Fund will hold short-term U.S. Treasury securities as collateral in connection with the Fund’s synthetic covered call strategy. The Fund may also invest in pooled vehicles (e.g., mutual funds and ETFs) that invest in U.S Treasuries.

The Fund intends to continuously maintain indirect exposure to the Underlying Security through the use of options contracts. As the options contracts it holds are exercised or expire it may enter into new options contracts, a practice referred to as “rolling.” The Fund’s practice of rolling options may result in high portfolio turnover.

Fund’s Weekly Distributions

The Fund will seek to provide weekly cash distributions. The Fund will seek to generate such distributions in the following ways:

●	Writing (selling) call option contracts on its Underlying Security as described above to generate options premiums. A premium, in this context, refers to the price the option buyer pays to the option seller (the Fund) for the rights granted by the option. The amount of these premiums is largely affected by the fluctuations in the Underlying Security’s stock prices. However, other elements like interest rates can also influence the level of premiums.
●	Investing in short-term U.S. Treasury securities. The income generated by these securities will be influenced by interest rates at the time of investment.
●	In addition, the Fund’s use of the Synthetic Covered Call Spread Strategy may occasionally allow it to capture a substantial portion of any significant increase in the price of its Underlying Security. When this happens, the Fund could receive profits exceeding the initial cost of the call options, and the Fund’s distributions may include some of those profits.

Fund’s Return Profile vs its Underlying Security

For the reasons stated above, the Fund’s performance will differ from that of the Underlying Security’s stock price. The performance differences will depend on, among other things, the price of the Underlying Security, changes in the value of the Underlying Security options contracts the Fund holds, and changes in the value of the U.S. Treasuries.

Fund Portfolio

Principal Holdings
Portfolio Holdings (All options are based on the value of the Underlying Security)	Investment Terms	Expected Target Maturity
Purchased call option contracts

“at-the-money” (i.e., the strike price is equal to the then-current share price of the Underlying Security at the time of purchase) to provide indirect exposure to positive price returns of the Underlying Security.

If the Underlying Security share price increases, these options will generate corresponding increases to the Fund.

1-month to 6-month expiration dates
Sold put option contracts

“at-the-money” (i.e., the strike price is equal to the then-current share price of the Underlying Security at the time of sale).

They are sold to help pay for the purchased call options described above.

However, the sold put option contracts provide exposure to the full extent of any share price losses experienced by the Underlying Security.

1-month to 6-month expiration dates
Sold (short) call option contracts (Covered Call Strategy)

The strike price is approximately 0%-15% more than the then-current share price of the Underlying Security at the time of sale.

They generate options premiums. However, they also limit some potential positive returns that the Fund may have otherwise experienced from gains in the Underlying Security’s share price.

1-month or less expiration dates
Sold (short) call option contracts (Covered Call Spread Strategy)

The strike price is approximately 0%-15% more than the then-current share price of the Fund’s Underlying Security at the time of sale.

Sold call option contracts provide inverse exposure to the full extent of any increases in the value experienced by the Fund’s Underlying Security, minus the premium received.

1-month or less expiration dates
Purchased call option contracts (Covered Call Spread Strategy)

“out-of-the-money” (i.e., the strike price is above the strike price of the corresponding Covered Call Spread Strategy sold call).

Bought call option contracts provide exposure to the full extent of any increases in the value experienced by the Fund’s Underlying Security above the option’s strike price.

1-month or less expiration dates
U.S Treasury Securities and Cash

Multiple series of U.S. Treasury Bills supported by the full faith and credit of the U.S. government.

These instruments are used as collateral for the Fund’s derivative investments.

They will also generate income.

6-month to 2-year maturities

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The market value of the cash and treasuries held by the Fund is expected to be between 50% and 100% of the Fund’s net assets and the market value of the options package is expected to be between 0% and 50% of the Fund’s net assets. In terms of notional value, the combination of these investment instruments provides indirect investment exposure to ADBE equal to at least 95% of the Fund’s total assets.

Under normal circumstances, the Fund will invest at least 80% of its net assets, plus borrowings for investment purposes, in securities and financial instruments that provide indirect exposure to ADBE.

The Fund is classified as “non-diversified” under the 1940 Act.

There is no guarantee that the Fund’s investment strategy will be properly implemented, and an investor may lose some or all of its investment.

Adobe Inc. (“ADBE”)

ADBE is a diversified software company, which offers a line of products and services for, among other things, creating, managing, and delivering content. ADBE is listed on NASDAQ. Per ADBE’s most recent Form 10-K filing, the aggregate market value of common stock, as of the most recent available data at time of drafting this prospectus (May 31, 2025), held by non-affiliates of ADBE was approximately $144.9 billion.

ADBE is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the SEC by ADBE pursuant to the Exchange Act can be located by reference to the SEC file number 0-15175 through the SEC’s website at www.sec.gov. In addition, information regarding ADBE may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

This document relates only to the securities offered hereby and does not relate to ADBE or other securities of ADBE. The Fund has derived all disclosures contained in this document regarding ADBE from publicly available documents. None of the Fund, the Trust, the Adviser, or their respective affiliates has participated in the preparation of such publicly available offering documents or made any due diligence inquiry regarding such documents with respect to ADBE. None of the Fund, the Trust, the Adviser or their respective affiliates makes any representation that such publicly available documents or any other publicly available information regarding ADBE is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date hereof (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of ADBE (and therefore the price of the Fund at the time we price the securities) have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of or failure to disclose material future events concerning ADBE could affect the value received with respect to the securities and therefore the value of the securities.

None of the Fund, the Trust, the Adviser, or their respective affiliates makes any representation to you as to the performance of ADBE.

NONE OF THE FUND, TIDAL TRUST II, OR TIDAL INVESTMENTS LLC IS AFFILIATED, CONNECTED, OR ASSOCIATED WITH ADBE. THE FUND WAS NOT DEVELOPED OR CREATED BY, AND IS NOT SPONSORED, ENDORSED, OR APPROVED BY, ADBE.

Moreover, ADBE has not participated in the development of the Fund’s investment strategy. ADBE does not select or approve the Fund’s portfolio holdings, nor does it participate in the construction, design, or implementation of the Fund. ADBE does not provide any assurances, guarantees, or representations regarding the Fund or its performance. Nothing herein shall be construed as an offer of any security by ADBE.

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None of the Fund, the Trust, the Adviser, or their respective affiliates claim any ownership interest in any trademarks owned by Adobe Inc. or ADBE. All rights in the trademarks are reserved by their respective owners.

Due to the Fund’s investment strategy, the Fund’s investment exposure is concentrated in (or substantially exposed to) the same industry as that assigned to ADBE. As of the date of the Prospectus, ADBE is assigned to the software industry.

Principal Investment Risks

The principal risks of investing in the Fund are summarized below. As with any investment, there is a risk that you could lose all or a portion of your investment in the Fund. Some or all of these risks may adversely affect the Fund’s net asset value (“NAV”) per share, trading price, yield, total return, and/or ability to meet its objective. For more information about the risks of investing in the Fund, see the section in the Fund’s Prospectus titled “Additional Information About the Funds—Principal Risks of Investing in the Funds.”

An investment in the Fund entails risk. The Fund may not achieve its investment objective and there is a risk that you could lose all of your money invested in the Fund. The Fund is not a complete investment program. It is important that investors closely review all of the risks listed below and understand them before making an investment in the Fund.

Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which they appear.

ADBE Risk. The Fund invests in options contracts that are based on the value of ADBE. This subjects the Fund to certain of the same risks as if it owned shares of ADBE, even though it does not. By virtue of the Fund’s investments in options contracts that are based on the value of ADBE, the Fund may also be subject to the following risks:

Indirect Investment in ADBE Risk. ADBE is not affiliated with the Trust, the Fund, the Adviser, or their respective affiliates and is not involved with this offering in any way and has no obligation to consider your Shares in taking any corporate actions that might affect the value of Shares. Investors in the Fund will not have voting rights and will not be able to influence the management of ADBE but will be exposed to the performance of ADBE (the underlying stock). Investors in the Fund will not have rights to receive dividends or other distributions or any other rights with respect to the underlying stock but will be subject to declines in the performance of the underlying stock.

ADBE Trading Risk. The trading price of ADBE may be highly volatile and could continue to be subject to wide fluctuations in response to various factors. The stock market in general, and the market for technology companies in particular, has experienced extreme price and volume fluctuations that have often been unrelated or disproportionate to the operating performance of those companies. In particular, a large proportion of ADBE may be traded by short sellers which may put pressure on the supply and demand for the common stock of ADBE, further influencing volatility in its market price. Public perception and other factors outside of the control of ADBE may additionally impact ADBE’s stock price due to ADBE garnering a disproportionate degree of public attention, regardless of actual operating performance. In addition, in the past, following periods of volatility in the overall market and the market price of a particular company’s securities, securities class action litigation has often been instituted against companies such as these. Moreover, stockholder litigation like this has been filed against ADBE in the past. While ADBE continues to defend such actions, any judgment against ADBE, or any future stockholder litigation could result in substantial costs and a diversion of the management of ADBE’s attention and resources. If ADBE trading is halted, trading in Shares of the Fund may be impacted, either temporarily or indefinitely.

ADBE Performance Risk. ADBE may fail to meet its publicly announced guidelines or other expectations about its business, which could cause the price of ADBE to decline. ADBE provides guidance regarding its expected financial and business performance, such as projections regarding sales and production, as well as anticipated future revenues, gross margins, profitability and cash flows. Correctly identifying key factors affecting business conditions and predicting future events is inherently an uncertain process, and the guidance ADBE provides may not ultimately be accurate and has in the past been inaccurate in certain respects, such as the timing of new product manufacturing ramps. The guidance is based on certain assumptions such as those relating to global and local economic conditions, anticipated production and sales volumes (which generally are not linear throughout a given period), average sales prices, supplier and commodity costs, and planned cost reductions. If ADBE’s guidance is not accurate or varies from actual results due to its inability to meet the assumptions or the impact on its financial performance that could occur as a result of various risks and uncertainties, the market value of common stock issued by ADBE could decline significantly.

Software Industry Risk. The software industry can be significantly affected by intense competition, aggressive pricing, technological innovations, and product obsolescence. Companies in the software industry are subject to significant competitive pressures, such as aggressive pricing, new market entrants, competition for market share, short product cycles due to an accelerated rate of technological developments and the potential for limited earnings and/or falling profit margins. These companies also face the risks that new services, equipment or technologies will not be accepted by consumers and businesses or will become rapidly obsolete. These factors can affect the profitability of these companies and, as a result, the value of their securities. Also, patent protection is integral to the success of many companies in this industry, and profitability can be affected materially by, among other things, the cost of obtaining (or failing to obtain) patent approvals, the cost of litigating patent infringement and the loss of patent protection for products (which significantly increases pricing pressures and can materially reduce profitability with respect to such products). In addition, many software companies have limited operating histories. Prices of these companies’ securities historically have been more volatile than other securities, especially over the short term.

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Derivatives Risk. Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, or funds (including ETFs), interest rates or indexes. The Fund’s investments in derivatives may pose risks in addition to, and greater than, those associated with directly investing in securities or other ordinary investments, including risk related to the market, imperfect correlation with underlying investments or the Fund’s other portfolio holdings, higher price volatility, lack of availability, counterparty risk, liquidity, valuation and legal restrictions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The use of derivatives may result in larger losses or smaller gains than directly investing in securities. When the Fund uses derivatives, there may be an imperfect correlation between the value of ADBE and the derivative, which may prevent the Fund from achieving its investment objective. Because derivatives often require only a limited initial investment, the use of derivatives may expose the Fund to losses in excess of those amounts initially invested. In addition, the Fund’s investments in derivatives are subject to the following risks:

Options Contracts. The use of options contracts involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, including the anticipated volatility, which are affected by fiscal and monetary policies and by national and international political, changes in the actual or implied volatility or the reference asset, the time remaining until the expiration of the option contract and economic events. For the Fund in particular, the value of the options contracts in which it invests is substantially influenced by the value of ADBE. The Fund may experience substantial downside from specific option positions and certain option positions held by the Fund may expire worthless. The options held by the Fund are exercisable at the strike price on their expiration date. As an option approaches its expiration date, its value typically increasingly moves with the value of the underlying instrument. However, prior to such date, the value of an option generally does not increase or decrease at the same rate at the underlying instrument. There may at times be an imperfect correlation between the movement in the values of options contracts and the underlying instrument, and there may at times not be a liquid secondary market for certain options contracts. The value of the options held by the Fund will be determined based on market quotations or other recognized pricing methods. Additionally, as the Fund intends to continuously maintain indirect exposure to ADBE through the use of options contracts, as the options contracts it holds are exercised or expire it will enter into new options contracts, a practice referred to as “rolling.” If the expiring options contracts do not generate proceeds enough to cover the cost of entering into new options contracts, the Fund may experience losses.

Counterparty Risk. The Fund is subject to counterparty risk by virtue of its investments in options contracts. Transactions in some types of derivatives, including options, are required to be centrally cleared (“cleared derivatives”). In a transaction involving cleared derivatives, the Fund’s counterparty is a clearing house rather than a bank or broker. Since the Fund is not a member of clearing houses and only members of a clearing house (“clearing members”) can participate directly in the clearing house, the Fund will hold cleared derivatives through accounts at clearing members. In cleared derivatives positions, the Fund will make payments (including margin payments) to and receive payments from a clearing house through their accounts at clearing members. Customer funds held at a clearing organization in connection with any options contracts are held in a commingled omnibus account and are not identified to the name of the clearing member’s individual customers. As a result, assets deposited by the Fund with any clearing member as margin for options may, in certain circumstances, be used to satisfy losses of other clients of the Fund’s clearing member. In addition, although clearing members guarantee performance of their clients’ obligations to the clearing house, there is a risk that the assets of the Fund might not be fully protected in the event of the clearing member’s bankruptcy, as the Fund would be limited to recovering only a pro rata share of all available funds segregated on behalf of the clearing member’s customers for the relevant account class. The Fund is also subject to the risk that a limited number of clearing members are willing to transact on the Fund’s behalf, which heightens the risks associated with a clearing member’s default. This risk is greater for the Fund as it seeks to hold options contracts on a single security, and not a broader range of options contracts, which may limit the number of clearing members that are willing to transact on the Fund’s behalf. If a clearing member defaults the Fund could lose some or all of the benefits of a transaction entered into by the Fund with the clearing member. If the Fund cannot find a clearing member to transact with on the Fund’s behalf, the Fund may be unable to effectively implement its investment strategy.

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Price Participation Risk. The Fund employs an investment strategy that includes the sale of call option contracts, which limits the degree to which the Fund will participate in increases in value experienced by ADBE over the Call Period. This means that if ADBE experiences an increase in value above the strike price of the sold call options during a Call Period, the Fund will likely not experience that increase to the same extent and may significantly underperform ADBE over the Call Period. Additionally, because the Fund is limited in the degree to which it will participate in increases in value experienced by ADBE over each Call Period, but has full exposure to any decreases in value experienced by ADBE over the Call Period, the NAV of the Fund may decrease over any given time period. The Fund’s NAV is dependent on the value of each options portfolio, which is based principally upon the performance of ADBE. The degree of participation in ADBE gains the Fund will experience will depend on prevailing market conditions, especially market volatility, at the time the Fund enters into the sold call option contracts and will vary from Call Period to Call Period. The value of the options contracts is affected by changes in the value and dividend rates of ADBE, changes in interest rates, changes in the actual or perceived volatility of ADBE and the remaining time to the options’ expiration, as well as trading conditions in the options market. As the price of ADBE changes and time moves towards the expiration of each Call Period, the value of the options contracts, and therefore the Fund’s NAV, will change. However, it is not expected for the Fund’s NAV to directly correlate on a day-to-day basis with the returns of ADBE. The amount of time remaining until the options contract’s expiration date affects the impact of the potential options premiums on the Fund’s NAV, which may not be in full effect until the expiration date of the Fund’s options contracts. Therefore, while changes in the price of the ADBE will result in changes to the Fund’s NAV, the Fund generally anticipates that the rate of change in the Fund’s NAV will be different than that experienced by ADBE.

Distribution Risk. The Fund seeks to provide weekly cash distributions. There is no assurance that the Fund will make a distribution in any given week. If the Fund does make distributions, the amounts of such distributions will likely vary greatly from one distribution to the next. Additionally, the weekly distributions, if any, may consist of returns of capital, which would decrease the Fund’s NAV and trading price over time. As a result, an investor may suffer significant losses to their investment. In addition, while the underlying stock may pay dividends, the Fund’s returns will not include any dividends paid by the underlying stock, and any income generated by the Fund may be less than the income generated by a direct investment in the underlying stock.

NAV Erosion Risk Due to Distributions. When the Fund makes a distribution, the Fund’s NAV will typically drop by the amount of the distribution on the related ex-dividend date. The repeated payment of distributions by the Fund, if any, may significantly erode the Fund’s NAV and trading price over time. As a result, an investor may suffer significant losses to their investment.

Call Strategy Risks. The path dependency (i.e., the continued use) of the Fund’s call writing strategy will impact the extent that the Fund participates in the positive price returns of ADBE and, in turn, the Fund’s returns, both during the term of the sold call options and over longer time periods. If, for example, each month the Fund were to sell 7% out-of-the-money call options having a one-month term, the Fund’s participation in the positive price returns of ADBE will be capped at 7% in any given month. However, over a longer period (e.g., 5 months), the Fund should not be expected to participate fully in the first 35% (i.e., 5 months x 7%) of the positive price returns of ADBE, or the Fund may even lose money, even if the ADBE share price has appreciated by at least that much over such period, if during any month over that period ADBE had a return less than 7%. This example illustrates that both the Fund’s participation in the positive price returns of ADBE and its returns will depend not only on the price of ADBE but also on the path that ADBE takes over time.

Additionally, when implementing the Covered Call Spread Strategy, the use of credit call spreads introduces further complexities and risks. While purchasing a higher-strike call option limits potential losses from the short call position, it also reduces the net premium received, which may result in lower overall returns compared to a stand-alone covered call strategy. If the price of the Underlying Security rises rapidly, the call spread may still cap upside participation, leading to missed profit opportunities. Furthermore, market conditions, such as mispricing between near-the-money and further out-of-the-money options, may impact the effectiveness of the strategy, potentially resulting in lower-than-expected returns or increased losses. The relative pricing of options at different strike levels can vary due to volatility shifts, liquidity constraints, or other market dynamics, adding an additional layer of uncertainty to the Fund’s performance under this strategy.

ETF Risks.

Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that are authorized to purchase and redeem Shares directly from the Fund (known as “Authorized Participants” or “APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services; or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

Cash Redemption Risk. The Fund’s investment strategy may require it to redeem Shares for cash or to otherwise include cash as part of its redemption proceeds. For example, the Fund may not be able to redeem in-kind certain securities held by the Fund (e.g., derivative instruments). In such a case, the Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used. By paying out higher annual capital gain distributions, investors may be subjected to increased capital gains taxes. Additionally, there may be brokerage costs or taxable gains or losses that may be imposed on the Fund in connection with a cash redemption that may not have occurred if the Fund had made a redemption in-kind. These costs could decrease the value of the Fund to the extent they are not offset by a transaction fee payable by an AP.

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Costs of Buying or Selling Shares. Buying or selling Shares involves certain costs, including brokerage commissions, other charges imposed by brokers, and bid-ask spreads. The bid-ask spread represents the difference between the price at which an investor is willing to buy Shares and the price at which an investor is willing to sell Shares. The spread varies over time based on the Shares’ trading volume and market liquidity. The spread is generally lower if Shares have more trading volume and market liquidity and higher if Shares have little trading volume and market liquidity. Due to the costs of buying or selling Shares, frequent trading of Shares may reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

Management Risk. The Fund is subject to management risk because it is an actively managed portfolio. In managing the Fund’s investment portfolio, the portfolio managers will apply investment techniques and risk analyses that may not produce the desired result. There can be no guarantee that the Fund will meet its investment objective.

Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant.

Trading. Although Shares are listed on a national securities exchange, such as NYSE Arca, Inc. (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that an active trading market for the Shares will develop or be maintained or that the Shares will trade with any volume, or at all, on any stock exchange. This risk may be greater for the Fund as it seeks to have indirect exposure to a single underlying stock as opposed to a more diverse portfolio like a traditional pooled investment. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares. Shares trade on the Exchange at a market price that may be below, at or above the Fund’s NAV. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. In addition, trading in Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange “circuit breaker” rules. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged. In the event of an unscheduled market close for options contracts that reference a single stock, such as ADBE’s securities being halted or a market wide closure, settlement prices will be determined by the procedures of the listing exchange of the options contracts. As a result, the Fund could be adversely affected and be unable to implement its investment strategies in the event of an unscheduled closing.

Economic and Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in the Fund’s portfolio may underperform in comparison to securities in the general financial markets, a particular financial market, or other asset classes, due to a number of factors, including inflation (or expectations for inflation), deflation (or expectations for deflation), interest rates, global demand for particular products or resources, market instability, financial system instability, debt crises and downgrades, embargoes, tariffs, sanctions and other trade barriers, regulatory events, other governmental trade or market control programs and related geopolitical events. In addition, the value of the Fund’s investments may be negatively affected by the occurrence of global events such as war, terrorism, environmental disasters, natural disasters or events, country instability, and infectious disease epidemics or pandemics. The imposition by the U.S. of tariffs on goods imported from foreign countries and reciprocal tariffs levied on U.S. goods by those countries also may lead to volatility and instability in domestic and foreign markets.

High Portfolio Turnover Risk. The Fund may actively and frequently trade all or a significant portion of the Fund’s holdings. A high portfolio turnover rate increases transaction costs, which may increase the Fund’s expenses. Frequent trading may also cause adverse tax consequences for investors in the Fund due to an increase in short-term capital gains.

Inflation Risk. Inflation risk is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the present value of the Fund’s assets and distributions, if any, may decline.

Liquidity Risk. Some securities held by the Fund, including options contracts, may be difficult to sell or be illiquid, particularly during times of market turmoil. This risk is greater for the Fund as it will hold options contracts on a single security, and not a broader range of options contracts. Markets for securities or financial instruments could be disrupted by a number of events, including, but not limited to, an economic crisis, natural disasters, epidemics/pandemics, new legislation or regulatory changes inside or outside the United States. Illiquid securities may be difficult to value, especially in changing or volatile markets. If the Fund is forced to sell an illiquid security at an unfavorable time or price, the Fund may be adversely impacted. Certain market conditions or restrictions, such as market rules related to short sales, may prevent the Fund from limiting losses, realizing gains or achieving a high correlation with ADBE. There is no assurance that a security that is deemed liquid when purchased will continue to be liquid. Market illiquidity may cause losses for the Fund.

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Money Market Instrument Risk. The Fund may use a variety of money market instruments for cash management purposes, including money market funds, depositary accounts and repurchase agreements. Repurchase agreements are contracts in which a seller of securities agrees to buy the securities back at a specified time and price. Repurchase agreements may be subject to market and credit risk related to the collateral securing the repurchase agreement. Money market instruments, including money market funds, may lose money through fees or other means.

New Fund Risk. The Fund is a recently organized management investment company with no operating history. As a result, prospective investors do not have a track record or history on which to base their investment decisions. There can be no assurance that the Fund will maintain an economically viable size.

Non-Diversification Risk. Because the Fund is “non-diversified,” it may invest a greater percentage of its assets in the securities of a single issuer or a smaller number of issuers than if it was a diversified fund. As a result, a decline in the value of an investment in a single issuer or a smaller number of issuers could cause the Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio. This may increase the Fund’s volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund’s performance.

Operational Risk. The Fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect the Fund’s ability to meet its investment objective. Although the Fund, and Adviser seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

Single Issuer Risk. Issuer-specific attributes may cause an investment in the Fund to be more volatile than a traditional pooled investment which diversifies risk or the market generally. The value of the Fund, which focuses on an individual security (ADBE), may be more volatile than a traditional pooled investment or the market as a whole and may perform differently from the value of a traditional pooled investment or the market as a whole.

Tax Risk. The Fund intends to elect and to qualify each year to be treated as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (“Code”). As a RIC, the Fund will not be subject to U.S. federal income tax on the portion of its net investment income and net capital gain that it distributes to Shareholders, provided that it satisfies certain requirements of the Code. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund’s taxable income will be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. To comply with the asset diversification test applicable to a RIC, the Fund will attempt to ensure that the value of options it holds is never 25% of the total value of Fund assets at the close of any quarter. In particular, in combination with the Fund’s use of a “synthetic” strategy (i.e., purchasing exposure to the underlying stock through a combination of put and call options), the Fund maintains a portfolio of treasury securities, which are expected to enable the Fund to meet the diversification requirements. If the Fund’s investments in options were to exceed 25% of the Fund’s total assets at the end of a tax quarter, the Fund, generally, has a grace period to cure such lack of compliance. If the Fund fails to timely cure, it may no longer be eligible to be treated as a RIC.

U.S. Government and U.S. Agency Obligations Risk. The Fund may invest in securities issued by the U.S. government or its agencies or instrumentalities. U.S. Government obligations include securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, such as the U.S. Treasury. Payment of principal and interest on U.S. Government obligations may be backed by the full faith and credit of the United States or may be backed solely by the issuing or guaranteeing agency or instrumentality itself. In the latter case, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, which agency or instrumentality may be privately owned. There can be no assurance that the U.S. Government would provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) where it is not obligated to do so.

Performance

Performance information for the Fund is not included because the Fund has not begun operations as of the date of this Prospectus. When such information is included, this section will provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance history from year to year and showing how the Fund’s average annual total returns compare with those of a broad measure of market performance. Although past performance of the Fund is no guarantee of how it will perform in the future, historical performance may give you some indication of the risks of investing in the Fund. Updated performance information will be available on the Fund’s website at www.yieldmaxetfs.com.

Management

Investment Adviser: Tidal Investments LLC (the “Adviser”) serves as investment adviser to the Fund.

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Portfolio Managers:

The following individuals are jointly and primarily responsible for the day-to-day management of the Fund.

Jay Pestrichelli, Portfolio Manager for the Adviser, has been a portfolio manager of the Fund since its inception in 2026.

Scott Snyder, Portfolio Manager for the Adviser, has been a portfolio manager of the Fund since its inception in 2026.

Matt Brandt, Portfolio Manager for the Adviser, has been a portfolio manager of the Fund since its inception in 2026.

Purchase and Sale of Shares

The Fund issues and redeems Shares at NAV only in large blocks known as “Creation Units,” which only Authorized Participants (APs) (typically, broker-dealers) may purchase or redeem. The Fund generally issues and redeems Creation Units in exchange for a portfolio of securities (the “Deposit Securities”) and/or a designated amount of U.S. cash.

Shares are listed on the Exchange, and individual Shares may only be bought and sold in the secondary market through brokers at market prices, rather than NAV. Because Shares trade at market prices rather than NAV, Shares may trade at a price greater than NAV (premium) or less than NAV (discount).

An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Shares (the “bid” price) and the lowest price a seller is willing to accept for Shares (the “ask” price) when buying or selling Shares in the secondary market. This difference in bid and ask prices is often referred to as the “bid-ask spread.”

When available, information regarding the Fund’s NAV, market price, how often Shares traded on the Exchange at a premium or discount, and the median bid-ask spreads can be found on the Fund’s website at www.yieldmaxetfs.com.

Tax Information

Fund distributions are generally taxable as ordinary income, qualified dividend income, or capital gains (or a combination), unless an investment is in an individual retirement account (“IRA”) or other tax-advantaged account. Distributions on investments made through tax-deferred arrangements may be taxed later upon withdrawal of assets from those accounts.

Financial Intermediary Compensation

If you purchase Shares through a broker-dealer or other financial intermediary (such as a bank) (an “Intermediary”), the Adviser or its affiliates may pay Intermediaries for certain activities related to the Fund, including participation in activities that are designed to make Intermediaries more knowledgeable about exchange-traded products, including the Fund, or for other activities, such as marketing, educational training, or other initiatives related to the sale or promotion of Shares. These payments may create a conflict of interest by influencing the Intermediary and your salesperson to recommend the Fund over another investment. Any such arrangements do not result in increased Fund expenses. Ask your salesperson or visit the Intermediary’s website for more information.

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YieldMax® AI Option Income Strategy ETF - FUND SUMMARY

Investment Objective

The Fund’s primary investment objective is to seek current income. The Fund’s secondary investment objective is to seek exposure to the share price of the common stock of C3.ai, Inc. (“AI” or “Underlying Security”), subject to a limit on potential investment gains.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Annual Fund Operating Expenses(1) (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.99%
Distribution and Service (12b-1) Fees	None
Other Expenses	0.00%
Total Annual Fund Operating Expenses	0.99%

(1)	The Fund’s investment adviser, Tidal Investments LLC (the “Adviser”), a Tidal Financial Group company, will pay, or require a sub-adviser to pay, all expenses incurred by the Fund (except for advisory fees and sub-advisory fees, as the case may be) excluding interest charges on any borrowings made for investment purposes, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the “1940 Act”), and litigation expenses and other non-routine or extraordinary expenses.

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem or hold all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example does not take into account brokerage commissions that you may pay on your purchases and sales of Shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 years
$101	$315	$547	$1,213

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the expense example above, affect the Fund’s performance. During the most recent fiscal year ended October 31, 2025, the Fund’s portfolio turnover rate was 53% of the average value of its portfolio.

Principal Investment Strategies

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks current income while providing indirect exposure to the share price (i.e., the price returns) of the Underlying Security, subject to participation in a portion of potential investment gains. The Fund will employ its investment strategy as it relates to the Underlying Security regardless of whether there are periods of adverse market, economic, or other conditions and will not take temporary defensive positions during such periods. As further described below, the Fund uses either a synthetic covered call strategy or a synthetic covered call spread strategy to seek to generate options premiums and provide indirect exposure to the share price returns of the Underlying Security, subject to participation in a portion of potential investment gains as a result of the nature of the options strategy it employs. That is, the Fund not only seeks to generate options premiums but also aims to derive gains when the value of the Underlying Security increases. The Fund’s options contracts provide:

●	indirect exposure to the share price returns of the Underlying Security,
●	option premiums, and
●	participation in a portion of gains, if any, of the share price returns of the Underlying Security.

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For more information, see sections “The Fund’s Use of Underlying Security Option Contracts” and “Synthetic Covered Call Strategy” below.

Why invest in the Fund?

●	The Fund seeks to generate weekly cash distributions, which is not dependent on the price appreciation of the Underlying Security.
●	The Fund seeks to participate in a portion of the gains experienced by the Underlying Security.

That is, although the Fund may not fully participate in gains in the Underlying Security’s stock price, the Fund’s portfolio is designed to generate options premiums.

An Investment in the Fund is not an investment in the Underlying Security.

●	The Fund’s strategy will capture only a portion of its potential gains if the Underlying Security’s stock price increase in value.
●	The Fund’s strategy is subject to all potential losses if the Underlying Security’s stock price decrease in value, which may not be offset by the options premiums received by the Fund.
●	The Fund does not invest directly in the Underlying Security.
●	Fund shareholders are not entitled to any Underlying Security dividends.

While the Fund seeks to provide current income pursuant to its investment objective, a portion (sometimes significant) of the Fund’s distributions may be classified as return of capital (“ROC”) for financial or tax reporting purposes. Generally speaking, ROC refers to the portion of a distribution from an investment that represents a return of the original investment (principal) rather than income or profit. Accordingly, such distributions do not necessarily reflect the Fund’s income or yield. See the prospectus section titled “Additional Information About the Funds” for more information about option premiums and ROC.

Additional information regarding the Underlying Security is also set forth below.

The Fund’s Use of Underlying Security Option Contracts

As part of the Fund’s synthetic covered call strategy and synthetic covered call spread strategy, the Fund will purchase and sell a combination of standardized exchange-traded and FLexible EXchange® (“FLEX”) call and put option contracts that are based on the value of the price returns of the Underlying Security.

●	In general, an option contract gives the purchaser of the option contract the right to purchase (for a call option) or sell (for a put option) the underlying asset (like shares of the Underlying Security) at a specified price (the “strike price”).
●	If exercised, an option contract obligates the seller to deliver shares (for a sold or “short” call) or buy shares (for a sold or “short” put) of the underlying asset at a specified price (the “strike price”).
●	Options contracts must be exercised or traded to close within a specified time frame, or they expire. See the chart in section “Fund Portfolio” below for a description of the option contracts utilized by the Fund.

Standardized exchange-traded options include standardized terms. FLEX options are also exchange-traded, but they allow for customizable terms (e.g., the strike price can be negotiated). For more information on FLEX options, see “Additional Information about the Funds – Exchange Traded Options Portfolio.”

The Fund’s options contracts are based on the value of the Underlying Security, which gives the Fund the right or obligation to receive or deliver shares of the Underlying Security on the expiration date of the applicable option contract in exchange for the stated strike price, depending on whether the option contract is a call option or a put option, and whether the Fund purchases or sells the option contract.

Synthetic Covered Call Strategy

In seeking to achieve its investment objective, the Fund may implement a “synthetic covered call” strategy using the standardized exchange-traded and FLEX options described above.

●	A traditional covered call strategy is an investment strategy where an investor (the Fund) sells a call option on an underlying security it owns.
●	A synthetic covered call strategy is similar to a traditional covered call strategy in that the investor sells a call option that is based on the value of the underlying security. However, in a synthetic covered call strategy, the investor (the Fund) does not own the underlying security, but rather seeks to synthetically replicate 100% of the price movements of the underlying security through the use of various investment instruments.

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The Fund’s synthetic covered call strategies consists of the following three elements, each of which is described in greater detail farther below:

●	Synthetic long exposure to the Underlying Security, which allows the Fund to seek to participate in the changes, up or down, in the price of shares of the Underlying Security.
●	Covered call writing (where the Underlying Security’s call options are sold against the synthetic long portion of the strategy), which allows the Fund to generate options premiums.
●	U.S. Treasuries, which are used for collateral for the options, and which generate income.

1.	Synthetic Long Exposure

To achieve a synthetic long exposure to the Underlying Security, the Fund will buy the Underlying Security’s call options and, simultaneously, sell the Underlying Security’s put options to try to replicate the price movements of the Underlying Security. The call options purchased by the Fund and the put options sold by the Fund will generally have one-month to six-month terms and strike prices that are approximately equal to the then-current share price of the Underlying Security at the time the contracts are purchased and sold, respectively. The combination of the long call options and sold put options provides the Fund with indirect investment exposure equal to approximately 100% of the Underlying Security for the duration of the applicable options exposure.

2.	Covered Call Strategies

Covered Call Strategy

As part of its strategy, the Fund will write (sell) call option contracts on the Underlying Security to generate options premiums. Since the Fund does not directly own the Underlying Security, these written call options will be sold short (i.e., selling a position it does not currently own). The Fund will seek to participate in the share price appreciation of the Underlying Security, if any. However, due to the nature of covered call strategies, the Fund’s participation may be subject to a cap (as described below). In this strategy, the call options written (sold) by the Fund will generally have 1- month or less expiration dates (the “Call Period”) and generally have a strike price that is approximately 0%-15% above the then-current share price of the Underlying Security.

It is important to note that the sale of the Underlying Security call option contracts will limit the Fund’s participation in the appreciation in the Underlying Security’s stock price. If the stock price of the Underlying Security increases, the above-referenced synthetic long exposure alone would allow the Fund to experience similar percentage gains. However, if the Underlying Security’s stock price appreciates beyond the strike price of one or more of the sold (short) call option contracts, the Fund will lose money on those short call positions, and the losses will, in turn, limit the upside return of the Fund’s synthetic long exposure. As a result, the Fund’s overall strategy (i.e., the combination of the synthetic long exposure to the Underlying Security and the sold (short) the Underlying Security call positions) will limit the Fund’s participation in gains in the Underlying Security’s stock price beyond a certain point.

Covered Call Spread Strategy

The Adviser will employ the Covered Call Spread Strategy when it believes it is a better strategy for the Fund as compared to the Covered Call Strategy. The Fund may write (sell) credit call spreads (described below) rather than stand-alone call option contracts to seek greater participation in the potential appreciation of its Underlying Security’s share price, while still generating net options premiums. The Adviser will primarily employ this covered call spread strategy when it believes that the share price of its Underlying Security is likely to rise significantly in the short term (e.g., following a substantial selloff or overall positive market news). Additionally, the Adviser may use this strategy in other scenarios (e.g., if the market is undervaluing further out-of-the-money options relative to near-the-money options), where it believes the use of credit call spreads may prove more advantageous to the Fund’s total return than the covered call strategy.

A credit call spread involves selling a call option while simultaneously buying a call option with a higher strike price, both with the same expiration date. By writing credit call spreads, the Fund can potentially offset losses incurred from its short call positions if the Underlying Security’s share price rises above the strike price.

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3.	U.S. Treasuries

The Fund will hold short-term U.S. Treasury securities as collateral in connection with the Fund’s synthetic covered call strategy. The Fund may also invest in pooled vehicles (e.g., mutual funds and ETFs) that invest in U.S Treasuries.

The Fund intends to continuously maintain indirect exposure to the Underlying Security through the use of options contracts. As the options contracts it holds are exercised or expire it may enter into new options contracts, a practice referred to as “rolling.” The Fund’s practice of rolling options may result in high portfolio turnover.

Fund’s Weekly Distributions

The Fund will seek to provide weekly cash distributions. The Fund will seek to generate such distributions in the following ways:

●	Writing (selling) call option contracts on its Underlying Security as described above to generate options premiums. A premium, in this context, refers to the price the option buyer pays to the option seller (the Fund) for the rights granted by the option. The amount of these premiums is largely affected by the fluctuations in the Underlying Security’s stock prices. However, other elements like interest rates can also influence the level of premiums.
●	Investing in short-term U.S. Treasury securities. The income generated by these securities will be influenced by interest rates at the time of investment.
●	In addition, the Fund’s use of the Synthetic Covered Call Spread Strategy may occasionally allow it to capture a substantial portion of any significant increase in the price of its Underlying Security. When this happens, the Fund could receive profits exceeding the initial cost of the call options, and the Fund’s distributions may include some of those profits.

Fund’s Return Profile vs its Underlying Security

For the reasons stated above, the Fund’s performance will differ from that of the Underlying Security’s stock price. The performance differences will depend on, among other things, the price of the Underlying Security, changes in the value of the Underlying Security options contracts the Fund holds, and changes in the value of the U.S. Treasuries.

Fund Portfolio

Principal Holdings
Portfolio Holdings (All options are based on the value of the Underlying Security)	Investment Terms	Expected Target Maturity
Purchased call option contracts

“at-the-money” (i.e., the strike price is equal to the then-current share price of the Underlying Security at the time of purchase) to provide indirect exposure to positive price returns of the Underlying Security.

If the Underlying Security share price increases, these options will generate corresponding increases to the Fund.

1-month to 6-month expiration dates
Sold put option contracts

“at-the-money” (i.e., the strike price is equal to the then-current share price of the Underlying Security at the time of sale).

They are sold to help pay for the purchased call options described above.

However, the sold put option contracts provide exposure to the full extent of any share price losses experienced by the Underlying Security.

1-month to 6-month expiration dates
Sold (short) call option contracts (Covered Call Strategy)

The strike price is approximately 0%-15% more than the then-current share price of the Underlying Security at the time of sale.

They generate options premiums. However, they also limit some potential positive returns that the Fund may have otherwise experienced from gains in the Underlying Security’s share price.

1-month or less expiration dates
Sold (short) call option contracts (Covered Call Spread Strategy)

The strike price is approximately 0%-15% more than the then-current share price of the Fund’s Underlying Security at the time of sale.

Sold call option contracts provide inverse exposure to the full extent of any increases in the value experienced by the Fund’s Underlying Security, minus the premium received.

1-month or less expiration dates
Purchased call option contracts (Covered Call Spread Strategy)

“out-of-the-money” (i.e., the strike price is above the strike price of the corresponding Covered Call Spread Strategy sold call).

Bought call option contracts provide exposure to the full extent of any increases in the value experienced by the Fund’s Underlying Security above the option’s strike price.

1-month or less expiration dates
U.S Treasury Securities and Cash

Multiple series of U.S. Treasury Bills supported by the full faith and credit of the U.S. government.

These instruments are used as collateral for the Fund’s derivative investments.

They will also generate income.

6-month to 2-year maturities

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The market value of the cash and treasuries held by the Fund is expected to be between 50% and 100% of the Fund’s net assets and the market value of the options package is expected to be between 0% and 50% of the Fund’s net assets. In terms of notional value, the combination of these investment instruments provides indirect investment exposure to AI equal to at least 95% of the Fund’s total assets.

Under normal circumstances, the Fund will invest at least 80% of its net assets, plus borrowings for investment purposes, in securities and financial instruments that provide indirect exposure to AI.

The Fund is classified as “non-diversified” under the 1940 Act.

There is no guarantee that the Fund’s investment strategy will be properly implemented, and an investor may lose some or all of its investment.

C3.ai, Inc. (“AI”)

AI is an “artificial intelligence” application software company. AI is listed on the New York Stock Exchange (“NYSE”). Per AI’s most recent Form 10-K filing, the aggregate market value of the voting stock held by non-affiliates of AI as of the most recent available data at time of drafting this prospectus (October 31, 2024) was approximately $1.5 billion.

AI is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the SEC by AI pursuant to the Exchange Act can be located by reference to the SEC file number 001-39744 through the SEC’s website at www.sec.gov. In addition, information regarding AI may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

This document relates only to the securities offered hereby and does not relate to AI or other securities of AI. The Fund has derived all disclosures contained in this document regarding AI from publicly available documents. None of the Fund, the Trust, the Adviser, or their respective affiliates has participated in the preparation of such publicly available offering documents or made any due diligence inquiry regarding such documents with respect to AI. None of the Fund, the Trust, the Adviser or their respective affiliates makes any representation that such publicly available documents or any other publicly available information regarding AI is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date hereof (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of AI (and therefore the price of the Fund at the time we price the securities) have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of or failure to disclose material future events concerning AI could affect the value received with respect to the securities and therefore the value of the securities.

None of the Fund, the Trust, the Adviser or their respective affiliates makes any representation to you as to the performance of AI.

NONE OF THE FUND, TIDAL TRUST II, OR TIDAL INVESTMENTS LLC IS AFFILIATED, CONNECTED, OR ASSOCIATED WITH AI. THE FUND WAS NOT DEVELOPED OR CREATED BY, AND IS NOT SPONSORED, ENDORSED, OR APPROVED BY, AI.

Moreover, AI has not participated in the development of the Fund’s investment strategy. AI does not select or approve the Fund’s portfolio holdings, nor does it participate in the construction, design, or implementation of the Fund. AI does not provide any assurances, guarantees, or representations regarding the Fund or its performance. Nothing herein shall be construed as an offer of any security by AI.

None of the Fund, the Trust, the Adviser, or their respective affiliates claim any ownership interest in any trademarks owned by C3.ai, Inc. or AI. All rights in the trademarks are reserved by their respective owners.

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Due to the Fund’s investment strategy, the Fund’s investment exposure is concentrated in (or substantially exposed to) the same industry as that assigned to AI. As of the date of the Prospectus, AI is assigned to the software industry.

Principal Investment Risks

The principal risks of investing in the Fund are summarized below. As with any investment, there is a risk that you could lose all or a portion of your investment in the Fund. Some or all of these risks may adversely affect the Fund’s net asset value (“NAV”) per share, trading price, yield, total return, and/or ability to meet its objective. For more information about the risks of investing in the Fund, see the section in the Fund’s Prospectus titled “Additional Information About the Funds—Principal Risks of Investing in the Funds.”

An investment in the Fund entails risk. The Fund may not achieve its investment objective and there is a risk that you could lose all of your money invested in the Fund. The Fund is not a complete investment program. It is important that investors closely review all of the risks listed below and understand them before making an investment in the Fund.

Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which they appear.

AI Risk. The Fund invests in options contracts that are based on the value of AI. This subjects the Fund to certain of the same risks as if it owned shares of AI, even though it does not. By virtue of the Fund’s investments in options contracts that are based on the value of AI, the Fund may also be subject to the following risks:

Indirect Investment in AI Risk. AI is not affiliated with the Trust, the Fund, the Adviser, or their respective affiliates and is not involved with this offering in any way and has no obligation to consider your Shares in taking any corporate actions that might affect the value of Shares. Investors in the Fund will not have voting rights and will not be able to influence the management of AI but will be exposed to the performance of AI (the underlying stock). Investors in the Fund will not have rights to receive dividends or other distributions or any other rights with respect to the underlying stock but will be subject to declines in the performance of the underlying stock.

AI Trading Risk. The trading price of AI may be highly volatile and could continue to be subject to wide fluctuations in response to various factors. The stock market in general, and the market for technology companies in particular, has experienced extreme price and volume fluctuations that have often been unrelated or disproportionate to the operating performance of those companies. In particular, a large proportion of AI may be traded by short sellers which may put pressure on the supply and demand for the common stock of AI, further influencing volatility in its market price. Public perception and other factors outside of the control of AI may additionally impact AI’s stock price due to AI garnering a disproportionate degree of public attention, regardless of actual operating performance. In addition, in the past, following periods of volatility in the overall market and the market price of a particular company’s securities, securities class action litigation has often been instituted against companies such as these. Moreover, stockholder litigation like this has been filed against AI in the past. While AI continues to defend such actions, any judgment against AI, or any future stockholder litigation could result in substantial costs and a diversion of the management of AI’s attention and resources. If AI trading is halted, trading in Shares of the Fund may be impacted, either temporarily or indefinitely.

AI Performance Risk. AI may fail to meet its publicly announced guidelines or other expectations about its business, which could cause the price of AI to decline. AI provides guidance regarding its expected financial and business performance, such as projections regarding sales and production, as well as anticipated future revenues, gross margins, profitability and cash flows. Correctly identifying key factors affecting business conditions and predicting future events is inherently an uncertain process, and the guidance AI provides may not ultimately be accurate and has in the past been inaccurate in certain respects, such as the timing of new product manufacturing ramps. The guidance is based on certain assumptions such as those relating to global and local economic conditions, anticipated production and sales volumes (which generally are not linear throughout a given period), average sales prices, supplier and commodity costs, and planned cost reductions. If AI’s guidance is not accurate or varies from actual results due to its inability to meet the assumptions or the impact on its financial performance that could occur as a result of various risks and uncertainties, the market value of common stock issued by AI could decline significantly.

Software Industry Risk. The software industry can be significantly affected by intense competition, aggressive pricing, technological innovations, and product obsolescence. Companies in the software industry are subject to significant competitive pressures, such as aggressive pricing, new market entrants, competition for market share, short product cycles due to an accelerated rate of technological developments and the potential for limited earnings and/or falling profit margins. These companies also face the risks that new services, equipment or technologies will not be accepted by consumers and businesses or will become rapidly obsolete. These factors can affect the profitability of these companies and, as a result, the value of their securities. Also, patent protection is integral to the success of many companies in this industry, and profitability can be affected materially by, among other things, the cost of obtaining (or failing to obtain) patent approvals, the cost of litigating patent infringement and the loss of patent protection for products (which significantly increases pricing pressures and can materially reduce profitability with respect to such products). In addition, many software companies have limited operating histories. Prices of these companies’ securities historically have been more volatile than other securities, especially over the short term.

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Operating Losses Risk. AI incurred net losses in each period since its founding in 2009. AI generated net losses of approximately $288.7 million, $279.7 million, and $268.8 million for the fiscal years ended April 30, 2025, 2024, and 2023 respectively. As a result, AI had an accumulated deficit of $1.4 billion as of April 30, 2025. AI expects to continue to incur net losses for the foreseeable future. These losses and accumulated deficit reflect the substantial investments AI made to acquire new customers, commercialize its C3 AI Software, and continue to develop its C3 AI Software. While AI has experienced revenue growth in recent periods, it does not know whether or when it will generate sufficient revenue to sustain or increase its growth or achieve or maintain profitability in the future. AI also expects its costs and expenses to increase in future periods, which could negatively affect its future results of operations if revenue does not increase.

Derivatives Risk. Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, or funds (including ETFs), interest rates or indexes. The Fund’s investments in derivatives may pose risks in addition to, and greater than, those associated with directly investing in securities or other ordinary investments, including risk related to the market, imperfect correlation with underlying investments or the Fund’s other portfolio holdings, higher price volatility, lack of availability, counterparty risk, liquidity, valuation and legal restrictions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The use of derivatives may result in larger losses or smaller gains than directly investing in securities. When the Fund uses derivatives, there may be an imperfect correlation between the value of AI and the derivative, which may prevent the Fund from achieving its investment objective. Because derivatives often require only a limited initial investment, the use of derivatives may expose the Fund to losses in excess of those amounts initially invested. In addition, the Fund’s investments in derivatives are subject to the following risks:

Options Contracts. The use of options contracts involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, including the anticipated volatility, which are affected by fiscal and monetary policies and by national and international political, changes in the actual or implied volatility or the reference asset, the time remaining until the expiration of the option contract and economic events. For the Fund in particular, the value of the options contracts in which it invests is substantially influenced by the value of AI. The Fund may experience substantial downside from specific option positions and certain option positions held by the Fund may expire worthless. The options held by the Fund are exercisable at the strike price on their expiration date. As an option approaches its expiration date, its value typically increasingly moves with the value of the underlying instrument. However, prior to such date, the value of an option generally does not increase or decrease at the same rate at the underlying instrument. There may at times be an imperfect correlation between the movement in the values of options contracts and the underlying instrument, and there may at times not be a liquid secondary market for certain options contracts. The value of the options held by the Fund will be determined based on market quotations or other recognized pricing methods. Additionally, as the Fund intends to continuously maintain indirect exposure to AI through the use of options contracts, as the options contracts it holds are exercised or expire it will enter into new options contracts, a practice referred to as “rolling.” If the expiring options contracts do not generate proceeds enough to cover the cost of entering into new options contracts, the Fund may experience losses.

Counterparty Risk. The Fund is subject to counterparty risk by virtue of its investments in options contracts. Transactions in some types of derivatives, including options, are required to be centrally cleared (“cleared derivatives”). In a transaction involving cleared derivatives, the Fund’s counterparty is a clearing house rather than a bank or broker. Since the Fund is not a member of clearing houses and only members of a clearing house (“clearing members”) can participate directly in the clearing house, the Fund will hold cleared derivatives through accounts at clearing members. In cleared derivatives positions, the Fund will make payments (including margin payments) to and receive payments from a clearing house through their accounts at clearing members. Customer funds held at a clearing organization in connection with any options contracts are held in a commingled omnibus account and are not identified to the name of the clearing member’s individual customers. As a result, assets deposited by the Fund with any clearing member as margin for options may, in certain circumstances, be used to satisfy losses of other clients of the Fund’s clearing member. In addition, although clearing members guarantee performance of their clients’ obligations to the clearing house, there is a risk that the assets of the Fund might not be fully protected in the event of the clearing member’s bankruptcy, as the Fund would be limited to recovering only a pro rata share of all available funds segregated on behalf of the clearing member’s customers for the relevant account class. The Fund is also subject to the risk that a limited number of clearing members are willing to transact on the Fund’s behalf, which heightens the risks associated with a clearing member’s default. This risk is greater for the Fund as it seeks to hold options contracts on a single security, and not a broader range of options contracts, which may limit the number of clearing members that are willing to transact on the Fund’s behalf. If a clearing member defaults the Fund could lose some or all of the benefits of a transaction entered into by the Fund with the clearing member. If the Fund cannot find a clearing member to transact with on the Fund’s behalf, the Fund may be unable to effectively implement its investment strategy.

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Price Participation Risk. The Fund employs an investment strategy that includes the sale of call option contracts, which limits the degree to which the Fund will participate in increases in value experienced by AI over the Call Period. This means that if AI experiences an increase in value above the strike price of the sold call options during a Call Period, the Fund will likely not experience that increase to the same extent and may significantly underperform AI over the Call Period. Additionally, because the Fund is limited in the degree to which it will participate in increases in value experienced by AI over each Call Period, but has full exposure to any decreases in value experienced by AI over the Call Period, the NAV of the Fund may decrease over any given time period. The Fund’s NAV is dependent on the value of each options portfolio, which is based principally upon the performance of AI. The degree of participation in AI gains the Fund will experience will depend on prevailing market conditions, especially market volatility, at the time the Fund enters into the sold call option contracts and will vary from Call Period to Call Period. The value of the options contracts is affected by changes in the value and dividend rates of AI, changes in interest rates, changes in the actual or perceived volatility of AI and the remaining time to the options’ expiration, as well as trading conditions in the options market. As the price of AI changes and time moves towards the expiration of each Call Period, the value of the options contracts, and therefore the Fund’s NAV, will change. However, it is not expected for the Fund’s NAV to directly correlate on a day-to-day basis with the returns of AI. The amount of time remaining until the options contract’s expiration date affects the impact of the potential options premiums on the Fund’s NAV, which may not be in full effect until the expiration date of the Fund’s options contracts. Therefore, while changes in the price of the AI will result in changes to the Fund’s NAV, the Fund generally anticipates that the rate of change in the Fund’s NAV will be different than that experienced by AI.

Distribution Risk. The Fund seeks to provide weekly cash distributions. There is no assurance that the Fund will make a distribution in any given week. If the Fund does make distributions, the amounts of such distributions will likely vary greatly from one distribution to the next. Additionally, the weekly distributions, if any, may consist of returns of capital, which would decrease the Fund’s NAV and trading price over time. As a result, an investor may suffer significant losses to their investment. In addition, while the underlying stock may pay dividends, the Fund’s returns will not include any dividends paid by the underlying stock, and any income generated by the Fund may be less than the income generated by a direct investment in the underlying stock.

NAV Erosion Risk Due to Distributions. When the Fund makes a distribution, the Fund’s NAV will typically drop by the amount of the distribution on the related ex-dividend date. The repeated payment of distributions by the Fund, if any, may significantly erode the Fund’s NAV and trading price over time. As a result, an investor may suffer significant losses to their investment.

Call Strategy Risks. The path dependency (i.e., the continued use) of the Fund’s call writing strategy will impact the extent that the Fund participates in the positive price returns of AI and, in turn, the Fund’s returns, both during the term of the sold call options and over longer time periods. If, for example, each month the Fund were to sell 7% out-of-the-money call options having a one-month term, the Fund’s participation in the positive price returns of AI will be capped at 7% in any given month. However, over a longer period (e.g., 5 months), the Fund should not be expected to participate fully in the first 35% (i.e., 5 months x 7%) of the positive price returns of AI, or the Fund may even lose money, even if the AI share price has appreciated by at least that much over such period, if during any month over that period AI had a return less than 7%. This example illustrates that both the Fund’s participation in the positive price returns of AI and its returns will depend not only on the price of AI but also on the path that AI takes over time.

Additionally, when implementing the Covered Call Spread Strategy, the use of credit call spreads introduces further complexities and risks. While purchasing a higher-strike call option limits potential losses from the short call position, it also reduces the net premium received, which may result in lower overall returns compared to a stand-alone covered call strategy. If the price of the Underlying Security rises rapidly, the call spread may still cap upside participation, leading to missed profit opportunities. Furthermore, market conditions, such as mispricing between near-the-money and further out-of-the-money options, may impact the effectiveness of the strategy, potentially resulting in lower-than-expected returns or increased losses. The relative pricing of options at different strike levels can vary due to volatility shifts, liquidity constraints, or other market dynamics, adding an additional layer of uncertainty to the Fund’s performance under this strategy.

ETF Risks.

Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that are authorized to purchase and redeem Shares directly from the Fund (known as “Authorized Participants” or “APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services; or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

Cash Redemption Risk. The Fund’s investment strategy may require it to redeem Shares for cash or to otherwise include cash as part of its redemption proceeds. For example, the Fund may not be able to redeem in-kind certain securities held by the Fund (e.g., derivative instruments). In such a case, the Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used. By paying out higher annual capital gain distributions, investors may be subjected to increased capital gains taxes. Additionally, there may be brokerage costs or taxable gains or losses that may be imposed on the Fund in connection with a cash redemption that may not have occurred if the Fund had made a redemption in-kind. These costs could decrease the value of the Fund to the extent they are not offset by a transaction fee payable by an AP.

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Costs of Buying or Selling Shares. Buying or selling Shares involves certain costs, including brokerage commissions, other charges imposed by brokers, and bid-ask spreads. The bid-ask spread represents the difference between the price at which an investor is willing to buy Shares and the price at which an investor is willing to sell Shares. The spread varies over time based on the Shares’ trading volume and market liquidity. The spread is generally lower if Shares have more trading volume and market liquidity and higher if Shares have little trading volume and market liquidity. Due to the costs of buying or selling Shares, frequent trading of Shares may reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

Management Risk. The Fund is subject to management risk because it is an actively managed portfolio. In managing the Fund’s investment portfolio, the portfolio managers will apply investment techniques and risk analyses that may not produce the desired result. There can be no guarantee that the Fund will meet its investment objective.

Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant.

Trading. Although Shares are listed on a national securities exchange, such as NYSE Arca, Inc. (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that an active trading market for the Shares will develop or be maintained or that the Shares will trade with any volume, or at all, on any stock exchange. This risk may be greater for the Fund as it seeks to have indirect exposure to a single underlying stock as opposed to a more diverse portfolio like a traditional pooled investment. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares. Shares trade on the Exchange at a market price that may be below, at or above the Fund’s NAV. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. In addition, trading in Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange “circuit breaker” rules. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged. In the event of an unscheduled market close for options contracts that reference a single stock, such as AI’s securities being halted or a market wide closure, settlement prices will be determined by the procedures of the listing exchange of the options contracts. As a result, the Fund could be adversely affected and be unable to implement its investment strategies in the event of an unscheduled closing.

Economic and Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in the Fund’s portfolio may underperform in comparison to securities in the general financial markets, a particular financial market, or other asset classes, due to a number of factors, including inflation (or expectations for inflation), deflation (or expectations for deflation), interest rates, global demand for particular products or resources, market instability, financial system instability, debt crises and downgrades, embargoes, tariffs, sanctions and other trade barriers, regulatory events, other governmental trade or market control programs and related geopolitical events. In addition, the value of the Fund’s investments may be negatively affected by the occurrence of global events such as war, terrorism, environmental disasters, natural disasters or events, country instability, and infectious disease epidemics or pandemics. The imposition by the U.S. of tariffs on goods imported from foreign countries and reciprocal tariffs levied on U.S. goods by those countries also may lead to volatility and instability in domestic and foreign markets.

High Portfolio Turnover Risk. The Fund may actively and frequently trade all or a significant portion of the Fund’s holdings. A high portfolio turnover rate increases transaction costs, which may increase the Fund’s expenses. Frequent trading may also cause adverse tax consequences for investors in the Fund due to an increase in short-term capital gains.

Inflation Risk. Inflation risk is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the present value of the Fund’s assets and distributions, if any, may decline.

Liquidity Risk. Some securities held by the Fund, including options contracts, may be difficult to sell or be illiquid, particularly during times of market turmoil. This risk is greater for the Fund as it will hold options contracts on a single security, and not a broader range of options contracts. Markets for securities or financial instruments could be disrupted by a number of events, including, but not limited to, an economic crisis, natural disasters, epidemics/pandemics, new legislation or regulatory changes inside or outside the United States. Illiquid securities may be difficult to value, especially in changing or volatile markets. If the Fund is forced to sell an illiquid security at an unfavorable time or price, the Fund may be adversely impacted. Certain market conditions or restrictions, such as market rules related to short sales, may prevent the Fund from limiting losses, realizing gains or achieving a high correlation with AI. There is no assurance that a security that is deemed liquid when purchased will continue to be liquid. Market illiquidity may cause losses for the Fund.

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Money Market Instrument Risk. The Fund may use a variety of money market instruments for cash management purposes, including money market funds, depositary accounts and repurchase agreements. Repurchase agreements are contracts in which a seller of securities agrees to buy the securities back at a specified time and price. Repurchase agreements may be subject to market and credit risk related to the collateral securing the repurchase agreement. Money market instruments, including money market funds, may lose money through fees or other means.

Non-Diversification Risk. Because the Fund is “non-diversified,” it may invest a greater percentage of its assets in the securities of a single issuer or a smaller number of issuers than if it was a diversified fund. As a result, a decline in the value of an investment in a single issuer or a smaller number of issuers could cause the Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio. This may increase the Fund’s volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund’s performance.

Operational Risk. The Fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect the Fund’s ability to meet its investment objective. Although the Fund and Adviser, seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

Single Issuer Risk. Issuer-specific attributes may cause an investment in the Fund to be more volatile than a traditional pooled investment which diversifies risk or the market generally. The value of the Fund, which focuses on an individual security (AI), may be more volatile than a traditional pooled investment or the market as a whole and may perform differently from the value of a traditional pooled investment or the market as a whole.

Tax Risk. The Fund intends to elect and to qualify each year to be treated as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (“Code”). As a RIC, the Fund will not be subject to U.S. federal income tax on the portion of its net investment income and net capital gain that it distributes to Shareholders, provided that it satisfies certain requirements of the Code. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund’s taxable income will be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. To comply with the asset diversification test applicable to a RIC, the Fund will attempt to ensure that the value of options it holds is never 25% of the total value of Fund assets at the close of any quarter. In particular, in combination with the Fund’s use of a “synthetic” strategy (i.e., purchasing exposure to the underlying stock through a combination of put and call options), the Fund maintains a portfolio of treasury securities, which are expected to enable the Fund to meet the diversification requirements. If the Fund’s investments in options were to exceed 25% of the Fund’s total assets at the end of a tax quarter, the Fund, generally, has a grace period to cure such lack of compliance. If the Fund fails to timely cure, it may no longer be eligible to be treated as a RIC.

U.S. Government and U.S. Agency Obligations Risk. The Fund may invest in securities issued by the U.S. government or its agencies or instrumentalities. U.S. Government obligations include securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, such as the U.S. Treasury. Payment of principal and interest on U.S. Government obligations may be backed by the full faith and credit of the United States or may be backed solely by the issuing or guaranteeing agency or instrumentality itself. In the latter case, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, which agency or instrumentality may be privately owned. There can be no assurance that the U.S. Government would provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) where it is not obligated to do so.

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Performance

The following performance information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance over time. The following bar chart shows the Fund’s annual returns. The table illustrates how the Fund’s average annual returns for the 1-year and since inception periods compare with those of a broad measure of market performance. Although past performance of the Fund is no guarantee of how it will perform in the future, historical performance may give you some indication of the risks of investing in the Fund. Updated performance information is available on the Fund’s website at www.yieldmaxetfs.com.

Calendar Year Ended December 31 ,

0%
-10%
-20%
-30%
-40%
-50%
-60%
-70%
-14.39%
-58.53%
2024
2025

During the period of time shown in the bar chart, the Fund’s highest quarterly return was 18.67% for the quarter ended December 31, 2024 and the lowest quarterly return was -14.39% for the quarter ended March 31, 2025.

Average Annual Total Returns

For the Periods Ended December 31, 2025

	1 Year	Since Inception November 27, 2023
Return Before Taxes	-58.53%	-39.40%
Return After Taxes on Distributions	-58.53%	-41.79%
Return After Taxes on Distributions and Sale of Fund Shares	-34.65%	-26.48%
S&P 500® Total Return Index (reflects no deduction for fees, expenses, or taxes)(1)	17.88%	23.19%

(1)	The S&P 500® Total Return Index is a free-float market capitalization-weighted index of 500 of the largest U.S. companies. The index is calculated on a total return basis with dividends reinvested.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period covered by the table above and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Shares through tax-deferred or other tax-advantaged arrangements such as an individual retirement account (“IRA”).

Management

Investment Adviser: Tidal Investments LLC (the “Adviser”) serves as investment adviser to the Fund.

Portfolio Managers:

The following individuals are jointly and primarily responsible for the day-to-day management of the Fund.

Jay Pestrichelli, Portfolio Manager for the Adviser, has been a portfolio manager of the Fund since its inception in 2023.

Scott Snyder, Portfolio Manager for the Adviser, has been a portfolio manager of the Fund since February of 2026.

Matt Brandt, Portfolio Manager for the Adviser, has been a portfolio manager of the Fund since February of 2026.

Purchase and Sale of Shares

The Fund issues and redeems Shares at NAV only in large blocks known as “Creation Units,” which only Authorized Participants (APs) (typically, broker-dealers) may purchase or redeem. The Fund generally issues and redeems Creation Units in exchange for a portfolio of securities (the “Deposit Securities”) and/or a designated amount of U.S. cash.

Shares are listed on the Exchange, and individual Shares may only be bought and sold in the secondary market through brokers at market prices, rather than NAV. Because Shares trade at market prices rather than NAV, Shares may trade at a price greater than NAV (premium) or less than NAV (discount).

An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Shares (the “bid” price) and the lowest price a seller is willing to accept for Shares (the “ask” price) when buying or selling Shares in the secondary market. This difference in bid and ask prices is often referred to as the “bid-ask spread.”

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Information regarding the Fund’s NAV, market price, how often Shares traded on the Exchange at a premium or discount, and the median bid-ask spreads can be found on the Fund’s website at www.yieldmaxetfs.com.

Tax Information

Fund distributions are generally taxable as ordinary income, qualified dividend income, or capital gains (or a combination), unless an investment is in an individual retirement account (“IRA”) or other tax-advantaged account. Distributions on investments made through tax-deferred arrangements may be taxed later upon withdrawal of assets from those accounts.

Financial Intermediary Compensation

If you purchase Shares through a broker-dealer or other financial intermediary (such as a bank) (an “Intermediary”), the Adviser or its affiliates may pay Intermediaries for certain activities related to the Fund, including participation in activities that are designed to make Intermediaries more knowledgeable about exchange-traded products, including the Fund, or for other activities, such as marketing, educational training, or other initiatives related to the sale or promotion of Shares. These payments may create a conflict of interest by influencing the Intermediary and your salesperson to recommend the Fund over another investment. Any such arrangements do not result in increased Fund expenses. Ask your salesperson or visit the Intermediary’s website for more information.

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YieldMax® AMD Option Income Strategy ETF - FUND SUMMARY

Investment Objective

The Fund’s primary investment objective is to seek current income. The Fund’s secondary investment objective is to seek exposure to the share price of the common stock of Advanced Micro Devices, Inc. (“AMD” or “Underlying Security”), subject to a limit on potential investment gains.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Annual Fund Operating Expenses(1) (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.99%
Distribution and Service (12b-1) Fees	None
Other Expenses (includes interest and tax expense)	0.01%
Total Annual Fund Operating Expenses	1.00%

(1)	The Fund’s investment adviser, Tidal Investments LLC (the “Adviser”), a Tidal Financial Group company, will pay, or require a sub-adviser to pay, all expenses incurred by the Fund (except for advisory fees and sub-advisory fees, as the case may be) excluding interest charges on any borrowings made for investment purposes, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the “1940 Act”), and litigation expenses and other non-routine or extraordinary expenses.

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem or hold all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example does not take into account brokerage commissions that you may pay on your purchases and sales of Shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$102	$318	$552	$1,225

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the expense example above, affect the Fund’s performance. During the most recent fiscal year ended October 31, 2025, the Fund’s portfolio turnover rate was 46% of the average value of its portfolio.

Principal Investment Strategies

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks current income while providing indirect exposure to the share price (i.e., the price returns) of the Underlying Security, subject to participation in a portion of potential investment gains. The Fund will employ its investment strategy as it relates to the Underlying Security regardless of whether there are periods of adverse market, economic, or other conditions and will not take temporary defensive positions during such periods. As further described below, the Fund uses either a synthetic covered call strategy or a synthetic covered call spread strategy to seek to generate options premiums and provide indirect exposure to the share price returns of the Underlying Security, subject to participation in a portion of potential investment gains as a result of the nature of the options strategy it employs. That is, the Fund not only seeks to generate options premiums but also aims to derive gains when the value of the Underlying Security increases. The Fund’s options contracts provide:

●	indirect exposure to the share price returns of the Underlying Security,
●	option premiums, and
●	participation in a portion of gains, if any, of the share price returns of the Underlying Security.

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For more information, see sections “The Fund’s Use of Underlying Security Option Contracts” and “Synthetic Covered Call Strategy” below.

Why invest in the Fund?

●	The Fund seeks to generate weekly cash distributions, which is not dependent on the price appreciation of the Underlying Security.
●	The Fund seeks to participate in a portion of the gains experienced by the Underlying Security.

That is, although the Fund may not fully participate in gains in the Underlying Security’s stock price, the Fund’s portfolio is designed to generate options premiums.

An Investment in the Fund is not an investment in the Underlying Security.

●	The Fund’s strategy will capture only a portion of its potential gains if the Underlying Security’s stock price increase in value.
●	The Fund’s strategy is subject to all potential losses if the Underlying Security’s stock price decrease in value, which may not be offset by the options premiums received by the Fund.
●	The Fund does not invest directly in the Underlying Security.
●	Fund shareholders are not entitled to any Underlying Security dividends.

While the Fund seeks to provide current income pursuant to its investment objective, a portion (sometimes significant) of the Fund’s distributions may be classified as return of capital (“ROC”) for financial or tax reporting purposes. Generally speaking, ROC refers to the portion of a distribution from an investment that represents a return of the original investment (principal) rather than income or profit. Accordingly, such distributions do not necessarily reflect the Fund’s income or yield. See the prospectus section titled “Additional Information About the Funds” for more information about option premiums and ROC.

Additional information regarding the Underlying Security is also set forth below.

The Fund’s Use of Underlying Security Option Contracts

As part of the Fund’s synthetic covered call strategy and synthetic covered call spread strategy, the Fund will purchase and sell a combination of standardized exchange-traded and FLexible EXchange® (“FLEX”) call and put option contracts that are based on the value of the price returns of the Underlying Security.

●	In general, an option contract gives the purchaser of the option contract the right to purchase (for a call option) or sell (for a put option) the underlying asset (like shares of the Underlying Security) at a specified price (the “strike price”).
●	If exercised, an option contract obligates the seller to deliver shares (for a sold or “short” call) or buy shares (for a sold or “short” put) of the underlying asset at a specified price (the “strike price”).
●	Options contracts must be exercised or traded to close within a specified time frame, or they expire. See the chart in section “Fund Portfolio” below for a description of the option contracts utilized by the Fund.

Standardized exchange-traded options include standardized terms. FLEX options are also exchange-traded, but they allow for customizable terms (e.g., the strike price can be negotiated). For more information on FLEX options, see “Additional Information about the Funds – Exchange Traded Options Portfolio.”

The Fund’s options contracts are based on the value of the Underlying Security, which gives the Fund the right or obligation to receive or deliver shares of the Underlying Security on the expiration date of the applicable option contract in exchange for the stated strike price, depending on whether the option contract is a call option or a put option, and whether the Fund purchases or sells the option contract.

Synthetic Covered Call Strategy

In seeking to achieve its investment objective, the Fund may implement a “synthetic covered call” strategy using the standardized exchange-traded and FLEX options described above.

●	A traditional covered call strategy is an investment strategy where an investor (the Fund) sells a call option on an underlying security it owns.
●	A synthetic covered call strategy is similar to a traditional covered call strategy in that the investor sells a call option that is based on the value of the underlying security. However, in a synthetic covered call strategy, the investor (the Fund) does not own the underlying security, but rather seeks to synthetically replicate 100% of the price movements of the underlying security through the use of various investment instruments.

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The Fund’s synthetic covered call strategies consists of the following three elements, each of which is described in greater detail farther below:

●	Synthetic long exposure to the Underlying Security, which allows the Fund to seek to participate in the changes, up or down, in the price of shares of the Underlying Security.
●	Covered call writing (where the Underlying Security’s call options are sold against the synthetic long portion of the strategy), which allows the Fund to generate options premiums.
●	U.S. Treasuries, which are used for collateral for the options, and which generate income.

1.	Synthetic Long Exposure

To achieve a synthetic long exposure to the Underlying Security, the Fund will buy the Underlying Security’s call options and, simultaneously, sell the Underlying Security’s put options to try to replicate the price movements of the Underlying Security. The call options purchased by the Fund and the put options sold by the Fund will generally have one-month to six-month terms and strike prices that are approximately equal to the then-current share price of the Underlying Security at the time the contracts are purchased and sold, respectively. The combination of the long call options and sold put options provides the Fund with indirect investment exposure equal to approximately 100% of the Underlying Security for the duration of the applicable options exposure.

2.	Covered Call Strategies

Covered Call Strategy

As part of its strategy, the Fund will write (sell) call option contracts on the Underlying Security to generate options premiums. Since the Fund does not directly own the Underlying Security, these written call options will be sold short (i.e., selling a position it does not currently own). The Fund will seek to participate in the share price appreciation of the Underlying Security, if any. However, due to the nature of covered call strategies, the Fund’s participation may be subject to a cap (as described below). In this strategy, the call options written (sold) by the Fund will generally have 1- month or less expiration dates (the “Call Period”) and generally have a strike price that is approximately 0%-15% above the then-current share price of the Underlying Security.

It is important to note that the sale of the Underlying Security call option contracts will limit the Fund’s participation in the appreciation in the Underlying Security’s stock price. If the stock price of the Underlying Security increases, the above-referenced synthetic long exposure alone would allow the Fund to experience similar percentage gains. However, if the Underlying Security’s stock price appreciates beyond the strike price of one or more of the sold (short) call option contracts, the Fund will lose money on those short call positions, and the losses will, in turn, limit the upside return of the Fund’s synthetic long exposure. As a result, the Fund’s overall strategy (i.e., the combination of the synthetic long exposure to the Underlying Security and the sold (short) the Underlying Security call positions) will limit the Fund’s participation in gains in the Underlying Security’s stock price beyond a certain point.

Covered Call Spread Strategy

The Adviser will employ the Covered Call Spread Strategy when it believes it is a better strategy for the Fund as compared to the Covered Call Strategy. The Fund may write (sell) credit call spreads (described below) rather than stand-alone call option contracts to seek greater participation in the potential appreciation of its Underlying Security’s share price, while still generating net options premiums. The Adviser will primarily employ this covered call spread strategy when it believes that the share price of its Underlying Security is likely to rise significantly in the short term (e.g., following a substantial selloff or overall positive market news). Additionally, the Adviser may use this strategy in other scenarios (e.g., if the market is undervaluing further out-of-the-money options relative to near-the-money options), where it believes the use of credit call spreads may prove more advantageous to the Fund’s total return than the covered call strategy.

A credit call spread involves selling a call option while simultaneously buying a call option with a higher strike price, both with the same expiration date. By writing credit call spreads, the Fund can potentially offset losses incurred from its short call positions if the Underlying Security’s share price rises above the strike price.

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3.	U.S. Treasuries

The Fund will hold short-term U.S. Treasury securities as collateral in connection with the Fund’s synthetic covered call strategy. The Fund may also invest in pooled vehicles (e.g., mutual funds and ETFs) that invest in U.S Treasuries.

The Fund intends to continuously maintain indirect exposure to the Underlying Security through the use of options contracts. As the options contracts it holds are exercised or expire it may enter into new options contracts, a practice referred to as “rolling.” The Fund’s practice of rolling options may result in high portfolio turnover.

Fund’s Weekly Distributions

The Fund will seek to provide weekly cash distributions. The Fund will seek to generate such distributions in the following ways:

●	Writing (selling) call option contracts on its Underlying Security as described above to generate options premiums. A premium, in this context, refers to the price the option buyer pays to the option seller (the Fund) for the rights granted by the option. The amount of these premiums is largely affected by the fluctuations in the Underlying Security’s stock prices. However, other elements like interest rates can also influence the level of premiums.
●	Investing in short-term U.S. Treasury securities. The income generated by these securities will be influenced by interest rates at the time of investment.
●	In addition, the Fund’s use of the Synthetic Covered Call Spread Strategy may occasionally allow it to capture a substantial portion of any significant increase in the price of its Underlying Security. When this happens, the Fund could receive profits exceeding the initial cost of the call options, and the Fund’s distributions may include some of those profits.

Fund’s Return Profile vs its Underlying Security

For the reasons stated above, the Fund’s performance will differ from that of the Underlying Security’s stock price. The performance differences will depend on, among other things, the price of the Underlying Security, changes in the value of the Underlying Security options contracts the Fund holds, and changes in the value of the U.S. Treasuries.

Fund Portfolio

Principal Holdings
Portfolio Holdings (All options are based on the value of the Underlying Security)	Investment Terms	Expected Target Maturity
Purchased call option contracts

“at-the-money” (i.e., the strike price is equal to the then-current share price of the Underlying Security at the time of purchase) to provide indirect exposure to positive price returns of the Underlying Security.

If the Underlying Security share price increases, these options will generate corresponding increases to the Fund.

1-month to 6-month expiration dates
Sold put option contracts

“at-the-money” (i.e., the strike price is equal to the then-current share price of the Underlying Security at the time of sale).

They are sold to help pay for the purchased call options described above.

However, the sold put option contracts provide exposure to the full extent of any share price losses experienced by the Underlying Security.

1-month to 6-month expiration dates
Sold (short) call option contracts (Covered Call Strategy)

The strike price is approximately 0%-15% more than the then-current share price of the Underlying Security at the time of sale.

They generate options premiums. However, they also limit some potential positive returns that the Fund may have otherwise experienced from gains in the Underlying Security’s share price.

1-month or less expiration dates
Sold (short) call option contracts (Covered Call Spread Strategy)

The strike price is approximately 0%-15% more than the then-current share price of the Fund’s Underlying Security at the time of sale.

Sold call option contracts provide inverse exposure to the full extent of any increases in the value experienced by the Fund’s Underlying Security, minus the premium received.

1-month or less expiration dates
Purchased call option contracts (Covered Call Spread Strategy)

“out-of-the-money” (i.e., the strike price is above the strike price of the corresponding Covered Call Spread Strategy sold call).

Bought call option contracts provide exposure to the full extent of any increases in the value experienced by the Fund’s Underlying Security above the option’s strike price.

1-month or less expiration dates
U.S Treasury Securities and Cash

Multiple series of U.S. Treasury Bills supported by the full faith and credit of the U.S. government.

These instruments are used as collateral for the Fund’s derivative investments.

They will also generate income.

6-month to 2-year maturities

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The market value of the cash and treasuries held by the Fund is expected to be between 50% and 100% of the Fund’s net assets and the market value of the options package is expected to be between 0% and 50% of the Fund’s net assets. In terms of notional value, the combination of these investment instruments provides indirect investment exposure to AMD equal to at least 95% of the Fund’s total assets.

Under normal circumstances, the Fund will invest at least 80% of its net assets, plus borrowings for investment purposes, in securities and financial instruments that provide indirect exposure to AMD.

The Fund is classified as “non-diversified” under the 1940 Act.

There is no guarantee that the Fund’s investment strategy will be properly implemented, and an investor may lose some or all of its investment.

Advanced Micro Devices, Inc. (“AMD”)

AMD is a global semiconductor company. Semiconductors are components used in a variety of electronic products and systems. AMD is listed on The NASDAQ Global Select Market. Per AMD’s most recent Form 10-K filing, the aggregate market value of AMD’s common stock, as of the most recent available data at time of drafting this prospectus (June 28, 2025), held by its non-affiliates was approximately $232.3 billion.

AMD is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the SEC by AMD pursuant to the Exchange Act can be located by reference to the SEC file number 001-07882 through the SEC’s website at www.sec.gov. In addition, information regarding AMD may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

This document relates only to the securities offered hereby and does not relate to AMD or other securities of AMD. The Fund has derived all disclosures contained in this document regarding AMD from the publicly available documents. None of the Fund, the Trust, the Adviser, or their respective affiliates has participated in the preparation of such publicly available offering documents or made any due diligence inquiry regarding such documents with respect to AMD. None of the Fund, the Trust, the Adviser, or their respective affiliates makes any representation that such publicly available documents or any other publicly available information regarding AMD is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date hereof (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of AMD (and therefore the price of the Fund at the time we price the securities) have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of or failure to disclose material future events concerning AMD could affect the value received with respect to the securities and therefore the value of the securities.

None of the Fund, the Trust, the Adviser, or their respective affiliates makes any representation to you as to the performance of AMD.

NONE OF THE FUND, TIDAL TRUST II, OR TIDAL INVESTMENTS LLC IS AFFILIATED, CONNECTED, OR ASSOCIATED WITH AMD. THE FUND WAS NOT DEVELOPED OR CREATED BY, AND IS NOT SPONSORED, ENDORSED, OR APPROVED BY, AMD.

Moreover, AMD has not participated in the development of the Fund’s investment strategy. AMD does not select or approve the Fund’s portfolio holdings, nor does it participate in the construction, design, or implementation of the Fund. AMD does not provide any assurances, guarantees, or representations regarding the Fund or its performance. Nothing herein shall be construed as an offer of any security by AMD.

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None of the Fund, the Trust, the Adviser, or their respective affiliates claim any ownership interest in any trademarks owned by Advanced Micro Devices, Inc. or AMD. All rights in the trademarks are reserved by their respective owners.

Due to the Fund’s investment strategy, the Fund’s investment exposure is concentrated in (or substantially exposed to) the same industry as that assigned to AMD. As of the date of the Prospectus, AMD is assigned to the semiconductors and semiconductor equipment industry.

Principal Investment Risks

The principal risks of investing in the Fund are summarized below. As with any investment, there is a risk that you could lose all or a portion of your investment in the Fund. Some or all of these risks may adversely affect the Fund’s net asset value (“NAV”) per share, trading price, yield, total return, and/or ability to meet its objective. For more information about the risks of investing in the Fund, see the section in the Fund’s Prospectus titled “Additional Information About the Funds—Principal Risks of Investing in the Funds.”

An investment in the Fund entails risk. The Fund may not achieve its investment objective and there is a risk that you could lose all of your money invested in the Fund. The Fund is not a complete investment program. It is important that investors closely review all of the risks listed below and understand them before making an investment in the Fund.

Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which they appear.

AMD Risk. The Fund invests in options contracts that are based on the value of AMD. This subjects the Fund to certain of the same risks as if it owned shares of AMD, even though it does not. By virtue of the Fund’s investments in options contracts that are based on the value of AMD, the Fund may also be subject to the following risks:

Indirect Investment in AMD Risk. AMD is not affiliated with the Trust, the Fund, the Adviser or their respective affiliates and is not involved with this offering in any way and has no obligation to consider your Shares in taking any corporate actions that might affect the value of Shares. Investors in the Fund will not have voting rights and will not be able to influence the management of AMD but will be exposed to the performance of AMD (the underlying stock). Investors in the Fund will not have rights to receive dividends or other distributions or any other rights with respect to the underlying stock but will be subject to declines in the performance of the underlying stock.

AMD Trading Risk. The trading price of AMD may be highly volatile and could continue to be subject to wide fluctuations in response to various factors. The stock market in general, and the market for technology companies in particular, has experienced extreme price and volume fluctuations that have often been unrelated or disproportionate to the operating performance of those companies. In particular, a large proportion of AMD may be traded by short sellers which may put pressure on the supply and demand for the common stock of AMD, further influencing volatility in its market price. Public perception and other factors outside of the control of AMD may additionally impact AMD’s stock price due to AMD garnering a disproportionate degree of public attention, regardless of actual operating performance. In addition, in the past, following periods of volatility in the overall market and the market price of a particular company’s securities, securities class action litigation has often been instituted against companies such as these. Moreover, stockholder litigation like this has been filed against AMD in the past. While AMD continues to defend such actions, any judgment against AMD, or any future stockholder litigation could result in substantial costs and a diversion of the management of AMD’s attention and resources. If AMD trading is halted, trading in Shares of the Fund may be impacted, either temporarily or indefinitely.

AMD Performance Risk. AMD may fail to meet its publicly announced guidelines or other expectations about its business, which could cause the price of AMD to decline. AMD provides guidance regarding its expected financial and business performance, such as projections regarding sales and production, as well as anticipated future revenues, gross margins, profitability and cash flows. Correctly identifying key factors affecting business conditions and predicting future events is inherently an uncertain process, and the guidance AMD provides may not ultimately be accurate and has in the past been inaccurate in certain respects, such as the timing of new product manufacturing ramps. The guidance is based on certain assumptions such as those relating to global and local economic conditions, anticipated production and sales volumes (which generally are not linear throughout a given period), average sales prices, supplier and commodity costs, and planned cost reductions. If AMD’s guidance is not accurate or varies from actual results due to its inability to meet the assumptions or the impact on its financial performance that could occur as a result of various risks and uncertainties, the market value of common stock issued by AMD could decline significantly.

Semiconductor Company Risk. Competitive pressures may have a significant effect on the financial condition of semiconductor companies and, as product cycles shorten and manufacturing capacity increases, these companies may become increasingly subject to aggressive pricing, which hampers profitability. Reduced demand for end-user products, under-utilization of manufacturing capacity, and other factors could adversely impact the operating results of companies in the semiconductor sector. Semiconductor companies typically face high capital costs and may be heavily dependent on intellectual property rights. The semiconductor sector is highly cyclical, which may cause the operating results of many semiconductor companies to vary significantly. The stock prices of companies in the semiconductor sector have been and likely will continue to be extremely volatile.

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Derivatives Risk. Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, or funds (including ETFs), interest rates or indexes. The Fund’s investments in derivatives may pose risks in addition to, and greater than, those associated with directly investing in securities or other ordinary investments, including risk related to the market, imperfect correlation with underlying investments or the Fund’s other portfolio holdings, higher price volatility, lack of availability, counterparty risk, liquidity, valuation and legal restrictions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The use of derivatives may result in larger losses or smaller gains than directly investing in securities. When the Fund uses derivatives, there may be an imperfect correlation between the value of AMD and the derivative, which may prevent the Fund from achieving its investment objective. Because derivatives often require only a limited initial investment, the use of derivatives may expose the Fund to losses in excess of those amounts initially invested. In addition, the Fund’s investments in derivatives are subject to the following risks:

Options Contracts. The use of options contracts involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, including the anticipated volatility, which are affected by fiscal and monetary policies and by national and international political, changes in the actual or implied volatility or the reference asset, the time remaining until the expiration of the option contract and economic events. For the Fund in particular, the value of the options contracts in which it invests is substantially influenced by the value of AMD. The Fund may experience substantial downside from specific option positions and certain option positions held by the Fund may expire worthless. The options held by the Fund are exercisable at the strike price on their expiration date. As an option approaches its expiration date, its value typically increasingly moves with the value of the underlying instrument. However, prior to such date, the value of an option generally does not increase or decrease at the same rate at the underlying instrument. There may at times be an imperfect correlation between the movement in the values of options contracts and the underlying instrument, and there may at times not be a liquid secondary market for certain options contracts. The value of the options held by the Fund will be determined based on market quotations or other recognized pricing methods. Additionally, as the Fund intends to continuously maintain indirect exposure to AMD through the use of options contracts, as the options contracts it holds are exercised or expire it will enter into new options contracts, a practice referred to as “rolling.” If the expiring options contracts do not generate proceeds enough to cover the cost of entering into new options contracts, the Fund may experience losses.

Counterparty Risk. The Fund is subject to counterparty risk by virtue of its investments in options contracts. Transactions in some types of derivatives, including options, are required to be centrally cleared (“cleared derivatives”). In a transaction involving cleared derivatives, the Fund’s counterparty is a clearing house rather than a bank or broker. Since the Fund is not a member of clearing houses and only members of a clearing house (“clearing members”) can participate directly in the clearing house, the Fund will hold cleared derivatives through accounts at clearing members. In cleared derivatives positions, the Fund will make payments (including margin payments) to and receive payments from a clearing house through their accounts at clearing members. Customer funds held at a clearing organization in connection with any options contracts are held in a commingled omnibus account and are not identified to the name of the clearing member’s individual customers. As a result, assets deposited by the Fund with any clearing member as margin for options may, in certain circumstances, be used to satisfy losses of other clients of the Fund’s clearing member. In addition, although clearing members guarantee performance of their clients’ obligations to the clearing house, there is a risk that the assets of the Fund might not be fully protected in the event of the clearing member’s bankruptcy, as the Fund would be limited to recovering only a pro rata share of all available funds segregated on behalf of the clearing member’s customers for the relevant account class. The Fund is also subject to the risk that a limited number of clearing members are willing to transact on the Fund’s behalf, which heightens the risks associated with a clearing member’s default. This risk is greater for the Fund as it seeks to hold options contracts on a single security, and not a broader range of options contracts, which may limit the number of clearing members that are willing to transact on the Fund’s behalf. If a clearing member defaults the Fund could lose some or all of the benefits of a transaction entered into by the Fund with the clearing member. If the Fund cannot find a clearing member to transact with on the Fund’s behalf, the Fund may be unable to effectively implement its investment strategy.

Price Participation Risk. The Fund employs an investment strategy that includes the sale of call option contracts, which limits the degree to which the Fund will participate in increases in value experienced by AMD over the Call Period. This means that if AMD experiences an increase in value above the strike price of the sold call options during a Call Period, the Fund will likely not experience that increase to the same extent and may significantly underperform AMD over the Call Period. Additionally, because the Fund is limited in the degree to which it will participate in increases in value experienced by AMD over each Call Period, but has full exposure to any decreases in value experienced by AMD over the Call Period, the NAV of the Fund may decrease over any given time period. The Fund’s NAV is dependent on the value of each options portfolio, which is based principally upon the performance of AMD. The degree of participation in AMD gains the Fund will experience will depend on prevailing market conditions, especially market volatility, at the time the Fund enters into the sold call option contracts and will vary from Call Period to Call Period. The value of the options contracts is affected by changes in the value and dividend rates of AMD, changes in interest rates, changes in the actual or perceived volatility of AMD and the remaining time to the options’ expiration, as well as trading conditions in the options market. As the price of AMD changes and time moves towards the expiration of each Call Period, the value of the options contracts, and therefore the Fund’s NAV, will change. However, it is not expected for the Fund’s NAV to directly correlate on a day-to-day basis with the returns of AMD. The amount of time remaining until the options contract’s expiration date affects the impact of the potential options premiums on the Fund’s NAV, which may not be in full effect until the expiration date of the Fund’s options contracts. Therefore, while changes in the price of the AMD will result in changes to the Fund’s NAV, the Fund generally anticipates that the rate of change in the Fund’s NAV will be different than that experienced by AMD.

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Distribution Risk. The Fund seeks to provide weekly cash distributions. There is no assurance that the Fund will make a distribution in any given week. If the Fund does make distributions, the amounts of such distributions will likely vary greatly from one distribution to the next. Additionally, the weekly distributions, if any, may consist of returns of capital, which would decrease the Fund’s NAV and trading price over time. As a result, an investor may suffer significant losses to their investment. In addition, while the underlying stock may pay dividends, the Fund’s returns will not include any dividends paid by the underlying stock, and any income generated by the Fund may be less than the income generated by a direct investment in the underlying stock.

NAV Erosion Risk Due to Distributions. When the Fund makes a distribution, the Fund’s NAV will typically drop by the amount of the distribution on the related ex-dividend date. The repeated payment of distributions by the Fund, if any, may significantly erode the Fund’s NAV and trading price over time. As a result, an investor may suffer significant losses to their investment.

Call Strategy Risks. The path dependency (i.e., the continued use) of the Fund’s call writing strategy will impact the extent that the Fund participates in the positive price returns of AMD and, in turn, the Fund’s returns, both during the term of the sold call options and over longer time periods. If, for example, each month the Fund were to sell 7% out-of-the-money call options having a one-month term, the Fund’s participation in the positive price returns of AMD will be capped at 7% in any given month. However, over a longer period (e.g., 5 months), the Fund should not be expected to participate fully in the first 35% (i.e., 5 months x 7%) of the positive price returns of AMD, or the Fund may even lose money, even if the AMD share price has appreciated by at least that much over such period, if during any month over that period AMD had a return less than 7%. This example illustrates that both the Fund’s participation in the positive price returns of AMD and its returns will depend not only on the price of AMD but also on the path that AMD takes over time.

Additionally, when implementing the Covered Call Spread Strategy, the use of credit call spreads introduces further complexities and risks. While purchasing a higher-strike call option limits potential losses from the short call position, it also reduces the net premium received, which may result in lower overall returns compared to a stand-alone covered call strategy. If the price of the Underlying Security rises rapidly, the call spread may still cap upside participation, leading to missed profit opportunities. Furthermore, market conditions, such as mispricing between near-the-money and further out-of-the-money options, may impact the effectiveness of the strategy, potentially resulting in lower-than-expected returns or increased losses. The relative pricing of options at different strike levels can vary due to volatility shifts, liquidity constraints, or other market dynamics, adding an additional layer of uncertainty to the Fund’s performance under this strategy.

ETF Risks.

Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that are authorized to purchase and redeem Shares directly from the Fund (known as “Authorized Participants” or “APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services; or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

Cash Redemption Risk. The Fund’s investment strategy may require it to redeem Shares for cash or to otherwise include cash as part of its redemption proceeds. For example, the Fund may not be able to redeem in-kind certain securities held by the Fund (e.g., derivative instruments). In such a case, the Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used. By paying out higher annual capital gain distributions, investors may be subjected to increased capital gains taxes. Additionally, there may be brokerage costs or taxable gains or losses that may be imposed on the Fund in connection with a cash redemption that may not have occurred if the Fund had made a redemption in-kind. These costs could decrease the value of the Fund to the extent they are not offset by a transaction fee payable by an AP.

Costs of Buying or Selling Shares. Buying or selling Shares involves certain costs, including brokerage commissions, other charges imposed by brokers, and bid-ask spreads. The bid-ask spread represents the difference between the price at which an investor is willing to buy Shares and the price at which an investor is willing to sell Shares. The spread varies over time based on the Shares’ trading volume and market liquidity. The spread is generally lower if Shares have more trading volume and market liquidity and higher if Shares have little trading volume and market liquidity. Due to the costs of buying or selling Shares, frequent trading of Shares may reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

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Management Risk. The Fund is subject to management risk because it is an actively managed portfolio. In managing the Fund’s investment portfolio, the portfolio managers will apply investment techniques and risk analyses that may not produce the desired result. There can be no guarantee that the Fund will meet its investment objective.

Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant.

Trading. Although Shares are listed on a national securities exchange, such as NYSE Arca, Inc. (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that an active trading market for the Shares will develop or be maintained or that the Shares will trade with any volume, or at all, on any stock exchange. This risk may be greater for the Fund as it seeks to have indirect exposure to a single underlying stock as opposed to a more diverse portfolio like a traditional pooled investment. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares. Shares trade on the Exchange at a market price that may be below, at or above the Fund’s NAV. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. In addition, trading in Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange “circuit breaker” rules. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged. In the event of an unscheduled market close for options contracts that reference a single stock, such as AMD’s securities being halted or a market wide closure, settlement prices will be determined by the procedures of the listing exchange of the options contracts. As a result, the Fund could be adversely affected and be unable to implement its investment strategies in the event of an unscheduled closing.

Economic and Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in the Fund’s portfolio may underperform in comparison to securities in the general financial markets, a particular financial market, or other asset classes, due to a number of factors, including inflation (or expectations for inflation), deflation (or expectations for deflation), interest rates, global demand for particular products or resources, market instability, financial system instability, debt crises and downgrades, embargoes, tariffs, sanctions and other trade barriers, regulatory events, other governmental trade or market control programs and related geopolitical events. In addition, the value of the Fund’s investments may be negatively affected by the occurrence of global events such as war, terrorism, environmental disasters, natural disasters or events, country instability, and infectious disease epidemics or pandemics. The imposition by the U.S. of tariffs on goods imported from foreign countries and reciprocal tariffs levied on U.S. goods by those countries also may lead to volatility and instability in domestic and foreign markets.

High Portfolio Turnover Risk. The Fund may actively and frequently trade all or a significant portion of the Fund’s holdings. A high portfolio turnover rate increases transaction costs, which may increase the Fund’s expenses. Frequent trading may also cause adverse tax consequences for investors in the Fund due to an increase in short-term capital gains.

Inflation Risk. Inflation risk is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the present value of the Fund’s assets and distributions, if any, may decline.

Liquidity Risk. Some securities held by the Fund, including options contracts, may be difficult to sell or be illiquid, particularly during times of market turmoil. This risk is greater for the Fund as it will hold options contracts on a single security, and not a broader range of options contracts. Markets for securities or financial instruments could be disrupted by a number of events, including, but not limited to, an economic crisis, natural disasters, epidemics/pandemics, new legislation or regulatory changes inside or outside the United States. Illiquid securities may be difficult to value, especially in changing or volatile markets. If the Fund is forced to sell an illiquid security at an unfavorable time or price, the Fund may be adversely impacted. Certain market conditions or restrictions, such as market rules related to short sales, may prevent the Fund from limiting losses, realizing gains or achieving a high correlation with AMD. There is no assurance that a security that is deemed liquid when purchased will continue to be liquid. Market illiquidity may cause losses for the Fund.

Money Market Instrument Risk. The Fund may use a variety of money market instruments for cash management purposes, including money market funds, depositary accounts and repurchase agreements. Repurchase agreements are contracts in which a seller of securities agrees to buy the securities back at a specified time and price. Repurchase agreements may be subject to market and credit risk related to the collateral securing the repurchase agreement. Money market instruments, including money market funds, may lose money through fees or other means.

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Non-Diversification Risk. Because the Fund is “non-diversified,” it may invest a greater percentage of its assets in the securities of a single issuer or a smaller number of issuers than if it was a diversified fund. As a result, a decline in the value of an investment in a single issuer or a smaller number of issuers could cause the Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio. This may increase the Fund’s volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund’s performance.

Operational Risk. The Fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect the Fund’s ability to meet its investment objective. Although the Fund and Adviser seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

Single Issuer Risk. Issuer-specific attributes may cause an investment in the Fund to be more volatile than a traditional pooled investment which diversifies risk or the market generally. The value of the Fund, which focuses on an individual security (AMD), may be more volatile than a traditional pooled investment or the market as a whole and may perform differently from the value of a traditional pooled investment or the market as a whole.

Tax Risk. The Fund intends to elect and to qualify each year to be treated as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (“Code”). As a RIC, the Fund will not be subject to U.S. federal income tax on the portion of its net investment income and net capital gain that it distributes to Shareholders, provided that it satisfies certain requirements of the Code. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund’s taxable income will be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. To comply with the asset diversification test applicable to a RIC, the Fund will attempt to ensure that the value of options it holds is never 25% of the total value of Fund assets at the close of any quarter. If the Fund’s investments in options were to exceed 25% of the Fund’s total assets at the end of a tax quarter, the Fund, generally, has a grace period to cure such lack of compliance. If the Fund fails to timely cure, it may no longer be eligible to be treated as a RIC.

U.S. Government and U.S. Agency Obligations Risk. The Fund may invest in securities issued by the U.S. government or its agencies or instrumentalities. U.S. Government obligations include securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, such as the U.S. Treasury. Payment of principal and interest on U.S. Government obligations may be backed by the full faith and credit of the United States or may be backed solely by the issuing or guaranteeing agency or instrumentality itself. In the latter case, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, which agency or instrumentality may be privately owned. There can be no assurance that the U.S. Government would provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) where it is not obligated to do so.

Performance

The following performance information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance over time. The following bar chart shows the Fund’s annual returns. The table illustrates how the Fund’s average annual returns for the 1-year and since inception periods compare with those of a broad measure of market performance. Although past performance of the Fund is no guarantee of how it will perform in the future, historical performance may give you some indication of the risks of investing in the Fund. Updated performance information is available on the Fund’s website at www.yieldmaxetfs.com.

Calendar Year Ended December 31 ,

60%
50%
40%
30%
20%
10%
0%
-10%
-20%
55.58%
-16.65%
2024
2025

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During the period of time shown in the bar chart, the Fund’s highest quarterly return was 26.87% for the quarter ended December 31, 2025 and the lowest quarterly return was -19.30% for the quarter ended December 31, 2024.

Average Annual Total Returns

For the Periods Ended December 31, 2025

	1 Year	Since Inception September 18, 2023
Return Before Taxes	55.58%	28.86%
Return After Taxes on Distributions	29.39%	9.13%
Return After Taxes on Distributions and Sale of Fund Shares	29.58%	11.23%
S&P 500® Total Return Index (reflects no deduction for fees, expenses, or taxes)(1)	17.88%	22.35%

(1)	The S&P 500® Total Return Index is a free-float market capitalization-weighted index of 500 of the largest U.S. companies. The index is calculated on a total return basis with dividends reinvested.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period covered by the table above and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Shares through tax-deferred or other tax-advantaged arrangements such as an individual retirement account (“IRA”).

Management

Investment Adviser: Tidal Investments LLC (the “Adviser”) serves as investment adviser to the Fund.

Portfolio Managers:

The following individuals are jointly and primarily responsible for the day-to-day management of the Fund.

Jay Pestrichelli, Portfolio Manager for the Adviser, has been a portfolio manager of the Fund since its inception in 2023.

Scott Snyder, Portfolio Manager for the Adviser, has been a portfolio manager of the Fund since February of 2026.

Matt Brandt, Portfolio Manager for the Adviser, has been a portfolio manager of the Fund since February of 2026.

Purchase and Sale of Shares

The Fund issues and redeems Shares at NAV only in large blocks known as “Creation Units,” which only Authorized Participants (APs) (typically, broker-dealers) may purchase or redeem. The Fund generally issues and redeems Creation Units in exchange for a portfolio of securities (the “Deposit Securities”) and/or a designated amount of U.S. cash.

Shares are listed on the Exchange, and individual Shares may only be bought and sold in the secondary market through brokers at market prices, rather than NAV. Because Shares trade at market prices rather than NAV, Shares may trade at a price greater than NAV (premium) or less than NAV (discount).

An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Shares (the “bid” price) and the lowest price a seller is willing to accept for Shares (the “ask” price) when buying or selling Shares in the secondary market. This difference in bid and ask prices is often referred to as the “bid-ask spread.”

Information regarding the Fund’s NAV, market price, how often Shares traded on the Exchange at a premium or discount, and the median bid-ask spreads can be found on the Fund’s website at www.yieldmaxetfs.com.

Tax Information

Fund distributions are generally taxable as ordinary income, qualified dividend income, or capital gains (or a combination), unless an investment is in an individual retirement account (“IRA”) or other tax-advantaged account. Distributions on investments made through tax-deferred arrangements may be taxed later upon withdrawal of assets from those accounts.

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Financial Intermediary Compensation

If you purchase Shares through a broker-dealer or other financial intermediary (such as a bank) (an “Intermediary”), the Adviser or its affiliates may pay Intermediaries for certain activities related to the Fund, including participation in activities that are designed to make Intermediaries more knowledgeable about exchange-traded products, including the Fund, or for other activities, such as marketing, educational training, or other initiatives related to the sale or promotion of Shares. These payments may create a conflict of interest by influencing the Intermediary and your salesperson to recommend the Fund over another investment. Any such arrangements do not result in increased Fund expenses. Ask your salesperson or visit the Intermediary’s website for more information.

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YieldMax® AMZN Option Income Strategy ETF - FUND SUMMARY

Investment Objective

The Fund’s primary investment objective is to seek current income. The Fund’s secondary investment objective is to seek exposure to the share price of the common stock of Amazon.com, Inc. (“AMZN” or “Underlying Security”), subject to a limit on potential investment gains.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Annual Fund Operating Expenses(1) (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.99%
Distribution and Service (12b-1) Fees	None
Other Expenses (includes interest and tax expense)	0.10%
Total Annual Fund Operating Expenses	1.09%

(1)	The Fund’s investment adviser, Tidal Investments LLC (the “Adviser”), a Tidal Financial Group company, will pay, or require a sub-adviser to pay, all expenses incurred by the Fund (except for advisory fees and sub-advisory fees, as the case may be) excluding interest charges on any borrowings made for investment purposes, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the “1940 Act”), and litigation expenses and other non-routine or extraordinary expenses.

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem or hold all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example does not take into account brokerage commissions that you may pay on your purchases and sales of Shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$111	$347	$601	$1,329

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the expense example above, affect the Fund’s performance. During the most recent fiscal year ended October 31, 2025, the Fund’s portfolio turnover rate was 24% of the average value of its portfolio.

Principal Investment Strategies

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks current income while providing indirect exposure to the share price (i.e., the price returns) of the Underlying Security, subject to participation in a portion of potential investment gains. The Fund will employ its investment strategy as it relates to the Underlying Security regardless of whether there are periods of adverse market, economic, or other conditions and will not take temporary defensive positions during such periods. As further described below, the Fund uses either a synthetic covered call strategy or a synthetic covered call spread strategy to seek to generate options premiums and provide indirect exposure to the share price returns of the Underlying Security, subject to participation in a portion of potential investment gains as a result of the nature of the options strategy it employs. That is, the Fund not only seeks to generate options premiums but also aims to derive gains when the value of the Underlying Security increases. The Fund’s options contracts provide:

●	indirect exposure to the share price returns of the Underlying Security,
●	option premiums, and
●	participation in a portion of gains, if any, of the share price returns of the Underlying Security.

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For more information, see sections “The Fund’s Use of Underlying Security Option Contracts” and “Synthetic Covered Call Strategy” below.

Why invest in the Fund?

●	The Fund seeks to generate weekly cash distributions, which is not dependent on the price appreciation of the Underlying Security.
●	The Fund seeks to participate in a portion of the gains experienced by the Underlying Security.

That is, although the Fund may not fully participate in gains in the Underlying Security’s stock price, the Fund’s portfolio is designed to generate options premiums.

An Investment in the Fund is not an investment in the Underlying Security.

●	The Fund’s strategy will capture only a portion of its potential gains if the Underlying Security’s stock price increase in value.
●	The Fund’s strategy is subject to all potential losses if the Underlying Security’s stock price decrease in value, which may not be offset by the options premiums received by the Fund.
●	The Fund does not invest directly in the Underlying Security.
●	Fund shareholders are not entitled to any Underlying Security dividends.

While the Fund seeks to provide current income pursuant to its investment objective, a portion (sometimes significant) of the Fund’s distributions may be classified as return of capital (“ROC”) for financial or tax reporting purposes. Generally speaking, ROC refers to the portion of a distribution from an investment that represents a return of the original investment (principal) rather than income or profit. Accordingly, such distributions do not necessarily reflect the Fund’s income or yield. See the prospectus section titled “Additional Information About the Funds” for more information about option premiums and ROC.

Additional information regarding the Underlying Security is also set forth below.

The Fund’s Use of Underlying Security Option Contracts

As part of the Fund’s synthetic covered call strategy and synthetic covered call spread strategy, the Fund will purchase and sell a combination of standardized exchange-traded and FLexible EXchange® (“FLEX”) call and put option contracts that are based on the value of the price returns of the Underlying Security.

●	In general, an option contract gives the purchaser of the option contract the right to purchase (for a call option) or sell (for a put option) the underlying asset (like shares of the Underlying Security) at a specified price (the “strike price”).
●	If exercised, an option contract obligates the seller to deliver shares (for a sold or “short” call) or buy shares (for a sold or “short” put) of the underlying asset at a specified price (the “strike price”).
●	Options contracts must be exercised or traded to close within a specified time frame, or they expire. See the chart in section “Fund Portfolio” below for a description of the option contracts utilized by the Fund.

Standardized exchange-traded options include standardized terms. FLEX options are also exchange-traded, but they allow for customizable terms (e.g., the strike price can be negotiated). For more information on FLEX options, see “Additional Information about the Funds – Exchange Traded Options Portfolio.”

The Fund’s options contracts are based on the value of the Underlying Security, which gives the Fund the right or obligation to receive or deliver shares of the Underlying Security on the expiration date of the applicable option contract in exchange for the stated strike price, depending on whether the option contract is a call option or a put option, and whether the Fund purchases or sells the option contract.

Synthetic Covered Call Strategy

In seeking to achieve its investment objective, the Fund may implement a “synthetic covered call” strategy using the standardized exchange-traded and FLEX options described above.

●	A traditional covered call strategy is an investment strategy where an investor (the Fund) sells a call option on an underlying security it owns.
●	A synthetic covered call strategy is similar to a traditional covered call strategy in that the investor sells a call option that is based on the value of the underlying security. However, in a synthetic covered call strategy, the investor (the Fund) does not own the underlying security, but rather seeks to synthetically replicate 100% of the price movements of the underlying security through the use of various investment instruments.

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The Fund’s synthetic covered call strategies consists of the following three elements, each of which is described in greater detail farther below:

●	Synthetic long exposure to the Underlying Security, which allows the Fund to seek to participate in the changes, up or down, in the price of shares of the Underlying Security.
●	Covered call writing (where the Underlying Security’s call options are sold against the synthetic long portion of the strategy), which allows the Fund to generate options premiums.
●	U.S. Treasuries, which are used for collateral for the options, and which generate income.

1.	Synthetic Long Exposure

To achieve a synthetic long exposure to the Underlying Security, the Fund will buy the Underlying Security’s call options and, simultaneously, sell the Underlying Security’s put options to try to replicate the price movements of the Underlying Security. The call options purchased by the Fund and the put options sold by the Fund will generally have one-month to six-month terms and strike prices that are approximately equal to the then-current share price of the Underlying Security at the time the contracts are purchased and sold, respectively. The combination of the long call options and sold put options provides the Fund with indirect investment exposure equal to approximately 100% of the Underlying Security for the duration of the applicable options exposure.

2.	Covered Call Strategies

Covered Call Strategy

As part of its strategy, the Fund will write (sell) call option contracts on the Underlying Security to generate options premiums. Since the Fund does not directly own the Underlying Security, these written call options will be sold short (i.e., selling a position it does not currently own). The Fund will seek to participate in the share price appreciation of the Underlying Security, if any. However, due to the nature of covered call strategies, the Fund’s participation may be subject to a cap (as described below). In this strategy, the call options written (sold) by the Fund will generally have 1- month or less expiration dates (the “Call Period”) and generally have a strike price that is approximately 0%-15% above the then-current share price of the Underlying Security.

It is important to note that the sale of the Underlying Security call option contracts will limit the Fund’s participation in the appreciation in the Underlying Security’s stock price. If the stock price of the Underlying Security increases, the above-referenced synthetic long exposure alone would allow the Fund to experience similar percentage gains. However, if the Underlying Security’s stock price appreciates beyond the strike price of one or more of the sold (short) call option contracts, the Fund will lose money on those short call positions, and the losses will, in turn, limit the upside return of the Fund’s synthetic long exposure. As a result, the Fund’s overall strategy (i.e., the combination of the synthetic long exposure to the Underlying Security and the sold (short) the Underlying Security call positions) will limit the Fund’s participation in gains in the Underlying Security’s stock price beyond a certain point.

Covered Call Spread Strategy

The Adviser will employ the Covered Call Spread Strategy when it believes it is a better strategy for the Fund as compared to the Covered Call Strategy. The Fund may write (sell) credit call spreads (described below) rather than stand-alone call option contracts to seek greater participation in the potential appreciation of its Underlying Security’s share price, while still generating net options premiums. The Adviser will primarily employ this covered call spread strategy when it believes that the share price of its Underlying Security is likely to rise significantly in the short term (e.g., following a substantial selloff or overall positive market news). Additionally, the Adviser may use this strategy in other scenarios (e.g., if the market is undervaluing further out-of-the-money options relative to near-the-money options), where it believes the use of credit call spreads may prove more advantageous to the Fund’s total return than the covered call strategy.

A credit call spread involves selling a call option while simultaneously buying a call option with a higher strike price, both with the same expiration date. By writing credit call spreads, the Fund can potentially offset losses incurred from its short call positions if the Underlying Security’s share price rises above the strike price.

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3.	U.S. Treasuries

The Fund will hold short-term U.S. Treasury securities as collateral in connection with the Fund’s synthetic covered call strategy. The Fund may also invest in pooled vehicles (e.g., mutual funds and ETFs) that invest in U.S Treasuries.

The Fund intends to continuously maintain indirect exposure to the Underlying Security through the use of options contracts. As the options contracts it holds are exercised or expire it may enter into new options contracts, a practice referred to as “rolling.” The Fund’s practice of rolling options may result in high portfolio turnover.

Fund’s Weekly Distributions

The Fund will seek to provide weekly cash distributions. The Fund will seek to generate such distributions in the following ways:

●	Writing (selling) call option contracts on its Underlying Security as described above to generate options premiums. A premium, in this context, refers to the price the option buyer pays to the option seller (the Fund) for the rights granted by the option. The amount of these premiums is largely affected by the fluctuations in the Underlying Security’s stock prices. However, other elements like interest rates can also influence the level of premiums.
●	Investing in short-term U.S. Treasury securities. The income generated by these securities will be influenced by interest rates at the time of investment.
●	In addition, the Fund’s use of the Synthetic Covered Call Spread Strategy may occasionally allow it to capture a substantial portion of any significant increase in the price of its Underlying Security. When this happens, the Fund could receive profits exceeding the initial cost of the call options, and the Fund’s distributions may include some of those profits.

Fund’s Return Profile vs its Underlying Security

For the reasons stated above, the Fund’s performance will differ from that of the Underlying Security’s stock price. The performance differences will depend on, among other things, the price of the Underlying Security, changes in the value of the Underlying Security options contracts the Fund holds, and changes in the value of the U.S. Treasuries.

Fund Portfolio

Principal Holdings
Portfolio Holdings (All options are based on the value of the Underlying Security)	Investment Terms	Expected Target Maturity
Purchased call option contracts

“at-the-money” (i.e., the strike price is equal to the then-current share price of the Underlying Security at the time of purchase) to provide indirect exposure to positive price returns of the Underlying Security.

If the Underlying Security share price increases, these options will generate corresponding increases to the Fund.

1-month to 6-month expiration dates
Sold put option contracts

“at-the-money” (i.e., the strike price is equal to the then-current share price of the Underlying Security at the time of sale).

They are sold to help pay for the purchased call options described above.

However, the sold put option contracts provide exposure to the full extent of any share price losses experienced by the Underlying Security.

1-month to 6-month expiration dates
Sold (short) call option contracts (Covered Call Strategy)

The strike price is approximately 0%-15% more than the then-current share price of the Underlying Security at the time of sale.

They generate options premiums. However, they also limit some potential positive returns that the Fund may have otherwise experienced from gains in the Underlying Security’s share price.

1-month or less expiration dates
Sold (short) call option contracts (Covered Call Spread Strategy)

The strike price is approximately 0%-15% more than the then-current share price of the Fund’s Underlying Security at the time of sale.

Sold call option contracts provide inverse exposure to the full extent of any increases in the value experienced by the Fund’s Underlying Security, minus the premium received.

1-month or less expiration dates
Purchased call option contracts (Covered Call Spread Strategy)

“out-of-the-money” (i.e., the strike price is above the strike price of the corresponding Covered Call Spread Strategy sold call).

Bought call option contracts provide exposure to the full extent of any increases in the value experienced by the Fund’s Underlying Security above the option’s strike price.

1-month or less expiration dates
U.S Treasury Securities and Cash

Multiple series of U.S. Treasury Bills supported by the full faith and credit of the U.S. government.

These instruments are used as collateral for the Fund’s derivative investments.

They will also generate income.

6-month to 2-year maturities

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The market value of the cash and treasuries held by the Fund is expected to be between 50% and 100% of the Fund’s net assets and the market value of the options package is expected to be between 0% and 50% of the Fund’s net assets. In terms of notional value, the combination of these investment instruments provides indirect investment exposure to AMZN equal to at least 95% of the Fund’s total assets.

Under normal circumstances, the Fund will invest at least 80% of its net assets, plus borrowings for investment purposes, in securities and financial instruments that provide indirect exposure to AMZN.

The Fund is classified as “non-diversified” under the 1940 Act.

There is no guarantee that the Fund’s investment strategy will be properly implemented, and an investor may lose some or all of its investment.

Amazon.com, Inc.

Amazon.com, Inc. is an e-commerce company that operates retail websites and offers programs that enable third parties to sell products on their websites. Amazon.com, Inc. is listed on Nasdaq. Per AMZN’s most recent Form 10-K filing, the aggregate market value of the voting stock held by non-affiliates of Amazon.com, Inc., as of the most recent available data at time of drafting this prospectus (June 30, 2025), was approximately $2.1 trillion.

Amazon.com, Inc. is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the SEC by Amazon.com, Inc. pursuant to the Exchange Act can be located by reference to the SEC file number 000-22513 through the SEC’s website at www.sec.gov. In addition, information regarding Amazon.com, Inc. may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

This document relates only to the securities offered hereby and does not relate to AMZN or other securities of Amazon.com, Inc. The Fund has derived all disclosures contained in this document regarding Amazon.com, Inc. from the publicly available documents. None of the Fund, the Trust, the Adviser, or their respective affiliates has participated in the preparation of such publicly available offering documents or made any due diligence inquiry regarding such documents with respect to Amazon.com, Inc. None of the Fund, the Trust, the Adviser, or their respective affiliates makes any representation that such publicly available documents or any other publicly available information regarding Amazon.com, Inc. is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date hereof (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of Amazon.com, Inc. (and therefore the price of the Fund at the time we price the securities) have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of or failure to disclose material future events concerning Amazon.com, Inc. could affect the value received with respect to the securities and therefore the value of the securities.

None of the Fund, the Trust, the Adviser, or their respective affiliates makes any representation to you as to the performance of AMZN.

NONE OF THE FUND, TIDAL TRUST II, OR TIDAL INVESTMENTS LLC IS AFFILIATED, CONNECTED, OR ASSOCIATED WITH AMZN. THE FUND WAS NOT DEVELOPED OR CREATED BY, AND IS NOT SPONSORED, ENDORSED, OR APPROVED BY, AMZN.

Moreover, AMZN has not participated in the development of the Fund’s investment strategy. AMZN does not select or approve the Fund’s portfolio holdings, nor does it participate in the construction, design, or implementation of the Fund. AMZN does not provide any assurances, guarantees, or representations regarding the Fund or its performance. Nothing herein shall be construed as an offer of any security by AMZN.

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None of the Fund, the Trust, the Adviser, or their respective affiliates claim any ownership interest in any trademarks owned by Amazon.com, Inc. or AMZN. All rights in the trademarks are reserved by their respective owners.

Due to the Fund’s investment strategy, the Fund’s investment exposure is concentrated in (or substantially exposed to) the same industry as that assigned to AMZN. As of the date of the Prospectus, AMZN is assigned to the broadline retail industry.

Principal Investment Risks

The principal risks of investing in the Fund are summarized below. As with any investment, there is a risk that you could lose all or a portion of your investment in the Fund. Some or all of these risks may adversely affect the Fund’s net asset value (“NAV”) per share, trading price, yield, total return, and/or ability to meet its objective. For more information about the risks of investing in the Fund, see the section in the Fund’s Prospectus titled “Additional Information About the Funds—Principal Risks of Investing in the Funds.”

An investment in the Fund entails risk. The Fund may not achieve its investment objective and there is a risk that you could lose all of your money invested in the Fund. The Fund is not a complete investment program. It is important that investors closely review all of the risks listed below and understand them before making an investment in the Fund.

Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which they appear.

AMZN Risk. The Fund invests in options contracts that are based on the value of AMZN. This subjects the Fund to certain of the same risks as if it owned shares of AMZN, even though it does not. By virtue of the Fund’s investments in options contracts that are based on the value of AMZN, the Fund may also be subject to the following risks:

Indirect Investment in AMZN Risk. Amazon.com, Inc. is not affiliated with the Trust, the Fund, the Adviser or their respective affiliates and is not involved with this offering in any way and has no obligation to consider your Shares in taking any corporate actions that might affect the value of Shares. Investors in the Fund will not have voting rights and will not be able to influence management of Amazon.com, Inc. but will be exposed to the performance of AMZN (the underlying stock). Investors in the Fund will not have rights to receive dividends or other distributions or any other rights with respect to the underlying stock but will be subject to declines in the performance of the underlying stock.

AMZN Trading Risk. The trading price of AMZN may be highly volatile and could continue to be subject to wide fluctuations in response to various factors. The stock market in general, and the market for technology companies in particular, has experienced extreme price and volume fluctuations that have often been unrelated or disproportionate to the operating performance of those companies. In particular, a large proportion of AMZN may be traded by short sellers which may put pressure on the supply and demand for the common stock of Amazon.com, Inc., further influencing volatility in its market price. Public perception and other factors outside of the control of Amazon.com, Inc. may additionally impact AMZN’s stock price due to Amazon.com, Inc. garnering a disproportionate degree of public attention, regardless of actual operating performance. In addition, in the past, following periods of volatility in the overall market and the market price of a particular company’s securities, securities class action litigation has often been instituted against companies such as these. Moreover, stockholder litigation like this has been filed against Amazon.com, Inc. in the past. While Amazon.com, Inc. continues to defend such actions, any judgment against Amazon.com, Inc., or any future stockholder litigation could result in substantial costs and a diversion of the management of Amazon.com, Inc.’s attention and resources. If AMZN trading is halted, trading in Shares of the Fund may be impacted, either temporarily or indefinitely.

Amazon.com, Inc. Performance Risk. Amazon.com, Inc. may fail to meet its publicly announced guidelines or other expectations about its business, which could cause the price of AMZN to decline. Amazon.com, Inc. provides guidance regarding its expected financial and business performance, such as projections regarding sales and production, as well as anticipated future revenues, gross margins, profitability and cash flows. Correctly identifying key factors affecting business conditions and predicting future events is inherently an uncertain process, and the guidance Amazon.com, Inc. provides may not ultimately be accurate and has in the past been inaccurate in certain respects, such as the timing of new product manufacturing ramps. The guidance is based on certain assumptions such as those relating to global and local economic conditions, anticipated production and sales volumes (which generally are not linear throughout a given period), average sales prices, supplier and commodity costs, and planned cost reductions. If Amazon.com, Inc.’s guidance is not accurate or varies from actual results due to its inability to meet the assumptions or the impact on its financial performance that could occur as a result of various risks and uncertainties, the market value of common stock issued by Amazon.com, Inc. could decline significantly.

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Internet & Direct Marketing Retail Risk. Companies, such as Amazon.com, Inc., that operate via the internet or direct marketing (e.g., online consumer services, online retail, travel) segments are subject to fluctuating consumer demand. Unlike traditional brick and mortar retailers, online marketplaces and retailers must assume shipping costs or pass such costs to consumers. Consumer access to price information for the same or similar products may cause companies that operate in the online marketplace, retail and travel segments to reduce profit margins in order to compete. Due to the nature of their business models, companies that operate in the online marketplace, retail, and travel segments may also be subject to heightened cybersecurity risk, including the risk of theft or damage to vital hardware, software, and information systems. The loss or public dissemination of sensitive customer information or other proprietary data may negatively affect the financial performance of such companies to a greater extent than traditional brick and mortar retailers. As a result of such companies being web-based and the fact that they process, store, and transmit large amounts of data, including personal information, for their customers, failure to prevent or mitigate data loss or other security breaches, including breaches of vendors’ technology and systems, could expose companies that operate via the internet or direct marketing retail to a risk of loss or misuse of such information, adversely affect their operating results, result in litigation or potential liability, and otherwise harm their businesses.

New Products and Services Risk. AMZN has expanded its product offerings over time to include additional segments, such as cloud computing and digital subscriptions services. Expansion of products and services across additional markets exposes AMZN to additional risks related to these markets. In addition, as new products and offerings are developed, AMZN may have limited or no experience in these newer market segments, and AMZN’s customers may not adopt these product or service offerings. These offerings, which can present new and difficult technology challenges, may subject AMZN to claims if customers of these offerings experience, or are otherwise impacted by, service disruptions, delays, setbacks, or failures or quality issues. In addition, profitability or other intended benefits, if any, in newer activities may not meet AMZN’s expectations, and AMZN may not be successful enough in these newer activities to recoup its investments in them, which investments are often significant. Failure to realize the benefits of amounts AMZN invests in new technologies, products, or services could result in the value of those investments being written down or written off.

Derivatives Risk. Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, or funds (including ETFs), interest rates or indexes. The Fund’s investments in derivatives may pose risks in addition to, and greater than, those associated with directly investing in securities or other ordinary investments, including risk related to the market, imperfect correlation with underlying investments or the Fund’s other portfolio holdings, higher price volatility, lack of availability, counterparty risk, liquidity, valuation and legal restrictions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The use of derivatives may result in larger losses or smaller gains than directly investing in securities. When the Fund uses derivatives, there may be an imperfect correlation between the value of AMZN and the derivative, which may prevent the Fund from achieving its investment objective. Because derivatives often require only a limited initial investment, the use of derivatives may expose the Fund to losses in excess of those amounts initially invested. In addition, the Fund’s investments in derivatives are subject to the following risks:

Options Contracts. The use of options contracts involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, including the anticipated volatility, which are affected by fiscal and monetary policies and by national and international political, changes in the actual or implied volatility or the reference asset, the time remaining until the expiration of the option contract and economic events. For the Fund in particular, the value of the options contracts in which it invests is substantially influenced by the value of AMZN. The Fund may experience substantial downside from specific option positions and certain option positions held by the Fund may expire worthless. The options held by the Fund are exercisable at the strike price on their expiration date. As an option approaches its expiration date, its value typically increasingly moves with the value of the underlying instrument. However, prior to such date, the value of an option generally does not increase or decrease at the same rate at the underlying instrument. There may at times be an imperfect correlation between the movement in the values of options contracts and the underlying instrument, and there may at times not be a liquid secondary market for certain options contracts. The value of the options held by the Fund will be determined based on market quotations or other recognized pricing methods. Additionally, as the Fund intends to continuously maintain indirect exposure to AMZN through the use of options contracts, as the options contracts it holds are exercised or expire it will enter into new options contracts, a practice referred to as “rolling.” If the expiring options contracts do not generate proceeds enough to cover the cost of entering into new options contracts, the Fund may experience losses.

Counterparty Risk. The Fund is subject to counterparty risk by virtue of its investments in options contracts. Transactions in some types of derivatives, including options, are required to be centrally cleared (“cleared derivatives”). In a transaction involving cleared derivatives, the Fund’s counterparty is a clearing house rather than a bank or broker. Since the Fund is not a member of clearing houses and only members of a clearing house (“clearing members”) can participate directly in the clearing house, the Fund will hold cleared derivatives through accounts at clearing members. In cleared derivatives positions, the Fund will make payments (including margin payments) to and receive payments from a clearing house through their accounts at clearing members. Customer funds held at a clearing organization in connection with any options contracts are held in a commingled omnibus account and are not identified to the name of the clearing member’s individual customers. As a result, assets deposited by the Fund with any clearing member as margin for options may, in certain circumstances, be used to satisfy losses of other clients of the Fund’s clearing member. In addition, although clearing members guarantee performance of their clients’ obligations to the clearing house, there is a risk that the assets of the Fund might not be fully protected in the event of the clearing member’s bankruptcy, as the Fund would be limited to recovering only a pro rata share of all available funds segregated on behalf of the clearing member’s customers for the relevant account class. The Fund is also subject to the risk that a limited number of clearing members are willing to transact on the Fund’s behalf, which heightens the risks associated with a clearing member’s default. This risk is greater for the Fund as it seeks to hold options contracts on a single security, and not a broader range of options contracts, which may limit the number of clearing members that are willing to transact on the Fund’s behalf. If a clearing member defaults the Fund could lose some or all of the benefits of a transaction entered into by the Fund with the clearing member. If the Fund cannot find a clearing member to transact with on the Fund’s behalf, the Fund may be unable to effectively implement its investment strategy.

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Price Participation Risk. The Fund employs an investment strategy that includes the sale of call option contracts, which limits the degree to which the Fund will participate in increases in value experienced by AMZN over the Call Period. This means that if AMZN experiences an increase in value above the strike price of the sold call options during a Call Period, the Fund will likely not experience that increase to the same extent and may significantly underperform AMZN over the Call Period. Additionally, because the Fund is limited in the degree to which it will participate in increases in value experienced by AMZN over each Call Period, but has full exposure to any decreases in value experienced by AMZN over the Call Period, the NAV of the Fund may decrease over any given time period. The Fund’s NAV is dependent on the value of each options portfolio, which is based principally upon the performance of AMZN. The degree of participation in AMZN gains the Fund will experience will depend on prevailing market conditions, especially market volatility, at the time the Fund enters into the sold call option contracts and will vary from Call Period to Call Period. The value of the options contracts is affected by changes in the value and dividend rates of AMZN, changes in interest rates, changes in the actual or perceived volatility of AMZN and the remaining time to the options’ expiration, as well as trading conditions in the options market. As the price of AMZN changes and time moves towards the expiration of each Call Period, the value of the options contracts, and therefore the Fund’s NAV, will change. However, it is not expected for the Fund’s NAV to directly correlate on a day-to-day basis with the returns of AMZN. The amount of time remaining until the options contract’s expiration date affects the impact of the potential options premiums on the Fund’s NAV, which may not be in full effect until the expiration date of the Fund’s options contracts. Therefore, while changes in the price of the AMZN will result in changes to the Fund’s NAV, the Fund generally anticipates that the rate of change in the Fund’s NAV will be different than that experienced by AMZN.

Distribution Risk. The Fund seeks to provide weekly cash distributions. There is no assurance that the Fund will make a distribution in any given week. If the Fund does make distributions, the amounts of such distributions will likely vary greatly from one distribution to the next. Additionally, the weekly distributions, if any, may consist of returns of capital, which would decrease the Fund’s NAV and trading price over time. As a result, an investor may suffer significant losses to their investment. In addition, while the underlying stock may pay dividends, the Fund’s returns will not include any dividends paid by the underlying stock, and any income generated by the Fund may be less than the income generated by a direct investment in the underlying stock.

NAV Erosion Risk Due to Distributions. When the Fund makes a distribution, the Fund’s NAV will typically drop by the amount of the distribution on the related ex-dividend date. The repeated payment of distributions by the Fund, if any, may significantly erode the Fund’s NAV and trading price over time. As a result, an investor may suffer significant losses to their investment.

Call Strategy Risks. The path dependency (i.e., the continued use) of the Fund’s call writing strategy will impact the extent that the Fund participates in the positive price returns of AMZN and, in turn, the Fund’s returns, both during the term of the sold call options and over longer time periods. If, for example, each month the Fund were to sell 7% out-of-the-money call options having a one-month term, the Fund’s participation in the positive price returns of AMZN will be capped at 7% in any given month. However, over a longer period (e.g., 5 months), the Fund should not be expected to participate fully in the first 35% (i.e., 5 months x 7%) of the positive price returns of AMZN, or the Fund may even lose money, even if the AMZN share price has appreciated by at least that much over such period, if during any month over that period AMZN had a return less than 7%. This example illustrates that both the Fund’s participation in the positive price returns of AMZN and its returns will depend not only on the price of AMZN but also on the path that AMZN takes over time.

Additionally, when implementing the Covered Call Spread Strategy, the use of credit call spreads introduces further complexities and risks. While purchasing a higher-strike call option limits potential losses from the short call position, it also reduces the net premium received, which may result in lower overall returns compared to a stand-alone covered call strategy. If the price of the Underlying Security rises rapidly, the call spread may still cap upside participation, leading to missed profit opportunities. Furthermore, market conditions, such as mispricing between near-the-money and further out-of-the-money options, may impact the effectiveness of the strategy, potentially resulting in lower-than-expected returns or increased losses. The relative pricing of options at different strike levels can vary due to volatility shifts, liquidity constraints, or other market dynamics, adding an additional layer of uncertainty to the Fund’s performance under this strategy.

ETF Risks.

Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that are authorized to purchase and redeem Shares directly from the Fund (known as “Authorized Participants” or “APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services; or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

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Cash Redemption Risk. The Fund’s investment strategy may require it to redeem Shares for cash or to otherwise include cash as part of its redemption proceeds. For example, the Fund may not be able to redeem in-kind certain securities held by the Fund (e.g., derivative instruments). In such a case, the Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used. By paying out higher annual capital gain distributions, investors may be subjected to increased capital gains taxes. Additionally, there may be brokerage costs or taxable gains or losses that may be imposed on the Fund in connection with a cash redemption that may not have occurred if the Fund had made a redemption in-kind. These costs could decrease the value of the Fund to the extent they are not offset by a transaction fee payable by an AP.

Costs of Buying or Selling Shares. Buying or selling Shares involves certain costs, including brokerage commissions, other charges imposed by brokers, and bid-ask spreads. The bid-ask spread represents the difference between the price at which an investor is willing to buy Shares and the price at which an investor is willing to sell Shares. The spread varies over time based on the Shares’ trading volume and market liquidity. The spread is generally lower if Shares have more trading volume and market liquidity and higher if Shares have little trading volume and market liquidity. Due to the costs of buying or selling Shares, frequent trading of Shares may reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

Management Risk. The Fund is subject to management risk because it is an actively managed portfolio. In managing the Fund’s investment portfolio, the portfolio managers will apply investment techniques and risk analyses that may not produce the desired result. There can be no guarantee that the Fund will meet its investment objective.

Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant.

Trading. Although Shares are listed on a national securities exchange, such as NYSE Arca, Inc. (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that an active trading market for the Shares will develop or be maintained or that the Shares will trade with any volume, or at all, on any stock exchange. This risk may be greater for the Fund as it seeks to have indirect exposure to a single underlying stock as opposed to a more diverse portfolio like a traditional pooled investment. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares. Shares trade on the Exchange at market price that may be below, at or above the Fund’s NAV. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. In addition, trading in Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange “circuit breaker” rules. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged. In the event of an unscheduled market close for options contracts that reference a single stock, such as AMZN’s securities being halted or a market wide closure, settlement prices will be determined by the procedures of the listing exchange of the options contracts. As a result, the Fund could be adversely affected and be unable to implement its investment strategies in the event of an unscheduled closing.

Economic and Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in the Fund’s portfolio may underperform in comparison to securities in the general financial markets, a particular financial market, or other asset classes, due to a number of factors, including inflation (or expectations for inflation), deflation (or expectations for deflation), interest rates, global demand for particular products or resources, market instability, financial system instability, debt crises and downgrades, embargoes, tariffs, sanctions and other trade barriers, regulatory events, other governmental trade or market control programs and related geopolitical events. In addition, the value of the Fund’s investments may be negatively affected by the occurrence of global events such as war, terrorism, environmental disasters, natural disasters or events, country instability, and infectious disease epidemics or pandemics. The imposition by the U.S. of tariffs on goods imported from foreign countries and reciprocal tariffs levied on U.S. goods by those countries also may lead to volatility and instability in domestic and foreign markets.

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High Portfolio Turnover Risk. The Fund may actively and frequently trade all or a significant portion of the Fund’s holdings. A high portfolio turnover rate increases transaction costs, which may increase the Fund’s expenses. Frequent trading may also cause adverse tax consequences for investors in the Fund due to an increase in short-term capital gains.

Inflation Risk. Inflation risk is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the present value of the Fund’s assets and distributions, if any, may decline.

Liquidity Risk. Some securities held by the Fund, including options contracts, may be difficult to sell or be illiquid, particularly during times of market turmoil. This risk is greater for the Fund as it will hold options contracts on a single security, and not a broader range of options contracts. Markets for securities or financial instruments could be disrupted by a number of events, including, but not limited to, an economic crisis, natural disasters, epidemics/pandemics, new legislation or regulatory changes inside or outside the United States. Illiquid securities may be difficult to value, especially in changing or volatile markets. If the Fund is forced to sell an illiquid security at an unfavorable time or price, the Fund may be adversely impacted. Certain market conditions or restrictions, such as market rules related to short sales, may prevent the Fund from limiting losses, realizing gains or achieving a high correlation with AMZN. There is no assurance that a security that is deemed liquid when purchased will continue to be liquid. Market illiquidity may cause losses for the Fund.

Money Market Instrument Risk. The Fund may use a variety of money market instruments for cash management purposes, including money market funds, depositary accounts and repurchase agreements. Repurchase agreements are contracts in which a seller of securities agrees to buy the securities back at a specified time and price. Repurchase agreements may be subject to market and credit risk related to the collateral securing the repurchase agreement. Money market instruments, including money market funds, may lose money through fees or other means.

Non-Diversification Risk. Because the Fund is “non-diversified,” it may invest a greater percentage of its assets in the securities of a single issuer or a smaller number of issuers than if it was a diversified fund. As a result, a decline in the value of an investment in a single issuer or a smaller number of issuers could cause the Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio. This may increase the Fund’s volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund’s performance.

Operational Risk. The Fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect the Fund’s ability to meet its investment objective. Although the Fund and Adviser seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

Single Issuer Risk. Issuer-specific attributes may cause an investment in the Fund to be more volatile than a traditional pooled investment which diversifies risk or the market generally. The value of the Fund, which focuses on an individual security (AMZN), may be more volatile than a traditional pooled investment or the market as a whole and may perform differently from the value of a traditional pooled investment or the market as a whole.

Tax Risk. The Fund intends to elect and to qualify each year to be treated as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (“Code”). As a RIC, the Fund will not be subject to U.S. federal income tax on the portion of its net investment income and net capital gain that it distributes to Shareholders, provided that it satisfies certain requirements of the Code. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund’s taxable income will be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. To comply with the asset diversification test applicable to a RIC, the Fund will attempt to ensure that the value of options it holds is never 25% of the total value of Fund assets at the close of any quarter. If the Fund’s investments in options were to exceed 25% of the Fund’s total assets at the end of a tax quarter, the Fund, generally, has a grace period to cure such lack of compliance. If the Fund fails to timely cure, it may no longer be eligible to be treated as a RIC.

U.S. Government and U.S. Agency Obligations Risk. The Fund may invest in securities issued by the U.S. government or its agencies or instrumentalities. U.S. Government obligations include securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, such as the U.S. Treasury. Payment of principal and interest on U.S. Government obligations may be backed by the full faith and credit of the United States or may be backed solely by the issuing or guaranteeing agency or instrumentality itself. In the latter case, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, which agency or instrumentality may be privately owned. There can be no assurance that the U.S. Government would provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) where it is not obligated to do so.

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Performance

The following performance information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance over time. The following bar chart shows the Fund’s annual returns. The table illustrates how the Fund’s average annual returns for the 1-year and since inception periods compare with those of a broad measure of market performance. Although past performance of the Fund is no guarantee of how it will perform in the future, historical performance may give you some indication of the risks of investing in the Fund. Updated performance information is available on the Fund’s website at www.yieldmaxetfs.com.

Calendar Year Ended December 31 ,

During the period of time shown in the bar chart, the Fund’s highest quarterly return was 18.78% for the quarter ended March 31, 2024 and the lowest quarterly return was -8.22% for the quarter ended March 31, 2025.

Average Annual Total Returns

For the Periods Ended December 31, 2025

	1 Year	Since Inception July 24, 2023
Return Before Taxes	10.26%	26.47%
Return After Taxes on Distributions	3.46%	17.32%
Return After Taxes on Distributions and Sale of Fund Shares	5.82%	16.34%
S&P 500® Total Return Index (reflects no deduction for fees, expenses, or taxes)(1)	17.88%	19.83%

(1)	The S&P 500® Total Return Index is a free-float market capitalization-weighted index of 500 of the largest U.S. companies. The index is calculated on a total return basis with dividends reinvested.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period covered by the table above and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Shares through tax-deferred or other tax-advantaged arrangements such as an individual retirement account (“IRA”).

Management

Investment Adviser: Tidal Investments LLC (the “Adviser”) serves as investment adviser to the Fund.

Portfolio Managers:

The following individuals are jointly and primarily responsible for the day-to-day management of the Fund.

Jay Pestrichelli, Portfolio Manager for the Adviser, has been a portfolio manager of the Fund since its inception in 2023.

Scott Snyder, Portfolio Manager for the Adviser, has been a portfolio manager of the Fund since February of 2026.

Matt Brandt, Portfolio Manager for the Adviser, has been a portfolio manager of the Fund since February of 2026.

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Purchase and Sale of Shares

The Fund issues and redeems Shares at NAV only in large blocks known as “Creation Units,” which only Authorized Participants (APs) (typically, broker-dealers) may purchase or redeem. The Fund generally issues and redeems Creation Units in exchange for a portfolio of securities (the “Deposit Securities”) and/or a designated amount of U.S. cash.

Shares are listed on the Exchange, and individual Shares may only be bought and sold in the secondary market through brokers at market prices, rather than NAV. Because Shares trade at market prices rather than NAV, Shares may trade at a price greater than NAV (premium) or less than NAV (discount).

An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Shares (the “bid” price) and the lowest price a seller is willing to accept for Shares (the “ask” price) when buying or selling Shares in the secondary market. This difference in bid and ask prices is often referred to as the “bid-ask spread.”

Information regarding the Fund’s NAV, market price, how often Shares traded on the Exchange at a premium or discount, and the median bid-ask spreads can be found on the Fund’s website at www.yieldmaxetfs.com.

Tax Information

Fund distributions are generally taxable as ordinary income, qualified dividend income, or capital gains (or a combination), unless an investment is in an individual retirement account (“IRA”) or other tax-advantaged account. Distributions on investments made through tax-deferred arrangements may be taxed later upon withdrawal of assets from those accounts.

Financial Intermediary Compensation

If you purchase Shares through a broker-dealer or other financial intermediary (such as a bank) (an “Intermediary”), the Adviser or its affiliates may pay Intermediaries for certain activities related to the Fund, including participation in activities that are designed to make Intermediaries more knowledgeable about exchange-traded products, including the Fund, or for other activities, such as marketing, educational training, or other initiatives related to the sale or promotion of Shares. These payments may create a conflict of interest by influencing the Intermediary and your salesperson to recommend the Fund over another investment. Any such arrangements do not result in increased Fund expenses. Ask your salesperson or visit the Intermediary’s website for more information.

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YieldMax® BA Option Income Strategy ETF - FUND SUMMARY

Investment Objective

The Fund’s primary investment objective is to seek current income. The Fund’s secondary investment objective is to seek exposure to the share price of the common stock of The Boeing Company (“BA” or “Underlying Security”), subject to a limit on potential investment gains.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Annual Fund Operating Expenses(1) (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.99%
Distribution and Service (12b-1) Fees	None
Other Expenses(2)	0.00%
Total Annual Fund Operating Expenses	0.99%

(1)	The Fund’s investment adviser, Tidal Investments LLC (the “Adviser”), a Tidal Financial Group company, will pay, or require a sub-adviser to pay, all expenses incurred by the Fund (except for advisory fees and sub-advisory fees, as the case may be) excluding interest charges on any borrowings made for investment purposes, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the “1940 Act”), and litigation expenses and other non-routine or extraordinary expenses.

(2)	Based on estimated amounts for the current fiscal year.

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem or hold all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example does not take into account brokerage commissions that you may pay on your purchases and sales of Shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$101	$315

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the expense example above, affect the Fund’s performance. Because the Fund has not commenced operations as of the date of this Prospectus, portfolio turnover information is not yet available.

Principal Investment Strategies

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks current income while providing indirect exposure to the share price (i.e., the price returns) of the Underlying Security, subject to participation in a portion of potential investment gains. The Fund will employ its investment strategy as it relates to the Underlying Security regardless of whether there are periods of adverse market, economic, or other conditions and will not take temporary defensive positions during such periods. As further described below, the Fund uses either a synthetic covered call strategy or a synthetic covered call spread strategy to seek to generate options premiums and provide indirect exposure to the share price returns of the Underlying Security, subject to participation in a portion of potential investment gains as a result of the nature of the options strategy it employs. That is, the Fund not only seeks to generate options premiums but also aims to derive gains when the value of the Underlying Security increases. The Fund’s options contracts provide:

●	indirect exposure to the share price returns of the Underlying Security,
●	option premiums, and
●	participation in a portion of gains, if any, of the share price returns of the Underlying Security.

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For more information, see sections “The Fund’s Use of Underlying Security Option Contracts” and “Synthetic Covered Call Strategy” below.

Why invest in the Fund?

●	The Fund seeks to generate weekly cash distributions, which is not dependent on the price appreciation of the Underlying Security.
●	The Fund seeks to participate in a portion of the gains experienced by the Underlying Security.

That is, although the Fund may not fully participate in gains in the Underlying Security’s stock price, the Fund’s portfolio is designed to generate options premiums.

An Investment in the Fund is not an investment in the Underlying Security.

●	The Fund’s strategy will capture only a portion of its potential gains if the Underlying Security’s stock price increase in value.
●	The Fund’s strategy is subject to all potential losses if the Underlying Security’s stock price decrease in value, which may not be offset by the options premiums received by the Fund.
●	The Fund does not invest directly in the Underlying Security.
●	Fund shareholders are not entitled to any Underlying Security dividends.

While the Fund seeks to provide current income pursuant to its investment objective, a portion (sometimes significant) of the Fund’s distributions may be classified as return of capital (“ROC”) for financial or tax reporting purposes. Generally speaking, ROC refers to the portion of a distribution from an investment that represents a return of the original investment (principal) rather than income or profit. Accordingly, such distributions do not necessarily reflect the Fund’s income or yield. See the prospectus section titled “Additional Information About the Funds” for more information about option premiums and ROC.

Additional information regarding the Underlying Security is also set forth below.

The Fund’s Use of Underlying Security Option Contracts

As part of the Fund’s synthetic covered call strategy and synthetic covered call spread strategy, the Fund will purchase and sell a combination of standardized exchange-traded and FLexible EXchange® (“FLEX”) call and put option contracts that are based on the value of the price returns of the Underlying Security.

●	In general, an option contract gives the purchaser of the option contract the right to purchase (for a call option) or sell (for a put option) the underlying asset (like shares of the Underlying Security) at a specified price (the “strike price”).
●	If exercised, an option contract obligates the seller to deliver shares (for a sold or “short” call) or buy shares (for a sold or “short” put) of the underlying asset at a specified price (the “strike price”).
●	Options contracts must be exercised or traded to close within a specified time frame, or they expire. See the chart in section “Fund Portfolio” below for a description of the option contracts utilized by the Fund.

Standardized exchange-traded options include standardized terms. FLEX options are also exchange-traded, but they allow for customizable terms (e.g., the strike price can be negotiated). For more information on FLEX options, see “Additional Information about the Funds – Exchange Traded Options Portfolio.”

The Fund’s options contracts are based on the value of the Underlying Security, which gives the Fund the right or obligation to receive or deliver shares of the Underlying Security on the expiration date of the applicable option contract in exchange for the stated strike price, depending on whether the option contract is a call option or a put option, and whether the Fund purchases or sells the option contract.

Synthetic Covered Call Strategy

In seeking to achieve its investment objective, the Fund may implement a “synthetic covered call” strategy using the standardized exchange-traded and FLEX options described above.

●	A traditional covered call strategy is an investment strategy where an investor (the Fund) sells a call option on an underlying security it owns.
●	A synthetic covered call strategy is similar to a traditional covered call strategy in that the investor sells a call option that is based on the value of the underlying security. However, in a synthetic covered call strategy, the investor (the Fund) does not own the underlying security, but rather seeks to synthetically replicate 100% of the price movements of the underlying security through the use of various investment instruments.

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The Fund’s synthetic covered call strategies consists of the following three elements, each of which is described in greater detail farther below:

●	Synthetic long exposure to the Underlying Security, which allows the Fund to seek to participate in the changes, up or down, in the price of shares of the Underlying Security.
●	Covered call writing (where the Underlying Security’s call options are sold against the synthetic long portion of the strategy), which allows the Fund to generate options premiums.
●	U.S. Treasuries, which are used for collateral for the options, and which generate income.

1.	Synthetic Long Exposure

To achieve a synthetic long exposure to the Underlying Security, the Fund will buy the Underlying Security’s call options and, simultaneously, sell the Underlying Security’s put options to try to replicate the price movements of the Underlying Security. The call options purchased by the Fund and the put options sold by the Fund will generally have one-month to six-month terms and strike prices that are approximately equal to the then-current share price of the Underlying Security at the time the contracts are purchased and sold, respectively. The combination of the long call options and sold put options provides the Fund with indirect investment exposure equal to approximately 100% of the Underlying Security for the duration of the applicable options exposure.

2.	Covered Call Strategies

Covered Call Strategy

As part of its strategy, the Fund will write (sell) call option contracts on the Underlying Security to generate options premiums. Since the Fund does not directly own the Underlying Security, these written call options will be sold short (i.e., selling a position it does not currently own). The Fund will seek to participate in the share price appreciation of the Underlying Security, if any. However, due to the nature of covered call strategies, the Fund’s participation may be subject to a cap (as described below). In this strategy, the call options written (sold) by the Fund will generally have 1- month or less expiration dates (the “Call Period”) and generally have a strike price that is approximately 0%-15% above the then-current share price of the Underlying Security.

It is important to note that the sale of the Underlying Security call option contracts will limit the Fund’s participation in the appreciation in the Underlying Security’s stock price. If the stock price of the Underlying Security increases, the above-referenced synthetic long exposure alone would allow the Fund to experience similar percentage gains. However, if the Underlying Security’s stock price appreciates beyond the strike price of one or more of the sold (short) call option contracts, the Fund will lose money on those short call positions, and the losses will, in turn, limit the upside return of the Fund’s synthetic long exposure. As a result, the Fund’s overall strategy (i.e., the combination of the synthetic long exposure to the Underlying Security and the sold (short) the Underlying Security call positions) will limit the Fund’s participation in gains in the Underlying Security’s stock price beyond a certain point.

Covered Call Spread Strategy

The Adviser will employ the Covered Call Spread Strategy when it believes it is a better strategy for the Fund as compared to the Covered Call Strategy. The Fund may write (sell) credit call spreads (described below) rather than stand-alone call option contracts to seek greater participation in the potential appreciation of its Underlying Security’s share price, while still generating net options premiums. The Adviser will primarily employ this covered call spread strategy when it believes that the share price of its Underlying Security is likely to rise significantly in the short term (e.g., following a substantial selloff or overall positive market news). Additionally, the Adviser may use this strategy in other scenarios (e.g., if the market is undervaluing further out-of-the-money options relative to near-the-money options), where it believes the use of credit call spreads may prove more advantageous to the Fund’s total return than the covered call strategy.

A credit call spread involves selling a call option while simultaneously buying a call option with a higher strike price, both with the same expiration date. By writing credit call spreads, the Fund can potentially offset losses incurred from its short call positions if the Underlying Security’s share price rises above the strike price.

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3.	U.S. Treasuries

The Fund will hold short-term U.S. Treasury securities as collateral in connection with the Fund’s synthetic covered call strategy. The Fund may also invest in pooled vehicles (e.g., mutual funds and ETFs) that invest in U.S Treasuries.

The Fund intends to continuously maintain indirect exposure to the Underlying Security through the use of options contracts. As the options contracts it holds are exercised or expire it may enter into new options contracts, a practice referred to as “rolling.” The Fund’s practice of rolling options may result in high portfolio turnover.

Fund’s Weekly Distributions

The Fund will seek to provide weekly cash distributions. The Fund will seek to generate such distributions in the following ways:

●	Writing (selling) call option contracts on its Underlying Security as described above to generate options premiums. A premium, in this context, refers to the price the option buyer pays to the option seller (the Fund) for the rights granted by the option. The amount of these premiums is largely affected by the fluctuations in the Underlying Security’s stock prices. However, other elements like interest rates can also influence the level of premiums.
●	Investing in short-term U.S. Treasury securities. The income generated by these securities will be influenced by interest rates at the time of investment.
●	In addition, the Fund’s use of the Synthetic Covered Call Spread Strategy may occasionally allow it to capture a substantial portion of any significant increase in the price of its Underlying Security. When this happens, the Fund could receive profits exceeding the initial cost of the call options, and the Fund’s distributions may include some of those profits.

Fund’s Return Profile vs its Underlying Security

For the reasons stated above, the Fund’s performance will differ from that of the Underlying Security’s stock price. The performance differences will depend on, among other things, the price of the Underlying Security, changes in the value of the Underlying Security options contracts the Fund holds, and changes in the value of the U.S. Treasuries.

Fund Portfolio

Principal Holdings
Portfolio Holdings (All options are based on the value of the Underlying Security)	Investment Terms	Expected Target Maturity
Purchased call option contracts

“at-the-money” (i.e., the strike price is equal to the then-current share price of the Underlying Security at the time of purchase) to provide indirect exposure to positive price returns of the Underlying Security.

If the Underlying Security share price increases, these options will generate corresponding increases to the Fund.

1-month to 6-month expiration dates
Sold put option contracts

“at-the-money” (i.e., the strike price is equal to the then-current share price of the Underlying Security at the time of sale).

They are sold to help pay for the purchased call options described above.

However, the sold put option contracts provide exposure to the full extent of any share price losses experienced by the Underlying Security.

1-month to 6-month expiration dates
Sold (short) call option contracts (Covered Call Strategy)

The strike price is approximately 0%-15% more than the then-current share price of the Underlying Security at the time of sale.

They generate options premiums. However, they also limit some potential positive returns that the Fund may have otherwise experienced from gains in the Underlying Security’s share price.

1-month or less expiration dates
Sold (short) call option contracts (Covered Call Spread Strategy)

The strike price is approximately 0%-15% more than the then-current share price of the Fund’s Underlying Security at the time of sale.

Sold call option contracts provide inverse exposure to the full extent of any increases in the value experienced by the Fund’s Underlying Security, minus the premium received.

1-month or less expiration dates
Purchased call option contracts (Covered Call Spread Strategy)

“out-of-the-money” (i.e., the strike price is above the strike price of the corresponding Covered Call Spread Strategy sold call).

Bought call option contracts provide exposure to the full extent of any increases in the value experienced by the Fund’s Underlying Security above the option’s strike price.

1-month or less expiration dates
U.S Treasury Securities and Cash

Multiple series of U.S. Treasury Bills supported by the full faith and credit of the U.S. government.

These instruments are used as collateral for the Fund’s derivative investments.

They will also generate income.

6-month to 2-year maturities

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The market value of the cash and treasuries held by the Fund is expected to be between 50% and 100% of the Fund’s net assets and the market value of the options package is expected to be between 0% and 50% of the Fund’s net assets. In terms of notional value, the combination of these investment instruments provides indirect investment exposure to BA equal to at least 95% of the Fund’s total assets.

Under normal circumstances, the Fund will invest at least 80% of its net assets, plus borrowings for investment purposes, in securities and financial instruments that provide indirect exposure to BA.

The Fund is classified as “non-diversified” under the 1940 Act.

There is no guarantee that the Fund’s investment strategy will be properly implemented, and an investor may lose some or all of its investment.

The Boeing Company (“BA”)

BA develops, produces and markets commercial and military aircraft. BA is listed on the New York Stock Exchange. Per BA’s most recent Form 10-K filing, the aggregate market value of common stock outstanding held by non-affiliates of BA, as of the most recent available data at time of drafting this prospectus (June 30, 2025), was approximately $158.3 billion.

BA is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the SEC by BA pursuant to the Exchange Act can be located by reference to the SEC file number 1-442 through the SEC’s website at www.sec.gov. In addition, information regarding BA may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

This document relates only to the securities offered hereby and does not relate to BA or other securities of BA. The Fund has derived all disclosures contained in this document regarding BA from publicly available documents. None of the Fund, the Trust, the Adviser, or their respective affiliates has participated in the preparation of such publicly available offering documents or made any due diligence inquiry regarding such documents with respect to BA. None of the Fund, the Trust, the Adviser, or their respective affiliates makes any representation that such publicly available documents or any other publicly available information regarding BA is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date hereof (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of BA (and therefore the price of the Fund at the time we price the securities) have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of or failure to disclose material future events concerning BA could affect the value received with respect to the securities and therefore the value of the securities.

None of the Fund, the Trust, the Adviser, or their respective affiliates makes any representation to you as to the performance of BA.

NONE OF THE FUND, TIDAL TRUST II, OR TIDAL INVESTMENTS LLC IS AFFILIATED, CONNECTED, OR ASSOCIATED WITH BA. THE FUND WAS NOT DEVELOPED OR CREATED BY, AND IS NOT SPONSORED, ENDORSED, OR APPROVED BY, BA.

Moreover, BA has not participated in the development of the Fund’s investment strategy. BA does not select or approve the Fund’s portfolio holdings, nor does it participate in the construction, design, or implementation of the Fund. BA does not provide any assurances, guarantees, or representations regarding the Fund or its performance. Nothing herein shall be construed as an offer of any security by BA.

None of the Fund, the Trust, the Adviser, or their respective affiliates claim any ownership interest in any trademarks owned by The Boeing Company or BA. All rights in the trademarks are reserved by their respective owners.

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Due to the Fund’s investment strategy, the Fund’s investment exposure is concentrated in (or substantially exposed to) the same industry as that assigned to BA. As of the date of the Prospectus, BA is assigned to the aerospace & defense industry.

Principal Investment Risks

The principal risks of investing in the Fund are summarized below. As with any investment, there is a risk that you could lose all or a portion of your investment in the Fund. Some or all of these risks may adversely affect the Fund’s net asset value (“NAV”) per share, trading price, yield, total return, and/or ability to meet its objective. For more information about the risks of investing in the Fund, see the section in the Fund’s Prospectus titled “Additional Information About the Funds—Principal Risks of Investing in the Funds.”

An investment in the Fund entails risk. The Fund may not achieve its investment objective and there is a risk that you could lose all of your money invested in the Fund. The Fund is not a complete investment program. It is important that investors closely review all of the risks listed below and understand them before making an investment in the Fund.

Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which they appear.

BA Risk. The Fund invests in options contracts that are based on the value of BA. This subjects the Fund to certain of the same risks as if it owned shares of BA, even though it does not. By virtue of the Fund’s investments in options contracts that are based on the value of BA, the Fund may also be subject to the following risks:

Indirect Investment in BA Risk. BA is not affiliated with the Trust, the Fund, the Adviser, or their respective affiliates and is not involved with this offering in any way and has no obligation to consider your Shares in taking any corporate actions that might affect the value of Shares. Investors in the Fund will not have voting rights and will not be able to influence the management of BA but will be exposed to the performance of BA (the underlying stock). Investors in the Fund will not have rights to receive dividends or other distributions or any other rights with respect to the underlying stock but will be subject to declines in the performance of the underlying stock.

BA Trading Risk. The trading price of BA may be highly volatile and could continue to be subject to wide fluctuations in response to various factors. The stock market in general, and the market for banking and financial services companies in particular, has experienced extreme price and volume fluctuations that have often been unrelated or disproportionate to the operating performance of those companies. In particular, a large proportion of BA may be traded by short sellers which may put pressure on the supply and demand for the common stock of BA, further influencing volatility in its market price. Public perception and other factors outside of the control of BA may additionally impact BA’s stock price due to BA garnering a disproportionate degree of public attention, regardless of actual operating performance. In addition, in the past, following periods of volatility in the overall market and the market price of a particular company’s securities, securities class action litigation has often been instituted against companies such as these. Moreover, stockholder litigation like this has been filed against BA in the past. While BA continues to defend such actions, any judgment against BA, or any future stockholder litigation could result in substantial costs and a diversion of the management of BA’s attention and resources. If BA trading is halted, trading in Shares of the Fund may be impacted, either temporarily or indefinitely.

BA Performance Risk. BA may fail to meet its publicly announced guidelines or other expectations about its business, which could cause the price of BA to decline. BA provides guidance regarding its expected financial and business performance, such as projections regarding sales and production, as well as anticipated future revenues, gross margins, profitability and cash flows. Correctly identifying key factors affecting business conditions and predicting future events is inherently an uncertain process, and the guidance BA provides may not ultimately be accurate and has in the past been inaccurate in certain respects, such as the timing of new product manufacturing ramps. The guidance is based on certain assumptions such as those relating to global and local economic conditions, anticipated production and sales volumes (which generally are not linear throughout a given period), average sales prices, supplier and commodity costs, and planned cost reductions. If BA’s guidance is not accurate or varies from actual results due to its inability to meet the assumptions or the impact on its financial performance that could occur as a result of various risks and uncertainties, the market value of common stock issued by BA could decline significantly.

Aerospace & Defense Industry Risk. The Aerospace and Defense Industry comprises businesses engaged in manufacturing equipment, parts, or products for civil or military aerospace and defense applications. This industry’s performance can be notably cyclical, leading to intermittent operating losses for its companies. Factors such as geopolitical dynamics, economic conditions, environmental considerations, enhanced competition, and the capacity to recruit and maintain a highly skilled workforce, including crucial personnel, can significantly impact the industry. Additionally, the industry’s operations can be influenced by legislative or regulatory shifts and heightened government oversight.

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Derivatives Risk. Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, or funds (including ETFs), interest rates or indexes. The Fund’s investments in derivatives may pose risks in addition to, and greater than, those associated with directly investing in securities or other ordinary investments, including risk related to the market, imperfect correlation with underlying investments or the Fund’s other portfolio holdings, higher price volatility, lack of availability, counterparty risk, liquidity, valuation and legal restrictions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The use of derivatives may result in larger losses or smaller gains than directly investing in securities. When the Fund uses derivatives, there may be an imperfect correlation between the value of BA and the derivative, which may prevent the Fund from achieving its investment objective. Because derivatives often require only a limited initial investment, the use of derivatives may expose the Fund to losses in excess of those amounts initially invested. In addition, the Fund’s investments in derivatives are subject to the following risks:

Options Contracts. The use of options contracts involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, including the anticipated volatility, which are affected by fiscal and monetary policies and by national and international political, changes in the actual or implied volatility or the reference asset, the time remaining until the expiration of the option contract and economic events. For the Fund in particular, the value of the options contracts in which it invests is substantially influenced by the value of BA. The Fund may experience substantial downside from specific option positions and certain option positions held by the Fund may expire worthless. The options held by the Fund are exercisable at the strike price on their expiration date. As an option approaches its expiration date, its value typically increasingly moves with the value of the underlying instrument. However, prior to such date, the value of an option generally does not increase or decrease at the same rate at the underlying instrument. There may at times be an imperfect correlation between the movement in the values of options contracts and the underlying instrument, and there may at times not be a liquid secondary market for certain options contracts. The value of the options held by the Fund will be determined based on market quotations or other recognized pricing methods. Additionally, as the Fund intends to continuously maintain indirect exposure to BA through the use of options contracts, as the options contracts it holds are exercised or expire it will enter into new options contracts, a practice referred to as “rolling.” If the expiring options contracts do not generate proceeds enough to cover the cost of entering into new options contracts, the Fund may experience losses.

Counterparty Risk. The Fund is subject to counterparty risk by virtue of its investments in options contracts. Transactions in some types of derivatives, including options, are required to be centrally cleared (“cleared derivatives”). In a transaction involving cleared derivatives, the Fund’s counterparty is a clearing house rather than a bank or broker. Since the Fund is not a member of clearing houses and only members of a clearing house (“clearing members”) can participate directly in the clearing house, the Fund will hold cleared derivatives through accounts at clearing members. In cleared derivatives positions, the Fund will make payments (including margin payments) to and receive payments from a clearing house through their accounts at clearing members. Customer funds held at a clearing organization in connection with any options contracts are held in a commingled omnibus account and are not identified to the name of the clearing member’s individual customers. As a result, assets deposited by the Fund with any clearing member as margin for options may, in certain circumstances, be used to satisfy losses of other clients of the Fund’s clearing member. In addition, although clearing members guarantee performance of their clients’ obligations to the clearing house, there is a risk that the assets of the Fund might not be fully protected in the event of the clearing member’s bankruptcy, as the Fund would be limited to recovering only a pro rata share of all available funds segregated on behalf of the clearing member’s customers for the relevant account class. The Fund is also subject to the risk that a limited number of clearing members are willing to transact on the Fund’s behalf, which heightens the risks associated with a clearing member’s default. This risk is greater for the Fund as it seeks to hold options contracts on a single security, and not a broader range of options contracts, which may limit the number of clearing members that are willing to transact on the Fund’s behalf. If a clearing member defaults the Fund could lose some or all of the benefits of a transaction entered into by the Fund with the clearing member. If the Fund cannot find a clearing member to transact with on the Fund’s behalf, the Fund may be unable to effectively implement its investment strategy.

Price Participation Risk. The Fund employs an investment strategy that includes the sale of call option contracts, which limits the degree to which the Fund will participate in increases in value experienced by BA over the Call Period. This means that if BA experiences an increase in value above the strike price of the sold call options during a Call Period, the Fund will likely not experience that increase to the same extent and may significantly underperform BA over the Call Period. Additionally, because the Fund is limited in the degree to which it will participate in increases in value experienced by BA over each Call Period, but has full exposure to any decreases in value experienced by BA over the Call Period, the NAV of the Fund may decrease over any given time period. The Fund’s NAV is dependent on the value of each options portfolio, which is based principally upon the performance of BA. The degree of participation in BA gains the Fund will experience will depend on prevailing market conditions, especially market volatility, at the time the Fund enters into the sold call option contracts and will vary from Call Period to Call Period. The value of the options contracts is affected by changes in the value and dividend rates of BA, changes in interest rates, changes in the actual or perceived volatility of BA and the remaining time to the options’ expiration, as well as trading conditions in the options market. As the price of BA changes and time moves towards the expiration of each Call Period, the value of the options contracts, and therefore the Fund’s NAV, will change. However, it is not expected for the Fund’s NAV to directly correlate on a day-to-day basis with the returns of BA. The amount of time remaining until the options contract’s expiration date affects the impact of the potential options premiums on the Fund’s NAV, which may not be in full effect until the expiration date of the Fund’s options contracts. Therefore, while changes in the price of the BA will result in changes to the Fund’s NAV, the Fund generally anticipates that the rate of change in the Fund’s NAV will be different than that experienced by BA.

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Distribution Risk. The Fund seeks to provide weekly cash distributions. There is no assurance that the Fund will make a distribution in any given week. If the Fund does make distributions, the amounts of such distributions will likely vary greatly from one distribution to the next. Additionally, the weekly distributions, if any, may consist of returns of capital, which would decrease the Fund’s NAV and trading price over time. As a result, an investor may suffer significant losses to their investment. In addition, while the underlying stock may pay dividends, the Fund’s returns will not include any dividends paid by the underlying stock, and any income generated by the Fund may be less than the income generated by a direct investment in the underlying stock.

NAV Erosion Risk Due to Distributions. When the Fund makes a distribution, the Fund’s NAV will typically drop by the amount of the distribution on the related ex-dividend date. The repeated payment of distributions by the Fund, if any, may significantly erode the Fund’s NAV and trading price over time. As a result, an investor may suffer significant losses to their investment.

Call Strategy Risks. The path dependency (i.e., the continued use) of the Fund’s call writing strategy will impact the extent that the Fund participates in the positive price returns of BA and, in turn, the Fund’s returns, both during the term of the sold call options and over longer time periods. If, for example, each month the Fund were to sell 7% out-of-the-money call options having a one-month term, the Fund’s participation in the positive price returns of BA will be capped at 7% in any given month. However, over a longer period (e.g., 5 months), the Fund should not be expected to participate fully in the first 35% (i.e., 5 months x 7%) of the positive price returns of BA, or the Fund may even lose money, even if the BA share price has appreciated by at least that much over such period, if during any month over that period BA had a return less than 7%. This example illustrates that both the Fund’s participation in the positive price returns of BA and its returns will depend not only on the price of BA but also on the path that BA takes over time.

Additionally, when implementing the Covered Call Spread Strategy, the use of credit call spreads introduces further complexities and risks. While purchasing a higher-strike call option limits potential losses from the short call position, it also reduces the net premium received, which may result in lower overall returns compared to a stand-alone covered call strategy. If the price of the Underlying Security rises rapidly, the call spread may still cap upside participation, leading to missed profit opportunities. Furthermore, market conditions, such as mispricing between near-the-money and further out-of-the-money options, may impact the effectiveness of the strategy, potentially resulting in lower-than-expected returns or increased losses. The relative pricing of options at different strike levels can vary due to volatility shifts, liquidity constraints, or other market dynamics, adding an additional layer of uncertainty to the Fund’s performance under this strategy.

ETF Risks.

Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that are authorized to purchase and redeem Shares directly from the Fund (known as “Authorized Participants” or “APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services; or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

Cash Redemption Risk. The Fund’s investment strategy may require it to redeem Shares for cash or to otherwise include cash as part of its redemption proceeds. For example, the Fund may not be able to redeem in-kind certain securities held by the Fund (e.g., derivative instruments). In such a case, the Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used. By paying out higher annual capital gain distributions, investors may be subjected to increased capital gains taxes. Additionally, there may be brokerage costs or taxable gains or losses that may be imposed on the Fund in connection with a cash redemption that may not have occurred if the Fund had made a redemption in-kind. These costs could decrease the value of the Fund to the extent they are not offset by a transaction fee payable by an AP.

Costs of Buying or Selling Shares. Buying or selling Shares involves certain costs, including brokerage commissions, other charges imposed by brokers, and bid-ask spreads. The bid-ask spread represents the difference between the price at which an investor is willing to buy Shares and the price at which an investor is willing to sell Shares. The spread varies over time based on the Shares’ trading volume and market liquidity. The spread is generally lower if Shares have more trading volume and market liquidity and higher if Shares have little trading volume and market liquidity. Due to the costs of buying or selling Shares, frequent trading of Shares may reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

Management Risk. The Fund is subject to management risk because it is an actively managed portfolio. In managing the Fund’s investment portfolio, the portfolio managers will apply investment techniques and risk analyses that may not produce the desired result. There can be no guarantee that the Fund will meet its investment objective.

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Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant.

Trading. Although Shares are listed on a national securities exchange, such as NYSE Arca, Inc. (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that an active trading market for the Shares will develop or be maintained or that the Shares will trade with any volume, or at all, on any stock exchange. This risk may be greater for the Fund as it seeks to have indirect exposure to a single underlying stock as opposed to a more diverse portfolio like a traditional pooled investment. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares. Shares trade on the Exchange at a market price that may be below, at or above the Fund’s NAV. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. In addition, trading in Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange “circuit breaker” rules. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged. In the event of an unscheduled market close for options contracts that reference a single stock, such as BA’s securities being halted or a market wide closure, settlement prices will be determined by the procedures of the listing exchange of the options contracts. As a result, the Fund could be adversely affected and be unable to implement its investment strategies in the event of an unscheduled closing.

Economic and Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in the Fund’s portfolio may underperform in comparison to securities in the general financial markets, a particular financial market, or other asset classes, due to a number of factors, including inflation (or expectations for inflation), deflation (or expectations for deflation), interest rates, global demand for particular products or resources, market instability, financial system instability, debt crises and downgrades, embargoes, tariffs, sanctions and other trade barriers, regulatory events, other governmental trade or market control programs and related geopolitical events. In addition, the value of the Fund’s investments may be negatively affected by the occurrence of global events such as war, terrorism, environmental disasters, natural disasters or events, country instability, and infectious disease epidemics or pandemics. The imposition by the U.S. of tariffs on goods imported from foreign countries and reciprocal tariffs levied on U.S. goods by those countries also may lead to volatility and instability in domestic and foreign markets.

High Portfolio Turnover Risk. The Fund may actively and frequently trade all or a significant portion of the Fund’s holdings. A high portfolio turnover rate increases transaction costs, which may increase the Fund’s expenses. Frequent trading may also cause adverse tax consequences for investors in the Fund due to an increase in short-term capital gains.

Inflation Risk. Inflation risk is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the present value of the Fund’s assets and distributions, if any, may decline.

Liquidity Risk. Some securities held by the Fund, including options contracts, may be difficult to sell or be illiquid, particularly during times of market turmoil. This risk is greater for the Fund as it will hold options contracts on a single security, and not a broader range of options contracts. Markets for securities or financial instruments could be disrupted by a number of events, including, but not limited to, an economic crisis, natural disasters, epidemics/pandemics, new legislation or regulatory changes inside or outside the United States. Illiquid securities may be difficult to value, especially in changing or volatile markets. If the Fund is forced to sell an illiquid security at an unfavorable time or price, the Fund may be adversely impacted. Certain market conditions or restrictions, such as market rules related to short sales, may prevent the Fund from limiting losses, realizing gains or achieving a high correlation with BA. There is no assurance that a security that is deemed liquid when purchased will continue to be liquid. Market illiquidity may cause losses for the Fund.

Money Market Instrument Risk. The Fund may use a variety of money market instruments for cash management purposes, including money market funds, depositary accounts and repurchase agreements. Repurchase agreements are contracts in which a seller of securities agrees to buy the securities back at a specified time and price. Repurchase agreements may be subject to market and credit risk related to the collateral securing the repurchase agreement. Money market instruments, including money market funds, may lose money through fees or other means.

New Fund Risk. The Fund is a recently organized management investment company with no operating history. As a result, prospective investors do not have a track record or history on which to base their investment decisions. There can be no assurance that the Fund will maintain an economically viable size.

Non-Diversification Risk. Because the Fund is “non-diversified,” it may invest a greater percentage of its assets in the securities of a single issuer or a smaller number of issuers than if it was a diversified fund. As a result, a decline in the value of an investment in a single issuer or a smaller number of issuers could cause the Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio. This may increase the Fund’s volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund’s performance.

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Operational Risk. The Fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect the Fund’s ability to meet its investment objective. Although the Fund and Adviser seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

Single Issuer Risk. Issuer-specific attributes may cause an investment in the Fund to be more volatile than a traditional pooled investment which diversifies risk or the market generally. The value of the Fund, which focuses on an individual security (BA), may be more volatile than a traditional pooled investment or the market as a whole and may perform differently from the value of a traditional pooled investment or the market as a whole.

Tax Risk. The Fund intends to elect and to qualify each year to be treated as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (“Code”). As a RIC, the Fund will not be subject to U.S. federal income tax on the portion of its net investment income and net capital gain that it distributes to Shareholders, provided that it satisfies certain requirements of the Code. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund’s taxable income will be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. To comply with the asset diversification test applicable to a RIC, the Fund will attempt to ensure that the value of options it holds is never 25% of the total value of Fund assets at the close of any quarter. In particular, in combination with the Fund’s use of a “synthetic” strategy (i.e., purchasing exposure to the underlying stock through a combination of put and call options), the Fund maintains a portfolio of treasury securities, which are expected to enable the Fund to meet the diversification requirements. If the Fund’s investments in options were to exceed 25% of the Fund’s total assets at the end of a tax quarter, the Fund, generally, has a grace period to cure such lack of compliance. If the Fund fails to timely cure, it may no longer be eligible to be treated as a RIC.

U.S. Government and U.S. Agency Obligations Risk. The Fund may invest in securities issued by the U.S. government or its agencies or instrumentalities. U.S. Government obligations include securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, such as the U.S. Treasury. Payment of principal and interest on U.S. Government obligations may be backed by the full faith and credit of the United States or may be backed solely by the issuing or guaranteeing agency or instrumentality itself. In the latter case, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, which agency or instrumentality may be privately owned. There can be no assurance that the U.S. Government would provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) where it is not obligated to do so.

Performance

Performance information for the Fund is not included because the Fund has not begun operations as of the date of this Prospectus. When such information is included, this section will provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance history from year to year and showing how the Fund’s average annual total returns compare with those of a broad measure of market performance. Although past performance of the Fund is no guarantee of how it will perform in the future, historical performance may give you some indication of the risks of investing in the Fund. Updated performance information will be available on the Fund’s website at www.yieldmaxetfs.com.

Management

Investment Adviser: Tidal Investments LLC (the “Adviser”) serves as investment adviser to the Fund.

Portfolio Managers:

The following individuals are jointly and primarily responsible for the day-to-day management of the Fund.

Jay Pestrichelli, Portfolio Manager for the Adviser, has been a portfolio manager of the Fund since its inception in 2026.

Scott Snyder, Portfolio Manager for the Adviser, has been a portfolio manager of the Fund since its inception in 2026.

Matt Brandt, Portfolio Manager for the Adviser, has been a portfolio manager of the Fund since its inception in 2026.

Purchase and Sale of Shares

The Fund issues and redeems Shares at NAV only in large blocks known as “Creation Units,” which only Authorized Participants (APs) (typically, broker-dealers) may purchase or redeem. The Fund generally issues and redeems Creation Units in exchange for a portfolio of securities (the “Deposit Securities”) and/or a designated amount of U.S. cash.

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Shares are listed on the Exchange, and individual Shares may only be bought and sold in the secondary market through brokers at market prices, rather than NAV. Because Shares trade at market prices rather than NAV, Shares may trade at a price greater than NAV (premium) or less than NAV (discount).

An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Shares (the “bid” price) and the lowest price a seller is willing to accept for Shares (the “ask” price) when buying or selling Shares in the secondary market. This difference in bid and ask prices is often referred to as the “bid-ask spread.”

When available, information regarding the Fund’s NAV, market price, how often Shares traded on the Exchange at a premium or discount, and the median bid-ask spreads can be found on the Fund’s website at www.yieldmaxetfs.com.

Tax Information

Fund distributions are generally taxable as ordinary income, qualified dividend income, or capital gains (or a combination), unless an investment is in an individual retirement account (“IRA”) or other tax-advantaged account. Distributions on investments made through tax-deferred arrangements may be taxed later upon withdrawal of assets from those accounts.

Financial Intermediary Compensation

If you purchase Shares through a broker-dealer or other financial intermediary (such as a bank) (an “Intermediary”), the Adviser or its affiliates may pay Intermediaries for certain activities related to the Fund, including participation in activities that are designed to make Intermediaries more knowledgeable about exchange-traded products, including the Fund, or for other activities, such as marketing, educational training, or other initiatives related to the sale or promotion of Shares. These payments may create a conflict of interest by influencing the Intermediary and your salesperson to recommend the Fund over another investment. Any such arrangements do not result in increased Fund expenses. Ask your salesperson or visit the Intermediary’s website for more information.

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YieldMax® BIIB Option Income Strategy ETF - FUND SUMMARY

Investment Objective

The Fund’s primary investment objective is to seek current income. The Fund’s secondary investment objective is to seek exposure to the share price of the common stock of Biogen Inc. (“BIIB” or “Underlying Security”), subject to a limit on potential investment gains.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Annual Fund Operating Expenses(1) (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.99%
Distribution and Service (12b-1) Fees	None
Other Expenses(2)	0.00%
Total Annual Fund Operating Expenses	0.99%

(1)	The Fund’s investment adviser, Tidal Investments LLC (the “Adviser”), a Tidal Financial Group company, will pay, or require a sub-adviser to pay, all expenses incurred by the Fund (except for advisory fees and sub-advisory fees, as the case may be) excluding interest charges on any borrowings made for investment purposes, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the “1940 Act”), and litigation expenses and other non-routine or extraordinary expenses.

(2)	Based on estimated amounts for the current fiscal year.

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem or hold all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example does not take into account brokerage commissions that you may pay on your purchases and sales of Shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$101	$315

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the expense example above, affect the Fund’s performance. Because the Fund has not commenced operations as of the date of this Prospectus, portfolio turnover information is not yet available.

Principal Investment Strategies

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks current income while providing indirect exposure to the share price (i.e., the price returns) of the Underlying Security, subject to participation in a portion of potential investment gains. The Fund will employ its investment strategy as it relates to the Underlying Security regardless of whether there are periods of adverse market, economic, or other conditions and will not take temporary defensive positions during such periods. As further described below, the Fund uses either a synthetic covered call strategy or a synthetic covered call spread strategy to seek to generate options premiums and provide indirect exposure to the share price returns of the Underlying Security, subject to participation in a portion of potential investment gains as a result of the nature of the options strategy it employs. That is, the Fund not only seeks to generate options premiums but also aims to derive gains when the value of the Underlying Security increases. The Fund’s options contracts provide:

●	indirect exposure to the share price returns of the Underlying Security,
●	option premiums, and
●	participation in a portion of gains, if any, of the share price returns of the Underlying Security.

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For more information, see sections “The Fund’s Use of Underlying Security Option Contracts” and “Synthetic Covered Call Strategy” below.

Why invest in the Fund?

●	The Fund seeks to generate weekly cash distributions, which is not dependent on the price appreciation of the Underlying Security.
●	The Fund seeks to participate in a portion of the gains experienced by the Underlying Security.

That is, although the Fund may not fully participate in gains in the Underlying Security’s stock price, the Fund’s portfolio is designed to generate options premiums.

An Investment in the Fund is not an investment in the Underlying Security.

●	The Fund’s strategy will capture only a portion of its potential gains if the Underlying Security’s stock price increase in value.
●	The Fund’s strategy is subject to all potential losses if the Underlying Security’s stock price decrease in value, which may not be offset by the options premiums received by the Fund.
●	The Fund does not invest directly in the Underlying Security.
●	Fund shareholders are not entitled to any Underlying Security dividends.

While the Fund seeks to provide current income pursuant to its investment objective, a portion (sometimes significant) of the Fund’s distributions may be classified as return of capital (“ROC”) for financial or tax reporting purposes. Generally speaking, ROC refers to the portion of a distribution from an investment that represents a return of the original investment (principal) rather than income or profit. Accordingly, such distributions do not necessarily reflect the Fund’s income or yield. See the prospectus section titled “Additional Information About the Funds” for more information about option premiums and ROC.

Additional information regarding the Underlying Security is also set forth below.

The Fund’s Use of Underlying Security Option Contracts

As part of the Fund’s synthetic covered call strategy and synthetic covered call spread strategy, the Fund will purchase and sell a combination of standardized exchange-traded and FLexible EXchange® (“FLEX”) call and put option contracts that are based on the value of the price returns of the Underlying Security.

●	In general, an option contract gives the purchaser of the option contract the right to purchase (for a call option) or sell (for a put option) the underlying asset (like shares of the Underlying Security) at a specified price (the “strike price”).
●	If exercised, an option contract obligates the seller to deliver shares (for a sold or “short” call) or buy shares (for a sold or “short” put) of the underlying asset at a specified price (the “strike price”).
●	Options contracts must be exercised or traded to close within a specified time frame, or they expire. See the chart in section “Fund Portfolio” below for a description of the option contracts utilized by the Fund.

Standardized exchange-traded options include standardized terms. FLEX options are also exchange-traded, but they allow for customizable terms (e.g., the strike price can be negotiated). For more information on FLEX options, see “Additional Information about the Funds – Exchange Traded Options Portfolio.”

The Fund’s options contracts are based on the value of the Underlying Security, which gives the Fund the right or obligation to receive or deliver shares of the Underlying Security on the expiration date of the applicable option contract in exchange for the stated strike price, depending on whether the option contract is a call option or a put option, and whether the Fund purchases or sells the option contract.

Synthetic Covered Call Strategy

In seeking to achieve its investment objective, the Fund may implement a “synthetic covered call” strategy using the standardized exchange-traded and FLEX options described above.

●	A traditional covered call strategy is an investment strategy where an investor (the Fund) sells a call option on an underlying security it owns.
●	A synthetic covered call strategy is similar to a traditional covered call strategy in that the investor sells a call option that is based on the value of the underlying security. However, in a synthetic covered call strategy, the investor (the Fund) does not own the underlying security, but rather seeks to synthetically replicate 100% of the price movements of the underlying security through the use of various investment instruments.

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The Fund’s synthetic covered call strategies consists of the following three elements, each of which is described in greater detail farther below:

●	Synthetic long exposure to the Underlying Security, which allows the Fund to seek to participate in the changes, up or down, in the price of shares of the Underlying Security.
●	Covered call writing (where the Underlying Security’s call options are sold against the synthetic long portion of the strategy), which allows the Fund to generate options premiums.
●	U.S. Treasuries, which are used for collateral for the options, and which generate income.

1.	Synthetic Long Exposure

To achieve a synthetic long exposure to the Underlying Security, the Fund will buy the Underlying Security’s call options and, simultaneously, sell the Underlying Security’s put options to try to replicate the price movements of the Underlying Security. The call options purchased by the Fund and the put options sold by the Fund will generally have one-month to six-month terms and strike prices that are approximately equal to the then-current share price of the Underlying Security at the time the contracts are purchased and sold, respectively. The combination of the long call options and sold put options provides the Fund with indirect investment exposure equal to approximately 100% of the Underlying Security for the duration of the applicable options exposure.

2.	Covered Call Strategies

Covered Call Strategy

As part of its strategy, the Fund will write (sell) call option contracts on the Underlying Security to generate options premiums. Since the Fund does not directly own the Underlying Security, these written call options will be sold short (i.e., selling a position it does not currently own). The Fund will seek to participate in the share price appreciation of the Underlying Security, if any. However, due to the nature of covered call strategies, the Fund’s participation may be subject to a cap (as described below). In this strategy, the call options written (sold) by the Fund will generally have 1- month or less expiration dates (the “Call Period”) and generally have a strike price that is approximately 0%-15% above the then-current share price of the Underlying Security.

It is important to note that the sale of the Underlying Security call option contracts will limit the Fund’s participation in the appreciation in the Underlying Security’s stock price. If the stock price of the Underlying Security increases, the above-referenced synthetic long exposure alone would allow the Fund to experience similar percentage gains. However, if the Underlying Security’s stock price appreciates beyond the strike price of one or more of the sold (short) call option contracts, the Fund will lose money on those short call positions, and the losses will, in turn, limit the upside return of the Fund’s synthetic long exposure. As a result, the Fund’s overall strategy (i.e., the combination of the synthetic long exposure to the Underlying Security and the sold (short) the Underlying Security call positions) will limit the Fund’s participation in gains in the Underlying Security’s stock price beyond a certain point.

Covered Call Spread Strategy

The Adviser will employ the Covered Call Spread Strategy when it believes it is a better strategy for the Fund as compared to the Covered Call Strategy. The Fund may write (sell) credit call spreads (described below) rather than stand-alone call option contracts to seek greater participation in the potential appreciation of its Underlying Security’s share price, while still generating net options premiums. The Adviser will primarily employ this covered call spread strategy when it believes that the share price of its Underlying Security is likely to rise significantly in the short term (e.g., following a substantial selloff or overall positive market news). Additionally, the Adviser may use this strategy in other scenarios (e.g., if the market is undervaluing further out-of-the-money options relative to near-the-money options), where it believes the use of credit call spreads may prove more advantageous to the Fund’s total return than the covered call strategy.

A credit call spread involves selling a call option while simultaneously buying a call option with a higher strike price, both with the same expiration date. By writing credit call spreads, the Fund can potentially offset losses incurred from its short call positions if the Underlying Security’s share price rises above the strike price.

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3.	U.S. Treasuries

The Fund will hold short-term U.S. Treasury securities as collateral in connection with the Fund’s synthetic covered call strategy. The Fund may also invest in pooled vehicles (e.g., mutual funds and ETFs) that invest in U.S Treasuries.

The Fund intends to continuously maintain indirect exposure to the Underlying Security through the use of options contracts. As the options contracts it holds are exercised or expire it may enter into new options contracts, a practice referred to as “rolling.” The Fund’s practice of rolling options may result in high portfolio turnover.

Fund’s Weekly Distributions

The Fund will seek to provide weekly cash distributions. The Fund will seek to generate such distributions in the following ways:

●	Writing (selling) call option contracts on its Underlying Security as described above to generate options premiums. A premium, in this context, refers to the price the option buyer pays to the option seller (the Fund) for the rights granted by the option. The amount of these premiums is largely affected by the fluctuations in the Underlying Security’s stock prices. However, other elements like interest rates can also influence the level of premiums.
●	Investing in short-term U.S. Treasury securities. The income generated by these securities will be influenced by interest rates at the time of investment.
●	In addition, the Fund’s use of the Synthetic Covered Call Spread Strategy may occasionally allow it to capture a substantial portion of any significant increase in the price of its Underlying Security. When this happens, the Fund could receive profits exceeding the initial cost of the call options, and the Fund’s distributions may include some of those profits.

Fund’s Return Profile vs its Underlying Security

For the reasons stated above, the Fund’s performance will differ from that of the Underlying Security’s stock price. The performance differences will depend on, among other things, the price of the Underlying Security, changes in the value of the Underlying Security options contracts the Fund holds, and changes in the value of the U.S. Treasuries.

Fund Portfolio

Principal Holdings
Portfolio Holdings (All options are based on the value of the Underlying Security)	Investment Terms	Expected Target Maturity
Purchased call option contracts

“at-the-money” (i.e., the strike price is equal to the then-current share price of the Underlying Security at the time of purchase) to provide indirect exposure to positive price returns of the Underlying Security.

If the Underlying Security share price increases, these options will generate corresponding increases to the Fund.

1-month to 6-month expiration dates
Sold put option contracts

“at-the-money” (i.e., the strike price is equal to the then-current share price of the Underlying Security at the time of sale).

They are sold to help pay for the purchased call options described above.

However, the sold put option contracts provide exposure to the full extent of any share price losses experienced by the Underlying Security.

1-month to 6-month expiration dates
Sold (short) call option contracts (Covered Call Strategy)

The strike price is approximately 0%-15% more than the then-current share price of the Underlying Security at the time of sale.

They generate options premiums. However, they also limit some potential positive returns that the Fund may have otherwise experienced from gains in the Underlying Security’s share price.

1-month or less expiration dates
Sold (short) call option contracts (Covered Call Spread Strategy)

The strike price is approximately 0%-15% more than the then-current share price of the Fund’s Underlying Security at the time of sale.

Sold call option contracts provide inverse exposure to the full extent of any increases in the value experienced by the Fund’s Underlying Security, minus the premium received.

1-month or less expiration dates
Purchased call option contracts (Covered Call Spread Strategy)

“out-of-the-money” (i.e., the strike price is above the strike price of the corresponding Covered Call Spread Strategy sold call).

Bought call option contracts provide exposure to the full extent of any increases in the value experienced by the Fund’s Underlying Security above the option’s strike price.

1-month or less expiration dates
U.S Treasury Securities and Cash

Multiple series of U.S. Treasury Bills supported by the full faith and credit of the U.S. government.

These instruments are used as collateral for the Fund’s derivative investments.

They will also generate income.

6-month to 2-year maturities

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The market value of the cash and treasuries held by the Fund is expected to be between 50% and 100% of the Fund’s net assets and the market value of the options package is expected to be between 0% and 50% of the Fund’s net assets. In terms of notional value, the combination of these investment instruments provides investment exposure to BIIB equal to at least 95% of the Fund’s total assets.

Under normal circumstances, the Fund will invest at least 80% of its net assets, plus borrowings for investment purposes, in securities and financial instruments that provide indirect exposure to BIIB.

The Fund is classified as “non-diversified” under the 1940 Act.

There is no guarantee that the Fund’s investment strategy will be properly implemented, and an investor may lose some or all of its investment.

Biogen Inc. (“BIIB”)

BIIB is a global biopharmaceutical company focused on discovering, developing and delivering innovative therapies for treating neurological and neurodegenerative diseases worldwide. BIIB is listed on The Nasdaq Global Select Market. Per BIIB’s most recent Form 10-K filing, the aggregate market value of common stock, as of the most recent available data at time of drafting this prospectus (June 30, 2025), held by non-affiliates of BIIB was $18.4 billion.

BIIB is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the SEC by BIIB pursuant to the Exchange Act can be located by reference to the SEC file number 0-19311 through the SEC’s website at www.sec.gov. In addition, information regarding BIIB may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

This document relates only to the securities offered hereby and does not relate to BIIB or other securities of BIIB. The Fund has derived all disclosures contained in this document regarding BIIB from publicly available documents. None of the Fund, the Trust, the Adviser, or their respective affiliates has participated in the preparation of such publicly available offering documents or made any due diligence inquiry regarding such documents with respect to BIIB. None of the Fund, the Trust, the Adviser, or their respective affiliates makes any representation that such publicly available documents or any other publicly available information regarding BIIB is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date hereof (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of BIIB (and therefore the price of the Fund at the time we price the securities) have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of or failure to disclose material future events concerning BIIB could affect the value received with respect to the securities and therefore the value of the securities.

None of the Fund, the Trust, the Adviser or their respective affiliates makes any representation to you as to the performance of BIIB.

NONE OF THE FUND, TIDAL TRUST II, OR TIDAL INVESTMENTS LLC IS AFFILIATED, CONNECTED, OR ASSOCIATED WITH BIIB. THE FUND WAS NOT DEVELOPED OR CREATED BY, AND IS NOT SPONSORED, ENDORSED, OR APPROVED BY, BIIB.

Moreover, BIIB has not participated in the development of the Fund’s investment strategy. BIIB does not select or approve the Fund’s portfolio holdings, nor does it participate in the construction, design, or implementation of the Fund. BIIB does not provide any assurances, guarantees, or representations regarding the Fund or its performance. Nothing herein shall be construed as an offer of any security by BIIB.

None of the Fund, the Trust, the Adviser, or their respective affiliates claim any ownership interest in any trademarks owned by Biogen Inc. or BIIB. All rights in the trademarks are reserved by their respective owners.

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Due to the Fund’s investment strategy, the Fund’s investment exposure is concentrated in (or substantially exposed to) the same industry as that assigned to BIIB. As of the date of the Prospectus, BIIB is assigned to the biotechnology industry.

Principal Investment Risks

The principal risks of investing in the Fund are summarized below. As with any investment, there is a risk that you could lose all or a portion of your investment in the Fund. Some or all of these risks may adversely affect the Fund’s net asset value (“NAV”) per share, trading price, yield, total return, and/or ability to meet its objective. For more information about the risks of investing in the Fund, see the section in the Fund’s Prospectus titled “Additional Information About the Funds—Principal Risks of Investing in the Funds.”

An investment in the Fund entails risk. The Fund may not achieve its investment objective and there is a risk that you could lose all of your money invested in the Fund. The Fund is not a complete investment program. It is important that investors closely review all of the risks listed below and understand them before making an investment in the Fund.

Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which they appear.

BIIB Risk. The Fund invests in options contracts that are based on the value of BIIB. This subjects the Fund to certain of the same risks as if it owned shares of BIIB, even though it does not. By virtue of the Fund’s investments in options contracts that are based on the value of BIIB, the Fund may also be subject to the following risks:

Indirect Investment in BIIB Risk. BIIB is not affiliated with the Trust, the Fund, the Adviser or their respective affiliates and is not involved with this offering in any way and has no obligation to consider your Shares in taking any corporate actions that might affect the value of Shares. Investors in the Fund will not have voting rights and will not be able to influence the management of BIIB but will be exposed to the performance of BIIB (the underlying stock). Investors in the Fund will not have rights to receive dividends or other distributions or any other rights with respect to the underlying stock but will be subject to declines in the performance of the underlying stock.

BIIB Trading Risk. The trading price of BIIB may be highly volatile and could continue to be subject to wide fluctuations in response to various factors. The stock market in general, and the market for biotechnology companies in particular, has experienced extreme price and volume fluctuations that have often been unrelated or disproportionate to the operating performance of those companies. In particular, a large proportion of BIIB may be traded by short sellers which may put pressure on the supply and demand for the common stock of BIIB, further influencing volatility in its market price. Public perception and other factors outside of the control of BIIB may additionally impact BIIB’s stock price due to BIIB garnering a disproportionate degree of public attention, regardless of actual operating performance. In addition, in the past, following periods of volatility in the overall market and the market price of a particular company’s securities, securities class action litigation has often been instituted against companies such as these. Moreover, stockholder litigation like this has been filed against BIIB in the past. While BIIB continues to defend such actions, any judgment against BIIB, or any future stockholder litigation could result in substantial costs and a diversion of the management of BIIB’s attention and resources. If BIIB trading is halted, trading in Shares of the Fund may be impacted, either temporarily or indefinitely.

BIIB Performance Risk. BIIB may fail to meet its publicly announced guidelines or other expectations about its business, which could cause the price of BIIB to decline. BIIB provides guidance regarding its expected financial and business performance, such as projections regarding sales and production, as well as anticipated future revenues, gross margins, profitability and cash flows. Correctly identifying key factors affecting business conditions and predicting future events is inherently an uncertain process, and the guidance BIIB provides may not ultimately be accurate and has in the past been inaccurate in certain respects, such as the timing of new product manufacturing ramps. The guidance is based on certain assumptions such as those relating to global and local economic conditions, anticipated production and sales volumes (which generally are not linear throughout a given period), average sales prices, supplier and commodity costs, and planned cost reductions. If BIIB’s guidance is not accurate or varies from actual results due to its inability to meet the assumptions or the impact on its financial performance that could occur as a result of various risks and uncertainties, the market value of common stock issued by BIIB could decline significantly.

Biotechnology Industry Risk. The biotechnology industry faces numerous risks, encompassing a range of regulatory, scientific, operational, and market-related challenges. Key among these are the heavy regulatory scrutiny and the high cost of research and development, with no guarantee of return, given that a significant percentage of drug candidates fail during clinical trials. Additionally, the industry grapples with the complexities of patent protection and the subsequent threat of generic competition once these protections expire. Manufacturing issues and supply chain disruptions can also have a substantial impact on a company’s ability to produce and distribute drugs. Market acceptance and competition from other drugs or treatments further influence a drug’s profitability. Moreover, legal and reputational risks, such as those arising from potential side effects or product recalls, can lead to significant financial and reputational damage. All these factors contribute to a volatile risk landscape for the biotechnology industry.

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Derivatives Risk. Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, or funds (including ETFs), interest rates or indexes. The Fund’s investments in derivatives may pose risks in addition to, and greater than, those associated with directly investing in securities or other ordinary investments, including risk related to the market, imperfect correlation with underlying investments or the Fund’s other portfolio holdings, higher price volatility, lack of availability, counterparty risk, liquidity, valuation and legal restrictions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The use of derivatives may result in larger losses or smaller gains than directly investing in securities. When the Fund uses derivatives, there may be an imperfect correlation between the value of BIIB and the derivative, which may prevent the Fund from achieving its investment objective. Because derivatives often require only a limited initial investment, the use of derivatives may expose the Fund to losses in excess of those amounts initially invested. In addition, the Fund’s investments in derivatives are subject to the following risks:

Options Contracts. The use of options contracts involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, including the anticipated volatility, which are affected by fiscal and monetary policies and by national and international political, changes in the actual or implied volatility or the reference asset, the time remaining until the expiration of the option contract and economic events. For the Fund in particular, the value of the options contracts in which it invests is substantially influenced by the value of BIIB. The fund may experience substantial downside from specific option positions and certain option positions held by the Fund may expire worthless. The options held by the Fund are exercisable at the strike price on their expiration date. As an option approaches its expiration date, its value typically increasingly moves with the value of the underlying instrument. However, prior to such date, the value of an option generally does not increase or decrease at the same rate at the underlying instrument. There may at times be an imperfect correlation between the movement in the values of options contracts and the underlying instrument, and there may at times not be a liquid secondary market for certain options contracts. The value of the options held by the Fund will be determined based on market quotations or other recognized pricing methods. Additionally, as the Fund intends to continuously maintain indirect exposure to BIIB through the use of options contracts, as the options contracts it holds are exercised or expire it will enter into new options contracts, a practice referred to as “rolling.” If the expiring options contracts do not generate proceeds enough to cover the cost of entering into new options contracts, the Fund may experience losses.

Counterparty Risk. The Fund is subject to counterparty risk by virtue of its investments in options contracts. Transactions in some types of derivatives, including options, are required to be centrally cleared (“cleared derivatives”). In a transaction involving cleared derivatives, the Fund’s counterparty is a clearing house rather than a bank or broker. Since the Fund is not a member of clearing houses and only members of a clearing house (“clearing members”) can participate directly in the clearing house, the Fund will hold cleared derivatives through accounts at clearing members. In cleared derivatives positions, the Fund will make payments (including margin payments) to and receive payments from a clearing house through their accounts at clearing members. Customer funds held at a clearing organization in connection with any options contracts are held in a commingled omnibus account and are not identified to the name of the clearing member’s individual customers. As a result, assets deposited by the Fund with any clearing member as margin for options may, in certain circumstances, be used to satisfy losses of other clients of the Fund’s clearing member. In addition, although clearing members guarantee performance of their clients’ obligations to the clearing house, there is a risk that the assets of the Fund might not be fully protected in the event of the clearing member’s bankruptcy, as the Fund would be limited to recovering only a pro rata share of all available funds segregated on behalf of the clearing member’s customers for the relevant account class. The Fund is also subject to the risk that a limited number of clearing members are willing to transact on the Fund’s behalf, which heightens the risks associated with a clearing member’s default. This risk is greater for the Fund as it seeks to hold options contracts on a single security, and not a broader range of options contracts, which may limit the number of clearing members that are willing to transact on the Fund’s behalf. If a clearing member defaults the Fund could lose some or all of the benefits of a transaction entered into by the Fund with the clearing member. If the Fund cannot find a clearing member to transact with on the Fund’s behalf, the Fund may be unable to effectively implement its investment strategy.

Price Participation Risk. The Fund employs an investment strategy that includes the sale of call option contracts, which limits the degree to which the Fund will participate in increases in value experienced by BIIB over the Call Period. This means that if BIIB experiences an increase in value above the strike price of the sold call options during a Call Period, the Fund will likely not experience that increase to the same extent and may significantly underperform BIIB over the Call Period. Additionally, because the Fund is limited in the degree to which it will participate in increases in value experienced by BIIB over each Call Period, but has full exposure to any decreases in value experienced by BIIB over the Call Period, the NAV of the Fund may decrease over any given time period. The Fund’s NAV is dependent on the value of each options portfolio, which is based principally upon the performance of BIIB. The degree of participation in BIIB gains the Fund will experience will depend on prevailing market conditions, especially market volatility, at the time the Fund enters into the sold call option contracts and will vary from Call Period to Call Period. The value of the options contracts is affected by changes in the value and dividend rates of BIIB, changes in interest rates, changes in the actual or perceived volatility of BIIB and the remaining time to the options’ expiration, as well as trading conditions in the options market. As the price of BIIB changes and time moves towards the expiration of each Call Period, the value of the options contracts, and therefore the Fund’s NAV, will change. However, it is not expected for the Fund’s NAV to directly correlate on a day-to-day basis with the returns of BIIB. The amount of time remaining until the options contract’s expiration date affects the impact of the potential options premiums on the Fund’s NAV, which may not be in full effect until the expiration date of the Fund’s options contracts. Therefore, while changes in the price of the BIIB will result in changes to the Fund’s NAV, the Fund generally anticipates that the rate of change in the Fund’s NAV will be different than that experienced by BIIB.

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Distribution Risk. The Fund seeks to provide weekly cash distributions. There is no assurance that the Fund will make a distribution in any given week. If the Fund does make distributions, the amounts of such distributions will likely vary greatly from one distribution to the next. Additionally, the weekly distributions, if any, may consist of returns of capital, which would decrease the Fund’s NAV and trading price over time. As a result, an investor may suffer significant losses to their investment. In addition, while the underlying stock may pay dividends, the Fund’s returns will not include any dividends paid by the underlying stock, and any income generated by the Fund may be less than the income generated by a direct investment in the underlying stock.

NAV Erosion Risk Due to Distributions. When the Fund makes a distribution, the Fund’s NAV will typically drop by the amount of the distribution on the related ex-dividend date. The repeated payment of distributions by the Fund, if any, may significantly erode the Fund’s NAV and trading price over time. As a result, an investor may suffer significant losses to their investment. In addition, the underlying stock may pay dividends, the Fund’s returns will not include any dividends paid by the underlying stock, and any income generated by the Fund may be less than the income generated by a direct investment in the underlying stock.

Call Strategy Risks. The path dependency (i.e., the continued use) of the Fund’s call writing strategy will impact the extent that the Fund participates in the positive price returns of BIIB and, in turn, the Fund’s returns, both during the term of the sold call options and over longer time periods. If, for example, each month the Fund were to sell 7% out-of-the-money call options having a one-month term, the Fund’s participation in the positive price returns of BIIB will be capped at 7% in any given month. However, over a longer period (e.g., 5 months), the Fund should not be expected to participate fully in the first 35% (i.e., 5 months x 7%) of the positive price returns of BIIB, or the Fund may even lose money, even if the BIIB share price has appreciated by at least that much over such period, if during any month over that period BIIB had a return less than 7%. This example illustrates that both the Fund’s participation in the positive price returns of BIIB and its returns will depend not only on the price of BIIB but also on the path that BIIB takes over time.

Additionally, when implementing the Covered Call Spread Strategy, the use of credit call spreads introduces further complexities and risks. While purchasing a higher-strike call option limits potential losses from the short call position, it also reduces the net premium received, which may result in lower overall returns compared to a stand-alone covered call strategy. If the price of the Underlying Security rises rapidly, the call spread may still cap upside participation, leading to missed profit opportunities. Furthermore, market conditions, such as mispricing between near-the-money and further out-of-the-money options, may impact the effectiveness of the strategy, potentially resulting in lower-than-expected returns or increased losses. The relative pricing of options at different strike levels can vary due to volatility shifts, liquidity constraints, or other market dynamics, adding an additional layer of uncertainty to the Fund’s performance under this strategy.

ETF Risks.

Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that are authorized to purchase and redeem Shares directly from the Fund (known as “Authorized Participants” or “APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services; or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

Cash Redemption Risk. The Fund’s investment strategy may require it to redeem Shares for cash or to otherwise include cash as part of its redemption proceeds. For example, the Fund may not be able to redeem in-kind certain securities held by the Fund (e.g., derivative instruments). In such a case, the Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used. By paying out higher annual capital gain distributions, investors may be subjected to increased capital gains taxes. Additionally, there may be brokerage costs or taxable gains or losses that may be imposed on the Fund in connection with a cash redemption that may not have occurred if the Fund had made a redemption in-kind. These costs could decrease the value of the Fund to the extent they are not offset by a transaction fee payable by an AP.

Costs of Buying or Selling Shares. Buying or selling Shares involves certain costs, including brokerage commissions, other charges imposed by brokers, and bid-ask spreads. The bid-ask spread represents the difference between the price at which an investor is willing to buy Shares and the price at which an investor is willing to sell Shares. The spread varies over time based on the Shares’ trading volume and market liquidity. The spread is generally lower if Shares have more trading volume and market liquidity and higher if Shares have little trading volume and market liquidity. Due to the costs of buying or selling Shares, frequent trading of Shares may reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

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Management Risk. The Fund is subject to management risk because it is an actively managed portfolio. In managing the Fund’s investment portfolio, the portfolio managers will apply investment techniques and risk analyses that may not produce the desired result. There can be no guarantee that the Fund will meet its investment objective.

Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant.

Trading. Although Shares are listed on a national securities exchange, such as NYSE Arca, Inc. (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that an active trading market for the Shares will develop or be maintained or that the Shares will trade with any volume, or at all, on any stock exchange. This risk may be greater for the Fund as it seeks to have indirect exposure to a single underlying stock as opposed to a more diverse portfolio like a traditional pooled investment. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares. Shares trade on the Exchange at a market price that may be below, at or above the Fund’s NAV. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. In addition, trading in Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange “circuit breaker” rules. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged. In the event of an unscheduled market close for options contracts that reference a single stock, such as BIIB’s securities being halted or a market wide closure, settlement prices will be determined by the procedures of the listing exchange of the options contracts. As a result, the Fund could be adversely affected and be unable to implement its investment strategies in the event of an unscheduled closing.

Economic and Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in the Fund’s portfolio may underperform in comparison to securities in the general financial markets, a particular financial market, or other asset classes, due to a number of factors, including inflation (or expectations for inflation), deflation (or expectations for deflation), interest rates, global demand for particular products or resources, market instability, financial system instability, debt crises and downgrades, embargoes, tariffs, sanctions and other trade barriers, regulatory events, other governmental trade or market control programs and related geopolitical events. In addition, the value of the Fund’s investments may be negatively affected by the occurrence of global events such as war, terrorism, environmental disasters, natural disasters or events, country instability, and infectious disease epidemics or pandemics. The imposition by the U.S. of tariffs on goods imported from foreign countries and reciprocal tariffs levied on U.S. goods by those countries also may lead to volatility and instability in domestic and foreign markets.

High Portfolio Turnover Risk. The Fund may actively and frequently trade all or a significant portion of the Fund’s holdings. A high portfolio turnover rate increases transaction costs, which may increase the Fund’s expenses. Frequent trading may also cause adverse tax consequences for investors in the Fund due to an increase in short-term capital gains.

Inflation Risk. Inflation risk is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the present value of the Fund’s assets and distributions, if any, may decline.

Liquidity Risk. Some securities held by the Fund, including options contracts, may be difficult to sell or be illiquid, particularly during times of market turmoil. This risk is greater for the Fund as it will hold options contracts on a single security, and not a broader range of options contracts. Markets for securities or financial instruments could be disrupted by a number of events, including, but not limited to, an economic crisis, natural disasters, epidemics/pandemics, new legislation or regulatory changes inside or outside the United States. Illiquid securities may be difficult to value, especially in changing or volatile markets. If the Fund is forced to sell an illiquid security at an unfavorable time or price, the Fund may be adversely impacted. Certain market conditions or restrictions, such as market rules related to short sales, may prevent the Fund from limiting losses, realizing gains or achieving a high correlation with BIIB. There is no assurance that a security that is deemed liquid when purchased will continue to be liquid. Market illiquidity may cause losses for the Fund.

Money Market Instrument Risk. The Fund may use a variety of money market instruments for cash management purposes, including money market funds, depositary accounts and repurchase agreements. Repurchase agreements are contracts in which a seller of securities agrees to buy the securities back at a specified time and price. Repurchase agreements may be subject to market and credit risk related to the collateral securing the repurchase agreement. Money market instruments, including money market funds, may lose money through fees or other means.

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New Fund Risk. The Fund is a recently organized management investment company with no operating history. As a result, prospective investors do not have a track record or history on which to base their investment decisions. There can be no assurance that the Fund will maintain an economically viable size.

Non-Diversification Risk. Because the Fund is “non-diversified,” it may invest a greater percentage of its assets in the securities of a single issuer or a smaller number of issuers than if it was a diversified fund. As a result, a decline in the value of an investment in a single issuer or a smaller number of issuers could cause the Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio. This may increase the Fund’s volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund’s performance.

Operational Risk. The Fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect the Fund’s ability to meet its investment objective. Although the Fund and Adviser seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

Single Issuer Risk. Issuer-specific attributes may cause an investment in the Fund to be more volatile than a traditional pooled investment which diversifies risk or the market generally. The value of the Fund, which focuses on an individual security (BIIB), may be more volatile than a traditional pooled investment or the market as a whole and may perform differently from the value of a traditional pooled investment or the market as a whole.

Tax Risk. The Fund intends to elect and to qualify each year to be treated as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (“Code”). As a RIC, the Fund will not be subject to U.S. federal income tax on the portion of its net investment income and net capital gain that it distributes to Shareholders, provided that it satisfies certain requirements of the Code. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund’s taxable income will be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. To comply with the asset diversification test applicable to a RIC, the Fund will attempt to ensure that the value of options it holds is never 25% of the total value of Fund assets at the close of any quarter. In particular, in combination with the Fund’s use of a “synthetic” strategy (i.e., purchasing exposure to the underlying stock through a combination of put and call options), the Fund maintains a portfolio of treasury securities, which are expected to enable the Fund to meet the diversification requirements. If the Fund’s investments in options were to exceed 25% of the Fund’s total assets at the end of a tax quarter, the Fund, generally, has a grace period to cure such lack of compliance. If the Fund fails to timely cure, it may no longer be eligible to be treated as a RIC.

U.S. Government and U.S. Agency Obligations Risk. The Fund may invest in securities issued by the U.S. government or its agencies or instrumentalities. U.S. Government obligations include securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, such as the U.S. Treasury. Payment of principal and interest on U.S. Government obligations may be backed by the full faith and credit of the United States or may be backed solely by the issuing or guaranteeing agency or instrumentality itself. In the latter case, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, which agency or instrumentality may be privately owned. There can be no assurance that the U.S. Government would provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) where it is not obligated to do so.

Performance

Performance information for the Fund is not included because the Fund has not begun operations as of the date of this Prospectus. When such information is included, this section will provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance history from year to year and showing how the Fund’s average annual total returns compare with those of a broad measure of market performance. Although past performance of the Fund is no guarantee of how it will perform in the future, historical performance may give you some indication of the risks of investing in the Fund. Updated performance information will be available on the Fund’s website at www.yieldmaxetfs.com.

Management

Investment Adviser: Tidal Investments LLC (the “Adviser”) serves as investment adviser to the Fund.

Portfolio Managers:

The following individuals are jointly and primarily responsible for the day-to-day management of the Fund.

Jay Pestrichelli, Portfolio Manager for the Adviser, has been a portfolio manager of the Fund since its inception in 2026.

Scott Snyder, Portfolio Manager for the Adviser, has been a portfolio manager of the Fund since its inception in 2026.

Matt Brandt, Portfolio Manager for the Adviser, has been a portfolio manager of the Fund since its inception in 2026.

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Purchase and Sale of Shares

The Fund issues and redeems Shares at NAV only in large blocks known as “Creation Units,” which only Authorized Participants (APs) (typically, broker-dealers) may purchase or redeem. The Fund generally issues and redeems Creation Units in exchange for a portfolio of securities (the “Deposit Securities”) and/or a designated amount of U.S. cash.

Shares are listed on the Exchange, and individual Shares may only be bought and sold in the secondary market through brokers at market prices, rather than NAV. Because Shares trade at market prices rather than NAV, Shares may trade at a price greater than NAV (premium) or less than NAV (discount).

An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Shares (the “bid” price) and the lowest price a seller is willing to accept for Shares (the “ask” price) when buying or selling Shares in the secondary market. This difference in bid and ask prices is often referred to as the “bid-ask spread.”

When available, information regarding the Fund’s NAV, market price, how often Shares traded on the Exchange at a premium or discount, and the median bid-ask spreads can be found on the Fund’s website at www.yieldmaxetfs.com.

Tax Information

Fund distributions are generally taxable as ordinary income, qualified dividend income, or capital gains (or a combination), unless an investment is in an individual retirement account (“IRA”) or other tax-advantaged account. Distributions on investments made through tax-deferred arrangements may be taxed later upon withdrawal of assets from those accounts.

Financial Intermediary Compensation

If you purchase Shares through a broker-dealer or other financial intermediary (such as a bank) (an “Intermediary”), the Adviser or its affiliates may pay Intermediaries for certain activities related to the Fund, including participation in activities that are designed to make Intermediaries more knowledgeable about exchange-traded products, including the Fund, or for other activities, such as marketing, educational training, or other initiatives related to the sale or promotion of Shares. These payments may create a conflict of interest by influencing the Intermediary and your salesperson to recommend the Fund over another investment. Any such arrangements do not result in increased Fund expenses. Ask your salesperson or visit the Intermediary’s website for more information.

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YieldMax® BRK.B Option Income Strategy ETF - FUND SUMMARY

Investment Objective

The Fund’s primary investment objective is to seek current income. The Fund’s secondary investment objective is to seek exposure to the share price of the common stock of Berkshire Hathaway Inc. (“BRK.B” or “Underlying Security”), subject to a limit on potential investment gains.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Annual Fund Operating Expenses(1) (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.99%
Distribution and Service (12b-1) Fees	None
Other Expenses (includes interest and tax expense)(2)	0.02%
Total Annual Fund Operating Expenses	1.01%

(1)	The Fund’s investment adviser, Tidal Investments LLC (the “Adviser”), a Tidal Financial Group company, will pay, or require a sub-adviser to pay, all expenses incurred by the Fund (except for advisory fees and sub-advisory fees, as the case may be) excluding interest charges on any borrowings made for investment purposes, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the “1940 Act”), and litigation expenses and other non-routine or extraordinary expenses.

(2)	Based on estimated amounts for the current fiscal year.

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem or hold all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example does not take into account brokerage commissions that you may pay on your purchases and sales of Shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$103	$322

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the expense example above, affect the Fund’s performance. For the fiscal period from June 4, 2025 (commencement of operations) to October 31, 2025, the Fund’s portfolio turnover rate was 0% of the average value of its portfolio.

Principal Investment Strategies

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks current income while providing indirect exposure to the share price (i.e., the price returns) of the Underlying Security, subject to participation in a portion of potential investment gains. The Fund will employ its investment strategy as it relates to the Underlying Security regardless of whether there are periods of adverse market, economic, or other conditions and will not take temporary defensive positions during such periods. As further described below, the Fund uses either a synthetic covered call strategy or a synthetic covered call spread strategy to seek to generate options premiums and provide indirect exposure to the share price returns of the Underlying Security, subject to participation in a portion of potential investment gains as a result of the nature of the options strategy it employs. That is, the Fund not only seeks to generate options premiums but also aims to derive gains when the value of the Underlying Security increases. The Fund’s options contracts provide:

●	indirect exposure to the share price returns of the Underlying Security,
●	option premiums, and
●	participation in a portion of gains, if any, of the share price returns of the Underlying Security.

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For more information, see sections “The Fund’s Use of Underlying Security Option Contracts” and “Synthetic Covered Call Strategy” below.

Why invest in the Fund?

●	The Fund seeks to generate weekly cash distributions, which is not dependent on the price appreciation of the Underlying Security.
●	The Fund seeks to participate in a portion of the gains experienced by the Underlying Security.

That is, although the Fund may not fully participate in gains in the Underlying Security’s stock price, the Fund’s portfolio is designed to generate options premiums.

An Investment in the Fund is not an investment in the Underlying Security.

●	The Fund’s strategy will capture only a portion of its potential gains if the Underlying Security’s stock price increase in value.
●	The Fund’s strategy is subject to all potential losses if the Underlying Security’s stock price decrease in value, which may not be offset by the options premiums received by the Fund.
●	The Fund does not invest directly in the Underlying Security.
●	Fund shareholders are not entitled to any Underlying Security dividends.

While the Fund seeks to provide current income pursuant to its investment objective, a portion (sometimes significant) of the Fund’s distributions may be classified as return of capital (“ROC”) for financial or tax reporting purposes. Generally speaking, ROC refers to the portion of a distribution from an investment that represents a return of the original investment (principal) rather than income or profit. Accordingly, such distributions do not necessarily reflect the Fund’s income or yield. See the prospectus section titled “Additional Information About the Funds” for more information about option premiums and ROC.

Additional information regarding the Underlying Security is also set forth below.

The Fund’s Use of Underlying Security Option Contracts

As part of the Fund’s synthetic covered call strategy and synthetic covered call spread strategy, the Fund will purchase and sell a combination of standardized exchange-traded and FLexible EXchange® (“FLEX”) call and put option contracts that are based on the value of the price returns of the Underlying Security.

●	In general, an option contract gives the purchaser of the option contract the right to purchase (for a call option) or sell (for a put option) the underlying asset (like shares of the Underlying Security) at a specified price (the “strike price”).
●	If exercised, an option contract obligates the seller to deliver shares (for a sold or “short” call) or buy shares (for a sold or “short” put) of the underlying asset at a specified price (the “strike price”).
●	Options contracts must be exercised or traded to close within a specified time frame, or they expire. See the chart in section “Fund Portfolio” below for a description of the option contracts utilized by the Fund.

Standardized exchange-traded options include standardized terms. FLEX options are also exchange-traded, but they allow for customizable terms (e.g., the strike price can be negotiated). For more information on FLEX options, see “Additional Information about the Funds – Exchange Traded Options Portfolio.”

The Fund’s options contracts are based on the value of the Underlying Security, which gives the Fund the right or obligation to receive or deliver shares of the Underlying Security on the expiration date of the applicable option contract in exchange for the stated strike price, depending on whether the option contract is a call option or a put option, and whether the Fund purchases or sells the option contract.

Synthetic Covered Call Strategy

In seeking to achieve its investment objective, the Fund may implement a “synthetic covered call” strategy using the standardized exchange-traded and FLEX options described above.

●	A traditional covered call strategy is an investment strategy where an investor (the Fund) sells a call option on an underlying security it owns.
●	A synthetic covered call strategy is similar to a traditional covered call strategy in that the investor sells a call option that is based on the value of the underlying security. However, in a synthetic covered call strategy, the investor (the Fund) does not own the underlying security, but rather seeks to synthetically replicate 100% of the price movements of the underlying security through the use of various investment instruments.

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The Fund’s synthetic covered call strategies consists of the following three elements, each of which is described in greater detail farther below:

●	Synthetic long exposure to the Underlying Security, which allows the Fund to seek to participate in the changes, up or down, in the price of shares of the Underlying Security.
●	Covered call writing (where the Underlying Security’s call options are sold against the synthetic long portion of the strategy), which allows the Fund to generate options premiums.
●	U.S. Treasuries, which are used for collateral for the options, and which generate income.

1.	Synthetic Long Exposure

To achieve a synthetic long exposure to the Underlying Security, the Fund will buy the Underlying Security’s call options and, simultaneously, sell the Underlying Security’s put options to try to replicate the price movements of the Underlying Security. The call options purchased by the Fund and the put options sold by the Fund will generally have one-month to six-month terms and strike prices that are approximately equal to the then-current share price of the Underlying Security at the time the contracts are purchased and sold, respectively. The combination of the long call options and sold put options provides the Fund with indirect investment exposure equal to approximately 100% of the Underlying Security for the duration of the applicable options exposure.

2.	Covered Call Strategies

Covered Call Strategy

As part of its strategy, the Fund will write (sell) call option contracts on the Underlying Security to generate options premiums. Since the Fund does not directly own the Underlying Security, these written call options will be sold short (i.e., selling a position it does not currently own). The Fund will seek to participate in the share price appreciation of the Underlying Security, if any. However, due to the nature of covered call strategies, the Fund’s participation may be subject to a cap (as described below). In this strategy, the call options written (sold) by the Fund will generally have 1- month or less expiration dates (the “Call Period”) and generally have a strike price that is approximately 0%-15% above the then-current share price of the Underlying Security.

It is important to note that the sale of the Underlying Security call option contracts will limit the Fund’s participation in the appreciation in the Underlying Security’s stock price. If the stock price of the Underlying Security increases, the above-referenced synthetic long exposure alone would allow the Fund to experience similar percentage gains. However, if the Underlying Security’s stock price appreciates beyond the strike price of one or more of the sold (short) call option contracts, the Fund will lose money on those short call positions, and the losses will, in turn, limit the upside return of the Fund’s synthetic long exposure. As a result, the Fund’s overall strategy (i.e., the combination of the synthetic long exposure to the Underlying Security and the sold (short) the Underlying Security call positions) will limit the Fund’s participation in gains in the Underlying Security’s stock price beyond a certain point.

Covered Call Spread Strategy

The Adviser will employ the Covered Call Spread Strategy when it believes it is a better strategy for the Fund as compared to the Covered Call Strategy. The Fund may write (sell) credit call spreads (described below) rather than stand-alone call option contracts to seek greater participation in the potential appreciation of its Underlying Security’s share price, while still generating net options premiums. The Adviser will primarily employ this covered call spread strategy when it believes that the share price of its Underlying Security is likely to rise significantly in the short term (e.g., following a substantial selloff or overall positive market news). Additionally, the Adviser may use this strategy in other scenarios (e.g., if the market is undervaluing further out-of-the-money options relative to near-the-money options), where it believes the use of credit call spreads may prove more advantageous to the Fund’s total return than the covered call strategy.

A credit call spread involves selling a call option while simultaneously buying a call option with a higher strike price, both with the same expiration date. By writing credit call spreads, the Fund can potentially offset losses incurred from its short call positions if the Underlying Security’s share price rises above the strike price.

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3.	U.S. Treasuries

The Fund will hold short-term U.S. Treasury securities as collateral in connection with the Fund’s synthetic covered call strategy. The Fund may also invest in pooled vehicles (e.g., mutual funds and ETFs) that invest in U.S Treasuries.

The Fund intends to continuously maintain indirect exposure to the Underlying Security through the use of options contracts. As the options contracts it holds are exercised or expire it may enter into new options contracts, a practice referred to as “rolling.” The Fund’s practice of rolling options may result in high portfolio turnover.

Fund’s Weekly Distributions

The Fund will seek to provide weekly cash distributions. The Fund will seek to generate such distributions in the following ways:

●	Writing (selling) call option contracts on its Underlying Security as described above to generate options premiums. A premium, in this context, refers to the price the option buyer pays to the option seller (the Fund) for the rights granted by the option. The amount of these premiums is largely affected by the fluctuations in the Underlying Security’s stock prices. However, other elements like interest rates can also influence the level of premiums.
●	Investing in short-term U.S. Treasury securities. The income generated by these securities will be influenced by interest rates at the time of investment.
●	In addition, the Fund’s use of the Synthetic Covered Call Spread Strategy may occasionally allow it to capture a substantial portion of any significant increase in the price of its Underlying Security. When this happens, the Fund could receive profits exceeding the initial cost of the call options, and the Fund’s distributions may include some of those profits.

Fund’s Return Profile vs its Underlying Security

For the reasons stated above, the Fund’s performance will differ from that of the Underlying Security’s stock price. The performance differences will depend on, among other things, the price of the Underlying Security, changes in the value of the Underlying Security options contracts the Fund holds, and changes in the value of the U.S. Treasuries.

Fund Portfolio

Principal Holdings
Portfolio Holdings (All options are based on the value of the Underlying Security)	Investment Terms	Expected Target Maturity
Purchased call option contracts

“at-the-money” (i.e., the strike price is equal to the then-current share price of the Underlying Security at the time of purchase) to provide indirect exposure to positive price returns of the Underlying Security.

If the Underlying Security share price increases, these options will generate corresponding increases to the Fund.

1-month to 6-month expiration dates
Sold put option contracts

“at-the-money” (i.e., the strike price is equal to the then-current share price of the Underlying Security at the time of sale).

They are sold to help pay for the purchased call options described above.

However, the sold put option contracts provide exposure to the full extent of any share price losses experienced by the Underlying Security.

1-month to 6-month expiration dates
Sold (short) call option contracts (Covered Call Strategy)

The strike price is approximately 0%-15% more than the then-current share price of the Underlying Security at the time of sale.

They generate options premiums. However, they also limit some potential positive returns that the Fund may have otherwise experienced from gains in the Underlying Security’s share price.

1-month or less expiration dates
Sold (short) call option contracts (Covered Call Spread Strategy)

The strike price is approximately 0%-15% more than the then-current share price of the Fund’s Underlying Security at the time of sale.

Sold call option contracts provide inverse exposure to the full extent of any increases in the value experienced by the Fund’s Underlying Security, minus the premium received.

1-month or less expiration dates
Purchased call option contracts (Covered Call Spread Strategy)

“out-of-the-money” (i.e., the strike price is above the strike price of the corresponding Covered Call Spread Strategy sold call).

Bought call option contracts provide exposure to the full extent of any increases in the value experienced by the Fund’s Underlying Security above the option’s strike price.

1-month or less expiration dates
U.S Treasury Securities and Cash

Multiple series of U.S. Treasury Bills supported by the full faith and credit of the U.S. government.

These instruments are used as collateral for the Fund’s derivative investments.

They will also generate income.

6-month to 2-year maturities

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The market value of the cash and treasuries held by the Fund is expected to be between 50% and 100% of the Fund’s net assets and the market value of the options package is expected to be between 0% and 50% of the Fund’s net assets. In terms of notional value, the combination of these investment instruments provides indirect investment exposure to BRK.B equal to at least 95% of the Fund’s total assets.

Under normal circumstances, the Fund will invest at least 80% of its net assets, plus borrowings for investment purposes, in securities and financial instruments that provide indirect exposure to BRK.B.

The Fund is classified as “non-diversified” under the 1940 Act.

There is no guarantee that the Fund’s investment strategy will be properly implemented, and an investor may lose some or all of its investment.

Berkshire Hathaway Inc.

Berkshire Hathaway Inc. is a holding company owning subsidiaries engaged in numerous diverse business activities. The most important of these are insurance businesses conducted on both a primary basis and a reinsurance basis, a freight rail transportation business and a group of utility and energy generation and distribution businesses. Berkshire also owns and operates numerous other businesses engaged in a variety of manufacturing, services, retailing and other activities. Berkshire Hathaway Inc. is listed on the New York Stock Exchange (“NYSE”). Per BRK.B’s most recent Form 10-K filing, the aggregate market value of the voting stock held by non-affiliates of Berkshire Hathaway Inc. as of the most recent available data at time of drafting this prospectus (June 30, 2024) was approximately $749 billion.

Berkshire Hathaway Inc. is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the SEC by Berkshire Hathaway Inc. pursuant to the Exchange Act can be located by reference to the SEC file number 001-14905 through the SEC’s website at www.sec.gov. In addition, information regarding Berkshire Hathaway Inc. may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

This document relates only to the securities offered hereby and does not relate to BRK.B or other securities of Berkshire Hathaway Inc. The Fund has derived all disclosures contained in this document regarding Berkshire Hathaway Inc. from the publicly available documents. None of the Fund, the Trust, the Adviser, or their respective affiliates has participated in the preparation of such publicly available offering documents or made any due diligence inquiry regarding such documents with respect to Berkshire Hathaway Inc. None of the Fund, the Trust, the Adviser, or their respective affiliates makes any representation that such publicly available documents or any other publicly available information regarding Berkshire Hathaway Inc. is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date hereof (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of Berkshire Hathaway Inc. (and therefore the price of the Fund at the time we price the securities) have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of or failure to disclose material future events concerning Berkshire Hathaway Inc. could affect the value received with respect to the securities and therefore the value of the securities.

None of the Fund, the Trust, the Adviser, or their respective affiliates makes any representation to you as to the performance of BRK.B.

NONE OF THE FUND, TIDAL TRUST II, OR TIDAL INVESTMENTS LLC IS AFFILIATED, CONNECTED, OR ASSOCIATED WITH BERKSHIRE HATHAWAY INC. THE FUND WAS NOT DEVELOPED OR CREATED BY, AND IS NOT SPONSORED, ENDORSED, OR APPROVED BY, BERKSHIRE HATHAWAY INC.

Moreover, Berkshire Hathaway Inc. has not participated in the development of the Fund’s investment strategy. Berkshire Hathaway Inc. does not select or approve the Fund’s portfolio holdings, nor does it participate in the construction, design, or implementation of the Fund. Berkshire Hathaway Inc. does not provide any assurances, guarantees, or representations regarding the Fund or its performance. Nothing herein shall be construed as an offer of any security by Berkshire Hathaway Inc.

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None of the Fund, the Trust, the Adviser, or their respective affiliates claim any ownership interest in any trademarks owned by Berkshire Hathaway Inc. or BRK.B. All rights in the trademarks are reserved by their respective owners.

Due to the Fund’s investment strategy, the Fund’s investment exposure is concentrated in (or substantially exposed to) the same industries as that assigned to BRK.B. As of the date of the Prospectus, BRK.B is assigned to the financial services industry.

Principal Investment Risks

The principal risks of investing in the Fund are summarized below. As with any investment, there is a risk that you could lose all or a portion of your investment in the Fund. Some or all of these risks may adversely affect the Fund’s net asset value (“NAV”) per share, trading price, yield, total return, and/or ability to meet its objective. For more information about the risks of investing in the Fund, see the section in the Fund’s Prospectus titled “Additional Information About the Funds—Principal Risks of Investing in the Funds.”

An investment in the Fund entails risk. The Fund may not achieve its investment objective and there is a risk that you could lose all of your money invested in the Fund. The Fund is not a complete investment program. It is important that investors closely review all of the risks listed below and understand them before making an investment in the Fund.

Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which they appear.

BRK.B Risk. The Fund invests in options contracts that are based on the value of BRK.B. This subjects the Fund to certain of the same risks as if it owned shares of BRK.B, even though it does not. By virtue of the Fund’s investments in options contracts that are based on the value of BRK.B, the Fund may also be subject to the following risks:

Indirect Investment in BRK.B Risk. Berkshire Hathaway Inc. is not affiliated with the Trust, the Fund, the Adviser, or their respective affiliates and is not involved with this offering in any way and has no obligation to consider your Shares in taking any corporate actions that might affect the value of Shares. Investors in the Fund will not have voting rights and will not be able to influence management of Berkshire Hathaway Inc. but will be exposed to the performance of BRK.B (the underlying stock). Investors in the Fund will not have rights to receive dividends or other distributions or any other rights with respect to the underlying stock but will be subject to declines in the performance of the underlying stock.

BRK.B Trading Risk. The trading price of BRK.B may be highly volatile and could continue to be subject to wide fluctuations in response to various factors. The stock market in general, and the market for technology companies in particular, has experienced extreme price and volume fluctuations that have often been unrelated or disproportionate to the operating performance of those companies. In particular, a large proportion of BRK.B may be traded by short sellers which may put pressure on the supply and demand for the common stock of Berkshire Hathaway Inc., further influencing volatility in its market price. Public perception and other factors outside of the control of Berkshire Hathaway Inc. may additionally impact BRK.B’s stock price due to Berkshire Hathaway Inc. garnering a disproportionate degree of public attention, regardless of actual operating performance. In addition, in the past, following periods of volatility in the overall market and the market price of a particular company’s securities, securities class action litigation has often been instituted against companies such as these. Moreover, stockholder litigation like this has been filed against Berkshire Hathaway Inc. in the past. While Berkshire Hathaway Inc. continues to defend such actions, any judgment against Berkshire Hathaway Inc., or any future stockholder litigation could result in substantial costs and a diversion of the management of Berkshire Hathaway Inc.’s attention and resources. If BRK.B trading is halted, trading in Shares of the Fund may be impacted, either temporarily or indefinitely.

Berkshire Hathaway Inc. Performance Risk. Berkshire Hathaway Inc. may fail to meet its publicly announced guidelines or other expectations about its business, which could cause the price of BRK.B to decline. Berkshire Hathaway Inc. provides guidance regarding its expected financial and business performance, such as projections regarding sales and production, as well as anticipated future revenues, gross margins, profitability and cash flows. Correctly identifying key factors affecting business conditions and predicting future events is inherently an uncertain process, and the guidance Berkshire Hathaway Inc. provides may not ultimately be accurate and has in the past been inaccurate in certain respects, such as the timing of new product manufacturing ramps. The guidance is based on certain assumptions such as those relating to global and local economic conditions, anticipated production and sales volumes (which generally are not linear throughout a given period), average sales prices, supplier and commodity costs, and planned cost reductions. If Berkshire Hathaway Inc.’s guidance is not accurate or varies from actual results due to its inability to meet the assumptions or the impact on its financial performance that could occur as a result of various risks and uncertainties, the market value of common stock issued by Berkshire Hathaway Inc. could decline significantly.

Diversified Financial Services Industry Risk. The diversified financial services industry is comprised of financial services companies which have no dominant business line, but instead provide, or else hold interests in, a range of services which cross multiple financial industries. As such, investments in this industry may be subject to the same risks posed by investments in the preceding three industries, including adverse changes to interest rates, general economic conditions, market competition, and applicable regulations.

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Berkshire Hathaway Management Change. The share price of Berkshire Hathaway’s stock (including BRK.B) has been significantly affected by the leadership and public profile of Warren E. Buffett, who has long shaped Berkshire Hathaway’s strategy and image. Mr. Buffett has stepped down as CEO on January 1, 2026, with Greg Abel succeeding him. While the succession plan offers continuity, Mr. Buffett’s continued role as Chairman and any changes in his involvement may impact investor sentiment and lead to increased volatility. The market’s perception of Mr. Abel’s leadership and potential strategic shifts could also introduce uncertainty and materially affect the Fund’s performance.

Derivatives Risk. Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, or funds (including ETFs), interest rates or indexes. The Fund’s investments in derivatives may pose risks in addition to, and greater than, those associated with directly investing in securities or other ordinary investments, including risk related to the market, imperfect correlation with underlying investments or the Fund’s other portfolio holdings, higher price volatility, lack of availability, counterparty risk, liquidity, valuation and legal restrictions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The use of derivatives may result in larger losses or smaller gains than directly investing in securities. When the Fund uses derivatives, there may be an imperfect correlation between the value of BRK.B and the derivative, which may prevent the Fund from achieving its investment objective. Because derivatives often require only a limited initial investment, the use of derivatives may expose the Fund to losses in excess of those amounts initially invested. In addition, the Fund’s investments in derivatives are subject to the following risks:

Options Contracts. The use of options contracts involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, including the anticipated volatility, which are affected by fiscal and monetary policies and by national and international political, changes in the actual or implied volatility or the reference asset, the time remaining until the expiration of the option contract and economic events. For the Fund in particular, the value of the options contracts in which it invests is substantially influenced by the value of BRK.B. The Fund may experience substantial downside from specific option positions and certain option positions held by the Fund may expire worthless. The options held by the Fund are exercisable at the strike price on their expiration date. As an option approaches its expiration date, its value typically increasingly moves with the value of the underlying instrument. However, prior to such date, the value of an option generally does not increase or decrease at the same rate at the underlying instrument. There may at times be an imperfect correlation between the movement in the values of options contracts and the underlying instrument, and there may at times not be a liquid secondary market for certain options contracts. The value of the options held by the Fund will be determined based on market quotations or other recognized pricing methods. Additionally, as the Fund intends to continuously maintain indirect exposure to BRK.B through the use of options contracts, as the options contracts it holds are exercised or expire it will enter into new options contracts, a practice referred to as “rolling.” If the expiring options contracts do not generate proceeds enough to cover the cost of entering into new options contracts, the Fund may experience losses.

Counterparty Risk. The Fund is subject to counterparty risk by virtue of its investments in options contracts. Transactions in some types of derivatives, including options, are required to be centrally cleared (“cleared derivatives”). In a transaction involving cleared derivatives, the Fund’s counterparty is a clearing house rather than a bank or broker. Since the Fund is not a member of clearing houses and only members of a clearing house (“clearing members”) can participate directly in the clearing house, the Fund will hold cleared derivatives through accounts at clearing members. In cleared derivatives positions, the Fund will make payments (including margin payments) to and receive payments from a clearing house through their accounts at clearing members. Customer funds held at a clearing organization in connection with any options contracts are held in a commingled omnibus account and are not identified to the name of the clearing member’s individual customers. As a result, assets deposited by the Fund with any clearing member as margin for options may, in certain circumstances, be used to satisfy losses of other clients of the Fund’s clearing member. In addition, although clearing members guarantee performance of their clients’ obligations to the clearing house, there is a risk that the assets of the Fund might not be fully protected in the event of the clearing member’s bankruptcy, as the Fund would be limited to recovering only a pro rata share of all available funds segregated on behalf of the clearing member’s customers for the relevant account class. The Fund is also subject to the risk that a limited number of clearing members are willing to transact on the Fund’s behalf, which heightens the risks associated with a clearing member’s default. This risk is greater for the Fund as it seeks to hold options contracts on a single security, and not a broader range of options contracts, which may limit the number of clearing members that are willing to transact on the Fund’s behalf. If a clearing member defaults the Fund could lose some or all of the benefits of a transaction entered into by the Fund with the clearing member. If the Fund cannot find a clearing member to transact with on the Fund’s behalf, the Fund may be unable to effectively implement its investment strategy.

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Price Participation Risk. The Fund employs an investment strategy that includes the sale of call option contracts, which limits the degree to which the Fund will participate in increases in value experienced by BRK.B over the Call Period. This means that if BRK.B experiences an increase in value above the strike price of the sold call options during a Call Period, the Fund will likely not experience that increase to the same extent and may significantly underperform BRK.B over the Call Period. Additionally, because the Fund is limited in the degree to which it will participate in increases in value experienced by BRK.B over each Call Period, but has full exposure to any decreases in value experienced by BRK.B over the Call Period, the NAV of the Fund may decrease over any given time period. The Fund’s NAV is dependent on the value of each options portfolio, which is based principally upon the performance of BRK.B. The degree of participation in BRK.B gains the Fund will experience will depend on prevailing market conditions, especially market volatility, at the time the Fund enters into the sold call option contracts and will vary from Call Period to Call Period. The value of the options contracts is affected by changes in the value and dividend rates of BRK.B, changes in interest rates, changes in the actual or perceived volatility of BRK.B and the remaining time to the options’ expiration, as well as trading conditions in the options market. As the price of BRK.B changes and time moves towards the expiration of each Call Period, the value of the options contracts, and therefore the Fund’s NAV, will change. However, it is not expected for the Fund’s NAV to directly correlate on a day-to-day basis with the returns of BRK.B. The amount of time remaining until the options contract’s expiration date affects the impact of the potential options premiums on the Fund’s NAV, which may not be in full effect until the expiration date of the Fund’s options contracts. Therefore, while changes in the price of the BRK.B will result in changes to the Fund’s NAV, the Fund generally anticipates that the rate of change in the Fund’s NAV will be different than that experienced by BRK.B.

Distribution Risk. The Fund seeks to provide weekly cash distributions. There is no assurance that the Fund will make a distribution in any given week. If the Fund does make distributions, the amounts of such distributions will likely vary greatly from one distribution to the next. Additionally, the weekly distributions, if any, may consist of returns of capital, which would decrease the Fund’s NAV and trading price over time. As a result, an investor may suffer significant losses to their investment. In addition, while the underlying stock may pay dividends, the Fund’s returns will not include any dividends paid by the underlying stock, and any income generated by the Fund may be less than the income generated by a direct investment in the underlying stock.

NAV Erosion Risk Due to Distributions. When the Fund makes a distribution, the Fund’s NAV will typically drop by the amount of the distribution on the related ex-dividend date. The repeated payment of distributions by the Fund, if any, may significantly erode the Fund’s NAV and trading price over time. As a result, an investor may suffer significant losses to their investment.

Call Strategy Risks. The path dependency (i.e., the continued use) of the Fund’s call writing strategy will impact the extent that the Fund participates in the positive price returns of BRK.B and, in turn, the Fund’s returns, both during the term of the sold call options and over longer time periods. If, for example, each month the Fund were to sell 7% out-of-the-money call options having a one-month term, the Fund’s participation in the positive price returns of BRK.B will be capped at 7% in any given month. However, over a longer period (e.g., 5 months), the Fund should not be expected to participate fully in the first 35% (i.e., 5 months x 7%) of the positive price returns of BRK.B, or the Fund may even lose money, even if the BRK.B share price has appreciated by at least that much over such period, if during any month over that period BRK.B had a return less than 7%. This example illustrates that both the Fund’s participation in the positive price returns of BRK.B and its returns will depend not only on the price of BRK.B but also on the path that BRK.B takes over time.

Additionally, when implementing the Covered Call Spread Strategy, the use of credit call spreads introduces further complexities and risks. While purchasing a higher-strike call option limits potential losses from the short call position, it also reduces the net premium received, which may result in lower overall returns compared to a stand-alone covered call strategy. If the price of the Underlying Security rises rapidly, the call spread may still cap upside participation, leading to missed profit opportunities. Furthermore, market conditions, such as mispricing between near-the-money and further out-of-the-money options, may impact the effectiveness of the strategy, potentially resulting in lower-than-expected returns or increased losses. The relative pricing of options at different strike levels can vary due to volatility shifts, liquidity constraints, or other market dynamics, adding an additional layer of uncertainty to the Fund’s performance under this strategy.

ETF Risks.

Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that are authorized to purchase and redeem Shares directly from the Fund (known as “Authorized Participants” or “APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services; or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

Cash Redemption Risk. The Fund’s investment strategy may require it to redeem Shares for cash or to otherwise include cash as part of its redemption proceeds. For example, the Fund may not be able to redeem in-kind certain securities held by the Fund (e.g., derivative instruments). In such a case, the Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used. By paying out higher annual capital gain distributions, investors may be subjected to increased capital gains taxes. Additionally, there may be brokerage costs or taxable gains or losses that may be imposed on the Fund in connection with a cash redemption that may not have occurred if the Fund had made a redemption in-kind. These costs could decrease the value of the Fund to the extent they are not offset by a transaction fee payable by an AP.

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Costs of Buying or Selling Shares. Buying or selling Shares involves certain costs, including brokerage commissions, other charges imposed by brokers, and bid-ask spreads. The bid-ask spread represents the difference between the price at which an investor is willing to buy Shares and the price at which an investor is willing to sell Shares. The spread varies over time based on the Shares’ trading volume and market liquidity. The spread is generally lower if Shares have more trading volume and market liquidity and higher if Shares have little trading volume and market liquidity. Due to the costs of buying or selling Shares, frequent trading of Shares may reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

Management Risk. The Fund is subject to management risk because it is an actively managed portfolio. In managing the Fund’s investment portfolio, the portfolio managers will apply investment techniques and risk analyses that may not produce the desired result. There can be no guarantee that the Fund will meet its investment objective.

Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant.

Trading. Although Shares are listed on a national securities exchange, such as NYSE Arca, Inc. (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that an active trading market for the Shares will develop or be maintained or that the Shares will trade with any volume, or at all, on any stock exchange. This risk may be greater for the Fund as it seeks to have indirect exposure to a single underlying stock as opposed to a more diverse portfolio like a traditional pooled investment. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares. Shares trade on the Exchange at market price that may be below, at or above the Fund’s NAV. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. In addition, trading in Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange “circuit breaker” rules. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged. In the event of an unscheduled market close for options contracts that reference a single stock, such as BRK.B’s securities being halted or a market wide closure, settlement prices will be determined by the procedures of the listing exchange of the options contracts. As a result, the Fund could be adversely affected and be unable to implement its investment strategies in the event of an unscheduled closing.

Economic and Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in the Fund’s portfolio may underperform in comparison to securities in the general financial markets, a particular financial market, or other asset classes, due to a number of factors, including inflation (or expectations for inflation), deflation (or expectations for deflation), interest rates, global demand for particular products or resources, market instability, financial system instability, debt crises and downgrades, embargoes, tariffs, sanctions and other trade barriers, regulatory events, other governmental trade or market control programs and related geopolitical events. In addition, the value of the Fund’s investments may be negatively affected by the occurrence of global events such as war, terrorism, environmental disasters, natural disasters or events, country instability, and infectious disease epidemics or pandemics. The imposition by the U.S. of tariffs on goods imported from foreign countries and reciprocal tariffs levied on U.S. goods by those countries also may lead to volatility and instability in domestic and foreign markets.

High Portfolio Turnover Risk. The Fund may actively and frequently trade all or a significant portion of the Fund’s holdings. A high portfolio turnover rate increases transaction costs, which may increase the Fund’s expenses. Frequent trading may also cause adverse tax consequences for investors in the Fund due to an increase in short-term capital gains.

Inflation Risk. Inflation risk is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the present value of the Fund’s assets and distributions, if any, may decline.

Liquidity Risk. Some securities held by the Fund, including options contracts, may be difficult to sell or be illiquid, particularly during times of market turmoil. This risk is greater for the Fund as it will hold options contracts on a single security, and not a broader range of options contracts. Markets for securities or financial instruments could be disrupted by a number of events, including, but not limited to, an economic crisis, natural disasters, epidemics/pandemics, new legislation or regulatory changes inside or outside the United States. Illiquid securities may be difficult to value, especially in changing or volatile markets. If the Fund is forced to sell an illiquid security at an unfavorable time or price, the Fund may be adversely impacted. Certain market conditions or restrictions, such as market rules related to short sales, may prevent the Fund from limiting losses, realizing gains or achieving a high correlation with BRK.B. There is no assurance that a security that is deemed liquid when purchased will continue to be liquid. Market illiquidity may cause losses for the Fund.

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Money Market Instrument Risk. The Fund may use a variety of money market instruments for cash management purposes, including money market funds, depositary accounts and repurchase agreements. Repurchase agreements are contracts in which a seller of securities agrees to buy the securities back at a specified time and price. Repurchase agreements may be subject to market and credit risk related to the collateral securing the repurchase agreement. Money market instruments, including money market funds, may lose money through fees or other means.

Newer Fund Risk. The Fund is a recently organized management investment company with limited operating history. As a result, prospective investors have a limited track record or history on which to base their investment decisions. There can be no assurance that the Fund will maintain an economically viable size.

Non-Diversification Risk. Because the Fund is “non-diversified,” it may invest a greater percentage of its assets in the securities of a single issuer or a smaller number of issuers than if it was a diversified fund. As a result, a decline in the value of an investment in a single issuer or a smaller number of issuers could cause the Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio. This may increase the Fund’s volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund’s performance.

Operational Risk. The Fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect the Fund’s ability to meet its investment objective. Although the Fund and Adviser seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

Single Issuer Risk. Issuer-specific attributes may cause an investment in the Fund to be more volatile than a traditional pooled investment which diversifies risk or the market generally. The value of the Fund, which focuses on an individual security (BRK.B), may be more volatile than a traditional pooled investment or the market as a whole and may perform differently from the value of a traditional pooled investment or the market as a whole.

Tax Risk. The Fund intends to elect and to qualify each year to be treated as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (“Code”). As a RIC, the Fund will not be subject to U.S. federal income tax on the portion of its net investment income and net capital gain that it distributes to Shareholders, provided that it satisfies certain requirements of the Code. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund’s taxable income will be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. To comply with the asset diversification test applicable to a RIC, the Fund will attempt to ensure that the value of options it holds is never 25% of the total value of Fund assets at the close of any quarter. If the Fund’s investments in options were to exceed 25% of the Fund’s total assets at the end of a tax quarter, the Fund, generally, has a grace period to cure such lack of compliance. If the Fund fails to timely cure, it may no longer be eligible to be treated as a RIC.

U.S. Government and U.S. Agency Obligations Risk. The Fund may invest in securities issued by the U.S. government or its agencies or instrumentalities. U.S. Government obligations include securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, such as the U.S. Treasury. Payment of principal and interest on U.S. Government obligations may be backed by the full faith and credit of the United States or may be backed solely by the issuing or guaranteeing agency or instrumentality itself. In the latter case, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, which agency or instrumentality may be privately owned. There can be no assurance that the U.S. Government would provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) where it is not obligated to do so.

Performance

Performance information for the Fund is not included because the Fund has not completed a full calendar year of operations as of the date of this Prospectus. When such information is included, this section will provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance history from year to year and showing how the Fund’s average annual total returns compare with those of a broad measure of market performance. Although past performance of the Fund is no guarantee of how it will perform in the future, historical performance may give you some indication of the risks of investing in the Fund. Updated performance information will be available on the Fund’s website at www.yieldmaxetfs.com.

Management

Investment Adviser: Tidal Investments LLC (the “Adviser”) serves as investment adviser to the Fund.

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Portfolio Managers:

The following individuals are jointly and primarily responsible for the day-to-day management of the Fund.

Jay Pestrichelli, Portfolio Manager for the Adviser, has been a portfolio manager of the Fund since its inception in 2025.

Scott Snyder, Portfolio Manager for the Adviser, has been a portfolio manager of the Fund since February of 2026.

Matt Brandt, Portfolio Manager for the Adviser, has been a portfolio manager of the Fund since February of 2026.

Purchase and Sale of Shares

The Fund issues and redeems Shares at NAV only in large blocks known as “Creation Units,” which only Authorized Participants (APs) (typically, broker-dealers) may purchase or redeem. The Fund generally issues and redeems Creation Units in exchange for a portfolio of securities (the “Deposit Securities”) and/or a designated amount of U.S. cash.

Shares are listed on the Exchange, and individual Shares may only be bought and sold in the secondary market through brokers at market prices, rather than NAV. Because Shares trade at market prices rather than NAV, Shares may trade at a price greater than NAV (premium) or less than NAV (discount).

An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Shares (the “bid” price) and the lowest price a seller is willing to accept for Shares (the “ask” price) when buying or selling Shares in the secondary market. This difference in bid and ask prices is often referred to as the “bid-ask spread.”

Information regarding the Fund’s NAV, market price, how often Shares traded on the Exchange at a premium or discount, and the median bid-ask spreads can be found on the Fund’s website at www.yieldmaxetfs.com.

Tax Information

Fund distributions are generally taxable as ordinary income, qualified dividend income, or capital gains (or a combination), unless an investment is in an individual retirement account (“IRA”) or other tax-advantaged account. Distributions on investments made through tax-deferred arrangements may be taxed later upon withdrawal of assets from those accounts.

Financial Intermediary Compensation

If you purchase Shares through a broker-dealer or other financial intermediary (such as a bank) (an “Intermediary”), the Adviser or its affiliates may pay Intermediaries for certain activities related to the Fund, including participation in activities that are designed to make Intermediaries more knowledgeable about exchange-traded products, including the Fund, or for other activities, such as marketing, educational training, or other initiatives related to the sale or promotion of Shares. These payments may create a conflict of interest by influencing the Intermediary and your salesperson to recommend the Fund over another investment. Any such arrangements do not result in increased Fund expenses. Ask your salesperson or visit the Intermediary’s website for more information.

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YieldMax® COIN Option Income Strategy ETF - FUND SUMMARY

Investment Objective

The Fund’s primary investment objective is to seek current income. The Fund’s secondary investment objective is to seek exposure to the share price of the common stock of Coinbase Global, Inc. (“COIN” or “Underlying Security”), subject to a limit on potential investment gains.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Annual Fund Operating Expenses(1) (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.99%
Distribution and Service (12b-1) Fees	None
Other Expenses (includes interest and tax expense)	0.05%
Total Annual Fund Operating Expenses	1.04%

(1)	The Fund’s investment adviser, Tidal Investments LLC (the “Adviser”), a Tidal Financial Group company, will pay, or require a sub-adviser to pay, all expenses incurred by the Fund (except for advisory fees and sub-advisory fees, as the case may be) excluding interest charges on any borrowings made for investment purposes, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the “1940 Act”), and litigation expenses and other non-routine or extraordinary expenses.

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem or hold all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example does not take into account brokerage commissions that you may pay on your purchases and sales of Shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$106	$331	$574	$1,271

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the expense example above, affect the Fund’s performance. During the most recent fiscal year ended October 31, 2025, the Fund’s portfolio turnover rate was 31% of the average value of its portfolio.

Principal Investment Strategies

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks current income while providing indirect exposure to the share price (i.e., the price returns) of the Underlying Security, subject to participation in a portion of potential investment gains. The Fund will employ its investment strategy as it relates to the Underlying Security regardless of whether there are periods of adverse market, economic, or other conditions and will not take temporary defensive positions during such periods. As further described below, the Fund uses either a synthetic covered call strategy or a synthetic covered call spread strategy to seek to generate options premiums and provide indirect exposure to the share price returns of the Underlying Security, subject to participation in a portion of potential investment gains as a result of the nature of the options strategy it employs. That is, the Fund not only seeks to generate options premiums but also aims to derive gains when the value of the Underlying Security increases. The Fund’s options contracts provide:

●	indirect exposure to the share price returns of the Underlying Security,
●	option premiums, and
●	participation in a portion of gains, if any, of the share price returns of the Underlying Security.

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For more information, see sections “The Fund’s Use of Underlying Security Option Contracts” and “Synthetic Covered Call Strategy” below.

Why invest in the Fund?

●	The Fund seeks to generate weekly cash distributions, which is not dependent on the price appreciation of the Underlying Security.
●	The Fund seeks to participate in a portion of the gains experienced by the Underlying Security.

That is, although the Fund may not fully participate in gains in the Underlying Security’s stock price, the Fund’s portfolio is designed to generate options premiums.

An Investment in the Fund is not an investment in the Underlying Security.

●	The Fund’s strategy will capture only a portion of its potential gains if the Underlying Security’s stock price increase in value.
●	The Fund’s strategy is subject to all potential losses if the Underlying Security’s stock price decrease in value, which may not be offset by the options premiums received by the Fund.
●	The Fund does not invest directly in the Underlying Security.
●	Fund shareholders are not entitled to any Underlying Security dividends.

While the Fund seeks to provide current income pursuant to its investment objective, a portion (sometimes significant) of the Fund’s distributions may be classified as return of capital (“ROC”) for financial or tax reporting purposes. Generally speaking, ROC refers to the portion of a distribution from an investment that represents a return of the original investment (principal) rather than income or profit. Accordingly, such distributions do not necessarily reflect the Fund’s income or yield. See the prospectus section titled “Additional Information About the Funds” for more information about option premiums and ROC.

Additional information regarding the Underlying Security is also set forth below.

The Fund’s Use of Underlying Security Option Contracts

As part of the Fund’s synthetic covered call strategy and synthetic covered call spread strategy, the Fund will purchase and sell a combination of standardized exchange-traded and FLexible EXchange® (“FLEX”) call and put option contracts that are based on the value of the price returns of the Underlying Security.

●	In general, an option contract gives the purchaser of the option contract the right to purchase (for a call option) or sell (for a put option) the underlying asset (like shares of the Underlying Security) at a specified price (the “strike price”).
●	If exercised, an option contract obligates the seller to deliver shares (for a sold or “short” call) or buy shares (for a sold or “short” put) of the underlying asset at a specified price (the “strike price”).
●	Options contracts must be exercised or traded to close within a specified time frame, or they expire. See the chart in section “Fund Portfolio” below for a description of the option contracts utilized by the Fund.

Standardized exchange-traded options include standardized terms. FLEX options are also exchange-traded, but they allow for customizable terms (e.g., the strike price can be negotiated). For more information on FLEX options, see “Additional Information about the Funds – Exchange Traded Options Portfolio.”

The Fund’s options contracts are based on the value of the Underlying Security, which gives the Fund the right or obligation to receive or deliver shares of the Underlying Security on the expiration date of the applicable option contract in exchange for the stated strike price, depending on whether the option contract is a call option or a put option, and whether the Fund purchases or sells the option contract.

Synthetic Covered Call Strategy

In seeking to achieve its investment objective, the Fund may implement a “synthetic covered call” strategy using the standardized exchange-traded and FLEX options described above.

●	A traditional covered call strategy is an investment strategy where an investor (the Fund) sells a call option on an underlying security it owns.
●	A synthetic covered call strategy is similar to a traditional covered call strategy in that the investor sells a call option that is based on the value of the underlying security. However, in a synthetic covered call strategy, the investor (the Fund) does not own the underlying security, but rather seeks to synthetically replicate 100% of the price movements of the underlying security through the use of various investment instruments.

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The Fund’s synthetic covered call strategies consists of the following three elements, each of which is described in greater detail farther below:

●	Synthetic long exposure to the Underlying Security, which allows the Fund to seek to participate in the changes, up or down, in the price of shares of the Underlying Security.
●	Covered call writing (where the Underlying Security’s call options are sold against the synthetic long portion of the strategy), which allows the Fund to generate options premiums.
●	U.S. Treasuries, which are used for collateral for the options, and which generate income.

1.	Synthetic Long Exposure

To achieve a synthetic long exposure to the Underlying Security, the Fund will buy the Underlying Security’s call options and, simultaneously, sell the Underlying Security’s put options to try to replicate the price movements of the Underlying Security. The call options purchased by the Fund and the put options sold by the Fund will generally have one-month to six-month terms and strike prices that are approximately equal to the then-current share price of the Underlying Security at the time the contracts are purchased and sold, respectively. The combination of the long call options and sold put options provides the Fund with indirect investment exposure equal to approximately 100% of the Underlying Security for the duration of the applicable options exposure.

2.	Covered Call Strategies

Covered Call Strategy

As part of its strategy, the Fund will write (sell) call option contracts on the Underlying Security to generate options premiums. Since the Fund does not directly own the Underlying Security, these written call options will be sold short (i.e., selling a position it does not currently own). The Fund will seek to participate in the share price appreciation of the Underlying Security, if any. However, due to the nature of covered call strategies, the Fund’s participation may be subject to a cap (as described below). In this strategy, the call options written (sold) by the Fund will generally have 1- month or less expiration dates (the “Call Period”) and generally have a strike price that is approximately 0%-15% above the then-current share price of the Underlying Security.

It is important to note that the sale of the Underlying Security call option contracts will limit the Fund’s participation in the appreciation in the Underlying Security’s stock price. If the stock price of the Underlying Security increases, the above-referenced synthetic long exposure alone would allow the Fund to experience similar percentage gains. However, if the Underlying Security’s stock price appreciates beyond the strike price of one or more of the sold (short) call option contracts, the Fund will lose money on those short call positions, and the losses will, in turn, limit the upside return of the Fund’s synthetic long exposure. As a result, the Fund’s overall strategy (i.e., the combination of the synthetic long exposure to the Underlying Security and the sold (short) the Underlying Security call positions) will limit the Fund’s participation in gains in the Underlying Security’s stock price beyond a certain point.

Covered Call Spread Strategy

The Adviser will employ the Covered Call Spread Strategy when it believes it is a better strategy for the Fund as compared to the Covered Call Strategy. The Fund may write (sell) credit call spreads (described below) rather than stand-alone call option contracts to seek greater participation in the potential appreciation of its Underlying Security’s share price, while still generating net options premiums. The Adviser will primarily employ this covered call spread strategy when it believes that the share price of its Underlying Security is likely to rise significantly in the short term (e.g., following a substantial selloff or overall positive market news). Additionally, the Adviser may use this strategy in other scenarios (e.g., if the market is undervaluing further out-of-the-money options relative to near-the-money options), where it believes the use of credit call spreads may prove more advantageous to the Fund’s total return than the covered call strategy.

A credit call spread involves selling a call option while simultaneously buying a call option with a higher strike price, both with the same expiration date. By writing credit call spreads, the Fund can potentially offset losses incurred from its short call positions if the Underlying Security’s share price rises above the strike price.

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3.	U.S. Treasuries

The Fund will hold short-term U.S. Treasury securities as collateral in connection with the Fund’s synthetic covered call strategy. The Fund may also invest in pooled vehicles (e.g., mutual funds and ETFs) that invest in U.S Treasuries.

The Fund intends to continuously maintain indirect exposure to the Underlying Security through the use of options contracts. As the options contracts it holds are exercised or expire it may enter into new options contracts, a practice referred to as “rolling.” The Fund’s practice of rolling options may result in high portfolio turnover.

Fund’s Weekly Distributions

The Fund will seek to provide weekly cash distributions. The Fund will seek to generate such distributions in the following ways:

●	Writing (selling) call option contracts on its Underlying Security as described above to generate options premiums. A premium, in this context, refers to the price the option buyer pays to the option seller (the Fund) for the rights granted by the option. The amount of these premiums is largely affected by the fluctuations in the Underlying Security’s stock prices. However, other elements like interest rates can also influence the level of premiums.
●	Investing in short-term U.S. Treasury securities. The income generated by these securities will be influenced by interest rates at the time of investment.
●	In addition, the Fund’s use of the Synthetic Covered Call Spread Strategy may occasionally allow it to capture a substantial portion of any significant increase in the price of its Underlying Security. When this happens, the Fund could receive profits exceeding the initial cost of the call options, and the Fund’s distributions may include some of those profits.

Fund’s Return Profile vs its Underlying Security

For the reasons stated above, the Fund’s performance will differ from that of the Underlying Security’s stock price. The performance differences will depend on, among other things, the price of the Underlying Security, changes in the value of the Underlying Security options contracts the Fund holds, and changes in the value of the U.S. Treasuries.

Fund Portfolio

Principal Holdings
Portfolio Holdings (All options are based on the value of the Underlying Security)	Investment Terms	Expected Target Maturity
Purchased call option contracts

“at-the-money” (i.e., the strike price is equal to the then-current share price of the Underlying Security at the time of purchase) to provide indirect exposure to positive price returns of the Underlying Security.

If the Underlying Security share price increases, these options will generate corresponding increases to the Fund.

1-month to 6-month expiration dates
Sold put option contracts

“at-the-money” (i.e., the strike price is equal to the then-current share price of the Underlying Security at the time of sale).

They are sold to help pay for the purchased call options described above.

However, the sold put option contracts provide exposure to the full extent of any share price losses experienced by the Underlying Security.

1-month to 6-month expiration dates
Sold (short) call option contracts (Covered Call Strategy)

The strike price is approximately 0%-15% more than the then-current share price of the Underlying Security at the time of sale.

They generate options premiums. However, they also limit some potential positive returns that the Fund may have otherwise experienced from gains in the Underlying Security’s share price.

1-month or less expiration dates
Sold (short) call option contracts (Covered Call Spread Strategy)

The strike price is approximately 0%-15% more than the then-current share price of the Fund’s Underlying Security at the time of sale.

Sold call option contracts provide inverse exposure to the full extent of any increases in the value experienced by the Fund’s Underlying Security, minus the premium received.

1-month or less expiration dates
Purchased call option contracts (Covered Call Spread Strategy)

“out-of-the-money” (i.e., the strike price is above the strike price of the corresponding Covered Call Spread Strategy sold call).

Bought call option contracts provide exposure to the full extent of any increases in the value experienced by the Fund’s Underlying Security above the option’s strike price.

1-month or less expiration dates
U.S Treasury Securities and Cash

Multiple series of U.S. Treasury Bills supported by the full faith and credit of the U.S. government.

These instruments are used as collateral for the Fund’s derivative investments.

They will also generate income.

6-month to 2-year maturities

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The market value of the cash and treasuries held by the Fund is expected to be between 50% and 100% of the Fund’s net assets and the market value of the options package is expected to be between 0% and 50% of the Fund’s net assets. In terms of notional value, the combination of these investment instruments provides indirect investment exposure to COIN equal to at least 95% of the Fund’s total assets.

Under normal circumstances, the Fund will invest at least 80% of its net assets, plus borrowings for investment purposes, in securities and financial instruments that provide indirect exposure to COIN.

The Fund is classified as “non-diversified” under the 1940 Act.

There is no guarantee that the Fund’s investment strategy will be properly implemented, and an investor may lose some or all of its investment.

Coinbase Global, Inc.

Coinbase Global, Inc. offers a variety of products and services that enable individuals, businesses, and developers to participate in the cryptoeconomy. It provides customers around the world with a platform for buying, selling, transferring, and storing digital assets. Coinbase Global, Inc. is listed on Nasdaq. Per COIN’s most recent Form 10-K filing, the aggregate market value of the voting and non-voting stock held by non-affiliates of Coinbase Global, Inc. as of the most recent available data at time of drafting this prospectus (June 30, 2025), was approximately $74.2 billion based on the closing sales price of Coinbase Global, Inc.’s Class A common stock as reported on Nasdaq on that date.

Coinbase Global, Inc. is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the SEC by Coinbase Global, Inc. pursuant to the Exchange Act can be located by reference to the SEC file number 001-40289 through the SEC’s website at www.sec.gov. In addition, information regarding Coinbase Global, Inc. may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

This document relates only to the securities offered hereby and does not relate to COIN or other securities of Coinbase Global, Inc. The Fund has derived all disclosures contained in this document regarding Coinbase Global, Inc. from the publicly available documents. None of the Fund, the Trust, the Adviser, or their respective affiliates has participated in the preparation of such publicly available offering documents or made any due diligence inquiry regarding such documents with respect to Coinbase Global, Inc. None of the Fund, the Trust, the Adviser, or their respective affiliates makes any representation that such publicly available documents or any other publicly available information regarding Coinbase Global, Inc. is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date hereof (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of Coinbase Global, Inc. (and therefore the price of the Fund at the time we price the securities) have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of or failure to disclose material future events concerning Coinbase Global, Inc. could affect the value received with respect to the securities and therefore the value of the securities.

None of the Fund, the Trust, the Adviser, or their respective affiliates makes any representation to you as to the performance of COIN.

NONE OF THE FUND, TIDAL TRUST II, OR TIDAL INVESTMENTS LLC IS AFFILIATED, CONNECTED, OR ASSOCIATED WITH COIN. THE FUND WAS NOT DEVELOPED OR CREATED BY, AND IS NOT SPONSORED, ENDORSED, OR APPROVED BY, COIN.

Moreover, COIN has not participated in the development of the Fund’s investment strategy. COIN does not select or approve the Fund’s portfolio holdings, nor does it participate in the construction, design, or implementation of the Fund. COIN does not provide any assurances, guarantees, or representations regarding the Fund or its performance. Nothing herein shall be construed as an offer of any security by COIN.

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None of the Fund, the Trust, the Adviser, or their respective affiliates claim any ownership interest in any trademarks owned by Coinbase Global, Inc. or COIN. All rights in the trademarks are reserved by their respective owners.

Due to the Fund’s investment strategy, the Fund’s investment exposure is concentrated in (or substantially exposed to) the same industry as that assigned to COIN. As of the date of the Prospectus, COIN is assigned to the capital markets industry.

Principal Investment Risks

The principal risks of investing in the Fund are summarized below. As with any investment, there is a risk that you could lose all or a portion of your investment in the Fund. Some or all of these risks may adversely affect the Fund’s net asset value (“NAV”) per share, trading price, yield, total return, and/or ability to meet its objective. For more information about the risks of investing in the Fund, see the section in the Fund’s Prospectus titled “Additional Information About the Funds—Principal Risks of Investing in the Funds.”

An investment in the Fund entails risk. The Fund may not achieve its investment objective and there is a risk that you could lose all of your money invested in the Fund. The Fund is not a complete investment program. It is important that investors closely review all of the risks listed below and understand them before making an investment in the Fund.

Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which they appear.

COIN Risk. The Fund invests in options contracts that are based on the value of COIN. This subjects the Fund to certain of the same risks as if it owned shares of COIN, even though it does not. By virtue of the Fund’s investments in options contracts that are based on the value of COIN, the Fund may also be subject to the following risks:

Indirect Investment in COIN Risk. Coinbase Global, Inc. is not affiliated with the Trust, the Fund, the Adviser, or their respective affiliates and is not involved with this offering in any way and has no obligation to consider your Shares in taking any corporate actions that might affect the value of Shares. Investors in the Fund will not have voting rights and will not be able to influence management of Coinbase Global, Inc. but will be exposed to the performance of COIN (the underlying stock). Investors in the Fund will not have rights to receive dividends or other distributions or any other rights with respect to the underlying stock but will be subject to declines in the performance of the underlying stock.

COIN Trading Risk. The trading price of COIN may be highly volatile and could continue to be subject to wide fluctuations in response to various factors. The stock market in general, and the market for technology companies in particular, has experienced extreme price and volume fluctuations that have often been unrelated or disproportionate to the operating performance of those companies. In particular, a large proportion of COIN may be traded by short sellers which may put pressure on the supply and demand for the common stock of Coinbase Global, Inc., further influencing volatility in its market price. Public perception and other factors outside of the control of Coinbase Global, Inc. may additionally impact COIN’s stock price due to Coinbase Global, Inc. garnering a disproportionate degree of public attention, regardless of actual operating performance. In addition, in the past, following periods of volatility in the overall market and the market price of a particular company’s securities, securities class action litigation has often been instituted against companies such as these. Moreover, stockholder litigation like this has been filed against Coinbase Global, Inc. in the past. While Coinbase Global, Inc. continues to defend such actions, any judgment against Coinbase Global, Inc., or any future stockholder litigation could result in substantial costs and a diversion of the management of Coinbase Global, Inc.’s attention and resources. If COIN trading is halted, trading in Shares of the Fund may be impacted, either temporarily or indefinitely.

Coinbase Global, Inc. Performance Risk. Coinbase Global, Inc. may fail to meet its publicly announced guidelines or other expectations about its business, which could cause the price of COIN to decline. Coinbase Global, Inc. provides guidance regarding its expected financial and business performance, such as projections regarding sales and production, as well as anticipated future revenues, gross margins, profitability and cash flows. Correctly identifying key factors affecting business conditions and predicting future events is inherently an uncertain process, and the guidance Coinbase Global, Inc. provides may not ultimately be accurate and has in the past been inaccurate in certain respects, such as the timing of new product manufacturing ramps. The guidance is based on certain assumptions such as those relating to global and local economic conditions, anticipated production and sales volumes (which generally are not linear throughout a given period), average sales prices, supplier and commodity costs, and planned cost reductions. If Coinbase Global, Inc.’s guidance is not accurate or varies from actual results due to its inability to meet the assumptions or the impact on its financial performance that could occur as a result of various risks and uncertainties, the market value of common stock issued by Coinbase Global, Inc. could decline significantly.

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Digital Assets Risk. While the Fund will not directly invest in digital assets, it will be subject to the risks associated with digital assets by virtue of its investments in options contracts that reference COIN. The technologies underpinning digital assets are highly disruptive, and the future successes of such technologies are highly uncertain. Further, because the development of digital asset technologies is in a nascent stage, digital asset companies may be rapidly eclipsed by newer and more disruptive technological advances that render current digital assets or technologies outdated or undesirable. Further, digital asset companies may be subject to the risks posed by conflicting intellectual property claims among digital assets, which may reduce confidence in the viability of a digital asset. Because of the uncertainty of digital asset technologies, the values of the securities of these companies may be highly volatile. Digital assets may be traded on exchanges that are unregulated and often located outside the United States. Digital asset exchanges may stop operating or permanently shut down due to fraud, theft, disruption, technical glitches, hackers, malware or security compromises or failures in the underlying blockchain, ledger or software. Digital Assets are also at risk of possible manipulation and vulnerabilities surrounding the use of third-party products, which may be subject to technical defects beyond a company’s control. Further, digital assets are not maintained in traditional custodial arrangements, and instead are typically held in “wallets,” which are public digital addresses accessible only by “private keys.” If a private key is stolen, lost, damaged or destroyed, the digital assets attributable to such private key may be irreversibly lost without the possibility of recovery. Over their short history, digital assets have experienced tremendous price volatility compared to traditional asset classes, and may experience significant illiquidity in stressed market conditions. The values of digital assets should not be expected to be connected or correlated to traditional economic or market forces, and the value of the investments in digital assets could decline rapidly, including to zero, as a digital asset may decline in popularity, acceptance or use, thereby impairing its price.

Financials Companies Risk. Financial companies, such as retail and commercial banks, brokerage firms, insurance companies and financial services companies, are especially subject to the adverse effects of economic recession, currency exchange rates, extensive government regulation, decreases in the availability of capital, volatile interest rates, portfolio concentrations in geographic markets, industries or products (such as commercial and residential real estate loans) and competition from new entrants and blurred distinctions in their fields of business. The extent to which the Fund may invest in a company that engages in securities-related activities or banking is limited by applicable law. Governmental regulation may change frequently and may have significant adverse consequences for companies in the financial sector, including effects not intended by such regulation. The impact of changes in capital requirements, or recent or future regulation, on any financial company or on the financial sector as a whole cannot be predicted. The financials sector can be a target or cyberattacks, and may experience technology malfunctions and disruptions. These risks may be amplified for companies that operate online and digital platforms. In recent years, cyberattacks and technology malfunctions and failures have become increasingly frequent in this sector and have reportedly caused losses to companies in this sector.

Blockchain Related Company Risk. The performance of COIN, and consequently the Fund’s performance, is subject to the risks relating to companies engaged in blockchain related activities. The “blockchain” is a peer to peer, shared, digital ledger that facilitates the process of recording transactions and tracking assets. Cryptocurrencies are digital currencies that use blockchain technology to record and secure every transaction. Blockchain technology is new and its uses are in many cases untested or unclear. Blockchain related companies involved in cryptocurrencies may face volatile rates of adoption and face intense competition and potentially rapid product obsolescence. These companies may also have significant exposure to fluctuations in the spot prices of digital assets, particularly to the extent that demand for a service may increase as the spot price of digital assets increase. Many blockchain companies currently operate under less regulatory scrutiny than traditional financial services companies and banks, but there is significant risk that regulatory oversight could increase in the future. Higher levels of regulation could increase costs and adversely impact the current business models of some blockchain related companies and could even result in the outright prohibition of certain business activities. Any further restrictions imposed by governments on crypto-currency related activities may adversely impact blockchain companies. In contrast, a higher level of certainty relating to governmental regulation could serve to enhance the performance of certain blockchain-related companies. In addition, many blockchain companies store sensitive consumer information and could be the target of cybersecurity attacks and other types of theft, which could have a negative impact on these companies. Access to a given blockchain may require a specific cryptographic key (in effect a string of characters granting unique access to initiate transactions related to specific digital assets) or set of keys, the theft, loss, or destruction of which, either by accident or as a result of the efforts of a third-party, could irrevocably impair a claim to the digital assets stored on that blockchain.

Capital Markets Industry Risk. Capital markets companies may be significantly affected by stock and bank trading activity, changes in governmental regulation, continuing increases in price competition, decreases in fees or fee-related business, including investment banking, brokerage, asset management and other servicing fees, fluctuation in interest rates and other factors which could adversely affect financial markets.

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Derivatives Risk. Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, or funds (including ETFs), interest rates or indexes. The Fund’s investments in derivatives may pose risks in addition to, and greater than, those associated with directly investing in securities or other ordinary investments, including risk related to the market, imperfect correlation with underlying investments or the Fund’s other portfolio holdings, higher price volatility, lack of availability, counterparty risk, liquidity, valuation and legal restrictions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The use of derivatives may result in larger losses or smaller gains than directly investing in securities. When the Fund uses derivatives, there may be an imperfect correlation between the value of COIN and the derivative, which may prevent the Fund from achieving its investment objective. Because derivatives often require only a limited initial investment, the use of derivatives may expose the Fund to losses in excess of those amounts initially invested. In addition, the Fund’s investments in derivatives are subject to the following risks:

Options Contracts. The use of options contracts involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, including the anticipated volatility, which are affected by fiscal and monetary policies and by national and international political, changes in the actual or implied volatility or the reference asset, the time remaining until the expiration of the option contract and economic events. For the Fund in particular, the value of the options contracts in which it invests is substantially influenced by the value of COIN. The Fund may experience substantial downside from specific option positions and certain option positions held by the Fund may expire worthless. The options held by the Fund are exercisable at the strike price on their expiration date. As an option approaches its expiration date, its value typically increasingly moves with the value of the underlying instrument. However, prior to such date, the value of an option generally does not increase or decrease at the same rate at the underlying instrument. There may at times be an imperfect correlation between the movement in the values of options contracts and the underlying instrument, and there may at times not be a liquid secondary market for certain options contracts. The value of the options held by the Fund will be determined based on market quotations or other recognized pricing methods. Additionally, as the Fund intends to continuously maintain indirect exposure to COIN through the use of options contracts, as the options contracts it holds are exercised or expire it will enter into new options contracts, a practice referred to as “rolling.” If the expiring options contracts do not generate proceeds enough to cover the cost of entering into new options contracts, the Fund may experience losses.

Counterparty Risk. The Fund is subject to counterparty risk by virtue of its investments in options contracts. Transactions in some types of derivatives, including options, are required to be centrally cleared (“cleared derivatives”). In a transaction involving cleared derivatives, the Fund’s counterparty is a clearing house rather than a bank or broker. Since the Fund is not a member of clearing houses and only members of a clearing house (“clearing members”) can participate directly in the clearing house, the Fund will hold cleared derivatives through accounts at clearing members. In cleared derivatives positions, the Fund will make payments (including margin payments) to and receive payments from a clearing house through their accounts at clearing members. Customer funds held at a clearing organization in connection with any options contracts are held in a commingled omnibus account and are not identified to the name of the clearing member’s individual customers. As a result, assets deposited by the Fund with any clearing member as margin for options may, in certain circumstances, be used to satisfy losses of other clients of the Fund’s clearing member. In addition, although clearing members guarantee performance of their clients’ obligations to the clearing house, there is a risk that the assets of the Fund might not be fully protected in the event of the clearing member’s bankruptcy, as the Fund would be limited to recovering only a pro rata share of all available funds segregated on behalf of the clearing member’s customers for the relevant account class. The Fund is also subject to the risk that a limited number of clearing members are willing to transact on the Fund’s behalf, which heightens the risks associated with a clearing member’s default. This risk is greater for the Fund as it seeks to hold options contracts on a single security, and not a broader range of options contracts, which may limit the number of clearing members that are willing to transact on the Fund’s behalf. If a clearing member defaults the Fund could lose some or all of the benefits of a transaction entered into by the Fund with the clearing member. If the Fund cannot find a clearing member to transact with on the Fund’s behalf, the Fund may be unable to effectively implement its investment strategy.

Price Participation Risk. The Fund employs an investment strategy that includes the sale of call option contracts, which limits the degree to which the Fund will participate in increases in value experienced by COIN over the Call Period. This means that if COIN experiences an increase in value above the strike price of the sold call options during a Call Period, the Fund will likely not experience that increase to the same extent and may significantly underperform COIN over the Call Period. Additionally, because the Fund is limited in the degree to which it will participate in increases in value experienced by COIN over each Call Period, but has full exposure to any decreases in value experienced by COIN over the Call Period, the NAV of the Fund may decrease over any given time period. The Fund’s NAV is dependent on the value of each options portfolio, which is based principally upon the performance of COIN. The degree of participation in COIN gains the Fund will experience will depend on prevailing market conditions, especially market volatility, at the time the Fund enters into the sold call option contracts and will vary from Call Period to Call Period. The value of the options contracts is affected by changes in the value and dividend rates of COIN, changes in interest rates, changes in the actual or perceived volatility of COIN and the remaining time to the options’ expiration, as well as trading conditions in the options market. As the price of COIN changes and time moves towards the expiration of each Call Period, the value of the options contracts, and therefore the Fund’s NAV, will change. However, it is not expected for the Fund’s NAV to directly correlate on a day-to-day basis with the returns of COIN. The amount of time remaining until the options contract’s expiration date affects the impact of the potential options premiums on the Fund’s NAV, which may not be in full effect until the expiration date of the Fund’s options contracts. Therefore, while changes in the price of the COIN will result in changes to the Fund’s NAV, the Fund generally anticipates that the rate of change in the Fund’s NAV will be different than that experienced by COIN.

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Distribution Risk. The Fund seeks to provide weekly cash distributions. There is no assurance that the Fund will make a distribution in any given week. If the Fund does make distributions, the amounts of such distributions will likely vary greatly from one distribution to the next. Additionally, the weekly distributions, if any, may consist of returns of capital, which would decrease the Fund’s NAV and trading price over time. As a result, an investor may suffer significant losses to their investment. In addition, while the underlying stock may pay dividends, the Fund’s returns will not include any dividends paid by the underlying stock, and any income generated by the Fund may be less than the income generated by a direct investment in the underlying stock.

NAV Erosion Risk Due to Distributions. When the Fund makes a distribution, the Fund’s NAV will typically drop by the amount of the distribution on the related ex-dividend date. The repeated payment of distributions by the Fund, if any, may significantly erode the Fund’s NAV and trading price over time. As a result, an investor may suffer significant losses to their investment.

Call Strategy Risks. The path dependency (i.e., the continued use) of the Fund’s call writing strategy will impact the extent that the Fund participates in the positive price returns of COIN and, in turn, the Fund’s returns, both during the term of the sold call options and over longer time periods. If, for example, each month the Fund were to sell 7% out-of-the-money call options having a one-month term, the Fund’s participation in the positive price returns of COIN will be capped at 7% in any given month. However, over a longer period (e.g., 5 months), the Fund should not be expected to participate fully in the first 35% (i.e., 5 months x 7%) of the positive price returns of COIN, or the Fund may even lose money, even if the COIN share price has appreciated by at least that much over such period, if during any month over that period COIN had a return less than 7%. This example illustrates that both the Fund’s participation in the positive price returns of COIN and its returns will depend not only on the price of COIN but also on the path that COIN takes over time.

Additionally, when implementing the Covered Call Spread Strategy, the use of credit call spreads introduces further complexities and risks. While purchasing a higher-strike call option limits potential losses from the short call position, it also reduces the net premium received, which may result in lower overall returns compared to a stand-alone covered call strategy. If the price of the Underlying Security rises rapidly, the call spread may still cap upside participation, leading to missed profit opportunities. Furthermore, market conditions, such as mispricing between near-the-money and further out-of-the-money options, may impact the effectiveness of the strategy, potentially resulting in lower-than-expected returns or increased losses. The relative pricing of options at different strike levels can vary due to volatility shifts, liquidity constraints, or other market dynamics, adding an additional layer of uncertainty to the Fund’s performance under this strategy.

ETF Risks.

Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that are authorized to purchase and redeem Shares directly from the Fund (known as “Authorized Participants” or “APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services; or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

Cash Redemption Risk. The Fund’s investment strategy may require it to redeem Shares for cash or to otherwise include cash as part of its redemption proceeds. For example, the Fund may not be able to redeem in-kind certain securities held by the Fund (e.g., derivative instruments). In such a case, the Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used. By paying out higher annual capital gain distributions, investors may be subjected to increased capital gains taxes. Additionally, there may be brokerage costs or taxable gains or losses that may be imposed on the Fund in connection with a cash redemption that may not have occurred if the Fund had made a redemption in-kind. These costs could decrease the value of the Fund to the extent they are not offset by a transaction fee payable by an AP.

Costs of Buying or Selling Shares. Buying or selling Shares involves certain costs, including brokerage commissions, other charges imposed by brokers, and bid-ask spreads. The bid-ask spread represents the difference between the price at which an investor is willing to buy Shares and the price at which an investor is willing to sell Shares. The spread varies over time based on the Shares’ trading volume and market liquidity. The spread is generally lower if Shares have more trading volume and market liquidity and higher if Shares have little trading volume and market liquidity. Due to the costs of buying or selling Shares, frequent trading of Shares may reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

Management Risk. The Fund is subject to management risk because it is an actively managed portfolio. In managing the Fund’s investment portfolio, the portfolio managers will apply investment techniques and risk analyses that may not produce the desired result. There can be no guarantee that the Fund will meet its investment objective.

Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant.

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Trading. Although Shares are listed on a national securities exchange, such as NYSE Arca, Inc. (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that an active trading market for the Shares will develop or be maintained or that the Shares will trade with any volume, or at all, on any stock exchange. This risk may be greater for the Fund as it seeks to have indirect exposure to a single underlying stock as opposed to a more diverse portfolio like a traditional pooled investment. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares. Shares trade on the Exchange at market price that may be below, at or above the Fund’s NAV. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. In addition, trading in Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange “circuit breaker” rules. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged. In the event of an unscheduled market close for options contracts that reference a single stock, such as COIN’s securities being halted or a market wide closure, settlement prices will be determined by the procedures of the listing exchange of the options contracts. As a result, the Fund could be adversely affected and be unable to implement its investment strategies in the event of an unscheduled closing.

Economic and Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in the Fund’s portfolio may underperform in comparison to securities in the general financial markets, a particular financial market, or other asset classes, due to a number of factors, including inflation (or expectations for inflation), deflation (or expectations for deflation), interest rates, global demand for particular products or resources, market instability, financial system instability, debt crises and downgrades, embargoes, tariffs, sanctions and other trade barriers, regulatory events, other governmental trade or market control programs and related geopolitical events. In addition, the value of the Fund’s investments may be negatively affected by the occurrence of global events such as war, terrorism, environmental disasters, natural disasters or events, country instability, and infectious disease epidemics or pandemics. The imposition by the U.S. of tariffs on goods imported from foreign countries and reciprocal tariffs levied on U.S. goods by those countries also may lead to volatility and instability in domestic and foreign markets.

High Portfolio Turnover Risk. The Fund may actively and frequently trade all or a significant portion of the Fund’s holdings. A high portfolio turnover rate increases transaction costs, which may increase the Fund’s expenses. Frequent trading may also cause adverse tax consequences for investors in the Fund due to an increase in short-term capital gains.

Inflation Risk. Inflation risk is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the present value of the Fund’s assets and distributions, if any, may decline.

Liquidity Risk. Some securities held by the Fund, including options contracts, may be difficult to sell or be illiquid, particularly during times of market turmoil. This risk is greater for the Fund as it will hold options contracts on a single security, and not a broader range of options contracts. Markets for securities or financial instruments could be disrupted by a number of events, including, but not limited to, an economic crisis, natural disasters, epidemics/pandemics, new legislation or regulatory changes inside or outside the United States. Illiquid securities may be difficult to value, especially in changing or volatile markets. If the Fund is forced to sell an illiquid security at an unfavorable time or price, the Fund may be adversely impacted. Certain market conditions or restrictions, such as market rules related to short sales, may prevent the Fund from limiting losses, realizing gains or achieving a high correlation with COIN. There is no assurance that a security that is deemed liquid when purchased will continue to be liquid. Market illiquidity may cause losses for the Fund.

Money Market Instrument Risk. The Fund may use a variety of money market instruments for cash management purposes, including money market funds, depositary accounts and repurchase agreements. Repurchase agreements are contracts in which a seller of securities agrees to buy the securities back at a specified time and price. Repurchase agreements may be subject to market and credit risk related to the collateral securing the repurchase agreement. Money market instruments, including money market funds, may lose money through fees or other means.

Non-Diversification Risk. Because the Fund is “non-diversified,” it may invest a greater percentage of its assets in the securities of a single issuer or a smaller number of issuers than if it was a diversified fund. As a result, a decline in the value of an investment in a single issuer or a smaller number of issuers could cause the Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio. This may increase the Fund’s volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund’s performance.

Operational Risk. The Fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect the Fund’s ability to meet its investment objective. Although the Fund and Adviser seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

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Single Issuer Risk. Issuer-specific attributes may cause an investment in the Fund to be more volatile than a traditional pooled investment which diversifies risk or the market generally. The value of the Fund, which focuses on an individual security (COIN), may be more volatile than a traditional pooled investment or the market as a whole and may perform differently from the value of a traditional pooled investment or the market as a whole.

Tax Risk. The Fund intends to elect and to qualify each year to be treated as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (“Code”). As a RIC, the Fund will not be subject to U.S. federal income tax on the portion of its net investment income and net capital gain that it distributes to Shareholders, provided that it satisfies certain requirements of the Code. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund’s taxable income will be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. To comply with the asset diversification test applicable to a RIC, the Fund will attempt to ensure that the value of options it holds is never 25% of the total value of Fund assets at the close of any quarter. If the Fund’s investments in options were to exceed 25% of the Fund’s total assets at the end of a tax quarter, the Fund, generally, has a grace period to cure such lack of compliance. If the Fund fails to timely cure, it may no longer be eligible to be treated as a RIC.

U.S. Government and U.S. Agency Obligations Risk. The Fund may invest in securities issued by the U.S. government or its agencies or instrumentalities. U.S. Government obligations include securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, such as the U.S. Treasury. Payment of principal and interest on U.S. Government obligations may be backed by the full faith and credit of the United States or may be backed solely by the issuing or guaranteeing agency or instrumentality itself. In the latter case, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, which agency or instrumentality may be privately owned. There can be no assurance that the U.S. Government would provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) where it is not obligated to do so.

Performance

The following performance information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance over time. The following bar chart shows the Fund’s annual returns. The table illustrates how the Fund’s average annual returns for the 1-year and since inception periods compare with those of a broad measure of market performance. Although past performance of the Fund is no guarantee of how it will perform in the future, historical performance may give you some indication of the risks of investing in the Fund. Updated performance information is available on the Fund’s website at www.yieldmaxetfs.com.

Calendar Year Ended December 31,

30%
20%
10%
0%
-10%
-20%
-30%
25.11%
-25.49%
2024
2025

During the period of time shown in the bar chart, the Fund’s highest quarterly return was 59.02% for the quarter ended June 30, 2025 and the lowest quarterly return was -29.81% for the quarter ended December 31, 2025.

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Average Annual Total Returns

For the Periods Ended December 31, 2025

	1 Year	Since Inception August 14, 2023
Return Before Taxes	-25.49%	23.67%
Return After Taxes on Distributions	-26.28%	10.39%
Return After Taxes on Distributions and Sale of Fund Shares	-14.94%	15.03%
S&P 500® Total Return Index (reflects no deduction for fees, expenses, or taxes)(1)	17.88%	21.05%

(1)	The S&P 500® Total Return Index is a free-float market capitalization-weighted index of 500 of the largest U.S. companies. The index is calculated on a total return basis with dividends reinvested.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period covered by the table above and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Shares through tax-deferred or other tax-advantaged arrangements such as an individual retirement account (“IRA”).

Management

Investment Adviser: Tidal Investments LLC (the “Adviser”) serves as investment adviser to the Fund.

Portfolio Managers:

The following individuals are jointly and primarily responsible for the day-to-day management of the Fund.

Jay Pestrichelli, Portfolio Manager for the Adviser, has been a portfolio manager of the Fund since its inception in 2023.

Scott Snyder, Portfolio Manager for the Adviser, has been a portfolio manager of the Fund since February of 2026.

Matt Brandt, Portfolio Manager for the Adviser, has been a portfolio manager of the Fund since February of 2026.

Purchase and Sale of Shares

The Fund issues and redeems Shares at NAV only in large blocks known as “Creation Units,” which only Authorized Participants (APs) (typically, broker-dealers) may purchase or redeem. The Fund generally issues and redeems Creation Units in exchange for a portfolio of securities (the “Deposit Securities”) and/or a designated amount of U.S. cash.

Shares are listed on the Exchange, and individual Shares may only be bought and sold in the secondary market through brokers at market prices, rather than NAV. Because Shares trade at market prices rather than NAV, Shares may trade at a price greater than NAV (premium) or less than NAV (discount).

An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Shares (the “bid” price) and the lowest price a seller is willing to accept for Shares (the “ask” price) when buying or selling Shares in the secondary market. This difference in bid and ask prices is often referred to as the “bid-ask spread.”

Information regarding the Fund’s NAV, market price, how often Shares traded on the Exchange at a premium or discount, and the median bid-ask spreads can be found on the Fund’s website at www.yieldmaxetfs.com.

Tax Information

Fund distributions are generally taxable as ordinary income, qualified dividend income, or capital gains (or a combination), unless an investment is in an individual retirement account (“IRA”) or other tax-advantaged account. Distributions on investments made through tax-deferred arrangements may be taxed later upon withdrawal of assets from those accounts.

Financial Intermediary Compensation

If you purchase Shares through a broker-dealer or other financial intermediary (such as a bank) (an “Intermediary”), the Adviser or its affiliates may pay Intermediaries for certain activities related to the Fund, including participation in activities that are designed to make Intermediaries more knowledgeable about exchange-traded products, including the Fund, or for other activities, such as marketing, educational training, or other initiatives related to the sale or promotion of Shares. These payments may create a conflict of interest by influencing the Intermediary and your salesperson to recommend the Fund over another investment. Any such arrangements do not result in increased Fund expenses. Ask your salesperson or visit the Intermediary’s website for more information.

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YieldMax® DIS Option Income Strategy ETF - FUND SUMMARY

Investment Objective

The Fund’s primary investment objective is to seek current income. The Fund’s secondary investment objective is to seek exposure to the share price of the common stock of The Walt Disney Company (“DIS” or “Underlying Security”), subject to a limit on potential investment gains.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Annual Fund Operating Expenses(1) (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.99%
Distribution and Service (12b-1) Fees	None
Other Expenses (includes interest and tax expense)	0.22%
Total Annual Fund Operating Expenses	1.21%

(1)	The Fund’s investment adviser, Tidal Investments LLC (the “Adviser”), a Tidal Financial Group company, will pay, or require a sub-adviser to pay, all expenses incurred by the Fund (except for advisory fees and sub-advisory fees, as the case may be) excluding interest charges on any borrowings made for investment purposes, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the “1940 Act”), and litigation expenses and other non-routine or extraordinary expenses.

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem or hold all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example does not take into account brokerage commissions that you may pay on your purchases and sales of Shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 years
$123	$384	$665	$1,466

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the expense example above, affect the Fund’s performance. During the most recent fiscal year ended October 31, 2025, the Fund’s portfolio turnover rate was 62% of the average value of its portfolio.

Principal Investment Strategies

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks current income while providing indirect exposure to the share price (i.e., the price returns) of the Underlying Security, subject to participation in a portion of potential investment gains. The Fund will employ its investment strategy as it relates to the Underlying Security regardless of whether there are periods of adverse market, economic, or other conditions and will not take temporary defensive positions during such periods. As further described below, the Fund uses either a synthetic covered call strategy or a synthetic covered call spread strategy to seek to generate options premiums and provide indirect exposure to the share price returns of the Underlying Security, subject to participation in a portion of potential investment gains as a result of the nature of the options strategy it employs. That is, the Fund not only seeks to generate options premiums but also aims to derive gains when the value of the Underlying Security increases. The Fund’s options contracts provide:

●	indirect exposure to the share price returns of the Underlying Security,
●	option premiums, and
●	participation in a portion of gains, if any, of the share price returns of the Underlying Security.

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For more information, see sections “The Fund’s Use of Underlying Security Option Contracts” and “Synthetic Covered Call Strategy” below.

Why invest in the Fund?

●	The Fund seeks to generate weekly cash distributions, which is not dependent on the price appreciation of the Underlying Security.
●	The Fund seeks to participate in a portion of the gains experienced by the Underlying Security.

That is, although the Fund may not fully participate in gains in the Underlying Security’s stock price, the Fund’s portfolio is designed to generate options premiums.

An Investment in the Fund is not an investment in the Underlying Security.

●	The Fund’s strategy will capture only a portion of its potential gains if the Underlying Security’s stock price increase in value.
●	The Fund’s strategy is subject to all potential losses if the Underlying Security’s stock price decrease in value, which may not be offset by the options premiums received by the Fund.
●	The Fund does not invest directly in the Underlying Security.
●	Fund shareholders are not entitled to any Underlying Security dividends.

While the Fund seeks to provide current income pursuant to its investment objective, a portion (sometimes significant) of the Fund’s distributions may be classified as return of capital (“ROC”) for financial or tax reporting purposes. Generally speaking, ROC refers to the portion of a distribution from an investment that represents a return of the original investment (principal) rather than income or profit. Accordingly, such distributions do not necessarily reflect the Fund’s income or yield. See the prospectus section titled “Additional Information About the Funds” for more information about option premiums and ROC.

Additional information regarding the Underlying Security is also set forth below.

The Fund’s Use of Underlying Security Option Contracts

As part of the Fund’s synthetic covered call strategy and synthetic covered call spread strategy, the Fund will purchase and sell a combination of standardized exchange-traded and FLexible EXchange® (“FLEX”) call and put option contracts that are based on the value of the price returns of the Underlying Security.

●	In general, an option contract gives the purchaser of the option contract the right to purchase (for a call option) or sell (for a put option) the underlying asset (like shares of the Underlying Security) at a specified price (the “strike price”).
●	If exercised, an option contract obligates the seller to deliver shares (for a sold or “short” call) or buy shares (for a sold or “short” put) of the underlying asset at a specified price (the “strike price”).
●	Options contracts must be exercised or traded to close within a specified time frame, or they expire. See the chart in section “Fund Portfolio” below for a description of the option contracts utilized by the Fund.

Standardized exchange-traded options include standardized terms. FLEX options are also exchange-traded, but they allow for customizable terms (e.g., the strike price can be negotiated). For more information on FLEX options, see “Additional Information about the Funds – Exchange Traded Options Portfolio.”

The Fund’s options contracts are based on the value of the Underlying Security, which gives the Fund the right or obligation to receive or deliver shares of the Underlying Security on the expiration date of the applicable option contract in exchange for the stated strike price, depending on whether the option contract is a call option or a put option, and whether the Fund purchases or sells the option contract.

Synthetic Covered Call Strategy

In seeking to achieve its investment objective, the Fund may implement a “synthetic covered call” strategy using the standardized exchange-traded and FLEX options described above.

●	A traditional covered call strategy is an investment strategy where an investor (the Fund) sells a call option on an underlying security it owns.
●	A synthetic covered call strategy is similar to a traditional covered call strategy in that the investor sells a call option that is based on the value of the underlying security. However, in a synthetic covered call strategy, the investor (the Fund) does not own the underlying security, but rather seeks to synthetically replicate 100% of the price movements of the underlying security through the use of various investment instruments.

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The Fund’s synthetic covered call strategies consists of the following three elements, each of which is described in greater detail farther below:

●	Synthetic long exposure to the Underlying Security, which allows the Fund to seek to participate in the changes, up or down, in the price of shares of the Underlying Security.
●	Covered call writing (where the Underlying Security’s call options are sold against the synthetic long portion of the strategy), which allows the Fund to generate options premiums.
●	U.S. Treasuries, which are used for collateral for the options, and which generate income.

1.	Synthetic Long Exposure

To achieve a synthetic long exposure to the Underlying Security, the Fund will buy the Underlying Security’s call options and, simultaneously, sell the Underlying Security’s put options to try to replicate the price movements of the Underlying Security. The call options purchased by the Fund and the put options sold by the Fund will generally have one-month to six-month terms and strike prices that are approximately equal to the then-current share price of the Underlying Security at the time the contracts are purchased and sold, respectively. The combination of the long call options and sold put options provides the Fund with indirect investment exposure equal to approximately 100% of the Underlying Security for the duration of the applicable options exposure.

2.	Covered Call Strategies

Covered Call Strategy

As part of its strategy, the Fund will write (sell) call option contracts on the Underlying Security to generate options premiums. Since the Fund does not directly own the Underlying Security, these written call options will be sold short (i.e., selling a position it does not currently own). The Fund will seek to participate in the share price appreciation of the Underlying Security, if any. However, due to the nature of covered call strategies, the Fund’s participation may be subject to a cap (as described below). In this strategy, the call options written (sold) by the Fund will generally have 1- month or less expiration dates (the “Call Period”) and generally have a strike price that is approximately 0%-15% above the then-current share price of the Underlying Security.

It is important to note that the sale of the Underlying Security call option contracts will limit the Fund’s participation in the appreciation in the Underlying Security’s stock price. If the stock price of the Underlying Security increases, the above-referenced synthetic long exposure alone would allow the Fund to experience similar percentage gains. However, if the Underlying Security’s stock price appreciates beyond the strike price of one or more of the sold (short) call option contracts, the Fund will lose money on those short call positions, and the losses will, in turn, limit the upside return of the Fund’s synthetic long exposure. As a result, the Fund’s overall strategy (i.e., the combination of the synthetic long exposure to the Underlying Security and the sold (short) the Underlying Security call positions) will limit the Fund’s participation in gains in the Underlying Security’s stock price beyond a certain point.

Covered Call Spread Strategy

The Adviser will employ the Covered Call Spread Strategy when it believes it is a better strategy for the Fund as compared to the Covered Call Strategy. The Fund may write (sell) credit call spreads (described below) rather than stand-alone call option contracts to seek greater participation in the potential appreciation of its Underlying Security’s share price, while still generating net options premiums. The Adviser will primarily employ this covered call spread strategy when it believes that the share price of its Underlying Security is likely to rise significantly in the short term (e.g., following a substantial selloff or overall positive market news). Additionally, the Adviser may use this strategy in other scenarios (e.g., if the market is undervaluing further out-of-the-money options relative to near-the-money options), where it believes the use of credit call spreads may prove more advantageous to the Fund’s total return than the covered call strategy.

A credit call spread involves selling a call option while simultaneously buying a call option with a higher strike price, both with the same expiration date. By writing credit call spreads, the Fund can potentially offset losses incurred from its short call positions if the Underlying Security’s share price rises above the strike price.

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3.	U.S. Treasuries

The Fund will hold short-term U.S. Treasury securities as collateral in connection with the Fund’s synthetic covered call strategy. The Fund may also invest in pooled vehicles (e.g., mutual funds and ETFs) that invest in U.S Treasuries.

The Fund intends to continuously maintain indirect exposure to the Underlying Security through the use of options contracts. As the options contracts it holds are exercised or expire it may enter into new options contracts, a practice referred to as “rolling.” The Fund’s practice of rolling options may result in high portfolio turnover.

Fund’s Weekly Distributions

The Fund will seek to provide weekly cash distributions. The Fund will seek to generate such distributions in the following ways:

●	Writing (selling) call option contracts on its Underlying Security as described above to generate options premiums. A premium, in this context, refers to the price the option buyer pays to the option seller (the Fund) for the rights granted by the option. The amount of these premiums is largely affected by the fluctuations in the Underlying Security’s stock prices. However, other elements like interest rates can also influence the level of premiums.
●	Investing in short-term U.S. Treasury securities. The income generated by these securities will be influenced by interest rates at the time of investment.
●	In addition, the Fund’s use of the Synthetic Covered Call Spread Strategy may occasionally allow it to capture a substantial portion of any significant increase in the price of its Underlying Security. When this happens, the Fund could receive profits exceeding the initial cost of the call options, and the Fund’s distributions may include some of those profits.

Fund’s Return Profile vs its Underlying Security

For the reasons stated above, the Fund’s performance will differ from that of the Underlying Security’s stock price. The performance differences will depend on, among other things, the price of the Underlying Security, changes in the value of the Underlying Security options contracts the Fund holds, and changes in the value of the U.S. Treasuries.

Fund Portfolio

Principal Holdings
Portfolio Holdings (All options are based on the value of the Underlying Security)	Investment Terms	Expected Target Maturity
Purchased call option contracts

“at-the-money” (i.e., the strike price is equal to the then-current share price of the Underlying Security at the time of purchase) to provide indirect exposure to positive price returns of the Underlying Security.

If the Underlying Security share price increases, these options will generate corresponding increases to the Fund.

1-month to 6-month expiration dates
Sold put option contracts

“at-the-money” (i.e., the strike price is equal to the then-current share price of the Underlying Security at the time of sale).

They are sold to help pay for the purchased call options described above.

However, the sold put option contracts provide exposure to the full extent of any share price losses experienced by the Underlying Security.

1-month to 6-month expiration dates
Sold (short) call option contracts (Covered Call Strategy)

The strike price is approximately 0%-15% more than the then-current share price of the Underlying Security at the time of sale.

They generate options premiums. However, they also limit some potential positive returns that the Fund may have otherwise experienced from gains in the Underlying Security’s share price.

1-month or less expiration dates
Sold (short) call option contracts (Covered Call Spread Strategy)

The strike price is approximately 0%-15% more than the then-current share price of the Fund’s Underlying Security at the time of sale.

Sold call option contracts provide inverse exposure to the full extent of any increases in the value experienced by the Fund’s Underlying Security, minus the premium received.

1-month or less expiration dates
Purchased call option contracts (Covered Call Spread Strategy)

“out-of-the-money” (i.e., the strike price is above the strike price of the corresponding Covered Call Spread Strategy sold call).

Bought call option contracts provide exposure to the full extent of any increases in the value experienced by the Fund’s Underlying Security above the option’s strike price.

1-month or less expiration dates
U.S Treasury Securities and Cash

Multiple series of U.S. Treasury Bills supported by the full faith and credit of the U.S. government.

These instruments are used as collateral for the Fund’s derivative investments.

They will also generate income.

6-month to 2-year maturities

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The market value of the cash and treasuries held by the Fund is expected to be between 50% and 100% of the Fund’s net assets and the market value of the options package is expected to be between 0% and 50% of the Fund’s net assets. In terms of notional value, the combination of these investment instruments provides indirect investment exposure to DIS equal to at least 95% of the Fund’s total assets.

Under normal circumstances, the Fund will invest at least 80% of its net assets, plus borrowings for investment purposes, in securities and financial instruments that provide indirect exposure to DIS.

The Fund is classified as “non-diversified” under the 1940 Act.

There is no guarantee that the Fund’s investment strategy will be properly implemented, and an investor may lose some or all of its investment.

The Walt Disney Company (“DIS”)

DIS is a diversified worldwide entertainment company with operations in two segments: Disney Media and Entertainment Distribution (DMED) and Disney Parks, Experiences and Products (DPEP). DIS is listed on the New York Stock Exchange. Per DIS’ most recent Form 10-K filing, the aggregate market value of common stock as of the most recent available data at time of drafting this prospectus (March 31, 2025) held by non-affiliates of DIS was approximately $176.6 billion.

DIS is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the SEC by DIS pursuant to the Exchange Act can be located by reference to the SEC file number 001-38842 through the SEC’s website at www.sec.gov. In addition, information regarding DIS may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

This document relates only to the securities offered hereby and does not relate to DIS or other securities of DIS. The Fund has derived all disclosures contained in this document regarding DIS from the publicly available documents. None of the Fund, the Trust, the Adviser, or their respective affiliates has participated in the preparation of such publicly available offering documents or made any due diligence inquiry regarding such documents with respect to DIS. None of the Fund, the Trust, the Adviser, or their respective affiliates makes any representation that such publicly available documents or any other publicly available information regarding DIS is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date hereof (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of DIS (and therefore the price of the Fund at the time we price the securities) have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of or failure to disclose material future events concerning DIS could affect the value received with respect to the securities and therefore the value of the securities.

None of the Fund, the Trust, the Adviser, or their respective affiliates makes any representation to you as to the performance of DIS.

NONE OF THE FUND, TIDAL TRUST II, OR TIDAL INVESTMENTS LLC IS AFFILIATED, CONNECTED, OR ASSOCIATED WITH DIS. THE FUND WAS NOT DEVELOPED OR CREATED BY, AND IS NOT SPONSORED, ENDORSED, OR APPROVED BY, DIS.

Moreover, DIS has not participated in the development of the Fund’s investment strategy. DIS does not select or approve the Fund’s portfolio holdings, nor does it participate in the construction, design, or implementation of the Fund. DIS does not provide any assurances, guarantees, or representations regarding the Fund or its performance. Nothing herein shall be construed as an offer of any security by DIS.

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None of the Fund, the Trust, the Adviser, or their respective affiliates claim any ownership interest in any trademarks owned by The Walt Disney Company or DIS. All rights in the trademarks are reserved by their respective owners.

Due to the Fund’s investment strategy, the Fund’s investment exposure is concentrated in (or substantially exposed to) the same industry as that assigned to DIS. As of the date of the Prospectus, DIS is assigned to the entertainment industry.

Principal Investment Risks

The principal risks of investing in the Fund are summarized below. As with any investment, there is a risk that you could lose all or a portion of your investment in the Fund. Some or all of these risks may adversely affect the Fund’s net asset value (“NAV”) per share, trading price, yield, total return, and/or ability to meet its objective. For more information about the risks of investing in the Fund, see the section in the Fund’s Prospectus titled “Additional Information About the Funds—Principal Risks of Investing in the Funds.”

An investment in the Fund entails risk. The Fund may not achieve its investment objective and there is a risk that you could lose all of your money invested in the Fund. The Fund is not a complete investment program. It is important that investors closely review all of the risks listed below and understand them before making an investment in the Fund.

Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which they appear.

DIS Risk. The Fund invests in options contracts that are based on the value of DIS. This subjects the Fund to certain of the same risks as if it owned shares of DIS, even though it does not. By virtue of the Fund’s investments in options contracts that are based on the value of DIS, the Fund may also be subject to the following risks:

Indirect Investment in DIS Risk. DIS is not affiliated with the Trust, the Fund, the Adviser, or their respective affiliates and is not involved with this offering in any way and has no obligation to consider your Shares in taking any corporate actions that might affect the value of Shares. Investors in the Fund will not have voting rights and will not be able to influence management of DIS but will be exposed to the performance of DIS (the underlying stock). Investors in the Fund will not have rights to receive dividends or other distributions or any other rights with respect to the underlying stock but will be subject to declines in the performance of the underlying stock.

DIS Trading Risk. The trading price of DIS may be highly volatile and could continue to be subject to wide fluctuations in response to various factors. The stock market in general, and the market for technology companies in particular, has experienced extreme price and volume fluctuations that have often been unrelated or disproportionate to the operating performance of those companies. In particular, a large proportion of DIS may be traded by short sellers which may put pressure on the supply and demand for the common stock of DIS, further influencing volatility in its market price. Public perception and other factors outside of the control of DIS may additionally impact DIS’s stock price due to DIS garnering a disproportionate degree of public attention, regardless of actual operating performance. In addition, in the past, following periods of volatility in the overall market and the market price of a particular company’s securities, securities class action litigation has often been instituted against companies such as these. Moreover, stockholder litigation like this has been filed against DIS in the past. While DIS continues to defend such actions, any judgment against DIS, or any future stockholder litigation could result in substantial costs and a diversion of the management of DIS’s attention and resources. If DIS trading is halted, trading in Shares of the Fund may be impacted, either temporarily or indefinitely.

DIS Performance Risk. DIS may fail to meet its publicly announced guidelines or other expectations about its business, which could cause the price of DIS to decline. DIS provides guidance regarding its expected financial and business performance, such as projections regarding sales and production, as well as anticipated future revenues, gross margins, profitability and cash flows. Correctly identifying key factors affecting business conditions and predicting future events is inherently an uncertain process, and the guidance DIS provides may not ultimately be accurate and has in the past been inaccurate in certain respects, such as the timing of new product manufacturing ramps. The guidance is based on certain assumptions such as those relating to global and local economic conditions, anticipated production and sales volumes (which generally are not linear throughout a given period), average sales prices, supplier and commodity costs, and planned cost reductions. If DIS’s guidance is not accurate or varies from actual results due to its inability to meet the assumptions or the impact on its financial performance that could occur as a result of various risks and uncertainties, the market value of common stock issued by DIS could decline significantly.

Movies and Entertainment Industries Risk. The entertainment industry is highly competitive and relies on consumer spending and the availability of disposable income for success. The prices of the securities of companies in the movies and entertainment industries may fluctuate widely due to competitive pressures, heavy expenses incurred for research and development of products, problems related to bringing products to market, consumer preferences and rapid obsolescence of products. Changes in technology and consumer consumption patterns may also impact the demand for entertainment products, revenue generation, and production costs. Legislative or regulatory changes and increased government supervision also may affect companies in the movies and entertainment industries.

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Intellectual Property Risk. The value to DIS of its IP is dependent on the scope and duration of its rights as defined by applicable laws in the U.S. and abroad and the manner in which those laws are construed. Where those laws are drafted or interpreted in ways that limit the extent or duration of DIS’s rights, or if existing laws are changed, its ability to generate revenue from its IP may decrease, or the cost of obtaining and maintaining rights may increase. In the United States and countries that look to the United States copyright term when shorter than their own, the copyright term for early works and the specific early versions of characters depicted in those works expires at the end of the 95th calendar year after the date the copyright was originally secured in the United States. The terms of some copyrights for IP related to some of DIS’s products and services have expired, and other copyrights will expire in the future. For example, the copyright term for the short film Steamboat Willie (1928) and early versions of characters depicted in this film have expired. As copyrights expire, DIS expects that revenues generated from such IP will be negatively impacted to some extent.

Derivatives Risk. Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, or funds (including ETFs), interest rates or indexes. The Fund’s investments in derivatives may pose risks in addition to, and greater than, those associated with directly investing in securities or other ordinary investments, including risk related to the market, imperfect correlation with underlying investments or the Fund’s other portfolio holdings, higher price volatility, lack of availability, counterparty risk, liquidity, valuation and legal restrictions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The use of derivatives may result in larger losses or smaller gains than directly investing in securities. When the Fund uses derivatives, there may be an imperfect correlation between the value of DIS and the derivative, which may prevent the Fund from achieving its investment objective. Because derivatives often require only a limited initial investment, the use of derivatives may expose the Fund to losses in excess of those amounts initially invested. In addition, the Fund’s investments in derivatives are subject to the following risks:

Options Contracts. The use of options contracts involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, including the anticipated volatility, which are affected by fiscal and monetary policies and by national and international political, changes in the actual or implied volatility or the reference asset, the time remaining until the expiration of the option contract and economic events. For the Fund in particular, the value of the options contracts in which it invests is substantially influenced by the value of DIS. The Fund may experience substantial downside from specific option positions and certain option positions held by the Fund may expire worthless. The options held by the Fund are exercisable at the strike price on their expiration date. As an option approaches its expiration date, its value typically increasingly moves with the value of the underlying instrument. However, prior to such date, the value of an option generally does not increase or decrease at the same rate at the underlying instrument. There may at times be an imperfect correlation between the movement in the values of options contracts and the underlying instrument, and there may at times not be a liquid secondary market for certain options contracts. The value of the options held by the Fund will be determined based on market quotations or other recognized pricing methods. Additionally, as the Fund intends to continuously maintain indirect exposure to DIS through the use of options contracts, as the options contracts it holds are exercised or expire it will enter into new options contracts, a practice referred to as “rolling.” If the expiring options contracts do not generate proceeds enough to cover the cost of entering into new options contracts, the Fund may experience losses.

Counterparty Risk. The Fund is subject to counterparty risk by virtue of its investments in options contracts. Transactions in some types of derivatives, including options, are required to be centrally cleared (“cleared derivatives”). In a transaction involving cleared derivatives, the Fund’s counterparty is a clearing house rather than a bank or broker. Since the Fund is not a member of clearing houses and only members of a clearing house (“clearing members”) can participate directly in the clearing house, the Fund will hold cleared derivatives through accounts at clearing members. In cleared derivatives positions, the Fund will make payments (including margin payments) to and receive payments from a clearing house through their accounts at clearing members. Customer funds held at a clearing organization in connection with any options contracts are held in a commingled omnibus account and are not identified to the name of the clearing member’s individual customers. As a result, assets deposited by the Fund with any clearing member as margin for options may, in certain circumstances, be used to satisfy losses of other clients of the Fund’s clearing member. In addition, although clearing members guarantee performance of their clients’ obligations to the clearing house, there is a risk that the assets of the Fund might not be fully protected in the event of the clearing member’s bankruptcy, as the Fund would be limited to recovering only a pro rata share of all available funds segregated on behalf of the clearing member’s customers for the relevant account class. The Fund is also subject to the risk that a limited number of clearing members are willing to transact on the Fund’s behalf, which heightens the risks associated with a clearing member’s default. This risk is greater for the Fund as it seeks to hold options contracts on a single security, and not a broader range of options contracts, which may limit the number of clearing members that are willing to transact on the Fund’s behalf. If a clearing member defaults the Fund could lose some or all of the benefits of a transaction entered into by the Fund with the clearing member. If the Fund cannot find a clearing member to transact with on the Fund’s behalf, the Fund may be unable to effectively implement its investment strategy.

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Price Participation Risk. The Fund employs an investment strategy that includes the sale of call option contracts, which limits the degree to which the Fund will participate in increases in value experienced by DIS over the Call Period. This means that if DIS experiences an increase in value above the strike price of the sold call options during a Call Period, the Fund will likely not experience that increase to the same extent and may significantly underperform DIS over the Call Period. Additionally, because the Fund is limited in the degree to which it will participate in increases in value experienced by DIS over each Call Period, but has full exposure to any decreases in value experienced by DIS over the Call Period, the NAV of the Fund may decrease over any given time period. The Fund’s NAV is dependent on the value of each options portfolio, which is based principally upon the performance of DIS. The degree of participation in DIS gains the Fund will experience will depend on prevailing market conditions, especially market volatility, at the time the Fund enters into the sold call option contracts and will vary from Call Period to Call Period. The value of the options contracts is affected by changes in the value and dividend rates of DIS, changes in interest rates, changes in the actual or perceived volatility of DIS and the remaining time to the options’ expiration, as well as trading conditions in the options market. As the price of DIS changes and time moves towards the expiration of each Call Period, the value of the options contracts, and therefore the Fund’s NAV, will change. However, it is not expected for the Fund’s NAV to directly correlate on a day-to-day basis with the returns of DIS. The amount of time remaining until the options contract’s expiration date affects the impact of the potential options premiums on the Fund’s NAV, which may not be in full effect until the expiration date of the Fund’s options contracts. Therefore, while changes in the price of the DIS will result in changes to the Fund’s NAV, the Fund generally anticipates that the rate of change in the Fund’s NAV will be different than that experienced by DIS.

Distribution Risk. The Fund seeks to provide weekly cash distributions. There is no assurance that the Fund will make a distribution in any given week. If the Fund does make distributions, the amounts of such distributions will likely vary greatly from one distribution to the next. Additionally, the weekly distributions, if any, may consist of returns of capital, which would decrease the Fund’s NAV and trading price over time. As a result, an investor may suffer significant losses to their investment. In addition, while the underlying stock may pay dividends, the Fund’s returns will not include any dividends paid by the underlying stock, and any income generated by the Fund may be less than the income generated by a direct investment in the underlying stock.

NAV Erosion Risk Due to Distributions. When the Fund makes a distribution, the Fund’s NAV will typically drop by the amount of the distribution on the related ex-dividend date. The repeated payment of distributions by the Fund, if any, may significantly erode the Fund’s NAV and trading price over time. As a result, an investor may suffer significant losses to their investment.

Call Strategy Risks. The path dependency (i.e., the continued use) of the Fund’s call writing strategy will impact the extent that the Fund participates in the positive price returns of DIS and, in turn, the Fund’s returns, both during the term of the sold call options and over longer time periods. If, for example, each month the Fund were to sell 7% out-of-the-money call options having a one-month term, the Fund’s participation in the positive price returns of DIS will be capped at 7% in any given month. However, over a longer period (e.g., 5 months), the Fund should not be expected to participate fully in the first 35% (i.e., 5 months x 7%) of the positive price returns of DIS, or the Fund may even lose money, even if the DIS share price has appreciated by at least that much over such period, if during any month over that period DIS had a return less than 7%. This example illustrates that both the Fund’s participation in the positive price returns of DIS and its returns will depend not only on the price of DIS but also on the path that DIS takes over time.

Additionally, when implementing the Covered Call Spread Strategy, the use of credit call spreads introduces further complexities and risks. While purchasing a higher-strike call option limits potential losses from the short call position, it also reduces the net premium received, which may result in lower overall returns compared to a stand-alone covered call strategy. If the price of the Underlying Security rises rapidly, the call spread may still cap upside participation, leading to missed profit opportunities. Furthermore, market conditions, such as mispricing between near-the-money and further out-of-the-money options, may impact the effectiveness of the strategy, potentially resulting in lower-than-expected returns or increased losses. The relative pricing of options at different strike levels can vary due to volatility shifts, liquidity constraints, or other market dynamics, adding an additional layer of uncertainty to the Fund’s performance under this strategy.

ETF Risks.

Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that are authorized to purchase and redeem Shares directly from the Fund (known as “Authorized Participants” or “APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services; or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

Cash Redemption Risk. The Fund’s investment strategy may require it to redeem Shares for cash or to otherwise include cash as part of its redemption proceeds. For example, the Fund may not be able to redeem in-kind certain securities held by the Fund (e.g., derivative instruments). In such a case, the Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used. By paying out higher annual capital gain distributions, investors may be subjected to increased capital gains taxes. Additionally, there may be brokerage costs or taxable gains or losses that may be imposed on the Fund in connection with a cash redemption that may not have occurred if the Fund had made a redemption in-kind. These costs could decrease the value of the Fund to the extent they are not offset by a transaction fee payable by an AP.

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Costs of Buying or Selling Shares. Buying or selling Shares involves certain costs, including brokerage commissions, other charges imposed by brokers, and bid-ask spreads. The bid-ask spread represents the difference between the price at which an investor is willing to buy Shares and the price at which an investor is willing to sell Shares. The spread varies over time based on the Shares’ trading volume and market liquidity. The spread is generally lower if Shares have more trading volume and market liquidity and higher if Shares have little trading volume and market liquidity. Due to the costs of buying or selling Shares, frequent trading of Shares may reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

Management Risk. The Fund is subject to management risk because it is an actively managed portfolio. In managing the Fund’s investment portfolio, the portfolio managers will apply investment techniques and risk analyses that may not produce the desired result. There can be no guarantee that the Fund will meet its investment objective.

Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant.

Trading. Although Shares are listed on a national securities exchange, such as NYSE Arca, Inc. (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that an active trading market for the Shares will develop or be maintained or that the Shares will trade with any volume, or at all, on any stock exchange. This risk may be greater for the Fund as it seeks to have indirect exposure to a single underlying stock as opposed to a more diverse portfolio like a traditional pooled investment. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares. Shares trade on the Exchange at a market price that may be below, at or above the Fund’s NAV. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. In addition, trading in Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange “circuit breaker” rules. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged. In the event of an unscheduled market close for options contracts that reference a single stock, such as DIS’s securities being halted or a market wide closure, settlement prices will be determined by the procedures of the listing exchange of the options contracts. As a result, the Fund could be adversely affected and be unable to implement its investment strategies in the event of an unscheduled closing.

Economic and Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in the Fund’s portfolio may underperform in comparison to securities in the general financial markets, a particular financial market, or other asset classes, due to a number of factors, including inflation (or expectations for inflation), deflation (or expectations for deflation), interest rates, global demand for particular products or resources, market instability, financial system instability, debt crises and downgrades, embargoes, tariffs, sanctions and other trade barriers, regulatory events, other governmental trade or market control programs and related geopolitical events. In addition, the value of the Fund’s investments may be negatively affected by the occurrence of global events such as war, terrorism, environmental disasters, natural disasters or events, country instability, and infectious disease epidemics or pandemics. The imposition by the U.S. of tariffs on goods imported from foreign countries and reciprocal tariffs levied on U.S. goods by those countries also may lead to volatility and instability in domestic and foreign markets.

High Portfolio Turnover Risk. The Fund may actively and frequently trade all or a significant portion of the Fund’s holdings. A high portfolio turnover rate increases transaction costs, which may increase the Fund’s expenses. Frequent trading may also cause adverse tax consequences for investors in the Fund due to an increase in short-term capital gains.

Inflation Risk. Inflation risk is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the present value of the Fund’s assets and distributions, if any, may decline.

Liquidity Risk. Some securities held by the Fund, including options contracts, may be difficult to sell or be illiquid, particularly during times of market turmoil. This risk is greater for the Fund as it will hold options contracts on a single security, and not a broader range of options contracts. Markets for securities or financial instruments could be disrupted by a number of events, including, but not limited to, an economic crisis, natural disasters, epidemics/pandemics, new legislation or regulatory changes inside or outside the United States. Illiquid securities may be difficult to value, especially in changing or volatile markets. If the Fund is forced to sell an illiquid security at an unfavorable time or price, the Fund may be adversely impacted. Certain market conditions or restrictions, such as market rules related to short sales, may prevent the Fund from limiting losses, realizing gains or achieving a high correlation with DIS. There is no assurance that a security that is deemed liquid when purchased will continue to be liquid. Market illiquidity may cause losses for the Fund.

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Money Market Instrument Risk. The Fund may use a variety of money market instruments for cash management purposes, including money market funds, depositary accounts and repurchase agreements. Repurchase agreements are contracts in which a seller of securities agrees to buy the securities back at a specified time and price. Repurchase agreements may be subject to market and credit risk related to the collateral securing the repurchase agreement. Money market instruments, including money market funds, may lose money through fees or other means.

Non-Diversification Risk. Because the Fund is “non-diversified,” it may invest a greater percentage of its assets in the securities of a single issuer or a smaller number of issuers than if it was a diversified fund. As a result, a decline in the value of an investment in a single issuer or a smaller number of issuers could cause the Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio. This may increase the Fund’s volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund’s performance.

Operational Risk. The Fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect the Fund’s ability to meet its investment objective. Although the Fund and Adviser seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

Single Issuer Risk. Issuer-specific attributes may cause an investment in the Fund to be more volatile than a traditional pooled investment which diversifies risk or the market generally. The value of the Fund, which focuses on an individual security (DIS), may be more volatile than a traditional pooled investment or the market as a whole and may perform differently from the value of a traditional pooled investment or the market as a whole.

Tax Risk. The Fund intends to elect and to qualify each year to be treated as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (“Code”). As a RIC, the Fund will not be subject to U.S. federal income tax on the portion of its net investment income and net capital gain that it distributes to Shareholders, provided that it satisfies certain requirements of the Code. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund’s taxable income will be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. To comply with the asset diversification test applicable to a RIC, the Fund will attempt to ensure that the value of options it holds is never 25% of the total value of Fund assets at the close of any quarter. If the Fund’s investments in options were to exceed 25% of the Fund’s total assets at the end of a tax quarter, the Fund, generally, has a grace period to cure such lack of compliance. If the Fund fails to timely cure, it may no longer be eligible to be treated as a RIC.

U.S. Government and U.S. Agency Obligations Risk. The Fund may invest in securities issued by the U.S. government or its agencies or instrumentalities. U.S. Government obligations include securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, such as the U.S. Treasury. Payment of principal and interest on U.S. Government obligations may be backed by the full faith and credit of the United States or may be backed solely by the issuing or guaranteeing agency or instrumentality itself. In the latter case, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, which agency or instrumentality may be privately owned. There can be no assurance that the U.S. Government would provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) where it is not obligated to do so.

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Performance

The following performance information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance over time. The following bar chart shows the Fund’s annual returns. The table illustrates how the Fund’s average annual returns for the 1-year and since inception periods compare with those of a broad measure of market performance. Although past performance of the Fund is no guarantee of how it will perform in the future, historical performance may give you some indication of the risks of investing in the Fund. Updated performance information is available on the Fund’s website at www.yieldmaxetfs.com.

Calendar Year Ended December 31,

During the period of time shown in the bar chart, the Fund’s highest quarterly return was 18.26% for the quarter ended March 31, 2024 and the lowest quarterly return was -13.09% for the quarter ended June 30, 2024.

Average Annual Total Returns

For the Periods Ended December 31, 2025

	1 Year	Since Inception August 24, 2023
Return Before Taxes	2.38%	11.39%
Return After Taxes on Distributions	2.38%	8.36%
Return After Taxes on Distributions and Sale of Fund Shares	1.41%	7.28%
S&P 500® Total Return Index (reflects no deduction for fees, expenses, or taxes)(1)	17.88%	22.61%

(1)	The S&P 500® Total Return Index is a free-float market capitalization-weighted index of 500 of the largest U.S. companies. The index is calculated on a total return basis with dividends reinvested.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period covered by the table above and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Shares through tax-deferred or other tax-advantaged arrangements such as an individual retirement account (“IRA”).

Management

Investment Adviser: Tidal Investments LLC (the “Adviser”) serves as investment adviser to the Fund.

Portfolio Managers:

The following individuals are jointly and primarily responsible for the day-to-day management of the Fund.

Jay Pestrichelli, Portfolio Manager for the Adviser, has been a portfolio manager of the Fund since its inception in 2023.

Scott Snyder, Portfolio Manager for the Adviser, has been a portfolio manager of the Fund since February of 2026.

Matt Brandt, Portfolio Manager for the Adviser, has been a portfolio manager of the Fund since February of 2026.

Purchase and Sale of Shares

The Fund issues and redeems Shares at NAV only in large blocks known as “Creation Units,” which only Authorized Participants (APs) (typically, broker-dealers) may purchase or redeem. The Fund generally issues and redeems Creation Units in exchange for a portfolio of securities (the “Deposit Securities”) and/or a designated amount of U.S. cash.

Shares are listed on the Exchange, and individual Shares may only be bought and sold in the secondary market through brokers at market prices, rather than NAV. Because Shares trade at market prices rather than NAV, Shares may trade at a price greater than NAV (premium) or less than NAV (discount).

An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Shares (the “bid” price) and the lowest price a seller is willing to accept for Shares (the “ask” price) when buying or selling Shares in the secondary market. This difference in bid and ask prices is often referred to as the “bid-ask spread.”

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Information regarding the Fund’s NAV, market price, how often Shares traded on the Exchange at a premium or discount, and the median bid-ask spreads can be found on the Fund’s website at www.yieldmaxetfs.com.

Tax Information

Fund distributions are generally taxable as ordinary income, qualified dividend income, or capital gains (or a combination), unless an investment is in an individual retirement account (“IRA”) or other tax-advantaged account. Distributions on investments made through tax-deferred arrangements may be taxed later upon withdrawal of assets from those accounts.

Financial Intermediary Compensation

If you purchase Shares through a broker-dealer or other financial intermediary (such as a bank) (an “Intermediary”), the Adviser or its affiliates may pay Intermediaries for certain activities related to the Fund, including participation in activities that are designed to make Intermediaries more knowledgeable about exchange-traded products, including the Fund, or for other activities, such as marketing, educational training, or other initiatives related to the sale or promotion of Shares. These payments may create a conflict of interest by influencing the Intermediary and your salesperson to recommend the Fund over another investment. Any such arrangements do not result in increased Fund expenses. Ask your salesperson or visit the Intermediary’s website for more information.

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YieldMax® GOOGL Option Income Strategy ETF - FUND SUMMARY

Investment Objective

The Fund’s primary investment objective is to seek current income. The Fund’s secondary investment objective is to seek exposure to the share price of the Class A common stock of Alphabet Inc. (“GOOGL” or “Underlying Security”), subject to a limit on potential investment gains.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Annual Fund Operating Expenses(1) (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.99%
Distribution and Service (12b-1) Fees	None
Other Expenses (includes interest and tax expense)	0.15%
Total Annual Fund Operating Expenses	1.14%

(1)	The Fund’s investment adviser, Tidal Investments LLC (the “Adviser”), a Tidal Financial Group company, will pay, or require a sub-adviser to pay, all expenses incurred by the Fund (except for advisory fees and sub-advisory fees, as the case may be) excluding interest charges on any borrowings made for investment purposes, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the “1940 Act”), and litigation expenses and other non-routine or extraordinary expenses.

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem or hold all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example does not take into account brokerage commissions that you may pay on your purchases and sales of Shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$116	$362	$628	$1,386

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the expense example above, affect the Fund’s performance. During the most recent fiscal year ended October 31, 2025, the Fund’s portfolio turnover rate was 30% of the average value of its portfolio.

Principal Investment Strategies

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks current income while providing indirect exposure to the share price (i.e., the price returns) of the Underlying Security, subject to participation in a portion of potential investment gains. The Fund will employ its investment strategy as it relates to the Underlying Security regardless of whether there are periods of adverse market, economic, or other conditions and will not take temporary defensive positions during such periods. As further described below, the Fund uses either a synthetic covered call strategy or a synthetic covered call spread strategy to seek to generate options premiums and provide indirect exposure to the share price returns of the Underlying Security, subject to participation in a portion of potential investment gains as a result of the nature of the options strategy it employs. That is, the Fund not only seeks to generate options premiums but also aims to derive gains when the value of the Underlying Security increases. The Fund’s options contracts provide:

●	indirect exposure to the share price returns of the Underlying Security,
●	option premiums, and
●	participation in a portion of gains, if any, of the share price returns of the Underlying Security.

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For more information, see sections “The Fund’s Use of Underlying Security Option Contracts” and “Synthetic Covered Call Strategy” below.

Why invest in the Fund?

●	The Fund seeks to generate weekly cash distributions, which is not dependent on the price appreciation of the Underlying Security.
●	The Fund seeks to participate in a portion of the gains experienced by the Underlying Security.

That is, although the Fund may not fully participate in gains in the Underlying Security’s stock price, the Fund’s portfolio is designed to generate options premiums.

An Investment in the Fund is not an investment in the Underlying Security.

●	The Fund’s strategy will capture only a portion of its potential gains if the Underlying Security’s stock price increase in value.
●	The Fund’s strategy is subject to all potential losses if the Underlying Security’s stock price decrease in value, which may not be offset by the options premiums received by the Fund.
●	The Fund does not invest directly in the Underlying Security.
●	Fund shareholders are not entitled to any Underlying Security dividends.

While the Fund seeks to provide current income pursuant to its investment objective, a portion (sometimes significant) of the Fund’s distributions may be classified as return of capital (“ROC”) for financial or tax reporting purposes. Generally speaking, ROC refers to the portion of a distribution from an investment that represents a return of the original investment (principal) rather than income or profit. Accordingly, such distributions do not necessarily reflect the Fund’s income or yield. See the prospectus section titled “Additional Information About the Funds” for more information about option premiums and ROC.

Additional information regarding the Underlying Security is also set forth below.

The Fund’s Use of Underlying Security Option Contracts

As part of the Fund’s synthetic covered call strategy and synthetic covered call spread strategy, the Fund will purchase and sell a combination of standardized exchange-traded and FLexible EXchange® (“FLEX”) call and put option contracts that are based on the value of the price returns of the Underlying Security.

●	In general, an option contract gives the purchaser of the option contract the right to purchase (for a call option) or sell (for a put option) the underlying asset (like shares of the Underlying Security) at a specified price (the “strike price”).
●	If exercised, an option contract obligates the seller to deliver shares (for a sold or “short” call) or buy shares (for a sold or “short” put) of the underlying asset at a specified price (the “strike price”).
●	Options contracts must be exercised or traded to close within a specified time frame, or they expire. See the chart in section “Fund Portfolio” below for a description of the option contracts utilized by the Fund.

Standardized exchange-traded options include standardized terms. FLEX options are also exchange-traded, but they allow for customizable terms (e.g., the strike price can be negotiated). For more information on FLEX options, see “Additional Information about the Funds – Exchange Traded Options Portfolio.”

The Fund’s options contracts are based on the value of the Underlying Security, which gives the Fund the right or obligation to receive or deliver shares of the Underlying Security on the expiration date of the applicable option contract in exchange for the stated strike price, depending on whether the option contract is a call option or a put option, and whether the Fund purchases or sells the option contract.

Synthetic Covered Call Strategy

In seeking to achieve its investment objective, the Fund may implement a “synthetic covered call” strategy using the standardized exchange-traded and FLEX options described above.

●	A traditional covered call strategy is an investment strategy where an investor (the Fund) sells a call option on an underlying security it owns.
●	A synthetic covered call strategy is similar to a traditional covered call strategy in that the investor sells a call option that is based on the value of the underlying security. However, in a synthetic covered call strategy, the investor (the Fund) does not own the underlying security, but rather seeks to synthetically replicate 100% of the price movements of the underlying security through the use of various investment instruments.

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The Fund’s synthetic covered call strategies consists of the following three elements, each of which is described in greater detail farther below:

●	Synthetic long exposure to the Underlying Security, which allows the Fund to seek to participate in the changes, up or down, in the price of shares of the Underlying Security.
●	Covered call writing (where the Underlying Security’s call options are sold against the synthetic long portion of the strategy), which allows the Fund to generate options premiums.
●	U.S. Treasuries, which are used for collateral for the options, and which generate income.

1.	Synthetic Long Exposure

To achieve a synthetic long exposure to the Underlying Security, the Fund will buy the Underlying Security’s call options and, simultaneously, sell the Underlying Security’s put options to try to replicate the price movements of the Underlying Security. The call options purchased by the Fund and the put options sold by the Fund will generally have one-month to six-month terms and strike prices that are approximately equal to the then-current share price of the Underlying Security at the time the contracts are purchased and sold, respectively. The combination of the long call options and sold put options provides the Fund with indirect investment exposure equal to approximately 100% of the Underlying Security for the duration of the applicable options exposure.

2.	Covered Call Strategies

Covered Call Strategy

As part of its strategy, the Fund will write (sell) call option contracts on the Underlying Security to generate options premiums. Since the Fund does not directly own the Underlying Security, these written call options will be sold short (i.e., selling a position it does not currently own). The Fund will seek to participate in the share price appreciation of the Underlying Security, if any. However, due to the nature of covered call strategies, the Fund’s participation may be subject to a cap (as described below). In this strategy, the call options written (sold) by the Fund will generally have 1- month or less expiration dates (the “Call Period”) and generally have a strike price that is approximately 0%-15% above the then-current share price of the Underlying Security.

It is important to note that the sale of the Underlying Security call option contracts will limit the Fund’s participation in the appreciation in the Underlying Security’s stock price. If the stock price of the Underlying Security increases, the above-referenced synthetic long exposure alone would allow the Fund to experience similar percentage gains. However, if the Underlying Security’s stock price appreciates beyond the strike price of one or more of the sold (short) call option contracts, the Fund will lose money on those short call positions, and the losses will, in turn, limit the upside return of the Fund’s synthetic long exposure. As a result, the Fund’s overall strategy (i.e., the combination of the synthetic long exposure to the Underlying Security and the sold (short) the Underlying Security call positions) will limit the Fund’s participation in gains in the Underlying Security’s stock price beyond a certain point.

Covered Call Spread Strategy

The Adviser will employ the Covered Call Spread Strategy when it believes it is a better strategy for the Fund as compared to the Covered Call Strategy. The Fund may write (sell) credit call spreads (described below) rather than stand-alone call option contracts to seek greater participation in the potential appreciation of its Underlying Security’s share price, while still generating net options premiums. The Adviser will primarily employ this covered call spread strategy when it believes that the share price of its Underlying Security is likely to rise significantly in the short term (e.g., following a substantial selloff or overall positive market news). Additionally, the Adviser may use this strategy in other scenarios (e.g., if the market is undervaluing further out-of-the-money options relative to near-the-money options), where it believes the use of credit call spreads may prove more advantageous to the Fund’s total return than the covered call strategy.

A credit call spread involves selling a call option while simultaneously buying a call option with a higher strike price, both with the same expiration date. By writing credit call spreads, the Fund can potentially offset losses incurred from its short call positions if the Underlying Security’s share price rises above the strike price.

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3.	U.S. Treasuries

The Fund will hold short-term U.S. Treasury securities as collateral in connection with the Fund’s synthetic covered call strategy. The Fund may also invest in pooled vehicles (e.g., mutual funds and ETFs) that invest in U.S Treasuries.

The Fund intends to continuously maintain indirect exposure to the Underlying Security through the use of options contracts. As the options contracts it holds are exercised or expire it may enter into new options contracts, a practice referred to as “rolling.” The Fund’s practice of rolling options may result in high portfolio turnover.

Fund’s Weekly Distributions

The Fund will seek to provide weekly cash distributions. The Fund will seek to generate such distributions in the following ways:

●	Writing (selling) call option contracts on its Underlying Security as described above to generate options premiums. A premium, in this context, refers to the price the option buyer pays to the option seller (the Fund) for the rights granted by the option. The amount of these premiums is largely affected by the fluctuations in the Underlying Security’s stock prices. However, other elements like interest rates can also influence the level of premiums.
●	Investing in short-term U.S. Treasury securities. The income generated by these securities will be influenced by interest rates at the time of investment.
●	In addition, the Fund’s use of the Synthetic Covered Call Spread Strategy may occasionally allow it to capture a substantial portion of any significant increase in the price of its Underlying Security. When this happens, the Fund could receive profits exceeding the initial cost of the call options, and the Fund’s distributions may include some of those profits.

Fund’s Return Profile vs its Underlying Security

For the reasons stated above, the Fund’s performance will differ from that of the Underlying Security’s stock price. The performance differences will depend on, among other things, the price of the Underlying Security, changes in the value of the Underlying Security options contracts the Fund holds, and changes in the value of the U.S. Treasuries.

Fund Portfolio

Principal Holdings
Portfolio Holdings (All options are based on the value of the Underlying Security)	Investment Terms	Expected Target Maturity
Purchased call option contracts

“at-the-money” (i.e., the strike price is equal to the then-current share price of the Underlying Security at the time of purchase) to provide indirect exposure to positive price returns of the Underlying Security.

If the Underlying Security share price increases, these options will generate corresponding increases to the Fund.

1-month to 6-month expiration dates
Sold put option contracts

“at-the-money” (i.e., the strike price is equal to the then-current share price of the Underlying Security at the time of sale).

They are sold to help pay for the purchased call options described above.

However, the sold put option contracts provide exposure to the full extent of any share price losses experienced by the Underlying Security.

1-month to 6-month expiration dates
Sold (short) call option contracts (Covered Call Strategy)

The strike price is approximately 0%-15% more than the then-current share price of the Underlying Security at the time of sale.

They generate options premiums. However, they also limit some potential positive returns that the Fund may have otherwise experienced from gains in the Underlying Security’s share price.

1-month or less expiration dates
Sold (short) call option contracts (Covered Call Spread Strategy)

The strike price is approximately 0%-15% more than the then-current share price of the Fund’s Underlying Security at the time of sale.

Sold call option contracts provide inverse exposure to the full extent of any increases in the value experienced by the Fund’s Underlying Security, minus the premium received.

1-month or less expiration dates
Purchased call option contracts (Covered Call Spread Strategy)

“out-of-the-money” (i.e., the strike price is above the strike price of the corresponding Covered Call Spread Strategy sold call).

Bought call option contracts provide exposure to the full extent of any increases in the value experienced by the Fund’s Underlying Security above the option’s strike price.

1-month or less expiration dates
U.S Treasury Securities and Cash

Multiple series of U.S. Treasury Bills supported by the full faith and credit of the U.S. government.

These instruments are used as collateral for the Fund’s derivative investments.

They will also generate income.

6-month to 2-year maturities

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The market value of the cash and treasuries held by the Fund is expected to be between 50% and 100% of the Fund’s net assets and the market value of the options package is expected to be between 0% and 50% of the Fund’s net assets. In terms of notional value, the combination of these investment instruments provides indirect investment exposure to GOOGL equal to at least 95% of the Fund’s total assets.

Under normal circumstances, the Fund will invest at least 80% of its net assets, plus borrowings for investment purposes, in securities and financial instruments that provide indirect exposure to GOOGL.

The Fund is classified as “non-diversified” under the 1940 Act.

There is no guarantee that the Fund’s investment strategy will be properly implemented, and an investor may lose some or all of its investment.

Alphabet Inc.

Alphabet Inc. is a holding company of a collection of businesses, the largest of which is Google. Alphabet Inc., through its subsidiaries, provides web-based search, advertisements, maps, software applications, mobile operating systems, consumer content, enterprise solutions, commerce, and hardware products. Alphabet Inc. reports in three segments: (i) Google Services, (ii) Google Cloud, and (iii) Other Bets (all other non-Google businesses). Alphabet Inc. is listed on Nasdaq. Per Alphabet Inc.’s most recent Form 10-K filing, as of the most recent available data at time of drafting this prospectus (June 30, 2025), the aggregate market value of shares held by non-affiliates of Alphabet Inc. (based upon the closing sale prices of such shares on Nasdaq on June 30, 2025) was approximately $1.9 trillion.

Alphabet Inc. is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the SEC by Alphabet Inc. pursuant to the Exchange Act can be located by reference to the SEC file number 001-37580 through the SEC’s website at www.sec.gov. In addition, information regarding Alphabet Inc. may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

This document relates only to the securities offered hereby and does not relate to GOOGL or other securities of Alphabet Inc. The Fund has derived all disclosures contained in this document regarding Alphabet Inc. from the publicly available documents. None of the Fund, the Trust, the Adviser, or their respective affiliates has participated in the preparation of such publicly available offering documents or made any due diligence inquiry regarding such documents with respect to Alphabet Inc. None of the Fund, the Trust, the Adviser, or their respective affiliates makes any representation that such publicly available documents or any other publicly available information regarding Alphabet Inc. is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date hereof (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of Alphabet Inc. (and therefore the price of the Fund at the time we price the securities) have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of or failure to disclose material future events concerning Alphabet Inc. could affect the value received with respect to the securities and therefore the value of the securities.

None of the Fund, the Trust, the Adviser, or their respective affiliates makes any representation to you as to the performance of GOOGL.

NONE OF THE FUND, TIDAL TRUST II, OR TIDAL INVESTMENTS LLC IS AFFILIATED, CONNECTED, OR ASSOCIATED WITH ALPHABET INC. THE FUND WAS NOT DEVELOPED OR CREATED BY, AND IS NOT SPONSORED, ENDORSED, OR APPROVED BY, ALPHABET INC.

Moreover, Alphabet Inc. has not participated in the development of the Fund’s investment strategy. Alphabet Inc. does not select or approve the Fund’s portfolio holdings, nor does it participate in the construction, design, or implementation of the Fund. Alphabet Inc. does not provide any assurances, guarantees, or representations regarding the Fund or its performance. Nothing herein shall be construed as an offer of any security by Alphabet Inc.

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None of the Fund, the Trust, the Adviser, or their respective affiliates claim any ownership interest in any trademarks owned by Alphabet Inc. or GOOGL. All rights in the trademarks are reserved by their respective owners.

Due to the Fund’s investment strategy, the Fund’s investment exposure is concentrated in (or substantially exposed to) the same industry as that assigned to GOOGL. As of the date of the Prospectus, GOOGL is assigned to interactive media & services industry.

Principal Investment Risks

The principal risks of investing in the Fund are summarized below. As with any investment, there is a risk that you could lose all or a portion of your investment in the Fund. Some or all of these risks may adversely affect the Fund’s net asset value (“NAV”) per share, trading price, yield, total return, and/or ability to meet its objective. For more information about the risks of investing in the Fund, see the section in the Fund’s Prospectus titled “Additional Information About the Funds—Principal Risks of Investing in the Funds.”

An investment in the Fund entails risk. The Fund may not achieve its investment objective and there is a risk that you could lose all of your money invested in the Fund. The Fund is not a complete investment program. It is important that investors closely review all of the risks listed below and understand them before making an investment in the Fund.

Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which they appear.

GOOGL Risk. The Fund invests in options contracts that are based on the value of GOOGL. This subjects the Fund to certain of the same risks as if it owned shares of GOOGL, even though it does not. By virtue of the Fund’s investments in options contracts that are based on the value of GOOGL, the Fund may also be subject to the following risks:

Indirect Investment in GOOGL Risk. Alphabet, Inc. is not affiliated with the Trust, the Fund, the Adviser, or their respective affiliates and is not involved with this offering in any way and has no obligation to consider your Shares in taking any corporate actions that might affect the value of Shares. Investors in the Fund will not have voting rights and will not be able to influence management of Alphabet, Inc. but will be exposed to the performance of GOOGL (the underlying stock). Investors in the Fund will not have rights to receive dividends or other distributions or any other rights with respect to the underlying stock but will be subject to declines in the performance of the underlying stock.

GOOGL Trading Risk. The trading price of GOOGL may be highly volatile and could continue to be subject to wide fluctuations in response to various factors. The stock market in general, and the market for technology companies in particular, has experienced extreme price and volume fluctuations that have often been unrelated or disproportionate to the operating performance of those companies. In particular, a large proportion of GOOGL may be traded by short sellers which may put pressure on the supply and demand for the Class A common stock of Alphabet Inc., further influencing volatility in its market price. Public perception and other factors outside of the control of Alphabet Inc. may additionally impact GOOGL’s stock price due to Alphabet Inc. garnering a disproportionate degree of public attention, regardless of actual operating performance. In addition, in the past, following periods of volatility in the overall market and the market price of a particular company’s securities, securities class action litigation has often been instituted against companies such as these. Moreover, stockholder litigation like this has been filed against Alphabet Inc. in the past. Additionally, the U.S. Department of Justice (DOJ), various U.S. states, and other plaintiffs have filed, and may continue to file in the future, several antitrust lawsuits about various aspects of GOOGL’s business, including its advertising technologies and practices, the operation and distribution of Google Search, and the operation and distribution of the Android operating system and Play Store. While Alphabet Inc. continues to defend such actions, any judgment against Alphabet Inc., or any future stockholder litigation could result in substantial costs and a diversion of the management of Alphabet Inc.’s attention and resources. If GOOGL trading is halted, trading in Shares of the Fund may be impacted, either temporarily or indefinitely.

Alphabet Inc. Performance Risk. Alphabet Inc. may fail to meet its publicly announced guidelines or other expectations about its business, which could cause the price of GOOGL to decline. Alphabet Inc. provides guidance regarding its expected financial and business performance, such as projections regarding sales and production, as well as anticipated future revenues, gross margins, profitability and cash flows. Correctly identifying key factors affecting business conditions and predicting future events is inherently an uncertain process, and the guidance Alphabet Inc. provides may not ultimately be accurate and has in the past been inaccurate in certain respects, such as the timing of new product manufacturing ramps. The guidance is based on certain assumptions such as those relating to global and local economic conditions, anticipated production and sales volumes (which generally are not linear throughout a given period), average sales prices, supplier and commodity costs, and planned cost reductions. If Alphabet Inc.’s guidance is not accurate or varies from actual results due to its inability to meet the assumptions or the impact on its financial performance that could occur as a result of various risks and uncertainties, the market value of common stock issued by Alphabet Inc. could decline significantly.

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Communication Services Sector Risk. Communication services companies may be subject to specific risks associated with legislative or regulatory changes, adverse market conditions, intellectual property use and/or increased competition. Communication services companies are particularly vulnerable to rapid advancements in technology, the innovation of competitors, rapid product obsolescence and government regulation and competition, both domestically and internationally. Additionally, fluctuating domestic and international demand, shifting demographics and often unpredictable changes in consumer tastes can drastically affect a communication services company’s profitability. While all companies may be susceptible to network security breaches, certain communication services companies may be particular targets of hacking and potential theft of proprietary or consumer information or disruptions in service, which could have a material adverse effect on their businesses.

Derivatives Risk. Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, or funds (including ETFs), interest rates or indexes. The Fund’s investments in derivatives may pose risks in addition to, and greater than, those associated with directly investing in securities or other ordinary investments, including risk related to the market, imperfect correlation with underlying investments or the Fund’s other portfolio holdings, higher price volatility, lack of availability, counterparty risk, liquidity, valuation and legal restrictions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The use of derivatives may result in larger losses or smaller gains than directly investing in securities. When the Fund uses derivatives, there may be an imperfect correlation between the value of GOOGL and the derivative, which may prevent the Fund from achieving its investment objective. Because derivatives often require only a limited initial investment, the use of derivatives may expose the Fund to losses in excess of those amounts initially invested. In addition, the Fund’s investments in derivatives are subject to the following risks:

Options Contracts. The use of options contracts involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, including the anticipated volatility, which are affected by fiscal and monetary policies and by national and international political, changes in the actual or implied volatility or the reference asset, the time remaining until the expiration of the option contract and economic events. For the Fund in particular, the value of the options contracts in which it invests is substantially influenced by the value of GOOGL. The Fund may experience substantial downside from specific option positions and certain option positions held by the Fund may expire worthless. The options held by the Fund are exercisable at the strike price on their expiration date. As an option approaches its expiration date, its value typically increasingly moves with the value of the underlying instrument. However, prior to such date, the value of an option generally does not increase or decrease at the same rate at the underlying instrument. There may at times be an imperfect correlation between the movement in the values of options contracts and the underlying instrument, and there may at times not be a liquid secondary market for certain options contracts. The value of the options held by the Fund will be determined based on market quotations or other recognized pricing methods. Additionally, as the Fund intends to continuously maintain indirect exposure to GOOGL through the use of options contracts, as the options contracts it holds are exercised or expire it will enter into new options contracts, a practice referred to as “rolling.” If the expiring options contracts do not generate proceeds enough to cover the cost of entering into new options contracts, the Fund may experience losses.

Counterparty Risk. The Fund is subject to counterparty risk by virtue of its investments in options contracts. Transactions in some types of derivatives, including options, are required to be centrally cleared (“cleared derivatives”). In a transaction involving cleared derivatives, the Fund’s counterparty is a clearing house rather than a bank or broker. Since the Fund is not a member of clearing houses and only members of a clearing house (“clearing members”) can participate directly in the clearing house, the Fund will hold cleared derivatives through accounts at clearing members. In cleared derivatives positions, the Fund will make payments (including margin payments) to and receive payments from a clearing house through their accounts at clearing members. Customer funds held at a clearing organization in connection with any options contracts are held in a commingled omnibus account and are not identified to the name of the clearing member’s individual customers. As a result, assets deposited by the Fund with any clearing member as margin for options may, in certain circumstances, be used to satisfy losses of other clients of the Fund’s clearing member. In addition, although clearing members guarantee performance of their clients’ obligations to the clearing house, there is a risk that the assets of the Fund might not be fully protected in the event of the clearing member’s bankruptcy, as the Fund would be limited to recovering only a pro rata share of all available funds segregated on behalf of the clearing member’s customers for the relevant account class. The Fund is also subject to the risk that a limited number of clearing members are willing to transact on the Fund’s behalf, which heightens the risks associated with a clearing member’s default. This risk is greater for the Fund as it seeks to hold options contracts on a single security, and not a broader range of options contracts, which may limit the number of clearing members that are willing to transact on the Fund’s behalf. If a clearing member defaults the Fund could lose some or all of the benefits of a transaction entered into by the Fund with the clearing member. If the Fund cannot find a clearing member to transact with on the Fund’s behalf, the Fund may be unable to effectively implement its investment strategy.

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Price Participation Risk. The Fund employs an investment strategy that includes the sale of call option contracts, which limits the degree to which the Fund will participate in increases in value experienced by GOOGL over the Call Period. This means that if GOOGL experiences an increase in value above the strike price of the sold call options during a Call Period, the Fund will likely not experience that increase to the same extent and may significantly underperform GOOGL over the Call Period. Additionally, because the Fund is limited in the degree to which it will participate in increases in value experienced by GOOGL over each Call Period, but has full exposure to any decreases in value experienced by GOOGL over the Call Period, the NAV of the Fund may decrease over any given time period. The Fund’s NAV is dependent on the value of each options portfolio, which is based principally upon the performance of GOOGL. The degree of participation in GOOGL gains the Fund will experience will depend on prevailing market conditions, especially market volatility, at the time the Fund enters into the sold call option contracts and will vary from Call Period to Call Period. The value of the options contracts is affected by changes in the value and dividend rates of GOOGL, changes in interest rates, changes in the actual or perceived volatility of GOOGL and the remaining time to the options’ expiration, as well as trading conditions in the options market. As the price of GOOGL changes and time moves towards the expiration of each Call Period, the value of the options contracts, and therefore the Fund’s NAV, will change. However, it is not expected for the Fund’s NAV to directly correlate on a day-to-day basis with the returns of GOOGL. The amount of time remaining until the options contract’s expiration date affects the impact of the potential options premiums on the Fund’s NAV, which may not be in full effect until the expiration date of the Fund’s options contracts. Therefore, while changes in the price of the GOOGL will result in changes to the Fund’s NAV, the Fund generally anticipates that the rate of change in the Fund’s NAV will be different than that experienced by GOOGL.

Distribution Risk. The Fund seeks to provide weekly cash distributions. There is no assurance that the Fund will make a distribution in any given week. If the Fund does make distributions, the amounts of such distributions will likely vary greatly from one distribution to the next. Additionally, the weekly distributions, if any, may consist of returns of capital, which would decrease the Fund’s NAV and trading price over time. As a result, an investor may suffer significant losses to their investment. In addition, while the underlying stock may pay dividends, the Fund’s returns will not include any dividends paid by the underlying stock, and any income generated by the Fund may be less than the income generated by a direct investment in the underlying stock.

NAV Erosion Risk Due to Distributions. When the Fund makes a distribution, the Fund’s NAV will typically drop by the amount of the distribution on the related ex-dividend date. The repeated payment of distributions by the Fund, if any, may significantly erode the Fund’s NAV and trading price over time. As a result, an investor may suffer significant losses to their investment.

Call Strategy Risks. The path dependency (i.e., the continued use) of the Fund’s call writing strategy will impact the extent that the Fund participates in the positive price returns of GOOGL and, in turn, the Fund’s returns, both during the term of the sold call options and over longer time periods. If, for example, each month the Fund were to sell 7% out-of-the-money call options having a one-month term, the Fund’s participation in the positive price returns of GOOGL will be capped at 7% in any given month. However, over a longer period (e.g., 5 months), the Fund should not be expected to participate fully in the first 35% (i.e., 5 months x 7%) of the positive price returns of GOOGL, or the Fund may even lose money, even if the GOOGL share price has appreciated by at least that much over such period, if during any month over that period GOOGL had a return less than 7%. This example illustrates that both the Fund’s participation in the positive price returns of GOOGL and its returns will depend not only on the price of GOOGL but also on the path that GOOGL takes over time.

Additionally, when implementing the Covered Call Spread Strategy, the use of credit call spreads introduces further complexities and risks. While purchasing a higher-strike call option limits potential losses from the short call position, it also reduces the net premium received, which may result in lower overall returns compared to a stand-alone covered call strategy. If the price of the Underlying Security rises rapidly, the call spread may still cap upside participation, leading to missed profit opportunities. Furthermore, market conditions, such as mispricing between near-the-money and further out-of-the-money options, may impact the effectiveness of the strategy, potentially resulting in lower-than-expected returns or increased losses. The relative pricing of options at different strike levels can vary due to volatility shifts, liquidity constraints, or other market dynamics, adding an additional layer of uncertainty to the Fund’s performance under this strategy.

ETF Risks.

Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that are authorized to purchase and redeem Shares directly from the Fund (known as “Authorized Participants” or “APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services; or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

Cash Redemption Risk. The Fund’s investment strategy may require it to redeem Shares for cash or to otherwise include cash as part of its redemption proceeds. For example, the Fund may not be able to redeem in-kind certain securities held by the Fund (e.g., derivative instruments). In such a case, the Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used. By paying out higher annual capital gain distributions, investors may be subjected to increased capital gains taxes. Additionally, there may be brokerage costs or taxable gains or losses that may be imposed on the Fund in connection with a cash redemption that may not have occurred if the Fund had made a redemption in-kind. These costs could decrease the value of the Fund to the extent they are not offset by a transaction fee payable by an AP.

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Costs of Buying or Selling Shares. Buying or selling Shares involves certain costs, including brokerage commissions, other charges imposed by brokers, and bid-ask spreads. The bid-ask spread represents the difference between the price at which an investor is willing to buy Shares and the price at which an investor is willing to sell Shares. The spread varies over time based on the Shares’ trading volume and market liquidity. The spread is generally lower if Shares have more trading volume and market liquidity and higher if Shares have little trading volume and market liquidity. Due to the costs of buying or selling Shares, frequent trading of Shares may reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

Management Risk. The Fund is subject to management risk because it is an actively managed portfolio. In managing the Fund’s investment portfolio, the portfolio managers will apply investment techniques and risk analyses that may not produce the desired result. There can be no guarantee that the Fund will meet its investment objective.

Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant.

Trading. Although Shares are listed on a national securities exchange, such as NYSE Arca, Inc. (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that an active trading market for the Shares will develop or be maintained or that the Shares will trade with any volume, or at all, on any stock exchange. This risk may be greater for the Fund as it seeks to have indirect exposure to a single underlying stock as opposed to a more diverse portfolio like a traditional pooled investment. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares. Shares trade on the Exchange at market price that may be below, at or above the Fund’s NAV. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. In addition, trading in Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange “circuit breaker” rules. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged. In the event of an unscheduled market close for options contracts that reference a single stock, such as GOOGL’s securities being halted or a market wide closure, settlement prices will be determined by the procedures of the listing exchange of the options contracts. As a result, the Fund could be adversely affected and be unable to implement its investment strategies in the event of an unscheduled closing.

Economic and Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in the Fund’s portfolio may underperform in comparison to securities in the general financial markets, a particular financial market, or other asset classes, due to a number of factors, including inflation (or expectations for inflation), deflation (or expectations for deflation), interest rates, global demand for particular products or resources, market instability, financial system instability, debt crises and downgrades, embargoes, tariffs, sanctions and other trade barriers, regulatory events, other governmental trade or market control programs and related geopolitical events. In addition, the value of the Fund’s investments may be negatively affected by the occurrence of global events such as war, terrorism, environmental disasters, natural disasters or events, country instability, and infectious disease epidemics or pandemics. The imposition by the U.S. of tariffs on goods imported from foreign countries and reciprocal tariffs levied on U.S. goods by those countries also may lead to volatility and instability in domestic and foreign markets.

High Portfolio Turnover Risk. The Fund may actively and frequently trade all or a significant portion of the Fund’s holdings. A high portfolio turnover rate increases transaction costs, which may increase the Fund’s expenses. Frequent trading may also cause adverse tax consequences for investors in the Fund due to an increase in short-term capital gains.

Inflation Risk. Inflation risk is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the present value of the Fund’s assets and distributions, if any, may decline.

Liquidity Risk. Some securities held by the Fund, including options contracts, may be difficult to sell or be illiquid, particularly during times of market turmoil. This risk is greater for the Fund as it will hold options contracts on a single security, and not a broader range of options contracts. Markets for securities or financial instruments could be disrupted by a number of events, including, but not limited to, an economic crisis, natural disasters, epidemics/pandemics, new legislation or regulatory changes inside or outside the United States. Illiquid securities may be difficult to value, especially in changing or volatile markets. If the Fund is forced to sell an illiquid security at an unfavorable time or price, the Fund may be adversely impacted. Certain market conditions or restrictions, such as market rules related to short sales, may prevent the Fund from limiting losses, realizing gains or achieving a high correlation with GOOGL. There is no assurance that a security that is deemed liquid when purchased will continue to be liquid. Market illiquidity may cause losses for the Fund.

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Money Market Instrument Risk. The Fund may use a variety of money market instruments for cash management purposes, including money market funds, depositary accounts and repurchase agreements. Repurchase agreements are contracts in which a seller of securities agrees to buy the securities back at a specified time and price. Repurchase agreements may be subject to market and credit risk related to the collateral securing the repurchase agreement. Money market instruments, including money market funds, may lose money through fees or other means.

Non-Diversification Risk. Because the Fund is “non-diversified,” it may invest a greater percentage of its assets in the securities of a single issuer or a smaller number of issuers than if it was a diversified fund. As a result, a decline in the value of an investment in a single issuer or a smaller number of issuers could cause the Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio. This may increase the Fund’s volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund’s performance.

Operational Risk. The Fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect the Fund’s ability to meet its investment objective. Although the Fund and Adviser seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

Single Issuer Risk. Issuer-specific attributes may cause an investment in the Fund to be more volatile than a traditional pooled investment which diversifies risk or the market generally. The value of the Fund, which focuses on an individual security (GOOGL), may be more volatile than a traditional pooled investment or the market as a whole and may perform differently from the value of a traditional pooled investment or the market as a whole.

Tax Risk. The Fund intends to elect and to qualify each year to be treated as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (“Code”). As a RIC, the Fund will not be subject to U.S. federal income tax on the portion of its net investment income and net capital gain that it distributes to Shareholders, provided that it satisfies certain requirements of the Code. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund’s taxable income will be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. To comply with the asset diversification test applicable to a RIC, the Fund will attempt to ensure that the value of options it holds is never 25% of the total value of Fund assets at the close of any quarter. If the Fund’s investments in options were to exceed 25% of the Fund’s total assets at the end of a tax quarter, the Fund, generally, has a grace period to cure such lack of compliance. If the Fund fails to timely cure, it may no longer be eligible to be treated as a RIC.

U.S. Government and U.S. Agency Obligations Risk. The Fund may invest in securities issued by the U.S. government or its agencies or instrumentalities. U.S. Government obligations include securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, such as the U.S. Treasury. Payment of principal and interest on U.S. Government obligations may be backed by the full faith and credit of the United States or may be backed solely by the issuing or guaranteeing agency or instrumentality itself. In the latter case, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, which agency or instrumentality may be privately owned. There can be no assurance that the U.S. Government would provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) where it is not obligated to do so.

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Performance

The following performance information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance over time. The following bar chart shows the Fund’s annual returns. The table illustrates how the Fund’s average annual returns for the 1-year and since inception periods compare with those of a broad measure of market performance. Although past performance of the Fund is no guarantee of how it will perform in the future, historical performance may give you some indication of the risks of investing in the Fund. Updated performance information is available on the Fund’s website at www.yieldmaxetfs.com.

Calendar Year Ended December 31,

60%
50%
40%
30%
20%
10%
0%
54.17%
12.96%
2024
2025

During the period of time shown in the bar chart, the Fund’s highest quarterly return was 29.90% for the quarter ended September 30, 2025 and the lowest quarterly return was -13.96% for the quarter ended March 31, 2025.

Average Annual Total Returns

For the Periods Ended December 31, 2025

	1 Year	Since Inception July 27, 2023
Return Before Taxes	54.17%	24.89%
Return After Taxes on Distributions	28.67%	12.88%
Return After Taxes on Distributions and Sale of Fund Shares	28.22%	13.21%
S&P 500® Total Return Index (reflects no deduction for fees, expenses, or taxes)(1)	17.88%	20.09%

(1)	The S&P 500® Total Return Index is a free-float market capitalization-weighted index of 500 of the largest U.S. companies. The index is calculated on a total return basis with dividends reinvested.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period covered by the table above and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Shares through tax-deferred or other tax-advantaged arrangements such as an individual retirement account (“IRA”).

Management

Investment Adviser: Tidal Investments LLC (the “Adviser”) serves as investment adviser to the Fund.

Portfolio Managers:

The following individuals are jointly and primarily responsible for the day-to-day management of the Fund.

Jay Pestrichelli, Portfolio Manager for the Adviser, has been a portfolio manager of the Fund since its inception in 2023.

Scott Snyder, Portfolio Manager for the Adviser, has been a portfolio manager of the Fund since February of 2026.

Matt Brandt, Portfolio Manager for the Adviser, has been a portfolio manager of the Fund since February of 2026.

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Purchase and Sale of Shares

The Fund issues and redeems Shares at NAV only in large blocks known as “Creation Units,” which only Authorized Participants (APs) (typically, broker-dealers) may purchase or redeem. The Fund generally issues and redeems Creation Units in exchange for a portfolio of securities (the “Deposit Securities”) and/or a designated amount of U.S. cash.

Shares are listed on the Exchange, and individual Shares may only be bought and sold in the secondary market through brokers at market prices, rather than NAV. Because Shares trade at market prices rather than NAV, Shares may trade at a price greater than NAV (premium) or less than NAV (discount).

An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Shares (the “bid” price) and the lowest price a seller is willing to accept for Shares (the “ask” price) when buying or selling Shares in the secondary market. This difference in bid and ask prices is often referred to as the “bid-ask spread.”

Information regarding the Fund’s NAV, market price, how often Shares traded on the Exchange at a premium or discount, and the median bid-ask spreads can be found on the Fund’s website at www.yieldmaxetfs.com.

Tax Information

Fund distributions are generally taxable as ordinary income, qualified dividend income, or capital gains (or a combination), unless an investment is in an individual retirement account (“IRA”) or other tax-advantaged account. Distributions on investments made through tax-deferred arrangements may be taxed later upon withdrawal of assets from those accounts.

Financial Intermediary Compensation

If you purchase Shares through a broker-dealer or other financial intermediary (such as a bank) (an “Intermediary”), the Adviser or its affiliates may pay Intermediaries for certain activities related to the Fund, including participation in activities that are designed to make Intermediaries more knowledgeable about exchange-traded products, including the Fund, or for other activities, such as marketing, educational training, or other initiatives related to the sale or promotion of Shares. These payments may create a conflict of interest by influencing the Intermediary and your salesperson to recommend the Fund over another investment. Any such arrangements do not result in increased Fund expenses. Ask your salesperson or visit the Intermediary’s website for more information.

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YieldMax® INTC Option Income Strategy ETF - FUND SUMMARY

Investment Objective

The Fund’s primary investment objective is to seek current income. The Fund’s secondary investment objective is to seek exposure to the share price of the common stock of the Intel Corporation (“INTC” or “Underlying Security”), subject to a limit on potential investment gains.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Annual Fund Operating Expenses(1) (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.99%
Distribution and Service (12b-1) Fees	None
Other Expenses(2)	0.00%
Total Annual Fund Operating Expenses	0.99%

(1)	The Fund’s investment adviser, Tidal Investments LLC (the “Adviser”), a Tidal Financial Group company, will pay, or require a sub-adviser to pay, all expenses incurred by the Fund (except for advisory fees and sub-advisory fees, as the case may be) excluding interest charges on any borrowings made for investment purposes, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the “1940 Act”), and litigation expenses and other non-routine or extraordinary expenses.

(2)	Based on estimated amounts for the current fiscal year.

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem or hold all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example does not take into account brokerage commissions that you may pay on your purchases and sales of Shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$101	$315

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the expense example above, affect the Fund’s performance. Because the Fund has not commenced operations as of the date of this Prospectus, portfolio turnover information is not yet available.

Principal Investment Strategies

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks current income while providing indirect exposure to the share price (i.e., the price returns) of the Underlying Security, subject to participation in a portion of potential investment gains. The Fund will employ its investment strategy as it relates to the Underlying Security regardless of whether there are periods of adverse market, economic, or other conditions and will not take temporary defensive positions during such periods. As further described below, the Fund uses either a synthetic covered call strategy or a synthetic covered call spread strategy to seek to generate options premiums and provide indirect exposure to the share price returns of the Underlying Security, subject to participation in a portion of potential investment gains as a result of the nature of the options strategy it employs. That is, the Fund not only seeks to generate options premiums but also aims to derive gains when the value of the Underlying Security increases. The Fund’s options contracts provide:

●	indirect exposure to the share price returns of the Underlying Security,
●	option premiums, and
●	participation in a portion of gains, if any, of the share price returns of the Underlying Security.

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For more information, see sections “The Fund’s Use of Underlying Security Option Contracts” and “Synthetic Covered Call Strategy” below.

Why invest in the Fund?

●	The Fund seeks to generate weekly cash distributions, which is not dependent on the price appreciation of the Underlying Security.
●	The Fund seeks to participate in a portion of the gains experienced by the Underlying Security.

That is, although the Fund may not fully participate in gains in the Underlying Security’s stock price, the Fund’s portfolio is designed to generate options premiums.

An Investment in the Fund is not an investment in the Underlying Security.

●	The Fund’s strategy will capture only a portion of its potential gains if the Underlying Security’s stock price increase in value.
●	The Fund’s strategy is subject to all potential losses if the Underlying Security’s stock price decrease in value, which may not be offset by the options premiums received by the Fund.
●	The Fund does not invest directly in the Underlying Security.
●	Fund shareholders are not entitled to any Underlying Security dividends.

While the Fund seeks to provide current income pursuant to its investment objective, a portion (sometimes significant) of the Fund’s distributions may be classified as return of capital (“ROC”) for financial or tax reporting purposes. Generally speaking, ROC refers to the portion of a distribution from an investment that represents a return of the original investment (principal) rather than income or profit. Accordingly, such distributions do not necessarily reflect the Fund’s income or yield. See the prospectus section titled “Additional Information About the Funds” for more information about option premiums and ROC.

Additional information regarding the Underlying Security is also set forth below.

The Fund’s Use of Underlying Security Option Contracts

As part of the Fund’s synthetic covered call strategy and synthetic covered call spread strategy, the Fund will purchase and sell a combination of standardized exchange-traded and FLexible EXchange® (“FLEX”) call and put option contracts that are based on the value of the price returns of the Underlying Security.

●	In general, an option contract gives the purchaser of the option contract the right to purchase (for a call option) or sell (for a put option) the underlying asset (like shares of the Underlying Security) at a specified price (the “strike price”).
●	If exercised, an option contract obligates the seller to deliver shares (for a sold or “short” call) or buy shares (for a sold or “short” put) of the underlying asset at a specified price (the “strike price”).
●	Options contracts must be exercised or traded to close within a specified time frame, or they expire. See the chart in section “Fund Portfolio” below for a description of the option contracts utilized by the Fund.

Standardized exchange-traded options include standardized terms. FLEX options are also exchange-traded, but they allow for customizable terms (e.g., the strike price can be negotiated). For more information on FLEX options, see “Additional Information about the Funds – Exchange Traded Options Portfolio.”

The Fund’s options contracts are based on the value of the Underlying Security, which gives the Fund the right or obligation to receive or deliver shares of the Underlying Security on the expiration date of the applicable option contract in exchange for the stated strike price, depending on whether the option contract is a call option or a put option, and whether the Fund purchases or sells the option contract.

Synthetic Covered Call Strategy

In seeking to achieve its investment objective, the Fund may implement a “synthetic covered call” strategy using the standardized exchange-traded and FLEX options described above.

●	A traditional covered call strategy is an investment strategy where an investor (the Fund) sells a call option on an underlying security it owns.
●	A synthetic covered call strategy is similar to a traditional covered call strategy in that the investor sells a call option that is based on the value of the underlying security. However, in a synthetic covered call strategy, the investor (the Fund) does not own the underlying security, but rather seeks to synthetically replicate 100% of the price movements of the underlying security through the use of various investment instruments.

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The Fund’s synthetic covered call strategies consists of the following three elements, each of which is described in greater detail farther below:

●	Synthetic long exposure to the Underlying Security, which allows the Fund to seek to participate in the changes, up or down, in the price of shares of the Underlying Security.
●	Covered call writing (where the Underlying Security’s call options are sold against the synthetic long portion of the strategy), which allows the Fund to generate options premiums.
●	U.S. Treasuries, which are used for collateral for the options, and which generate income.

1.	Synthetic Long Exposure

To achieve a synthetic long exposure to the Underlying Security, the Fund will buy the Underlying Security’s call options and, simultaneously, sell the Underlying Security’s put options to try to replicate the price movements of the Underlying Security. The call options purchased by the Fund and the put options sold by the Fund will generally have one-month to six-month terms and strike prices that are approximately equal to the then-current share price of the Underlying Security at the time the contracts are purchased and sold, respectively. The combination of the long call options and sold put options provides the Fund with indirect investment exposure equal to approximately 100% of the Underlying Security for the duration of the applicable options exposure.

2.	Covered Call Strategies

Covered Call Strategy

As part of its strategy, the Fund will write (sell) call option contracts on the Underlying Security to generate options premiums. Since the Fund does not directly own the Underlying Security, these written call options will be sold short (i.e., selling a position it does not currently own). The Fund will seek to participate in the share price appreciation of the Underlying Security, if any. However, due to the nature of covered call strategies, the Fund’s participation may be subject to a cap (as described below). In this strategy, the call options written (sold) by the Fund will generally have 1- month or less expiration dates (the “Call Period”) and generally have a strike price that is approximately 0%-15% above the then-current share price of the Underlying Security.

It is important to note that the sale of the Underlying Security call option contracts will limit the Fund’s participation in the appreciation in the Underlying Security’s stock price. If the stock price of the Underlying Security increases, the above-referenced synthetic long exposure alone would allow the Fund to experience similar percentage gains. However, if the Underlying Security’s stock price appreciates beyond the strike price of one or more of the sold (short) call option contracts, the Fund will lose money on those short call positions, and the losses will, in turn, limit the upside return of the Fund’s synthetic long exposure. As a result, the Fund’s overall strategy (i.e., the combination of the synthetic long exposure to the Underlying Security and the sold (short) the Underlying Security call positions) will limit the Fund’s participation in gains in the Underlying Security’s stock price beyond a certain point.

Covered Call Spread Strategy

The Adviser will employ the Covered Call Spread Strategy when it believes it is a better strategy for the Fund as compared to the Covered Call Strategy. The Fund may write (sell) credit call spreads (described below) rather than stand-alone call option contracts to seek greater participation in the potential appreciation of its Underlying Security’s share price, while still generating net options premiums. The Adviser will primarily employ this covered call spread strategy when it believes that the share price of its Underlying Security is likely to rise significantly in the short term (e.g., following a substantial selloff or overall positive market news). Additionally, the Adviser may use this strategy in other scenarios (e.g., if the market is undervaluing further out-of-the-money options relative to near-the-money options), where it believes the use of credit call spreads may prove more advantageous to the Fund’s total return than the covered call strategy.

A credit call spread involves selling a call option while simultaneously buying a call option with a higher strike price, both with the same expiration date. By writing credit call spreads, the Fund can potentially offset losses incurred from its short call positions if the Underlying Security’s share price rises above the strike price.

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3.	U.S. Treasuries

The Fund will hold short-term U.S. Treasury securities as collateral in connection with the Fund’s synthetic covered call strategy. The Fund may also invest in pooled vehicles (e.g., mutual funds and ETFs) that invest in U.S Treasuries.

The Fund intends to continuously maintain indirect exposure to the Underlying Security through the use of options contracts. As the options contracts it holds are exercised or expire it may enter into new options contracts, a practice referred to as “rolling.” The Fund’s practice of rolling options may result in high portfolio turnover.

Fund’s Weekly Distributions

The Fund will seek to provide weekly cash distributions. The Fund will seek to generate such distributions in the following ways:

●	Writing (selling) call option contracts on its Underlying Security as described above to generate options premiums. A premium, in this context, refers to the price the option buyer pays to the option seller (the Fund) for the rights granted by the option. The amount of these premiums is largely affected by the fluctuations in the Underlying Security’s stock prices. However, other elements like interest rates can also influence the level of premiums.
●	Investing in short-term U.S. Treasury securities. The income generated by these securities will be influenced by interest rates at the time of investment.
●	In addition, the Fund’s use of the Synthetic Covered Call Spread Strategy may occasionally allow it to capture a substantial portion of any significant increase in the price of its Underlying Security. When this happens, the Fund could receive profits exceeding the initial cost of the call options, and the Fund’s distributions may include some of those profits.

Fund’s Return Profile vs its Underlying Security

For the reasons stated above, the Fund’s performance will differ from that of the Underlying Security’s stock price. The performance differences will depend on, among other things, the price of the Underlying Security, changes in the value of the Underlying Security options contracts the Fund holds, and changes in the value of the U.S. Treasuries.

Fund Portfolio

Principal Holdings
Portfolio Holdings (All options are based on the value of the Underlying Security)	Investment Terms	Expected Target Maturity
Purchased call option contracts

“at-the-money” (i.e., the strike price is equal to the then-current share price of the Underlying Security at the time of purchase) to provide indirect exposure to positive price returns of the Underlying Security.

If the Underlying Security share price increases, these options will generate corresponding increases to the Fund.

1-month to 6-month expiration dates
Sold put option contracts

“at-the-money” (i.e., the strike price is equal to the then-current share price of the Underlying Security at the time of sale).

They are sold to help pay for the purchased call options described above.

However, the sold put option contracts provide exposure to the full extent of any share price losses experienced by the Underlying Security.

1-month to 6-month expiration dates
Sold (short) call option contracts (Covered Call Strategy)

The strike price is approximately 0%-15% more than the then-current share price of the Underlying Security at the time of sale.

They generate options premiums. However, they also limit some potential positive returns that the Fund may have otherwise experienced from gains in the Underlying Security’s share price.

1-month or less expiration dates
Sold (short) call option contracts (Covered Call Spread Strategy)

The strike price is approximately 0%-15% more than the then-current share price of the Fund’s Underlying Security at the time of sale.

Sold call option contracts provide inverse exposure to the full extent of any increases in the value experienced by the Fund’s Underlying Security, minus the premium received.

1-month or less expiration dates
Purchased call option contracts (Covered Call Spread Strategy)

“out-of-the-money” (i.e., the strike price is above the strike price of the corresponding Covered Call Spread Strategy sold call).

Bought call option contracts provide exposure to the full extent of any increases in the value experienced by the Fund’s Underlying Security above the option’s strike price.

1-month or less expiration dates
U.S Treasury Securities and Cash

Multiple series of U.S. Treasury Bills supported by the full faith and credit of the U.S. government.

These instruments are used as collateral for the Fund’s derivative investments.

They will also generate income.

6-month to 2-year maturities

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The market value of the cash and treasuries held by the Fund is expected to be between 50% and 100% of the Fund’s net assets and the market value of the options package is expected to be between 0% and 50% of the Fund’s net assets. In terms of notional value, the combination of these investment instruments provides investment exposure to INTC equal to at least 95% of the Fund’s total assets.

Under normal circumstances, the Fund will invest at least 80% of its net assets, plus borrowings for investment purposes, in securities and financial instruments that provide indirect exposure to INTC.

The Fund is classified as “non-diversified” under the 1940 Act.

There is no guarantee that the Fund’s investment strategy will be properly implemented, and an investor may lose some or all of its investment.

Intel Corporation (“INTC”)

INTC designs, develops, manufactures, markets, and sells computing and related products worldwide. INTC is listed on the Nasdaq Global Select Market. Per INTC’s most recent Form 10-K filing, the aggregate market value of INTC voting and non-voting common equity held by non-affiliates as of the most recent available data at time of drafting this prospectus (June 27, 2025) was approximately $99.3 billion.

INTC is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the SEC by INTC pursuant to the Exchange Act can be located by reference to the SEC file number 000-06217 through the SEC’s website at www.sec.gov. In addition, information regarding INTC may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

This document relates only to the securities offered hereby and does not relate to INTC or other securities of INTC. The Fund has derived all disclosures contained in this document regarding INTC from publicly available documents. None of the Fund, the Trust, the Adviser, or their respective affiliates has participated in the preparation of such publicly available offering documents or made any due diligence inquiry regarding such documents with respect to INTC. None of the Fund, the Trust, the Adviser, or their respective affiliates makes any representation that such publicly available documents or any other publicly available information regarding INTC is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date hereof (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of INTC (and therefore the price of the Fund at the time we price the securities) have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of or failure to disclose material future events concerning INTC could affect the value received with respect to the securities and therefore the value of the securities.

None of the Fund, the Trust, the Adviser, or their respective affiliates makes any representation to you as to the performance of INTC.

NONE OF THE FUND, TIDAL TRUST II, OR TIDAL INVESTMENTS LLC IS AFFILIATED, CONNECTED, OR ASSOCIATED WITH INTC. THE FUND WAS NOT DEVELOPED OR CREATED BY, AND IS NOT SPONSORED, ENDORSED, OR APPROVED BY, INTC.

Moreover, INTC has not participated in the development of the Fund’s investment strategy. INTC does not select or approve the Fund’s portfolio holdings, nor does it participate in the construction, design, or implementation of the Fund. INTC does not provide any assurances, guarantees, or representations regarding the Fund or its performance. Nothing herein shall be construed as an offer of any security by INTC.

None of the Fund, the Trust, the Adviser, or their respective affiliates claim any ownership interest in any trademarks owned by Intel Corporation or INTC. All rights in the trademarks are reserved by their respective owners.

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Due to the Fund’s investment strategy, the Fund’s investment exposure is concentrated in (or substantially exposed to) the same industry as that assigned to INTC. As of the date of the Prospectus, INTC is assigned to the semiconductors & semiconductor equipment industry.

Principal Investment Risks

The principal risks of investing in the Fund are summarized below. As with any investment, there is a risk that you could lose all or a portion of your investment in the Fund. Some or all of these risks may adversely affect the Fund’s net asset value (“NAV”) per share, trading price, yield, total return, and/or ability to meet its objective. For more information about the risks of investing in the Fund, see the section in the Fund’s Prospectus titled “Additional Information About the Funds—Principal Risks of Investing in the Funds.”

An investment in the Fund entails risk. The Fund may not achieve its investment objective and there is a risk that you could lose all of your money invested in the Fund. The Fund is not a complete investment program. It is important that investors closely review all of the risks listed below and understand them before making an investment in the Fund.

Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which they appear.

INTC Risk. The Fund invests in options contracts that are based on the value of INTC. This subjects the Fund to certain of the same risks as if it owned shares of INTC, even though it does not. By virtue of the Fund’s investments in options contracts that are based on the value of INTC, the Fund may also be subject to the following risks:

Indirect Investment in INTC Risk. INTC is not affiliated with the Trust, the Fund, the Adviser, or their respective affiliates and is not involved with this offering in any way and has no obligation to consider your Shares in taking any corporate actions that might affect the value of Shares. Investors in the Fund will not have voting rights and will not be able to influence the management of INTC but will be exposed to the performance of INTC (the underlying stock). Investors in the Fund will not have rights to receive dividends or other distributions or any other rights with respect to the underlying stock but will be subject to declines in the performance of the underlying stock.

INTC Trading Risk. The trading price of INTC may be highly volatile and could continue to be subject to wide fluctuations in response to various factors. The stock market in general, and the market for technology companies in particular, has experienced extreme price and volume fluctuations that have often been unrelated or disproportionate to the operating performance of those companies. In particular, a large proportion of INTC may be traded by short sellers which may put pressure on the supply and demand for the common stock of INTC, further influencing volatility in its market price. Public perception and other factors outside of the control of INTC may additionally impact INTC’s stock price due to INTC garnering a disproportionate degree of public attention, regardless of actual operating performance. In addition, in the past, following periods of volatility in the overall market and the market price of a particular company’s securities, securities class action litigation has often been instituted against companies such as these. Moreover, stockholder litigation like this has been filed against INTC in the past. While INTC continues to defend such actions, any judgment against INTC, or any future stockholder litigation could result in substantial costs and a diversion of the management of INTC’s attention and resources. If INTC trading is halted, trading in Shares of the Fund may be impacted, either temporarily or indefinitely.

INTC Performance Risk. INTC may fail to meet its publicly announced guidelines or other expectations about its business, which could cause the price of INTC to decline. INTC provides guidance regarding its expected financial and business performance, such as projections regarding sales and production, as well as anticipated future revenues, gross margins, profitability and cash flows. Correctly identifying key factors affecting business conditions and predicting future events is inherently an uncertain process, and the guidance INTC provides may not ultimately be accurate and has in the past been inaccurate in certain respects, such as the timing of new product manufacturing ramps. The guidance is based on certain assumptions such as those relating to global and local economic conditions, anticipated production and sales volumes (which generally are not linear throughout a given period), average sales prices, supplier and commodity costs, and planned cost reductions. If INTC’s guidance is not accurate or varies from actual results due to its inability to meet the assumptions or the impact on its financial performance that could occur as a result of various risks and uncertainties, the market value of common stock issued by INTC could decline significantly.

Semiconductor Industry Risk. Competitive pressures may have a significant effect on the financial condition of semiconductor companies and, as product cycles shorten and manufacturing capacity increases, these companies may become increasingly subject to aggressive pricing, which hampers profitability. Reduced demand for end-user products, under-utilization of manufacturing capacity, and other factors could adversely impact the operating results of companies in the semiconductor sector. Semiconductor companies typically face high capital costs and may be heavily dependent on intellectual property rights. The semiconductor sector is highly cyclical, which may cause the operating results of many semiconductor companies to vary significantly. The industry is complex and global in nature, with manufacturing plants predominantly located in East Asia. Because of this, it is subject to numerous risks, including geopolitical tensions, earthquakes, and extreme weather events. The stock prices of companies in the semiconductor sector have been and likely will continue to be extremely volatile.

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Derivatives Risk. Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, or funds (including ETFs), interest rates or indexes. The Fund’s investments in derivatives may pose risks in addition to, and greater than, those associated with directly investing in securities or other ordinary investments, including risk related to the market, imperfect correlation with underlying investments or the Fund’s other portfolio holdings, higher price volatility, lack of availability, counterparty risk, liquidity, valuation and legal restrictions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The use of derivatives may result in larger losses or smaller gains than directly investing in securities. When the Fund uses derivatives, there may be an imperfect correlation between the value of INTC and the derivative, which may prevent the Fund from achieving its investment objective. Because derivatives often require only a limited initial investment, the use of derivatives may expose the Fund to losses in excess of those amounts initially invested. In addition, the Fund’s investments in derivatives are subject to the following risks:

Options Contracts. The use of options contracts involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, including the anticipated volatility, which are affected by fiscal and monetary policies and by national and international political, changes in the actual or implied volatility or the reference asset, the time remaining until the expiration of the option contract and economic events. For the Fund in particular, the value of the options contracts in which it invests is substantially influenced by the value of INTC. The Fund may experience substantial downside from specific option positions and certain option positions held by the Fund may expire worthless. The options held by the Fund are exercisable at the strike price on their expiration date. As an option approaches its expiration date, its value typically increasingly moves with the value of the underlying instrument. However, prior to such date, the value of an option generally does not increase or decrease at the same rate at the underlying instrument. There may at times be an imperfect correlation between the movement in the values of options contracts and the underlying instrument, and there may at times not be a liquid secondary market for certain options contracts. The value of the options held by the Fund will be determined based on market quotations or other recognized pricing methods. Additionally, as the Fund intends to continuously maintain indirect exposure to INTC through the use of options contracts, as the options contracts it holds are exercised or expire it will enter into new options contracts, a practice referred to as “rolling.” If the expiring options contracts do not generate proceeds enough to cover the cost of entering into new options contracts, the Fund may experience losses.

Counterparty Risk. The Fund is subject to counterparty risk by virtue of its investments in options contracts. Transactions in some types of derivatives, including options, are required to be centrally cleared (“cleared derivatives”). In a transaction involving cleared derivatives, the Fund’s counterparty is a clearing house rather than a bank or broker. Since the Fund is not a member of clearing houses and only members of a clearing house (“clearing members”) can participate directly in the clearing house, the Fund will hold cleared derivatives through accounts at clearing members. In cleared derivatives positions, the Fund will make payments (including margin payments) to and receive payments from a clearing house through their accounts at clearing members. Customer funds held at a clearing organization in connection with any options contracts are held in a commingled omnibus account and are not identified to the name of the clearing member’s individual customers. As a result, assets deposited by the Fund with any clearing member as margin for options may, in certain circumstances, be used to satisfy losses of other clients of the Fund’s clearing member. In addition, although clearing members guarantee performance of their clients’ obligations to the clearing house, there is a risk that the assets of the Fund might not be fully protected in the event of the clearing member’s bankruptcy, as the Fund would be limited to recovering only a pro rata share of all available funds segregated on behalf of the clearing member’s customers for the relevant account class. The Fund is also subject to the risk that a limited number of clearing members are willing to transact on the Fund’s behalf, which heightens the risks associated with a clearing member’s default. This risk is greater for the Fund as it seeks to hold options contracts on a single security, and not a broader range of options contracts, which may limit the number of clearing members that are willing to transact on the Fund’s behalf. If a clearing member defaults the Fund could lose some or all of the benefits of a transaction entered into by the Fund with the clearing member. If the Fund cannot find a clearing member to transact with on the Fund’s behalf, the Fund may be unable to effectively implement its investment strategy.

Price Participation Risk. The Fund employs an investment strategy that includes the sale of call option contracts, which limits the degree to which the Fund will participate in increases in value experienced by INTC over the Call Period. This means that if INTC experiences an increase in value above the strike price of the sold call options during a Call Period, the Fund will likely not experience that increase to the same extent and may significantly underperform INTC over the Call Period. Additionally, because the Fund is limited in the degree to which it will participate in increases in value experienced by INTC over each Call Period, but has full exposure to any decreases in value experienced by INTC over the Call Period, the NAV of the Fund may decrease over any given time period. The Fund’s NAV is dependent on the value of each options portfolio, which is based principally upon the performance of INTC. The degree of participation in INTC gains the Fund will experience will depend on prevailing market conditions, especially market volatility, at the time the Fund enters into the sold call option contracts and will vary from Call Period to Call Period. The value of the options contracts is affected by changes in the value and dividend rates of INTC, changes in interest rates, changes in the actual or perceived volatility of INTC and the remaining time to the options’ expiration, as well as trading conditions in the options market. As the price of INTC changes and time moves towards the expiration of each Call Period, the value of the options contracts, and therefore the Fund’s NAV, will change. However, it is not expected for the Fund’s NAV to directly correlate on a day-to-day basis with the returns of INTC. The amount of time remaining until the options contract’s expiration date affects the impact of the potential options premiums on the Fund’s NAV, which may not be in full effect until the expiration date of the Fund’s options contracts. Therefore, while changes in the price of the INTC will result in changes to the Fund’s NAV, the Fund generally anticipates that the rate of change in the Fund’s NAV will be different than that experienced by INTC.

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Distribution Risk. The Fund seeks to provide weekly cash distributions. There is no assurance that the Fund will make a distribution in any given week. If the Fund does make distributions, the amounts of such distributions will likely vary greatly from one distribution to the next. Additionally, the weekly distributions, if any, may consist of returns of capital, which would decrease the Fund’s NAV and trading price over time. As a result, an investor may suffer significant losses to their investment. In addition, while the underlying stock may pay dividends, the Fund’s returns will not include any dividends paid by the underlying stock, and any income generated by the Fund may be less than the income generated by a direct investment in the underlying stock.

NAV Erosion Risk Due to Distributions. When the Fund makes a distribution, the Fund’s NAV will typically drop by the amount of the distribution on the related ex-dividend date. The repeated payment of distributions by the Fund, if any, may significantly erode the Fund’s NAV and trading price over time. As a result, an investor may suffer significant losses to their investment.

Call Strategy Risks. The path dependency (i.e., the continued use) of the Fund’s call writing strategy will impact the extent that the Fund participates in the positive price returns of INTC and, in turn, the Fund’s returns, both during the term of the sold call options and over longer time periods. If, for example, each month the Fund were to sell 7% out-of-the-money call options having a one-month term, the Fund’s participation in the positive price returns of INTC will be capped at 7% in any given month. However, over a longer period (e.g., 5 months), the Fund should not be expected to participate fully in the first 35% (i.e., 5 months x 7%) of the positive price returns of INTC, or the Fund may even lose money, even if the INTC share price has appreciated by at least that much over such period, if during any month over that period INTC had a return less than 7%. This example illustrates that both the Fund’s participation in the positive price returns of INTC and its returns will depend not only on the price of INTC but also on the path that INTC takes over time.

Additionally, when implementing the Covered Call Spread Strategy, the use of credit call spreads introduces further complexities and risks. While purchasing a higher-strike call option limits potential losses from the short call position, it also reduces the net premium received, which may result in lower overall returns compared to a stand-alone covered call strategy. If the price of the Underlying Security rises rapidly, the call spread may still cap upside participation, leading to missed profit opportunities. Furthermore, market conditions, such as mispricing between near-the-money and further out-of-the-money options, may impact the effectiveness of the strategy, potentially resulting in lower-than-expected returns or increased losses. The relative pricing of options at different strike levels can vary due to volatility shifts, liquidity constraints, or other market dynamics, adding an additional layer of uncertainty to the Fund’s performance under this strategy.

ETF Risks.

Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that are authorized to purchase and redeem Shares directly from the Fund (known as “Authorized Participants” or “APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services; or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

Cash Redemption Risk. The Fund’s investment strategy may require it to redeem Shares for cash or to otherwise include cash as part of its redemption proceeds. For example, the Fund may not be able to redeem in-kind certain securities held by the Fund (e.g., derivative instruments). In such a case, the Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used. By paying out higher annual capital gain distributions, investors may be subjected to increased capital gains taxes. Additionally, there may be brokerage costs or taxable gains or losses that may be imposed on the Fund in connection with a cash redemption that may not have occurred if the Fund had made a redemption in-kind. These costs could decrease the value of the Fund to the extent they are not offset by a transaction fee payable by an AP.

Costs of Buying or Selling Shares. Buying or selling Shares involves certain costs, including brokerage commissions, other charges imposed by brokers, and bid-ask spreads. The bid-ask spread represents the difference between the price at which an investor is willing to buy Shares and the price at which an investor is willing to sell Shares. The spread varies over time based on the Shares’ trading volume and market liquidity. The spread is generally lower if Shares have more trading volume and market liquidity and higher if Shares have little trading volume and market liquidity. Due to the costs of buying or selling Shares, frequent trading of Shares may reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

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Management Risk. The Fund is subject to management risk because it is an actively managed portfolio. In managing the Fund’s investment portfolio, the portfolio managers will apply investment techniques and risk analyses that may not produce the desired result. There can be no guarantee that the Fund will meet its investment objective.

Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant.

Trading. Although Shares are listed on a national securities exchange, such as NYSE Arca, Inc. (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that an active trading market for the Shares will develop or be maintained or that the Shares will trade with any volume, or at all, on any stock exchange. This risk may be greater for the Fund as it seeks to have indirect exposure to a single underlying stock as opposed to a more diverse portfolio like a traditional pooled investment. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares. Shares trade on the Exchange at a market price that may be below, at or above the Fund’s NAV. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. In addition, trading in Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange “circuit breaker” rules. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged. In the event of an unscheduled market close for options contracts that reference a single stock, such as INTC’s securities being halted or a market wide closure, settlement prices will be determined by the procedures of the listing exchange of the options contracts. As a result, the Fund could be adversely affected and be unable to implement its investment strategies in the event of an unscheduled closing.

Economic and Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in the Fund’s portfolio may underperform in comparison to securities in the general financial markets, a particular financial market, or other asset classes, due to a number of factors, including inflation (or expectations for inflation), deflation (or expectations for deflation), interest rates, global demand for particular products or resources, market instability, financial system instability, debt crises and downgrades, embargoes, tariffs, sanctions and other trade barriers, regulatory events, other governmental trade or market control programs and related geopolitical events. In addition, the value of the Fund’s investments may be negatively affected by the occurrence of global events such as war, terrorism, environmental disasters, natural disasters or events, country instability, and infectious disease epidemics or pandemics. The imposition by the U.S. of tariffs on goods imported from foreign countries and reciprocal tariffs levied on U.S. goods by those countries also may lead to volatility and instability in domestic and foreign markets.

High Portfolio Turnover Risk. The Fund may actively and frequently trade all or a significant portion of the Fund’s holdings. A high portfolio turnover rate increases transaction costs, which may increase the Fund’s expenses. Frequent trading may also cause adverse tax consequences for investors in the Fund due to an increase in short-term capital gains.

Inflation Risk. Inflation risk is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the present value of the Fund’s assets and distributions, if any, may decline.

Liquidity Risk. Some securities held by the Fund, including options contracts, may be difficult to sell or be illiquid, particularly during times of market turmoil. This risk is greater for the Fund as it will hold options contracts on a single security, and not a broader range of options contracts. Markets for securities or financial instruments could be disrupted by a number of events, including, but not limited to, an economic crisis, natural disasters, epidemics/pandemics, new legislation or regulatory changes inside or outside the United States. Illiquid securities may be difficult to value, especially in changing or volatile markets. If the Fund is forced to sell an illiquid security at an unfavorable time or price, the Fund may be adversely impacted. Certain market conditions or restrictions, such as market rules related to short sales, may prevent the Fund from limiting losses, realizing gains or achieving a high correlation with INTC. There is no assurance that a security that is deemed liquid when purchased will continue to be liquid. Market illiquidity may cause losses for the Fund.

Money Market Instrument Risk. The Fund may use a variety of money market instruments for cash management purposes, including money market funds, depositary accounts and repurchase agreements. Repurchase agreements are contracts in which a seller of securities agrees to buy the securities back at a specified time and price. Repurchase agreements may be subject to market and credit risk related to the collateral securing the repurchase agreement. Money market instruments, including money market funds, may lose money through fees or other means.

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New Fund Risk. The Fund is a recently organized management investment company with no operating history. As a result, prospective investors do not have a track record or history on which to base their investment decisions. There can be no assurance that the Fund will maintain an economically viable size.

Non-Diversification Risk. Because the Fund is “non-diversified,” it may invest a greater percentage of its assets in the securities of a single issuer or a smaller number of issuers than if it was a diversified fund. As a result, a decline in the value of an investment in a single issuer or a smaller number of issuers could cause the Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio. This may increase the Fund’s volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund’s performance.

Operational Risk. The Fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect the Fund’s ability to meet its investment objective. Although the Fund and Adviser seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

Single Issuer Risk. Issuer-specific attributes may cause an investment in the Fund to be more volatile than a traditional pooled investment which diversifies risk or the market generally. The value of the Fund, which focuses on an individual security (INTC), may be more volatile than a traditional pooled investment or the market as a whole and may perform differently from the value of a traditional pooled investment or the market as a whole.

Tax Risk. The Fund intends to elect and to qualify each year to be treated as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (“Code”). As a RIC, the Fund will not be subject to U.S. federal income tax on the portion of its net investment income and net capital gain that it distributes to Shareholders, provided that it satisfies certain requirements of the Code. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund’s taxable income will be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. To comply with the asset diversification test applicable to a RIC, the Fund will attempt to ensure that the value of options it holds is never 25% of the total value of Fund assets at the close of any quarter. In particular, in combination with the Fund’s use of a “synthetic” strategy (i.e., purchasing exposure to the underlying stock through a combination of put and call options), the Fund maintains a portfolio of treasury securities, which are expected to enable the Fund to meet the diversification requirements. If the Fund’s investments in options were to exceed 25% of the Fund’s total assets at the end of a tax quarter, the Fund, generally, has a grace period to cure such lack of compliance. If the Fund fails to timely cure, it may no longer be eligible to be treated as a RIC.

U.S. Government and U.S. Agency Obligations Risk. The Fund may invest in securities issued by the U.S. government or its agencies or instrumentalities. U.S. Government obligations include securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, such as the U.S. Treasury. Payment of principal and interest on U.S. Government obligations may be backed by the full faith and credit of the United States or may be backed solely by the issuing or guaranteeing agency or instrumentality itself. In the latter case, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, which agency or instrumentality may be privately owned. There can be no assurance that the U.S. Government would provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) where it is not obligated to do so.

Performance

Performance information for the Fund is not included because the Fund has not begun operations as of the date of this Prospectus. When such information is included, this section will provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance history from year to year and showing how the Fund’s average annual total returns compare with those of a broad measure of market performance. Although past performance of the Fund is no guarantee of how it will perform in the future, historical performance may give you some indication of the risks of investing in the Fund. Updated performance information will be available on the Fund’s website at www.yieldmaxetfs.com.

Management

Investment Adviser: Tidal Investments LLC (the “Adviser”) serves as investment adviser to the Fund.

Portfolio Managers:

The following individuals are jointly and primarily responsible for the day-to-day management of the Fund.

Jay Pestrichelli, Portfolio Manager for the Adviser, has been a portfolio manager of the Fund since its inception in 2026.

Scott Snyder, Portfolio Manager for the Adviser, has been a portfolio manager of the Fund since its inception in 2026.

Matt Brandt, Portfolio Manager for the Adviser, has been a portfolio manager of the Fund since its inception in 2026.

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Purchase and Sale of Shares

The Fund issues and redeems Shares at NAV only in large blocks known as “Creation Units,” which only Authorized Participants (APs) (typically, broker-dealers) may purchase or redeem. The Fund generally issues and redeems Creation Units in exchange for a portfolio of securities (the “Deposit Securities”) and/or a designated amount of U.S. cash.

Shares are listed on the Exchange, and individual Shares may only be bought and sold in the secondary market through brokers at market prices, rather than NAV. Because Shares trade at market prices rather than NAV, Shares may trade at a price greater than NAV (premium) or less than NAV (discount).

An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Shares (the “bid” price) and the lowest price a seller is willing to accept for Shares (the “ask” price) when buying or selling Shares in the secondary market. This difference in bid and ask prices is often referred to as the “bid-ask spread.”

When available, information regarding the Fund’s NAV, market price, how often Shares traded on the Exchange at a premium or discount, and the median bid-ask spreads can be found on the Fund’s website at www.yieldmaxetfs.com.

Tax Information

Fund distributions are generally taxable as ordinary income, qualified dividend income, or capital gains (or a combination), unless an investment is in an individual retirement account (“IRA”) or other tax-advantaged account. Distributions on investments made through tax-deferred arrangements may be taxed later upon withdrawal of assets from those accounts.

Financial Intermediary Compensation

If you purchase Shares through a broker-dealer or other financial intermediary (such as a bank) (an “Intermediary”), the Adviser or its affiliates may pay Intermediaries for certain activities related to the Fund, including participation in activities that are designed to make Intermediaries more knowledgeable about exchange-traded products, including the Fund, or for other activities, such as marketing, educational training, or other initiatives related to the sale or promotion of Shares. These payments may create a conflict of interest by influencing the Intermediary and your salesperson to recommend the Fund over another investment. Any such arrangements do not result in increased Fund expenses. Ask your salesperson or visit the Intermediary’s website for more information.

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YieldMax® JP Option Income Strategy ETF - FUND SUMMARY

Investment Objective

The Fund’s primary investment objective is to seek current income. The Fund’s secondary investment objective is to seek exposure to the share price of the common stock of JPMorgan Chase & Co. (“JPM” or “Underlying Security”), subject to a limit on potential investment gains.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Annual Fund Operating Expenses(1) (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.99%
Distribution and Service (12b-1) Fees	None
Other Expenses (includes interest and tax expense)	0.05%
Total Annual Fund Operating Expenses	1.04%

(1)	The Fund’s investment adviser, Tidal Investments LLC (the “Adviser”), a Tidal Financial Group company, will pay, or require a sub-adviser to pay, all expenses incurred by the Fund (except for advisory fees and sub-advisory fees, as the case may be) excluding interest charges on any borrowings made for investment purposes, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the “1940 Act”), and litigation expenses and other non-routine or extraordinary expenses.

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem or hold all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example does not take into account brokerage commissions that you may pay on your purchases and sales of Shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$106	$331	$574	$1,271

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the expense example above, affect the Fund’s performance. During the most recent fiscal year ended October 31, 2025, the Fund’s portfolio turnover rate was 32% of the average value of its portfolio.

Principal Investment Strategies

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks current income while providing indirect exposure to the share price (i.e., the price returns) of the Underlying Security, subject to participation in a portion of potential investment gains. The Fund will employ its investment strategy as it relates to the Underlying Security regardless of whether there are periods of adverse market, economic, or other conditions and will not take temporary defensive positions during such periods. As further described below, the Fund uses either a synthetic covered call strategy or a synthetic covered call spread strategy to seek to generate options premiums and provide indirect exposure to the share price returns of the Underlying Security, subject to participation in a portion of potential investment gains as a result of the nature of the options strategy it employs. That is, the Fund not only seeks to generate options premiums but also aims to derive gains when the value of the Underlying Security increases. The Fund’s options contracts provide:

●	indirect exposure to the share price returns of the Underlying Security,
●	option premiums, and
●	participation in a portion of gains, if any, of the share price returns of the Underlying Security.

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For more information, see sections “The Fund’s Use of Underlying Security Option Contracts” and “Synthetic Covered Call Strategy” below.

Why invest in the Fund?

●	The Fund seeks to generate weekly cash distributions, which is not dependent on the price appreciation of the Underlying Security.
●	The Fund seeks to participate in a portion of the gains experienced by the Underlying Security.

That is, although the Fund may not fully participate in gains in the Underlying Security’s stock price, the Fund’s portfolio is designed to generate options premiums.

An Investment in the Fund is not an investment in the Underlying Security.

●	The Fund’s strategy will capture only a portion of its potential gains if the Underlying Security’s stock price increase in value.
●	The Fund’s strategy is subject to all potential losses if the Underlying Security’s stock price decrease in value, which may not be offset by the options premiums received by the Fund.
●	The Fund does not invest directly in the Underlying Security.
●	Fund shareholders are not entitled to any Underlying Security dividends.

While the Fund seeks to provide current income pursuant to its investment objective, a portion (sometimes significant) of the Fund’s distributions may be classified as return of capital (“ROC”) for financial or tax reporting purposes. Generally speaking, ROC refers to the portion of a distribution from an investment that represents a return of the original investment (principal) rather than income or profit. Accordingly, such distributions do not necessarily reflect the Fund’s income or yield. See the prospectus section titled “Additional Information About the Funds” for more information about option premiums and ROC.

Additional information regarding the Underlying Security is also set forth below.

The Fund’s Use of Underlying Security Option Contracts

As part of the Fund’s synthetic covered call strategy and synthetic covered call spread strategy, the Fund will purchase and sell a combination of standardized exchange-traded and FLexible EXchange® (“FLEX”) call and put option contracts that are based on the value of the price returns of the Underlying Security.

●	In general, an option contract gives the purchaser of the option contract the right to purchase (for a call option) or sell (for a put option) the underlying asset (like shares of the Underlying Security) at a specified price (the “strike price”).
●	If exercised, an option contract obligates the seller to deliver shares (for a sold or “short” call) or buy shares (for a sold or “short” put) of the underlying asset at a specified price (the “strike price”).
●	Options contracts must be exercised or traded to close within a specified time frame, or they expire. See the chart in section “Fund Portfolio” below for a description of the option contracts utilized by the Fund.

Standardized exchange-traded options include standardized terms. FLEX options are also exchange-traded, but they allow for customizable terms (e.g., the strike price can be negotiated). For more information on FLEX options, see “Additional Information about the Funds – Exchange Traded Options Portfolio.”

The Fund’s options contracts are based on the value of the Underlying Security, which gives the Fund the right or obligation to receive or deliver shares of the Underlying Security on the expiration date of the applicable option contract in exchange for the stated strike price, depending on whether the option contract is a call option or a put option, and whether the Fund purchases or sells the option contract.

Synthetic Covered Call Strategy

In seeking to achieve its investment objective, the Fund may implement a “synthetic covered call” strategy using the standardized exchange-traded and FLEX options described above.

●	A traditional covered call strategy is an investment strategy where an investor (the Fund) sells a call option on an underlying security it owns.
●	A synthetic covered call strategy is similar to a traditional covered call strategy in that the investor sells a call option that is based on the value of the underlying security. However, in a synthetic covered call strategy, the investor (the Fund) does not own the underlying security, but rather seeks to synthetically replicate 100% of the price movements of the underlying security through the use of various investment instruments.

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The Fund’s synthetic covered call strategies consists of the following three elements, each of which is described in greater detail farther below:

●	Synthetic long exposure to the Underlying Security, which allows the Fund to seek to participate in the changes, up or down, in the price of shares of the Underlying Security.
●	Covered call writing (where the Underlying Security’s call options are sold against the synthetic long portion of the strategy), which allows the Fund to generate options premiums.
●	U.S. Treasuries, which are used for collateral for the options, and which generate income.

1.	Synthetic Long Exposure

To achieve a synthetic long exposure to the Underlying Security, the Fund will buy the Underlying Security’s call options and, simultaneously, sell the Underlying Security’s put options to try to replicate the price movements of the Underlying Security. The call options purchased by the Fund and the put options sold by the Fund will generally have one-month to six-month terms and strike prices that are approximately equal to the then-current share price of the Underlying Security at the time the contracts are purchased and sold, respectively. The combination of the long call options and sold put options provides the Fund with indirect investment exposure equal to approximately 100% of the Underlying Security for the duration of the applicable options exposure.

2.	Covered Call Strategies

Covered Call Strategy

As part of its strategy, the Fund will write (sell) call option contracts on the Underlying Security to generate options premiums. Since the Fund does not directly own the Underlying Security, these written call options will be sold short (i.e., selling a position it does not currently own). The Fund will seek to participate in the share price appreciation of the Underlying Security, if any. However, due to the nature of covered call strategies, the Fund’s participation may be subject to a cap (as described below). In this strategy, the call options written (sold) by the Fund will generally have 1- month or less expiration dates (the “Call Period”) and generally have a strike price that is approximately 0%-15% above the then-current share price of the Underlying Security.

It is important to note that the sale of the Underlying Security call option contracts will limit the Fund’s participation in the appreciation in the Underlying Security’s stock price. If the stock price of the Underlying Security increases, the above-referenced synthetic long exposure alone would allow the Fund to experience similar percentage gains. However, if the Underlying Security’s stock price appreciates beyond the strike price of one or more of the sold (short) call option contracts, the Fund will lose money on those short call positions, and the losses will, in turn, limit the upside return of the Fund’s synthetic long exposure. As a result, the Fund’s overall strategy (i.e., the combination of the synthetic long exposure to the Underlying Security and the sold (short) the Underlying Security call positions) will limit the Fund’s participation in gains in the Underlying Security’s stock price beyond a certain point.

Covered Call Spread Strategy

The Adviser will employ the Covered Call Spread Strategy when it believes it is a better strategy for the Fund as compared to the Covered Call Strategy. The Fund may write (sell) credit call spreads (described below) rather than stand-alone call option contracts to seek greater participation in the potential appreciation of its Underlying Security’s share price, while still generating net options premiums. The Adviser will primarily employ this covered call spread strategy when it believes that the share price of its Underlying Security is likely to rise significantly in the short term (e.g., following a substantial selloff or overall positive market news). Additionally, the Adviser may use this strategy in other scenarios (e.g., if the market is undervaluing further out-of-the-money options relative to near-the-money options), where it believes the use of credit call spreads may prove more advantageous to the Fund’s total return than the covered call strategy.

A credit call spread involves selling a call option while simultaneously buying a call option with a higher strike price, both with the same expiration date. By writing credit call spreads, the Fund can potentially offset losses incurred from its short call positions if the Underlying Security’s share price rises above the strike price.

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3.	U.S. Treasuries

The Fund will hold short-term U.S. Treasury securities as collateral in connection with the Fund’s synthetic covered call strategy. The Fund may also invest in pooled vehicles (e.g., mutual funds and ETFs) that invest in U.S Treasuries.

The Fund intends to continuously maintain indirect exposure to the Underlying Security through the use of options contracts. As the options contracts it holds are exercised or expire it may enter into new options contracts, a practice referred to as “rolling.” The Fund’s practice of rolling options may result in high portfolio turnover.

Fund’s Weekly Distributions

The Fund will seek to provide weekly cash distributions. The Fund will seek to generate such distributions in the following ways:

●	Writing (selling) call option contracts on its Underlying Security as described above to generate options premiums. A premium, in this context, refers to the price the option buyer pays to the option seller (the Fund) for the rights granted by the option. The amount of these premiums is largely affected by the fluctuations in the Underlying Security’s stock prices. However, other elements like interest rates can also influence the level of premiums.
●	Investing in short-term U.S. Treasury securities. The income generated by these securities will be influenced by interest rates at the time of investment.
●	In addition, the Fund’s use of the Synthetic Covered Call Spread Strategy may occasionally allow it to capture a substantial portion of any significant increase in the price of its Underlying Security. When this happens, the Fund could receive profits exceeding the initial cost of the call options, and the Fund’s distributions may include some of those profits.

Fund’s Return Profile vs its Underlying Security

For the reasons stated above, the Fund’s performance will differ from that of the Underlying Security’s stock price. The performance differences will depend on, among other things, the price of the Underlying Security, changes in the value of the Underlying Security options contracts the Fund holds, and changes in the value of the U.S. Treasuries.

Fund Portfolio

Principal Holdings
Portfolio Holdings (All options are based on the value of the Underlying Security)	Investment Terms	Expected Target Maturity
Purchased call option contracts

“at-the-money” (i.e., the strike price is equal to the then-current share price of the Underlying Security at the time of purchase) to provide indirect exposure to positive price returns of the Underlying Security.

If the Underlying Security share price increases, these options will generate corresponding increases to the Fund.

1-month to 6-month expiration dates
Sold put option contracts

“at-the-money” (i.e., the strike price is equal to the then-current share price of the Underlying Security at the time of sale).

They are sold to help pay for the purchased call options described above.

However, the sold put option contracts provide exposure to the full extent of any share price losses experienced by the Underlying Security.

1-month to 6-month expiration dates
Sold (short) call option contracts (Covered Call Strategy)

The strike price is approximately 0%-15% more than the then-current share price of the Underlying Security at the time of sale.

They generate options premiums. However, they also limit some potential positive returns that the Fund may have otherwise experienced from gains in the Underlying Security’s share price.

1-month or less expiration dates
Sold (short) call option contracts (Covered Call Spread Strategy)

The strike price is approximately 0%-15% more than the then-current share price of the Fund’s Underlying Security at the time of sale.

Sold call option contracts provide inverse exposure to the full extent of any increases in the value experienced by the Fund’s Underlying Security, minus the premium received.

1-month or less expiration dates
Purchased call option contracts (Covered Call Spread Strategy)

“out-of-the-money” (i.e., the strike price is above the strike price of the corresponding Covered Call Spread Strategy sold call).

Bought call option contracts provide exposure to the full extent of any increases in the value experienced by the Fund’s Underlying Security above the option’s strike price.

1-month or less expiration dates
U.S Treasury Securities and Cash

Multiple series of U.S. Treasury Bills supported by the full faith and credit of the U.S. government.

These instruments are used as collateral for the Fund’s derivative investments.

They will also generate income.

6-month to 2-year maturities

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The market value of the cash and treasuries held by the Fund is expected to be between 50% and 100% of the Fund’s net assets and the market value of the options package is expected to be between 0% and 50% of the Fund’s net assets. In terms of notional value, the combination of these investment instruments provides indirect investment exposure to JPM equal to at least 95% of the Fund’s total assets.

Under normal circumstances, the Fund will invest at least 80% of its net assets, plus borrowings for investment purposes, in securities and financial instruments that provide indirect exposure to JPM.

The Fund is classified as “non-diversified” under the 1940 Act.

There is no guarantee that the Fund’s investment strategy will be properly implemented, and an investor may lose some or all of its investment.

JPMorgan Chase & Co. (“JPM”)

JPM is a financial holding company and a leading financial services firm based in the U.S, with operations worldwide. It is a leader in investment banking, financial services for consumers and small businesses, commercial banking, financial transaction processing and asset management. JPM is listed on the New York Stock Exchange. Per JPM’s most recent Form 10-K filing, the aggregate market value of JPM common stock held by non-affiliates as of the most recent available data at time of drafting this prospectus (June 30, 2025) was approximately $794 billion.

JPM is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the SEC by JPM pursuant to the Exchange Act can be located by reference to the SEC file number 1-5805 through the SEC’s website at www.sec.gov. In addition, information regarding JPM may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

This document relates only to the securities offered hereby and does not relate to JPM or other securities of JPM. The Fund has derived all disclosures contained in this document regarding JPM from the publicly available documents. None of the Fund, the Trust, the Adviser, or their respective affiliates has participated in the preparation of such publicly available offering documents or made any due diligence inquiry regarding such documents with respect to JPM. None of the Fund, the Trust, the Adviser, or their respective affiliates makes any representation that such publicly available documents or any other publicly available information regarding JPM is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date hereof (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of JPM (and therefore the price of the Fund at the time we price the securities) have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of or failure to disclose material future events concerning JPM could affect the value received with respect to the securities and therefore the value of the securities.

None of the Fund, the Trust, the Adviser, or their respective affiliates makes any representation to you as to the performance of JPM.

NONE OF THE FUND, THE TRUST OR ADVISER IS AFFILIATED, CONNECTED, OR ASSOCIATED WITH JPM OR JPMORGAN CHASE BANK. The Fund was not developed or created by, and is not sponsored, endorsed, or approved by JPMorgan Chase Bank.

Moreover, JPMorgan Chase Bank did not participate in the development of the Fund’s investment strategy. JPMorgan Chase Bank does not select or approve the Fund’s portfolio holdings, nor does it participate in the construction, design, or implementation of the Fund. JPMorgan Chase Bank does not provide any assurances, guarantees, or representations regarding the Fund or its performance. Nothing herein shall be construed as an offer of any security by JPMorgan Chase Bank.

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An investment in the Fund is NOT an investment in JPM or in any security of JPMorgan Chase Bank.

JPM and JPMORGAN are the exclusive trademark(s) of JPMorgan Chase Bank. All rights in the trademarks are reserved by their respective owners.

Due to the Fund’s investment strategy, the Fund’s investment exposure is concentrated in (or substantially exposed to) the same industry as that assigned to JPM. As of the date of the Prospectus, JPM is assigned to the banks industry.

Principal Investment Risks

The principal risks of investing in the Fund are summarized below. As with any investment, there is a risk that you could lose all or a portion of your investment in the Fund. Some or all of these risks may adversely affect the Fund’s net asset value (“NAV”) per share, trading price, yield, total return, and/or ability to meet its objective. For more information about the risks of investing in the Fund, see the section in the Fund’s Prospectus titled “Additional Information About the Funds—Principal Risks of Investing in the Funds.”

An investment in the Fund entails risk. The Fund may not achieve its investment objective and there is a risk that you could lose all of your money invested in the Fund. The Fund is not a complete investment program. It is important that investors closely review all of the risks listed below and understand them before making an investment in the Fund.

Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which they appear.

JPM Risk. The Fund invests in options contracts that are based on the value of JPM. This subjects the Fund to certain of the same risks as if it owned shares of JPM, even though it does not. By virtue of the Fund’s investments in options contracts that are based on the value of JPM, the Fund may also be subject to the following risks:

Indirect Investment in JPM Risk. JPM is not affiliated with the Trust, the Fund, the Adviser, or their respective affiliates and is not involved with this offering in any way and has no obligation to consider your Shares in taking any corporate actions that might affect the value of Shares. Investors in the Fund will not have voting rights and will not be able to influence management of JPM but will be exposed to the performance of JPM (the underlying stock). Investors in the Fund will not have rights to receive dividends or other distributions or any other rights with respect to the underlying stock but will be subject to declines in the performance of the underlying stock.

JPM Trading Risk. The trading price of JPM may be highly volatile and could continue to be subject to wide fluctuations in response to various factors. The stock market in general, and the market for technology companies in particular, has experienced extreme price and volume fluctuations that have often been unrelated or disproportionate to the operating performance of those companies. In particular, a large proportion of JPM may be traded by short sellers which may put pressure on the supply and demand for the common stock of JPM, further influencing volatility in its market price. Public perception and other factors outside of the control of JPM may additionally impact JPM’s stock price due to JPM garnering a disproportionate degree of public attention, regardless of actual operating performance. In addition, in the past, following periods of volatility in the overall market and the market price of a particular company’s securities, securities class action litigation has often been instituted against companies such as these. Moreover, stockholder litigation like this has been filed against JPM in the past. While JPM continues to defend such actions, any judgment against JPM, or any future stockholder litigation could result in substantial costs and a diversion of the management of JPM’s attention and resources. If JPM trading is halted, trading in Shares of the Fund may be impacted, either temporarily or indefinitely.

JPM Performance Risk. JPM may fail to meet its publicly announced guidelines or other expectations about its business, which could cause the price of JPM to decline. JPM provides guidance regarding its expected financial and business performance, such as projections regarding sales and production, as well as anticipated future revenues, gross margins, profitability and cash flows. Correctly identifying key factors affecting business conditions and predicting future events is inherently an uncertain process, and the guidance JPM provides may not ultimately be accurate and has in the past been inaccurate in certain respects, such as the timing of new product manufacturing ramps. The guidance is based on certain assumptions such as those relating to global and local economic conditions, anticipated production and sales volumes (which generally are not linear throughout a given period), average sales prices, supplier and commodity costs, and planned cost reductions. If JPM’s guidance is not accurate or varies from actual results due to its inability to meet the assumptions or the impact on its financial performance that could occur as a result of various risks and uncertainties, the market value of common stock issued by JPM could decline significantly.

JPM’s accelerated computing platforms address four large markets: Gaming, Data Center, Professional Visualization, and Automotive. These markets experience rapid changes in technology, customer requirements, new product introductions and enhancements, and industry standards.

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Banking Industry Risk. Banks depend upon being able to obtain funds at reasonable costs and upon liquidity in the capital and credit markets to finance their lending and other operations which makes banks sensitive to changes in money market and general economic conditions. When a bank’s borrowers have financial trouble, their failure to repay the bank will adversely affect the bank’s financial situation. Banks are also highly regulated. Decisions by regulators may limit the loans banks make and the interest rates and fees they charge, and may reduce a bank’s profitability. Banks may also be subject to severe price competition. Competition is high among banking companies and failure to maintain or increase market share may result in lost market value. Events involving limited liquidity, defaults, non-performance or other adverse developments that have affected the financial services industry have in the past and may in the future lead to market-wide liquidity problems, and could negatively affect the value and of Banks.  For example, in March 2023, several financial institutions experienced a larger-than-expected decline in deposits and two regional banks, Silicon Valley Bank and Signature Bank, were placed into receivership. Although the Federal Reserve, the U.S. Department of Treasury, and the Federal Deposit Insurance Corporation have taken measures to stabilize the financial system, uncertainty and liquidity concerns in the broader financial services industry remains.  Additionally, should there be additional systemic pressure on the financial system and capital markets, there can be no assurances of the response of any government or regulator, and any response may not be as favorable to industry participants as the measures currently being pursued.

Derivatives Risk. Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, or funds (including ETFs), interest rates or indexes. The Fund’s investments in derivatives may pose risks in addition to, and greater than, those associated with directly investing in securities or other ordinary investments, including risk related to the market, imperfect correlation with underlying investments or the Fund’s other portfolio holdings, higher price volatility, lack of availability, counterparty risk, liquidity, valuation and legal restrictions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The use of derivatives may result in larger losses or smaller gains than directly investing in securities. When the Fund uses derivatives, there may be an imperfect correlation between the value of JPM and the derivative, which may prevent the Fund from achieving its investment objective. Because derivatives often require only a limited initial investment, the use of derivatives may expose the Fund to losses in excess of those amounts initially invested. In addition, the Fund’s investments in derivatives are subject to the following risks:

Options Contracts. The use of options contracts involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, including the anticipated volatility, which are affected by fiscal and monetary policies and by national and international political, changes in the actual or implied volatility or the reference asset, the time remaining until the expiration of the option contract and economic events. For the Fund in particular, the value of the options contracts in which it invests is substantially influenced by the value of JPM. The Fund may experience substantial downside from specific option positions and certain option positions held by the Fund may expire worthless. The options held by the Fund are exercisable at the strike price on their expiration date. As an option approaches its expiration date, its value typically increasingly moves with the value of the underlying instrument. However, prior to such date, the value of an option generally does not increase or decrease at the same rate at the underlying instrument. There may at times be an imperfect correlation between the movement in the values of options contracts and the underlying instrument, and there may at times not be a liquid secondary market for certain options contracts. The value of the options held by the Fund will be determined based on market quotations or other recognized pricing methods. Additionally, as the Fund intends to continuously maintain indirect exposure to JPM through the use of options contracts, as the options contracts it holds are exercised or expire it will enter into new options contracts, a practice referred to as “rolling.” If the expiring options contracts do not generate proceeds enough to cover the cost of entering into new options contracts, the Fund may experience losses.

Counterparty Risk. The Fund is subject to counterparty risk by virtue of its investments in options contracts. Transactions in some types of derivatives, including options, are required to be centrally cleared (“cleared derivatives”). In a transaction involving cleared derivatives, the Fund’s counterparty is a clearing house rather than a bank or broker. Since the Fund is not a member of clearing houses and only members of a clearing house (“clearing members”) can participate directly in the clearing house, the Fund will hold cleared derivatives through accounts at clearing members. In cleared derivatives positions, the Fund will make payments (including margin payments) to and receive payments from a clearing house through their accounts at clearing members. Customer funds held at a clearing organization in connection with any options contracts are held in a commingled omnibus account and are not identified to the name of the clearing member’s individual customers. As a result, assets deposited by the Fund with any clearing member as margin for options may, in certain circumstances, be used to satisfy losses of other clients of the Fund’s clearing member. In addition, although clearing members guarantee performance of their clients’ obligations to the clearing house, there is a risk that the assets of the Fund might not be fully protected in the event of the clearing member’s bankruptcy, as the Fund would be limited to recovering only a pro rata share of all available funds segregated on behalf of the clearing member’s customers for the relevant account class. The Fund is also subject to the risk that a limited number of clearing members are willing to transact on the Fund’s behalf, which heightens the risks associated with a clearing member’s default. This risk is greater for the Fund as it seeks to hold options contracts on a single security, and not a broader range of options contracts, which may limit the number of clearing members that are willing to transact on the Fund’s behalf. If a clearing member defaults the Fund could lose some or all of the benefits of a transaction entered into by the Fund with the clearing member. If the Fund cannot find a clearing member to transact with on the Fund’s behalf, the Fund may be unable to effectively implement its investment strategy.

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Price Participation Risk. The Fund employs an investment strategy that includes the sale of call option contracts, which limits the degree to which the Fund will participate in increases in value experienced by JPM over the Call Period. This means that if JPM experiences an increase in value above the strike price of the sold call options during a Call Period, the Fund will likely not experience that increase to the same extent and may significantly underperform JPM over the Call Period. Additionally, because the Fund is limited in the degree to which it will participate in increases in value experienced by JPM over each Call Period, but has full exposure to any decreases in value experienced by JPM over the Call Period, the NAV of the Fund may decrease over any given time period. The Fund’s NAV is dependent on the value of each options portfolio, which is based principally upon the performance of JPM. The degree of participation in JPM gains the Fund will experience will depend on prevailing market conditions, especially market volatility, at the time the Fund enters into the sold call option contracts and will vary from Call Period to Call Period. The value of the options contracts is affected by changes in the value and dividend rates of JPM, changes in interest rates, changes in the actual or perceived volatility of JPM and the remaining time to the options’ expiration, as well as trading conditions in the options market. As the price of JPM changes and time moves towards the expiration of each Call Period, the value of the options contracts, and therefore the Fund’s NAV, will change. However, it is not expected for the Fund’s NAV to directly correlate on a day-to-day basis with the returns of JPM. The amount of time remaining until the options contract’s expiration date affects the impact of the potential options premiums on the Fund’s NAV, which may not be in full effect until the expiration date of the Fund’s options contracts. Therefore, while changes in the price of the JPM will result in changes to the Fund’s NAV, the Fund generally anticipates that the rate of change in the Fund’s NAV will be different than that experienced by JPM.

Distribution Risk. The Fund seeks to provide weekly cash distributions. There is no assurance that the Fund will make a distribution in any given week. If the Fund does make distributions, the amounts of such distributions will likely vary greatly from one distribution to the next. Additionally, the weekly distributions, if any, may consist of returns of capital, which would decrease the Fund’s NAV and trading price over time. As a result, an investor may suffer significant losses to their investment. In addition, while the underlying stock may pay dividends, the Fund’s returns will not include any dividends paid by the underlying stock, and any income generated by the Fund may be less than the income generated by a direct investment in the underlying stock.

NAV Erosion Risk Due to Distributions. When the Fund makes a distribution, the Fund’s NAV will typically drop by the amount of the distribution on the related ex-dividend date. The repeated payment of distributions by the Fund, if any, may significantly erode the Fund’s NAV and trading price over time. As a result, an investor may suffer significant losses to their investment.

Call Strategy Risks. The path dependency (i.e., the continued use) of the Fund’s call writing strategy will impact the extent that the Fund participates in the positive price returns of JPM and, in turn, the Fund’s returns, both during the term of the sold call options and over longer time periods. If, for example, each month the Fund were to sell 7% out-of-the-money call options having a one-month term, the Fund’s participation in the positive price returns of JPM will be capped at 7% in any given month. However, over a longer period (e.g., 5 months), the Fund should not be expected to participate fully in the first 35% (i.e., 5 months x 7%) of the positive price returns of JPM, or the Fund may even lose money, even if the JPM share price has appreciated by at least that much over such period, if during any month over that period JPM had a return less than 7%. This example illustrates that both the Fund’s participation in the positive price returns of JPM and its returns will depend not only on the price of JPM but also on the path that JPM takes over time.

Additionally, when implementing the Covered Call Spread Strategy, the use of credit call spreads introduces further complexities and risks. While purchasing a higher-strike call option limits potential losses from the short call position, it also reduces the net premium received, which may result in lower overall returns compared to a stand-alone covered call strategy. If the price of the Underlying Security rises rapidly, the call spread may still cap upside participation, leading to missed profit opportunities. Furthermore, market conditions, such as mispricing between near-the-money and further out-of-the-money options, may impact the effectiveness of the strategy, potentially resulting in lower-than-expected returns or increased losses. The relative pricing of options at different strike levels can vary due to volatility shifts, liquidity constraints, or other market dynamics, adding an additional layer of uncertainty to the Fund’s performance under this strategy.

ETF Risks.

Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that are authorized to purchase and redeem Shares directly from the Fund (known as “Authorized Participants” or “APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services; or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

Cash Redemption Risk. The Fund’s investment strategy may require it to redeem Shares for cash or to otherwise include cash as part of its redemption proceeds. For example, the Fund may not be able to redeem in-kind certain securities held by the Fund (e.g., derivative instruments). In such a case, the Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used. By paying out higher annual capital gain distributions, investors may be subjected to increased capital gains taxes. Additionally, there may be brokerage costs or taxable gains or losses that may be imposed on the Fund in connection with a cash redemption that may not have occurred if the Fund had made a redemption in-kind. These costs could decrease the value of the Fund to the extent they are not offset by a transaction fee payable by an AP.

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Costs of Buying or Selling Shares. Buying or selling Shares involves certain costs, including brokerage commissions, other charges imposed by brokers, and bid-ask spreads. The bid-ask spread represents the difference between the price at which an investor is willing to buy Shares and the price at which an investor is willing to sell Shares. The spread varies over time based on the Shares’ trading volume and market liquidity. The spread is generally lower if Shares have more trading volume and market liquidity and higher if Shares have little trading volume and market liquidity. Due to the costs of buying or selling Shares, frequent trading of Shares may reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

Management Risk. The Fund is subject to management risk because it is an actively managed portfolio. In managing the Fund’s investment portfolio, the portfolio managers will apply investment techniques and risk analyses that may not produce the desired result. There can be no guarantee that the Fund will meet its investment objective.

Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant.

Trading. Although Shares are listed on a national securities exchange, such as NYSE Arca, Inc. (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that an active trading market for the Shares will develop or be maintained or that the Shares will trade with any volume, or at all, on any stock exchange. This risk may be greater for the Fund as it seeks to have indirect exposure to a single underlying stock as opposed to a more diverse portfolio like a traditional pooled investment. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares. Shares trade on the Exchange at a market price that may be below, at or above the Fund’s NAV. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. In addition, trading in Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange “circuit breaker” rules. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged. In the event of an unscheduled market close for options contracts that reference a single stock, such as JPM’s securities being halted or a market wide closure, settlement prices will be determined by the procedures of the listing exchange of the options contracts. As a result, the Fund could be adversely affected and be unable to implement its investment strategies in the event of an unscheduled closing.

Economic and Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in the Fund’s portfolio may underperform in comparison to securities in the general financial markets, a particular financial market, or other asset classes, due to a number of factors, including inflation (or expectations for inflation), deflation (or expectations for deflation), interest rates, global demand for particular products or resources, market instability, financial system instability, debt crises and downgrades, embargoes, tariffs, sanctions and other trade barriers, regulatory events, other governmental trade or market control programs and related geopolitical events. In addition, the value of the Fund’s investments may be negatively affected by the occurrence of global events such as war, terrorism, environmental disasters, natural disasters or events, country instability, and infectious disease epidemics or pandemics. The imposition by the U.S. of tariffs on goods imported from foreign countries and reciprocal tariffs levied on U.S. goods by those countries also may lead to volatility and instability in domestic and foreign markets.

High Portfolio Turnover Risk. The Fund may actively and frequently trade all or a significant portion of the Fund’s holdings. A high portfolio turnover rate increases transaction costs, which may increase the Fund’s expenses. Frequent trading may also cause adverse tax consequences for investors in the Fund due to an increase in short-term capital gains.

Inflation Risk. Inflation risk is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the present value of the Fund’s assets and distributions, if any, may decline.

Liquidity Risk. Some securities held by the Fund, including options contracts, may be difficult to sell or be illiquid, particularly during times of market turmoil. This risk is greater for the Fund as it will hold options contracts on a single security, and not a broader range of options contracts. Markets for securities or financial instruments could be disrupted by a number of events, including, but not limited to, an economic crisis, natural disasters, epidemics/pandemics, new legislation or regulatory changes inside or outside the United States. Illiquid securities may be difficult to value, especially in changing or volatile markets. If the Fund is forced to sell an illiquid security at an unfavorable time or price, the Fund may be adversely impacted. Certain market conditions or restrictions, such as market rules related to short sales, may prevent the Fund from limiting losses, realizing gains or achieving a high correlation with JPM. There is no assurance that a security that is deemed liquid when purchased will continue to be liquid. Market illiquidity may cause losses for the Fund.

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Money Market Instrument Risk. The Fund may use a variety of money market instruments for cash management purposes, including money market funds, depositary accounts and repurchase agreements. Repurchase agreements are contracts in which a seller of securities agrees to buy the securities back at a specified time and price. Repurchase agreements may be subject to market and credit risk related to the collateral securing the repurchase agreement. Money market instruments, including money market funds, may lose money through fees or other means.

Non-Diversification Risk. Because the Fund is “non-diversified,” it may invest a greater percentage of its assets in the securities of a single issuer or a smaller number of issuers than if it was a diversified fund. As a result, a decline in the value of an investment in a single issuer or a smaller number of issuers could cause the Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio. This may increase the Fund’s volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund’s performance.

Operational Risk. The Fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect the Fund’s ability to meet its investment objective. Although the Fund, and Adviser seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

Single Issuer Risk. Issuer-specific attributes may cause an investment in the Fund to be more volatile than a traditional pooled investment which diversifies risk or the market generally. The value of the Fund, which focuses on an individual security (JPM), may be more volatile than a traditional pooled investment or the market as a whole and may perform differently from the value of a traditional pooled investment or the market as a whole.

Tax Risk. The Fund intends to elect and to qualify each year to be treated as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (“Code”). As a RIC, the Fund will not be subject to U.S. federal income tax on the portion of its net investment income and net capital gain that it distributes to Shareholders, provided that it satisfies certain requirements of the Code. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund’s taxable income will be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. To comply with the asset diversification test applicable to a RIC, the Fund will attempt to ensure that the value of options it holds is never 25% of the total value of Fund assets at the close of any quarter. If the Fund’s investments in options were to exceed 25% of the Fund’s total assets at the end of a tax quarter, the Fund, generally, has a grace period to cure such lack of compliance. If the Fund fails to timely cure, it may no longer be eligible to be treated as a RIC.

U.S. Government and U.S. Agency Obligations Risk. The Fund may invest in securities issued by the U.S. government or its agencies or instrumentalities. U.S. Government obligations include securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, such as the U.S. Treasury. Payment of principal and interest on U.S. Government obligations may be backed by the full faith and credit of the United States or may be backed solely by the issuing or guaranteeing agency or instrumentality itself. In the latter case, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, which agency or instrumentality may be privately owned. There can be no assurance that the U.S. Government would provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) where it is not obligated to do so.

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Performance

The following performance information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance over time. The following bar chart shows the Fund’s annual returns. The table illustrates how the Fund’s average annual returns for the 1-year and since inception periods compare with those of a broad measure of market performance. Although past performance of the Fund is no guarantee of how it will perform in the future, historical performance may give you some indication of the risks of investing in the Fund. Updated performance information is available on the Fund’s website at www.yieldmaxetfs.com.

Calendar Year Ended December 31 ,

During the period of time shown in the bar chart, the Fund’s highest quarterly return was 14.13% for the quarter ended March 31, 2024 and the lowest quarterly return was -3.82% for the quarter ended June 30, 2024.

Average Annual Total Returns

For the Periods Ended December 31, 2025

	1 Year	Since Inception September 11, 2023
Return Before Taxes	22.10%	18.02%
Return After Taxes on Distributions	12.38%	10.75%
Return After Taxes on Distributions and Sale of Fund Shares	12.50%	10.52%
S&P 500® Total Return Index (reflects no deduction for fees, expenses, or taxes)(1)	17.88%	21.76%

(1)	The S&P 500® Total Return Index is a free-float market capitalization-weighted index of 500 of the largest U.S. companies. The index is calculated on a total return basis with dividends reinvested.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period covered by the table above and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Shares through tax-deferred or other tax-advantaged arrangements such as an individual retirement account (“IRA”).

Management

Investment Adviser: Tidal Investments LLC (the “Adviser”) serves as investment adviser to the Fund.

Portfolio Managers:

The following individuals are jointly and primarily responsible for the day-to-day management of the Fund.

Jay Pestrichelli, Portfolio Manager for the Adviser, has been a portfolio manager of the Fund since its inception in 2023.

Scott Snyder, Portfolio Manager for the Adviser, has been a portfolio manager of the Fund since February of 2026.

Matt Brandt, Portfolio Manager for the Adviser, has been a portfolio manager of the Fund since February of 2026.

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Purchase and Sale of Shares

The Fund issues and redeems Shares at NAV only in large blocks known as “Creation Units,” which only Authorized Participants (APs) (typically, broker-dealers) may purchase or redeem. The Fund generally issues and redeems Creation Units in exchange for a portfolio of securities (the “Deposit Securities”) and/or a designated amount of U.S. cash.

Shares are listed on the Exchange, and individual Shares may only be bought and sold in the secondary market through brokers at market prices, rather than NAV. Because Shares trade at market prices rather than NAV, Shares may trade at a price greater than NAV (premium) or less than NAV (discount).

An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Shares (the “bid” price) and the lowest price a seller is willing to accept for Shares (the “ask” price) when buying or selling Shares in the secondary market. This difference in bid and ask prices is often referred to as the “bid-ask spread.”

Information regarding the Fund’s NAV, market price, how often Shares traded on the Exchange at a premium or discount, and the median bid-ask spreads can be found on the Fund’s website at www.yieldmaxetfs.com.

Tax Information

Fund distributions are generally taxable as ordinary income, qualified dividend income, or capital gains (or a combination), unless an investment is in an individual retirement account (“IRA”) or other tax-advantaged account. Distributions on investments made through tax-deferred arrangements may be taxed later upon withdrawal of assets from those accounts.

Financial Intermediary Compensation

If you purchase Shares through a broker-dealer or other financial intermediary (such as a bank) (an “Intermediary”), the Adviser or its affiliates may pay Intermediaries for certain activities related to the Fund, including participation in activities that are designed to make Intermediaries more knowledgeable about exchange-traded products, including the Fund, or for other activities, such as marketing, educational training, or other initiatives related to the sale or promotion of Shares. These payments may create a conflict of interest by influencing the Intermediary and your salesperson to recommend the Fund over another investment. Any such arrangements do not result in increased Fund expenses. Ask your salesperson or visit the Intermediary’s website for more information.

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YieldMax® META Option Income Strategy ETF - FUND SUMMARY

Investment Objective

The Fund’s primary investment objective is to seek current income. The Fund’s secondary investment objective is to seek exposure to the share price of the common stock of Meta Platforms, Inc. (“META” or “Underlying Security”), subject to a limit on potential investment gains.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Annual Fund Operating Expenses(1) (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.99%
Distribution and Service (12b-1) Fees	None
Other Expenses (includes interest and tax expense)	0.07%
Total Annual Fund Operating Expenses	1.06%

(1)	The Fund’s investment adviser, Tidal Investments LLC (the “Adviser”), a Tidal Financial Group company, will pay, or require a sub-adviser to pay, all expenses incurred by the Fund (except for advisory fees and sub-advisory fees, as the case may be) excluding interest charges on any borrowings made for investment purposes, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the “1940 Act”), and litigation expenses and other non-routine or extraordinary expenses.

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem or hold all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example does not take into account brokerage commissions that you may pay on your purchases and sales of Shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$108	$337	$585	$1,294

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the expense example above, affect the Fund’s performance. During the most recent fiscal year ended October 31, 2025, the Fund’s portfolio turnover rate was 21% of the average value of its portfolio.

Principal Investment Strategies

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks current income while providing indirect exposure to the share price (i.e., the price returns) of the Underlying Security, subject to participation in a portion of potential investment gains. The Fund will employ its investment strategy as it relates to the Underlying Security regardless of whether there are periods of adverse market, economic, or other conditions and will not take temporary defensive positions during such periods. As further described below, the Fund uses either a synthetic covered call strategy or a synthetic covered call spread strategy to seek to generate options premiums and provide indirect exposure to the share price returns of the Underlying Security, subject to participation in a portion of potential investment gains as a result of the nature of the options strategy it employs. That is, the Fund not only seeks to generate options premiums but also aims to derive gains when the value of the Underlying Security increases. The Fund’s options contracts provide:

●	indirect exposure to the share price returns of the Underlying Security,
●	option premiums, and
●	participation in a portion of gains, if any, of the share price returns of the Underlying Security.

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For more information, see sections “The Fund’s Use of Underlying Security Option Contracts” and “Synthetic Covered Call Strategy” below.

Why invest in the Fund?

●	The Fund seeks to generate weekly cash distributions, which is not dependent on the price appreciation of the Underlying Security.
●	The Fund seeks to participate in a portion of the gains experienced by the Underlying Security.

That is, although the Fund may not fully participate in gains in the Underlying Security’s stock price, the Fund’s portfolio is designed to generate options premiums.

An Investment in the Fund is not an investment in the Underlying Security.

●	The Fund’s strategy will capture only a portion of its potential gains if the Underlying Security’s stock price increase in value.
●	The Fund’s strategy is subject to all potential losses if the Underlying Security’s stock price decrease in value, which may not be offset by the options premiums received by the Fund.
●	The Fund does not invest directly in the Underlying Security.
●	Fund shareholders are not entitled to any Underlying Security dividends.

While the Fund seeks to provide current income pursuant to its investment objective, a portion (sometimes significant) of the Fund’s distributions may be classified as return of capital (“ROC”) for financial or tax reporting purposes. Generally speaking, ROC refers to the portion of a distribution from an investment that represents a return of the original investment (principal) rather than income or profit. Accordingly, such distributions do not necessarily reflect the Fund’s income or yield. See the prospectus section titled “Additional Information About the Funds” for more information about option premiums and ROC.

Additional information regarding the Underlying Security is also set forth below.

The Fund’s Use of Underlying Security Option Contracts

As part of the Fund’s synthetic covered call strategy and synthetic covered call spread strategy, the Fund will purchase and sell a combination of standardized exchange-traded and FLexible EXchange® (“FLEX”) call and put option contracts that are based on the value of the price returns of the Underlying Security.

●	In general, an option contract gives the purchaser of the option contract the right to purchase (for a call option) or sell (for a put option) the underlying asset (like shares of the Underlying Security) at a specified price (the “strike price”).
●	If exercised, an option contract obligates the seller to deliver shares (for a sold or “short” call) or buy shares (for a sold or “short” put) of the underlying asset at a specified price (the “strike price”).
●	Options contracts must be exercised or traded to close within a specified time frame, or they expire. See the chart in section “Fund Portfolio” below for a description of the option contracts utilized by the Fund.

Standardized exchange-traded options include standardized terms. FLEX options are also exchange-traded, but they allow for customizable terms (e.g., the strike price can be negotiated). For more information on FLEX options, see “Additional Information about the Funds – Exchange Traded Options Portfolio.”

The Fund’s options contracts are based on the value of the Underlying Security, which gives the Fund the right or obligation to receive or deliver shares of the Underlying Security on the expiration date of the applicable option contract in exchange for the stated strike price, depending on whether the option contract is a call option or a put option, and whether the Fund purchases or sells the option contract.

Synthetic Covered Call Strategy

In seeking to achieve its investment objective, the Fund may implement a “synthetic covered call” strategy using the standardized exchange-traded and FLEX options described above.

●	A traditional covered call strategy is an investment strategy where an investor (the Fund) sells a call option on an underlying security it owns.
●	A synthetic covered call strategy is similar to a traditional covered call strategy in that the investor sells a call option that is based on the value of the underlying security. However, in a synthetic covered call strategy, the investor (the Fund) does not own the underlying security, but rather seeks to synthetically replicate 100% of the price movements of the underlying security through the use of various investment instruments.

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The Fund’s synthetic covered call strategies consists of the following three elements, each of which is described in greater detail farther below:

●	Synthetic long exposure to the Underlying Security, which allows the Fund to seek to participate in the changes, up or down, in the price of shares of the Underlying Security.
●	Covered call writing (where the Underlying Security’s call options are sold against the synthetic long portion of the strategy), which allows the Fund to generate options premiums.
●	U.S. Treasuries, which are used for collateral for the options, and which generate income.

1.	Synthetic Long Exposure

To achieve a synthetic long exposure to the Underlying Security, the Fund will buy the Underlying Security’s call options and, simultaneously, sell the Underlying Security’s put options to try to replicate the price movements of the Underlying Security. The call options purchased by the Fund and the put options sold by the Fund will generally have one-month to six-month terms and strike prices that are approximately equal to the then-current share price of the Underlying Security at the time the contracts are purchased and sold, respectively. The combination of the long call options and sold put options provides the Fund with indirect investment exposure equal to approximately 100% of the Underlying Security for the duration of the applicable options exposure.

2.	Covered Call Strategies

Covered Call Strategy

As part of its strategy, the Fund will write (sell) call option contracts on the Underlying Security to generate options premiums. Since the Fund does not directly own the Underlying Security, these written call options will be sold short (i.e., selling a position it does not currently own). The Fund will seek to participate in the share price appreciation of the Underlying Security, if any. However, due to the nature of covered call strategies, the Fund’s participation may be subject to a cap (as described below). In this strategy, the call options written (sold) by the Fund will generally have 1- month or less expiration dates (the “Call Period”) and generally have a strike price that is approximately 0%-15% above the then-current share price of the Underlying Security.

It is important to note that the sale of the Underlying Security call option contracts will limit the Fund’s participation in the appreciation in the Underlying Security’s stock price. If the stock price of the Underlying Security increases, the above-referenced synthetic long exposure alone would allow the Fund to experience similar percentage gains. However, if the Underlying Security’s stock price appreciates beyond the strike price of one or more of the sold (short) call option contracts, the Fund will lose money on those short call positions, and the losses will, in turn, limit the upside return of the Fund’s synthetic long exposure. As a result, the Fund’s overall strategy (i.e., the combination of the synthetic long exposure to the Underlying Security and the sold (short) the Underlying Security call positions) will limit the Fund’s participation in gains in the Underlying Security’s stock price beyond a certain point.

Covered Call Spread Strategy

The Adviser will employ the Covered Call Spread Strategy when it believes it is a better strategy for the Fund as compared to the Covered Call Strategy. The Fund may write (sell) credit call spreads (described below) rather than stand-alone call option contracts to seek greater participation in the potential appreciation of its Underlying Security’s share price, while still generating net options premiums. The Adviser will primarily employ this covered call spread strategy when it believes that the share price of its Underlying Security is likely to rise significantly in the short term (e.g., following a substantial selloff or overall positive market news). Additionally, the Adviser may use this strategy in other scenarios (e.g., if the market is undervaluing further out-of-the-money options relative to near-the-money options), where it believes the use of credit call spreads may prove more advantageous to the Fund’s total return than the covered call strategy.

A credit call spread involves selling a call option while simultaneously buying a call option with a higher strike price, both with the same expiration date. By writing credit call spreads, the Fund can potentially offset losses incurred from its short call positions if the Underlying Security’s share price rises above the strike price.

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3.	U.S. Treasuries

The Fund will hold short-term U.S. Treasury securities as collateral in connection with the Fund’s synthetic covered call strategy. The Fund may also invest in pooled vehicles (e.g., mutual funds and ETFs) that invest in U.S Treasuries.

The Fund intends to continuously maintain indirect exposure to the Underlying Security through the use of options contracts. As the options contracts it holds are exercised or expire it may enter into new options contracts, a practice referred to as “rolling.” The Fund’s practice of rolling options may result in high portfolio turnover.

Fund’s Weekly Distributions

The Fund will seek to provide weekly cash distributions. The Fund will seek to generate such distributions in the following ways:

●	Writing (selling) call option contracts on its Underlying Security as described above to generate options premiums. A premium, in this context, refers to the price the option buyer pays to the option seller (the Fund) for the rights granted by the option. The amount of these premiums is largely affected by the fluctuations in the Underlying Security’s stock prices. However, other elements like interest rates can also influence the level of premiums.
●	Investing in short-term U.S. Treasury securities. The income generated by these securities will be influenced by interest rates at the time of investment.
●	In addition, the Fund’s use of the Synthetic Covered Call Spread Strategy may occasionally allow it to capture a substantial portion of any significant increase in the price of its Underlying Security. When this happens, the Fund could receive profits exceeding the initial cost of the call options, and the Fund’s distributions may include some of those profits.

Fund’s Return Profile vs its Underlying Security

For the reasons stated above, the Fund’s performance will differ from that of the Underlying Security’s stock price. The performance differences will depend on, among other things, the price of the Underlying Security, changes in the value of the Underlying Security options contracts the Fund holds, and changes in the value of the U.S. Treasuries.

Fund Portfolio

Principal Holdings
Portfolio Holdings (All options are based on the value of the Underlying Security)	Investment Terms	Expected Target Maturity
Purchased call option contracts

“at-the-money” (i.e., the strike price is equal to the then-current share price of the Underlying Security at the time of purchase) to provide indirect exposure to positive price returns of the Underlying Security.

If the Underlying Security share price increases, these options will generate corresponding increases to the Fund.

1-month to 6-month expiration dates
Sold put option contracts

“at-the-money” (i.e., the strike price is equal to the then-current share price of the Underlying Security at the time of sale).

They are sold to help pay for the purchased call options described above.

However, the sold put option contracts provide exposure to the full extent of any share price losses experienced by the Underlying Security.

1-month to 6-month expiration dates
Sold (short) call option contracts (Covered Call Strategy)

The strike price is approximately 0%-15% more than the then-current share price of the Underlying Security at the time of sale.

They generate options premiums. However, they also limit some potential positive returns that the Fund may have otherwise experienced from gains in the Underlying Security’s share price.

1-month or less expiration dates
Sold (short) call option contracts (Covered Call Spread Strategy)

The strike price is approximately 0%-15% more than the then-current share price of the Fund’s Underlying Security at the time of sale.

Sold call option contracts provide inverse exposure to the full extent of any increases in the value experienced by the Fund’s Underlying Security, minus the premium received.

1-month or less expiration dates
Purchased call option contracts (Covered Call Spread Strategy)

“out-of-the-money” (i.e., the strike price is above the strike price of the corresponding Covered Call Spread Strategy sold call).

Bought call option contracts provide exposure to the full extent of any increases in the value experienced by the Fund’s Underlying Security above the option’s strike price.

1-month or less expiration dates
U.S Treasury Securities and Cash

Multiple series of U.S. Treasury Bills supported by the full faith and credit of the U.S. government.

These instruments are used as collateral for the Fund’s derivative investments.

They will also generate income.

6-month to 2-year maturities

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The market value of the cash and treasuries held by the Fund is expected to be between 50% and 100% of the Fund’s net assets and the market value of the options package is expected to be between 0% and 50% of the Fund’s net assets. In terms of notional value, the combination of these investment instruments provides indirect investment exposure to META equal to at least 95% of the Fund’s total assets.

Under normal circumstances, the Fund will invest at least 80% of its net assets, plus borrowings for investment purposes, in securities and financial instruments that provide indirect exposure to META.

The Fund is classified as “non-diversified” under the 1940 Act.

There is no guarantee that the Fund’s investment strategy will be properly implemented, and an investor may lose some or all of its investment.

Meta Platforms, Inc.

Meta Platforms, Inc. is an operating company that operates a social technology company. Meta Platforms, Inc. builds technology that helps people connect, find communities and grow businesses. Its products enable people to connect and share with friends and family through mobile devices, personal computers, virtual reality (VR) headsets, wearables, and in-home devices. Meta Platforms, Inc. also helps people cover and learn about what is going on in the world around them, enable people to share their opinions, ideas, photos and videos, and other activities with audiences ranging from their closest family members and friends to the public at large, and stay connected everywhere by accessing its products. Meta Platforms, Inc. is listed on Nasdaq. Per META’s most recent Form 10-K filing, the aggregate market value of the voting and non-voting stock held by non-affiliates of Meta Platforms, Inc. as of the most recent available data at time of drafting this prospectus (June 30, 2025), was approximately $1.6 trillion based upon the closing price reported for such date on Nasdaq.

Meta Platforms, Inc. is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the SEC by Meta Platforms, Inc. pursuant to the Exchange Act can be located by reference to the SEC file number 001-35551 through the SEC’s website at www.sec.gov. In addition, information regarding Meta Platforms, Inc. may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

This document relates only to the securities offered hereby and does not relate to META or other securities of Meta Platforms, Inc. The Fund has derived all disclosures contained in this document regarding Meta Platforms, Inc. from the publicly available documents. None of the Fund, the Trust, the Adviser, or their respective affiliates has participated in the preparation of such publicly available offering documents or made any due diligence inquiry regarding such documents with respect to Meta Platforms, Inc. None of the Fund, the Trust, the Adviser, or their respective affiliates makes any representation that such publicly available documents or any other publicly available information regarding Meta Platforms, Inc. is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date hereof (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of Meta Platforms, Inc. (and therefore the price of the Fund at the time we price the securities) have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of or failure to disclose material future events concerning Meta Platforms, Inc. could affect the value received with respect to the securities and therefore the value of the securities.

None of the Fund, the Trust, the Adviser, or their respective affiliates makes any representation to you as to the performance of META.

NONE OF THE FUND, TIDAL TRUST II, OR TIDAL INVESTMENTS LLC IS AFFILIATED, CONNECTED, OR ASSOCIATED WITH META. THE FUND WAS NOT DEVELOPED OR CREATED BY, AND IS NOT SPONSORED, ENDORSED, OR APPROVED BY, META.

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Moreover, META has not participated in the development of the Fund’s investment strategy. META does not select or approve the Fund’s portfolio holdings, nor does it participate in the construction, design, or implementation of the Fund. META does not provide any assurances, guarantees, or representations regarding the Fund or its performance. Nothing herein shall be construed as an offer of any security by META.

None of the Fund, the Trust, the Adviser, or their respective affiliates claim any ownership interest in any trademarks owned by Meta Platforms, Inc. or META. All rights in the trademarks are reserved by their respective owners.

Due to the Fund’s investment strategy, the Fund’s investment exposure is concentrated in (or substantially exposed to) the same industry as that assigned to META. As of the date of the Prospectus, META is assigned to the interactive media & services industry.

Principal Investment Risks

The principal risks of investing in the Fund are summarized below. As with any investment, there is a risk that you could lose all or a portion of your investment in the Fund. Some or all of these risks may adversely affect the Fund’s net asset value (“NAV”) per share, trading price, yield, total return, and/or ability to meet its objective. For more information about the risks of investing in the Fund, see the section in the Fund’s Prospectus titled “Additional Information About the Funds—Principal Risks of Investing in the Funds.”

An investment in the Fund entails risk. The Fund may not achieve its investment objective and there is a risk that you could lose all of your money invested in the Fund. The Fund is not a complete investment program. It is important that investors closely review all of the risks listed below and understand them before making an investment in the Fund.

Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which they appear.

META Risk. The Fund invests in options contracts that are based on the value of META. This subjects the Fund to certain of the same risks as if it owned shares of META, even though it does not. By virtue of the Fund’s investments in options contracts that are based on the value of META, the Fund may also be subject to the following risks:

Indirect Investment in META Risk. Meta Platforms, Inc. is not affiliated with the Trust, the Fund, the Adviser, or their respective affiliates and is not involved with this offering in any way and has no obligation to consider your Shares in taking any corporate actions that might affect the value of Shares. Investors in the Fund will not have voting rights and will not be able to influence management of Meta Platforms, Inc. but will be exposed to the performance of META (the underlying stock). Investors in the Fund will not have rights to receive dividends or other distributions or any other rights with respect to the underlying stock but will be subject to declines in the performance of the underlying stock.

META Trading Risk. The trading price of META may be highly volatile and could continue to be subject to wide fluctuations in response to various factors. The stock market in general, and the market for technology companies in particular, has experienced extreme price and volume fluctuations that have often been unrelated or disproportionate to the operating performance of those companies. In particular, a large proportion of META may be traded by short sellers which may put pressure on the supply and demand for the common stock of Meta Platforms, Inc., further influencing volatility in its market price. Public perception and other factors outside of the control of Meta Platforms, Inc. may additionally impact META’s stock price due to Meta Platforms, Inc. garnering a disproportionate degree of public attention, regardless of actual operating performance. In addition, in the past, following periods of volatility in the overall market and the market price of a particular company’s securities, securities class action litigation has often been instituted against companies such as these. Moreover, stockholder litigation like this has been filed against Meta Platforms, Inc. in the past. While Meta Platforms, Inc. continues to defend such actions, any judgment against Meta Platforms, Inc., or any future stockholder litigation could result in substantial costs and a diversion of the management of Meta Platforms, Inc.’s attention and resources. If META trading is halted, trading in Shares of the Fund may be impacted, either temporarily or indefinitely.

Meta Platforms, Inc. Performance Risk. Meta Platforms, Inc. may fail to meet its publicly announced guidelines or other expectations about its business, which could cause the price of META to decline. Meta Platforms, Inc. provides guidance regarding its expected financial and business performance, such as projections regarding sales and production, as well as anticipated future revenues, gross margins, profitability and cash flows. Correctly identifying key factors affecting business conditions and predicting future events is inherently an uncertain process, and the guidance Meta Platforms, Inc. provides may not ultimately be accurate and has in the past been inaccurate in certain respects, such as the timing of new product manufacturing ramps. The guidance is based on certain assumptions such as those relating to global and local economic conditions, anticipated production and sales volumes (which generally are not linear throughout a given period), average sales prices, supplier and commodity costs, and planned cost reductions. If Meta Platforms, Inc.’s guidance is not accurate or varies from actual results due to its inability to meet the assumptions or the impact on its financial performance that could occur as a result of various risks and uncertainties, the market value of common stock issued by Meta Platforms, Inc. could decline significantly.

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Communication Services Sector Risk. Communication services companies may be subject to specific risks associated with legislative or regulatory changes, adverse market conditions, intellectual property use and/or increased competition. Communication services companies are particularly vulnerable to rapid advancements in technology, the innovation of competitors, rapid product obsolescence and government regulation and competition, both domestically and internationally. Additionally, fluctuating domestic and international demand, shifting demographics and often unpredictable changes in consumer tastes can drastically affect a communication services company’s profitability. While all companies may be susceptible to network security breaches, certain communication services companies may be particular targets of hacking and potential theft of proprietary or consumer information or disruptions in service, which could have a material adverse effect on their businesses.

Interactive Media & Services Industry Risk. The success of the interactive media & services industry may be tied closely to the performance of the overall domestic and global economy, interest rates, competition and consumer confidence. Success depends heavily on disposable household income and consumer spending. Also, companies in the interactive media & services industry may be subject to severe competition, which may have an adverse impact on their respective profitability. Changes in demographics and consumer tastes can also affect the demand for, and success of, interactive media and services in the marketplace.

Derivatives Risk. Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, or funds (including ETFs), interest rates or indexes. The Fund’s investments in derivatives may pose risks in addition to, and greater than, those associated with directly investing in securities or other ordinary investments, including risk related to the market, imperfect correlation with underlying investments or the Fund’s other portfolio holdings, higher price volatility, lack of availability, counterparty risk, liquidity, valuation and legal restrictions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The use of derivatives may result in larger losses or smaller gains than directly investing in securities. When the Fund uses derivatives, there may be an imperfect correlation between the value of META and the derivative, which may prevent the Fund from achieving its investment objective. Because derivatives often require only a limited initial investment, the use of derivatives may expose the Fund to losses in excess of those amounts initially invested. In addition, the Fund’s investments in derivatives are subject to the following risks:

Options Contracts. The use of options contracts involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, including the anticipated volatility, which are affected by fiscal and monetary policies and by national and international political, changes in the actual or implied volatility or the reference asset, the time remaining until the expiration of the option contract and economic events. For the Fund in particular, the value of the options contracts in which it invests is substantially influenced by the value of META. The Fund may experience substantial downside from specific option positions and certain option positions held by the Fund may expire worthless. The options held by the Fund are exercisable at the strike price on their expiration date. As an option approaches its expiration date, its value typically increasingly moves with the value of the underlying instrument. However, prior to such date, the value of an option generally does not increase or decrease at the same rate at the underlying instrument. There may at times be an imperfect correlation between the movement in the values of options contracts and the underlying instrument, and there may at times not be a liquid secondary market for certain options contracts. The value of the options held by the Fund will be determined based on market quotations or other recognized pricing methods. Additionally, as the Fund intends to continuously maintain indirect exposure to META through the use of options contracts, as the options contracts it holds are exercised or expire it will enter into new options contracts, a practice referred to as “rolling.” If the expiring options contracts do not generate proceeds enough to cover the cost of entering into new options contracts, the Fund may experience losses.

Counterparty Risk. The Fund is subject to counterparty risk by virtue of its investments in options contracts. Transactions in some types of derivatives, including options, are required to be centrally cleared (“cleared derivatives”). In a transaction involving cleared derivatives, the Fund’s counterparty is a clearing house rather than a bank or broker. Since the Fund is not a member of clearing houses and only members of a clearing house (“clearing members”) can participate directly in the clearing house, the Fund will hold cleared derivatives through accounts at clearing members. In cleared derivatives positions, the Fund will make payments (including margin payments) to and receive payments from a clearing house through their accounts at clearing members. Customer funds held at a clearing organization in connection with any options contracts are held in a commingled omnibus account and are not identified to the name of the clearing member’s individual customers. As a result, assets deposited by the Fund with any clearing member as margin for options may, in certain circumstances, be used to satisfy losses of other clients of the Fund’s clearing member. In addition, although clearing members guarantee performance of their clients’ obligations to the clearing house, there is a risk that the assets of the Fund might not be fully protected in the event of the clearing member’s bankruptcy, as the Fund would be limited to recovering only a pro rata share of all available funds segregated on behalf of the clearing member’s customers for the relevant account class. The Fund is also subject to the risk that a limited number of clearing members are willing to transact on the Fund’s behalf, which heightens the risks associated with a clearing member’s default. This risk is greater for the Fund as it seeks to hold options contracts on a single security, and not a broader range of options contracts, which may limit the number of clearing members that are willing to transact on the Fund’s behalf. If a clearing member defaults the Fund could lose some or all of the benefits of a transaction entered into by the Fund with the clearing member. If the Fund cannot find a clearing member to transact with on the Fund’s behalf, the Fund may be unable to effectively implement its investment strategy.

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Price Participation Risk. The Fund employs an investment strategy that includes the sale of call option contracts, which limits the degree to which the Fund will participate in increases in value experienced by META over the Call Period. This means that if META experiences an increase in value above the strike price of the sold call options during a Call Period, the Fund will likely not experience that increase to the same extent and may significantly underperform META over the Call Period. Additionally, because the Fund is limited in the degree to which it will participate in increases in value experienced by META over each Call Period, but has full exposure to any decreases in value experienced by META over the Call Period, the NAV of the Fund may decrease over any given time period. The Fund’s NAV is dependent on the value of each options portfolio, which is based principally upon the performance of META. The degree of participation in META gains the Fund will experience will depend on prevailing market conditions, especially market volatility, at the time the Fund enters into the sold call option contracts and will vary from Call Period to Call Period. The value of the options contracts is affected by changes in the value and dividend rates of META, changes in interest rates, changes in the actual or perceived volatility of META and the remaining time to the options’ expiration, as well as trading conditions in the options market. As the price of META changes and time moves towards the expiration of each Call Period, the value of the options contracts, and therefore the Fund’s NAV, will change. However, it is not expected for the Fund’s NAV to directly correlate on a day-to-day basis with the returns of META. The amount of time remaining until the options contract’s expiration date affects the impact of the potential options premiums on the Fund’s NAV, which may not be in full effect until the expiration date of the Fund’s options contracts. Therefore, while changes in the price of the META will result in changes to the Fund’s NAV, the Fund generally anticipates that the rate of change in the Fund’s NAV will be different than that experienced by META.

Distribution Risk. The Fund seeks to provide weekly cash distributions. There is no assurance that the Fund will make a distribution in any given week. If the Fund does make distributions, the amounts of such distributions will likely vary greatly from one distribution to the next. Additionally, the weekly distributions, if any, may consist of returns of capital, which would decrease the Fund’s NAV and trading price over time. As a result, an investor may suffer significant losses to their investment. In addition, while the underlying stock may pay dividends, the Fund’s returns will not include any dividends paid by the underlying stock, and any income generated by the Fund may be less than the income generated by a direct investment in the underlying stock.

NAV Erosion Risk Due to Distributions. When the Fund makes a distribution, the Fund’s NAV will typically drop by the amount of the distribution on the related ex-dividend date. The repeated payment of distributions by the Fund, if any, may significantly erode the Fund’s NAV and trading price over time. As a result, an investor may suffer significant losses to their investment.

Call Strategy Risks. The path dependency (i.e., the continued use) of the Fund’s call writing strategy will impact the extent that the Fund participates in the positive price returns of META and, in turn, the Fund’s returns, both during the term of the sold call options and over longer time periods. If, for example, each month the Fund were to sell 7% out-of-the-money call options having a one-month term, the Fund’s participation in the positive price returns of META will be capped at 7% in any given month. However, over a longer period (e.g., 5 months), the Fund should not be expected to participate fully in the first 35% (i.e., 5 months x 7%) of the positive price returns of META, or the Fund may even lose money, even if the META share price has appreciated by at least that much over such period, if during any month over that period META had a return less than 7%. This example illustrates that both the Fund’s participation in the positive price returns of META and its returns will depend not only on the price of META but also on the path that META takes over time.

Additionally, when implementing the Covered Call Spread Strategy, the use of credit call spreads introduces further complexities and risks. While purchasing a higher-strike call option limits potential losses from the short call position, it also reduces the net premium received, which may result in lower overall returns compared to a stand-alone covered call strategy. If the price of the Underlying Security rises rapidly, the call spread may still cap upside participation, leading to missed profit opportunities. Furthermore, market conditions, such as mispricing between near-the-money and further out-of-the-money options, may impact the effectiveness of the strategy, potentially resulting in lower-than-expected returns or increased losses. The relative pricing of options at different strike levels can vary due to volatility shifts, liquidity constraints, or other market dynamics, adding an additional layer of uncertainty to the Fund’s performance under this strategy.

ETF Risks.

Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that are authorized to purchase and redeem Shares directly from the Fund (known as “Authorized Participants” or “APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services; or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

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Cash Redemption Risk. The Fund’s investment strategy may require it to redeem Shares for cash or to otherwise include cash as part of its redemption proceeds. For example, the Fund may not be able to redeem in-kind certain securities held by the Fund (e.g., derivative instruments). In such a case, the Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used. By paying out higher annual capital gain distributions, investors may be subjected to increased capital gains taxes. Additionally, there may be brokerage costs or taxable gains or losses that may be imposed on the Fund in connection with a cash redemption that may not have occurred if the Fund had made a redemption in-kind. These costs could decrease the value of the Fund to the extent they are not offset by a transaction fee payable by an AP.

Costs of Buying or Selling Shares. Buying or selling Shares involves certain costs, including brokerage commissions, other charges imposed by brokers, and bid-ask spreads. The bid-ask spread represents the difference between the price at which an investor is willing to buy Shares and the price at which an investor is willing to sell Shares. The spread varies over time based on the Shares’ trading volume and market liquidity. The spread is generally lower if Shares have more trading volume and market liquidity and higher if Shares have little trading volume and market liquidity. Due to the costs of buying or selling Shares, frequent trading of Shares may reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

Management Risk. The Fund is subject to management risk because it is an actively managed portfolio. In managing the Fund’s investment portfolio, the portfolio managers will apply investment techniques and risk analyses that may not produce the desired result. There can be no guarantee that the Fund will meet its investment objective.

Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant.

Trading. Although Shares are listed on a national securities exchange, such as NYSE Arca, Inc. (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that an active trading market for the Shares will develop or be maintained or that the Shares will trade with any volume, or at all, on any stock exchange. This risk may be greater for the Fund as it seeks to have indirect exposure to a single underlying stock as opposed to a more diverse portfolio like a traditional pooled investment. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares. Shares trade on the Exchange at market price that may be below, at or above the Fund’s NAV. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. In addition, trading in Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange “circuit breaker” rules. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged. In the event of an unscheduled market close for options contracts that reference a single stock, such as META’s securities being halted or a market wide closure, settlement prices will be determined by the procedures of the listing exchange of the options contracts. As a result, the Fund could be adversely affected and be unable to implement its investment strategies in the event of an unscheduled closing.

Economic and Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in the Fund’s portfolio may underperform in comparison to securities in the general financial markets, a particular financial market, or other asset classes, due to a number of factors, including inflation (or expectations for inflation), deflation (or expectations for deflation), interest rates, global demand for particular products or resources, market instability, financial system instability, debt crises and downgrades, embargoes, tariffs, sanctions and other trade barriers, regulatory events, other governmental trade or market control programs and related geopolitical events. In addition, the value of the Fund’s investments may be negatively affected by the occurrence of global events such as war, terrorism, environmental disasters, natural disasters or events, country instability, and infectious disease epidemics or pandemics. The imposition by the U.S. of tariffs on goods imported from foreign countries and reciprocal tariffs levied on U.S. goods by those countries also may lead to volatility and instability in domestic and foreign markets.

High Portfolio Turnover Risk. The Fund may actively and frequently trade all or a significant portion of the Fund’s holdings. A high portfolio turnover rate increases transaction costs, which may increase the Fund’s expenses. Frequent trading may also cause adverse tax consequences for investors in the Fund due to an increase in short-term capital gains.

Inflation Risk. Inflation risk is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the present value of the Fund’s assets and distributions, if any, may decline.

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Liquidity Risk. Some securities held by the Fund, including options contracts, may be difficult to sell or be illiquid, particularly during times of market turmoil. This risk is greater for the Fund as it will hold options contracts on a single security, and not a broader range of options contracts. Markets for securities or financial instruments could be disrupted by a number of events, including, but not limited to, an economic crisis, natural disasters, epidemics/pandemics, new legislation or regulatory changes inside or outside the United States. Illiquid securities may be difficult to value, especially in changing or volatile markets. If the Fund is forced to sell an illiquid security at an unfavorable time or price, the Fund may be adversely impacted. Certain market conditions or restrictions, such as market rules related to short sales, may prevent the Fund from limiting losses, realizing gains or achieving a high correlation with META. There is no assurance that a security that is deemed liquid when purchased will continue to be liquid. Market illiquidity may cause losses for the Fund.

Money Market Instrument Risk. The Fund may use a variety of money market instruments for cash management purposes, including money market funds, depositary accounts and repurchase agreements. Repurchase agreements are contracts in which a seller of securities agrees to buy the securities back at a specified time and price. Repurchase agreements may be subject to market and credit risk related to the collateral securing the repurchase agreement. Money market instruments, including money market funds, may lose money through fees or other means.

Non-Diversification Risk. Because the Fund is “non-diversified,” it may invest a greater percentage of its assets in the securities of a single issuer or a smaller number of issuers than if it was a diversified fund. As a result, a decline in the value of an investment in a single issuer or a smaller number of issuers could cause the Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio. This may increase the Fund’s volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund’s performance.

Operational Risk. The Fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect the Fund’s ability to meet its investment objective. Although the Fund and Adviser seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

Single Issuer Risk. Issuer-specific attributes may cause an investment in the Fund to be more volatile than a traditional pooled investment which diversifies risk or the market generally. The value of the Fund, which focuses on an individual security (META), may be more volatile than a traditional pooled investment or the market as a whole and may perform differently from the value of a traditional pooled investment or the market as a whole.

Tax Risk. The Fund intends to elect and to qualify each year to be treated as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (“Code”). As a RIC, the Fund will not be subject to U.S. federal income tax on the portion of its net investment income and net capital gain that it distributes to Shareholders, provided that it satisfies certain requirements of the Code. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund’s taxable income will be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. To comply with the asset diversification test applicable to a RIC, the Fund will attempt to ensure that the value of options it holds is never 25% of the total value of Fund assets at the close of any quarter. If the Fund’s investments in options were to exceed 25% of the Fund’s total assets at the end of a tax quarter, the Fund, generally, has a grace period to cure such lack of compliance. If the Fund fails to timely cure, it may no longer be eligible to be treated as a RIC.

U.S. Government and U.S. Agency Obligations Risk. The Fund may invest in securities issued by the U.S. government or its agencies or instrumentalities. U.S. Government obligations include securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, such as the U.S. Treasury. Payment of principal and interest on U.S. Government obligations may be backed by the full faith and credit of the United States or may be backed solely by the issuing or guaranteeing agency or instrumentality itself. In the latter case, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, which agency or instrumentality may be privately owned. There can be no assurance that the U.S. Government would provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) where it is not obligated to do so.

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Performance

The following performance information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance over time. The following bar chart shows the Fund’s annual returns. The table illustrates how the Fund’s average annual returns for the 1-year and since inception periods compare with those of a broad measure of market performance. Although past performance of the Fund is no guarantee of how it will perform in the future, historical performance may give you some indication of the risks of investing in the Fund. Updated performance information is available on the Fund’s website at www.yieldmaxetfs.com.

Calendar Year Ended December 31 ,

During the period of time shown in the bar chart, the Fund’s highest quarterly return was 20.51% for the quarter ended March 31, 2024 and the lowest quarterly return was -9.54% for the quarter ended December 31, 2025.

Average Annual Total Returns

For the Periods Ended December 31, 2025

	1 Year	Since Inception July 27, 2023
Return Before Taxes	2.41%	25.91%
Return After Taxes on Distributions	-3.97%	12.84%
Return After Taxes on Distributions and Sale of Fund Shares	1.52%	14.37%
S&P 500® Total Return Index (reflects no deduction for fees, expenses, or taxes)(1)	17.88%	20.09%

(1)	The S&P 500® Total Return Index is a free-float market capitalization-weighted index of 500 of the largest U.S. companies. The index is calculated on a total return basis with dividends reinvested.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period covered by the table above and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Shares through tax-deferred or other tax-advantaged arrangements such as an individual retirement account (“IRA”).

Management

Investment Adviser: Tidal Investments LLC (the “Adviser”) serves as investment adviser to the Fund.

Portfolio Managers:

The following individuals are jointly and primarily responsible for the day-to-day management of the Fund.

Jay Pestrichelli, Portfolio Manager for the Adviser, has been a portfolio manager of the Fund since its inception in 2023.

Scott Snyder, Portfolio Manager for the Adviser, has been a portfolio manager of the Fund since February of 2026.

Matt Brandt, Portfolio Manager for the Adviser, has been a portfolio manager of the Fund since February of 2026.

Purchase and Sale of Shares

The Fund issues and redeems Shares at NAV only in large blocks known as “Creation Units,” which only Authorized Participants (APs) (typically, broker-dealers) may purchase or redeem. The Fund generally issues and redeems Creation Units in exchange for a portfolio of securities (the “Deposit Securities”) and/or a designated amount of U.S. cash.

Shares are listed on the Exchange, and individual Shares may only be bought and sold in the secondary market through brokers at market prices, rather than NAV. Because Shares trade at market prices rather than NAV, Shares may trade at a price greater than NAV (premium) or less than NAV (discount).

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An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Shares (the “bid” price) and the lowest price a seller is willing to accept for Shares (the “ask” price) when buying or selling Shares in the secondary market. This difference in bid and ask prices is often referred to as the “bid-ask spread.”

Information regarding the Fund’s NAV, market price, how often Shares traded on the Exchange at a premium or discount, and the median bid-ask spreads can be found on the Fund’s website at www.yieldmaxetfs.com.

Tax Information

Fund distributions are generally taxable as ordinary income, qualified dividend income, or capital gains (or a combination), unless an investment is in an individual retirement account (“IRA”) or other tax-advantaged account. Distributions on investments made through tax-deferred arrangements may be taxed later upon withdrawal of assets from those accounts.

Financial Intermediary Compensation

If you purchase Shares through a broker-dealer or other financial intermediary (such as a bank) (an “Intermediary”), the Adviser or its affiliates may pay Intermediaries for certain activities related to the Fund, including participation in activities that are designed to make Intermediaries more knowledgeable about exchange-traded products, including the Fund, or for other activities, such as marketing, educational training, or other initiatives related to the sale or promotion of Shares. These payments may create a conflict of interest by influencing the Intermediary and your salesperson to recommend the Fund over another investment. Any such arrangements do not result in increased Fund expenses. Ask your salesperson or visit the Intermediary’s website for more information.

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ADDITIONAL INFORMATION ABOUT THE FUNDS

Investment Objective

The primary investment objective of the YieldMax® AAPL Option Income Strategy ETF (the “AAPL Fund”) is to seek current income. The AAPL Fund’s secondary investment objective is to seek exposure to the share price of the common stock of Apple Inc. (“AAPL”), subject to a limit on potential investment gains.

The primary investment objective of the YieldMax® ABNB Option Income Strategy ETF (the “ABNB Fund”) is to seek current income. The ABNB Fund’s secondary investment objective is to seek exposure to the share price of the common stock of Airbnb, Inc. (“ABNB”), subject to a limit on potential investment gains.

The primary investment objective of the YieldMax® ADBE Option Income Strategy ETF (the “ADBE Fund”) is to seek current income. The ADBE Fund’s secondary investment objective is to seek exposure to the share price of the common stock of Adobe Inc. (“ADBE”), subject to a limit on potential investment gains.

The primary investment objective of the YieldMax® AI Option Income Strategy ETF (the “AI Fund”) is to seek current income. The AI Fund’s secondary investment objective is to seek exposure to the share price of the common stock of C3.ai, Inc. (“AI”), subject to a limit on potential investment gains.

The primary investment objective of the YieldMax® AMD Option Income Strategy ETF (the “AMD Fund”) is to seek current income. The AMD Fund’s secondary investment objective is to seek exposure to the share price of the common stock of Advanced Micro Devices, Inc. (“AMD”), subject to a limit on potential investment gains.

The primary investment objective of the YieldMax® AMZN Option Income Strategy ETF (the “AMZN Fund”) is to seek current income. The AMZN Fund’s secondary investment objective is to seek exposure to the share price of the common stock of Amazon.com, Inc. (“AMZN”), subject to a limit on potential investment gains.

The primary investment objective of the YieldMax® BA Option Income Strategy ETF (the “BA Fund”) is to seek current income. The BA Fund’s secondary investment objective is to seek exposure to the share price of the common stock of The Boeing Company (“BA”), subject to a limit on potential investment gains.

The primary investment objective of the YieldMax® BIIB Option Income Strategy ETF (the “BIIB Fund”) is to seek current income. The Fund’s secondary investment objective is to seek exposure to the share price of the common stock of Biogen Inc. (“BIIB”), subject to a limit on potential investment gains.

The primary investment objective of the YieldMax® BRK.B Option Income Strategy ETF (the “BRK.B Fund”) is to seek current income. The BRK.B Fund’s secondary investment objective is to seek exposure to the share price of the common stock of Berkshire Hathaway Inc. (“BRK.B”), subject to a limit on potential investment gains.

The primary investment objective of the YieldMax® COIN Option Income Strategy ETF (the “COIN Fund”) is to seek current income. The COIN Fund’s secondary investment objective is to seek exposure to the share price of the common stock of Coinbase Global, Inc. (“COIN”), subject to a limit on potential investment gains.

The primary investment objective of the YieldMax® DIS Option Income Strategy ETF (the “DIS Fund”) is to seek current income. The DIS Fund’s secondary investment objective is to seek exposure to the share price of the common stock of The Walt Disney Company (“DIS”), subject to a limit on potential investment gains.

The primary investment objective of the YieldMax® GOOGL Option Income Strategy ETF (the “GOOGL Fund”) is to seek current income. The GOOGL Fund’s secondary investment objective is to seek exposure to the share price of the Class A common stock of Alphabet Inc. (“GOOGL”), subject to a limit on potential investment gains.

The primary investment objective of the YieldMax® INTC Option Income Strategy ETF (the “INTC Fund”) to is to seek current income. The INTC Fund’s secondary investment objective is to seek exposure to the share price of the common stock of Intel Corporation (“INTC”), subject to a limit on potential investment gains.

The primary investment objective of the YieldMax® JP Option Income Strategy ETF (the “JP Fund”) to is to seek current income. The JP Fund’s secondary investment objective is to seek exposure to the share price of the common stock of JPMorgan Chase & Co. (“JPM”), subject to a limit on potential investment gains.

The primary investment objective of the YieldMax® META Option Income Strategy ETF (the “META Fund” and with the AAPL Fund, ABNB Fund, ADBE Fund, AI Fund, AMD Fund, AMZN Fund, BA Fund, BIIB Fund, BRK.B Fund, COIN Fund, DIS Fund, GOOGL Fund, INTC Fund and JP Fund, each a “Fund,” and collectively, the “Funds) is to seek current income. The META Fund’s secondary investment objective is to seek exposure to the share price of the common stock of Meta Platforms, Inc. (“META” and with AAPL, ABNB, ADBE, AI, AMD, AMZN, BA, BIIB, BRK.B, COIN, DIS, GOOGL, INTC, JPM and META, each an “Underlying Issuer” and collectively, the “Underlying Issuers”), subject to a limit on potential investment gains.

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An investment objective is fundamental if it cannot be changed without the consent of the holders of a majority of the outstanding Shares. No Fund’s investment objective has been adopted as a fundamental investment policy and therefore each Fund’s investment objective may be changed without the consent of that Fund’s shareholders upon approval by the Board of Trustees (the “Board”) of Tidal Trust II (the “Trust”) and written notice to shareholders.

Principal Investment Strategies

Each Fund has an 80% policy that, under normal circumstances, the Fund will invest at least 80% of its net assets, plus borrowings for investment purposes, in securities and financial instruments that provide indirect exposure to the underlying security referenced in the Fund’s investment objective.

For each Fund’s 80% test, the notional value of its options contracts will be used. “Notional value” refers to the “face” value of a Fund investment, rather than the amount of capital the Fund has actually committed. It represents the total value of the Fund’s position, rather than its equity in that position. Essentially, it reflects the full value of a leveraged position in the market, even if the Fund uses a fraction of that amount as collateral.

Each Fund’s 80% policy is non-fundamental and can be changed without shareholder approval. However, Fund shareholders would be given at least 60 days’ notice prior to any such change.

Synthetic Exposure to Underlying Stock Price Returns

●	The Funds purchase call option contracts on the Underlying Securities generally having one-month to six-month terms and strike prices equal to the then-current price of the Underlying Securities at the time of the purchases to provide the Funds indirect exposure to the upside price returns of the Underlying Securities. As a buyer of call option contracts, each Fund pays a premium to the seller of the options contracts to obtain the right to participate in the price returns of the Underlying Security beyond the strike price of the purchased call option contract at expiration (or earlier, if the Fund closes the option contract prior to expiration); and

●	Each Fund simultaneously sells put option contracts on its Underlying Security to help pay the premium of the purchased call option contracts on the Underlying Security. Each Fund sells put option contracts that also generally have one-month to six-month terms and strike prices equal to the then-current price of the Underlying Security at the time of the sales to provide the Fund exposure to the downside price returns of the Underlying Security. As a seller of a put option contract, each Fund receives a premium from the buyer of the option contract in exchange for the Fund’s obligation, if exercised, to purchase the Underlying Security at the strike price if the buyer exercises the option contract.

●	The combination of the purchased call options and the sold put options provides each Fund with indirect investment exposure equal to approximately 100% of the applicable Underlying Security for the duration of the applicable options exposure.

Weekly Distributions

●	Each Fund sells call option contracts that are based on the value of its Underlying Security to generate option premiums. On a monthly basis or more frequently, a Fund will sell call option contracts on the Underlying Security with expiration dates of approximately one month or less in the future at strike prices that are approximately equal to 0%-15% above the then-current share price of the Underlying Security. By doing so, a Fund gives up the potential to fully participate in the Underlying Security gains, if any, beyond the strike price of the sold call options in exchange for call option premium. If the price of the Underlying Security is less than the call option’s strike price at the expiration of the contract, the option contract will expire worthless and the Fund’s return on the sold call position will be the premium originally received for selling the option contract. If the price of the Underlying Security is greater than the strike price at the expiration of the option contract, the Fund will typically forgo all of the returns that exceed the strike price of the option contract, and there will be a cost to “close out” the now in-the-money call options. The short call options are “closed out” (repurchased) prior to their expiration so that the Fund will not get assigned the, now, in-the-money call options. At times the call options may be “rolled” instead of simply closed. This is to say, new call options are simultaneously sold to open a new short call position, while the previously sold calls are repurchased to close out the original short call position.

●	The Funds purchase multiple series of U.S. Treasury securities to collateralize the options contracts they sell. The U.S. Treasury securities also provide income.

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Covered Call Strategy:

When employing the covered call strategy, each Fund’s sale of call option contracts to generate options premiums will limit the degree to which the Fund will participate in increases in the share price of the Underlying Security. This means that if the Underlying Security experiences an increase in the share price, the Fund will likely not experience that increase to the same extent (i.e., there is no participation beyond the level of the strike price of the sold call option contracts) and may result in the Fund significantly underperforming the Underlying Security. The degree of participation in the Underlying Security gains will depend on the strike price of the short call option contracts and prevailing market conditions, especially market volatility, at the time the Fund sells the call option contracts. The potential for upside returns on the Underlying Security will also depend on whether a Fund fully “covers” its potential upside price return exposure to the Underlying Security by virtue of its sold call option contracts. If a Fund fully covers the upside price return exposure to the Underlying Security, the Fund’s potential upside to the Underlying Security’s price returns will be completely capped at the sold call options’ strike price, meaning the Fund may forgo all price returns experienced by the Underlying Security beyond the strike price. If a Fund partially covers its potential upside return exposure with the sold call option, the Fund will have muted returns beyond the strike price of the sold call option to the extent that the Underlying Security’s share price appreciates beyond the strike price.

The sale of call option contracts will offset losses experienced by an Underlying Security only to the extent of premiums received from such sold call option contracts. The Funds expect to participate in all the Underlying Security price return losses over the duration of the options contracts (e.g., if the Underlying Security decreases in value by 5%, the Fund should be expected to decrease in value by approximately 5%, before Fund fees and expenses) beyond the sold call option contract premiums received.

Covered Call Spread:

When employing the covered call spread strategy, a Fund’s sale of call option contracts, paired with the purchase of higher strike call option contracts, aims to generate options premiums while still allowing for potential indirect participation in increases in the share price of its Underlying Security above the strike of the higher price call option which was bought. However, this strategy may nonetheless still limit the degree to which the Fund fully participates in such increases as the Fund will not participate (directly or indirectly) in any appreciation between the strikes of the sold call option and bought call option.

The sale of credit call spreads will offset losses experienced by an Underlying Security’s share price only to the extent of premiums received from such sold call option contracts. Each Fund expects to participate in all of its Underlying Security’s losses beyond the options premiums received. For instance, if a Fund’s Underlying Security decreases in value by 5%, the Fund should be expected to decrease in value by approximately 5%, before Fund fees and expenses, beyond the options premiums received.

Examples:

The following table provides an overview of a Fund’s anticipated performance versus various changes in the share price of its Underlying Security when the Covered Call Strategy is employed.

Price Movement of Underlying Security	Anticipated Fund Performance & Performance Relative to Underlying Security*
Slow rise in share price	Increase in Fund NAV – Outperformance vs Underlying Security
Decline in share price or flat performance	Decline or flat Fund NAV – Outperformance vs Underlying Security
Significant price appreciation	Increase in Fund NAV – Significant underperformance vs Underlying Security

The following table provides an overview of a Fund’s anticipated performance versus various changes in the share price of its Underlying Security when the Covered Call Spread Strategy is employed.

Price Movement of Underlying Security	Anticipated Fund Performance & Performance Relative to Underlying Security*
Slow rise in share price	Increase or flat Fund NAV – Outperformance vs Underlying Security
Decline in share price or flat performance	Decline or flat Fund NAV – Outperformance vs Underlying Security
Significant price appreciation	Increase in Fund NAV – Underperformance to Underlying Security

* A Fund’s actual NAV performance and performance against the price of its Underlying Security may differ, primarily due to path dependency and strike selection as discussed above. Also, please see Price Participation Risk and Call Strategy Risks.

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Potential Upside Participation – Covered Call Strategy vs Covered Call Spread Strategy

To further illustrate how the Fund’s covered call spread strategy results in greater upside participation, the following examples compare the outcomes of a hypothetical covered call and a covered call spread. These scenarios demonstrate how a Fund’s use of its covered call spread strategy can lead to increased potential appreciation of its Underlying Security’s share price while still generating net options premiums. Additionally, the examples highlight the estimated amount or limits on the greater participation in potential appreciation as compared to a covered call strategy.

Examples:

Scenario 1 (Covered Call Strategy): Selling a Covered Call on an Underlying Security

●	Underlying Security Share Price: $100

●	Strike Price of Sold Covered Call: $105

●	Premium Received: $2

Outcome if the share price of the Underlying Security increases to $110:

1.	Share Price Increase: The Fund does not participate in the Underlying Security’s gain above $105 because the Fund sold a call struck at $105.

○	Gain on Underlying Security: $5 (i.e., $105 - $100 = $5)

2.	Call Premium: Fund retains the initial $2 premium.

3.	Total Gain: $7 (i.e., $5 gain on Underlying Security, plus $2 premium)

Scenario 2 (Covered Call Spread Strategy): Selling a Covered Call Spread on an Underlying Security

●	Underlying Security Share Price: $100

●	Strike Prices of Covered Call Spread: Sold Call at $100, Purchased Call at $102.50

●	Net Premium Received: $2

Outcome if the share price of the Underlying Security increases to $110:

1.	Share Price Increase: The Fund does not participate in the Underlying Security’s gain between $100 and $102.50 because the Fund sold a call struck at $100 and purchased a call struck at $102.50.

2.	Net Premium: The Fund retains the net premium of $2.

3.	Long Call Gain: The Fund participates in the Underlying Security’s gain above $102.50 because the Fund purchased a call struck at $102.50, which results in a $7.50 gain (i.e., $110 - $102.50 = $7.50)

4.	Total Gain: $9.50 (i.e., share price increase $0, plus $2 net premium, plus $7.50 gain on the purchased call)

Comparison:

●	Covered Call: Gain is capped at $7, as participation in the Underlying Security’s gain is capped at the sold call’s $105 strike price.

●	Covered Call Spread: Gain is $9.50, as the call spread provides additional upside participation beyond the purchased call’s $102.50 strike price. Furthermore, the Fund’s gain potential is not capped (i.e., if the value of the Underlying Security’s share price increases further, the Fund’s gain would also increase further).

Conclusion:

In this scenario where the Underlying Security increases to $110, the covered call spread strategy yields a higher total gain of $9.50 compared to the $7 gain from selling a simple covered call. The covered call spread allows the Funds to participate in potential upside beyond the strike price of the purchased call, resulting in the potential for additional gains to the Funds.

Further, if the Underlying Security’s share price increases further beyond the strike price of the purchased call, the covered call spread strategy allows for continued participation in the upside through the increasing value of the purchased call. This results in the potential for additional gains for the Funds. In contrast, the covered call strategy’s gain potential is capped at the strike price of the sold call.

There is no guarantee that each Fund’s investment strategy will be properly implemented, and an investor may lose some or all of its investment.

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Each Fund’s NAV is dependent on the value of the Fund’s options contracts, which are based principally upon the share price of the Underlying Security, the volatility of the Underlying Security, which influences short call prices, and the time remaining until the expiration date of the short call option contracts. Each Fund’s synthetic long exposure strategy will effectively allow that portion of the Fund’s assets to move in synch with the daily changes in the Underlying Security’s share price.

However, each Fund’s participation in the potential upside in its Underlying Security returns is limited by virtue of its sold option contract positions. The degree to which a shareholder may benefit from the upside exposure to the Underlying Security obtained by a Fund will depend on the time at which the investor purchases Shares of the Fund and the price movements of the Underlying Security. At any given time, there may be limited upside potential. If the price of the Underlying Security is near or has exceeded the strike price of a Fund’s sold call option contracts when an investor purchases Shares, such investor may have little to no upside potential remaining until the current short calls are replaced by a new set of short call, as well as remain vulnerable to significant downside risk, including the loss of their entire investment.

Each Fund will invest significantly in short-term (6-month to 2-year) U.S. Treasury securities as collateral in connection with the Fund’s synthetic covered call strategy. U.S. Treasury securities are government debt instruments issued by the United States Department of the Treasury and are backed by the full faith and credit of the United States government. The Funds’ investments in U.S. Treasury securities contribute to the weekly distributions sought by the Funds.

Options Premiums – Income/Return of Capital

Receipt of an option premium does not always represent income. Depending on whether the transaction as a whole results in a gain or loss, such amounts may be treated for accounting or tax purposes as income or as a return of capital (“ROC”). ROC represents a return of a shareholder’s own invested capital and does not reflect traditional income such as dividends or interest. A portion (sometimes a significant portion) of a Fund’s cash distributions may be classified as ROC, which generally refers to the portion of a distribution that represents a return of the original investment (principal) rather than income or profit. Accordingly, such distributions do not necessarily reflect traditional income or yield, and receipt of an option premium could ultimately result in a net loss on the transaction if offset by subsequent closing transactions, exercise or settlement.

Exchange Traded Options Portfolio

The Funds will purchase and sell a combination of call and put exchange traded options contracts. In general, put options give the holder (i.e., the buyer) the right to sell an asset (or deliver the cash value of the asset, in case of certain put options) and the seller (i.e., the writer) of the put has the obligation to buy the asset (or receive cash value of the asset, in case of certain put options) at a certain defined price. Call options give the holder (i.e., the buyer) the right to buy an asset (or receive cash value of the asset, in case of certain call options) and the seller (i.e., the writer) the obligation to sell the asset (or deliver cash value of the asset, in case of certain call options) at a certain defined price.

FLEX options are customized options contracts that trade on an exchange but provide investors with the ability to customize key contract terms like strike price, style and expiration date while achieving price discovery in competitive, transparent auctions markets and avoiding the counterparty exposure of “over-the-counter” (“OTC”) options positions. Like traditional exchange-traded options, FLEX Options are guaranteed for settlement by the OCC, a market clearinghouse that guarantees performance by counterparties to certain derivatives contracts.

The FLEX options in which the Funds may invest are all European style options (options that are exercisable only on the expiration date). The FLEX options are listed on the Chicago Board Options Exchange.

The Funds will use the market value of its derivatives holdings for the purpose of determining compliance with the 1940 Act and the rules promulgated thereunder. Since the options held by the Funds are exchange-traded, these will be valued on a mark-to-market basis. In the event market prices are not available, the Funds will use fair value pricing pursuant to the fair value procedures adopted by the Adviser.

Notional Value Explanation

“Notional value” refers to the “face” value of a Fund investment, rather than the amount of capital the Fund has actually committed. It represents the total value of the Fund’s position, rather than its equity in that position. Essentially, it reflects the full value of a leveraged position in the market, even if the Fund uses a fraction of that amount as collateral.

Manager of Managers Structure

Although the Funds are not currently sub-advised, the Funds and the Adviser have received exemptive relief from the SEC permitting the Adviser (subject to certain conditions and the approval of the Board) to change or select new unaffiliated sub-advisers without obtaining shareholder approval. The relief also permits the Adviser to materially amend the terms of agreements with an unaffiliated sub-adviser (including an increase in the fee paid by the Adviser to the unaffiliated sub-adviser (and not paid by the Fund)) or to continue the employment of an unaffiliated sub-adviser after an event that would otherwise cause the automatic termination of services with Board approval, but without shareholder approval. Shareholders will be notified of any unaffiliated sub-adviser changes. The Adviser has the ultimate responsibility, subject to oversight by the Board, to oversee a sub-adviser and recommend their hiring, termination and replacement. The exemptive relief applies to sub-advisers that are either wholly-owned by the Adviser or its parent company, as well as to unaffiliated sub-advisers, including those whose affiliation arises solely from their sub-advisory relationship.

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Investments by Registered Investment Companies

Section 12(d)(1) of the 1940 Act restricts investments by investment companies in the securities of other investment companies. However, registered investment companies are permitted to invest in other investment companies beyond the limits set forth in Section 12(d)(1) in rules under the 1940 Act, subject to certain conditions. Each Fund may rely on Rule 12d1-4 of the 1940 Act, which provides an exemption from Section 12(d)(1) that allows the Fund to invest beyond the limits set forth in Section 12(d)(1) if the Fund satisfies certain conditions specified in Rule 12d1-4, including, among other conditions, that the Fund and its advisory group will not control (individually or in the aggregate) an acquired fund (e.g., hold more than 25% of the outstanding voting securities of an acquired fund that is a registered open-end management investment company).

Principal Risks of Investing in the Funds

There can be no assurance that the Funds will achieve their respective investment objective. The following information is in addition to, and should be read along with, the description of each Fund’s principal investment risks in the section titled “Fund Summary— Principal Investment Risks” above. Following the Fund-specific underlying stock risks, the remaining principal risks are presented in alphabetical order to facilitate finding particular risks and comparing them with those of other funds. Each risk summarized below is considered a “principal risk” of investing in the Funds, regardless of the order in which it appears.

AAPL Risk. The AAPL Fund invests in options contracts that are based on the value of AAPL. This subjects the Fund to certain of the same risks as if it owned shares of AAPL, even though it does not. By virtue of the Fund’s investments in options contracts that are based on the value of AAPL, the Fund may also be subject to the following risks:

Indirect Investment in AAPL Risk. Apple Inc. is not affiliated with the Trust, the Fund, the Adviser, or their respective affiliates and is not involved with this offering in any way and has no obligation to consider your Shares in taking any corporate actions that might affect the value of Shares. Investors in the Fund will not have voting rights and will not be able to influence management of the company but will be exposed to the performance of AAPL (the underlying stock). Investors in the Fund will not have rights to receive dividends or other distributions or any other rights with respect to the underlying stock but will be subject to declines in the performance of the underlying stock.

AAPL Trading Risk. The trading price of AAPL may be highly volatile and could continue to be subject to wide fluctuations in response to various factors. The stock market in general, and the market for technology companies in particular, has experienced extreme price and volume fluctuations that have often been unrelated or disproportionate to the operating performance of those companies. In particular, a large proportion of AAPL may be traded by short sellers which may put pressure on the supply and demand for the common stock of Apple Inc., further influencing volatility in its market price. Public perception and other factors outside of the control of Apple Inc. may additionally impact AAPL’s stock price due to Apple Inc. garnering a disproportionate degree of public attention, regardless of actual operating performance. In addition, in the past, following periods of volatility in the overall market and the market price of a particular company’s securities, securities class action litigation has often been instituted against companies such as these. Moreover, stockholder litigation has been filed against Apple Inc. in the past. While Apple Inc. continues to defend such actions, any judgment against Apple Inc., or any future stockholder litigation could result in substantial costs and a diversion of the management of Apple Inc.’s attention and resources. If AAPL trading is halted, trading in Shares of the Fund may be impacted, either temporarily or indefinitely.

Apple Inc. Performance Risk. Apple Inc. may fail to meet its publicly announced guidelines or other expectations about its business, which could cause the price of AAPL to decline. Apple Inc. provides guidance regarding its expected financial and business performance, such as projections regarding sales and production, as well as anticipated future revenues, gross margins, profitability and cash flows. Correctly identifying key factors affecting business conditions and predicting future events is inherently an uncertain process, and the guidance Apple Inc. provides may not ultimately be accurate and has in the past been inaccurate in certain respects, such as the timing of new product manufacturing ramps. The guidance is based on certain assumptions such as those relating to global and local economic conditions, anticipated production and sales volumes (which generally are not linear throughout a given period), average sales prices, supplier and commodity costs, and planned cost reductions. If Apple Inc.’s guidance is not accurate or varies from actual results due to its inability to meet the assumptions or the impact on its financial performance that could occur as a result of various risks and uncertainties, the market value of common stock issued by Apple Inc. could decline significantly.

Technology Industry Risk. The technology industry, including, in some instances, Apple Inc., is subject to intense media, political and regulatory scrutiny, which may expose Apple Inc. to increasing regulation, government investigations, legal actions and penalties.

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From time to time, Apple Inc. has made changes to its App Store, including actions taken in response to competition, market and legal conditions. Apple Inc. may make further business changes in the future. New legislative initiatives, such as the proposed EU Digital Markets Act, could, if enacted, require further changes. These changes could include how and to what extent Apple Inc. charges developers for access to its platforms and manages distribution of apps outside of the App Store.

Apple Inc. is also currently subject to antitrust investigations in various jurisdictions around the world, which can result in legal proceedings and claims against Apple Inc. that could, individually or in the aggregate, have a materially adverse impact on Apple Inc.’s business, results of operations and financial condition. For example, Apple Inc. is the subject of investigations in Europe and other jurisdictions relating to App Store terms and conditions. If such investigations result in adverse findings against Apple Inc., it could be exposed to significant fines and may be required to make changes to its App Store business, all of which could materially adversely affect Apple Inc.’s business, results of operations and financial condition. Apple Inc. is also subject to litigation relating to the App Store, which has resulted in changes to Apple Inc.’s business practices, and may in the future result in further changes.

Further, Apple Inc. has commercial relationships with other companies in the technology industry that are or may become subject to investigations and litigation that, if resolved against those other companies, could adversely affect Apple Inc.’s commercial relationships with those business partners and materially adversely affect Apple Inc.’s business, results of operations and financial condition. For example, Apple Inc. earns revenue from licensing arrangements with other companies to offer their search services on Apple Inc.’s platforms and apps, and certain of these arrangements are currently subject to government investigations and legal proceedings.

There can be no assurance Apple Inc.’s business will not be materially adversely affected, individually or in the aggregate, by the outcomes of such investigations, litigation or changes to laws and regulations in the future. Changes to Apple Inc.’s business practices to comply with new laws and regulations or in connection with other legal proceedings could negatively impact the reputation of Apple Inc.’s products for privacy and security and otherwise adversely affect the experience for users of Apple Inc.’s products and services, and result in harm to Apple Inc.’s reputation, loss of competitive advantage, poor market acceptance, reduced demand for products and services, and lost sales.

Global Events Risk. Apple Inc.’s business can be impacted by political events, trade and other international disputes, war, terrorism, natural disasters, public health issues, industrial accidents and other business interruptions. Political events, trade and other international disputes, war, terrorism, natural disasters, public health issues, industrial accidents and other business interruptions can harm or disrupt international commerce and the global economy, and could have a material adverse effect on Apple Inc. and its customers, suppliers, contract manufacturers, logistics providers, distributors, cellular network carriers and other channel partners.

Apple Inc. has a large, global business with sales outside the U.S. representing a majority of Apple Inc.’s total net sales, and Apple Inc. believes that it generally benefits from growth in international trade. Substantially all of Apple Inc.’s manufacturing is performed in whole or in part by outsourcing partners located primarily in Asia, including mainland China, India, Japan, South Korea, Taiwan and Vietnam. Trade policies and disputes and other international conflicts can result in tariffs, sanctions and other measures that restrict international trade, and can materially adversely affect Apple Inc.’s business, particularly if these measures occur in regions where Apple Inc. derives a significant portion of its revenues and/or has significant supply chain operations. For example, tensions between the U.S. and China have led to a series of tariffs being imposed by the U.S. on imports from China mainland, as well as other business restrictions. Tariffs increase the cost of Apple Inc.’s products and the components and raw materials that go into making them. These increased costs can adversely impact the gross margin that Apple Inc. earns on its products. Tariffs can also make Apple Inc.’s products more expensive for customers, which could make Apple Inc.’s products less competitive and reduce consumer demand. Countries may also adopt other measures, such as controls on imports or exports of goods, technology or data, that could adversely impact Apple Inc.’s operations and supply chain and limit Apple Inc.’s ability to offer its products and services as designed. These measures can require Apple Inc. to take various actions, including changing suppliers, restructuring business relationships, and ceasing to offer third-party applications on its platforms. Changing Apple Inc.’s operations in accordance with new or changed trade restrictions can be expensive, time-consuming and disruptive to Apple Inc.’s operations. Such restrictions can be announced with little or no advance notice and Apple Inc. may not be able to effectively mitigate all adverse impacts from such measures. If disputes and conflicts further escalate in the future, actions by governments in response could be significantly more severe and restrictive and could materially adversely affect Apple Inc.’s business. Political uncertainty surrounding trade and other international disputes could also have a negative effect on consumer confidence and spending, which could adversely affect Apple Inc.’s business.

ABNB Risk. The ABNB Fund invests in options contracts that are based on the value of ABNB. This subjects the Fund to certain of the same risks as if it owned shares of ABNB, even though it does not. By virtue of the Fund’s investments in options contracts that are based on the value of ABNB, the Fund may also be subject to the following risks:

Indirect Investment in ABNB Risk. ABNB is not affiliated with the Trust, the Fund, the Adviser, or their respective affiliates and is not involved with this offering in any way and has no obligation to consider your Shares in taking any corporate actions that might affect the value of Shares. Investors in the Fund will not have voting rights and will not be able to influence management of ABNB but will be exposed to the performance of ABNB (the underlying stock). Investors in the Fund will not have rights to receive dividends or other distributions or any other rights with respect to the underlying stock but will be subject to declines in the performance of the underlying stock.

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ABNB Trading Risk. The trading price of ABNB may be highly volatile and could continue to be subject to wide fluctuations in response to various factors. The stock market in general, and the market for technology companies in particular, has experienced extreme price and volume fluctuations that have often been unrelated or disproportionate to the operating performance of those companies. In particular, a large proportion of ABNB may be traded by short sellers which may put pressure on the supply and demand for the common stock of ABNB, further influencing volatility in its market price. Public perception and other factors outside of the control of ABNB may additionally impact ABNB’s stock price due to ABNB garnering a disproportionate degree of public attention, regardless of actual operating performance. In addition, in the past, following periods of volatility in the overall market and the market price of a particular company’s securities, securities class action litigation has often been instituted against companies such as these. Moreover, stockholder litigation like this has been filed against ABNB in the past. While ABNB continues to defend such actions, any judgment against ABNB, or any future stockholder litigation could result in substantial costs and a diversion of the management of ABNB’s attention and resources. If ABNB trading is halted, trading in Shares of the Fund may be impacted, either temporarily or indefinitely.

ABNB Performance Risk. ABNB may fail to meet its publicly announced guidelines or other expectations about its business, which could cause the price of ABNB to decline. ABNB provides guidance regarding its expected financial and business performance, such as projections regarding sales and production, as well as anticipated future revenues, gross margins, profitability and cash flows. Correctly identifying key factors affecting business conditions and predicting future events is inherently an uncertain process, and the guidance ABNB provides may not ultimately be accurate and has in the past been inaccurate in certain respects, such as the timing of new product manufacturing ramps. The guidance is based on certain assumptions such as those relating to global and local economic conditions, anticipated production and sales volumes (which generally are not linear throughout a given period), average sales prices, supplier and commodity costs, and planned cost reductions. If ABNB’s guidance is not accurate or varies from actual results due to its inability to meet the assumptions or the impact on its financial performance that could occur as a result of various risks and uncertainties, the market value of common stock issued by ABNB could decline significantly.

Travel Industry Risk. Companies in the travel industry may be adversely affected by a downturn in economic conditions that can result in decreased demand for leisure and business travel. Due to the discretionary nature of business and leisure travel spending, travel company revenues are heavily influenced by the condition of the U.S. and foreign economies. Travel companies may also be significantly affected by changes in labor relations and insurance costs. Lodging industry companies, in particular, are subject to various risks that may cause significant losses, which includes risks related to uncertainty in travel (due to global, regional or local events), guest safety, security, and privacy, changing consumer demands, consumer perception of risk (for example, due to terrorist attacks, pandemics, and political or social violence), and changing or increased regulations.

Beginning in the first quarter of 2020, financial markets in the United States and around the world experienced extreme and in many cases unprecedented volatility and severe losses due to the global pandemic caused by COVID-19, a novel coronavirus. The pandemic has resulted in a wide range of social and economic disruptions, including closed borders and reduced or prohibited domestic or international travel. Some sectors of the economy and individual issuers, including travel companies, have experienced particularly large losses. Such disruptions may continue for an extended period of time or reoccur in the future to a similar or greater extent.

ADBE Risk. The ADBE Fund invests in options contracts that are based on the value of ADBE. This subjects the Fund to certain of the same risks as if it owned shares of ADBE, even though it does not. By virtue of the Fund’s investments in options contracts that are based on the value of ADBE, the Fund may also be subject to the following risks:

Indirect Investment in ADBE Risk. ADBE is not affiliated with the Trust, the Fund, the Adviser, or their respective affiliates and is not involved with this offering in any way and has no obligation to consider your Shares in taking any corporate actions that might affect the value of Shares. Investors in the Fund will not have voting rights and will not be able to influence the management of ADBE but will be exposed to the performance of ADBE (the underlying stock). Investors in the Fund will not have rights to receive dividends or other distributions or any other rights with respect to the underlying stock but will be subject to declines in the performance of the underlying stock.

ADBE Trading Risk. The trading price of ADBE may be highly volatile and could continue to be subject to wide fluctuations in response to various factors. The stock market in general, and the market for technology companies in particular, has experienced extreme price and volume fluctuations that have often been unrelated or disproportionate to the operating performance of those companies. In particular, a large proportion of ADBE may be traded by short sellers which may put pressure on the supply and demand for the common stock of ADBE, further influencing volatility in its market price. Public perception and other factors outside of the control of ADBE may additionally impact ADBE’s stock price due to ADBE garnering a disproportionate degree of public attention, regardless of actual operating performance. In addition, in the past, following periods of volatility in the overall market and the market price of a particular company’s securities, securities class action litigation has often been instituted against companies such as these. Moreover, stockholder litigation like this has been filed against ADBE in the past. While ADBE continues to defend such actions, any judgment against ADBE, or any future stockholder litigation could result in substantial costs and a diversion of the management of ADBE’s attention and resources. If ADBE trading is halted, trading in Shares of the Fund may be impacted, either temporarily or indefinitely.

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ADBE Performance Risk. ADBE may fail to meet its publicly announced guidelines or other expectations about its business, which could cause the price of ADBE to decline. ADBE provides guidance regarding its expected financial and business performance, such as projections regarding sales and production, as well as anticipated future revenues, gross margins, profitability and cash flows. Correctly identifying key factors affecting business conditions and predicting future events is inherently an uncertain process, and the guidance ADBE provides may not ultimately be accurate and has in the past been inaccurate in certain respects, such as the timing of new product manufacturing ramps. The guidance is based on certain assumptions such as those relating to global and local economic conditions, anticipated production and sales volumes (which generally are not linear throughout a given period), average sales prices, supplier and commodity costs, and planned cost reductions. If ADBE’s guidance is not accurate or varies from actual results due to its inability to meet the assumptions or the impact on its financial performance that could occur as a result of various risks and uncertainties, the market value of common stock issued by ADBE could decline significantly.

Software Industry Risk. The software industry can be significantly affected by intense competition, aggressive pricing, technological innovations, and product obsolescence. Companies in the software industry are subject to significant competitive pressures, such as aggressive pricing, new market entrants, competition for market share, short product cycles due to an accelerated rate of technological developments and the potential for limited earnings and/or falling profit margins. These companies also face the risks that new services, equipment or technologies will not be accepted by consumers and businesses or will become rapidly obsolete. These factors can affect the profitability of these companies and, as a result, the value of their securities. Also, patent protection is integral to the success of many companies in this industry, and profitability can be affected materially by, among other things, the cost of obtaining (or failing to obtain) patent approvals, the cost of litigating patent infringement and the loss of patent protection for products (which significantly increases pricing pressures and can materially reduce profitability with respect to such products). In addition, many software companies have limited operating histories. Prices of these companies’ securities historically have been more volatile than other securities, especially over the short term.

AI Risk. The AI Fund invests in options contracts that are based on the value of AI. This subjects the Fund to certain of the same risks as if it owned shares of AI, even though it does not. By virtue of the Fund’s investments in options contracts that are based on the value of AI, the Fund may also be subject to the following risks:

Indirect Investment in AI Risk. AI is not affiliated with the Trust, the Fund, the Adviser, or their respective affiliates and is not involved with this offering in any way and has no obligation to consider your Shares in taking any corporate actions that might affect the value of Shares. Investors in the Fund will not have voting rights and will not be able to influence the management of AI but will be exposed to the performance of AI (the underlying stock). Investors in the Fund will not have rights to receive dividends or other distributions or any other rights with respect to the underlying stock but will be subject to declines in the performance of the underlying stock.

AI Trading Risk. The trading price of AI may be highly volatile and could continue to be subject to wide fluctuations in response to various factors. The stock market in general, and the market for technology companies in particular, has experienced extreme price and volume fluctuations that have often been unrelated or disproportionate to the operating performance of those companies. In particular, a large proportion of AI may be traded by short sellers which may put pressure on the supply and demand for the common stock of AI, further influencing volatility in its market price. Public perception and other factors outside of the control of AI may additionally impact AI’s stock price due to AI garnering a disproportionate degree of public attention, regardless of actual operating performance. In addition, in the past, following periods of volatility in the overall market and the market price of a particular company’s securities, securities class action litigation has often been instituted against companies such as these. Moreover, stockholder litigation like this has been filed against AI in the past. While AI continues to defend such actions, any judgment against AI, or any future stockholder litigation could result in substantial costs and a diversion of the management of AI’s attention and resources. If AI trading is halted, trading in Shares of the Fund may be impacted, either temporarily or indefinitely.

AI Performance Risk. AI may fail to meet its publicly announced guidelines or other expectations about its business, which could cause the price of AI to decline. AI provides guidance regarding its expected financial and business performance, such as projections regarding sales and production, as well as anticipated future revenues, gross margins, profitability and cash flows. Correctly identifying key factors affecting business conditions and predicting future events is inherently an uncertain process, and the guidance AI provides may not ultimately be accurate and has in the past been inaccurate in certain respects, such as the timing of new product manufacturing ramps. The guidance is based on certain assumptions such as those relating to global and local economic conditions, anticipated production and sales volumes (which generally are not linear throughout a given period), average sales prices, supplier and commodity costs, and planned cost reductions. If AI’s guidance is not accurate or varies from actual results due to its inability to meet the assumptions or the impact on its financial performance that could occur as a result of various risks and uncertainties, the market value of common stock issued by AI could decline significantly.

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Software Industry Risk. The software industry can be significantly affected by intense competition, aggressive pricing, technological innovations, and product obsolescence. Companies in the software industry are subject to significant competitive pressures, such as aggressive pricing, new market entrants, competition for market share, short product cycles due to an accelerated rate of technological developments and the potential for limited earnings and/or falling profit margins. These companies also face the risks that new services, equipment or technologies will not be accepted by consumers and businesses or will become rapidly obsolete. These factors can affect the profitability of these companies and, as a result, the value of their securities. Also, patent protection is integral to the success of many companies in this industry, and profitability can be affected materially by, among other things, the cost of obtaining (or failing to obtain) patent approvals, the cost of litigating patent infringement and the loss of patent protection for products (which significantly increases pricing pressures and can materially reduce profitability with respect to such products). In addition, many software companies have limited operating histories. Prices of these companies’ securities historically have been more volatile than other securities, especially over the short term.

Operating Losses Risk. AI incurred net losses in each period since its founding in 2009. AI generated net losses of approximately $288.7 million, $279.7 million, and $268.8 million for the fiscal years ended April 30, 2025, 2024, and 2023 respectively. As a result, AI had an accumulated deficit of $1.4 billion as of April 30, 2025. AI expects to continue to incur net losses for the foreseeable future. These losses and accumulated deficit reflect the substantial investments AI made to acquire new customers, commercialize its C3 AI Software, and continue to develop its C3 AI Software. While AI has experienced revenue growth in recent periods, it does not know whether or when it will generate sufficient revenue to sustain or increase its growth or achieve or maintain profitability in the future. AI also expects its costs and expenses to increase in future periods, which could negatively affect its future results of operations if revenue does not increase.

AMD Risk. The AMD Fund invests in options contracts that are based on the value of AMD. This subjects the Fund to certain of the same risks as if it owned shares of AMD, even though it does not. By virtue of the Fund’s investments in options contracts that are based on the value of AMD, the Fund may also be subject to the following risks:

Indirect Investment in AMD Risk. AMD is not affiliated with the Trust, the Fund, the Adviser, or their respective affiliates and is not involved with this offering in any way and has no obligation to consider your Shares in taking any corporate actions that might affect the value of Shares. Investors in the Fund will not have voting rights and will not be able to influence management of AMD but will be exposed to the performance of AMD (the underlying stock). Investors in the Fund will not have rights to receive dividends or other distributions or any other rights with respect to the underlying stock but will be subject to declines in the performance of the underlying stock.

AMD Trading Risk. The trading price of AMD may be highly volatile and could continue to be subject to wide fluctuations in response to various factors. The stock market in general, and the market for technology companies in particular, has experienced extreme price and volume fluctuations that have often been unrelated or disproportionate to the operating performance of those companies. In particular, a large proportion of AMD may be traded by short sellers which may put pressure on the supply and demand for the common stock of AMD, further influencing volatility in its market price. Public perception and other factors outside of the control of AMD may additionally impact AMD’s stock price due to AMD garnering a disproportionate degree of public attention, regardless of actual operating performance. In addition, in the past, following periods of volatility in the overall market and the market price of a particular company’s securities, securities class action litigation has often been instituted against companies such as these. Moreover, stockholder litigation like this has been filed against AMD in the past. While AMD continues to defend such actions, any judgment against AMD, or any future stockholder litigation could result in substantial costs and a diversion of the management of AMD’s attention and resources. If AMD trading is halted, trading in Shares of the Fund may be impacted, either temporarily or indefinitely.

AMD Performance Risk. AMD may fail to meet its publicly announced guidelines or other expectations about its business, which could cause the price of AMD to decline. AMD provides guidance regarding its expected financial and business performance, such as projections regarding sales and production, as well as anticipated future revenues, gross margins, profitability and cash flows. Correctly identifying key factors affecting business conditions and predicting future events is inherently an uncertain process, and the guidance AMD provides may not ultimately be accurate and has in the past been inaccurate in certain respects, such as the timing of new product manufacturing ramps. The guidance is based on certain assumptions such as those relating to global and local economic conditions, anticipated production and sales volumes (which generally are not linear throughout a given period), average sales prices, supplier and commodity costs, and planned cost reductions. If AMD’s guidance is not accurate or varies from actual results due to its inability to meet the assumptions or the impact on its financial performance that could occur as a result of various risks and uncertainties, the market value of common stock issued by AMD could decline significantly.

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Semiconductor Company Risk. Competitive pressures may have a significant effect on the financial condition of semiconductor companies and, as product cycles shorten and manufacturing capacity increases, these companies may become increasingly subject to aggressive pricing, which hampers profitability. Reduced demand for end-user products, under-utilization of manufacturing capacity, and other factors could adversely impact the operating results of companies in the semiconductor sector. Semiconductor companies typically face high capital costs and may be heavily dependent on intellectual property rights. The semiconductor sector is highly cyclical, which may cause the operating results of many semiconductor companies to vary significantly. The stock prices of companies in the semiconductor sector have been and likely will continue to be extremely volatile.

AMZN Risk. The AMZN Fund invests in options contracts that are based on the value of AMZN. This subjects the Fund to certain of the same risks as if it owned shares of AMZN, even though it does not. By virtue of the Fund’s investments in options contracts that are based on the value of AMZN, the Fund may also be subject to the following risks:

Indirect Investment in AMZN Risk. Amazon.com, Inc. is not affiliated with the Trust, the Fund, the Adviser, or their respective affiliates and is not involved with this offering in any way and has no obligation to consider your Shares in taking any corporate actions that might affect the value of Shares. Investors in the Fund will not have voting rights and will not be able to influence management of the company but will be exposed to the performance of AMZN (the underlying stock). Investors in the Fund will not have rights to receive dividends or other distributions or any other rights with respect to the underlying stock but will be subject to declines in the performance of the underlying stock.

AMZN Trading Risk. The trading price of AMZN may be highly volatile and could continue to be subject to wide fluctuations in response to various factors. The stock market in general, and the market for technology companies in particular, has experienced extreme price and volume fluctuations that have often been unrelated or disproportionate to the operating performance of those companies. In particular, a large proportion of AMZN may be traded by short sellers which may put pressure on the supply and demand for the common stock of Amazon.com, Inc., further influencing volatility in its market price. Public perception and other factors outside of the control of Amazon.com, Inc. may additionally impact AMZN’s stock price due to Amazon.com, Inc. garnering a disproportionate degree of public attention, regardless of actual operating performance. In addition, in the past, following periods of volatility in the overall market and the market price of a particular company’s securities, securities class action litigation has often been instituted against companies such as these. Moreover, stockholder litigation like this has been filed against Amazon.com, Inc. in the past. While Amazon.com, Inc. continues to defend such actions, any judgment against Amazon.com, Inc., or any future stockholder litigation could result in substantial costs and a diversion of the management of Amazon.com, Inc.’s attention and resources. If AMZN trading is halted, trading in Shares of the Fund may be impacted, either temporarily or indefinitely.

Amazon.com, Inc. Performance Risk. Amazon.com, Inc. may fail to meet its publicly announced guidelines or other expectations about its business, which could cause the price of AMZN to decline. Amazon.com, Inc. provides guidance regarding its expected financial and business performance, such as projections regarding sales and production, as well as anticipated future revenues, gross margins, profitability and cash flows. Correctly identifying key factors affecting business conditions and predicting future events is inherently an uncertain process, and the guidance Amazon.com, Inc. provides may not ultimately be accurate and has in the past been inaccurate in certain respects, such as the timing of new product manufacturing ramps. The guidance is based on certain assumptions such as those relating to global and local economic conditions, anticipated production and sales volumes (which generally are not linear throughout a given period), average sales prices, supplier and commodity costs, and planned cost reductions. If Amazon.com, Inc.’s guidance is not accurate or varies from actual results due to its inability to meet the assumptions or the impact on its financial performance that could occur as a result of various risks and uncertainties, the market value of common stock issued by Amazon.com, Inc. could decline significantly.

Internet & Direct Marketing Retail Risk. Companies, such as Amazon.com, Inc., that operate via the internet or direct marketing (e.g., online consumer services, online retail, travel) segments are subject to fluctuating consumer demand. Unlike traditional brick and mortar retailers, online marketplaces and retailers must assume shipping costs or pass such costs to consumers. Consumer access to price information for the same or similar products may cause companies that operate in the online marketplace, retail and travel segments to reduce profit margins in order to compete. Due to the nature of their business models, companies that operate in the online marketplace, retail, and travel segments may also be subject to heightened cybersecurity risk, including the risk of theft or damage to vital hardware, software, and information systems. The loss or public dissemination of sensitive customer information or other proprietary data may negatively affect the financial performance of such companies to a greater extent than traditional brick and mortar retailers. As a result of such companies being web-based and the fact that they process, store, and transmit large amounts of data, including personal information, for their customers, failure to prevent or mitigate data loss or other security breaches, including breaches of vendors’ technology and systems, could expose companies that operate via the internet or direct marketing retail to a risk of loss or misuse of such information, adversely affect their operating results, result in litigation or potential liability, and otherwise harm their businesses.

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New Products and Services Risk. AMZN has expanded its product offerings over time to include additional segments, such as cloud computing and digital subscriptions services. Expansion of products and services across additional markets exposes AMZN to additional risks related to these markets. In addition, as new products and offerings are developed, AMZN may have limited or no experience in these newer market segments, and AMZN’s customers may not adopt these product or service offerings. These offerings, which can present new and difficult technology challenges, may subject AMZN to claims if customers of these offerings experience, or are otherwise impacted by, service disruptions, delays, setbacks, or failures or quality issues. In addition, profitability or other intended benefits, if any, in newer activities may not meet AMZN’s expectations, and AMZN may not be successful enough in these newer activities to recoup its investments in them, which investments are often significant. Failure to realize the benefits of amounts AMZN invests in new technologies, products, or services could result in the value of those investments being written down or written off.

BA Risk. The BA Fund invests in options contracts that are based on the value of BA. This subjects the Fund to certain of the same risks as if it owned shares of BA, even though it does not. By virtue of the Fund’s investments in options contracts that are based on the value of BA, the Fund may also be subject to the following risks:

Indirect Investment in BA Risk. BA is not affiliated with the Trust, the Fund, the Adviser, or their respective affiliates and is not involved with this offering in any way and has no obligation to consider your Shares in taking any corporate actions that might affect the value of Shares. Investors in the Fund will not have voting rights and will not be able to influence the management of BA but will be exposed to the performance of BA (the underlying stock). Investors in the Fund will not have rights to receive dividends or other distributions or any other rights with respect to the underlying stock but will be subject to declines in the performance of the underlying stock.

BA Trading Risk. The trading price of BA may be highly volatile and could continue to be subject to wide fluctuations in response to various factors. The stock market in general, and the market for banking and financial services companies in particular, has experienced extreme price and volume fluctuations that have often been unrelated or disproportionate to the operating performance of those companies. In particular, a large proportion of BA may be traded by short sellers which may put pressure on the supply and demand for the common stock of BA, further influencing volatility in its market price. Public perception and other factors outside of the control of BA may additionally impact BA’s stock price due to BA garnering a disproportionate degree of public attention, regardless of actual operating performance. In addition, in the past, following periods of volatility in the overall market and the market price of a particular company’s securities, securities class action litigation has often been instituted against companies such as these. Moreover, stockholder litigation like this has been filed against BA in the past. While BA continues to defend such actions, any judgment against BA, or any future stockholder litigation could result in substantial costs and a diversion of the management of BA’s attention and resources. If BA trading is halted, trading in Shares of the Fund may be impacted, either temporarily or indefinitely.

BA Performance Risk. BA may fail to meet its publicly announced guidelines or other expectations about its business, which could cause the price of BA to decline. BA provides guidance regarding its expected financial and business performance, such as projections regarding sales and production, as well as anticipated future revenues, gross margins, profitability and cash flows. Correctly identifying key factors affecting business conditions and predicting future events is inherently an uncertain process, and the guidance BA provides may not ultimately be accurate and has in the past been inaccurate in certain respects, such as the timing of new product manufacturing ramps. The guidance is based on certain assumptions such as those relating to global and local economic conditions, anticipated production and sales volumes (which generally are not linear throughout a given period), average sales prices, supplier and commodity costs, and planned cost reductions. If BA’s guidance is not accurate or varies from actual results due to its inability to meet the assumptions or the impact on its financial performance that could occur as a result of various risks and uncertainties, the market value of common stock issued by BA could decline significantly.

Aerospace & Defense Industry Risk. The Aerospace and Defense Industry comprises businesses engaged in manufacturing equipment, parts, or products for civil or military aerospace and defense applications. This industry’s performance can be notably cyclical, leading to intermittent operating losses for its companies. Factors such as geopolitical dynamics, economic conditions, environmental considerations, enhanced competition, and the capacity to recruit and maintain a highly skilled workforce, including crucial personnel, can significantly impact the industry. Additionally, the industry’s operations can be influenced by legislative or regulatory shifts and heightened government oversight.

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BIIB Risk. The BIIB Fund invests in options contracts that are based on the value of BIIB. This subjects the Fund to certain of the same risks as if it owned shares of BIIB, even though it does not. By virtue of the Fund’s investments in options contracts that are based on the value of BIIB, the Fund may also be subject to the following risks:

Indirect Investment in BIIB Risk. BIIB is not affiliated with the Trust, the Fund, the Adviser, or their respective affiliates and is not involved with this offering in any way and has no obligation to consider your Shares in taking any corporate actions that might affect the value of Shares. Investors in the Fund will not have voting rights and will not be able to influence the management of BIIB but will be exposed to the performance of BIIB (the underlying stock). Investors in the Fund will not have rights to receive dividends or other distributions or any other rights with respect to the underlying stock but will be subject to declines in the performance of the underlying stock.

BIIB Trading Risk. The trading price of BIIB may be highly volatile and could continue to be subject to wide fluctuations in response to various factors. The stock market in general, and the market for biotechnology companies in particular, has experienced extreme price and volume fluctuations that have often been unrelated or disproportionate to the operating performance of those companies. In particular, a large proportion of BIIB may be traded by short sellers which may put pressure on the supply and demand for the common stock of BIIB, further influencing volatility in its market price. Public perception and other factors outside of the control of BIIB may additionally impact BIIB’s stock price due to BIIB garnering a disproportionate degree of public attention, regardless of actual operating performance. In addition, in the past, following periods of volatility in the overall market and the market price of a particular company’s securities, securities class action litigation has often been instituted against companies such as these. Moreover, stockholder litigation like this has been filed against BIIB in the past. While BIIB continues to defend such actions, any judgment against BIIB, or any future stockholder litigation could result in substantial costs and a diversion of the management of BIIB’s attention and resources. If BIIB trading is halted, trading in Shares of the Fund may be impacted, either temporarily or indefinitely.

BIIB Performance Risk. BIIB may fail to meet its publicly announced guidelines or other expectations about its business, which could cause the price of BIIB to decline. BIIB provides guidance regarding its expected financial and business performance, such as projections regarding sales and production, as well as anticipated future revenues, gross margins, profitability and cash flows. Correctly identifying key factors affecting business conditions and predicting future events is inherently an uncertain process, and the guidance BIIB provides may not ultimately be accurate and has in the past been inaccurate in certain respects, such as the timing of new product manufacturing ramps. The guidance is based on certain assumptions such as those relating to global and local economic conditions, anticipated production and sales volumes (which generally are not linear throughout a given period), average sales prices, supplier and commodity costs, and planned cost reductions. If BIIB’s guidance is not accurate or varies from actual results due to its inability to meet the assumptions or the impact on its financial performance that could occur as a result of various risks and uncertainties, the market value of common stock issued by BIIB could decline significantly.

Biotechnology Industry Risk. The biotechnology industry faces numerous risks, encompassing a range of regulatory, scientific, operational, and market-related challenges. Key among these are the heavy regulatory scrutiny and the high cost of research and development, with no guarantee of return, given that a significant percentage of drug candidates fail during clinical trials. Additionally, the industry grapples with the complexities of patent protection and the subsequent threat of generic competition once these protections expire. Manufacturing issues and supply chain disruptions can also have a substantial impact on a company’s ability to produce and distribute drugs. Market acceptance and competition from other drugs or treatments further influence a drug’s profitability. Moreover, legal and reputational risks, such as those arising from potential side effects or product recalls, can lead to significant financial and reputational damage. All these factors contribute to a volatile risk landscape for the biotechnology industry.

BRK.B Risk. The BRK.B Fund invests in options contracts that are based on the value of BRK.B. This subjects the Fund to certain of the same risks as if it owned shares of BRK.B, even though it does not. By virtue of the Fund’s investments in options contracts that are based on the value of BRK.B, the Fund may also be subject to the following risks:

Indirect Investment in BRK.B Risk. Berkshire Hathaway, Inc. is not affiliated with the Trust, the Fund, the Adviser, or their respective affiliates and is not involved with this offering in any way and has no obligation to consider your Shares in taking any corporate actions that might affect the value of Shares. Investors in the Fund will not have voting rights and will not be able to influence management of the company but will be exposed to the performance of BRK.B (the underlying stock). Investors in the Fund will not have rights to receive dividends or other distributions or any other rights with respect to the underlying stock but will be subject to declines in the performance of the underlying stock.

BRK.B Trading Risk. The trading price of BRK.B may be highly volatile and could continue to be subject to wide fluctuations in response to various factors. The stock market in general, and the market for technology companies in particular, has experienced extreme price and volume fluctuations that have often been unrelated or disproportionate to the operating performance of those companies. In particular, a large proportion of BRK.B may be traded by short sellers which may put pressure on the supply and demand for the common stock of Berkshire Hathaway Inc., further influencing volatility in its market price. Public perception and other factors outside of the control of Berkshire Hathaway Inc. may additionally impact BRK.B’s stock price due to Berkshire Hathaway Inc. garnering a disproportionate degree of public attention, regardless of actual operating performance. In addition, in the past, following periods of volatility in the overall market and the market price of a particular company’s securities, securities class action litigation has often been instituted against companies such as these. Moreover, stockholder litigation like this has been filed against Berkshire Hathaway Inc. in the past. While Berkshire Hathaway Inc. continues to defend such actions, any judgment against Berkshire Hathaway Inc., or any future stockholder litigation could result in substantial costs and a diversion of the management of Berkshire Hathaway Inc.’s attention and resources. If BRK.B trading is halted, trading in Shares of the Fund may be impacted, either temporarily or indefinitely.

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Berkshire Hathaway Inc. Performance Risk. Berkshire Hathaway Inc. may fail to meet its publicly announced guidelines or other expectations about its business, which could cause the price of BRK.B to decline. Berkshire Hathaway Inc. provides guidance regarding its expected financial and business performance, such as projections regarding sales and production, as well as anticipated future revenues, gross margins, profitability and cash flows. Correctly identifying key factors affecting business conditions and predicting future events is inherently an uncertain process, and the guidance Berkshire Hathaway Inc. provides may not ultimately be accurate and has in the past been inaccurate in certain respects, such as the timing of new product manufacturing ramps. The guidance is based on certain assumptions such as those relating to global and local economic conditions, anticipated production and sales volumes (which generally are not linear throughout a given period), average sales prices, supplier and commodity costs, and planned cost reductions. If Berkshire Hathaway Inc.’s guidance is not accurate or varies from actual results due to its inability to meet the assumptions or the impact on its financial performance that could occur as a result of various risks and uncertainties, the market value of common stock issued by Berkshire Hathaway Inc. could decline significantly.

Diversified Financial Services Industry Risk. The diversified financial services industry is comprised of financial services companies which have no dominant business line, but instead provide, or else hold interests in, a range of services which cross multiple financial industries. As such, investments in this industry may be subject to the same risks posed by investments in the preceding three industries, including adverse changes to interest rates, general economic conditions, market competition, and applicable regulations.

Berkshire Hathaway Management Change. The share price of Berkshire Hathaway’s stock (including BRK.B) has been significantly affected by the leadership and public profile of Warren E. Buffett, who has long shaped Berkshire Hathaway’s strategy and image. Mr. Buffett has stepped down as CEO on January 1, 2026, with Greg Abel succeeding him. While the succession plan offers continuity, Mr. Buffett’s continued role as Chairman and any changes in his involvement may impact investor sentiment and lead to increased volatility. The market’s perception of Mr. Abel’s leadership and potential strategic shifts could also introduce uncertainty and materially affect the Fund’s performance.

COIN Risk. The COIN Fund invests in options contracts that are based on the value of COIN. This subjects the Fund to certain of the same risks as if it owned shares of COIN, even though it does not. By virtue of the Fund’s investments in options contracts that are based on the value of COIN, the Fund may also be subject to the following risks:

Indirect Investment in COIN Risk. Coinbase Global, Inc. is not affiliated with the Trust, the Fund, the Adviser, or their respective affiliates and is not involved with this offering in any way and has no obligation to consider your Shares in taking any corporate actions that might affect the value of Shares. Investors in the Fund will not have voting rights and will not be able to influence management of the company but will be exposed to the performance of COIN (the underlying stock). Investors in the Fund will not have rights to receive dividends or other distributions or any other rights with respect to the underlying stock but will be subject to declines in the performance of the underlying stock.

COIN Trading Risk. The trading price of COIN may be highly volatile and could continue to be subject to wide fluctuations in response to various factors. The stock market in general, and the market for technology companies in particular, has experienced extreme price and volume fluctuations that have often been unrelated or disproportionate to the operating performance of those companies. In particular, a large proportion of COIN may be traded by short sellers which may put pressure on the supply and demand for the common stock of Coinbase Global, Inc., further influencing volatility in its market price. Public perception and other factors outside of the control of Coinbase Global, Inc. may additionally impact COIN’s stock price due to Coinbase Global, Inc. garnering a disproportionate degree of public attention, regardless of actual operating performance. In addition, in the past, following periods of volatility in the overall market and the market price of a particular company’s securities, securities class action litigation has often been instituted against companies such as these. Moreover, stockholder litigation like this has been filed against Coinbase Global, Inc. in the past. While Coinbase Global, Inc. continues to defend such actions, any judgment against Coinbase Global, Inc., or any future stockholder litigation could result in substantial costs and a diversion of the management of Coinbase Global, Inc.’s attention and resources. If COIN trading is halted, trading in Shares of the Fund may be impacted, either temporarily or indefinitely.

Coinbase Global, Inc. Performance Risk. Coinbase Global, Inc. may fail to meet its publicly announced guidelines or other expectations about its business, which could cause the price of COIN to decline. Coinbase Global, Inc. provides guidance regarding its expected financial and business performance, such as projections regarding sales and production, as well as anticipated future revenues, gross margins, profitability and cash flows. Correctly identifying key factors affecting business conditions and predicting future events is inherently an uncertain process, and the guidance Coinbase Global, Inc. provides may not ultimately be accurate and has in the past been inaccurate in certain respects, such as the timing of new product manufacturing ramps. The guidance is based on certain assumptions such as those relating to global and local economic conditions, anticipated production and sales volumes (which generally are not linear throughout a given period), average sales prices, supplier and commodity costs, and planned cost reductions. If Coinbase Global, Inc.’s guidance is not accurate or varies from actual results due to its inability to meet the assumptions or the impact on its financial performance that could occur as a result of various risks and uncertainties, the market value of common stock issued by Coinbase Global, Inc. could decline significantly.

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Digital Assets Risk. While the Fund will not directly invest in digital assets, it will be subject to the risks associated with digital assets by virtue of its investments in options contracts that reference COIN. The technologies underpinning digital assets are highly disruptive, and the future successes of such technologies are highly uncertain. Further, because the development of digital asset technologies is in a nascent stage, digital asset companies may be rapidly eclipsed by newer and more disruptive technological advances that render current digital assets or technologies outdated or undesirable. Further, digital asset companies may be subject to the risks posed by conflicting intellectual property claims among digital assets, which may reduce confidence in the viability of a digital asset. Because of the uncertainty of digital asset technologies, the values of the securities of these companies may be highly volatile. Digital assets may be traded on exchanges that are unregulated and often located outside the United States. Digital asset exchanges may stop operating or permanently shut down due to fraud, theft, disruption, technical glitches, hackers, malware or security compromises or failures in the underlying blockchain, ledger or software. Digital Assets are also at risk of possible manipulation and vulnerabilities surrounding the use of third-party products, which may be subject to technical defects beyond a company’s control. Further, digital assets are not maintained in traditional custodial arrangements, and instead are typically held in “wallets,” which are public digital addresses accessible only by “private keys.” If a private key is stolen, lost, damaged or destroyed, the digital assets attributable to such private key may be irreversibly lost without the possibility of recovery. Over their short history, digital assets have experienced tremendous price volatility compared to traditional asset classes, and may experience significant illiquidity in stressed market conditions. The values of digital assets should not be expected to be connected or correlated to traditional economic or market forces, and the value of the investments in digital assets could decline rapidly, including to zero, as a digital asset may decline in popularity, acceptance or use, thereby impairing its price.

Financials Companies Risk. Financial companies, such as retail and commercial banks, brokerage firms, insurance companies and financial services companies, are especially subject to the adverse effects of economic recession, currency exchange rates, extensive government regulation, decreases in the availability of capital, volatile interest rates, portfolio concentrations in geographic markets, industries or products (such as commercial and residential real estate loans) and competition from new entrants and blurred distinctions in their fields of business. The extent to which the Fund may invest in a company that engages in securities-related activities or banking is limited by applicable law. Governmental regulation may change frequently and may have significant adverse consequences for companies in the financials sector, including effects not intended by such regulation. The impact of changes in capital requirements, or recent or future regulation, on any financial company or on the financial sector as a whole cannot be predicted. The financials sector can be a target or cyberattacks, and may experience technology malfunctions and disruptions. These risks may be amplified for companies that operate online and digital platforms. In recent years, cyberattacks and technology malfunctions and failures have become increasingly frequent in this sector and have reportedly caused losses to companies in this sector.

Blockchain Related Company Risk. The performance of COIN, and consequently the Fund’s performance, is subject to the risks relating to companies engaged in blockchain related activities. The “blockchain” is a peer to peer, shared, digital ledger that facilitates the process of recording transactions and tracking assets. Cryptocurrencies are digital currencies that use blockchain technology to record and secure every transaction. Blockchain technology is new and its uses are in many cases untested or unclear. Blockchain related companies involved in cryptocurrencies may face volatile rates of adoption and face intense competition and potentially rapid product obsolescence. These companies may also have significant exposure to fluctuations in the spot prices of digital assets, particularly to the extent that demand for a service may increase as the spot price of digital assets increase. Many blockchain companies currently operate under less regulatory scrutiny than traditional financial services companies and banks, but there is significant risk that regulatory oversight could increase in the future. Higher levels of regulation could increase costs and adversely impact the current business models of some blockchain related companies and could even result in the outright prohibition of certain business activities. Any further restrictions imposed by governments on crypto-currency related activities may adversely impact blockchain companies. In contrast, a higher level of certainty relating to governmental regulation could serve to enhance the performance of certain blockchain-related companies. In addition, many blockchain companies store sensitive consumer information and could be the target of cybersecurity attacks and other types of theft, which could have a negative impact on these companies. Access to a given blockchain may require a specific cryptographic key (in effect a string of characters granting unique access to initiate transactions related to specific digital assets) or set of keys, the theft, loss, or destruction of which, either by accident or as a result of the efforts of a third-party, could irrevocably impair a claim to the digital assets stored on that blockchain.

Capital Markets Industry Risk. Capital markets companies may be significantly affected by stock and bank trading activity, changes in governmental regulation, continuing increases in price competition, decreases in fees or fee-related business, including investment banking, brokerage, asset management and other servicing fees, fluctuation in interest rates and other factors which could adversely affect financial markets.

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DIS Risk. The DIS Fund invests in options contracts that are based on the value of DIS. This subjects the Fund to certain of the same risks as if it owned shares of DIS, even though it does not. By virtue of the Fund’s investments in options contracts that are based on the value of DIS, the Fund may also be subject to the following risks:

Indirect Investment in DIS Risk. DIS is not affiliated with the Trust, the Fund, the Adviser, or their respective affiliates and is not involved with this offering in any way and has no obligation to consider your Shares in taking any corporate actions that might affect the value of Shares. Investors in the Fund will not have voting rights and will not be able to influence management of DIS but will be exposed to the performance of DIS (the underlying stock). Investors in the Fund will not have rights to receive dividends or other distributions or any other rights with respect to the underlying stock but will be subject to declines in the performance of the underlying stock.

DIS Trading Risk. The trading price of DIS may be highly volatile and could continue to be subject to wide fluctuations in response to various factors. The stock market in general, and the market for technology companies in particular, has experienced extreme price and volume fluctuations that have often been unrelated or disproportionate to the operating performance of those companies. In particular, a large proportion of DIS may be traded by short sellers which may put pressure on the supply and demand for the common stock of DIS, further influencing volatility in its market price. Public perception and other factors outside of the control of DIS may additionally impact DIS’s stock price due to DIS garnering a disproportionate degree of public attention, regardless of actual operating performance. In addition, in the past, following periods of volatility in the overall market and the market price of a particular company’s securities, securities class action litigation has often been instituted against companies such as these. Moreover, stockholder litigation like this has been filed against DIS in the past. While DIS continues to defend such actions, any judgment against DIS, or any future stockholder litigation could result in substantial costs and a diversion of the management of DIS’s attention and resources. If DIS trading is halted, trading in Shares of the Fund may be impacted, either temporarily or indefinitely.

DIS Performance Risk. DIS may fail to meet its publicly announced guidelines or other expectations about its business, which could cause the price of DIS to decline. DIS provides guidance regarding its expected financial and business performance, such as projections regarding sales and production, as well as anticipated future revenues, gross margins, profitability and cash flows. Correctly identifying key factors affecting business conditions and predicting future events is inherently an uncertain process, and the guidance DIS provides may not ultimately be accurate and has in the past been inaccurate in certain respects, such as the timing of new product manufacturing ramps. The guidance is based on certain assumptions such as those relating to global and local economic conditions, anticipated production and sales volumes (which generally are not linear throughout a given period), average sales prices, supplier and commodity costs, and planned cost reductions. If DIS’s guidance is not accurate or varies from actual results due to its inability to meet the assumptions or the impact on its financial performance that could occur as a result of various risks and uncertainties, the market value of common stock issued by DIS could decline significantly.

Movies and Entertainment Industries Risk. The entertainment industry is highly competitive and relies on consumer spending and the availability of disposable income for success. The prices of the securities of companies in the movies and entertainment industries may fluctuate widely due to competitive pressures, heavy expenses incurred for research and development of products, problems related to bringing products to market, consumer preferences and rapid obsolescence of products. Changes in technology and consumer consumption patterns may also impact the demand for entertainment products, revenue generation, and production costs. Legislative or regulatory changes and increased government supervision also may affect companies in the movies and entertainment industries.

Intellectual Property Risk. The value to DIS of its IP is dependent on the scope and duration of its rights as defined by applicable laws in the U.S. and abroad and the manner in which those laws are construed. Where those laws are drafted or interpreted in ways that limit the extent or duration of DIS’s rights, or if existing laws are changed, its ability to generate revenue from its IP may decrease, or the cost of obtaining and maintaining rights may increase. In the United States and countries that look to the United States copyright term when shorter than their own, the copyright term for early works and the specific early versions of characters depicted in those works expires at the end of the 95th calendar year after the date the copyright was originally secured in the United States. The terms of some copyrights for IP related to some of DIS’s products and services have expired, and other copyrights will expire in the future. For example, the copyright term for the short film Steamboat Willie (1928) and early versions of characters depicted in this film have expired. As copyrights expire, DIS expects that revenues generated from such IP will be negatively impacted to some extent.

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GOOGL Risk. The GOOGL Fund invests in options contracts that are based on the value of GOOGL. This subjects the Fund to certain of the same risks as if it owned shares of GOOGL, even though it does not. By virtue of the Fund’s investments in options contracts that are based on the value of GOOGL, the Fund may also be subject to the following risks:

Indirect Investment in GOOGL Risk. Alphabet, Inc. is not affiliated with the Trust, the Fund, the Adviser, or their respective affiliates and is not involved with this offering in any way and has no obligation to consider your Shares in taking any corporate actions that might affect the value of Shares. Investors in the Fund will not have voting rights and will not be able to influence management of the company but will be exposed to the performance of GOOGL (the underlying stock). Investors in the Fund will not have rights to receive dividends or other distributions or any other rights with respect to the underlying stock but will be subject to declines in the performance of the underlying stock.

GOOGL Trading Risk. The trading price of GOOGL may be highly volatile and could continue to be subject to wide fluctuations in response to various factors. The stock market in general, and the market for technology companies in particular, has experienced extreme price and volume fluctuations that have often been unrelated or disproportionate to the operating performance of those companies. In particular, a large proportion of GOOGL may be traded by short sellers which may put pressure on the supply and demand for the Class A common stock of Alphabet Inc., further influencing volatility in its market price. Public perception and other factors outside of the control of Alphabet Inc. may additionally impact GOOG’s stock price due to Alphabet Inc. garnering a disproportionate degree of public attention, regardless of actual operating performance. In addition, in the past, following periods of volatility in the overall market and the market price of a particular company’s securities, securities class action litigation has often been instituted against companies such as these. Moreover, stockholder litigation like this has been filed against Alphabet Inc. in the past. Additionally, the U.S. Department of Justice (DOJ), various U.S. states, and other plaintiffs have filed, and may continue to file in the future, several antitrust lawsuits about various aspects of GOOGL’s business, including its advertising technologies and practices, the operation and distribution of Google Search, and the operation and distribution of the Android operating system and Play Store. While Alphabet Inc. continues to defend such actions, any judgment against Alphabet Inc., or any future stockholder litigation could result in substantial costs and a diversion of the management of Alphabet Inc.’s attention and resources. If GOOGL trading is halted, trading in Shares of the Fund may be impacted, either temporarily or indefinitely.

Alphabet Inc. Performance Risk. Alphabet Inc. may fail to meet its publicly announced guidelines or other expectations about its business, which could cause the price of GOOGL to decline. Alphabet Inc. provides guidance regarding its expected financial and business performance, such as projections regarding sales and production, as well as anticipated future revenues, gross margins, profitability and cash flows. Correctly identifying key factors affecting business conditions and predicting future events is inherently an uncertain process, and the guidance Alphabet Inc. provides may not ultimately be accurate and has in the past been inaccurate in certain respects, such as the timing of new product manufacturing ramps. The guidance is based on certain assumptions such as those relating to global and local economic conditions, anticipated production and sales volumes (which generally are not linear throughout a given period), average sales prices, supplier and commodity costs, and planned cost reductions. If Alphabet Inc.’s guidance is not accurate or varies from actual results due to its inability to meet the assumptions or the impact on its financial performance that could occur as a result of various risks and uncertainties, the market value of common stock issued by Alphabet Inc. could decline significantly.

Communication Services Sector Risk. Communication services companies may be subject to specific risks associated with legislative or regulatory changes, adverse market conditions, intellectual property use and/or increased competition. Communication services companies are particularly vulnerable to rapid advancements in technology, the innovation of competitors, rapid product obsolescence and government regulation and competition, both domestically and internationally. Additionally, fluctuating domestic and international demand, shifting demographics and often unpredictable changes in consumer tastes can drastically affect a communication services company’s profitability. While all companies may be susceptible to network security breaches, certain communication services companies may be particular targets of hacking and potential theft of proprietary or consumer information or disruptions in service, which could have a material adverse effect on their businesses.

INTC Risk. The INTC Fund invests in options contracts that are based on the value of INTC. This subjects the Fund to certain of the same risks as if it owned shares of INTC, even though it does not. By virtue of the Fund’s investments in options contracts that are based on the value of INTC, the Fund may also be subject to the following risks:

Indirect Investment in INTC Risk. INTC is not affiliated with the Trust, the Fund, the Adviser, or their respective affiliates and is not involved with this offering in any way and has no obligation to consider your Shares in taking any corporate actions that might affect the value of Shares. Investors in the Fund will not have voting rights and will not be able to influence the management of INTC but will be exposed to the performance of INTC (the underlying stock). Investors in the Fund will not have rights to receive dividends or other distributions or any other rights with respect to the underlying stock but will be subject to declines in the performance of the underlying stock.

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INTC Trading Risk. The trading price of INTC may be highly volatile and could continue to be subject to wide fluctuations in response to various factors. The stock market in general, and the market for technology companies in particular, has experienced extreme price and volume fluctuations that have often been unrelated or disproportionate to the operating performance of those companies. In particular, a large proportion of INTC may be traded by short sellers which may put pressure on the supply and demand for the common stock of INTC, further influencing volatility in its market price. Public perception and other factors outside of the control of INTC may additionally impact INTC’s stock price due to INTC garnering a disproportionate degree of public attention, regardless of actual operating performance. In addition, in the past, following periods of volatility in the overall market and the market price of a particular company’s securities, securities class action litigation has often been instituted against companies such as these. Moreover, stockholder litigation like this has been filed against INTC in the past. While INTC continues to defend such actions, any judgment against INTC, or any future stockholder litigation could result in substantial costs and a diversion of the management of INTC’s attention and resources. If INTC trading is halted, trading in Shares of the Fund may be impacted, either temporarily or indefinitely.

INTC Performance Risk. INTC may fail to meet its publicly announced guidelines or other expectations about its business, which could cause the price of INTC to decline. INTC provides guidance regarding its expected financial and business performance, such as projections regarding sales and production, as well as anticipated future revenues, gross margins, profitability and cash flows. Correctly identifying key factors affecting business conditions and predicting future events is inherently an uncertain process, and the guidance INTC provides may not ultimately be accurate and has in the past been inaccurate in certain respects, such as the timing of new product manufacturing ramps. The guidance is based on certain assumptions such as those relating to global and local economic conditions, anticipated production and sales volumes (which generally are not linear throughout a given period), average sales prices, supplier and commodity costs, and planned cost reductions. If INTC’s guidance is not accurate or varies from actual results due to its inability to meet the assumptions or the impact on its financial performance that could occur as a result of various risks and uncertainties, the market value of common stock issued by INTC could decline significantly.

Semiconductor Industry Risk. Competitive pressures may have a significant effect on the financial condition of semiconductor companies and, as product cycles shorten and manufacturing capacity increases, these companies may become increasingly subject to aggressive pricing, which hampers profitability. Reduced demand for end-user products, under-utilization of manufacturing capacity, and other factors could adversely impact the operating results of companies in the semiconductor sector. Semiconductor companies typically face high capital costs and may be heavily dependent on intellectual property rights. The semiconductor sector is highly cyclical, which may cause the operating results of many semiconductor companies to vary significantly. The industry is complex and global in nature, with manufacturing plants predominantly located in East Asia. Because of this, it is subject to numerous risks, including geopolitical tensions, earthquakes, and extreme weather events. The stock prices of companies in the semiconductor sector have been and likely will continue to be extremely volatile.

JPM Risk. The JP Fund invests in options contracts that are based on the value of JPM. This subjects the Fund to certain of the same risks as if it owned shares of JPM, even though it does not. By virtue of the Fund’s investments in options contracts that are based on the value of JPM, the Fund may also be subject to the following risks:

Indirect Investment in JPM Risk. JPM is not affiliated with the Trust, the Fund, the Adviser, or their respective affiliates and is not involved with this offering in any way and has no obligation to consider your Shares in taking any corporate actions that might affect the value of Shares. Investors in the Fund will not have voting rights and will not be able to influence management of JPM but will be exposed to the performance of JPM (the underlying stock). Investors in the Fund will not have rights to receive dividends or other distributions or any other rights with respect to the underlying stock but will be subject to declines in the performance of the underlying stock.

JPM Trading Risk. The trading price of JPM may be highly volatile and could continue to be subject to wide fluctuations in response to various factors. The stock market in general, and the market for technology companies in particular, has experienced extreme price and volume fluctuations that have often been unrelated or disproportionate to the operating performance of those companies. In particular, a large proportion of JPM may be traded by short sellers which may put pressure on the supply and demand for the common stock of JPM, further influencing volatility in its market price. Public perception and other factors outside of the control of JPM may additionally impact JPM’s stock price due to JPM garnering a disproportionate degree of public attention, regardless of actual operating performance. In addition, in the past, following periods of volatility in the overall market and the market price of a particular company’s securities, securities class action litigation has often been instituted against companies such as these. Moreover, stockholder litigation like this has been filed against JPM in the past. While JPM continues to defend such actions, any judgment against JPM, or any future stockholder litigation could result in substantial costs and a diversion of the management of JPM’s attention and resources. If JPM trading is halted, trading in Shares of the Fund may be impacted, either temporarily or indefinitely.

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JPM Performance Risk. JPM may fail to meet its publicly announced guidelines or other expectations about its business, which could cause the price of JPM to decline. JPM provides guidance regarding its expected financial and business performance, such as projections regarding sales and production, as well as anticipated future revenues, gross margins, profitability and cash flows. Correctly identifying key factors affecting business conditions and predicting future events is inherently an uncertain process, and the guidance JPM provides may not ultimately be accurate and has in the past been inaccurate in certain respects, such as the timing of new product manufacturing ramps. The guidance is based on certain assumptions such as those relating to global and local economic conditions, anticipated production and sales volumes (which generally are not linear throughout a given period), average sales prices, supplier and commodity costs, and planned cost reductions. If JPM’s guidance is not accurate or varies from actual results due to its inability to meet the assumptions or the impact on its financial performance that could occur as a result of various risks and uncertainties, the market value of common stock issued by JPM could decline significantly.

JPM’s accelerated computing platforms address four large markets: Gaming, Data Center, Professional Visualization, and Automotive. These markets experience rapid changes in technology, customer requirements, new product introductions and enhancements, and industry standards.

Banking Industry Risk. Banks depend upon being able to obtain funds at reasonable costs and upon liquidity in the capital and credit markets to finance their lending and other operations which makes banks sensitive to changes in money market and general economic conditions. When a bank’s borrowers have financial trouble, their failure to repay the bank will adversely affect the bank’s financial situation. Banks are also highly regulated. Decisions by regulators may limit the loans banks make and the interest rates and fees they charge, and may reduce a bank’s profitability. Banks may also be subject to severe price competition. Competition is high among banking companies and failure to maintain or increase market share may result in lost market value.

META Risk. The META Fund invests in options contracts that are based on the value of META. This subjects the Fund to certain of the same risks as if it owned shares of META, even though it does not. By virtue of the Fund’s investments in options contracts that are based on the value of META, the Fund may also be subject to the following risks:

Indirect Investment in META Risk. Meta Platforms, Inc. is not affiliated with the Trust, the Fund, the Adviser, or their respective affiliates and is not involved with this offering in any way and has no obligation to consider your Shares in taking any corporate actions that might affect the value of Shares. Investors in the Fund will not have voting rights and will not be able to influence management of the company but will be exposed to the performance of META (the underlying stock). Investors in the Fund will not have rights to receive dividends or other distributions or any other rights with respect to the underlying stock but will be subject to declines in the performance of the underlying stock.

META Trading Risk. The trading price of META may be highly volatile and could continue to be subject to wide fluctuations in response to various factors. The stock market in general, and the market for technology companies in particular, has experienced extreme price and volume fluctuations that have often been unrelated or disproportionate to the operating performance of those companies. In particular, a large proportion of META may be traded by short sellers which may put pressure on the supply and demand for the common stock of Meta Platforms, Inc., further influencing volatility in its market price. Public perception and other factors outside of the control of Meta Platforms, Inc. may additionally impact META’s stock price due to Meta Platforms, Inc. garnering a disproportionate degree of public attention, regardless of actual operating performance. In addition, in the past, following periods of volatility in the overall market and the market price of a particular company’s securities, securities class action litigation has often been instituted against companies such as these. Moreover, stockholder litigation like this has been filed against Meta Platforms, Inc. in the past. While Meta Platforms, Inc. continues to defend such actions, any judgment against Meta Platforms, Inc., or any future stockholder litigation could result in substantial costs and a diversion of the management of Meta Platforms, Inc.’s attention and resources. If META trading is halted, trading in Shares of the Fund may be impacted, either temporarily or indefinitely.

Meta Platforms, Inc. Performance Risk. Meta Platforms, Inc. may fail to meet its publicly announced guidelines or other expectations about its business, which could cause the price of META to decline. Meta Platforms, Inc. provides guidance regarding its expected financial and business performance, such as projections regarding sales and production, as well as anticipated future revenues, gross margins, profitability and cash flows. Correctly identifying key factors affecting business conditions and predicting future events is inherently an uncertain process, and the guidance Meta Platforms, Inc. provides may not ultimately be accurate and has in the past been inaccurate in certain respects, such as the timing of new product manufacturing ramps. The guidance is based on certain assumptions such as those relating to global and local economic conditions, anticipated production and sales volumes (which generally are not linear throughout a given period), average sales prices, supplier and commodity costs, and planned cost reductions. If Meta Platforms, Inc.’s guidance is not accurate or varies from actual results due to its inability to meet the assumptions or the impact on its financial performance that could occur as a result of various risks and uncertainties, the market value of common stock issued by Meta Platforms, Inc. could decline significantly.

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Communication Services Sector Risk. Communication services companies may be subject to specific risks associated with legislative or regulatory changes, adverse market conditions, intellectual property use and/or increased competition. Communication services companies are particularly vulnerable to rapid advancements in technology, the innovation of competitors, rapid product obsolescence and government regulation and competition, both domestically and internationally. Additionally, fluctuating domestic and international demand, shifting demographics and often unpredictable changes in consumer tastes can drastically affect a communication services company’s profitability. While all companies may be susceptible to network security breaches, certain communication services companies may be particular targets of hacking and potential theft of proprietary or consumer information or disruptions in service, which could have a material adverse effect on their businesses.

Interactive Media & Services Industry Risk. The success of the interactive media & services industry may be tied closely to the performance of the overall domestic and global economy, interest rates, competition and consumer confidence. Success depends heavily on disposable household income and consumer spending. Also, companies in the interactive media & services industry may be subject to severe competition, which may have an adverse impact on their respective profitability. Changes in demographics and consumer tastes can also affect the demand for, and success of, interactive media and services in the marketplace.

Call Strategy Risks. The path dependency (i.e., the continued use) of a Fund’s call writing strategy will impact the extent that a Fund participates in the positive price returns of the underlying stock and, in turn, the Fund’s returns, both during the term of the sold call options and over longer time periods. If, for example, each month the Fund were to sell 7% out-of-the-money call options having a one-month term, the Fund’s participation in the positive price returns of the underlying stock will be capped at 7% in any given month. However, over a longer period (e.g., 5 months), the Fund should not be expected to participate fully in the first 35% (i.e., 5 months x 7%) of the positive price returns of the underlying stock, or the Fund may even lose money, even if the underlying stock share price has appreciated by at least that much over such period, if during any month over that period the underlying stock had a return less than 7%. This example illustrates that both a Fund’s participation in the positive price returns of an underlying stock and its returns will depend not only on the price of the underlying stock but also on the path that such stock takes over time.

Additionally, when implementing the Covered Call Spread Strategy, the use of credit call spreads introduces further complexities and risks. While purchasing a higher-strike call option limits potential losses from the short call position, it also reduces the net premium received, which may result in lower overall returns compared to a stand-alone covered call strategy. If the price of the Underlying Security rises rapidly, the call spread may still cap upside participation, leading to missed profit opportunities. Furthermore, market conditions, such as mispricing between near-the-money and further out-of-the-money options, may impact the effectiveness of the strategy, potentially resulting in lower-than-expected returns or increased losses. The relative pricing of options at different strike levels can vary due to volatility shifts, liquidity constraints, or other market dynamics, adding an additional layer of uncertainty to the Fund’s performance under this strategy.

Counterparty Risk. Each Fund is subject to counterparty risk by virtue of its investments in options contracts. Transactions in some types of derivatives, including options, are required to be centrally cleared (“cleared derivatives”). In a transaction involving cleared derivatives, a Fund’s counterparty is a clearing house rather than a bank or broker. Since the Funds are not members of clearing houses and only members of a clearing house (“clearing members”) can participate directly in the clearing house, the Funds will hold cleared derivatives through accounts at clearing members. In cleared derivatives positions, a Fund will make payments (including margin payments) to and receive payments from a clearing house through their accounts at clearing members. Customer funds held at a clearing organization in connection with any options contracts are held in a commingled omnibus account and are not identified to the name of the clearing member’s individual customers. As a result, assets deposited by a Fund with any clearing member as margin for options may, in certain circumstances, be used to satisfy losses of other clients of a Fund’s clearing member. In addition, although clearing members guarantee performance of their clients’ obligations to the clearing house, there is a risk that the assets of a Fund might not be fully protected in the event of the clearing member’s bankruptcy, as a Fund would be limited to recovering only a pro rata share of all available funds segregated on behalf of the clearing member’s customers for the relevant account class. Each Fund is also subject to the risk that a limited number of clearing members are willing to transact on the Fund’s behalf, which heightens the risks associated with a clearing member’s default. This risk is greater for the Funds as they seek to hold options contracts on a single security, and not a broader range of options contracts, which may limit the number of clearing members that are willing to transact on the Funds’ behalf. If a clearing member defaults a Fund could lose some or all of the benefits of a transaction entered into by the Fund with the clearing member. If a Fund cannot find a clearing member to transact with on the Fund’s behalf, the Fund may be unable to effectively implement its investment strategy.

Derivatives Risk. The Funds’ derivative investments have risks, including the imperfect correlation between the value of such instruments and the underlying assets; the loss of principal, including the potential loss of amounts greater than the initial amount invested in the derivative instrument; the possible default of the other party to the transaction; and illiquidity of the derivative investments. Use of derivatives could also result in a loss if the counterparty to the transaction does not perform as promised, including because of such counterparty’s bankruptcy or insolvency. This risk may be greater during volatile market conditions. Other risks include the inability to close out a position because the trading market becomes illiquid (particularly in the OTC markets) or the availability of counterparties becomes limited for a period of time. In addition, the presence of speculators in a particular market could lead to price distortions.

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Certain of the Funds’ transactions in derivatives could also affect the amount, timing, and character of distributions to shareholders, which may result in a Fund realizing more short-term capital gain and ordinary income subject to tax at ordinary income tax rates than it would if it did not engage in such transactions, which may adversely impact such Fund’s after-tax returns.

In addition, each Fund’s investments in derivatives are subject to the following risks:

Options Contracts. The use of options contracts involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, including the anticipated volatility, which are affected by fiscal and monetary policies and by national and international political, changes in the actual or implied volatility or the reference asset, the time remaining until the expiration of the option contract and economic events. For each of the Funds, the value of the options contracts in which the Fund invests are substantially influenced by the value of the applicable underlying stock. The Funds may experience substantial downside from specific option positions and certain option positions held by a Fund may expire worthless. The options held by the Funds are exercisable at the strike price on their expiration date. As an option approaches its expiration date, its value typically increasingly moves with the value of the underlying instrument. However, prior to such date, the value of an option generally does not increase or decrease at the same rate at the underlying instrument. There may at times be an imperfect correlation between the movement in the values of options contracts and the reference asset, and there may at times not be a liquid secondary market for certain options contracts. The value of the options held by the Funds will be determined based on market quotations or other recognized pricing methods. Additionally, as each Fund intends to continuously maintain indirect exposure to the applicable underlying stock through the use of options contracts, as the options contracts it holds are exercised or expire it will enter into new options contracts, a practice referred to as “rolling.” If the expiring options contracts do not generate proceeds enough to cover the cost of entering into new options contracts, a Fund may experience losses.

Distribution Risk. The Funds seek to provide weekly cash distributions. There is no assurance that the Funds will make a distribution in any given week. If a Fund makes distributions, the amounts of such distributions will likely vary greatly from one distribution to the next. Additionally, the weekly distributions, if any, may consist of returns of capital, which would decrease the Fund’s NAV and trading price over time. As a result, an investor may suffer significant losses to their investment. In addition, while the underlying stock may pay dividends, the Fund’s returns will not include any dividends paid by the underlying stock, and any income generated by the Fund may be less than the income generated by a direct investment in the underlying stock.

Economic and Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in the Fund’s portfolio may underperform in comparison to securities in the general financial markets, a particular financial market, or other asset classes, due to a number of factors, including inflation (or expectations for inflation), deflation (or expectations for deflation), interest rates, global demand for particular products or resources, market instability, financial system instability, debt crises and downgrades, embargoes, tariffs, sanctions and other trade barriers, regulatory events, other governmental trade or market control programs and related geopolitical events. In addition, the value of the Fund’s investments may be negatively affected by the occurrence of global events such as war, terrorism, environmental disasters, natural disasters or events, country instability, and infectious disease epidemics or pandemics. The imposition by the U.S. of tariffs on goods imported from foreign countries and reciprocal tariffs levied on U.S. goods by those countries also may lead to volatility and instability in domestic and foreign markets.

ETF Risk.

Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Funds have a limited number of financial institutions that are authorized to purchase and redeem Shares directly from the Fund (known as “Authorized Participants” or “APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services; or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

Cash Redemption Risk. Each Fund’s investment strategy may require it to redeem Shares for cash or to otherwise include cash as part of its redemption proceeds. For example, a Fund may not be able to redeem in-kind certain securities held by the Fund (e.g., derivative instruments). In such a case, a Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause a Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, a Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used. By paying out higher annual capital gain distributions, investors may be subjected to increased capital gains taxes. Additionally, there may be brokerage costs or taxable gains or losses that may be imposed on a Fund in connection with a cash redemption that may not have occurred if the Fund had made a redemption in-kind. These costs could decrease the value of a Fund to the extent they are not offset by a transaction fee payable by an AP.

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Costs of Buying or Selling Shares. Buying or selling Shares involves certain costs, including brokerage commissions, other charges imposed by brokers, and bid-ask spreads. The bid-ask spread represents the difference between the price at which an investor is willing to buy Shares and the price at which an investor is willing to sell Shares. The spread varies over time based on the Shares’ trading volume and market liquidity. The spread is generally lower if Shares have more trading volume and market liquidity and higher if Shares have little trading volume and market liquidity. Due to the costs of buying or selling Shares, frequent trading of Shares may reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

Management Risk. The Fund is subject to management risk because it is an actively managed portfolio. In managing the Fund’s investment portfolio, the portfolio managers will apply investment techniques and risk analyses that may not produce the desired result. There can be no guarantee that the Fund will meet its investment objective.

Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant.

Trading. Although Shares are listed on a national securities exchange, such as the Exchange, and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that an active trading market for the Shares will develop or be maintained or that the Shares will trade with any volume, or at all, on any stock exchange. This risk may be greater for the Funds as they seek to have exposure to a single underlying stock as opposed to a more diverse portfolio like a traditional pooled investment. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of a Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares. Shares trade on the Exchange at market price that may be below, at or above a Fund’s NAV. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. In addition, trading in Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange “circuit breaker” rules. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of a Fund will continue to be met or will remain unchanged. In the event of an unscheduled market close for options contracts that reference a single stock, such as the Underlying Issuers’ securities being halted or a market wide closure, settlement prices will be determined by the procedures of the listing exchange of the options contracts. As a result, a Fund could be adversely affected and be unable to implement its investment strategies in the event of an unscheduled closing.

High Portfolio Turnover Risk. The Funds may actively and frequently trade all or a significant portion of the securities in its portfolio. A high portfolio turnover rate increases transaction costs, which may increase a Fund’s expenses. Frequent trading may also cause adverse tax consequences for investors in the Funds due to an increase in short-term capital gains.

Inflation Risk. Inflation risk is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the present value of the Fund’s assets and distributions, if any, may decline.

Liquidity Risk. Some securities held by the Funds, including options contracts, may be difficult to sell or be illiquid, particularly during times of market turmoil. This risk is greater to the Funds as they will hold options contracts on a single security, and not a broader range of options contracts. Markets for securities or financial instruments could be disrupted by a number of events, including, but not limited to, an economic crisis, natural disasters, epidemics/pandemics, new legislation or regulatory changes inside or outside the United States. Illiquid securities may be difficult to value, especially in changing or volatile markets. If a Fund is forced to sell an illiquid security at an unfavorable time or price, such Fund may be adversely impacted. Certain market conditions or restrictions, such as market rules related to short sales, may prevent a Fund from limiting losses, realizing gains or achieving a high correlation with the applicable Underlying Issuer. There is no assurance that a security that is deemed liquid when purchased will continue to be liquid. Market illiquidity may cause losses for the Funds.

Money Market Instrument Risk. The Funds may use a variety of money market instruments for cash management purposes, including money market funds, depositary accounts and repurchase agreements. Repurchase agreements are contracts in which a seller of securities agrees to buy the securities back at a specified time and price. Repurchase agreements may be subject to market and credit risk related to the collateral securing the repurchase agreement. Money market instruments, including money market funds, may lose money through fees or other means.

NAV Erosion Risk Due to Distributions. If a Fund makes a distribution, the Fund’s NAV will typically drop by the amount of the distribution on the related ex-dividend date. The repeated payment of distributions, if any, by a Fund may significantly erode the Fund’s NAV and trading price over time. As a result, an investor may suffer significant losses to their investment.

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New/Newer Fund Risk (ABNB Fund, ADBE Fund, BA Fund, BIIB Fund, BRK.B Fund, and INTC Fund). Each Fund is recently organized with either a limited or no operating history. As a result, prospective investors have either a limited or no track record on which to base their investment decisions. There can be no assurance that a Fund will grow to or maintain an economically viable size.

Non-Diversification Risk. Because each Fund is “non-diversified,” a Fund may invest a greater percentage of its assets in the securities of a single issuer or a smaller number of issuers than if it was a diversified fund. As a result, a decline in the value of an investment in a single issuer or a smaller number of issuers could cause a Fund’s overall value to decline to a greater degree than if such Fund held a more diversified portfolio. This may increase the Fund’s volatility and cause the performance of a relatively smaller number of issuers have a greater impact on such Fund’s performance.

Operational Risk. Each Fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of the Funds’ service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. Each Fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect a Fund’s ability to meet its investment objective. Although the Funds and the Funds’ investment advisor seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

Price Participation Risk. Each Fund employs an investment strategy that includes the sale of call option contracts, which limits the degree to which such Fund will participate in increases in value experienced by the applicable Underlying Issuer over the Call Period. This means that if the Underlying Issuer experiences an increase in value above the strike price of the sold call options during a Call Period, the applicable Fund will likely not experience that increase to the same extent and may significantly underperform such Underlying Issuer over the Call Period. Additionally, because each Fund is limited in the degree to which it will participate in increases in value experienced by the Underlying Issuer over each Call Period but has full exposure to any decreases in value experienced by the Underlying Issuer over the Call Period, the NAV of the Fund may decrease over any given time period. Each Fund’s NAV is dependent on the value of each options portfolio, which is based principally upon the performance of the Underlying Issuer. The degree of participation in Underlying Issuer gains a Fund will experience will depend on prevailing market conditions, especially market volatility, at the time such Fund enters into the sold call option contracts and will vary from Call Period to Call Period. The value of the options contracts is affected by changes in the value and dividend rates of the Underlying Issuer, changes in interest rates, changes in the actual or perceived volatility of the Underlying Issuer and the remaining time to the options’ expiration, as well as trading conditions in the options market. As the price of the Underlying Issuer changes and time moves towards the expiration of each Call Period, the value of the options contracts, and therefore a Fund’s NAV, will change. However, it is not expected for a Fund’s NAV to directly correlate on a day-to-day basis with the returns of the Underlying Issuer. The amount of time remaining until the option contract’s expiration date affects the impact of the potential options premiums on a Fund’s NAV, which may not be in full effect until the expiration date of the Fund’s options contracts. Therefore, while changes in the price of the Underlying Issuer will result in changes to a Fund’s NAV, the Funds generally anticipate that the rate of change in a Fund’s NAV will be different than that experienced by the Underlying Issuer.

Single Issuer Risk. Issuer-specific attributes may cause an investment in a Fund to be more volatile than a traditional pooled investment which diversifies risk or the market generally. The value of the Fund, which focuses an individual security (the underlying stock), may be more volatile than a traditional pooled investment or the market as a whole and may perform differently from the value of a traditional pooled investment or the market as a whole.

Tax Risk. The Funds intend to elect and to qualify each year to be treated as a RIC under Subchapter M of the Code. As a RIC, each Fund will not be subject to U.S. federal income tax on the portion of its net investment income and net capital gain that it distributes to Shareholders, provided that it satisfies certain requirements of the Code. If a Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund’s taxable income will be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. To comply with the asset diversification test applicable to a RIC, each Fund will attempt to ensure that the value of options it holds is never 25% of the total value of Fund assets at the close of any quarter. In particular, in combination with each Fund’s use of a “synthetic” strategy (i.e., purchasing exposure to the underlying stock through a combination of put and call options), each Fund maintains a portfolio of treasury securities, which are expected to enable the Fund to meet the diversification requirements. If a Fund’s investments in options were to exceed 25% of the Fund’s total assets at the end of a tax quarter, the Fund, generally, has a grace period to cure such lack of compliance. If a Fund fails to timely cure, it may no longer be eligible to be treated as a RIC.

U.S. Government and U.S. Agency Obligations Risk. The Funds may invest in securities issued by the U.S. government or its agencies or instrumentalities. U.S. Government obligations include securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, such as the U.S. Treasury. Payment of principal and interest on U.S. Government obligations may be backed by the full faith and credit of the United States or may be backed solely by the issuing or guaranteeing agency or instrumentality itself. In the latter case, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, which agency or instrumentality may be privately owned. There can be no assurance that the U.S. Government would provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) where it is not obligated to do so.

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PORTFOLIO HOLDINGS

Information about each Fund’s daily portfolio holdings is available on the Funds’ website at www.yieldmaxetfs.com.

A complete description of each Fund’s policies and procedures with respect to the disclosure of a Fund’s portfolio holdings is available in the Fund’s SAI.

MANAGEMENT

Investment Adviser

Tidal Investments LLC (“Tidal” or the “Adviser”), located at 234 West Florida Street, Suite 700, Milwaukee, Wisconsin 53204, is an SEC registered investment adviser and a Delaware limited liability company. Tidal was founded in March 2012 and is dedicated to understanding, researching and managing assets within the expanding ETF universe. As of January 31, 2026, Tidal had assets under management of approximately $50.52 billion and served as the investment adviser or sub-adviser for 343 registered funds.

Tidal serves as investment adviser to the Funds and has overall responsibility for the general management and administration of the Funds pursuant to an investment advisory agreement with the Trust, on behalf of each Fund (the “Advisory Agreement”). The Adviser is responsible for trading portfolio securities for each Fund, including selecting broker-dealers to execute purchase and sale transactions. The Adviser also arranges for transfer agency, custody, fund administration, and all other related services necessary for the Fund to operate. For the services provided to the Funds, each Fund pays the Adviser a unified management fee of 0.99%, which is calculated daily and paid monthly, at an annual rate based on such Fund’s average daily net assets.

Under the Advisory Agreement, in exchange for a single unitary management fee from the Fund, the Adviser has agreed to pay all expenses incurred by such Fund, excluding advisory fees, interest charges on any borrowings made for investment purposes, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act, and litigation expenses and other non-routine or extraordinary expenses (collectively, the “Excluded Expenses”).

Advisory Agreement

A discussion regarding the basis for the Board’s most recent approval of a Fund Advisory Agreement is available in the October 31, 2025 Certified Shareholder Report on Form N-CSR.

Portfolio Managers

The following individuals (each, a “Portfolio Manager”) serve as portfolio managers of each Fund.

Jay Pestrichelli, Portfolio Manager for the Adviser

Mr. Pestrichelli joined the Adviser in 2025 and is Chief Trading Officer of the Adviser’s ETF Trading and Portfolio Management team. Mr. Pestrichelli has over 30 years of experience in the financial markets. Prior to joining the Adviser, Mr. Pestrichelli co-founded ZEGA Financial, LLC (“ZEGA”) where he led the development and execution of ZEGA’s investment strategies since its inception in 2011. He is also the author of the best-selling book “Buy & Hedge: The Five Iron Rules for Investing Over the Long Term.” Prior to founding ZEGA, Mr. Pestrichelli spent 12 years managing and growing the online trading business for TD Ameritrade from 1999 to 2010. Mr. Pestrichelli has a Bachelor degree in Behavioral Science from Concordia College.

Scott Snyder, Portfolio Manager for the Adviser

Mr. Snyder joined the firm in 2025 as SVP of Trading. Mr. Snyder has over 40 years of experience in the financial markets and more specifically in the options market. Mr. Snyder led the trading team at ZEGA before joining Tidal. He started his career in 1983 and for 20 years was an independent market maker on the floor of the CBOE. In 2003 Mr. Snyder joined thinkorswim as Chief Options Strategist for a subsidiary of thinkorswim advisors. Mr. Snyder then helped lead the RIA trading, execution platform support and option education business for TD Ameritrade and then Schwab from 2009-2024.

Matt Brandt, Portfolio Manager for the Adviser

Mr. Brandt serves as Portfolio Manager for the Adviser, having joined the firm in 2025. Mr. Brandt has 20 years of experience in the financial markets working in Trading, Derivative Risk Management, and Enterprise Risk for TD Ameritrade and Charles Schwab where he helped create a robust trading risk management program. Mr. Brandt joined ZEGA in 2024 prior to joining the Adviser. His education includes a Bachelor's degree in Economics and Mathematics from the University of Nebraska-Lincoln and continuing education in the Mechanics of Risk Management from Middlesex University.

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The Funds’ SAI provides additional information about each portfolio manager’s compensation structure, other accounts that each portfolio manager manages, and each portfolio manager’s ownership of Shares.

Fund Supporters

The Adviser, Tidal ETF Services LLC, ZEGA, Lucania Investments LLC (“Lucania”), and Level ETF Ventures LLC (“Level,” and together with the Adviser, ZEGA and Lucania, the “Supporters” and each a “Supporter”) have entered into a fund support agreement pursuant to which each Supporter has agreed to provide financial support (as described below) to the Funds. Every month, the unitary management fees for each Fund are calculated and paid to the Adviser, and the Adviser retains a portion of the unitary management fees from each Fund. In return for its financial support for the Funds, the Adviser has agreed to pay each Supporter a portion of any remaining profits generated by the unitary management fees for the Funds. If the aggregate amount of the unitary management fees for the Funds exceeds the aggregate of the Funds’ operating expenses and the Adviser-retained amounts, that excess amount is considered “remaining profit.” In that case, the Adviser will pay a portion of the remaining profits to the Supporters. Further, if the aggregate amount of the unitary management fees for the Funds is less than the aggregate of Funds’ operating expenses and the Adviser-retained amounts, each Supporter is obligated to reimburse the Adviser for a portion of the shortfall.

HOW TO BUY AND SELL SHARES

Each Fund issues and redeems Shares only in Creation Units at the NAV per share next determined after receipt of an order from an AP. Only APs may acquire Shares directly from a Fund, and only APs may tender their Shares for redemption directly to the Funds, at NAV. APs must be a member or participant of a clearing agency registered with the SEC and must execute a Participant Agreement that has been agreed to by the Distributor (defined below), and that has been accepted by a Fund’s transfer agent, with respect to purchases and redemptions of Creation Units. Once created, Shares trade in the secondary market in quantities less than a Creation Unit.

In order to purchase Creation Units of a Fund, an AP must generally deposit a designated portfolio of equity securities (the “Deposit Securities”) and/or a designated amount of U.S. cash. Purchases and redemptions of Creation Units primarily with cash, rather than through in-kind delivery of portfolio securities, may cause the Funds to incur certain costs. These costs could include brokerage costs or taxable gains or losses that it might not have incurred if it had made redemption in-kind. These costs could be imposed on a Fund, and thus decrease the Fund’s NAV, to the extent that the costs are not offset by a transaction fee payable by an AP. Most investors buy and sell Shares in secondary market transactions through brokers. Individual Shares are listed for trading on the secondary market on the Exchange and can be bought and sold throughout the trading day like other publicly traded securities.

When buying or selling Shares through a broker, you will incur customary brokerage commissions and charges, and you may pay some or all of the spread between the bid and the offer price in the secondary market on each leg of a round trip (purchase and sale) transaction. In addition, because secondary market transactions occur at market prices, you may pay more than NAV when you buy Shares, and receive less than NAV when you sell those Shares.

Book Entry

Shares are held in book-entry form, which means that no stock certificates are issued. The Depository Trust Company (“DTC”) or its nominee is the record owner of all outstanding Shares.

Investors owning Shares are beneficial owners as shown on the records of DTC or its participants. DTC serves as the securities depository for all Shares. DTC’s participants include securities brokers and dealers, banks, trust companies, clearing corporations and other institutions that directly or indirectly maintain a custodial relationship with DTC. As a beneficial owner of Shares, you are not entitled to receive physical delivery of stock certificates or to have Shares registered in your name, and you are not considered a registered owner of Shares. Therefore, to exercise any right as an owner of Shares, you must rely upon the procedures of DTC and its participants. These procedures are the same as those that apply to any other securities that you hold in book-entry or “street name” through your brokerage account.

Frequent Purchases and Redemptions of Shares

None of the Funds imposes any restrictions on the frequency of purchases and redemptions of Shares. In determining not to approve a written, established policy, the Board evaluated the risks of market timing activities by a Fund’s shareholders. Purchases and redemptions by APs, who are the only parties that may purchase or redeem Shares directly with a Fund, are an essential part of the ETF process and help keep Share trading prices in line with the NAV. As such, the Funds accommodate frequent purchases and redemptions by APs. However, the Board has also determined that frequent purchases and redemptions for cash may increase tracking error and portfolio transaction costs and may lead to the realization of capital gains. To minimize these potential consequences of frequent purchases and redemptions, each Fund employs fair value pricing and may impose transaction fees on purchases and redemptions of Creation Units to cover the custodial and other costs incurred by such Fund in effecting trades. In addition, the Funds and the Adviser reserve the right to reject any purchase order at any time.

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Determination of Net Asset Value

Each Fund’s NAV is calculated as of the scheduled close of regular trading on the New York Stock Exchange (“NYSE”), generally 4:00 p.m. Eastern Time, each day the NYSE is open for regular business. The NAV for the Funds is calculated by dividing such Fund’s net assets by its Shares outstanding.

In calculating its NAV, each Fund generally value its assets on the basis of market quotations, last sale prices, or estimates of value furnished by a pricing service or brokers who make markets in such instruments. If such information is not available for a security held by a Fund or is determined to be unreliable, the security will be valued at fair value estimates under guidelines established by the Adviser (as described below).

Each Fund values exchange-traded options at the composite mean price, calculated as the average of the highest bid and lowest ask prices across the exchanges on which the option is principally traded.

Fair Value Pricing

The Board has designated the Adviser as the “valuation designee” for the Fund under Rule 2a-5 of the 1940 Act, subject to its oversight. The Adviser has adopted procedures and methodologies, which have been approved by the Board, to fair value Fund investments whose market prices are not “readily available” or are deemed to be unreliable. For example, such circumstances may arise when: (i) an investment has been delisted or has had its trading halted or suspended; (ii) an investment’s primary pricing source is unable or unwilling to provide a price; (iii) an investment’s primary trading market is closed during regular market hours; or (iv) an investment’s value is materially affected by events occurring after the close of the investment’s primary trading market. Generally, when fair valuing an investment, the Adviser will take into account all reasonably available information that may be relevant to a particular valuation including, but not limited to, fundamental analytical data regarding the issuer, information relating to the issuer’s business, recent trades or offers of the investment, general and/or specific market conditions, and the specific facts giving rise to the need to fair value the investment. Fair value determinations are made in good faith and in accordance with the fair value methodologies included in the Adviser-adopted valuation procedures. The Adviser will fair value Fund investments whose market prices are not “readily available” or are deemed to be unreliable. Due to the subjective and variable nature of fair value pricing, there can be no assurance that the Adviser will be able to obtain the fair value assigned to the investment upon the sale of such investment.

Delivery of Shareholder Documents – Householding

Householding is an option available to certain investors of the Funds. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Funds is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

DIVIDENDS, DISTRIBUTIONS, AND TAXES

Dividends and Distributions

Each Fund intends to pay out dividends and interest income, if any, weekly, and distribute any net realized capital gains to its shareholders at least annually.

The Funds will declare and pay income and capital gain distributions, if any, in cash. Distributions in cash may be reinvested automatically in additional whole Shares only if the broker through whom you purchased Shares makes such option available. Your broker is responsible for distributing the income and capital gain distributions to you.

Taxes

The following discussion is a summary of some important U.S. federal income tax considerations generally applicable to investments in the Funds. Your investment in a Fund may have other tax implications. Please consult your tax advisor about the tax consequences of an investment in Shares, including the possible application of foreign, state, and local tax laws.

Each Fund intends to qualify each year for treatment as a regulated investment company (a “RIC”) under the Internal Revenue Code of 1986, as amended (the “Code”). If it meets certain minimum distribution requirements, a RIC is not subject to tax at the fund level on income and gains from investments that are timely distributed to shareholders. However, a Fund’s failure to qualify as a RIC or to meet minimum distribution requirements would result (if certain relief provisions were not available) in fund-level taxation and, consequently, a reduction in income available for distribution to shareholders.

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Unless your investment in Shares is made through a tax-exempt entity or tax-advantaged account, such as an IRA plan, you need to be aware of the possible tax consequences when a Fund makes distributions, when you sell your Shares listed on the Exchange, and when you purchase or redeem Creation Units (institutional investors only).

The following general discussion of certain U.S. federal income tax consequences is based on provisions of the Code and the regulations issued thereunder as in effect on the date of this Prospectus. New legislation, as well as administrative changes or court decisions, may significantly change the conclusions expressed herein, and may have a retroactive effect with respect to the transactions contemplated herein.

Taxes on Distributions. For federal income tax purposes, distributions of net investment income are generally taxable as ordinary income or qualified dividend income. Taxes on distributions of net capital gains (if any) are determined by how long the Fund owned the investments that generated them, rather than how long a shareholder has owned their Shares. Sales of assets held by a Fund for more than one year generally result in long-term capital gains and losses, and sales of assets held by such Fund for one year or less generally result in short-term capital gains and losses. Distributions of a Fund’s net capital gain (the excess of net long-term capital gains over net short-term capital losses) that are reported by such Fund as capital gain dividends (“Capital Gain Dividends”) will be taxable as long-term capital gains. Distributions of short-term capital gain will generally be taxable as ordinary income. Dividends and distributions are generally taxable to you whether you receive them in cash or reinvest them in additional Shares.

Distributions reported by a Fund as “qualified dividend income” are generally taxed to non-corporate shareholders at rates applicable to long-term capital gains, provided certain holding period and other requirements are met. “Qualified dividend income” generally is income derived from dividends paid by U.S. corporations or certain foreign corporations that are either incorporated in a U.S. possession or eligible for tax benefits under certain U.S. income tax treaties. In addition, dividends that a Fund receives in respect of stock of certain foreign corporations may be qualified dividend income if that stock is readily tradable on an established U.S. securities market. Corporate shareholders may be entitled to a dividends-received deduction for the portion of dividends they receive from a Fund that are attributable to dividends received by such Fund from U.S. corporations, subject to certain limitations. Given the investment strategies of the Funds, it is unlikely that any dividends paid by a fund will be qualified dividends or be eligible for the corporate dividends paid deduction.

Shortly after the close of each calendar year, you will be informed of the character of any distributions received from a Fund.

In addition to the federal income tax, certain individuals, trusts, and estates may be subject to a Net Investment Income (“NII”) tax of 3.8%. The NII tax is imposed on the lesser of: (i) a taxpayer’s investment income, net of deductions properly allocable to such income; or (ii) the amount by which such taxpayer’s modified adjusted gross income exceeds certain thresholds ($250,000 for married individuals filing jointly, $200,000 for unmarried individuals and $125,000 for married individuals filing separately). Each Fund’s distributions are includable in a shareholder’s investment income for purposes of this NII tax. In addition, any capital gain realized by a shareholder upon a sale or redemption of shares of a Fund is includable in such shareholder’s investment income for purposes of this NII tax.

In general, your distributions are subject to federal income tax for the year in which they are paid. Certain distributions paid in January, however, may be treated as paid on December 31 of the prior year. Distributions are generally taxable even if they are paid from income or gains earned by a Fund before your investment (and thus were included in the Shares’ NAV when you purchased your Shares).

You may wish to avoid investing in a Fund shortly before a dividend or other distribution, because such a distribution will generally be taxable even though it may economically represent a return of a portion of your investment.

If you are neither a resident nor a citizen of the United States or if you are a foreign entity, distributions (other than Capital Gain Dividends) paid to you by a Fund will generally be subject to a U.S. withholding tax at the rate of 30%, unless a lower treaty rate applies. The Funds may, under certain circumstances, report all or a portion of a dividend as an “interest-related dividend” or a “short-term capital gain dividend,” which would generally be exempt from this 30% U.S. withholding tax, provided certain other requirements are met.

Under the Foreign Account Tax Compliance Act (“FATCA”), the Funds may be required to withhold a generally nonrefundable 30% tax on distributions of net taxable income paid to (A) certain “foreign financial institutions” unless such foreign financial institution agrees to verify, monitor, and report to the Internal Revenue Service (“IRS”) the identity of certain of its account-holders, among other items (or unless such entity is otherwise deemed compliant under the terms of an intergovernmental agreement between the United States and the foreign financial institution’s country of residence), and (B) certain “non-financial foreign entities” unless such entity certifies to the Fund that it does not have any substantial U.S. owners or provides the name, address, and taxpayer identification number of each substantial U.S. owner, among other items. This FATCA withholding tax could also affect a Fund’s return on its investments in foreign securities or affect a shareholder’s return if the shareholder holds its Fund shares through a foreign intermediary. You are urged to consult your tax adviser regarding the application of this FATCA withholding tax to your investment in a Fund and the potential certification, compliance, due diligence, reporting, and withholding obligations to which you may become subject in order to avoid this withholding tax.

Each Fund (or a financial intermediary, such as a broker, through which a shareholder owns Shares) generally is required to withhold and remit to the U.S. Treasury a percentage of the taxable distributions and sale or redemption proceeds paid to any shareholder who fails to properly furnish a correct taxpayer identification number, who has underreported dividend or interest income, or who fails to certify that they are not subject to such withholding.

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Taxes When Shares are Sold on the Exchange

Any capital gain or loss realized upon a sale of Shares generally is treated as a long-term capital gain or loss if Shares have been held for more than one year and as a short-term capital gain or loss if Shares have been held for one year or less. However, any capital loss on a sale of Shares held for six months or less is treated as long-term capital loss to the extent of Capital Gain Dividends paid with respect to such Shares. Any loss realized on a sale will be disallowed to the extent Shares of a Fund are acquired, including through reinvestment of dividends, within a 61-day period beginning 30 days before and ending 30 days after the sale of substantially identical Shares.

Taxes on Purchases and Redemptions of Creation Units

An AP having the U.S. dollar as its functional currency for U.S. federal income tax purposes who exchanges securities for Creation Units generally recognizes a gain or a loss. The gain or loss will be equal to the difference between the value of the Creation Units at the time of the exchange and the exchanging AP’s aggregate basis in the securities delivered plus the amount of any cash paid for the Creation Units. An AP who exchanges Creation Units for securities will generally recognize a gain or loss equal to the difference between the exchanging AP’s basis in the Creation Units and the aggregate U.S. dollar market value of the securities received, plus any cash received for such Creation Units. The IRS may assert, however, that a loss that is realized upon an exchange of securities for Creation Units may not be currently deducted under the rules governing “wash sales” (for an AP who does not mark-to-market their holdings) or on the basis that there has been no significant change in economic position. Persons exchanging securities should consult their own tax advisor with respect to whether wash sale rules apply and when a loss might be deductible.

Any capital gain or loss realized upon redemption of Creation Units is generally treated as long-term capital gain or loss if Shares comprising the Creation Units have been held for more than one year and as a short-term capital gain or loss if such Shares have been held for one year or less.

The Funds may include a payment of cash in addition to, or in place of, the delivery of a basket of securities upon the redemption of Creation Units. The Funds may sell portfolio securities to obtain the cash needed to distribute redemption proceeds. This may cause the Funds to recognize investment income and/or capital gains or losses that it might not have recognized if it had completely satisfied the redemption in-kind. As a result, the Funds may be less tax efficient if it includes such a cash payment in the proceeds paid upon the redemption of Creation Units.

Important Tax Considerations When Purchasing Fund Shares

If you are investing through a taxable account, you should carefully consider the timing of your investment relative to a Fund’s distribution schedule. Purchasing Fund shares shortly before a distribution may increase your tax liability, a situation commonly referred to as “buying a dividend.”

When a Fund makes a distribution, its share price typically drops by an amount roughly equal to the distribution. As a hypothetical example, if you invest $5,000 to purchase 250 shares at $20 per share on December 15, and the Fund pays a $1 per share distribution on December 16, the share price would adjust to $19 (ignoring market fluctuations). Although your total investment value remains $5,000 (250 shares × $19 in share value plus 250 shares × $1 distribution), you would owe taxes on the $250 distribution, even if you reinvest the distribution rather than receiving it in cash.

Distributions are taxable to shareholders even if they are paid from income or gains realized by a Fund before you invested, and even if they were reflected in the purchase price of the shares. Consequently, you may incur taxes on income or gains that accrued before your investment, without corresponding benefit.

Unless you are investing through a tax-advantaged account, such as an IRA or an employer-sponsored retirement plan, you may wish to avoid purchasing Fund shares shortly before a distribution. You can minimize the potential tax impact by reviewing the relevant Fund’s distribution schedule prior to investing. Information about a Fund's distribution schedule can be found on the Funds' website at www. yieldmaxetfs.com.

The foregoing discussion summarizes some of the possible consequences under current federal tax law of an investment in the Funds. It is not a substitute for personal tax advice. You also may be subject to foreign, state and local tax on Fund distributions and sales of Shares. Consult your personal tax advisor about the potential tax consequences of an investment in Shares under all applicable tax laws. For more information, please see the section entitled “Federal Income Taxes” in the SAI.

 202

DISTRIBUTION

Foreside Fund Services, LLC, a wholly owned subsidiary of Foreside Financial Group (dba ACA Group) (the “Distributor”), the Funds’ distributor, is a broker-dealer registered with the SEC. The Distributor distributes Creation Units for the Fund on an agency basis and does not maintain a secondary market in Shares. The Distributor has no role in determining the policies of the Funds or the securities that are purchased or sold by the Funds. The Distributor’s principal address is 190 Middle Street, Suite 301, Portland, Maine 04101.

The Board has adopted a Distribution (Rule 12b-1) Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Plan, the Funds are authorized to pay an amount up to 0.25% of its average daily net assets each year to pay distribution fees for the sale and distribution of its Shares.

No Rule 12b-1 fees are currently paid by the Funds, and there are no plans to impose these fees. However, in the event Rule 12b-1 fees are charged in the future, because the fees are paid out of assets of the respective Fund on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than certain other types of sales charges.

PREMIUM/DISCOUNT INFORMATION

Information regarding how often Shares of the Funds traded on the Exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of such Fund can be found on the Funds’ website at www.yieldmaxetfs.com

ADDITIONAL NOTICES

Shares are not sponsored, endorsed, or promoted by the Exchange. The Exchange is not responsible for, nor has it participated in the determination of, the timing, prices, or quantities of Shares to be issued, nor in the determination or calculation of the equation by which Shares are redeemable. The Exchange has no obligation or liability to owners of Shares in connection with the administration, marketing, or trading of Shares.

Without limiting any of the foregoing, in no event shall the Exchange have any liability for any lost profits or indirect, punitive, special, or consequential damages even if notified of the possibility thereof.

The Adviser, ZEGA, Lucania, Level, and the Funds make no representation or warranty, express or implied, to the owners of Shares or any member of the public regarding the advisability of investing in securities generally or in any Fund particularly.

The Third Amended and Restated Declaration of Trust (“Declaration of Trust”) provides a detailed process for the bringing of derivative or direct actions by shareholders in order to permit legitimate inquiries and claims while avoiding the time, expense, distraction, and other harm that can be caused to a Fund or its shareholders as a result of spurious shareholder demands and derivative actions. Prior to bringing a derivative action, a demand by three unrelated shareholders must first be made on a Fund’s Trustees. The Declaration of Trust details various information, certifications, undertakings and acknowledgments that must be included in the demand. Following receipt of the demand, the trustees have a period of 90 days, which may be extended by an additional 60 days, to consider the demand. If a majority of the Trustees who are considered independent for the purposes of considering the demand determine that maintaining the suit would not be in the best interests of the Fund, the Trustees are required to reject the demand and the complaining shareholders may not proceed with the derivative action unless the shareholders are able to sustain the burden of proof to a court that the decision of the Trustees not to pursue the requested action was not a good faith exercise of their business judgment on behalf of the Fund. The Declaration of Trust further provides that shareholders owning Shares representing no less than a majority of a Fund’s outstanding shares must join in bringing the derivative action. If a demand is rejected, the complaining shareholders will be responsible for the costs and expenses (including attorneys’ fees) incurred by the Fund in connection with the consideration of the demand, if a court determines that the demand was made without reasonable cause or for an improper purpose. If a derivative action is brought in violation of the Declaration of Trust, the shareholders bringing the action may be responsible for the Fund’s costs, including attorneys’ fees, if a court determines that the action was brought without reasonable cause or for an improper purpose. The Declaration of Trust provides that no shareholder may bring a direct action claiming injury as a shareholder of the Trust, or any Fund, where the matters alleged (if true) would give rise to a claim by the Trust or by the Trust on behalf of a Fund, unless the shareholder has suffered an injury distinct from that suffered by the shareholders of the Trust, or the Fund, generally. Under the Declaration of Trust, a shareholder bringing a direct claim must be a shareholder of the Fund with respect to which the direct action is brought at the time of the injury complained of or have acquired the shares afterwards by operation of law from a person who was a shareholder at that time. The Declaration of Trust further provides that a Fund shall be responsible for payment of attorneys’ fees and legal expenses incurred by a complaining shareholder only if required by law, and any attorneys’ fees that the Fund is obligated to pay shall be calculated using reasonable hourly rates. These provisions do not apply to claims brought under the federal securities laws.

The Declaration of Trust also requires that actions by shareholders against a Fund be brought exclusively in a federal or state court located within the State of Delaware. This provision will not apply to claims brought under the federal securities laws. Limiting shareholders’ ability to bring actions only in courts located in Delaware may cause shareholders economic hardship to litigate the action in those courts, including paying for traveling expenses of witnesses and counsel, requiring retaining local counsel, and may limit shareholders’ ability to bring a claim in a judicial forum that shareholders find favorable for disputes, which may discourage such actions.

 203

UNDERLYING ISSUER INFORMATION

Information provided to or filed with the SEC by each Underlying Issuer pursuant to the Exchange Act, including the financial statements of each Underlying Issuer in its Form 10-K, can be located by reference to the SEC file number noted below through the SEC’s website at www.sec.gov:

Ticker	Name	SEC File Number
AAPL	Apple Inc.	001-36743
ABNB	Airbnb, Inc.	001-39778
ADBE	Adobe Inc.	0-15175
AI	C3.ai, Inc.	001-39744
AMD	Advanced Micro Devices, Inc.	001-07882
AMZN	Amazon.com, Inc.	000-22513
BA	The Boeing Company	1-442
BIIB	Biogen Inc.	0-19311
BRK.B	Berkshire Hathaway Inc.	001-14905
COIN	Coinbase Global, Inc.	001-40289
DIS	The Walt Disney Company	001-38842
GOOGL	Alphabet Inc.	001-37580
INTC	Intel Corporation	000-06217
JPM	JPMorgan Chase & Co.	1-5805
META	Meta Platforms, Inc.	001-35551

FINANCIAL HIGHLIGHTS

The Financial Highlights tables are intended to help you understand the Funds’ financial performance for the fiscal periods shown. Certain information reflects financial results for a single Fund share. The total return in each table represents the rate that an investor would have earned or lost on an investment in a Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Cohen & Company, Ltd., the Funds’ independent registered public accounting firm, whose report, along with the Funds’ financial statements, is included in the Funds’ annual report, which is available upon request.

As of the Funds’ most recent fiscal year ended October 31, 2025, the YieldMax® ADBE Option Income Strategy ETF, YieldMax® BA Option Income Strategy ETF, YieldMax® BIIB Option Income Strategy ETF and YieldMax® INTC Option Income Strategy ETF had not commenced operations. Therefore, Financial Highlights for those Funds are not shown.

 204

For a share outstanding throughout the year/period presented

		INVESTMENT OPERATIONS:				LESS DISTRIBUTIONS FROM:
For the periods ended	Net asset value, beginning of periods	Net investment income (loss)(a)	Net realized and unrealized gain (loss) on investments(b)	Total from investment operations	Net investment income	Net realized gains	Return of capital	Total distributions
YieldMax AAPL Option Income Strategy ETF
10/31/2025	$17.36	0.45	0.78	1.23	(1.65)	—	(3.16)	(4.81)
10/31/2024	$18.33	0.69	2.72	3.41	(2.19)	—	(2.19)	(4.38)
10/31/2023(h)	$20.00	0.44	0.06	0.50	(0.41)	—	(1.77)	(2.18)
YieldMax ABNB Option Income Strategy ETF
10/31/2025(aaa)	$81.65	1.83	(7.26)	(5.43)	(1.96)	—	(26.24)	(28.20)
10/31/2024(i)	$100.00	0.95	(9.05)	(8.10)	(6.40)	—	(3.90)	(10.30)
YieldMax AI Option Income Strategy ETF
10/31/2025(bbb)	$83.60	1.58	(16.32)	(14.74)	(2.01)	—	(42.28)	(44.29)
10/31/2024(k)	$200.00	3.80	(53.70)	(49.90)	(4.20)	—	(62.40)	(66.60)
YieldMax AMD Option Income Strategy ETF
10/31/2025(ccc)	$62.80	1.24	16.70	17.94	(21.42)	—	(10.18)	(31.59)
10/31/2024	$94.20	3.40	22.95	26.35	(10.70)	—	(47.10)	(57.80)
10/31/2023(l)	$100.00	0.50	(6.30)	(5.80)	—	—	—	—
YieldMax AMZN Option Income Strategy ETF
10/31/2025	$18.64	0.53	3.69	4.22	(3.77)	—	(4.25)	(8.01)
10/31/2024	$20.45	0.81	5.36	6.17	(2.47)	—	(5.52)	(7.99)
10/31/2023(m)	$20.00	0.23	1.31	1.54	(1.10)	—	—	(1.10)
YieldMax BRK.B Option Income Strategy ETF
10/31/2025(p)	$50.00	0.55	(1.89)	(1.34)	(0.85)	—	(2.39)	(3.24)
YieldMax COIN Option Income Strategy ETF
10/31/2025(bbb)	$122.30	3.01	41.64	44.65	(22.16)	(0.03)	(81.47)	(103.66)
10/31/2024	$197.00	7.60	122.30	129.90	(65.90)	—	(138.80)	(204.70)
10/31/2023(q)	$200.00	1.80	7.20	9.00	(12.10)	—	—	(12.10)
YieldMax DIS Option Income Strategy ETF
10/31/2025	$15.81	0.43	1.43	1.86	(0.45)	—	(4.65)	(5.10)
10/31/2024	$19.98	0.69	1.48	2.17	(0.97)	—	(5.38)	(6.35)
10/31/2023(s)	$20.00	0.14	0.10	0.24	(0.26)	—	—	(0.26)
YieldMax GOOGL Option Income Strategy ETF
10/31/2025	$15.02	0.41	4.84	5.25	(5.74)	—	—	(5.74)
10/31/2024	$18.67	0.65	0.98	1.63	(0.77)	—	(4.52)	(5.29)
10/31/2023(v)	$20.00	0.20	(0.86)	(0.66)	(0.68)	—	—	(0.68)
YieldMax JP Option Income Strategy ETF
10/31/2025	$18.23	0.50	3.05	3.55	(3.50)	—	(1.82)	(5.32)
10/31/2024	$18.85	0.77	3.20	3.97	(1.92)	—	(2.68)	(4.60)
10/31/2023(y)	$20.00	0.11	(1.01)	(0.90)	(0.10)	—	(0.15)	(0.25)
YieldMax META Option Income Strategy ETF
10/31/2025	$19.32	0.55	0.95	1.50	(3.25)	—	(4.04)	(7.29)
10/31/2024	$19.70	0.80	8.94	9.74	(8.19)	—	(1.94)	(10.13)
10/31/2023(v)	$20.00	0.21	0.21	0.42	(0.73)	—	—	(0.73)

 205

For a share outstanding throughout the year/period presented

CAPITAL TRANSACTIONS:			SUPPLEMENTAL DATA AND RATIOS:
ETF transaction fees per share	Net asset value, end of periods	Total return(c)	Net assets, end of periods (in thousands)	Ratio of expenses to average net assets before expense reimbursement/ recoupment(d)(e)	Ratio of expenses to average net assets after expense reimbursement/ recoupment(d)	Ratio of interest and tax expense to average net assets(d)(e)	Ratio of operational expenses to average net assets excluding interest and tax expense(d) (e)	Ratio of net investment income (loss) to average net assets(d)(e)	Portfolio turnover rate(c)(f)
YieldMax AAPL Option Income Strategy ETF
0.00(g)	$13.78	11.17%	$155,363	1.04%	1.04%	0.05%	0.99%	3.10%	20%
0.00(g)	$17.36	21.14%	$92,464	1.06%	1.06%	0.07%	0.99%	3.82%	20%
0.01	$18.33	1.88%	$56,378	0.99%	0.99%	—%	0.99%	4.16%	42%
YieldMax ABNB Option Income Strategy ETF
0.02	$48.04	-8.22%	$30,988	1.01%	1.01%	0.02%	0.99%	3.01%	43%
0.05	$81.65	-7.19%	$16,743	1.06%	1.06%	0.07%	0.99%	3.22%	46%
YieldMax AI Option Income Strategy ETF
0.03	$24.60	-36.29%	$84,570	0.99%	0.99%	0.00%(j)	0.99%	3.48%	53%
0.10	$83.60	-30.62%	$34,272	1.67%	1.67%	0.68%	0.99%	3.56%	4%
YieldMax AMD Option Income Strategy ETF
0.02	$49.16	58.57%	$232,035	1.00%	1.00%	0.01%	0.99%	2.86%	46%
0.05	$62.80	25.62%	$121,221	1.23%	1.23%	0.24%	0.99%	4.06%	37%
0.00(g)	$94.20	-5.80%	$5,651	0.99%	0.99%	—%	0.99%	4.39%	—%
YieldMax AMZN Option Income Strategy ETF
0.00(g)	$14.84	28.81%	$311,639	1.09%	1.09%	0.10%	0.99%	3.19%	24%
0.01	$18.64	32.51%	$178,930	1.17%	1.17%	0.18%	0.99%	3.90%	27%
0.01	$20.45	7.94%	$33,750	1.06%	1.06%	0.07%	0.99%	4.10%	2%
YieldMax BRK.B Option Income Strategy ETF
0.02	$45.44	-2.77%	$32,944	1.01%	1.01%	0.02%	0.99%	2.86%	—%
YieldMax COIN Option Income Strategy ETF
0.05	$63.34	39.94%	$1,270,188	1.04%	1.04%	0.05%	0.99%	3.35%	31%
0.10	$122.30	62.36%	$655,235	1.22%	1.22%	0.23%	0.99%	4.10%	27%
0.10	$197.00	4.69%	$65,015	1.09%	1.09%	0.10%	0.99%	4.28%	9%
YieldMax DIS Option Income Strategy ETF
0.00(g)	$12.57	12.80%	$35,195	1.21%	1.21%	0.22%	0.99%	3.00%	62%
0.01	$15.81	10.47%	$22,529	1.31%	1.31%	0.32%	0.99%	3.87%	20%
0.00(g)	$19.98	1.22%	$3,996	1.15%	1.15%	0.16%	0.99%	3.69%	2%
YieldMax GOOGL Option Income Strategy ETF
0.00(g)	$14.53	47.95%	$194,010	1.14%	1.14%	0.15%	0.99%	3.04%	30%
0.01	$15.02	9.81%	$70,952	1.20%	1.20%	0.21%	0.99%	3.91%	359%
0.01	$18.67	-3.50%	$16,334	0.99%	0.99%	—%	0.99%	3.68%	13%
YieldMax JP Option Income Strategy ETF
0.01	$16.47	23.05%	$60,925	1.04%	1.04%	0.05%	0.99%	2.93%	32%
0.01	$18.23	22.35%	$26,428	1.18%	1.18%	0.19%	0.99%	3.99%	11%
0.00(g)	$18.85	-4.58%	$3,298	1.05%	1.05%	0.06%	0.99%	4.04%	42%
YieldMax META Option Income Strategy ETF
0.00(g)	$13.53	6.96%	$154,948	1.06%	1.06%	0.07%	0.99%	3.22%	21%
0.01	$19.32	59.90%	$128,445	1.06%	1.06%	0.07%	0.99%	4.04%	16%
0.01	$19.70	2.17%	$12,311	0.99%	0.99%	—%	0.99%	3.99%	17%

 206

(a)	Net investment income per share has been calculated based on average shares outstanding during the periods.

(b)	Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(c)	Not annualized for periods less than one year.

(d)	Annualized for periods less than one year.

(e)	Ratios do not include the income and expenses of the underlying funds in which the Fund invests.

(f)	Portfolio turnover rate excludes in-kind transactions.

(g)	Amount represents less than $0.005 per share.

(h)	Inception date of the Fund was April 17, 2023.

(i)	Inception date of the Fund was June 24, 2024.

(j)	Amount represents less than 0.005%.

(k)	Inception date of the Fund was November 27, 2023.

(l)	Inception date of the Fund was September 18, 2023.

(m)	Inception date of the Fund was July 24, 2023.

(p)	Inception date of the Fund was June 4, 2025.

(q)	Inception date of the Fund was August 14, 2023.

(s)	Inception date of the Fund was August 24, 2023.

(v)	Inception date of the Fund was July 27, 2023.

(y)	Inception date of the Fund was September 11, 2023.

(aaa)	After the year ended October 31, 2025, the Fund effected the following reverse stock split: December 1, 2025, 1 for 5. All historical per share information has been retroactively adjusted to reflect this reverse stock split.

(bbb)	After the year ended October 31, 2025, the Fund effected the following reverse stock split: December 1, 2025, 1 for 10. All historical per share information has been retroactively adjusted to reflect this reverse stock split.

(ccc)	After the year ended October 31, 2025, the Fund effected the following reverse stock split: December 5, 2025, 1 for 5. All historical per share information has been retroactively adjusted to reflect this reverse stock split.

 207

YieldMax® ETFs

Adviser	Tidal Investments LLC 234 West Florida Street, Suite 700 Milwaukee, Wisconsin 53204	Administrator	Tidal ETF Services LLC 234 West Florida Street, Suite 700 Milwaukee, Wisconsin 53204
Distributor	Foreside Fund Services, LLC 190 Middle Street, Suite 301 Portland, Maine 04101	Sub-Administrator, Fund Accountant, and Transfer Agent	U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services 615 East Michigan Street Milwaukee, Wisconsin 53202
Legal Counsel	Sullivan & Worcester LLP 1251 Avenue of the Americas, 19th Floor New York, New York 10020	Custodian	U.S. Bank National Association 1555 North Rivercenter Drive Milwaukee, Wisconsin 53212
Independent Registered Public Accounting Firm	Cohen & Company, Ltd. 1835 Market Street, Suite 310 Philadelphia, PA 19103

Investors may find more information about the Funds in the following documents:

Statement of Additional Information: The Funds’ SAI provides additional details about the investments of each Fund and certain other additional information. A current SAI dated March 2, 2026, as supplemented from time to time, is on file with the SEC and is herein incorporated by reference into this Prospectus. It is legally considered a part of this Prospectus.

Annual/Semi-Annual Reports: Additional information about the Funds’ investments is available in the Funds’ annual and semi-annual reports to shareholders and in Form N-CSR. In the Funds’ annual report you will find a discussion of the market conditions and investment strategies that significantly affected each Fund’s performance during its last fiscal year. In Form N-CSR, you will find the Funds’ annual and semi-annual financial statements.

You can request free copies of these documents, request other information or make general inquiries about the Funds by contacting the Funds at the YieldMax® Funds, c/o U.S. Bank Global Fund Services, P.O. Box 219252, Kansas City, Missouri 64121-9252 or calling (866) 864-3968.

Shareholder reports and other information about the Funds are also available:

●	Free of charge from the SEC’s EDGAR database on the SEC’s website at http://www.sec.gov; or

●	Free of charge from the Funds’ Internet website at www.yieldmaxetfs.com; or

●	For a fee, by e-mail request to publicinfo@sec.gov.

The SAI and other information are also available from a financial intermediary (such as a broker-dealer or bank) through which a Fund’s shares may be purchased or sold.

(SEC Investment Company Act File No. 811-23793)

YieldMax® AAPL Option Income Strategy ETF (APLY)

YieldMax® ABNB Option Income Strategy ETF (ABNY)

YieldMax® ADBE Option Income Strategy ETF (ADBY)

YieldMax® AI Option Income Strategy ETF (AIYY)

YieldMax® AMD Option Income Strategy ETF (AMDY)

YieldMax® AMZN Option Income Strategy ETF (AMZY)

YieldMax® BA Option Income Strategy ETF (BAYY)

YieldMax® BIIB Option Income Strategy ETF (BIYY)

YieldMax® BRK.B Option Income Strategy ETF (BRKC)

YieldMax® COIN Option Income Strategy ETF (CONY)

YieldMax® DIS Option Income Strategy ETF (DISO)

YieldMax® GOOGL Option Income Strategy ETF (GOOY)

YieldMax® INTC Option Income Strategy ETF (INYY)

YieldMax® JP Option Income Strategy ETF (JPO)

YieldMax® META Option Income Strategy ETF (FBY)

listed on NYSE Arca, Inc

STATEMENT OF ADDITIONAL INFORMATION

March 2, 2026

This Statement of Additional Information (“SAI”) is not a prospectus and should be read in conjunction with the Prospectus for the YieldMax® AAPL Option Income Strategy ETF, YieldMax® ABNB Option Income Strategy ETF, YieldMax® ADBE Option Income Strategy ETF, YieldMax® AI Option Income Strategy ETF, YieldMax® AMD Option Income Strategy ETF, YieldMax® AMZN Option Income Strategy ETF, YieldMax® BA Option Income Strategy ETF, YieldMax® BIIB Option Income Strategy ETF, YieldMax® BRK.B Option Income Strategy ETF, YieldMax® COIN Option Income Strategy ETF, YieldMax® DIS Option Income Strategy ETF, YieldMax® GOOGL Option Income Strategy ETF, YieldMax®  INTC Option Income Strategy ETF, YieldMax® JP Option Income Strategy ETF, and YieldMax® META Option Income Strategy ETF (each a “Fund” and collectively the “Funds”), each a series of Tidal Trust II (the “Trust”), dated March 2, 2026, as may be supplemented from time to time (the “Prospectus”). Capitalized terms used in this SAI that are not defined have the same meaning as in the Prospectus, unless otherwise noted. A copy of the Prospectus may be obtained without charge, by calling the Funds at (866) 864-3968, visiting www.yieldmaxetfs.com or writing to the Funds at the YieldMax® Funds, c/o U.S. Bank Global Fund Services, P.O. Box 219252, Kansas City, Missouri 64121-9252.

Each Fund’s audited financial statements for the fiscal year ended October 31, 2025, if any, are incorporated into this SAI by reference to such Fund’s Annual Certified Shareholder Report on Form N-CSR  (File No. 811-23793). A copy of each Fund’s Annual Certified Shareholder Report may be obtained at no charge by contacting the Funds at the address or phone number noted above. As of the date of this SAI, the YieldMax® ADBE Option Income Strategy ETF, YieldMax® BA Option Income Strategy ETF, YieldMax® BIIB Option Income Strategy ETF and YieldMax® INTC Option Income Strategy ETF had not commenced operations.

GENERAL INFORMATION ABOUT THE TRUST

The Trust is an open-end management investment company consisting of multiple series, including the Funds. This SAI relates to the YieldMax® AAPL Option Income Strategy ETF, YieldMax® ABNB Option Income Strategy ETF, YieldMax®  ADBE Option Income Strategy ETF, YieldMax® AI Option Income Strategy ETF, YieldMax® AMD Option Income Strategy ETF, YieldMax® AMZN Option Income Strategy ETF, YieldMax® BA Option Income Strategy ETF, YieldMax® BIIB Option Income Strategy ETF, YieldMax® BRK.B Option Income Strategy ETF, YieldMax® COIN Option Income Strategy ETF, YieldMax® DIS Option Income Strategy ETF, YieldMax® GOOGL Option Income Strategy ETF, YieldMax®  INTC Option Income Strategy ETF, YieldMax® JP Option Income Strategy ETF, and YieldMax® META Option Income Strategy ETF. The Trust was organized as a Delaware statutory trust on January 13, 2022. The Trust is registered with the U.S. Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (together with the rules and regulations adopted thereunder, as amended, the “1940 Act”), as an open-end management investment company and the offering of each Fund’s shares (“Shares”) is registered under the Securities Act of 1933, as amended (the “Securities Act”). The Trust is governed by its Board of Trustees (the “Board”). Tidal Investments LLC (“Tidal” or the “Adviser”) serves as investment adviser to each Fund.

Each Fund offers and issues Shares at its net asset value (“NAV”) only in aggregations of a specified number of Shares (each, a “Creation Unit”). The Funds generally offers and issues Shares in exchange for a basket of securities (“Deposit Securities”) together with the deposit of a specified cash payment (“Cash Component”). The Trust reserves the right to permit or require the substitution of a “cash in lieu” amount (“Deposit Cash”) to be added to the Cash Component to replace any Deposit Security. Shares of the Funds are each listed on NYSE Arca, Inc. (the “Exchange”). Shares of the Funds trade on the Exchange at market prices that may differ from the Shares’ respective NAV. Shares are also redeemable only in Creation Unit aggregations, primarily for a basket of Deposit Securities together with a Cash Component. As a practical matter, only institutions or large investors, known as “Authorized Participants” or “APs,” purchase or redeem Creation Units. Except when aggregated in Creation Units, Shares are not individually redeemable.

Shares may be issued in advance of receipt of Deposit Securities subject to various conditions, including a requirement to maintain on deposit with the Trust cash at least equal to a specified percentage of the value of the missing Deposit Securities, as set forth in the Participant Agreement (as defined below). The Trust may impose a transaction fee for each creation or redemption. In all cases, such fees will be limited in accordance with the requirements of the SEC applicable to management investment companies offering redeemable securities. As in the case of other publicly traded securities, brokers’ commissions on transactions in the secondary market will be based on negotiated commission rates at customary levels.

ADDITIONAL INFORMATION ABOUT INVESTMENT OBJECTIVES, POLICIES, AND RELATED RISKS

Each Fund’s investment objective and principal investment strategies are described in the Prospectus. The following information supplements, and should be read in conjunction with, the Prospectus. For a description of certain permitted investments, see “Description of Permitted Investments” in this SAI.

With respect to a Fund’s investments, unless otherwise noted, if a percentage limitation on investment is adhered to at the time of investment or contract, a subsequent increase or decrease as a result of market movement or redemption will not result in a violation of such investment limitation.

Non-Diversification

Each Fund is classified as a non-diversified investment company under the 1940 Act. A “non-diversified” classification means that the Funds are not limited by the 1940 Act with regard to the percentage of its assets that may be invested in the securities of a single issuer. This means that a Fund may invest a greater portion of its assets in the securities of a single issuer or a small number of issuers than if it was a diversified fund, and therefore, those issuers may constitute a greater portion of such Fund’s portfolio. This may have an adverse effect on the Fund’s performance or subject its Shares to greater price volatility than more diversified investment companies. Moreover, in pursuing its objective, a Fund may hold the securities of a single issuer in an amount exceeding 10% of the value of the outstanding securities of the issuer, subject to restrictions imposed by the Internal Revenue Code of 1986, as amended (the “Code”).

Although the Funds are non-diversified for purposes of the 1940 Act, each Fund intends to maintain the required level of diversification and otherwise conduct its operations so as to qualify as a regulated investment company (“RIC”) for purposes of the Code, and to relieve such Fund of any liability for federal income tax to the extent that their earnings are distributed to shareholders. Compliance with the diversification requirements of the Code may limit the investment flexibility of a Fund and may make it less likely that such Fund will meet its investment objectives. See “Federal Income Taxes” in this SAI for further discussion.

General Risks

The value of a Fund’s portfolio securities may fluctuate with changes in the financial condition of an issuer or counterparty, changes in specific economic or political conditions that affect a particular security or issuer and changes in general economic or political conditions. An investor in a Fund could lose money over short or long periods of time.

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There can be no guarantee that a liquid market for the securities held by a Fund will be maintained. The existence of a liquid trading market for certain securities may depend on whether dealers will make a market in such securities. There can be no assurance that a market will be made or maintained or that any such market will be or remain liquid. The price at which securities may be sold and the value of Shares will be adversely affected if trading markets for the Fund’s portfolio securities are limited or absent, or if bid-ask spreads are wide.

Financial markets, both domestic and foreign, have recently experienced an unusually high degree of volatility. Continuing events and possible continuing market turbulence may have an adverse effect on performance of a Fund.

Cyber Security Risk. Investment companies, such as the Funds, and their service providers may be subject to operational and information security risks resulting from cyber attacks. Cyber attacks include, among other behaviors, stealing or corrupting data maintained online or digitally, denial of service attacks on websites, the unauthorized release of confidential information or various other forms of cyber security breaches. Cyber attacks affecting the Funds or the Adviser, Custodian (defined below), Transfer Agent (defined below), intermediaries and other third-party service providers may adversely impact the Funds. For instance, cyber attacks may interfere with the processing of shareholder transactions, impact each Fund’s ability to calculate its NAV, cause the release of private shareholder information or confidential company information, impede trading, subject the Funds to regulatory fines or financial losses, and cause reputational damage. The Funds may also incur additional costs for cyber security risk management purposes. Similar types of cyber security risks are also present for issuers of securities in which a Fund invests, which could result in material adverse consequences for such issuers, and may cause a Fund’s investment in such portfolio companies to lose value.

DESCRIPTION OF PERMITTED INVESTMENTS

The following are descriptions of the permitted investments and investment practices and associated risk factors. The Funds will only invest in any of the following instruments or engage in any of the following investment practices if such investment or activity is consistent with such Fund’s investment objective and permitted by such Fund’s stated investment policies. In addition, certain of the techniques and investments discussed in this SAI are not principal strategies of the Funds as disclosed in the Prospectus, and while such techniques and investments are permissible for a Fund to utilize, such Fund is not required to utilize such non-principal techniques or investments.

The Funds will invest directly only in options contacts, short-term U.S. Treasury securities, cash and cash equivalents. Exposure to any of the other instruments or investment practices listed below will be indirect though exposure to Apple Inc. (“AAPL”), Airbnb, Inc. (“ABNB”), Adobe Inc. (“ADBE”), C3.ai, Inc. (“AI”), Advanced Micro Devices, Inc. (“AMD”), Amazon.com Inc. (“AMZN”), The Boeing Company (“BA”), Biogen Inc. (“BIIB”), Berkshire Hathaway Inc. Class B (“BRK.B”), Coinbase Global Inc. (“COIN”), The Walt Disney Company (“DIS”), Alphabet Inc Class A (“GOOG”), Intel Corporation (“INTC”), JPMorgan Chase & Co. (“JPM”), Meta Platforms, Inc. (“META”), respectively.

Borrowing

Under the 1940 Act, a Fund may borrow up to one-third (1/3) of its total assets. The Funds will borrow money only for short-term or emergency purposes. Such borrowing is not for investment purposes and will be repaid by the applicable Fund promptly. Borrowing will tend to exaggerate the effect on NAV of any increase or decrease in the market value of a Fund’s portfolio. Money borrowed will be subject to interest costs that may or may not be recovered by earnings on the securities purchased. The Funds also may be required to maintain minimum average balances in connection with a borrowing or to pay a commitment or other fee to maintain a line of credit; either of these requirements would increase the cost of borrowing over the stated interest rate.

Depositary Receipts

To the extent the Funds invest in stocks of foreign corporations, a Fund’s investment in securities of foreign companies may be in the form of depositary receipts or other securities convertible into securities of foreign issuers. American Depositary Receipts (“ADRs”) are dollar-denominated receipts representing interests in the securities of a foreign issuer, which securities may not necessarily be denominated in the same currency as the securities into which they may be converted. ADRs are receipts typically issued by U.S. banks and trust companies which evidence ownership of underlying securities issued by a foreign corporation. Generally, ADRs in registered form are designed for use in domestic securities markets and are traded on exchanges or over-the-counter in the United States.

Global Depositary Receipts (“GDRs”), European Depositary Receipts (“EDRs”), and International Depositary Receipts (“IDRs”) are similar to ADRs in that they are certificates evidencing ownership of shares of a foreign issuer; however, GDRs, EDRs, and IDRs may be issued in bearer form and denominated in other currencies and are generally designed for use in specific or multiple securities markets outside the U.S. EDRs, for example, are designed for use in European securities markets, while GDRs are designed for use throughout the world. Depositary receipts will not necessarily be denominated in the same currency as their underlying securities.

The Funds will not invest in any unlisted depositary receipts or any depositary receipt that is deemed to be illiquid or for which pricing information is not readily available. In addition, all depositary receipts generally must be sponsored. However, the Funds may invest in unsponsored depositary receipts under certain limited circumstances. The issuers of unsponsored depositary receipts are not obligated to disclose material information in the United States and, therefore, there may be less information available regarding such issuers and there may not be a correlation between such information and the value of the depositary receipts.

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Equity Securities

Equity securities, such as the common stocks of an issuer, are subject to stock market fluctuations and therefore may experience volatile changes in value as market conditions, consumer sentiment or the financial condition of the issuers change. A decrease in value of the equity securities in a Fund’s portfolio may also cause the value of such Fund’s Shares to decline.

An investment in a Fund should be made with an understanding of the risks inherent in an investment in equity securities, including the risk that the financial condition of issuers may become impaired or that the general condition of the stock market may deteriorate (either of which may cause a decrease in the value of a Fund’s portfolio securities and therefore a decrease in the value of Shares of such Fund). Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence and perceptions change. These investor perceptions are based on various and unpredictable factors, including expectations regarding government, economic, monetary and fiscal policies; inflation and interest rates; economic expansion or contraction; and global or regional political, economic or banking crises.

Holders of common stocks incur more risk than holders of preferred stocks and debt obligations because common stockholders, as owners of the issuer, generally have inferior rights to receive payments from the issuer in comparison with the rights of creditors or holders of debt obligations or preferred stocks. Further, unlike debt securities, which typically have a stated principal amount payable at maturity (whose value, however, is subject to market fluctuations prior thereto), or preferred stocks, which typically have a liquidation preference and which may have stated optional or mandatory redemption provisions, common stocks have neither a fixed principal amount nor a maturity. Common stock values are subject to market fluctuations as long as the common stock remains outstanding.

Types of Equity Securities:

Common Stocks. Common stocks represent units of ownership in a company. Common stocks usually carry voting rights and earn dividends. Unlike preferred stocks, which are described below, dividends on common stocks are not fixed but are declared at the discretion of the company’s board of directors.

Preferred Stocks. Preferred stocks are also units of ownership in a company. Preferred stocks normally have preference over common stock in the payment of dividends and the liquidation of the company. However, in all other respects, preferred stocks are subordinated to the liabilities of the issuer. Unlike common stocks, preferred stocks are generally not entitled to vote on corporate matters. Types of preferred stocks include adjustable-rate preferred stock, fixed dividend preferred stock, perpetual preferred stock, and sinking fund preferred stock.

Generally, the market values of preferred stock with a fixed dividend rate and no conversion element vary inversely with interest rates and perceived credit risk.

Rights and Warrants. A right is a privilege granted to existing shareholders of a corporation to subscribe to shares of a new issue of common stock before it is issued. Rights normally have a short life of usually two to four weeks, are freely transferable and entitle the holder to buy the new common stock at a lower price than the public offering price. Warrants are securities that are usually issued together with a debt security or preferred stock and that give the holder the right to buy proportionate amount of common stock at a specified price. Warrants are freely transferable and are traded on major exchanges. Unlike rights, warrants normally have a life that is measured in years and entitles the holder to buy common stock of a company at a price that is usually higher than the market price at the time the warrant is issued. Corporations often issue warrants to make the accompanying debt security more attractive.

An investment in warrants and rights may entail greater risks than certain other types of investments. Generally, rights and warrants do not carry the right to receive dividends or exercise voting rights with respect to the underlying securities, and they do not represent any rights in the assets of the issuer. In addition, their value does not necessarily change with the value of the underlying securities, and they cease to have value if they are not exercised on or before their expiration date. Investing in rights and warrants increases the potential profit or loss to be realized from the investment as compared with investing the same amount in the underlying securities.

Smaller Companies. The securities of small- and mid-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of larger-capitalization companies. The securities of small- and mid-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than larger capitalization stocks or the stock market as a whole. Some small- or mid-capitalization companies have limited product lines, markets, and financial and managerial resources and tend to concentrate on fewer geographical markets relative to larger capitalization companies. There is typically less publicly available information concerning small- and mid-capitalization companies than for larger, more established companies. Small- and mid-capitalization companies also may be particularly sensitive to changes in interest rates, government regulation, borrowing costs, and earnings.

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Tracking Stocks. The Funds may invest in tracking stocks. A tracking stock is a separate class of common stock whose value is linked to a specific business unit or operating division within a larger company and which is designed to “track” the performance of such business unit or division. The tracking stock may pay dividends to shareholders independent of the parent company. The parent company, rather than the business unit or division, generally is the issuer of tracking stock. However, holders of the tracking stock may not have the same rights as holders of the company’s common stock.

When-Issued Securities. A when-issued security is one whose terms are available and for which a market exists, but which has not been issued. When a Fund engages in when-issued transactions, it relies on the other party to consummate the sale. If the other party fails to complete the sale, a Fund may miss the opportunity to obtain the security at a favorable price or yield.

When purchasing a security on a when-issued basis, a Fund assumes the rights and risks of ownership of the security, including the risk of price and yield changes. At the time of settlement, the value of the security may be more or less than the purchase price. The yield available in the market when the delivery takes place also may be higher than those obtained in the transaction itself. Because a Fund does not pay for the security until the delivery date, these risks are in addition to the risks associated with its other investments. Rule 18f-4 under the 1940 Act permits a Fund to invest in securities on a when-issued or forward-settling basis, or with a non-standard settlement cycle, notwithstanding the limitation on the issuance of senior securities in Section 18 of the 1940 Act, provided that the Fund intends to physically settle the transaction and the transaction will settle within 35 days of its trade date (the Delayed-Settlement Securities Provision). A when-issued, forward-settling, or non-standard settlement cycle security that does not satisfy the Delayed-Settlement Securities Provision is treated as a derivatives transaction under Rule 18f-4.

Foreign Securities

The Funds may invest directly in foreign securities or have indirect exposure to foreign securities. Investing in securities of foreign companies and countries involves certain considerations and risks that are not typically associated with investing in U.S. government securities and securities of domestic companies. There may be less publicly available information about a foreign issuer than a domestic one, and foreign companies are not generally subject to uniform accounting, auditing and financial standards, and requirements comparable to those applicable to U.S. companies. There may also be less government supervision and regulation of foreign securities exchanges, brokers, and listed companies than exists in the United States. Interest and dividends paid by foreign issuers as well as gains or proceeds realized from the sale or other disposition of foreign securities may be subject to withholding and other foreign taxes, which may decrease the net return on such investments as compared to dividends and interest paid to the Funds by domestic companies or the U.S. government. There may be the possibility of expropriations, seizure or nationalization of foreign deposits, the imposition of economic sanctions, confiscatory taxation, political, economic or social instability, or diplomatic developments that could affect assets of the Funds held in foreign countries. The establishment of exchange controls or other foreign governmental laws or restrictions could adversely affect the payment of obligations. In addition, investing in foreign securities will generally result in higher commissions than investing in similar domestic securities.

Decreases in the value of currencies of the foreign countries in which a Fund may invest relative to the U.S. dollar will result in a corresponding decrease in the U.S. dollar value of such Fund’s assets denominated in those currencies (and possibly a corresponding increase in the amount of securities required to be liquidated to meet distribution requirements). Conversely, increases in the value of currencies of the foreign countries in which a Fund invests relative to the U.S. dollar will result in a corresponding increase in the U.S. dollar value of such Fund’s assets (and possibly a corresponding decrease in the amount of securities to be liquidated).

Investing in emerging markets can have more risk than investing in developed foreign markets. The risks of investing in these markets may be exacerbated relative to investments in foreign markets. Governments of developing and emerging market countries may be more unstable as compared to more developed countries. Developing and emerging market countries may have less developed securities markets or exchanges, and legal and accounting systems. It may be more difficult to sell securities at acceptable prices and security prices may be more volatile than in countries with more mature markets. Currency values may fluctuate more in developing or emerging markets. Developing or emerging market countries may be more likely to impose government restrictions, including confiscatory taxation, expropriation or nationalization of a company’s assets, and restrictions on foreign ownership of local companies. In addition, emerging markets may impose restrictions on a Fund’s ability to repatriate investment income or capital and, thus, may adversely affect the operations of the Funds. Certain emerging markets may impose constraints on currency exchange and some currencies in emerging markets may have been devalued significantly against the U.S. dollar. For these and other reasons, the prices of securities in emerging markets can fluctuate more significantly than the prices of securities of companies in developed countries. The less developed the country, the greater effect these risks may have on the Funds.

Foreign Currencies

Although the Funds intend to only hold investments denominated in U.S. dollars, each Fund may have indirect exposure to foreign currency fluctuations. A Fund’s net asset value could decline if a relevant foreign currency depreciates against the U.S. dollar or if there are delays or limits on the repatriation of such currency. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, a Fund’s net asset value may change without warning, which could have a significant negative impact on such Fund.

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Illiquid and Restricted Investments

Pursuant to Rule 22e-4 under the 1940 Act, each Fund may not acquire any “illiquid investment” if, immediately after the acquisition, such Fund would have invested more than 15% of its net assets in illiquid investments that are assets. An “illiquid investment” is any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. Each Fund has implemented a liquidity risk management program and related procedures to identify illiquid investments pursuant to Rule 22e-4. The 15% limit is observed continuously.

Each Fund may purchase certain restricted securities that can be resold to institutional investors and which may be determined not to be illiquid investments pursuant to the Fund’s liquidity risk management program. In many cases, those securities are traded in the institutional market under Rule 144A under the Securities Act and are called Rule 144A securities.

Investments in illiquid investments involve more risks than investments in similar securities that are readily marketable. Illiquid investments may trade at a discount from comparable, more liquid investments. Investment of a Fund’s assets in illiquid investments may restrict the ability of such Fund to dispose of its investments in a timely fashion and for a fair price as well as its ability to take advantage of market opportunities. The risks associated with illiquidity will be particularly acute where a Fund’s operations require cash, such as when the Fund has net redemptions, and could result in the Fund borrowing to meet short-term cash requirements or incurring losses on the sale of illiquid investments.

Illiquid investments are often restricted securities sold in private placement transactions between issuers and their purchasers and may be neither listed on an exchange nor traded in other established markets. In many cases, the privately placed securities may not be freely transferable under the laws of the applicable jurisdiction or due to contractual restrictions on resale. To the extent privately placed securities may be resold in privately negotiated transactions, the prices realized from the sales could be less than those originally paid by a Fund or less than the fair value of the securities. In addition, issuers whose securities are not publicly traded may not be subject to the disclosure and other investor protection requirements that may be applicable if their securities were publicly traded. If any privately placed securities held by a Fund are required to be registered under the securities laws of one or more jurisdictions before being resold, such Fund may be required to bear the expenses of registration. Private placement investments may involve investments in smaller, less seasoned issuers, which may involve greater risks than investments in more established companies. These issuers may have limited product lines, markets or financial resources, or they may be dependent on a limited management group. In making investments in private placement securities, a Fund may obtain access to material non-public information, which may restrict such Fund’s ability to conduct transactions in those securities.

Investment Company Securities

Each Fund may invest in the securities of other investment companies, including money market funds and ETFs, subject to applicable limitations under Section 12(d)(1) of the 1940 Act. Investing in another pooled vehicle exposes the Fund to all the risks of that pooled vehicle. The Funds generally may purchase or redeem, without limitation, shares of any affiliated or unaffiliated money market mutual funds, including unregistered money market funds, so long as a Fund does not pay a sales load or service fee in connection with the purchase, sale, or redemption or if such fees are paid, the Adviser waives its management fee in an amount necessary to offset the amounts paid.

If a Fund invests in and, thus, is a shareholder of, another investment company, such Fund’s shareholders will indirectly bear the Fund’s proportionate share of the fees and expenses paid by such other investment company, including advisory fees, in addition to both the management fees payable directly by the Fund to the Adviser and the other expenses that the Fund bears directly in connection with its own operations.

Pursuant to Section 12(d)(1), a Fund may invest in the securities of another investment company (the “acquired company”) provided that the Fund, immediately after such purchase or acquisition, does not own in the aggregate: (i) more than 3% of the total outstanding voting stock of the acquired company; (ii) securities issued by the acquired company having an aggregate value in excess of 5% of the value of the total assets of such Fund; or (iii) securities issued by the acquired company and all other investment companies (other than treasury stock of the Fund) having an aggregate value in excess of 10% of the value of the total assets of the Fund. To the extent allowed by law or regulation, the Fund may invest its assets in securities of investment companies that are money market funds in excess of the limits discussed above.

A Fund may rely on Section 12(d)(1)(F) and Rule 12d1-3 of the 1940 Act, which provide an exemption from Section 12(d)(1) that allows the Fund to invest all of its assets in other registered funds, including ETFs, if, among other conditions: (1) the Fund, together with its affiliates, acquires no more than three percent of the outstanding voting stock of any acquired fund; and (2) the sales load charged on Shares is no greater than the limits set forth in Rule 2830 of the Conduct Rules of the Financial Industry Regulatory Authority, Inc. (“FINRA”). A Fund may also rely on Rule 12d1-4 under the 1940 Act, which provides an exemption from Section 12(d)(1) that allows the Fund to invest all of its assets in other registered funds, including ETFs, if the Fund satisfies certain conditions specified in the Rule, including, among other conditions, that the Fund and its advisory group will not control (individually or in the aggregate) an acquired fund (e.g., hold more than 25% of the outstanding voting securities of an acquired fund that is a registered open-end management investment company).

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Initial Public Offering Risk

The Funds may, on a limited basis, participate in IPOs. The market value of IPO shares may fluctuate considerably and is often subject to speculative trading due to factors such as the absence of a prior public market, unseasoned trading, a smaller number of shares available for trading and limited information available about the issuer, its business model, the quality of management, earnings growth potential and other criteria used to evaluate its investment prospects. Such stocks may have exhibited price appreciation in connection with the IPO that is not sustained, and it is not uncommon for stocks to decline in value in the period following the IPO. Additionally, the market for IPO shares can be speculative and/or inactive for extended periods of time. There is no assurance that a Fund will be able to obtain allocable portions of IPO shares. The limited number of shares available for trading in some IPOs may make it more difficult for the Funds to buy or sell significant amounts of shares without an unfavorable impact on prevailing prices. Investors in IPO shares can be affected by substantial dilution in the value of their shares, by sales of additional shares and by concentration of control in existing management and principal shareholders.

Money Market Funds

The Funds may invest in underlying money market funds that either seek to maintain a stable $1 NAV (“stable NAV money market funds”) or that have a share price that fluctuates (“variable NAV market funds”). Although an underlying stable NAV money market fund seeks to maintain a stable $1 NAV, it is possible for the Funds to lose money by investing in such a money market fund. Because the share price of an underlying variable NAV market fund will fluctuate, when a Fund sells the shares it owns they may be worth more or less than what such Fund originally paid for them. In addition, neither type of money market fund is designed to offer capital appreciation. Certain underlying money market funds may impose a fee upon the sale of shares or may temporarily suspend the ability to sell shares if such fund’s liquidity falls below required minimums.

Other Short-Term Instruments

The Funds may invest in short-term instruments, including money market instruments, on an ongoing basis to provide liquidity or for other reasons. Money market instruments are generally short-term investments that may include but are not limited to: (i) shares of money market funds; (ii) obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities (including government-sponsored enterprises); (iii) negotiable certificates of deposit (“CDs”), bankers’ acceptances, fixed time deposits and other obligations of U.S. and foreign banks (including foreign branches) and similar institutions; (iv) commercial paper rated at the date of purchase “Prime-1” by Moody’s Investors Service or “A-1” by Standard & Poor’s Financial Services or, if unrated, of comparable quality as determined by the Adviser; (v) non-convertible corporate debt securities (e.g., bonds and debentures) with remaining maturities at the date of purchase of not more than 397 days and that satisfy the rating requirements set forth in Rule 2a-7 under the 1940 Act; and (vi) short-term U.S. dollar denominated obligations of foreign banks (including U.S. branches) that, in the opinion of the Adviser, are of comparable quality to obligations of U.S. banks which may be purchased by a Fund. Any of these instruments may be purchased on a current or a forward-settled basis. Money market instruments also include shares of money market funds. Time deposits are non-negotiable deposits maintained in banking institutions for specified periods of time at stated interest rates. Bankers’ acceptances are time drafts drawn on commercial banks by borrowers, usually in connection with international transactions.

Derivative Instruments

Generally, derivatives are financial instruments whose value depends on or is derived from, the value of one or more underlying assets, reference rates, or indices or other market factors (a “reference instrument”) and may relate to stocks, bonds, interest rates, credit, currencies, commodities or related indices. Derivative instruments can provide an efficient means to gain or reduce exposure to the value of a reference instrument without actually owning or selling the instrument. Some common types of derivatives include options, futures, forwards and swaps.

Derivative instruments may be used to modify the effective duration of a Fund’s portfolio investments. Derivative instruments may also be used for “hedging,” which means that they may be used when the Adviser seeks to protect a Fund’s investments from a decline in value resulting from changes to interest rates, market prices, currency fluctuations, or other market factors. Derivative instruments may also be used for other purposes, including to seek to increase liquidity, provide efficient portfolio management, broaden investment opportunities (including taking short or negative positions), implement a tax or cash management strategy, gain exposure to a particular security or segment of the market and/or enhance total return. However derivative instruments are used, their successful use is not assured and will depend upon, among other factors, the Adviser’s ability to gauge relevant market movements.

Derivative instruments may be used for purposes of direct hedging. Direct hedging means that the transaction must be intended to reduce a specific risk exposure of a portfolio security or its denominated currency and must also be directly related to such security or currency. Each Fund’s use of derivative instruments may be limited from time to time by policies adopted by the Board or the Adviser.

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SEC Rule 18f-4 (“Rule 18f-4” or the “Derivatives Rule”) regulates the ability of a Fund to enter into derivative transactions and other leveraged transactions. The Derivatives Rule defines the term “derivatives” to include short sales and forward contracts, such as TBA transactions, in addition to instruments traditionally classified as derivatives, such as swaps, futures, and options. Rule 18f-4 also regulates other types of leveraged transactions, such as reverse repurchase transactions and transactions deemed to be “similar to” reverse repurchase transactions, such as certain securities lending transactions in connection with which a Fund obtains leverage. Among other things, under Rule 18f-4, a Fund is prohibited from entering into these derivatives transactions except in reliance on the provisions of the Derivatives Rule. The Derivatives Rule establishes limits on the derivatives transactions that a Fund may enter into based on the value-at-risk (“VaR”) of the Fund inclusive of derivatives. A Fund will generally satisfy the limits under the Rule if the VaR of its portfolio (inclusive of derivatives transactions) does not exceed 200% of the VaR of its “designated reference portfolio.” The “designated reference portfolio” is a representative unleveraged index or a Fund’s own portfolio absent derivatives holdings, as determined by such Fund’s derivatives risk manager. This limits test is referred to as the “Relative VaR Test.” If a Fund determines that the Relative VaR Test, is not appropriate in light of its strategy, subject to specified conditions, the Fund may instead comply with the “Absolute VaR Test.” A Fund will satisfy the Absolute VaR Test if the VaR of its portfolio does not exceed 20% of the value of the Fund’s net assets.

In addition, among other requirements, Rule 18f-4 requires a Fund to establish a derivatives risk management program, appoint a derivatives risk manager, and carry out enhanced reporting to the Board, the SEC and the public regarding a Fund’s derivatives activities. These new requirements will apply unless a Fund qualifies as a “limited derivatives user,” which the Derivatives Rule defines as a fund that limits its derivatives exposure to 10% of its net assets. It is possible that the limits and compliance costs imposed by the Derivatives Rule may adversely affect a Fund’s performance, efficiency in implementing its strategy, liquidity and/or ability to pursue its investment objectives and may increase the cost of such Fund’s investments and cost of doing business, which could adversely affect investors.

Exclusion of Adviser from Commodity Pool Operator Definition. To the extent each Fund invests in “commodity interests” as defined under the Commodity Exchange Act (the “CEA”) the Adviser intends to claim an exclusion from the definition of “commodity pool operator” (“CPO”) and the rules of the Commodities Futures Trading Commission (the “CFTC”) with respect to each Fund. Therefore, the Adviser is not subject to CFTC registration or regulation as a CPO with respect to the Funds. Commodity interests include commodity futures, commodity options and swaps, which in turn include non-deliverable currency forward contracts.

Futures contracts. Generally, a futures contract is a standard binding agreement to buy or sell a specified quantity of an underlying reference instrument, such as a specific security, currency or commodity, at a specified price at a specified later date. A “sale” of a futures contract means the acquisition of a contractual obligation to deliver the underlying reference instrument called for by the contract at a specified price on a specified date. A “purchase” of a futures contract means the acquisition of a contractual obligation to acquire the underlying reference instrument called for by the contract at a specified price on a specified date. The purchase or sale of a futures contract will allow a Fund to increase or decrease its exposure to the underlying reference instrument without having to buy the actual instrument.

The underlying reference instruments to which futures contracts may relate include non-U.S. currencies, interest rates, stock and bond indices, and debt securities, including U.S. government debt obligations. In certain types of futures contracts, the underlying reference instrument may be a swap agreement. In most cases the contractual obligation under a futures contract may be offset, or “closed out,” before the settlement date so that the parties do not have to make or take delivery. The closing out of a contractual obligation is usually accomplished by buying or selling, as the case may be, an identical, offsetting futures contract. This transaction, which is effected through a member of an exchange, cancels the obligation to make or take delivery of the underlying instrument or asset. Although some futures contracts by their terms require the actual delivery or acquisition of the underlying instrument or asset, some require cash settlement.

Futures contracts may be bought and sold on U.S. and non-U.S. exchanges. Futures contracts in the U.S. have been designed by exchanges that have been designated “contract markets” by the CFTC and must be executed through a futures commission merchant (“FCM”), which is a brokerage firm that is a member of the relevant contract market. Each exchange guarantees performance of the contracts as between the clearing members of the exchange, thereby reducing the risk of counterparty default. Futures contracts may also be entered into on certain exempt markets, including exempt boards of trade and electronic trading facilities, available to certain market participants. Because all transactions in the futures market are made, offset or fulfilled by an FCM through a clearinghouse associated with the exchange on which the contracts are traded, a Fund will incur brokerage fees when they buy or sell futures contracts.

To the extent a Fund invests in futures contracts, such Fund will generally buy and sell futures contracts only on contract markets (including exchanges or boards of trade) where there appears to be an active market for the futures contracts, but there is no assurance that an active market will exist for any particular contract or at any particular time. An active market makes it more likely that futures contracts will be liquid and bought and sold at competitive market prices. In addition, many of the futures contracts available may be relatively new instruments without a significant trading history. As a result, there can be no assurance that an active market will develop or continue to exist.

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When a Fund enters into a futures contract, it must deliver to an account controlled by the FCM (that has been selected by the Fund), an amount referred to as “initial margin” that is typically calculated as an amount equal to the volatility in market value of a contract over a fixed period. Initial margin requirements are determined by the respective exchanges on which the futures contracts are traded and the FCM. Thereafter, a “variation margin” amount may be required to be paid by the Fund or received by the Fund in accordance with margin controls set for such accounts, depending upon changes in the marked-to market value of the futures contract. The account is marked-to market daily and the variation margin is monitored the Adviser and Custodian (defined below) on a daily basis. When the futures contract is closed out, if a Fund has a loss equal to or greater than the margin amount, the margin amount is paid to the FCM along with any loss in excess of the margin amount. If a Fund has a loss of less than the margin amount, the excess margin is returned to such Fund. If a Fund has a gain, the full margin amount and the amount of the gain is paid to such Fund.

Some futures contracts provide for the delivery of securities that are different than those that are specified in the contract. For a futures contract for delivery of debt securities, on the settlement date of the contract, adjustments to the contract can be made to recognize differences in value arising from the delivery of debt securities with a different interest rate from that of the particular debt securities that were specified in the contract. In some cases, securities called for by a futures contract may not have been issued when the contract was written.

Risks of futures contracts. The Funds’ use of futures contracts is subject to the risks associated with derivative instruments generally. In addition, a purchase or sale of a futures contract may result in losses to the Funds in excess of the amount that a Fund delivered as initial margin. Because of the relatively low margin deposits required, futures trading involves a high degree of leverage; as a result, a relatively small price movement in a futures contract may result in immediate and substantial loss, or gain, to a Fund. In addition, if a Fund has insufficient cash to meet daily variation margin requirements or close out a futures position, it may have to sell securities from its portfolio at a time when it may be disadvantageous to do so. Adverse market movements could cause a Fund to experience substantial losses on an investment in a futures contract.

There is a risk of loss by the Funds of the initial and variation margin deposits in the event of bankruptcy of the FCM with which a Fund has an open position in a futures contract. The assets of a Fund may not be fully protected in the event of the bankruptcy of the FCM or central counterparty because the Fund might be limited to recovering only a pro rata share of all available funds and margin segregated on behalf of an FCM’s customers. If the FCM does not provide accurate reporting, the Funds are also subject to the risk that the FCM could use a Fund’s assets, which are held in an omnibus account with assets belonging to the FCM’s other customers, to satisfy its own financial obligations or the payment obligations of another customer to the central counterparty.

The Funds may not be able to properly hedge or effect its strategy when a liquid market is unavailable for the futures contract a Fund wishes to close, which may at times occur. In addition, when futures contracts are used for hedging, there may be an imperfect correlation between movements in the prices of the underlying reference instrument on which the futures contract is based and movements in the prices of the assets sought to be hedged.

If the Adviser’s investment judgment about the general direction of market prices or interest or currency exchange rates is incorrect, a Fund’s overall performance will be poorer than if it had not entered into a futures contract. For example, if a Fund has purchased futures to hedge against the possibility of an increase in interest rates that would adversely affect the price of bonds held in its portfolio and interest rates instead decrease, such Fund will lose part or all of the benefit of the increased value of the bonds which it has hedged. This is because its losses in its futures positions will offset some or all of its gains from the increased value of the bonds.

The difference (called the “spread”) between prices in the cash market for the purchase and sale of the underlying reference instrument and the prices in the futures market is subject to fluctuations and distortions due to differences in the nature of those two markets. First, all participants in the futures market are subject to initial deposit and variation margin requirements. Rather than meeting additional variation margin requirements, investors may close futures contracts through offsetting transactions that could distort the normal pricing spread between the cash and futures markets. Second, the liquidity of the futures markets depends on participants entering into offsetting transactions rather than making or taking delivery of the underlying instrument. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced, resulting in pricing distortion. Third, from the point of view of speculators, the margin deposit requirements that apply in the futures market are less onerous than similar margin requirements in the securities market. Therefore, increased participation by speculators in the futures market may cause temporary price distortions.

Futures contracts that are traded on non-U.S. exchanges may not be as liquid as those purchased on CFTC-designated contract markets. In addition, non-U.S. futures contracts may be subject to varied regulatory oversight. The price of any non-U.S. futures contract and, therefore, the potential profit and loss thereon, may be affected by any change in the non-U.S. exchange rate between the time a particular order is placed and the time it is liquidated, offset or exercised.

The CFTC and the various exchanges have established limits referred to as “speculative position limits” on the maximum net long or net short position that any person, such as the Funds, may hold or control in a particular futures contract. Trading limits are also imposed on the maximum number of contracts that any person may trade on a particular trading day. An exchange may order the liquidation of positions found to be in violation of these limits and it may impose other sanctions or restrictions. The regulation of futures, as well as other derivatives, is a rapidly changing area of law. For more information, see “Developing government regulation of derivatives” below.

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Futures exchanges may also limit the amount of fluctuation permitted in certain futures contract prices during a single trading day. This daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day’s settlement price. Once the daily limit has been reached in a futures contract subject to the limit, no more trades may be made on that day at a price beyond that limit. The daily limit governs only price movements during a particular trading day and does not limit potential losses because the limit may prevent the liquidation of unfavorable positions. For example, futures prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of positions and subjecting some holders of futures contracts to substantial losses.

Options on futures contracts. Options on futures contracts trade on the same contract markets as the underlying futures contract. When a Fund buys an option, it pays a premium for the right, but does not have the obligation, to purchase (call) or sell (put) a futures contract at a set price (the exercise price). The purchase of a call or put option on a futures contract, whereby a Fund has the right to purchase or sell, respectively, a particular futures contract, is similar in some respects to the purchase of a call or put option on an individual security or currency. Depending on the premium paid for the option compared to either the price of the futures contract upon which it is based or the price of the underlying reference instrument, the option may be less risky than direct ownership of the futures contract or the underlying reference instrument. For example, a Fund could purchase a call option on a long futures contract when seeking to hedge against an increase in the market value of the underlying reference instrument, such as appreciation in the value of a non-U.S. currency against the U.S. dollar.

The seller (writer) of an option becomes contractually obligated to take the opposite futures position if the buyer of the option exercises its rights to the futures position specified in the option. In return for the premium paid by the buyer, the seller assumes the risk of taking a possibly adverse futures position. In addition, the seller will be required to post and maintain initial and variation margin with the FCM. One goal of selling (writing) options on futures may be to receive the premium paid by the option buyer. For more general information about the mechanics of purchasing and writing options, see “Options” below.

Risks of options on futures contracts. A Fund’s use of options on futures contracts are subject to the risks related to derivative instruments generally. In addition, the amount of risk a Fund assumes when it purchases an option on a futures contract is the premium paid for the option plus related transaction costs. The purchase of an option also entails the risk that changes in the value of the underlying futures contract will not be fully reflected in the value of the option purchased. The seller (writer) of an option on a futures contract is subject to the risk of having to take a possibly adverse futures position if the purchaser of the option exercises its rights. If the seller were required to take such a position, it could bear substantial losses. An option writer has potentially unlimited economic risk because its potential loss, except to the extent offset by the premium received, is equal to the amount the option is “in-the-money” at the expiration date. A call option is in-the-money if the value of the underlying futures contract exceeds the exercise price of the option. A put option is in-the-money if the exercise price of the option exceeds the value of the underlying futures contract.

Options. An option is a contract that gives the purchaser of the option, in return for the premium paid, the right to buy an underlying reference instrument, such as a specified security, currency, index, or other instrument, from the writer of the option (in the case of a call option), or to sell a specified reference instrument to the writer of the option (in the case of a put option) at a designated price during the term of the option. The premium paid by the buyer of an option will reflect, among other things, the relationship of the exercise price to the market price and the volatility of the underlying reference instrument, the remaining term of the option, supply, demand, interest rates and/or currency exchange rates. An American style put or call option may be exercised at any time during the option period while a European style put or call option may be exercised only upon expiration or during a fixed period prior thereto. Put and call options are traded on national securities exchanges and in the OTC market.

Options traded on national securities exchanges are within the jurisdiction of the SEC or other appropriate national securities regulator, as are securities traded on such exchanges. As a result, many of the protections provided to traders on organized exchanges will be available with respect to such transactions. In particular, all option positions entered into on a national securities exchange in the United States are cleared and guaranteed by the Options Clearing Corporation, thereby reducing the risk of counterparty default. Furthermore, a liquid secondary market in options traded on a national securities exchange may be more readily available than in the OTC market, potentially permitting a Fund to liquidate open positions at a profit prior to exercise or expiration, or to limit losses in the event of adverse market movements. There is no assurance, however, that higher than anticipated trading activity or other unforeseen events might not temporarily render the capabilities of the Options Clearing Corporation inadequate, and thereby result in the exchange instituting special procedures which may interfere with the timely execution of a Fund’s orders to close out open options positions.

Purchasing call and put options. As the buyer of a call option, a Fund has a right to buy the underlying reference instrument (e.g., a currency or security) at the exercise price at any time during the option period (for American style options). The Funds may enter into closing sale transactions with respect to call options, exercise them, or permit them to expire. For example, a Fund may buy call options on underlying reference instruments that it intends to buy with the goal of limiting the risk of a substantial increase in their market price before the purchase is effected. Unless the price of the underlying reference instrument changes sufficiently, a call option purchased by a Fund may expire without any value to the Fund, in which case such Fund would experience a loss to the extent of the premium paid for the option plus related transaction costs.

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As the buyer of a put option, a Fund has the right to sell the underlying reference instrument at the exercise price at any time during the option period (for American style options). Like a call option, the Funds may enter into closing sale transactions with respect to put options, exercise them or permit them to expire. A Fund may buy a put option on an underlying reference instrument owned by the Fund (a protective put) as a hedging technique in an attempt to protect against an anticipated decline in the market value of the underlying reference instrument. Such hedge protection is provided only during the life of the put option when the Fund, as the buyer of the put option, is able to sell the underlying reference instrument at the put exercise price, regardless of any decline in the underlying instrument’s market price. The Funds may also seek to offset a decline in the value of the underlying reference instrument through appreciation in the value of the put option. A put option may also be purchased with the intent of protecting unrealized appreciation of an instrument when the Adviser deems it desirable to continue to hold the instrument because of tax or other considerations. The premium paid for the put option and any transaction costs would reduce any short-term capital gain that may be available for distribution when the instrument is eventually sold. Buying put options at a time when the buyer does not own the underlying reference instrument allows the buyer to benefit from a decline in the market price of the underlying reference instrument, which generally increases the value of the put option.

If a put option was not terminated in a closing sale transaction when it has remaining value, and if the market price of the underlying reference instrument remains equal to or greater than the exercise price during the life of the put option, the buyer would not make any gain upon exercise of the option and would experience a loss to the extent of the premium paid for the option plus related transaction costs. In order for the purchase of a put option to be profitable, the market price of the underlying reference instrument must decline sufficiently below the exercise price to cover the premium and transaction costs.

Writing call and put options. Writing options may permit the writer to generate additional income in the form of the premium received for writing the option. The writer of an option may have no control over when the underlying reference instruments must be sold (in the case of a call option) or purchased (in the case of a put option) because the writer may be notified of exercise at any time prior to the expiration of the option (for American style options). In general, though, options are infrequently exercised prior to expiration. Whether or not an option expires unexercised, the writer retains the amount of the premium. Writing “covered” call options means that the writer owns the underlying reference instrument that is subject to the call option. Call options may also be written on reference instruments that the writer does not own.

If a Fund writes a covered call option, any underlying reference instruments that are held by the Fund and are subject to the call option will be earmarked on the books of such Fund as segregated to satisfy its obligations under the option. A Fund will be unable to sell the underlying reference instruments that are subject to the written call option until it either effects a closing transaction with respect to the written call, or otherwise satisfies the conditions for release of the underlying reference instruments from segregation. As the writer of a covered call option, a Fund gives up the potential for capital appreciation above the exercise price of the option should the underlying reference instrument rise in value. If the value of the underlying reference instrument rises above the exercise price of the call option, the reference instrument will likely be “called away,” requiring a Fund to sell the underlying instrument at the exercise price. In that case, the Fund will sell the underlying reference instrument to the option buyer for less than its market value, and such Fund will experience a loss (which will be offset by the premium received by the Fund as the writer of such option). If a call option expires unexercised, the Fund will realize a gain in the amount of the premium received. If the market price of the underlying reference instrument decreases, the call option will not be exercised and the Fund will be able to use the amount of the premium received to hedge against the loss in value of the underlying reference instrument. The exercise price of a call option will be chosen based upon the expected price movement of the underlying reference instrument. The exercise price of a call option may be below, equal to (at-the-money), or above the current value of the underlying reference instrument at the time the option is written.

As the writer of a put option, a Fund has a risk of loss should the underlying reference instrument decline in value. If the value of the underlying reference instrument declines below the exercise price of the put option and the put option is exercised, the Fund, as the writer of the put option, will be required to buy the instrument at the exercise price, which will exceed the market value of the underlying reference instrument at that time. A Fund will incur a loss to the extent that the current market value of the underlying reference instrument is less than the exercise price of the put option. However, the loss will be offset in part by the premium received from the buyer of the put. If a put option written by a Fund expires unexercised, such Fund will realize a gain in the amount of the premium received.

Closing out options (exchange-traded options). If the writer of an option wants to terminate its obligation, the writer may effect a “closing purchase transaction” by buying an option of the same series as the option previously written. The effect of the purchase is that the clearing corporation will cancel the option writer’s position. However, a writer may not effect a closing purchase transaction after being notified of the exercise of an option. Likewise, the buyer of an option may recover all or a portion of the premium that it paid by effecting a “closing sale transaction” by selling an option of the same series as the option previously purchased and receiving a premium on the sale. There is no guarantee that either a closing purchase or a closing sale transaction may be made at a time desired by a Fund. Closing transactions allow a Fund to terminate its positions in written and purchased options. A Fund will realize a profit from a closing transaction if the price of the transaction is less than the premium received from writing the original option (in the case of written options) or is more than the premium paid by the Fund to buy the option (in the case of purchased options). For example, increases in the market price of a call option sold by a Fund will generally reflect increases in the market price of the underlying reference instrument. As a result, any loss resulting from a closing transaction on a written call option is likely to be offset in whole or in part by appreciation of the underlying instrument owned by the Fund.

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Over-the-counter options. Like exchange-traded options, OTC options give the holder the right to buy from the writer, in the case of OTC call options, or sell to the writer, in the case of OTC put options, an underlying reference instrument at a stated exercise price. OTC options, however, differ from exchange-traded options in certain material respects.

OTC options are arranged directly with dealers and not with a clearing corporation or exchange. Consequently, there is a risk of non-performance by the dealer, including because of the dealer’s bankruptcy or insolvency. While the Funds use only counterparties, such as dealers, that meet its credit quality standards, in unusual or extreme market conditions, a counterparty’s creditworthiness and ability to perform may deteriorate rapidly, and the availability of suitable replacement counterparties may become limited. Because there is no exchange, pricing is typically done based on information from market makers or other dealers. OTC options are available for a greater variety of underlying reference instruments and in a wider range of expiration dates and exercise prices than exchange-traded options.

There can be no assurance that a continuous liquid secondary market will exist for any particular OTC option at any specific time. The Funds may be able to realize the value of an OTC option it has purchased only by exercising it or entering into a closing sale transaction with the dealer that issued it. When a Fund writes an OTC option, it generally can close out that option prior to its expiration only by entering into a closing purchase transaction with the dealer with which such Fund originally wrote the option. A Fund may suffer a loss if it is not able to exercise (in the case of a purchased option) or enter into a closing sale transaction on a timely basis.

The staff of the SEC has taken the position that purchased OTC options on securities are considered illiquid securities. Pending a change in the staff’s position, the Funds will treat such OTC options on securities as illiquid and subject to such Fund’s limitation on illiquid securities.

Interest rate caps. An interest rate cap is a type of OTC option. The buyer of an interest rate cap pays a premium to the seller in exchange for payments at set intervals for which a floating interest rate exceeds an agreed upon interest rate. The floating interest rate may be tied to a reference rate, a long-term swap rate or other benchmark. The amount of each payment is determined by reference to a specified “notional” amount of money. Interest rate caps do not involve the delivery of securities, other underlying instruments, or principal amounts. Accordingly, barring counterparty risk, the risk of loss to the purchaser of an interest rate cap is limited to the amount of the premium paid.

An interest rate cap can be used to increase or decrease exposure to various interest rates, including to hedge interest rate risk. By purchasing an interest rate cap, the buyer of the cap can benefit from rising interest rates while limiting its downside risk to the amount of the premium paid. If a Fund buys an interest rate cap and the Adviser is correct at predicting the direction of interest rates, the interest rate cap will increase in value. But if the Adviser is incorrect at predicting the direction, the interest rate cap will expire worthless.

By writing (selling) an interest rate cap, the seller of the cap can benefit by receiving a premium in exchange for assuming an obligation to make payments at set intervals for which a floating interest rate exceeds an agreed upon interest rate. If interest rates rise above the agreed upon cap, the seller’s obligation to make payments may result in losses in excess of the premium received.

Correctly predicting the value of an interest rate cap requires an understanding of the referenced interest rate, and a Fund bears the risk that the Adviser will not correctly forecast future market events, such as interest rate movements. Interest rate caps also involve the risks associated with derivative instruments generally, as described herein, including the risks associated with OTC options.

Risks of options. The Funds’ options investments involve certain risks, including general risks related to derivative instruments. There can be no assurance that a liquid secondary market on an exchange will exist for any particular option, or at any particular time, and the Funds may have difficulty effecting closing transactions in particular options. Therefore, a Fund would have to exercise the options it purchased in order to realize any profit, thus taking or making delivery of the underlying reference instrument when not desired. A Fund could then incur transaction costs upon the sale of the underlying reference instruments. Similarly, when a Fund cannot affect a closing transaction with respect to a put option it wrote, and the buyer exercises, such Fund would be required to take delivery and would incur transaction costs upon the sale of the underlying reference instruments purchased. If a Fund, as a covered call option writer, is unable to affect a closing purchase transaction in a secondary market, it will not be able to sell the underlying reference instrument until the option expires, it delivers the underlying instrument upon exercise, or it segregates enough liquid assets to purchase the underlying reference instrument at the marked-to-market price during the term of the option. When trading options on non-U.S. exchanges or in the OTC market, many of the protections afforded to exchange participants will not be available. For example, there may be no daily price fluctuation limits, and adverse market movements could therefore continue to an unlimited extent over an indefinite period of time.

The effectiveness of an options strategy for hedging depends on the degree to which price movements in the underlying reference instruments correlate with price movements in the relevant portion of the Fund’s portfolio that is being hedged. In addition, a Fund bears the risk that the prices of its portfolio investments will not move in the same amount as the option it has purchased or sold for hedging purposes, or that there may be a negative correlation that would result in a loss on both the investments and the option. If the Adviser is not successful in using options in managing a Fund’s investments, such Fund’s performance will be worse than if the Adviser did not employ such strategies.

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Swaps. Generally, swap agreements are contracts between a Fund and another party (the swap counterparty) involving the exchange of payments on specified terms over periods ranging from a few days to multiple years. A swap agreement may be negotiated bilaterally and traded OTC between the two parties (for an uncleared swap) or, in some instances, must be transacted through an FCM and cleared through a clearinghouse that serves as a central counterparty (for a cleared swap). In a basic swap transaction, a Fund agrees with the swap counterparty to exchange the returns (or differentials in rates of return) and/or cash flows earned or realized on a particular “notional amount” or value of predetermined underlying reference instruments. The notional amount is the set dollar or other value selected by the parties to use as the basis on which to calculate the obligations that the parties to a swap agreement have agreed to exchange. The parties typically do not actually exchange the notional amount. Instead, they agree to exchange the returns that would be earned or realized if the notional amount were invested in given investments or at given interest rates. Examples of returns that may be exchanged in a swap agreement are those of a particular security, a particular fixed or variable interest rate, a particular non-U.S. currency, or a “basket” of securities representing a particular index. Swaps can also be based on credit and other events.

The Funds will generally enter into swap agreements on a net basis, which means that the two payment streams that are to be made by a Fund and its counterparty with respect to a particular swap agreement are netted out, with such Fund receiving or paying, as the case may be, only the net difference in the two payments. A Fund’s obligations (or rights) under a swap agreement that is entered into on a net basis will generally be the net amount to be paid or received under the agreement based on the relative values of the obligations of each party upon termination of the agreement or at set valuation dates. A Fund will accrue its obligations under a swap agreement daily (offset by any amounts the counterparty owes such Fund). If the swap agreement does not provide for that type of netting, the full amount of the Fund’s obligations will be accrued on a daily basis.

Comprehensive swaps regulation. The Dodd-Frank Wall Street Reform and Consumer Protection Act of 2010 (the “Dodd-Frank Act”) and related regulatory developments imposed comprehensive regulatory requirements on swaps and swap market participants. The regulatory framework includes: (1) registration and regulation of swap dealers and major swap participants; (2) requiring central clearing and execution of standardized swaps; (3) imposing margin requirements on swap transactions; (4) regulating and monitoring swap transactions through position limits and large trader reporting requirements; and (5) imposing record keeping and centralized and public reporting requirements, on an anonymous basis, for most swaps. The CFTC is responsible for the regulation of most swaps. The SEC has jurisdiction over a small segment of the market referred to as “security-based swaps,” which includes swaps on single securities or credits, or narrow-based indices of securities or credits.

Uncleared swaps. In an uncleared swap, the swap counterparty is typically a brokerage firm, bank or other financial institution. The Funds customarily enter into uncleared swaps based on the standard terms and conditions of an International Swaps and Derivatives Association (“ISDA”) Master Agreement. ISDA is a voluntary industry association of participants in the over-the-counter derivatives markets that has developed standardized contracts used by such participants that have agreed to be bound by such standardized contracts. In the event that one party to a swap transaction defaults and the transaction is terminated prior to its scheduled termination date, one of the parties may be required to make an early termination payment to the other. An early termination payment may be payable by either the defaulting or non-defaulting party, depending upon which of them is “in-the-money” with respect to the swap at the time of its termination. Early termination payments may be calculated in various ways, but are intended to approximate the amount the “in-the-money” party would have to pay to replace the swap as of the date of its termination.

During the term of an uncleared swap, a Fund is required to pledge to the swap counterparty, from time to time, an amount of cash and/or other assets equal to the total net amount (if any) that would be payable by such Fund to the counterparty if all outstanding swaps between the parties were terminated on the date in question, including any early termination payments (“variation margin”). Periodically, changes in the amount pledged are made to recognize changes in value of the contract resulting from, among other things, interest on the notional value of the contract, market value changes in the underlying investment, and/or dividends paid by the issuer of the underlying instrument. Likewise, the counterparty will be required to pledge cash or other assets to cover its obligations to the Fund. However, the amount pledged may not always be equal to or more than the amount due to the other party. Therefore, if a counterparty defaults in its obligations to a Fund, the amount pledged by the counterparty and available to such Fund may not be sufficient to cover all the amounts due to the Fund and the Fund may sustain a loss.

Currently, the Funds do not intend to typically provide initial margin in connection with uncleared swaps. However, rules requiring initial margin for uncleared swaps have been adopted and are being phased in over time. When these rules take effect, if a Fund is deemed to have material swaps exposure under applicable swap regulations, the Fund will be required to post initial margin in addition to variation margin.

Cleared swaps. Certain standardized swaps are subject to mandatory central clearing and exchange-trading. The Dodd-Frank Act and implementing rules will ultimately require the clearing and exchange-trading of many swaps. Mandatory exchange-trading and clearing will occur on a phased-in basis based on the type of market participant, CFTC approval of contracts for central clearing and public trading facilities making such cleared swaps available to trade. To date, the CFTC has designated only certain of the most common types of credit default index swaps and interest rate swaps as subject to mandatory clearing and certain public trading facilities have made certain of those cleared swaps available to trade, but it is expected that additional categories of swaps will in the future be designated as subject to mandatory clearing and trade execution requirements. Central clearing is intended to reduce counterparty credit risk and increase liquidity, but central clearing does not eliminate these risks and may involve additional costs and risks not involved with uncleared swaps. See “Risks of cleared swaps” below.

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In a cleared swap, a Fund’s ultimate counterparty is a central clearinghouse rather than a brokerage firm, bank or other financial institution. Cleared swaps are submitted for clearing through each party’s FCM, which must be a member of the clearinghouse that serves as the central counterparty. Transactions executed on a swap execution facility (“SEF”) may increase market transparency and liquidity but may require a Fund to incur increased expenses to access the same types of swaps that it has used in the past. When a Fund enters into a cleared swap, it must deliver to the central counterparty (via the FCM) an amount referred to as “initial margin.” Initial margin requirements are determined by the central counterparty and are typically calculated as an amount equal to the volatility in market value of the cleared swap over a fixed period, but an FCM may require additional initial margin above the amount required by the central counterparty. During the term of the swap agreement, a “variation margin” amount may also be required to be paid by a Fund or may be received by a Fund in accordance with margin controls set for such accounts. If the value of a Fund’s cleared swap declines, the Fund will be required to make additional “variation margin” payments to the FCM to settle the change in value. Conversely, if the market value of a Fund’s position increases, the FCM will post additional “variation margin” to the Fund’s account. At the conclusion of the term of the swap agreement, if a Fund has a loss equal to or greater than the margin amount, the margin amount is paid to the FCM along with any loss in excess of the margin amount. If the Fund has a loss of less than the margin amount, the excess margin is returned to the Fund. If the Fund has a gain, the full margin amount and the amount of the gain is paid to the Fund.

Credit default swaps. The “buyer” of protection in a credit default swap agreement is obligated to pay the “seller” a periodic stream of payments over the term of the agreement in return for a payment by the “seller” that is contingent upon the occurrence of a credit event with respect to a specific underlying reference debt obligation (whether as a single debt instrument or as part of an index of debt instruments). The contingent payment by the seller generally is the face amount of the debt obligation, in return for the buyer’s obligation to make periodic cash payments and deliver in physical form the reference debt obligation or a cash payment equal to the then-current market value of that debt obligation at the time of the credit event. If no credit event occurs, the seller would receive a fixed rate of income throughout the term of the contract, while the buyer would lose the amount of its payments and recover nothing. The buyer is also subject to the risk that the seller will not satisfy its contingent payment obligation, if and when due.

Purchasing protection through a credit default swap may be used to attempt to hedge against a decline in the value of debt security or securities due to a credit event. The seller of protection under a credit default swap receives periodic payments from the buyer but is exposed to the risk that the value of the reference debt obligation declines due to a credit event and that it will have to pay the face amount of the reference obligation to the buyer. Selling protection under a credit default swap may also permit the seller to gain exposure that is similar to owning the reference debt obligation directly. As the seller of protection, a Fund would effectively add leverage to its portfolio because, in addition to its total assets, such Fund would be subject to the risk that there would be a credit event and the Fund would have to make a substantial payment in the future.

Generally, a credit event means bankruptcy, failure to timely pay interest or principal, obligation acceleration or default, or repudiation or restructuring of the reference debt obligation. There may be disputes between the buyer or seller of a credit default swap agreement or within the swaps market as a whole as to whether or not a credit event has occurred or what the payout should be which could result in litigation. In some instances where there is a dispute in the credit default swap market, a regional Determinations Committee set up by ISDA may make an official binding determination regarding the existence of credit events with respect to the reference debt obligation of a credit default swap agreement or, in the case of a credit default swap on an index, with respect to a component of the index underlying the credit default swap agreement. In the case of a credit default swap on an index, the existence of a credit event is determined according to the index methodology, which may in turn refer to determinations made by ISDA’s Determinations Committees with respect to particular components of the index.

ISDA’s Determinations Committees are comprised principally of dealers in the OTC derivatives markets which may have a conflicting interest in the determination regarding the existence of a particular credit event. In addition, in the sovereign debt market, a credit default swap agreement may not provide the protection generally anticipated because the government issuer of the sovereign debt instruments may be able to restructure or renegotiate the debt in such a manner as to avoid triggering a credit event. Moreover, (1) sovereign debt obligations may not incorporate common, commercially acceptable provisions, such as collective action clauses, or (2) the negotiated restructuring of the sovereign debt may be deemed non-mandatory on all holders. As a result, the determination committee might then not be able to determine, or may be able to avoid having to determine, that a credit event under the credit default agreement has occurred.

For these and other reasons, the buyer of protection in a credit default swap agreement is subject to the risk that certain occurrences, such as particular restructuring events affecting the value of the underlying reference debt obligation, or the restructuring of sovereign debt, may not be deemed credit events under the credit default swap agreement. Therefore, if the credit default swap was purchased as a hedge or to take advantage of an anticipated increase in the value of credit protection for the underlying reference obligation, it may not provide any hedging benefit or otherwise increase in value as anticipated. Similarly, the seller of protection in a credit default swap agreement is subject to the risk that certain occurrences may be deemed to be credit events under the credit default swap agreement, even if these occurrences do not adversely impact the value or creditworthiness of the underlying reference debt obligation.

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Interest rate swaps. An interest rate swap is an agreement between two parties to exchange interest rate payment obligations. Typically, one party’s obligation is based on an interest rate fixed to maturity while the other party’s obligation is based on an interest rate that changes in accordance with changes in a designated benchmark (for example, Secured Overnight Financing Rate (SOFR), prime rate, commercial paper rate, or other benchmarks). Alternatively, both payment obligations may be based on an interest rate that changes in accordance with changes in a designated benchmark (also known as a “basis swap”). In a basis swap, the rates may be based on different benchmarks (for example, SOFR versus commercial paper) or on different terms of the same benchmark (for example, one-month SOFR versus three-month SOFR ). Each party’s payment obligation under an interest rate swap is determined by reference to a specified “notional” amount of money. Therefore, interest rate swaps generally do not involve the delivery of securities, other underlying instruments, or principal amounts; rather they entail the exchange of cash payments based on the application of the designated interest rates to the notional amount. Accordingly, barring swap counterparty or FCM default, the risk of loss in an interest rate swap is limited to the net amount of interest payments that a Fund is obligated to make or receive (as applicable), as well as any early termination payment payable by or to such Fund upon early termination of the swap.

By swapping fixed interest rate payments for floating payments, an interest rate swap can be used to increase or decrease a Fund’s exposure to various interest rates, including to hedge interest rate risk. Interest rate swaps are generally used to permit the party seeking a floating rate obligation the opportunity to acquire such obligation at a rate lower than is directly available in the credit markets, while permitting the party desiring a fixed-rate obligation the opportunity to acquire such a fixed-rate obligation, also frequently at a rate lower than is directly available in the credit markets. The success of such a transaction depends in large part on the availability of fixed-rate obligations at interest (or coupon) rates low enough to cover the costs involved. Similarly, a basis swap can be used to increase or decrease a Fund’s exposure to various interest rates, including to hedge against or speculate on the spread between the two indexes, or to manage duration. An interest rate swap transaction is affected by change in interest rates, which, in turn, may affect the prepayment rate of any underlying debt obligations upon which the interest rate swap is based.

Inflation index swaps. An inflation index swap is a contract between two parties, whereby one party makes payments based on the cumulative percentage increase in an index that serves as a measure of inflation (typically, the Consumer Price Index) and the other party makes a regular payment based on a compounded fixed rate. Each party’s payment obligation under the swap is determined by reference to a specified “notional” amount of money. Typically, an inflation index swap has payment obligations netted and exchanged upon maturity. The value of an inflation index swap is expected to change in response to changes in the rate of inflation. If inflation increases at a faster rate than anticipated at the time the swap is entered into, the swap will increase in value. Similarly, if inflation increases at a rate slower than anticipated at the time the swap is entered into, the swap will decrease in value.

Equity total return swaps. A total return swap (also sometimes referred to as a synthetic equity swap or “contract for difference” when written with respect to an equity security or basket of equity securities) is an agreement between two parties under which the parties agree to make payments to each other so as to replicate the economic consequences that would apply had a purchase or short sale of the underlying reference instrument or index thereof taken place. For example, one party agrees to pay the other party the total return earned or realized on the notional amount of an underlying equity security and any dividends declared with respect to that equity security. In return the other party makes payments, typically at a floating rate, calculated based on the notional amount.

Options on swap agreements. An option on a swap agreement generally is an OTC option (see the discussion above on OTC options) that gives the buyer of the option the right, but not the obligation, in return for payment of a premium to the seller, to enter into a previously negotiated swap agreement, or to extend, terminate or otherwise modify the terms of an existing swap agreement. The writer (seller) of an option on a swap agreement receives premium payments from the buyer and, in exchange, becomes obligated to enter into or modify an underlying swap agreement upon the exercise of the option by the buyer. When a Fund purchases an option on a swap agreement, it risks losing only the amount of the premium it has paid should it decide to let the option expire unexercised, plus any related transaction costs.

There can be no assurance that a liquid secondary market will exist for any particular option on a swap agreement, or at any particular time, and a Fund may have difficulty affecting closing transactions in particular options on swap agreements. Therefore, such Fund may have to exercise the options that it purchases in order to realize any profit and take delivery of the underlying swap agreement. The Fund could then incur transaction costs upon the sale or closing out of the underlying swap agreement. In the event that the option on a swap is exercised, the counterparty for such option would be the same counterparty with whom the Fund entered into the underlying swap.

However, if a Fund writes (sells) an option on a swap agreement, such Fund is bound by the terms of the underlying swap agreement upon exercise of the option by the buyer, which may result in losses to the Fund in excess of the premium it received. Options on swap agreements involve the risks associated with derivative instruments generally, as described above, as well as the additional risks associated with both options and swaps generally.

Options on swap agreements are considered to be swaps for purposes of CFTC regulation. Although they are traded OTC, the CFTC may in the future designate certain options on swaps as subject to mandatory clearing. For more information, see “Cleared swaps” and “Risks of cleared swaps.”

An option on an interest rate swap (also sometimes referred to as a “swaption”) is a contract that gives the purchaser the right, but not the obligation, in return for payment of a premium, to enter into a new interest rate swap. A pay fixed option on an interest rate swap gives the buyer the right to establish a position in an interest rate swap where the buyer will pay (and the writer will receive) the fixed-rate cash flows and receive (and the writer will pay) the floating-rate cash flows. In general, most options on interest rate swaps are “European” exercise, which means that they can only be exercised at the end of the option term. Depending on the movement of interest rates between the time of purchase and expiration, the value of the underlying interest rate swap and therefore also the value of the option on the interest rate swap will change.

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An option on a credit default swap is a contract that gives the buyer the right (but not the obligation), in return for payment of a premium to the option seller, to enter into a new credit default swap on a reference entity at a predetermined spread on a future date. This spread is the price at which the contract is executed (the option strike price). Similar to a put option, in a payer option on a credit default swap, the option buyer pays a premium to the option seller for the right, but not the obligation, to buy credit protection on a reference entity (e.g., a particular portfolio security) at a predetermined spread on a future date. Similar to a call option, in a receiver option on a credit default swap the option buyer pays a premium for the right, but not the obligation to sell credit default swap protection on a reference entity or index. Depending on the movement of market spreads with respect to the particular referenced debt securities between the time of purchase and expiration of the option, the value of the underlying credit default swap and therefore the value of the option will change. Options on credit default swaps currently are traded OTC and the specific terms of each option on a credit default swap are negotiated directly with the counterparty.

Commodity-linked total return swaps. A commodity-linked total return swap is an agreement between two parties under which the parties agree to exchange a fixed return or interest rate on the notional amount of the swap for the return of a particular commodities index, commodity contract or basket of commodity contracts as if such notional amount had been invested in such index, commodity contract or basket of commodity contracts. For example, one party agrees to pay the other party the return on a particular index multiplied by the notional amount of the swap. In return, the other party makes periodic payments, such as at a floating interest rate, calculated based on such notional amount. If the commodity swap is for one period, a Fund may pay a fixed fee, established at the outset of the swap. However, if the term of the commodity swap is more than one period, with interim swap payments, a Fund may pay an adjustable or floating fee. With a “floating” rate, the fee may be pegged to a base rate, such as the SOFR, and is adjusted each period. Therefore, if interest rates increase over the term of the swap contract, a Fund may be required to pay a higher fee at each swap reset date.

Risks of swaps generally. The use of swap transactions is a highly specialized activity, which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Whether the Funds will be successful in using swap agreements to achieve its investment goal depends on the ability of the Adviser correctly to predict which types of investments are likely to produce greater returns. If the Adviser, in using swap agreements, is incorrect in its forecasts of market values, interest rates, inflation, currency exchange rates or other applicable factors, the investment performance of a Fund will be less than its performance would have been if it had not used the swap agreements.

The risk of loss to a Fund for swap transactions that are entered into on a net basis depends on which party is obligated to pay the net amount to the other party. If the counterparty is obligated to pay the net amount to a Fund, the risk of loss to the Fund is loss of the entire amount that the Fund is entitled to receive. If a Fund is obligated to pay the net amount, the Fund’s risk of loss is generally limited to that net amount. If the swap agreement involves the exchange of the entire principal value of a security, the entire principal value of that security is subject to the risk that the other party to the swap will default on its contractual delivery obligations. In addition, a Fund’s risk of loss also includes any margin at risk in the event of default by the counterparty (in an uncleared swap) or the central counterparty or FCM (in a cleared swap), plus any transaction costs.

Because bilateral swap agreements are structured as two-party contracts and may have terms of greater than seven days, these swaps may be considered to be illiquid and, therefore, subject to a Fund’s limitation on investments in illiquid securities. If a swap transaction is particularly large or if the relevant market is illiquid, the Fund may not be able to establish or liquidate a position at an advantageous time or price, which may result in significant losses. Participants in the swap markets are not required to make continuous markets in the swap contracts they trade. Participants could refuse to quote prices for swap contracts or quote prices with an unusually widespread between the price at which they are prepared to buy and the price at which they are prepared to sell. Some swap agreements entail complex terms and may require a greater degree of subjectivity in their valuation. However, the swap markets have grown substantially in recent years, with a large number of financial institutions acting both as principals and agents, utilizing standardized swap documentation. As a result, the swap markets have become increasingly liquid. In addition, central clearing and the trading of cleared swaps on public facilities are intended to increase liquidity. The Adviser, under the supervision of the Board, is responsible for determining and monitoring the liquidity of the Funds’ swap transactions.

Rules adopted under the Dodd-Frank Act require centralized reporting of detailed information about many swaps, whether cleared or uncleared. This information is available to regulators and also, to a more limited extent and on an anonymous basis, to the public. Reporting of swap data is intended to result in greater market transparency. This may be beneficial to funds that use swaps in their trading strategies. However, public reporting imposes additional recordkeeping burdens on these funds, and the safeguards established to protect anonymity are not yet tested and may not provide protection of the funds’ identities as intended.

Certain U.S. Internal Revenue Service (“IRS”) positions may limit each Fund’s ability to use swap agreements in a desired tax strategy. It is possible that developments in the swap markets and/or the laws relating to swap agreements, including potential government regulation, could adversely affect a Fund’s ability to benefit from using swap agreements, or could have adverse tax consequences. For more information about potentially changing regulation, see “Developing government regulation of derivatives” below.

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Risks of uncleared swaps. Uncleared swaps are typically executed bilaterally with a swap dealer rather than traded on exchanges. As a result, swap participants may not be as protected as participants on organized exchanges. Performance of a swap agreement is the responsibility only of the swap counterparty and not of any exchange or clearinghouse. As a result, a Fund is subject to the risk that a counterparty will be unable or will refuse to perform under such agreement, including because of the counterparty’s bankruptcy or insolvency. A Fund risks the loss of the accrued but unpaid amounts under a swap agreement, which could be substantial, in the event of a default, insolvency or bankruptcy by a swap counterparty. In such an event, the Fund will have contractual remedies pursuant to the swap agreements, but bankruptcy and insolvency laws could affect such Fund’s rights as a creditor. If the counterparty’s creditworthiness declines, the value of a swap agreement would likely decline, potentially resulting in losses. In unusual or extreme market conditions, a counterparty’s creditworthiness and ability to perform may deteriorate rapidly, and the availability of suitable replacement counterparties may become limited.

Risks of cleared swaps. As noted above, under recent financial reforms, certain types of swaps are, and others eventually are expected to be, required to be cleared through a central counterparty, which may affect counterparty risk and other risks faced by the Funds.

Central clearing is designed to reduce counterparty credit risk and increase liquidity compared to uncleared swaps because central clearing interposes the central clearinghouse as the counterparty to each participant’s swap, but it does not eliminate those risks completely. There is also a risk of loss by a Fund of the initial and variation margin deposits in the event of bankruptcy of the FCM with which the Fund has an open position, or the central counterparty in a swap contract. The assets of a Fund may not be fully protected in the event of the bankruptcy of the FCM or central counterparty because the Fund might be limited to recovering only a pro rata share of all available funds and margin segregated on behalf of an FCM’s customers. If the FCM does not provide accurate reporting, the Funds are also subject to the risk that the FCM could use such Fund’s assets, which are held in an omnibus account with assets belonging to the FCM’s other customers, to satisfy its own financial obligations or the payment obligations of another customer to the central counterparty. Credit risk of cleared swap participants is concentrated in a few clearinghouses, and the consequences of insolvency of a clearinghouse are not clear.

With cleared swaps, a Fund may not be able to obtain as favorable terms as it would be able to negotiate for a bilateral, uncleared swap. In addition, an FCM may unilaterally amend the terms of its agreement with a Fund, which may include the imposition of position limits or additional margin requirements with respect to the Fund’s investment in certain types of swaps. Central counterparties and FCMs can require termination of existing cleared swap transactions upon the occurrence of certain events, and can also require increases in margin above the margin that is required at the initiation of the swap agreement.

Finally, the Funds are subject to the risk that, after entering into a cleared swap with an executing broker, no FCM or central counterparty is willing or able to clear the transaction. In such an event, a Fund may be required to break the trade and make an early termination payment to the executing broker.

Combined transactions. Each Fund may enter into multiple derivative instruments, and any combination of derivative instruments as part of a single or combined strategy (a “Combined Transaction”) when the Adviser believes it is in the best interests of the Fund to do so. A Combined Transaction will usually contain elements of risk that are present in each of its component transactions.

Although Combined Transactions are normally entered into based on the Adviser’s judgment that the combined strategies will reduce risk or otherwise more effectively achieve the desired portfolio management goal(s), it is possible that the combination will instead increase such risks or hinder achievement of the portfolio management objective.

Securities Lending

Each Fund may lend portfolio securities to certain creditworthy borrowers. The borrowers provide collateral that is maintained in an amount at least equal to the current value of the securities loaned. A Fund may terminate a loan at any time and obtain the return of the securities loaned. A Fund receives the value of any interest or cash or non-cash distributions paid on the securities that it lends. Distributions received on loaned securities in lieu of dividend payments (i.e., substitute payments) would not be considered qualified dividend income.

With respect to loans that are collateralized by cash, the borrower will be entitled to receive a fee based on the amount of cash collateral. A Fund is compensated by the difference between the amount earned on the reinvestment of cash collateral and the fee paid to the borrower. In the case of collateral other than cash, the Fund is compensated by a fee paid by the borrower equal to a percentage of the value of the loaned securities. Any cash collateral may be reinvested in certain short-term instruments either directly on behalf of a Fund or through one or more joint accounts or money market funds, which may include those managed by the Adviser.

Each Fund may pay a portion of the interest or fees earned from securities lending to a borrower as described above, and to one or more securities lending agents approved by the Board who administer the lending program for each Fund in accordance with guidelines approved by the Board. In such capacity, the lending agent causes the delivery of loaned securities from a Fund to borrowers, arranges for the return of loaned securities to such Fund at the termination of a loan, requests deposit of collateral, monitors the daily value of the loaned securities and collateral, requests that borrowers add to the collateral when required by the loan agreements, and provides recordkeeping and accounting services necessary for the operation of the program.

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Securities lending involves exposure to certain risks, including operational risk (i.e., the risk of losses resulting from problems in the settlement and accounting process), “gap” risk (i.e., the risk of a mismatch between the return on cash collateral reinvestments and the fees a Fund has agreed to pay a borrower), and credit, legal, counterparty and market risk. In the event a borrower does not return a Fund’s securities as agreed, such Fund may experience losses if the proceeds received from liquidating the collateral do not at least equal the value of the loaned security at the time the collateral is liquidated plus the transaction costs incurred in purchasing replacement securities.

Repurchase Agreements

Each Fund may invest in repurchase agreements with commercial banks, brokers or dealers to generate income from its excess cash balances. A repurchase agreement is an agreement under which a Fund acquires a financial instrument (e.g., a security issued by the U.S. government or an agency thereof, a banker’s acceptance or a certificate of deposit) from a seller, subject to resale to the seller at an agreed upon price and date (normally, the next Business Day). A “Business Day” is any day on which the New York Stock Exchange (“NYSE”) is open for regular trading. A repurchase agreement may be considered a loan collateralized by securities. The resale price reflects an agreed upon interest rate effective for the period the instrument is held by a Fund and is unrelated to the interest rate on the underlying instrument.

In these repurchase agreement transactions, the securities acquired by a Fund (including accrued interest earned thereon) must have a total value in excess of the value of the repurchase agreement and are held by the Fund’s custodian bank until repurchased. No more than an aggregate of 15% of a Fund’s net assets will be invested in illiquid securities, including repurchase agreements having maturities longer than seven days and securities subject to legal or contractual restrictions on resale, or for which there are no readily available market quotations.

The use of repurchase agreements involves certain risks. For example, if the other party to the agreement defaults on its obligation to repurchase the underlying security at a time when the value of the security has declined, a Fund may incur a loss upon disposition of the security. If the other party to the agreement becomes insolvent and subject to liquidation or reorganization under the U.S. Bankruptcy Code or other laws, a court may determine that the underlying security is collateral for a loan by the Fund not within the control of such Fund and, therefore, the Fund may not be able to substantiate its interest in the underlying security and may be deemed an unsecured creditor of the other party to the agreement.

Dollar Rolls

A dollar roll transaction involves a sale by a Fund of a security concurrently with an agreement by the Fund to repurchase a similar security at a later date at an agreed-upon price. A dollar roll may be considered a borrowing giving rise to leverage. The securities that are repurchased will bear the same interest rate and a similar maturity as those sold, but the assets collateralizing these securities may have different prepayment histories than those sold. During the period between the sale and repurchase, the Fund will not be entitled to receive interest and principal payments on the securities sold. Proceeds of the sale will be invested in additional investments, and the income from these investments will generate income for the Fund. If such income does not exceed the income, capital appreciation and gain or loss that would have been realized on the securities sold as part of the dollar roll, the use of this technique will diminish the investment performance of the Fund compared with what the performance would have been without the use of dollar rolls. Dollar rolls involve the risk that the market value of the securities subject to a Fund’s forward purchase commitment may decline below, or the market value of the securities subject to a Fund’s forward sale commitment may increase above, the exercise price of the forward commitment. In the event the buyer of the securities files for bankruptcy or becomes insolvent, a Fund’s use of the proceeds of the current sale portion of the transaction may be restricted.

Tax Risks

As with any investment, you should consider how your investment in Shares will be taxed. The tax information in the Prospectus and this SAI is provided as general information. You should consult your own tax professional about the tax consequences of an investment in Shares.

Unless your investment in Shares is made through a tax-exempt entity or tax-deferred retirement account, such as an individual retirement account, you need to be aware of the possible tax consequences when a Fund makes distributions or you sell Shares.

INVESTMENT RESTRICTIONS

The Trust has adopted the following investment restrictions as fundamental policies with respect to the Funds. These restrictions cannot be changed with respect to a Fund without the approval of the holders of a majority of such Fund’s outstanding voting securities. For the purposes of the 1940 Act, a “majority of outstanding shares” means the vote of the lesser of: (1) 67% or more of the voting securities of the Fund present at the meeting if the holders of more than 50% of the Fund’s outstanding voting securities are present or represented by proxy; or (2) more than 50% of the outstanding voting securities of the Fund.

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Except with the approval of a majority of the outstanding voting securities, each Fund may not:

1.	Borrow money or issue senior securities (as defined under the 1940 Act), except to the extent permitted under the 1940 Act.

2.	Make loans, except to the extent permitted under the 1940 Act.

3.	Purchase or sell real estate unless acquired as a result of ownership of securities or other instruments, except to the extent permitted under the 1940 Act. This shall not prevent the Fund from investing in securities or other instruments backed by real estate, real estate investment trusts (“REITs”) or securities of companies engaged in the real estate business.

4.	Purchase or sell commodities unless acquired as a result of ownership of securities or other instruments, except to the extent permitted under the 1940 Act. This shall not prevent the Fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities.

5.	Underwrite securities issued by other persons, except to the extent permitted under the 1940 Act.

Except with the approval of a majority of the outstanding voting securities, the YieldMax® AAPL Option Income Strategy ETF may not:

6.	Concentrate its investments (i.e., hold more than 25% of its total assets) in any industry or group of related industries except that the Fund will have economic exposure that is concentrated to the industry assigned to AAPL. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities), repurchase agreements collateralized by securities of the U.S. government (including its agencies and instrumentalities), registered investment companies and tax-exempt securities of state or municipal governments and their political subdivisions, are not considered to be issued by members of any industry.

Except with the approval of a majority of the outstanding voting securities, the YieldMax® ABNB Option Income Strategy ETF may not:

6.	Concentrate its investments (i.e., hold more than 25% of its total assets) in any industry or group of related industries except that the Fund will have economic exposure that is concentrated to the industry assigned to ABNB. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities), repurchase agreements collateralized by securities of the U.S. government (including its agencies and instrumentalities), registered investment companies and tax-exempt securities of state or municipal governments and their political subdivisions, are not considered to be issued by members of any industry.

Except with the approval of a majority of the outstanding voting securities, the YieldMax® ADBE Option Income Strategy ETF may not:

6.	Concentrate its investments (i.e., hold more than 25% of its total assets) in any industry or group of related industries except that the Fund will have economic exposure that is concentrated to the industry assigned to ADBE. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities), repurchase agreements collateralized by securities of the U.S. government (including its agencies and instrumentalities), registered investment companies and tax-exempt securities of state or municipal governments and their political subdivisions, are not considered to be issued by members of any industry.

Except with the approval of a majority of the outstanding voting securities, the YieldMax® AI Option Income Strategy ETF may not:

6.	Concentrate its investments (i.e., hold more than 25% of its total assets) in any industry or group of related industries except that the Fund will have economic exposure that is concentrated to the industry assigned to AI. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities), repurchase agreements collateralized by securities of the U.S. government (including its agencies and instrumentalities), registered investment companies and tax-exempt securities of state or municipal governments and their political subdivisions, are not considered to be issued by members of any industry.

Except with the approval of a majority of the outstanding voting securities, the YieldMax® AMD Option Income Strategy ETF may not:

6.	Concentrate its investments (i.e., hold more than 25% of its total assets) in any industry or group of related industries except that the Fund will have economic exposure that is concentrated to the industry assigned to AMD. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities), repurchase agreements collateralized by securities of the U.S. government (including its agencies and instrumentalities), registered investment companies and tax-exempt securities of state or municipal governments and their political subdivisions, are not considered to be issued by members of any industry.

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Except with the approval of a majority of the outstanding voting securities, the YieldMax® AMZN Option Income Strategy ETF may not:

6.	Concentrate its investments (i.e., hold more than 25% of its total assets) in any industry or group of related industries except that the Fund will have economic exposure that is concentrated to the industry assigned to AMZN. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities), repurchase agreements collateralized by securities of the U.S. government (including its agencies and instrumentalities), registered investment companies and tax-exempt securities of state or municipal governments and their political subdivisions, are not considered to be issued by members of any industry.

Except with the approval of a majority of the outstanding voting securities, the YieldMax® BA Option Income Strategy ETF may not:

6.	Concentrate its investments (i.e., hold more than 25% of its total assets) in any industry or group of related industries except that the Fund will have economic exposure that is concentrated to the industry assigned to BA. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities), repurchase agreements collateralized by securities of the U.S. government (including its agencies and instrumentalities), registered investment companies and tax-exempt securities of state or municipal governments and their political subdivisions, are not considered to be issued by members of any industry.

Except with the approval of a majority of the outstanding voting securities, the YieldMax® BIIB Option Income Strategy ETF may not:

6.	Concentrate its investments (i.e., hold more than 25% of its total assets) in any industry or group of related industries except that the Fund will have economic exposure that is concentrated to the industry assigned to BIIB. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities), repurchase agreements collateralized by securities of the U.S. government (including its agencies and instrumentalities), registered investment companies and tax-exempt securities of state or municipal governments and their political subdivisions, are not considered to be issued by members of any industry.

Except with the approval of a majority of the outstanding voting securities, the YieldMax® BRK.B Option Income Strategy ETF may not:

6.	Concentrate its investments (i.e., hold more than 25% of its total assets) in any industry or group of related industries except that the Fund will have economic exposure that is concentrated to the industry assigned to BRK.B. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities), repurchase agreements collateralized by securities of the U.S. government (including its agencies and instrumentalities), registered investment companies and tax-exempt securities of state or municipal governments and their political subdivisions, are not considered to be issued by members of any industry.

Except with the approval of a majority of the outstanding voting securities, the YieldMax® COIN Option IncomeStrategy ETF may not:

6.	Concentrate its investments (i.e., hold more than 25% of its total assets) in any industry or group of related industries except that the Fund will have economic exposure that is concentrated to the industry assigned to COIN. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities), repurchase agreements collateralized by securities of the U.S. government (including its agencies and instrumentalities), registered investment companies and tax-exempt securities of state or municipal governments and their political subdivisions, are not considered to be issued by members of any industry.

Except with the approval of a majority of the outstanding voting securities, the YieldMax® DIS Option Income Strategy ETF may not:

6.	Concentrate its investments (i.e., hold more than 25% of its total assets) in any industry or group of related industries except that the Fund will have economic exposure that is concentrated to the industry assigned to DIS. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities), repurchase agreements collateralized by securities of the U.S. government (including its agencies and instrumentalities), registered investment companies and tax-exempt securities of state or municipal governments and their political subdivisions, are not considered to be issued by members of any industry.

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Except with the approval of a majority of the outstanding voting securities, the YieldMax® GOOG Option Income Strategy ETF may not:

6.	Concentrate its investments (i.e., hold more than 25% of its total assets) in any industry or group of related industries except that the Fund will have economic exposure that is concentrated to the industry assigned to GOOG. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities), repurchase agreements collateralized by securities of the U.S. government (including its agencies and instrumentalities), registered investment companies and tax-exempt securities of state or municipal governments and their political subdivisions, are not considered to be issued by members of any industry.

Except with the approval of a majority of the outstanding voting securities, the YieldMax® INTC Option Income Strategy ETF may not:

6.	Concentrate its investments (i.e., hold more than 25% of its total assets) in any industry or group of related industries except that the Fund will have economic exposure that is concentrated to the industry assigned to INTC. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities), repurchase agreements collateralized by securities of the U.S. government (including its agencies and instrumentalities), registered investment companies and tax-exempt securities of state or municipal governments and their political subdivisions, are not considered to be issued by members of any industry.

Except with the approval of a majority of the outstanding voting securities, the YieldMax® JP Option Income Strategy ETF may not:

6.	Concentrate its investments (i.e., hold more than 25% of its total assets) in any industry or group of related industries except that the Fund will have economic exposure that is concentrated to the industry assigned to JPM. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities), repurchase agreements collateralized by securities of the U.S. government (including its agencies and instrumentalities), registered investment companies and tax-exempt securities of state or municipal governments and their political subdivisions, are not considered to be issued by members of any industry.

Except with the approval of a majority of the outstanding voting securities, the YieldMax® META  Option Income Strategy ETF may not:

6.	Concentrate its investments (i.e., hold more than 25% of its total assets) in any industry or group of related industries except that the Fund will have economic exposure that is concentrated to the industry assigned to META. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities), repurchase agreements collateralized by securities of the U.S. government (including its agencies and instrumentalities), registered investment companies and tax-exempt securities of state or municipal governments and their political subdivisions, are not considered to be issued by members of any industry.

In determining its compliance with the fundamental investment restriction on concentration, the Funds will look through to the underlying holdings of any affiliated investment company and will consider its entire investment in any investment company with a policy to concentrate, or having otherwise disclosed that it is concentrated, in a particular industry or group of related industries as being invested in such industry or group of related industries. Additionally, in determining its compliance with the fundamental investment restriction on concentration, the Funds will look through to the user or use of private activity municipal bonds to determine their industry.

For purposes of applying the limitation set forth in the concentration policy set forth above, a Fund may use the Standard Industrial Classification (SIC) Codes, North American Industry Classification System (NAICS) Codes, MSCI Global Industry Classification System, FTSE/Dow Jones Industry Classification Benchmark (ICB) system, or any other reasonable industry classification system (including systems developed by the Adviser) to identify each industry. A Fund’s method applying the limitations in the above concentration policy, including the classification levels used, may differ from those of the Trust’s other series.

If a percentage limitation is adhered to at the time of investment or contract, a later increase or decrease in percentage resulting from any change in value or total or net assets will not result in a violation of such restriction, except that the percentage limitations with respect to the borrowing of money and illiquid investments will be observed continuously.

EXCHANGE LISTING AND TRADING

Shares are listed for trading and trade throughout the day on the Exchange.

There can be no assurance that a Fund will continue to meet the requirements of the Exchange necessary to maintain the listing of Shares. The Exchange may, but is not required to, remove Shares of a Fund from the listing under any of the following circumstances: (1) the Exchange becomes aware that the Fund is no longer eligible to operate in reliance on Rule 6c-11 of the Investment Company Act of 1940; (2) the Fund no longer complies with the Exchange’s requirements for Shares; or (3) such other event shall occur or condition shall exist that, in the opinion of the Exchange, makes further dealings on the Exchange inadvisable. The Exchange will remove Shares of a Fund from listing and trading upon termination of such Fund.

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The Trust reserves the right to adjust the price levels of Shares in the future to help maintain convenient trading ranges for investors. Any adjustments would be accomplished through stock splits or reverse stock splits, which would have no effect on the net assets of the Fund.

MANAGEMENT OF THE TRUST

Board Responsibilities. The Board oversees the management and operations of the Trust. Like all registered investment companies, the day-to-day management and operation of the Trust is the responsibility of the various service providers to the Trust, such as the Adviser, the Distributor, the Administrator, the Sub-Administrator, the Custodian, and the Transfer Agent, each of whom is discussed in greater detail in this Statement of Additional Information. The Board has appointed various senior employees of the Administrator as officers of the Trust, with responsibility to monitor and report to the Board on the Trust’s operations. In conducting this oversight, the Board receives regular reports from these officers and the service providers. For example, the Treasurer reports as to financial reporting matters and the President reports as to matters relating to the Trust’s operations. In addition, the Adviser provides regular reports on the investment strategy and performance of the Fund. The Board has appointed a Chief Compliance Officer who administers the Trust’s compliance program and regularly reports to the Board as to compliance matters. These reports are provided as part of formal “Board Meetings” which are typically held quarterly, in person, and involve the Board’s review of recent operations. In addition, various members of the Board also meet with management in less formal settings, between formal “Board Meetings,” to discuss various topics. In all cases, however, the role of the Board and of any individual Trustee is one of oversight and not of management of the day-to-day affairs of the Trust and its oversight role does not make the Board a guarantor of the Trust’s investments, operations or activities.

As part of its oversight function, the Board receives and reviews various risk management reports and discusses these matters with appropriate management and other personnel. Because risk management is a broad concept comprised of many elements (e.g., investment risk, issuer and counterparty risk, compliance risk, operational risks, business continuity risks, etc.), the oversight of different types of risks is handled in different ways. For example, the Board meets regularly with the CCO to discuss compliance and operational risks and the Audit Committee meets with the Treasurer and the Trust’s independent public accounting firm to discuss, among other things, the internal control structure of the Trust’s financial reporting function.

The full Board also receives reports from the Adviser as to investment risks of the Fund. In addition to these reports, from time to time the full Board receives reports from the Administrator and the Adviser as to enterprise risk management.

The Board recognizes that not all risks that may affect the Fund can be identified and/or quantified, that it may not be practical or cost-effective to eliminate or mitigate certain risks, that it may be necessary to bear certain risks (such as investment-related risks) to achieve the Fund’s goals, and that the processes, procedures, and controls employed to address certain risks may be limited in their effectiveness. Moreover, reports received by the Board as to risk management matters are typically summaries of the relevant information. Most of the Fund’s investment management and business affairs are carried out by or through the Adviser, and other service providers, each of which has an independent interest in risk management but whose policies and the methods by which one or more risk management functions are carried out may differ from the Fund’s and each other’s in the setting of priorities, the resources available, or the effectiveness of relevant controls. As a result of the foregoing and other factors, the Board’s ability to monitor and manage risk, as a practical matter, is subject to limitations.

Members of the Board. There are five members of the Board, three of whom are not interested persons of the Trust, as that term is defined in the 1940 Act (the “Independent Trustees”). Mr. Eric W. Falkeis serves as Chairman of the Board and is an interested person of the Trust.

The Board is composed of a majority (60 percent) of Independent Trustees. The Board has determined its leadership structure is appropriate given the specific characteristics and circumstances of the Trust. The Board has a Lead Independent Trustee, who acts as the primary liaison between the Independent Trustees and management. Ms. Michelle McDonough currently serves as the Lead Independent Trustee of the Board. The Board also believes that its leadership structure facilitates the orderly and efficient flow of information to the Independent Trustees from Fund management.

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Additional information about each Trustee of the Trust is set forth below. The address of each Trustee of the Trust is c/o Tidal Trust II, 234 West Florida Street, Suite 700, Milwaukee, Wisconsin 53204.

Name and Year of Birth	Position Held with the Trust	Term of Office and Length of Time Served (1)	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex(2) Overseen by Trustee	Other Directorships Held by Trustee During Past 5 Years
Independent Trustees (3)
Javier Marquina Born: 1973	Trustee	Indefinite term; since 2022	Founder and Chief Executive Officer of ARQ Consultants Inc. (since 2019) a firm specializing in cross border real estate investments; Interim CEO for the Americas of Acciona Inmobiliaria (2020 to 2021); Head of Investment Team for Latin America for GLL Real Estate Partners (2016 to 2020).	393	Board Vice-Chairman of Inmobiliaria Spectrum (Guatemala and UK); Independent Board Member of LATAM Logistics Properties S.A. (Columbia, Peru and Costa Rica); Independent Board Member of Logistic Properties of the Americas.
Michelle McDonough Born: 1980	Trustee	Indefinite term; since 2022	Chief Operating Officer, Trillium Asset Management LLC (2010 to 2024)	393	Trillium Asset Management, LLC (2020 to 2024)
Dave Norris Born: 1976	Trustee	Indefinite term; since 2022	Consulting work for Rubin Brown, CPA services (since 2024); Consulting work with RedRidge Diligence Services (2023 to 2024); Chief Operating Officer, RedRidge Diligence Services (2011 to 2023)	393	None
Interested Trustees
Eric W. Falkeis (4) Born: 1973	Principal Executive Officer, Trustee, and Chairman	Principal Executive Officer since 2022, Indefinite term; Trustee, and Chairman, since 2022, Indefinite term	Chief Operating Officer, Tidal Investments LLC (since 2023); Chief Executive Officer, Tidal ETF Services LLC (since 2018).	551	Independent Director, Muzinich Direct Lending Income Fund, Inc. (since 2023); Independent Director, Muzinich BDC, Inc. (since 2019); Trustee, Professionally Managed Portfolios (27 series) (since 2011); Trustee and Chairman of Tidal Trust I (since 2018); Trustee and Chairman of Tidal Trust III (since 2025); Trustee and Chairman of Tidal Trust IV (since 2025); Trustee and Chairman of Tidal Trust V (since 2025).
Domenick Pugliese (5) Born: 1961	Trustee	Indefinite term; since 2026	Partner, Sullivan & Worcester LLP (a law firm) (2019 to present).	393	None.
(1)	The Trustees have designated a mandatory retirement age of 78, such that each Trustee, serving as such on the date he or she reaches the age of 78, shall submit his or her resignation not later than the last day of the calendar year in which his or her 78th birthday occurs.
(2)	The group of funds sponsored by Tidal and managed by the Adviser or its affiliates, including Tidal Trust I, Tidal Trust II, Tidal Trust III, Tidal Trust IV and Tidal Trust V.
(3)	All Independent Trustees of the Trust are not “interested persons” of the Trust as defined under the 1940 Act (the “Independent Trustees”).
(4)	Mr. Falkeis is considered an “interested person” of the Trust due to his positions as Principal Executive Officer and Chairman of the Trust, and Chief Executive Officer of Tidal ETF Services LLC, a Tidal Financial Group company and an affiliate of the Adviser.
(5)	Mr. Pugliese, is a partner of Sullivan & Worcester LLP, which serves as legal counsel to the Trust. Mr. Pugliese has served as the lead partner representing the Trust and the Trust’s Independent Trustees. As the lead partner in the firm that serves as legal counsel to the Trust, Mr. Pugliese is considered an “interested person,” of the Trust as defined under the 1940 Act.

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Individual Trustee Qualifications

The Board believes that each of the Trustees has the qualifications, experience, attributes and skills (“Trustee Attributes”) appropriate to their service as Trustees of the Trust in light of the Trust’s business and structure. Each of the Trustees has substantial business and professional backgrounds that indicate they have the ability to critically review, evaluate and access information provided to them. Certain of these business and professional experiences are set forth in detail in the table above. The Board annually conducts a ‘self-assessment’ wherein the effectiveness of the Board and individual Trustees is reviewed.

In addition to the information provided in the table above, below is certain additional information concerning each particular Trustee and certain of their Trustee Attributes. The information provided below, and in the table above, is not all-inclusive. Many Trustee Attributes involve intangible elements, such as intelligence, integrity, work ethic, the ability to work together, the ability to communicate effectively, the ability to exercise judgment, the ability to ask incisive questions, and commitment to shareholder interests. In conducting its annual self-assessment, the Board has determined that the Trustees have the appropriate attributes and experience to serve effectively as Trustees of the Trust.

The Board has concluded that Mr. Marquina should serve as a Trustee because of his substantial business experience related to commercial real estate investment and business development through his current position as CEO and Founder at ARQ Consultants Inc., as well as through former positions. Mr. Marquina’s experience, qualifications, attributes, or skills, on an individual basis and in combination with those of the other Trustees, led to the Board’s conclusion that he possesses the requisite skills and attributes as a Trustee to carry out oversight responsibilities with respect to the Trust.

The Board has concluded that Ms. McDonough should serve as a Trustee because of her substantial financial services experience, including experience with operations, compliance, IT, service provider oversight and management. For over a decade, Ms. McDonough served as COO of Trillium Asset Management and in that capacity oversaw all non-investment functions for the firm. Ms. McDonough’s experience, qualifications, attributes, or skills, on an individual basis and in combination with those of the other Trustees, led to the Board’s conclusion that she possesses the requisite skills and attributes as a Trustee to carry out oversight responsibilities with respect to the Trust.

The Board has concluded that Mr. Norris should serve as a Trustee because of his substantial experience across multitude of industries and operated businesses. Mr. Norris’ business operation experience consists of capital raising, business development, investor relations, strategic planning, treasury management, deal execution, restructuring, and oversight of back-office functions. Mr. Norris serves as the Trust’s Audit Committee Financial Expert. Mr. Norris’ experience, qualifications, attributes, or skills, on an individual basis and in combination with those of the other Trustees, led to the Board’s conclusion that he possesses the requisite skills and attributes as a Trustee to carry out oversight responsibilities with respect to the Trust.

The Board has concluded that Mr. Falkeis should serve as a Trustee because of his substantial investment company experience and his experience with financial, accounting, investment, and regulatory matters through his former position as Senior Vice President and Chief Financial Officer (and other positions) of U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Global Fund Services” or the “Transfer Agent”), a full service provider to ETFs, mutual funds, and alternative investment products, from 1997 to 2013, as well as a Trustee and Chairman of Tidal Trust I, from 2018 to present, Trustee and Chairman of Tidal Trust III, from 2025 to present, Trustee and Chairman of Tidal Trust IV, from 2025 to present, and Trustee and Chairman of Tidal Trust V, from 2025 to present. In addition, he has experience consulting with investment advisors regarding the legal structure of mutual funds, distribution channel analysis, and actual distribution of those funds. Mr. Falkeis also has substantial managerial, operational, technological, and risk oversight related experience through his former position as Chief Operating Officer of the advisers to the Direxion mutual fund and ETF complex. Mr. Falkeis’ experience, qualifications, attributes, or skills on an individual basis and in combination with those of the other Trustees led to the Board’s conclusion that he possesses the requisite skills and attributes as a Trustee to carry out oversight responsibilities with respect to the Trust.

The Board has concluded that Mr. Pugliese should serve as a Trustee because of his substantial and deep experience in the investment company industry, working with registered investment companies and their boards on all aspects of investment company regulation for more than 35 years. From his experience serving as counsel to mutual funds and exchange traded funds and as counsel to fund boards, as well as his specific experience serving as counsel to the Trust and its Independent Trustees, Mr. Pugliese has intimate knowledge of Board operations and responsibilities, the Trust and the Adviser, their products, operations, personnel and resources. Mr. Pugliese’s extensive knowledge of the investment management industry, boards’ operations and responsibilities and the operation and oversight of exchange-traded funds led to the Board’s conclusion that he is valuable to the Board in its oversight of the Trust.

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Board Committees. The Board has established the following standing committees of the Board:

Audit Committee. The Board has a standing Audit Committee that is composed of each of the Independent Trustees of the Trust and is chaired by an Independent Trustee. Mr. Norris is chair of the Audit Committee and he presides at the Audit Committee meetings, participates in formulating agendas for Audit Committee meetings, and coordinates with management to serve as a liaison between the Independent Trustees and management on matters within the scope of responsibilities of the Audit Committee as set forth in its Board-approved written charter. The chair of the Audit Committee may delegate certain tasks to a vice chair. Ms. McDonough currently serves as vice chair of the Audit Committee. The principal responsibilities of the Audit Committee include overseeing the Trust’s accounting and financial reporting policies and practices and its internal controls; overseeing the quality, objectivity and integrity of the Trust’s financial statements and the independent audits thereof; monitoring the independent auditor’s qualifications, independence, and performance; acting as a liaison between the Trust’s independent auditors and the full Board; pre-approving all auditing services to be performed for the Trust; reviewing the compensation and overseeing the work of the independent auditor (including resolution of disagreements between management and the independent auditor regarding financial reporting) for the purpose of preparing or issuing an audit report or related work; pre-approving all permitted non-audit services (including the fees and terms thereof) to be performed for the Trust; pre-approving all permitted non-audit services to be performed for any investment adviser or sub-adviser to the Trust by any of the Trust’s independent auditors if the engagement relates directly to the operations and financial reporting of the Trust; meeting with the Trust’s independent auditors as necessary to (1) review the arrangement for and scope of the annual audits and any special audits, (2) discuss any matters of concern relating to the Fund’s financial statements, (3) consider the independent auditors’ comments with respect to the Trust’s financial policies, procedures and internal accounting controls and Trust management’s responses thereto, and (4) review the form of opinion the independent auditors propose to render to the Board and the Fund’s shareholders; discussing with management and the independent auditor significant financial reporting issues and judgments made in connection with the preparation of the Fund’s financial statements; and reviewing and discussing reports from the independent auditors on (1) all critical accounting policies and practices to be used, (2) all alternative treatments within generally accepted accounting principles for policies and practices related to material items that have been discussed with management, (3) other material written communications between the independent auditor and management, including any management letter, schedule of unadjusted differences, or management representation letter, and (4) all non-audit services provided to any entity in the Trust that were not pre-approved by the Committee; and reviewing disclosures made to the Committee by the Trust’s principal executive officer and principal accounting officer during their certification process for the Fund’s Form N-CSR. For the fiscal year ending October 31, 2025, the Audit Committee met once with respect to the Funds.

The Audit Committee also serves as the Qualified Legal Compliance Committee (“QLCC”) for the Trust for the purpose of compliance with Rules 205.2(k) and 205.3(c) of the Code of Federal Regulations, regarding alternative reporting procedures for attorneys retained or employed by an issuer who appear and practice before the SEC on behalf of the issuer (the “issuer attorneys”). An issuer attorney who becomes aware of evidence of a material violation by the Trust, or by any officer, director, employee, or agent of the Trust, may report evidence of such material violation to the QLCC as an alternative to the reporting requirements of Rule 205.3(b) (which requires reporting to the chief legal officer and potentially escalating further to other entities). For the fiscal year ending October 31, 2025, the QLCC did not meet with respect to the Trust.

Nominating and Governance Committee. The Board has a standing Nominating and Governance Committee that is composed of each of the Independent Trustees of the Trust and Mr. Pugliese. The Nominating and Governance Committee operates under a written charter approved by the Board. The Nominating and Governance Committee is responsible for seeking and reviewing candidates for consideration as nominees for Trustees as is considered necessary from time to time and meets only as necessary. The Nominating and Governance Committee generally will not consider nominees recommended by shareholders. The Nominating and Governance Committee is also responsible for, among other things, reviewing and making recommendations regarding Independent Trustee compensation and the Trustees’ annual “self-assessment.” Mr. Pugliese is the chair of the Nominating and Governance Committee. The Nominating and Governance Committee meets periodically, as necessary, but at least annually. For fiscal year ending October 31, 2025, the Nominating and Governance Committee met one time with respect to the Trust.

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Principal Officers of the Trust

The officers of the Trust conduct and supervise its daily business. The address of each officer of the Trust is c/o Tidal Trust II, 234 West Florida Street, Suite 700, Milwaukee, Wisconsin 53204, unless otherwise indicated. Additional information about the Trust’s officers is as follows:

Name and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
Eric W. Falkeis(1) Born: 1973	Principal Executive Officer, Interested Trustee, Chairman	Principal Executive Officer since 2022, Indefinite term; Interested Trustee, Chairman, since 2022, Indefinite term	Chief Operating Officer, Tidal Investments LLC (since 2023); Chief Executive Officer, Tidal ETF Services LLC (since 2018).
William H. Woolverton, Esq. Born: 1951	Chief Compliance Officer and AML Compliance Officer	AML Compliance Officer since 2023, Indefinite term; Chief Compliance Officer, Indefinite term; since 2022	Chief Compliance Officer (since 2023), Compliance Adviser (2022 to 2023), Tidal Investments LLC; Senior Compliance Adviser, ACA Global (2020 to 2023); Director, Hadron Specialty Insurance Company (since 2023) Operating Partner, Altamont Capital Partners (private equity firm) (2021 to present).
Ally L. Mueller Born: 1979	President	Indefinite term; since 2025	SVP of Launches & Client Success Management (since 2025), VP of Launches & Client Success Management (2024 to 2025), Head of ETF Launches and Client Success (2023 to 2024), Head of ETF Launches and Finance Director (2019 to 2023), Tidal ETF Services LLC.
Aaron J. Perkovich Born: 1973	Treasurer, Principal Financial Officer, and Principal Accounting Officer	Indefinite term; since 2023	SVP of Fund Administration (since 2024), Head of Fund Administration (2023 to 2024), Fund Administration Manager (2022 to 2023), Tidal ETF Services LLC; Assistant Director Investments, Mason Street Advisors, LLC (2021 to 2022); Vice President, U.S. Bancorp Fund Services, LLC (2006 to 2021).
Lissa M. Richter Born: 1979	Vice President	Indefinite term; since 2025	VP of Fund Governance and Compliance (since 2024), ETF Regulatory Manager, Tidal ETF Services LLC (2021 to 2024).
Kelly J. Lavari Born: 1967	Secretary	Indefinite term; since 2025	VP of Fund Governance and Compliance (since 2024), Fund Governance Specialist (2023 to 2024), Compliance Manager – Global Credit Finance, State Street Bank & Trust (2016 to 2023).
Peter Chappy Born: 1975	Assistant Treasurer	Indefinite term; since 2023	AVP of Fund Administration (since 2024), Fund Administration Manager, Tidal ETF Services LLC (2023 to 2024); Product Owner, Allvue Systems (2022 to 2023); Senior Business Consultant, Refinitiv (2015 to 2022).
Melissa Breitzman Born: 1983	Assistant Treasurer	Indefinite term; since 2023	VP of Fund Administration (since 2024), Fund Administration Manager, Tidal ETF Services LLC (2023 to 2024); Assistant Vice President, U.S. Bancorp Fund Services, LLC (2005 to 2023).

(1)	Mr. Falkeis is considered an “interested person” of the Trust due to his positions as Principal Executive Officer, and Chairman of the Trust, and Chief Executive Officer of Tidal ETF Services LLC, a Tidal Financial Group company and an affiliate of the Adviser.

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Trustee Ownership of Shares. Each Fund is required to show the dollar amount ranges of each Trustee’s “beneficial ownership” of Shares and each other series of the Trust as of the end of the most recently completed calendar year. Dollar amount ranges disclosed are established by the SEC. “Beneficial ownership” is determined in accordance with Rule 16a-1(a)(2) under the Securities Exchange Act of 1934, as amended (the “1934 Act”).

As of the date of this SAI, YieldMax® ADBE Option Income Strategy ETF, YieldMax® BA Option Income Strategy ETF, YieldMax® BIIB Option Income Strategy ETF and YieldMax® INTC Option Income Strategy ETF had not commenced operations, and therefore, no Trustee or officer of the Trust owned Shares of the aforementioned Funds.

As of December 31, 2025, the following Trustee beneficially owned shares of certain series of the Trust as follows, and no other Trustee owned shares of any series of the Trust:

	Dollar Range of Shares Owned in the Funds	Aggregate Dollar Range of Shares of Series of the Trust
Javier Marquina	None	Over $100,000

As of December 31, 2025, neither the Independent Trustees nor members of their immediate family, owned securities beneficially or of record in the Adviser, the Distributor (as defined below), or an affiliate of the Adviser, or Distributor. Accordingly, neither the Independent Trustees nor members of their immediate family, have direct or indirect interest, the value of which exceeds $120,000, in the Adviser, the Distributor or any of their affiliates. In addition, during the two most recently completed calendar years, neither the Independent Trustees nor members of their immediate families have conducted any transactions (or series of transactions) in which the amount involved exceeds $120,000 and to which the Adviser, the Distributor or any affiliate thereof was a party.

Board Compensation

As of January 1, 2026, the Independent Trustees and Mr. Pugliese each receive a quarterly retainer of $35,000 plus $10,000 for each regular meeting attended and $3,000 for each special meeting attended. The Independent Trustees and Mr. Pugliese also receive reimbursement for travel and other out-of-pocket expenses incurred in connection with serving as a Trustee. In addition, the Lead Independent Trustee receives an annual retainer of $60,000, the Audit Committee Chair receives an annual retainer of $60,000, the Audit Committee vice chair receives an annual retainer of $30,000 and the Nominating and Governance Committee Chair receives an annual retainer of $20,000. The Trust has no pension or retirement plan.

From July 1, 2025 to December 31, 2025, the Independent Trustees each received a quarterly retainer of $25,000 plus $8,000 for each regular meeting attended and $3,000 for each special meeting attended. The Independent Trustees also received reimbursement for travel and other out-of-pocket expenses incurred in connection with serving as a Trustee. In addition, the Lead Independent Trustee received an annual retainer of $60,000, the Audit Committee Chair received an annual retainer of $60,000 and the Audit Committee Vice-Chair received an annual retainer of $20,000.

From January 1, 2025 through June 30, 2025, the Independent Trustees each received a quarterly retainer of $25,000 plus $5,000 for each meeting attended. The Independent Trustees also received reimbursement for travel and other out-of-pocket expenses incurred in connection with serving as a Trustee. In addition, the Lead Independent Trustee received an annual retainer of $35,000 and the Audit Committee Chair received an annual retainer of $30,000.

Prior to January 1, 2025, the Independent Trustees each received $25,000 for each regular quarterly meeting attended and $2,500 for each special meeting attended, as well as reimbursement for travel and other out-of-pocket expenses incurred in connection with serving as a Trustee. In addition, the Lead Independent Trustee received an annual retainer of $25,000 and the Audit Committee Chair received an annual retainer of $20,000.

The following table shows the compensation earned by each Trustee for the Funds’ current fiscal year ending October 31, 2025. Independent Trustee fees are an obligation of the Trust and are paid by the Adviser, as are other Trust expenses. The Trust pays the Adviser a unitary fee which the Adviser uses to pay Trust expenses. Trustee compensation shown below does not include reimbursed out-of-pocket expenses in connection with attendance at meetings.

Name	Aggregate Compensation From Funds	Total Compensation From Fund Complex Paid to Trustees
Interested Trustees
Eric W. Falkeis	$0	$0
Domenick Pugliese*	$0	$0
Independent Trustees
Javier Marquina	$0	$162,500
Michelle McDonough	$0	$228,000
David Norris	$0	$207,500

*Mr. Pugliese’s appointment as Trustee occurred after the close of the Funds’ fiscal year ended October 31, 2025.

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PRINCIPAL SHAREHOLDERS, CONTROL PERSONS AND MANAGEMENT OWNERSHIP

A principal shareholder is any person who owns of record or beneficially 5% or more of the outstanding Shares. A control person is a shareholder that owns beneficially or through controlled companies more than 25% of the voting securities of a company or acknowledges the existence of control. Shareholders owning voting securities in excess of 25% may determine the outcome of any matter affecting and voted on by shareholders of the Fund.

As of the date of this SAI, YieldMax® ADBE Option Income Strategy ETF, YieldMax® BA Option Income Strategy ETF, YieldMax® BIIB Option Income Strategy ETF and YieldMax® INTC Option Income Strategy ETF had not commenced operations and no Shares were outstanding.

As of February 3, 2026, to the best of the Trust’s knowledge, the following shareholders were considered to be principal shareholders of the Funds:

YieldMax® AAPL Option Income Strategy ETF:

Name and Address	% of Ownership	Type of Ownership

US Bank NA 1555 N Rivercenter Dr. Ste 302 Milwaukee, WI 53212	56.00%	Record

Charles Schwab & Co., Inc. 211 Main Street San Francisco, CA 94105-1905	13.68%	Record

National Financial Services LLC 245 Summer Street Boston, MA 02210	11.47%	Record

YieldMax® ABNB Option Income Strategy ETF:

Name and Address	% of Ownership	Type of Ownership

US Bank NA 1555 N Rivercenter Dr. Ste 302 Milwaukee, WI 53212	70.75%	Record

Charles Schwab & Co., Inc. 211 Main Street San Francisco, CA 94105-1905	5.62%	Record

Goldman Sachs & Co. LLC 200 West Street New York, NY 10282	5.21%	Record

YieldMax® AI Option Income Strategy ETF:

Name and Address	% of Ownership	Type of Ownership

US Bank NA 1555 N Rivercenter Dr. Ste 302 Milwaukee, WI 53212	29.66%	Record

Charles Schwab & Co., Inc. 211 Main Street San Francisco, CA 94105-1905	18.31%	Record

National Financial Services LLC 245 Summer Street Boston, MA 02210	14.28%	Record

Citibank N.A. 388 Greenwich Street Tower Building New York, NY 10013	9.95%	Record

Robinhood Securities, Inc. 500 Colonial Center Parkway, Suite 100 Lake Mary, FL 32746	5.81%	Record

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YieldMax® AMD Option Income Strategy ETF:

Name and Address	% of Ownership	Type of Ownership

Charles Schwab & Co., Inc. 211 Main Street San Francisco, CA 94105-1905	32.33%	Record

National Financial Services LLC 245 Summer Street Boston, MA 02210	21.05%	Record

US Bank NA 1555 N Rivercenter Dr. Ste 302 Milwaukee, WI 53212	10.52%	Record

Morgan Stanley Smith Barney LLC For the Exclusive Benefit Cust 1 New York Plaza FL 12 New York NY 10004-1932	7.47%	Record

Citibank N.A. 388 Greenwich Street Tower Building New York, NY 10013	5.20%	Record

Robinhood Securities, Inc. 500 Colonial Center Parkway, Suite 100 Lake Mary, FL 32746	5.03%	Record

YieldMax® AMZN Option Income Strategy ETF:

Name and Address	% of Ownership	Type of Ownership

Charles Schwab & Co., Inc. 211 Main Street San Francisco, CA 94105-1905	27.40%	Record

US Bank NA 1555 N Rivercenter Dr. Ste 302 Milwaukee, WI 53212	25.92%	Record

National Financial Services LLC 245 Summer Street Boston, MA 02210	19.99%	Record

Morgan Stanley Smith Barney LLC For the Exclusive Benefit Cust 1 New York Plaza FL 12 New York NY 10004-1932	7.22%	Record

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YieldMax® BRK.B Option Income Strategy ETF:

Name and Address	% of Ownership	Type of Ownership

US Bank NA 1555 N Rivercenter Dr. Ste 302 Milwaukee, WI 53212	66.53%	Record

Charles Schwab & Co., Inc. 211 Main Street San Francisco, CA 94105-1905	9.22%	Record

Goldman Sachs & Co. LLC 200 West Street New York, NY 10282	7.45%	Record

YieldMax® COIN Option Income Strategy ETF:

Name and Address	% of Ownership	Type of Ownership

Citibank N.A. 388 Greenwich Street Tower Building New York, NY 10013	31.92%	Record

Charles Schwab & Co., Inc. 211 Main Street San Francisco, CA 94105-1905	16.65%	Record

National Financial Services LLC 245 Summer Street Boston, MA 02210	14.71%	Record

Robinhood Securities, Inc. 500 Colonial Center Parkway, Suite 100 Lake Mary, FL 32746	8.99%	Record

Morgan Stanley Smith Barney LLC For the Exclusive Benefit Cust 1 New York Plaza FL 12 New York NY 10004-1932	5.78%	Record

YieldMax® DIS Option Income Strategy ETF:

Name and Address	% of Ownership	Type of Ownership

US Bank NA 1555 N Rivercenter Dr. Ste 302 Milwaukee, WI 53212	69.62%	Record

Charles Schwab & Co., Inc. 211 Main Street San Francisco, CA 94105-1905	9.44%	Record

National Financial Services LLC 245 Summer Street Boston, MA 02210	6.27%	Record

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YieldMax® GOOGL Option Income Strategy ETF:

Name and Address	% of Ownership	Type of Ownership

US Bank NA 1555 N Rivercenter Dr. Ste 302 Milwaukee, WI 53212	28.79%	Record

Charles Schwab & Co., Inc. 211 Main Street San Francisco, CA 94105-1905	27.39%	Record

National Financial Services LLC 245 Summer Street Boston, MA 02210	18.90%	Record

Morgan Stanley Smith Barney LLC For the Exclusive Benefit Cust 1 New York Plaza FL 12 New York NY 10004-1932	5.65%	Record

YieldMax® JP Option Income Strategy ETF:

Name and Address	% of Ownership	Type of Ownership

Charles Schwab & Co., Inc. 211 Main Street San Francisco, CA 94105-1905	31.51%	Record

US Bank NA 1555 N Rivercenter Dr. Ste 302 Milwaukee, WI 53212	29.63%	Record

National Financial Services LLC 245 Summer Street Boston, MA 02210	13.43%	Record

Morgan Stanley Smith Barney LLC For the Exclusive Benefit Cust 1 New York Plaza FL 12 New York NY 10004-1932	7.43%	Record

YieldMax® META Option Income Strategy ETF:

Name and Address	% of Ownership	Type of Ownership

US Bank NA 1555 N Rivercenter Dr. Ste 302 Milwaukee, WI 53212	54.26%	Record

Charles Schwab & Co., Inc. 211 Main Street San Francisco, CA 94105-1905	16.18%	Record

National Financial Services LLC 245 Summer Street Boston, MA 02210	10.94%	Record

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As of February 3, 2026, to the best of the Trust’s knowledge, no person was a control person of a Fund and the Trustees and officers of the Trust, as a group, beneficially owned less than 1% of the outstanding Shares of the Fund.

CODES OF ETHICS

The Trust and the Adviser have both adopted codes of ethics pursuant to Rule 17j-1 of the 1940 Act. These codes of ethics are designed to prevent affiliated persons of the Trust and the Adviser from engaging in deceptive, manipulative or fraudulent activities in connection with securities held or to be acquired by a Fund (which may also be held by persons subject to the codes of ethics). Both code of ethics permits personnel subject to that code of ethics to invest in securities for their personal investment accounts, subject to certain limitations, including limitations related to securities that may be purchased or held by the Funds. The Distributor (as defined below) relies on the principal underwriters exception under Rule 17j-1(c)(3), specifically where the Distributor is not affiliated with the Trust or the Adviser and no officer, director, or general partner of the Distributor serves as an officer, director, or general partner of the Trust or the Adviser.

There can be no assurance that the codes of ethics will be effective in preventing such activities. Each code of ethics may be found at the SEC’s website at https://www.sec.gov.

PROXY VOTING POLICIES

The Funds have each delegated proxy voting responsibilities to the Adviser, subject to the Board’s oversight. In delegating proxy responsibilities, the Board has directed that proxies be voted consistent with each Fund’s and its shareholders’ best interests and in compliance with all applicable proxy voting rules and regulations. The Adviser has adopted proxy voting policies and guidelines for this purpose (“Proxy Voting Policies”), which have been adopted by the Trust as the policies and procedures that will be used when voting proxies on behalf of the Funds.

In the absence of a conflict of interest, the Adviser will generally vote “for” routine proposals, such as the election of directors, approval of auditors, and amendments or revisions to corporate documents to eliminate outdated or unnecessary provisions. Unusual or disputed proposals will be reviewed and voted on a case-by-case basis. The Proxy Voting Policies address, among other things, material conflicts of interest that may arise between the interests of each Fund and the interests of the Adviser. The Proxy Voting Policies will ensure that all issues brought to shareholders are analyzed in light of the Adviser’s fiduciary responsibilities.

The Trust’s Chief Compliance Officer is responsible for monitoring the effectiveness of the Proxy Voting Policies.

Information on how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling (866) 864-3968, (2) on the Funds’ website at www.yieldmaxetfs.com, or (3) on the SEC’s website at www.sec.gov.

INVESTMENT ADVISER

Tidal Investments LLC (“Tidal” or the “Adviser”), 234 West Florida Street, Suite 700, Milwaukee, Wisconsin 53204, serves as investment adviser to each Fund and has overall responsibility for the general management and administration of each Fund.

Pursuant to the Investment Advisory Agreement (the “Advisory Agreement”), the Adviser provides investment advice to each Fund and oversees the day-to-day operations of each Fund, subject to the direction and control of the Board. The Adviser is responsible for trading portfolio securities for each Fund, including selecting broker-dealers to execute purchase and sale transactions. Under the Advisory Agreement, the Adviser is also responsible for arranging transfer agency, custody, fund administration and accounting, and other related services necessary for the Funds to operate. The Adviser administers each Fund’s business affairs, provides office facilities and equipment and certain clerical, bookkeeping, and administrative services. Under the Advisory Agreement, in exchange for a single unitary management fee from each Fund, the Adviser has agreed to pay all expenses incurred by such Fund except for the Excluded Expenses, as defined in the Prospectus. For services provided to the Funds, each Fund pays the Adviser a unified management fee, which is calculated daily and paid monthly, at an annual rate based of 0.99% on the Fund’s average daily net assets.

The Advisory Agreement with respect to the Funds will continue in force for an initial period of two years. Thereafter, the Advisory Agreement will be renewable from year to year with respect to each Fund, so long as its continuance is approved at least annually (1) by the vote, cast in person (or in another manner permitted by the 1940 Act or pursuant to exemptive relief therefrom) at a meeting called for that purpose, of a majority of those Trustees who are not “interested persons” of the Adviser or the Trust; and (2) by the majority vote of either the full Board or the vote of a majority of the outstanding Shares. The Advisory Agreement automatically terminates on assignment and is terminable on a 60-day written notice either by the Trust or the Adviser.

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The Adviser shall not be liable to the Trust or any shareholder for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its agreement with the Trust or for any losses that may be sustained in the purchase, holding, or sale of any security.

The YieldMax® ADBE Option Income Strategy ETF, YieldMax® BA Option Income Strategy ETF, YieldMax® BIIB Option Income Strategy ETF and YieldMax® INTC Option Income Strategy ETF had not commenced operations and have not paid fees to the Adviser as of the date of this SAI.

The tables below show management fees paid by the Funds to the Adviser for the fiscal periods/years indicated.

YieldMax® AAPL Option Income Strategy ETF
Management Fee
April 17, 2023 (commencement of operations) to October 31, 2023 Fiscal year ended October 31, 2024	$161,181 $657,628
Fiscal year ended October 31, 2025	$1,294,591

YieldMax® ABNB Option Income Strategy ETF June 24, 2024 (commencement of operations) to October 31, 2024 Fiscal year ended October 31, 2025	Management Fee $32,776 $319,205
YieldMax® AI Option Income Strategy ETF November 27, 2023 (commencement of operations) to October 31, 2024 Fiscal year ended October 31, 2025	Management Fee $244,540 $864,345
YieldMax® AMD Option Income Strategy ETF
September 18, 2023 (commencement of operations) to October 31, 2023 Fiscal year ended October 31, 2024 Fiscal year ended October 31, 2025	Management Fee $4,801 $859,191 $1,614,740
YieldMax® AMZN Option Income Strategy ETF
July 24, 2023 (commencement of operations) to October 31, 2023 Fiscal year ended October 31, 2024 Fiscal year ended October 31, 2025	Management Fee $55,443 $995,743 $2,632,839
YieldMax® BRK.B Option Income Strategy ETF
June 4, 2025 (commencement of operations) to October 31, 2025	Management Fee $82,650
YieldMax® COIN Option Income Strategy ETF
August 14, 2023 (commencement of operations) to October 31, 2023 Fiscal year ended October 31, 2024 Fiscal year ended October 31, 2025	Management Fee $53,795 $4,383,746 $11,559,288
YieldMax® DIS Option Income Strategy ETF
Management Fee
August 24, 2023 (commencement of operations) to October 31, 2023 Fiscal year ended October 31, 2024 Fiscal year ended October 31, 2025	$6,609 $137,608 $362,291

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YieldMax® GOOGL Option Income Strategy ETF
Management Fee
July 27, 2023 (commencement of operations) to October 31, 2023	$33,405
Fiscal year ended October 31, 2024 Fiscal year ended October 31, 2025	$389,925 $1,218,104
YieldMax® JP Option Income Strategy ETF
Management Fee
September 11, 2023 (commencement of operations) to October 31, 2023	$5,588
Fiscal year ended October 31, 2024 Fiscal year ended October 31, 2025	$148,388 $522,833
YieldMax® META Option Income Strategy ETF
Management Fee
July 27, 2023 (commencement of operations) to October 31, 2023	$23,146
Fiscal year ended October 31, 2024 Fiscal year ended October 31, 2025	$615,382 $1,631,685

PORTFOLIO MANAGERS

Each Fund is managed by Jay Pestrichelli, Scott Snyder and Matt Brandt, each a portfolio manager for the Adviser.

Other Accounts. In addition to the Funds, the portfolio managers managed the following other accounts as of October 31, 2025.

Jay Pestrichelli Portfolio Manager of the Adviser

Type of Accounts	Total Number of Accounts	Total Assets of Accounts (in millions)	Total Number of Accounts Subject to a Performance- Based Fee	Total Assets of Accounts Subject to a Performance- Based Fee (in millions)
Registered Investment Companies	62	$15,199	0	$0
Other Pooled Investment Vehicles	0	0	0	0
Other Accounts	0	0	0	0

Scott Snyder, Portfolio Manager of the Adviser

Type of Accounts	Total Number of Accounts	Total Assets of Accounts (in millions)	Total Number of Accounts Subject to a Performance- Based Fee	Total Assets of Accounts Subject to a Performance- Based Fee (in millions)
Registered Investment Companies	17	$432	0	$0
Other Pooled Investment Vehicles	0	0	0	0
Other Accounts	0	0	0	0

Matt Brandt, Portfolio Manager of the Adviser

Type of Accounts	Total Number of Accounts	Total Assets of Accounts (in millions)	Total Number of Accounts Subject to a Performance- Based Fee	Total Assets of Accounts Subject to a Performance- Based Fee (in millions)
Registered Investment Companies	6	$170	0	$0
Other Pooled Investment Vehicles	0	0	0	0
Other Accounts	0	0	0	0

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Portfolio Manager Fund Ownership. The Funds are required to show the dollar range of each portfolio manager’s “beneficial ownership” of Shares as of the end of the most recently completed fiscal year. Dollar amount ranges disclosed are established by the SEC. “Beneficial ownership” is determined in accordance with Rule 16a-1(a)(2) under the 1934 Act. As of October 31, 2025, the portfolio managers did not own Shares of the Funds. As of December 31, 2025, Mr. Pestrichelli owned Shares in the range of $1-$10,000 of each Fund and no other portfolio manager owned Shares of the Funds.

Portfolio Manager Compensation

Each portfolio manager is compensated by the Adviser with a base salary and discretionary bonus based on the financial performance and profitability of the Adviser and not based on the performance of the Fund. To the extent a portfolio manager is an equity owner of the Adviser, such portfolio manager may benefit indirectly from the revenue generated by the Fund’s Advisory Agreement with the Adviser.

Description of Material Conflicts of Interest

The portfolio managers’ management of “other accounts” may give rise to potential conflicts of interest in connection with their management of the Funds’ investments, on the one hand, and the investments of the other accounts, on the other. The other accounts may have similar investment objectives or strategies as the Funds. A potential conflict of interest may arise as a result, whereby a portfolio manager could favor one account over another. Another potential conflict could include a portfolio manager’s knowledge about the size, timing, and possible market impact of trades by a Fund, whereby a portfolio manager could use this information to the advantage of other accounts and to the disadvantage of any Fund. For instance, the portfolio managers may receive fees from certain accounts that are higher than the fees received from the Funds, or receive a performance-based fee on certain accounts. In those instances, a portfolio manager has an incentive to favor the higher and/or performance-based fee accounts over the Funds. To mitigate these conflicts, the Adviser has established policies and procedures to ensure that the purchase and sale of securities among all accounts the firm manages are fairly and equitably allocated.

THE DISTRIBUTOR

The Trust and Foreside Fund Services, LLC, a wholly owned subsidiary of Foreside Financial Group (dba ACA Group) (the “Distributor”), are parties to a distribution agreement (“Distribution Agreement”), whereby the Distributor acts as principal underwriter for the Funds and distributes Shares on a best efforts basis. Shares are continuously offered for sale by the Distributor only in Creation Units. The Distributor will not distribute Shares in amounts less than a Creation Unit and does not maintain a secondary market in Shares. The principal business address of the Distributor is 190 Middle Street, Suite 301, Portland, Maine 04101.

Under the Distribution Agreement, the Distributor, as agent for the Trust, will review orders for the purchase and redemption of Creation Units, provided that any subscriptions and orders will not be binding on the Trust until accepted by the Trust. The Distributor is a broker-dealer registered under the 1934 Act and a member of FINRA.

The Distributor may also enter into agreements with securities dealers (“Soliciting Dealers”) who will solicit purchases of Creation Units of Shares. Such Soliciting Dealers may also be Authorized Participants (as discussed in “Procedures for Purchase of Creation Units” below) or DTC participants (as defined below).

The Distribution Agreement will continue for two years from its effective date and is renewable annually thereafter. The continuance of the Distribution Agreement must be specifically approved at least annually (1) by the vote of the Trustees or by a vote of the shareholders of each Fund and (2) by the vote of a majority of the Independent Trustees who have no direct or indirect financial interest in the operations of the Distribution Agreement or any related agreement, cast in person (or in another manner permitted by the 1940 Act or pursuant to exemptive relief therefrom) at a meeting called for the purpose of voting on such approval. The Distribution Agreement is terminable without penalty by the Trust on 60 days’ written notice when authorized either by majority vote of its outstanding voting Shares or by a vote of a majority of its Board (including a majority of the Independent Trustees), or by the Distributor on 60 days’ written notice, and will automatically terminate in the event of its assignment. The Distribution Agreement provides that, in the absence of willful misfeasance, bad faith, or gross negligence on the part of the Distributor, or reckless disregard by it of its obligations thereunder, the Distributor shall not be liable for any action or failure to act in accordance with its duties thereunder.

For the period ending October 31, 2025, the Funds did not incur any underwriting commissions and the Distributor did not receive any amounts.

Intermediary Compensation. The Adviser or its affiliates, out of their own resources and not out of Fund assets (i.e., without additional cost to each Fund or its shareholders), may pay certain broker dealers, banks and other financial intermediaries (“Intermediaries”) for certain activities related to the Funds, including participation in activities that are designed to make Intermediaries more knowledgeable about exchange traded products, including the Funds, or for other activities, such as marketing and educational training or support. These arrangements are not financed by the Funds and, thus, do not result in increased Fund expenses. They are not reflected in the fees and expenses listed in the fees and expenses sections of the Funds’ Prospectus and they do not change the price paid by investors for the purchase of Shares or the amount received by a shareholder as proceeds from the redemption of Shares.

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Such compensation may be paid to Intermediaries that provide services to the Funds, including marketing and education support (such as through conferences, webinars and printed communications). The Adviser will periodically assess the advisability of continuing to make these payments. Payments to an Intermediary may be significant to the Intermediary, and amounts that Intermediaries pay to your adviser, broker or other investment professional, if any, may also be significant to such adviser, broker or investment professional. Because an Intermediary may make decisions about what investment options it will make available or recommend, and what services to provide in connection with various products, based on payments it receives or is eligible to receive, such payments create conflicts of interest between the Intermediary and its clients. For example, these financial incentives may cause the Intermediary to recommend a Fund over other investments. The same conflict of interest exists with respect to your financial adviser, broker or investment professional if they receive similar payments from their Intermediary firm.

Intermediary information is current only as of the date of this SAI. Please contact your adviser, broker or other investment professional for more information regarding any payments his or her Intermediary firm may receive. Any payments made by the Adviser or its affiliates to an Intermediary may create the incentive for an Intermediary to encourage customers to buy Shares.

If you have any additional questions, please call (866) 864-3968.

Distribution (Rule 12b-1) Plan. The Trust has adopted a Distribution (Rule 12b-1) Plan (the “Plan”) in accordance with the provisions of Rule 12b-1 under the 1940 Act. No payments pursuant to the Plan are expected to be made during the twelve (12) month period from the date of this SAI. Rule 12b-1 fees to be paid by a Fund under the Plan may only be imposed after approval by the Board.

Continuance of the Plan must be approved annually by a majority of the Trustees of the Trust and by a majority of the Trustees who are not interested persons (as defined in the 1940 Act) of the Trust and have no direct or indirect financial interest in the Plan or in any agreements related to the Plan (“Disinterested Trustees”). None of the Disinterested Trustees have a direct or indirect financial interest in the Plan or any agreements related to the Plan. The Plan may be continued from year-to-year only if the Board, including a majority of the Disinterested Trustees, concludes at least annually that continuation of the Plan is likely to benefit shareholders. The Board has determined that the Plan is likely to benefit the Funds by providing an incentive for brokers, dealers, and other financial intermediaries to engage in sales and marketing efforts on behalf of the Funds and to provide enhanced services to shareholders. The Board also determined that the Plan may enhance the Funds’ ability to sell shares and access important distribution channels.

The Plan requires that quarterly written reports of amounts spent under the Plan and the purposes of such expenditures be furnished to and reviewed by the Trustees. The Plan may not be amended to increase materially the amount that may be spent thereunder without approval by a majority of the outstanding Shares. All material amendments of the Plan will require approval by a majority of the Trustees of the Trust and of the Disinterested Trustees.

The Plan provides that each Fund pays the Distributor an annual fee of up to a maximum of 0.25% of the average daily net assets of the Shares. Under the Plan, the Distributor may make payments pursuant to written agreements to financial institutions and intermediaries such as banks, savings and loan associations, and insurance companies including, without limit, investment counselors, broker-dealers, and the Distributor’s affiliates and subsidiaries (collectively, “Agents”) as compensation for services and reimbursement of expenses incurred in connection with distribution assistance. The Plan is characterized as a compensation plan since the distribution fee will be paid to the Distributor without regard to the distribution expenses incurred by the Distributor or the amount of payments made to other financial institutions and intermediaries. The Trust intends to operate the Plan in accordance with its terms and with FINRA rules concerning sales charges.

Under the Plan, subject to the limitations of applicable law and regulations, each Fund is authorized to compensate the Distributor up to the maximum amount to finance any activity primarily intended to result in the sale of Creation Units of the Fund or for providing, or arranging for others to provide, shareholder services and for the maintenance of shareholder accounts. Such activities may include, but are not limited to: (1) delivering copies of the Fund’s then current reports, prospectuses, notices, and similar materials, to prospective purchasers of Creation Units; (2) marketing and promotional services, including advertising; (3) paying the costs of and compensating others, including Authorized Participants with whom the Distributor has entered into written Authorized Participant Agreements, for performing shareholder servicing on behalf of the Fund; (4) compensating certain Authorized Participants for providing assistance in distributing the Creation Units of the Fund, including the travel and communication expenses and salaries and/or commissions of sales personnel in connection with the distribution of the Creation Units of the Fund; (5) payments to financial institutions and intermediaries such as banks, savings and loan associations, insurance companies, and investment counselors, broker-dealers, mutual fund supermarkets, and the affiliates and subsidiaries of the Trust’s service providers as compensation for services or reimbursement of expenses incurred in connection with distribution assistance; (6) facilitating communications with beneficial owners of Shares, including the cost of providing, or paying others to provide, services to beneficial owners of Shares, including, but not limited to, assistance in answering inquiries related to Shareholder accounts; and (7) such other services and obligations as are set forth in the Distribution Agreement.

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ADMINISTRATOR

Tidal ETF Services LLC (the “Administrator”), a Tidal Financial Group company and an affiliate of the Adviser, serves as the Funds’ administrator. The Administrator is located at 234 West Florida Street, Suite 700, Milwaukee, Wisconsin 53204. Pursuant to a Fund Administration Servicing Agreement between the Trust and the Administrator, the Administrator provides the Trust with, or arranges for, administrative, compliance, and management services (other than investment advisory services) to be provided to the Trust and the Board. Pursuant to the Fund Administration Servicing Agreement, officers or employees of the Administrator serve as the Trust’s principal executive officer and principal financial officer, and chief compliance officer, the Administrator coordinates the payment of Fund-related expenses, and the Administrator manages the Trust’s relationships with its various service providers. As compensation for the services it provides, the Administrator receives a fee based on each Fund’s average daily net assets, subject to a minimum annual fee. The Administrator also is entitled to certain out-of-pocket expenses for the services mentioned above.

As of the date of this SAI, the YieldMax® ADBE Option Income Strategy ETF, YieldMax® BA Option Income Strategy ETF, YieldMax® BIIB Option Income Strategy ETF and YieldMax® INTC Option Income Strategy ETF had not commenced operations. Therefore, the Administrator has not received any fees for administration services to these Funds as of the date of this SAI.

The tables below show fees paid for administration services by the Adviser to the Administrator with respect to the Funds for the fiscal periods/years indicated.

YieldMax® AAPL Option Income Strategy ETF
April 17, 2023 (commencement of operations) to October 31, 2023	Fees Paid to the Administrator $22,603
Fiscal year ended October 31, 2024 Fiscal year ended October 31, 2025	$50,000 $59,372
YieldMax® ABNB Option Income Strategy ETF June 24, 2024 (commencement of operations) to October 31, 2024 Fiscal year ended October 31, 2025	Fees Paid to the Administrator $17,486 $50,000
YieldMax® AI Option Income Strategy ETF November 27, 2023 (commencement of operations) to October 31, 2024 Fiscal year ended October 31, 2025	Fees Paid to the Administrator $43,060 $50,198
YieldMax® AMD Option Income Strategy ETF
September 18, 2023 (commencement of operations) to October 31, 2023 Fiscal year ended October 31, 2024 Fiscal year ended October 31, 2025	Fees Paid to the Administrator $1,644 $52,798 $73,397
YieldMax® AMZN Option Income Strategy ETF
July 24, 2023 (commencement of operations) to October 31, 2023 Fiscal year ended October 31, 2024 Fiscal year ended October 31, 2025	Fees Paid to the Administrator $9,178 $59,742 $119,674
YieldMax® BRK.B Option Income Strategy ETF	Fees Paid to the Administrator
June 4, 2025 (commencement of operations) to October 31, 2025	$20,274

YieldMax® COIN Option Income Strategy ETF
August 14, 2023 (commencement of operations) to October 31, 2023 Fiscal year ended October 31, 2024 Fiscal year ended October 31, 2025	Fees Paid to the Administrator $6,301 $183,745 $458,662

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YieldMax® DIS Option Income Strategy ETF
Fees Paid to the Administrator
August 24, 2023 (commencement of operations) to October 31, 2023	$4,658
Fiscal year ended October 31, 2024 Fiscal year ended October 31, 2025	$40,437 $50,000
YieldMax® GOOGL Option Income Strategy ETF
Fees Paid to the Administrator
July 27, 2023 (commencement of operations) to October 31, 2023	$8,493
Fiscal year ended October 31, 2024 Fiscal year ended October 31, 2025	$41,667 $57,556
YieldMax® JP Option Income Strategy ETF
Fees Paid to the Administrator
September 11, 2023 (commencement of operations) to October 31, 2023	$2,603
Fiscal year ended October 31, 2024 Fiscal year ended October 31, 2025	$48,770 $50,000

YieldMax® META Option Income Strategy ETF
Fees Paid to the Administrator
July 27, 2023 (commencement of operations) to October 31, 2023	$8,493
Fiscal year ended October 31, 2024 Fiscal year ended October 31, 2025	$50,028 $74,167

SUB-ADMINISTRATOR AND TRANSFER AGENT

Global Fund Services, LLC, located at 615 East Michigan Street, Milwaukee, Wisconsin 53202, serves as the Funds’ sub-administrator and transfer agent.

Pursuant to a Fund Sub-Administration Servicing Agreement and a Fund Accounting Servicing Agreement between the Trust and Global Fund Services, Global Fund Services provides the Trust with administrative and management services (other than investment advisory services) and accounting services, including portfolio accounting services, tax accounting services and furnishing financial reports. In this capacity, Global Fund Services does not have any responsibility or authority for the management of the Funds, the determination of investment policy, or for any matter pertaining to the distribution of Shares. As compensation for the administration, accounting and management services, the Adviser pays Global Fund Services a fee based on each Fund’s average daily net assets, subject to a minimum annual fee. Global Fund Services also is entitled to certain out-of-pocket expenses for the services mentioned above, including pricing expenses.

As of the date of this SAI, the YieldMax® ADBE Option Income Strategy ETF, YieldMax® BA Option Income Strategy ETF, YieldMax® BIIB Option Income Strategy ETF and YieldMax® INTC Option Income Strategy ETF had not commenced operations. Therefore, Global Fund Services has not received any fees for sub-administration services to these Funds as of the date of this SAI.

The tables below show fees for sub-administration services paid by the Adviser to Global Fund Services with respect to the Funds for the fiscal periods/years indicated.

YieldMax® AAPL Option Income Strategy ETF
April 17, 2023 (commencement of operations) to October 31, 2023 Fiscal year ended October 31, 2024 Fiscal year ended October 31, 2025	Fees Paid to the Sub-Administrator $12,432 $29,231 $49,691
YieldMax® ABNB Option Income Strategy ETF June 24, 2024 (commencement of operations) to October 31, 2024 Fiscal year ended October 31, 2025	Fees Paid to the Sub-Administrator $9,618 $27,500
YieldMax® AI Option Income Strategy ETF November 27, 2023 (commencement of operations) to October 31, 2024 Fiscal year ended October 31, 2025	Fees Paid to the Sub-Administrator $24,863 $34,079

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YieldMax® AMD Option Income Strategy ETF
Fees Paid to the Sub-Administrator
September 18, 2023 (commencement of operations) to October 31, 2023 Fiscal year ended October 31, 2024 Fiscal year ended October 31, 2025	$904 $41,902 $61,980
YieldMax® AMZN Option Income Strategy ETF
Fees Paid to the Sub-Administrator
July 24, 2023 (commencement of operations) to October 31, 2023 Fiscal year ended October 31, 2024 Fiscal year ended October 31, 2025	$5,048 $42,453 $101,058
YieldMax® BRK.B Option Income Strategy ETF
Fees Paid to the Sub-Administrator
June 4, 2025 (commencement of operations) to October 31, 2025	$11,151

YieldMax® COIN Option Income Strategy ETF
Fees Paid to the Sub-Administrator
August 14, 2023 (commencement of operations) to October 31, 2023 Fiscal year ended October 31, 2024 Fiscal year ended October 31, 2025	$3,466 $160,201 $443,690
YieldMax® DIS Option Income Strategy ETF
Fees Paid to the Sub-Administrator
August 24, 2023 (commencement of operations) to October 31, 2023	$2,562
Fiscal year ended October 31, 2024 Fiscal year ended October 31, 2025	$22,240 $27,500
YieldMax® GOOGL Option Income Strategy ETF
Fees Paid to the Sub-Administrator
July 27, 2023 (commencement of operations) to October 31, 2023	$4,671
Fiscal year ended October 31, 2024 Fiscal year ended October 31, 2025	$22,917 $46,756
YieldMax® JP Option Income Strategy ETF
Fees Paid to the Sub-Administrator
September 11, 2023 (commencement of operations) to October 31, 2023	$1,432
Fiscal year ended October 31, 2024 Fiscal year ended October 31, 2025	$26,824 $27,500
YieldMax® META Option Income Strategy ETF
Fees Paid to the Sub-Administrator
July 27, 2023 (commencement of operations) to October 31, 2023	$4,671
Fiscal year ended October 31, 2024 Fiscal year ended October 31, 2025	$31,249 $62,630

CUSTODIAN

Pursuant to a Custody Agreement, U.S. Bank National Association (“U.S. Bank”), 1555 North Rivercenter Drive, Milwaukee, Wisconsin 53212, serves as the custodian (the “Custodian”) of each Fund’s assets. U.S. Bank is the parent company of Global Fund Services. The Custodian holds and administers the assets in the Funds’ portfolios. Pursuant to the Custody Agreement, the Custodian receives an annual fee from the Adviser based on the Trust’s total average daily net assets, subject to a minimum annual fee, and certain settlement charges. The Custodian also is entitled to certain out-of-pocket expenses.

LEGAL COUNSEL

Sullivan & Worcester LLP, 1251 Avenue of the Americas, 19th Floor, New York, NY 10020, serves as legal counsel for the Trust and the Independent Trustees.

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INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Cohen & Company, Ltd., 1835 Market Street, Suite 310, Philadelphia, PA 19103, serves as the independent registered public accounting firm for the Funds. Its services include auditing the Funds’ financial statements. Cohen & Co Advisory, LLC, an affiliate of Cohen & Company, Ltd., provides tax services as requested.

PORTFOLIO HOLDINGS DISCLOSURE POLICIES AND PROCEDURES

The Board has adopted a policy regarding the disclosure of information about each Fund’s security holdings. Each Fund’s entire portfolio holdings are publicly disseminated each day the Funds are open for business and through financial reporting and news services including publicly available internet web sites. In addition, the composition of the Deposit Securities is publicly disseminated daily prior to the opening of the Exchange via the National Securities Clearing Corporation (“NSCC”).

DESCRIPTION OF SHARES

The Third Amended and Restated Declaration of Trust (“Declaration of Trust”) authorizes the issuance of an unlimited number of funds and shares. Each share represents an equal proportionate interest in such Fund with each other share. Shares are entitled upon liquidation to a pro rata share in the net assets of such Fund. Shareholders have no preemptive rights. The Declaration of Trust provides that the Trustees may create additional series or classes of shares. All consideration received by the Trust for shares of any additional funds and all assets in which such consideration is invested would belong to that fund and would be subject to the liabilities related thereto. Share certificates representing Shares will not be issued. Shares, when issued, are fully paid and non-assessable.

Each Share has one vote with respect to matters upon which a shareholder vote is required, consistent with the requirements of the 1940 Act and the rules promulgated thereunder. Shares of all funds in the Trust vote together as a single class, except that if the matter being voted on affects only a particular fund it will be voted on only by that fund and if a matter affects a particular fund differently from other funds, that fund will vote separately on such matter. As a Delaware statutory trust, the Trust is not required, and does not intend, to hold annual meetings of shareholders. Approval of shareholders will be sought, however, for certain changes in the operation of the Trust and for the election of Trustees under certain circumstances. The Trust will call for a meeting of shareholders to consider the removal of one or more Trustees and other certain matters upon the written request of shareholders holding at least a majority of the outstanding shares of the Trust entitled to vote at such meeting. In the event that such a meeting is requested, the Trust will provide appropriate assistance and information to the shareholders requesting the meeting.

Under the Declaration of Trust, the Trustees have the power to liquidate each Fund without shareholder approval. While the Trustees have no present intention of exercising this power, they may do so if a Fund fails to reach a viable size within a reasonable amount of time or for such other reasons as may be determined by the Board.

LIMITATION OF TRUSTEES’ LIABILITY

The Declaration of Trust provides that a Trustee shall be liable only for his or her own willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of the office of Trustee, and shall not be liable for errors of judgment or mistakes of fact or law. The Declaration of Trust also provides that the Trust shall indemnify each person who is, or has been, a Trustee or officer of the Trust, and upon the due approval of the Trustees, each person who is, or has been an employee or agent of the Trust, and, upon due approval of the Trustees, any person who is serving or has served at the Trust’s request as a director, officer, partner, trustee, employee, agent, or fiduciary of another organization with respect to any alleged acts or omissions while acting within the scope of a Trustee’s service in such a position. However, nothing in the Declaration of Trust shall protect or indemnify a Trustee against any liability for a Trustee’s willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of the office of Trustee. Nothing contained in this section attempts to disclaim a Trustee’s individual liability in any manner inconsistent with the federal securities laws.

BROKERAGE TRANSACTIONS

The policy of the Trust regarding purchases and sales of securities for a Fund is that primary consideration will be given to obtaining the most favorable prices and efficient executions of transactions. Consistent with this policy, when securities transactions are effected on a stock exchange, the Trust’s policy is to pay commissions which are considered fair and reasonable without necessarily determining that the lowest possible commissions are paid in all circumstances. The Trust believes that a requirement always to seek the lowest possible commission cost could impede effective portfolio management and preclude a Fund and the Adviser from obtaining a high quality of brokerage and research services. In seeking to determine the reasonableness of brokerage commissions paid in any transaction, the Adviser will rely upon its experience and knowledge regarding commissions generally charged by various brokers and on its judgment in evaluating the brokerage services received from the broker effecting the transaction. Such determinations are necessarily subjective and imprecise, as in most cases, an exact dollar value for those services is not ascertainable. The Trust has adopted policies and procedures that prohibit the consideration of sales of Shares as a factor in the selection of a broker or dealer to execute its portfolio transactions.

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The Adviser owes a fiduciary duty to its clients to seek to provide best execution on trades effected. In selecting a broker/dealer for each specific transaction, the Adviser chooses the broker/dealer deemed most capable of providing the services necessary to obtain the most favorable execution. “Best execution” is generally understood to mean the most favorable cost or net proceeds reasonably obtainable under the circumstances. The full range of brokerage services applicable to a particular transaction may be considered when making this judgment, which may include, but is not limited to liquidity, price, commission, timing, aggregated trades, capable floor brokers or traders, competent block trading coverage, ability to position, capital strength and stability, reliable and accurate communications and settlement processing, use of automation, knowledge of other buyers or sellers, arbitrage skills, administrative ability, underwriting, and provision of information on a particular security or market in which the transaction is to occur. The specific criteria will vary depending upon the nature of the transaction, the market in which it is executed, and the extent to which it is possible to select from among multiple broker/ dealers. The Adviser will also use electronic crossing networks (“ECNs”) when appropriate.

Subject to the foregoing policies, brokers or dealers selected to execute a Fund’s portfolio transactions may include such Fund’s Authorized Participants (as discussed in “Purchase and Redemption of Shares in Creation Units — Procedures for Purchase of Creation Units” below) or their affiliates. An Authorized Participant or its affiliates may be selected to execute a Fund’s portfolio transactions in conjunction with an all-cash Creation Unit order or an order including “cash-in-lieu” (as described below under “Purchase and Redemption of Shares in Creation Units”), so long as such selection is in keeping with the foregoing policies. As described below under “Purchase and Redemption of Shares in Creation Units — Creation Transaction Fee” and “ — Redemption Transaction Fee”, a Fund may determine to not charge a variable fee on certain orders when the Adviser has determined that doing so is in the best interests of a Fund’s shareholders, even if the decision to not charge a variable fee could be viewed as benefiting the Authorized Participant or its affiliate selected to execute such Fund’s portfolio transactions in connection with such orders.

The Adviser may use a Fund’s assets for, or participate in, third-party soft dollar arrangements, in addition to receiving proprietary research from various full-service brokers, the cost of which is bundled with the cost of the broker’s execution services. The Adviser does not “pay up” for the value of any such proprietary research. Section 28(e) of the 1934 Act permits the Adviser under certain circumstances, to cause a Fund to pay a broker or dealer a commission for effecting a transaction in excess of the amount of commission another broker or dealer would have charged for effecting the transaction in recognition of the value of brokerage and research services provided by the broker or dealer. The Adviser may receive a variety of research services and information on many topics, which it can use in connection with its management responsibilities with respect to the various accounts over which it exercises investment discretion or otherwise provides investment advice. The research services may include qualifying order management systems, portfolio attribution and monitoring services, and computer software and access charges which are directly related to investment research.

Accordingly, a Fund may pay a broker commission higher than the lowest available in recognition of the broker’s provision of such services to the Adviser but only if the Adviser determines the total commission (including the soft dollar benefit) is comparable to the best commission rate that could be expected to be received from other brokers. The amount of soft dollar benefits received depends on the amount of brokerage transactions effected with the brokers. A conflict of interest exists because there is an incentive to (1) cause clients to pay a higher commission than the firm might otherwise be able to negotiate, (2) cause clients to engage in more securities transactions than would otherwise be optimal, and (3) only recommend brokers that provide soft dollar benefits.

The Adviser faces a potential conflict of interest when it uses client trades to obtain brokerage or research services. This conflict exists because the Adviser can use the brokerage or research services to manage client accounts without paying cash for such services, which reduces the Adviser’s expenses to the extent that the Adviser would have purchased such products had they not been provided by brokers. Section 28(e) permits the Adviser to use brokerage or research services for the benefit of any account it manages. Certain accounts managed by the Adviser may generate soft dollars used to purchase brokerage or research services that ultimately benefit other accounts managed by the Adviser effectively cross subsidizing the other accounts managed by the Adviser that benefit directly from the product. The Adviser may not necessarily use all of the brokerage or research services in connection with managing a Fund whose trades generated the soft dollars used to purchase such products.

The Adviser is responsible, subject to oversight by the Board, for placing orders on behalf of each Fund for the purchase or sale of portfolio securities. If purchases or sales of portfolio securities of a Fund and one or more other investment companies or clients supervised by the Adviser are considered at or about the same time, transactions in such securities are allocated among the several investment companies and clients in a manner deemed equitable and consistent with its fiduciary obligations to all by the Adviser. In some cases, this procedure could have a detrimental effect on the price or volume of the security so far as the Funds are concerned. However, in other cases, it is possible that the ability to participate in volume transactions and to negotiate lower brokerage commissions will be beneficial to the Funds. The primary consideration is prompt execution of orders at the most favorable net price.

The Funds may deal with affiliates in principal transactions to the extent permitted by exemptive order or applicable rule or regulation.

As of the date of this SAI, the YieldMax® ADBE Option Income Strategy ETF, YieldMax® BA Option Income Strategy ETF, YieldMax® BIIB Option Income Strategy ETF and YieldMax® INTC Option Income Strategy ETF had not commenced operations. Therefore, these Funds have not paid any brokerage commissions as of the date of this SAI.

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The tables below show brokerage commissions paid by the Funds for the fiscal periods/years indicated.

YieldMax® AAPL Option Income Strategy ETF
Brokerage Commissions
April 17, 2023 (commencement of operations) to October 31, 2023 Fiscal year ended October 31, 2024 Fiscal year ended October 31, 2025	$119,085 $298,969 $571,102
YieldMax® ABNB Option Income Strategy ETF June 24, 2024 (commencement of operations) to October 31, 2024 Fiscal year ended October 31, 2025	Brokerage Commissions $17,280 $173,937
YieldMax® AI Option Income Strategy ETF November 27, 2023 (commencement of operations) to October 31, 2024 Fiscal year ended October 31, 2025	Brokerage Commissions $820,412 $2,399,899
YieldMax® AMD Option Income Strategy ETF September 18, 2023 (commencement of operations) to October 31, 2023 Fiscal year ended October 31, 2024 Fiscal year ended October 31, 2025	Brokerage Commissions $8,295 $612,463 $1,502,882
YieldMax® AMZN Option Income Strategy ETF
Brokerage Commissions
July 24, 2023 (commencement of operations) to October 31, 2023 Fiscal year ended October 31, 2024 Fiscal year ended October 31, 2025	$56,800 $556,922 $1,000,620
YieldMax® BRK.B Option Income Strategy ETF
Brokerage Commissions
June 4, 2025 (commencement of operations) to October 31, 2025	$11,224
YieldMax® COIN Option Income Strategy ETF
Brokerage Commissions
August 14, 2023 (commencement of operations) to October 31, 2023 Fiscal year ended October 31, 2024 Fiscal year ended October 31, 2025	$105,427 $3,118,837 $4,243,207
YieldMax® DIS Option Income Strategy ETF
Brokerage Commissions
August 24, 2023 (commencement of operations) to October 31, 2023	$9,445
Fiscal year ended October 31, 2024 Fiscal year ended October 31, 2025	$121,967 $280,791
YieldMax® GOOGL Option Income Strategy ETF
Brokerage Commissions
July 27, 2023 (commencement of operations) to October 31, 2023	$34,915
Fiscal year ended October 31, 2024 Fiscal year ended October 31, 2025	$246,747 $571,388
YieldMax® JP Option Income Strategy ETF
Brokerage Commissions
September 11, 2023 (commencement of operations) to October 31, 2023	$6,346
Fiscal year ended October 31, 2024 Fiscal year ended October 31, 2025	$71,144 $182,755
YieldMax® META Option Income Strategy ETF
Brokerage Commissions
July 27, 2023 (commencement of operations) to October 31, 2023	$10,410
Fiscal year ended October 31, 2024 Fiscal year ended October 31, 2025	$128,410 $261,260

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Where a Fund commenced operations in 2023 or 2024, its brokerage commissions may be higher during the 2024 or 2025 fiscal year, as applicable, since its initial fiscal period was not a full twelve-month period. In addition, certain Funds saw an increase in assets in 2025 resulting in increased transactions.

Brokerage with Fund Affiliates. The Funds may execute brokerage or other agency transactions through registered broker-dealer affiliates of the Funds or the Adviser for a commission in conformity with the 1940 Act, the 1934 Act and rules promulgated by the SEC. These rules require that commissions paid to the affiliate by the Funds for exchange transactions not exceed “usual and customary” brokerage commissions. The rules define “usual and customary” commissions to include amounts which are “reasonable and fair compared to the commission, fee or other remuneration received or to be received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time.” The Trustees, including those who are not “interested persons” of the Funds, have adopted procedures for evaluating the reasonableness of commissions paid to affiliates and review these procedures periodically.

For the fiscal period/year ended October 31, 2025, the Funds did not pay any brokerage commissions to any registered broker-dealer affiliates of the Funds or the Adviser.

Directed Brokerage. For the period/fiscal year ended October 31, 2025, no Fund paid commissions on brokerage transactions directed to brokers pursuant to an agreement or understanding whereby the broker provided research or other brokerage services to the Adviser.

Securities of “Regular Broker-Dealers.” The Funds are required to identify any securities of its “regular brokers and dealers” (as such term is defined in the 1940 Act) that it may hold at the close of its most recent fiscal year. “Regular brokers or dealers” of the Funds are the ten brokers or dealers that, during the most recent fiscal year: (i) received the greatest dollar amounts of brokerage commissions from the Fund’s portfolio transactions; (ii) engaged as principal in the largest dollar amounts of portfolio transactions of the Fund; or (iii) sold the largest dollar amounts of Shares.

For the fiscal period/year ended October 31, 2025, no Fund acquired any securities of its “regular brokers or dealers” or their parent companies.

PORTFOLIO TURNOVER RATE

A portfolio turnover rate is, in summary, the percentage computed by dividing the lesser of a Fund’s purchases or sales of securities (excluding short-term securities and securities transferred in-kind) by the average market value of such Fund. A rate of 100% indicates that the equivalent of all of the Fund’s assets have been sold and reinvested in a year. High portfolio turnover may affect the amount, timing and character of distributions, and, as a result, may increase the amount of taxes payable by shareholders. Higher portfolio turnover also results in higher transaction costs. To the extent that net short-term capital gains are realized by a Fund, any distributions resulting from such gains are considered ordinary income for federal income tax purposes.

As of the date of this SAI, the YieldMax® ADBE Option Income Strategy ETF, YieldMax® BA Option Income Strategy ETF, YieldMax® BIIB Option Income Strategy ETF and YieldMax® INTC Option Income Strategy ETF had not commenced operations and therefore do not have portfolio turnover rates to report as of the date of this SAI.

The tables below show the portfolio turnover rate with respect to the Funds for the fiscal periods indicated.

YieldMax® AAPL Option Income Strategy ETF
Portfolio Turnover
Fiscal year ended October 31, 2024	20%
Fiscal year ended October 31, 2025	20%
YieldMax® ABNB Option Income Strategy ETF June 24, 2024 (commencement of operations) to October 31, 2024	Portfolio Turnover 46%
Fiscal year ended October 31, 2025	43%
YieldMax® AI Option Income Strategy ETF November 27, 2023 (commencement of operations) to October 31, 2024	Portfolio Turnover 4%
Fiscal year ended October 31, 2025	53%

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YieldMax® AMD Option Income Strategy ETF
Fiscal year ended October 31, 2024	Portfolio Turnover 37%
Fiscal year ended October 31, 2025	46%
YieldMax® AMZN Option Income Strategy ETF
Fiscal year ended October 31, 2024	Portfolio Turnover 27%
Fiscal year ended October 31, 2025	24%
YieldMax® BRK.B Option Income Strategy ETF
Portfolio Turnover
June 4, 2025 (commencement of operations) to October 31, 2025	0%
YieldMax® COIN Option Income Strategy ETF
Fiscal year ended October 31, 2024 Fiscal year ended October 31, 2025	Portfolio Turnover 27% 31%
YieldMax® DIS Option Income Strategy ETF
Portfolio Turnover
Fiscal year ended October 31, 2024 Fiscal year ended October 31, 2025	20% 62%
YieldMax® GOOGL Option Income Strategy ETF
Portfolio Turnover
Fiscal year ended October 31, 2024 Fiscal year ended October 31, 2025	359%* 30%

* Portfolio turnover was higher during the prior fiscal year ended October 31, 2024 due to several option assignments during the period, which required the Fund to sell the long stock positions received.

YieldMax® JP Option Income Strategy ETF
Portfolio Turnover
Fiscal year ended October 31, 2024 Fiscal year ended October 31, 2025	11% 32%
YieldMax® META Option Income Strategy ETF
Portfolio Turnover
Fiscal year ended October 31, 2024 Fiscal year ended October 31, 2025	16% 21%

Where a Fund commenced operations in 2024, its portfolio turnover may be higher during the 2025 fiscal year since its initial fiscal period was not a full twelve-month period.

BOOK ENTRY ONLY SYSTEM

The Depository Trust Company (“DTC”) acts as securities depositary for Shares. Shares are represented by securities registered in the name of DTC or its nominee, Cede & Co., and deposited with, or on behalf of, DTC. Except in limited circumstances set forth below, certificates will not be issued for Shares.

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DTC is a limited-purpose trust company that was created to hold securities of its participants (the “DTC Participants”) and to facilitate the clearance and settlement of securities transactions among the DTC Participants in such securities through electronic book-entry changes in accounts of the DTC Participants, thereby eliminating the need for physical movement of securities certificates. DTC Participants include securities brokers and dealers, banks, trust companies, clearing corporations and certain other organizations, some of whom (and/or their representatives) own DTC. More specifically, DTC is owned by a number of its DTC Participants and by the NYSE and FINRA. Access to the DTC system is also available to others such as banks, brokers, dealers, and trust companies that clear through or maintain a custodial relationship with a DTC Participant, either directly or indirectly (the “Indirect Participants”).

Beneficial ownership of Shares is limited to DTC Participants, Indirect Participants, and persons holding interests through DTC Participants and Indirect Participants. Ownership of beneficial interests in Shares (owners of such beneficial interests are referred to in this SAI as “Beneficial Owners”) is shown on, and the transfer of ownership is effected only through, records maintained by DTC (with respect to DTC Participants) and on the records of DTC Participants (with respect to Indirect Participants and Beneficial Owners that are not DTC Participants). Beneficial Owners will receive from or through the DTC Participant a written confirmation relating to their purchase of Shares. The Trust recognizes DTC or its nominee as the record owner of all Shares for all purposes. Beneficial Owners of Shares are not entitled to have Shares registered in their names, and will not receive or be entitled to physical delivery of Share certificates. Each Beneficial Owner must rely on the procedures of DTC and any DTC Participant and/or Indirect Participant through which such Beneficial Owner holds its interests, to exercise any rights of a holder of Shares.

Conveyance of all notices, statements, and other communications to Beneficial Owners is effected as follows. DTC will make available to the Trust upon request and for a fee a listing of Shares held by each DTC Participant. The Trust shall obtain from each such DTC Participant the number of Beneficial Owners holding Shares, directly or indirectly, through such DTC Participant. The Trust shall provide each such DTC Participant with copies of such notice, statement, or other communication, in such form, number and at such place as such DTC Participant may reasonably request, in order that such notice, statement or communication may be transmitted by such DTC Participant, directly or indirectly, to such Beneficial Owners. In addition, the Trust shall pay to each such DTC Participant a fair and reasonable amount as reimbursement for the expenses attendant to such transmittal, all subject to applicable statutory and regulatory requirements.

Share distributions shall be made to DTC or its nominee, Cede & Co., as the registered holder of all Shares. DTC or its nominee, upon receipt of any such distributions, shall credit immediately DTC Participants’ accounts with payments in amounts proportionate to their respective beneficial interests in the Funds as shown on the records of DTC or its nominee. Payments by DTC Participants to Indirect Participants and Beneficial Owners of Shares held through such DTC Participants will be governed by standing instructions and customary practices, as is now the case with securities held for the accounts of customers in bearer form or registered in a “street name,” and will be the responsibility of such DTC Participants.

The Trust has no responsibility or liability for any aspect of the records relating to or notices to Beneficial Owners, or payments made on account of beneficial ownership interests in Shares, or for maintaining, supervising, or reviewing any records relating to such beneficial ownership interests, or for any other aspect of the relationship between DTC and the DTC Participants or the relationship between such DTC Participants and the Indirect Participants and Beneficial Owners owning through such DTC Participants.

DTC may determine to discontinue providing its service with respect to a Fund at any time by giving reasonable notice to the Fund and discharging its responsibilities with respect thereto under applicable law. Under such circumstances, the Fund shall act either to find a replacement for DTC to perform its functions at a comparable cost or, if such replacement is unavailable, to issue and deliver printed certificates representing ownership of Shares, unless the Trust makes other arrangements with respect thereto satisfactory to the Exchange.

PURCHASE AND REDEMPTION OF SHARES IN CREATION UNITS

The Trust issues and redeems Shares only in Creation Units on a continuous basis through the Transfer Agent, without a sales load (but subject to transaction fees, if applicable), at their NAV per share next determined after receipt of an order, on any Business Day, in proper form pursuant to the terms of the Authorized Participant Agreement (“Participant Agreement”). The NAV of Shares is calculated each Business Day as of the scheduled close of regular trading on the NYSE, generally 4:00 p.m., Eastern Time. The Funds will not issue fractional Creation Units. A “Business Day” is any day on which the NYSE is open for regular trading.

Fund Deposit. The consideration for purchase of a Creation Unit of a Fund generally consists of the in-kind deposit of a designated portfolio of securities (the “Deposit Securities”) per each Creation Unit and the Cash Component (defined below), computed as described below. Notwithstanding the foregoing, the Trust reserves the right to permit or require the substitution of a “cash in lieu” amount (“Deposit Cash”) to be added to the Cash Component to replace any Deposit Security. When accepting purchases of Creation Units for all or a portion of Deposit Cash, a Fund may incur additional costs associated with the acquisition of Deposit Securities that would otherwise be provided by an in-kind purchaser.

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Together, the Deposit Securities or Deposit Cash, as applicable, and the Cash Component constitute the “Fund Deposit,” which represents the minimum initial and subsequent investment amount for a Creation Unit of a Fund. The “Cash Component” is an amount equal to the difference between the NAV of Shares (per Creation Unit) and the value of the Deposit Securities or Deposit Cash, as applicable. If the Cash Component is a positive number (i.e., the NAV per Creation Unit exceeds the value of the Deposit Securities or Deposit Cash, as applicable), the Cash Component shall be such positive amount. If the Cash Component is a negative number (i.e., the NAV per Creation Unit is less than the value of the Deposit Securities or Deposit Cash, as applicable), the Cash Component shall be such negative amount and the creator will be entitled to receive cash in an amount equal to the Cash Component. The Cash Component serves the function of compensating for any differences between the NAV per Creation Unit and the value of the Deposit Securities or Deposit Cash, as applicable. Computation of the Cash Component excludes any stamp duty or other similar fees and expenses payable upon transfer of beneficial ownership of the Deposit Securities, if applicable, which shall be the sole responsibility of the Authorized Participant (as defined below).

Each Fund, through NSCC, makes available on each Business Day, prior to the opening of business on the Exchange (currently 9:30 a.m., Eastern Time), the list of the names and the required number of Shares of each Deposit Security or the required amount of Deposit Cash, as applicable, to be included in the current Fund Deposit (based on information at the end of the previous Business Day) for the Fund. Such Fund Deposit is subject to any applicable adjustments as described below, to effect purchases of Creation Units of the applicable Fund until such time as the next-announced composition of the Deposit Securities or the required amount of Deposit Cash, as applicable, is made available.

The identity and number of Shares of the Deposit Securities or the amount of Deposit Cash, as applicable, required for the Fund Deposit for a Fund may change from time to time.

Procedures for Purchase of Creation Units. To be eligible to place orders with the Transfer Agent to purchase a Creation Unit of a Fund, an entity must be (i) a “Participating Party” (i.e., a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the NSCC (the “Clearing Process”)), a clearing agency that is registered with the SEC; or (ii) a DTC Participant (see “Book Entry Only System”). In addition, each Participating Party or DTC Participant (each, an “Authorized Participant”) must execute a Participant Agreement with respect to purchases and redemptions of Creation Units. Each Authorized Participant will agree, pursuant to the terms of a Participant Agreement, on behalf of itself or any investor on whose behalf it will act, to certain conditions, including that it will pay to the Trust, an amount of cash sufficient to pay the Cash Component together with the creation transaction fee (described below), if applicable, and any other applicable fees and taxes.

All orders to purchase Shares directly from a Fund must be placed for one or more Creation Units and in the manner and by the time set forth in the Participant Agreement and/or applicable order form. The order cut-off time for orders to purchase Creation Units is expected to be 1:00 p.m. Eastern time for the Funds, which time may be modified by a Fund from time-to-time by amendment to the Participant Agreement and/or applicable order form. The date on which an order to purchase Creation Units (or an order to redeem Creation Units, as set forth below) is received and accepted is referred to as the “Order Placement Date.”

An Authorized Participant may require an investor to make certain representations or enter into agreements with respect to the order (e.g., to provide for payments of cash, when required). Investors should be aware that their particular broker may not have executed a Participant Agreement and that, therefore, orders to purchase Shares directly from a Fund in Creation Units must be placed by the investor’s broker through an Authorized Participant that has executed a Participant Agreement. In such cases there may be additional charges to such investor. At any given time, there may be only a limited number of broker-dealers that have executed a Participant Agreement and only a small number of such Authorized Participants may have international capabilities.

On days when the Exchange closes earlier than normal, each Fund may require orders to create Creation Units to be placed earlier in the day. In addition, if a market or markets on which a Fund’s investments are primarily traded is closed, the Fund will also generally not accept orders on such day(s). Orders must be transmitted by an Authorized Participant by telephone or other transmission method acceptable to the Transfer Agent pursuant to procedures set forth in the Participant Agreement and in accordance with the applicable order form. On behalf of a Fund, the Transfer Agent will notify the Custodian of such order. The Custodian will then provide such information to the appropriate local sub-custodian(s). Those placing orders through an Authorized Participant should allow sufficient time to permit proper submission of the purchase order to the Transfer Agent by the cut-off time on such Business Day. Economic or market disruptions or changes, or telephone or other communication failure may impede the ability to reach the Transfer Agent or an Authorized Participant.

Fund Deposits must be delivered by an Authorized Participant through the Federal Reserve System (for cash) or through DTC (for corporate securities), through a subcustody agent (for foreign securities) and/or through such other arrangements allowed by the Trust or its agents. With respect to foreign Deposit Securities, the Custodian shall cause the subcustodian of a Fund to maintain an account into which the Authorized Participant shall deliver, on behalf of itself or the party on whose behalf it is acting, such Deposit Securities (or Deposit Cash for all or a part of such securities, as permitted or required), with any appropriate adjustments as advised by the Trust. Foreign Deposit Securities must be delivered to an account maintained at the applicable local subcustodian. A Fund Deposit transfer must be ordered by the Authorized Participant in a timely fashion to ensure the delivery of the requisite number of Deposit Securities or Deposit Cash, as applicable, to the account of the applicable Fund or its agents by no later than 1:00 p.m. Eastern Time for the Fund (or such other time as specified by the Trust) on the contractual settlement date. If the applicable Fund or its agents do not receive all of the Deposit Securities, or the required Deposit Cash in lieu thereof, by such time, then the order may be deemed rejected and the Authorized Participant shall be liable to the Fund for losses, if any, resulting therefrom. All questions as to the number of Deposit Securities or Deposit Cash to be delivered, as applicable, and the validity, form and eligibility (including time of receipt) for the deposit of any tendered securities or cash, as applicable, will be determined by the Trust, whose determination shall be final and binding. The amount of cash represented by the Cash Component must be transferred directly to the Custodian through the Federal Reserve Bank wire transfer system in a timely manner to be received by the Custodian no later than the contractual settlement date. If the Cash Component and the Deposit Securities or Deposit Cash, as applicable, are not received by the Custodian in a timely manner by the contractual settlement date, the creation order may be cancelled. Upon written notice to the Transfer Agent, such canceled order may be resubmitted the following Business Day using a Fund Deposit as newly constituted to reflect the then current NAV of such Fund.

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The order shall be deemed to be received on the Business Day on which the order is placed provided that the order is placed in proper form prior to the applicable cut-off time and the federal funds in the appropriate amount are deposited by 1:00 p.m. Eastern Time for the applicable Fund, with the Custodian on the contractual settlement date. If the order is not placed in proper form as required, or federal funds in the appropriate amount are not received by 1:00 p.m. Eastern Time for the applicable Fund on the contractual settlement date, then the order may be deemed to be rejected and the Authorized Participant shall be liable to the applicable Fund for losses, if any, resulting therefrom. A creation request is in “proper form” if all procedures set forth in the Participant Agreement, order form and this SAI are properly followed.

Issuance of a Creation Unit. Except as provided in this SAI, Creation Units will not be issued until the transfer of good title to the Trust of the Deposit Securities or payment of Deposit Cash, as applicable, and the payment of the Cash Component have been completed. When the required Deposit Securities (or the cash value thereof) have been delivered to the account of the Custodian (or sub-custodian, as applicable), the Transfer Agent and the Adviser shall be notified of such delivery, and the Trust will issue and cause the delivery of the Creation Units. The typical settlement date for each redemption transaction will be within one day of the transaction (or T+1), unless the Fund and Authorized Participant agree to a different timeline for settlement or the transaction is exempt from the requirements of Rule 15c6-1 under the 1934 Act. Due to the schedule of holidays in certain countries, however, the receipt of redemption proceeds may take longer than one Business Day following the day on which the purchase order is received. In such cases, the local market settlement procedures will not commence until the end of local holiday periods. The Authorized Participant shall be liable to the Funds for losses, if any, resulting from unsettled orders.

Creation Units may be purchased in advance of receipt by the Trust of all or a portion of the applicable Deposit Securities as described below. In these circumstances, the initial deposit will have a value greater than the NAV of the Shares on the date the order is placed in proper form since, in addition to available Deposit Securities, cash must be deposited in an amount equal to the sum of (i) the Cash Component, plus (ii) an additional amount of cash equal to a percentage of the value as set forth in the Participant Agreement, of the undelivered Deposit Securities (the “Additional Cash Deposit”), which shall be maintained in a separate non-interest bearing collateral account. The Authorized Participant must deposit with the Custodian the Additional Cash Deposit, as applicable, by 1:00 p.m. Eastern Time for the applicable Fund (or such other time as specified by the Trust) on the contractual settlement date. If the applicable Fund or its agents do not receive the Additional Cash Deposit in the appropriate amount, by such time, then the order may be deemed rejected and the Authorized Participant shall be liable to the applicable Fund for losses, if any, resulting therefrom. An additional amount of cash shall be required to be deposited with the Trust, pending delivery of the missing Deposit Securities to the extent necessary to maintain the Additional Cash Deposit with the Trust in an amount at least equal to the applicable percentage, as set forth in the Participant Agreement, of the daily market value of the missing Deposit Securities. The Participant Agreement will permit the Trust to buy the missing Deposit Securities at any time. Authorized Participants will be liable to the Trust for the costs incurred by the Trust in connection with any such purchases. These costs will be deemed to include the amount by which the actual purchase price of the Deposit Securities exceeds the value of such Deposit Securities on the day the purchase order was deemed received by the Transfer Agent plus the brokerage and related transaction costs associated with such purchases. The Trust will return any unused portion of the Additional Cash Deposit once all of the missing Deposit Securities have been properly received by the Custodian or purchased by the Trust and deposited into the Trust. In addition, a transaction fee, as described below under “Creation Transaction Fee,” may be charged. The delivery of Creation Units so created generally will occur no later than the contractual settlement date.

Acceptance of Orders of Creation Units. The Trust reserves the right to reject an order for Creation Units transmitted to it by the Transfer Agent with respect to a Fund including, without limitation, if (a) the order is not in proper form; (b) the Deposit Securities or Deposit Cash, as applicable, delivered by the Authorized Participant are not as disseminated through the facilities of the NSCC for that date by the Custodian; (c) the investor(s), upon obtaining Shares ordered, would own 80% or more of the currently outstanding Shares of the Fund; (d) the acceptance of the Fund Deposit would, in the opinion of counsel, be unlawful; (e) the acceptance or receipt of the order for a Creation Unit would, in the opinion of counsel to the Trust, be unlawful; or (f) in the event that circumstances outside the control of the Trust, the Custodian, the Transfer Agent and/or the Adviser make it for all practical purposes not feasible to process orders for Creation Units.

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Examples of such circumstances include acts of God; public service or utility problems such as fires, floods, extreme weather conditions and power outages resulting in telephone, telecopy and computer failures; market conditions or activities causing trading halts; systems failures involving computer or other information systems affecting the Trust, the Distributor, the Custodian, a sub-custodian, the Transfer Agent, DTC, NSCC, Federal Reserve System, or any other participant in the creation process, and other extraordinary events. The Transfer Agent shall notify a prospective creator of a Creation Unit and/or the Authorized Participant acting on behalf of the creator of a Creation Unit of its rejection of the order of such person. The Trust, the Transfer Agent, the Custodian, any sub-custodian and the Distributor are under no duty, however, to give notification of any defects or irregularities in the delivery of Fund Deposits nor shall either of them incur any liability for the failure to give any such notification. The Trust, the Transfer Agent, the Custodian and the Distributor shall not be liable for the rejection of any purchase order for Creation Units.

All questions as to the number of Shares of each security in the Deposit Securities and the validity form, eligibility and acceptance for deposit of any securities to be delivered shall be determined by the Trust, and the Trust’s determination shall be final and binding.

Notwithstanding the Trust’s ability to reject an order for creation units, the Trust will only do so in a manner consistent with any current or future SEC rulemaking or guidance relating thereto; provided that, no such suspension of the issuance of creation units will be done in a manner that impairs the arbitrage mechanism for investors.

Creation Transaction Fee. A fixed purchase (i.e., creation) transaction fee, payable to the Custodian, may be imposed for the transfer and other transaction costs associated with the purchase of Creation Units (“Creation Order Costs”). The standard fixed creation transaction fee for each Fund, regardless of the number of Creation Units created in the transaction, can be found in the table below. Each Fund may adjust the standard fixed creation transaction fee from time to time. The fixed creation fee may be waived on certain orders if the Custodian has determined to waive some or all of the Creation Order Costs associated with the order or another party, such as the Adviser, has agreed to pay such fee.

In addition, a variable fee, payable to the Funds, of up to the maximum percentage listed in the table below of the value of the Creation Units subject to the transaction may be imposed for cash purchases, non-standard orders, or partial cash purchases of Creation Units. The variable charge is primarily designed to cover additional costs (e.g., brokerage, taxes) involved with buying the securities with cash. Each Fund may determine to not charge a variable fee on certain orders when the Adviser has determined that doing so is in the best interests of Fund shareholders.

Fixed Creation Transaction Fee	Maximum Variable Transaction Fee
$300	2.00%

Investors who use the services of a broker or other such intermediary may be charged a fee for such services. Investors are responsible for the fixed costs of transferring the Fund Securities (defined below) from the Trust to their account or on their order.

Risks of Purchasing Creation Units. There are certain legal risks unique to investors purchasing Creation Units directly from a Fund. Because Shares may be issued on an ongoing basis, a “distribution” of Shares could be occurring at any time. Certain activities that a shareholder performs as a dealer could, depending on the circumstances, result in the shareholder being deemed a participant in the distribution in a manner that could render the shareholder a statutory underwriter and subject to the prospectus delivery and liability provisions of the Securities Act. For example, a shareholder could be deemed a statutory underwriter if it purchases Creation Units from a Fund, breaks them down into the constituent Shares, and sells those Shares directly to customers, or if a shareholder chooses to couple the creation of a supply of new Shares with an active selling effort involving solicitation of secondary-market demand for Shares. Whether a person is an underwriter depends upon all of the facts and circumstances pertaining to that person’s activities, and the examples mentioned here should not be considered a complete description of all the activities that could cause you to be deemed an underwriter.

Dealers who are not “underwriters” but are participating in a distribution (as opposed to engaging in ordinary secondary-market transactions), and thus dealing with Shares as part of an “unsold allotment” within the meaning of Section 4(a)(3)(C) of the Securities Act, will be unable to take advantage of the prospectus delivery exemption provided by Section 4(a)(3) of the Securities Act.

Redemption. Shares may be redeemed only in Creation Units at their NAV next determined after receipt of a redemption request in proper form by the Funds through the Transfer Agent and only on a Business Day. EXCEPT UPON LIQUIDATION OF A FUND, THE FUND WILL NOT REDEEM SHARES IN AMOUNTS LESS THAN CREATION UNITS. Investors must accumulate enough Shares in the secondary market to constitute a Creation Unit to have such Shares redeemed by the Trust. There can be no assurance, however, that there will be sufficient liquidity in the public trading market at any time to permit assembly of a Creation Unit. Investors should expect to incur brokerage and other costs in connection with assembling a sufficient number of Shares to constitute a redeemable Creation Unit.

With respect to each Fund, the Custodian, through the NSCC, makes available prior to the opening of business on the Exchange (currently 9:30 a.m., Eastern Time) on each Business Day, the list of the names and Share quantities of each Fund’s portfolio securities that will be applicable (subject to possible amendment or correction) to redemption requests received in proper form (as defined below) on that day (“Fund Securities”). Fund Securities received on redemption may not be identical to Deposit Securities.

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Redemption proceeds for a Creation Unit are paid either in-kind or in cash, or combination thereof, as determined by the Trust. With respect to in-kind redemptions of the Funds, redemption proceeds for a Creation Unit will consist of Fund Securities—as announced by the Custodian on the Business Day of the request for redemption received in proper form plus cash in an amount equal to the difference between the NAV of Shares being redeemed, as next determined after a receipt of a request in proper form, and the value of the Fund Securities (the “Cash Redemption Amount”), less a fixed redemption transaction fee, as applicable, as set forth below. If the Fund Securities have a value greater than the NAV of Shares, a compensating cash payment equal to the differential is required to be made by or through an Authorized Participant by the redeeming shareholder. Notwithstanding the foregoing, at the Trust’s discretion, an Authorized Participant may receive the corresponding cash value of the securities in lieu of the in-kind securities value representing one or more Fund Securities.

The typical settlement date for each redemption transaction will be within one day of the transaction (or T+1), unless the Fund and Authorized Participant agree to a different timeline for settlement or the transaction is exempt from the requirements of Rule 15c6-1 under the 1934 Act. Due to the schedule of holidays in certain countries, however, the receipt of redemption proceeds may take longer than one Business Day following the day on which the purchase order is received. In such cases, the local market settlement procedures will not commence until the end of local holiday periods.

Redemption Transaction Fee. A fixed redemption transaction fee, payable to the Custodian, may be imposed for the transfer and other transaction costs associated with the redemption of Creation Units (“Redemption Order Costs”). The standard fixed redemption transaction fee for a Fund, regardless of the number of Creation Units redeemed in the transaction, can be found in the table below. Each Fund may adjust the redemption transaction fee from time to time. The fixed redemption fee may be waived on certain orders if the Custodian has determined to waive some or all of the Redemption Order Costs associated with the order or another party, such as the Adviser, has agreed to pay such fee.

In addition, a variable fee, payable to each Fund, of up to the maximum percentage listed in the table below of the value of the Creation Units subject to the transaction may be imposed for cash redemptions, non-standard orders, or partial cash redemptions (when cash redemptions are available) of Creation Units. The variable charge is primarily designed to cover additional costs (e.g., brokerage, taxes) involved with selling portfolio securities to satisfy a cash redemption. Each Fund may determine to not charge a variable fee on certain orders when the Adviser has determined that doing so is in the best interests of Fund shareholders.

Fixed Redemption Transaction Fee	Maximum Variable Transaction Fee
$300	2.00%

Investors who use the services of a broker or other such intermediary may be charged a fee for such services. Investors are responsible for the fixed costs of transferring the Fund Securities from the Trust to their account or on their order.

Procedures for Redemption of Creation Units. Orders to redeem Creation Units must be submitted in proper form to the Transfer Agent prior to 1:00 p.m. Eastern time. A redemption request is considered to be in “proper form” if (i) an Authorized Participant has transferred or caused to be transferred to the Trust’s Transfer Agent the Creation Unit(s) being redeemed through the book-entry system of DTC so as to be effective by the time as set forth in the Participant Agreement and (ii) a request in form satisfactory to the Trust is received by the Transfer Agent from the Authorized Participant on behalf of itself or another redeeming investor within the time periods specified in the Participant Agreement. If the Transfer Agent does not receive the investor’s Shares through DTC’s facilities by the times and pursuant to the other terms and conditions set forth in the Participant Agreement, the redemption request shall be rejected.

The Authorized Participant must transmit the request for redemption, in the form required by the Trust, to the Transfer Agent in accordance with procedures set forth in the Authorized Participant Agreement. Investors should be aware that their particular broker may not have executed an Authorized Participant Agreement, and that, therefore, requests to redeem Creation Units may have to be placed by the investor’s broker through an Authorized Participant who has executed an Authorized Participant Agreement. Investors making a redemption request should be aware that such request must be in the form specified by such Authorized Participant. Investors making a request to redeem Creation Units should allow sufficient time to permit proper submission of the request by an Authorized Participant and transfer of the Shares to the Trust’s Transfer Agent; such investors should allow for the additional time that may be required to effect redemptions through their banks, brokers or other financial intermediaries if such intermediaries are not Authorized Participants.

Additional Redemption Procedures. In connection with taking delivery of Shares of Fund Securities upon redemption of Creation Units, a redeeming shareholder or Authorized Participant acting on behalf of such Shareholder must maintain appropriate custody arrangements with a qualified broker-dealer, bank, or other custody providers in each jurisdiction in which any of the Fund Securities are customarily traded, to which account such Fund Securities will be delivered. Deliveries of redemption proceeds will generally be made by the next Business Day following the trade date, as discussed above.

The Trust may in its discretion exercise its option cause a Fund to redeem such Shares in cash, and the redeeming investor will be required to receive its redemption proceeds in cash. In addition, an investor may request a redemption in cash that the applicable Fund may, in its sole discretion, permit. In either case, the investor will receive a cash payment equal to the NAV of its Shares based on the NAV of Shares of such Fund next determined after the redemption request is received in proper form (minus a redemption transaction fee, if applicable, and additional charge for requested cash redemptions specified above, to offset the Trust’s brokerage and other transaction costs associated with the disposition of Fund Securities). A Fund may also, in its sole discretion, upon request of a shareholder, provide such redeemer a portfolio of securities that differs from the exact composition of the Fund Securities but does not differ in NAV.

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Redemptions of Shares for Fund Securities will be subject to compliance with applicable federal and state securities laws and each Fund (whether or not it otherwise permits cash redemptions) reserves the right to redeem Creation Units for cash to the extent that the Trust could not lawfully deliver specific Fund Securities upon redemptions or could not do so without first registering the Fund Securities under such laws. An Authorized Participant or an investor for which it is acting subject to a legal restriction with respect to a particular security included in the Fund Securities applicable to the redemption of Creation Units may be paid an equivalent amount of cash. The Authorized Participant may request the redeeming investor of the Shares to complete an order form or to enter into agreements with respect to such matters as compensating cash payment. Further, an Authorized Participant that is not a “qualified institutional buyer,” (“QIB”) as such term is defined under Rule 144A of the Securities Act, will not be able to receive Fund Securities that are restricted securities eligible for resale under Rule 144A. An Authorized Participant may be required by the Trust to provide a written confirmation with respect to QIB status to receive Fund Securities.

The right of redemption may be suspended or the date of payment postponed with respect to a Fund (1) for any period during which the Exchange is closed (other than customary weekend and holiday closings); (2) for any period during which trading on the Exchange is suspended or restricted; (3) for any period during which an emergency exists as a result of which disposal of the Shares of the Fund or determination of the NAV of the Shares is not reasonably practicable; or (4) in such other circumstance as is permitted by the SEC.

DETERMINATION OF NET ASSET VALUE

NAV per Share for each Fund is computed by dividing the value of the net assets of such Fund (i.e., the value of its total assets less total liabilities) by the total number of Shares outstanding, rounded to the nearest cent. Expenses and fees, including the management fees, are accrued daily and taken into account for purposes of determining NAV. The NAV of ach Fund is calculated by Global Fund Services and determined at the scheduled close of the regular trading session on the NYSE (ordinarily 4:00 p.m., Eastern Time) on each day that the NYSE is open, provided that fixed-income assets may be valued as of the announced closing time for trading in fixed-income instruments on any day that the Securities Industry and Financial Markets Association (“SIFMA”) announces an early closing time.

In calculating each Fund’s NAV per Share, such Fund’s investments are generally valued using market valuations. A market valuation generally means a valuation (i) obtained from an exchange, a pricing service, or a major market maker (or dealer), (ii) based on a price quotation or other equivalent indication of value supplied by an exchange, a pricing service, or a major market maker (or dealer) or (iii) based on amortized cost. In the case of shares of other funds that are not traded on an exchange, a market valuation means such fund’s published NAV per share. The Funds may use various pricing services, or discontinue the use of any pricing service, as approved by the Adviser from time to time. A price obtained from a pricing service based on such pricing service’s valuation matrix may be considered a market valuation. Any assets or liabilities denominated in currencies other than the U.S. dollar are converted into U.S. dollars at the current market rates on the date of valuation as quoted by one or more sources. For assets traded on an exchange, the Fund may value investments using market valuations. A market valuation generally means a valuation (1) obtained from an exchange, a pricing service, or a major market maker (or dealer), (2) based on a price quotation or other equivalent indication of value supplied by an exchange, a pricing service, or a major market maker (or dealer) or (3) based on amortized cost. In the case of shares of other funds that are not traded on an exchange, a market valuation means such fund’s published NAV per share.

When market prices are not “readily available” or are deemed to be unreliable, consistent with Rule 2a-5 under the 1940 Act, the Trust and the Adviser have adopted procedures and methodologies wherein the Adviser, serving as the Fund’s Valuation Designee (as defined in Rule 2a-5), determines the fair value of Fund investments.

DIVIDENDS AND DISTRIBUTIONS

The following information supplements and should be read in conjunction with the section in the Prospectus entitled “Dividends, Distributions, and Taxes.”

General Policies. Each Fund intends to pay out dividends and interest income, if any, weekly, and distribute any net realized capital gains to its shareholders at least annually.

Each Fund will declare and pay income and capital gain distributions, if any, in cash. Distributions of net realized capital gains, if any, generally are declared and paid once a year, but the Fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended, (the “Code”), in all events in a manner consistent with the provisions of the 1940 Act.

Dividends and other distributions on Shares are distributed, as described below, on a pro rata basis to Beneficial Owners of such Shares. Dividend payments are made through DTC Participants and Indirect Participants to Beneficial Owners then of record with proceeds received from the Trust.

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Each Fund makes additional distributions to the extent necessary (1) to distribute the entire annual taxable income of the Fund, plus any net capital gains and (2) to avoid imposition of the excise tax imposed by Section 4982 of the Code. Management of the Trust reserves the right to declare special dividends if, in its reasonable discretion, such action is necessary or advisable to preserve the Fund’s eligibility for treatment as a regulated investment company (“RIC”) or to avoid imposition of income or excise taxes on undistributed income at the Fund level.

Dividend Reinvestment Service. The Trust will not make the DTC book-entry dividend reinvestment service available for use by Beneficial Owners for reinvestment of their cash proceeds, but certain individual broker-dealers may make available the DTC book-entry Dividend Reinvestment Service for use by Beneficial Owners of the applicable Fund through DTC Participants for reinvestment of their dividend distributions. Investors should contact their brokers to ascertain the availability and description of these services. Beneficial Owners should be aware that each broker may require investors to adhere to specific procedures and timetables to participate in the dividend reinvestment service and investors should ascertain from their brokers such necessary details. If this service is available and used, dividend distributions of both income and realized gains will be automatically reinvested in additional whole Shares of the applicable Fund issued by the Trust of such Fund at NAV per Share. Distributions reinvested in additional Shares will nevertheless be taxable to Beneficial Owners acquiring such additional Shares to the same extent as if such distributions had been received in cash.

FEDERAL INCOME TAXES

The following is only a summary of certain U.S. federal income tax considerations generally affecting the Funds and their respective shareholders that supplements the discussion in the Prospectus. No attempt is made to present a comprehensive explanation of the federal, state, local or foreign tax treatment of the Funds or their respective shareholders, and the discussion here and in the Prospectus is not intended to be a substitute for careful tax planning.

The following general discussion of certain U.S. federal income tax consequences is based on provisions of the Code and the regulations issued thereunder as in effect on the date of this SAI. New legislation, as well as administrative changes or court decisions, may significantly change the conclusions expressed herein, and may have a retroactive effect with respect to the transactions contemplated herein.

The tax legislation commonly referred to as the Tax Cuts and Jobs Act (the “Tax Act”) made significant changes to the U.S. federal income tax rules for taxation of individuals and corporations, generally effective for taxable years beginning after December 31, 2017. Many of the changes applicable to individuals are temporary and would apply only to taxable years before January 1, 2026. There were only minor changes with respect to the specific rules applicable to RICs, such as the Funds. The Tax Act, however, also made numerous other changes to the tax rules that may affect shareholders and the Funds. Subsequent legislation has modified certain changes to the U.S. federal income tax rules made by the Tax Act which may, in addition, affect shareholders and the Funds. You are urged to consult with your own tax advisor regarding how this legislation affects your investment in a Fund.

Shareholders are urged to consult their own tax advisers regarding the application of the provisions of tax law described in this SAI in light of the particular tax situations of the shareholders and regarding specific questions as to federal, state, local, or foreign taxes.

Taxation of the Funds. Each Fund will elect and intends to qualify each year to be treated as a RIC under the Code. As such, each Fund should not be subject to federal income taxes on its net investment income and capital gains, if any, to the extent that it timely distributes such income and capital gains to its shareholders. Generally, to be taxed as a RIC, a Fund must distribute in each taxable year at least 90% of its net investment income for the taxable year, which includes, among other items, dividends, interest, net short-term capital gain and net foreign currency gain, less expenses, as well as 90% of its net tax-exempt interest income, if any (the “Distribution Requirement”) and also must meet several additional requirements. Among these requirements are the following: (i) at least 90% of the Fund’s gross income each taxable year must be derived from dividends, interest, payments with respect to certain securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, or other income derived with respect to its business of investing in such stock, securities or foreign currencies, and net income derived from interests in qualified publicly traded partnerships (the “Qualifying Income Requirement”); and (ii) at the end of each quarter of the Fund’s taxable year, the Fund’s assets must be diversified so that (a) at least 50% of the value of the Fund’s total assets is represented by cash and cash items, U.S. government securities, securities of other RICs, and other securities, with such other securities limited, in respect to any one issuer, to an amount not greater in value than 5% of the value of the Fund’s total assets and to not more than 10% of the outstanding voting securities of such issuer, and (b) not more than 25% of the value of its total assets is invested in the securities (other than U.S. government securities or securities of other RICs) of any one issuer, the securities (other than securities of other RICs) of two or more issuers which the Fund controls and which are engaged in the same, similar, or related trades or businesses, or the securities of one or more qualified publicly traded partnerships (the “Diversification Requirement”).

For purposes of the Diversification Requirement, exchange-traded options on a single security are, and listed over the counter options on a single security very likely are, treated as issued by the issuer of the underlying security, and not by the exchange or clearing house which legally issues the option. Thus, such options on a single security are treated as issued by a single issuer. The Funds will attempt to ensure that the value of options they hold is never 25% of the total value of Fund assets at the close of any quarter, to avoid violation of the Diversification Requirement. The constraints of the Diversification Requirement may cause a Fund to dispose of options more frequently than the Fund would otherwise prefer. There is no assurance that the Fund will be able to satisfy the Diversification Requirement. In some cases, identification of the issuer (or issuers) is uncertain under current law, and an adverse determination or future guidance by the IRS with respect to issuer identification for a particular type of investment may adversely affect the Fund’s ability to meet the Diversification Test.

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To the extent a Fund makes investments that may generate income that is not qualifying income, including certain derivatives, such Fund will seek to restrict the resulting income from such investments so that the Fund’s non-qualifying income does not exceed 10% of its gross income.

Although each Fund intends to distribute substantially all of its net investment income and may distribute its capital gains for any taxable year, a Fund will be subject to federal income taxation to the extent any such income or gains are not distributed. Each Fund is treated as a separate corporation for federal income tax purposes. Each Fund therefore is considered to be a separate entity in determining its treatment under the rules for RICs described herein. The requirements (other than certain organizational requirements) for qualifying RIC status are determined at the Fund level rather than at the Trust level.

If a Fund fails to satisfy the Qualifying Income Requirement or the Diversification Requirement in any taxable year, the Fund may be eligible for relief provisions if the failures are due to reasonable cause and not willful neglect and if a penalty tax is paid with respect to each failure to satisfy the applicable requirements. Additionally, relief is provided for certain de minimis failures of the Diversification Requirement where a Fund corrects the failure within a specified period of time. To be eligible for the relief provisions with respect to a failure to meet the Diversification Requirement, a Fund may be required to dispose of certain assets. If these relief provisions were not available to a Fund and it were to fail to qualify for treatment as a RIC for a taxable year, all of its taxable income would be subject to tax at regular corporate rates without any deduction for distributions to shareholders, and its distributions (including capital gains distributions) generally would be taxable to the shareholders of the applicable Fund as ordinary income dividends, subject to the dividends received deduction for corporate shareholders and the lower tax rates on qualified dividend income received by noncorporate shareholders, subject to certain limitations. To requalify for treatment as a RIC in a subsequent taxable year, the Fund would be required to satisfy the RIC qualification requirements for that year and to distribute any earnings and profits from any year in which the Fund failed to qualify for tax treatment as a RIC. If the Fund failed to qualify as a RIC for a period greater than two taxable years, it would generally be required to pay a fund-level tax on certain net built in gains recognized with respect to certain of its assets upon disposition of such assets within five years of qualifying as a RIC in a subsequent year. The Board reserves the right not to maintain the qualification of a Fund for treatment as a RIC if it determines such course of action to be beneficial to shareholders. If a Fund determines that it will not qualify as a RIC, the Fund will establish procedures to reflect the anticipated tax liability in such Fund’s NAV.

As of the fiscal year ended October 31, 2025, the Funds have not elected to defer late year losses. As of the fiscal year ended October 31, 2025, the following Funds had long-term and short-term capital loss carryovers, which do not expire.

	Long-Term Capital Loss Carryovers	Short-Term Capital Loss Carryovers
APLY ETF	$—	$—
ABNY ETF	—	(4,155,470)
AIYY ETF	—	(69,652,157)
AMDY ETF	—	—
AMZY ETF	—	—
BRKC ETF	—	—
CONY ETF	—	—
DISO ETF	(1,362)	(133,215)
GOOY ETF	—	—
JPO ETF	—	—
FBY ETF	—	—

Each Fund may elect to treat part or all of any “qualified late year loss” as if it had been incurred in the succeeding taxable year in determining the Fund’s taxable income, net capital gain, net short-term capital gain, and earnings and profits. The effect of this election is to treat any such “qualified late year loss” as if it had been incurred in the succeeding taxable year in characterizing Fund distributions for any calendar year. A “qualified late year loss” generally includes net capital loss, net long-term capital loss, or net short-term capital loss incurred after October 31 of the current taxable year, subject to special rules in the event the Fund makes an election under Section 4982(e)(4) of the Code, (commonly referred to as “post-October losses”), and certain other late-year losses.

Capital losses in excess of capital gains (“net capital losses”) are not permitted to be deducted against a RIC’s net investment income. Instead, for U.S. federal income tax purposes, potentially subject to certain limitations, the Fund may carry a net capital loss from any taxable year forward indefinitely to offset its capital gains, if any, in years following the year of the loss. To the extent subsequent capital gains are offset by such losses, they will not result in U.S. federal income tax liability to the Fund and may not be distributed as capital gains to its shareholders. Generally, the Fund may not carry forward any losses other than net capital losses. The carryover of capital losses may be limited under the general loss limitation rules if the Fund experiences an ownership change as defined in the Code.

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Each Fund will be subject to a nondeductible 4% federal excise tax on certain undistributed income if it does not distribute to its shareholders in each calendar year an amount at least equal to 98% of its ordinary income for the calendar year plus 98.2% of its capital gain net income for either the one-year period ending on October 31 of that year, or, if the Fund makes an election under Section 4982(e)(4) of the Code, the Fund’s fiscal year, subject to an increase for any shortfall in the prior year’s distribution. Each Fund intends to declare and distribute dividends and distributions in the amounts and at the times necessary to avoid the application of the excise tax, but can make no assurances that all such tax liability will be eliminated.

Each Fund intends to distribute substantially all of its net investment income and net capital gain to shareholders for each taxable year. If a Fund meets the Distribution Requirement but retains some or all of its income or gains, it will be subject to federal income tax at regular corporate rates to the extent any such income or gains are not distributed. The Fund may elect to designate certain amounts retained as undistributed net capital gain as deemed distributions in a notice to its shareholders, who (i) will be required to include in income for U.S. federal income tax purposes, as long-term capital gain, their proportionate shares of the undistributed amount so designated, (ii) will be entitled to credit their proportionate shares of the income tax paid by the Fund on that undistributed amount against their federal income tax liabilities and to claim refunds to the extent such credits exceed their tax liabilities, and (iii) will be entitled to increase their tax basis, for federal income tax purposes, in their Shares by an amount equal to the excess of the amount of undistributed net capital gain included in their respective income over their respective income tax credits.

Taxation of Shareholders – Distributions. Each Fund intends to distribute its shareholders substantially all of its investment company taxable income (computed without regard to the deduction for dividends paid), its net tax-exempt income, if any, and any net capital gain (net long-term capital gains in excess of net short-term capital losses, taking into account any capital loss carryforwards). The distribution of investment company taxable income (as so computed) and net capital gain will be taxable to Fund shareholders regardless of whether the shareholders receive these distributions in cash or reinvests them in additional Shares.

Each Fund (or your broker) will report to shareholders annually the amounts of dividends paid from ordinary income, the amount of distributions of net capital gain, the portion of dividends which may qualify for the dividends received deduction for corporate shareholders, and the portion of dividends which may qualify for treatment as qualified dividend income, which is taxable to non-corporate shareholders at long-term capital gain rates.

Distributions from a Fund’s net capital gain will be taxable to shareholders at long-term capital gains rates, regardless of how long shareholders have held their Shares. Distributions may be subject to state and local taxes.

Qualified dividend income includes, in general, subject to certain holding period and other requirements, dividend income from taxable domestic corporations and certain “qualified foreign corporations.” Given the investment strategy of the Fund, shareholders should not expect any qualified dividend income.

Although dividends generally will be treated as distributed when paid, any dividend declared by a Fund in October, November or December and payable to shareholders of record in such a month that is paid during the following January will be treated for U.S. federal income tax purposes as received by shareholders on December 31 of the calendar year in which it was declared.

In addition to the federal income tax, certain individuals, trusts and estates may be subject to a Net Investment Income (“NII”) tax of 3.8%. The NII tax is imposed on the lesser of: (i) a taxpayer’s investment income, net of deductions properly allocable to such income; or (ii) the amount by which such taxpayer’s modified adjusted gross income exceeds certain thresholds ($250,000 for married individuals filing jointly, $200,000 for unmarried individuals and $125,000 for married individuals filing separately). Each Fund’s distributions are includable in a shareholder’s investment income for purposes of this NII tax. In addition, any capital gain realized by a shareholder upon a sale or redemption of Fund shares is includable in such shareholder’s investment income for purposes of this NII tax.

Shareholders who have not held Shares for a full year should be aware that the Funds may report and distribute, as ordinary dividends or capital gain dividends, a percentage of income that is not equal to the percentage of such Fund’s ordinary income or net capital gain, respectively, actually earned during the applicable shareholder’s period of investment in the Fund. A taxable shareholder may wish to avoid investing in a Fund shortly before a dividend or other distribution, because the distribution will generally be taxable to the shareholder even though it may economically represent a return of a portion of the shareholder’s investment.

If a Fund’s distributions exceed its earnings and profits, all or a portion of the distributions made for a taxable year may be recharacterized as a return of capital to shareholders. A return of capital distribution will generally not be taxable, but will reduce each shareholder’s cost basis in the Fund and result in a higher capital gain or lower capital loss when the Shares on which the distribution was received are sold. After a shareholder’s basis in the Shares has been reduced to zero, distributions in excess of earnings and profits will be treated as gain from the sale of the shareholder’s Shares.

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Taxation of Shareholders – Sale of Shares. A sale or redemption of Shares may give rise to a gain or loss. In general, any gain or loss realized upon a taxable disposition of Shares will be treated as long-term capital gain or loss if Shares have been held for more than 12 months. Otherwise, the gain or loss on the taxable disposition of Shares will generally be treated as short-term capital gain or loss. Any loss realized upon a taxable disposition of Shares held for six months or less will be treated as long-term capital loss, rather than short-term capital loss, to the extent of any amounts treated as distributions to the shareholder of long-term capital gain with respect to such Shares (including any amounts credited to the shareholder as undistributed capital gains). All or a portion of any loss realized upon a taxable disposition of Shares may be disallowed if substantially identical Shares are acquired (through the reinvestment of dividends or otherwise) within a 61-day period beginning 30 days before and ending 30 days after the disposition. In such a case, the basis of the newly acquired Shares will be adjusted to reflect the disallowed loss.

The cost basis of Shares acquired by purchase will generally be based on the amount paid for Shares and then may be subsequently adjusted for other applicable transactions as required by the Code. The difference between the selling price and the cost basis of Shares generally determines the amount of the capital gain or loss realized on the sale of Shares. Contact the broker through whom you purchased your Shares to obtain information with respect to the available cost basis reporting methods and elections for your account.

An Authorized Participant who exchanges securities for Creation Units generally will recognize a gain or a loss. The gain or loss will be equal to the difference between the market value of the Creation Units at the time and the sum of the exchanger’s aggregate basis in the securities surrendered plus the amount of cash paid for such Creation Units. A person who redeems Creation Units will generally recognize a gain or loss equal to the difference between the exchanger’s basis in the Creation Units and the sum of the aggregate market value of any securities received plus the amount of any cash received for such Creation Units. The Internal Revenue Service (“IRS”), however, may assert that a loss realized upon an exchange of securities for Creation Units cannot currently be deducted under the rules governing “wash sales” (for a person who does not mark-to-market its portfolio) or on the basis that there has been no significant change in economic position.

Any capital gain or loss realized upon the creation of Creation Units will generally be treated as long-term capital gain or loss if the securities exchanged for such Creation Units have been held for more than one year. Any capital gain or loss realized upon the redemption of Creation Units will generally be treated as long-term capital gain or loss if the Shares composing the Creation Units have been held for more than one year. Otherwise, such capital gains or losses will generally be treated as short-term capital gains or losses. Any loss upon a redemption of Creation Units held for six months or less may be treated as long-term capital loss to the extent of any amounts treated as distributions to the applicable Authorized Participant of long-term capital gain with respect to the Creation Units (including any amounts credited to the Authorized Participant as undistributed capital gains).

The Trust, on behalf of each Fund, has the right to reject an order for Creation Units if the purchaser (or a group of purchasers) would, upon obtaining the Creation Units so ordered, own 80% or more of the outstanding Shares and if, pursuant to Section 351 of the Code, the Fund would have a basis in the deposit securities different from the market value of such securities on the date of deposit. The Trust also has the right to require the provision of information necessary to determine beneficial Share ownership for purposes of the 80% determination. If the Fund does issue Creation Units to a purchaser (or a group of purchasers) that would, upon obtaining the Creation Units so ordered, own 80% or more of the outstanding Shares, the purchaser (or a group of purchasers) will not recognize gain or loss upon the exchange of securities for Creation Units.

Persons purchasing or redeeming Creation Units should consult their own tax advisers with respect to the tax treatment of any creation or redemption transaction and whether the wash sales rule applies and when a loss may be deductible.

Taxation of Fund Investments. Certain of each Fund’s investments may be subject to complex provisions of the Code (including provisions relating to hedging transactions, straddles, integrated transactions, foreign currency contracts, forward foreign currency contracts, and notional principal contracts) that, among other things, may affect the Fund’s ability to qualify as a RIC, affect the character of gains and losses realized by the Fund (e.g., may affect whether gains or losses are ordinary or capital), accelerate recognition of income to the Fund and defer losses. These rules could therefore affect the character, amount and timing of distributions to shareholders. These provisions also may require a Fund to mark to market certain types of positions in its portfolio (i.e., treat them as if they were closed out) which may cause a Fund to recognize income without the Fund receiving cash with which to make distributions in amounts sufficient to enable the Fund to satisfy the RIC distribution requirements for avoiding fund-level income and excise taxes. Each Fund intends to monitor its transactions, intends to make appropriate tax elections, and intends to make appropriate entries in its books and records to mitigate the effect of these rules and preserve its qualification for treatment as a RIC. To the extent a Fund invests in an underlying fund that is taxable as a RIC, the rules applicable to the tax treatment of complex securities will also apply to the underlying funds that also invest in such complex securities and investments. In addition, because the tax rules applicable to such instruments may be uncertain under current law, an adverse determination or future IRS guidance with respect to these rules (which determination or guidance could be retroactive) may affect whether the Fund has made sufficient distributions and otherwise satisfied the relevant requirements to maintain its qualification as a RIC and avoid a Fund-level tax.

Backup Withholding. Each Fund will be required in certain cases to withhold (as “backup withholding”) on amounts payable to any shareholder who (1) fails to provide a correct taxpayer identification number certified under penalty of perjury; (2) is subject to backup withholding by the IRS for failure to properly report all payments of interest or dividends; (3) fails to provide a certified statement that they are not subject to “backup withholding;” or (4) fails to provide a certified statement that they are a U.S. person (including a U.S. resident alien). The backup withholding rate is at a rate set under Section 3406 of the Code. Backup withholding is not an additional tax and any amounts withheld may be credited against the shareholder’s ultimate U.S. federal income tax liability. Backup withholding will not be applied to payments that have been subject to the 30% withholding tax on shareholders who are neither citizens nor permanent residents of the United States.

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Non-U.S. Shareholders. Any non-U.S. investors in a Fund may be subject to U.S. withholding and estate tax and are encouraged to consult their tax advisors prior to investing in the Fund. Foreign shareholders (i.e., nonresident alien individuals and foreign corporations, partnerships, trusts and estates) are generally subject to a U.S. withholding tax at the rate of 30% (or a lower tax treaty rate) on distributions derived from taxable ordinary income. A Fund may, under certain circumstances, report all or a portion of a dividend as an “interest-related dividend” or a “short-term capital gain dividend,” which would generally be exempt from this 30% U.S. withholding tax, provided certain other requirements are met. Short-term capital gain dividends received by a nonresident alien individual who is present in the U.S. for a period or periods aggregating 183 days or more during the taxable year are not exempt from this 30% withholding tax. Gains realized by foreign shareholders from the sale or other disposition of Shares generally are not subject to U.S. taxation, unless the recipient is an individual who is physically present in the U.S. for 183 days or more per year (based on a formula that factors in presence in the U.S. during the two preceding years as well). Foreign shareholders who fail to provide an applicable IRS form may be subject to backup withholding on certain payments from the Fund. Backup withholding will not be applied to payments that are subject to the 30% (or lower applicable treaty rate) withholding tax described in this paragraph. Different tax consequences may result if the foreign shareholder is engaged in a trade or business within the United States. In addition, the tax consequences to a foreign shareholder entitled to claim the benefits of a tax treaty may be different than those described above.

Under the Foreign Account Tax Compliance Act (“FATCA”), the Funds may be required to withhold a generally nonrefundable 30% tax on distributions of net investment income paid to (a) certain “foreign financial institutions” unless such foreign financial institution agrees to verify, monitor, and report to the IRS the identity of certain of its account holders, among other items (or unless such entity is otherwise deemed compliant under the terms of an intergovernmental agreement between the United States and the foreign financial institution’s country of residence), and (b) certain “non-financial foreign entities” unless such entity certifies to the Fund that it does not have any substantial U.S. owners or provides the name, address, and taxpayer identification number of each substantial U.S. owner, among other items. This FATCA withholding tax could also affect a Fund’s return on its investments in foreign securities or affect a shareholder’s return if the shareholder holds its Fund shares through a foreign intermediary. You are urged to consult your tax adviser regarding the application of this FATCA withholding tax to your investment in a Fund and the potential certification, compliance, due diligence, reporting, and withholding obligations to which you may become subject in order to avoid this withholding tax.

For foreign shareholders to qualify for an exemption from backup withholding, described above, the foreign shareholder must comply with special certification and filing requirements. Foreign shareholders in a Fund should consult their tax advisors in this regard.

Tax-Exempt Shareholders. Certain tax-exempt shareholders, including qualified pension plans, individual retirement accounts, salary deferral arrangements, 401(k) plans, and other tax-exempt entities, generally are exempt from federal income taxation, except with respect to their unrelated business taxable income (“UBTI”). Tax-exempt entities are generally not permitted to offset losses from one unrelated trade or business against the income or gain of another unrelated trade or business. Certain net losses incurred prior to January 1, 2018 are permitted to offset gain and income created by an unrelated trade or business, if otherwise available. Under current law, each Fund generally serves to block UBTI from being realized by its tax-exempt shareholders with respect to their shares of Fund income. However, notwithstanding the foregoing, tax-exempt shareholders could realize UBTI by virtue of their investment in the Funds if, for example, Shares in such Fund constitute debt-financed property in the hands of the tax-exempt shareholders within the meaning of section 514(b) of the Code. Charitable remainder trusts are subject to special rules and should consult their tax advisers. The IRS has issued guidance with respect to these issues and prospective shareholders, especially charitable remainder trusts, are strongly encouraged to consult with their tax advisers regarding these issues.

Certain Potential Tax Reporting Requirements. Under U.S. Treasury regulations, if a shareholder recognizes a loss on disposition of the Shares of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder (or certain greater amounts over a combination of years), the shareholder must file with the IRS a disclosure statement on IRS Form 8886. Direct shareholders of portfolio securities are in many cases excepted from this reporting requirement, but under current guidance, shareholders of a RIC are not excepted. Significant penalties may be imposed for the failure to comply with the reporting requirements. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer’s treatment of the loss is proper. Shareholders should consult their tax advisors to determine the applicability of these regulations in light of their individual circumstances.

Other Issues. In those states which have income tax laws, the tax treatment of the Funds and of shareholders of the Funds with respect to distributions by the Funds may differ from federal tax treatment.

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FINANCIAL STATEMENTS

Financial statements and annual reports will be available after the Funds have completed a fiscal year of operations. The Funds’ audited financial statements, accompanying notes and report of the Funds’ independent registered public accounting firm appearing in the Funds’ Annual Certified Shareholder Report in Form N-CSR  for the fiscal year ended October 31, 2025, are incorporated herein by reference.

Additional information about the Funds’ investments is available in the Funds’ annual and semi-annual reports to shareholders and in Form N-CSR. In the Funds’ annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds’ performance during the last fiscal year. In Form N-CSR, you will find the Funds’ annual and semi-annual financial statements. You may request a copy of each Fund’s Certified Shareholder Report at no charge by calling (866) 864-3968 or through the Funds’ website at www.yieldmaxetfs.com.

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YieldMax® MRNA Option Income Strategy ETF (MRNY)

YieldMax® MSFT Option Income Strategy ETF (MSFO)

YieldMax® NFLX Option Income Strategy ETF (NFLY)

YieldMax® NKE Option Income Strategy ETF (NKEY)

YieldMax® NVDA Option Income Strategy ETF (NVDY)

YieldMax® ORCL Option Income Strategy ETF (ORCY)

YieldMax® PYPL Option Income Strategy ETF (PYPY)

YieldMax® ROKU Option Income Strategy ETF (ROKY)

YieldMax® SNOW Option Income Strategy ETF (SNOY)

YieldMax® XYZ Option Income Strategy ETF (XYZY)

YieldMax® TGT Option Income Strategy ETF (TGTY)

YieldMax® TSLA Option Income Strategy ETF (TSLY)

YieldMax® XOM Option Income Strategy ETF (XOMO)

YieldMax® ZM Option Income Strategy ETF (ZMY)

listed on NYSE Arca, Inc.

PROSPECTUS

March 2, 2026

The U.S. Securities and Exchange Commission (the “SEC”) has not approved or disapproved of these securities or passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

YieldMax® MRNA Option Income Strategy ETF - FUND SUMMARY

Investment Objective

The Fund’s primary investment objective is to seek current income. The Fund’s secondary investment objective is to seek exposure to the share price of the common stock of Moderna, Inc. (“MRNA” or “Underlying Security”), subject to a limit on potential investment gains.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Annual Fund Operating Expenses(1) (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.99%
Distribution and Service (12b-1) Fees	None
Other Expenses (includes interest and tax expense)	0.01%
Total Annual Fund Operating Expenses	1.00%

(1)	The Fund’s investment adviser, Tidal Investments LLC (the “Adviser”), a Tidal Financial Group company, will pay, or require a sub-adviser to pay, all expenses incurred by the Fund (except for advisory fees and sub-advisory fees, as the case may be) excluding interest charges on any borrowings made for investment purposes, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the “1940 Act”), and litigation expenses and other non-routine or extraordinary expenses.

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem or hold all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example does not take into account brokerage commissions that you may pay on your purchases and sales of Shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$102	$318	$552	$1,225

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the expense example above, affect the Fund’s performance. During the most recent fiscal year ended October 31, 2025, the Fund’s portfolio turnover rate was 42% of the average value of its portfolio.

Principal Investment Strategies

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks current income while providing exposure to the share price (i.e., the price returns) of the Underlying Security, subject to participation in a portion of potential investment gains. The Fund will employ its investment strategy as it relates to the Underlying Security regardless of whether there are periods of adverse market, economic, or other conditions and will not take temporary defensive positions during such periods. As further described below, the Fund uses either a synthetic covered call strategy or a synthetic covered call spread strategy to seek to generate options premiums and provide indirect exposure to the share price returns of the Underlying Security, subject to participation in a portion of potential investment gains as a result of the nature of the options strategy it employs. That is, the Fund not only seeks to generate options premiums but also aims to derive gains when the value of the Underlying Security increases. The Fund’s options contracts provide:

●	indirect exposure to the share price returns of the Underlying Security,
●	option premiums, and
●	participation in a portion of gains, if any, of the share price returns of the Underlying Security.

For more information, see sections “The Fund’s Use of Underlying Security Option Contracts” and “Synthetic Covered Call Strategy” below.

Why invest in the Fund?

●	The Fund seeks to generate weekly cash distributions, which is not dependent on the price appreciation of the Underlying Security.
●	The Fund seeks to participate in a portion of the gains experienced by the Underlying Security.

That is, although the Fund may not fully participate in gains in the Underlying Security’s stock price, the Fund’s portfolio is designed to generate options premiums.

An Investment in the Fund is not an investment in the Underlying Security.

●	The Fund’s strategy will capture only a portion of its potential gains if the Underlying Security’s stock price increase in value.
●	The Fund’s strategy is subject to all potential losses if the Underlying Security’s stock price decrease in value, which may not be offset by the options premiums received by the Fund.
●	The Fund may from time to time invest directly in the Underlying Security.
●	Fund shareholders are not entitled to any Underlying Security dividends, except to the extent the Fund invests directly in the Underlying Security.

While the Fund seeks to provide current income pursuant to its investment objective, a portion (sometimes significant) of the Fund’s distributions may be classified as return of capital (“ROC”) for financial or tax reporting purposes. Generally speaking, ROC refers to the portion of a distribution from an investment that represents a return of the original investment (principal) rather than income or profit. Accordingly, such distributions do not necessarily reflect the Fund’s income or yield. See the prospectus section titled “Additional Information About the Funds” for more information about option premiums and ROC.

Additional information regarding the Underlying Security is also set forth below.

The Fund’s Use of Underlying Security Option Contracts

As part of the Fund’s synthetic covered call strategy and synthetic covered call spread strategy, the Fund will purchase and sell a combination of standardized exchange-traded and FLexible EXchange® (“FLEX”) call and put option contracts that are based on the value of the price returns of the Underlying Security.

●	In general, an option contract gives the purchaser of the option contract the right to purchase (for a call option) or sell (for a put option) the underlying asset (like shares of the Underlying Security) at a specified price (the “strike price”).
●	If exercised, an option contract obligates the seller to deliver shares (for a sold or “short” call) or buy shares (for a sold or “short” put) of the underlying asset at a specified price (the “strike price”).
●	Options contracts must be exercised or traded to close within a specified time frame, or they expire. See the chart in section “Fund Portfolio” below for a description of the option contracts utilized by the Fund.

Standardized exchange-traded options include standardized terms. FLEX options are also exchange-traded, but they allow for customizable terms (e.g., the strike price can be negotiated). For more information on FLEX options, see “Additional Information about the Funds – Exchange Traded Options Portfolio.”

The Fund’s options contracts are based on the value of the Underlying Security, which gives the Fund the right or obligation to receive or deliver shares of the Underlying Security on the expiration date of the applicable option contract in exchange for the stated strike price, depending on whether the option contract is a call option or a put option, and whether the Fund purchases or sells the option contract.

Covered Call Strategy

In seeking to achieve its investment objective, the Fund may implement a “synthetic covered call” and, to a lesser extent, a “traditional covered call” strategy using the standardized exchange-traded and FLEX options described above.

●	A traditional covered call strategy is an investment strategy where an investor (the Fund) sells a call option on an underlying security it owns.
●	A synthetic covered call strategy is similar to a traditional covered call strategy in that the investor sells a call option that is based on the value of the underlying security. However, in a synthetic covered call strategy, the investor (the Fund) does not own the underlying security, but rather seeks to synthetically replicate 100% of the price movements of the underlying security through the use of various investment instruments.

The Fund’s covered call strategies consists of the following three elements, each of which is described in greater detail farther below:

●	Direct or synthetic long exposure to the Underlying Security, which allows the Fund to seek to participate in the changes, up or down, in the price of shares of the Underlying Security.
●	Covered call writing (where the Underlying Security’s call options are sold against the synthetic long portion of the strategy), which allows the Fund to generate options premiums.
●	U.S. Treasuries, which are used for collateral for the options, and which generate income.

1.	Long Exposure (Synthetic or Direct)

Synthetic Long Exposure: To achieve a synthetic long exposure to the Underlying Security, the Fund will buy the Underlying Security’s call options and, simultaneously, sell the Underlying Security’s put options to try to replicate the price movements of the Underlying Security. The call options purchased by the Fund and the put options sold by the Fund will generally have one-month to six-month terms and strike prices that are approximately equal to the then-current share price of the Underlying Security at the time the contracts are purchased and sold, respectively. The combination of the long call options and sold put options provides the Fund with indirect investment exposure equal to approximately 100% of the Underlying Security for the duration of the applicable options exposure.

In addition, the Fund may use other instruments and transactions to gain synthetic exposure to the Underlying Security. For example, the Fund may enter into swap contracts that provide exposure to the Underlying Security. The Fund also may utilize additional options strategies, including purchasing call options that are “deep in the money” (i.e., the Underlying Security’s price is well above the strike price on the call option).

Direct Long Exposure: The Fund may directly hold equity securities of the Underlying Security.

2.	Covered Call Strategies

Covered Call Strategy

As part of its strategy, the Fund will write (sell) call option contracts on the Underlying Security to generate options premiums. These written call options will generally be sold short (i.e., selling a position it does not currently own). The Fund will seek to participate in the share price appreciation of the Underlying Security, if any. However, due to the nature of covered call strategies, the Fund’s participation may be subject to a cap (as described below). In this strategy, the call options written (sold) by the Fund will generally have 1- month or less expiration dates (the “Call Period”) and generally have a strike price that is approximately 0%-15% above the then-current share price of the Underlying Security.

It is important to note that the sale of the Underlying Security call option contracts will limit the Fund’s participation in the appreciation in the Underlying Security’s stock price. If the stock price of the Underlying Security increases, the above-referenced synthetic long exposure alone would allow the Fund to experience similar percentage gains. However, if the Underlying Security’s stock price appreciates beyond the strike price of one or more of the sold (short) call option contracts, the Fund will lose money on those short call positions, and the losses will, in turn, limit the upside return of the Fund’s synthetic long exposure. As a result, the Fund’s overall strategy (i.e., the combination of the synthetic long exposure to the Underlying Security and the sold (short) the Underlying Security call positions) will limit the Fund’s participation in gains in the Underlying Security’s stock price beyond a certain point.

Covered Call Spread Strategy

The Adviser will employ the Covered Call Spread Strategy when it believes it is a better strategy for the Fund as compared to the Covered Call Strategy. The Fund may write (sell) credit call spreads (described below) rather than stand-alone call option contracts to seek greater participation in the potential appreciation of its Underlying Security’s share price, while still generating net options premiums. The Adviser will primarily employ this covered call spread strategy when it believes that the share price of its Underlying Security is likely to rise significantly in the short term (e.g., following a substantial selloff or overall positive market news). Additionally, the Adviser may use this strategy in other scenarios (e.g., if the market is undervaluing further out-of-the-money options relative to near-the-money options), where it believes the use of credit call spreads may prove more advantageous to the Fund’s total return than the covered call strategy.

A credit call spread involves selling a call option while simultaneously buying a call option with a higher strike price, both with the same expiration date. By writing credit call spreads, the Fund can potentially offset losses incurred from its short call positions if the Underlying Security’s share price rises above the strike price.

3.	U.S. Treasuries

The Fund will hold short-term U.S. Treasury securities as collateral in connection with the Fund’s synthetic covered call strategy. The Fund may also invest in pooled vehicles (e.g., mutual funds and ETFs) that invest in U.S Treasuries.

The Fund intends to continuously maintain exposure to the Underlying Security, primarily through the use of options contracts. As the options contracts it holds are exercised or expire it may enter into new options contracts, a practice referred to as “rolling.” The Fund’s practice of rolling options may result in high portfolio turnover.

Fund’s Weekly Distributions

The Fund will seek to provide weekly cash distributions. The Fund will seek to generate such distributions in the following ways:

●	Writing (selling) call option contracts on its Underlying Security as described above to generate options premiums. A premium, in this context, refers to the price the option buyer pays to the option seller (the Fund) for the rights granted by the option. The amount of these premiums is largely affected by the fluctuations in the Underlying Security’s stock prices. However, other elements like interest rates can also influence the level of premiums.
●	Investing in short-term U.S. Treasury securities. The income generated by these securities will be influenced by interest rates at the time of investment.
●	In addition, the Fund’s use of the Covered Call Spread Strategy may occasionally allow it to capture a substantial portion of any significant increase in the price of its Underlying Security. When this happens, the Fund could receive profits exceeding the initial cost of the call options, and the Fund’s distributions may include some of those profits.

Fund’s Return Profile vs its Underlying Security

For the reasons stated above, the Fund’s performance will differ from that of the Underlying Security’s stock price. The performance differences will depend on, among other things, the price of the Underlying Security, changes in the value of the Underlying Security options contracts the Fund holds, and changes in the value of the U.S. Treasuries.

Fund Portfolio

Principal Holdings
Portfolio Holdings (All derivative instruments are based on the value of the Underlying Security)	Investment Terms	Expected Target Maturity
Purchased call option contracts

“at-the-money” (i.e., the strike price is equal to the then-current share price of the Underlying Security at the time of purchase) to provide indirect exposure to positive price returns of the Underlying Security.

If the Underlying Security share price increases, these options will generate corresponding increases to the Fund.

1-month to 6-month expiration dates
Sold put option contracts

“at-the-money” (i.e., the strike price is equal to the then-current share price of the Underlying Security at the time of sale).

They are sold to help pay for the purchased call options described above.

However, the sold put option contracts provide exposure to the full extent of any share price losses experienced by the Underlying Security.

1-month to 6-month expiration dates
Sold (short) call option contracts (Covered Call Strategy)

The strike price is approximately 0%-15% more than the then-current share price of the Underlying Security at the time of sale.

They generate options premiums. However, they also limit some potential positive returns that the Fund may have otherwise experienced from gains in the Underlying Security’s share price.

1-month or less expiration dates
Sold (short) call option contracts (Covered Call Spread Strategy)

The strike price is approximately 0%-15% more than the then-current share price of the Fund’s Underlying Security at the time of sale.

Sold call option contracts provide inverse exposure to the full extent of any increases in the value experienced by the Fund’s Underlying Security, minus the premium received.

1-month or less expiration dates
Purchased call option contracts (Covered Call Spread Strategy)

“out-of-the-money” (i.e., the strike price is above the strike price of the corresponding Covered Call Spread Strategy sold call).

Bought call option contracts provide exposure to the full extent of any increases in the value experienced by the Fund’s Underlying Security above the option’s strike price.

1-month or less expiration dates
Purchased call option contracts (Deep-in-the-money synthetic long exposure)	“Deep in the money” (i.e., the Underlying Security’s price is well above the strike price on the call option) to provide synthetic long exposure designed to closely track price movements of the Underlying Security. These options are expected to exhibit greater sensitivity to changes in the Underlying Security’s share price than out-of-the-money or at-the-money calls.	1-month to 6-month expiration dates
Swap contracts	The Fund may enter into swap contracts that provide exposure to the Underlying Security’s price movements (and/or total return), generally in exchange for a financing rate and/or other contractual payments. Swap contracts may be used as an alternative or supplement to options positions to obtain exposure to the Underlying Security.	13-month to 60-month terms
Equity securities of the Underlying Security (Direct holdings)	The Fund may purchase and hold shares of the Underlying Security to obtain direct exposure to the Underlying Security’s price movements and any distributions.	NA
U.S Treasury Securities and Cash

Multiple series of U.S. Treasury Bills supported by the full faith and credit of the U.S. government.

These instruments are used as collateral for the Fund’s derivative investments.

They will also generate income.

6-month to 2-year maturities

The market value of the cash and treasuries held by the Fund is generally expected to be between 25% and 100% of the Fund’s net assets and the market value of the options package is generally expected to be between 0% and 50% of the Fund’s net assets (though actual exposures may deviate from these ranges from time to time). In terms of notional value, the combination of these investment instruments provides indirect investment exposure to the Underlying Security equal to at least 95% of the Fund’s total assets.

Under normal circumstances, the Fund will invest at least 80% of its net assets, plus borrowings for investment purposes, in securities and financial instruments that provide indirect exposure to MRNA.

The Fund is classified as “non-diversified” under the 1940 Act.

There is no guarantee that the Fund’s investment strategy will be properly implemented, and an investor may lose some or all of its investment.

Moderna, Inc. (“MRNA”)

MRNA is a pharmaceutical and biotechnology company, and focuses on medicines made of messenger RNA (mRNA). MRNA is listed on The Nasdaq Stock Market LLC. Per MRNA’s most recent Form 10-K filing, the aggregate market value of voting stock, as of the most recent available data at time of drafting this prospectus (June 30, 2024), held by non-affiliates of MRNA was approximately $42.1 billion.

MRNA is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the SEC by MRNA pursuant to the Exchange Act can be located by reference to the SEC file number 001-38753 through the SEC’s website at www.sec.gov. In addition, information regarding MRNA may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

This document relates only to the securities offered hereby and does not relate to MRNA or other securities of MRNA. The Fund has derived all disclosures contained in this document regarding MRNA from the publicly available documents. None of the Fund, the Trust, the Adviser, or their respective affiliates has participated in the preparation of such publicly available offering documents or made any due diligence inquiry regarding such documents with respect to MRNA. None of the Fund, the Trust, the Adviser, or their respective affiliates makes any representation that such publicly available documents or any other publicly available information regarding MRNA is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date hereof (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of MRNA (and therefore the price of the Fund at the time we price the securities) have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of or failure to disclose material future events concerning MRNA could affect the value received with respect to the securities and therefore the value of the securities.

None of the Fund, the Trust, the Adviser, or their respective affiliates makes any representation to you as to the performance of MRNA.

NONE OF THE FUND, TIDAL TRUST II, OR TIDAL INVESTMENTS LLC IS AFFILIATED, CONNECTED, OR ASSOCIATED WITH MRNA. THE FUND WAS NOT DEVELOPED OR CREATED BY, AND IS NOT SPONSORED, ENDORSED, OR APPROVED BY, MRNA.

Moreover, MRNA has not participated in the development of the Fund’s investment strategy. MRNA does not select or approve the Fund’s portfolio holdings, nor does it participate in the construction, design, or implementation of the Fund. MRNA does not provide any assurances, guarantees, or representations regarding the Fund or its performance. Nothing herein shall be construed as an offer of any security by MRNA.

None of the Fund, the Trust, the Adviser, or their respective affiliates claim any ownership interest in any trademarks owned by Moderna, Inc. or MRNA. All rights in the trademarks are reserved by their respective owners.

Due to the Fund’s investment strategy, the Fund’s investment exposure is concentrated in (or substantially exposed to) the same industry as that assigned to MRNA. As of the date of the Prospectus, MRNA is assigned to the biotechnology industry.

Principal Investment Risks

The principal risks of investing in the Fund are summarized below. As with any investment, there is a risk that you could lose all or a portion of your investment in the Fund. Some or all of these risks may adversely affect the Fund’s net asset value (“NAV”) per share, trading price, yield, total return, and/or ability to meet its objective. For more information about the risks of investing in the Fund, see the section in the Fund’s Prospectus titled “Additional Information About the Funds—Principal Risks of Investing in the Funds.”

An investment in the Fund entails risk. The Fund may not achieve its investment objective and there is a risk that you could lose all of your money invested in the Fund. The Fund is not a complete investment program. It is important that investors closely review all of the risks listed below and understand them before making an investment in the Fund.

Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which they appear.

MRNA Risk. The Fund invests in options contracts and swaps that are based on the value of MRNA and may also invest directly in MRNA. These investments in options contracts and swaps subject the Fund to certain of the same risks as if it owned shares of MRNA, even though it may not; although at times the Fund may also hold shares of MRNA directly. By virtue of these investments, the Fund may be subject to the following risks:

Indirect Investment in MRNA Risk. MRNA is not affiliated with the Trust, the Fund, the Adviser, or their respective affiliates and is not involved with this offering in any way and has no obligation to consider your Shares in taking any corporate actions that might affect the value of Shares. Investors in the Fund will not have voting rights and will not be able to influence management of MRNA but will be exposed to the performance of MRNA (the underlying stock). Except to the extent the Fund invests directly in MRNA, investors in the Fund will not have rights to receive dividends or other distributions or any other rights with respect to the underlying stock but will be subject to declines in the performance of the underlying stock.

MRNA Trading Risk. The trading price of MRNA may be highly volatile and could continue to be subject to wide fluctuations in response to various factors. The stock market in general, and the market for technology companies in particular, has experienced extreme price and volume fluctuations that have often been unrelated or disproportionate to the operating performance of those companies. In particular, a large proportion of MRNA may be traded by short sellers which may put pressure on the supply and demand for the common stock of MRNA, further influencing volatility in its market price. Public perception and other factors outside of the control of MRNA may additionally impact MRNA’s stock price due to MRNA garnering a disproportionate degree of public attention, regardless of actual operating performance. In addition, in the past, following periods of volatility in the overall market and the market price of a particular company’s securities, securities class action litigation has often been instituted against companies such as these. Moreover, stockholder litigation like this has been filed against MRNA in the past. While MRNA continues to defend such actions, any judgment against MRNA, or any future stockholder litigation could result in substantial costs and a diversion of the management of MRNA’s attention and resources. If MRNA trading is halted, trading in Shares of the Fund may be impacted, either temporarily or indefinitely.

MRNA Performance Risk. MRNA may fail to meet its publicly announced guidelines or other expectations about its business, which could cause the price of MRNA to decline. MRNA provides guidance regarding its expected financial and business performance, such as projections regarding sales and production, as well as anticipated future revenues, gross margins, profitability and cash flows. Correctly identifying key factors affecting business conditions and predicting future events is inherently an uncertain process, and the guidance MRNA provides may not ultimately be accurate and has in the past been inaccurate in certain respects, such as the timing of new product manufacturing ramps. The guidance is based on certain assumptions such as those relating to global and local economic conditions, anticipated production and sales volumes (which generally are not linear throughout a given period), average sales prices, supplier and commodity costs, and planned cost reductions. If MRNA’s guidance is not accurate or varies from actual results due to its inability to meet the assumptions or the impact on its financial performance that could occur as a result of various risks and uncertainties, the market value of common stock issued by MRNA could decline significantly.

Biotechnology Industry Risk. The biotechnology industry can be significantly affected by patent considerations, including the termination of patent protections for products, intense competition both domestically and internationally, rapid technological change and obsolescence, government regulation and expensive insurance costs due to the risk of product liability lawsuits. In addition, the biotechnology industry is an emerging growth industry, and therefore biotechnology companies may be thinly capitalized and more volatile than companies with greater capitalizations. Biotechnology companies must contend with high development costs, which may be exacerbated by the inability to raise prices to cover costs because of managed care pressure, government regulation or price controls.

Pharmaceutical Industry Risk. Drug and medical products companies face the risk of increasing competition from new products or services, generic drug sales, product obsolescence, increased government regulation, termination of patent protections for products and the risk that a product will never come to market. The research and development costs of bringing a new product to market are substantial. These companies may have losses and may not offer proposed products for several years, if at all. The vaccine market, and pharmaceutical market more generally, is intensely competitive and MRNA may not compete effectively in the market for existing or new products, treatment methods or technologies.

Product Uncertainty Risk. There is significant uncertainty around the amount of future revenue MRNA will recognize from sales of its COVID vaccine—which is MRNA’s primary source of revenue—as well as sales of RSV and other respiratory vaccines. Accurately forecasting vaccination rates for MRNA’s products, which directly impacts overall market size, has been difficult, and these difficulties may persist. Vaccination rates in the future may also be lower than MRNA’s expectations, and are likely to be impacted by a number of factors, including public health authority recommendations, medical need, viral evolution and consumer motivation to vaccinate. Additionally, election results in the U.S. may impact policies and priorities related to MRNA’s industry.

Regulatory Risk. Any products MRNA may develop are subject to comprehensive regulation by the FDA and comparable foreign regulators. To obtain required regulatory approvals to commercialize any product candidate, MRNA must demonstrate through extensive preclinical studies and clinical trials that its products are safe and effective for their intended use. In addition, regulators conduct pre-approval inspections and negative findings may lead to delay in approval and failure to commercialize a product candidate. Even once approved, products may be subject to recommendations from advisory committees before or after they can be brought to market. The inability to bring new products to market may have a negative impact on MRNA’s business, results of operations, and financial condition.

Manufacturing Risk. MRNA or MNRA’s third-party manufacturers may encounter difficulties in manufacturing, product release, shelf life, testing, storage, supply chain management or shipping for any of MRNA’s products. Further, as MRNA grows as a commercial company and MRNA’s drug development pipeline increases and matures, the increased demand for clinical and commercial supplies from MRNA’s facilities and third parties may impact MRNA’s ability to operate. MRNA relies on third-party service providers, all of whom have inherent risks in their operations.

Derivatives Risk. Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, or funds (including ETFs), interest rates or indexes. The Fund’s investments in derivatives may pose risks in addition to, and greater than, those associated with directly investing in securities or other ordinary investments, including risk related to the market, imperfect correlation with underlying investments or the Fund’s other portfolio holdings, higher price volatility, lack of availability, counterparty risk, liquidity, valuation and legal restrictions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The use of derivatives may result in larger losses or smaller gains than directly investing in securities. When the Fund uses derivatives, there may be an imperfect correlation between the value of MRNA and the derivative, which may prevent the Fund from achieving its investment objective. Because derivatives often require only a limited initial investment, the use of derivatives may expose the Fund to losses in excess of those amounts initially invested. In addition, the Fund’s investments in derivatives are subject to the following risks:

Options Contracts. The use of options contracts involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, including the anticipated volatility, which are affected by fiscal and monetary policies and by national and international political, changes in the actual or implied volatility or the reference asset, the time remaining until the expiration of the option contract and economic events. For the Fund in particular, the value of the options contracts in which it invests is substantially influenced by the value of MRNA. The Fund may experience substantial downside from specific option positions and certain option positions held by the Fund may expire worthless. The options held by the Fund are exercisable at the strike price on their expiration date. As an option approaches its expiration date, its value typically increasingly moves with the value of the underlying instrument. However, prior to such date, the value of an option generally does not increase or decrease at the same rate at the underlying instrument. There may at times be an imperfect correlation between the movement in the values of options contracts and the underlying instrument, and there may at times not be a liquid secondary market for certain options contracts. The value of the options held by the Fund will be determined based on market quotations or other recognized pricing methods. Additionally, as the Fund intends to continuously maintain indirect exposure to MRNA through the use of options contracts, as the options contracts it holds are exercised or expire it will enter into new options contracts, a practice referred to as “rolling.” If the expiring options contracts do not generate proceeds enough to cover the cost of entering into new options contracts, the Fund may experience losses.

Swap Agreements Risk. The use of swap transactions is a highly specialized activity, which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Whether the Fund will be successful in using swap agreements to achieve its investment goal depends on the ability of the Adviser to structure such swap agreements in accordance with the Fund’s investment objective and to identify counterparties for those swap agreements. If the Adviser is unable to enter into swap agreements that provide leveraged exposure to the Underlying Security, the Fund may not meet its stated investment objective. Additionally, any financing, borrowing or other costs associated with using swap transactions may also have the effect of lowering the Fund’s return.

The swap agreements in which the Fund invests are generally traded in the over-the-counter market, which generally has less transparency than exchange-traded derivatives instruments. In a standard swap transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined reference assets or underlying securities or instruments. The gross return to be exchanged or swapped between the parties is calculated based on a notional amount or the return on or change in value of a particular dollar amount invested in a basket of securities.

If the Underlying Security has a dramatic move that causes a material decline in the Fund’s net assets, the terms of a swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the swap transaction with the Fund. In that event, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve exposure consistent with the Fund’s investment objective. This may prevent the Fund from achieving its objective, even if the Underlying Security later reverses all or a portion of its movement.

Counterparty Risk. The Fund is subject to counterparty risk by virtue of its investments in options contracts. Transactions in some types of derivatives, including options, are required to be centrally cleared (“cleared derivatives”). In a transaction involving cleared derivatives, the Fund’s counterparty is a clearing house rather than a bank or broker. Since the Fund is not a member of clearing houses and only members of a clearing house (“clearing members”) can participate directly in the clearing house, the Fund will hold cleared derivatives through accounts at clearing members. In cleared derivatives positions, the Fund will make payments (including margin payments) to and receive payments from a clearing house through their accounts at clearing members. Customer funds held at a clearing organization in connection with any options contracts are held in a commingled omnibus account and are not identified to the name of the clearing member’s individual customers. As a result, assets deposited by the Fund with any clearing member as margin for options may, in certain circumstances, be used to satisfy losses of other clients of the Fund’s clearing member. In addition, although clearing members guarantee performance of their clients’ obligations to the clearing house, there is a risk that the assets of the Fund might not be fully protected in the event of the clearing member’s bankruptcy, as the Fund would be limited to recovering only a pro rata share of all available funds segregated on behalf of the clearing member’s customers for the relevant account class. The Fund is also subject to the risk that a limited number of clearing members are willing to transact on the Fund’s behalf, which heightens the risks associated with a clearing member’s default. This risk is greater for the Fund as it seeks to hold options contracts on a single security, and not a broader range of options contracts, which may limit the number of clearing members that are willing to transact on the Fund’s behalf. If a clearing member defaults the Fund could lose some or all of the benefits of a transaction entered into by the Fund with the clearing member. If the Fund cannot find a clearing member to transact with on the Fund’s behalf, the Fund may be unable to effectively implement its investment strategy.

Price Participation Risk. The Fund employs an investment strategy that includes the sale of call option contracts, which limits the degree to which the Fund will participate in increases in value experienced by MRNA over the Call Period. This means that if MRNA experiences an increase in value above the strike price of the sold call options during a Call Period, the Fund will likely not experience that increase to the same extent and may significantly underperform MRNA over the Call Period. Additionally, because the Fund is limited in the degree to which it will participate in increases in value experienced by MRNA over each Call Period, but has full exposure to any decreases in value experienced by MRNA over the Call Period, the NAV of the Fund may decrease over any given time period. The Fund’s NAV is dependent on the value of each options portfolio, which is based principally upon the performance of MRNA. The degree of participation in MRNA gains the Fund will experience will depend on prevailing market conditions, especially market volatility, at the time the Fund enters into the sold call option contracts and will vary from Call Period to Call Period. The value of the options contracts is affected by changes in the value and dividend rates of MRNA, changes in interest rates, changes in the actual or perceived volatility of MRNA and the remaining time to the options’ expiration, as well as trading conditions in the options market. As the price of MRNA changes and time moves towards the expiration of each Call Period, the value of the options contracts, and therefore the Fund’s NAV, will change. However, it is not expected for the Fund’s NAV to directly correlate on a day-to-day basis with the returns of MRNA. The amount of time remaining until the options contract’s expiration date affects the impact of the potential options premiums on the Fund’s NAV, which may not be in full effect until the expiration date of the Fund’s options contracts. Therefore, while changes in the price of the MRNA will result in changes to the Fund’s NAV, the Fund generally anticipates that the rate of change in the Fund’s NAV will be different than that experienced by MRNA.

Equity Market Risk. The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual issuers, industries or the stock market as a whole. In addition, equity markets tend to move in cycles which may cause stock prices to fall over a short and extended periods of time. In a declining stock market, stock prices for all companies may decline, regardless of their long-term prospects.

Distribution Risk. The Fund seeks to provide weekly cash distributions. There is no assurance that the Fund will make a distribution in any given week. If the Fund does make distributions, the amounts of such distributions will likely vary greatly from one distribution to the next. Additionally, the weekly distributions, if any, may consist of returns of capital, which would decrease the Fund’s NAV and trading price over time. As a result, an investor may suffer significant losses to their investment. In addition, while the underlying stock may pay dividends, the Fund’s returns will not include any dividends paid by the underlying stock (except to the extent the Fund invests directly in MRNA), and any income generated by the Fund may be less than the income generated by a direct investment in the underlying stock.

NAV Erosion Risk Due to Distributions. When the Fund makes a distribution, the Fund’s NAV will typically drop by the amount of the distribution on the related ex-dividend date. The repeated payment of distributions by the Fund, if any, may significantly erode the Fund’s NAV and trading price over time. As a result, an investor may suffer significant losses to their investment.

Call Strategy Risks. The path dependency (i.e., the continued use) of the Fund’s call writing strategy will impact the extent that the Fund participates in the positive price returns of MRNA and, in turn, the Fund’s returns, both during the term of the sold call options and over longer time periods. If, for example, each month the Fund were to sell 7% out-of-the-money call options having a one-month term, the Fund’s participation in the positive price returns of MRNA will be capped at 7% in any given month. However, over a longer period (e.g., 5 months), the Fund should not be expected to participate fully in the first 35% (i.e., 5 months x 7%) of the positive price returns of MRNA, or the Fund may even lose money, even if the MRNA share price has appreciated by at least that much over such period, if during any month over that period MRNA had a return less than 7%. This example illustrates that both the Fund’s participation in the positive price returns of MRNA and its returns will depend not only on the price of MRNA but also on the path that MRNA takes over time.

Additionally, when implementing the Covered Call Spread Strategy, the use of credit call spreads introduces further complexities and risks. While purchasing a higher-strike call option limits potential losses from the short call position, it also reduces the net premium received, which may result in lower overall returns compared to a stand-alone covered call strategy. If the price of the Underlying Security rises rapidly, the call spread may still cap upside participation, leading to missed profit opportunities. Furthermore, market conditions, such as mispricing between near-the-money and further out-of-the-money options, may impact the effectiveness of the strategy, potentially resulting in lower-than-expected returns or increased losses. The relative pricing of options at different strike levels can vary due to volatility shifts, liquidity constraints, or other market dynamics, adding an additional layer of uncertainty to the Fund’s performance under this strategy.

ETF Risks.

Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that are authorized to purchase and redeem Shares directly from the Fund (known as “Authorized Participants” or “APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services; or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

Cash Redemption Risk. The Fund’s investment strategy may require it to redeem Shares for cash or to otherwise include cash as part of its redemption proceeds. For example, the Fund may not be able to redeem in-kind certain securities held by the Fund (e.g., derivative instruments). In such a case, the Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used. By paying out higher annual capital gain distributions, investors may be subjected to increased capital gains taxes. Additionally, there may be brokerage costs or taxable gains or losses that may be imposed on the Fund in connection with a cash redemption that may not have occurred if the Fund had made a redemption in-kind. These costs could decrease the value of the Fund to the extent they are not offset by a transaction fee payable by an AP.

Costs of Buying or Selling Shares. Buying or selling Shares involves certain costs, including brokerage commissions, other charges imposed by brokers, and bid-ask spreads. The bid-ask spread represents the difference between the price at which an investor is willing to buy Shares and the price at which an investor is willing to sell Shares. The spread varies over time based on the Shares’ trading volume and market liquidity. The spread is generally lower if Shares have more trading volume and market liquidity and higher if Shares have little trading volume and market liquidity. Due to the costs of buying or selling Shares, frequent trading of Shares may reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

Management Risk. The Fund is subject to management risk because it is an actively managed portfolio. In managing the Fund’s investment portfolio, the portfolio managers will apply investment techniques and risk analyses that may not produce the desired result. There can be no guarantee that the Fund will meet its investment objective.

Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant.

Trading. Although Shares are listed on a national securities exchange, such as NYSE Arca, Inc. (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that an active trading market for the Shares will develop or be maintained or that the Shares will trade with any volume, or at all, on any stock exchange. This risk may be greater for the Fund as it seeks to have exposure to a single underlying stock as opposed to a more diverse portfolio like a traditional pooled investment. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares. Shares trade on the Exchange at a market price that may be below, at or above the Fund’s NAV. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. In addition, trading in Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange “circuit breaker” rules. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged. In the event of an unscheduled market close for options contracts that reference a single stock, such as MRNA’s securities being halted or a market wide closure, settlement prices will be determined by the procedures of the listing exchange of the options contracts. As a result, the Fund could be adversely affected and be unable to implement its investment strategies in the event of an unscheduled closing.

Economic and Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in the Fund’s portfolio may underperform in comparison to securities in the general financial markets, a particular financial market, or other asset classes, due to a number of factors, including inflation (or expectations for inflation), deflation (or expectations for deflation), interest rates, global demand for particular products or resources, market instability, financial system instability, debt crises and downgrades, embargoes, tariffs, sanctions and other trade barriers, regulatory events, other governmental trade or market control programs and related geopolitical events. In addition, the value of the Fund’s investments may be negatively affected by the occurrence of global events such as war, terrorism, environmental disasters, natural disasters or events, country instability, and infectious disease epidemics or pandemics. The imposition by the U.S. of tariffs on goods imported from foreign countries and reciprocal tariffs levied on U.S. goods by those countries also may lead to volatility and instability in domestic and foreign markets.

High Portfolio Turnover Risk. The Fund may actively and frequently trade all or a significant portion of the Fund’s holdings. A high portfolio turnover rate increases transaction costs, which may increase the Fund’s expenses. Frequent trading may also cause adverse tax consequences for investors in the Fund due to an increase in short-term capital gains.

Inflation Risk. Inflation risk is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the present value of the Fund’s assets and distributions, if any, may decline.

Liquidity Risk. Some securities held by the Fund, including options contracts, may be difficult to sell or be illiquid, particularly during times of market turmoil. This risk is greater for the Fund as it will hold options contracts on a single security, and not a broader range of options contracts. Markets for securities or financial instruments could be disrupted by a number of events, including, but not limited to, an economic crisis, natural disasters, epidemics/pandemics, new legislation or regulatory changes inside or outside the United States. Illiquid securities may be difficult to value, especially in changing or volatile markets. If the Fund is forced to sell an illiquid security at an unfavorable time or price, the Fund may be adversely impacted. Certain market conditions or restrictions, such as market rules related to short sales, may prevent the Fund from limiting losses, realizing gains or achieving a high correlation with MRNA. There is no assurance that a security that is deemed liquid when purchased will continue to be liquid. Market illiquidity may cause losses for the Fund.

Money Market Instrument Risk. The Fund may use a variety of money market instruments for cash management purposes, including money market funds, depositary accounts and repurchase agreements. Repurchase agreements are contracts in which a seller of securities agrees to buy the securities back at a specified time and price. Repurchase agreements may be subject to market and credit risk related to the collateral securing the repurchase agreement. Money market instruments, including money market funds, may lose money through fees or other means.

Non-Diversification Risk. Because the Fund is “non-diversified,” it may invest a greater percentage of its assets in the securities of a single issuer or a smaller number of issuers than if it was a diversified fund. As a result, a decline in the value of an investment in a single issuer or a smaller number of issuers could cause the Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio. This may increase the Fund’s volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund’s performance.

Operational Risk. The Fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect the Fund’s ability to meet its investment objective. Although the Fund, and Adviser seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

Single Issuer Risk. Issuer-specific attributes may cause an investment in the Fund to be more volatile than a traditional pooled investment which diversifies risk or the market generally. The value of the Fund, which focuses on an individual security (MRNA), may be more volatile than a traditional pooled investment or the market as a whole and may perform differently from the value of a traditional pooled investment or the market as a whole.

Tax Risk. The Fund intends to elect and to qualify each year to be treated as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (“Code”). As a RIC, the Fund will not be subject to U.S. federal income tax on the portion of its net investment income and net capital gain that it distributes to Shareholders, provided that it satisfies certain requirements of the Code. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund’s taxable income will be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. To comply with the asset diversification test applicable to a RIC, the Fund will attempt to ensure that the value of options it holds is never 25% of the total value of Fund assets at the close of any quarter. If the Fund’s investments in options were to exceed 25% of the Fund’s total assets at the end of a tax quarter, the Fund, generally, has a grace period to cure such lack of compliance. If the Fund fails to timely cure, it may no longer be eligible to be treated as a RIC.

U.S. Government and U.S. Agency Obligations Risk. The Fund may invest in securities issued by the U.S. government or its agencies or instrumentalities. U.S. Government obligations include securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, such as the U.S. Treasury. Payment of principal and interest on U.S. Government obligations may be backed by the full faith and credit of the United States or may be backed solely by the issuing or guaranteeing agency or instrumentality itself. In the latter case, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, which agency or instrumentality may be privately owned. There can be no assurance that the U.S. Government would provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) where it is not obligated to do so.

Performance

The following performance information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance over time. The following bar chart shows the Fund’s annual returns. The table illustrates how the Fund’s average annual returns for the 1-year and since inception periods compare with those of a broad measure of market performance. Although past performance of the Fund is no guarantee of how it will perform in the future, historical performance may give you some indication of the risks of investing in the Fund. Updated performance information is available on the Fund’s website at www.yieldmaxetfs.com.

Calendar Year Ended December 31,

0%
-10%
-20%
-30%
-40%
-50%
-60%
-70%
-59.33%
-34.49%
2024
2025

During the period of time shown in the bar chart, the Fund’s highest quarterly return was 8.36% for the quarter ended March 31, 2024 and the lowest quarterly return was -35.13% for the quarter ended September 30, 2024.

Average Annual Total Returns

For the Periods Ended December 31, 2025

	1 Year	Since Inception October 23, 2023
Return Before Taxes	-34.49%	-40.53%
Return After Taxes on Distributions	-34.49%	-42.27%
Return After Taxes on Distributions and Sale of Fund Shares	-20.42%	-28.07%
S&P 500® Total Return Index (reflects no deduction for fees, expenses, or taxes)(1)	17.88%	26.48%

(1)	The S&P 500® Total Return Index is a free-float market capitalization-weighted index of 500 of the largest U.S. companies. The index is calculated on a total return basis with dividends reinvested.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period covered by the table above and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Shares through tax-deferred or other tax-advantaged arrangements such as an individual retirement account (“IRA”).

Management

Investment Adviser: Tidal Investments LLC (the “Adviser”) serves as investment adviser to the Fund.

Portfolio Managers:

The following individuals are jointly and primarily responsible for the day-to-day management of the Fund.

Jay Pestrichelli, Portfolio Manager for the Adviser, has been a portfolio manager of the Fund since its inception in 2023.

Scott Snyder, Portfolio Manager for the Adviser, has been a portfolio manager of the Fund since February of 2026.

Matt Brandt, Portfolio Manager for the Adviser, has been a portfolio manager of the Fund since February of 2026.

Purchase and Sale of Shares

The Fund issues and redeems Shares at NAV only in large blocks known as “Creation Units,” which only Authorized Participants (APs) (typically, broker-dealers) may purchase or redeem. The Fund generally issues and redeems Creation Units in exchange for a portfolio of securities (the “Deposit Securities”) and/or a designated amount of U.S. cash.

Shares are listed on the Exchange, and individual Shares may only be bought and sold in the secondary market through brokers at market prices, rather than NAV. Because Shares trade at market prices rather than NAV, Shares may trade at a price greater than NAV (premium) or less than NAV (discount).

An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Shares (the “bid” price) and the lowest price a seller is willing to accept for Shares (the “ask” price) when buying or selling Shares in the secondary market. This difference in bid and ask prices is often referred to as the “bid-ask spread.”

Information regarding the Fund’s NAV, market price, how often Shares traded on the Exchange at a premium or discount, and the median bid-ask spreads can be found on the Fund’s website at www.yieldmaxetfs.com.

Tax Information

Fund distributions are generally taxable as ordinary income, qualified dividend income, or capital gains (or a combination), unless an investment is in an individual retirement account (“IRA”) or other tax-advantaged account. Distributions on investments made through tax-deferred arrangements may be taxed later upon withdrawal of assets from those accounts.

Financial Intermediary Compensation

If you purchase Shares through a broker-dealer or other financial intermediary (such as a bank) (an “Intermediary”), the Adviser or its affiliates may pay Intermediaries for certain activities related to the Fund, including participation in activities that are designed to make Intermediaries more knowledgeable about exchange-traded products, including the Fund, or for other activities, such as marketing, educational training, or other initiatives related to the sale or promotion of Shares. These payments may create a conflict of interest by influencing the Intermediary and your salesperson to recommend the Fund over another investment. Any such arrangements do not result in increased Fund expenses. Ask your salesperson or visit the Intermediary’s website for more information.

YieldMax® MSFT Option Income Strategy ETF - FUND SUMMARY

Investment Objective

The Fund’s primary investment objective is to seek current income. The Fund’s secondary investment objective is to seek exposure to the share price of the common stock of Microsoft Corporation (“MSFT” or “Underlying Security”), subject to a limit on potential investment gains.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Annual Fund Operating Expenses(1) (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.99%
Distribution and Service (12b-1) Fees	None
Other Expenses (includes interest and tax expense)	0.04%
Total Annual Fund Operating Expenses	1.03%

(1)	The Fund’s investment adviser, Tidal Investments LLC (the “Adviser”), a Tidal Financial Group company, will pay, or require a sub-adviser to pay, all expenses incurred by the Fund (except for advisory fees and sub-advisory fees, as the case may be) excluding interest charges on any borrowings made for investment purposes, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the “1940 Act”), and litigation expenses and other non-routine or extraordinary expenses.

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem or hold all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example does not take into account brokerage commissions that you may pay on your purchases and sales of Shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 years
$105	$328	$569	$1,259

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the expense example above, affect the Fund’s performance. During the most recent fiscal year ended October 31, 2025, the Fund’s portfolio turnover rate was 16% of the average value of its portfolio.

Principal Investment Strategies

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks current income while providing exposure to the share price (i.e., the price returns) of the Underlying Security, subject to participation in a portion of potential investment gains. The Fund will employ its investment strategy as it relates to the Underlying Security regardless of whether there are periods of adverse market, economic, or other conditions and will not take temporary defensive positions during such periods. As further described below, the Fund uses either a synthetic covered call strategy or a synthetic covered call spread strategy to seek to generate options premiums and provide indirect exposure to the share price returns of the Underlying Security, subject to participation in a portion of potential investment gains as a result of the nature of the options strategy it employs. That is, the Fund not only seeks to generate options premiums but also aims to derive gains when the value of the Underlying Security increases. The Fund’s options contracts provide:

●	indirect exposure to the share price returns of the Underlying Security,
●	option premiums, and
●	participation in a portion of gains, if any, of the share price returns of the Underlying Security.

For more information, see sections “The Fund’s Use of Underlying Security Option Contracts” and “Synthetic Covered Call Strategy” below.

Why invest in the Fund?

●	The Fund seeks to generate weekly cash distributions, which is not dependent on the price appreciation of the Underlying Security.
●	The Fund seeks to participate in a portion of the gains experienced by the Underlying Security.

That is, although the Fund may not fully participate in gains in the Underlying Security’s stock price, the Fund’s portfolio is designed to generate options premiums.

An Investment in the Fund is not an investment in the Underlying Security.

●	The Fund’s strategy will capture only a portion of its potential gains if the Underlying Security’s stock price increase in value.
●	The Fund’s strategy is subject to all potential losses if the Underlying Security’s stock price decrease in value, which may not be offset by the options premiums received by the Fund.
●	The Fund may from time to time invest directly in the Underlying Security.
●	Fund shareholders are not entitled to any Underlying Security dividends, except to the extent the Fund invests directly in the Underlying Security.

While the Fund seeks to provide current income pursuant to its investment objective, a portion (sometimes significant) of the Fund’s distributions may be classified as return of capital (“ROC”) for financial or tax reporting purposes. Generally speaking, ROC refers to the portion of a distribution from an investment that represents a return of the original investment (principal) rather than income or profit. Accordingly, such distributions do not necessarily reflect the Fund’s income or yield. See the prospectus section titled “Additional Information About the Funds” for more information about option premiums and ROC.

Additional information regarding the Underlying Security is also set forth below.

The Fund’s Use of Underlying Security Option Contracts

As part of the Fund’s synthetic covered call strategy and synthetic covered call spread strategy, the Fund will purchase and sell a combination of standardized exchange-traded and FLexible EXchange® (“FLEX”) call and put option contracts that are based on the value of the price returns of the Underlying Security.

●	In general, an option contract gives the purchaser of the option contract the right to purchase (for a call option) or sell (for a put option) the underlying asset (like shares of the Underlying Security) at a specified price (the “strike price”).
●	If exercised, an option contract obligates the seller to deliver shares (for a sold or “short” call) or buy shares (for a sold or “short” put) of the underlying asset at a specified price (the “strike price”).
●	Options contracts must be exercised or traded to close within a specified time frame, or they expire. See the chart in section “Fund Portfolio” below for a description of the option contracts utilized by the Fund.

Standardized exchange-traded options include standardized terms. FLEX options are also exchange-traded, but they allow for customizable terms (e.g., the strike price can be negotiated). For more information on FLEX options, see “Additional Information about the Funds – Exchange Traded Options Portfolio.”

The Fund’s options contracts are based on the value of the Underlying Security, which gives the Fund the right or obligation to receive or deliver shares of the Underlying Security on the expiration date of the applicable option contract in exchange for the stated strike price, depending on whether the option contract is a call option or a put option, and whether the Fund purchases or sells the option contract.

Covered Call Strategy

In seeking to achieve its investment objective, the Fund may implement a “synthetic covered call” and, to a lesser extent, a “traditional covered call” strategy using the standardized exchange-traded and FLEX options described above.

●	A traditional covered call strategy is an investment strategy where an investor (the Fund) sells a call option on an underlying security it owns.
●	A synthetic covered call strategy is similar to a traditional covered call strategy in that the investor sells a call option that is based on the value of the underlying security. However, in a synthetic covered call strategy, the investor (the Fund) does not own the underlying security, but rather seeks to synthetically replicate 100% of the price movements of the underlying security through the use of various investment instruments.

The Fund’s covered call strategies consists of the following three elements, each of which is described in greater detail farther below:

●	Direct or synthetic long exposure to the Underlying Security, which allows the Fund to seek to participate in the changes, up or down, in the price of shares of the Underlying Security.
●	Covered call writing (where the Underlying Security’s call options are sold against the synthetic long portion of the strategy), which allows the Fund to generate options premiums.
●	U.S. Treasuries, which are used for collateral for the options, and which generate income.

1.	Long Exposure (Synthetic or Direct)

Synthetic Long Exposure: To achieve a synthetic long exposure to the Underlying Security, the Fund will buy the Underlying Security’s call options and, simultaneously, sell the Underlying Security’s put options to try to replicate the price movements of the Underlying Security. The call options purchased by the Fund and the put options sold by the Fund will generally have one-month to six-month terms and strike prices that are approximately equal to the then-current share price of the Underlying Security at the time the contracts are purchased and sold, respectively. The combination of the long call options and sold put options provides the Fund with indirect investment exposure equal to approximately 100% of the Underlying Security for the duration of the applicable options exposure.

In addition, the Fund may use other instruments and transactions to gain synthetic exposure to the Underlying Security. For example, the Fund may enter into swap contracts that provide exposure to the Underlying Security. The Fund also may utilize additional options strategies, including purchasing call options that are “deep in the money” (i.e., the Underlying Security’s price is well above the strike price on the call option).

Direct Long Exposure: The Fund may directly hold equity securities of the Underlying Security.

2.	Covered Call Strategies

Covered Call Strategy

As part of its strategy, the Fund will write (sell) call option contracts on the Underlying Security to generate options premiums. These written call options will generally be sold short (i.e., selling a position it does not currently own). The Fund will seek to participate in the share price appreciation of the Underlying Security, if any. However, due to the nature of covered call strategies, the Fund’s participation may be subject to a cap (as described below). In this strategy, the call options written (sold) by the Fund will generally have 1- month or less expiration dates (the “Call Period”) and generally have a strike price that is approximately 0%-15% above the then-current share price of the Underlying Security.

It is important to note that the sale of the Underlying Security call option contracts will limit the Fund’s participation in the appreciation in the Underlying Security’s stock price. If the stock price of the Underlying Security increases, the above-referenced synthetic long exposure alone would allow the Fund to experience similar percentage gains. However, if the Underlying Security’s stock price appreciates beyond the strike price of one or more of the sold (short) call option contracts, the Fund will lose money on those short call positions, and the losses will, in turn, limit the upside return of the Fund’s synthetic long exposure. As a result, the Fund’s overall strategy (i.e., the combination of the synthetic long exposure to the Underlying Security and the sold (short) the Underlying Security call positions) will limit the Fund’s participation in gains in the Underlying Security’s stock price beyond a certain point.

Covered Call Spread Strategy

The Adviser will employ the Covered Call Spread Strategy when it believes it is a better strategy for the Fund as compared to the Covered Call Strategy. The Fund may write (sell) credit call spreads (described below) rather than stand-alone call option contracts to seek greater participation in the potential appreciation of its Underlying Security’s share price, while still generating net options premiums. The Adviser will primarily employ this covered call spread strategy when it believes that the share price of its Underlying Security is likely to rise significantly in the short term (e.g., following a substantial selloff or overall positive market news). Additionally, the Adviser may use this strategy in other scenarios (e.g., if the market is undervaluing further out-of-the-money options relative to near-the-money options), where it believes the use of credit call spreads may prove more advantageous to the Fund’s total return than the covered call strategy.

A credit call spread involves selling a call option while simultaneously buying a call option with a higher strike price, both with the same expiration date. By writing credit call spreads, the Fund can potentially offset losses incurred from its short call positions if the Underlying Security’s share price rises above the strike price.

3.	U.S. Treasuries

The Fund will hold short-term U.S. Treasury securities as collateral in connection with the Fund’s synthetic covered call strategy. The Fund may also invest in pooled vehicles (e.g., mutual funds and ETFs) that invest in U.S Treasuries.

The Fund intends to continuously maintain exposure to the Underlying Security, primarily through the use of options contracts. As the options contracts it holds are exercised or expire it may enter into new options contracts, a practice referred to as “rolling.” The Fund’s practice of rolling options may result in high portfolio turnover.

Fund’s Weekly Distributions

The Fund will seek to provide weekly cash distributions. The Fund will seek to generate such distributions in the following ways:

●	Writing (selling) call option contracts on its Underlying Security as described above to generate options premiums. A premium, in this context, refers to the price the option buyer pays to the option seller (the Fund) for the rights granted by the option. The amount of these premiums is largely affected by the fluctuations in the Underlying Security’s stock prices. However, other elements like interest rates can also influence the level of premiums.
●	Investing in short-term U.S. Treasury securities. The income generated by these securities will be influenced by interest rates at the time of investment.
●	In addition, the Fund’s use of the Covered Call Spread Strategy may occasionally allow it to capture a substantial portion of any significant increase in the price of its Underlying Security. When this happens, the Fund could receive profits exceeding the initial cost of the call options, and the Fund’s distributions may include some of those profits.

Fund’s Return Profile vs its Underlying Security

For the reasons stated above, the Fund’s performance will differ from that of the Underlying Security’s stock price. The performance differences will depend on, among other things, the price of the Underlying Security, changes in the value of the Underlying Security options contracts the Fund holds, and changes in the value of the U.S. Treasuries.

Fund Portfolio

Principal Holdings
Portfolio Holdings (All derivative instruments are based on the value of the Underlying Security)	Investment Terms	Expected Target Maturity
Purchased call option contracts

“at-the-money” (i.e., the strike price is equal to the then-current share price of the Underlying Security at the time of purchase) to provide indirect exposure to positive price returns of the Underlying Security.

If the Underlying Security share price increases, these options will generate corresponding increases to the Fund.

1-month to 6-month expiration dates
Sold put option contracts

“at-the-money” (i.e., the strike price is equal to the then-current share price of the Underlying Security at the time of sale).

They are sold to help pay for the purchased call options described above.

However, the sold put option contracts provide exposure to the full extent of any share price losses experienced by the Underlying Security.

1-month to 6-month expiration dates
Sold (short) call option contracts (Covered Call Strategy)

The strike price is approximately 0%-15% more than the then-current share price of the Underlying Security at the time of sale.

They generate options premiums. However, they also limit some potential positive returns that the Fund may have otherwise experienced from gains in the Underlying Security’s share price.

1-month or less expiration dates
Sold (short) call option contracts (Covered Call Spread Strategy)

The strike price is approximately 0%-15% more than the then-current share price of the Fund’s Underlying Security at the time of sale.

Sold call option contracts provide inverse exposure to the full extent of any increases in the value experienced by the Fund’s Underlying Security, minus the premium received.

1-month or less expiration dates
Purchased call option contracts (Covered Call Spread Strategy)

“out-of-the-money” (i.e., the strike price is above the strike price of the corresponding Covered Call Spread Strategy sold call).

Bought call option contracts provide exposure to the full extent of any increases in the value experienced by the Fund’s Underlying Security above the option’s strike price.

1-month or less expiration dates
Purchased call option contracts (Deep-in-the-money synthetic long exposure)	“Deep in the money” (i.e., the Underlying Security’s price is well above the strike price on the call option) to provide synthetic long exposure designed to closely track price movements of the Underlying Security. These options are expected to exhibit greater sensitivity to changes in the Underlying Security’s share price than out-of-the-money or at-the-money calls.	1-month to 6-month expiration dates
Swap contracts	The Fund may enter into swap contracts that provide exposure to the Underlying Security’s price movements (and/or total return), generally in exchange for a financing rate and/or other contractual payments. Swap contracts may be used as an alternative or supplement to options positions to obtain exposure to the Underlying Security.	13-month to 60-month terms
Equity securities of the Underlying Security (Direct holdings)	The Fund may purchase and hold shares of the Underlying Security to obtain direct exposure to the Underlying Security’s price movements and any distributions.	NA
U.S Treasury Securities and Cash

Multiple series of U.S. Treasury Bills supported by the full faith and credit of the U.S. government.

These instruments are used as collateral for the Fund’s derivative investments.

They will also generate income.

6-month to 2-year maturities

The market value of the cash and treasuries held by the Fund is generally expected to be between 25% and 100% of the Fund’s net assets and the market value of the options package is generally expected to be between 0% and 50% of the Fund’s net assets (though actual exposures may deviate from these ranges from time to time). In terms of notional value, the combination of these investment instruments provides indirect investment exposure to the Underlying Security equal to at least 95% of the Fund’s total assets.

Under normal circumstances, the Fund will invest at least 80% of its net assets, plus borrowings for investment purposes, in securities and financial instruments that provide indirect exposure to MSFT.

The Fund is classified as “non-diversified” under the 1940 Act.

There is no guarantee that the Fund’s investment strategy will be properly implemented, and an investor may lose some or all of its investment.

Microsoft Corporation (“MSFT”)

MSFT is a technology company that develops and supports software, services, devices, and solutions. MSFT services include cloud-based solutions that provide customers with software, services, platforms, and content. Products include operating systems, cross-device productivity and collaboration applications, server applications, business solution applications, desktop and server management tools, software development tools, and video games. MSFT is listed on NASDAQ. Per MSFT’s most recent Form 10-K filing, the aggregate market value of common stock, as of the most recent available data at time of drafting this prospectus (December 31, 2024), held by non-affiliates of MSFT was $3.1 trillion.

MSFT is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the SEC by MSFT pursuant to the Exchange Act can be located by reference to the SEC file number 001-37845 through the SEC’s website at www.sec.gov. In addition, information regarding MSFT may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

This document relates only to the securities offered hereby and does not relate to MSFT or other securities of MSFT. The Fund has derived all disclosures contained in this document regarding MSFT from the publicly available documents. None of the Fund, the Trust, the Adviser, or their respective affiliates has participated in the preparation of such publicly available offering documents or made any due diligence inquiry regarding such documents with respect to MSFT. None of the Fund, the Trust, the Adviser, or their respective affiliates makes any representation that such publicly available documents or any other publicly available information regarding MSFT is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date hereof (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of MSFT (and therefore the price of the Fund at the time we price the securities) have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of or failure to disclose material future events concerning MSFT could affect the value received with respect to the securities and therefore the value of the securities.

None of the Fund, the Trust, the Adviser, or their respective affiliates makes any representation to you as to the performance of MSFT.

NONE OF THE FUND, TIDAL TRUST II, OR TIDAL INVESTMENTS LLC IS AFFILIATED, CONNECTED, OR ASSOCIATED WITH MSFT. THE FUND WAS NOT DEVELOPED OR CREATED BY, AND IS NOT SPONSORED, ENDORSED, OR APPROVED BY, MSFT.

Moreover, MSFT has not participated in the development of the Fund’s investment strategy. MSFT does not select or approve the Fund’s portfolio holdings, nor does it participate in the construction, design, or implementation of the Fund. MSFT does not provide any assurances, guarantees, or representations regarding the Fund or its performance. Nothing herein shall be construed as an offer of any security by MSFT.

None of the Fund, the Trust, the Adviser, or their respective affiliates claim any ownership interest in any trademarks owned by Microsoft Corporation or MSFT. All rights in the trademarks are reserved by their respective owners.

Due to the Fund’s investment strategy, the Fund’s investment exposure is concentrated in (or substantially exposed to) the same industry as that assigned to MSFT. As of the date of the Prospectus, MSFT is assigned to the software industry.

Principal Investment Risks

The principal risks of investing in the Fund are summarized below. As with any investment, there is a risk that you could lose all or a portion of your investment in the Fund. Some or all of these risks may adversely affect the Fund’s net asset value (“NAV”) per share, trading price, yield, total return, and/or ability to meet its objective. For more information about the risks of investing in the Fund, see the section in the Fund’s Prospectus titled “Additional Information About the Funds—Principal Risks of Investing in the Funds.”

An investment in the Fund entails risk. The Fund may not achieve its investment objective and there is a risk that you could lose all of your money invested in the Fund. The Fund is not a complete investment program. It is important that investors closely review all of the risks listed below and understand them before making an investment in the Fund.

Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which they appear.

MSFT Risk. The Fund invests in options contracts and swaps that are based on the value of MSFT and may also invest directly in MSFT. These investments in options contracts and swaps subject the Fund to certain of the same risks as if it owned shares of MSFT, even though it may not; although at times the Fund may also hold shares of MSFT directly. By virtue of these investments, the Fund may be subject to the following risks:

Indirect Investment in MSFT Risk. MSFT is not affiliated with the Trust, the Fund, the Adviser, or their respective affiliates and is not involved with this offering in any way and has no obligation to consider your Shares in taking any corporate actions that might affect the value of Shares. Investors in the Fund will not have voting rights and will not be able to influence management of MSFT but will be exposed to the performance of MSFT (the underlying stock). Except to the extent the Fund invests directly in MSFT, investors in the Fund will not have rights to receive dividends or other distributions or any other rights with respect to the underlying stock but will be subject to declines in the performance of the underlying stock.

MSFT Trading Risk. The trading price of MSFT may be highly volatile and could continue to be subject to wide fluctuations in response to various factors. The stock market in general, and the market for technology companies in particular, has experienced extreme price and volume fluctuations that have often been unrelated or disproportionate to the operating performance of those companies. In particular, a large proportion of MSFT may be traded by short sellers which may put pressure on the supply and demand for the common stock of MSFT, further influencing volatility in its market price. Public perception and other factors outside of the control of MSFT may additionally impact MSFT’s stock price due to MSFT garnering a disproportionate degree of public attention, regardless of actual operating performance. In addition, in the past, following periods of volatility in the overall market and the market price of a particular company’s securities, securities class action litigation has often been instituted against companies such as these. Moreover, stockholder litigation like this has been filed against MSFT in the past. While MSFT continues to defend such actions, any judgment against MSFT, or any future stockholder litigation could result in substantial costs and a diversion of the management of MSFT’s attention and resources. If MSFT trading is halted, trading in Shares of the Fund may be impacted, either temporarily or indefinitely.

MSFT Performance Risk. MSFT may fail to meet its publicly announced guidelines or other expectations about its business, which could cause the price of MSFT to decline. MSFT provides guidance regarding its expected financial and business performance, such as projections regarding sales and production, as well as anticipated future revenues, gross margins, profitability and cash flows. Correctly identifying key factors affecting business conditions and predicting future events is inherently an uncertain process, and the guidance MSFT provides may not ultimately be accurate and has in the past been inaccurate in certain respects, such as the timing of new product manufacturing ramps. The guidance is based on certain assumptions such as those relating to global and local economic conditions, anticipated production and sales volumes (which generally are not linear throughout a given period), average sales prices, supplier and commodity costs, and planned cost reductions. If MSFT’s guidance is not accurate or varies from actual results due to its inability to meet the assumptions or the impact on its financial performance that could occur as a result of various risks and uncertainties, the market value of common stock issued by MSFT could decline significantly.

Software Industry Risk. The software industry can be significantly affected by intense competition, aggressive pricing, technological innovations, and product obsolescence. Companies in the software industry are subject to significant competitive pressures, such as aggressive pricing, new market entrants, competition for market share, short product cycles due to an accelerated rate of technological developments and the potential for limited earnings and/or falling profit margins. These companies also face the risks that new services, equipment or technologies will not be accepted by consumers and businesses or will become rapidly obsolete. These factors can affect the profitability of these companies and, as a result, the value of their securities. Also, patent protection is integral to the success of many companies in this industry, and profitability can be affected materially by, among other things, the cost of obtaining (or failing to obtain) patent approvals, the cost of litigating patent infringement and the loss of patent protection for products (which significantly increases pricing pressures and can materially reduce profitability with respect to such products). In addition, many software companies have limited operating histories. Prices of these companies’ securities historically have been more volatile than other securities, especially over the short term.

Cloud-Based and Artificial Intelligence Services Risk. MSFT’s focus on cloud-based and artificial intelligence (“AI”) services presents execution and competitive risks, including the incurring of significant costs to build and maintain infrastructure to support such services. It is uncertain whether MSFT’s strategies will continue to attract users or generate the revenue required to succeed and, if MSFT fails to generate sufficient usage of its cloud-based and AI services, revenue may not grow in line with MSFT’s investments in the necessary infrastructure and development. This could adversely affect MSFT’s operations, financial condition and results of operations.

In addition, there may be instances where AI systems are used in ways that are unintended and inappropriate. Some users may also engage in fraudulent or abusive activities through cloud-based and AI services, such as unauthorized account access, payment fraud, or terms of service violations. MSFT’s efforts at detecting and controlling such misuse of its cloud-based and AI services may not be effective and MSFT may incur reputation damage or experience adverse impacts to its business and results of operations.

Derivatives Risk. Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, or funds (including ETFs), interest rates or indexes. The Fund’s investments in derivatives may pose risks in addition to, and greater than, those associated with directly investing in securities or other ordinary investments, including risk related to the market, imperfect correlation with underlying investments or the Fund’s other portfolio holdings, higher price volatility, lack of availability, counterparty risk, liquidity, valuation and legal restrictions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The use of derivatives may result in larger losses or smaller gains than directly investing in securities. When the Fund uses derivatives, there may be an imperfect correlation between the value of MSFT and the derivative, which may prevent the Fund from achieving its investment objective. Because derivatives often require only a limited initial investment, the use of derivatives may expose the Fund to losses in excess of those amounts initially invested. In addition, the Fund’s investments in derivatives are subject to the following risks:

Options Contracts. The use of options contracts involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, including the anticipated volatility, which are affected by fiscal and monetary policies and by national and international political, changes in the actual or implied volatility or the reference asset, the time remaining until the expiration of the option contract and economic events. For the Fund in particular, the value of the options contracts in which it invests is substantially influenced by the value of MSFT. The Fund may experience substantial downside from specific option positions and certain option positions held by the Fund may expire worthless. The options held by the Fund are exercisable at the strike price on their expiration date. As an option approaches its expiration date, its value typically increasingly moves with the value of the underlying instrument. However, prior to such date, the value of an option generally does not increase or decrease at the same rate at the underlying instrument. There may at times be an imperfect correlation between the movement in the values of options contracts and the underlying instrument, and there may at times not be a liquid secondary market for certain options contracts. The value of the options held by the Fund will be determined based on market quotations or other recognized pricing methods. Additionally, as the Fund intends to continuously maintain indirect exposure to MSFT through the use of options contracts, as the options contracts it holds are exercised or expire it will enter into new options contracts, a practice referred to as “rolling.” If the expiring options contracts do not generate proceeds enough to cover the cost of entering into new options contracts, the Fund may experience losses.

Swap Agreements Risk. The use of swap transactions is a highly specialized activity, which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Whether the Fund will be successful in using swap agreements to achieve its investment goal depends on the ability of the Adviser to structure such swap agreements in accordance with the Fund’s investment objective and to identify counterparties for those swap agreements. If the Adviser is unable to enter into swap agreements that provide leveraged exposure to the Underlying Security, the Fund may not meet its stated investment objective. Additionally, any financing, borrowing or other costs associated with using swap transactions may also have the effect of lowering the Fund’s return.

The swap agreements in which the Fund invests are generally traded in the over-the-counter market, which generally has less transparency than exchange-traded derivatives instruments. In a standard swap transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined reference assets or underlying securities or instruments. The gross return to be exchanged or swapped between the parties is calculated based on a notional amount or the return on or change in value of a particular dollar amount invested in a basket of securities.

If the Underlying Security has a dramatic move that causes a material decline in the Fund’s net assets, the terms of a swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the swap transaction with the Fund. In that event, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve exposure consistent with the Fund’s investment objective. This may prevent the Fund from achieving its objective, even if the Underlying Security later reverses all or a portion of its movement.

Counterparty Risk. The Fund is subject to counterparty risk by virtue of its investments in options contracts. Transactions in some types of derivatives, including options, are required to be centrally cleared (“cleared derivatives”). In a transaction involving cleared derivatives, the Fund’s counterparty is a clearing house rather than a bank or broker. Since the Fund is not a member of clearing houses and only members of a clearing house (“clearing members”) can participate directly in the clearing house, the Fund will hold cleared derivatives through accounts at clearing members. In cleared derivatives positions, the Fund will make payments (including margin payments) to and receive payments from a clearing house through their accounts at clearing members. Customer funds held at a clearing organization in connection with any options contracts are held in a commingled omnibus account and are not identified to the name of the clearing member’s individual customers. As a result, assets deposited by the Fund with any clearing member as margin for options may, in certain circumstances, be used to satisfy losses of other clients of the Fund’s clearing member. In addition, although clearing members guarantee performance of their clients’ obligations to the clearing house, there is a risk that the assets of the Fund might not be fully protected in the event of the clearing member’s bankruptcy, as the Fund would be limited to recovering only a pro rata share of all available funds segregated on behalf of the clearing member’s customers for the relevant account class. The Fund is also subject to the risk that a limited number of clearing members are willing to transact on the Fund’s behalf, which heightens the risks associated with a clearing member’s default. This risk is greater for the Fund as it seeks to hold options contracts on a single security, and not a broader range of options contracts, which may limit the number of clearing members that are willing to transact on the Fund’s behalf. If a clearing member defaults the Fund could lose some or all of the benefits of a transaction entered into by the Fund with the clearing member. If the Fund cannot find a clearing member to transact with on the Fund’s behalf, the Fund may be unable to effectively implement its investment strategy.

Price Participation Risk. The Fund employs an investment strategy that includes the sale of call option contracts, which limits the degree to which the Fund will participate in increases in value experienced by MSFT over the Call Period. This means that if MSFT experiences an increase in value above the strike price of the sold call options during a Call Period, the Fund will likely not experience that increase to the same extent and may significantly underperform MSFT over the Call Period. Additionally, because the Fund is limited in the degree to which it will participate in increases in value experienced by MSFT over each Call Period, but has full exposure to any decreases in value experienced by MSFT over the Call Period, the NAV of the Fund may decrease over any given time period. The Fund’s NAV is dependent on the value of each options portfolio, which is based principally upon the performance of MSFT. The degree of participation in MSFT gains the Fund will experience will depend on prevailing market conditions, especially market volatility, at the time the Fund enters into the sold call option contracts and will vary from Call Period to Call Period. The value of the options contracts is affected by changes in the value and dividend rates of MSFT, changes in interest rates, changes in the actual or perceived volatility of MSFT and the remaining time to the options’ expiration, as well as trading conditions in the options market. As the price of MSFT changes and time moves towards the expiration of each Call Period, the value of the options contracts, and therefore the Fund’s NAV, will change. However, it is not expected for the Fund’s NAV to directly correlate on a day-to-day basis with the returns of MSFT. The amount of time remaining until the options contract’s expiration date affects the impact of the potential options premiums on the Fund’s NAV, which may not be in full effect until the expiration date of the Fund’s options contracts. Therefore, while changes in the price of the MSFT will result in changes to the Fund’s NAV, the Fund generally anticipates that the rate of change in the Fund’s NAV will be different than that experienced by MSFT.

Equity Market Risk. The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual issuers, industries or the stock market as a whole. In addition, equity markets tend to move in cycles which may cause stock prices to fall over a short and extended periods of time. In a declining stock market, stock prices for all companies may decline, regardless of their long-term prospects.

Distribution Risk. The Fund seeks to provide weekly cash distributions. There is no assurance that the Fund will make a distribution in any given week. If the Fund does make distributions, the amounts of such distributions will likely vary greatly from one distribution to the next. Additionally, the weekly distributions, if any, may consist of returns of capital, which would decrease the Fund’s NAV and trading price over time. As a result, an investor may suffer significant losses to their investment. In addition, while the underlying stock may pay dividends, the Fund’s returns will not include any dividends paid by the underlying stock (except to the extent the Fund invests directly in MSFT), and any income generated by the Fund may be less than the income generated by a direct investment in the underlying stock.

NAV Erosion Risk Due to Distributions. When the Fund makes a distribution, the Fund’s NAV will typically drop by the amount of the distribution on the related ex-dividend date. The repeated payment of distributions by the Fund, if any, may significantly erode the Fund’s NAV and trading price over time. As a result, an investor may suffer significant losses to their investment.

Call Strategy Risks. The path dependency (i.e., the continued use) of the Fund’s call writing strategy will impact the extent that the Fund participates in the positive price returns of MSFT and, in turn, the Fund’s returns, both during the term of the sold call options and over longer time periods. If, for example, each month the Fund were to sell 7% out-of-the-money call options having a one-month term, the Fund’s participation in the positive price returns of MSFT will be capped at 7% in any given month. However, over a longer period (e.g., 5 months), the Fund should not be expected to participate fully in the first 35% (i.e., 5 months x 7%) of the positive price returns of MSFT, or the Fund may even lose money, even if the MSFT share price has appreciated by at least that much over such period, if during any month over that period MSFT had a return less than 7%. This example illustrates that both the Fund’s participation in the positive price returns of MSFT and its returns will depend not only on the price of MSFT but also on the path that MSFT takes over time.

Additionally, when implementing the Covered Call Spread Strategy, the use of credit call spreads introduces further complexities and risks. While purchasing a higher-strike call option limits potential losses from the short call position, it also reduces the net premium received, which may result in lower overall returns compared to a stand-alone covered call strategy. If the price of the Underlying Security rises rapidly, the call spread may still cap upside participation, leading to missed profit opportunities. Furthermore, market conditions, such as mispricing between near-the-money and further out-of-the-money options, may impact the effectiveness of the strategy, potentially resulting in lower-than-expected returns or increased losses. The relative pricing of options at different strike levels can vary due to volatility shifts, liquidity constraints, or other market dynamics, adding an additional layer of uncertainty to the Fund’s performance under this strategy.

ETF Risks.

Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that are authorized to purchase and redeem Shares directly from the Fund (known as “Authorized Participants” or “APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services; or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

Cash Redemption Risk. The Fund’s investment strategy may require it to redeem Shares for cash or to otherwise include cash as part of its redemption proceeds. For example, the Fund may not be able to redeem in-kind certain securities held by the Fund (e.g., derivative instruments). In such a case, the Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used. By paying out higher annual capital gain distributions, investors may be subjected to increased capital gains taxes. Additionally, there may be brokerage costs or taxable gains or losses that may be imposed on the Fund in connection with a cash redemption that may not have occurred if the Fund had made a redemption in-kind. These costs could decrease the value of the Fund to the extent they are not offset by a transaction fee payable by an AP.

Costs of Buying or Selling Shares. Buying or selling Shares involves certain costs, including brokerage commissions, other charges imposed by brokers, and bid-ask spreads. The bid-ask spread represents the difference between the price at which an investor is willing to buy Shares and the price at which an investor is willing to sell Shares. The spread varies over time based on the Shares’ trading volume and market liquidity. The spread is generally lower if Shares have more trading volume and market liquidity and higher if Shares have little trading volume and market liquidity. Due to the costs of buying or selling Shares, frequent trading of Shares may reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

Management Risk. The Fund is subject to management risk because it is an actively managed portfolio. In managing the Fund’s investment portfolio, the portfolio managers will apply investment techniques and risk analyses that may not produce the desired result. There can be no guarantee that the Fund will meet its investment objective.

Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant.

Trading. Although Shares are listed on a national securities exchange, such as NYSE Arca, Inc. (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that an active trading market for the Shares will develop or be maintained or that the Shares will trade with any volume, or at all, on any stock exchange. This risk may be greater for the Fund as it seeks to have exposure to a single underlying stock as opposed to a more diverse portfolio like a traditional pooled investment. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares. Shares trade on the Exchange at a market price that may be below, at or above the Fund’s NAV. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. In addition, trading in Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange “circuit breaker” rules. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged. In the event of an unscheduled market close for options contracts that reference a single stock, such as MSFT’s securities being halted or a market wide closure, settlement prices will be determined by the procedures of the listing exchange of the options contracts. As a result, the Fund could be adversely affected and be unable to implement its investment strategies in the event of an unscheduled closing.

Economic and Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in the Fund’s portfolio may underperform in comparison to securities in the general financial markets, a particular financial market, or other asset classes, due to a number of factors, including inflation (or expectations for inflation), deflation (or expectations for deflation), interest rates, global demand for particular products or resources, market instability, financial system instability, debt crises and downgrades, embargoes, tariffs, sanctions and other trade barriers, regulatory events, other governmental trade or market control programs and related geopolitical events. In addition, the value of the Fund’s investments may be negatively affected by the occurrence of global events such as war, terrorism, environmental disasters, natural disasters or events, country instability, and infectious disease epidemics or pandemics. The imposition by the U.S. of tariffs on goods imported from foreign countries and reciprocal tariffs levied on U.S. goods by those countries also may lead to volatility and instability in domestic and foreign markets.

High Portfolio Turnover Risk. The Fund may actively and frequently trade all or a significant portion of the Fund’s holdings. A high portfolio turnover rate increases transaction costs, which may increase the Fund’s expenses. Frequent trading may also cause adverse tax consequences for investors in the Fund due to an increase in short-term capital gains.

Inflation Risk. Inflation risk is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the present value of the Fund’s assets and distributions, if any, may decline.

Liquidity Risk. Some securities held by the Fund, including options contracts, may be difficult to sell or be illiquid, particularly during times of market turmoil. This risk is greater for the Fund as it will hold options contracts on a single security, and not a broader range of options contracts. Markets for securities or financial instruments could be disrupted by a number of events, including, but not limited to, an economic crisis, natural disasters, epidemics/pandemics, new legislation or regulatory changes inside or outside the United States. Illiquid securities may be difficult to value, especially in changing or volatile markets. If the Fund is forced to sell an illiquid security at an unfavorable time or price, the Fund may be adversely impacted. Certain market conditions or restrictions, such as market rules related to short sales, may prevent the Fund from limiting losses, realizing gains or achieving a high correlation with MSFT. There is no assurance that a security that is deemed liquid when purchased will continue to be liquid. Market illiquidity may cause losses for the Fund.

Money Market Instrument Risk. The Fund may use a variety of money market instruments for cash management purposes, including money market funds, depositary accounts and repurchase agreements. Repurchase agreements are contracts in which a seller of securities agrees to buy the securities back at a specified time and price. Repurchase agreements may be subject to market and credit risk related to the collateral securing the repurchase agreement. Money market instruments, including money market funds, may lose money through fees or other means.

Non-Diversification Risk. Because the Fund is “non-diversified,” it may invest a greater percentage of its assets in the securities of a single issuer or a smaller number of issuers than if it was a diversified fund. As a result, a decline in the value of an investment in a single issuer or a smaller number of issuers could cause the Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio. This may increase the Fund’s volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund’s performance.

Operational Risk. The Fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect the Fund’s ability to meet its investment objective. Although the Fund, and Adviser seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

Single Issuer Risk. Issuer-specific attributes may cause an investment in the Fund to be more volatile than a traditional pooled investment which diversifies risk or the market generally. The value of the Fund, which focuses on an individual security (MSFT), may be more volatile than a traditional pooled investment or the market as a whole and may perform differently from the value of a traditional pooled investment or the market as a whole.

Tax Risk. The Fund intends to elect and to qualify each year to be treated as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (“Code”). As a RIC, the Fund will not be subject to U.S. federal income tax on the portion of its net investment income and net capital gain that it distributes to Shareholders, provided that it satisfies certain requirements of the Code. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund’s taxable income will be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. To comply with the asset diversification test applicable to a RIC, the Fund will attempt to ensure that the value of options it holds is never 25% of the total value of Fund assets at the close of any quarter. If the Fund’s investments in options were to exceed 25% of the Fund’s total assets at the end of a tax quarter, the Fund, generally, has a grace period to cure such lack of compliance. If the Fund fails to timely cure, it may no longer be eligible to be treated as a RIC.

U.S. Government and U.S. Agency Obligations Risk. The Fund may invest in securities issued by the U.S. government or its agencies or instrumentalities. U.S. Government obligations include securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, such as the U.S. Treasury. Payment of principal and interest on U.S. Government obligations may be backed by the full faith and credit of the United States or may be backed solely by the issuing or guaranteeing agency or instrumentality itself. In the latter case, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, which agency or instrumentality may be privately owned. There can be no assurance that the U.S. Government would provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) where it is not obligated to do so.

Performance

The following performance information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance over time. The following bar chart shows the Fund’s annual returns. The table illustrates how the Fund’s average annual returns for the 1-year and since inception periods compare with those of a broad measure of market performance. Although past performance of the Fund is no guarantee of how it will perform in the future, historical performance may give you some indication of the risks of investing in the Fund. Updated performance information is available on the Fund’s website at www.yieldmaxetfs.com.

Calendar Year Ended December 31 ,

During the period of time shown in the bar chart, the Fund’s highest quarterly return was 26.22% for the quarter ended June 30, 2025 and the lowest quarterly return was -8.31% for the quarter ended March 31, 2025.

Average Annual Total Returns

For the Periods Ended December 31, 2025

	1 Year	Since Inception August 24, 2023
Return Before Taxes	15.05%	19.51%
Return After Taxes on Distributions	8.05%	12.04%
Return After Taxes on Distributions and Sale of Fund Shares	8.69%	11.74%
S&P 500® Total Return Index (reflects no deduction for fees, expenses, or taxes)(1)	17.88%	22.61%

(1)	The S&P 500® Total Return Index is a free-float market capitalization-weighted index of 500 of the largest U.S. companies. The index is calculated on a total return basis with dividends reinvested.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period covered by the table above and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Shares through tax-deferred or other tax-advantaged arrangements such as an individual retirement account (“IRA”).

Management

Investment Adviser: Tidal Investments LLC (the “Adviser”) serves as investment adviser to the Fund.

Portfolio Managers:

The following individuals are jointly and primarily responsible for the day-to-day management of the Fund.

Jay Pestrichelli, Portfolio Manager for the Adviser, has been a portfolio manager of the Fund since its inception in 2023.

Scott Snyder, Portfolio Manager for the Adviser, has been a portfolio manager of the Fund since February of 2026.

Matt Brandt, Portfolio Manager for the Adviser, has been a portfolio manager of the Fund since February of 2026.

Purchase and Sale of Shares

The Fund issues and redeems Shares at NAV only in large blocks known as “Creation Units,” which only Authorized Participants (APs) (typically, broker-dealers) may purchase or redeem. The Fund generally issues and redeems Creation Units in exchange for a portfolio of securities (the “Deposit Securities”) and/or a designated amount of U.S. cash.

Shares are listed on the Exchange, and individual Shares may only be bought and sold in the secondary market through brokers at market prices, rather than NAV. Because Shares trade at market prices rather than NAV, Shares may trade at a price greater than NAV (premium) or less than NAV (discount).

An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Shares (the “bid” price) and the lowest price a seller is willing to accept for Shares (the “ask” price) when buying or selling Shares in the secondary market. This difference in bid and ask prices is often referred to as the “bid-ask spread.”

Information regarding the Fund’s NAV, market price, how often Shares traded on the Exchange at a premium or discount, and the median bid-ask spreads can be found on the Fund’s website at www.yieldmaxetfs.com.

Tax Information

Fund distributions are generally taxable as ordinary income, qualified dividend income, or capital gains (or a combination), unless an investment is in an individual retirement account (“IRA”) or other tax-advantaged account. Distributions on investments made through tax-deferred arrangements may be taxed later upon withdrawal of assets from those accounts.

Financial Intermediary Compensation

If you purchase Shares through a broker-dealer or other financial intermediary (such as a bank) (an “Intermediary”), the Adviser or its affiliates may pay Intermediaries for certain activities related to the Fund, including participation in activities that are designed to make Intermediaries more knowledgeable about exchange-traded products, including the Fund, or for other activities, such as marketing, educational training, or other initiatives related to the sale or promotion of Shares. These payments may create a conflict of interest by influencing the Intermediary and your salesperson to recommend the Fund over another investment. Any such arrangements do not result in increased Fund expenses. Ask your salesperson or visit the Intermediary’s website for more information.

YieldMax® NFLX Option Income Strategy ETF - FUND SUMMARY

Investment Objective

The Fund’s primary investment objective is to seek current income. The Fund’s secondary investment objective is to seek exposure to the share price of the common stock of Netflix, Inc. (“NFLX” or “Underlying Security”), subject to a limit on potential investment gains.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Annual Fund Operating Expenses(1) (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.99%
Distribution and Service (12b-1) Fees	None
Other Expenses (includes interest and tax expense)	0.02%
Total Annual Fund Operating Expenses	1.01%

(1)	The Fund’s investment adviser, Tidal Investments LLC (the “Adviser”), a Tidal Financial Group company, will pay, or require a sub-adviser to pay, all expenses incurred by the Fund (except for advisory fees and sub-advisory fees, as the case may be) excluding interest charges on any borrowings made for investment purposes, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the “1940 Act”), and litigation expenses and other non-routine or extraordinary expenses.

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem or hold all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example does not take into account brokerage commissions that you may pay on your purchases and sales of Shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$103	$322	$558	$1,236

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the expense example above, affect the Fund’s performance. During the most recent fiscal year ended October 31, 2025, the Fund’s portfolio turnover rate was 33% of the average value of its portfolio.

Principal Investment Strategies

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks current income while providing exposure to the share price (i.e., the price returns) of the Underlying Security, subject to participation in a portion of potential investment gains. The Fund will employ its investment strategy as it relates to the Underlying Security regardless of whether there are periods of adverse market, economic, or other conditions and will not take temporary defensive positions during such periods. As further described below, the Fund uses either a synthetic covered call strategy or a synthetic covered call spread strategy to seek to generate options premiums and provide indirect exposure to the share price returns of the Underlying Security, subject to participation in a portion of potential investment gains as a result of the nature of the options strategy it employs. That is, the Fund not only seeks to generate options premiums but also aims to derive gains when the value of the Underlying Security increases. The Fund’s options contracts provide:

●	indirect exposure to the share price returns of the Underlying Security,
●	option premiums, and

●	participation in a portion of gains, if any, of the share price returns of the Underlying Security.

For more information, see sections “The Fund’s Use of Underlying Security Option Contracts” and “Synthetic Covered Call Strategy” below.

Why invest in the Fund?

●	The Fund seeks to generate weekly cash distributions, which is not dependent on the price appreciation of the Underlying Security.
●	The Fund seeks to participate in a portion of the gains experienced by the Underlying Security.

That is, although the Fund may not fully participate in gains in the Underlying Security’s stock price, the Fund’s portfolio is designed to generate options premiums.

An Investment in the Fund is not an investment in the Underlying Security.

●	The Fund’s strategy will capture only a portion of its potential gains if the Underlying Security’s stock price increase in value.
●	The Fund’s strategy is subject to all potential losses if the Underlying Security’s stock price decrease in value, which may not be offset by the options premiums received by the Fund.
●	The Fund may from time to time invest directly in the Underlying Security.
●	Fund shareholders are not entitled to any Underlying Security dividends, except to the extent the Fund invests directly in the Underlying Security.

While the Fund seeks to provide current income pursuant to its investment objective, a portion (sometimes significant) of the Fund’s distributions may be classified as return of capital (“ROC”) for financial or tax reporting purposes. Generally speaking, ROC refers to the portion of a distribution from an investment that represents a return of the original investment (principal) rather than income or profit. Accordingly, such distributions do not necessarily reflect the Fund’s income or yield. See the prospectus section titled “Additional Information About the Funds” for more information about option premiums and ROC.

Additional information regarding the Underlying Security is also set forth below.

The Fund’s Use of Underlying Security Option Contracts

As part of the Fund’s synthetic covered call strategy and synthetic covered call spread strategy, the Fund will purchase and sell a combination of standardized exchange-traded and FLexible EXchange® (“FLEX”) call and put option contracts that are based on the value of the price returns of the Underlying Security.

●	In general, an option contract gives the purchaser of the option contract the right to purchase (for a call option) or sell (for a put option) the underlying asset (like shares of the Underlying Security) at a specified price (the “strike price”).
●	If exercised, an option contract obligates the seller to deliver shares (for a sold or “short” call) or buy shares (for a sold or “short” put) of the underlying asset at a specified price (the “strike price”).
●	Options contracts must be exercised or traded to close within a specified time frame, or they expire. See the chart in section “Fund Portfolio” below for a description of the option contracts utilized by the Fund.

Standardized exchange-traded options include standardized terms. FLEX options are also exchange-traded, but they allow for customizable terms (e.g., the strike price can be negotiated). For more information on FLEX options, see “Additional Information about the Funds – Exchange Traded Options Portfolio.”

The Fund’s options contracts are based on the value of the Underlying Security, which gives the Fund the right or obligation to receive or deliver shares of the Underlying Security on the expiration date of the applicable option contract in exchange for the stated strike price, depending on whether the option contract is a call option or a put option, and whether the Fund purchases or sells the option contract.

Covered Call Strategy

In seeking to achieve its investment objective, the Fund may implement a “synthetic covered call” and, to a lesser extent, a “traditional covered call” strategy using the standardized exchange-traded and FLEX options described above.

●	A traditional covered call strategy is an investment strategy where an investor (the Fund) sells a call option on an underlying security it owns.

●	A synthetic covered call strategy is similar to a traditional covered call strategy in that the investor sells a call option that is based on the value of the underlying security. However, in a synthetic covered call strategy, the investor (the Fund) does not own the underlying security, but rather seeks to synthetically replicate 100% of the price movements of the underlying security through the use of various investment instruments.

The Fund’s covered call strategies consists of the following three elements, each of which is described in greater detail farther below:

●	Direct or synthetic long exposure to the Underlying Security, which allows the Fund to seek to participate in the changes, up or down, in the price of shares of the Underlying Security.
●	Covered call writing (where the Underlying Security’s call options are sold against the synthetic long portion of the strategy), which allows the Fund to generate options premiums.
●	U.S. Treasuries, which are used for collateral for the options, and which generate income.

1.	Long Exposure (Synthetic or Direct)

Synthetic Long Exposure: To achieve a synthetic long exposure to the Underlying Security, the Fund will buy the Underlying Security’s call options and, simultaneously, sell the Underlying Security’s put options to try to replicate the price movements of the Underlying Security. The call options purchased by the Fund and the put options sold by the Fund will generally have one-month to six-month terms and strike prices that are approximately equal to the then-current share price of the Underlying Security at the time the contracts are purchased and sold, respectively. The combination of the long call options and sold put options provides the Fund with indirect investment exposure equal to approximately 100% of the Underlying Security for the duration of the applicable options exposure.

In addition, the Fund may use other instruments and transactions to gain synthetic exposure to the Underlying Security. For example, the Fund may enter into swap contracts that provide exposure to the Underlying Security. The Fund also may utilize additional options strategies, including purchasing call options that are “deep in the money” (i.e., the Underlying Security’s price is well above the strike price on the call option).

Direct Long Exposure: The Fund may directly hold equity securities of the Underlying Security.

2.	Covered Call Strategies

Covered Call Strategy

As part of its strategy, the Fund will write (sell) call option contracts on the Underlying Security to generate options premiums. These written call options will generally be sold short (i.e., selling a position it does not currently own). The Fund will seek to participate in the share price appreciation of the Underlying Security, if any. However, due to the nature of covered call strategies, the Fund’s participation may be subject to a cap (as described below). In this strategy, the call options written (sold) by the Fund will generally have 1- month or less expiration dates (the “Call Period”) and generally have a strike price that is approximately 0%-15% above the then-current share price of the Underlying Security.

It is important to note that the sale of the Underlying Security call option contracts will limit the Fund’s participation in the appreciation in the Underlying Security’s stock price. If the stock price of the Underlying Security increases, the above-referenced synthetic long exposure alone would allow the Fund to experience similar percentage gains. However, if the Underlying Security’s stock price appreciates beyond the strike price of one or more of the sold (short) call option contracts, the Fund will lose money on those short call positions, and the losses will, in turn, limit the upside return of the Fund’s synthetic long exposure. As a result, the Fund’s overall strategy (i.e., the combination of the synthetic long exposure to the Underlying Security and the sold (short) the Underlying Security call positions) will limit the Fund’s participation in gains in the Underlying Security’s stock price beyond a certain point.

Covered Call Spread Strategy

The Adviser will employ the Covered Call Spread Strategy when it believes it is a better strategy for the Fund as compared to the Covered Call Strategy. The Fund may write (sell) credit call spreads (described below) rather than stand-alone call option contracts to seek greater participation in the potential appreciation of its Underlying Security’s share price, while still generating net options premiums. The Adviser will primarily employ this covered call spread strategy when it believes that the share price of its Underlying Security is likely to rise significantly in the short term (e.g., following a substantial selloff or overall positive market news). Additionally, the Adviser may use this strategy in other scenarios (e.g., if the market is undervaluing further out-of-the-money options relative to near-the-money options), where it believes the use of credit call spreads may prove more advantageous to the Fund’s total return than the covered call strategy.

A credit call spread involves selling a call option while simultaneously buying a call option with a higher strike price, both with the same expiration date. By writing credit call spreads, the Fund can potentially offset losses incurred from its short call positions if the Underlying Security’s share price rises above the strike price.

3.	U.S. Treasuries

The Fund will hold short-term U.S. Treasury securities as collateral in connection with the Fund’s synthetic covered call strategy. The Fund may also invest in pooled vehicles (e.g., mutual funds and ETFs) that invest in U.S Treasuries.

The Fund intends to continuously maintain exposure to the Underlying Security, primarily through the use of options contracts. As the options contracts it holds are exercised or expire it may enter into new options contracts, a practice referred to as “rolling.” The Fund’s practice of rolling options may result in high portfolio turnover.

Fund’s Weekly Distributions

The Fund will seek to provide weekly cash distributions. The Fund will seek to generate such distributions in the following ways:

●	Writing (selling) call option contracts on its Underlying Security as described above to generate options premiums. A premium, in this context, refers to the price the option buyer pays to the option seller (the Fund) for the rights granted by the option. The amount of these premiums is largely affected by the fluctuations in the Underlying Security’s stock prices. However, other elements like interest rates can also influence the level of premiums.
●	Investing in short-term U.S. Treasury securities. The income generated by these securities will be influenced by interest rates at the time of investment.
●	In addition, the Fund’s use of the Covered Call Spread Strategy may occasionally allow it to capture a substantial portion of any significant increase in the price of its Underlying Security. When this happens, the Fund could receive profits exceeding the initial cost of the call options, and the Fund’s distributions may include some of those profits.

Fund’s Return Profile vs its Underlying Security

For the reasons stated above, the Fund’s performance will differ from that of the Underlying Security’s stock price. The performance differences will depend on, among other things, the price of the Underlying Security, changes in the value of the Underlying Security options contracts the Fund holds, and changes in the value of the U.S. Treasuries.

Fund Portfolio

Principal Holdings
Portfolio Holdings (All derivative instruments are based on the value of the Underlying Security)	Investment Terms	Expected Target Maturity
Purchased call option contracts

“at-the-money” (i.e., the strike price is equal to the then-current share price of the Underlying Security at the time of purchase) to provide indirect exposure to positive price returns of the Underlying Security.

If the Underlying Security share price increases, these options will generate corresponding increases to the Fund.

1-month to 6-month expiration dates
Sold put option contracts

“at-the-money” (i.e., the strike price is equal to the then-current share price of the Underlying Security at the time of sale).

They are sold to help pay for the purchased call options described above.

However, the sold put option contracts provide exposure to the full extent of any share price losses experienced by the Underlying Security.

1-month to 6-month expiration dates
Sold (short) call option contracts (Covered Call Strategy)

The strike price is approximately 0%-15% more than the then-current share price of the Underlying Security at the time of sale.

They generate options premiums. However, they also limit some potential positive returns that the Fund may have otherwise experienced from gains in the Underlying Security’s share price.

1-month or less expiration dates
Sold (short) call option contracts (Covered Call Spread Strategy)

The strike price is approximately 0%-15% more than the then-current share price of the Fund’s Underlying Security at the time of sale.

Sold call option contracts provide inverse exposure to the full extent of any increases in the value experienced by the Fund’s Underlying Security, minus the premium received.

1-month or less expiration dates
Purchased call option contracts (Covered Call Spread Strategy)

“out-of-the-money” (i.e., the strike price is above the strike price of the corresponding Covered Call Spread Strategy sold call).

Bought call option contracts provide exposure to the full extent of any increases in the value experienced by the Fund’s Underlying Security above the option’s strike price.

1-month or less expiration dates
Purchased call option contracts (Deep-in-the-money synthetic long exposure)	“Deep in the money” (i.e., the Underlying Security’s price is well above the strike price on the call option) to provide synthetic long exposure designed to closely track price movements of the Underlying Security. These options are expected to exhibit greater sensitivity to changes in the Underlying Security’s share price than out-of-the-money or at-the-money calls.	1-month to 6-month expiration dates
Swap contracts	The Fund may enter into swap contracts that provide exposure to the Underlying Security’s price movements (and/or total return), generally in exchange for a financing rate and/or other contractual payments. Swap contracts may be used as an alternative or supplement to options positions to obtain exposure to the Underlying Security.	13-month to 60-month terms
Equity securities of the Underlying Security (Direct holdings)	The Fund may purchase and hold shares of the Underlying Security to obtain direct exposure to the Underlying Security’s price movements and any distributions.	NA
U.S Treasury Securities and Cash

Multiple series of U.S. Treasury Bills supported by the full faith and credit of the U.S. government.

These instruments are used as collateral for the Fund’s derivative investments.

They will also generate income.

6-month to 2-year maturities

The market value of the cash and treasuries held by the Fund is generally expected to be between 25% and 100% of the Fund’s net assets and the market value of the options package is generally expected to be between 0% and 50% of the Fund’s net assets (though actual exposures may deviate from these ranges from time to time). In terms of notional value, the combination of these investment instruments provides indirect investment exposure to the Underlying Security equal to at least 95% of the Fund’s total assets.

Under normal circumstances, the Fund will invest at least 80% of its net assets, plus borrowings for investment purposes, in securities and financial instruments that provide indirect exposure to NFLX.

The Fund is classified as “non-diversified” under the 1940 Act.

There is no guarantee that the Fund’s investment strategy will be properly implemented, and an investor may lose some or all of its investment.

Netflix, Inc.

Netflix, Inc. is an operating company that provides entertainment services with TV series, documentaries, feature films and mobile games across a wide variety of genres and languages. Netflix, Inc. is a pioneer in the delivery of streaming entertainment. Netflix, Inc. is listed on Nasdaq. Per NFLX’s most recent Form 10-K filing, the aggregate market value of voting stock, as of the most recent available data at time of drafting this prospectus (June 30, 2025), held by non-affiliates of NFLX, was approximately $565.7 billion.

Netflix, Inc. is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the SEC by Netflix, Inc. pursuant to the Exchange Act can be located by reference to the SEC file number 001-35727 through the SEC’s website at www.sec.gov. In addition, information regarding Netflix, Inc. may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

This document relates only to the securities offered hereby and does not relate to NFLX or other securities of Netflix, Inc. The Fund has derived all disclosures contained in this document regarding Netflix, Inc. from the publicly available documents. None of the Fund, the Trust, the Adviser, or their respective affiliates has participated in the preparation of such publicly available offering documents or made any due diligence inquiry regarding such documents with respect to Netflix, Inc. None of the Fund, the Trust, the Adviser, or their respective affiliates makes any representation that such publicly available documents or any other publicly available information regarding Netflix, Inc. is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date hereof (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of Netflix, Inc. (and therefore the price of the Fund at the time we price the securities) have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of or failure to disclose material future events concerning Netflix, Inc. could affect the value received with respect to the securities and therefore the value of the securities.

None of the Fund, the Trust, the Adviser, or their respective affiliates makes any representation to you as to the performance of NFLX.

NONE OF THE FUND, TIDAL TRUST II, OR TIDAL INVESTMENTS LLC IS AFFILIATED, CONNECTED, OR ASSOCIATED WITH NFLX. THE FUND WAS NOT DEVELOPED OR CREATED BY, AND IS NOT SPONSORED, ENDORSED, OR APPROVED BY, NFLX.

Moreover, NFLX has not participated in the development of the Fund’s investment strategy. NFLX does not select or approve the Fund’s portfolio holdings, nor does it participate in the construction, design, or implementation of the Fund. NFLX does not provide any assurances, guarantees, or representations regarding the Fund or its performance. Nothing herein shall be construed as an offer of any security by NFLX.

None of the Fund, the Trust, the Adviser, or their respective affiliates claim any ownership interest in any trademarks owned by Netflix, Inc. or NFLX. All rights in the trademarks are reserved by their respective owners.

Due to the Fund’s investment strategy, the Fund’s investment exposure is concentrated in (or substantially exposed to) the same industry as that assigned to NFLX. As of the date of the Prospectus, NFLX is assigned to the entertainment industry.

Principal Investment Risks

The principal risks of investing in the Fund are summarized below. As with any investment, there is a risk that you could lose all or a portion of your investment in the Fund. Some or all of these risks may adversely affect the Fund’s net asset value (“NAV”) per share, trading price, yield, total return, and/or ability to meet its objective. For more information about the risks of investing in the Fund, see the section in the Fund’s Prospectus titled “Additional Information About the Funds—Principal Risks of Investing in the Funds.”

An investment in the Fund entails risk. The Fund may not achieve its investment objective and there is a risk that you could lose all of your money invested in the Fund. The Fund is not a complete investment program. It is important that investors closely review all of the risks listed below and understand them before making an investment in the Fund.

Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which they appear.

NFLX Risk. The Fund invests in options contracts and swaps that are based on the value of NFLX and may also invest directly in NFLX. These investments in options contracts and swaps subject the Fund to certain of the same risks as if it owned shares of NFLX, even though it may not; although at times the Fund may also hold shares of NFLX directly. By virtue of these investments, the Fund may be subject to the following risks:

Indirect Investment in NFLX Risk. Netflix, Inc. is not affiliated with the Trust, the Fund, the Adviser, or their respective affiliates and is not involved with this offering in any way and has no obligation to consider your Shares in taking any corporate actions that might affect the value of Shares. Investors in the Fund will not have voting rights and will not be able to influence management of Netflix, Inc. but will be exposed to the performance of NFLX (the underlying stock). Except to the extent the Fund invests directly in NFLX, investors in the Fund will not have rights to receive dividends or other distributions or any other rights with respect to the underlying stock but will be subject to declines in the performance of the underlying stock.

NFLX Trading Risk. The trading price of NFLX may be highly volatile and could continue to be subject to wide fluctuations in response to various factors. The stock market in general, and the market for technology companies in particular, has experienced extreme price and volume fluctuations that have often been unrelated or disproportionate to the operating performance of those companies. In particular, a large proportion of NFLX may be traded by short sellers which may put pressure on the supply and demand for the common stock of Netflix, Inc., further influencing volatility in its market price. Public perception and other factors outside of the control of Netflix, Inc. may additionally impact NFLX’s stock price due to Netflix, Inc. garnering a disproportionate degree of public attention, regardless of actual operating performance. In addition, in the past, following periods of volatility in the overall market and the market price of a particular company’s securities, securities class action litigation has often been instituted against companies such as these. Moreover, stockholder litigation like this has been filed against Netflix, Inc. in the past. While Netflix, Inc. continues to defend such actions, any judgment against Netflix, Inc., or any future stockholder litigation could result in substantial costs and a diversion of the management of Netflix, Inc.’s attention and resources. If NFLX trading is halted, trading in Shares of the Fund may be impacted, either temporarily or indefinitely.

Netflix, Inc. Performance Risk. Netflix, Inc. may fail to meet its publicly announced guidelines or other expectations about its business, which could cause the price of NFLX to decline. Netflix, Inc. provides guidance regarding its expected financial and business performance, such as projections regarding sales and production, as well as anticipated future revenues, gross margins, profitability and cash flows. Correctly identifying key factors affecting business conditions and predicting future events is inherently an uncertain process, and the guidance Netflix, Inc. provides may not ultimately be accurate and has in the past been inaccurate in certain respects, such as the timing of new product manufacturing ramps. The guidance is based on certain assumptions such as those relating to global and local economic conditions, anticipated production and sales volumes (which generally are not linear throughout a given period), average sales prices, supplier and commodity costs, and planned cost reductions. If Netflix, Inc.’s guidance is not accurate or varies from actual results due to its inability to meet the assumptions or the impact on its financial performance that could occur as a result of various risks and uncertainties, the market value of common stock issued by Netflix, Inc. could decline significantly.

Entertainment Industry Risk. The entertainment industry, which is a separate industry within the communication services sector, is highly competitive and relies on consumer spending and the availability of disposable income for success. The prices of the securities of companies in the entertainment industry may fluctuate widely due to competitive pressures, heavy expenses incurred for research and development of products, problems related to bringing products to market, consumer preferences and rapid obsolescence of products. Legislative or regulatory changes and increased government supervision also may affect companies in the entertainment industry.

Derivatives Risk. Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, or funds (including ETFs), interest rates or indexes. The Fund’s investments in derivatives may pose risks in addition to, and greater than, those associated with directly investing in securities or other ordinary investments, including risk related to the market, imperfect correlation with underlying investments or the Fund’s other portfolio holdings, higher price volatility, lack of availability, counterparty risk, liquidity, valuation and legal restrictions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The use of derivatives may result in larger losses or smaller gains than directly investing in securities. When the Fund uses derivatives, there may be an imperfect correlation between the value of NFLX and the derivative, which may prevent the Fund from achieving its investment objective. Because derivatives often require only a limited initial investment, the use of derivatives may expose the Fund to losses in excess of those amounts initially invested. In addition, the Fund’s investments in derivatives are subject to the following risks:

Options Contracts. The use of options contracts involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, including the anticipated volatility, which are affected by fiscal and monetary policies and by national and international political, changes in the actual or implied volatility or the reference asset, the time remaining until the expiration of the option contract and economic events. For the Fund in particular, the value of the options contracts in which it invests is substantially influenced by the value of NFLX. The Fund may experience substantial downside from specific option positions and certain option positions held by the Fund may expire worthless. The options held by the Fund are exercisable at the strike price on their expiration date. As an option approaches its expiration date, its value typically increasingly moves with the value of the underlying instrument. However, prior to such date, the value of an option generally does not increase or decrease at the same rate at the underlying instrument. There may at times be an imperfect correlation between the movement in the values of options contracts and the underlying instrument, and there may at times not be a liquid secondary market for certain options contracts. The value of the options held by the Fund will be determined based on market quotations or other recognized pricing methods. Additionally, as the Fund intends to continuously maintain indirect exposure to NFLX through the use of options contracts, as the options contracts it holds are exercised or expire it will enter into new options contracts, a practice referred to as “rolling.” If the expiring options contracts do not generate proceeds enough to cover the cost of entering into new options contracts, the Fund may experience losses.

Swap Agreements Risk. The use of swap transactions is a highly specialized activity, which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Whether the Fund will be successful in using swap agreements to achieve its investment goal depends on the ability of the Adviser to structure such swap agreements in accordance with the Fund’s investment objective and to identify counterparties for those swap agreements. If the Adviser is unable to enter into swap agreements that provide leveraged exposure to the Underlying Security, the Fund may not meet its stated investment objective. Additionally, any financing, borrowing or other costs associated with using swap transactions may also have the effect of lowering the Fund’s return.

The swap agreements in which the Fund invests are generally traded in the over-the-counter market, which generally has less transparency than exchange-traded derivatives instruments. In a standard swap transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined reference assets or underlying securities or instruments. The gross return to be exchanged or swapped between the parties is calculated based on a notional amount or the return on or change in value of a particular dollar amount invested in a basket of securities.

If the Underlying Security has a dramatic move that causes a material decline in the Fund’s net assets, the terms of a swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the swap transaction with the Fund. In that event, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve exposure consistent with the Fund’s investment objective. This may prevent the Fund from achieving its objective, even if the Underlying Security later reverses all or a portion of its movement.

Counterparty Risk. The Fund is subject to counterparty risk by virtue of its investments in options contracts. Transactions in some types of derivatives, including options, are required to be centrally cleared (“cleared derivatives”). In a transaction involving cleared derivatives, the Fund’s counterparty is a clearing house rather than a bank or broker. Since the Fund is not a member of clearing houses and only members of a clearing house (“clearing members”) can participate directly in the clearing house, the Fund will hold cleared derivatives through accounts at clearing members. In cleared derivatives positions, the Fund will make payments (including margin payments) to and receive payments from a clearing house through their accounts at clearing members. Customer funds held at a clearing organization in connection with any options contracts are held in a commingled omnibus account and are not identified to the name of the clearing member’s individual customers. As a result, assets deposited by the Fund with any clearing member as margin for options may, in certain circumstances, be used to satisfy losses of other clients of the Fund’s clearing member. In addition, although clearing members guarantee performance of their clients’ obligations to the clearing house, there is a risk that the assets of the Fund might not be fully protected in the event of the clearing member’s bankruptcy, as the Fund would be limited to recovering only a pro rata share of all available funds segregated on behalf of the clearing member’s customers for the relevant account class. The Fund is also subject to the risk that a limited number of clearing members are willing to transact on the Fund’s behalf, which heightens the risks associated with a clearing member’s default. This risk is greater for the Fund as it seeks to hold options contracts on a single security, and not a broader range of options contracts, which may limit the number of clearing members that are willing to transact on the Fund’s behalf. If a clearing member defaults the Fund could lose some or all of the benefits of a transaction entered into by the Fund with the clearing member. If the Fund cannot find a clearing member to transact with on the Fund’s behalf, the Fund may be unable to effectively implement its investment strategy.

Price Participation Risk. The Fund employs an investment strategy that includes the sale of call option contracts, which limits the degree to which the Fund will participate in increases in value experienced by NFLX over the Call Period. This means that if NFLX experiences an increase in value above the strike price of the sold call options during a Call Period, the Fund will likely not experience that increase to the same extent and may significantly underperform NFLX over the Call Period. Additionally, because the Fund is limited in the degree to which it will participate in increases in value experienced by NFLX over each Call Period, but has full exposure to any decreases in value experienced by NFLX over the Call Period, the NAV of the Fund may decrease over any given time period. The Fund’s NAV is dependent on the value of each options portfolio, which is based principally upon the performance of NFLX. The degree of participation in NFLX gains the Fund will experience will depend on prevailing market conditions, especially market volatility, at the time the Fund enters into the sold call option contracts and will vary from Call Period to Call Period. The value of the options contracts is affected by changes in the value and dividend rates of NFLX, changes in interest rates, changes in the actual or perceived volatility of NFLX and the remaining time to the options’ expiration, as well as trading conditions in the options market. As the price of NFLX changes and time moves towards the expiration of each Call Period, the value of the options contracts, and therefore the Fund’s NAV, will change. However, it is not expected for the Fund’s NAV to directly correlate on a day-to-day basis with the returns of NFLX. The amount of time remaining until the options contract’s expiration date affects the impact of the potential options premiums on the Fund’s NAV, which may not be in full effect until the expiration date of the Fund’s options contracts. Therefore, while changes in the price of the NFLX will result in changes to the Fund’s NAV, the Fund generally anticipates that the rate of change in the Fund’s NAV will be different than that experienced by NFLX.

Equity Market Risk. The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual issuers, industries or the stock market as a whole. In addition, equity markets tend to move in cycles which may cause stock prices to fall over a short and extended periods of time. In a declining stock market, stock prices for all companies may decline, regardless of their long-term prospects.

Distribution Risk. The Fund seeks to provide weekly cash distributions. There is no assurance that the Fund will make a distribution in any given week. If the Fund does make distributions, the amounts of such distributions will likely vary greatly from one distribution to the next. Additionally, the weekly distributions, if any, may consist of returns of capital, which would decrease the Fund’s NAV and trading price over time. As a result, an investor may suffer significant losses to their investment. In addition, while the underlying stock may pay dividends, the Fund’s returns will not include any dividends paid by the underlying stock (except to the extent the Fund invests directly in NFLX), and any income generated by the Fund may be less than the income generated by a direct investment in the underlying stock.

NAV Erosion Risk Due to Distributions. When the Fund makes a distribution, the Fund’s NAV will typically drop by the amount of the distribution on the related ex-dividend date. The repeated payment of distributions by the Fund, if any, may significantly erode the Fund’s NAV and trading price over time. As a result, an investor may suffer significant losses to their investment.

Call Strategy Risks. The path dependency (i.e., the continued use) of the Fund’s call writing strategy will impact the extent that the Fund participates in the positive price returns of NFLX and, in turn, the Fund’s returns, both during the term of the sold call options and over longer time periods. If, for example, each month the Fund were to sell 7% out-of-the-money call options having a one-month term, the Fund’s participation in the positive price returns of NFLX will be capped at 7% in any given month. However, over a longer period (e.g., 5 months), the Fund should not be expected to participate fully in the first 35% (i.e., 5 months x 7%) of the positive price returns of NFLX, or the Fund may even lose money, even if the NFLX share price has appreciated by at least that much over such period, if during any month over that period NFLX had a return less than 7%. This example illustrates that both the Fund’s participation in the positive price returns of NFLX and its returns will depend not only on the price of NFLX but also on the path that NFLX takes over time.

Additionally, when implementing the Covered Call Spread Strategy, the use of credit call spreads introduces further complexities and risks. While purchasing a higher-strike call option limits potential losses from the short call position, it also reduces the net premium received, which may result in lower overall returns compared to a stand-alone covered call strategy. If the price of the Underlying Security rises rapidly, the call spread may still cap upside participation, leading to missed profit opportunities. Furthermore, market conditions, such as mispricing between near-the-money and further out-of-the-money options, may impact the effectiveness of the strategy, potentially resulting in lower-than-expected returns or increased losses. The relative pricing of options at different strike levels can vary due to volatility shifts, liquidity constraints, or other market dynamics, adding an additional layer of uncertainty to the Fund’s performance under this strategy.

ETF Risks.

Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that are authorized to purchase and redeem Shares directly from the Fund (known as “Authorized Participants” or “APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services; or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

Cash Redemption Risk. The Fund’s investment strategy may require it to redeem Shares for cash or to otherwise include cash as part of its redemption proceeds. For example, the Fund may not be able to redeem in-kind certain securities held by the Fund (e.g., derivative instruments). In such a case, the Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used. By paying out higher annual capital gain distributions, investors may be subjected to increased capital gains taxes. Additionally, there may be brokerage costs or taxable gains or losses that may be imposed on the Fund in connection with a cash redemption that may not have occurred if the Fund had made a redemption in-kind. These costs could decrease the value of the Fund to the extent they are not offset by a transaction fee payable by an AP.

Costs of Buying or Selling Shares.  Buying or selling Shares involves certain costs, including brokerage commissions, other charges imposed by brokers, and bid-ask spreads. The bid-ask spread represents the difference between the price at which an investor is willing to buy Shares and the price at which an investor is willing to sell Shares. The spread varies over time based on the Shares’ trading volume and market liquidity. The spread is generally lower if Shares have more trading volume and market liquidity and higher if Shares have little trading volume and market liquidity. Due to the costs of buying or selling Shares, frequent trading of Shares may reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

Management Risk. The Fund is subject to management risk because it is an actively managed portfolio. In managing the Fund’s investment portfolio, the portfolio managers will apply investment techniques and risk analyses that may not produce the desired result. There can be no guarantee that the Fund will meet its investment objective.

Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant.

Trading. Although Shares are listed on a national securities exchange, such as NYSE Arca, Inc. (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that an active trading market for the Shares will develop or be maintained or that the Shares will trade with any volume, or at all, on any stock exchange. This risk may be greater for the Fund as it seeks to have exposure to a single underlying stock as opposed to a more diverse portfolio like a traditional pooled investment. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares. Shares trade on the Exchange at market price that may be below, at or above the Fund’s NAV. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. In addition, trading in Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange “circuit breaker” rules. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged. In the event of an unscheduled market close for options contracts that reference a single stock, such as NFLX’s securities being halted or a market wide closure, settlement prices will be determined by the procedures of the listing exchange of the options contracts. As a result, the Fund could be adversely affected and be unable to implement its investment strategies in the event of an unscheduled closing.

Economic and Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in the Fund’s portfolio may underperform in comparison to securities in the general financial markets, a particular financial market, or other asset classes, due to a number of factors, including inflation (or expectations for inflation), deflation (or expectations for deflation), interest rates, global demand for particular products or resources, market instability, financial system instability, debt crises and downgrades, embargoes, tariffs, sanctions and other trade barriers, regulatory events, other governmental trade or market control programs and related geopolitical events. In addition, the value of the Fund’s investments may be negatively affected by the occurrence of global events such as war, terrorism, environmental disasters, natural disasters or events, country instability, and infectious disease epidemics or pandemics. The imposition by the U.S. of tariffs on goods imported from foreign countries and reciprocal tariffs levied on U.S. goods by those countries also may lead to volatility and instability in domestic and foreign markets.

High Portfolio Turnover Risk. The Fund may actively and frequently trade all or a significant portion of the Fund’s holdings. A high portfolio turnover rate increases transaction costs, which may increase the Fund’s expenses. Frequent trading may also cause adverse tax consequences for investors in the Fund due to an increase in short-term capital gains.

Inflation Risk. Inflation risk is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the present value of the Fund’s assets and distributions, if any, may decline.

Liquidity Risk. Some securities held by the Fund, including options contracts, may be difficult to sell or be illiquid, particularly during times of market turmoil. This risk is greater for the Fund as it will hold options contracts on a single security, and not a broader range of options contracts. Markets for securities or financial instruments could be disrupted by a number of events, including, but not limited to, an economic crisis, natural disasters, epidemics/pandemics, new legislation or regulatory changes inside or outside the United States. Illiquid securities may be difficult to value, especially in changing or volatile markets. If the Fund is forced to sell an illiquid security at an unfavorable time or price, the Fund may be adversely impacted. Certain market conditions or restrictions, such as market rules related to short sales, may prevent the Fund from limiting losses, realizing gains or achieving a high correlation with NFLX. There is no assurance that a security that is deemed liquid when purchased will continue to be liquid. Market illiquidity may cause losses for the Fund.

Money Market Instrument Risk. The Fund may use a variety of money market instruments for cash management purposes, including money market funds, depositary accounts and repurchase agreements. Repurchase agreements are contracts in which a seller of securities agrees to buy the securities back at a specified time and price. Repurchase agreements may be subject to market and credit risk related to the collateral securing the repurchase agreement. Money market instruments, including money market funds, may lose money through fees or other means.

Non-Diversification Risk. Because the Fund is “non-diversified,” it may invest a greater percentage of its assets in the securities of a single issuer or a smaller number of issuers than if it was a diversified fund. As a result, a decline in the value of an investment in a single issuer or a smaller number of issuers could cause the Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio. This may increase the Fund’s volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund’s performance.

Operational Risk. The Fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect the Fund’s ability to meet its investment objective. Although the Fund, and Adviser seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

Single Issuer Risk. Issuer-specific attributes may cause an investment in the Fund to be more volatile than a traditional pooled investment which diversifies risk or the market generally. The value of the Fund, which focuses on an individual security (NFLX), may be more volatile than a traditional pooled investment or the market as a whole and may perform differently from the value of a traditional pooled investment or the market as a whole.

Tax Risk. The Fund intends to elect and to qualify each year to be treated as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (“Code”). As a RIC, the Fund will not be subject to U.S. federal income tax on the portion of its net investment income and net capital gain that it distributes to Shareholders, provided that it satisfies certain requirements of the Code. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund’s taxable income will be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. To comply with the asset diversification test applicable to a RIC, the Fund will attempt to ensure that the value of options it holds is never 25% of the total value of Fund assets at the close of any quarter. If the Fund’s investments in options were to exceed 25% of the Fund’s total assets at the end of a tax quarter, the Fund, generally, has a grace period to cure such lack of compliance. If the Fund fails to timely cure, it may no longer be eligible to be treated as a RIC.

U.S. Government and U.S. Agency Obligations Risk. The Fund may invest in securities issued by the U.S. government or its agencies or instrumentalities. U.S. Government obligations include securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, such as the U.S. Treasury. Payment of principal and interest on U.S. Government obligations may be backed by the full faith and credit of the United States or may be backed solely by the issuing or guaranteeing agency or instrumentality itself. In the latter case, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, which agency or instrumentality may be privately owned. There can be no assurance that the U.S. Government would provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) where it is not obligated to do so.

Performance

The following performance information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance over time. The following bar chart shows the Fund’s annual returns. The table illustrates how the Fund’s average annual returns for the 1-year and since inception periods compare with those of a broad measure of market performance. Although past performance of the Fund is no guarantee of how it will perform in the future, historical performance may give you some indication of the risks of investing in the Fund. Updated performance information will be available on the Fund’s website at www.yieldmaxetfs.com.

Calendar Year Ended December 31 ,

70%
60%
50%
40%
30%
20%
10%
0%
66.96%
2.64%
2024
2025

During the period of time shown in the bar chart, the Fund’s highest quarterly return was 32.79% for the quarter ended June 30, 2025 and the lowest quarterly return was -18.55% for the quarter ended December 31, 2025.

Average Annual Total Returns

For the Periods Ended December 31, 2025

	1 Year	Since Inception August 7, 2023
Return Before Taxes	2.64%	26.51%
Return After Taxes on Distributions	-9.45%	8.17%
Return After Taxes on Distributions and Sale of Fund Shares	2.48%	12.64%
S&P 500® Total Return Index (reflects no deduction for fees, expenses, or taxes)(1)	17.88%	20.56%

(1)	The S&P 500® Total Return Index is a free-float market capitalization-weighted index of 500 of the largest U.S. companies. The index is calculated on a total return basis with dividends reinvested.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period covered by the table above and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Shares through tax-deferred or other tax-advantaged arrangements such as an individual retirement account (“IRA”).

Management

Investment Adviser: Tidal Investments LLC (the “Adviser”) serves as investment adviser to the Fund.

Portfolio Managers:

The following individuals are jointly and primarily responsible for the day-to-day management of the Fund.

Jay Pestrichelli, Portfolio Manager for the Adviser, has been a portfolio manager of the Fund since its inception in 2023.

Scott Snyder, Portfolio Manager for the Adviser, has been a portfolio manager of the Fund since February of 2026.

Matt Brandt, Portfolio Manager for the Adviser, has been a portfolio manager of the Fund since February of 2026.

Purchase and Sale of Shares

The Fund issues and redeems Shares at NAV only in large blocks known as “Creation Units,” which only Authorized Participants (APs) (typically, broker-dealers) may purchase or redeem. The Fund generally issues and redeems Creation Units in exchange for a portfolio of securities (the “Deposit Securities”) and/or a designated amount of U.S. cash.

Shares are listed on the Exchange, and individual Shares may only be bought and sold in the secondary market through brokers at market prices, rather than NAV. Because Shares trade at market prices rather than NAV, Shares may trade at a price greater than NAV (premium) or less than NAV (discount).

An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Shares (the “bid” price) and the lowest price a seller is willing to accept for Shares (the “ask” price) when buying or selling Shares in the secondary market. This difference in bid and ask prices is often referred to as the “bid-ask spread.”

Information regarding the Fund’s NAV, market price, how often Shares traded on the Exchange at a premium or discount, and the median bid-ask spreads can be found on the Fund’s website at www.yieldmaxetfs.com.

Tax Information

Fund distributions are generally taxable as ordinary income, qualified dividend income, or capital gains (or a combination), unless an investment is in an individual retirement account (“IRA”) or other tax-advantaged account. Distributions on investments made through tax-deferred arrangements may be taxed later upon withdrawal of assets from those accounts.

Financial Intermediary Compensation

If you purchase Shares through a broker-dealer or other financial intermediary (such as a bank) (an “Intermediary”), the Adviser or its affiliates may pay Intermediaries for certain activities related to the Fund, including participation in activities that are designed to make Intermediaries more knowledgeable about exchange-traded products, including the Fund, or for other activities, such as marketing, educational training, or other initiatives related to the sale or promotion of Shares. These payments may create a conflict of interest by influencing the Intermediary and your salesperson to recommend the Fund over another investment. Any such arrangements do not result in increased Fund expenses. Ask your salesperson or visit the Intermediary’s website for more information.

YieldMax® NKE Option Income Strategy ETF - FUND SUMMARY

Investment Objective

The Fund’s primary investment objective is to seek current income. The Fund’s secondary investment objective is to seek exposure to the share price of the Class A common stock of NIKE, Inc. (“NKE” or “underlying Security”), subject to a limit on potential investment gains.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Annual Fund Operating Expenses(1) (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.99%
Distribution and Service (12b-1) Fees	None
Other Expenses(2)	0.00%
Total Annual Fund Operating Expenses	0.99%

(1)	The Fund’s investment adviser, Tidal Investments LLC (the “Adviser”), a Tidal Financial Group company, will pay, or require a sub-adviser to pay, all expenses incurred by the Fund (except for advisory fees and sub-advisory fees, as the case may be) excluding interest charges on any borrowings made for investment purposes, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the “1940 Act”), and litigation expenses and other non-routine or extraordinary expenses.

(2)	Based on estimated amounts for the current fiscal year.

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem or hold all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example does not take into account brokerage commissions that you may pay on your purchases and sales of Shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$101	$315

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the expense example above, affect the Fund’s performance. Because the Fund has not commenced operations as of the date of this Prospectus, portfolio turnover information is not yet available.

Principal Investment Strategies

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks current income while providing exposure to the share price (i.e., the price returns) of the Underlying Security, subject to participation in a portion of potential investment gains. The Fund will employ its investment strategy as it relates to the Underlying Security regardless of whether there are periods of adverse market, economic, or other conditions and will not take temporary defensive positions during such periods. As further described below, the Fund uses either a synthetic covered call strategy or a synthetic covered call spread strategy to seek to generate options premiums and provide indirect exposure to the share price returns of the Underlying Security, subject to participation in a portion of potential investment gains as a result of the nature of the options strategy it employs. That is, the Fund not only seeks to generate options premiums but also aims to derive gains when the value of the Underlying Security increases. The Fund’s options contracts provide:

●	indirect exposure to the share price returns of the Underlying Security,

●	option premiums, and
●	participation in a portion of gains, if any, of the share price returns of the Underlying Security.

For more information, see sections “The Fund’s Use of Underlying Security Option Contracts” and “Synthetic Covered Call Strategy” below.

Why invest in the Fund?

●	The Fund seeks to generate weekly cash distributions, which is not dependent on the price appreciation of the Underlying Security.
●	The Fund seeks to participate in a portion of the gains experienced by the Underlying Security.

That is, although the Fund may not fully participate in gains in the Underlying Security’s stock price, the Fund’s portfolio is designed to generate options premiums.

An Investment in the Fund is not an investment in the Underlying Security.

●	The Fund’s strategy will capture only a portion of its potential gains if the Underlying Security’s stock price increase in value.
●	The Fund’s strategy is subject to all potential losses if the Underlying Security’s stock price decrease in value, which may not be offset by the options premiums received by the Fund.
●	The Fund may from time to time invest directly in the Underlying Security.
●	Fund shareholders are not entitled to any Underlying Security dividends, except to the extent the Fund invests directly in the Underlying Security.

While the Fund seeks to provide current income pursuant to its investment objective, a portion (sometimes significant) of the Fund’s distributions may be classified as return of capital (“ROC”) for financial or tax reporting purposes. Generally speaking, ROC refers to the portion of a distribution from an investment that represents a return of the original investment (principal) rather than income or profit. Accordingly, such distributions do not necessarily reflect the Fund’s income or yield. See the prospectus section titled “Additional Information About the Funds” for more information about option premiums and ROC.

Additional information regarding the Underlying Security is also set forth below.

The Fund’s Use of Underlying Security Option Contracts

As part of the Fund’s synthetic covered call strategy and synthetic covered call spread strategy, the Fund will purchase and sell a combination of standardized exchange-traded and FLexible EXchange® (“FLEX”) call and put option contracts that are based on the value of the price returns of the Underlying Security.

●	In general, an option contract gives the purchaser of the option contract the right to purchase (for a call option) or sell (for a put option) the underlying asset (like shares of the Underlying Security) at a specified price (the “strike price”).
●	If exercised, an option contract obligates the seller to deliver shares (for a sold or “short” call) or buy shares (for a sold or “short” put) of the underlying asset at a specified price (the “strike price”).
●	Options contracts must be exercised or traded to close within a specified time frame, or they expire. See the chart in section “Fund Portfolio” below for a description of the option contracts utilized by the Fund.

Standardized exchange-traded options include standardized terms. FLEX options are also exchange-traded, but they allow for customizable terms (e.g., the strike price can be negotiated). For more information on FLEX options, see “Additional Information about the Funds – Exchange Traded Options Portfolio.”

The Fund’s options contracts are based on the value of the Underlying Security, which gives the Fund the right or obligation to receive or deliver shares of the Underlying Security on the expiration date of the applicable option contract in exchange for the stated strike price, depending on whether the option contract is a call option or a put option, and whether the Fund purchases or sells the option contract.

Covered Call Strategy

In seeking to achieve its investment objective, the Fund may implement a “synthetic covered call” and, to a lesser extent, a “traditional covered call” strategy using the standardized exchange-traded and FLEX options described above.

●	A traditional covered call strategy is an investment strategy where an investor (the Fund) sells a call option on an underlying security it owns.

●	A synthetic covered call strategy is similar to a traditional covered call strategy in that the investor sells a call option that is based on the value of the underlying security. However, in a synthetic covered call strategy, the investor (the Fund) does not own the underlying security, but rather seeks to synthetically replicate 100% of the price movements of the underlying security through the use of various investment instruments.

The Fund’s covered call strategies consists of the following three elements, each of which is described in greater detail farther below:

●	Direct or synthetic long exposure to the Underlying Security, which allows the Fund to seek to participate in the changes, up or down, in the price of shares of the Underlying Security.
●	Covered call writing (where the Underlying Security’s call options are sold against the synthetic long portion of the strategy), which allows the Fund to generate options premiums.

●	U.S. Treasuries, which are used for collateral for the options, and which generate income.

1.	Long Exposure (Synthetic or Direct)

Synthetic Long Exposure: To achieve a synthetic long exposure to the Underlying Security, the Fund will buy the Underlying Security’s call options and, simultaneously, sell the Underlying Security’s put options to try to replicate the price movements of the Underlying Security. The call options purchased by the Fund and the put options sold by the Fund will generally have one-month to six-month terms and strike prices that are approximately equal to the then-current share price of the Underlying Security at the time the contracts are purchased and sold, respectively. The combination of the long call options and sold put options provides the Fund with indirect investment exposure equal to approximately 100% of the Underlying Security for the duration of the applicable options exposure.

In addition, the Fund may use other instruments and transactions to gain synthetic exposure to the Underlying Security. For example, the Fund may enter into swap contracts that provide exposure to the Underlying Security. The Fund also may utilize additional options strategies, including purchasing call options that are “deep in the money” (i.e., the Underlying Security’s price is well above the strike price on the call option).

Direct Long Exposure: The Fund may directly hold equity securities of the Underlying Security.

2.	Covered Call Strategies

Covered Call Strategy

As part of its strategy, the Fund will write (sell) call option contracts on the Underlying Security to generate options premiums. These written call options will generally be sold short (i.e., selling a position it does not currently own). The Fund will seek to participate in the share price appreciation of the Underlying Security, if any. However, due to the nature of covered call strategies, the Fund’s participation may be subject to a cap (as described below). In this strategy, the call options written (sold) by the Fund will generally have 1- month or less expiration dates (the “Call Period”) and generally have a strike price that is approximately 0%-15% above the then-current share price of the Underlying Security.

It is important to note that the sale of the Underlying Security call option contracts will limit the Fund’s participation in the appreciation in the Underlying Security’s stock price. If the stock price of the Underlying Security increases, the above-referenced synthetic long exposure alone would allow the Fund to experience similar percentage gains. However, if the Underlying Security’s stock price appreciates beyond the strike price of one or more of the sold (short) call option contracts, the Fund will lose money on those short call positions, and the losses will, in turn, limit the upside return of the Fund’s synthetic long exposure. As a result, the Fund’s overall strategy (i.e., the combination of the synthetic long exposure to the Underlying Security and the sold (short) the Underlying Security call positions) will limit the Fund’s participation in gains in the Underlying Security’s stock price beyond a certain point.

Covered Call Spread Strategy

The Adviser will employ the Covered Call Spread Strategy when it believes it is a better strategy for the Fund as compared to the Covered Call Strategy. The Fund may write (sell) credit call spreads (described below) rather than stand-alone call option contracts to seek greater participation in the potential appreciation of its Underlying Security’s share price, while still generating net options premiums. The Adviser will primarily employ this covered call spread strategy when it believes that the share price of its Underlying Security is likely to rise significantly in the short term (e.g., following a substantial selloff or overall positive market news). Additionally, the Adviser may use this strategy in other scenarios (e.g., if the market is undervaluing further out-of-the-money options relative to near-the-money options), where it believes the use of credit call spreads may prove more advantageous to the Fund’s total return than the covered call strategy.

A credit call spread involves selling a call option while simultaneously buying a call option with a higher strike price, both with the same expiration date. By writing credit call spreads, the Fund can potentially offset losses incurred from its short call positions if the Underlying Security’s share price rises above the strike price.

3.	U.S. Treasuries

The Fund will hold short-term U.S. Treasury securities as collateral in connection with the Fund’s synthetic covered call strategy. The Fund may also invest in pooled vehicles (e.g., mutual funds and ETFs) that invest in U.S Treasuries.

The Fund intends to continuously maintain exposure to the Underlying Security, primarily through the use of options contracts. As the options contracts it holds are exercised or expire it may enter into new options contracts, a practice referred to as “rolling.” The Fund’s practice of rolling options may result in high portfolio turnover.

Fund’s Weekly Distributions

The Fund will seek to provide weekly cash distributions. The Fund will seek to generate such distributions in the following ways:

●	Writing (selling) call option contracts on its Underlying Security as described above to generate options premiums. A premium, in this context, refers to the price the option buyer pays to the option seller (the Fund) for the rights granted by the option. The amount of these premiums is largely affected by the fluctuations in the Underlying Security’s stock prices. However, other elements like interest rates can also influence the level of premiums.
●	Investing in short-term U.S. Treasury securities. The income generated by these securities will be influenced by interest rates at the time of investment.
●	In addition, the Fund’s use of the Covered Call Spread Strategy may occasionally allow it to capture a substantial portion of any significant increase in the price of its Underlying Security. When this happens, the Fund could receive profits exceeding the initial cost of the call options, and the Fund’s distributions may include some of those profits.

Fund’s Return Profile vs its Underlying Security

For the reasons stated above, the Fund’s performance will differ from that of the Underlying Security’s stock price. The performance differences will depend on, among other things, the price of the Underlying Security, changes in the value of the Underlying Security options contracts the Fund holds, and changes in the value of the U.S. Treasuries.

Fund Portfolio

Principal Holdings
Portfolio Holdings (All derivative instruments are based on the value of the Underlying Security)	Investment Terms	Expected Target Maturity
Purchased call option contracts

“at-the-money” (i.e., the strike price is equal to the then-current share price of the Underlying Security at the time of purchase) to provide indirect exposure to positive price returns of the Underlying Security.

If the Underlying Security share price increases, these options will generate corresponding increases to the Fund.

1-month to 6-month expiration dates
Sold put option contracts

“at-the-money” (i.e., the strike price is equal to the then-current share price of the Underlying Security at the time of sale).

They are sold to help pay for the purchased call options described above.

However, the sold put option contracts provide exposure to the full extent of any share price losses experienced by the Underlying Security.

1-month to 6-month expiration dates
Sold (short) call option contracts (Covered Call Strategy)

The strike price is approximately 0%-15% more than the then-current share price of the Underlying Security at the time of sale.

They generate options premiums. However, they also limit some potential positive returns that the Fund may have otherwise experienced from gains in the Underlying Security’s share price.

1-month or less expiration dates
Sold (short) call option contracts (Covered Call Spread Strategy)

The strike price is approximately 0%-15% more than the then-current share price of the Fund’s Underlying Security at the time of sale.

Sold call option contracts provide inverse exposure to the full extent of any increases in the value experienced by the Fund’s Underlying Security, minus the premium received.

1-month or less expiration dates
Purchased call option contracts (Covered Call Spread Strategy)

“out-of-the-money” (i.e., the strike price is above the strike price of the corresponding Covered Call Spread Strategy sold call).

Bought call option contracts provide exposure to the full extent of any increases in the value experienced by the Fund’s Underlying Security above the option’s strike price.

1-month or less expiration dates
Purchased call option contracts (Deep-in-the-money synthetic long exposure)	“Deep in the money” (i.e., the Underlying Security’s price is well above the strike price on the call option) to provide synthetic long exposure designed to closely track price movements of the Underlying Security. These options are expected to exhibit greater sensitivity to changes in the Underlying Security’s share price than out-of-the-money or at-the-money calls.	1-month to 6-month expiration dates
Swap contracts	The Fund may enter into swap contracts that provide exposure to the Underlying Security’s price movements (and/or total return), generally in exchange for a financing rate and/or other contractual payments. Swap contracts may be used as an alternative or supplement to options positions to obtain exposure to the Underlying Security.	13-month to 60-month terms
Equity securities of the Underlying Security (Direct holdings)	The Fund may purchase and hold shares of the Underlying Security to obtain direct exposure to the Underlying Security’s price movements and any distributions.	NA
U.S Treasury Securities and Cash

Multiple series of U.S. Treasury Bills supported by the full faith and credit of the U.S. government.

These instruments are used as collateral for the Fund’s derivative investments.

They will also generate income.

6-month to 2-year maturities

The market value of the cash and treasuries held by the Fund is generally expected to be between 25% and 100% of the Fund’s net assets and the market value of the options package is generally expected to be between 0% and 50% of the Fund’s net assets (though actual exposures may deviate from these ranges from time to time). In terms of notional value, the combination of these investment instruments provides indirect investment exposure to the Underlying Security equal to at least 95% of the Fund’s total assets.

Under normal circumstances, the Fund will invest at least 80% of its net assets, plus borrowings for investment purposes, in securities and financial instruments that provide indirect exposure to NKE.

The Fund is classified as “non-diversified” under the 1940 Act.

There is no guarantee that the Fund’s investment strategy will be properly implemented, and an investor may lose some or all of its investment.

NIKE, Inc. (“NKE”)

NKE designs, develops, markets, and sells men’s, women’s, and kids’ athletic footwear, apparel, equipment, and accessories worldwide. NKE is listed on the New York Stock Exchange. Per NKE’s most recent Form 10-K filing, the aggregate market value of common stock, as of the most recent available data at time of drafting this prospectus (November 30, 2024), held by non-affiliates of NKE was approximately $98.3 billion.

NKE is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the SEC by NKE pursuant to the Exchange Act can be located by reference to the SEC file number 1-10635 through the SEC’s website at www.sec.gov. In addition, information regarding NKE may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

This document relates only to the securities offered hereby and does not relate to NKE or other securities of NKE. The Fund has derived all disclosures contained in this document regarding NKE from publicly available documents. None of the Fund, the Trust, the Adviser, or their respective affiliates has participated in the preparation of such publicly available offering documents or made any due diligence inquiry regarding such documents with respect to NKE. None of the Fund, the Trust, the Adviser, or their respective affiliates makes any representation that such publicly available documents or any other publicly available information regarding NKE is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date hereof (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of NKE (and therefore the price of the Fund at the time we price the securities) have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of or failure to disclose material future events concerning NKE could affect the value received with respect to the securities and therefore the value of the securities.

None of the Fund, the Trust, the Adviser, or their respective affiliates makes any representation to you as to the performance of NKE.

NONE OF THE FUND, TIDAL TRUST II, OR TIDAL INVESTMENTS LLC IS AFFILIATED, CONNECTED, OR ASSOCIATED WITH NKE. THE FUND WAS NOT DEVELOPED OR CREATED BY, AND IS NOT SPONSORED, ENDORSED, OR APPROVED BY, NKE.

Moreover, NKE has not participated in the development of the Fund’s investment strategy. NKE does not select or approve the Fund’s portfolio holdings, nor does it participate in the construction, design, or implementation of the Fund. NKE does not provide any assurances, guarantees, or representations regarding the Fund or its performance. Nothing herein shall be construed as an offer of any security by NKE.

None of the Fund, the Trust, the Adviser, or their respective affiliates claim any ownership interest in any trademarks owned by NIKE, Inc. or NKE. All rights in the trademarks are reserved by their respective owners.

Due to the Fund’s investment strategy, the Fund’s investment exposure is concentrated in (or substantially exposed to) the same industry as that assigned to NKE. As of the date of the Prospectus, NKE is assigned to the textiles, apparel & luxury goods industry.

Principal Investment Risks

The principal risks of investing in the Fund are summarized below. As with any investment, there is a risk that you could lose all or a portion of your investment in the Fund. Some or all of these risks may adversely affect the Fund’s net asset value (“NAV”) per share, trading price, yield, total return, and/or ability to meet its objective. For more information about the risks of investing in the Fund, see the section in the Fund’s Prospectus titled “Additional Information About the Funds—Principal Risks of Investing in the Funds.”

An investment in the Fund entails risk. The Fund may not achieve its investment objective and there is a risk that you could lose all of your money invested in the Fund. The Fund is not a complete investment program. It is important that investors closely review all of the risks listed below and understand them before making an investment in the Fund.

Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which they appear.

NKE Risk. The Fund invests in options contracts and swaps that are based on the value of NKE and may also invest directly in NKE. These investments in options contracts and swaps subject the Fund to certain of the same risks as if it owned shares of NKE, even though it may not; although at times the Fund may also hold shares of NKE directly. By virtue of these investments, the Fund may be subject to the following risks:

Indirect Investment in NKE Risk. NKE is not affiliated with the Trust, the Fund, the Adviser, or their respective affiliates and is not involved with this offering in any way and has no obligation to consider your Shares in taking any corporate actions that might affect the value of Shares. Investors in the Fund will not have voting rights and will not be able to influence the management of NKE but will be exposed to the performance of NKE (the underlying stock). Except to the extent the Fund invests directly in NKE, investors in the Fund will not have rights to receive dividends or other distributions or any other rights with respect to the underlying stock but will be subject to declines in the performance of the underlying stock.

NKE Trading Risk. The trading price of NKE may be highly volatile and could continue to be subject to wide fluctuations in response to various factors. The stock market in general, and the market for retail and apparel companies in particular, has experienced extreme price and volume fluctuations that have often been unrelated or disproportionate to the operating performance of those companies. In particular, a large proportion of NKE may be traded by short sellers which may put pressure on the supply and demand for the Class A common stock of NKE, further influencing volatility in its market price. Public perception and other factors outside of the control of NIKE, Inc. may additionally impact NKE’s stock price due to NKE garnering a disproportionate degree of public attention, regardless of actual operating performance. In addition, in the past, following periods of volatility in the overall market and the market price of a particular company’s securities, securities class action litigation has often been instituted against companies such as these. Moreover, stockholder litigation like this has been filed against NKE in the past. While NKE continues to defend such actions, any judgment against NKE, or any future stockholder litigation could result in substantial costs and a diversion of the management of NKE’s attention and resources. If NKE trading is halted, trading in Shares of the Fund may be impacted, either temporarily or indefinitely.

NKE Performance Risk. NKE may fail to meet its publicly announced guidelines or other expectations about its business, which could cause the price of NKE to decline. NKE provides guidance regarding its expected financial and business performance, such as projections regarding sales and production, as well as anticipated future revenues, gross margins, profitability and cash flows. Correctly identifying key factors affecting business conditions and predicting future events is inherently an uncertain process, and the guidance NKE provides may not ultimately be accurate and has in the past been inaccurate in certain respects, such as the timing of new product manufacturing ramps. The guidance is based on certain assumptions such as those relating to global and local economic conditions, anticipated production and sales volumes (which generally are not linear throughout a given period), average sales prices, supplier and commodity costs, and planned cost reductions. If NKE’s guidance is not accurate or varies from actual results due to its inability to meet the assumptions or the impact on its financial performance that could occur as a result of various risks and uncertainties, the market value of common stock issued by NKE could decline significantly.

Athletic Footwear, Apparel and Equipment Industry Risks. The athletic footwear, apparel and equipment industry, including companies like NKE, faces numerous risks. Its success is contingent on rapidly shifting consumer preferences and design trends, linked to the popularity of various sports and fitness activities. The industry is highly competitive globally, not just in terms of product offerings and technology, but also in marketing, customer service, social media presence, and production costs. The competition includes diverse players, from athletic and leisure footwear firms to larger conglomerates with broad product lines. This demands constant innovation and adaptability, with significant risk factors being changes in technology and consumer tastes in athletic and leisure footwear, apparel, and equipment markets. The ability to maintain and enhance brand image and reputation is crucial in this space, relying heavily on marketing efforts, product quality, and innovation. Failure to meet these objectives or tarnish of brand reputation due to negative publicity or legal actions, founded or unfounded, can lead to a decrease in long-term consumer demand. The increasing importance of social media and digital platforms further intensifies these risks, as any adverse comments or posts can inflict serious damage to the brand image, potentially affecting sales, financial condition, and operational results.

Tariff and Import/Export Regulations Risk. Changes in the import and export policies of the U.S. government or other countries, including trade restrictions, sanctions and countersanctions, increased tariffs or quotas, trade agreement enforcement practices, embargoes or safeguards, could require NKE to change the way it conducts business and adversely affect its result of operations. In addition, changes or proposed changes in laws and policies governing foreign trade, manufacturing, development and investment in the territories or countries where NKE currently sells its products could adversely affect NKE’s business, including increased cost of sales. Changes or proposed changes in U.S. or other countries’ trade policies have resulted and may further result in restrictions and economic disincentives on international trade. Tariffs and other changes in U.S. trade policy have in the past and could in the future trigger retaliatory actions by affected countries, and protectionist trends in the United States or in other countries could affect the trade environment.

Derivatives Risk. Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, or funds (including ETFs), interest rates or indexes. The Fund’s investments in derivatives may pose risks in addition to, and greater than, those associated with directly investing in securities or other ordinary investments, including risk related to the market, imperfect correlation with underlying investments or the Fund’s other portfolio holdings, higher price volatility, lack of availability, counterparty risk, liquidity, valuation and legal restrictions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The use of derivatives may result in larger losses or smaller gains than directly investing in securities. When the Fund uses derivatives, there may be an imperfect correlation between the value of NKE and the derivative, which may prevent the Fund from achieving its investment objective. Because derivatives often require only a limited initial investment, the use of derivatives may expose the Fund to losses in excess of those amounts initially invested. In addition, the Fund’s investments in derivatives are subject to the following risks:

Options Contracts. The use of options contracts involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, including the anticipated volatility, which are affected by fiscal and monetary policies and by national and international political, changes in the actual or implied volatility or the reference asset, the time remaining until the expiration of the option contract and economic events. For the Fund in particular, the value of the options contracts in which it invests is substantially influenced by the value of NKE. The Fund may experience substantial downside from specific option positions and certain option positions held by the Fund may expire worthless. The options held by the Fund are exercisable at the strike price on their expiration date. As an option approaches its expiration date, its value typically increasingly moves with the value of the underlying instrument. However, prior to such date, the value of an option generally does not increase or decrease at the same rate at the underlying instrument. There may at times be an imperfect correlation between the movement in the values of options contracts and the underlying instrument, and there may at times not be a liquid secondary market for certain options contracts. The value of the options held by the Fund will be determined based on market quotations or other recognized pricing methods. Additionally, as the Fund intends to continuously maintain indirect exposure to NKE through the use of options contracts, as the options contracts it holds are exercised or expire it will enter into new options contracts, a practice referred to as “rolling.” If the expiring options contracts do not generate proceeds enough to cover the cost of entering into new options contracts, the Fund may experience losses.

Swap Agreements Risk. The use of swap transactions is a highly specialized activity, which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Whether the Fund will be successful in using swap agreements to achieve its investment goal depends on the ability of the Adviser to structure such swap agreements in accordance with the Fund’s investment objective and to identify counterparties for those swap agreements. If the Adviser is unable to enter into swap agreements that provide leveraged exposure to the Underlying Security, the Fund may not meet its stated investment objective. Additionally, any financing, borrowing or other costs associated with using swap transactions may also have the effect of lowering the Fund’s return.

The swap agreements in which the Fund invests are generally traded in the over-the-counter market, which generally has less transparency than exchange-traded derivatives instruments. In a standard swap transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined reference assets or underlying securities or instruments. The gross return to be exchanged or swapped between the parties is calculated based on a notional amount or the return on or change in value of a particular dollar amount invested in a basket of securities.

If the Underlying Security has a dramatic move that causes a material decline in the Fund’s net assets, the terms of a swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the swap transaction with the Fund. In that event, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve exposure consistent with the Fund’s investment objective. This may prevent the Fund from achieving its objective, even if the Underlying Security later reverses all or a portion of its movement.

Counterparty Risk. The Fund is subject to counterparty risk by virtue of its investments in options contracts. Transactions in some types of derivatives, including options, are required to be centrally cleared (“cleared derivatives”). In a transaction involving cleared derivatives, the Fund’s counterparty is a clearing house rather than a bank or broker. Since the Fund is not a member of clearing houses and only members of a clearing house (“clearing members”) can participate directly in the clearing house, the Fund will hold cleared derivatives through accounts at clearing members. In cleared derivatives positions, the Fund will make payments (including margin payments) to and receive payments from a clearing house through their accounts at clearing members. Customer funds held at a clearing organization in connection with any options contracts are held in a commingled omnibus account and are not identified to the name of the clearing member’s individual customers. As a result, assets deposited by the Fund with any clearing member as margin for options may, in certain circumstances, be used to satisfy losses of other clients of the Fund’s clearing member. In addition, although clearing members guarantee performance of their clients’ obligations to the clearing house, there is a risk that the assets of the Fund might not be fully protected in the event of the clearing member’s bankruptcy, as the Fund would be limited to recovering only a pro rata share of all available funds segregated on behalf of the clearing member’s customers for the relevant account class. The Fund is also subject to the risk that a limited number of clearing members are willing to transact on the Fund’s behalf, which heightens the risks associated with a clearing member’s default. This risk is greater for the Fund as it seeks to hold options contracts on a single security, and not a broader range of options contracts, which may limit the number of clearing members that are willing to transact on the Fund’s behalf. If a clearing member defaults the Fund could lose some or all of the benefits of a transaction entered into by the Fund with the clearing member. If the Fund cannot find a clearing member to transact with on the Fund’s behalf, the Fund may be unable to effectively implement its investment strategy.

Price Participation Risk. The Fund employs an investment strategy that includes the sale of call option contracts, which limits the degree to which the Fund will participate in increases in value experienced by NKE over the Call Period. This means that if NKE experiences an increase in value above the strike price of the sold call options during a Call Period, the Fund will likely not experience that increase to the same extent and may significantly underperform NKE over the Call Period. Additionally, because the Fund is limited in the degree to which it will participate in increases in value experienced by NKE over each Call Period, but has full exposure to any decreases in value experienced by NKE over the Call Period, the NAV of the Fund may decrease over any given time period. The Fund’s NAV is dependent on the value of each options portfolio, which is based principally upon the performance of NKE. The degree of participation in NKE gains the Fund will experience will depend on prevailing market conditions, especially market volatility, at the time the Fund enters into the sold call option contracts and will vary from Call Period to Call Period. The value of the options contracts is affected by changes in the value and dividend rates of NKE, changes in interest rates, changes in the actual or perceived volatility of NKE and the remaining time to the options’ expiration, as well as trading conditions in the options market. As the price of NKE changes and time moves towards the expiration of each Call Period, the value of the options contracts, and therefore the Fund’s NAV, will change. However, it is not expected for the Fund’s NAV to directly correlate on a day-to-day basis with the returns of NKE. The amount of time remaining until the options contract’s expiration date affects the impact of the potential options premiums on the Fund’s NAV, which may not be in full effect until the expiration date of the Fund’s options contracts. Therefore, while changes in the price of the NKE will result in changes to the Fund’s NAV, the Fund generally anticipates that the rate of change in the Fund’s NAV will be different than that experienced by NKE.

Equity Market Risk. The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual issuers, industries or the stock market as a whole. In addition, equity markets tend to move in cycles which may cause stock prices to fall over a short and extended periods of time. In a declining stock market, stock prices for all companies may decline, regardless of their long-term prospects.

Distribution Risk. The Fund seeks to provide weekly cash distributions. There is no assurance that the Fund will make a distribution in any given week. If the Fund does make distributions, the amounts of such distributions will likely vary greatly from one distribution to the next. Additionally, the weekly distributions, if any, may consist of returns of capital, which would decrease the Fund’s NAV and trading price over time. As a result, an investor may suffer significant losses to their investment. In addition, while the underlying stock may pay dividends, the Fund’s returns will not include any dividends paid by the underlying stock (except to the extent the Fund invests directly in NKE), and any income generated by the Fund may be less than the income generated by a direct investment in the underlying stock.

NAV Erosion Risk Due to Distributions. When the Fund makes a distribution, the Fund’s NAV will typically drop by the amount of the distribution on the related ex-dividend date. The repeated payment of distributions by the Fund, if any, may significantly erode the Fund’s NAV and trading price over time. As a result, an investor may suffer significant losses to their investment.

Call Strategy Risks. The path dependency (i.e., the continued use) of the Fund’s call writing strategy will impact the extent that the Fund participates in the positive price returns of NKE and, in turn, the Fund’s returns, both during the term of the sold call options and over longer time periods. If, for example, each month the Fund were to sell 7% out-of-the-money call options having a one-month term, the Fund’s participation in the positive price returns of NKE will be capped at 7% in any given month. However, over a longer period (e.g., 5 months), the Fund should not be expected to participate fully in the first 35% (i.e., 5 months x 7%) of the positive price returns of NKE, or the Fund may even lose money, even if the NKE share price has appreciated by at least that much over such period, if during any month over that period NKE had a return less than 7%. This example illustrates that both the Fund’s participation in the positive price returns of NKE and its returns will depend not only on the price of NKE but also on the path that NKE takes over time.

Additionally, when implementing the Covered Call Spread Strategy, the use of credit call spreads introduces further complexities and risks. While purchasing a higher-strike call option limits potential losses from the short call position, it also reduces the net premium received, which may result in lower overall returns compared to a stand-alone covered call strategy. If the price of the Underlying Security rises rapidly, the call spread may still cap upside participation, leading to missed profit opportunities. Furthermore, market conditions, such as mispricing between near-the-money and further out-of-the-money options, may impact the effectiveness of the strategy, potentially resulting in lower-than-expected returns or increased losses. The relative pricing of options at different strike levels can vary due to volatility shifts, liquidity constraints, or other market dynamics, adding an additional layer of uncertainty to the Fund’s performance under this strategy.

ETF Risks.

Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that are authorized to purchase and redeem Shares directly from the Fund (known as “Authorized Participants” or “Aps”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) Aps exit the business or otherwise become unable to process creation and/or redemption orders and no other Aps step forward to perform these services; or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

Cash Redemption Risk. The Fund’s investment strategy may require it to redeem Shares for cash or to otherwise include cash as part of its redemption proceeds. For example, the Fund may not be able to redeem in-kind certain securities held by the Fund (e.g., derivative instruments). In such a case, the Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used. By paying out higher annual capital gain distributions, investors may be subjected to increased capital gains taxes. Additionally, there may be brokerage costs or taxable gains or losses that may be imposed on the Fund in connection with a cash redemption that may not have occurred if the Fund had made a redemption in-kind. These costs could decrease the value of the Fund to the extent they are not offset by a transaction fee payable by an AP.

Costs of Buying or Selling Shares. Buying or selling Shares involves certain costs, including brokerage commissions, other charges imposed by brokers, and bid-ask spreads. The bid-ask spread represents the difference between the price at which an investor is willing to buy Shares and the price at which an investor is willing to sell Shares. The spread varies over time based on the Shares’ trading volume and market liquidity. The spread is generally lower if Shares have more trading volume and market liquidity and higher if Shares have little trading volume and market liquidity. Due to the costs of buying or selling Shares, frequent trading of Shares may reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

Management Risk. The Fund is subject to management risk because it is an actively managed portfolio. In managing the Fund’s investment portfolio, the portfolio managers will apply investment techniques and risk analyses that may not produce the desired result. There can be no guarantee that the Fund will meet its investment objective.

Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant.

Trading. Although Shares are listed on a national securities exchange, such as NYSE Arca, Inc. (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that an active trading market for the Shares will develop or be maintained or that the Shares will trade with any volume, or at all, on any stock exchange. This risk may be greater for the Fund as it seeks to have exposure to a single underlying stock as opposed to a more diverse portfolio like a traditional pooled investment. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares. Shares trade on the Exchange at a market price that may be below, at or above the Fund’s NAV. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. In addition, trading in Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange “circuit breaker” rules. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged. In the event of an unscheduled market close for options contracts that reference a single stock, such as NKE’s securities being halted or a market wide closure, settlement prices will be determined by the procedures of the listing exchange of the options contracts. As a result, the Fund could be adversely affected and be unable to implement its investment strategies in the event of an unscheduled closing.

Economic and Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in the Fund’s portfolio may underperform in comparison to securities in the general financial markets, a particular financial market, or other asset classes, due to a number of factors, including inflation (or expectations for inflation), deflation (or expectations for deflation), interest rates, global demand for particular products or resources, market instability, financial system instability, debt crises and downgrades, embargoes, tariffs, sanctions and other trade barriers, regulatory events, other governmental trade or market control programs and related geopolitical events. In addition, the value of the Fund’s investments may be negatively affected by the occurrence of global events such as war, terrorism, environmental disasters, natural disasters or events, country instability, and infectious disease epidemics or pandemics. The imposition by the U.S. of tariffs on goods imported from foreign countries and reciprocal tariffs levied on U.S. goods by those countries also may lead to volatility and instability in domestic and foreign markets.

High Portfolio Turnover Risk. The Fund may actively and frequently trade all or a significant portion of the Fund’s holdings. A high portfolio turnover rate increases transaction costs, which may increase the Fund’s expenses. Frequent trading may also cause adverse tax consequences for investors in the Fund due to an increase in short-term capital gains.

Inflation Risk. Inflation risk is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the present value of the Fund’s assets and distributions, if any, may decline.

Liquidity Risk. Some securities held by the Fund, including options contracts, may be difficult to sell or be illiquid, particularly during times of market turmoil. This risk is greater for the Fund as it will hold options contracts on a single security, and not a broader range of options contracts. Markets for securities or financial instruments could be disrupted by a number of events, including, but not limited to, an economic crisis, natural disasters, epidemics/pandemics, new legislation or regulatory changes inside or outside the United States. Illiquid securities may be difficult to value, especially in changing or volatile markets. If the Fund is forced to sell an illiquid security at an unfavorable time or price, the Fund may be adversely impacted. Certain market conditions or restrictions, such as market rules related to short sales, may prevent the Fund from limiting losses, realizing gains or achieving a high correlation with NKE. There is no assurance that a security that is deemed liquid when purchased will continue to be liquid. Market illiquidity may cause losses for the Fund.

Money Market Instrument Risk. The Fund may use a variety of money market instruments for cash management purposes, including money market funds, depositary accounts and repurchase agreements. Repurchase agreements are contracts in which a seller of securities agrees to buy the securities back at a specified time and price. Repurchase agreements may be subject to market and credit risk related to the collateral securing the repurchase agreement. Money market instruments, including money market funds, may lose money through fees or other means.

New Fund Risk. The Fund is a recently organized management investment company with no operating history. As a result, prospective investors do not have a track record or history on which to base their investment decisions. There can be no assurance that the Fund will maintain an economically viable size.

Non-Diversification Risk. Because the Fund is “non-diversified,” it may invest a greater percentage of its assets in the securities of a single issuer or a smaller number of issuers than if it was a diversified fund. As a result, a decline in the value of an investment in a single issuer or a smaller number of issuers could cause the Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio. This may increase the Fund’s volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund’s performance.

Operational Risk. The Fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect the Fund’s ability to meet its investment objective. Although the Fund, and Adviser seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

Single Issuer Risk. Issuer-specific attributes may cause an investment in the Fund to be more volatile than a traditional pooled investment which diversifies risk or the market generally. The value of the Fund, which focuses on an individual security (NKE), may be more volatile than a traditional pooled investment or the market as a whole and may perform differently from the value of a traditional pooled investment or the market as a whole.

Tax Risk. The Fund intends to elect and to qualify each year to be treated as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (“Code”). As a RIC, the Fund will not be subject to U.S. federal income tax on the portion of its net investment income and net capital gain that it distributes to Shareholders, provided that it satisfies certain requirements of the Code. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund’s taxable income will be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. To comply with the asset diversification test applicable to a RIC, the Fund will attempt to ensure that the value of options it holds is never 25% of the total value of Fund assets at the close of any quarter. In particular, in combination with the Fund’s use of a “synthetic” strategy (i.e., purchasing exposure to the underlying stock through a combination of put and call options), the Fund maintains a portfolio of treasury securities, which are expected to enable the Fund to meet the diversification requirements. If the Fund’s investments in options were to exceed 25% of the Fund’s total assets at the end of a tax quarter, the Fund, generally, has a grace period to cure such lack of compliance. If the Fund fails to timely cure, it may no longer be eligible to be treated as a RIC.

U.S. Government and U.S. Agency Obligations Risk. The Fund may invest in securities issued by the U.S. government or its agencies or instrumentalities. U.S. Government obligations include securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, such as the U.S. Treasury. Payment of principal and interest on U.S. Government obligations may be backed by the full faith and credit of the United States or may be backed solely by the issuing or guaranteeing agency or instrumentality itself. In the latter case, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, which agency or instrumentality may be privately owned. There can be no assurance that the U.S. Government would provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) where it is not obligated to do so.

Performance

Performance information for the Fund is not included because the Fund has not completed a full calendar year of operations as of the date of this Prospectus. When such information is included, this section will provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance history from year to year and showing how the Fund’s average annual total returns compare with those of a broad measure of market performance. Although past performance of the Fund is no guarantee of how it will perform in the future, historical performance may give you some indication of the risks of investing in the Fund. Updated performance information will be available on the Fund’s website at www.yieldmaxetfs.com.

Management

Investment Adviser: Tidal Investments LLC (the “Adviser”) serves as investment adviser to the Fund.

Portfolio Managers:

The following individuals are jointly and primarily responsible for the day-to-day management of the Fund.

Jay Pestrichelli, Portfolio Manager for the Adviser, has been a portfolio manager of the Fund since its inception in 2026.

Scott Snyder, Portfolio Manager for the Adviser, has been a portfolio manager of the Fund since its inception in 2026.

Matt Brandt, Portfolio Manager for the Adviser, has been a portfolio manager of the Fund since its inception in 2026.

Purchase and Sale of Shares

The Fund issues and redeems Shares at NAV only in large blocks known as “Creation Units,” which only Authorized Participants (APs) (typically, broker-dealers) may purchase or redeem. The Fund generally issues and redeems Creation Units in exchange for a portfolio of securities (the “Deposit Securities”) and/or a designated amount of U.S. cash.

Shares are listed on the Exchange, and individual Shares may only be bought and sold in the secondary market through brokers at market prices, rather than NAV. Because Shares trade at market prices rather than NAV, Shares may trade at a price greater than NAV (premium) or less than NAV (discount).

An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Shares (the “bid” price) and the lowest price a seller is willing to accept for Shares (the “ask” price) when buying or selling Shares in the secondary market. This difference in bid and ask prices is often referred to as the “bid-ask spread.”

When available, information regarding the Fund’s NAV, market price, how often Shares traded on the Exchange at a premium or discount, and the median bid-ask spreads can be found on the Fund’s website at www.yieldmaxetfs.com.

Tax Information

Fund distributions are generally taxable as ordinary income, qualified dividend income, or capital gains (or a combination), unless an investment is in an individual retirement account (“IRA”) or other tax-advantaged account. Distributions on investments made through tax-deferred arrangements may be taxed later upon withdrawal of assets from those accounts.

Financial Intermediary Compensation

If you purchase Shares through a broker-dealer or other financial intermediary (such as a bank) (an “Intermediary”), the Adviser or its affiliates may pay Intermediaries for certain activities related to the Fund, including participation in activities that are designed to make Intermediaries more knowledgeable about exchange-traded products, including the Fund, or for other activities, such as marketing, educational training, or other initiatives related to the sale or promotion of Shares. These payments may create a conflict of interest by influencing the Intermediary and your salesperson to recommend the Fund over another investment. Any such arrangements do not result in increased Fund expenses. Ask your salesperson or visit the Intermediary’s website for more information.

YieldMax® NVDA Option Income Strategy ETF - FUND SUMMARY

Investment Objective

The Fund’s primary investment objective is to seek current income. The Fund’s secondary investment objective is to seek exposure to the share price of the common stock of NVIDIA Corporation (“NVDA” or “Underlying Security”), subject to a limit on potential investment gains.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Annual Fund Operating Expenses(1) (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.99%
Distribution and Service (12b-1) Fees	None
Other Expenses (includes interest and tax expense)	0.10%
Total Annual Fund Operating Expenses	1.09%

(1)	The Fund’s investment adviser, Tidal Investments LLC (the “Adviser”), a Tidal Financial Group company, will pay, or require a sub-adviser to pay, all expenses incurred by the Fund (except for advisory fees and sub-advisory fees, as the case may be) excluding interest charges on any borrowings made for investment purposes, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the “1940 Act”), and litigation expenses and other non-routine or extraordinary expenses.

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem or hold all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example does not take into account brokerage commissions that you may pay on your purchases and sales of Shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 years
$111	$347	$601	$1,329

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the expense example above, affect the Fund’s performance. During the most recent fiscal year ended October 31, 2025, the Fund’s portfolio turnover rate was 16% of the average value of its portfolio.

Principal Investment Strategies

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks current income while providing exposure to the share price (i.e., the price returns) of the Underlying Security, subject to participation in a portion of potential investment gains. The Fund will employ its investment strategy as it relates to the Underlying Security regardless of whether there are periods of adverse market, economic, or other conditions and will not take temporary defensive positions during such periods. As further described below, the Fund uses either a synthetic covered call strategy or a synthetic covered call spread strategy to seek to generate options premiums and provide indirect exposure to the share price returns of the Underlying Security, subject to participation in a portion of potential investment gains as a result of the nature of the options strategy it employs. That is, the Fund not only seeks to generate options premiums but also aims to derive gains when the value of the Underlying Security increases. The Fund’s options contracts provide:

●	indirect exposure to the share price returns of the Underlying Security,

●	option premiums, and
●	participation in a portion of gains, if any, of the share price returns of the Underlying Security.

For more information, see sections “The Fund’s Use of Underlying Security Option Contracts” and “Synthetic Covered Call Strategy” below.

Why invest in the Fund?

●	The Fund seeks to generate weekly cash distributions, which is not dependent on the price appreciation of the Underlying Security.
●	The Fund seeks to participate in a portion of the gains experienced by the Underlying Security.

That is, although the Fund may not fully participate in gains in the Underlying Security’s stock price, the Fund’s portfolio is designed to generate options premiums.

An Investment in the Fund is not an investment in the Underlying Security.

●	The Fund’s strategy will capture only a portion of its potential gains if the Underlying Security’s stock price increase in value.
●	The Fund’s strategy is subject to all potential losses if the Underlying Security’s stock price decrease in value, which may not be offset by the options premiums received by the Fund.
●	The Fund may from time to time invest directly in the Underlying Security.
●	Fund shareholders are not entitled to any Underlying Security dividends, except to the extent the Fund invests directly in the Underlying Security.

While the Fund seeks to provide current income pursuant to its investment objective, a portion (sometimes significant) of the Fund’s distributions may be classified as return of capital (“ROC”) for financial or tax reporting purposes. Generally speaking, ROC refers to the portion of a distribution from an investment that represents a return of the original investment (principal) rather than income or profit. Accordingly, such distributions do not necessarily reflect the Fund’s income or yield. See the prospectus section titled “Additional Information About the Funds” for more information about option premiums and ROC.

Additional information regarding the Underlying Security is also set forth below.

The Fund’s Use of Underlying Security Option Contracts

As part of the Fund’s synthetic covered call strategy and synthetic covered call spread strategy, the Fund will purchase and sell a combination of standardized exchange-traded and FLexible EXchange® (“FLEX”) call and put option contracts that are based on the value of the price returns of the Underlying Security.

●	In general, an option contract gives the purchaser of the option contract the right to purchase (for a call option) or sell (for a put option) the underlying asset (like shares of the Underlying Security) at a specified price (the “strike price”).
●	If exercised, an option contract obligates the seller to deliver shares (for a sold or “short” call) or buy shares (for a sold or “short” put) of the underlying asset at a specified price (the “strike price”).
●	Options contracts must be exercised or traded to close within a specified time frame, or they expire. See the chart in section “Fund Portfolio” below for a description of the option contracts utilized by the Fund.

Standardized exchange-traded options include standardized terms. FLEX options are also exchange-traded, but they allow for customizable terms (e.g., the strike price can be negotiated). For more information on FLEX options, see “Additional Information about the Funds – Exchange Traded Options Portfolio.”

The Fund’s options contracts are based on the value of the Underlying Security, which gives the Fund the right or obligation to receive or deliver shares of the Underlying Security on the expiration date of the applicable option contract in exchange for the stated strike price, depending on whether the option contract is a call option or a put option, and whether the Fund purchases or sells the option contract.

Covered Call Strategy

In seeking to achieve its investment objective, the Fund may implement a “synthetic covered call” and, to a lesser extent, a “traditional covered call” strategy using the standardized exchange-traded and FLEX options described above.

●	A traditional covered call strategy is an investment strategy where an investor (the Fund) sells a call option on an underlying security it owns.

●	A synthetic covered call strategy is similar to a traditional covered call strategy in that the investor sells a call option that is based on the value of the underlying security. However, in a synthetic covered call strategy, the investor (the Fund) does not own the underlying security, but rather seeks to synthetically replicate 100% of the price movements of the underlying security through the use of various investment instruments.

The Fund’s covered call strategies consists of the following three elements, each of which is described in greater detail farther below:

●	Direct or synthetic long exposure to the Underlying Security, which allows the Fund to seek to participate in the changes, up or down, in the price of shares of the Underlying Security.
●	Covered call writing (where the Underlying Security’s call options are sold against the synthetic long portion of the strategy), which allows the Fund to generate options premiums.
●	U.S. Treasuries, which are used for collateral for the options, and which generate income.
1.	Long Exposure (Synthetic or Direct)

Synthetic Long Exposure: To achieve a synthetic long exposure to the Underlying Security, the Fund will buy the Underlying Security’s call options and, simultaneously, sell the Underlying Security’s put options to try to replicate the price movements of the Underlying Security. The call options purchased by the Fund and the put options sold by the Fund will generally have one-month to six-month terms and strike prices that are approximately equal to the then-current share price of the Underlying Security at the time the contracts are purchased and sold, respectively. The combination of the long call options and sold put options provides the Fund with indirect investment exposure equal to approximately 100% of the Underlying Security for the duration of the applicable options exposure.

In addition, the Fund may use other instruments and transactions to gain synthetic exposure to the Underlying Security. For example, the Fund may enter into swap contracts that provide exposure to the Underlying Security. The Fund also may utilize additional options strategies, including purchasing call options that are “deep in the money” (i.e., the Underlying Security’s price is well above the strike price on the call option).

Direct Long Exposure: The Fund may directly hold equity securities of the Underlying Security.

2.	Covered Call Strategies

Covered Call Strategy

As part of its strategy, the Fund will write (sell) call option contracts on the Underlying Security to generate options premiums. These written call options will generally be sold short (i.e., selling a position it does not currently own). The Fund will seek to participate in the share price appreciation of the Underlying Security, if any. However, due to the nature of covered call strategies, the Fund’s participation may be subject to a cap (as described below). In this strategy, the call options written (sold) by the Fund will generally have 1- month or less expiration dates (the “Call Period”) and generally have a strike price that is approximately 0%-15% above the then-current share price of the Underlying Security.

It is important to note that the sale of the Underlying Security call option contracts will limit the Fund’s participation in the appreciation in the Underlying Security’s stock price. If the stock price of the Underlying Security increases, the above-referenced synthetic long exposure alone would allow the Fund to experience similar percentage gains. However, if the Underlying Security’s stock price appreciates beyond the strike price of one or more of the sold (short) call option contracts, the Fund will lose money on those short call positions, and the losses will, in turn, limit the upside return of the Fund’s synthetic long exposure. As a result, the Fund’s overall strategy (i.e., the combination of the synthetic long exposure to the Underlying Security and the sold (short) the Underlying Security call positions) will limit the Fund’s participation in gains in the Underlying Security’s stock price beyond a certain point.

Covered Call Spread Strategy

The Adviser will employ the Covered Call Spread Strategy when it believes it is a better strategy for the Fund as compared to the Covered Call Strategy. The Fund may write (sell) credit call spreads (described below) rather than stand-alone call option contracts to seek greater participation in the potential appreciation of its Underlying Security’s share price, while still generating net options premiums. The Adviser will primarily employ this covered call spread strategy when it believes that the share price of its Underlying Security is likely to rise significantly in the short term (e.g., following a substantial selloff or overall positive market news). Additionally, the Adviser may use this strategy in other scenarios (e.g., if the market is undervaluing further out-of-the-money options relative to near-the-money options), where it believes the use of credit call spreads may prove more advantageous to the Fund’s total return than the covered call strategy.

A credit call spread involves selling a call option while simultaneously buying a call option with a higher strike price, both with the same expiration date. By writing credit call spreads, the Fund can potentially offset losses incurred from its short call positions if the Underlying Security’s share price rises above the strike price.

3.	U.S. Treasuries

The Fund will hold short-term U.S. Treasury securities as collateral in connection with the Fund’s synthetic covered call strategy. The Fund may also invest in pooled vehicles (e.g., mutual funds and ETFs) that invest in U.S Treasuries.

The Fund intends to continuously maintain exposure to the Underlying Security, primarily through the use of options contracts. As the options contracts it holds are exercised or expire it may enter into new options contracts, a practice referred to as “rolling.” The Fund’s practice of rolling options may result in high portfolio turnover.

Fund’s Weekly Distributions

The Fund will seek to provide weekly cash distributions. The Fund will seek to generate such distributions in the following ways:

●	Writing (selling) call option contracts on its Underlying Security as described above to generate options premiums. A premium, in this context, refers to the price the option buyer pays to the option seller (the Fund) for the rights granted by the option. The amount of these premiums is largely affected by the fluctuations in the Underlying Security’s stock prices. However, other elements like interest rates can also influence the level of premiums.
●	Investing in short-term U.S. Treasury securities. The income generated by these securities will be influenced by interest rates at the time of investment.
●	In addition, the Fund’s use of the Covered Call Spread Strategy may occasionally allow it to capture a substantial portion of any significant increase in the price of its Underlying Security. When this happens, the Fund could receive profits exceeding the initial cost of the call options, and the Fund’s distributions may include some of those profits.

Fund’s Return Profile vs its Underlying Security

For the reasons stated above, the Fund’s performance will differ from that of the Underlying Security’s stock price. The performance differences will depend on, among other things, the price of the Underlying Security, changes in the value of the Underlying Security options contracts the Fund holds, and changes in the value of the U.S. Treasuries.

Fund Portfolio

Principal Holdings
Portfolio Holdings (All derivative instruments are based on the value of the Underlying Security)	Investment Terms	Expected Target Maturity
Purchased call option contracts

“at-the-money” (i.e., the strike price is equal to the then-current share price of the Underlying Security at the time of purchase) to provide indirect exposure to positive price returns of the Underlying Security.

If the Underlying Security share price increases, these options will generate corresponding increases to the Fund.

1-month to 6-month expiration dates
Sold put option contracts

“at-the-money” (i.e., the strike price is equal to the then-current share price of the Underlying Security at the time of sale).

They are sold to help pay for the purchased call options described above.

However, the sold put option contracts provide exposure to the full extent of any share price losses experienced by the Underlying Security.

1-month to 6-month expiration dates
Sold (short) call option contracts (Covered Call Strategy)

The strike price is approximately 0%-15% more than the then-current share price of the Underlying Security at the time of sale.

They generate options premiums. However, they also limit some potential positive returns that the Fund may have otherwise experienced from gains in the Underlying Security’s share price.

1-month or less expiration dates
Sold (short) call option contracts (Covered Call Spread Strategy)

The strike price is approximately 0%-15% more than the then-current share price of the Fund’s Underlying Security at the time of sale.

Sold call option contracts provide inverse exposure to the full extent of any increases in the value experienced by the Fund’s Underlying Security, minus the premium received.

1-month or less expiration dates
Purchased call option contracts (Covered Call Spread Strategy)

“out-of-the-money” (i.e., the strike price is above the strike price of the corresponding Covered Call Spread Strategy sold call).

Bought call option contracts provide exposure to the full extent of any increases in the value experienced by the Fund’s Underlying Security above the option’s strike price.

1-month or less expiration dates
Purchased call option contracts (Deep-in-the-money synthetic long exposure)	“Deep in the money” (i.e., the Underlying Security’s price is well above the strike price on the call option) to provide synthetic long exposure designed to closely track price movements of the Underlying Security. These options are expected to exhibit greater sensitivity to changes in the Underlying Security’s share price than out-of-the-money or at-the-money calls.	1-month to 6-month expiration dates
Swap contracts	The Fund may enter into swap contracts that provide exposure to the Underlying Security’s price movements (and/or total return), generally in exchange for a financing rate and/or other contractual payments. Swap contracts may be used as an alternative or supplement to options positions to obtain exposure to the Underlying Security.	13-month to 60-month terms
Equity securities of the Underlying Security (Direct holdings)	The Fund may purchase and hold shares of the Underlying Security to obtain direct exposure to the Underlying Security’s price movements and any distributions.	NA
U.S Treasury Securities and Cash

Multiple series of U.S. Treasury Bills supported by the full faith and credit of the U.S. government.

These instruments are used as collateral for the Fund’s derivative investments.

They will also generate income.

6-month to 2-year maturities

The market value of the cash and treasuries held by the Fund is generally expected to be between 25% and 100% of the Fund’s net assets and the market value of the options package is generally expected to be between 0% and 50% of the Fund’s net assets (though actual exposures may deviate from these ranges from time to time). In terms of notional value, the combination of these investment instruments provides indirect investment exposure to the Underlying Security equal to at least 95% of the Fund’s total assets.

Under normal circumstances, the Fund will invest at least 80% of its net assets, plus borrowings for investment purposes, in securities and financial instruments that provide indirect exposure to NVDA.

The Fund is classified as “non-diversified” under the 1940 Act.

There is no guarantee that the Fund’s investment strategy will be properly implemented, and an investor may lose some or all of its investment.

NVIDIA Corporation

NVIDIA Corporation is a technology company that designs graphics processing units (“GPUs”). NVIDIA Corporation has created GPU-based visual computing and accelerated computing platforms that address four separate markets: gaming, professional visualization, data center, and automotive. NVIDIA Corporation is listed on Nasdaq. Per NVDA’s most recent Form 10-K filing, the aggregate market value of voting stock, as of the most recent available data at time of drafting this prospectus (July 26, 2024), held by non-affiliates of NVDA, was $2.7 trillion.

NVIDIA Corporation is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the SEC by NVIDIA Corporation pursuant to the Exchange Act can be located by reference to the SEC file number 0-23985 through the SEC’s website at www.sec.gov. In addition, information regarding NVIDIA Corporation may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

This document relates only to the securities offered hereby and does not relate to NVDA or other securities of NVIDIA Corporation. The Fund has derived all disclosures contained in this document regarding NVIDIA Corporation from the publicly available documents. None of the Fund, the Trust, the Adviser, or their respective affiliates has participated in the preparation of such publicly available offering documents or made any due diligence inquiry regarding such documents with respect to NVIDIA Corporation None of the Fund, the Trust, the Adviser, or their respective affiliates makes any representation that such publicly available documents or any other publicly available information regarding NVIDIA Corporation is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date hereof (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of NVIDIA Corporation (and therefore the price of the Fund at the time we price the securities) have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of or failure to disclose material future events concerning NVIDIA Corporation could affect the value received with respect to the securities and therefore the value of the securities.

None of the Fund, the Trust, the Adviser, or their respective affiliates makes any representation to you as to the performance of NVDA.

NONE OF THE FUND, TIDAL TRUST II, OR TIDAL INVESTMENTS LLC IS AFFILIATED, CONNECTED, OR ASSOCIATED WITH NVDA. THE FUND WAS NOT DEVELOPED OR CREATED BY, AND IS NOT SPONSORED, ENDORSED, OR APPROVED BY, NVDA.

Moreover, NVDA has not participated in the development of the Fund’s investment strategy. NVDA does not select or approve the Fund’s portfolio holdings, nor does it participate in the construction, design, or implementation of the Fund. NVDA does not provide any assurances, guarantees, or representations regarding the Fund or its performance. Nothing herein shall be construed as an offer of any security by NVDA.

None of the Fund, the Trust, the Adviser, or their respective affiliates claim any ownership interest in any trademarks owned by NVIDIA Corporation or NVDA. All rights in the trademarks are reserved by their respective owners.

Due to the Fund’s investment strategy, the Fund’s investment exposure is concentrated in (or substantially exposed to) the same industry as that assigned to NVDA. As of the date of the Prospectus, NVDA is assigned to the semiconductors & semiconductor equipment industry.

Principal Investment Risks

The principal risks of investing in the Fund are summarized below. As with any investment, there is a risk that you could lose all or a portion of your investment in the Fund. Some or all of these risks may adversely affect the Fund’s net asset value (“NAV”) per share, trading price, yield, total return, and/or ability to meet its objective. For more information about the risks of investing in the Fund, see the section in the Fund’s Prospectus titled “Additional Information About the Funds—Principal Risks of Investing in the Funds.”

An investment in the Fund entails risk. The Fund may not achieve its investment objective and there is a risk that you could lose all of your money invested in the Fund. The Fund is not a complete investment program. It is important that investors closely review all of the risks listed below and understand them before making an investment in the Fund.

Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which they appear.

NVDA Risk. The Fund invests in options contracts and swaps that are based on the value of NVDA and may also invest directly in NVDA. These investments in options contracts and swaps subject the Fund to certain of the same risks as if it owned shares of NVDA, even though it may not; although at times the Fund may also hold shares of NVDA directly. By virtue of these investments, the Fund may be subject to the following risks:

Indirect Investment in NVDA Risk. NVIDIA Corporation is not affiliated with the Trust, the Fund, the Adviser, or their respective affiliates and is not involved with this offering in any way and has no obligation to consider your Shares in taking any corporate actions that might affect the value of Shares. Investors in the Fund will not have voting rights and will not be able to influence management of NVIDIA Corporation. but will be exposed to the performance of NVDA (the underlying stock). Except to the extent the Fund invests directly in NVDA, investors in the Fund will not have rights to receive dividends or other distributions or any other rights with respect to the underlying stock but will be subject to declines in the performance of the underlying stock.

NVDA Trading Risk. The trading price of NVDA may be highly volatile and could continue to be subject to wide fluctuations in response to various factors. The stock market in general, and the market for technology companies in particular, has experienced extreme price and volume fluctuations that have often been unrelated or disproportionate to the operating performance of those companies. In particular, a large proportion of NVDA may be traded by short sellers which may put pressure on the supply and demand for the common stock of NVIDIA Corporation, further influencing volatility in its market price. Public perception and other factors outside of the control of NVIDIA Corporation may additionally impact NVDA’s stock price due to NVIDIA Corporation garnering a disproportionate degree of public attention, regardless of actual operating performance. In addition, in the past, following periods of volatility in the overall market and the market price of a particular company’s securities, securities class action litigation has often been instituted against companies such as these. Moreover, stockholder litigation like this has been filed against NVIDIA Corporation in the past. While NVIDIA Corporation continues to defend such actions, any judgment against NVIDIA Corporation, or any future stockholder litigation could result in substantial costs and a diversion of the management of NVIDIA Corporation’s attention and resources. If NVDA trading is halted, trading in Shares of the Fund may be impacted, either temporarily or indefinitely.

NVIDIA Corporation Performance Risk. NVIDIA Corporation may fail to meet its publicly announced guidelines or other expectations about its business, which could cause the price of NVDA to decline. NVIDIA Corporation provides guidance regarding its expected financial and business performance, such as projections regarding sales and production, as well as anticipated future revenues, gross margins, profitability and cash flows. Correctly identifying key factors affecting business conditions and predicting future events is inherently an uncertain process, and the guidance NVIDIA Corporation provides may not ultimately be accurate and has in the past been inaccurate in certain respects, such as the timing of new product manufacturing ramps. The guidance is based on certain assumptions such as those relating to global and local economic conditions, anticipated production and sales volumes (which generally are not linear throughout a given period), average sales prices, supplier and commodity costs, and planned cost reductions. If NVIDIA Corporation’s guidance is not accurate or varies from actual results due to its inability to meet the assumptions or the impact on its financial performance that could occur as a result of various risks and uncertainties, the market value of common stock issued by NVIDIA Corporation could decline significantly.

NVDA’s accelerated computing platforms address four large markets: Gaming, Data Center, Professional Visualization, and Automotive. These markets experience rapid changes in technology, customer requirements, new product introductions and enhancements, and industry standards.

Information Technology Companies Risk. Information technology companies face intense competition, both domestically and internationally, which may have an adverse effect on profit margins. Like other technology companies, information technology companies may have limited product lines, markets, financial resources or personnel. The products of information technology companies may face obsolescence due to rapid technological developments, frequent new product introduction, unpredictable changes in growth rates and competition for the services of qualified personnel. Companies in the information technology sector are heavily dependent on patent and intellectual property rights. The loss or impairment of these rights may adversely affect the profitability of these companies. Information technology companies are facing increased government and regulatory scrutiny and may be subject to adverse government or regulatory action.

Semiconductor Company Risk. Competitive pressures may have a significant effect on the financial condition of semiconductor companies and, as product cycles shorten and manufacturing capacity increases, these companies may become increasingly subject to aggressive pricing, which hampers profitability. Reduced demand for end-user products, under-utilization of manufacturing capacity, and other factors could adversely impact the operating results of companies in the semiconductor sector. Semiconductor companies typically face high capital costs and may be heavily dependent on intellectual property rights. The semiconductor sector is highly cyclical, which may cause the operating results of many semiconductor companies to vary significantly. The stock prices of companies in the semiconductor sector have been and likely will continue to be extremely volatile.

Derivatives Risk. Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, or funds (including ETFs), interest rates or indexes. The Fund’s investments in derivatives may pose risks in addition to, and greater than, those associated with directly investing in securities or other ordinary investments, including risk related to the market, imperfect correlation with underlying investments or the Fund’s other portfolio holdings, higher price volatility, lack of availability, counterparty risk, liquidity, valuation and legal restrictions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The use of derivatives may result in larger losses or smaller gains than directly investing in securities. When the Fund uses derivatives, there may be an imperfect correlation between the value of NVDA and the derivative, which may prevent the Fund from achieving its investment objective. Because derivatives often require only a limited initial investment, the use of derivatives may expose the Fund to losses in excess of those amounts initially invested. In addition, the Fund’s investments in derivatives are subject to the following risks:

Options Contracts. The use of options contracts involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, including the anticipated volatility, which are affected by fiscal and monetary policies and by national and international political, changes in the actual or implied volatility or the reference asset, the time remaining until the expiration of the option contract and economic events. For the Fund in particular, the value of the options contracts in which it invests is substantially influenced by the value of NVDA. The Fund may experience substantial downside from specific option positions and certain option positions held by the Fund may expire worthless. The options held by the Fund are exercisable at the strike price on their expiration date. As an option approaches its expiration date, its value typically increasingly moves with the value of the underlying instrument. However, prior to such date, the value of an option generally does not increase or decrease at the same rate at the underlying instrument. There may at times be an imperfect correlation between the movement in the values of options contracts and the underlying instrument, and there may at times not be a liquid secondary market for certain options contracts. The value of the options held by the Fund will be determined based on market quotations or other recognized pricing methods. Additionally, as the Fund intends to continuously maintain indirect exposure to NVDA through the use of options contracts, as the options contracts it holds are exercised or expire it will enter into new options contracts, a practice referred to as “rolling.” If the expiring options contracts do not generate proceeds enough to cover the cost of entering into new options contracts, the Fund may experience losses.

Swap Agreements Risk. The use of swap transactions is a highly specialized activity, which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Whether the Fund will be successful in using swap agreements to achieve its investment goal depends on the ability of the Adviser to structure such swap agreements in accordance with the Fund’s investment objective and to identify counterparties for those swap agreements. If the Adviser is unable to enter into swap agreements that provide leveraged exposure to the Underlying Security, the Fund may not meet its stated investment objective. Additionally, any financing, borrowing or other costs associated with using swap transactions may also have the effect of lowering the Fund’s return.

The swap agreements in which the Fund invests are generally traded in the over-the-counter market, which generally has less transparency than exchange-traded derivatives instruments. In a standard swap transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined reference assets or underlying securities or instruments. The gross return to be exchanged or swapped between the parties is calculated based on a notional amount or the return on or change in value of a particular dollar amount invested in a basket of securities.

If the Underlying Security has a dramatic move that causes a material decline in the Fund’s net assets, the terms of a swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the swap transaction with the Fund. In that event, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve exposure consistent with the Fund’s investment objective. This may prevent the Fund from achieving its objective, even if the Underlying Security later reverses all or a portion of its movement.

Counterparty Risk. The Fund is subject to counterparty risk by virtue of its investments in options contracts. Transactions in some types of derivatives, including options, are required to be centrally cleared (“cleared derivatives”). In a transaction involving cleared derivatives, the Fund’s counterparty is a clearing house rather than a bank or broker. Since the Fund is not a member of clearing houses and only members of a clearing house (“clearing members”) can participate directly in the clearing house, the Fund will hold cleared derivatives through accounts at clearing members. In cleared derivatives positions, the Fund will make payments (including margin payments) to and receive payments from a clearing house through their accounts at clearing members. Customer funds held at a clearing organization in connection with any options contracts are held in a commingled omnibus account and are not identified to the name of the clearing member’s individual customers. As a result, assets deposited by the Fund with any clearing member as margin for options may, in certain circumstances, be used to satisfy losses of other clients of the Fund’s clearing member. In addition, although clearing members guarantee performance of their clients’ obligations to the clearing house, there is a risk that the assets of the Fund might not be fully protected in the event of the clearing member’s bankruptcy, as the Fund would be limited to recovering only a pro rata share of all available funds segregated on behalf of the clearing member’s customers for the relevant account class. The Fund is also subject to the risk that a limited number of clearing members are willing to transact on the Fund’s behalf, which heightens the risks associated with a clearing member’s default. This risk is greater for the Fund as it seeks to hold options contracts on a single security, and not a broader range of options contracts, which may limit the number of clearing members that are willing to transact on the Fund’s behalf. If a clearing member defaults the Fund could lose some or all of the benefits of a transaction entered into by the Fund with the clearing member. If the Fund cannot find a clearing member to transact with on the Fund’s behalf, the Fund may be unable to effectively implement its investment strategy.

Price Participation Risk. The Fund employs an investment strategy that includes the sale of call option contracts, which limits the degree to which the Fund will participate in increases in value experienced by NVDA over the Call Period. This means that if NVDA experiences an increase in value above the strike price of the sold call options during a Call Period, the Fund will likely not experience that increase to the same extent and may significantly underperform NVDA over the Call Period. Additionally, because the Fund is limited in the degree to which it will participate in increases in value experienced by NVDA over each Call Period, but has full exposure to any decreases in value experienced by NVDA over the Call Period, the NAV of the Fund may decrease over any given time period. The Fund’s NAV is dependent on the value of each options portfolio, which is based principally upon the performance of NVDA. The degree of participation in NVDA gains the Fund will experience will depend on prevailing market conditions, especially market volatility, at the time the Fund enters into the sold call option contracts and will vary from Call Period to Call Period. The value of the options contracts is affected by changes in the value and dividend rates of NVDA, changes in interest rates, changes in the actual or perceived volatility of NVDA and the remaining time to the options’ expiration, as well as trading conditions in the options market. As the price of NVDA changes and time moves towards the expiration of each Call Period, the value of the options contracts, and therefore the Fund’s NAV, will change. However, it is not expected for the Fund’s NAV to directly correlate on a day-to-day basis with the returns of NVDA. The amount of time remaining until the options contract’s expiration date affects the impact of the potential options premiums on the Fund’s NAV, which may not be in full effect until the expiration date of the Fund’s options contracts. Therefore, while changes in the price of the NVDA will result in changes to the Fund’s NAV, the Fund generally anticipates that the rate of change in the Fund’s NAV will be different than that experienced by NVDA.

Equity Market Risk. The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual issuers, industries or the stock market as a whole. In addition, equity markets tend to move in cycles which may cause stock prices to fall over a short and extended periods of time. In a declining stock market, stock prices for all companies may decline, regardless of their long-term prospects.

Distribution Risk. The Fund seeks to provide weekly cash distributions. There is no assurance that the Fund will make a distribution in any given week. If the Fund does make distributions, the amounts of such distributions will likely vary greatly from one distribution to the next. Additionally, the weekly distributions, if any, may consist of returns of capital, which would decrease the Fund’s NAV and trading price over time. As a result, an investor may suffer significant losses to their investment. In addition, while the underlying stock may pay dividends, the Fund’s returns will not include any dividends paid by the underlying stock (except to the extent the Fund invests directly in NVDA), and any income generated by the Fund may be less than the income generated by a direct investment in the underlying stock.

NAV Erosion Risk Due to Distributions. When the Fund makes a distribution, the Fund’s NAV will typically drop by the amount of the distribution on the related ex-dividend date. The repeated payment of distributions by the Fund, if any, may significantly erode the Fund’s NAV and trading price over time. As a result, an investor may suffer significant losses to their investment.

Call Strategy Risks. The path dependency (i.e., the continued use) of the Fund’s call writing strategy will impact the extent that the Fund participates in the positive price returns of NVDA and, in turn, the Fund’s returns, both during the term of the sold call options and over longer time periods. If, for example, each month the Fund were to sell 7% out-of-the-money call options having a one-month term, the Fund’s participation in the positive price returns of NVDA will be capped at 7% in any given month. However, over a longer period (e.g., 5 months), the Fund should not be expected to participate fully in the first 35% (i.e., 5 months x 7%) of the positive price returns of NVDA, or the Fund may even lose money, even if the NVDA share price has appreciated by at least that much over such period, if during any month over that period NVDA had a return less than 7%. This example illustrates that both the Fund’s participation in the positive price returns of NVDA and its returns will depend not only on the price of NVDA but also on the path that NVDA takes over time.

Additionally, when implementing the Covered Call Spread Strategy, the use of credit call spreads introduces further complexities and risks. While purchasing a higher-strike call option limits potential losses from the short call position, it also reduces the net premium received, which may result in lower overall returns compared to a stand-alone covered call strategy. If the price of the Underlying Security rises rapidly, the call spread may still cap upside participation, leading to missed profit opportunities. Furthermore, market conditions, such as mispricing between near-the-money and further out-of-the-money options, may impact the effectiveness of the strategy, potentially resulting in lower-than-expected returns or increased losses. The relative pricing of options at different strike levels can vary due to volatility shifts, liquidity constraints, or other market dynamics, adding an additional layer of uncertainty to the Fund’s performance under this strategy.

ETF Risks.

Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that are authorized to purchase and redeem Shares directly from the Fund (known as “Authorized Participants” or “APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services; or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

Cash Redemption Risk. The Fund’s investment strategy may require it to redeem Shares for cash or to otherwise include cash as part of its redemption proceeds. For example, the Fund may not be able to redeem in-kind certain securities held by the Fund (e.g., derivative instruments). In such a case, the Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used. By paying out higher annual capital gain distributions, investors may be subjected to increased capital gains taxes. Additionally, there may be brokerage costs or taxable gains or losses that may be imposed on the Fund in connection with a cash redemption that may not have occurred if the Fund had made a redemption in-kind. These costs could decrease the value of the Fund to the extent they are not offset by a transaction fee payable by an AP.

Costs of Buying or Selling Shares.  Buying or selling Shares involves certain costs, including brokerage commissions, other charges imposed by brokers, and bid-ask spreads. The bid-ask spread represents the difference between the price at which an investor is willing to buy Shares and the price at which an investor is willing to sell Shares. The spread varies over time based on the Shares’ trading volume and market liquidity. The spread is generally lower if Shares have more trading volume and market liquidity and higher if Shares have little trading volume and market liquidity. Due to the costs of buying or selling Shares, frequent trading of Shares may reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

Management Risk. The Fund is subject to management risk because it is an actively managed portfolio. In managing the Fund’s investment portfolio, the portfolio managers will apply investment techniques and risk analyses that may not produce the desired result. There can be no guarantee that the Fund will meet its investment objective.

Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant.

Trading. Although Shares are listed on a national securities exchange, such as NYSE Arca, Inc. (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that an active trading market for the Shares will develop or be maintained or that the Shares will trade with any volume, or at all, on any stock exchange. This risk may be greater for the Fund as it seeks to have exposure to a single underlying stock as opposed to a more diverse portfolio like a traditional pooled investment. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares. Shares trade on the Exchange at market price that may be below, at or above the Fund’s NAV. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. In addition, trading in Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange “circuit breaker” rules. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged. In the event of an unscheduled market close for options contracts that reference a single stock, such as NVDA’s securities being halted or a market wide closure, settlement prices will be determined by the procedures of the listing exchange of the options contracts. As a result, the Fund could be adversely affected and be unable to implement its investment strategies in the event of an unscheduled closing.

Economic and Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in the Fund’s portfolio may underperform in comparison to securities in the general financial markets, a particular financial market, or other asset classes, due to a number of factors, including inflation (or expectations for inflation), deflation (or expectations for deflation), interest rates, global demand for particular products or resources, market instability, financial system instability, debt crises and downgrades, embargoes, tariffs, sanctions and other trade barriers, regulatory events, other governmental trade or market control programs and related geopolitical events. In addition, the value of the Fund’s investments may be negatively affected by the occurrence of global events such as war, terrorism, environmental disasters, natural disasters or events, country instability, and infectious disease epidemics or pandemics. The imposition by the U.S. of tariffs on goods imported from foreign countries and reciprocal tariffs levied on U.S. goods by those countries also may lead to volatility and instability in domestic and foreign markets.

High Portfolio Turnover Risk. The Fund may actively and frequently trade all or a significant portion of the Fund’s holdings. A high portfolio turnover rate increases transaction costs, which may increase the Fund’s expenses. Frequent trading may also cause adverse tax consequences for investors in the Fund due to an increase in short-term capital gains.

Inflation Risk. Inflation risk is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the present value of the Fund’s assets and distributions, if any, may decline.

Liquidity Risk. Some securities held by the Fund, including options contracts, may be difficult to sell or be illiquid, particularly during times of market turmoil. This risk is greater for the Fund as it will hold options contracts on a single security, and not a broader range of options contracts. Markets for securities or financial instruments could be disrupted by a number of events, including, but not limited to, an economic crisis, natural disasters, epidemics/pandemics, new legislation or regulatory changes inside or outside the United States. Illiquid securities may be difficult to value, especially in changing or volatile markets. If the Fund is forced to sell an illiquid security at an unfavorable time or price, the Fund may be adversely impacted. Certain market conditions or restrictions, such as market rules related to short sales, may prevent the Fund from limiting losses, realizing gains or achieving a high correlation with NVDA. There is no assurance that a security that is deemed liquid when purchased will continue to be liquid. Market illiquidity may cause losses for the Fund.

Money Market Instrument Risk. The Fund may use a variety of money market instruments for cash management purposes, including money market funds, depositary accounts and repurchase agreements. Repurchase agreements are contracts in which a seller of securities agrees to buy the securities back at a specified time and price. Repurchase agreements may be subject to market and credit risk related to the collateral securing the repurchase agreement. Money market instruments, including money market funds, may lose money through fees or other means.

Non-Diversification Risk. Because the Fund is “non-diversified,” it may invest a greater percentage of its assets in the securities of a single issuer or a smaller number of issuers than if it was a diversified fund. As a result, a decline in the value of an investment in a single issuer or a smaller number of issuers could cause the Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio. This may increase the Fund’s volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund’s performance.

Operational Risk. The Fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect the Fund’s ability to meet its investment objective. Although the Fund, and Adviser seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

Single Issuer Risk. Issuer-specific attributes may cause an investment in the Fund to be more volatile than a traditional pooled investment which diversifies risk or the market generally. The value of the Fund, which focuses on an individual security (NVDA), may be more volatile than a traditional pooled investment or the market as a whole and may perform differently from the value of a traditional pooled investment or the market as a whole.

Tax Risk. The Fund intends to elect and to qualify each year to be treated as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (“Code”). As a RIC, the Fund will not be subject to U.S. federal income tax on the portion of its net investment income and net capital gain that it distributes to Shareholders, provided that it satisfies certain requirements of the Code. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund’s taxable income will be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. To comply with the asset diversification test applicable to a RIC, the Fund will attempt to ensure that the value of options it holds is never 25% of the total value of Fund assets at the close of any quarter. If the Fund’s investments in options were to exceed 25% of the Fund’s total assets at the end of a tax quarter, the Fund, generally, has a grace period to cure such lack of compliance. If the Fund fails to timely cure, it may no longer be eligible to be treated as a RIC.

U.S. Government and U.S. Agency Obligations Risk. The Fund may invest in securities issued by the U.S. government or its agencies or instrumentalities. U.S. Government obligations include securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, such as the U.S. Treasury. Payment of principal and interest on U.S. Government obligations may be backed by the full faith and credit of the United States or may be backed solely by the issuing or guaranteeing agency or instrumentality itself. In the latter case, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, which agency or instrumentality may be privately owned. There can be no assurance that the U.S. Government would provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) where it is not obligated to do so.

Performance

The following performance information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance over time. The following bar chart shows the Fund’s annual returns. The table illustrates how the Fund’s average annual returns for the 1-year and since inception periods compare with those of a broad measure of market performance. Although past performance of the Fund is no guarantee of how it will perform in the future, historical performance may give you some indication of the risks of investing in the Fund. Updated performance information will be available on the Fund’s website at www.yieldmaxetfs.com.

Calendar Year Ended December 31 ,

120%
100%
80%
60%
40%
20%
0%
115.87%
27.91%
2024
2025

During the period of time shown in the bar chart, the Fund’s highest quarterly return was 55.11% for the quarter ended March 31, 2024 and the lowest quarterly return was -18.27% for the quarter ended March 31, 2025.

Average Annual Total Returns

For the Periods Ended December 31, 2025

	1 Year	Since Inception May 10, 2023
Return Before Taxes	27.91%	67.27%
Return After Taxes on Distributions	11.73%	40.32%
Return After Taxes on Distributions and Sale of Fund Shares	14.75%	39.20%
S&P 500® Total Return Index (reflects no deduction for fees, expenses, or taxes)(1)	17.88%	22.70%

(1)	The S&P 500® Total Return Index is a free-float market capitalization-weighted index of 500 of the largest U.S. companies. The index is calculated on a total return basis with dividends reinvested.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period covered by the table above and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Shares through tax-deferred or other tax-advantaged arrangements such as an individual retirement account (“IRA”).

Management

Investment Adviser: Tidal Investments LLC (the “Adviser”) serves as investment adviser to the Fund.

Portfolio Managers:

The following individuals are jointly and primarily responsible for the day-to-day management of the Fund.

Jay Pestrichelli, Portfolio Manager for the Adviser, has been a portfolio manager of the Fund since its inception in 2023.

Scott Snyder, Portfolio Manager for the Adviser, has been a portfolio manager of the Fund since February of 2026.

Matt Brandt, Portfolio Manager for the Adviser, has been a portfolio manager of the Fund since February of 2026.

Purchase and Sale of Shares

The Fund issues and redeems Shares at NAV only in large blocks known as “Creation Units,” which only Authorized Participants (APs) (typically, broker-dealers) may purchase or redeem. The Fund generally issues and redeems Creation Units in exchange for a portfolio of securities (the “Deposit Securities”) and/or a designated amount of U.S. cash.

Shares are listed on the Exchange, and individual Shares may only be bought and sold in the secondary market through brokers at market prices, rather than NAV. Because Shares trade at market prices rather than NAV, Shares may trade at a price greater than NAV (premium) or less than NAV (discount).

An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Shares (the “bid” price) and the lowest price a seller is willing to accept for Shares (the “ask” price) when buying or selling Shares in the secondary market. This difference in bid and ask prices is often referred to as the “bid-ask spread.”

Information regarding the Fund’s NAV, market price, how often Shares traded on the Exchange at a premium or discount, and the median bid-ask spreads can be found on the Fund’s website at www.yieldmaxetfs.com.

Tax Information

Fund distributions are generally taxable as ordinary income, qualified dividend income, or capital gains (or a combination), unless an investment is in an individual retirement account (“IRA”) or other tax-advantaged account. Distributions on investments made through tax-deferred arrangements may be taxed later upon withdrawal of assets from those accounts.

Financial Intermediary Compensation

If you purchase Shares through a broker-dealer or other financial intermediary (such as a bank) (an “Intermediary”), the Adviser or its affiliates may pay Intermediaries for certain activities related to the Fund, including participation in activities that are designed to make Intermediaries more knowledgeable about exchange-traded products, including the Fund, or for other activities, such as marketing, educational training, or other initiatives related to the sale or promotion of Shares. These payments may create a conflict of interest by influencing the Intermediary and your salesperson to recommend the Fund over another investment. Any such arrangements do not result in increased Fund expenses. Ask your salesperson or visit the Intermediary’s website for more information.

YieldMax® ORCL Option Income Strategy ETF - FUND SUMMARY

Investment Objective

The Fund’s primary investment objective is to seek current income. The Fund’s secondary investment objective is to seek exposure to the share price of the common stock of the Oracle Corporation (“ORCL” or “Underlying Security”), subject to a limit on potential investment gains.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Annual Fund Operating Expenses(1) (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.99%
Distribution and Service (12b-1) Fees	None
Other Expenses(2)	0.00%
Total Annual Fund Operating Expenses	0.99%

(1)	The Fund’s investment adviser, Tidal Investments LLC (the “Adviser”), a Tidal Financial Group company, will pay, or require a sub-adviser to pay, all expenses incurred by the Fund (except for advisory fees and sub-advisory fees, as the case may be) excluding interest charges on any borrowings made for investment purposes, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the “1940 Act”), and litigation expenses and other non-routine or extraordinary expenses.

(2)	Based on estimated amounts for the current fiscal year.

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem or hold all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example does not take into account brokerage commissions that you may pay on your purchases and sales of Shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$101	$315

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the expense example above, affect the Fund’s performance. Because the Fund has not commenced operations as of the date of this Prospectus, portfolio turnover information is not yet available.

Principal Investment Strategies

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks current income while providing exposure to the share price (i.e., the price returns) of the Underlying Security, subject to participation in a portion of potential investment gains. The Fund will employ its investment strategy as it relates to the Underlying Security regardless of whether there are periods of adverse market, economic, or other conditions and will not take temporary defensive positions during such periods. As further described below, the Fund uses either a synthetic covered call strategy or a synthetic covered call spread strategy to seek to generate options premiums and provide indirect exposure to the share price returns of the Underlying Security, subject to participation in a portion of potential investment gains as a result of the nature of the options strategy it employs. That is, the Fund not only seeks to generate options premiums but also aims to derive gains when the value of the Underlying Security increases. The Fund’s options contracts provide:

●	indirect exposure to the share price returns of the Underlying Security,
●	option premiums, and
●	participation in a portion of gains, if any, of the share price returns of the Underlying Security.

For more information, see sections “The Fund’s Use of Underlying Security Option Contracts” and “Synthetic Covered Call Strategy” below.

Why invest in the Fund?

●	The Fund seeks to generate weekly cash distributions, which is not dependent on the price appreciation of the Underlying Security.
●	The Fund seeks to participate in a portion of the gains experienced by the Underlying Security.

That is, although the Fund may not fully participate in gains in the Underlying Security’s stock price, the Fund’s portfolio is designed to generate options premiums.

An Investment in the Fund is not an investment in the Underlying Security.

●	The Fund’s strategy will capture only a portion of its potential gains if the Underlying Security’s stock price increase in value.
●	The Fund’s strategy is subject to all potential losses if the Underlying Security’s stock price decrease in value, which may not be offset by the options premiums received by the Fund.
●	The Fund may from time to time invest directly in the Underlying Security.
●	Fund shareholders are not entitled to any Underlying Security dividends, except to the extent the Fund invests directly in the Underlying Security.

While the Fund seeks to provide current income pursuant to its investment objective, a portion (sometimes significant) of the Fund’s distributions may be classified as return of capital (“ROC”) for financial or tax reporting purposes. Generally speaking, ROC refers to the portion of a distribution from an investment that represents a return of the original investment (principal) rather than income or profit. Accordingly, such distributions do not necessarily reflect the Fund’s income or yield. See the prospectus section titled “Additional Information About the Funds” for more information about option premiums and ROC.

Additional information regarding the Underlying Security is also set forth below.

The Fund’s Use of Underlying Security Option Contracts

As part of the Fund’s synthetic covered call strategy and synthetic covered call spread strategy, the Fund will purchase and sell a combination of standardized exchange-traded and FLexible EXchange® (“FLEX”) call and put option contracts that are based on the value of the price returns of the Underlying Security.

●	In general, an option contract gives the purchaser of the option contract the right to purchase (for a call option) or sell (for a put option) the underlying asset (like shares of the Underlying Security) at a specified price (the “strike price”).
●	If exercised, an option contract obligates the seller to deliver shares (for a sold or “short” call) or buy shares (for a sold or “short” put) of the underlying asset at a specified price (the “strike price”).
●	Options contracts must be exercised or traded to close within a specified time frame, or they expire. See the chart in section “Fund Portfolio” below for a description of the option contracts utilized by the Fund.

Standardized exchange-traded options include standardized terms. FLEX options are also exchange-traded, but they allow for customizable terms (e.g., the strike price can be negotiated). For more information on FLEX options, see “Additional Information about the Funds – Exchange Traded Options Portfolio.”

The Fund’s options contracts are based on the value of the Underlying Security, which gives the Fund the right or obligation to receive or deliver shares of the Underlying Security on the expiration date of the applicable option contract in exchange for the stated strike price, depending on whether the option contract is a call option or a put option, and whether the Fund purchases or sells the option contract.

Covered Call Strategy

In seeking to achieve its investment objective, the Fund may implement a “synthetic covered call” and, to a lesser extent, a “traditional covered call” strategy using the standardized exchange-traded and FLEX options described above.

●	A traditional covered call strategy is an investment strategy where an investor (the Fund) sells a call option on an underlying security it owns.

●	A synthetic covered call strategy is similar to a traditional covered call strategy in that the investor sells a call option that is based on the value of the underlying security. However, in a synthetic covered call strategy, the investor (the Fund) does not own the underlying security, but rather seeks to synthetically replicate 100% of the price movements of the underlying security through the use of various investment instruments.

The Fund’s covered call strategies consists of the following three elements, each of which is described in greater detail farther below:

●	Direct or synthetic long exposure to the Underlying Security, which allows the Fund to seek to participate in the changes, up or down, in the price of shares of the Underlying Security.
●	Covered call writing (where the Underlying Security’s call options are sold against the synthetic long portion of the strategy), which allows the Fund to generate options premiums.
●	U.S. Treasuries, which are used for collateral for the options, and which generate income.

1.	Long Exposure (Synthetic or Direct)

Synthetic Long Exposure: To achieve a synthetic long exposure to the Underlying Security, the Fund will buy the Underlying Security’s call options and, simultaneously, sell the Underlying Security’s put options to try to replicate the price movements of the Underlying Security. The call options purchased by the Fund and the put options sold by the Fund will generally have one-month to six-month terms and strike prices that are approximately equal to the then-current share price of the Underlying Security at the time the contracts are purchased and sold, respectively. The combination of the long call options and sold put options provides the Fund with indirect investment exposure equal to approximately 100% of the Underlying Security for the duration of the applicable options exposure.

In addition, the Fund may use other instruments and transactions to gain synthetic exposure to the Underlying Security. For example, the Fund may enter into swap contracts that provide exposure to the Underlying Security. The Fund also may utilize additional options strategies, including purchasing call options that are “deep in the money” (i.e., the Underlying Security’s price is well above the strike price on the call option).

Direct Long Exposure: The Fund may directly hold equity securities of the Underlying Security.

2.	Covered Call Strategies

Covered Call Strategy

As part of its strategy, the Fund will write (sell) call option contracts on the Underlying Security to generate options premiums. These written call options will generally be sold short (i.e., selling a position it does not currently own). The Fund will seek to participate in the share price appreciation of the Underlying Security, if any. However, due to the nature of covered call strategies, the Fund’s participation may be subject to a cap (as described below). In this strategy, the call options written (sold) by the Fund will generally have 1- month or less expiration dates (the “Call Period”) and generally have a strike price that is approximately 0%-15% above the then-current share price of the Underlying Security.

It is important to note that the sale of the Underlying Security call option contracts will limit the Fund’s participation in the appreciation in the Underlying Security’s stock price. If the stock price of the Underlying Security increases, the above-referenced synthetic long exposure alone would allow the Fund to experience similar percentage gains. However, if the Underlying Security’s stock price appreciates beyond the strike price of one or more of the sold (short) call option contracts, the Fund will lose money on those short call positions, and the losses will, in turn, limit the upside return of the Fund’s synthetic long exposure. As a result, the Fund’s overall strategy (i.e., the combination of the synthetic long exposure to the Underlying Security and the sold (short) the Underlying Security call positions) will limit the Fund’s participation in gains in the Underlying Security’s stock price beyond a certain point.

Covered Call Spread Strategy

The Adviser will employ the Covered Call Spread Strategy when it believes it is a better strategy for the Fund as compared to the Covered Call Strategy. The Fund may write (sell) credit call spreads (described below) rather than stand-alone call option contracts to seek greater participation in the potential appreciation of its Underlying Security’s share price, while still generating net options premiums. The Adviser will primarily employ this covered call spread strategy when it believes that the share price of its Underlying Security is likely to rise significantly in the short term (e.g., following a substantial selloff or overall positive market news). Additionally, the Adviser may use this strategy in other scenarios (e.g., if the market is undervaluing further out-of-the-money options relative to near-the-money options), where it believes the use of credit call spreads may prove more advantageous to the Fund’s total return than the covered call strategy.

A credit call spread involves selling a call option while simultaneously buying a call option with a higher strike price, both with the same expiration date. By writing credit call spreads, the Fund can potentially offset losses incurred from its short call positions if the Underlying Security’s share price rises above the strike price.

3.	U.S. Treasuries

The Fund will hold short-term U.S. Treasury securities as collateral in connection with the Fund’s synthetic covered call strategy. The Fund may also invest in pooled vehicles (e.g., mutual funds and ETFs) that invest in U.S Treasuries.

The Fund intends to continuously maintain exposure to the Underlying Security, primarily through the use of options contracts. As the options contracts it holds are exercised or expire it may enter into new options contracts, a practice referred to as “rolling.” The Fund’s practice of rolling options may result in high portfolio turnover.

Fund’s Weekly Distributions

The Fund will seek to provide weekly cash distributions. The Fund will seek to generate such distributions in the following ways:

●	Writing (selling) call option contracts on its Underlying Security as described above to generate options premiums. A premium, in this context, refers to the price the option buyer pays to the option seller (the Fund) for the rights granted by the option. The amount of these premiums is largely affected by the fluctuations in the Underlying Security’s stock prices. However, other elements like interest rates can also influence the level of premiums.
●	Investing in short-term U.S. Treasury securities. The income generated by these securities will be influenced by interest rates at the time of investment.
●	In addition, the Fund’s use of the Covered Call Spread Strategy may occasionally allow it to capture a substantial portion of any significant increase in the price of its Underlying Security. When this happens, the Fund could receive profits exceeding the initial cost of the call options, and the Fund’s distributions may include some of those profits.

Fund’s Return Profile vs its Underlying Security

For the reasons stated above, the Fund’s performance will differ from that of the Underlying Security’s stock price. The performance differences will depend on, among other things, the price of the Underlying Security, changes in the value of the Underlying Security options contracts the Fund holds, and changes in the value of the U.S. Treasuries.

Fund Portfolio

Principal Holdings
Portfolio Holdings (All derivative instruments are based on the value of the Underlying Security)	Investment Terms	Expected Target Maturity
Purchased call option contracts

“at-the-money” (i.e., the strike price is equal to the then-current share price of the Underlying Security at the time of purchase) to provide indirect exposure to positive price returns of the Underlying Security.

If the Underlying Security share price increases, these options will generate corresponding increases to the Fund.

1-month to 6-month expiration dates
Sold put option contracts

“at-the-money” (i.e., the strike price is equal to the then-current share price of the Underlying Security at the time of sale).

They are sold to help pay for the purchased call options described above.

However, the sold put option contracts provide exposure to the full extent of any share price losses experienced by the Underlying Security.

1-month to 6-month expiration dates
Sold (short) call option contracts (Covered Call Strategy)

The strike price is approximately 0%-15% more than the then-current share price of the Underlying Security at the time of sale.

They generate options premiums. However, they also limit some potential positive returns that the Fund may have otherwise experienced from gains in the Underlying Security’s share price.

1-month or less expiration dates
Sold (short) call option contracts (Covered Call Spread Strategy)

The strike price is approximately 0%-15% more than the then-current share price of the Fund’s Underlying Security at the time of sale.

Sold call option contracts provide inverse exposure to the full extent of any increases in the value experienced by the Fund’s Underlying Security, minus the premium received.

1-month or less expiration dates
Purchased call option contracts (Covered Call Spread Strategy)

“out-of-the-money” (i.e., the strike price is above the strike price of the corresponding Covered Call Spread Strategy sold call).

Bought call option contracts provide exposure to the full extent of any increases in the value experienced by the Fund’s Underlying Security above the option’s strike price.

1-month or less expiration dates
Purchased call option contracts (Deep-in-the-money synthetic long exposure)	“Deep in the money” (i.e., the Underlying Security’s price is well above the strike price on the call option) to provide synthetic long exposure designed to closely track price movements of the Underlying Security. These options are expected to exhibit greater sensitivity to changes in the Underlying Security’s share price than out-of-the-money or at-the-money calls.	1-month to 6-month expiration dates
Swap contracts	The Fund may enter into swap contracts that provide exposure to the Underlying Security’s price movements (and/or total return), generally in exchange for a financing rate and/or other contractual payments. Swap contracts may be used as an alternative or supplement to options positions to obtain exposure to the Underlying Security.	13-month to 60-month terms
Equity securities of the Underlying Security (Direct holdings)	The Fund may purchase and hold shares of the Underlying Security to obtain direct exposure to the Underlying Security’s price movements and any distributions.	NA
U.S Treasury Securities and Cash

Multiple series of U.S. Treasury Bills supported by the full faith and credit of the U.S. government.

These instruments are used as collateral for the Fund’s derivative investments.

They will also generate income.

6-month to 2-year maturities

The market value of the cash and treasuries held by the Fund is generally expected to be between 25% and 100% of the Fund’s net assets and the market value of the options package is generally expected to be between 0% and 50% of the Fund’s net assets (though actual exposures may deviate from these ranges from time to time). In terms of notional value, the combination of these investment instruments provides indirect investment exposure to the Underlying Security equal to at least 95% of the Fund’s total assets.

Under normal circumstances, the Fund will invest at least 80% of its net assets, plus borrowings for investment purposes, in securities and financial instruments that provide indirect exposure to ORCL.

The Fund is classified as “non-diversified” under the 1940 Act.

There is no guarantee that the Fund’s investment strategy will be properly implemented, and an investor may lose some or all of its investment.

Oracle Corporation (“ORCL”)

Oracle offers a collection of cloud technologies, applications, databases, storage and servers to empower modern business. ORCL is listed on the New York Stock Exchange. Per ORCL’s most recent Form 10-K filing, the aggregate market value of voting stock, as of the most recent available data at time of drafting this prospectus (May 31, 2025), held by non-affiliates of ORCL, was approximately $305.8 billion.

ORCL is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the SEC by ORCL pursuant to the Exchange Act can be located by reference to the SEC file number 001-35992 through the SEC’s website at www.sec.gov. In addition, information regarding ORCL may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

This document relates only to the securities offered hereby and does not relate to ORCL or other securities of ORCL. The Fund has derived all disclosures contained in this document regarding ORCL from publicly available documents. None of the Fund, the Trust, the Adviser, or their respective affiliates has participated in the preparation of such publicly available offering documents or made any due diligence inquiry regarding such documents with respect to ORCL. None of the Fund, the Trust, the Adviser, or their respective affiliates makes any representation that such publicly available documents or any other publicly available information regarding ORCL is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date hereof (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of ORCL (and therefore the price of the Fund at the time we price the securities) have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of or failure to disclose material future events concerning ORCL could affect the value received with respect to the securities and therefore the value of the securities.

None of the Fund, the Trust, the Adviser, or their respective affiliates makes any representation to you as to the performance of ORCL.

NONE OF THE FUND, TIDAL TRUST II, OR TIDAL INVESTMENTS LLC IS AFFILIATED, CONNECTED, OR ASSOCIATED WITH ORCL. THE FUND WAS NOT DEVELOPED OR CREATED BY, AND IS NOT SPONSORED, ENDORSED, OR APPROVED BY, ORCL.

Moreover, ORCL has not participated in the development of the Fund’s investment strategy. ORCL does not select or approve the Fund’s portfolio holdings, nor does it participate in the construction, design, or implementation of the Fund. ORCL does not provide any assurances, guarantees, or representations regarding the Fund or its performance. Nothing herein shall be construed as an offer of any security by ORCL.

None of the Fund, the Trust, the Adviser, or their respective affiliates claim any ownership interest in any trademarks owned by Oracle Corporation or ORCL. All rights in the trademarks are reserved by their respective owners.

Due to the Fund’s investment strategy, the Fund’s investment exposure is concentrated in (or substantially exposed to) the same industry as that assigned to ORCL. As of the date of the Prospectus, ORCL is assigned to the software industry.

Principal Investment Risks

The principal risks of investing in the Fund are summarized below. As with any investment, there is a risk that you could lose all or a portion of your investment in the Fund. Some or all of these risks may adversely affect the Fund’s net asset value (“NAV”) per share, trading price, yield, total return, and/or ability to meet its objective. For more information about the risks of investing in the Fund, see the section in the Fund’s Prospectus titled “Additional Information About the Funds—Principal Risks of Investing in the Funds.”

An investment in the Fund entails risk. The Fund may not achieve its investment objective and there is a risk that you could lose all of your money invested in the Fund. The Fund is not a complete investment program. It is important that investors closely review all of the risks listed below and understand them before making an investment in the Fund.

Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which they appear.

ORCL Risk. The Fund invests in options contracts and swaps that are based on the value of ORCL and may also invest directly in ORCL. These investments in options contracts and swaps subject the Fund to certain of the same risks as if it owned shares of ORCL, even though it may not; although at times the Fund may also hold shares of ORCL directly. By virtue of these investments, the Fund may be subject to the following risks:

Indirect Investment in ORCL Risk. ORCL is not affiliated with the Trust, the Fund, the Adviser, or their respective affiliates and is not involved with this offering in any way and has no obligation to consider your Shares in taking any corporate actions that might affect the value of Shares. Investors in the Fund will not have voting rights and will not be able to influence the management of ORCL but will be exposed to the performance of ORCL (the underlying stock). Except to the extent the Fund invests directly in ORCL, investors in the Fund will not have rights to receive dividends or other distributions or any other rights with respect to the underlying stock but will be subject to declines in the performance of the underlying stock.

ORCL Trading Risk. The trading price of ORCL may be highly volatile and could continue to be subject to wide fluctuations in response to various factors. The stock market in general, and the market for technology companies in particular, has experienced extreme price and volume fluctuations that have often been unrelated or disproportionate to the operating performance of those companies. In particular, a large proportion of ORCL may be traded by short sellers which may put pressure on the supply and demand for the common stock of ORCL, further influencing volatility in its market price. Public perception and other factors outside of the control of ORCL may additionally impact ORCL’s stock price due to ORCL garnering a disproportionate degree of public attention, regardless of actual operating performance. In addition, in the past, following periods of volatility in the overall market and the market price of a particular company’s securities, securities class action litigation has often been instituted against companies such as these. Moreover, stockholder litigation like this has been filed against ORCL in the past. While ORCL continues to defend such actions, any judgment against ORCL, or any future stockholder litigation could result in substantial costs and a diversion of the management of ORCL’s attention and resources. If ORCL trading is halted, trading in Shares of the Fund may be impacted, either temporarily or indefinitely.

ORCL Performance Risk. ORCL may fail to meet its publicly announced guidelines or other expectations about its business, which could cause the price of ORCL to decline. ORCL provides guidance regarding its expected financial and business performance, such as projections regarding sales and production, as well as anticipated future revenues, gross margins, profitability and cash flows. Correctly identifying key factors affecting business conditions and predicting future events is inherently an uncertain process, and the guidance ORCL provides may not ultimately be accurate and has in the past been inaccurate in certain respects, such as the timing of new product manufacturing ramps. The guidance is based on certain assumptions such as those relating to global and local economic conditions, anticipated production and sales volumes (which generally are not linear throughout a given period), average sales prices, supplier and commodity costs, and planned cost reductions. If ORCL’s guidance is not accurate or varies from actual results due to its inability to meet the assumptions or the impact on its financial performance that could occur as a result of various risks and uncertainties, the market value of common stock issued by ORCL could decline significantly.

Information Technology Companies Risk. Information technology companies face intense competition, both domestically and internationally, which may have an adverse effect on profit margins. Like other technology companies, information technology companies may have limited product lines, markets, financial resources or personnel. The products of information technology companies may face obsolescence due to rapid technological developments, frequent new product introduction, unpredictable changes in growth rates and competition for the services of qualified personnel. Companies in the information technology sector are heavily dependent on patent and intellectual property rights. The loss or impairment of these rights may adversely affect the profitability of these companies. Information technology companies are facing increased government and regulatory scrutiny and may be subject to adverse government or regulatory action.

Software Industry Risk. The software industry can be significantly affected by intense competition, aggressive pricing, technological innovations, and product obsolescence. Companies in the software industry are subject to significant competitive pressures, such as aggressive pricing, new market entrants, competition for market share, short product cycles due to an accelerated rate of technological developments and the potential for limited earnings and/or falling profit margins. These companies also face the risks that new services, equipment or technologies will not be accepted by consumers and businesses or will become rapidly obsolete. These factors can affect the profitability of these companies and, as a result, the value of their securities. Also, patent protection is integral to the success of many companies in this industry, and profitability can be affected materially by, among other things, the cost of obtaining (or failing to obtain) patent approvals, the cost of litigating patent infringement and the loss of patent protection for products (which significantly increases pricing pressures and can materially reduce profitability with respect to such products). In addition, many software companies have limited operating histories. Prices of these companies’ securities historically have been more volatile than other securities, especially over the short term.

Artificial Intelligence Risk. Machine learning and artificial intelligence (“AI”), including generative AI, agentic AI and LLMs, are increasingly driving innovations in technology, and AI technology and services are highly competitive and rapidly evolving. If ORCL is unable to introduce new AI products or if its AI products fail to operate as anticipated or as well as competing products or otherwise do not meet customer needs, or if ORCL’s competitors’ AI products achieve higher market acceptance, ORCL may fail to recoup its investments in AI and its business and reputation may be harmed. In addition, AI technologies are rapidly changing and present evolving legal, regulatory and ethical issues, as well as sometimes unpredictable behaviors or improper use of copyrighted or protected materials, such as personal information, any of which could expose ORCL or its customers to reputational or legal risk and inhibit adoption of its AI products.

Derivatives Risk. Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, or funds (including ETFs), interest rates or indexes. The Fund’s investments in derivatives may pose risks in addition to, and greater than, those associated with directly investing in securities or other ordinary investments, including risk related to the market, imperfect correlation with underlying investments or the Fund’s other portfolio holdings, higher price volatility, lack of availability, counterparty risk, liquidity, valuation and legal restrictions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The use of derivatives may result in larger losses or smaller gains than directly investing in securities. When the Fund uses derivatives, there may be an imperfect correlation between the value of ORCL and the derivative, which may prevent the Fund from achieving its investment objective. Because derivatives often require only a limited initial investment, the use of derivatives may expose the Fund to losses in excess of those amounts initially invested. In addition, the Fund’s investments in derivatives are subject to the following risks:

Options Contracts. The use of options contracts involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, including the anticipated volatility, which are affected by fiscal and monetary policies and by national and international political, changes in the actual or implied volatility or the reference asset, the time remaining until the expiration of the option contract and economic events. For the Fund in particular, the value of the options contracts in which it invests is substantially influenced by the value of ORCL. The Fund may experience substantial downside from specific option positions and certain option positions held by the Fund may expire worthless. The options held by the Fund are exercisable at the strike price on their expiration date. As an option approaches its expiration date, its value typically increasingly moves with the value of the underlying instrument. However, prior to such date, the value of an option generally does not increase or decrease at the same rate at the underlying instrument. There may at times be an imperfect correlation between the movement in the values of options contracts and the underlying instrument, and there may at times not be a liquid secondary market for certain options contracts. The value of the options held by the Fund will be determined based on market quotations or other recognized pricing methods. Additionally, as the Fund intends to continuously maintain indirect exposure to ORCL through the use of options contracts, as the options contracts it holds are exercised or expire it will enter into new options contracts, a practice referred to as “rolling.” If the expiring options contracts do not generate proceeds enough to cover the cost of entering into new options contracts, the Fund may experience losses.

Swap Agreements Risk. The use of swap transactions is a highly specialized activity, which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Whether the Fund will be successful in using swap agreements to achieve its investment goal depends on the ability of the Adviser to structure such swap agreements in accordance with the Fund’s investment objective and to identify counterparties for those swap agreements. If the Adviser is unable to enter into swap agreements that provide leveraged exposure to the Underlying Security, the Fund may not meet its stated investment objective. Additionally, any financing, borrowing or other costs associated with using swap transactions may also have the effect of lowering the Fund’s return.

The swap agreements in which the Fund invests are generally traded in the over-the-counter market, which generally has less transparency than exchange-traded derivatives instruments. In a standard swap transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined reference assets or underlying securities or instruments. The gross return to be exchanged or swapped between the parties is calculated based on a notional amount or the return on or change in value of a particular dollar amount invested in a basket of securities.

If the Underlying Security has a dramatic move that causes a material decline in the Fund’s net assets, the terms of a swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the swap transaction with the Fund. In that event, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve exposure consistent with the Fund’s investment objective. This may prevent the Fund from achieving its objective, even if the Underlying Security later reverses all or a portion of its movement.

Counterparty Risk. The Fund is subject to counterparty risk by virtue of its investments in options contracts. Transactions in some types of derivatives, including options, are required to be centrally cleared (“cleared derivatives”). In a transaction involving cleared derivatives, the Fund’s counterparty is a clearing house rather than a bank or broker. Since the Fund is not a member of clearing houses and only members of a clearing house (“clearing members”) can participate directly in the clearing house, the Fund will hold cleared derivatives through accounts at clearing members. In cleared derivatives positions, the Fund will make payments (including margin payments) to and receive payments from a clearing house through their accounts at clearing members. Customer funds held at a clearing organization in connection with any options contracts are held in a commingled omnibus account and are not identified to the name of the clearing member’s individual customers. As a result, assets deposited by the Fund with any clearing member as margin for options may, in certain circumstances, be used to satisfy losses of other clients of the Fund’s clearing member. In addition, although clearing members guarantee performance of their clients’ obligations to the clearing house, there is a risk that the assets of the Fund might not be fully protected in the event of the clearing member’s bankruptcy, as the Fund would be limited to recovering only a pro rata share of all available funds segregated on behalf of the clearing member’s customers for the relevant account class. The Fund is also subject to the risk that a limited number of clearing members are willing to transact on the Fund’s behalf, which heightens the risks associated with a clearing member’s default. This risk is greater for the Fund as it seeks to hold options contracts on a single security, and not a broader range of options contracts, which may limit the number of clearing members that are willing to transact on the Fund’s behalf. If a clearing member defaults the Fund could lose some or all of the benefits of a transaction entered into by the Fund with the clearing member. If the Fund cannot find a clearing member to transact with on the Fund’s behalf, the Fund may be unable to effectively implement its investment strategy.

Price Participation Risk. The Fund employs an investment strategy that includes the sale of call option contracts, which limits the degree to which the Fund will participate in increases in value experienced by ORCL over the Call Period. This means that if ORCL experiences an increase in value above the strike price of the sold call options during a Call Period, the Fund will likely not experience that increase to the same extent and may significantly underperform ORCL over the Call Period. Additionally, because the Fund is limited in the degree to which it will participate in increases in value experienced by ORCL over each Call Period, but has full exposure to any decreases in value experienced by ORCL over the Call Period, the NAV of the Fund may decrease over any given time period. The Fund’s NAV is dependent on the value of each options portfolio, which is based principally upon the performance of ORCL. The degree of participation in ORCL gains the Fund will experience will depend on prevailing market conditions, especially market volatility, at the time the Fund enters into the sold call option contracts and will vary from Call Period to Call Period. The value of the options contracts is affected by changes in the value and dividend rates of ORCL, changes in interest rates, changes in the actual or perceived volatility of ORCL and the remaining time to the options’ expiration, as well as trading conditions in the options market. As the price of ORCL changes and time moves towards the expiration of each Call Period, the value of the options contracts, and therefore the Fund’s NAV, will change. However, it is not expected for the Fund’s NAV to directly correlate on a day-to-day basis with the returns of ORCL. The amount of time remaining until the options contract’s expiration date affects the impact of the potential options premiums on the Fund’s NAV, which may not be in full effect until the expiration date of the Fund’s options contracts. Therefore, while changes in the price of the ORCL will result in changes to the Fund’s NAV, the Fund generally anticipates that the rate of change in the Fund’s NAV will be different than that experienced by ORCL.

Equity Market Risk. The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual issuers, industries or the stock market as a whole. In addition, equity markets tend to move in cycles which may cause stock prices to fall over a short and extended periods of time. In a declining stock market, stock prices for all companies may decline, regardless of their long-term prospects.

Distribution Risk. The Fund seeks to provide weekly cash distributions. There is no assurance that the Fund will make a distribution in any given week. If the Fund does make distributions, the amounts of such distributions will likely vary greatly from one distribution to the next. Additionally, the weekly distributions, if any, may consist of returns of capital, which would decrease the Fund’s NAV and trading price over time. As a result, an investor may suffer significant losses to their investment. In addition, while the underlying stock may pay dividends, the Fund’s returns will not include any dividends paid by the underlying stock (except to the extent the Fund invests directly in ORCL), and any income generated by the Fund may be less than the income generated by a direct investment in the underlying stock.

NAV Erosion Risk Due to Distributions. When the Fund makes a distribution, the Fund’s NAV will typically drop by the amount of the distribution on the related ex-dividend date. The repeated payment of distributions by the Fund, if any, may significantly erode the Fund’s NAV and trading price over time. As a result, an investor may suffer significant losses to their investment.

Call Strategy Risks. The path dependency (i.e., the continued use) of the Fund’s call writing strategy will impact the extent that the Fund participates in the positive price returns of ORCL and, in turn, the Fund’s returns, both during the term of the sold call options and over longer time periods. If, for example, each month the Fund were to sell 7% out-of-the-money call options having a one-month term, the Fund’s participation in the positive price returns of ORCL will be capped at 7% in any given month. However, over a longer period (e.g., 5 months), the Fund should not be expected to participate fully in the first 35% (i.e., 5 months x 7%) of the positive price returns of ORCL, or the Fund may even lose money, even if the ORCL share price has appreciated by at least that much over such period, if during any month over that period ORCL had a return less than 7%. This example illustrates that both the Fund’s participation in the positive price returns of ORCL and its returns will depend not only on the price of ORCL but also on the path that ORCL takes over time.

Additionally, when implementing the Covered Call Spread Strategy, the use of credit call spreads introduces further complexities and risks. While purchasing a higher-strike call option limits potential losses from the short call position, it also reduces the net premium received, which may result in lower overall returns compared to a stand-alone covered call strategy. If the price of the Underlying Security rises rapidly, the call spread may still cap upside participation, leading to missed profit opportunities. Furthermore, market conditions, such as mispricing between near-the-money and further out-of-the-money options, may impact the effectiveness of the strategy, potentially resulting in lower-than-expected returns or increased losses. The relative pricing of options at different strike levels can vary due to volatility shifts, liquidity constraints, or other market dynamics, adding an additional layer of uncertainty to the Fund’s performance under this strategy.

ETF Risks.

Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that are authorized to purchase and redeem Shares directly from the Fund (known as “Authorized Participants” or “APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services; or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

Cash Redemption Risk. The Fund’s investment strategy may require it to redeem Shares for cash or to otherwise include cash as part of its redemption proceeds. For example, the Fund may not be able to redeem in-kind certain securities held by the Fund (e.g., derivative instruments). In such a case, the Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used. By paying out higher annual capital gain distributions, investors may be subjected to increased capital gains taxes. Additionally, there may be brokerage costs or taxable gains or losses that may be imposed on the Fund in connection with a cash redemption that may not have occurred if the Fund had made a redemption in-kind. These costs could decrease the value of the Fund to the extent they are not offset by a transaction fee payable by an AP.

Costs of Buying or Selling Shares. Buying or selling Shares involves certain costs, including brokerage commissions, other charges imposed by brokers, and bid-ask spreads. The bid-ask spread represents the difference between the price at which an investor is willing to buy Shares and the price at which an investor is willing to sell Shares. The spread varies over time based on the Shares’ trading volume and market liquidity. The spread is generally lower if Shares have more trading volume and market liquidity and higher if Shares have little trading volume and market liquidity. Due to the costs of buying or selling Shares, frequent trading of Shares may reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

Management Risk. The Fund is subject to management risk because it is an actively managed portfolio. In managing the Fund’s investment portfolio, the portfolio managers will apply investment techniques and risk analyses that may not produce the desired result. There can be no guarantee that the Fund will meet its investment objective.

Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant.

Trading. Although Shares are listed on a national securities exchange, such as NYSE Arca, Inc. (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that an active trading market for the Shares will develop or be maintained or that the Shares will trade with any volume, or at all, on any stock exchange. This risk may be greater for the Fund as it seeks to have exposure to a single underlying stock as opposed to a more diverse portfolio like a traditional pooled investment. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares. Shares trade on the Exchange at a market price that may be below, at or above the Fund’s NAV. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. In addition, trading in Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange “circuit breaker” rules. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged. In the event of an unscheduled market close for options contracts that reference a single stock, such as ORCL’s securities being halted or a market wide closure, settlement prices will be determined by the procedures of the listing exchange of the options contracts. As a result, the Fund could be adversely affected and be unable to implement its investment strategies in the event of an unscheduled closing.

Economic and Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in the Fund’s portfolio may underperform in comparison to securities in the general financial markets, a particular financial market, or other asset classes, due to a number of factors, including inflation (or expectations for inflation), deflation (or expectations for deflation), interest rates, global demand for particular products or resources, market instability, financial system instability, debt crises and downgrades, embargoes, tariffs, sanctions and other trade barriers, regulatory events, other governmental trade or market control programs and related geopolitical events. In addition, the value of the Fund’s investments may be negatively affected by the occurrence of global events such as war, terrorism, environmental disasters, natural disasters or events, country instability, and infectious disease epidemics or pandemics. The imposition by the U.S. of tariffs on goods imported from foreign countries and reciprocal tariffs levied on U.S. goods by those countries also may lead to volatility and instability in domestic and foreign markets.

High Portfolio Turnover Risk. The Fund may actively and frequently trade all or a significant portion of the Fund’s holdings. A high portfolio turnover rate increases transaction costs, which may increase the Fund’s expenses. Frequent trading may also cause adverse tax consequences for investors in the Fund due to an increase in short-term capital gains.

Inflation Risk. Inflation risk is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the present value of the Fund’s assets and distributions, if any, may decline.

Liquidity Risk. Some securities held by the Fund, including options contracts, may be difficult to sell or be illiquid, particularly during times of market turmoil. This risk is greater for the Fund as it will hold options contracts on a single security, and not a broader range of options contracts. Markets for securities or financial instruments could be disrupted by a number of events, including, but not limited to, an economic crisis, natural disasters, epidemics/pandemics, new legislation or regulatory changes inside or outside the United States. Illiquid securities may be difficult to value, especially in changing or volatile markets. If the Fund is forced to sell an illiquid security at an unfavorable time or price, the Fund may be adversely impacted. Certain market conditions or restrictions, such as market rules related to short sales, may prevent the Fund from limiting losses, realizing gains or achieving a high correlation with ORCL. There is no assurance that a security that is deemed liquid when purchased will continue to be liquid. Market illiquidity may cause losses for the Fund.

Money Market Instrument Risk. The Fund may use a variety of money market instruments for cash management purposes, including money market funds, depositary accounts and repurchase agreements. Repurchase agreements are contracts in which a seller of securities agrees to buy the securities back at a specified time and price. Repurchase agreements may be subject to market and credit risk related to the collateral securing the repurchase agreement. Money market instruments, including money market funds, may lose money through fees or other means.

New Fund Risk. The Fund is a recently organized management investment company with no operating history. As a result, prospective investors do not have a track record or history on which to base their investment decisions. There can be no assurance that the Fund will maintain an economically viable size.

Non-Diversification Risk. Because the Fund is “non-diversified,” it may invest a greater percentage of its assets in the securities of a single issuer or a smaller number of issuers than if it was a diversified fund. As a result, a decline in the value of an investment in a single issuer or a smaller number of issuers could cause the Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio. This may increase the Fund’s volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund’s performance.

Operational Risk. The Fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect the Fund’s ability to meet its investment objective. Although the Fund, and Adviser seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

Single Issuer Risk. Issuer-specific attributes may cause an investment in the Fund to be more volatile than a traditional pooled investment which diversifies risk or the market generally. The value of the Fund, which focuses on an individual security (ORCL), may be more volatile than a traditional pooled investment or the market as a whole and may perform differently from the value of a traditional pooled investment or the market as a whole.

Tax Risk. The Fund intends to elect and to qualify each year to be treated as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (“Code”). As a RIC, the Fund will not be subject to U.S. federal income tax on the portion of its net investment income and net capital gain that it distributes to Shareholders, provided that it satisfies certain requirements of the Code. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund’s taxable income will be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. To comply with the asset diversification test applicable to a RIC, the Fund will attempt to ensure that the value of options it holds is never 25% of the total value of Fund assets at the close of any quarter. In particular, in combination with the Fund’s use of a “synthetic” strategy (i.e., purchasing exposure to the underlying stock through a combination of put and call options), the Fund maintains a portfolio of treasury securities, which are expected to enable the Fund to meet the diversification requirements. If the Fund’s investments in options were to exceed 25% of the Fund’s total assets at the end of a tax quarter, the Fund, generally, has a grace period to cure such lack of compliance. If the Fund fails to timely cure, it may no longer be eligible to be treated as a RIC.

U.S. Government and U.S. Agency Obligations Risk. The Fund may invest in securities issued by the U.S. government or its agencies or instrumentalities. U.S. Government obligations include securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, such as the U.S. Treasury. Payment of principal and interest on U.S. Government obligations may be backed by the full faith and credit of the United States or may be backed solely by the issuing or guaranteeing agency or instrumentality itself. In the latter case, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, which agency or instrumentality may be privately owned. There can be no assurance that the U.S. Government would provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) where it is not obligated to do so.

Performance

Performance information for the Fund is not included because the Fund has not begun operations as of the date of this Prospectus. When such information is included, this section will provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance history from year to year and showing how the Fund’s average annual total returns compare with those of a broad measure of market performance. Although past performance of the Fund is no guarantee of how it will perform in the future, historical performance may give you some indication of the risks of investing in the Fund. Updated performance information will be available on the Fund’s website at www.yieldmaxetfs.com.

Management

Investment Adviser: Tidal Investments LLC (the “Adviser”) serves as investment adviser to the Fund.

Portfolio Managers:

The following individuals are jointly and primarily responsible for the day-to-day management of the Fund.

Jay Pestrichelli, Portfolio Manager for the Adviser, has been a portfolio manager of the Fund since its inception in 2026.

Scott Snyder, Portfolio Manager for the Adviser, has been a portfolio manager of the Fund since its inception in 2026.

Matt Brandt, Portfolio Manager for the Adviser, has been a portfolio manager of the Fund since its inception in 2026.

Purchase and Sale of Shares

The Fund issues and redeems Shares at NAV only in large blocks known as “Creation Units,” which only Authorized Participants (APs) (typically, broker-dealers) may purchase or redeem. The Fund generally issues and redeems Creation Units in exchange for a portfolio of securities (the “Deposit Securities”) and/or a designated amount of U.S. cash.

Shares are listed on the Exchange, and individual Shares may only be bought and sold in the secondary market through brokers at market prices, rather than NAV. Because Shares trade at market prices rather than NAV, Shares may trade at a price greater than NAV (premium) or less than NAV (discount).

An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Shares (the “bid” price) and the lowest price a seller is willing to accept for Shares (the “ask” price) when buying or selling Shares in the secondary market. This difference in bid and ask prices is often referred to as the “bid-ask spread.”

When available, information regarding the Fund’s NAV, market price, how often Shares traded on the Exchange at a premium or discount, and the median bid-ask spreads can be found on the Fund’s website at www.yieldmaxetfs.com.

Tax Information

Fund distributions are generally taxable as ordinary income, qualified dividend income, or capital gains (or a combination), unless an investment is in an individual retirement account (“IRA”) or other tax-advantaged account. Distributions on investments made through tax-deferred arrangements may be taxed later upon withdrawal of assets from those accounts.

Financial Intermediary Compensation

If you purchase Shares through a broker-dealer or other financial intermediary (such as a bank) (an “Intermediary”), the Adviser or its affiliates may pay Intermediaries for certain activities related to the Fund, including participation in activities that are designed to make Intermediaries more knowledgeable about exchange-traded products, including the Fund, or for other activities, such as marketing, educational training, or other initiatives related to the sale or promotion of Shares. These payments may create a conflict of interest by influencing the Intermediary and your salesperson to recommend the Fund over another investment. Any such arrangements do not result in increased Fund expenses. Ask your salesperson or visit the Intermediary’s website for more information.

YieldMax® PYPL Option Income Strategy ETF - FUND SUMMARY

Investment Objective

The Fund’s primary investment objective is to seek current income. The Fund’s secondary investment objective is to seek exposure to the share price of the Class A common stock of PayPal Holdings, Inc. (“PYPL” or “Underlying Security”), subject to a limit on potential investment gains.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Annual Fund Operating Expenses(1) (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.99%
Distribution and Service (12b-1) Fees	None
Other Expenses (includes interest and tax expense)	0.32%
Total Annual Fund Operating Expenses	1.31%

(1)	The Fund’s investment adviser, Tidal Investments LLC (the “Adviser”), a Tidal Financial Group company, will pay, or require a sub-adviser to pay, all expenses incurred by the Fund (except for advisory fees and sub-advisory fees, as the case may be) excluding interest charges on any borrowings made for investment purposes, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the “1940 Act”), and litigation expenses and other non-routine or extraordinary expenses.

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem or hold all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example does not take into account brokerage commissions that you may pay on your purchases and sales of Shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$133	$415	$718	$1,579

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the expense example above, affect the Fund’s performance. During the most recent fiscal year ended October 31, 2025, the Fund’s portfolio turnover rate was 19% of the average value of its portfolio.

Principal Investment Strategies

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks current income while providing exposure to the share price (i.e., the price returns) of the Underlying Security, subject to participation in a portion of potential investment gains. The Fund will employ its investment strategy as it relates to the Underlying Security regardless of whether there are periods of adverse market, economic, or other conditions and will not take temporary defensive positions during such periods. As further described below, the Fund uses either a synthetic covered call strategy or a synthetic covered call spread strategy to seek to generate options premiums and provide indirect exposure to the share price returns of the Underlying Security, subject to participation in a portion of potential investment gains as a result of the nature of the options strategy it employs. That is, the Fund not only seeks to generate options premiums but also aims to derive gains when the value of the Underlying Security increases. The Fund’s options contracts provide:

●	indirect exposure to the share price returns of the Underlying Security,
●	option premiums, and
●	participation in a portion of gains, if any, of the share price returns of the Underlying Security.

For more information, see sections “The Fund’s Use of Underlying Security Option Contracts” and “Synthetic Covered Call Strategy” below.

Why invest in the Fund?

●	The Fund seeks to generate weekly cash distributions, which is not dependent on the price appreciation of the Underlying Security.
●	The Fund seeks to participate in a portion of the gains experienced by the Underlying Security.

That is, although the Fund may not fully participate in gains in the Underlying Security’s stock price, the Fund’s portfolio is designed to generate options premiums.

An Investment in the Fund is not an investment in the Underlying Security.

●	The Fund’s strategy will capture only a portion of its potential gains if the Underlying Security’s stock price increase in value.
●	The Fund’s strategy is subject to all potential losses if the Underlying Security’s stock price decrease in value, which may not be offset by the options premiums received by the Fund.
●	The Fund may from time to time invest directly in the Underlying Security.
●	Fund shareholders are not entitled to any Underlying Security dividends, except to the extent the Fund invests directly in the Underlying Security.

While the Fund seeks to provide current income pursuant to its investment objective, a portion (sometimes significant) of the Fund’s distributions may be classified as return of capital (“ROC”) for financial or tax reporting purposes. Generally speaking, ROC refers to the portion of a distribution from an investment that represents a return of the original investment (principal) rather than income or profit. Accordingly, such distributions do not necessarily reflect the Fund’s income or yield. See the prospectus section titled “Additional Information About the Funds” for more information about option premiums and ROC.

Additional information regarding the Underlying Security is also set forth below.

The Fund’s Use of Underlying Security Option Contracts

As part of the Fund’s synthetic covered call strategy and synthetic covered call spread strategy, the Fund will purchase and sell a combination of standardized exchange-traded and FLexible EXchange® (“FLEX”) call and put option contracts that are based on the value of the price returns of the Underlying Security.

●	In general, an option contract gives the purchaser of the option contract the right to purchase (for a call option) or sell (for a put option) the underlying asset (like shares of the Underlying Security) at a specified price (the “strike price”).
●	If exercised, an option contract obligates the seller to deliver shares (for a sold or “short” call) or buy shares (for a sold or “short” put) of the underlying asset at a specified price (the “strike price”).
●	Options contracts must be exercised or traded to close within a specified time frame, or they expire. See the chart in section “Fund Portfolio” below for a description of the option contracts utilized by the Fund.

Standardized exchange-traded options include standardized terms. FLEX options are also exchange-traded, but they allow for customizable terms (e.g., the strike price can be negotiated). For more information on FLEX options, see “Additional Information about the Funds – Exchange Traded Options Portfolio.”

The Fund’s options contracts are based on the value of the Underlying Security, which gives the Fund the right or obligation to receive or deliver shares of the Underlying Security on the expiration date of the applicable option contract in exchange for the stated strike price, depending on whether the option contract is a call option or a put option, and whether the Fund purchases or sells the option contract.

Covered Call Strategy

In seeking to achieve its investment objective, the Fund may implement a “synthetic covered call” and, to a lesser extent, a “traditional covered call” strategy using the standardized exchange-traded and FLEX options described above.

●	A traditional covered call strategy is an investment strategy where an investor (the Fund) sells a call option on an underlying security it owns.

●	A synthetic covered call strategy is similar to a traditional covered call strategy in that the investor sells a call option that is based on the value of the underlying security. However, in a synthetic covered call strategy, the investor (the Fund) does not own the underlying security, but rather seeks to synthetically replicate 100% of the price movements of the underlying security through the use of various investment instruments.

The Fund’s covered call strategies consists of the following three elements, each of which is described in greater detail farther below:

●	Direct or synthetic long exposure to the Underlying Security, which allows the Fund to seek to participate in the changes, up or down, in the price of shares of the Underlying Security.
●	Covered call writing (where the Underlying Security’s call options are sold against the synthetic long portion of the strategy), which allows the Fund to generate options premiums.
●	U.S. Treasuries, which are used for collateral for the options, and which generate income.

1.	Long Exposure (Synthetic or Direct)

Synthetic Long Exposure: To achieve a synthetic long exposure to the Underlying Security, the Fund will buy the Underlying Security’s call options and, simultaneously, sell the Underlying Security’s put options to try to replicate the price movements of the Underlying Security. The call options purchased by the Fund and the put options sold by the Fund will generally have one-month to six-month terms and strike prices that are approximately equal to the then-current share price of the Underlying Security at the time the contracts are purchased and sold, respectively. The combination of the long call options and sold put options provides the Fund with indirect investment exposure equal to approximately 100% of the Underlying Security for the duration of the applicable options exposure.

In addition, the Fund may use other instruments and transactions to gain synthetic exposure to the Underlying Security. For example, the Fund may enter into swap contracts that provide exposure to the Underlying Security. The Fund also may utilize additional options strategies, including purchasing call options that are “deep in the money” (i.e., the Underlying Security’s price is well above the strike price on the call option).

Direct Long Exposure: The Fund may directly hold equity securities of the Underlying Security.

2.	Covered Call Strategies

Covered Call Strategy

As part of its strategy, the Fund will write (sell) call option contracts on the Underlying Security to generate options premiums. These written call options will generally be sold short (i.e., selling a position it does not currently own). The Fund will seek to participate in the share price appreciation of the Underlying Security, if any. However, due to the nature of covered call strategies, the Fund’s participation may be subject to a cap (as described below). In this strategy, the call options written (sold) by the Fund will generally have 1- month or less expiration dates (the “Call Period”) and generally have a strike price that is approximately 0%-15% above the then-current share price of the Underlying Security.

It is important to note that the sale of the Underlying Security call option contracts will limit the Fund’s participation in the appreciation in the Underlying Security’s stock price. If the stock price of the Underlying Security increases, the above-referenced synthetic long exposure alone would allow the Fund to experience similar percentage gains. However, if the Underlying Security’s stock price appreciates beyond the strike price of one or more of the sold (short) call option contracts, the Fund will lose money on those short call positions, and the losses will, in turn, limit the upside return of the Fund’s synthetic long exposure. As a result, the Fund’s overall strategy (i.e., the combination of the synthetic long exposure to the Underlying Security and the sold (short) the Underlying Security call positions) will limit the Fund’s participation in gains in the Underlying Security’s stock price beyond a certain point.

Covered Call Spread Strategy

The Adviser will employ the Covered Call Spread Strategy when it believes it is a better strategy for the Fund as compared to the Covered Call Strategy. The Fund may write (sell) credit call spreads (described below) rather than stand-alone call option contracts to seek greater participation in the potential appreciation of its Underlying Security’s share price, while still generating net options premiums. The Adviser will primarily employ this covered call spread strategy when it believes that the share price of its Underlying Security is likely to rise significantly in the short term (e.g., following a substantial selloff or overall positive market news). Additionally, the Adviser may use this strategy in other scenarios (e.g., if the market is undervaluing further out-of-the-money options relative to near-the-money options), where it believes the use of credit call spreads may prove more advantageous to the Fund’s total return than the covered call strategy.

A credit call spread involves selling a call option while simultaneously buying a call option with a higher strike price, both with the same expiration date. By writing credit call spreads, the Fund can potentially offset losses incurred from its short call positions if the Underlying Security’s share price rises above the strike price.

3.	U.S. Treasuries

The Fund will hold short-term U.S. Treasury securities as collateral in connection with the Fund’s synthetic covered call strategy. The Fund may also invest in pooled vehicles (e.g., mutual funds and ETFs) that invest in U.S Treasuries.

The Fund intends to continuously maintain exposure to the Underlying Security, primarily through the use of options contracts. As the options contracts it holds are exercised or expire it may enter into new options contracts, a practice referred to as “rolling.” The Fund’s practice of rolling options may result in high portfolio turnover.

Fund’s Weekly Distributions

The Fund will seek to provide weekly cash distributions. The Fund will seek to generate such distributions in the following ways:

●	Writing (selling) call option contracts on its Underlying Security as described above to generate options premiums. A premium, in this context, refers to the price the option buyer pays to the option seller (the Fund) for the rights granted by the option. The amount of these premiums is largely affected by the fluctuations in the Underlying Security’s stock prices. However, other elements like interest rates can also influence the level of premiums.
●	Investing in short-term U.S. Treasury securities. The income generated by these securities will be influenced by interest rates at the time of investment.
●	In addition, the Fund’s use of the Covered Call Spread Strategy may occasionally allow it to capture a substantial portion of any significant increase in the price of its Underlying Security. When this happens, the Fund could receive profits exceeding the initial cost of the call options, and the Fund’s distributions may include some of those profits.

Fund’s Return Profile vs its Underlying Security

For the reasons stated above, the Fund’s performance will differ from that of the Underlying Security’s stock price. The performance differences will depend on, among other things, the price of the Underlying Security, changes in the value of the Underlying Security options contracts the Fund holds, and changes in the value of the U.S. Treasuries.

Fund Portfolio

Principal Holdings
Portfolio Holdings (All derivative instruments are based on the value of the Underlying Security)	Investment Terms	Expected Target Maturity
Purchased call option contracts

“at-the-money” (i.e., the strike price is equal to the then-current share price of the Underlying Security at the time of purchase) to provide indirect exposure to positive price returns of the Underlying Security.

If the Underlying Security share price increases, these options will generate corresponding increases to the Fund.

1-month to 6-month expiration dates
Sold put option contracts

“at-the-money” (i.e., the strike price is equal to the then-current share price of the Underlying Security at the time of sale).

They are sold to help pay for the purchased call options described above.

However, the sold put option contracts provide exposure to the full extent of any share price losses experienced by the Underlying Security.

1-month to 6-month expiration dates
Sold (short) call option contracts (Covered Call Strategy)

The strike price is approximately 0%-15% more than the then-current share price of the Underlying Security at the time of sale.

They generate options premiums. However, they also limit some potential positive returns that the Fund may have otherwise experienced from gains in the Underlying Security’s share price.

1-month or less expiration dates
Sold (short) call option contracts (Covered Call Spread Strategy)

The strike price is approximately 0%-15% more than the then-current share price of the Fund’s Underlying Security at the time of sale.

Sold call option contracts provide inverse exposure to the full extent of any increases in the value experienced by the Fund’s Underlying Security, minus the premium received.

1-month or less expiration dates
Purchased call option contracts (Covered Call Spread Strategy)

“out-of-the-money” (i.e., the strike price is above the strike price of the corresponding Covered Call Spread Strategy sold call).

Bought call option contracts provide exposure to the full extent of any increases in the value experienced by the Fund’s Underlying Security above the option’s strike price.

1-month or less expiration dates
Purchased call option contracts (Deep-in-the-money synthetic long exposure)	“Deep in the money” (i.e., the Underlying Security’s price is well above the strike price on the call option) to provide synthetic long exposure designed to closely track price movements of the Underlying Security. These options are expected to exhibit greater sensitivity to changes in the Underlying Security’s share price than out-of-the-money or at-the-money calls.	1-month to 6-month expiration dates
Swap contracts	The Fund may enter into swap contracts that provide exposure to the Underlying Security’s price movements (and/or total return), generally in exchange for a financing rate and/or other contractual payments. Swap contracts may be used as an alternative or supplement to options positions to obtain exposure to the Underlying Security.	13-month to 60-month terms
Equity securities of the Underlying Security (Direct holdings)	The Fund may purchase and hold shares of the Underlying Security to obtain direct exposure to the Underlying Security’s price movements and any distributions.	NA
U.S Treasury Securities and Cash

Multiple series of U.S. Treasury Bills supported by the full faith and credit of the U.S. government.

These instruments are used as collateral for the Fund’s derivative investments.

They will also generate income.

6-month to 2-year maturities

The market value of the cash and treasuries held by the Fund is generally expected to be between 25% and 100% of the Fund’s net assets and the market value of the options package is generally expected to be between 0% and 50% of the Fund’s net assets (though actual exposures may deviate from these ranges from time to time). In terms of notional value, the combination of these investment instruments provides indirect investment exposure to the Underlying Security equal to at least 95% of the Fund’s total assets.

Under normal circumstances, the Fund will invest at least 80% of its net assets, plus borrowings for investment purposes, in securities and financial instruments that provide indirect exposure to PYPL.

The Fund is classified as “non-diversified” under the 1940 Act.

There is no guarantee that the Fund’s investment strategy will be properly implemented, and an investor may lose some or all of its investment.

PayPal Holdings, Inc. (“PYPL”)

PYPL is a financial technology company operating an online payments system. PYPL is listed on the NASDAQ Global Select Market. Per PYPL’s most recent Form 10-K filing, the aggregate market value of the common stock, as of the most recent available data at time of drafting this prospectus (June 30, 2025), held by non-affiliates of PYPL, was approximately $71.3 billion.

PYPL is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the SEC by PYPL pursuant to the Exchange Act can be located by reference to the SEC file number 001-36859 through the SEC’s website at www.sec.gov. In addition, information regarding PYPL may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

This document relates only to the securities offered hereby and does not relate to PYPL or other securities of PYPL. The Fund has derived all disclosures contained in this document regarding PYPL from the publicly available documents. None of the Fund, the Trust, the Adviser, or their respective affiliates has participated in the preparation of such publicly available offering documents or made any due diligence inquiry regarding such documents with respect to PYPL. None of the Fund, the Trust, the Adviser, or their respective affiliates makes any representation that such publicly available documents or any other publicly available information regarding PYPL is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date hereof (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of PYPL (and therefore the price of the Fund at the time we price the securities) have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of or failure to disclose material future events concerning PYPL could affect the value received with respect to the securities and therefore the value of the securities.

None of the Fund, the Trust, the Adviser, or their respective affiliates makes any representation to you as to the performance of PYPL.

NONE OF THE FUND, TIDAL TRUST II, OR TIDAL INVESTMENTS LLC IS AFFILIATED, CONNECTED, OR ASSOCIATED WITH PYPL. THE FUND WAS NOT DEVELOPED OR CREATED BY, AND IS NOT SPONSORED, ENDORSED, OR APPROVED BY, PYPL.

Moreover, PYPL has not participated in the development of the Fund’s investment strategy. PYPL does not select or approve the Fund’s portfolio holdings, nor does it participate in the construction, design, or implementation of the Fund. PYPL does not provide any assurances, guarantees, or representations regarding the Fund or its performance. Nothing herein shall be construed as an offer of any security by PYPL.

None of the Fund, the Trust, the Adviser, or their respective affiliates claim any ownership interest in any trademarks owned by PayPal Holdings, Inc. or PYPL. All rights in the trademarks are reserved by their respective owners.

Due to the Fund’s investment strategy, the Fund’s investment exposure is concentrated in (or substantially exposed to) the same industry as that assigned to PYPL. As of the date of the Prospectus, PYPL is assigned to the financial services industry.

Principal Investment Risks

The principal risks of investing in the Fund are summarized below. As with any investment, there is a risk that you could lose all or a portion of your investment in the Fund. Some or all of these risks may adversely affect the Fund’s net asset value (“NAV”) per share, trading price, yield, total return, and/or ability to meet its objective. For more information about the risks of investing in the Fund, see the section in the Fund’s Prospectus titled “Additional Information About the Funds—Principal Risks of Investing in the Funds.”

An investment in the Fund entails risk. The Fund may not achieve its investment objective and there is a risk that you could lose all of your money invested in the Fund. The Fund is not a complete investment program. It is important that investors closely review all of the risks listed below and understand them before making an investment in the Fund.

Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which they appear.

PYPL Risk. The Fund invests in options contracts and swaps that are based on the value of PYPL and may also invest directly in PYPL. These investments in options contracts and swaps subject the Fund to certain of the same risks as if it owned shares of PYPL, even though it may not; although at times the Fund may also hold shares of PYPL directly. By virtue of these investments, the Fund may be subject to the following risks:

Indirect Investment in PYPL Risk. PYPL is not affiliated with the Trust, the Fund, the Adviser, or their respective affiliates and is not involved with this offering in any way and has no obligation to consider your Shares in taking any corporate actions that might affect the value of Shares. Investors in the Fund will not have voting rights and will not be able to influence management of PYPL but will be exposed to the performance of PYPL (the underlying stock). Except to the extent the Fund invests directly in PYPL, investors in the Fund will not have rights to receive dividends or other distributions or any other rights with respect to the underlying stock but will be subject to declines in the performance of the underlying stock.

PYPL Trading Risk. The trading price of PYPL may be highly volatile and could continue to be subject to wide fluctuations in response to various factors. The stock market in general, and the market for technology companies in particular, has experienced extreme price and volume fluctuations that have often been unrelated or disproportionate to the operating performance of those companies. In particular, a large proportion of PYPL may be traded by short sellers which may put pressure on the supply and demand for the Class A common stock of PYPL, further influencing volatility in its market price. Public perception and other factors outside of the control of PYPL may additionally impact GOOG’s stock price due to PYPL garnering a disproportionate degree of public attention, regardless of actual operating performance. In addition, in the past, following periods of volatility in the overall market and the market price of a particular company’s securities, securities class action litigation has often been instituted against companies such as these. Moreover, stockholder litigation like this has been filed against PYPL in the past. While PYPL continues to defend such actions, any judgment against PYPL, or any future stockholder litigation could result in substantial costs and a diversion of the management of PYPL’s attention and resources. If PYPL trading is halted, trading in Shares of the Fund may be impacted, either temporarily or indefinitely.

Transaction and Payment Processing Industry Risks. Investing in the transaction and payment processing industry entails several risks. Cyberattacks and security vulnerabilities pose a significant threat, potentially leading to severe damage. Business interruptions or system failures can disrupt company operations, impacting its websites, applications, products, and services. Intense competition, changes in payment card networks or bank fees, and reliance on third-parties contribute to operational risks. Transaction and payment processing companies must continuously adapt to technological developments to offer innovative products and services, as failure to do so may result in declining product usage and revenues. The company is subject to extensive government regulation and compliance requirements, with potential consequences for non-compliance, including significant costs, liabilities, and the need for additional licenses or regulatory approvals. Regional regulations and licensing requirements add complexity, particularly in markets such as the European Economic Area and the United Kingdom, where specific obligations and potential enforcement actions exist. The evolving regulatory landscape and uncertainties surrounding cryptocurrency regulations introduce further risks, potentially leading to additional regulations, licensing requirements, and the need to modify or discontinue cryptocurrency as a payment option or otherwise. Transaction and payment processing companies’ lending activities are subject to federal and state laws, with increasing regulatory focus on consumer lending potentially leading to policy and operational changes. Compliance with privacy and data protection laws is crucial to avoid fines, penalties, and reputational harm. Lastly, a transaction and payment processing company’s international operations expose the company to regulatory scrutiny and global economic conditions.

Financial Services Industry Risk. Financial services companies are subject to extensive governmental regulation which may limit both the amounts and types of loans and other financial commitments they can make, the interest rates and fees they can charge, the scope of their activities, the prices they can charge and the amount of capital they must maintain. Profitability is largely dependent on the availability and cost of capital funds and can fluctuate significantly when interest rates change or due to increased competition. In addition, deterioration of the credit markets generally may cause an adverse impact in a broad range of markets, including U.S. and international credit and interbank money markets generally, thereby affecting a wide range of financial institutions and markets. Certain events in the financial industry may cause an unusually high degree of volatility in the financial markets, both domestic and foreign, and cause certain financial services companies to incur large losses. Securities of financial services companies may experience a dramatic decline in value when such companies experience substantial declines in the valuations of their assets, take action to raise capital (such as the issuance of debt or equity securities), or cease operations. Credit losses resulting from financial difficulties of borrowers and financial losses associated with investment activities can negatively impact the industry. Insurance companies may be subject to severe price competition. Adverse economic, business or political developments could adversely affect financial institutions engaged in mortgage finance or other lending or investing activities directly or indirectly connected to the value of real estate.

Derivatives Risk. Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, or funds (including ETFs), interest rates or indexes. The Fund’s investments in derivatives may pose risks in addition to, and greater than, those associated with directly investing in securities or other ordinary investments, including risk related to the market, imperfect correlation with underlying investments or the Fund’s other portfolio holdings, higher price volatility, lack of availability, counterparty risk, liquidity, valuation and legal restrictions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The use of derivatives may result in larger losses or smaller gains than directly investing in securities. When the Fund uses derivatives, there may be an imperfect correlation between the value of PYPL and the derivative, which may prevent the Fund from achieving its investment objective. Because derivatives often require only a limited initial investment, the use of derivatives may expose the Fund to losses in excess of those amounts initially invested. In addition, the Fund’s investments in derivatives are subject to the following risks:

Options Contracts. The use of options contracts involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, including the anticipated volatility, which are affected by fiscal and monetary policies and by national and international political, changes in the actual or implied volatility or the reference asset, the time remaining until the expiration of the option contract and economic events. For the Fund in particular, the value of the options contracts in which it invests is substantially influenced by the value of PYPL. The Fund may experience substantial downside from specific option positions and certain option positions held by the Fund may expire worthless. The options held by the Fund are exercisable at the strike price on their expiration date. As an option approaches its expiration date, its value typically increasingly moves with the value of the underlying instrument. However, prior to such date, the value of an option generally does not increase or decrease at the same rate at the underlying instrument. There may at times be an imperfect correlation between the movement in the values of options contracts and the underlying instrument, and there may at times not be a liquid secondary market for certain options contracts. The value of the options held by the Fund will be determined based on market quotations or other recognized pricing methods. Additionally, as the Fund intends to continuously maintain indirect exposure to PYPL through the use of options contracts, as the options contracts it holds are exercised or expire it will enter into new options contracts, a practice referred to as “rolling.” If the expiring options contracts do not generate proceeds enough to cover the cost of entering into new options contracts, the Fund may experience losses.

Swap Agreements Risk. The use of swap transactions is a highly specialized activity, which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Whether the Fund will be successful in using swap agreements to achieve its investment goal depends on the ability of the Adviser to structure such swap agreements in accordance with the Fund’s investment objective and to identify counterparties for those swap agreements. If the Adviser is unable to enter into swap agreements that provide leveraged exposure to the Underlying Security, the Fund may not meet its stated investment objective. Additionally, any financing, borrowing or other costs associated with using swap transactions may also have the effect of lowering the Fund’s return.

The swap agreements in which the Fund invests are generally traded in the over-the-counter market, which generally has less transparency than exchange-traded derivatives instruments. In a standard swap transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined reference assets or underlying securities or instruments. The gross return to be exchanged or swapped between the parties is calculated based on a notional amount or the return on or change in value of a particular dollar amount invested in a basket of securities.

If the Underlying Security has a dramatic move that causes a material decline in the Fund’s net assets, the terms of a swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the swap transaction with the Fund. In that event, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve exposure consistent with the Fund’s investment objective. This may prevent the Fund from achieving its objective, even if the Underlying Security later reverses all or a portion of its movement.

Counterparty Risk. The Fund is subject to counterparty risk by virtue of its investments in options contracts. Transactions in some types of derivatives, including options, are required to be centrally cleared (“cleared derivatives”). In a transaction involving cleared derivatives, the Fund’s counterparty is a clearing house rather than a bank or broker. Since the Fund is not a member of clearing houses and only members of a clearing house (“clearing members”) can participate directly in the clearing house, the Fund will hold cleared derivatives through accounts at clearing members. In cleared derivatives positions, the Fund will make payments (including margin payments) to and receive payments from a clearing house through their accounts at clearing members. Customer funds held at a clearing organization in connection with any options contracts are held in a commingled omnibus account and are not identified to the name of the clearing member’s individual customers. As a result, assets deposited by the Fund with any clearing member as margin for options may, in certain circumstances, be used to satisfy losses of other clients of the Fund’s clearing member. In addition, although clearing members guarantee performance of their clients’ obligations to the clearing house, there is a risk that the assets of the Fund might not be fully protected in the event of the clearing member’s bankruptcy, as the Fund would be limited to recovering only a pro rata share of all available funds segregated on behalf of the clearing member’s customers for the relevant account class. The Fund is also subject to the risk that a limited number of clearing members are willing to transact on the Fund’s behalf, which heightens the risks associated with a clearing member’s default. This risk is greater for the Fund as it seeks to hold options contracts on a single security, and not a broader range of options contracts, which may limit the number of clearing members that are willing to transact on the Fund’s behalf. If a clearing member defaults the Fund could lose some or all of the benefits of a transaction entered into by the Fund with the clearing member. If the Fund cannot find a clearing member to transact with on the Fund’s behalf, the Fund may be unable to effectively implement its investment strategy.

Price Participation Risk. The Fund employs an investment strategy that includes the sale of call option contracts, which limits the degree to which the Fund will participate in increases in value experienced by PYPL over the Call Period. This means that if PYPL experiences an increase in value above the strike price of the sold call options during a Call Period, the Fund will likely not experience that increase to the same extent and may significantly underperform PYPL over the Call Period. Additionally, because the Fund is limited in the degree to which it will participate in increases in value experienced by PYPL over each Call Period, but has full exposure to any decreases in value experienced by PYPL over the Call Period, the NAV of the Fund may decrease over any given time period. The Fund’s NAV is dependent on the value of each options portfolio, which is based principally upon the performance of PYPL. The degree of participation in PYPL gains the Fund will experience will depend on prevailing market conditions, especially market volatility, at the time the Fund enters into the sold call option contracts and will vary from Call Period to Call Period. The value of the options contracts is affected by changes in the value and dividend rates of PYPL, changes in interest rates, changes in the actual or perceived volatility of PYPL and the remaining time to the options’ expiration, as well as trading conditions in the options market. As the price of PYPL changes and time moves towards the expiration of each Call Period, the value of the options contracts, and therefore the Fund’s NAV, will change. However, it is not expected for the Fund’s NAV to directly correlate on a day-to-day basis with the returns of PYPL. The amount of time remaining until the options contract’s expiration date affects the impact of the potential options premiums on the Fund’s NAV, which may not be in full effect until the expiration date of the Fund’s options contracts. Therefore, while changes in the price of the PYPL will result in changes to the Fund’s NAV, the Fund generally anticipates that the rate of change in the Fund’s NAV will be different than that experienced by PYPL.

Equity Market Risk. The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual issuers, industries or the stock market as a whole. In addition, equity markets tend to move in cycles which may cause stock prices to fall over a short and extended periods of time. In a declining stock market, stock prices for all companies may decline, regardless of their long-term prospects.

Distribution Risk. The Fund seeks to provide weekly cash distributions. There is no assurance that the Fund will make a distribution in any given week. If the Fund does make distributions, the amounts of such distributions will likely vary greatly from one distribution to the next. Additionally, the weekly distributions, if any, may consist of returns of capital, which would decrease the Fund’s NAV and trading price over time. As a result, an investor may suffer significant losses to their investment. In addition, while the underlying stock may pay dividends, the Fund’s returns will not include any dividends paid by the underlying stock (except to the extent the Fund invests directly in PYPL), and any income generated by the Fund may be less than the income generated by a direct investment in the underlying stock.

NAV Erosion Risk Due to Distributions. When the Fund makes a distribution, the Fund’s NAV will typically drop by the amount of the distribution on the related ex-dividend date. The repeated payment of distributions by the Fund, if any, may significantly erode the Fund’s NAV and trading price over time. As a result, an investor may suffer significant losses to their investment.

Call Strategy Risks. The path dependency (i.e., the continued use) of the Fund’s call writing strategy will impact the extent that the Fund participates in the positive price returns of PYPL and, in turn, the Fund’s returns, both during the term of the sold call options and over longer time periods. If, for example, each month the Fund were to sell 7% out-of-the-money call options having a one-month term, the Fund’s participation in the positive price returns of PYPL will be capped at 7% in any given month. However, over a longer period (e.g., 5 months), the Fund should not be expected to participate fully in the first 35% (i.e., 5 months x 7%) of the positive price returns of PYPL, or the Fund may even lose money, even if the PYPL share price has appreciated by at least that much over such period, if during any month over that period PYPL had a return less than 7%. This example illustrates that both the Fund’s participation in the positive price returns of PYPL and its returns will depend not only on the price of PYPL but also on the path that PYPL takes over time.

Additionally, when implementing the Covered Call Spread Strategy, the use of credit call spreads introduces further complexities and risks. While purchasing a higher-strike call option limits potential losses from the short call position, it also reduces the net premium received, which may result in lower overall returns compared to a stand-alone covered call strategy. If the price of the Underlying Security rises rapidly, the call spread may still cap upside participation, leading to missed profit opportunities. Furthermore, market conditions, such as mispricing between near-the-money and further out-of-the-money options, may impact the effectiveness of the strategy, potentially resulting in lower-than-expected returns or increased losses. The relative pricing of options at different strike levels can vary due to volatility shifts, liquidity constraints, or other market dynamics, adding an additional layer of uncertainty to the Fund’s performance under this strategy.

ETF Risks.

Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that are authorized to purchase and redeem Shares directly from the Fund (known as “Authorized Participants” or “APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services; or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

Cash Redemption Risk. The Fund’s investment strategy may require it to redeem Shares for cash or to otherwise include cash as part of its redemption proceeds. For example, the Fund may not be able to redeem in-kind certain securities held by the Fund (e.g., derivative instruments). In such a case, the Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used. By paying out higher annual capital gain distributions, investors may be subjected to increased capital gains taxes. Additionally, there may be brokerage costs or taxable gains or losses that may be imposed on the Fund in connection with a cash redemption that may not have occurred if the Fund had made a redemption in-kind. These costs could decrease the value of the Fund to the extent they are not offset by a transaction fee payable by an AP.

Costs of Buying or Selling Shares. Buying or selling Shares involves certain costs, including brokerage commissions, other charges imposed by brokers, and bid-ask spreads. The bid-ask spread represents the difference between the price at which an investor is willing to buy Shares and the price at which an investor is willing to sell Shares. The spread varies over time based on the Shares’ trading volume and market liquidity. The spread is generally lower if Shares have more trading volume and market liquidity and higher if Shares have little trading volume and market liquidity. Due to the costs of buying or selling Shares, frequent trading of Shares may reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

Management Risk. The Fund is subject to management risk because it is an actively managed portfolio. In managing the Fund’s investment portfolio, the portfolio managers will apply investment techniques and risk analyses that may not produce the desired result. There can be no guarantee that the Fund will meet its investment objective.

Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant.

Trading. Although Shares are listed on a national securities exchange, such as NYSE Arca, Inc. (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that an active trading market for the Shares will develop or be maintained or that the Shares will trade with any volume, or at all, on any stock exchange. This risk may be greater for the Fund as it seeks to have exposure to a single underlying stock as opposed to a more diverse portfolio like a traditional pooled investment. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares. Shares trade on the Exchange at a market price that may be below, at or above the Fund’s NAV. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. In addition, trading in Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange “circuit breaker” rules. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged. In the event of an unscheduled market close for options contracts that reference a single stock, such as PYPL’s securities being halted or a market wide closure, settlement prices will be determined by the procedures of the listing exchange of the options contracts. As a result, the Fund could be adversely affected and be unable to implement its investment strategies in the event of an unscheduled closing.

Economic and Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in the Fund’s portfolio may underperform in comparison to securities in the general financial markets, a particular financial market, or other asset classes, due to a number of factors, including inflation (or expectations for inflation), deflation (or expectations for deflation), interest rates, global demand for particular products or resources, market instability, financial system instability, debt crises and downgrades, embargoes, tariffs, sanctions and other trade barriers, regulatory events, other governmental trade or market control programs and related geopolitical events. In addition, the value of the Fund’s investments may be negatively affected by the occurrence of global events such as war, terrorism, environmental disasters, natural disasters or events, country instability, and infectious disease epidemics or pandemics. The imposition by the U.S. of tariffs on goods imported from foreign countries and reciprocal tariffs levied on U.S. goods by those countries also may lead to volatility and instability in domestic and foreign markets.

High Portfolio Turnover Risk. The Fund may actively and frequently trade all or a significant portion of the Fund’s holdings. A high portfolio turnover rate increases transaction costs, which may increase the Fund’s expenses. Frequent trading may also cause adverse tax consequences for investors in the Fund due to an increase in short-term capital gains.

Inflation Risk. Inflation risk is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the present value of the Fund’s assets and distributions, if any, may decline.

Liquidity Risk. Some securities held by the Fund, including options contracts, may be difficult to sell or be illiquid, particularly during times of market turmoil. This risk is greater for the Fund as it will hold options contracts on a single security, and not a broader range of options contracts. Markets for securities or financial instruments could be disrupted by a number of events, including, but not limited to, an economic crisis, natural disasters, epidemics/pandemics, new legislation or regulatory changes inside or outside the United States. Illiquid securities may be difficult to value, especially in changing or volatile markets. If the Fund is forced to sell an illiquid security at an unfavorable time or price, the Fund may be adversely impacted. Certain market conditions or restrictions, such as market rules related to short sales, may prevent the Fund from limiting losses, realizing gains or achieving a high correlation with PYPL. There is no assurance that a security that is deemed liquid when purchased will continue to be liquid. Market illiquidity may cause losses for the Fund.

Money Market Instrument Risk. The Fund may use a variety of money market instruments for cash management purposes, including money market funds, depositary accounts and repurchase agreements. Repurchase agreements are contracts in which a seller of securities agrees to buy the securities back at a specified time and price. Repurchase agreements may be subject to market and credit risk related to the collateral securing the repurchase agreement. Money market instruments, including money market funds, may lose money through fees or other means.

Non-Diversification Risk. Because the Fund is “non-diversified,” it may invest a greater percentage of its assets in the securities of a single issuer or a smaller number of issuers than if it was a diversified fund. As a result, a decline in the value of an investment in a single issuer or a smaller number of issuers could cause the Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio. This may increase the Fund’s volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund’s performance.

Operational Risk. The Fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect the Fund’s ability to meet its investment objective. Although the Fund, and Adviser seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

Single Issuer Risk. Issuer-specific attributes may cause an investment in the Fund to be more volatile than a traditional pooled investment which diversifies risk or the market generally. The value of the Fund, which focuses on an individual security (PYPL), may be more volatile than a traditional pooled investment or the market as a whole and may perform differently from the value of a traditional pooled investment or the market as a whole.

Tax Risk. The Fund intends to elect and to qualify each year to be treated as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (“Code”). As a RIC, the Fund will not be subject to U.S. federal income tax on the portion of its net investment income and net capital gain that it distributes to Shareholders, provided that it satisfies certain requirements of the Code. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund’s taxable income will be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. To comply with the asset diversification test applicable to a RIC, the Fund will attempt to ensure that the value of options it holds is never 25% of the total value of Fund assets at the close of any quarter. If the Fund’s investments in options were to exceed 25% of the Fund’s total assets at the end of a tax quarter, the Fund, generally, has a grace period to cure such lack of compliance. If the Fund fails to timely cure, it may no longer be eligible to be treated as a RIC.

U.S. Government and U.S. Agency Obligations Risk. The Fund may invest in securities issued by the U.S. government or its agencies or instrumentalities. U.S. Government obligations include securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, such as the U.S. Treasury. Payment of principal and interest on U.S. Government obligations may be backed by the full faith and credit of the United States or may be backed solely by the issuing or guaranteeing agency or instrumentality itself. In the latter case, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, which agency or instrumentality may be privately owned. There can be no assurance that the U.S. Government would provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) where it is not obligated to do so.

Performance

The following performance information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance over time. The following bar chart shows the Fund’s annual returns. The table illustrates how the Fund’s average annual returns for the 1-year and since inception periods compare with those of a broad measure of market performance. Although past performance of the Fund is no guarantee of how it will perform in the future, historical performance may give you some indication of the risks of investing in the Fund. Updated performance information is available on the Fund’s website at www.yieldmaxetfs.com.

Calendar Year Ended December 31 ,

50%
40%
30%
20%
10%
0%
-10%
-20%
-30%
-40%
44.69%
-29.52%
2024
2025

During the period of time shown in the bar chart, the Fund’s highest quarterly return was 34.82% for the quarter ended September 30, 2024 and the lowest quarterly return was -19.37% for the quarter ended March 31,2025.

Average Annual Total Returns

For the Periods Ended December 31, 2025

	1 Year	Since Inception September 25, 2023
Return Before Taxes	-29.52%	3.53%
Return After Taxes on Distributions	-29.52%	-5.38%
Return After Taxes on Distributions and Sale of Fund Shares	-17.48%	-0.14%
S&P 500® Total Return Index (reflects no deduction for fees, expenses, or taxes)(1)	17.88%	23.99%

(1)	The S&P 500® Total Return Index is a free-float market capitalization-weighted index of 500 of the largest U.S. companies. The index is calculated on a total return basis with dividends reinvested.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period covered by the table above and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Shares through tax-deferred or other tax-advantaged arrangements such as an individual retirement account (“IRA”).

Management

Investment Adviser: Tidal Investments LLC (the “Adviser”) serves as investment adviser to the Fund.

Portfolio Managers:

The following individuals are jointly and primarily responsible for the day-to-day management of the Fund.

Jay Pestrichelli, Portfolio Manager for the Adviser, has been a portfolio manager of the Fund since its inception in 2023.

Scott Snyder, Portfolio Manager for the Adviser, has been a portfolio manager of the Fund since February of 2026.

Matt Brandt, Portfolio Manager for the Adviser, has been a portfolio manager of the Fund since February of 2026.

Purchase and Sale of Shares

The Fund issues and redeems Shares at NAV only in large blocks known as “Creation Units,” which only Authorized Participants (APs) (typically, broker-dealers) may purchase or redeem. The Fund generally issues and redeems Creation Units in exchange for a portfolio of securities (the “Deposit Securities”) and/or a designated amount of U.S. cash.

Shares are listed on the Exchange, and individual Shares may only be bought and sold in the secondary market through brokers at market prices, rather than NAV. Because Shares trade at market prices rather than NAV, Shares may trade at a price greater than NAV (premium) or less than NAV (discount).

An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Shares (the “bid” price) and the lowest price a seller is willing to accept for Shares (the “ask” price) when buying or selling Shares in the secondary market. This difference in bid and ask prices is often referred to as the “bid-ask spread.”

Information regarding the Fund’s NAV, market price, how often Shares traded on the Exchange at a premium or discount, and the median bid-ask spreads can be found on the Fund’s website at www.yieldmaxetfs.com.

Tax Information

Fund distributions are generally taxable as ordinary income, qualified dividend income, or capital gains (or a combination), unless an investment is in an individual retirement account (“IRA”) or other tax-advantaged account. Distributions on investments made through tax-deferred arrangements may be taxed later upon withdrawal of assets from those accounts.

Financial Intermediary Compensation

If you purchase Shares through a broker-dealer or other financial intermediary (such as a bank) (an “Intermediary”), the Adviser or its affiliates may pay Intermediaries for certain activities related to the Fund, including participation in activities that are designed to make Intermediaries more knowledgeable about exchange-traded products, including the Fund, or for other activities, such as marketing, educational training, or other initiatives related to the sale or promotion of Shares. These payments may create a conflict of interest by influencing the Intermediary and your salesperson to recommend the Fund over another investment. Any such arrangements do not result in increased Fund expenses. Ask your salesperson or visit the Intermediary’s website for more information.

YieldMax® ROKU Option Income Strategy ETF - FUND SUMMARY

Investment Objective

The Fund’s primary investment objective is to seek current income. The Fund’s secondary investment objective is to seek exposure to the share price of the common stock of ROKU, Inc. (“ROKU” or “Underlying Security”), subject to a limit on potential investment gains.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Annual Fund Operating Expenses(1) (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.99%
Distribution and Service (12b-1) Fees	None
Other Expenses(2)	0.00%
Total Annual Fund Operating Expenses	0.99%

(1)	The Fund’s investment adviser, Tidal Investments LLC (the “Adviser”), a Tidal Financial Group company, will pay, or require a sub-adviser to pay, all expenses incurred by the Fund (except for advisory fees and sub-advisory fees, as the case may be) excluding interest charges on any borrowings made for investment purposes, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the “1940 Act”), and litigation expenses and other non-routine or extraordinary expenses.
(2)	Based on estimated amounts for the current fiscal year.

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem or hold all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example does not take into account brokerage commissions that you may pay on your purchases and sales of Shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$101	$315

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the expense example above, affect the Fund’s performance. Because the Fund has not commenced operations as of the date of this Prospectus, portfolio turnover information is not yet available.

Principal Investment Strategies

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks current income while providing exposure to the share price (i.e., the price returns) of the Underlying Security, subject to participation in a portion of potential investment gains. The Fund will employ its investment strategy as it relates to the Underlying Security regardless of whether there are periods of adverse market, economic, or other conditions and will not take temporary defensive positions during such periods. As further described below, the Fund uses either a synthetic covered call strategy or a synthetic covered call spread strategy to seek to generate options premiums and provide indirect exposure to the share price returns of the Underlying Security, subject to participation in a portion of potential investment gains as a result of the nature of the options strategy it employs. That is, the Fund not only seeks to generate options premiums but also aims to derive gains when the value of the Underlying Security increases. The Fund’s options contracts provide:

●	indirect exposure to the share price returns of the Underlying Security,
●	option premiums, and
●	participation in a portion of gains, if any, of the share price returns of the Underlying Security.

For more information, see sections “The Fund’s Use of Underlying Security Option Contracts” and “Synthetic Covered Call Strategy” below.

Why invest in the Fund?

●	The Fund seeks to generate weekly cash distributions, which is not dependent on the price appreciation of the Underlying Security.
●	The Fund seeks to participate in a portion of the gains experienced by the Underlying Security.

That is, although the Fund may not fully participate in gains in the Underlying Security’s stock price, the Fund’s portfolio is designed to generate options premiums.

An Investment in the Fund is not an investment in the Underlying Security.

●	The Fund’s strategy will capture only a portion of its potential gains if the Underlying Security’s stock price increase in value.
●	The Fund’s strategy is subject to all potential losses if the Underlying Security’s stock price decrease in value, which may not be offset by the options premiums received by the Fund.
●	The Fund may from time to time invest directly in the Underlying Security.
●	Fund shareholders are not entitled to any Underlying Security dividends, except to the extent the Fund invests directly in the Underlying Security.

While the Fund seeks to provide current income pursuant to its investment objective, a portion (sometimes significant) of the Fund’s distributions may be classified as return of capital (“ROC”) for financial or tax reporting purposes. Generally speaking, ROC refers to the portion of a distribution from an investment that represents a return of the original investment (principal) rather than income or profit. Accordingly, such distributions do not necessarily reflect the Fund’s income or yield. See the prospectus section titled “Additional Information About the Funds” for more information about option premiums and ROC.

Additional information regarding the Underlying Security is also set forth below.

The Fund’s Use of Underlying Security Option Contracts

As part of the Fund’s synthetic covered call strategy and synthetic covered call spread strategy, the Fund will purchase and sell a combination of standardized exchange-traded and FLexible EXchange® (“FLEX”) call and put option contracts that are based on the value of the price returns of the Underlying Security.

●	In general, an option contract gives the purchaser of the option contract the right to purchase (for a call option) or sell (for a put option) the underlying asset (like shares of the Underlying Security) at a specified price (the “strike price”).
●	If exercised, an option contract obligates the seller to deliver shares (for a sold or “short” call) or buy shares (for a sold or “short” put) of the underlying asset at a specified price (the “strike price”).
●	Options contracts must be exercised or traded to close within a specified time frame, or they expire. See the chart in section “Fund Portfolio” below for a description of the option contracts utilized by the Fund.

Standardized exchange-traded options include standardized terms. FLEX options are also exchange-traded, but they allow for customizable terms (e.g., the strike price can be negotiated). For more information on FLEX options, see “Additional Information about the Funds – Exchange Traded Options Portfolio.”

The Fund’s options contracts are based on the value of the Underlying Security, which gives the Fund the right or obligation to receive or deliver shares of the Underlying Security on the expiration date of the applicable option contract in exchange for the stated strike price, depending on whether the option contract is a call option or a put option, and whether the Fund purchases or sells the option contract.

Covered Call Strategy

In seeking to achieve its investment objective, the Fund may implement a “synthetic covered call” and, to a lesser extent, a “traditional covered call” strategy using the standardized exchange-traded and FLEX options described above.

●	A traditional covered call strategy is an investment strategy where an investor (the Fund) sells a call option on an underlying security it owns.
●	A synthetic covered call strategy is similar to a traditional covered call strategy in that the investor sells a call option that is based on the value of the underlying security. However, in a synthetic covered call strategy, the investor (the Fund) does not own the underlying security, but rather seeks to synthetically replicate 100% of the price movements of the underlying security through the use of various investment instruments.

The Fund’s covered call strategies consists of the following three elements, each of which is described in greater detail farther below:

●	Direct or synthetic long exposure to the Underlying Security, which allows the Fund to seek to participate in the changes, up or down, in the price of shares of the Underlying Security.
●	Covered call writing (where the Underlying Security’s call options are sold against the synthetic long portion of the strategy), which allows the Fund to generate options premiums.
●	U.S. Treasuries, which are used for collateral for the options, and which generate income.

1.	Long Exposure (Synthetic or Direct)

Synthetic Long Exposure: To achieve a synthetic long exposure to the Underlying Security, the Fund will buy the Underlying Security’s call options and, simultaneously, sell the Underlying Security’s put options to try to replicate the price movements of the Underlying Security. The call options purchased by the Fund and the put options sold by the Fund will generally have one-month to six-month terms and strike prices that are approximately equal to the then-current share price of the Underlying Security at the time the contracts are purchased and sold, respectively. The combination of the long call options and sold put options provides the Fund with indirect investment exposure equal to approximately 100% of the Underlying Security for the duration of the applicable options exposure.

In addition, the Fund may use other instruments and transactions to gain synthetic exposure to the Underlying Security. For example, the Fund may enter into swap contracts that provide exposure to the Underlying Security. The Fund also may utilize additional options strategies, including purchasing call options that are “deep in the money” (i.e., the Underlying Security’s price is well above the strike price on the call option).

Direct Long Exposure: The Fund may directly hold equity securities of the Underlying Security.

2.	Covered Call Strategies

Covered Call Strategy

As part of its strategy, the Fund will write (sell) call option contracts on the Underlying Security to generate options premiums. These written call options will generally be sold short (i.e., selling a position it does not currently own). The Fund will seek to participate in the share price appreciation of the Underlying Security, if any. However, due to the nature of covered call strategies, the Fund’s participation may be subject to a cap (as described below). In this strategy, the call options written (sold) by the Fund will generally have 1- month or less expiration dates (the “Call Period”) and generally have a strike price that is approximately 0%-15% above the then-current share price of the Underlying Security.

It is important to note that the sale of the Underlying Security call option contracts will limit the Fund’s participation in the appreciation in the Underlying Security’s stock price. If the stock price of the Underlying Security increases, the above-referenced synthetic long exposure alone would allow the Fund to experience similar percentage gains. However, if the Underlying Security’s stock price appreciates beyond the strike price of one or more of the sold (short) call option contracts, the Fund will lose money on those short call positions, and the losses will, in turn, limit the upside return of the Fund’s synthetic long exposure. As a result, the Fund’s overall strategy (i.e., the combination of the synthetic long exposure to the Underlying Security and the sold (short) the Underlying Security call positions) will limit the Fund’s participation in gains in the Underlying Security’s stock price beyond a certain point.

Covered Call Spread Strategy

The Adviser will employ the Covered Call Spread Strategy when it believes it is a better strategy for the Fund as compared to the Covered Call Strategy. The Fund may write (sell) credit call spreads (described below) rather than stand-alone call option contracts to seek greater participation in the potential appreciation of its Underlying Security’s share price, while still generating net options premiums. The Adviser will primarily employ this covered call spread strategy when it believes that the share price of its Underlying Security is likely to rise significantly in the short term (e.g., following a substantial selloff or overall positive market news). Additionally, the Adviser may use this strategy in other scenarios (e.g., if the market is undervaluing further out-of-the-money options relative to near-the-money options), where it believes the use of credit call spreads may prove more advantageous to the Fund’s total return than the covered call strategy.

A credit call spread involves selling a call option while simultaneously buying a call option with a higher strike price, both with the same expiration date. By writing credit call spreads, the Fund can potentially offset losses incurred from its short call positions if the Underlying Security’s share price rises above the strike price.

3.	U.S. Treasuries

The Fund will hold short-term U.S. Treasury securities as collateral in connection with the Fund’s synthetic covered call strategy. The Fund may also invest in pooled vehicles (e.g., mutual funds and ETFs) that invest in U.S Treasuries.

The Fund intends to continuously maintain exposure to the Underlying Security, primarily through the use of options contracts. As the options contracts it holds are exercised or expire it may enter into new options contracts, a practice referred to as “rolling.” The Fund’s practice of rolling options may result in high portfolio turnover.

Fund’s Weekly Distributions

The Fund will seek to provide weekly cash distributions. The Fund will seek to generate such distributions in the following ways:

●	Writing (selling) call option contracts on its Underlying Security as described above to generate options premiums. A premium, in this context, refers to the price the option buyer pays to the option seller (the Fund) for the rights granted by the option. The amount of these premiums is largely affected by the fluctuations in the Underlying Security’s stock prices. However, other elements like interest rates can also influence the level of premiums.
●	Investing in short-term U.S. Treasury securities. The income generated by these securities will be influenced by interest rates at the time of investment.
●	In addition, the Fund’s use of the Covered Call Spread Strategy may occasionally allow it to capture a substantial portion of any significant increase in the price of its Underlying Security. When this happens, the Fund could receive profits exceeding the initial cost of the call options, and the Fund’s distributions may include some of those profits.

Fund’s Return Profile vs its Underlying Security

For the reasons stated above, the Fund’s performance will differ from that of the Underlying Security’s stock price. The performance differences will depend on, among other things, the price of the Underlying Security, changes in the value of the Underlying Security options contracts the Fund holds, and changes in the value of the U.S. Treasuries.

Fund Portfolio

Principal Holdings
Portfolio Holdings (All derivative instruments are based on the value of the Underlying Security)	Investment Terms	Expected Target Maturity
Purchased call option contracts

“at-the-money” (i.e., the strike price is equal to the then-current share price of the Underlying Security at the time of purchase) to provide indirect exposure to positive price returns of the Underlying Security.

If the Underlying Security share price increases, these options will generate corresponding increases to the Fund.

1-month to 6-month expiration dates
Sold put option contracts

“at-the-money” (i.e., the strike price is equal to the then-current share price of the Underlying Security at the time of sale).

They are sold to help pay for the purchased call options described above.

However, the sold put option contracts provide exposure to the full extent of any share price losses experienced by the Underlying Security.

1-month to 6-month expiration dates
Sold (short) call option contracts (Covered Call Strategy)

The strike price is approximately 0%-15% more than the then-current share price of the Underlying Security at the time of sale.

They generate options premiums. However, they also limit some potential positive returns that the Fund may have otherwise experienced from gains in the Underlying Security’s share price.

1-month or less expiration dates
Sold (short) call option contracts (Covered Call Spread Strategy)

The strike price is approximately 0%-15% more than the then-current share price of the Fund’s Underlying Security at the time of sale.

Sold call option contracts provide inverse exposure to the full extent of any increases in the value experienced by the Fund’s Underlying Security, minus the premium received.

1-month or less expiration dates
Purchased call option contracts (Covered Call Spread Strategy)

“out-of-the-money” (i.e., the strike price is above the strike price of the corresponding Covered Call Spread Strategy sold call).

Bought call option contracts provide exposure to the full extent of any increases in the value experienced by the Fund’s Underlying Security above the option’s strike price.

1-month or less expiration dates
Purchased call option contracts (Deep-in-the-money synthetic long exposure)	“Deep in the money” (i.e., the Underlying Security’s price is well above the strike price on the call option) to provide synthetic long exposure designed to closely track price movements of the Underlying Security. These options are expected to exhibit greater sensitivity to changes in the Underlying Security’s share price than out-of-the-money or at-the-money calls.	1-month to 6-month expiration dates
Swap contracts	The Fund may enter into swap contracts that provide exposure to the Underlying Security’s price movements (and/or total return), generally in exchange for a financing rate and/or other contractual payments. Swap contracts may be used as an alternative or supplement to options positions to obtain exposure to the Underlying Security.	13-month to 60-month terms
Equity securities of the Underlying Security (Direct holdings)	The Fund may purchase and hold shares of the Underlying Security to obtain direct exposure to the Underlying Security’s price movements and any distributions.	NA
U.S Treasury Securities and Cash

Multiple series of U.S. Treasury Bills supported by the full faith and credit of the U.S. government.

These instruments are used as collateral for the Fund’s derivative investments.

They will also generate income.

6-month to 2-year maturities

The market value of the cash and treasuries held by the Fund is generally expected to be between 25% and 100% of the Fund’s net assets and the market value of the options package is generally expected to be between 0% and 50% of the Fund’s net assets (though actual exposures may deviate from these ranges from time to time). In terms of notional value, the combination of these investment instruments provides indirect investment exposure to the Underlying Security equal to at least 95% of the Fund’s total assets.

Under normal circumstances, the Fund will invest at least 80% of its net assets, plus borrowings for investment purposes, in securities and financial instruments that provide indirect exposure to ROKU.

The Fund is classified as “non-diversified” under the 1940 Act.

There is no guarantee that the Fund’s investment strategy will be properly implemented, and an investor may lose some or all of its investment.

ROKU, Inc. (“ROKU”)

ROKU is a TV streaming platform in the United States and internationally. ROKU is listed on The Nasdaq Global Select Market. Per ROKU’s most recent Form 10-K filing, the aggregate market value of the voting stock held by non-affiliates of ROKU, as of the most recent available data at time of drafting this prospectus (June 30, 2025), was approximately $9.7 billion.

ROKU is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the SEC by ROKU pursuant to the Exchange Act can be located by reference to the SEC file number 001-38211 through the SEC’s website at www.sec.gov. In addition, information regarding ROKU may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

This document relates only to the securities offered hereby and does not relate to ROKU or other securities of ROKU. The Fund has derived all disclosures contained in this document regarding ROKU from publicly available documents None of the Fund, the Trust, the Adviser, or their respective affiliates has participated in the preparation of such publicly available offering documents or made any due diligence inquiry regarding such documents with respect to ROKU. None of the Fund, the Trust, the Adviser, or their respective affiliates makes any representation that such publicly available documents or any other publicly available information regarding ROKU is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date hereof (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of ROKU (and therefore the price of the Fund at the time we price the securities) have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of or failure to disclose material future events concerning ROKU could affect the value received with respect to the securities and therefore the value of the securities.

None of the Fund, the Trust, the Adviser, or their respective affiliates makes any representation to you as to the performance of ROKU.

NONE OF THE FUND, TIDAL TRUST II, OR TIDAL INVESTMENTS LLC IS AFFILIATED, CONNECTED, OR ASSOCIATED WITH ROKU. THE FUND WAS NOT DEVELOPED OR CREATED BY, AND IS NOT SPONSORED, ENDORSED, OR APPROVED BY, ROKU.

Moreover, ROKU has not participated in the development of the Fund’s investment strategy. ROKU does not select or approve the Fund’s portfolio holdings, nor does it participate in the construction, design, or implementation of the Fund. ROKU does not provide any assurances, guarantees, or representations regarding the Fund or its performance. Nothing herein shall be construed as an offer of any security by ROKU.

None of the Fund, the Trust, the Adviser, or their respective affiliates claim any ownership interest in any trademarks owned by ROKU, Inc. or ROKU. All rights in the trademarks are reserved by their respective owners.

Due to the Fund’s investment strategy, the Fund’s investment exposure is concentrated in (or substantially exposed to) the same industry as that assigned to ROKU. As of the date of the Prospectus, ROKU is assigned to the entertainment industry.

Principal Investment Risks

The principal risks of investing in the Fund are summarized below. As with any investment, there is a risk that you could lose all or a portion of your investment in the Fund. Some or all of these risks may adversely affect the Fund’s net asset value (“NAV”) per share, trading price, yield, total return, and/or ability to meet its objective. For more information about the risks of investing in the Fund, see the section in the Fund’s Prospectus titled “Additional Information About the Funds—Principal Risks of Investing in the Funds.”

An investment in the Fund entails risk. The Fund may not achieve its investment objective and there is a risk that you could lose all of your money invested in the Fund. The Fund is not a complete investment program. It is important that investors closely review all of the risks listed below and understand them before making an investment in the Fund.

Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which they appear.

ROKU Risk. The Fund invests in options contracts and swaps that are based on the value of ROKU and may also invest directly in ROKU. These investments in options contracts and swaps subject the Fund to certain of the same risks as if it owned shares of ROKU, even though it may not; although at times the Fund may also hold shares of ROKU directly. By virtue of these investments, the Fund may be subject to the following risks:

Indirect Investment in ROKU Risk. ROKU is not affiliated with the Trust, the Fund, the Adviser, or their respective affiliates and is not involved with this offering in any way and has no obligation to consider your Shares in taking any corporate actions that might affect the value of Shares. Investors in the Fund will not have voting rights and will not be able to influence the management of ROKU but will be exposed to the performance of ROKU (the underlying stock). Except to the extent the Fund invests directly in ROKU, investors in the Fund will not have rights to receive dividends or other distributions or any other rights with respect to the underlying stock but will be subject to declines in the performance of the underlying stock.

ROKU Trading Risk. The trading price of ROKU may exhibit high volatility and could continue to experience wide fluctuations due to various factors. The stock market at large, and the market for entertainment companies specifically, has seen extreme price and volume fluctuations often unrelated or disproportionate to the operating performance of these entities. Notably, a sizable proportion of ROKU shares may be traded by short sellers, potentially impacting the supply and demand for ROKU’s common stock and further influencing volatility in its market price. Public perception and other external factors beyond ROKU’s control may also impact ROKU’s stock price, especially given ROKU attracting a disproportionate degree of public attention, irrespective of actual operating performance. Furthermore, in the past, following periods of market volatility and fluctuation in a company’s stock price, securities class action litigation has often been initiated against such companies. Similar stockholder litigation has been filed against ROKU previously. While ROKU continues to defend against such actions, any adverse judgment, or any future stockholder litigation could result in substantial costs and divert the management of ROKU’s focus and resources. In the event trading of ROKU is halted, trading in shares of the Fund may be affected, either temporarily or indefinitely.

ROKU Performance Risk. ROKU may fail to meet its publicly announced guidelines or other expectations about its business, which could cause the price of ROKU to decline. ROKU provides guidance regarding its expected financial and business performance, such as projections regarding sales and production, as well as anticipated future revenues, gross margins, profitability and cash flows. Correctly identifying key factors affecting business conditions and predicting future events is inherently an uncertain process, and the guidance ROKU provides may not ultimately be accurate and has in the past been inaccurate in certain respects, such as the timing of new product manufacturing ramps. The guidance is based on certain assumptions such as those relating to global and local economic conditions, anticipated production and sales volumes (which generally are not linear throughout a given period), average sales prices, supplier and commodity costs, and planned cost reductions. If ROKU’s guidance is not accurate or varies from actual results due to its inability to meet the assumptions or the impact on its financial performance that could occur as a result of various risks and uncertainties, the market value of common stock issued by ROKU could decline significantly.

Entertainment Industry Risk: The entertainment industry, which is a separate industry within the communication services sector, is highly competitive and relies on consumer spending and the availability of disposable income for success. The prices of the securities of companies in the entertainment industry may fluctuate widely due to competitive pressures, heavy expenses incurred for research and development of products, problems related to bringing products to market, consumer preferences and rapid obsolescence of products. Legislative or regulatory changes and increased government supervision also may affect companies in the entertainment industry.

Derivatives Risk. Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, or funds (including ETFs), interest rates or indexes. The Fund’s investments in derivatives may pose risks in addition to, and greater than, those associated with directly investing in securities or other ordinary investments, including risk related to the market, imperfect correlation with underlying investments or the Fund’s other portfolio holdings, higher price volatility, lack of availability, counterparty risk, liquidity, valuation and legal restrictions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The use of derivatives may result in larger losses or smaller gains than directly investing in securities. When the Fund uses derivatives, there may be an imperfect correlation between the value of ROKU and the derivative, which may prevent the Fund from achieving its investment objective. Because derivatives often require only a limited initial investment, the use of derivatives may expose the Fund to losses in excess of those amounts initially invested. In addition, the Fund’s investments in derivatives are subject to the following risks:

Options Contracts. The use of options contracts involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, including the anticipated volatility, which are affected by fiscal and monetary policies and by national and international political, changes in the actual or implied volatility or the reference asset, the time remaining until the expiration of the option contract and economic events. For the Fund in particular, the value of the options contracts in which it invests is substantially influenced by the value of ROKU. The Fund may experience substantial downside from specific option positions and certain option positions held by the Fund may expire worthless. The options held by the Fund are exercisable at the strike price on their expiration date. As an option approaches its expiration date, its value typically increasingly moves with the value of the underlying instrument. However, prior to such date, the value of an option generally does not increase or decrease at the same rate at the underlying instrument. There may at times be an imperfect correlation between the movement in the values of options contracts and the underlying instrument, and there may at times not be a liquid secondary market for certain options contracts. The value of the options held by the Fund will be determined based on market quotations or other recognized pricing methods. Additionally, as the Fund intends to continuously maintain indirect exposure to ROKU through the use of options contracts, as the options contracts it holds are exercised or expire it will enter into new options contracts, a practice referred to as “rolling.” If the expiring options contracts do not generate proceeds enough to cover the cost of entering into new options contracts, the Fund may experience losses.

Swap Agreements Risk. The use of swap transactions is a highly specialized activity, which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Whether the Fund will be successful in using swap agreements to achieve its investment goal depends on the ability of the Adviser to structure such swap agreements in accordance with the Fund’s investment objective and to identify counterparties for those swap agreements. If the Adviser is unable to enter into swap agreements that provide leveraged exposure to the Underlying Security, the Fund may not meet its stated investment objective. Additionally, any financing, borrowing or other costs associated with using swap transactions may also have the effect of lowering the Fund’s return.

The swap agreements in which the Fund invests are generally traded in the over-the-counter market, which generally has less transparency than exchange-traded derivatives instruments. In a standard swap transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined reference assets or underlying securities or instruments. The gross return to be exchanged or swapped between the parties is calculated based on a notional amount or the return on or change in value of a particular dollar amount invested in a basket of securities.

If the Underlying Security has a dramatic move that causes a material decline in the Fund’s net assets, the terms of a swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the swap transaction with the Fund. In that event, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve exposure consistent with the Fund’s investment objective. This may prevent the Fund from achieving its objective, even if the Underlying Security later reverses all or a portion of its movement.

Counterparty Risk. The Fund is subject to counterparty risk by virtue of its investments in options contracts. Transactions in some types of derivatives, including options, are required to be centrally cleared (“cleared derivatives”). In a transaction involving cleared derivatives, the Fund’s counterparty is a clearing house rather than a bank or broker. Since the Fund is not a member of clearing houses and only members of a clearing house (“clearing members”) can participate directly in the clearing house, the Fund will hold cleared derivatives through accounts at clearing members. In cleared derivatives positions, the Fund will make payments (including margin payments) to and receive payments from a clearing house through their accounts at clearing members. Customer funds held at a clearing organization in connection with any options contracts are held in a commingled omnibus account and are not identified to the name of the clearing member’s individual customers. As a result, assets deposited by the Fund with any clearing member as margin for options may, in certain circumstances, be used to satisfy losses of other clients of the Fund’s clearing member. In addition, although clearing members guarantee performance of their clients’ obligations to the clearing house, there is a risk that the assets of the Fund might not be fully protected in the event of the clearing member’s bankruptcy, as the Fund would be limited to recovering only a pro rata share of all available funds segregated on behalf of the clearing member’s customers for the relevant account class. The Fund is also subject to the risk that a limited number of clearing members are willing to transact on the Fund’s behalf, which heightens the risks associated with a clearing member’s default. This risk is greater for the Fund as it seeks to hold options contracts on a single security, and not a broader range of options contracts, which may limit the number of clearing members that are willing to transact on the Fund’s behalf. If a clearing member defaults the Fund could lose some or all of the benefits of a transaction entered into by the Fund with the clearing member. If the Fund cannot find a clearing member to transact with on the Fund’s behalf, the Fund may be unable to effectively implement its investment strategy.

Price Participation Risk. The Fund employs an investment strategy that includes the sale of call option contracts, which limits the degree to which the Fund will participate in increases in value experienced by ROKU over the Call Period. This means that if ROKU experiences an increase in value above the strike price of the sold call options during a Call Period, the Fund will likely not experience that increase to the same extent and may significantly underperform ROKU over the Call Period. Additionally, because the Fund is limited in the degree to which it will participate in increases in value experienced by ROKU over each Call Period, but has full exposure to any decreases in value experienced by ROKU over the Call Period, the NAV of the Fund may decrease over any given time period. The Fund’s NAV is dependent on the value of each options portfolio, which is based principally upon the performance of ROKU. The degree of participation in ROKU gains the Fund will experience will depend on prevailing market conditions, especially market volatility, at the time the Fund enters into the sold call option contracts and will vary from Call Period to Call Period. The value of the options contracts is affected by changes in the value and dividend rates of ROKU, changes in interest rates, changes in the actual or perceived volatility of ROKU and the remaining time to the options’ expiration, as well as trading conditions in the options market. As the price of ROKU changes and time moves towards the expiration of each Call Period, the value of the options contracts, and therefore the Fund’s NAV, will change. However, it is not expected for the Fund’s NAV to directly correlate on a day-to-day basis with the returns of ROKU. The amount of time remaining until the options contract’s expiration date affects the impact of the potential options premiums on the Fund’s NAV, which may not be in full effect until the expiration date of the Fund’s options contracts. Therefore, while changes in the price of the ROKU will result in changes to the Fund’s NAV, the Fund generally anticipates that the rate of change in the Fund’s NAV will be different than that experienced by ROKU.

Equity Market Risk. The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual issuers, industries or the stock market as a whole. In addition, equity markets tend to move in cycles which may cause stock prices to fall over a short and extended periods of time. In a declining stock market, stock prices for all companies may decline, regardless of their long-term prospects.

Distribution Risk. The Fund seeks to provide weekly cash distributions. There is no assurance that the Fund will make a distribution in any given week. If the Fund does make distributions, the amounts of such distributions will likely vary greatly from one distribution to the next. Additionally, the weekly distributions, if any, may consist of returns of capital, which would decrease the Fund’s NAV and trading price over time. As a result, an investor may suffer significant losses to their investment. In addition, while the underlying stock may pay dividends, the Fund’s returns will not include any dividends paid by the underlying stock (except to the extent the Fund invests directly in ROKU), and any income generated by the Fund may be less than the income generated by a direct investment in the underlying stock.

NAV Erosion Risk Due to Distributions. When the Fund makes a distribution, the Fund’s NAV will typically drop by the amount of the distribution on the related ex-dividend date. The repeated payment of distributions by the Fund, if any, may significantly erode the Fund’s NAV and trading price over time. As a result, an investor may suffer significant losses to their investment.

Call Strategy Risks. The path dependency (i.e., the continued use) of the Fund’s call writing strategy will impact the extent that the Fund participates in the positive price returns of ROKU and, in turn, the Fund’s returns, both during the term of the sold call options and over longer time periods. If, for example, each month the Fund were to sell 7% out-of-the-money call options having a one-month term, the Fund’s participation in the positive price returns of ROKU will be capped at 7% in any given month. However, over a longer period (e.g., 5 months), the Fund should not be expected to participate fully in the first 35% (i.e., 5 months x 7%) of the positive price returns of ROKU, or the Fund may even lose money, even if the ROKU share price has appreciated by at least that much over such period, if during any month over that period ROKU had a return less than 7%. This example illustrates that both the Fund’s participation in the positive price returns of ROKU and its returns will depend not only on the price of ROKU but also on the path that ROKU takes over time.

Additionally, when implementing the Covered Call Spread Strategy, the use of credit call spreads introduces further complexities and risks. While purchasing a higher-strike call option limits potential losses from the short call position, it also reduces the net premium received, which may result in lower overall returns compared to a stand-alone covered call strategy. If the price of the Underlying Security rises rapidly, the call spread may still cap upside participation, leading to missed profit opportunities. Furthermore, market conditions, such as mispricing between near-the-money and further out-of-the-money options, may impact the effectiveness of the strategy, potentially resulting in lower-than-expected returns or increased losses. The relative pricing of options at different strike levels can vary due to volatility shifts, liquidity constraints, or other market dynamics, adding an additional layer of uncertainty to the Fund’s performance under this strategy.

ETF Risks.

Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that are authorized to purchase and redeem Shares directly from the Fund (known as “Authorized Participants” or “APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services; or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

Cash Redemption Risk. The Fund’s investment strategy may require it to redeem Shares for cash or to otherwise include cash as part of its redemption proceeds. For example, the Fund may not be able to redeem in-kind certain securities held by the Fund (e.g., derivative instruments). In such a case, the Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used. By paying out higher annual capital gain distributions, investors may be subjected to increased capital gains taxes. Additionally, there may be brokerage costs or taxable gains or losses that may be imposed on the Fund in connection with a cash redemption that may not have occurred if the Fund had made a redemption in-kind. These costs could decrease the value of the Fund to the extent they are not offset by a transaction fee payable by an AP.

Costs of Buying or Selling Shares. Buying or selling Shares involves certain costs, including brokerage commissions, other charges imposed by brokers, and bid-ask spreads. The bid-ask spread represents the difference between the price at which an investor is willing to buy Shares and the price at which an investor is willing to sell Shares. The spread varies over time based on the Shares’ trading volume and market liquidity. The spread is generally lower if Shares have more trading volume and market liquidity and higher if Shares have little trading volume and market liquidity. Due to the costs of buying or selling Shares, frequent trading of Shares may reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

Management Risk. The Fund is subject to management risk because it is an actively managed portfolio. In managing the Fund’s investment portfolio, the portfolio managers will apply investment techniques and risk analyses that may not produce the desired result. There can be no guarantee that the Fund will meet its investment objective.

Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant.

Trading. Although Shares are listed on a national securities exchange, such as NYSE Arca, Inc. (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that an active trading market for the Shares will develop or be maintained or that the Shares will trade with any volume, or at all, on any stock exchange. This risk may be greater for the Fund as it seeks to have exposure to a single underlying stock as opposed to a more diverse portfolio like a traditional pooled investment. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares. Shares trade on the Exchange at a market price that may be below, at or above the Fund’s NAV. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. In addition, trading in Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange “circuit breaker” rules. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged. In the event of an unscheduled market close for options contracts that reference a single stock, such as ROKU’s securities being halted or a market wide closure, settlement prices will be determined by the procedures of the listing exchange of the options contracts. As a result, the Fund could be adversely affected and be unable to implement its investment strategies in the event of an unscheduled closing.

Economic and Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in the Fund’s portfolio may underperform in comparison to securities in the general financial markets, a particular financial market, or other asset classes, due to a number of factors, including inflation (or expectations for inflation), deflation (or expectations for deflation), interest rates, global demand for particular products or resources, market instability, financial system instability, debt crises and downgrades, embargoes, tariffs, sanctions and other trade barriers, regulatory events, other governmental trade or market control programs and related geopolitical events. In addition, the value of the Fund’s investments may be negatively affected by the occurrence of global events such as war, terrorism, environmental disasters, natural disasters or events, country instability, and infectious disease epidemics or pandemics. The imposition by the U.S. of tariffs on goods imported from foreign countries and reciprocal tariffs levied on U.S. goods by those countries also may lead to volatility and instability in domestic and foreign markets.

High Portfolio Turnover Risk. The Fund may actively and frequently trade all or a significant portion of the Fund’s holdings. A high portfolio turnover rate increases transaction costs, which may increase the Fund’s expenses. Frequent trading may also cause adverse tax consequences for investors in the Fund due to an increase in short-term capital gains.

Inflation Risk. Inflation risk is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the present value of the Fund’s assets and distributions, if any, may decline.

Liquidity Risk. Some securities held by the Fund, including options contracts, may be difficult to sell or be illiquid, particularly during times of market turmoil. This risk is greater for the Fund as it will hold options contracts on a single security, and not a broader range of options contracts. Markets for securities or financial instruments could be disrupted by a number of events, including, but not limited to, an economic crisis, natural disasters, epidemics/pandemics, new legislation or regulatory changes inside or outside the United States. Illiquid securities may be difficult to value, especially in changing or volatile markets. If the Fund is forced to sell an illiquid security at an unfavorable time or price, the Fund may be adversely impacted. Certain market conditions or restrictions, such as market rules related to short sales, may prevent the Fund from limiting losses, realizing gains or achieving a high correlation with ROKU. There is no assurance that a security that is deemed liquid when purchased will continue to be liquid. Market illiquidity may cause losses for the Fund.

Money Market Instrument Risk. The Fund may use a variety of money market instruments for cash management purposes, including money market funds, depositary accounts and repurchase agreements. Repurchase agreements are contracts in which a seller of securities agrees to buy the securities back at a specified time and price. Repurchase agreements may be subject to market and credit risk related to the collateral securing the repurchase agreement. Money market instruments, including money market funds, may lose money through fees or other means.

New Fund Risk. The Fund is a recently organized management investment company with no operating history. As a result, prospective investors do not have a track record or history on which to base their investment decisions. There can be no assurance that the Fund will maintain an economically viable size.

Non-Diversification Risk. Because the Fund is “non-diversified,” it may invest a greater percentage of its assets in the securities of a single issuer or a smaller number of issuers than if it was a diversified fund. As a result, a decline in the value of an investment in a single issuer or a smaller number of issuers could cause the Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio. This may increase the Fund’s volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund’s performance.

Operational Risk. The Fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect the Fund’s ability to meet its investment objective. Although the Fund, and Adviser seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

Single Issuer Risk. Issuer-specific attributes may cause an investment in the Fund to be more volatile than a traditional pooled investment which diversifies risk or the market generally. The value of the Fund, which focuses on an individual security (ROKU), may be more volatile than a traditional pooled investment or the market as a whole and may perform differently from the value of a traditional pooled investment or the market as a whole.

Tax Risk. The Fund intends to elect and to qualify each year to be treated as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (“Code”). As a RIC, the Fund will not be subject to U.S. federal income tax on the portion of its net investment income and net capital gain that it distributes to Shareholders, provided that it satisfies certain requirements of the Code. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund’s taxable income will be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. To comply with the asset diversification test applicable to a RIC, the Fund will attempt to ensure that the value of options it holds is never 25% of the total value of Fund assets at the close of any quarter. In particular, in combination with the Fund’s use of a “synthetic” strategy (i.e., purchasing exposure to the underlying stock through a combination of put and call options), the Fund maintains a portfolio of treasury securities, which are expected to enable the Fund to meet the diversification requirements. If the Fund’s investments in options were to exceed 25% of the Fund’s total assets at the end of a tax quarter, the Fund, generally, has a grace period to cure such lack of compliance. If the Fund fails to timely cure, it may no longer be eligible to be treated as a RIC.

U.S. Government and U.S. Agency Obligations Risk. The Fund may invest in securities issued by the U.S. government or its agencies or instrumentalities. U.S. Government obligations include securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, such as the U.S. Treasury. Payment of principal and interest on U.S. Government obligations may be backed by the full faith and credit of the United States or may be backed solely by the issuing or guaranteeing agency or instrumentality itself. In the latter case, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, which agency or instrumentality may be privately owned. There can be no assurance that the U.S. Government would provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) where it is not obligated to do so.

Performance

Performance information for the Fund is not included because the Fund has not begun operations as of the date of this Prospectus. When such information is included, this section will provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance history from year to year and showing how the Fund’s average annual total returns compare with those of a broad measure of market performance. Although past performance of the Fund is no guarantee of how it will perform in the future, historical performance may give you some indication of the risks of investing in the Fund. Updated performance information will be available on the Fund’s website at www.yieldmaxetfs.com.

Management

Investment Adviser: Tidal Investments LLC (the “Adviser”) serves as investment adviser to the Fund.

Portfolio Managers:

The following individuals are jointly and primarily responsible for the day-to-day management of the Fund.

Jay Pestrichelli, Portfolio Manager for the Adviser, has been a portfolio manager of the Fund since its inception in 2026.

Scott Snyder, Portfolio Manager for the Adviser, has been a portfolio manager of the Fund since its inception in 2026.

Matt Brandt, Portfolio Manager for the Adviser, has been a portfolio manager of the Fund since its inception in 2026.

Purchase and Sale of Shares

The Fund issues and redeems Shares at NAV only in large blocks known as “Creation Units,” which only Authorized Participants (APs) (typically, broker-dealers) may purchase or redeem. The Fund generally issues and redeems Creation Units in exchange for a portfolio of securities (the “Deposit Securities”) and/or a designated amount of U.S. cash.

Shares are listed on the Exchange, and individual Shares may only be bought and sold in the secondary market through brokers at market prices, rather than NAV. Because Shares trade at market prices rather than NAV, Shares may trade at a price greater than NAV (premium) or less than NAV (discount).

An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Shares (the “bid” price) and the lowest price a seller is willing to accept for Shares (the “ask” price) when buying or selling Shares in the secondary market. This difference in bid and ask prices is often referred to as the “bid-ask spread.”

When available, information regarding the Fund’s NAV, market price, how often Shares traded on the Exchange at a premium or discount, and the median bid-ask spreads can be found on the Fund’s website at www.yieldmaxetfs.com.

Tax Information

Fund distributions are generally taxable as ordinary income, qualified dividend income, or capital gains (or a combination), unless an investment is in an individual retirement account (“IRA”) or other tax-advantaged account. Distributions on investments made through tax-deferred arrangements may be taxed later upon withdrawal of assets from those accounts.

Financial Intermediary Compensation

If you purchase Shares through a broker-dealer or other financial intermediary (such as a bank) (an “Intermediary”), the Adviser or its affiliates may pay Intermediaries for certain activities related to the Fund, including participation in activities that are designed to make Intermediaries more knowledgeable about exchange-traded products, including the Fund, or for other activities, such as marketing, educational training, or other initiatives related to the sale or promotion of Shares. These payments may create a conflict of interest by influencing the Intermediary and your salesperson to recommend the Fund over another investment. Any such arrangements do not result in increased Fund expenses. Ask your salesperson or visit the Intermediary’s website for more information.

YieldMax® SNOW Option Income Strategy ETF - FUND SUMMARY

Investment Objective

The Fund’s primary investment objective is to seek current income. The Fund’s secondary investment objective is to seek exposure to the share price of the common stock of Snowflake Inc. (“SNOW” or “Underlying Security”), subject to a limit on potential investment gains.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Annual Fund Operating Expenses(1) (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.99%
Distribution and Service (12b-1) Fees	None
Other Expenses (includes interest and tax expense)	0.01%
Total Annual Fund Operating Expenses	1.00%

(1)	The Fund’s investment adviser, Tidal Investments LLC (the “Adviser”), a Tidal Financial Group company, will pay, or require a sub-adviser to pay, all expenses incurred by the Fund (except for advisory fees and sub-advisory fees, as the case may be) excluding interest charges on any borrowings made for investment purposes, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the “1940 Act”), and litigation expenses and other non-routine or extraordinary expenses.

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem or hold all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example does not take into account brokerage commissions that you may pay on your purchases and sales of Shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$102	$318	$552	$1,225

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the expense example above, affect the Fund’s performance. During the most recent fiscal year ended October 31, 2025, the Fund’s portfolio turnover rate was 33% of the average value of its portfolio.

Principal Investment Strategies

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks current income while providing exposure to the share price (i.e., the price returns) of the Underlying Security, subject to participation in a portion of potential investment gains. The Fund will employ its investment strategy as it relates to the Underlying Security regardless of whether there are periods of adverse market, economic, or other conditions and will not take temporary defensive positions during such periods. As further described below, the Fund uses either a synthetic covered call strategy or a synthetic covered call spread strategy to seek to generate options premiums and provide indirect exposure to the share price returns of the Underlying Security, subject to participation in a portion of potential investment gains as a result of the nature of the options strategy it employs. That is, the Fund not only seeks to generate options premiums but also aims to derive gains when the value of the Underlying Security increases. The Fund’s options contracts provide:

●	indirect exposure to the share price returns of the Underlying Security,
●	option premiums, and
●	participation in a portion of gains, if any, of the share price returns of the Underlying Security.

For more information, see sections “The Fund’s Use of Underlying Security Option Contracts” and “Synthetic Covered Call Strategy” below.

Why invest in the Fund?

●	The Fund seeks to generate weekly cash distributions, which is not dependent on the price appreciation of the Underlying Security.
●	The Fund seeks to participate in a portion of the gains experienced by the Underlying Security.

That is, although the Fund may not fully participate in gains in the Underlying Security’s stock price, the Fund’s portfolio is designed to generate options premiums.

An Investment in the Fund is not an investment in the Underlying Security.

●	The Fund’s strategy will capture only a portion of its potential gains if the Underlying Security’s stock price increase in value.
●	The Fund’s strategy is subject to all potential losses if the Underlying Security’s stock price decrease in value, which may not be offset by the options premiums received by the Fund.
●	The Fund may from time to time invest directly in the Underlying Security.
●	Fund shareholders are not entitled to any Underlying Security dividends, except to the extent the Fund invests directly in the Underlying Security.

While the Fund seeks to provide current income pursuant to its investment objective, a portion (sometimes significant) of the Fund’s distributions may be classified as return of capital (“ROC”) for financial or tax reporting purposes. Generally speaking, ROC refers to the portion of a distribution from an investment that represents a return of the original investment (principal) rather than income or profit. Accordingly, such distributions do not necessarily reflect the Fund’s income or yield. See the prospectus section titled “Additional Information About the Funds” for more information about option premiums and ROC.

Additional information regarding the Underlying Security is also set forth below.

The Fund’s Use of Underlying Security Option Contracts

As part of the Fund’s synthetic covered call strategy and synthetic covered call spread strategy, the Fund will purchase and sell a combination of standardized exchange-traded and FLexible EXchange® (“FLEX”) call and put option contracts that are based on the value of the price returns of the Underlying Security.

●	In general, an option contract gives the purchaser of the option contract the right to purchase (for a call option) or sell (for a put option) the underlying asset (like shares of the Underlying Security) at a specified price (the “strike price”).
●	If exercised, an option contract obligates the seller to deliver shares (for a sold or “short” call) or buy shares (for a sold or “short” put) of the underlying asset at a specified price (the “strike price”).
●	Options contracts must be exercised or traded to close within a specified time frame, or they expire. See the chart in section “Fund Portfolio” below for a description of the option contracts utilized by the Fund.

Standardized exchange-traded options include standardized terms. FLEX options are also exchange-traded, but they allow for customizable terms (e.g., the strike price can be negotiated). For more information on FLEX options, see “Additional Information about the Funds – Exchange Traded Options Portfolio.”

The Fund’s options contracts are based on the value of the Underlying Security, which gives the Fund the right or obligation to receive or deliver shares of the Underlying Security on the expiration date of the applicable option contract in exchange for the stated strike price, depending on whether the option contract is a call option or a put option, and whether the Fund purchases or sells the option contract.

Covered Call Strategy

In seeking to achieve its investment objective, the Fund may implement a “synthetic covered call” and, to a lesser extent, a “traditional covered call” strategy using the standardized exchange-traded and FLEX options described above.

●	A traditional covered call strategy is an investment strategy where an investor (the Fund) sells a call option on an underlying security it owns.
●	A synthetic covered call strategy is similar to a traditional covered call strategy in that the investor sells a call option that is based on the value of the underlying security. However, in a synthetic covered call strategy, the investor (the Fund) does not own the underlying security, but rather seeks to synthetically replicate 100% of the price movements of the underlying security through the use of various investment instruments.

The Fund’s covered call strategies consists of the following three elements, each of which is described in greater detail farther below:

●	Direct or synthetic long exposure to the Underlying Security, which allows the Fund to seek to participate in the changes, up or down, in the price of shares of the Underlying Security.
●	Covered call writing (where the Underlying Security’s call options are sold against the synthetic long portion of the strategy), which allows the Fund to generate options premiums.
●	U.S. Treasuries, which are used for collateral for the options, and which generate income.

1.	Long Exposure (Synthetic or Direct)

Synthetic Long Exposure: To achieve a synthetic long exposure to the Underlying Security, the Fund will buy the Underlying Security’s call options and, simultaneously, sell the Underlying Security’s put options to try to replicate the price movements of the Underlying Security. The call options purchased by the Fund and the put options sold by the Fund will generally have one-month to six-month terms and strike prices that are approximately equal to the then-current share price of the Underlying Security at the time the contracts are purchased and sold, respectively. The combination of the long call options and sold put options provides the Fund with indirect investment exposure equal to approximately 100% of the Underlying Security for the duration of the applicable options exposure.

In addition, the Fund may use other instruments and transactions to gain synthetic exposure to the Underlying Security. For example, the Fund may enter into swap contracts that provide exposure to the Underlying Security. The Fund also may utilize additional options strategies, including purchasing call options that are “deep in the money” (i.e., the Underlying Security’s price is well above the strike price on the call option).

Direct Long Exposure: The Fund may directly hold equity securities of the Underlying Security.

2.	Covered Call Strategies

Covered Call Strategy

As part of its strategy, the Fund will write (sell) call option contracts on the Underlying Security to generate options premiums. These written call options will generally be sold short (i.e., selling a position it does not currently own). The Fund will seek to participate in the share price appreciation of the Underlying Security, if any. However, due to the nature of covered call strategies, the Fund’s participation may be subject to a cap (as described below). In this strategy, the call options written (sold) by the Fund will generally have 1- month or less expiration dates (the “Call Period”) and generally have a strike price that is approximately 0%-15% above the then-current share price of the Underlying Security.

It is important to note that the sale of the Underlying Security call option contracts will limit the Fund’s participation in the appreciation in the Underlying Security’s stock price. If the stock price of the Underlying Security increases, the above-referenced synthetic long exposure alone would allow the Fund to experience similar percentage gains. However, if the Underlying Security’s stock price appreciates beyond the strike price of one or more of the sold (short) call option contracts, the Fund will lose money on those short call positions, and the losses will, in turn, limit the upside return of the Fund’s synthetic long exposure. As a result, the Fund’s overall strategy (i.e., the combination of the synthetic long exposure to the Underlying Security and the sold (short) the Underlying Security call positions) will limit the Fund’s participation in gains in the Underlying Security’s stock price beyond a certain point.

Covered Call Spread Strategy

The Adviser will employ the Covered Call Spread Strategy when it believes it is a better strategy for the Fund as compared to the Covered Call Strategy. The Fund may write (sell) credit call spreads (described below) rather than stand-alone call option contracts to seek greater participation in the potential appreciation of its Underlying Security’s share price, while still generating net options premiums. The Adviser will primarily employ this covered call spread strategy when it believes that the share price of its Underlying Security is likely to rise significantly in the short term (e.g., following a substantial selloff or overall positive market news). Additionally, the Adviser may use this strategy in other scenarios (e.g., if the market is undervaluing further out-of-the-money options relative to near-the-money options), where it believes the use of credit call spreads may prove more advantageous to the Fund’s total return than the covered call strategy.

A credit call spread involves selling a call option while simultaneously buying a call option with a higher strike price, both with the same expiration date. By writing credit call spreads, the Fund can potentially offset losses incurred from its short call positions if the Underlying Security’s share price rises above the strike price.

3.	U.S. Treasuries

The Fund will hold short-term U.S. Treasury securities as collateral in connection with the Fund’s synthetic covered call strategy. The Fund may also invest in pooled vehicles (e.g., mutual funds and ETFs) that invest in U.S Treasuries.

The Fund intends to continuously maintain exposure to the Underlying Security, primarily through the use of options contracts. As the options contracts it holds are exercised or expire it may enter into new options contracts, a practice referred to as “rolling.” The Fund’s practice of rolling options may result in high portfolio turnover.

Fund’s Weekly Distributions

The Fund will seek to provide weekly cash distributions. The Fund will seek to generate such distributions in the following ways:

●	Writing (selling) call option contracts on its Underlying Security as described above to generate options premiums. A premium, in this context, refers to the price the option buyer pays to the option seller (the Fund) for the rights granted by the option. The amount of these premiums is largely affected by the fluctuations in the Underlying Security’s stock prices. However, other elements like interest rates can also influence the level of premiums.
●	Investing in short-term U.S. Treasury securities. The income generated by these securities will be influenced by interest rates at the time of investment.
●	In addition, the Fund’s use of the Covered Call Spread Strategy may occasionally allow it to capture a substantial portion of any significant increase in the price of its Underlying Security. When this happens, the Fund could receive profits exceeding the initial cost of the call options, and the Fund’s distributions may include some of those profits.

Fund’s Return Profile vs its Underlying Security

For the reasons stated above, the Fund’s performance will differ from that of the Underlying Security’s stock price. The performance differences will depend on, among other things, the price of the Underlying Security, changes in the value of the Underlying Security options contracts the Fund holds, and changes in the value of the U.S. Treasuries.

Fund Portfolio

Principal Holdings
Portfolio Holdings (All derivative instruments are based on the value of the Underlying Security)	Investment Terms	Expected Target Maturity
Purchased call option contracts

“at-the-money” (i.e., the strike price is equal to the then-current share price of the Underlying Security at the time of purchase) to provide indirect exposure to positive price returns of the Underlying Security.

If the Underlying Security share price increases, these options will generate corresponding increases to the Fund.

1-month to 6-month expiration dates
Sold put option contracts

“at-the-money” (i.e., the strike price is equal to the then-current share price of the Underlying Security at the time of sale).

They are sold to help pay for the purchased call options described above.

However, the sold put option contracts provide exposure to the full extent of any share price losses experienced by the Underlying Security.

1-month to 6-month expiration dates
Sold (short) call option contracts (Covered Call Strategy)

The strike price is approximately 0%-15% more than the then-current share price of the Underlying Security at the time of sale.

They generate options premiums. However, they also limit some potential positive returns that the Fund may have otherwise experienced from gains in the Underlying Security’s share price.

1-month or less expiration dates
Sold (short) call option contracts (Covered Call Spread Strategy)

The strike price is approximately 0%-15% more than the then-current share price of the Fund’s Underlying Security at the time of sale.

Sold call option contracts provide inverse exposure to the full extent of any increases in the value experienced by the Fund’s Underlying Security, minus the premium received.

1-month or less expiration dates
Purchased call option contracts (Covered Call Spread Strategy)

“out-of-the-money” (i.e., the strike price is above the strike price of the corresponding Covered Call Spread Strategy sold call).

Bought call option contracts provide exposure to the full extent of any increases in the value experienced by the Fund’s Underlying Security above the option’s strike price.

1-month or less expiration dates
Purchased call option contracts (Deep-in-the-money synthetic long exposure)	“Deep in the money” (i.e., the Underlying Security’s price is well above the strike price on the call option) to provide synthetic long exposure designed to closely track price movements of the Underlying Security. These options are expected to exhibit greater sensitivity to changes in the Underlying Security’s share price than out-of-the-money or at-the-money calls.	1-month to 6-month expiration dates
Swap contracts	The Fund may enter into swap contracts that provide exposure to the Underlying Security’s price movements (and/or total return), generally in exchange for a financing rate and/or other contractual payments. Swap contracts may be used as an alternative or supplement to options positions to obtain exposure to the Underlying Security.	13-month to 60-month terms
Equity securities of the Underlying Security (Direct holdings)	The Fund may purchase and hold shares of the Underlying Security to obtain direct exposure to the Underlying Security’s price movements and any distributions.	NA
U.S Treasury Securities and Cash

Multiple series of U.S. Treasury Bills supported by the full faith and credit of the U.S. government.

These instruments are used as collateral for the Fund’s derivative investments.

They will also generate income.

6-month to 2-year maturities

The market value of the cash and treasuries held by the Fund is generally expected to be between 25% and 100% of the Fund’s net assets and the market value of the options package is generally expected to be between 0% and 50% of the Fund’s net assets (though actual exposures may deviate from these ranges from time to time). In terms of notional value, the combination of these investment instruments provides indirect investment exposure to the Underlying Security equal to at least 95% of the Fund’s total assets.

Under normal circumstances, the Fund will invest at least 80% of its net assets, plus borrowings for investment purposes, in securities and financial instruments that provide indirect exposure to SNOW.

The Fund is classified as “non-diversified” under the 1940 Act.

There is no guarantee that the Fund’s investment strategy will be properly implemented, and an investor may lose some or all of its investment.

Snowflake Inc. (“SNOW”)

SNOW is a cloud-based data platform for various organizations in the United States and internationally. SNOW is listed on the New York Stock Exchange. Per SNOW’s most recent Form 10-K filing, the aggregate market value of voting and non-voting common equity, as of the most recent available data at time of drafting this prospectus (July 31, 2024), held by non-affiliates of SNOW, was approximately $42.3 billion.

SNOW is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the SEC by SNOW pursuant to the Exchange Act can be located by reference to the SEC file number 001-39504 through the SEC’s website at www.sec.gov. In addition, information regarding SNOW may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

This document relates only to the securities offered hereby and does not relate to SNOW or other securities of SNOW. The Fund has derived all disclosures contained in this document regarding SNOW from publicly available documents. None of the Fund, the Trust, the Adviser, or their respective affiliates has participated in the preparation of such publicly available offering documents or made any due diligence inquiry regarding such documents with respect to SNOW. None of the Fund, the Trust, the Adviser, or their respective affiliates makes any representation that such publicly available documents or any other publicly available information regarding SNOW is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date hereof (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of SNOW (and therefore the price of the Fund at the time we price the securities) have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of or failure to disclose material future events concerning SNOW could affect the value received with respect to the securities and therefore the value of these securities.

None of the Fund, the Trust, the Adviser, or their respective affiliates makes any representation to you as to the performance of SNOW.

NONE OF THE FUND, TIDAL TRUST II, OR TIDAL INVESTMENTS LLC IS AFFILIATED, CONNECTED, OR ASSOCIATED WITH SNOW. THE FUND WAS NOT DEVELOPED OR CREATED BY, AND IS NOT SPONSORED, ENDORSED, OR APPROVED BY, SNOW.

Moreover, SNOW has not participated in the development of the Fund’s investment strategy. SNOW does not select or approve the Fund’s portfolio holdings, nor does it participate in the construction, design, or implementation of the Fund. SNOW does not provide any assurances, guarantees, or representations regarding the Fund or its performance. Nothing herein shall be construed as an offer of any security by SNOW.

None of the Fund, the Trust, the Adviser, or their respective affiliates claim any ownership interest in any trademarks owned by Snowflake Inc. or SNOW. All rights in the trademarks are reserved by their respective owners.

Due to the Fund’s investment strategy, the Fund’s investment exposure is concentrated in (or substantially exposed to) the same industries as that assigned to SNOW. As of the date of the Prospectus, SNOW is assigned to the information technology services industry.

Principal Investment Risks

The principal risks of investing in the Fund are summarized below. As with any investment, there is a risk that you could lose all or a portion of your investment in the Fund. Some or all of these risks may adversely affect the Fund’s net asset value (“NAV”) per share, trading price, yield, total return, and/or ability to meet its objective. For more information about the risks of investing in the Fund, see the section in the Fund’s Prospectus titled “Additional Information About the Funds—Principal Risks of Investing in the Funds.”

An investment in the Fund entails risk. The Fund may not achieve its investment objective and there is a risk that you could lose all of your money invested in the Fund. The Fund is not a complete investment program. It is important that investors closely review all of the risks listed below and understand them before making an investment in the Fund.

Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which they appear.

SNOW Risk. The Fund invests in options contracts and swaps that are based on the value of SNOW and may also invest directly in SNOW. These investments in options contracts and swaps subject the Fund to certain of the same risks as if it owned shares of SNOW, even though it may not; although at times the Fund may also hold shares of SNOW directly. By virtue of these investments, the Fund may be subject to the following risks:

Indirect Investment in SNOW Risk. SNOW is not affiliated with the Trust, the Fund, the Adviser, or their respective affiliates and is not involved with this offering in any way and has no obligation to consider your Shares in taking any corporate actions that might affect the value of Shares. Investors in the Fund will not have voting rights and will not be able to influence the management of SNOW but will be exposed to the performance of SNOW (the underlying stock). Except to the extent the Fund invests directly in SNOW, investors in the Fund will not have rights to receive dividends or other distributions or any other rights with respect to the underlying stock but will be subject to declines in the performance of the underlying stock.

SNOW Trading Risk. The trading price of SNOW may be highly volatile and could continue to be subject to wide fluctuations in response to various factors. The stock market in general, and the market for technology companies in particular, has experienced extreme price and volume fluctuations that have often been unrelated or disproportionate to the operating performance of those companies. In particular, a large proportion of SNOW may be traded by short sellers which may put pressure on the supply and demand for the common stock of SNOW, further influencing volatility in its market price. Public perception and other factors outside of the control of SNOW may additionally impact SNOW’s stock price due to SNOW garnering a disproportionate degree of public attention, regardless of actual operating performance. In addition, in the past, following periods of volatility in the overall market and the market price of a particular company’s securities, securities class action litigation has often been instituted against companies such as these. Moreover, stockholder litigation like this has been filed against SNOW in the past. While SNOW continues to defend such actions, any judgment against SNOW, or any future stockholder litigation could result in substantial costs and a diversion of the management of SNOW’s attention and resources. If SNOW trading is halted, trading in Shares of the Fund may be impacted, either temporarily or indefinitely.

SNOW Performance Risk. SNOW may fail to meet its publicly announced guidelines or other expectations about its business, which could cause the price of SNOW to decline. SNOW provides guidance regarding its expected financial and business performance, such as projections regarding sales and production, as well as anticipated future revenues, gross margins, profitability and cash flows. Correctly identifying key factors affecting business conditions and predicting future events is inherently an uncertain process, and the guidance SNOW provides may not ultimately be accurate and has in the past been inaccurate in certain respects, such as the timing of new product manufacturing ramps. The guidance is based on certain assumptions such as those relating to global and local economic conditions, anticipated production and sales volumes (which generally are not linear throughout a given period), average sales prices, supplier and commodity costs, and planned cost reductions. If SNOW’s guidance is not accurate or varies from actual results due to its inability to meet the assumptions or the impact on its financial performance that could occur as a result of various risks and uncertainties, the market value of common stock issued by SNOW could decline significantly.

Information Technology Services Industry Risk. The information technology services industry can be significantly affected by intense competition, aggressive pricing, technological innovations, and product obsolescence. Companies in the information technology services industry are subject to significant competitive pressures, such as aggressive pricing, new market entrants, competition for market share, short product cycles due to an accelerated rate of technological developments and the potential for limited earnings and/or falling profit margins. These companies also face the risks that new services, equipment or technologies will not be accepted by consumers and businesses or will become rapidly obsolete. These factors can affect the profitability of these companies and, as a result, the value of their securities. Also, patent protection is integral to the success of many companies in this industry, and profitability can be affected materially by, among other things, the cost of obtaining (or failing to obtain) patent approvals, the cost of litigating patent infringement and the loss of patent protection for products (which significantly increases pricing pressures and can materially reduce profitability with respect to such products). In addition, many software companies have limited operating histories. Prices of these companies’ securities historically have been more volatile than other securities, especially over the short term.

Artificial Intelligence Risk. SNOW is investing significantly in artificial intelligence (“AI”) technology. Its competitors are pursuing similar opportunities and may, as a result of greater resources, branding or otherwise, develop, adopt and implement AI technology faster or more successfully than SNOW does, which could impair its ability to compete effectively and adversely affect its business, financial condition and results of operations. In addition, the legal and regulatory landscape applicable to AI technology is uncertain and is evolving rapidly, which may result in new and enhanced governmental or regulatory scrutiny, litigation, confidentiality, privacy or security risks, ethical concerns, legal liability or other complications that could adversely affect SNOW’s business, reputation or financial condition, or results of operations.

Derivatives Risk. Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, or funds (including ETFs), interest rates or indexes. The Fund’s investments in derivatives may pose risks in addition to, and greater than, those associated with directly investing in securities or other ordinary investments, including risk related to the market, imperfect correlation with underlying investments or the Fund’s other portfolio holdings, higher price volatility, lack of availability, counterparty risk, liquidity, valuation and legal restrictions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The use of derivatives may result in larger losses or smaller gains than directly investing in securities. When the Fund uses derivatives, there may be an imperfect correlation between the value of SNOW and the derivative, which may prevent the Fund from achieving its investment objective. Because derivatives often require only a limited initial investment, the use of derivatives may expose the Fund to losses in excess of those amounts initially invested. In addition, the Fund’s investments in derivatives are subject to the following risks:

Options Contracts. The use of options contracts involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, including the anticipated volatility, which are affected by fiscal and monetary policies and by national and international political, changes in the actual or implied volatility or the reference asset, the time remaining until the expiration of the option contract and economic events. For the Fund in particular, the value of the options contracts in which it invests is substantially influenced by the value of SNOW. The Fund may experience substantial downside from specific option positions and certain option positions held by the Fund may expire worthless. The options held by the Fund are exercisable at the strike price on their expiration date. As an option approaches its expiration date, its value typically increasingly moves with the value of the underlying instrument. However, prior to such date, the value of an option generally does not increase or decrease at the same rate at the underlying instrument. There may at times be an imperfect correlation between the movement in the values of options contracts and the underlying instrument, and there may at times not be a liquid secondary market for certain options contracts. The value of the options held by the Fund will be determined based on market quotations or other recognized pricing methods. Additionally, as the Fund intends to continuously maintain indirect exposure to SNOW through the use of options contracts, as the options contracts it holds are exercised or expire it will enter into new options contracts, a practice referred to as “rolling.” If the expiring options contracts do not generate proceeds enough to cover the cost of entering into new options contracts, the Fund may experience losses.

Swap Agreements Risk. The use of swap transactions is a highly specialized activity, which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Whether the Fund will be successful in using swap agreements to achieve its investment goal depends on the ability of the Adviser to structure such swap agreements in accordance with the Fund’s investment objective and to identify counterparties for those swap agreements. If the Adviser is unable to enter into swap agreements that provide leveraged exposure to the Underlying Security, the Fund may not meet its stated investment objective. Additionally, any financing, borrowing or other costs associated with using swap transactions may also have the effect of lowering the Fund’s return.

The swap agreements in which the Fund invests are generally traded in the over-the-counter market, which generally has less transparency than exchange-traded derivatives instruments. In a standard swap transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined reference assets or underlying securities or instruments. The gross return to be exchanged or swapped between the parties is calculated based on a notional amount or the return on or change in value of a particular dollar amount invested in a basket of securities.

If the Underlying Security has a dramatic move that causes a material decline in the Fund’s net assets, the terms of a swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the swap transaction with the Fund. In that event, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve exposure consistent with the Fund’s investment objective. This may prevent the Fund from achieving its objective, even if the Underlying Security later reverses all or a portion of its movement.

Counterparty Risk. The Fund is subject to counterparty risk by virtue of its investments in options contracts. Transactions in some types of derivatives, including options, are required to be centrally cleared (“cleared derivatives”). In a transaction involving cleared derivatives, the Fund’s counterparty is a clearing house rather than a bank or broker. Since the Fund is not a member of clearing houses and only members of a clearing house (“clearing members”) can participate directly in the clearing house, the Fund will hold cleared derivatives through accounts at clearing members. In cleared derivatives positions, the Fund will make payments (including margin payments) to and receive payments from a clearing house through their accounts at clearing members. Customer funds held at a clearing organization in connection with any options contracts are held in a commingled omnibus account and are not identified to the name of the clearing member’s individual customers. As a result, assets deposited by the Fund with any clearing member as margin for options may, in certain circumstances, be used to satisfy losses of other clients of the Fund’s clearing member. In addition, although clearing members guarantee performance of their clients’ obligations to the clearing house, there is a risk that the assets of the Fund might not be fully protected in the event of the clearing member’s bankruptcy, as the Fund would be limited to recovering only a pro rata share of all available funds segregated on behalf of the clearing member’s customers for the relevant account class. The Fund is also subject to the risk that a limited number of clearing members are willing to transact on the Fund’s behalf, which heightens the risks associated with a clearing member’s default. This risk is greater for the Fund as it seeks to hold options contracts on a single security, and not a broader range of options contracts, which may limit the number of clearing members that are willing to transact on the Fund’s behalf. If a clearing member defaults the Fund could lose some or all of the benefits of a transaction entered into by the Fund with the clearing member. If the Fund cannot find a clearing member to transact with on the Fund’s behalf, the Fund may be unable to effectively implement its investment strategy.

Price Participation Risk. The Fund employs an investment strategy that includes the sale of call option contracts, which limits the degree to which the Fund will participate in increases in value experienced by SNOW over the Call Period. This means that if SNOW experiences an increase in value above the strike price of the sold call options during a Call Period, the Fund will likely not experience that increase to the same extent and may significantly underperform SNOW over the Call Period. Additionally, because the Fund is limited in the degree to which it will participate in increases in value experienced by SNOW over each Call Period, but has full exposure to any decreases in value experienced by SNOW over the Call Period, the NAV of the Fund may decrease over any given time period. The Fund’s NAV is dependent on the value of each options portfolio, which is based principally upon the performance of SNOW. The degree of participation in SNOW gains the Fund will experience will depend on prevailing market conditions, especially market volatility, at the time the Fund enters into the sold call option contracts and will vary from Call Period to Call Period. The value of the options contracts is affected by changes in the value and dividend rates of SNOW, changes in interest rates, changes in the actual or perceived volatility of SNOW and the remaining time to the options’ expiration, as well as trading conditions in the options market. As the price of SNOW changes and time moves towards the expiration of each Call Period, the value of the options contracts, and therefore the Fund’s NAV, will change. However, it is not expected for the Fund’s NAV to directly correlate on a day-to-day basis with the returns of SNOW. The amount of time remaining until the options contract’s expiration date affects the impact of the potential options premiums on the Fund’s NAV, which may not be in full effect until the expiration date of the Fund’s options contracts. Therefore, while changes in the price of the SNOW will result in changes to the Fund’s NAV, the Fund generally anticipates that the rate of change in the Fund’s NAV will be different than that experienced by SNOW.

Equity Market Risk. The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual issuers, industries or the stock market as a whole. In addition, equity markets tend to move in cycles which may cause stock prices to fall over a short and extended periods of time. In a declining stock market, stock prices for all companies may decline, regardless of their long-term prospects.

Distribution Risk. The Fund seeks to provide weekly cash distributions. There is no assurance that the Fund will make a distribution in any given week. If the Fund does make distributions, the amounts of such distributions will likely vary greatly from one distribution to the next. Additionally, the weekly distributions, if any, may consist of returns of capital, which would decrease the Fund’s NAV and trading price over time. As a result, an investor may suffer significant losses to their investment. In addition, while the underlying stock may pay dividends, the Fund’s returns will not include any dividends paid by the underlying stock (except to the extent the Fund invests directly in SNOW), and any income generated by the Fund may be less than the income generated by a direct investment in the underlying stock.

NAV Erosion Risk Due to Distributions. When the Fund makes a distribution, the Fund’s NAV will typically drop by the amount of the distribution on the related ex-dividend date. The repeated payment of distributions by the Fund, if any, may significantly erode the Fund’s NAV and trading price over time. As a result, an investor may suffer significant losses to their investment.

Call Strategy Risks. The path dependency (i.e., the continued use) of the Fund’s call writing strategy will impact the extent that the Fund participates in the positive price returns of SNOW and, in turn, the Fund’s returns, both during the term of the sold call options and over longer time periods. If, for example, each month the Fund were to sell 7% out-of-the-money call options having a one-month term, the Fund’s participation in the positive price returns of SNOW will be capped at 7% in any given month. However, over a longer period (e.g., 5 months), the Fund should not be expected to participate fully in the first 35% (i.e., 5 months x 7%) of the positive price returns of SNOW, or the Fund may even lose money, even if the SNOW share price has appreciated by at least that much over such period, if during any month over that period SNOW had a return less than 7%. This example illustrates that both the Fund’s participation in the positive price returns of SNOW and its returns will depend not only on the price of SNOW but also on the path that SNOW takes over time.

Additionally, when implementing the Covered Call Spread Strategy, the use of credit call spreads introduces further complexities and risks. While purchasing a higher-strike call option limits potential losses from the short call position, it also reduces the net premium received, which may result in lower overall returns compared to a stand-alone covered call strategy. If the price of the Underlying Security rises rapidly, the call spread may still cap upside participation, leading to missed profit opportunities. Furthermore, market conditions, such as mispricing between near-the-money and further out-of-the-money options, may impact the effectiveness of the strategy, potentially resulting in lower-than-expected returns or increased losses. The relative pricing of options at different strike levels can vary due to volatility shifts, liquidity constraints, or other market dynamics, adding an additional layer of uncertainty to the Fund’s performance under this strategy.

ETF Risks.

Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that are authorized to purchase and redeem Shares directly from the Fund (known as “Authorized Participants” or “APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services; or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

Cash Redemption Risk. The Fund’s investment strategy may require it to redeem Shares for cash or to otherwise include cash as part of its redemption proceeds. For example, the Fund may not be able to redeem in-kind certain securities held by the Fund (e.g., derivative instruments). In such a case, the Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used. By paying out higher annual capital gain distributions, investors may be subjected to increased capital gains taxes. Additionally, there may be brokerage costs or taxable gains or losses that may be imposed on the Fund in connection with a cash redemption that may not have occurred if the Fund had made a redemption in-kind. These costs could decrease the value of the Fund to the extent they are not offset by a transaction fee payable by an AP.

Costs of Buying or Selling Shares. Buying or selling Shares involves certain costs, including brokerage commissions, other charges imposed by brokers, and bid-ask spreads. The bid-ask spread represents the difference between the price at which an investor is willing to buy Shares and the price at which an investor is willing to sell Shares. The spread varies over time based on the Shares’ trading volume and market liquidity. The spread is generally lower if Shares have more trading volume and market liquidity and higher if Shares have little trading volume and market liquidity. Due to the costs of buying or selling Shares, frequent trading of Shares may reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

Management Risk. The Fund is subject to management risk because it is an actively managed portfolio. In managing the Fund’s investment portfolio, the portfolio managers will apply investment techniques and risk analyses that may not produce the desired result. There can be no guarantee that the Fund will meet its investment objective.

Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant.

Trading.  Although Shares are listed on a national securities exchange, such as NYSE Arca, Inc. (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that an active trading market for the Shares will develop or be maintained or that the Shares will trade with any volume, or at all, on any stock exchange. This risk may be greater for the Fund as it seeks to have exposure to a single underlying stock as opposed to a more diverse portfolio like a traditional pooled investment. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares. Shares trade on the Exchange at a market price that may be below, at or above the Fund’s NAV. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. In addition, trading in Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange “circuit breaker” rules. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged. In the event of an unscheduled market close for options contracts that reference a single stock, such as SNOW’s securities being halted or a market wide closure, settlement prices will be determined by the procedures of the listing exchange of the options contracts. As a result, the Fund could be adversely affected and be unable to implement its investment strategies in the event of an unscheduled closing.

Economic and Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in the Fund’s portfolio may underperform in comparison to securities in the general financial markets, a particular financial market, or other asset classes, due to a number of factors, including inflation (or expectations for inflation), deflation (or expectations for deflation), interest rates, global demand for particular products or resources, market instability, financial system instability, debt crises and downgrades, embargoes, tariffs, sanctions and other trade barriers, regulatory events, other governmental trade or market control programs and related geopolitical events. In addition, the value of the Fund’s investments may be negatively affected by the occurrence of global events such as war, terrorism, environmental disasters, natural disasters or events, country instability, and infectious disease epidemics or pandemics. The imposition by the U.S. of tariffs on goods imported from foreign countries and reciprocal tariffs levied on U.S. goods by those countries also may lead to volatility and instability in domestic and foreign markets.

High Portfolio Turnover Risk. The Fund may actively and frequently trade all or a significant portion of the Fund’s holdings. A high portfolio turnover rate increases transaction costs, which may increase the Fund’s expenses. Frequent trading may also cause adverse tax consequences for investors in the Fund due to an increase in short-term capital gains.

Inflation Risk. Inflation risk is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the present value of the Fund’s assets and distributions, if any, may decline.

Liquidity Risk. Some securities held by the Fund, including options contracts, may be difficult to sell or be illiquid, particularly during times of market turmoil. This risk is greater for the Fund as it will hold options contracts on a single security, and not a broader range of options contracts. Markets for securities or financial instruments could be disrupted by a number of events, including, but not limited to, an economic crisis, natural disasters, epidemics/pandemics, new legislation or regulatory changes inside or outside the United States. Illiquid securities may be difficult to value, especially in changing or volatile markets. If the Fund is forced to sell an illiquid security at an unfavorable time or price, the Fund may be adversely impacted. Certain market conditions or restrictions, such as market rules related to short sales, may prevent the Fund from limiting losses, realizing gains or achieving a high correlation with SNOW. There is no assurance that a security that is deemed liquid when purchased will continue to be liquid. Market illiquidity may cause losses for the Fund.

Money Market Instrument Risk. The Fund may use a variety of money market instruments for cash management purposes, including money market funds, depositary accounts and repurchase agreements. Repurchase agreements are contracts in which a seller of securities agrees to buy the securities back at a specified time and price. Repurchase agreements may be subject to market and credit risk related to the collateral securing the repurchase agreement. Money market instruments, including money market funds, may lose money through fees or other means.

Newer Fund Risk. The Fund is a recently organized management investment company with limited operating history. As a result, prospective investors only have a limited track record or history on which to base their investment decisions. There can be no assurance that the Fund will maintain an economically viable size.

Non-Diversification Risk. Because the Fund is “non-diversified,” it may invest a greater percentage of its assets in the securities of a single issuer or a smaller number of issuers than if it was a diversified fund. As a result, a decline in the value of an investment in a single issuer or a smaller number of issuers could cause the Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio. This may increase the Fund’s volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund’s performance.

Operational Risk. The Fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect the Fund’s ability to meet its investment objective. Although the Fund, and Adviser seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

Single Issuer Risk. Issuer-specific attributes may cause an investment in the Fund to be more volatile than a traditional pooled investment which diversifies risk or the market generally. The value of the Fund, which focuses on an individual security (SNOW), may be more volatile than a traditional pooled investment or the market as a whole and may perform differently from the value of a traditional pooled investment or the market as a whole.

Tax Risk. The Fund intends to elect and to qualify each year to be treated as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (“Code”). As a RIC, the Fund will not be subject to U.S. federal income tax on the portion of its net investment income and net capital gain that it distributes to Shareholders, provided that it satisfies certain requirements of the Code. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund’s taxable income will be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. To comply with the asset diversification test applicable to a RIC, the Fund will attempt to ensure that the value of options it holds is never 25% of the total value of Fund assets at the close of any quarter. In particular, in combination with the Fund’s use of a “synthetic” strategy (i.e., purchasing exposure to the underlying stock through a combination of put and call options), the Fund maintains a portfolio of treasury securities, which are expected to enable the Fund to meet the diversification requirements. If the Fund’s investments in options were to exceed 25% of the Fund’s total assets at the end of a tax quarter, the Fund, generally, has a grace period to cure such lack of compliance. If the Fund fails to timely cure, it may no longer be eligible to be treated as a RIC.

U.S. Government and U.S. Agency Obligations Risk. The Fund may invest in securities issued by the U.S. government or its agencies or instrumentalities. U.S. Government obligations include securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, such as the U.S. Treasury. Payment of principal and interest on U.S. Government obligations may be backed by the full faith and credit of the United States or may be backed solely by the issuing or guaranteeing agency or instrumentality itself. In the latter case, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, which agency or instrumentality may be privately owned. There can be no assurance that the U.S. Government would provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) where it is not obligated to do so.

Performance

The following performance information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance over time. The following bar chart shows the Fund’s annual returns. The table illustrates how the Fund’s average annual returns for the 1-year and since inception periods compare with those of a broad measure of market performance. Although past performance of the Fund is no guarantee of how it will perform in the future, historical performance may give you some indication of the risks of investing in the Fund. Updated performance information is available on the Fund’s website at www.yieldmaxetfs.com.

Calendar Year Ended December 31,

During the period of time shown in the bar chart, the Fund’s highest quarterly return was 38.55% for the quarter ended June 30, 2025 and the lowest quarterly return was -3.45% for the quarter ended December 31, 2025.

Average Annual Total Returns

For the Periods Ended December 31, 2025

	1 Year	Since Inception June 10, 2024
Return Before Taxes	32.33%	35.93%
Return After Taxes on Distributions	9.95%	15.20%
Return After Taxes on Distributions and Sale of Fund Shares	18.37%	19.05%
S&P 500® Total Return Index (reflects no deduction for fees, expenses, or taxes)(1)	17.88%	18.50%

(1)	The S&P 500® Total Return Index is a free-float market capitalization-weighted index of 500 of the largest U.S. companies. The index is calculated on a total return basis with dividends reinvested.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period covered by the table above and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Shares through tax-deferred or other tax-advantaged arrangements such as an individual retirement account (“IRA”).

Management

Investment Adviser: Tidal Investments LLC (the “Adviser”) serves as investment adviser to the Fund.

Portfolio Managers:

The following individuals are jointly and primarily responsible for the day-to-day management of the Fund.

Jay Pestrichelli, Portfolio Manager for the Adviser, has been a portfolio manager of the Fund since its inception in 2024.

Scott Snyder, Portfolio Manager for the Adviser, has been a portfolio manager of the Fund since February of 2026.

Matt Brandt, Portfolio Manager for the Adviser, has been a portfolio manager of the Fund since February of 2026.

Purchase and Sale of Shares

The Fund issues and redeems Shares at NAV only in large blocks known as “Creation Units,” which only Authorized Participants (APs) (typically, broker-dealers) may purchase or redeem. The Fund generally issues and redeems Creation Units in exchange for a portfolio of securities (the “Deposit Securities”) and/or a designated amount of U.S. cash.

Shares are listed on the Exchange, and individual Shares may only be bought and sold in the secondary market through brokers at market prices, rather than NAV. Because Shares trade at market prices rather than NAV, Shares may trade at a price greater than NAV (premium) or less than NAV (discount).

An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Shares (the “bid” price) and the lowest price a seller is willing to accept for Shares (the “ask” price) when buying or selling Shares in the secondary market. This difference in bid and ask prices is often referred to as the “bid-ask spread.”

Information regarding the Fund’s NAV, market price, how often Shares traded on the Exchange at a premium or discount, and the median bid-ask spreads can be found on the Fund’s website at www.yieldmaxetfs.com.

Tax Information

Fund distributions are generally taxable as ordinary income, qualified dividend income, or capital gains (or a combination), unless an investment is in an individual retirement account (“IRA”) or other tax-advantaged account. Distributions on investments made through tax-deferred arrangements may be taxed later upon withdrawal of assets from those accounts.

Financial Intermediary Compensation

If you purchase Shares through a broker-dealer or other financial intermediary (such as a bank) (an “Intermediary”), the Adviser or its affiliates may pay Intermediaries for certain activities related to the Fund, including participation in activities that are designed to make Intermediaries more knowledgeable about exchange-traded products, including the Fund, or for other activities, such as marketing, educational training, or other initiatives related to the sale or promotion of Shares. These payments may create a conflict of interest by influencing the Intermediary and your salesperson to recommend the Fund over another investment. Any such arrangements do not result in increased Fund expenses. Ask your salesperson or visit the Intermediary’s website for more information.

YieldMax® XYZ Option Income Strategy ETF - FUND SUMMARY

Investment Objective

The Fund’s primary investment objective is to seek current income. The Fund’s secondary investment objective is to seek exposure to the share price of the common stock of Block, Inc. (“XYZ” or “Underlying Security”), subject to a limit on potential investment gains.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Annual Fund Operating Expenses(1) (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.99%
Distribution and Service (12b-1) Fees	None
Other Expenses (includes interest and tax expense)	0.37%
Total Annual Fund Operating Expenses	1.36%

(1)	The Fund’s investment adviser, Tidal Investments LLC (the “Adviser”), a Tidal Financial Group company, will pay, or require a sub-adviser to pay, all expenses incurred by the Fund (except for advisory fees and sub-advisory fees, as the case may be) excluding interest charges on any borrowings made for investment purposes, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the “1940 Act”), and litigation expenses and other non-routine or extraordinary expenses.

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem or hold all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example does not take into account brokerage commissions that you may pay on your purchases and sales of Shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 years	10 Years
$138	$431	$745	$1,635

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the expense example above, affect the Fund’s performance. During the most recent fiscal year ended October 31, 2025, the Fund’s portfolio turnover rate was 46% of the average value of its portfolio.

Principal Investment Strategies

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks current income while providing exposure to the share price (i.e., the price returns) of the Underlying Security, subject to participation in a portion of potential investment gains. The Fund will employ its investment strategy as it relates to the Underlying Security regardless of whether there are periods of adverse market, economic, or other conditions and will not take temporary defensive positions during such periods. As further described below, the Fund uses either a synthetic covered call strategy or a synthetic covered call spread strategy to seek to generate options premiums and provide indirect exposure to the share price returns of the Underlying Security, subject to participation in a portion of potential investment gains as a result of the nature of the options strategy it employs. That is, the Fund not only seeks to generate options premiums but also aims to derive gains when the value of the Underlying Security increases. The Fund’s options contracts provide:

●	indirect exposure to the share price returns of the Underlying Security,
●	option premiums, and
●	participation in a portion of gains, if any, of the share price returns of the Underlying Security.

For more information, see sections “The Fund’s Use of Underlying Security Option Contracts” and “Synthetic Covered Call Strategy” below.

Why invest in the Fund?

●	The Fund seeks to generate weekly cash distributions, which is not dependent on the price appreciation of the Underlying Security.
●	The Fund seeks to participate in a portion of the gains experienced by the Underlying Security.

That is, although the Fund may not fully participate in gains in the Underlying Security’s stock price, the Fund’s portfolio is designed to generate options premiums.

An Investment in the Fund is not an investment in the Underlying Security.

●	The Fund’s strategy will capture only a portion of its potential gains if the Underlying Security’s stock price increase in value.
●	The Fund’s strategy is subject to all potential losses if the Underlying Security’s stock price decrease in value, which may not be offset by the options premiums received by the Fund.
●	The Fund may from time to time invest directly in the Underlying Security.
●	Fund shareholders are not entitled to any Underlying Security dividends, except to the extent the Fund invests directly in the Underlying Security.

While the Fund seeks to provide current income pursuant to its investment objective, a portion (sometimes significant) of the Fund’s distributions may be classified as return of capital (“ROC”) for financial or tax reporting purposes. Generally speaking, ROC refers to the portion of a distribution from an investment that represents a return of the original investment (principal) rather than income or profit. Accordingly, such distributions do not necessarily reflect the Fund’s income or yield. See the prospectus section titled “Additional Information About the Funds” for more information about option premiums and ROC.

Additional information regarding the Underlying Security is also set forth below.

The Fund’s Use of Underlying Security Option Contracts

As part of the Fund’s synthetic covered call strategy and synthetic covered call spread strategy, the Fund will purchase and sell a combination of standardized exchange-traded and FLexible EXchange® (“FLEX”) call and put option contracts that are based on the value of the price returns of the Underlying Security.

●	In general, an option contract gives the purchaser of the option contract the right to purchase (for a call option) or sell (for a put option) the underlying asset (like shares of the Underlying Security) at a specified price (the “strike price”).
●	If exercised, an option contract obligates the seller to deliver shares (for a sold or “short” call) or buy shares (for a sold or “short” put) of the underlying asset at a specified price (the “strike price”).
●	Options contracts must be exercised or traded to close within a specified time frame, or they expire. See the chart in section “Fund Portfolio” below for a description of the option contracts utilized by the Fund.

Standardized exchange-traded options include standardized terms. FLEX options are also exchange-traded, but they allow for customizable terms (e.g., the strike price can be negotiated). For more information on FLEX options, see “Additional Information about the Funds – Exchange Traded Options Portfolio.”

The Fund’s options contracts are based on the value of the Underlying Security, which gives the Fund the right or obligation to receive or deliver shares of the Underlying Security on the expiration date of the applicable option contract in exchange for the stated strike price, depending on whether the option contract is a call option or a put option, and whether the Fund purchases or sells the option contract.

Covered Call Strategy

In seeking to achieve its investment objective, the Fund may implement a “synthetic covered call” and, to a lesser extent, a “traditional covered call” strategy using the standardized exchange-traded and FLEX options described above.

●	A traditional covered call strategy is an investment strategy where an investor (the Fund) sells a call option on an underlying security it owns.
●	A synthetic covered call strategy is similar to a traditional covered call strategy in that the investor sells a call option that is based on the value of the underlying security. However, in a synthetic covered call strategy, the investor (the Fund) does not own the underlying security, but rather seeks to synthetically replicate 100% of the price movements of the underlying security through the use of various investment instruments.

The Fund’s covered call strategies consists of the following three elements, each of which is described in greater detail farther below:

●	Direct or synthetic long exposure to the Underlying Security, which allows the Fund to seek to participate in the changes, up or down, in the price of shares of the Underlying Security.
●	Covered call writing (where the Underlying Security’s call options are sold against the synthetic long portion of the strategy), which allows the Fund to generate options premiums.
●	U.S. Treasuries, which are used for collateral for the options, and which generate income.

1.	Long Exposure (Synthetic or Direct)

Synthetic Long Exposure: To achieve a synthetic long exposure to the Underlying Security, the Fund will buy the Underlying Security’s call options and, simultaneously, sell the Underlying Security’s put options to try to replicate the price movements of the Underlying Security. The call options purchased by the Fund and the put options sold by the Fund will generally have one-month to six-month terms and strike prices that are approximately equal to the then-current share price of the Underlying Security at the time the contracts are purchased and sold, respectively. The combination of the long call options and sold put options provides the Fund with indirect investment exposure equal to approximately 100% of the Underlying Security for the duration of the applicable options exposure.

In addition, the Fund may use other instruments and transactions to gain synthetic exposure to the Underlying Security. For example, the Fund may enter into swap contracts that provide exposure to the Underlying Security. The Fund also may utilize additional options strategies, including purchasing call options that are “deep in the money” (i.e., the Underlying Security’s price is well above the strike price on the call option).

Direct Long Exposure: The Fund may directly hold equity securities of the Underlying Security.

2.	Covered Call Strategies

Covered Call Strategy

As part of its strategy, the Fund will write (sell) call option contracts on the Underlying Security to generate options premiums. These written call options will generally be sold short (i.e., selling a position it does not currently own). The Fund will seek to participate in the share price appreciation of the Underlying Security, if any. However, due to the nature of covered call strategies, the Fund’s participation may be subject to a cap (as described below). In this strategy, the call options written (sold) by the Fund will generally have 1- month or less expiration dates (the “Call Period”) and generally have a strike price that is approximately 0%-15% above the then-current share price of the Underlying Security.

It is important to note that the sale of the Underlying Security call option contracts will limit the Fund’s participation in the appreciation in the Underlying Security’s stock price. If the stock price of the Underlying Security increases, the above-referenced synthetic long exposure alone would allow the Fund to experience similar percentage gains. However, if the Underlying Security’s stock price appreciates beyond the strike price of one or more of the sold (short) call option contracts, the Fund will lose money on those short call positions, and the losses will, in turn, limit the upside return of the Fund’s synthetic long exposure. As a result, the Fund’s overall strategy (i.e., the combination of the synthetic long exposure to the Underlying Security and the sold (short) the Underlying Security call positions) will limit the Fund’s participation in gains in the Underlying Security’s stock price beyond a certain point.

Covered Call Spread Strategy

The Adviser will employ the Covered Call Spread Strategy when it believes it is a better strategy for the Fund as compared to the Covered Call Strategy. The Fund may write (sell) credit call spreads (described below) rather than stand-alone call option contracts to seek greater participation in the potential appreciation of its Underlying Security’s share price, while still generating net options premiums. The Adviser will primarily employ this covered call spread strategy when it believes that the share price of its Underlying Security is likely to rise significantly in the short term (e.g., following a substantial selloff or overall positive market news). Additionally, the Adviser may use this strategy in other scenarios (e.g., if the market is undervaluing further out-of-the-money options relative to near-the-money options), where it believes the use of credit call spreads may prove more advantageous to the Fund’s total return than the covered call strategy.

A credit call spread involves selling a call option while simultaneously buying a call option with a higher strike price, both with the same expiration date. By writing credit call spreads, the Fund can potentially offset losses incurred from its short call positions if the Underlying Security’s share price rises above the strike price.

3.	U.S. Treasuries

The Fund will hold short-term U.S. Treasury securities as collateral in connection with the Fund’s synthetic covered call strategy. The Fund may also invest in pooled vehicles (e.g., mutual funds and ETFs) that invest in U.S Treasuries.

The Fund intends to continuously maintain exposure to the Underlying Security, primarily through the use of options contracts. As the options contracts it holds are exercised or expire it may enter into new options contracts, a practice referred to as “rolling.” The Fund’s practice of rolling options may result in high portfolio turnover.

Fund’s Weekly Distributions

The Fund will seek to provide weekly cash distributions. The Fund will seek to generate such distributions in the following ways:

●	Writing (selling) call option contracts on its Underlying Security as described above to generate options premiums. A premium, in this context, refers to the price the option buyer pays to the option seller (the Fund) for the rights granted by the option. The amount of these premiums is largely affected by the fluctuations in the Underlying Security’s stock prices. However, other elements like interest rates can also influence the level of premiums.
●	Investing in short-term U.S. Treasury securities. The income generated by these securities will be influenced by interest rates at the time of investment.
●	In addition, the Fund’s use of the Covered Call Spread Strategy may occasionally allow it to capture a substantial portion of any significant increase in the price of its Underlying Security. When this happens, the Fund could receive profits exceeding the initial cost of the call options, and the Fund’s distributions may include some of those profits.

Fund’s Return Profile vs its Underlying Security

For the reasons stated above, the Fund’s performance will differ from that of the Underlying Security’s stock price. The performance differences will depend on, among other things, the price of the Underlying Security, changes in the value of the Underlying Security options contracts the Fund holds, and changes in the value of the U.S. Treasuries.

Fund Portfolio

Principal Holdings
Portfolio Holdings (All derivative instruments are based on the value of the Underlying Security)	Investment Terms	Expected Target Maturity
Purchased call option contracts

“at-the-money” (i.e., the strike price is equal to the then-current share price of the Underlying Security at the time of purchase) to provide indirect exposure to positive price returns of the Underlying Security.

If the Underlying Security share price increases, these options will generate corresponding increases to the Fund.

1-month to 6-month expiration dates
Sold put option contracts

“at-the-money” (i.e., the strike price is equal to the then-current share price of the Underlying Security at the time of sale).

They are sold to help pay for the purchased call options described above.

However, the sold put option contracts provide exposure to the full extent of any share price losses experienced by the Underlying Security.

1-month to 6-month expiration dates
Sold (short) call option contracts (Covered Call Strategy)

The strike price is approximately 0%-15% more than the then-current share price of the Underlying Security at the time of sale.

They generate options premiums. However, they also limit some potential positive returns that the Fund may have otherwise experienced from gains in the Underlying Security’s share price.

1-month or less expiration dates
Sold (short) call option contracts (Covered Call Spread Strategy)

The strike price is approximately 0%-15% more than the then-current share price of the Fund’s Underlying Security at the time of sale.

Sold call option contracts provide inverse exposure to the full extent of any increases in the value experienced by the Fund’s Underlying Security, minus the premium received.

1-month or less expiration dates
Purchased call option contracts (Covered Call Spread Strategy)

“out-of-the-money” (i.e., the strike price is above the strike price of the corresponding Covered Call Spread Strategy sold call).

Bought call option contracts provide exposure to the full extent of any increases in the value experienced by the Fund’s Underlying Security above the option’s strike price.

1-month or less expiration dates
Purchased call option contracts (Deep-in-the-money synthetic long exposure)	“Deep in the money” (i.e., the Underlying Security’s price is well above the strike price on the call option) to provide synthetic long exposure designed to closely track price movements of the Underlying Security. These options are expected to exhibit greater sensitivity to changes in the Underlying Security’s share price than out-of-the-money or at-the-money calls.	1-month to 6-month expiration dates
Swap contracts	The Fund may enter into swap contracts that provide exposure to the Underlying Security’s price movements (and/or total return), generally in exchange for a financing rate and/or other contractual payments. Swap contracts may be used as an alternative or supplement to options positions to obtain exposure to the Underlying Security.	13-month to 60-month terms
Equity securities of the Underlying Security (Direct holdings)	The Fund may purchase and hold shares of the Underlying Security to obtain direct exposure to the Underlying Security’s price movements and any distributions.	NA
U.S Treasury Securities and Cash

Multiple series of U.S. Treasury Bills supported by the full faith and credit of the U.S. government.

These instruments are used as collateral for the Fund’s derivative investments.

They will also generate income.

6-month to 2-year maturities

The market value of the cash and treasuries held by the Fund is generally expected to be between 25% and 100% of the Fund’s net assets and the market value of the options package is generally expected to be between 0% and 50% of the Fund’s net assets (though actual exposures may deviate from these ranges from time to time). In terms of notional value, the combination of these investment instruments provides indirect investment exposure to the Underlying Security equal to at least 95% of the Fund’s total assets.

Under normal circumstances, the Fund will invest at least 80% of its net assets, plus borrowings for investment purposes, in securities and financial instruments that provide indirect exposure to XYZ.

The Fund is classified as “non-diversified” under the 1940 Act.

There is no guarantee that the Fund’s investment strategy will be properly implemented, and an investor may lose some or all of its investment.

Block, Inc.

Block, Inc. provides software, hardware and financial services to sellers and individuals. Block, Inc. operates two reportable segments: (i) Square; and (ii) Cash App. Square offers a cohesive commerce ecosystem that helps Block, Inc.’s sellers start, run, and grow their businesses. Cash App provides an ecosystem of financial products and services to help individuals manage their money. Block, Inc. is listed on the NYSE. Per XYZ’s most recent Form 10-K filing, the aggregate market value of voting and non-voting common equity, as of the most recent available data at time of drafting this prospectus (June 30, 2024), held by non-affiliates of XYZ, was approximately $37.8 billion.

Block, Inc. is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the SEC by Block, Inc. pursuant to the Exchange Act can be located by reference to the SEC file number 001-37622 through the SEC’s website at www.sec.gov. In addition, information regarding Block, Inc. may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

This document relates only to the securities offered hereby and does not relate to XYZ or other securities of Block, Inc. The Fund has derived all disclosures contained in this document regarding Block, Inc. from the publicly available documents. None of the Fund, the Trust, the Adviser, or their respective affiliates has participated in the preparation of such publicly available offering documents or made any due diligence inquiry regarding such documents with respect to Block, Inc. None of the Fund, the Trust, the Adviser, or their respective affiliates makes any representation that such publicly available documents or any other publicly available information regarding Block, Inc. is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date hereof (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of Block, Inc. (and therefore the price of the Fund at the time we price the securities) have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of or failure to disclose material future events concerning Block, Inc. could affect the value received with respect to the securities and therefore the value of the securities.

None of the Fund, the Trust, the Adviser, or their respective affiliates makes any representation to you as to the performance of XYZ.

NONE OF THE FUND, TIDAL TRUST II, OR TIDAL INVESTMENTS LLC IS AFFILIATED, CONNECTED, OR ASSOCIATED WITH XYZ. THE FUND WAS NOT DEVELOPED OR CREATED BY, AND IS NOT SPONSORED, ENDORSED, OR APPROVED BY, XYZ.

Moreover, XYZ has not participated in the development of the Fund’s investment strategy. XYZ does not select or approve the Fund’s portfolio holdings, nor does it participate in the construction, design, or implementation of the Fund. XYZ does not provide any assurances, guarantees, or representations regarding the Fund or its performance. Nothing herein shall be construed as an offer of any security by XYZ.

None of the Fund, the Trust, the Adviser, or their respective affiliates claim any ownership interest in any trademarks owned by Block, Inc. or XYZ. All rights in the trademarks are reserved by their respective owners.

Due to the Fund’s investment strategy, the Fund’s investment exposure is concentrated in (or substantially exposed to) the same industry as that assigned to XYZ. As of the date of the Prospectus, XYZ is assigned to the financial services industry.

Principal Investment Risks

The principal risks of investing in the Fund are summarized below. As with any investment, there is a risk that you could lose all or a portion of your investment in the Fund. Some or all of these risks may adversely affect the Fund’s net asset value (“NAV”) per share, trading price, yield, total return, and/or ability to meet its objective. For more information about the risks of investing in the Fund, see the section in the Fund’s Prospectus titled “Additional Information About the Funds—Principal Risks of Investing in the Funds.”

An investment in the Fund entails risk. The Fund may not achieve its investment objective and there is a risk that you could lose all of your money invested in the Fund. The Fund is not a complete investment program. It is important that investors closely review all of the risks listed below and understand them before making an investment in the Fund.

Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which they appear.

XYZ Risk. The Fund invests in options contracts and swaps that are based on the value of XYZ and may also invest directly in XYZ. These investments in options contracts and swaps subject the Fund to certain of the same risks as if it owned shares of XYZ, even though it may not; although at times the Fund may also hold shares of XYZ directly. By virtue of these investments, the Fund may be subject to the following risks:

Indirect Investment in XYZ Risk. Block, Inc. is not affiliated with the Trust, the Fund, the Adviser, or their respective affiliates and is not involved with this offering in any way and has no obligation to consider your Shares in taking any corporate actions that might affect the value of Shares. Investors in the Fund will not have voting rights and will not be able to influence management of Block, Inc. but will be exposed to the performance of XYZ (the underlying stock). Except to the extent the Fund invests directly in XYZ, investors in the Fund will not have rights to receive dividends or other distributions or any other rights with respect to the underlying stock but will be subject to declines in the performance of the underlying stock.

XYZ Trading Risk. The trading price of XYZ may be highly volatile and could continue to be subject to wide fluctuations in response to various factors. The stock market in general, and the market for technology companies in particular, has experienced extreme price and volume fluctuations that have often been unrelated or disproportionate to the operating performance of those companies. In particular, a large proportion of XYZ may be traded by short sellers which may put pressure on the supply and demand for the common stock of Block, Inc., further influencing volatility in its market price. Public perception and other factors outside of the control of Block, Inc. may additionally impact XYZ’s stock price due to Block, Inc. garnering a disproportionate degree of public attention, regardless of actual operating performance. In addition, in the past, following periods of volatility in the overall market and the market price of a particular company’s securities, securities class action litigation has often been instituted against companies such as these. Moreover, stockholder litigation like this has been filed against Block, Inc. in the past. While Block, Inc. continues to defend such actions, any judgment against Block, Inc., or any future stockholder litigation could result in substantial costs and a diversion of the management of Block, Inc.’s attention and resources. If XYZ trading is halted, trading in Shares of the Fund may be impacted, either temporarily or indefinitely.

Block, Inc. Performance Risk. Block, Inc. may fail to meet its publicly announced guidelines or other expectations about its business, which could cause the price of XYZ to decline. Block, Inc. provides guidance regarding its expected financial and business performance, such as projections regarding sales and production, as well as anticipated future revenues, gross margins, profitability and cash flows. Correctly identifying key factors affecting business conditions and predicting future events is inherently an uncertain process, and the guidance Block, Inc. provides may not ultimately be accurate and has in the past been inaccurate in certain respects, such as the timing of new product manufacturing ramps. The guidance is based on certain assumptions such as those relating to global and local economic conditions, anticipated production and sales volumes (which generally are not linear throughout a given period), average sales prices, supplier and commodity costs, and planned cost reductions. If Block, Inc.’s guidance is not accurate or varies from actual results due to its inability to meet the assumptions or the impact on its financial performance that could occur as a result of various risks and uncertainties, the market value of common stock issued by Block, Inc. could decline significantly.

Software Industry Risk. The software industry can be significantly affected by intense competition, aggressive pricing, technological innovations, and product obsolescence. Companies in the software industry are subject to significant competitive pressures, such as aggressive pricing, new market entrants, competition for market share, short product cycles due to an accelerated rate of technological developments and the potential for limited earnings and/or falling profit margins. These companies also face the risks that new services, equipment or technologies will not be accepted by consumers and businesses or will become rapidly obsolete. These factors can affect the profitability of these companies and, as a result, the value of their securities. Also, patent protection is integral to the success of many companies in this industry, and profitability can be affected materially by, among other things, the cost of obtaining (or failing to obtain) patent approvals, the cost of litigating patent infringement and the loss of patent protection for products (which significantly increases pricing pressures and can materially reduce profitability with respect to such products). In addition, many software companies have limited operating histories. Prices of these companies’ securities historically have been more volatile than other securities, especially over the short term.

Financial Services Industry Risk. Financial services companies are subject to extensive governmental regulation which may limit both the amounts and types of loans and other financial commitments they can make, the interest rates and fees they can charge, the scope of their activities, the prices they can charge and the amount of capital they must maintain. Profitability is largely dependent on the availability and cost of capital funds and can fluctuate significantly when interest rates change or due to increased competition. In addition, deterioration of the credit markets generally may cause an adverse impact in a broad range of markets, including U.S. and international credit and interbank money markets generally, thereby affecting a wide range of financial institutions and markets. Certain events in the financial industry may cause an unusually high degree of volatility in the financial markets, both domestic and foreign, and cause certain financial services companies to incur large losses. Securities of financial services companies may experience a dramatic decline in value when such companies experience substantial declines in the valuations of their assets, take action to raise capital (such as the issuance of debt or equity securities), or cease operations. Credit losses resulting from financial difficulties of borrowers and financial losses associated with investment activities can negatively impact the industry. Insurance companies may be subject to severe price competition. Adverse economic, business or political developments could adversely affect financial institutions engaged in mortgage finance or other lending or investing activities directly or indirectly connected to the value of real estate.

Transaction and Payment Processing Industry Risks. Investing in the transaction and payment processing industry entails several risks. Cyberattacks and security vulnerabilities pose a significant threat, potentially leading to severe damage. Business interruptions or system failures can disrupt company operations, impacting its websites, applications, products, and services. Intense competition, changes in payment card networks or bank fees, and reliance on third-parties contribute to operational risks. Transaction and payment processing companies must continuously adapt to technological developments to offer innovative products and services, as failure to do so may result in declining product usage and revenues. The company is subject to extensive government regulation and compliance requirements, with potential consequences for non-compliance, including significant costs, liabilities, and the need for additional licenses or regulatory approvals. Regional regulations and licensing requirements add complexity, particularly in markets such as the European Economic Area and the United Kingdom, where specific obligations and potential enforcement actions exist. The evolving regulatory landscape and uncertainties surrounding cryptocurrency regulations introduce further risks, potentially leading to additional regulations, licensing requirements, and the need to modify or discontinue cryptocurrency as a payment option or otherwise. Transaction and payment processing companies’ lending activities are subject to federal and state laws, with increasing regulatory focus on consumer lending potentially leading to policy and operational changes. Compliance with privacy and data protection laws is crucial to avoid fines, penalties, and reputational harm. Lastly, a transaction and payment processing company’s international operations expose the company to regulatory scrutiny and global economic conditions.

Derivatives Risk. Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, or funds (including ETFs), interest rates or indexes. The Fund’s investments in derivatives may pose risks in addition to, and greater than, those associated with directly investing in securities or other ordinary investments, including risk related to the market, imperfect correlation with underlying investments or the Fund’s other portfolio holdings, higher price volatility, lack of availability, counterparty risk, liquidity, valuation and legal restrictions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The use of derivatives may result in larger losses or smaller gains than directly investing in securities. When the Fund uses derivatives, there may be imperfect correlation between the value of XYZ and the derivative, which may prevent the Fund from achieving its investment objective. Because derivatives often require only a limited initial investment, the use of derivatives may expose the Fund to losses in excess of those amounts initially invested. In addition, the Fund’s investments in derivatives are subject to the following risks:

Options Contracts. The use of options contracts involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, including the anticipated volatility, which are affected by fiscal and monetary policies and by national and international political, changes in the actual or implied volatility or the reference asset, the time remaining until the expiration of the option contract and economic events. For the Fund in particular, the value of the options contracts in which it invests is substantially influenced by the value of XYZ. The Fund may experience substantial downside from specific option positions and certain option positions held by the Fund may expire worthless. The options held by the Fund are exercisable at the strike price on their expiration date. As an option approaches its expiration date, its value typically increasingly moves with the value of the underlying instrument. However, prior to such date, the value of an option generally does not increase or decrease at the same rate at the underlying instrument. There may at times be an imperfect correlation between the movement in the values of options contracts and the underlying instrument, and there may at times not be a liquid secondary market for certain options contracts. The value of the options held by the Fund will be determined based on market quotations or other recognized pricing methods. Additionally, as the Fund intends to continuously maintain indirect exposure to XYZ through the use of options contracts, as the options contracts it holds are exercised or expire it will enter into new options contracts, a practice referred to as “rolling.” If the expiring options contracts do not generate proceeds enough to cover the cost of entering into new options contracts, the Fund may experience losses.

Swap Agreements Risk. The use of swap transactions is a highly specialized activity, which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Whether the Fund will be successful in using swap agreements to achieve its investment goal depends on the ability of the Adviser to structure such swap agreements in accordance with the Fund’s investment objective and to identify counterparties for those swap agreements. If the Adviser is unable to enter into swap agreements that provide leveraged exposure to the Underlying Security, the Fund may not meet its stated investment objective. Additionally, any financing, borrowing or other costs associated with using swap transactions may also have the effect of lowering the Fund’s return.

The swap agreements in which the Fund invests are generally traded in the over-the-counter market, which generally has less transparency than exchange-traded derivatives instruments. In a standard swap transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined reference assets or underlying securities or instruments. The gross return to be exchanged or swapped between the parties is calculated based on a notional amount or the return on or change in value of a particular dollar amount invested in a basket of securities.

If the Underlying Security has a dramatic move that causes a material decline in the Fund’s net assets, the terms of a swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the swap transaction with the Fund. In that event, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve exposure consistent with the Fund’s investment objective. This may prevent the Fund from achieving its objective, even if the Underlying Security later reverses all or a portion of its movement.

Counterparty Risk. The Fund is subject to counterparty risk by virtue of its investments in options contracts. Transactions in some types of derivatives, including options, are required to be centrally cleared (“cleared derivatives”). In a transaction involving cleared derivatives, the Fund’s counterparty is a clearing house rather than a bank or broker. Since the Fund is not a member of clearing houses and only members of a clearing house (“clearing members”) can participate directly in the clearing house, the Fund will hold cleared derivatives through accounts at clearing members. In cleared derivatives positions, the Fund will make payments (including margin payments) to and receive payments from a clearing house through their accounts at clearing members. Customer funds held at a clearing organization in connection with any options contracts are held in a commingled omnibus account and are not identified to the name of the clearing member’s individual customers. As a result, assets deposited by the Fund with any clearing member as margin for options may, in certain circumstances, be used to satisfy losses of other clients of the Fund’s clearing member. In addition, although clearing members guarantee performance of their clients’ obligations to the clearing house, there is a risk that the assets of the Fund might not be fully protected in the event of the clearing member’s bankruptcy, as the Fund would be limited to recovering only a pro rata share of all available funds segregated on behalf of the clearing member’s customers for the relevant account class. The Fund is also subject to the risk that a limited number of clearing members are willing to transact on the Fund’s behalf, which heightens the risks associated with a clearing member’s default. This risk is greater for the Fund as it seeks to hold options contracts on a single security, and not a broader range of options contracts, which may limit the number of clearing members that are willing to transact on the Fund’s behalf. If a clearing member defaults the Fund could lose some or all of the benefits of a transaction entered into by the Fund with the clearing member. If the Fund cannot find a clearing member to transact with on the Fund’s behalf, the Fund may be unable to effectively implement its investment strategy.

Price Participation Risk. The Fund employs an investment strategy that includes the sale of call option contracts, which limits the degree to which the Fund will participate in increases in value experienced by XYZ over the Call Period. This means that if XYZ experiences an increase in value above the strike price of the sold call options during a Call Period, the Fund will likely not experience that increase to the same extent and may significantly underperform XYZ over the Call Period. Additionally, because the Fund is limited in the degree to which it will participate in increases in value experienced by XYZ over each Call Period, but has full exposure to any decreases in value experienced by XYZ over the Call Period, the NAV of the Fund may decrease over any given time period. The Fund’s NAV is dependent on the value of each options portfolio, which is based principally upon the performance of XYZ. The degree of participation in XYZ gains the Fund will experience will depend on prevailing market conditions, especially market volatility, at the time the Fund enters into the sold call option contracts and will vary from Call Period to Call Period. The value of the options contracts is affected by changes in the value and dividend rates of XYZ, changes in interest rates, changes in the actual or perceived volatility of XYZ and the remaining time to the options’ expiration, as well as trading conditions in the options market. As the price of XYZ changes and time moves towards the expiration of each Call Period, the value of the options contracts, and therefore the Fund’s NAV, will change. However, it is not expected for the Fund’s NAV to directly correlate on a day-to-day basis with the returns of XYZ. The amount of time remaining until the options contract’s expiration date affects the impact of the potential options premiums on the Fund’s NAV, which may not be in full effect until the expiration date of the Fund’s options contracts. Therefore, while changes in the price of the XYZ will result in changes to the Fund’s NAV, the Fund generally anticipates that the rate of change in the Fund’s NAV will be different than that experienced by XYZ.

Equity Market Risk. The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual issuers, industries or the stock market as a whole. In addition, equity markets tend to move in cycles which may cause stock prices to fall over a short and extended periods of time. In a declining stock market, stock prices for all companies may decline, regardless of their long-term prospects.

Distribution Risk. The Fund seeks to provide weekly cash distributions. There is no assurance that the Fund will make a distribution in any given week. If the Fund does make distributions, the amounts of such distributions will likely vary greatly from one distribution to the next. Additionally, the weekly distributions, if any, may consist of returns of capital, which would decrease the Fund’s NAV and trading price over time. As a result, an investor may suffer significant losses to their investment. In addition, while the underlying stock may pay dividends, the Fund’s returns will not include any dividends paid by the underlying stock (except to the extent the Fund invests directly in XYZ), and any income generated by the Fund may be less than the income generated by a direct investment in the underlying stock.

NAV Erosion Risk Due to Distributions. When the Fund makes a distribution, the Fund’s NAV will typically drop by the amount of the distribution on the related ex-dividend date. The repeated payment of distributions by the Fund, if any, may significantly erode the Fund’s NAV and trading price over time. As a result, an investor may suffer significant losses to their investment.

Call Strategy Risks. The path dependency (i.e., the continued use) of the Fund’s call writing strategy will impact the extent that the Fund participates in the positive price returns of XYZ and, in turn, the Fund’s returns, both during the term of the sold call options and over longer time periods. If, for example, each month the Fund were to sell 7% out-of-the-money call options having a one-month term, the Fund’s participation in the positive price returns of XYZ will be capped at 7% in any given month. However, over a longer period (e.g., 5 months), the Fund should not be expected to participate fully in the first 35% (i.e., 5 months x 7%) of the positive price returns of XYZ, or the Fund may even lose money, even if the XYZ share price has appreciated by at least that much over such period, if during any month over that period XYZ had a return less than 7%. This example illustrates that both the Fund’s participation in the positive price returns of XYZ and its returns will depend not only on the price of XYZ but also on the path that XYZ takes over time.

Additionally, when implementing the Covered Call Spread Strategy, the use of credit call spreads introduces further complexities and risks. While purchasing a higher-strike call option limits potential losses from the short call position, it also reduces the net premium received, which may result in lower overall returns compared to a stand-alone covered call strategy. If the price of the Underlying Security rises rapidly, the call spread may still cap upside participation, leading to missed profit opportunities. Furthermore, market conditions, such as mispricing between near-the-money and further out-of-the-money options, may impact the effectiveness of the strategy, potentially resulting in lower-than-expected returns or increased losses. The relative pricing of options at different strike levels can vary due to volatility shifts, liquidity constraints, or other market dynamics, adding an additional layer of uncertainty to the Fund’s performance under this strategy.

ETF Risks.

Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that are authorized to purchase and redeem Shares directly from the Fund (known as “Authorized Participants” or “APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services; or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

Cash Redemption Risk. The Fund’s investment strategy may require it to redeem Shares for cash or to otherwise include cash as part of its redemption proceeds. For example, the Fund may not be able to redeem in-kind certain securities held by the Fund (e.g., derivative instruments). In such a case, the Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used. By paying out higher annual capital gain distributions, investors may be subjected to increased capital gains taxes. Additionally, there may be brokerage costs or taxable gains or losses that may be imposed on the Fund in connection with a cash redemption that may not have occurred if the Fund had made a redemption in-kind. These costs could decrease the value of the Fund to the extent they are not offset by a transaction fee payable by an AP.

Costs of Buying or Selling Shares. Buying or selling Shares involves certain costs, including brokerage commissions, other charges imposed by brokers, and bid-ask spreads. The bid-ask spread represents the difference between the price at which an investor is willing to buy Shares and the price at which an investor is willing to sell Shares. The spread varies over time based on the Shares’ trading volume and market liquidity. The spread is generally lower if Shares have more trading volume and market liquidity and higher if Shares have little trading volume and market liquidity. Due to the costs of buying or selling Shares, frequent trading of Shares may reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

Management Risk. The Fund is subject to management risk because it is an actively managed portfolio. In managing the Fund’s investment portfolio, the portfolio managers will apply investment techniques and risk analyses that may not produce the desired result. There can be no guarantee that the Fund will meet its investment objective.

Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant.

Trading. Although Shares are listed on a national securities exchange, such as NYSE Arca, Inc. (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that an active trading market for the Shares will develop or be maintained or that the Shares will trade with any volume, or at all, on any stock exchange. This risk may be greater for the Fund as it seeks to have exposure to a single underlying stock as opposed to a more diverse portfolio like a traditional pooled investment. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares. Shares trade on the Exchange at market price that may be below, at or above the Fund’s NAV. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. In addition, trading in Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange “circuit breaker” rules. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged. In the event of an unscheduled market close for options contracts that reference a single stock, such as XYZ’s securities being halted or a market wide closure, settlement prices will be determined by the procedures of the listing exchange of the options contracts. As a result, the Fund could be adversely affected and be unable to implement its investment strategies in the event of an unscheduled closing.

Economic and Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in the Fund’s portfolio may underperform in comparison to securities in the general financial markets, a particular financial market, or other asset classes, due to a number of factors, including inflation (or expectations for inflation), deflation (or expectations for deflation), interest rates, global demand for particular products or resources, market instability, financial system instability, debt crises and downgrades, embargoes, tariffs, sanctions and other trade barriers, regulatory events, other governmental trade or market control programs and related geopolitical events. In addition, the value of the Fund’s investments may be negatively affected by the occurrence of global events such as war, terrorism, environmental disasters, natural disasters or events, country instability, and infectious disease epidemics or pandemics. The imposition by the U.S. of tariffs on goods imported from foreign countries and reciprocal tariffs levied on U.S. goods by those countries also may lead to volatility and instability in domestic and foreign markets.

High Portfolio Turnover Risk. The Fund may actively and frequently trade all or a significant portion of the Fund’s holdings. A high portfolio turnover rate increases transaction costs, which may increase the Fund’s expenses. Frequent trading may also cause adverse tax consequences for investors in the Fund due to an increase in short-term capital gains.

Inflation Risk. Inflation risk is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the present value of the Fund’s assets and distributions, if any, may decline.

Liquidity Risk. Some securities held by the Fund, including options contracts, may be difficult to sell or be illiquid, particularly during times of market turmoil. This risk is greater for the Fund as it will hold options contracts on a single security, and not a broader range of options contracts. Markets for securities or financial instruments could be disrupted by a number of events, including, but not limited to, an economic crisis, natural disasters, epidemics/pandemics, new legislation or regulatory changes inside or outside the United States. Illiquid securities may be difficult to value, especially in changing or volatile markets. If the Fund is forced to sell an illiquid security at an unfavorable time or price, the Fund may be adversely impacted. Certain market conditions or restrictions, such as market rules related to short sales, may prevent the Fund from limiting losses, realizing gains or achieving a high correlation with XYZ. There is no assurance that a security that is deemed liquid when purchased will continue to be liquid. Market illiquidity may cause losses for the Fund.

Money Market Instrument Risk. The Fund may use a variety of money market instruments for cash management purposes, including money market funds, depositary accounts and repurchase agreements. Repurchase agreements are contracts in which a seller of securities agrees to buy the securities back at a specified time and price. Repurchase agreements may be subject to market and credit risk related to the collateral securing the repurchase agreement. Money market instruments, including money market funds, may lose money through fees or other means.

Non-Diversification Risk. Because the Fund is “non-diversified,” it may invest a greater percentage of its assets in the securities of a single issuer or a smaller number of issuers than if it was a diversified fund. As a result, a decline in the value of an investment in a single issuer or a smaller number of issuers could cause the Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio. This may increase the Fund’s volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund’s performance.

Operational Risk. The Fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect the Fund’s ability to meet its investment objective. Although the Fund, and Adviser seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

Single Issuer Risk. Issuer-specific attributes may cause an investment in the Fund to be more volatile than a traditional pooled investment which diversifies risk or the market generally. The value of the Fund, which focuses on an individual security (XYZ), may be more volatile than a traditional pooled investment or the market as a whole and may perform differently from the value of a traditional pooled investment or the market as a whole.

Tax Risk. The Fund intends to elect and to qualify each year to be treated as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (“Code”). As a RIC, the Fund will not be subject to U.S. federal income tax on the portion of its net investment income and net capital gain that it distributes to Shareholders, provided that it satisfies certain requirements of the Code. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund’s taxable income will be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. To comply with the asset diversification test applicable to a RIC, the Fund will attempt to ensure that the value of options it holds is never 25% of the total value of Fund assets at the close of any quarter. If the Fund’s investments in options were to exceed 25% of the Fund’s total assets at the end of a tax quarter, the Fund, generally, has a grace period to cure such lack of compliance. If the Fund fails to timely cure, it may no longer be eligible to be treated as a RIC.

U.S. Government and U.S. Agency Obligations Risk. The Fund may invest in securities issued by the U.S. government or its agencies or instrumentalities. U.S. Government obligations include securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, such as the U.S. Treasury. Payment of principal and interest on U.S. Government obligations may be backed by the full faith and credit of the United States or may be backed solely by the issuing or guaranteeing agency or instrumentality itself. In the latter case, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, which agency or instrumentality may be privately owned. There can be no assurance that the U.S. Government would provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) where it is not obligated to do so.

Performance

The following performance information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance over time. The following bar chart shows the Fund’s annual returns. The table illustrates how the Fund’s average annual returns for the 1-year and since inception periods compare with those of a broad measure of market performance. Although past performance of the Fund is no guarantee of how it will perform in the future, historical performance may give you some indication of the risks of investing in the Fund. Updated performance information will be available on the Fund’s website at www.yieldmaxetfs.com.

Calendar Year Ended December 31,

25%
15%
5%
-5%
-15%
-25%
-35%
22.41%
-28.92%
2024
2025

During the period of time shown in the bar chart, the Fund’s highest quarterly return was 19.27% for the quarter ended December 31, 2024 and the lowest quarterly return was -34.80% for the quarter ended March 31, 2025.

Average Annual Total Returns

For the Periods Ended December 31, 2025

	1 Year	Since Inception October 10, 2023
Return Before Taxes	-28.92%	11.02%
Return After Taxes on Distributions	-28.92%	3.46%
Return After Taxes on Distributions and Sale of Fund Shares	-17.12%	6.10%
S&P 500® Total Return Index (reflects no deduction for fees, expenses, or taxes)(1)	17.88%	24.17%

(1)	The S&P 500® Total Return Index is a free-float market capitalization-weighted index of 500 of the largest U.S. companies. The index is calculated on a total return basis with dividends reinvested.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period covered by the table above and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Shares through tax-deferred or other tax-advantaged arrangements such as an individual retirement account (“IRA”).

Management

Investment Adviser: Tidal Investments LLC (the “Adviser”) serves as investment adviser to the Fund.

Portfolio Managers:

The following individuals are jointly and primarily responsible for the day-to-day management of the Fund.

Jay Pestrichelli, Portfolio Manager for the Adviser, has been a portfolio manager of the Fund since its inception in 2023.

Scott Snyder, Portfolio Manager for the Adviser, has been a portfolio manager of the Fund since February of 2026.

Matt Brandt, Portfolio Manager for the Adviser, has been a portfolio manager of the Fund since February of 2026.

Purchase and Sale of Shares

The Fund issues and redeems Shares at NAV only in large blocks known as “Creation Units,” which only Authorized Participants (APs) (typically, broker-dealers) may purchase or redeem. The Fund generally issues and redeems Creation Units in exchange for a portfolio of securities (the “Deposit Securities”) and/or a designated amount of U.S. cash.

Shares are listed on the Exchange, and individual Shares may only be bought and sold in the secondary market through brokers at market prices, rather than NAV. Because Shares trade at market prices rather than NAV, Shares may trade at a price greater than NAV (premium) or less than NAV (discount).

An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Shares (the “bid” price) and the lowest price a seller is willing to accept for Shares (the “ask” price) when buying or selling Shares in the secondary market. This difference in bid and ask prices is often referred to as the “bid-ask spread.”

Information regarding the Fund’s NAV, market price, how often Shares traded on the Exchange at a premium or discount, and the median bid-ask spreads can be found on the Fund’s website at www.yieldmaxetfs.com.

Tax Information

Fund distributions are generally taxable as ordinary income, qualified dividend income, or capital gains (or a combination), unless an investment is in an individual retirement account (“IRA”) or other tax-advantaged account. Distributions on investments made through tax-deferred arrangements may be taxed later upon withdrawal of assets from those accounts.

Financial Intermediary Compensation

If you purchase Shares through a broker-dealer or other financial intermediary (such as a bank) (an “Intermediary”), the Adviser or its affiliates may pay Intermediaries for certain activities related to the Fund, including participation in activities that are designed to make Intermediaries more knowledgeable about exchange-traded products, including the Fund, or for other activities, such as marketing, educational training, or other initiatives related to the sale or promotion of Shares. These payments may create a conflict of interest by influencing the Intermediary and your salesperson to recommend the Fund over another investment. Any such arrangements do not result in increased Fund expenses. Ask your salesperson or visit the Intermediary’s website for more information.

YieldMax® TGT Option Income Strategy ETF - FUND SUMMARY

Investment Objective

The Fund’s primary investment objective is to seek current income. The Fund’s secondary investment objective is to seek exposure to the share price of the common stock of the Target Corporation (“TGT” or “Underlying Security”), subject to a limit on potential investment gains.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Annual Fund Operating Expenses(1) (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.99%
Distribution and Service (12b-1) Fees	None
Other Expenses(2)	0.00%
Total Annual Fund Operating Expenses	0.99%

(1)	The Fund’s investment adviser, Tidal Investments LLC (the “Adviser”), a Tidal Financial Group company, will pay, or require a sub-adviser to pay, all expenses incurred by the Fund (except for advisory fees and sub-advisory fees, as the case may be) excluding interest charges on any borrowings made for investment purposes, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the “1940 Act”), and litigation expenses and other non-routine or extraordinary expenses.

(2)	Based on estimated amounts for the current fiscal year.

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem or hold all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example does not take into account brokerage commissions that you may pay on your purchases and sales of Shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$101	$315

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the expense example above, affect the Fund’s performance. Because the Fund has not commenced operations as of the date of this Prospectus, portfolio turnover information is not yet available.

Principal Investment Strategies

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks current income while providing exposure to the share price (i.e., the price returns) of the Underlying Security, subject to participation in a portion of potential investment gains. The Fund will employ its investment strategy as it relates to the Underlying Security regardless of whether there are periods of adverse market, economic, or other conditions and will not take temporary defensive positions during such periods. As further described below, the Fund uses either a synthetic covered call strategy or a synthetic covered call spread strategy to seek to generate options premiums and provide indirect exposure to the share price returns of the Underlying Security, subject to participation in a portion of potential investment gains as a result of the nature of the options strategy it employs. That is, the Fund not only seeks to generate options premiums but also aims to derive gains when the value of the Underlying Security increases. The Fund’s options contracts provide:

●	indirect exposure to the share price returns of the Underlying Security,
●	option premiums, and
●	participation in a portion of gains, if any, of the share price returns of the Underlying Security.

For more information, see sections “The Fund’s Use of Underlying Security Option Contracts” and “Synthetic Covered Call Strategy” below.

Why invest in the Fund?

●	The Fund seeks to generate weekly cash distributions, which is not dependent on the price appreciation of the Underlying Security.
●	The Fund seeks to participate in a portion of the gains experienced by the Underlying Security.

That is, although the Fund may not fully participate in gains in the Underlying Security’s stock price, the Fund’s portfolio is designed to generate options premiums.

An Investment in the Fund is not an investment in the Underlying Security.

●	The Fund’s strategy will capture only a portion of its potential gains if the Underlying Security’s stock price increase in value.
●	The Fund’s strategy is subject to all potential losses if the Underlying Security’s stock price decrease in value, which may not be offset by the options premiums received by the Fund.
●	The Fund may from time to time invest directly in the Underlying Security.
●	Fund shareholders are not entitled to any Underlying Security dividends, except to the extent the Fund invests directly in the Underlying Security.

While the Fund seeks to provide current income pursuant to its investment objective, a portion (sometimes significant) of the Fund’s distributions may be classified as return of capital (“ROC”) for financial or tax reporting purposes. Generally speaking, ROC refers to the portion of a distribution from an investment that represents a return of the original investment (principal) rather than income or profit. Accordingly, such distributions do not necessarily reflect the Fund’s income or yield. See the prospectus section titled “Additional Information About the Funds” for more information about option premiums and ROC.

Additional information regarding the Underlying Security is also set forth below.

The Fund’s Use of Underlying Security Option Contracts

As part of the Fund’s synthetic covered call strategy and synthetic covered call spread strategy, the Fund will purchase and sell a combination of standardized exchange-traded and FLexible EXchange® (“FLEX”) call and put option contracts that are based on the value of the price returns of the Underlying Security.

●	In general, an option contract gives the purchaser of the option contract the right to purchase (for a call option) or sell (for a put option) the underlying asset (like shares of the Underlying Security) at a specified price (the “strike price”).
●	If exercised, an option contract obligates the seller to deliver shares (for a sold or “short” call) or buy shares (for a sold or “short” put) of the underlying asset at a specified price (the “strike price”).
●	Options contracts must be exercised or traded to close within a specified time frame, or they expire. See the chart in section “Fund Portfolio” below for a description of the option contracts utilized by the Fund.

Standardized exchange-traded options include standardized terms. FLEX options are also exchange-traded, but they allow for customizable terms (e.g., the strike price can be negotiated). For more information on FLEX options, see “Additional Information about the Funds – Exchange Traded Options Portfolio.”

The Fund’s options contracts are based on the value of the Underlying Security, which gives the Fund the right or obligation to receive or deliver shares of the Underlying Security on the expiration date of the applicable option contract in exchange for the stated strike price, depending on whether the option contract is a call option or a put option, and whether the Fund purchases or sells the option contract.

Covered Call Strategy

In seeking to achieve its investment objective, the Fund may implement a “synthetic covered call” and, to a lesser extent, a “traditional covered call” strategy using the standardized exchange-traded and FLEX options described above.

●	A traditional covered call strategy is an investment strategy where an investor (the Fund) sells a call option on an underlying security it owns.
●	A synthetic covered call strategy is similar to a traditional covered call strategy in that the investor sells a call option that is based on the value of the underlying security. However, in a synthetic covered call strategy, the investor (the Fund) does not own the underlying security, but rather seeks to synthetically replicate 100% of the price movements of the underlying security through the use of various investment instruments.

The Fund’s covered call strategies consists of the following three elements, each of which is described in greater detail farther below:

●	Direct or synthetic long exposure to the Underlying Security, which allows the Fund to seek to participate in the changes, up or down, in the price of shares of the Underlying Security.
●	Covered call writing (where the Underlying Security’s call options are sold against the synthetic long portion of the strategy), which allows the Fund to generate options premiums.
●	U.S. Treasuries, which are used for collateral for the options, and which generate income.

1.	Long Exposure (Synthetic or Direct)

Synthetic Long Exposure: To achieve a synthetic long exposure to the Underlying Security, the Fund will buy the Underlying Security’s call options and, simultaneously, sell the Underlying Security’s put options to try to replicate the price movements of the Underlying Security. The call options purchased by the Fund and the put options sold by the Fund will generally have one-month to six-month terms and strike prices that are approximately equal to the then-current share price of the Underlying Security at the time the contracts are purchased and sold, respectively. The combination of the long call options and sold put options provides the Fund with indirect investment exposure equal to approximately 100% of the Underlying Security for the duration of the applicable options exposure.

In addition, the Fund may use other instruments and transactions to gain synthetic exposure to the Underlying Security. For example, the Fund may enter into swap contracts that provide exposure to the Underlying Security. The Fund also may utilize additional options strategies, including purchasing call options that are “deep in the money” (i.e., the Underlying Security’s price is well above the strike price on the call option).

Direct Long Exposure: The Fund may directly hold equity securities of the Underlying Security.

2.	Covered Call Strategies

Covered Call Strategy

As part of its strategy, the Fund will write (sell) call option contracts on the Underlying Security to generate options premiums. These written call options will generally be sold short (i.e., selling a position it does not currently own). The Fund will seek to participate in the share price appreciation of the Underlying Security, if any. However, due to the nature of covered call strategies, the Fund’s participation may be subject to a cap (as described below). In this strategy, the call options written (sold) by the Fund will generally have 1- month or less expiration dates (the “Call Period”) and generally have a strike price that is approximately 0%-15% above the then-current share price of the Underlying Security.

It is important to note that the sale of the Underlying Security call option contracts will limit the Fund’s participation in the appreciation in the Underlying Security’s stock price. If the stock price of the Underlying Security increases, the above-referenced synthetic long exposure alone would allow the Fund to experience similar percentage gains. However, if the Underlying Security’s stock price appreciates beyond the strike price of one or more of the sold (short) call option contracts, the Fund will lose money on those short call positions, and the losses will, in turn, limit the upside return of the Fund’s synthetic long exposure. As a result, the Fund’s overall strategy (i.e., the combination of the synthetic long exposure to the Underlying Security and the sold (short) the Underlying Security call positions) will limit the Fund’s participation in gains in the Underlying Security’s stock price beyond a certain point.

Covered Call Spread Strategy

The Adviser will employ the Covered Call Spread Strategy when it believes it is a better strategy for the Fund as compared to the Covered Call Strategy. The Fund may write (sell) credit call spreads (described below) rather than stand-alone call option contracts to seek greater participation in the potential appreciation of its Underlying Security’s share price, while still generating net options premiums. The Adviser will primarily employ this covered call spread strategy when it believes that the share price of its Underlying Security is likely to rise significantly in the short term (e.g., following a substantial selloff or overall positive market news). Additionally, the Adviser may use this strategy in other scenarios (e.g., if the market is undervaluing further out-of-the-money options relative to near-the-money options), where it believes the use of credit call spreads may prove more advantageous to the Fund’s total return than the covered call strategy.

A credit call spread involves selling a call option while simultaneously buying a call option with a higher strike price, both with the same expiration date. By writing credit call spreads, the Fund can potentially offset losses incurred from its short call positions if the Underlying Security’s share price rises above the strike price.

3.	U.S. Treasuries

The Fund will hold short-term U.S. Treasury securities as collateral in connection with the Fund’s synthetic covered call strategy. The Fund may also invest in pooled vehicles (e.g., mutual funds and ETFs) that invest in U.S Treasuries.

The Fund intends to continuously maintain exposure to the Underlying Security, primarily through the use of options contracts. As the options contracts it holds are exercised or expire it may enter into new options contracts, a practice referred to as “rolling.” The Fund’s practice of rolling options may result in high portfolio turnover.

Fund’s Weekly Distributions

The Fund will seek to provide weekly cash distributions. The Fund will seek to generate such distributions in the following ways:

●	Writing (selling) call option contracts on its Underlying Security as described above to generate options premiums. A premium, in this context, refers to the price the option buyer pays to the option seller (the Fund) for the rights granted by the option. The amount of these premiums is largely affected by the fluctuations in the Underlying Security’s stock prices. However, other elements like interest rates can also influence the level of premiums.
●	Investing in short-term U.S. Treasury securities. The income generated by these securities will be influenced by interest rates at the time of investment.
●	In addition, the Fund’s use of the Covered Call Spread Strategy may occasionally allow it to capture a substantial portion of any significant increase in the price of its Underlying Security. When this happens, the Fund could receive profits exceeding the initial cost of the call options, and the Fund’s distributions may include some of those profits.

Fund’s Return Profile vs its Underlying Security

For the reasons stated above, the Fund’s performance will differ from that of the Underlying Security’s stock price. The performance differences will depend on, among other things, the price of the Underlying Security, changes in the value of the Underlying Security options contracts the Fund holds, and changes in the value of the U.S. Treasuries.

Fund Portfolio

Principal Holdings
Portfolio Holdings (All derivative instruments are based on the value of the Underlying Security)	Investment Terms	Expected Target Maturity
Purchased call option contracts

“at-the-money” (i.e., the strike price is equal to the then-current share price of the Underlying Security at the time of purchase) to provide indirect exposure to positive price returns of the Underlying Security.

If the Underlying Security share price increases, these options will generate corresponding increases to the Fund.

1-month to 6-month expiration dates
Sold put option contracts

“at-the-money” (i.e., the strike price is equal to the then-current share price of the Underlying Security at the time of sale).

They are sold to help pay for the purchased call options described above.

However, the sold put option contracts provide exposure to the full extent of any share price losses experienced by the Underlying Security.

1-month to 6-month expiration dates
Sold (short) call option contracts (Covered Call Strategy)

The strike price is approximately 0%-15% more than the then-current share price of the Underlying Security at the time of sale.

They generate options premiums. However, they also limit some potential positive returns that the Fund may have otherwise experienced from gains in the Underlying Security’s share price.

1-month or less expiration dates
Sold (short) call option contracts (Covered Call Spread Strategy)

The strike price is approximately 0%-15% more than the then-current share price of the Fund’s Underlying Security at the time of sale.

Sold call option contracts provide inverse exposure to the full extent of any increases in the value experienced by the Fund’s Underlying Security, minus the premium received.

1-month or less expiration dates
Purchased call option contracts (Covered Call Spread Strategy)

“out-of-the-money” (i.e., the strike price is above the strike price of the corresponding Covered Call Spread Strategy sold call).

Bought call option contracts provide exposure to the full extent of any increases in the value experienced by the Fund’s Underlying Security above the option’s strike price.

1-month or less expiration dates
Purchased call option contracts (Deep-in-the-money synthetic long exposure)	“Deep in the money” (i.e., the Underlying Security’s price is well above the strike price on the call option) to provide synthetic long exposure designed to closely track price movements of the Underlying Security. These options are expected to exhibit greater sensitivity to changes in the Underlying Security’s share price than out-of-the-money or at-the-money calls.	1-month to 6-month expiration dates
Swap contracts	The Fund may enter into swap contracts that provide exposure to the Underlying Security’s price movements (and/or total return), generally in exchange for a financing rate and/or other contractual payments. Swap contracts may be used as an alternative or supplement to options positions to obtain exposure to the Underlying Security.	13-month to 60-month terms
Equity securities of the Underlying Security (Direct holdings)	The Fund may purchase and hold shares of the Underlying Security to obtain direct exposure to the Underlying Security’s price movements and any distributions.	NA
U.S Treasury Securities and Cash

Multiple series of U.S. Treasury Bills supported by the full faith and credit of the U.S. government.

These instruments are used as collateral for the Fund’s derivative investments.

They will also generate income.

6-month to 2-year maturities

The market value of the cash and treasuries held by the Fund is generally expected to be between 25% and 100% of the Fund’s net assets and the market value of the options package is generally expected to be between 0% and 50% of the Fund’s net assets (though actual exposures may deviate from these ranges from time to time). In terms of notional value, the combination of these investment instruments provides indirect investment exposure to the Underlying Security equal to at least 95% of the Fund’s total assets.

Under normal circumstances, the Fund will invest at least 80% of its net assets, plus borrowings for investment purposes, in securities and financial instruments that provide indirect exposure to TGT.

The Fund is classified as “non-diversified” under the 1940 Act.

There is no guarantee that the Fund’s investment strategy will be properly implemented, and an investor may lose some or all of its investment.

Target Corporation (“TGT”)

TGT is merchandise retailer in the United States. TGT is listed on the New York Stock Exchange. Per TGT’s most recent Form 10-K filing, the aggregate market value of voting stock held by non-affiliates of TGT, as of the most recent available data at time of drafting this prospectus (August 2, 2024), was approximately $64.2 billion.

TGT is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the SEC by TGT pursuant to the Exchange Act can be located by reference to the SEC file number 1-6049 through the SEC’s website at www.sec.gov. In addition, information regarding TGT may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

This document relates only to the securities offered hereby and does not relate to TGT or other securities of TGT. The Fund has derived all disclosures contained in this document regarding TGT from publicly available documents. None of the Fund, the Trust, the Adviser, or their respective affiliates has participated in the preparation of such publicly available offering documents or made any due diligence inquiry regarding such documents with respect to TGT. None of the Fund, the Trust, the Adviser, or their respective affiliates makes any representation that such publicly available documents or any other publicly available information regarding TGT is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date hereof (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of TGT (and therefore the price of the Fund at the time we price the securities) have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of or failure to disclose material future events concerning TGT could affect the value received with respect to the securities and therefore the value of the securities.

None of the Fund, the Trust, the Adviser, or their respective affiliates makes any representation to you as to the performance of TGT.

NONE OF THE FUND, TIDAL TRUST II, OR TIDAL INVESTMENTS LLC IS AFFILIATED, CONNECTED, OR ASSOCIATED WITH TGT. THE FUND WAS NOT DEVELOPED OR CREATED BY, AND IS NOT SPONSORED, ENDORSED, OR APPROVED BY, TGT.

Moreover, TGT has not participated in the development of the Fund’s investment strategy. TGT does not select or approve the Fund’s portfolio holdings, nor does it participate in the construction, design, or implementation of the Fund. TGT does not provide any assurances, guarantees, or representations regarding the Fund or its performance. Nothing herein shall be construed as an offer of any security by TGT.

None of the Fund, the Trust, the Adviser, or their respective affiliates claim any ownership interest in any trademarks owned by Target Corporation or TGT. All rights in the trademarks are reserved by their respective owners.

Due to the Fund’s investment strategy, the Fund’s investment exposure is concentrated in (or substantially exposed to) the same industry as that assigned to TGT. As of the date of the Prospectus, TGT is assigned to the consumer staples distribution and retail industry.

Principal Investment Risks

The principal risks of investing in the Fund are summarized below. As with any investment, there is a risk that you could lose all or a portion of your investment in the Fund. Some or all of these risks may adversely affect the Fund’s net asset value (“NAV”) per share, trading price, yield, total return, and/or ability to meet its objective. For more information about the risks of investing in the Fund, see the section in the Fund’s Prospectus titled “Additional Information About the Funds—Principal Risks of Investing in the Funds.”

An investment in the Fund entails risk. The Fund may not achieve its investment objective and there is a risk that you could lose all of your money invested in the Fund. The Fund is not a complete investment program. It is important that investors closely review all of the risks listed below and understand them before making an investment in the Fund.

Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which they appear.

TGT Risk. The Fund invests in options contracts and swaps that are based on the value of TGT and may also invest directly in TGT. These investments in options contracts and swaps subject the Fund to certain of the same risks as if it owned shares of TGT, even though it may not; although at times the Fund may also hold shares of TGT directly. By virtue of these investments, the Fund may be subject to the following risks:

Indirect Investment in TGT Risk. TGT is not affiliated with the Trust, the Fund, the Adviser, or their respective affiliates and is not involved with this offering in any way and has no obligation to consider your Shares in taking any corporate actions that might affect the value of Shares. Investors in the Fund will not have voting rights and will not be able to influence the management of TGT but will be exposed to the performance of TGT (the underlying stock). Except to the extent the Fund invests directly in TGT, investors in the Fund will not have rights to receive dividends or other distributions or any other rights with respect to the underlying stock but will be subject to declines in the performance of the underlying stock.

TGT Trading Risk. The trading price of TGT may be highly volatile and could continue to be subject to wide fluctuations in response to various factors. The stock market in general, and the market for retail companies in particular, has experienced extreme price and volume fluctuations that have often been unrelated or disproportionate to the operating performance of those companies. In particular, a large proportion of TGT may be traded by short sellers which may put pressure on the supply and demand for the common stock of TGT, further influencing volatility in its market price. Public perception and other factors outside of the control of TGT may additionally impact TGT’s stock price due to TGT garnering a disproportionate degree of public attention, regardless of actual operating performance. In addition, in the past, following periods of volatility in the overall market and the market price of a particular company’s securities, securities class action litigation has often been instituted against companies such as these. Moreover, stockholder litigation like this has been filed against TGT in the past. While TGT continues to defend such actions, any judgment against TGT, or any future stockholder litigation could result in substantial costs and a diversion of the management of TGT’s attention and resources. If TGT trading is halted, trading in Shares of the Fund may be impacted, either temporarily or indefinitely.

TGT Performance Risk. TGT may fail to meet its publicly announced guidelines or other expectations about its business, which could cause the price of TGT to decline. TGT provides guidance regarding its expected financial and business performance, such as projections regarding sales and production, as well as anticipated future revenues, gross margins, profitability and cash flows. Correctly identifying key factors affecting business conditions and predicting future events is inherently an uncertain process, and the guidance TGT provides may not ultimately be accurate and has in the past been inaccurate in certain respects, such as the timing of new product manufacturing ramps. The guidance is based on certain assumptions such as those relating to global and local economic conditions, anticipated production and sales volumes (which generally are not linear throughout a given period), average sales prices, supplier and commodity costs, and planned cost reductions. If TGT’s guidance is not accurate or varies from actual results due to its inability to meet the assumptions or the impact on its financial performance that could occur as a result of various risks and uncertainties, the market value of common stock issued by TGT could decline significantly.

Consumer Staples Distribution Industry Risk. The consumer staples distribution industry is exposed to a number of risks that could potentially impact its performance. A key risk factor is economic fluctuation; in times of economic downturn, consumers tend to cut back on spending, which can lead to decreased revenues. Conversely, during prosperous periods, consumers may shift towards higher-end retail outlets, again affecting the industry’s sales. Moreover, the industry faces intense competition, both from traditional brick-and-mortar stores and from e-commerce platforms, which can influence pricing strategies and profit margins. Operational risks, such as supply chain disruptions or increases in operating costs like wages or rent, can also impact profitability. Further, changes in consumer preferences and demands, including trends towards online shopping and sustainable or ethical products, pose ongoing challenges. Regulatory changes and compliance requirements represent additional risk factors. In addition, reputational damage from issues such as poor customer service or product quality can affect customer loyalty and long-term success.

Derivatives Risk. Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, or funds (including ETFs), interest rates or indexes. The Fund’s investments in derivatives may pose risks in addition to, and greater than, those associated with directly investing in securities or other ordinary investments, including risk related to the market, imperfect correlation with underlying investments or the Fund’s other portfolio holdings, higher price volatility, lack of availability, counterparty risk, liquidity, valuation and legal restrictions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The use of derivatives may result in larger losses or smaller gains than directly investing in securities. When the Fund uses derivatives, there may be an imperfect correlation between the value of TGT and the derivative, which may prevent the Fund from achieving its investment objective. Because derivatives often require only a limited initial investment, the use of derivatives may expose the Fund to losses in excess of those amounts initially invested. In addition, the Fund’s investments in derivatives are subject to the following risks:

Options Contracts. The use of options contracts involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, including the anticipated volatility, which are affected by fiscal and monetary policies and by national and international political, changes in the actual or implied volatility or the reference asset, the time remaining until the expiration of the option contract and economic events. For the Fund in particular, the value of the options contracts in which it invests is substantially influenced by the value of TGT. The Fund may experience substantial downside from specific option positions and certain option positions held by the Fund may expire worthless. The options held by the Fund are exercisable at the strike price on their expiration date. As an option approaches its expiration date, its value typically increasingly moves with the value of the underlying instrument. However, prior to such date, the value of an option generally does not increase or decrease at the same rate at the underlying instrument. There may at times be an imperfect correlation between the movement in the values of options contracts and the underlying instrument, and there may at times not be a liquid secondary market for certain options contracts. The value of the options held by the Fund will be determined based on market quotations or other recognized pricing methods. Additionally, as the Fund intends to continuously maintain indirect exposure to TGT through the use of options contracts, as the options contracts it holds are exercised or expire it will enter into new options contracts, a practice referred to as “rolling.” If the expiring options contracts do not generate proceeds enough to cover the cost of entering into new options contracts, the Fund may experience losses.

Swap Agreements Risk. The use of swap transactions is a highly specialized activity, which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Whether the Fund will be successful in using swap agreements to achieve its investment goal depends on the ability of the Adviser to structure such swap agreements in accordance with the Fund’s investment objective and to identify counterparties for those swap agreements. If the Adviser is unable to enter into swap agreements that provide leveraged exposure to the Underlying Security, the Fund may not meet its stated investment objective. Additionally, any financing, borrowing or other costs associated with using swap transactions may also have the effect of lowering the Fund’s return.

The swap agreements in which the Fund invests are generally traded in the over-the-counter market, which generally has less transparency than exchange-traded derivatives instruments. In a standard swap transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined reference assets or underlying securities or instruments. The gross return to be exchanged or swapped between the parties is calculated based on a notional amount or the return on or change in value of a particular dollar amount invested in a basket of securities.

If the Underlying Security has a dramatic move that causes a material decline in the Fund’s net assets, the terms of a swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the swap transaction with the Fund. In that event, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve exposure consistent with the Fund’s investment objective. This may prevent the Fund from achieving its objective, even if the Underlying Security later reverses all or a portion of its movement.

Counterparty Risk. The Fund is subject to counterparty risk by virtue of its investments in options contracts. Transactions in some types of derivatives, including options, are required to be centrally cleared (“cleared derivatives”). In a transaction involving cleared derivatives, the Fund’s counterparty is a clearing house rather than a bank or broker. Since the Fund is not a member of clearing houses and only members of a clearing house (“clearing members”) can participate directly in the clearing house, the Fund will hold cleared derivatives through accounts at clearing members. In cleared derivatives positions, the Fund will make payments (including margin payments) to and receive payments from a clearing house through their accounts at clearing members. Customer funds held at a clearing organization in connection with any options contracts are held in a commingled omnibus account and are not identified to the name of the clearing member’s individual customers. As a result, assets deposited by the Fund with any clearing member as margin for options may, in certain circumstances, be used to satisfy losses of other clients of the Fund’s clearing member. In addition, although clearing members guarantee performance of their clients’ obligations to the clearing house, there is a risk that the assets of the Fund might not be fully protected in the event of the clearing member’s bankruptcy, as the Fund would be limited to recovering only a pro rata share of all available funds segregated on behalf of the clearing member’s customers for the relevant account class. The Fund is also subject to the risk that a limited number of clearing members are willing to transact on the Fund’s behalf, which heightens the risks associated with a clearing member’s default. This risk is greater for the Fund as it seeks to hold options contracts on a single security, and not a broader range of options contracts, which may limit the number of clearing members that are willing to transact on the Fund’s behalf. If a clearing member defaults the Fund could lose some or all of the benefits of a transaction entered into by the Fund with the clearing member. If the Fund cannot find a clearing member to transact with on the Fund’s behalf, the Fund may be unable to effectively implement its investment strategy.

Price Participation Risk. The Fund employs an investment strategy that includes the sale of call option contracts, which limits the degree to which the Fund will participate in increases in value experienced by TGT over the Call Period. This means that if TGT experiences an increase in value above the strike price of the sold call options during a Call Period, the Fund will likely not experience that increase to the same extent and may significantly underperform TGT over the Call Period. Additionally, because the Fund is limited in the degree to which it will participate in increases in value experienced by TGT over each Call Period, but has full exposure to any decreases in value experienced by TGT over the Call Period, the NAV of the Fund may decrease over any given time period. The Fund’s NAV is dependent on the value of each options portfolio, which is based principally upon the performance of TGT. The degree of participation in TGT gains the Fund will experience will depend on prevailing market conditions, especially market volatility, at the time the Fund enters into the sold call option contracts and will vary from Call Period to Call Period. The value of the options contracts is affected by changes in the value and dividend rates of TGT, changes in interest rates, changes in the actual or perceived volatility of TGT and the remaining time to the options’ expiration, as well as trading conditions in the options market. As the price of TGT changes and time moves towards the expiration of each Call Period, the value of the options contracts, and therefore the Fund’s NAV, will change. However, it is not expected for the Fund’s NAV to directly correlate on a day-to-day basis with the returns of TGT. The amount of time remaining until the options contract’s expiration date affects the impact of the potential options premiums on the Fund’s NAV, which may not be in full effect until the expiration date of the Fund’s options contracts. Therefore, while changes in the price of the TGT will result in changes to the Fund’s NAV, the Fund generally anticipates that the rate of change in the Fund’s NAV will be different than that experienced by TGT.

Equity Market Risk. The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual issuers, industries or the stock market as a whole. In addition, equity markets tend to move in cycles which may cause stock prices to fall over a short and extended periods of time. In a declining stock market, stock prices for all companies may decline, regardless of their long-term prospects.

Distribution Risk. The Fund seeks to provide weekly cash distributions. There is no assurance that the Fund will make a distribution in any given week. If the Fund does make distributions, the amounts of such distributions will likely vary greatly from one distribution to the next. Additionally, the weekly distributions, if any, may consist of returns of capital, which would decrease the Fund’s NAV and trading price over time. As a result, an investor may suffer significant losses to their investment. In addition, while the underlying stock may pay dividends, the Fund’s returns will not include any dividends paid by the underlying stock (except to the extent the Fund invests directly in TGT), and any income generated by the Fund may be less than the income generated by a direct investment in the underlying stock.

NAV Erosion Risk Due to Distributions. When the Fund makes a distribution, the Fund’s NAV will typically drop by the amount of the distribution on the related ex-dividend date. The repeated payment of distributions by the Fund, if any, may significantly erode the Fund’s NAV and trading price over time. As a result, an investor may suffer significant losses to their investment. In addition, the underlying stock may pay dividends, the Fund’s returns will not include any dividends paid by the underlying stock, and any income generated by the Fund may be less than the income generated by a direct investment in the underlying stock.

Call Strategy Risks. The path dependency (i.e., the continued use) of the Fund’s call writing strategy will impact the extent that the Fund participates in the positive price returns of TGT and, in turn, the Fund’s returns, both during the term of the sold call options and over longer time periods. If, for example, each month the Fund were to sell 7% out-of-the-money call options having a one-month term, the Fund’s participation in the positive price returns of TGT will be capped at 7% in any given month. However, over a longer period (e.g., 5 months), the Fund should not be expected to participate fully in the first 35% (i.e., 5 months x 7%) of the positive price returns of TGT, or the Fund may even lose money, even if the TGT share price has appreciated by at least that much over such period, if during any month over that period TGT had a return less than 7%. This example illustrates that both the Fund’s participation in the positive price returns of TGT and its returns will depend not only on the price of TGT but also on the path that TGT takes over time.

Additionally, when implementing the Covered Call Spread Strategy, the use of credit call spreads introduces further complexities and risks. While purchasing a higher-strike call option limits potential losses from the short call position, it also reduces the net premium received, which may result in lower overall returns compared to a stand-alone covered call strategy. If the price of the Underlying Security rises rapidly, the call spread may still cap upside participation, leading to missed profit opportunities. Furthermore, market conditions, such as mispricing between near-the-money and further out-of-the-money options, may impact the effectiveness of the strategy, potentially resulting in lower-than-expected returns or increased losses. The relative pricing of options at different strike levels can vary due to volatility shifts, liquidity constraints, or other market dynamics, adding an additional layer of uncertainty to the Fund’s performance under this strategy.

ETF Risks.

Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that are authorized to purchase and redeem Shares directly from the Fund (known as “Authorized Participants” or “Aps”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) Aps exit the business or otherwise become unable to process creation and/or redemption orders and no other Aps step forward to perform these services; or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

Cash Redemption Risk. The Fund’s investment strategy may require it to redeem Shares for cash or to otherwise include cash as part of its redemption proceeds. For example, the Fund may not be able to redeem in-kind certain securities held by the Fund (e.g., derivative instruments). In such a case, the Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used. By paying out higher annual capital gain distributions, investors may be subjected to increased capital gains taxes. Additionally, there may be brokerage costs or taxable gains or losses that may be imposed on the Fund in connection with a cash redemption that may not have occurred if the Fund had made a redemption in-kind. These costs could decrease the value of the Fund to the extent they are not offset by a transaction fee payable by an AP.

Costs of Buying or Selling Shares. Buying or selling Shares involves certain costs, including brokerage commissions, other charges imposed by brokers, and bid-ask spreads. The bid-ask spread represents the difference between the price at which an investor is willing to buy Shares and the price at which an investor is willing to sell Shares. The spread varies over time based on the Shares’ trading volume and market liquidity. The spread is generally lower if Shares have more trading volume and market liquidity and higher if Shares have little trading volume and market liquidity. Due to the costs of buying or selling Shares, frequent trading of Shares may reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

Management Risk. The Fund is subject to management risk because it is an actively managed portfolio. In managing the Fund’s investment portfolio, the portfolio managers will apply investment techniques and risk analyses that may not produce the desired result. There can be no guarantee that the Fund will meet its investment objective.

Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant.

Trading. Although Shares are listed on a national securities exchange, such as NYSE Arca, Inc. (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that an active trading market for the Shares will develop or be maintained or that the Shares will trade with any volume, or at all, on any stock exchange. This risk may be greater for the Fund as it seeks to have exposure to a single underlying stock as opposed to a more diverse portfolio like a traditional pooled investment. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares. Shares trade on the Exchange at a market price that may be below, at or above the Fund’s NAV. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. In addition, trading in Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange “circuit breaker” rules. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged. In the event of an unscheduled market close for options contracts that reference a single stock, such as TGT’s securities being halted or a market wide closure, settlement prices will be determined by the procedures of the listing exchange of the options contracts. As a result, the Fund could be adversely affected and be unable to implement its investment strategies in the event of an unscheduled closing.

Economic and Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in the Fund’s portfolio may underperform in comparison to securities in the general financial markets, a particular financial market, or other asset classes, due to a number of factors, including inflation (or expectations for inflation), deflation (or expectations for deflation), interest rates, global demand for particular products or resources, market instability, financial system instability, debt crises and downgrades, embargoes, tariffs, sanctions and other trade barriers, regulatory events, other governmental trade or market control programs and related geopolitical events. In addition, the value of the Fund’s investments may be negatively affected by the occurrence of global events such as war, terrorism, environmental disasters, natural disasters or events, country instability, and infectious disease epidemics or pandemics. The imposition by the U.S. of tariffs on goods imported from foreign countries and reciprocal tariffs levied on U.S. goods by those countries also may lead to volatility and instability in domestic and foreign markets.

High Portfolio Turnover Risk. The Fund may actively and frequently trade all or a significant portion of the Fund’s holdings. A high portfolio turnover rate increases transaction costs, which may increase the Fund’s expenses. Frequent trading may also cause adverse tax consequences for investors in the Fund due to an increase in short-term capital gains.

Inflation Risk. Inflation risk is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the present value of the Fund’s assets and distributions, if any, may decline.

Liquidity Risk. Some securities held by the Fund, including options contracts, may be difficult to sell or be illiquid, particularly during times of market turmoil. This risk is greater for the Fund as it will hold options contracts on a single security, and not a broader range of options contracts. Markets for securities or financial instruments could be disrupted by a number of events, including, but not limited to, an economic crisis, natural disasters, epidemics/pandemics, new legislation or regulatory changes inside or outside the United States. Illiquid securities may be difficult to value, especially in changing or volatile markets. If the Fund is forced to sell an illiquid security at an unfavorable time or price, the Fund may be adversely impacted. Certain market conditions or restrictions, such as market rules related to short sales, may prevent the Fund from limiting losses, realizing gains or achieving a high correlation with TGT. There is no assurance that a security that is deemed liquid when purchased will continue to be liquid. Market illiquidity may cause losses for the Fund.

Money Market Instrument Risk. The Fund may use a variety of money market instruments for cash management purposes, including money market funds, depositary accounts and repurchase agreements. Repurchase agreements are contracts in which a seller of securities agrees to buy the securities back at a specified time and price. Repurchase agreements may be subject to market and credit risk related to the collateral securing the repurchase agreement. Money market instruments, including money market funds, may lose money through fees or other means.

New Fund Risk. The Fund is a recently organized management investment company with no operating history. As a result, prospective investors do not have a track record or history on which to base their investment decisions. There can be no assurance that the Fund will maintain an economically viable size.

Non-Diversification Risk. Because the Fund is “non-diversified,” it may invest a greater percentage of its assets in the securities of a single issuer or a smaller number of issuers than if it was a diversified fund. As a result, a decline in the value of an investment in a single issuer or a smaller number of issuers could cause the Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio. This may increase the Fund’s volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund’s performance.

Operational Risk. The Fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect the Fund’s ability to meet its investment objective. Although the Fund, and Adviser seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

Single Issuer Risk. Issuer-specific attributes may cause an investment in the Fund to be more volatile than a traditional pooled investment which diversifies risk or the market generally. The value of the Fund, which focuses on an individual security (TGT), may be more volatile than a traditional pooled investment or the market as a whole and may perform differently from the value of a traditional pooled investment or the market as a whole.

Tax Risk. The Fund intends to elect and to qualify each year to be treated as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (“Code”). As a RIC, the Fund will not be subject to U.S. federal income tax on the portion of its net investment income and net capital gain that it distributes to Shareholders, provided that it satisfies certain requirements of the Code. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund’s taxable income will be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. To comply with the asset diversification test applicable to a RIC, the Fund will attempt to ensure that the value of options it holds is never 25% of the total value of Fund assets at the close of any quarter. In particular, in combination with the Fund’s use of a “synthetic” strategy (i.e., purchasing exposure to the underlying stock through a combination of put and call options), the Fund maintains a portfolio of treasury securities, which are expected to enable the Fund to meet the diversification requirements. If the Fund’s investments in options were to exceed 25% of the Fund’s total assets at the end of a tax quarter, the Fund, generally, has a grace period to cure such lack of compliance. If the Fund fails to timely cure, it may no longer be eligible to be treated as a RIC.

U.S. Government and U.S. Agency Obligations Risk. The Fund may invest in securities issued by the U.S. government or its agencies or instrumentalities. U.S. Government obligations include securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, such as the U.S. Treasury. Payment of principal and interest on U.S. Government obligations may be backed by the full faith and credit of the United States or may be backed solely by the issuing or guaranteeing agency or instrumentality itself. In the latter case, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, which agency or instrumentality may be privately owned. There can be no assurance that the U.S. Government would provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) where it is not obligated to do so.

Performance

Performance information for the Fund is not included because the Fund has not begun operations as of the date of this Prospectus. When such information is included, this section will provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance history from year to year and showing how the Fund’s average annual total returns compare with those of a broad measure of market performance. Although past performance of the Fund is no guarantee of how it will perform in the future, historical performance may give you some indication of the risks of investing in the Fund. Updated performance information will be available on the Fund’s website at www.yieldmaxetfs.com.

Management

Investment Adviser: Tidal Investments LLC (the “Adviser”) serves as investment adviser to the Fund.

Portfolio Managers:

The following individuals are jointly and primarily responsible for the day-to-day management of the Fund.

Jay Pestrichelli, Portfolio Manager for the Adviser, has been a portfolio manager of the Fund since its inception in 2026.

Scott Snyder, Portfolio Manager for the Adviser, has been a portfolio manager of the Fund since its inception in 2026.

Matt Brandt, Portfolio Manager for the Adviser, has been a portfolio manager of the Fund since its inception in 2026.

Purchase and Sale of Shares

The Fund issues and redeems Shares at NAV only in large blocks known as “Creation Units,” which only Authorized Participants (APs) (typically, broker-dealers) may purchase or redeem. The Fund generally issues and redeems Creation Units in exchange for a portfolio of securities (the “Deposit Securities”) and/or a designated amount of U.S. cash.

Shares are listed on the Exchange, and individual Shares may only be bought and sold in the secondary market through brokers at market prices, rather than NAV. Because Shares trade at market prices rather than NAV, Shares may trade at a price greater than NAV (premium) or less than NAV (discount).

An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Shares (the “bid” price) and the lowest price a seller is willing to accept for Shares (the “ask” price) when buying or selling Shares in the secondary market. This difference in bid and ask prices is often referred to as the “bid-ask spread.”

When available, information regarding the Fund’s NAV, market price, how often Shares traded on the Exchange at a premium or discount, and the median bid-ask spreads can be found on the Fund’s website at www.yieldmaxetfs.com.

Tax Information

Fund distributions are generally taxable as ordinary income, qualified dividend income, or capital gains (or a combination), unless an investment is in an individual retirement account (“IRA”) or other tax-advantaged account. Distributions on investments made through tax-deferred arrangements may be taxed later upon withdrawal of assets from those accounts.

Financial Intermediary Compensation

If you purchase Shares through a broker-dealer or other financial intermediary (such as a bank) (an “Intermediary”), the Adviser or its affiliates may pay Intermediaries for certain activities related to the Fund, including participation in activities that are designed to make Intermediaries more knowledgeable about exchange-traded products, including the Fund, or for other activities, such as marketing, educational training, or other initiatives related to the sale or promotion of Shares. These payments may create a conflict of interest by influencing the Intermediary and your salesperson to recommend the Fund over another investment. Any such arrangements do not result in increased Fund expenses. Ask your salesperson or visit the Intermediary’s website for more information.

YieldMax® TSLA Option Income Strategy ETF - FUND SUMMARY

Investment Objective

The Fund’s primary investment objective is to seek current income. The Fund’s secondary investment objective is to seek exposure to the share price of the common stock of Tesla, Inc. (“TSLA” or “Underlying Security”), subject to a limit on potential investment gains.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Annual Fund Operating Expenses(1) (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.99%
Distribution and Service (12b-1) Fees	None
Other Expenses (includes interest and tax expense)	0.08%
Total Annual Fund Operating Expenses	1.07%

(1)	The Fund’s investment adviser, Tidal Investments LLC (the “Adviser”), a Tidal Financial Group company, will pay, or require a sub-adviser to pay, all expenses incurred by the Fund (except for advisory fees and sub-advisory fees, as the case may be) excluding interest charges on any borrowings made for investment purposes, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the “1940 Act”), and litigation expenses and other non-routine or extraordinary expenses.

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem or hold all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example does not take into account brokerage commissions that you may pay on your purchases and sales of Shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$109	$340	$590	$1,306

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the expense example above, affect the Fund’s performance. During the most recent fiscal year ended October 31, 2025, the Fund’s portfolio turnover rate was 124% of the average value of its portfolio.

Principal Investment Strategies

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks current income while providing exposure to the share price (i.e., the price returns) of the Underlying Security, subject to participation in a portion of potential investment gains. The Fund will employ its investment strategy as it relates to the Underlying Security regardless of whether there are periods of adverse market, economic, or other conditions and will not take temporary defensive positions during such periods. As further described below, the Fund uses either a synthetic covered call strategy or a synthetic covered call spread strategy to seek to generate options premiums and provide indirect exposure to the share price returns of the Underlying Security, subject to participation in a portion of potential investment gains as a result of the nature of the options strategy it employs. That is, the Fund not only seeks to generate options premiums but also aims to derive gains when the value of the Underlying Security increases. The Fund’s options contracts provide:

●	indirect exposure to the share price returns of the Underlying Security,
●	option premiums, and
●	participation in a portion of gains, if any, of the share price returns of the Underlying Security.

For more information, see sections “The Fund’s Use of Underlying Security Option Contracts” and “Synthetic Covered Call Strategy” below.

Why invest in the Fund?

●	The Fund seeks to generate weekly cash distributions, which is not dependent on the price appreciation of the Underlying Security.
●	The Fund seeks to participate in a portion of the gains experienced by the Underlying Security.

That is, although the Fund may not fully participate in gains in the Underlying Security’s stock price, the Fund’s portfolio is designed to generate options premiums.

An Investment in the Fund is not an investment in the Underlying Security.

●	The Fund’s strategy will capture only a portion of its potential gains if the Underlying Security’s stock price increase in value.
●	The Fund’s strategy is subject to all potential losses if the Underlying Security’s stock price decrease in value, which may not be offset by the options premiums received by the Fund.
●	The Fund may from time to time invest directly in the Underlying Security.
●	Fund shareholders are not entitled to any Underlying Security dividends, except to the extent the Fund invests directly in the Underlying Security.

While the Fund seeks to provide current income pursuant to its investment objective, a portion (sometimes significant) of the Fund’s distributions may be classified as return of capital (“ROC”) for financial or tax reporting purposes. Generally speaking, ROC refers to the portion of a distribution from an investment that represents a return of the original investment (principal) rather than income or profit. Accordingly, such distributions do not necessarily reflect the Fund’s income or yield. See the prospectus section titled “Additional Information About the Funds” for more information about option premiums and ROC.

Additional information regarding the Underlying Security is also set forth below.

The Fund’s Use of Underlying Security Option Contracts

As part of the Fund’s synthetic covered call strategy and synthetic covered call spread strategy, the Fund will purchase and sell a combination of standardized exchange-traded and FLexible EXchange® (“FLEX”) call and put option contracts that are based on the value of the price returns of the Underlying Security.

●	In general, an option contract gives the purchaser of the option contract the right to purchase (for a call option) or sell (for a put option) the underlying asset (like shares of the Underlying Security) at a specified price (the “strike price”).
●	If exercised, an option contract obligates the seller to deliver shares (for a sold or “short” call) or buy shares (for a sold or “short” put) of the underlying asset at a specified price (the “strike price”).
●	Options contracts must be exercised or traded to close within a specified time frame, or they expire. See the chart in section “Fund Portfolio” below for a description of the option contracts utilized by the Fund.

Standardized exchange-traded options include standardized terms. FLEX options are also exchange-traded, but they allow for customizable terms (e.g., the strike price can be negotiated). For more information on FLEX options, see “Additional Information about the Funds – Exchange Traded Options Portfolio.”

The Fund’s options contracts are based on the value of the Underlying Security, which gives the Fund the right or obligation to receive or deliver shares of the Underlying Security on the expiration date of the applicable option contract in exchange for the stated strike price, depending on whether the option contract is a call option or a put option, and whether the Fund purchases or sells the option contract.

Covered Call Strategy

In seeking to achieve its investment objective, the Fund may implement a “synthetic covered call” and, to a lesser extent, a “traditional covered call” strategy using the standardized exchange-traded and FLEX options described above.

●	A traditional covered call strategy is an investment strategy where an investor (the Fund) sells a call option on an underlying security it owns.
●	A synthetic covered call strategy is similar to a traditional covered call strategy in that the investor sells a call option that is based on the value of the underlying security. However, in a synthetic covered call strategy, the investor (the Fund) does not own the underlying security, but rather seeks to synthetically replicate 100% of the price movements of the underlying security through the use of various investment instruments.

The Fund’s covered call strategies consists of the following three elements, each of which is described in greater detail farther below:

●	Direct or synthetic long exposure to the Underlying Security, which allows the Fund to seek to participate in the changes, up or down, in the price of shares of the Underlying Security.
●	Covered call writing (where the Underlying Security’s call options are sold against the synthetic long portion of the strategy), which allows the Fund to generate options premiums.
●	U.S. Treasuries, which are used for collateral for the options, and which generate income.

1.	Long Exposure (Synthetic or Direct)

Synthetic Long Exposure: To achieve a synthetic long exposure to the Underlying Security, the Fund will buy the Underlying Security’s call options and, simultaneously, sell the Underlying Security’s put options to try to replicate the price movements of the Underlying Security. The call options purchased by the Fund and the put options sold by the Fund will generally have one-month to six-month terms and strike prices that are approximately equal to the then-current share price of the Underlying Security at the time the contracts are purchased and sold, respectively. The combination of the long call options and sold put options provides the Fund with indirect investment exposure equal to approximately 100% of the Underlying Security for the duration of the applicable options exposure.

In addition, the Fund may use other instruments and transactions to gain synthetic exposure to the Underlying Security. For example, the Fund may enter into swap contracts that provide exposure to the Underlying Security. The Fund also may utilize additional options strategies, including purchasing call options that are “deep in the money” (i.e., the Underlying Security’s price is well above the strike price on the call option).

Direct Long Exposure: The Fund may directly hold equity securities of the Underlying Security.

2.	Covered Call Strategies

Covered Call Strategy

As part of its strategy, the Fund will write (sell) call option contracts on the Underlying Security to generate options premiums. These written call options will generally be sold short (i.e., selling a position it does not currently own). The Fund will seek to participate in the share price appreciation of the Underlying Security, if any. However, due to the nature of covered call strategies, the Fund’s participation may be subject to a cap (as described below). In this strategy, the call options written (sold) by the Fund will generally have 1- month or less expiration dates (the “Call Period”) and generally have a strike price that is approximately 0%-15% above the then-current share price of the Underlying Security.

It is important to note that the sale of the Underlying Security call option contracts will limit the Fund’s participation in the appreciation in the Underlying Security’s stock price. If the stock price of the Underlying Security increases, the above-referenced synthetic long exposure alone would allow the Fund to experience similar percentage gains. However, if the Underlying Security’s stock price appreciates beyond the strike price of one or more of the sold (short) call option contracts, the Fund will lose money on those short call positions, and the losses will, in turn, limit the upside return of the Fund’s synthetic long exposure. As a result, the Fund’s overall strategy (i.e., the combination of the synthetic long exposure to the Underlying Security and the sold (short) the Underlying Security call positions) will limit the Fund’s participation in gains in the Underlying Security’s stock price beyond a certain point.

Covered Call Spread Strategy

The Adviser will employ the Covered Call Spread Strategy when it believes it is a better strategy for the Fund as compared to the Covered Call Strategy. The Fund may write (sell) credit call spreads (described below) rather than stand-alone call option contracts to seek greater participation in the potential appreciation of its Underlying Security’s share price, while still generating net options premiums. The Adviser will primarily employ this covered call spread strategy when it believes that the share price of its Underlying Security is likely to rise significantly in the short term (e.g., following a substantial selloff or overall positive market news). Additionally, the Adviser may use this strategy in other scenarios (e.g., if the market is undervaluing further out-of-the-money options relative to near-the-money options), where it believes the use of credit call spreads may prove more advantageous to the Fund’s total return than the covered call strategy.

A credit call spread involves selling a call option while simultaneously buying a call option with a higher strike price, both with the same expiration date. By writing credit call spreads, the Fund can potentially offset losses incurred from its short call positions if the Underlying Security’s share price rises above the strike price.

3.	U.S. Treasuries

The Fund will hold short-term U.S. Treasury securities as collateral in connection with the Fund’s synthetic covered call strategy. The Fund may also invest in pooled vehicles (e.g., mutual funds and ETFs) that invest in U.S Treasuries.

The Fund intends to continuously maintain exposure to the Underlying Security, primarily through the use of options contracts. As the options contracts it holds are exercised or expire it may enter into new options contracts, a practice referred to as “rolling.” The Fund’s practice of rolling options may result in high portfolio turnover.

Fund’s Weekly Distributions

The Fund will seek to provide weekly cash distributions. The Fund will seek to generate such distributions in the following ways:

●	Writing (selling) call option contracts on its Underlying Security as described above to generate options premiums. A premium, in this context, refers to the price the option buyer pays to the option seller (the Fund) for the rights granted by the option. The amount of these premiums is largely affected by the fluctuations in the Underlying Security’s stock prices. However, other elements like interest rates can also influence the level of premiums.
●	Investing in short-term U.S. Treasury securities. The income generated by these securities will be influenced by interest rates at the time of investment.
●	In addition, the Fund’s use of the Covered Call Spread Strategy may occasionally allow it to capture a substantial portion of any significant increase in the price of its Underlying Security. When this happens, the Fund could receive profits exceeding the initial cost of the call options, and the Fund’s distributions may include some of those profits.

Fund’s Return Profile vs its Underlying Security

For the reasons stated above, the Fund’s performance will differ from that of the Underlying Security’s stock price. The performance differences will depend on, among other things, the price of the Underlying Security, changes in the value of the Underlying Security options contracts the Fund holds, and changes in the value of the U.S. Treasuries.

Fund Portfolio

Principal Holdings
Portfolio Holdings (All derivative instruments are based on the value of the Underlying Security)	Investment Terms	Expected Target Maturity
Purchased call option contracts

“at-the-money” (i.e., the strike price is equal to the then-current share price of the Underlying Security at the time of purchase) to provide indirect exposure to positive price returns of the Underlying Security.

If the Underlying Security share price increases, these options will generate corresponding increases to the Fund.

1-month to 6-month expiration dates
Sold put option contracts

“at-the-money” (i.e., the strike price is equal to the then-current share price of the Underlying Security at the time of sale).

They are sold to help pay for the purchased call options described above.

However, the sold put option contracts provide exposure to the full extent of any share price losses experienced by the Underlying Security.

1-month to 6-month expiration dates
Sold (short) call option contracts (Covered Call Strategy)

The strike price is approximately 0%-15% more than the then-current share price of the Underlying Security at the time of sale.

They generate options premiums. However, they also limit some potential positive returns that the Fund may have otherwise experienced from gains in the Underlying Security’s share price.

1-month or less expiration dates
Sold (short) call option contracts (Covered Call Spread Strategy)

The strike price is approximately 0%-15% more than the then-current share price of the Fund’s Underlying Security at the time of sale.

Sold call option contracts provide inverse exposure to the full extent of any increases in the value experienced by the Fund’s Underlying Security, minus the premium received.

1-month or less expiration dates
Purchased call option contracts (Covered Call Spread Strategy)

“out-of-the-money” (i.e., the strike price is above the strike price of the corresponding Covered Call Spread Strategy sold call).

Bought call option contracts provide exposure to the full extent of any increases in the value experienced by the Fund’s Underlying Security above the option’s strike price.

1-month or less expiration dates
Purchased call option contracts (Deep-in-the-money synthetic long exposure)	“Deep in the money” (i.e., the Underlying Security’s price is well above the strike price on the call option) to provide synthetic long exposure designed to closely track price movements of the Underlying Security. These options are expected to exhibit greater sensitivity to changes in the Underlying Security’s share price than out-of-the-money or at-the-money calls.	1-month to 6-month expiration dates
Swap contracts	The Fund may enter into swap contracts that provide exposure to the Underlying Security’s price movements (and/or total return), generally in exchange for a financing rate and/or other contractual payments. Swap contracts may be used as an alternative or supplement to options positions to obtain exposure to the Underlying Security.	13-month to 60-month terms
Equity securities of the Underlying Security (Direct holdings)	The Fund may purchase and hold shares of the Underlying Security to obtain direct exposure to the Underlying Security’s price movements and any distributions.	NA
U.S Treasury Securities and Cash

Multiple series of U.S. Treasury Bills supported by the full faith and credit of the U.S. government.

These instruments are used as collateral for the Fund’s derivative investments.

They will also generate income.

6-month to 2-year maturities

The market value of the cash and treasuries held by the Fund is generally expected to be between 25% and 100% of the Fund’s net assets and the market value of the options package is generally expected to be between 0% and 50% of the Fund’s net assets (though actual exposures may deviate from these ranges from time to time). In terms of notional value, the combination of these investment instruments provides indirect investment exposure to the Underlying Security equal to at least 95% of the Fund’s total assets.

Under normal circumstances, the Fund will invest at least 80% of its net assets, plus borrowings for investment purposes, in securities and financial instruments that provide indirect exposure to TSLA.

The Fund is classified as “non-diversified” under the 1940 Act.

There is no guarantee that the Fund’s investment strategy will be properly implemented, and an investor may lose some or all of its investment.

Tesla, Inc.

Tesla, Inc. is an operating company that designs develops, manufactures, leases and sells high performance fully electric vehicles, solar energy generation systems and energy storage products. Tesla, Inc. operates two segments: (i) automotive and (ii) energy generation and storage. The automotive segment includes the design, development, manufacturing, sales and leasing of electric vehicles as well as sales of automotive regulatory credits. The energy generation and storage segment includes the design, manufacture, installation, sales and leasing of solar energy generation and energy storage products and related services and sales of solar energy systems incentives. Tesla, Inc. is listed on Nasdaq. Per TSLA’s most recent Form 10-K filing, the aggregate market value of voting stock held by non-affiliates of TSLA, as of the most recent available data at time of drafting this prospectus (June 30, 2025), was approximately $892.93 billion.

Tesla, Inc. is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the SEC by Tesla, Inc. pursuant to the Exchange Act can be located by reference to the SEC file number 001-34756 through the SEC’s website at www.sec.gov. In addition, information regarding Tesla, Inc. may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

This document relates only to the securities offered hereby and does not relate to TSLA or other securities of Tesla, Inc. The Fund has derived all disclosures contained in this document regarding Tesla, Inc. from the publicly available documents. None of the Fund, the Trust, the Adviser, or their respective affiliates has participated in the preparation of such publicly available offering documents or made any due diligence inquiry regarding such documents with respect to Tesla, Inc. None of the Fund, the Trust, the Adviser, or their respective affiliates makes any representation that such publicly available documents or any other publicly available information regarding Tesla, Inc. is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date hereof (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of Tesla, Inc. (and therefore the price of the Fund at the time we price the securities) have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of or failure to disclose material future events concerning Tesla, Inc. could affect the value received with respect to the securities and therefore the value of the securities.

None of the Fund, the Trust, the Adviser, or their respective affiliates makes any representation to you as to the performance of TSLA.

NONE OF THE FUND, TIDAL TRUST II, OR TIDAL INVESTMENTS LLC IS AFFILIATED, CONNECTED, OR ASSOCIATED WITH TSLA. THE FUND WAS NOT DEVELOPED OR CREATED BY, AND IS NOT SPONSORED, ENDORSED, OR APPROVED BY, TSLA.

Moreover, TSLA has not participated in the development of the Fund’s investment strategy. TSLA does not select or approve the Fund’s portfolio holdings, nor does it participate in the construction, design, or implementation of the Fund. TSLA does not provide any assurances, guarantees, or representations regarding the Fund or its performance. Nothing herein shall be construed as an offer of any security by TSLA.

None of the Fund, the Trust, the Adviser, or their respective affiliates claim any ownership interest in any trademarks owned by Tesla, Inc. or TSLA. All rights in the trademarks are reserved by their respective owners.

Due to the Fund’s investment strategy, the Fund’s investment exposure is concentrated in (or substantially exposed to) the same industry as that assigned to TSLA. As of the date of the Prospectus, TSLA is assigned to the automobiles industry.

Principal Investment Risks

The principal risks of investing in the Fund are summarized below. As with any investment, there is a risk that you could lose all or a portion of your investment in the Fund. Some or all of these risks may adversely affect the Fund’s net asset value (“NAV”) per share, trading price, yield, total return, and/or ability to meet its objective. For more information about the risks of investing in the Fund, see the section in the Fund’s Prospectus titled “Additional Information About the Funds—Principal Risks of Investing in the Funds.”

An investment in the Fund entails risk. The Fund may not achieve its investment objective and there is a risk that you could lose all of your money invested in the Fund. The Fund is not a complete investment program. It is important that investors closely review all of the risks listed below and understand them before making an investment in the Fund.

Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which they appear.

TSLA Risk.

The Fund invests in options contracts and swaps that are based on the value of TSLA and may also invest directly in TSLA. These investments in options contracts and swaps subject the Fund to certain of the same risks as if it owned shares of TSLA, even though it may not; although at times the Fund may also hold shares of TSLA directly. By virtue of these investments, the Fund may be subject to the following risks:

Indirect Investment in TSLA Risk. Tesla, Inc. is not affiliated with the Trust, the Fund, the Adviser, or their respective affiliates and is not involved with this offering in any way and has no obligation to consider your Shares in taking any corporate actions that might affect the value of Shares. Investors in the Fund will not have voting rights and will not be able to influence management of Tesla, Inc. but will be exposed to the performance of TSLA (the underlying stock). Except to the extent the Fund invests directly in TSLA, investors in the Fund will not have rights to receive dividends or other distributions or any other rights with respect to the underlying stock but will be subject to declines in the performance of the underlying stock.

TSLA Trading Risk. The trading price of TSLA may be highly volatile and could continue to be subject to wide fluctuations in response to various factors. The stock market in general, and the market for automotive companies in particular, has experienced extreme price and volume fluctuations that have often been unrelated or disproportionate to the operating performance of those companies. In particular, a large proportion of TSLA may be traded by short sellers which may put pressure on the supply and demand for the common stock of Tesla, Inc., further influencing volatility in its market price. Public perception and other factors outside of the control of Tesla, Inc. may additionally impact TSLA’s stock price due to Tesla, Inc. garnering a disproportionate degree of public attention, regardless of actual operating performance. In addition, in the past, following periods of volatility in the overall market and the market price of a particular company’s securities, securities class action litigation has often been instituted against companies such as these. Moreover, stockholder litigation like this has been filed against Tesla, Inc. in the past. While Tesla, Inc. continues to defend such actions, any judgment against Tesla, Inc., or any future stockholder litigation could result in substantial costs and a diversion of the management of Tesla, Inc.’s attention and resources. If TSLA trading is halted, trading in Shares of the Fund may be impacted, either temporarily or indefinitely.

Tesla, Inc. Performance Risk. Tesla, Inc. may fail to meet its publicly announced guidelines or other expectations about its business, which could cause the price of TSLA to decline. Tesla, Inc. provides guidance regarding its expected financial and business performance, such as projections regarding sales and production, as well as anticipated future revenues, gross margins, profitability and cash flows. Correctly identifying key factors affecting business conditions and predicting future events is inherently an uncertain process, and the guidance Tesla, Inc. provides may not ultimately be accurate and has in the past been inaccurate in certain respects, such as the timing of new product manufacturing ramps. The guidance is based on certain assumptions such as those relating to global and local economic conditions, anticipated production and sales volumes (which generally are not linear throughout a given period), average sales prices, supplier and commodity costs, and planned cost reductions. If Tesla, Inc.’s guidance is not accurate or varies from actual results due to its inability to meet the assumptions or the impact on its financial performance that could occur as a result of various risks and uncertainties, the market value of common stock issued by Tesla, Inc. could decline significantly.

Electric Vehicles Risk. The future growth and success of Tesla, Inc. are dependent upon consumers’ demand for electric vehicles, and specifically, its vehicles in an automotive industry that is generally competitive, cyclical and volatile. If the market for electric vehicles in general and Tesla, Inc. vehicles in particular does not develop as Tesla, Inc. expects, develops more slowly than it expects, or if demand for its vehicles decreases in its markets or its vehicles compete with each other, the business, prospects, financial condition and operating results of Tesla, Inc. may be harmed. Tesla, Inc. is still at an earlier stage of development and have limited resources and production relative to established competitors that offer internal combustion engine vehicles. In addition, electric vehicles still comprise a small percentage of overall vehicle sales. As a result, the market for Tesla, Inc. vehicles could be negatively affected by numerous factors, such as: (i) perceptions about electric vehicle features, quality, safety, performance and cost; (ii) perceptions about the limited range over which electric vehicles may be driven on a single battery charge, and access to charging facilities; (iii) competition, including from other types of alternative fuel vehicles, plug-in hybrid electric vehicles and high fuel-economy internal combustion engine vehicles; (iv) volatility in the cost of oil and gasoline, such as wide fluctuations in crude oil prices; (v) government regulations and economic incentives; and (vi) concerns about the future viability of Tesla, Inc. Finally, the target demographics for Tesla, Inc. vehicles are highly competitive. Sales of vehicles in the automotive industry tend to be cyclical in many markets, which may expose Tesla, Inc. to further volatility.

Automotive Companies Risk. The automotive industry can be highly cyclical, and companies in the industry may suffer periodic operating losses. Automotive companies can be significantly affected by labor relations, fluctuating component prices and supplier disruptions. Developments in automotive technologies (e.g., autonomous vehicle technologies) may require significant capital expenditures that may not generate profits for several years, if ever. Automotive companies may be significantly subject to government policies and regulations regarding imports and exports of automotive products. Governmental policies affecting the automotive industry, such as taxes, tariffs, duties, subsidies, and import and export restrictions on automotive products can influence industry profitability. In addition, such companies must comply with environmental laws and regulations, for which there may be severe consequences for non-compliance. While most of the major automotive manufacturers are large companies, certain others may be non-diversified in both product line and customer base and may be more vulnerable to certain events that may negatively impact the automotive industry.

Elon Musk’s Influence on TSLA Risk. The Fund’s performance is closely tied to the stock price of TSLA, which may be significantly impacted by the actions, decisions, and public statements of its CEO, Elon Musk. His social media activity, interviews, and public remarks have historically caused sharp volatility in TSLA’s stock price and have, at times, resulted in regulatory scrutiny and legal proceedings. Additionally, Mr. Musk’s leadership decisions, including strategic shifts or changes in Tesla’s business model, could introduce uncertainty. His involvement in multiple high-profile ventures, such as SpaceX and X (formerly Twitter), may also raise concerns about his focus on Tesla. Furthermore, any potential reduction in his role or departure from Tesla could negatively affect investor sentiment. Given Mr. Musk’s influence, TSLA’s valuation may be subject to sudden and unpredictable changes, which could materially impact the Fund’s performance.

Derivatives Risk. Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, or funds (including ETFs), interest rates or indexes. The Fund’s investments in derivatives may pose risks in addition to, and greater than, those associated with directly investing in securities or other ordinary investments, including risk related to the market, imperfect correlation with underlying investments or the Fund’s other portfolio holdings, higher price volatility, lack of availability, counterparty risk, liquidity, valuation and legal restrictions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The use of derivatives may result in larger losses or smaller gains than directly investing in securities. When the Fund uses derivatives, there may be an imperfect correlation between the value of TSLA and the derivative, which may prevent the Fund from achieving its investment objective. Because derivatives often require only a limited initial investment, the use of derivatives may expose the Fund to losses in excess of those amounts initially invested. In addition, the Fund’s investments in derivatives are subject to the following risks:

Options Contracts. The use of options contracts involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, including the anticipated volatility, which are affected by fiscal and monetary policies and by national and international political, changes in the actual or implied volatility or the reference asset, the time remaining until the expiration of the option contract and economic events. For the Fund in particular, the value of the options contracts in which it invests is substantially influenced by the value of TSLA. The Fund may experience substantial downside from specific option positions and certain option positions held by the Fund may expire worthless. The options held by the Fund are exercisable at the strike price on their expiration date. As an option approaches its expiration date, its value typically increasingly moves with the value of the underlying instrument. However, prior to such date, the value of an option generally does not increase or decrease at the same rate at the underlying instrument. There may at times be an imperfect correlation between the movement in the values of options contracts and the underlying instrument, and there may at times not be a liquid secondary market for certain options contracts. The value of the options held by the Fund will be determined based on market quotations or other recognized pricing methods. Additionally, as the Fund intends to continuously maintain indirect exposure to TSLA through the use of options contracts, as the options contracts it holds are exercised or expire it will enter into new options contracts, a practice referred to as “rolling.” If the expiring options contracts do not generate proceeds enough to cover the cost of entering into new options contracts, the Fund may experience losses.

Swap Agreements Risk. The use of swap transactions is a highly specialized activity, which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Whether the Fund will be successful in using swap agreements to achieve its investment goal depends on the ability of the Adviser to structure such swap agreements in accordance with the Fund’s investment objective and to identify counterparties for those swap agreements. If the Adviser is unable to enter into swap agreements that provide leveraged exposure to the Underlying Security, the Fund may not meet its stated investment objective. Additionally, any financing, borrowing or other costs associated with using swap transactions may also have the effect of lowering the Fund’s return.

The swap agreements in which the Fund invests are generally traded in the over-the-counter market, which generally has less transparency than exchange-traded derivatives instruments. In a standard swap transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined reference assets or underlying securities or instruments. The gross return to be exchanged or swapped between the parties is calculated based on a notional amount or the return on or change in value of a particular dollar amount invested in a basket of securities.

If the Underlying Security has a dramatic move that causes a material decline in the Fund’s net assets, the terms of a swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the swap transaction with the Fund. In that event, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve exposure consistent with the Fund’s investment objective. This may prevent the Fund from achieving its objective, even if the Underlying Security later reverses all or a portion of its movement.

Counterparty Risk. The Fund is subject to counterparty risk by virtue of its investments in options contracts. Transactions in some types of derivatives, including options, are required to be centrally cleared (“cleared derivatives”). In a transaction involving cleared derivatives, the Fund’s counterparty is a clearing house rather than a bank or broker. Since the Fund is not a member of clearing houses and only members of a clearing house (“clearing members”) can participate directly in the clearing house, the Fund will hold cleared derivatives through accounts at clearing members. In cleared derivatives positions, the Fund will make payments (including margin payments) to and receive payments from a clearing house through their accounts at clearing members. Customer funds held at a clearing organization in connection with any options contracts are held in a commingled omnibus account and are not identified to the name of the clearing member’s individual customers. As a result, assets deposited by the Fund with any clearing member as margin for options may, in certain circumstances, be used to satisfy losses of other clients of the Fund’s clearing member. In addition, although clearing members guarantee performance of their clients’ obligations to the clearing house, there is a risk that the assets of the Fund might not be fully protected in the event of the clearing member’s bankruptcy, as the Fund would be limited to recovering only a pro rata share of all available funds segregated on behalf of the clearing member’s customers for the relevant account class. The Fund is also subject to the risk that a limited number of clearing members are willing to transact on the Fund’s behalf, which heightens the risks associated with a clearing member’s default. This risk is greater for the Fund as it seeks to hold options contracts on a single security, and not a broader range of options contracts, which may limit the number of clearing members that are willing to transact on the Fund’s behalf. If a clearing member defaults the Fund could lose some or all of the benefits of a transaction entered into by the Fund with the clearing member. If the Fund cannot find a clearing member to transact with on the Fund’s behalf, the Fund may be unable to effectively implement its investment strategy.

Price Participation Risk. The Fund employs an investment strategy that includes the sale of call option contracts, which limits the degree to which the Fund will participate in increases in value experienced by TSLA over the Call Period. This means that if TSLA experiences an increase in value above the strike price of the sold call options during a Call Period, the Fund will likely not experience that increase to the same extent and may significantly underperform TSLA over the Call Period. Additionally, because the Fund is limited in the degree to which it will participate in increases in value experienced by TSLA over each Call Period, but has full exposure to any decreases in value experienced by TSLA over the Call Period, the NAV of the Fund may decrease over any given time period. The Fund’s NAV is dependent on the value of each options portfolio, which is based principally upon the performance of TSLA. The degree of participation in TSLA gains the Fund will experience will depend on prevailing market conditions, especially market volatility, at the time the Fund enters into the sold call option contracts and will vary from Call Period to Call Period. The value of the options contracts is affected by changes in the value and dividend rates of TSLA, changes in interest rates, changes in the actual or perceived volatility of TSLA and the remaining time to the options’ expiration, as well as trading conditions in the options market. As the price of TSLA changes and time moves towards the expiration of each Call Period, the value of the options contracts, and therefore the Fund’s NAV, will change. However, it is not expected for the Fund’s NAV to directly correlate on a day-to-day basis with the returns of TSLA. The amount of time remaining until the options contract’s expiration date affects the impact of the potential options premiums on the Fund’s NAV, which may not be in full effect until the expiration date of the Fund’s options contracts. Therefore, while changes in the price of the TSLA will result in changes to the Fund’s NAV, the Fund generally anticipates that the rate of change in the Fund’s NAV will be different than that experienced by TSLA.

Equity Market Risk. The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual issuers, industries or the stock market as a whole. In addition, equity markets tend to move in cycles which may cause stock prices to fall over a short and extended periods of time. In a declining stock market, stock prices for all companies may decline, regardless of their long-term prospects.

Distribution Risk. The Fund seeks to provide weekly cash distributions. There is no assurance that the Fund will make a distribution in any given week. If the Fund does make distributions, the amounts of such distributions will likely vary greatly from one distribution to the next. Additionally, the weekly distributions, if any, may consist of returns of capital, which would decrease the Fund’s NAV and trading price over time. As a result, an investor may suffer significant losses to their investment. In addition, while the underlying stock may pay dividends, the Fund’s returns will not include any dividends paid by the underlying stock (except to the extent the Fund invests directly in TSLA), and any income generated by the Fund may be less than the income generated by a direct investment in the underlying stock.

NAV Erosion Risk Due to Distributions. When the Fund makes a distribution, the Fund’s NAV will typically drop by the amount of the distribution on the related ex-dividend date. The repeated payment of distributions by the Fund, if any, may significantly erode the Fund’s NAV and trading price over time. As a result, an investor may suffer significant losses to their investment.

Call Strategy Risks. The path dependency (i.e., the continued use) of the Fund’s call writing strategy will impact the extent that the Fund participates in the positive price returns of TSLA and, in turn, the Fund’s returns, both during the term of the sold call options and over longer time periods. If, for example, each month the Fund were to sell 7% out-of-the-money call options having a one-month term, the Fund’s participation in the positive price returns of TSLA will be capped at 7% in any given month. However, over a longer period (e.g., 5 months), the Fund should not be expected to participate fully in the first 35% (i.e., 5 months x 7%) of the positive price returns of TSLA, or the Fund may even lose money, even if the TSLA share price has appreciated by at least that much over such period, if during any month over that period TSLA had a return less than 7%. This example illustrates that both the Fund’s participation in the positive price returns of TSLA and its returns will depend not only on the price of TSLA but also on the path that TSLA takes over time.

Additionally, when implementing the Covered Call Spread Strategy, the use of credit call spreads introduces further complexities and risks. While purchasing a higher-strike call option limits potential losses from the short call position, it also reduces the net premium received, which may result in lower overall returns compared to a stand-alone covered call strategy. If the price of the Underlying Security rises rapidly, the call spread may still cap upside participation, leading to missed profit opportunities. Furthermore, market conditions, such as mispricing between near-the-money and further out-of-the-money options, may impact the effectiveness of the strategy, potentially resulting in lower-than-expected returns or increased losses. The relative pricing of options at different strike levels can vary due to volatility shifts, liquidity constraints, or other market dynamics, adding an additional layer of uncertainty to the Fund’s performance under this strategy.

ETF Risks.

Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that are authorized to purchase and redeem Shares directly from the Fund (known as “Authorized Participants” or “APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services; or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

Cash Redemption Risk. The Fund’s investment strategy may require it to redeem Shares for cash or to otherwise include cash as part of its redemption proceeds. For example, the Fund may not be able to redeem in-kind certain securities held by the Fund (e.g., derivative instruments). In such a case, the Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used. By paying out higher annual capital gain distributions, investors may be subjected to increased capital gains taxes. Additionally, there may be brokerage costs or taxable gains or losses that may be imposed on the Fund in connection with a cash redemption that may not have occurred if the Fund had made a redemption in-kind. These costs could decrease the value of the Fund to the extent they are not offset by a transaction fee payable by an AP.

Costs of Buying or Selling Shares. Buying or selling Shares involves certain costs, including brokerage commissions, other charges imposed by brokers, and bid-ask spreads. The bid-ask spread represents the difference between the price at which an investor is willing to buy Shares and the price at which an investor is willing to sell Shares. The spread varies over time based on the Shares’ trading volume and market liquidity. The spread is generally lower if Shares have more trading volume and market liquidity and higher if Shares have little trading volume and market liquidity. Due to the costs of buying or selling Shares, frequent trading of Shares may reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

Management Risk. The Fund is subject to management risk because it is an actively managed portfolio. In managing the Fund’s investment portfolio, the portfolio managers will apply investment techniques and risk analyses that may not produce the desired result. There can be no guarantee that the Fund will meet its investment objective.

Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant.

Trading. Although Shares are listed on a national securities exchange, such as NYSE Arca, Inc. (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that an active trading market for the Shares will develop or be maintained or that the Shares will trade with any volume, or at all, on any stock exchange. This risk may be greater for the Fund as it seeks to have exposure to a single underlying stock as opposed to a more diverse portfolio like a traditional pooled investment. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares. Shares trade on the Exchange at market price that may be below, at or above the Fund’s NAV. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. In addition, trading in Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange “circuit breaker” rules. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged. In the event of an unscheduled market close for options contracts that reference a single stock, such as TSLA’s securities being halted or a market wide closure, settlement prices will be determined by the procedures of the listing exchange of the options contracts. As a result, the Fund could be adversely affected and be unable to implement its investment strategies in the event of an unscheduled closing.

Economic and Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in the Fund’s portfolio may underperform in comparison to securities in the general financial markets, a particular financial market, or other asset classes, due to a number of factors, including inflation (or expectations for inflation), deflation (or expectations for deflation), interest rates, global demand for particular products or resources, market instability, financial system instability, debt crises and downgrades, embargoes, tariffs, sanctions and other trade barriers, regulatory events, other governmental trade or market control programs and related geopolitical events. In addition, the value of the Fund’s investments may be negatively affected by the occurrence of global events such as war, terrorism, environmental disasters, natural disasters or events, country instability, and infectious disease epidemics or pandemics. The imposition by the U.S. of tariffs on goods imported from foreign countries and reciprocal tariffs levied on U.S. goods by those countries also may lead to volatility and instability in domestic and foreign markets.

High Portfolio Turnover Risk. The Fund may actively and frequently trade all or a significant portion of the Fund’s holdings. A high portfolio turnover rate increases transaction costs, which may increase the Fund’s expenses. Frequent trading may also cause adverse tax consequences for investors in the Fund due to an increase in short-term capital gains.

Inflation Risk. Inflation risk is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the present value of the Fund’s assets and distributions, if any, may decline.

Liquidity Risk. Some securities held by the Fund, including options contracts, may be difficult to sell or be illiquid, particularly during times of market turmoil. This risk is greater for the Fund as it will hold options contracts on a single security, and not a broader range of options contracts. Markets for securities or financial instruments could be disrupted by a number of events, including, but not limited to, an economic crisis, natural disasters, epidemics/pandemics, new legislation or regulatory changes inside or outside the United States. Illiquid securities may be difficult to value, especially in changing or volatile markets. If the Fund is forced to sell an illiquid security at an unfavorable time or price, the Fund may be adversely impacted. Certain market conditions or restrictions, such as market rules related to short sales, may prevent the Fund from limiting losses, realizing gains or achieving a high correlation with TSLA. There is no assurance that a security that is deemed liquid when purchased will continue to be liquid. Market illiquidity may cause losses for the Fund.

Money Market Instrument Risk. The Fund may use a variety of money market instruments for cash management purposes, including money market funds, depositary accounts and repurchase agreements. Repurchase agreements are contracts in which a seller of securities agrees to buy the securities back at a specified time and price. Repurchase agreements may be subject to market and credit risk related to the collateral securing the repurchase agreement. Money market instruments, including money market funds, may lose money through fees or other means.

Non-Diversification Risk. Because the Fund is “non-diversified,” it may invest a greater percentage of its assets in the securities of a single issuer or a smaller number of issuers than if it was a diversified fund. As a result, a decline in the value of an investment in a single issuer or a smaller number of issuers could cause the Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio. This may increase the Fund’s volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund’s performance.

Operational Risk. The Fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect the Fund’s ability to meet its investment objective. Although the Fund, and Adviser seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

Single Issuer Risk. Issuer-specific attributes may cause an investment in the Fund to be more volatile than a traditional pooled investment which diversifies risk or the market generally. The value of the Fund, which focuses on an individual security (TSLA), may be more volatile than a traditional pooled investment or the market as a whole and may perform differently from the value of a traditional pooled investment or the market as a whole.

Tax Risk. The Fund intends to elect and to qualify each year to be treated as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (“Code”). As a RIC, the Fund will not be subject to U.S. federal income tax on the portion of its net investment income and net capital gain that it distributes to Shareholders, provided that it satisfies certain requirements of the Code. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund’s taxable income will be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. To comply with the asset diversification test applicable to a RIC, the Fund will attempt to ensure that the value of options it holds is never 25% of the total value of Fund assets at the close of any quarter. If the Fund’s investments in options were to exceed 25% of the Fund’s total assets at the end of a tax quarter, the Fund, generally, has a grace period to cure such lack of compliance. If the Fund fails to timely cure, it may no longer be eligible to be treated as a RIC.

U.S. Government and U.S. Agency Obligations Risk. The Fund may invest in securities issued by the U.S. government or its agencies or instrumentalities. U.S. Government obligations include securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, such as the U.S. Treasury. Payment of principal and interest on U.S. Government obligations may be backed by the full faith and credit of the United States or may be backed solely by the issuing or guaranteeing agency or instrumentality itself. In the latter case, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, which agency or instrumentality may be privately owned. There can be no assurance that the U.S. Government would provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) where it is not obligated to do so.

Performance

The following performance information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance over time. The bar chart shows the annual returns for the Fund year over year. The table illustrates how the Fund’s average annual returns for the 1-year and since inception periods compare with those of a broad measure of market performance. The Fund’s past performance, before and after taxes, does not necessarily indicate how it will perform in the future. Updated performance information is available on the Fund’s website at www.yieldmaxetfs.com.

Calendar Year Ended December 31,

60%
50%
40%
30%
20%
10%
0%
50.24%
29.51%
14.17%
2023
2024
2025

During the period of time shown in the bar chart, the Fund’s highest quarterly return was 40.68% for the quarter ended March 31, 2023 and the lowest quarterly return was -32.22% for the quarter ended March 31, 2025.

Average Annual Total Returns

For the Periods Ended December 31, 2025

	1 Year	Since Inception November 22, 2022
Return Before Taxes	14.17%	16.96%
Return After Taxes on Distributions	5.04%	9.46%
Return After Taxes on Distributions and Sale of Fund Shares	7.31%	9.55%
S&P 500® Total Return Index (reflects no deduction for fees, expenses, or taxes)(1)	17.88%	20.57%

(1)	The S&P 500® Total Return Index is a free-float market capitalization-weighted index of 500 of the largest U.S. companies. The index is calculated on a total return basis with dividends reinvested.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period covered by the table above and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Shares through tax-deferred or other tax-advantaged arrangements such as an individual retirement account (“IRA”).

Management

Investment Adviser: Tidal Investments LLC (the “Adviser”) serves as investment adviser to the Fund.

Portfolio Managers:

The following individuals are jointly and primarily responsible for the day-to-day management of the Fund.

Jay Pestrichelli, Portfolio Manager for the Adviser, has been a portfolio manager of the Fund since its inception in 2022.

Scott Snyder, Portfolio Manager for the Adviser, has been a portfolio manager of the Fund since February of 2026.

Matt Brandt, Portfolio Manager for the Adviser, has been a portfolio manager of the Fund since February of 2026.

Purchase and Sale of Shares

The Fund issues and redeems Shares at NAV only in large blocks known as “Creation Units,” which only Authorized Participants (APs) (typically, broker-dealers) may purchase or redeem. The Fund generally issues and redeems Creation Units in exchange for a portfolio of securities (the “Deposit Securities”) and/or a designated amount of U.S. cash.

Shares are listed on the Exchange, and individual Shares may only be bought and sold in the secondary market through brokers at market prices, rather than NAV. Because Shares trade at market prices rather than NAV, Shares may trade at a price greater than NAV (premium) or less than NAV (discount).

An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Shares (the “bid” price) and the lowest price a seller is willing to accept for Shares (the “ask” price) when buying or selling Shares in the secondary market. This difference in bid and ask prices is often referred to as the “bid-ask spread.”

Information regarding the Fund’s NAV, market price, how often Shares traded on the Exchange at a premium or discount, and the median bid-ask spreads can be found on the Fund’s website at www.yieldmaxetfs.com.

Tax Information

Fund distributions are generally taxable as ordinary income, qualified dividend income, or capital gains (or a combination), unless an investment is in an individual retirement account (“IRA”) or other tax-advantaged account. Distributions on investments made through tax-deferred arrangements may be taxed later upon withdrawal of assets from those accounts.

Financial Intermediary Compensation

If you purchase Shares through a broker-dealer or other financial intermediary (such as a bank) (an “Intermediary”), the Adviser or its affiliates may pay Intermediaries for certain activities related to the Fund, including participation in activities that are designed to make Intermediaries more knowledgeable about exchange-traded products, including the Fund, or for other activities, such as marketing, educational training, or other initiatives related to the sale or promotion of Shares. These payments may create a conflict of interest by influencing the Intermediary and your salesperson to recommend the Fund over another investment. Any such arrangements do not result in increased Fund expenses. Ask your salesperson or visit the Intermediary’s website for more information.

YieldMax® XOM Option Income Strategy ETF - FUND SUMMARY

Investment Objective

The Fund’s primary investment objective is to seek current income. The Fund’s secondary investment objective is to seek exposure to the share price of the common stock of Exxon Mobil Corporation (“XOM”), subject to a limit on potential investment gains.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Annual Fund Operating Expenses(1) (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.99%
Distribution and Service (12b-1) Fees	None
Other Expenses (includes interest and tax expense)	0.18%
Total Annual Fund Operating Expenses	1.17%

(1)	The Fund’s investment adviser, Tidal Investments LLC (the “Adviser”), a Tidal Financial Group company, will pay, or require a sub-adviser to pay, all expenses incurred by the Fund (except for advisory fees and sub-advisory fees, as the case may be) excluding interest charges on any borrowings made for investment purposes, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the “1940 Act”), and litigation expenses and other non-routine or extraordinary expenses.

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem or hold all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example does not take into account brokerage commissions that you may pay on your purchases and sales of Shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$119	$372	$644	$1,420

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the expense example above, affect the Fund’s performance. During the most recent fiscal year ended October 31, 2025, the Fund’s portfolio turnover rate was 23% of the average value of its portfolio.

Principal Investment Strategies

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks current income while providing exposure to the share price (i.e., the price returns) of the Underlying Security, subject to participation in a portion of potential investment gains. The Fund will employ its investment strategy as it relates to the Underlying Security regardless of whether there are periods of adverse market, economic, or other conditions and will not take temporary defensive positions during such periods. As further described below, the Fund uses either a synthetic covered call strategy or a synthetic covered call spread strategy to seek to generate options premiums and provide indirect exposure to the share price returns of the Underlying Security, subject to participation in a portion of potential investment gains as a result of the nature of the options strategy it employs. That is, the Fund not only seeks to generate options premiums but also aims to derive gains when the value of the Underlying Security increases. The Fund’s options contracts provide:

●	indirect exposure to the share price returns of the Underlying Security,
●	option premiums, and
●	participation in a portion of gains, if any, of the share price returns of the Underlying Security.

For more information, see sections “The Fund’s Use of Underlying Security Option Contracts” and “Synthetic Covered Call Strategy” below.

Why invest in the Fund?

●	The Fund seeks to generate weekly cash distributions, which is not dependent on the price appreciation of the Underlying Security.
●	The Fund seeks to participate in a portion of the gains experienced by the Underlying Security.

That is, although the Fund may not fully participate in gains in the Underlying Security’s stock price, the Fund’s portfolio is designed to generate options premiums.

An Investment in the Fund is not an investment in the Underlying Security.

●	The Fund’s strategy will capture only a portion of its potential gains if the Underlying Security’s stock price increase in value.
●	The Fund’s strategy is subject to all potential losses if the Underlying Security’s stock price decrease in value, which may not be offset by the options premiums received by the Fund.
●	The Fund may from time to time invest directly in the Underlying Security.
●	Fund shareholders are not entitled to any Underlying Security dividends, except to the extent the Fund invests directly in the Underlying Security.

While the Fund seeks to provide current income pursuant to its investment objective, a portion (sometimes significant) of the Fund’s distributions may be classified as return of capital (“ROC”) for financial or tax reporting purposes. Generally speaking, ROC refers to the portion of a distribution from an investment that represents a return of the original investment (principal) rather than income or profit. Accordingly, such distributions do not necessarily reflect the Fund’s income or yield. See the prospectus section titled “Additional Information About the Funds” for more information about option premiums and ROC.

Additional information regarding the Underlying Security is also set forth below.

The Fund’s Use of Underlying Security Option Contracts

As part of the Fund’s synthetic covered call strategy and synthetic covered call spread strategy, the Fund will purchase and sell a combination of standardized exchange-traded and FLexible EXchange® (“FLEX”) call and put option contracts that are based on the value of the price returns of the Underlying Security.

●	In general, an option contract gives the purchaser of the option contract the right to purchase (for a call option) or sell (for a put option) the underlying asset (like shares of the Underlying Security) at a specified price (the “strike price”).
●	If exercised, an option contract obligates the seller to deliver shares (for a sold or “short” call) or buy shares (for a sold or “short” put) of the underlying asset at a specified price (the “strike price”).
●	Options contracts must be exercised or traded to close within a specified time frame, or they expire. See the chart in section “Fund Portfolio” below for a description of the option contracts utilized by the Fund.

Standardized exchange-traded options include standardized terms. FLEX options are also exchange-traded, but they allow for customizable terms (e.g., the strike price can be negotiated). For more information on FLEX options, see “Additional Information about the Funds – Exchange Traded Options Portfolio.”

The Fund’s options contracts are based on the value of the Underlying Security, which gives the Fund the right or obligation to receive or deliver shares of the Underlying Security on the expiration date of the applicable option contract in exchange for the stated strike price, depending on whether the option contract is a call option or a put option, and whether the Fund purchases or sells the option contract.

Covered Call Strategy

In seeking to achieve its investment objective, the Fund may implement a “synthetic covered call” and, to a lesser extent, a “traditional covered call” strategy using the standardized exchange-traded and FLEX options described above.

●	A traditional covered call strategy is an investment strategy where an investor (the Fund) sells a call option on an underlying security it owns.
●	A synthetic covered call strategy is similar to a traditional covered call strategy in that the investor sells a call option that is based on the value of the underlying security. However, in a synthetic covered call strategy, the investor (the Fund) does not own the underlying security, but rather seeks to synthetically replicate 100% of the price movements of the underlying security through the use of various investment instruments.

The Fund’s covered call strategies consists of the following three elements, each of which is described in greater detail farther below:

●	Direct or synthetic long exposure to the Underlying Security, which allows the Fund to seek to participate in the changes, up or down, in the price of shares of the Underlying Security.
●	Covered call writing (where the Underlying Security’s call options are sold against the synthetic long portion of the strategy), which allows the Fund to generate options premiums.
●	U.S. Treasuries, which are used for collateral for the options, and which generate income.

1.	Long Exposure (Synthetic or Direct)

Synthetic Long Exposure: To achieve a synthetic long exposure to the Underlying Security, the Fund will buy the Underlying Security’s call options and, simultaneously, sell the Underlying Security’s put options to try to replicate the price movements of the Underlying Security. The call options purchased by the Fund and the put options sold by the Fund will generally have one-month to six-month terms and strike prices that are approximately equal to the then-current share price of the Underlying Security at the time the contracts are purchased and sold, respectively. The combination of the long call options and sold put options provides the Fund with indirect investment exposure equal to approximately 100% of the Underlying Security for the duration of the applicable options exposure.

In addition, the Fund may use other instruments and transactions to gain synthetic exposure to the Underlying Security. For example, the Fund may enter into swap contracts that provide exposure to the Underlying Security. The Fund also may utilize additional options strategies, including purchasing call options that are “deep in the money” (i.e., the Underlying Security’s price is well above the strike price on the call option).

Direct Long Exposure: The Fund may directly hold equity securities of the Underlying Security.

2.	Covered Call Strategies

Covered Call Strategy

As part of its strategy, the Fund will write (sell) call option contracts on the Underlying Security to generate options premiums. These written call options will generally be sold short (i.e., selling a position it does not currently own). The Fund will seek to participate in the share price appreciation of the Underlying Security, if any. However, due to the nature of covered call strategies, the Fund’s participation may be subject to a cap (as described below). In this strategy, the call options written (sold) by the Fund will generally have 1- month or less expiration dates (the “Call Period”) and generally have a strike price that is approximately 0%-15% above the then-current share price of the Underlying Security.

It is important to note that the sale of the Underlying Security call option contracts will limit the Fund’s participation in the appreciation in the Underlying Security’s stock price. If the stock price of the Underlying Security increases, the above-referenced synthetic long exposure alone would allow the Fund to experience similar percentage gains. However, if the Underlying Security’s stock price appreciates beyond the strike price of one or more of the sold (short) call option contracts, the Fund will lose money on those short call positions, and the losses will, in turn, limit the upside return of the Fund’s synthetic long exposure. As a result, the Fund’s overall strategy (i.e., the combination of the synthetic long exposure to the Underlying Security and the sold (short) the Underlying Security call positions) will limit the Fund’s participation in gains in the Underlying Security’s stock price beyond a certain point.

Covered Call Spread Strategy

The Adviser will employ the Covered Call Spread Strategy when it believes it is a better strategy for the Fund as compared to the Covered Call Strategy. The Fund may write (sell) credit call spreads (described below) rather than stand-alone call option contracts to seek greater participation in the potential appreciation of its Underlying Security’s share price, while still generating net options premiums. The Adviser will primarily employ this covered call spread strategy when it believes that the share price of its Underlying Security is likely to rise significantly in the short term (e.g., following a substantial selloff or overall positive market news). Additionally, the Adviser may use this strategy in other scenarios (e.g., if the market is undervaluing further out-of-the-money options relative to near-the-money options), where it believes the use of credit call spreads may prove more advantageous to the Fund’s total return than the covered call strategy.

A credit call spread involves selling a call option while simultaneously buying a call option with a higher strike price, both with the same expiration date. By writing credit call spreads, the Fund can potentially offset losses incurred from its short call positions if the Underlying Security’s share price rises above the strike price.

3.	U.S. Treasuries

The Fund will hold short-term U.S. Treasury securities as collateral in connection with the Fund’s synthetic covered call strategy. The Fund may also invest in pooled vehicles (e.g., mutual funds and ETFs) that invest in U.S Treasuries.

The Fund intends to continuously maintain exposure to the Underlying Security, primarily through the use of options contracts. As the options contracts it holds are exercised or expire it may enter into new options contracts, a practice referred to as “rolling.” The Fund’s practice of rolling options may result in high portfolio turnover.

Fund’s Weekly Distributions

The Fund will seek to provide weekly cash distributions. The Fund will seek to generate such distributions in the following ways:

●	Writing (selling) call option contracts on its Underlying Security as described above to generate options premiums. A premium, in this context, refers to the price the option buyer pays to the option seller (the Fund) for the rights granted by the option. The amount of these premiums is largely affected by the fluctuations in the Underlying Security’s stock prices. However, other elements like interest rates can also influence the level of premiums.
●	Investing in short-term U.S. Treasury securities. The income generated by these securities will be influenced by interest rates at the time of investment.
●	In addition, the Fund’s use of the Covered Call Spread Strategy may occasionally allow it to capture a substantial portion of any significant increase in the price of its Underlying Security. When this happens, the Fund could receive profits exceeding the initial cost of the call options, and the Fund’s distributions may include some of those profits.

Fund’s Return Profile vs its Underlying Security

For the reasons stated above, the Fund’s performance will differ from that of the Underlying Security’s stock price. The performance differences will depend on, among other things, the price of the Underlying Security, changes in the value of the Underlying Security options contracts the Fund holds, and changes in the value of the U.S. Treasuries.

Fund Portfolio

Principal Holdings
Portfolio Holdings (All derivative instruments are based on the value of the Underlying Security)	Investment Terms	Expected Target Maturity
Purchased call option contracts

“at-the-money” (i.e., the strike price is equal to the then-current share price of the Underlying Security at the time of purchase) to provide indirect exposure to positive price returns of the Underlying Security.

If the Underlying Security share price increases, these options will generate corresponding increases to the Fund.

1-month to 6-month expiration dates
Sold put option contracts

“at-the-money” (i.e., the strike price is equal to the then-current share price of the Underlying Security at the time of sale).

They are sold to help pay for the purchased call options described above.

However, the sold put option contracts provide exposure to the full extent of any share price losses experienced by the Underlying Security.

1-month to 6-month expiration dates
Sold (short) call option contracts (Covered Call Strategy)

The strike price is approximately 0%-15% more than the then-current share price of the Underlying Security at the time of sale.

They generate options premiums. However, they also limit some potential positive returns that the Fund may have otherwise experienced from gains in the Underlying Security’s share price.

1-month or less expiration dates
Sold (short) call option contracts (Covered Call Spread Strategy)

The strike price is approximately 0%-15% more than the then-current share price of the Fund’s Underlying Security at the time of sale.

Sold call option contracts provide inverse exposure to the full extent of any increases in the value experienced by the Fund’s Underlying Security, minus the premium received.

1-month or less expiration dates
Purchased call option contracts (Covered Call Spread Strategy)

“out-of-the-money” (i.e., the strike price is above the strike price of the corresponding Covered Call Spread Strategy sold call).

Bought call option contracts provide exposure to the full extent of any increases in the value experienced by the Fund’s Underlying Security above the option’s strike price.

1-month or less expiration dates
Purchased call option contracts (Deep-in-the-money synthetic long exposure)	“Deep in the money” (i.e., the Underlying Security’s price is well above the strike price on the call option) to provide synthetic long exposure designed to closely track price movements of the Underlying Security. These options are expected to exhibit greater sensitivity to changes in the Underlying Security’s share price than out-of-the-money or at-the-money calls.	1-month to 6-month expiration dates
Swap contracts	The Fund may enter into swap contracts that provide exposure to the Underlying Security’s price movements (and/or total return), generally in exchange for a financing rate and/or other contractual payments. Swap contracts may be used as an alternative or supplement to options positions to obtain exposure to the Underlying Security.	13-month to 60-month terms
Equity securities of the Underlying Security (Direct holdings)	The Fund may purchase and hold shares of the Underlying Security to obtain direct exposure to the Underlying Security’s price movements and any distributions.	NA
U.S Treasury Securities and Cash

Multiple series of U.S. Treasury Bills supported by the full faith and credit of the U.S. government.

These instruments are used as collateral for the Fund’s derivative investments.

They will also generate income.

6-month to 2-year maturities

The market value of the cash and treasuries held by the Fund is generally expected to be between 25% and 100% of the Fund’s net assets and the market value of the options package is generally expected to be between 0% and 50% of the Fund’s net assets (though actual exposures may deviate from these ranges from time to time). In terms of notional value, the combination of these investment instruments provides indirect investment exposure to the Underlying Security equal to at least 95% of the Fund’s total assets.

Under normal circumstances, the Fund will invest at least 80% of its net assets, plus borrowings for investment purposes, in securities and financial instruments that provide indirect exposure to XOM.

The Fund is classified as “non-diversified” under the 1940 Act.

There is no guarantee that the Fund’s investment strategy will be properly implemented, and an investor may lose some or all of its investment.

Exxon Mobil Corporation (“XOM”)

XOM’s principal business involves exploration for, and production of, crude oil and natural gas; manufacture, trade, transport and sale of crude oil, natural gas, petroleum products, petrochemicals, and a wide variety of specialty products; and pursuit of lower-emission business opportunities including carbon capture and storage, hydrogen, and lower-emission fuels. XOM is listed on the New York Stock Exchange. Per XOM’s most recent Form 10-K filing, the aggregate market value of voting stock held by non-affiliates of XOM, as of the most recent available data at time of drafting this prospectus (June 28, 2024), was approximately $511 billion.

XOM is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the SEC by XOM pursuant to the Exchange Act can be located by reference to the SEC file number 1-2256 through the SEC’s website at www.sec.gov. In addition, information regarding XOM may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

This document relates only to the securities offered hereby and does not relate to XOM or other securities of XOM. The Fund has derived all disclosures contained in this document regarding XOM from the publicly available documents. None of the Fund, the Trust, the Adviser, or their respective affiliates has participated in the preparation of such publicly available offering documents or made any due diligence inquiry regarding such documents with respect to XOM. None of the Fund, the Trust, the Adviser, or their respective affiliates makes any representation that such publicly available documents or any other publicly available information regarding XOM is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date hereof (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of XOM (and therefore the price of the Fund at the time we price the securities) have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of or failure to disclose material future events concerning XOM could affect the value received with respect to the securities and therefore the value of the securities.

None of the Fund, the Trust, the Adviser, or their respective affiliates makes any representation to you as to the performance of XOM.

NONE OF THE FUND, TIDAL TRUST II, OR TIDAL INVESTMENTS LLC IS AFFILIATED, CONNECTED, OR ASSOCIATED WITH XOM. THE FUND WAS NOT DEVELOPED OR CREATED BY, AND IS NOT SPONSORED, ENDORSED, OR APPROVED BY, XOM.

Moreover, XOM has not participated in the development of the Fund’s investment strategy. XOM does not select or approve the Fund’s portfolio holdings, nor does it participate in the construction, design, or implementation of the Fund. XOM does not provide any assurances, guarantees, or representations regarding the Fund or its performance. Nothing herein shall be construed as an offer of any security by XOM.

None of the Fund, the Trust, the Adviser, or their respective affiliates claim any ownership interest in any trademarks owned by Exxon Mobil Corporation or XOM. All rights in the trademarks are reserved by their respective owners.

Due to the Fund’s investment strategy, the Fund’s investment exposure is concentrated in (or substantially exposed to) the same industry as that assigned to XOM. As of the date of the Prospectus, XOM is assigned to the oil, gas & consumable fuels industry.

Principal Investment Risks

The principal risks of investing in the Fund are summarized below. As with any investment, there is a risk that you could lose all or a portion of your investment in the Fund. Some or all of these risks may adversely affect the Fund’s net asset value (“NAV”) per share, trading price, yield, total return, and/or ability to meet its objective. For more information about the risks of investing in the Fund, see the section in the Fund’s Prospectus titled “Additional Information About the Funds—Principal Risks of Investing in the Funds.”

An investment in the Fund entails risk. The Fund may not achieve its investment objective and there is a risk that you could lose all of your money invested in the Fund. The Fund is not a complete investment program. It is important that investors closely review all of the risks listed below and understand them before making an investment in the Fund.

Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which they appear.

XOM Risk. The Fund invests in options contracts and swaps that are based on the value of XOM and may also invest directly in XOM. These investments in options contracts and swaps subject the Fund to certain of the same risks as if it owned shares of XOM, even though it may not; although at times the Fund may also hold shares of XOM directly. By virtue of these investments, the Fund may be subject to the following risks:

Indirect Investment in XOM Risk. XOM is not affiliated with the Trust, the Fund, the Adviser, or their respective affiliates and is not involved with this offering in any way and has no obligation to consider your Shares in taking any corporate actions that might affect the value of Shares. Investors in the Fund will not have voting rights and will not be able to influence management of XOM but will be exposed to the performance of XOM (the underlying stock). Except to the extent the Fund invests directly in XOM, investors in the Fund will not have rights to receive dividends or other distributions or any other rights with respect to the underlying stock but will be subject to declines in the performance of the underlying stock.

XOM Trading Risk. The trading price of XOM may be highly volatile and could continue to be subject to wide fluctuations in response to various factors. The stock market in general, and the market for technology companies in particular, has experienced extreme price and volume fluctuations that have often been unrelated or disproportionate to the operating performance of those companies. In particular, a large proportion of XOM may be traded by short sellers which may put pressure on the supply and demand for the common stock of XOM, further influencing volatility in its market price. Public perception and other factors outside of the control of XOM may additionally impact XOM’s stock price due to XOM garnering a disproportionate degree of public attention, regardless of actual operating performance. In addition, in the past, following periods of volatility in the overall market and the market price of a particular company’s securities, securities class action litigation has often been instituted against companies such as these. Moreover, stockholder litigation like this has been filed against XOM in the past. While XOM continues to defend such actions, any judgment against XOM, or any future stockholder litigation could result in substantial costs and a diversion of the management of XOM’s attention and resources. If XOM trading is halted, trading in Shares of the Fund may be impacted, either temporarily or indefinitely.

XOM Performance Risk. XOM may fail to meet its publicly announced guidelines or other expectations about its business, which could cause the price of XOM to decline. XOM provides guidance regarding its expected financial and business performance, such as projections regarding sales and production, as well as anticipated future revenues, gross margins, profitability and cash flows. Correctly identifying key factors affecting business conditions and predicting future events is inherently an uncertain process, and the guidance XOM provides may not ultimately be accurate and has in the past been inaccurate in certain respects, such as the timing of new product manufacturing ramps. The guidance is based on certain assumptions such as those relating to global and local economic conditions, anticipated production and sales volumes (which generally are not linear throughout a given period), average sales prices, supplier and commodity costs, and planned cost reductions. If XOM’s guidance is not accurate or varies from actual results due to its inability to meet the assumptions or the impact on its financial performance that could occur as a result of various risks and uncertainties, the market value of common stock issued by XOM could decline significantly.

Oil & Gas Industry Risk. The Oil & Gas industry includes companies engaged in oil and gas exploration and production (including integrated oil and gas exploration), oil and gas refining and marketing, oil and gas storage and transportation, and production and mining of coal and consumable fuels. The prices of the securities of companies in the Oil & Gas industry may fluctuate widely due to supply and demand for a specific product or service, the price of oil and gas, exploration and production spending, world events, and economic conditions. Natural disasters and changes in exchange rates and interest rates also may affect companies in the Oil & Gas Industry. In addition, the policies of the Organization of Petroleum Exporting Countries (“OPEC”), changes in relationships among OPEC members and between OPEC and oil-importing nations, the regulatory environment, taxation policies, and the economies of the key energy consuming countries also may affect the prices of the securities in the Oil & Gas industry. Legislative or regulatory changes and increased government supervision also may affect companies in the Oil & Gas industry.

Derivatives Risk. Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, or funds (including ETFs), interest rates or indexes. The Fund’s investments in derivatives may pose risks in addition to, and greater than, those associated with directly investing in securities or other ordinary investments, including risk related to the market, imperfect correlation with underlying investments or the Fund’s other portfolio holdings, higher price volatility, lack of availability, counterparty risk, liquidity, valuation and legal restrictions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The use of derivatives may result in larger losses or smaller gains than directly investing in securities. When the Fund uses derivatives, there may be an imperfect correlation between the value of XOM and the derivative, which may prevent the Fund from achieving its investment objective. Because derivatives often require only a limited initial investment, the use of derivatives may expose the Fund to losses in excess of those amounts initially invested. In addition, the Fund’s investments in derivatives are subject to the following risks:

Options Contracts. The use of options contracts involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, including the anticipated volatility, which are affected by fiscal and monetary policies and by national and international political, changes in the actual or implied volatility or the reference asset, the time remaining until the expiration of the option contract and economic events. For the Fund in particular, the value of the options contracts in which it invests is substantially influenced by the value of XOM. The Fund may experience substantial downside from specific option positions and certain option positions held by the Fund may expire worthless. The options held by the Fund are exercisable at the strike price on their expiration date. As an option approaches its expiration date, its value typically increasingly moves with the value of the underlying instrument. However, prior to such date, the value of an option generally does not increase or decrease at the same rate at the underlying instrument. There may at times be an imperfect correlation between the movement in the values of options contracts and the underlying instrument, and there may at times not be a liquid secondary market for certain options contracts. The value of the options held by the Fund will be determined based on market quotations or other recognized pricing methods. Additionally, as the Fund intends to continuously maintain indirect exposure to XOM through the use of options contracts, as the options contracts it holds are exercised or expire it will enter into new options contracts, a practice referred to as “rolling.” If the expiring options contracts do not generate proceeds enough to cover the cost of entering into new options contracts, the Fund may experience losses.

Swap Agreements Risk. The use of swap transactions is a highly specialized activity, which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Whether the Fund will be successful in using swap agreements to achieve its investment goal depends on the ability of the Adviser to structure such swap agreements in accordance with the Fund’s investment objective and to identify counterparties for those swap agreements. If the Adviser is unable to enter into swap agreements that provide leveraged exposure to the Underlying Security, the Fund may not meet its stated investment objective. Additionally, any financing, borrowing or other costs associated with using swap transactions may also have the effect of lowering the Fund’s return.

The swap agreements in which the Fund invests are generally traded in the over-the-counter market, which generally has less transparency than exchange-traded derivatives instruments. In a standard swap transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined reference assets or underlying securities or instruments. The gross return to be exchanged or swapped between the parties is calculated based on a notional amount or the return on or change in value of a particular dollar amount invested in a basket of securities.

If the Underlying Security has a dramatic move that causes a material decline in the Fund’s net assets, the terms of a swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the swap transaction with the Fund. In that event, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve exposure consistent with the Fund’s investment objective. This may prevent the Fund from achieving its objective, even if the Underlying Security later reverses all or a portion of its movement.

Counterparty Risk. The Fund is subject to counterparty risk by virtue of its investments in options contracts. Transactions in some types of derivatives, including options, are required to be centrally cleared (“cleared derivatives”). In a transaction involving cleared derivatives, the Fund’s counterparty is a clearing house rather than a bank or broker. Since the Fund is not a member of clearing houses and only members of a clearing house (“clearing members”) can participate directly in the clearing house, the Fund will hold cleared derivatives through accounts at clearing members. In cleared derivatives positions, the Fund will make payments (including margin payments) to and receive payments from a clearing house through their accounts at clearing members. Customer funds held at a clearing organization in connection with any options contracts are held in a commingled omnibus account and are not identified to the name of the clearing member’s individual customers. As a result, assets deposited by the Fund with any clearing member as margin for options may, in certain circumstances, be used to satisfy losses of other clients of the Fund’s clearing member. In addition, although clearing members guarantee performance of their clients’ obligations to the clearing house, there is a risk that the assets of the Fund might not be fully protected in the event of the clearing member’s bankruptcy, as the Fund would be limited to recovering only a pro rata share of all available funds segregated on behalf of the clearing member’s customers for the relevant account class. The Fund is also subject to the risk that a limited number of clearing members are willing to transact on the Fund’s behalf, which heightens the risks associated with a clearing member’s default. This risk is greater for the Fund as it seeks to hold options contracts on a single security, and not a broader range of options contracts, which may limit the number of clearing members that are willing to transact on the Fund’s behalf. If a clearing member defaults the Fund could lose some or all of the benefits of a transaction entered into by the Fund with the clearing member. If the Fund cannot find a clearing member to transact with on the Fund’s behalf, the Fund may be unable to effectively implement its investment strategy.

Price Participation Risk. The Fund employs an investment strategy that includes the sale of call option contracts, which limits the degree to which the Fund will participate in increases in value experienced by XOM over the Call Period. This means that if XOM experiences an increase in value above the strike price of the sold call options during a Call Period, the Fund will likely not experience that increase to the same extent and may significantly underperform XOM over the Call Period. Additionally, because the Fund is limited in the degree to which it will participate in increases in value experienced by XOM over each Call Period, but has full exposure to any decreases in value experienced by XOM over the Call Period, the NAV of the Fund may decrease over any given time period. The Fund’s NAV is dependent on the value of each options portfolio, which is based principally upon the performance of XOM. The degree of participation in XOM gains the Fund will experience will depend on prevailing market conditions, especially market volatility, at the time the Fund enters into the sold call option contracts and will vary from Call Period to Call Period. The value of the options contracts is affected by changes in the value and dividend rates of XOM, changes in interest rates, changes in the actual or perceived volatility of XOM and the remaining time to the options’ expiration, as well as trading conditions in the options market. As the price of XOM changes and time moves towards the expiration of each Call Period, the value of the options contracts, and therefore the Fund’s NAV, will change. However, it is not expected for the Fund’s NAV to directly correlate on a day-to-day basis with the returns of XOM. The amount of time remaining until the options contract’s expiration date affects the impact of the potential options premiums on the Fund’s NAV, which may not be in full effect until the expiration date of the Fund’s options contracts. Therefore, while changes in the price of the XOM will result in changes to the Fund’s NAV, the Fund generally anticipates that the rate of change in the Fund’s NAV will be different than that experienced by XOM.

Equity Market Risk. The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual issuers, industries or the stock market as a whole. In addition, equity markets tend to move in cycles which may cause stock prices to fall over a short and extended periods of time. In a declining stock market, stock prices for all companies may decline, regardless of their long-term prospects.

Distribution Risk. The Fund seeks to provide weekly cash distributions. There is no assurance that the Fund will make a distribution in any given week. If the Fund does make distributions, the amounts of such distributions will likely vary greatly from one distribution to the next. Additionally, the weekly distributions, if any, may consist of returns of capital, which would decrease the Fund’s NAV and trading price over time. As a result, an investor may suffer significant losses to their investment. In addition, while the underlying stock may pay dividends, the Fund’s returns will not include any dividends paid by the underlying stock (except to the extent the Fund invests directly in XOM), and any income generated by the Fund may be less than the income generated by a direct investment in the underlying stock.

NAV Erosion Risk Due to Distributions. When the Fund makes a distribution, the Fund’s NAV will typically drop by the amount of the distribution on the related ex-dividend date. The repeated payment of distributions by the Fund, if any, may significantly erode the Fund’s NAV and trading price over time. As a result, an investor may suffer significant losses to their investment.

Call Strategy Risks. The path dependency (i.e., the continued use) of the Fund’s call writing strategy will impact the extent that the Fund participates in the positive price returns of XOM and, in turn, the Fund’s returns, both during the term of the sold call options and over longer time periods. If, for example, each month the Fund were to sell 7% out-of-the-money call options having a one-month term, the Fund’s participation in the positive price returns of XOM will be capped at 7% in any given month. However, over a longer period (e.g., 5 months), the Fund should not be expected to participate fully in the first 35% (i.e., 5 months x 7%) of the positive price returns of XOM, or the Fund may even lose money, even if the XOM share price has appreciated by at least that much over such period, if during any month over that period XOM had a return less than 7%. This example illustrates that both the Fund’s participation in the positive price returns of XOM and its returns will depend not only on the price of XOM but also on the path that XOM takes over time.

Additionally, when implementing the Covered Call Spread Strategy, the use of credit call spreads introduces further complexities and risks. While purchasing a higher-strike call option limits potential losses from the short call position, it also reduces the net premium received, which may result in lower overall returns compared to a stand-alone covered call strategy. If the price of the Underlying Security rises rapidly, the call spread may still cap upside participation, leading to missed profit opportunities. Furthermore, market conditions, such as mispricing between near-the-money and further out-of-the-money options, may impact the effectiveness of the strategy, potentially resulting in lower-than-expected returns or increased losses. The relative pricing of options at different strike levels can vary due to volatility shifts, liquidity constraints, or other market dynamics, adding an additional layer of uncertainty to the Fund’s performance under this strategy.

ETF Risks.

Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that are authorized to purchase and redeem Shares directly from the Fund (known as “Authorized Participants” or “APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services; or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

Cash Redemption Risk. The Fund’s investment strategy may require it to redeem Shares for cash or to otherwise include cash as part of its redemption proceeds. For example, the Fund may not be able to redeem in-kind certain securities held by the Fund (e.g., derivative instruments). In such a case, the Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used. By paying out higher annual capital gain distributions, investors may be subjected to increased capital gains taxes. Additionally, there may be brokerage costs or taxable gains or losses that may be imposed on the Fund in connection with a cash redemption that may not have occurred if the Fund had made a redemption in-kind. These costs could decrease the value of the Fund to the extent they are not offset by a transaction fee payable by an AP.

Costs of Buying or Selling Shares. Buying or selling Shares involves certain costs, including brokerage commissions, other charges imposed by brokers, and bid-ask spreads. The bid-ask spread represents the difference between the price at which an investor is willing to buy Shares and the price at which an investor is willing to sell Shares. The spread varies over time based on the Shares’ trading volume and market liquidity. The spread is generally lower if Shares have more trading volume and market liquidity and higher if Shares have little trading volume and market liquidity. Due to the costs of buying or selling Shares, frequent trading of Shares may reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

Management Risk. The Fund is subject to management risk because it is an actively managed portfolio. In managing the Fund’s investment portfolio, the portfolio managers will apply investment techniques and risk analyses that may not produce the desired result. There can be no guarantee that the Fund will meet its investment objective.

Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant.

Trading. Although Shares are listed on a national securities exchange, such as NYSE Arca, Inc. (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that an active trading market for the Shares will develop or be maintained or that the Shares will trade with any volume, or at all, on any stock exchange. This risk may be greater for the Fund as it seeks to have exposure to a single underlying stock as opposed to a more diverse portfolio like a traditional pooled investment. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares. Shares trade on the Exchange at a market price that may be below, at or above the Fund’s NAV. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. In addition, trading in Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange “circuit breaker” rules. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged. In the event of an unscheduled market close for options contracts that reference a single stock, such as XOM’s securities being halted or a market wide closure, settlement prices will be determined by the procedures of the listing exchange of the options contracts. As a result, the Fund could be adversely affected and be unable to implement its investment strategies in the event of an unscheduled closing.

Economic and Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in the Fund’s portfolio may underperform in comparison to securities in the general financial markets, a particular financial market, or other asset classes, due to a number of factors, including inflation (or expectations for inflation), deflation (or expectations for deflation), interest rates, global demand for particular products or resources, market instability, financial system instability, debt crises and downgrades, embargoes, tariffs, sanctions and other trade barriers, regulatory events, other governmental trade or market control programs and related geopolitical events. In addition, the value of the Fund’s investments may be negatively affected by the occurrence of global events such as war, terrorism, environmental disasters, natural disasters or events, country instability, and infectious disease epidemics or pandemics. The imposition by the U.S. of tariffs on goods imported from foreign countries and reciprocal tariffs levied on U.S. goods by those countries also may lead to volatility and instability in domestic and foreign markets.

High Portfolio Turnover Risk. The Fund may actively and frequently trade all or a significant portion of the Fund’s holdings. A high portfolio turnover rate increases transaction costs, which may increase the Fund’s expenses. Frequent trading may also cause adverse tax consequences for investors in the Fund due to an increase in short-term capital gains.

Inflation Risk. Inflation risk is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the present value of the Fund’s assets and distributions, if any, may decline.

Liquidity Risk. Some securities held by the Fund, including options contracts, may be difficult to sell or be illiquid, particularly during times of market turmoil. This risk is greater for the Fund as it will hold options contracts on a single security, and not a broader range of options contracts. Markets for securities or financial instruments could be disrupted by a number of events, including, but not limited to, an economic crisis, natural disasters, epidemics/pandemics, new legislation or regulatory changes inside or outside the United States. Illiquid securities may be difficult to value, especially in changing or volatile markets. If the Fund is forced to sell an illiquid security at an unfavorable time or price, the Fund may be adversely impacted. Certain market conditions or restrictions, such as market rules related to short sales, may prevent the Fund from limiting losses, realizing gains or achieving a high correlation with XOM. There is no assurance that a security that is deemed liquid when purchased will continue to be liquid. Market illiquidity may cause losses for the Fund.

Money Market Instrument Risk. The Fund may use a variety of money market instruments for cash management purposes, including money market funds, depositary accounts and repurchase agreements. Repurchase agreements are contracts in which a seller of securities agrees to buy the securities back at a specified time and price. Repurchase agreements may be subject to market and credit risk related to the collateral securing the repurchase agreement. Money market instruments, including money market funds, may lose money through fees or other means.

Non-Diversification Risk. Because the Fund is “non-diversified,” it may invest a greater percentage of its assets in the securities of a single issuer or a smaller number of issuers than if it was a diversified fund. As a result, a decline in the value of an investment in a single issuer or a smaller number of issuers could cause the Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio. This may increase the Fund’s volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund’s performance.

Operational Risk. The Fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect the Fund’s ability to meet its investment objective. Although the Fund, and Adviser seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

Single Issuer Risk. Issuer-specific attributes may cause an investment in the Fund to be more volatile than a traditional pooled investment which diversifies risk or the market generally. The value of the Fund, which focuses on an individual security (XOM), may be more volatile than a traditional pooled investment or the market as a whole and may perform differently from the value of a traditional pooled investment or the market as a whole.

Tax Risk. The Fund intends to elect and to qualify each year to be treated as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (“Code”). As a RIC, the Fund will not be subject to U.S. federal income tax on the portion of its net investment income and net capital gain that it distributes to Shareholders, provided that it satisfies certain requirements of the Code. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund’s taxable income will be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. To comply with the asset diversification test applicable to a RIC, the Fund will attempt to ensure that the value of options it holds is never 25% of the total value of Fund assets at the close of any quarter. If the Fund’s investments in options were to exceed 25% of the Fund’s total assets at the end of a tax quarter, the Fund, generally, has a grace period to cure such lack of compliance. If the Fund fails to timely cure, it may no longer be eligible to be treated as a RIC.

U.S. Government and U.S. Agency Obligations Risk. The Fund may invest in securities issued by the U.S. government or its agencies or instrumentalities. U.S. Government obligations include securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, such as the U.S. Treasury. Payment of principal and interest on U.S. Government obligations may be backed by the full faith and credit of the United States or may be backed solely by the issuing or guaranteeing agency or instrumentality itself. In the latter case, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, which agency or instrumentality may be privately owned. There can be no assurance that the U.S. Government would provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) where it is not obligated to do so.

Performance

The following performance information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance over time. The following bar chart shows the Fund’s annual returns. The table illustrates how the Fund’s average annual returns for the 1-year and since inception periods compare with those of a broad measure of market performance. Although past performance of the Fund is no guarantee of how it will perform in the future, historical performance may give you some indication of the risks of investing in the Fund. Updated performance information is available on the Fund’s website at www.yieldmaxetfs.com.

Calendar Year Ended December 31,

During the period of time shown in the bar chart, the Fund’s highest quarterly return was 10.55% for the quarter ended March 31, 2024 and the lowest quarterly return was -9.62% for the quarter ended June 30, 2025.

Average Annual Total Returns

For the Periods Ended December 31, 2025

	1 Year	Since Inception August 30, 2023
Return Before Taxes	7.01%	1.53%
Return After Taxes on Distributions	7.01%	-1.37%
Return After Taxes on Distributions and Sale of Fund Shares	4.15%	-0.09%
S&P 500® Total Return Index (reflects no deduction for fees, expenses, or taxes)(1)	17.88%	21.14%

(1)	The S&P 500® Total Return Index is a free-float market capitalization-weighted index of 500 of the largest U.S. companies. The index is calculated on a total return basis with dividends reinvested.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period covered by the table above and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Shares through tax-deferred or other tax-advantaged arrangements such as an individual retirement account (“IRA”).

Management

Investment Adviser: Tidal Investments LLC (the “Adviser”) serves as investment adviser to the Fund.

Portfolio Managers:

The following individuals are jointly and primarily responsible for the day-to-day management of the Fund.

Jay Pestrichelli, Portfolio Manager for the Adviser, has been a portfolio manager of the Fund since its inception in 2023.

Scott Snyder, Portfolio Manager for the Adviser, has been a portfolio manager of the Fund since February of 2026.

Matt Brandt, Portfolio Manager for the Adviser, has been a portfolio manager of the Fund since February of 2026.

Purchase and Sale of Shares

The Fund issues and redeems Shares at NAV only in large blocks known as “Creation Units,” which only Authorized Participants (APs) (typically, broker-dealers) may purchase or redeem. The Fund generally issues and redeems Creation Units in exchange for a portfolio of securities (the “Deposit Securities”) and/or a designated amount of U.S. cash.

Shares are listed on the Exchange, and individual Shares may only be bought and sold in the secondary market through brokers at market prices, rather than NAV. Because Shares trade at market prices rather than NAV, Shares may trade at a price greater than NAV (premium) or less than NAV (discount).

An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Shares (the “bid” price) and the lowest price a seller is willing to accept for Shares (the “ask” price) when buying or selling Shares in the secondary market. This difference in bid and ask prices is often referred to as the “bid-ask spread.”

Information regarding the Fund’s NAV, market price, how often Shares traded on the Exchange at a premium or discount, and the median bid-ask spreads can be found on the Fund’s website at www.yieldmaxetfs.com.

Tax Information

Fund distributions are generally taxable as ordinary income, qualified dividend income, or capital gains (or a combination), unless an investment is in an individual retirement account (“IRA”) or other tax-advantaged account. Distributions on investments made through tax-deferred arrangements may be taxed later upon withdrawal of assets from those accounts.

Financial Intermediary Compensation

If you purchase Shares through a broker-dealer or other financial intermediary (such as a bank) (an “Intermediary”), the Adviser or its affiliates may pay Intermediaries for certain activities related to the Fund, including participation in activities that are designed to make Intermediaries more knowledgeable about exchange-traded products, including the Fund, or for other activities, such as marketing, educational training, or other initiatives related to the sale or promotion of Shares. These payments may create a conflict of interest by influencing the Intermediary and your salesperson to recommend the Fund over another investment. Any such arrangements do not result in increased Fund expenses. Ask your salesperson or visit the Intermediary’s website for more information.

YieldMax® ZM Option Income Strategy ETF - FUND SUMMARY

Investment Objective

The Fund’s primary investment objective is to seek current income. The Fund’s secondary investment objective is to seek exposure to the share price of the common stock of Zoom Communications, Inc. (“ZM” or “Underlying Security”), subject to a limit on potential investment gains.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Annual Fund Operating Expenses(1) (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.99%
Distribution and Service (12b-1) Fees	None
Other Expenses(2)	0.00%
Total Annual Fund Operating Expenses	0.99%

(1)	The Fund’s investment adviser, Tidal Investments LLC (the “Adviser”), a Tidal Financial Group company, will pay, or require a sub-adviser to pay, all expenses incurred by the Fund (except for advisory fees and sub-advisory fees, as the case may be) excluding interest charges on any borrowings made for investment purposes, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the “1940 Act”), and litigation expenses and other non-routine or extraordinary expenses.

(2)	Based on estimated amounts for the current fiscal year.

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem or hold all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example does not take into account brokerage commissions that you may pay on your purchases and sales of Shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$101	$315

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the expense example above, affect the Fund’s performance. Because the Fund has not commenced operations as of the date of this Prospectus, portfolio turnover information is not yet available.

Principal Investment Strategies

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks current income while providing exposure to the share price (i.e., the price returns) of the Underlying Security, subject to participation in a portion of potential investment gains. The Fund will employ its investment strategy as it relates to the Underlying Security regardless of whether there are periods of adverse market, economic, or other conditions and will not take temporary defensive positions during such periods. As further described below, the Fund uses either a synthetic covered call strategy or a synthetic covered call spread strategy to seek to generate options premiums and provide indirect exposure to the share price returns of the Underlying Security, subject to participation in a portion of potential investment gains as a result of the nature of the options strategy it employs. That is, the Fund not only seeks to generate options premiums but also aims to derive gains when the value of the Underlying Security increases. The Fund’s options contracts provide:

●	indirect exposure to the share price returns of the Underlying Security,
●	option premiums, and
●	participation in a portion of gains, if any, of the share price returns of the Underlying Security.

For more information, see sections “The Fund’s Use of Underlying Security Option Contracts” and “Synthetic Covered Call Strategy” below.

Why invest in the Fund?

●	The Fund seeks to generate weekly cash distributions, which is not dependent on the price appreciation of the Underlying Security.
●	The Fund seeks to participate in a portion of the gains experienced by the Underlying Security.

That is, although the Fund may not fully participate in gains in the Underlying Security’s stock price, the Fund’s portfolio is designed to generate options premiums.

An Investment in the Fund is not an investment in the Underlying Security.

●	The Fund’s strategy will capture only a portion of its potential gains if the Underlying Security’s stock price increase in value.
●	The Fund’s strategy is subject to all potential losses if the Underlying Security’s stock price decrease in value, which may not be offset by the options premiums received by the Fund.
●	The Fund may from time to time invest directly in the Underlying Security.
●	Fund shareholders are not entitled to any Underlying Security dividends, except to the extent the Fund invests directly in the Underlying Security.

While the Fund seeks to provide current income pursuant to its investment objective, a portion (sometimes significant) of the Fund’s distributions may be classified as return of capital (“ROC”) for financial or tax reporting purposes. Generally speaking, ROC refers to the portion of a distribution from an investment that represents a return of the original investment (principal) rather than income or profit. Accordingly, such distributions do not necessarily reflect the Fund’s income or yield. See the prospectus section titled “Additional Information About the Funds” for more information about option premiums and ROC.

Additional information regarding the Underlying Security is also set forth below.

The Fund’s Use of Underlying Security Option Contracts

As part of the Fund’s synthetic covered call strategy and synthetic covered call spread strategy, the Fund will purchase and sell a combination of standardized exchange-traded and FLexible EXchange® (“FLEX”) call and put option contracts that are based on the value of the price returns of the Underlying Security.

●	In general, an option contract gives the purchaser of the option contract the right to purchase (for a call option) or sell (for a put option) the underlying asset (like shares of the Underlying Security) at a specified price (the “strike price”).
●	If exercised, an option contract obligates the seller to deliver shares (for a sold or “short” call) or buy shares (for a sold or “short” put) of the underlying asset at a specified price (the “strike price”).
●	Options contracts must be exercised or traded to close within a specified time frame, or they expire. See the chart in section “Fund Portfolio” below for a description of the option contracts utilized by the Fund.

Standardized exchange-traded options include standardized terms. FLEX options are also exchange-traded, but they allow for customizable terms (e.g., the strike price can be negotiated). For more information on FLEX options, see “Additional Information about the Funds – Exchange Traded Options Portfolio.”

The Fund’s options contracts are based on the value of the Underlying Security, which gives the Fund the right or obligation to receive or deliver shares of the Underlying Security on the expiration date of the applicable option contract in exchange for the stated strike price, depending on whether the option contract is a call option or a put option, and whether the Fund purchases or sells the option contract.

Covered Call Strategy

In seeking to achieve its investment objective, the Fund may implement a “synthetic covered call” and, to a lesser extent, a “traditional covered call” strategy using the standardized exchange-traded and FLEX options described above.

●	A traditional covered call strategy is an investment strategy where an investor (the Fund) sells a call option on an underlying security it owns.
●	A synthetic covered call strategy is similar to a traditional covered call strategy in that the investor sells a call option that is based on the value of the underlying security. However, in a synthetic covered call strategy, the investor (the Fund) does not own the underlying security, but rather seeks to synthetically replicate 100% of the price movements of the underlying security through the use of various investment instruments.

The Fund’s covered call strategies consists of the following three elements, each of which is described in greater detail farther below:

●	Direct or synthetic long exposure to the Underlying Security, which allows the Fund to seek to participate in the changes, up or down, in the price of shares of the Underlying Security.
●	Covered call writing (where the Underlying Security’s call options are sold against the synthetic long portion of the strategy), which allows the Fund to generate options premiums.
●	U.S. Treasuries, which are used for collateral for the options, and which generate income.

1.	Long Exposure (Synthetic or Direct)

Synthetic Long Exposure: To achieve a synthetic long exposure to the Underlying Security, the Fund will buy the Underlying Security’s call options and, simultaneously, sell the Underlying Security’s put options to try to replicate the price movements of the Underlying Security. The call options purchased by the Fund and the put options sold by the Fund will generally have one-month to six-month terms and strike prices that are approximately equal to the then-current share price of the Underlying Security at the time the contracts are purchased and sold, respectively. The combination of the long call options and sold put options provides the Fund with indirect investment exposure equal to approximately 100% of the Underlying Security for the duration of the applicable options exposure.

In addition, the Fund may use other instruments and transactions to gain synthetic exposure to the Underlying Security. For example, the Fund may enter into swap contracts that provide exposure to the Underlying Security. The Fund also may utilize additional options strategies, including purchasing call options that are “deep in the money” (i.e., the Underlying Security’s price is well above the strike price on the call option).

Direct Long Exposure: The Fund may directly hold equity securities of the Underlying Security.

2.	Covered Call Strategies

Covered Call Strategy

As part of its strategy, the Fund will write (sell) call option contracts on the Underlying Security to generate options premiums. These written call options will generally be sold short (i.e., selling a position it does not currently own). The Fund will seek to participate in the share price appreciation of the Underlying Security, if any. However, due to the nature of covered call strategies, the Fund’s participation may be subject to a cap (as described below). In this strategy, the call options written (sold) by the Fund will generally have 1- month or less expiration dates (the “Call Period”) and generally have a strike price that is approximately 0%-15% above the then-current share price of the Underlying Security.

It is important to note that the sale of the Underlying Security call option contracts will limit the Fund’s participation in the appreciation in the Underlying Security’s stock price. If the stock price of the Underlying Security increases, the above-referenced synthetic long exposure alone would allow the Fund to experience similar percentage gains. However, if the Underlying Security’s stock price appreciates beyond the strike price of one or more of the sold (short) call option contracts, the Fund will lose money on those short call positions, and the losses will, in turn, limit the upside return of the Fund’s synthetic long exposure. As a result, the Fund’s overall strategy (i.e., the combination of the synthetic long exposure to the Underlying Security and the sold (short) the Underlying Security call positions) will limit the Fund’s participation in gains in the Underlying Security’s stock price beyond a certain point.

Covered Call Spread Strategy

The Adviser will employ the Covered Call Spread Strategy when it believes it is a better strategy for the Fund as compared to the Covered Call Strategy. The Fund may write (sell) credit call spreads (described below) rather than stand-alone call option contracts to seek greater participation in the potential appreciation of its Underlying Security’s share price, while still generating net options premiums. The Adviser will primarily employ this covered call spread strategy when it believes that the share price of its Underlying Security is likely to rise significantly in the short term (e.g., following a substantial selloff or overall positive market news). Additionally, the Adviser may use this strategy in other scenarios (e.g., if the market is undervaluing further out-of-the-money options relative to near-the-money options), where it believes the use of credit call spreads may prove more advantageous to the Fund’s total return than the covered call strategy.

A credit call spread involves selling a call option while simultaneously buying a call option with a higher strike price, both with the same expiration date. By writing credit call spreads, the Fund can potentially offset losses incurred from its short call positions if the Underlying Security’s share price rises above the strike price.

3.	U.S. Treasuries

The Fund will hold short-term U.S. Treasury securities as collateral in connection with the Fund’s synthetic covered call strategy. The Fund may also invest in pooled vehicles (e.g., mutual funds and ETFs) that invest in U.S Treasuries.

The Fund intends to continuously maintain exposure to the Underlying Security, primarily through the use of options contracts. As the options contracts it holds are exercised or expire it may enter into new options contracts, a practice referred to as “rolling.” The Fund’s practice of rolling options may result in high portfolio turnover.

Fund’s Weekly Distributions

The Fund will seek to provide weekly cash distributions. The Fund will seek to generate such distributions in the following ways:

●	Writing (selling) call option contracts on its Underlying Security as described above to generate options premiums. A premium, in this context, refers to the price the option buyer pays to the option seller (the Fund) for the rights granted by the option. The amount of these premiums is largely affected by the fluctuations in the Underlying Security’s stock prices. However, other elements like interest rates can also influence the level of premiums.
●	Investing in short-term U.S. Treasury securities. The income generated by these securities will be influenced by interest rates at the time of investment.
●	In addition, the Fund’s use of the Covered Call Spread Strategy may occasionally allow it to capture a substantial portion of any significant increase in the price of its Underlying Security. When this happens, the Fund could receive profits exceeding the initial cost of the call options, and the Fund’s distributions may include some of those profits.

Fund’s Return Profile vs its Underlying Security

For the reasons stated above, the Fund’s performance will differ from that of the Underlying Security’s stock price. The performance differences will depend on, among other things, the price of the Underlying Security, changes in the value of the Underlying Security options contracts the Fund holds, and changes in the value of the U.S. Treasuries.

Fund Portfolio

Principal Holdings
Portfolio Holdings (All derivative instruments are based on the value of the Underlying Security)	Investment Terms	Expected Target Maturity
Purchased call option contracts

“at-the-money” (i.e., the strike price is equal to the then-current share price of the Underlying Security at the time of purchase) to provide indirect exposure to positive price returns of the Underlying Security.

If the Underlying Security share price increases, these options will generate corresponding increases to the Fund.

1-month to 6-month expiration dates
Sold put option contracts

“at-the-money” (i.e., the strike price is equal to the then-current share price of the Underlying Security at the time of sale).

They are sold to help pay for the purchased call options described above.

However, the sold put option contracts provide exposure to the full extent of any share price losses experienced by the Underlying Security.

1-month to 6-month expiration dates
Sold (short) call option contracts (Covered Call Strategy)

The strike price is approximately 0%-15% more than the then-current share price of the Underlying Security at the time of sale.

They generate options premiums. However, they also limit some potential positive returns that the Fund may have otherwise experienced from gains in the Underlying Security’s share price.

1-month or less expiration dates
Sold (short) call option contracts (Covered Call Spread Strategy)

The strike price is approximately 0%-15% more than the then-current share price of the Fund’s Underlying Security at the time of sale.

Sold call option contracts provide inverse exposure to the full extent of any increases in the value experienced by the Fund’s Underlying Security, minus the premium received.

1-month or less expiration dates
Purchased call option contracts (Covered Call Spread Strategy)

“out-of-the-money” (i.e., the strike price is above the strike price of the corresponding Covered Call Spread Strategy sold call).

Bought call option contracts provide exposure to the full extent of any increases in the value experienced by the Fund’s Underlying Security above the option’s strike price.

1-month or less expiration dates
Purchased call option contracts (Deep-in-the-money synthetic long exposure)	“Deep in the money” (i.e., the Underlying Security’s price is well above the strike price on the call option) to provide synthetic long exposure designed to closely track price movements of the Underlying Security. These options are expected to exhibit greater sensitivity to changes in the Underlying Security’s share price than out-of-the-money or at-the-money calls.	1-month to 6-month expiration dates
Swap contracts	The Fund may enter into swap contracts that provide exposure to the Underlying Security’s price movements (and/or total return), generally in exchange for a financing rate and/or other contractual payments. Swap contracts may be used as an alternative or supplement to options positions to obtain exposure to the Underlying Security.	13-month to 60-month terms
Equity securities of the Underlying Security (Direct holdings)	The Fund may purchase and hold shares of the Underlying Security to obtain direct exposure to the Underlying Security’s price movements and any distributions.	NA
U.S Treasury Securities and Cash

Multiple series of U.S. Treasury Bills supported by the full faith and credit of the U.S. government.

These instruments are used as collateral for the Fund’s derivative investments.

They will also generate income.

6-month to 2-year maturities

The market value of the cash and treasuries held by the Fund is generally expected to be between 25% and 100% of the Fund’s net assets and the market value of the options package is generally expected to be between 0% and 50% of the Fund’s net assets (though actual exposures may deviate from these ranges from time to time). In terms of notional value, the combination of these investment instruments provides indirect investment exposure to the Underlying Security equal to at least 95% of the Fund’s total assets.

Under normal circumstances, the Fund will invest at least 80% of its net assets, plus borrowings for investment purposes, in securities and financial instruments that provide indirect exposure to ZM.

The Fund is classified as “non-diversified” under the 1940 Act.

There is no guarantee that the Fund’s investment strategy will be properly implemented, and an investor may lose some or all of its investment.

Zoom Communications, Inc. (“ZM”)

ZM provides a global video communications platform. ZM is listed on The NASDAQ Global Select Market. Per ZM’s most recent Form 10-K filing, the aggregate market value of ZM’s Class A common stock, as of the most recent available data at time of drafting this prospectus (July 31, 2024), held by its non-affiliates, was approximately $15.8 billion  .

ZM is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the SEC by ZM pursuant to the Exchange Act can be located by reference to the SEC file number 001-38865 through the SEC’s website at www.sec.gov. In addition, information regarding ZM may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

This document relates only to the securities offered hereby and does not relate to ZM or other securities of ZM. The Fund has derived all disclosures contained in this document regarding ZM from publicly available documents. None of the Fund, the Trust, the Adviser, or their respective affiliates has participated in the preparation of such publicly available offering documents or made any due diligence inquiry regarding such documents with respect to ZM. None of the Fund, the Trust, the Adviser, or their respective affiliates makes any representation that such publicly available documents or any other publicly available information regarding ZM is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date hereof (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of ZM (and therefore the price of the Fund at the time we price the securities) have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of or failure to disclose material future events concerning ZM could affect the value received with respect to the securities and therefore the value of the securities.

None of the Fund, the Trust, the Adviser, or their respective affiliates makes any representation to you as to the performance of ZM.

NONE OF THE FUND, TIDAL TRUST II, OR TIDAL INVESTMENTS LLC IS AFFILIATED, CONNECTED, OR ASSOCIATED WITH ZM. THE FUND WAS NOT DEVELOPED OR CREATED BY, AND IS NOT SPONSORED, ENDORSED, OR APPROVED BY, ZM.

Moreover, ZM has not participated in the development of the Fund’s investment strategy. ZM does not select or approve the Fund’s portfolio holdings, nor does it participate in the construction, design, or implementation of the Fund. ZM does not provide any assurances, guarantees, or representations regarding the Fund or its performance. Nothing herein shall be construed as an offer of any security by ZM.

None of the Fund, the Trust, the Adviser, or their respective affiliates claim any ownership interest in any trademarks owned by Zoom Communications, Inc. or ZM. All rights in the trademarks are reserved by their respective owners.

Due to the Fund’s investment strategy, the Fund’s investment exposure is concentrated in (or substantially exposed to) the same industry as that assigned to ZM. As of the date of the Prospectus, ZM is assigned to the software industry.

Principal Investment Risks

The principal risks of investing in the Fund are summarized below. As with any investment, there is a risk that you could lose all or a portion of your investment in the Fund. Some or all of these risks may adversely affect the Fund’s net asset value (“NAV”) per share, trading price, yield, total return, and/or ability to meet its objective. For more information about the risks of investing in the Fund, see the section in the Fund’s Prospectus titled “Additional Information About the Funds—Principal Risks of Investing in the Funds.”

An investment in the Fund entails risk. The Fund may not achieve its investment objective and there is a risk that you could lose all of your money invested in the Fund. The Fund is not a complete investment program. It is important that investors closely review all of the risks listed below and understand them before making an investment in the Fund.

Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which they appear.

ZM Risk. The Fund invests in options contracts and swaps that are based on the value of ZM and may also invest directly in ZM. These investments in options contracts and swaps subject the Fund to certain of the same risks as if it owned shares of ZM, even though it may not; although at times the Fund may also hold shares of ZM directly. By virtue of these investments, the Fund may be subject to the following risks:

Indirect Investment in ZM Risk. ZM is not affiliated with the Trust, the Fund, the Adviser, or their respective affiliates and is not involved with this offering in any way and has no obligation to consider your Shares in taking any corporate actions that might affect the value of Shares. Investors in the Fund will not have voting rights and will not be able to influence the management of ZM but will be exposed to the performance of ZM (the underlying stock). Except to the extent the Fund invests directly in ZM, investors in the Fund will not have rights to receive dividends or other distributions or any other rights with respect to the underlying stock but will be subject to declines in the performance of the underlying stock.

ZM Trading Risk. The trading price of ZM may be highly volatile and could continue to be subject to wide fluctuations in response to various factors. The stock market in general, and the market for technology companies in particular, has experienced extreme price and volume fluctuations that have often been unrelated or disproportionate to the operating performance of those companies. In particular, a large proportion of ZM may be traded by short sellers which may put pressure on the supply and demand for the common stock of ZM, further influencing volatility in its market price. Public perception and other factors outside of the control of ZM may additionally impact ZM’s stock price due to ZM garnering a disproportionate degree of public attention, regardless of actual operating performance. In addition, in the past, following periods of volatility in the overall market and the market price of a particular company’s securities, securities class action litigation has often been instituted against companies such as these. Moreover, stockholder litigation like this has been filed against ZM in the past. While ZM continues to defend such actions, any judgment against ZM, or any future stockholder litigation could result in substantial costs and a diversion of the management of ZM’s attention and resources. If ZM trading is halted, trading in Shares of the Fund may be impacted, either temporarily or indefinitely.

ZM Performance Risk. ZM may fail to meet its publicly announced guidelines or other expectations about its business, which could cause the price of ZM to decline. ZM provides guidance regarding its expected financial and business performance, such as projections regarding sales and production, as well as anticipated future revenues, gross margins, profitability and cash flows. Correctly identifying key factors affecting business conditions and predicting future events is inherently an uncertain process, and the guidance ZM provides may not ultimately be accurate and has in the past been inaccurate in certain respects, such as the timing of new product manufacturing ramps. The guidance is based on certain assumptions such as those relating to global and local economic conditions, anticipated production and sales volumes (which generally are not linear throughout a given period), average sales prices, supplier and commodity costs, and planned cost reductions. If ZM’s guidance is not accurate or varies from actual results due to its inability to meet the assumptions or the impact on its financial performance that could occur as a result of various risks and uncertainties, the market value of common stock issued by ZM could decline significantly.

Software Industry Risk. The software industry can be significantly affected by intense competition, aggressive pricing, technological innovations, and product obsolescence. Companies in the software industry are subject to significant competitive pressures, such as aggressive pricing, new market entrants, competition for market share, short product cycles due to an accelerated rate of technological developments and the potential for limited earnings and/or falling profit margins. These companies also face the risks that new services, equipment or technologies will not be accepted by consumers and businesses or will become rapidly obsolete. These factors can affect the profitability of these companies and, as a result, the value of their securities. Also, patent protection is integral to the success of many companies in this industry, and profitability can be affected materially by, among other things, the cost of obtaining (or failing to obtain) patent approvals, the cost of litigating patent infringement and the loss of patent protection for products (which significantly increases pricing pressures and can materially reduce profitability with respect to such products). In addition, many software companies have limited operating histories. Prices of these companies’ securities historically have been more volatile than other securities, especially over the short term.

Communication Technologies Risk. The market for communication and collaboration technologies platforms is competitive and rapidly changing and includes companies ranging from new market entrants to hyperscalers that provide technologies to improve communication and collaboration technologies platforms either as bundled solutions or standalone products. If the communications and collaboration technologies market fails to grow, or grows more slowly than expected, demand for ZM’s platform could be negatively affected.

Derivatives Risk. Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, or funds (including ETFs), interest rates or indexes. The Fund’s investments in derivatives may pose risks in addition to, and greater than, those associated with directly investing in securities or other ordinary investments, including risk related to the market, imperfect correlation with underlying investments or the Fund’s other portfolio holdings, higher price volatility, lack of availability, counterparty risk, liquidity, valuation and legal restrictions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The use of derivatives may result in larger losses or smaller gains than directly investing in securities. When the Fund uses derivatives, there may be an imperfect correlation between the value of ZM and the derivative, which may prevent the Fund from achieving its investment objective. Because derivatives often require only a limited initial investment, the use of derivatives may expose the Fund to losses in excess of those amounts initially invested. In addition, the Fund’s investments in derivatives are subject to the following risks:

Options Contracts. The use of options contracts involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, including the anticipated volatility, which are affected by fiscal and monetary policies and by national and international political, changes in the actual or implied volatility or the reference asset, the time remaining until the expiration of the option contract and economic events. For the Fund in particular, the value of the options contracts in which it invests is substantially influenced by the value of ZM. The Fund may experience substantial downside from specific option positions and certain option positions held by the Fund may expire worthless. The options held by the Fund are exercisable at the strike price on their expiration date. As an option approaches its expiration date, its value typically increasingly moves with the value of the underlying instrument. However, prior to such date, the value of an option generally does not increase or decrease at the same rate at the underlying instrument. There may at times be an imperfect correlation between the movement in the values of options contracts and the underlying instrument, and there may at times not be a liquid secondary market for certain options contracts. The value of the options held by the Fund will be determined based on market quotations or other recognized pricing methods. Additionally, as the Fund intends to continuously maintain indirect exposure to ZM through the use of options contracts, as the options contracts it holds are exercised or expire it will enter into new options contracts, a practice referred to as “rolling.” If the expiring options contracts do not generate proceeds enough to cover the cost of entering into new options contracts, the Fund may experience losses.

Swap Agreements Risk. The use of swap transactions is a highly specialized activity, which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Whether the Fund will be successful in using swap agreements to achieve its investment goal depends on the ability of the Adviser to structure such swap agreements in accordance with the Fund’s investment objective and to identify counterparties for those swap agreements. If the Adviser is unable to enter into swap agreements that provide leveraged exposure to the Underlying Security, the Fund may not meet its stated investment objective. Additionally, any financing, borrowing or other costs associated with using swap transactions may also have the effect of lowering the Fund’s return.

The swap agreements in which the Fund invests are generally traded in the over-the-counter market, which generally has less transparency than exchange-traded derivatives instruments. In a standard swap transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined reference assets or underlying securities or instruments. The gross return to be exchanged or swapped between the parties is calculated based on a notional amount or the return on or change in value of a particular dollar amount invested in a basket of securities.

If the Underlying Security has a dramatic move that causes a material decline in the Fund’s net assets, the terms of a swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the swap transaction with the Fund. In that event, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve exposure consistent with the Fund’s investment objective. This may prevent the Fund from achieving its objective, even if the Underlying Security later reverses all or a portion of its movement.

Counterparty Risk. The Fund is subject to counterparty risk by virtue of its investments in options contracts. Transactions in some types of derivatives, including options, are required to be centrally cleared (“cleared derivatives”). In a transaction involving cleared derivatives, the Fund’s counterparty is a clearing house rather than a bank or broker. Since the Fund is not a member of clearing houses and only members of a clearing house (“clearing members”) can participate directly in the clearing house, the Fund will hold cleared derivatives through accounts at clearing members. In cleared derivatives positions, the Fund will make payments (including margin payments) to and receive payments from a clearing house through their accounts at clearing members. Customer funds held at a clearing organization in connection with any options contracts are held in a commingled omnibus account and are not identified to the name of the clearing member’s individual customers. As a result, assets deposited by the Fund with any clearing member as margin for options may, in certain circumstances, be used to satisfy losses of other clients of the Fund’s clearing member. In addition, although clearing members guarantee performance of their clients’ obligations to the clearing house, there is a risk that the assets of the Fund might not be fully protected in the event of the clearing member’s bankruptcy, as the Fund would be limited to recovering only a pro rata share of all available funds segregated on behalf of the clearing member’s customers for the relevant account class. The Fund is also subject to the risk that a limited number of clearing members are willing to transact on the Fund’s behalf, which heightens the risks associated with a clearing member’s default. This risk is greater for the Fund as it seeks to hold options contracts on a single security, and not a broader range of options contracts, which may limit the number of clearing members that are willing to transact on the Fund’s behalf. If a clearing member defaults the Fund could lose some or all of the benefits of a transaction entered into by the Fund with the clearing member. If the Fund cannot find a clearing member to transact with on the Fund’s behalf, the Fund may be unable to effectively implement its investment strategy.

Price Participation Risk. The Fund employs an investment strategy that includes the sale of call option contracts, which limits the degree to which the Fund will participate in increases in value experienced by ZM over the Call Period. This means that if ZM experiences an increase in value above the strike price of the sold call options during a Call Period, the Fund will likely not experience that increase to the same extent and may significantly underperform ZM over the Call Period. Additionally, because the Fund is limited in the degree to which it will participate in increases in value experienced by ZM over each Call Period, but has full exposure to any decreases in value experienced by ZM over the Call Period, the NAV of the Fund may decrease over any given time period. The Fund’s NAV is dependent on the value of each options portfolio, which is based principally upon the performance of ZM. The degree of participation in ZM gains the Fund will experience will depend on prevailing market conditions, especially market volatility, at the time the Fund enters into the sold call option contracts and will vary from Call Period to Call Period. The value of the options contracts is affected by changes in the value and dividend rates of ZM, changes in interest rates, changes in the actual or perceived volatility of ZM and the remaining time to the options’ expiration, as well as trading conditions in the options market. As the price of ZM changes and time moves towards the expiration of each Call Period, the value of the options contracts, and therefore the Fund’s NAV, will change. However, it is not expected for the Fund’s NAV to directly correlate on a day-to-day basis with the returns of ZM. The amount of time remaining until the options contract’s expiration date affects the impact of the potential options premiums on the Fund’s NAV, which may not be in full effect until the expiration date of the Fund’s options contracts. Therefore, while changes in the price of the ZM will result in changes to the Fund’s NAV, the Fund generally anticipates that the rate of change in the Fund’s NAV will be different than that experienced by ZM.

Equity Market Risk. The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual issuers, industries or the stock market as a whole. In addition, equity markets tend to move in cycles which may cause stock prices to fall over a short and extended periods of time. In a declining stock market, stock prices for all companies may decline, regardless of their long-term prospects.

Distribution Risk. The Fund seeks to provide weekly cash distributions. There is no assurance that the Fund will make a distribution in any given week. If the Fund does make distributions, the amounts of such distributions will likely vary greatly from one distribution to the next. Additionally, the weekly distributions, if any, may consist of returns of capital, which would decrease the Fund’s NAV and trading price over time. As a result, an investor may suffer significant losses to their investment. In addition, while the underlying stock may pay dividends, the Fund’s returns will not include any dividends paid by the underlying stock (except to the extent the Fund invests directly in ZM), and any income generated by the Fund may be less than the income generated by a direct investment in the underlying stock.

NAV Erosion Risk Due to Distributions. When the Fund makes a distribution, the Fund’s NAV will typically drop by the amount of the distribution on the related ex-dividend date. The repeated payment of distributions by the Fund, if any, may significantly erode the Fund’s NAV and trading price over time. As a result, an investor may suffer significant losses to their investment.

Call Strategy Risks. The path dependency (i.e., the continued use) of the Fund’s call writing strategy will impact the extent that the Fund participates in the positive price returns of ZM and, in turn, the Fund’s returns, both during the term of the sold call options and over longer time periods. If, for example, each month the Fund were to sell 7% out-of-the-money call options having a one-month term, the Fund’s participation in the positive price returns of ZM will be capped at 7% in any given month. However, over a longer period (e.g., 5 months), the Fund should not be expected to participate fully in the first 35% (i.e., 5 months x 7%) of the positive price returns of ZM, or the Fund may even lose money, even if the ZM share price has appreciated by at least that much over such period, if during any month over that period ZM had a return less than 7%. This example illustrates that both the Fund’s participation in the positive price returns of ZM and its returns will depend not only on the price of ZM but also on the path that ZM takes over time.

Additionally, when implementing the Covered Call Spread Strategy, the use of credit call spreads introduces further complexities and risks. While purchasing a higher-strike call option limits potential losses from the short call position, it also reduces the net premium received, which may result in lower overall returns compared to a stand-alone covered call strategy. If the price of the Underlying Security rises rapidly, the call spread may still cap upside participation, leading to missed profit opportunities. Furthermore, market conditions, such as mispricing between near-the-money and further out-of-the-money options, may impact the effectiveness of the strategy, potentially resulting in lower-than-expected returns or increased losses. The relative pricing of options at different strike levels can vary due to volatility shifts, liquidity constraints, or other market dynamics, adding an additional layer of uncertainty to the Fund’s performance under this strategy.

ETF Risks.

Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that are authorized to purchase and redeem Shares directly from the Fund (known as “Authorized Participants” or “APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services; or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

Cash Redemption Risk. The Fund’s investment strategy may require it to redeem Shares for cash or to otherwise include cash as part of its redemption proceeds. For example, the Fund may not be able to redeem in-kind certain securities held by the Fund (e.g., derivative instruments). In such a case, the Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used. By paying out higher annual capital gain distributions, investors may be subjected to increased capital gains taxes. Additionally, there may be brokerage costs or taxable gains or losses that may be imposed on the Fund in connection with a cash redemption that may not have occurred if the Fund had made a redemption in-kind. These costs could decrease the value of the Fund to the extent they are not offset by a transaction fee payable by an AP.

Costs of Buying or Selling Shares. Buying or selling Shares involves certain costs, including brokerage commissions, other charges imposed by brokers, and bid-ask spreads. The bid-ask spread represents the difference between the price at which an investor is willing to buy Shares and the price at which an investor is willing to sell Shares. The spread varies over time based on the Shares’ trading volume and market liquidity. The spread is generally lower if Shares have more trading volume and market liquidity and higher if Shares have little trading volume and market liquidity. Due to the costs of buying or selling Shares, frequent trading of Shares may reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

Management Risk. The Fund is subject to management risk because it is an actively managed portfolio. In managing the Fund’s investment portfolio, the portfolio managers will apply investment techniques and risk analyses that may not produce the desired result. There can be no guarantee that the Fund will meet its investment objective.

Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant.

Trading. Although Shares are listed on a national securities exchange, such as NYSE Arca, Inc. (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that an active trading market for the Shares will develop or be maintained or that the Shares will trade with any volume, or at all, on any stock exchange. This risk may be greater for the Fund as it seeks to have exposure to a single underlying stock as opposed to a more diverse portfolio like a traditional pooled investment. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares. Shares trade on the Exchange at a market price that may be below, at or above the Fund’s NAV. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. In addition, trading in Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange “circuit breaker” rules. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged. In the event of an unscheduled market close for options contracts that reference a single stock, such as ZM’s securities being halted or a market wide closure, settlement prices will be determined by the procedures of the listing exchange of the options contracts. As a result, the Fund could be adversely affected and be unable to implement its investment strategies in the event of an unscheduled closing.

Economic and Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in the Fund’s portfolio may underperform in comparison to securities in the general financial markets, a particular financial market, or other asset classes, due to a number of factors, including inflation (or expectations for inflation), deflation (or expectations for deflation), interest rates, global demand for particular products or resources, market instability, financial system instability, debt crises and downgrades, embargoes, tariffs, sanctions and other trade barriers, regulatory events, other governmental trade or market control programs and related geopolitical events. In addition, the value of the Fund’s investments may be negatively affected by the occurrence of global events such as war, terrorism, environmental disasters, natural disasters or events, country instability, and infectious disease epidemics or pandemics. The imposition by the U.S. of tariffs on goods imported from foreign countries and reciprocal tariffs levied on U.S. goods by those countries also may lead to volatility and instability in domestic and foreign markets.

High Portfolio Turnover Risk. The Fund may actively and frequently trade all or a significant portion of the Fund’s holdings. A high portfolio turnover rate increases transaction costs, which may increase the Fund’s expenses. Frequent trading may also cause adverse tax consequences for investors in the Fund due to an increase in short-term capital gains.

Inflation Risk. Inflation risk is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the present value of the Fund’s assets and distributions, if any, may decline.

Liquidity Risk. Some securities held by the Fund, including options contracts, may be difficult to sell or be illiquid, particularly during times of market turmoil. This risk is greater for the Fund as it will hold options contracts on a single security, and not a broader range of options contracts. Markets for securities or financial instruments could be disrupted by a number of events, including, but not limited to, an economic crisis, natural disasters, epidemics/pandemics, new legislation or regulatory changes inside or outside the United States. Illiquid securities may be difficult to value, especially in changing or volatile markets. If the Fund is forced to sell an illiquid security at an unfavorable time or price, the Fund may be adversely impacted. Certain market conditions or restrictions, such as market rules related to short sales, may prevent the Fund from limiting losses, realizing gains or achieving a high correlation with ZM. There is no assurance that a security that is deemed liquid when purchased will continue to be liquid. Market illiquidity may cause losses for the Fund.

Money Market Instrument Risk. The Fund may use a variety of money market instruments for cash management purposes, including money market funds, depositary accounts and repurchase agreements. Repurchase agreements are contracts in which a seller of securities agrees to buy the securities back at a specified time and price. Repurchase agreements may be subject to market and credit risk related to the collateral securing the repurchase agreement. Money market instruments, including money market funds, may lose money through fees or other means.

New Fund Risk. The Fund is a recently organized management investment company with no operating history. As a result, prospective investors do not have a track record or history on which to base their investment decisions.

Non-Diversification Risk. Because the Fund is “non-diversified,” it may invest a greater percentage of its assets in the securities of a single issuer or a smaller number of issuers than if it was a diversified fund. As a result, a decline in the value of an investment in a single issuer or a smaller number of issuers could cause the Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio. This may increase the Fund’s volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund’s performance.

Operational Risk. The Fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect the Fund’s ability to meet its investment objective. Although the Fund, and Adviser seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

Single Issuer Risk. Issuer-specific attributes may cause an investment in the Fund to be more volatile than a traditional pooled investment which diversifies risk or the market generally. The value of the Fund, which focuses on an individual security (ZM), may be more volatile than a traditional pooled investment or the market as a whole and may perform differently from the value of a traditional pooled investment or the market as a whole.

Tax Risk. The Fund intends to elect and to qualify each year to be treated as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (“Code”). As a RIC, the Fund will not be subject to U.S. federal income tax on the portion of its net investment income and net capital gain that it distributes to Shareholders, provided that it satisfies certain requirements of the Code. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund’s taxable income will be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. To comply with the asset diversification test applicable to a RIC, the Fund will attempt to ensure that the value of options it holds is never 25% of the total value of Fund assets at the close of any quarter. In particular, in combination with the Fund’s use of a “synthetic” strategy (i.e., purchasing exposure to the underlying stock through a combination of put and call options), the Fund maintains a portfolio of treasury securities, which are expected to enable the Fund to meet the diversification requirements. If the Fund’s investments in options were to exceed 25% of the Fund’s total assets at the end of a tax quarter, the Fund, generally, has a grace period to cure such lack of compliance. If the Fund’s investments in options were to exceed 25% of the Fund’s total assets at the end of a tax quarter, the Fund, generally, has a grace period to cure such lack of compliance. If the Fund fails to timely cure, it may no longer be eligible to be treated as a RIC.

U.S. Government and U.S. Agency Obligations Risk. The Fund may invest in securities issued by the U.S. government or its agencies or instrumentalities. U.S. Government obligations include securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, such as the U.S. Treasury. Payment of principal and interest on U.S. Government obligations may be backed by the full faith and credit of the United States or may be backed solely by the issuing or guaranteeing agency or instrumentality itself. In the latter case, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, which agency or instrumentality may be privately owned. There can be no assurance that the U.S. Government would provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) where it is not obligated to do so.

Performance

Performance information for the Fund is not included because the Fund has not completed a full calendar year of operations as of the date of this Prospectus. When such information is included, this section will provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance history from year to year and showing how the Fund’s average annual total returns compare with those of a broad measure of market performance. Although past performance of the Fund is no guarantee of how it will perform in the future, historical performance may give you some indication of the risks of investing in the Fund. Updated performance information will be available on the Fund’s website at www.yieldmaxetfs.com.

Management

Investment Adviser: Tidal Investments LLC (the “Adviser”) serves as investment adviser to the Fund.

Portfolio Managers:

The following individuals are jointly and primarily responsible for the day-to-day management of the Fund.

Jay Pestrichelli, Portfolio Manager for the Adviser, has been a portfolio manager of the Fund since its inception in 2026.

Scott Snyder, Portfolio Manager for the Adviser, has been a portfolio manager of the Fund since its inception in 2026.

Matt Brandt, Portfolio Manager for the Adviser, has been a portfolio manager of the Fund since its inception in 2026.

Purchase and Sale of Shares

The Fund issues and redeems Shares at NAV only in large blocks known as “Creation Units,” which only Authorized Participants (APs) (typically, broker-dealers) may purchase or redeem. The Fund generally issues and redeems Creation Units in exchange for a portfolio of securities (the “Deposit Securities”) and/or a designated amount of U.S. cash.

Shares are listed on the Exchange, and individual Shares may only be bought and sold in the secondary market through brokers at market prices, rather than NAV. Because Shares trade at market prices rather than NAV, Shares may trade at a price greater than NAV (premium) or less than NAV (discount).

An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Shares (the “bid” price) and the lowest price a seller is willing to accept for Shares (the “ask” price) when buying or selling Shares in the secondary market. This difference in bid and ask prices is often referred to as the “bid-ask spread.”

When available, information regarding the Fund’s NAV, market price, how often Shares traded on the Exchange at a premium or discount, and the median bid-ask spreads can be found on the Fund’s website at www.yieldmaxetfs.com.

Tax Information

Fund distributions are generally taxable as ordinary income, qualified dividend income, or capital gains (or a combination), unless an investment is in an individual retirement account (“IRA”) or other tax-advantaged account. Distributions on investments made through tax-deferred arrangements may be taxed later upon withdrawal of assets from those accounts.

Financial Intermediary Compensation

If you purchase Shares through a broker-dealer or other financial intermediary (such as a bank) (an “Intermediary”), the Adviser or its affiliates may pay Intermediaries for certain activities related to the Fund, including participation in activities that are designed to make Intermediaries more knowledgeable about exchange-traded products, including the Fund, or for other activities, such as marketing, educational training, or other initiatives related to the sale or promotion of Shares. These payments may create a conflict of interest by influencing the Intermediary and your salesperson to recommend the Fund over another investment. Any such arrangements do not result in increased Fund expenses. Ask your salesperson or visit the Intermediary’s website for more information.

ADDITIONAL INFORMATION ABOUT THE FUNDS

Investment Objective

The primary investment objective of the YieldMax® MRNA Option Income Strategy ETF (the “MRNA Fund”) is to seek current income. The MRNA Fund’s secondary investment objective is to seek exposure to the share price of the common stock of Moderna, Inc. (“MRNA”), subject to a limit on potential investment gains.

The primary investment objective of the YieldMax® MSFT Option Income Strategy ETF (the “MSFT Fund”) is to seek current income. The MSFT Fund’s secondary investment objective is to seek exposure to the share price of the common stock of Microsoft Corporation (“MSFT”), subject to a limit on potential investment gains.

The primary investment objective of the YieldMax® NFLX Option Income Strategy ETF (the “NFLX Fund”) is to seek current income. The NFLX Fund’s secondary investment objective is to seek exposure to the share price of the common stock of Netflix, Inc. (“NFLX”), subject to a limit on potential investment gains.

The primary investment objective of the YieldMax® NKE Option Income Strategy ETF (the “NKE Fund”) is to seek current income. The NKE Fund’s secondary investment objective is to seek exposure to the share price of the Class A common stock of NIKE, Inc. (“NKE”), subject to a limit on potential investment gains.

The primary investment objective of the YieldMax® NVDA Option Income Strategy ETF (the “NVDA Fund”) to is to seek current income. The NVDA Fund’s secondary investment objective is to seek exposure to the share price of the common stock of NVIDIA Corporation (“NVDA”), subject to a limit on potential investment gains.

The primary investment objective of the YieldMax® ORCL Option Income Strategy ETF (the “ORCL Fund”) is to seek current income. The ORCL Fund’s secondary investment objective is to seek exposure to the share price of the common stock of Oracle Corporation (“ORCL”), subject to a limit on potential investment gains.

The primary investment objective of the YieldMax® PYPL Option Income Strategy ETF (the “PYPL Fund”) is to seek current income. The PYPL Fund’s secondary investment objective is to seek exposure to the share price of the Class A common stock of PayPal Holdings, Inc. (“PYPL”), subject to a limit on potential investment gains.

The primary investment objective of the YieldMax® ROKU Option Income Strategy ETF (the “ROKU Fund”) is to seek current income. The ROKU Fund’s secondary investment objective is to seek exposure to the share price of the common stock of ROKU, Inc. (“ROKU”), subject to a limit on potential investment gains.

The primary investment objective of the YieldMax® SNOW Option Income Strategy ETF (the “SNOW Fund”) is to seek current income. The SNOW Fund’s secondary investment objective is to seek exposure to the share price of the common stock of Snowflake Inc. (“SNOW”), subject to a limit on potential investment gains.

The primary investment objective of the YieldMax® XYZ Option Income Strategy ETF (the “XYZ Fund”) is to seek current income. The XYZ Fund’s secondary investment objective is to seek exposure to the share price of the common stock of Block, Inc. (“XYZ”), subject to a limit on potential investment gains.

The primary investment objective of the YieldMax® TGT Option Income Strategy ETF (the “TGT Fund”), is to seek current income. The TGT Fund’s secondary investment objective is to seek exposure to the share price of the common stock of the Target Corporation (“TGT”), subject to a limit on potential investment gains.

The primary investment objective of the YieldMax® TSLA Option Income Strategy ETF (the “TSLA Fund”), is to seek current income. The TSLA Fund’s secondary investment objective is to seek exposure to the share price of the common stock of Tesla, Inc. (“TSLA”), subject to a limit on potential investment gains.

The primary investment objective of the YieldMax® XOM Option Income Strategy ETF (the “XOM Fund”), is to seek current income. The XOM Fund’s secondary investment objective is to seek exposure to the share price of the common stock of Exxon Mobil Corporation (“XOM”), subject to a limit on potential investment gains.

The primary investment objective of the YieldMax® ZM Option Income Strategy ETF (the “ZM Fund,” and with the MRNA Fund, MSFT Fund, NFLX Fund, NKE Fund, NVDA Fund, ORCL Fund, PYPL Fund, ROKU Fund, SNOW Fund, XYZ Fund, TGT Fund, TSLA Fund, and XOM Fund, each a “Fund” and collectively, the “Funds) is to seek current income. The ZM Fund’s secondary investment objective is to seek exposure to the share price of the common stock of Zoom Communications, Inc. (“ZM,” and with MRNA, MSFT, NFLX, NKE, NVDA, ORCL, PYPL, ROKU, SNOW, XYZ, TGT, TSLA, and XOM , each an “Underlying Issuer” and collectively, the “Underlying Issuers”), subject to a limit on potential investment gains.

An investment objective is fundamental if it cannot be changed without the consent of the holders of a majority of the outstanding Shares. No Fund’s investment objective has been adopted as a fundamental investment policy and therefore each Fund’s investment objective may be changed without the consent of that Fund’s shareholders upon approval by the Board of Trustees (the “Board”) of Tidal Trust II (the “Trust”) and written notice to shareholders.

Principal Investment Strategies

Each Fund has an 80% policy that, under normal circumstances, the Fund will invest at least 80% of its net assets, plus borrowings for investment purposes, in securities and financial instruments that provide indirect exposure to the underlying security referenced in the Fund’s investment objective.

For each Fund’s 80% test, the notional value of its options contracts will be used. “Notional value” refers to the “face” value of a Fund investment, rather than the amount of capital the Fund has actually committed. It represents the total value of the Fund’s position, rather than its equity in that position. Essentially, it reflects the full value of a leveraged position in the market, even if the Fund uses a fraction of that amount as collateral.

Each Fund’s 80% policy is non-fundamental and can be changed without shareholder approval. However, Fund shareholders would be given at least 60 days’ notice prior to any such change.

Synthetic Exposure to Underlying Stock Price Returns

●	The Funds purchase call option contracts on the Underlying Securities generally having one-month to six-month terms and strike prices equal to the then-current price of the Underlying Securities at the time of the purchases to provide the Funds indirect exposure to the upside price returns of the Underlying Securities. As a buyer of call option contracts, each Fund pays a premium to the seller of the options contracts to obtain the right to participate in the price returns of the Underlying Security beyond the strike price of the purchased call option contract at expiration (or earlier, if the Fund closes the option contract prior to expiration); and

●	Each Fund simultaneously sells put option contracts on its Underlying Security to help pay the premium of the purchased call option contracts on the Underlying Security. Each Fund sells put option contracts that also generally have one-month to six-month terms and strike prices equal to the then-current price of the Underlying Security at the time of the sales to provide the Fund exposure to the downside price returns of the Underlying Security. As a seller of a put option contract, each Fund receives a premium from the buyer of the option contract in exchange for the Fund’s obligation, if exercised, to purchase the Underlying Security at the strike price if the buyer exercises the option contract.

●	The combination of the purchased call options and the sold put options provides each Fund with indirect investment exposure equal to approximately 100% of the applicable Underlying Security for the duration of the applicable options exposure.

Weekly Distributions

●	Each Fund sells call option contracts that are based on the value of its Underlying Security to generate option premiums. On a monthly basis or more frequently, a Fund will sell call option contracts on the Underlying Security with expiration dates of approximately one month or less in the future at strike prices that are approximately equal to 0%-15% above the then-current share price of the Underlying Security. By doing so, a Fund gives up the potential to fully participate in the Underlying Security gains, if any, beyond the strike price of the sold call options in exchange for call option premium. If the price of the Underlying Security is less than the call option’s strike price at the expiration of the contract, the option contract will expire worthless and the Fund’s return on the sold call position will be the premium originally received for selling the option contract. If the price of the Underlying Security is greater than the strike price at the expiration of the option contract, the Fund will typically forgo all of the returns that exceed the strike price of the option contract, and there will be a cost to “close out” the now in-the-money call options. The short call options are “closed out” (repurchased) prior to their expiration so that the Fund will not get assigned the, now, in-the-money call options. At times the call options may be “rolled” instead of simply closed. This is to say, new call options are simultaneously sold to open a new short call position, while the previously sold calls are repurchased to close out the original short call position.

●	The Funds purchase multiple series of U.S. Treasury securities to collateralize the options contracts they sell. The U.S. Treasury securities also provide income.

Covered Call Strategy:

When employing the covered call strategy, each Fund’s sale of call option contracts to generate options premiums will limit the degree to which the Fund will participate in increases in the share price of the Underlying Security. This means that if the Underlying Security experiences an increase in the share price, the Fund will likely not experience that increase to the same extent (i.e., there is no participation beyond the level of the strike price of the sold call option contracts) and may result in the Fund significantly underperforming the Underlying Security. The degree of participation in the Underlying Security gains will depend on the strike price of the short call option contracts and prevailing market conditions, especially market volatility, at the time the Fund sells the call option contracts. The potential for upside returns on the Underlying Security will also depend on whether a Fund fully “covers” its potential upside price return exposure to the Underlying Security by virtue of its sold call option contracts. If a Fund fully covers the upside price return exposure to the Underlying Security, the Fund’s potential upside to the Underlying Security’s price returns will be completely capped at the sold call options’ strike price, meaning the Fund may forgo all price returns experienced by the Underlying Security beyond the strike price. If a Fund partially covers its potential upside return exposure with the sold call option, the Fund will have muted returns beyond the strike price of the sold call option to the extent that the Underlying Security’s share price appreciates beyond the strike price.

The sale of call option contracts will offset losses experienced by an Underlying Security only to the extent of premiums received from such sold call option contracts. The Funds expect to participate in all the Underlying Security price return losses over the duration of the options contracts (e.g., if the Underlying Security decreases in value by 5%, the Fund should be expected to decrease in value by approximately 5%, before Fund fees and expenses) beyond the sold call option contract premiums received.

Covered Call Spread Strategy:

When employing the covered call spread strategy, a Fund’s sale of call option contracts, paired with the purchase of higher strike call option contracts, aims to generate options premiums while still allowing for potential indirect participation in increases in the share price of its Underlying Security above the strike of the higher price call option which was bought. However, this strategy may nonetheless still limit the degree to which the Fund fully participates in such increases as the Fund will not participate (directly or indirectly) in any appreciation between the strikes of the sold call option and bought call option.

The sale of credit call spreads will offset losses experienced by an Underlying Security’s share price only to the extent of premiums received from such sold call option contracts. Each Fund expects to participate in all of its Underlying Security’s losses beyond the options premiums received. For instance, if a Fund’s Underlying Security decreases in value by 5%, the Fund should be expected to decrease in value by approximately 5%, before Fund fees and expenses, beyond the options premiums received.

Examples:

The following table provides an overview of a Fund’s anticipated performance versus various changes in the share price of its Underlying Security when the Covered Call Strategy is employed.

Price Movement of Underlying Security	Anticipated Fund Performance & Performance Relative to Underlying Security*
Slow rise in share price	Increase in Fund NAV – Outperformance vs Underlying Security
Decline in share price or flat performance	Decline or flat Fund NAV – Outperformance vs Underlying Security
Significant price appreciation	Increase in Fund NAV – Significant underperformance vs Underlying Security

The following table provides an overview of a Fund’s anticipated performance versus various changes in the share price of its Underlying Security when the Covered Call Spread Strategy is employed.

Price Movement of Underlying Security	Anticipated Fund Performance & Performance Relative to Underlying Security*
Slow rise in share price	Increase or flat Fund NAV – Outperformance vs Underlying Security
Decline in share price or flat performance	Decline or flat Fund NAV – Outperformance vs Underlying Security
Significant price appreciation	Increase in Fund NAV – Underperformance to Underlying Security

* A Fund’s actual NAV performance and performance against the price of its Underlying Security may differ, primarily due to path dependency and strike selection as discussed above. Also, please see Price Participation Risk and Call Strategy Risks.

Potential Upside Participation – Covered Call Strategy vs Covered Call Spread Strategy

To further illustrate how the Fund’s covered call spread strategy results in greater upside participation, the following examples compare the outcomes of a hypothetical covered call and a covered call spread. These scenarios demonstrate how a Fund’s use of its covered call spread strategy can lead to increased potential appreciation of its Underlying Security’s share price while still generating net options premiums. Additionally, the examples highlight the estimated amount or limits on the greater participation in potential appreciation as compared to a call option contract strategy.

Examples:

Scenario 1 (Covered Call Strategy): Selling a Covered Call on an Underlying Security

●	Underlying Security Share Price: $100

●	Strike Price of Sold Covered Call: $105

●	Premium Received: $2

Outcome if the share price of the Underlying Security increases to $110:

1.	Share Price Increase: The Fund does not participate in the Underlying Security’s gain above $105 because the Fund sold a call struck at $105.

○	Gain on Underlying Security: $5 (i.e., $105 - $100 = $5)

2.	Call Premium: Fund retains the initial $2 premium.

3.	Total Gain: $7 (i.e., $5 gain on Underlying Security, plus $2 premium)

Scenario 2 (Covered Call Spread Strategy): Selling a Covered Call Spread on an Underlying Security

●	Underlying Security Share Price: $100

●	Strike Prices of Covered Call Spread: Sold Call at $100, Purchased Call at $102.50

●	Net Premium Received: $2

Outcome if the share price of the Underlying Security increases to $110:

1.	Share Price Increase: The Fund does not participate in the Underlying Security’s gain between $100 and $102.50 because the Fund sold a call struck at $100 and purchased a call struck at $102.50.

2.	Net Premium: The Fund retains the net premium of $2.

3.	Long Call Gain: The Fund participates in the Underlying Security’s gain above $102.50 because the Fund purchased a call struck at $102.50, which results in a $7.50 gain (i.e., $110 - $102.50 = $7.50)

4.	Total Gain: $9.50 (i.e., share price increase $0, plus $2 net premium, plus $7.50 gain on the purchased call)

Comparison:

●	Covered Call: Gain is capped at $7, as participation in the Underlying Security’s gain is capped at the sold call’s $105 strike price.

●	Covered Call Spread: Gain is $9.50, as the call spread provides additional upside participation beyond the purchased call’s $102.50 strike price. Furthermore, the Fund’s gain potential is not capped (i.e., if the value of the Underlying Security’s share price increases further, the Fund’s gain would also increase further).

Conclusion:

In this scenario where the Underlying Security increases to $110, the covered call spread strategy yields a higher total gain of $9.50 compared to the $7 gain from selling a simple covered call. The covered call spread allows the Funds to participate in potential upside beyond the strike price of the purchased call, resulting in the potential for additional gains to the Funds.

Further, if the Underlying Security’s share price increases further beyond the strike price of the purchased call, the covered call spread strategy allows for continued participation in the upside through the increasing value of the purchased call. This results in the potential for additional gains for the Funds. In contrast, the covered call strategy’s gain potential is capped at the strike price of the sold call.

There is no guarantee that each Fund’s investment strategy will be properly implemented, and an investor may lose some or all of its investment.

Each Fund’s NAV is dependent on the value of the Fund’s options contracts, which are based principally upon the share price of the Underlying Security, the volatility of the Underlying Security, which influences short call prices, and the time remaining until the expiration date of the short call option contracts. Each Fund’s synthetic long exposure strategy will effectively allow that portion of the Fund’s assets to move in synch with the daily changes in the Underlying Security’s share price.

However, each Fund’s participation in the potential upside in its Underlying Security returns is limited by virtue of its sold option contract positions. The degree to which a shareholder may benefit from the upside exposure to the Underlying Security obtained by a Fund will depend on the time at which the investor purchases Shares of the Fund and the price movements of the Underlying Security. At any given time, there may be limited upside potential. If the price of the Underlying Security is near or has exceeded the strike price of a Fund’s sold call option contracts when an investor purchases Shares, such investor may have little to no upside potential remaining until the current short calls are replaced by a new set of short call, as well as remain vulnerable to significant downside risk, including the loss of their entire investment.

Each Fund will invest significantly in short-term (6-month to 2-year) U.S. Treasury securities as collateral in connection with the Fund’s synthetic covered call strategy. U.S. Treasury securities are government debt instruments issued by the United States Department of the Treasury and are backed by the full faith and credit of the United States government. The Funds’ investments in U.S. Treasury securities contribute to the weekly distributions sought by the Funds.

Options Premiums – Income/Return of Capital

Receipt of an option premium does not always represent income. Depending on whether the transaction as a whole results in a gain or loss, such amounts may be treated for accounting or tax purposes as income or as a return of capital (“ROC”). ROC represents a return of a shareholder’s own invested capital and does not reflect traditional income such as dividends or interest. A portion (sometimes a significant portion) of a Fund’s cash distributions may be classified as ROC, which generally refers to the portion of a distribution that represents a return of the original investment (principal) rather than income or profit. Accordingly, such distributions do not necessarily reflect traditional income or yield, and receipt of an option premium could ultimately result in a net loss on the transaction if offset by subsequent closing transactions, exercise or settlement.

Exchange Traded Options Portfolio

The Funds will purchase and sell a combination of call and put exchange traded options contracts. In general, put options give the holder (i.e., the buyer) the right to sell an asset (or deliver the cash value of the asset, in case of certain put options) and the seller (i.e., the writer) of the put has the obligation to buy the asset (or receive cash value of the asset, in case of certain put options) at a certain defined price. Call options give the holder (i.e., the buyer) the right to buy an asset (or receive cash value of the asset, in case of certain call options) and the seller (i.e., the writer) the obligation to sell the asset (or deliver cash value of the asset, in case of certain call options) at a certain defined price.

FLEX options are customized options contracts that trade on an exchange but provide investors with the ability to customize key contract terms like strike price, style and expiration date while achieving price discovery in competitive, transparent auctions markets and avoiding the counterparty exposure of “over-the-counter” (“OTC”) options positions. Like traditional exchange-traded options, FLEX Options are guaranteed for settlement by the OCC, a market clearinghouse that guarantees performance by counterparties to certain derivatives contracts.

The FLEX options in which the Funds may invest are all European style options (options that are exercisable only on the expiration date). The FLEX options are listed on the Chicago Board Options Exchange.

The Funds will use the market value of its derivatives holdings for the purpose of determining compliance with the 1940 Act and the rules promulgated thereunder. Since the options held by the Funds are exchange-traded, these will be valued on a mark-to-market basis. In the event market prices are not available, the Funds will use fair value pricing pursuant to the fair value procedures adopted by the Adviser.

Notional Value Explanation

“Notional value” refers to the “face” value of a Fund investment, rather than the amount of capital the Fund has actually committed. It represents the total value of the Fund’s position, rather than its equity in that position. Essentially, it reflects the full value of a leveraged position in the market, even if the Fund uses a fraction of that amount as collateral.

Manager of Managers Structure

Although the Funds are not currently sub-advised, the Funds and the Adviser have received exemptive relief from the SEC permitting the Adviser (subject to certain conditions and the approval of the Board) to change or select new unaffiliated sub-advisers without obtaining shareholder approval. The relief also permits the Adviser to materially amend the terms of agreements with an unaffiliated sub-adviser (including an increase in the fee paid by the Adviser to the unaffiliated sub-adviser (and not paid by the Fund)) or to continue the employment of an unaffiliated sub-adviser after an event that would otherwise cause the automatic termination of services with Board approval, but without shareholder approval. Shareholders will be notified of any unaffiliated sub-adviser changes. The Adviser has the ultimate responsibility, subject to oversight by the Board, to oversee a sub-adviser and recommend their hiring, termination and replacement. The exemptive relief applies to sub-advisers that are either wholly-owned by the Adviser or its parent company, as well as to unaffiliated sub-advisers, including those whose affiliation arises solely from their sub-advisory relationship.

Investments by Registered Investment Companies

Section 12(d)(1) of the 1940 Act restricts investments by investment companies in the securities of other investment companies. However, registered investment companies are permitted to invest in other investment companies beyond the limits set forth in Section 12(d)(1) in rules under the 1940 Act, subject to certain conditions. Each Fund may rely on Rule 12d1-4 of the 1940 Act, which provides an exemption from Section 12(d)(1) that allows the Fund to invest beyond the limits set forth in Section 12(d)(1) if the Fund satisfies certain conditions specified in Rule 12d1-4, including, among other conditions, that the Fund and its advisory group will not control (individually or in the aggregate) an acquired fund (e.g., hold more than 25% of the outstanding voting securities of an acquired fund that is a registered open-end management investment company).

Principal Risks of Investing in the Funds

There can be no assurance that the Funds will achieve their respective investment objective. The following information is in addition to, and should be read along with, the description of each Fund’s principal investment risks in the section titled “Fund Summary— Principal Investment Risks” above. Following the Fund-specific underlying stock risks, the remaining principal risks are presented in alphabetical order to facilitate finding particular risks and comparing them with those of other funds. Each risk summarized below is considered a “principal risk” of investing in the Funds, regardless of the order in which it appears.

MRNA Risk. The MRNA Fund invests in options contracts and swaps that are based on the value of MRNA and may also invest directly in MRNA. These investments in options contracts and swaps subject the Fund to certain of the same risks as if it owned shares of MRNA, even though it may not; although at times the Fund may also hold shares of MRNA directly.. By virtue of these investments, the Fund may be subject to the following risks:

Indirect Investment in MRNA Risk. MRNA is not affiliated with the Trust, the Fund, the Adviser, or their respective affiliates and is not involved with this offering in any way and has no obligation to consider your Shares in taking any corporate actions that might affect the value of Shares. Investors in the Fund will not have voting rights and will not be able to influence management of MRNA but will be exposed to the performance of MRNA (the underlying stock). Except to the extent the Fund invests directly in MRNA, investors in the Fund will not have rights to receive dividends or other distributions or any other rights with respect to the underlying stock but will be subject to declines in the performance of the underlying stock.

MRNA Trading Risk. The trading price of MRNA may be highly volatile and could continue to be subject to wide fluctuations in response to various factors. The stock market in general, and the market for technology companies in particular, has experienced extreme price and volume fluctuations that have often been unrelated or disproportionate to the operating performance of those companies. In particular, a large proportion of MRNA may be traded by short sellers which may put pressure on the supply and demand for the common stock of MRNA, further influencing volatility in its market price. Public perception and other factors outside of the control of MRNA may additionally impact MRNA’s stock price due to MRNA garnering a disproportionate degree of public attention, regardless of actual operating performance. In addition, in the past, following periods of volatility in the overall market and the market price of a particular company’s securities, securities class action litigation has often been instituted against companies such as these. Moreover, stockholder litigation like this has been filed against MRNA in the past. While MRNA continues to defend such actions, any judgment against MRNA, or any future stockholder litigation could result in substantial costs and a diversion of the management of MRNA’s attention and resources. If MRNA trading is halted, trading in Shares of the Fund may be impacted, either temporarily or indefinitely.

MRNA Performance Risk. MRNA may fail to meet its publicly announced guidelines or other expectations about its business, which could cause the price of MRNA to decline. MRNA provides guidance regarding its expected financial and business performance, such as projections regarding sales and production, as well as anticipated future revenues, gross margins, profitability and cash flows. Correctly identifying key factors affecting business conditions and predicting future events is inherently an uncertain process, and the guidance MRNA provides may not ultimately be accurate and has in the past been inaccurate in certain respects, such as the timing of new product manufacturing ramps. The guidance is based on certain assumptions such as those relating to global and local economic conditions, anticipated production and sales volumes (which generally are not linear throughout a given period), average sales prices, supplier and commodity costs, and planned cost reductions. If MRNA’s guidance is not accurate or varies from actual results due to its inability to meet the assumptions or the impact on its financial performance that could occur as a result of various risks and uncertainties, the market value of common stock issued by MRNA could decline significantly.

Biotechnology Industry Risk. The biotechnology industry can be significantly affected by patent considerations, including the termination of patent protections for products, intense competition both domestically and internationally, rapid technological change and obsolescence, government regulation and expensive insurance costs due to the risk of product liability lawsuits. In addition, the biotechnology industry is an emerging growth industry, and therefore biotechnology companies may be thinly capitalized and more volatile than companies with greater capitalizations. Biotechnology companies must contend with high development costs, which may be exacerbated by the inability to raise prices to cover costs because of managed care pressure, government regulation or price controls.

Pharmaceutical Industry Risk. Drug and medical products companies face the risk of increasing competition from new products or services, generic drug sales, product obsolescence, increased government regulation, termination of patent protections for products and the risk that a product will never come to market. The research and development costs of bringing a new product to market are substantial. These companies may have losses and may not offer proposed products for several years, if at all. The vaccine market, and pharmaceutical market more generally, is intensely competitive and MRNA may not compete effectively in the market for existing or new products, treatment methods or technologies.

Product Uncertainty Risk. There is significant uncertainty around the amount of future revenue MRNA will recognize from sales of its COVID vaccine—which is MRNA’s primary source of revenue—as well as sales of RSV and other respiratory vaccines. Accurately forecasting vaccination rates for MRNA’s products, which directly impacts overall market size, has been difficult, and these difficulties may persist. Vaccination rates in the future may also be lower than MRNA’s expectations, and are likely to be impacted by a number of factors, including public health authority recommendations, medical need, viral evolution and consumer motivation to vaccinate. Additionally, election results in the U.S. may impact policies and priorities related to MRNA’s industry.

Regulatory Risk. Any products MRNA may develop are subject to comprehensive regulation by the FDA and comparable foreign regulators. To obtain required regulatory approvals to commercialize any product candidate, MRNA must demonstrate through extensive preclinical studies and clinical trials that its products are safe and effective for their intended use. In addition, regulators conduct pre-approval inspections and negative findings may lead to delay in approval and failure to commercialize a product candidate. Even once approved, products may be subject to recommendations from advisory committees before or after they can be brought to market. The inability to bring new products to market may have a negative impact on MRNA’s business, results of operations, and financial condition.

Manufacturing Risk. MRNA or MNRA’s third-party manufacturers may encounter difficulties in manufacturing, product release, shelf life, testing, storage, supply chain management or shipping for any of MRNA’s products. Further, as MRNA grows as a commercial company and MRNA’s drug development pipeline increases and matures, the increased demand for clinical and commercial supplies from MRNA’s facilities and third parties may impact MRNA’s ability to operate. MRNA relies on third-party service providers, all of whom have inherent risks in their operations.

MSFT Risk. The MSFT Fund invests in options contracts and swaps that are based on the value of MSFT and may also invest directly in MSFT. These investments in options contracts and swaps subject the Fund to certain of the same risks as if it owned shares of MSFT, even though it may not; although at times the Fund may also hold shares of MSFT directly. By virtue of these investments, the Fund may be subject to the following risks:

Indirect Investment in MSFT Risk. MSFT is not affiliated with the Trust, the Fund, the Adviser, or their respective affiliates and is not involved with this offering in any way and has no obligation to consider your Shares in taking any corporate actions that might affect the value of Shares. Investors in the Fund will not have voting rights and will not be able to influence management of MSFT but will be exposed to the performance of MSFT (the underlying stock). Except to the extent the Fund invests directly in MSFT, investors in the Fund will not have rights to receive dividends or other distributions or any other rights with respect to the underlying stock but will be subject to declines in the performance of the underlying stock.

MSFT Trading Risk. The trading price of MSFT may be highly volatile and could continue to be subject to wide fluctuations in response to various factors. The stock market in general, and the market for technology companies in particular, has experienced extreme price and volume fluctuations that have often been unrelated or disproportionate to the operating performance of those companies. In particular, a large proportion of MSFT may be traded by short sellers which may put pressure on the supply and demand for the common stock of MSFT, further influencing volatility in its market price. Public perception and other factors outside of the control of MSFT may additionally impact MSFT’s stock price due to MSFT garnering a disproportionate degree of public attention, regardless of actual operating performance. In addition, in the past, following periods of volatility in the overall market and the market price of a particular company’s securities, securities class action litigation has often been instituted against companies such as these. Moreover, stockholder litigation like this has been filed against MSFT in the past. While MSFT continues to defend such actions, any judgment against MSFT, or any future stockholder litigation could result in substantial costs and a diversion of the management of MSFT’s attention and resources. If MSFT trading is halted, trading in Shares of the Fund may be impacted, either temporarily or indefinitely.

MSFT Performance Risk. MSFT may fail to meet its publicly announced guidelines or other expectations about its business, which could cause the price of MSFT to decline. MSFT provides guidance regarding its expected financial and business performance, such as projections regarding sales and production, as well as anticipated future revenues, gross margins, profitability and cash flows. Correctly identifying key factors affecting business conditions and predicting future events is inherently an uncertain process, and the guidance MSFT provides may not ultimately be accurate and has in the past been inaccurate in certain respects, such as the timing of new product manufacturing ramps. The guidance is based on certain assumptions such as those relating to global and local economic conditions, anticipated production and sales volumes (which generally are not linear throughout a given period), average sales prices, supplier and commodity costs, and planned cost reductions. If MSFT’s guidance is not accurate or varies from actual results due to its inability to meet the assumptions or the impact on its financial performance that could occur as a result of various risks and uncertainties, the market value of common stock issued by MSFT could decline significantly.

Software Industry Risk. The software industry can be significantly affected by intense competition, aggressive pricing, technological innovations, and product obsolescence. Companies in the software industry are subject to significant competitive pressures, such as aggressive pricing, new market entrants, competition for market share, short product cycles due to an accelerated rate of technological developments and the potential for limited earnings and/or falling profit margins. These companies also face the risks that new services, equipment or technologies will not be accepted by consumers and businesses or will become rapidly obsolete. These factors can affect the profitability of these companies and, as a result, the value of their securities. Also, patent protection is integral to the success of many companies in this industry, and profitability can be affected materially by, among other things, the cost of obtaining (or failing to obtain) patent approvals, the cost of litigating patent infringement and the loss of patent protection for products (which significantly increases pricing pressures and can materially reduce profitability with respect to such products). In addition, many software companies have limited operating histories. Prices of these companies’ securities historically have been more volatile than other securities, especially over the short term.

Cloud-Based and Artificial Intelligence Services Risk. MSFT’s focus on cloud-based and artificial intelligence (“AI”) services presents execution and competitive risks, including the incurring of significant costs to build and maintain infrastructure to support such services. It is uncertain whether MSFT’s strategies will continue to attract users or generate the revenue required to succeed and, if MSFT fails to generate sufficient usage of its cloud-based and AI services, revenue may not grow in line with MSFT’s investments in the necessary infrastructure and development. This could adversely affect MSFT’s operations, financial condition and results of operations.

In addition, there may be instances where AI systems are used in ways that are unintended and inappropriate. Some users may also engage in fraudulent or abusive activities through cloud-based and AI services, such as unauthorized account access, payment fraud, or terms of service violations. MSFT’s efforts at detecting and controlling such misuse of its cloud-based and AI services may not be effective and MSFT may incur reputation damage or experience adverse impacts to its business and results of operations.

NFLX Risk. The NFLX Fund invests in options contracts and swaps that are based on the value of NFLX and may also invest directly in NFLX. These investments in options contracts and swaps subject the Fund to certain of the same risks as if it owned shares of NFLX, even though it may not; although at times the Fund may also hold shares of NFLX directly. By virtue of these investments, the Fund may be subject to the following risks:

Indirect Investment in NFLX Risk. Netflix, Inc. is not affiliated with the Trust, the Fund, the Adviser, or their respective affiliates and is not involved with this offering in any way and has no obligation to consider your Shares in taking any corporate actions that might affect the value of Shares. Investors in the Fund will not have voting rights and will not be able to influence management of the company but will be exposed to the performance of NFLX (the underlying stock). Except to the extent the Fund invests directly in NFLX, investors in the Fund will not have rights to receive dividends or other distributions or any other rights with respect to the underlying stock but will be subject to declines in the performance of the underlying stock.

NFLX Trading Risk. The trading price of NFLX may be highly volatile and could continue to be subject to wide fluctuations in response to various factors. The stock market in general, and the market for technology companies in particular, has experienced extreme price and volume fluctuations that have often been unrelated or disproportionate to the operating performance of those companies. In particular, a large proportion of NFLX may be traded by short sellers which may put pressure on the supply and demand for the common stock of Netflix, Inc., further influencing volatility in its market price. Public perception and other factors outside of the control of Netflix, Inc. may additionally impact NFLX’s stock price due to Netflix, Inc. garnering a disproportionate degree of public attention, regardless of actual operating performance. In addition, in the past, following periods of volatility in the overall market and the market price of a particular company’s securities, securities class action litigation has often been instituted against companies such as these. Moreover, stockholder litigation like this has been filed against Netflix, Inc. in the past. While Netflix, Inc. continues to defend such actions, any judgment against Netflix, Inc., or any future stockholder litigation could result in substantial costs and a diversion of the management of Netflix, Inc.’s attention and resources. If NFLX trading is halted, trading in Shares of the Fund may be impacted, either temporarily or indefinitely.

Netflix, Inc. Performance Risk. Netflix, Inc. may fail to meet its publicly announced guidelines or other expectations about its business, which could cause the price of NFLX to decline. Netflix, Inc. provides guidance regarding its expected financial and business performance, such as projections regarding sales and production, as well as anticipated future revenues, gross margins, profitability and cash flows. Correctly identifying key factors affecting business conditions and predicting future events is inherently an uncertain process, and the guidance Netflix, Inc. provides may not ultimately be accurate and has in the past been inaccurate in certain respects, such as the timing of new product manufacturing ramps. The guidance is based on certain assumptions such as those relating to global and local economic conditions, anticipated production and sales volumes (which generally are not linear throughout a given period), average sales prices, supplier and commodity costs, and planned cost reductions. If Netflix, Inc.’s guidance is not accurate or varies from actual results due to its inability to meet the assumptions or the impact on its financial performance that could occur as a result of various risks and uncertainties, the market value of common stock issued by Netflix, Inc. could decline significantly.

Entertainment Industry Risk. The entertainment industry, which is a separate industry within the communication services sector, is highly competitive and relies on consumer spending and the availability of disposable income for success. The prices of the securities of companies in the entertainment industry may fluctuate widely due to competitive pressures, heavy expenses incurred for research and development of products, problems related to bringing products to market, consumer preferences and rapid obsolescence of products. Legislative or regulatory changes and increased government supervision also may affect companies in the entertainment industry.

NKE Risk. The NKE Fund invests in options contracts and swaps that are based on the value of NKE and may also invest directly in NKE. These investments in options contracts and swaps subject the Fund to certain of the same risks as if it owned shares of NKE, even though it may not; although at times the Fund may also hold shares of NKE directly. By virtue of these investments, the Fund may be subject to the following risks:

Indirect Investment in NKE Risk. NKE is not affiliated with the Trust, the Fund, the Adviser, or their respective affiliates and is not involved with this offering in any way and has no obligation to consider your Shares in taking any corporate actions that might affect the value of Shares. Investors in the Fund will not have voting rights and will not be able to influence the management of NKE but will be exposed to the performance of NKE (the underlying stock). Except to the extent the Fund invests directly in NKE, investors in the Fund will not have rights to receive dividends or other distributions or any other rights with respect to the underlying stock but will be subject to declines in the performance of the underlying stock.

NKE Trading Risk. The trading price of NKE may be highly volatile and could continue to be subject to wide fluctuations in response to various factors. The stock market in general, and the market for retail and apparel companies in particular, has experienced extreme price and volume fluctuations that have often been unrelated or disproportionate to the operating performance of those companies. In particular, a large proportion of NKE may be traded by short sellers which may put pressure on the supply and demand for the Class A common stock of NKE, further influencing volatility in its market price. Public perception and other factors outside of the control of NIKE, Inc. may additionally impact NKE’s stock price due to NKE garnering a disproportionate degree of public attention, regardless of actual operating performance. In addition, in the past, following periods of volatility in the overall market and the market price of a particular company’s securities, securities class action litigation has often been instituted against companies such as these. Moreover, stockholder litigation like this has been filed against NKE in the past. While NKE continues to defend such actions, any judgment against NKE, or any future stockholder litigation could result in substantial costs and a diversion of the management of NKE’s attention and resources. If NKE trading is halted, trading in Shares of the Fund may be impacted, either temporarily or indefinitely.

NKE Performance Risk. NKE may fail to meet its publicly announced guidelines or other expectations about its business, which could cause the price of NKE to decline. NKE provides guidance regarding its expected financial and business performance, such as projections regarding sales and production, as well as anticipated future revenues, gross margins, profitability and cash flows. Correctly identifying key factors affecting business conditions and predicting future events is inherently an uncertain process, and the guidance NKE provides may not ultimately be accurate and has in the past been inaccurate in certain respects, such as the timing of new product manufacturing ramps. The guidance is based on certain assumptions such as those relating to global and local economic conditions, anticipated production and sales volumes (which generally are not linear throughout a given period), average sales prices, supplier and commodity costs, and planned cost reductions. If NKE’s guidance is not accurate or varies from actual results due to its inability to meet the assumptions or the impact on its financial performance that could occur as a result of various risks and uncertainties, the market value of common stock issued by NKE could decline significantly.

Athletic Footwear, Apparel and Equipment Industry Risks. The athletic footwear, apparel and equipment industry, including companies like NKE, faces numerous risks. Its success is contingent on rapidly shifting consumer preferences and design trends, linked to the popularity of various sports and fitness activities. The industry is highly competitive globally, not just in terms of product offerings and technology, but also in marketing, customer service, social media presence, and production costs. The competition includes diverse players, from athletic and leisure footwear firms to larger conglomerates with broad product lines. This demands constant innovation and adaptability, with significant risk factors being changes in technology and consumer tastes in athletic and leisure footwear, apparel, and equipment markets. The ability to maintain and enhance brand image and reputation is crucial in this space, relying heavily on marketing efforts, product quality, and innovation. Failure to meet these objectives or tarnish of brand reputation due to negative publicity or legal actions, founded or unfounded, can lead to a decrease in long-term consumer demand. The increasing importance of social media and digital platforms further intensifies these risks, as any adverse comments or posts can inflict serious damage to the brand image, potentially affecting sales, financial condition, and operational results.

Tariff and Import/Export Regulations Risk. Changes in the import and export policies of the U.S. government or other countries, including trade restrictions, sanctions and countersanctions, increased tariffs or quotas, trade agreement enforcement practices, embargoes or safeguards, could require NKE to change the way it conducts business and adversely affect its result of operations. In addition, changes or proposed changes in laws and policies governing foreign trade, manufacturing, development and investment in the territories or countries where NKE currently sells its products could adversely affect NKE’s business, including increased cost of sales. Changes or proposed changes in U.S. or other countries’ trade policies have resulted and may further result in restrictions and economic disincentives on international trade. Tariffs and other changes in U.S. trade policy have in the past and could in the future trigger retaliatory actions by affected countries, and protectionist trends in the United States or in other countries could affect the trade environment.

NVDA Risk. The NVDA Fund invests in options contracts and swaps that are based on the value of NVDA and may also invest directly in NVDA. These investments in options contracts and swaps subject the Fund to certain of the same risks as if it owned shares of NVDA, even though it may not; although at times the Fund may also hold shares of NVDA directly. By virtue of these investments, the Fund may be subject to the following risks:

Indirect Investment in NVDA Risk. NVIDIA Corporation is not affiliated with the Trust, the Fund, the Adviser, or their respective affiliates and is not involved with this offering in any way and has no obligation to consider your Shares in taking any corporate actions that might affect the value of Shares. Investors in the Fund will not have voting rights and will not be able to influence management of the company but will be exposed to the performance of NVDA (the underlying stock). Except to the extent the Fund invests directly in NVDA, investors in the Fund will not have rights to receive dividends or other distributions or any other rights with respect to the underlying stock but will be subject to declines in the performance of the underlying stock.

NVDA Trading Risk. The trading price of NVDA may be highly volatile and could continue to be subject to wide fluctuations in response to various factors. The stock market in general, and the market for technology companies in particular, has experienced extreme price and volume fluctuations that have often been unrelated or disproportionate to the operating performance of those companies. In particular, a large proportion of NVDA may be traded by short sellers which may put pressure on the supply and demand for the common stock of NVIDIA Corporation, further influencing volatility in its market price. Public perception and other factors outside of the control of NVIDIA Corporation may additionally impact NVDA’s stock price due to NVIDIA Corporation garnering a disproportionate degree of public attention, regardless of actual operating performance. In addition, in the past, following periods of volatility in the overall market and the market price of a particular company’s securities, securities class action litigation has often been instituted against companies such as these. Moreover, stockholder litigation like this has been filed against NVIDIA Corporation in the past. While NVIDIA Corporation continues to defend such actions, any judgment against NVIDIA Corporation, or any future stockholder litigation could result in substantial costs and a diversion of the management of NVIDIA Corporation’s attention and resources. If NVDA trading is halted, trading in Shares of the Fund may be impacted, either temporarily or indefinitely.

NVIDIA Corporation Performance Risk. NVIDIA Corporation may fail to meet its publicly announced guidelines or other expectations about its business, which could cause the price of NVDA to decline. NVIDIA Corporation provides guidance regarding its expected financial and business performance, such as projections regarding sales and production, as well as anticipated future revenues, gross margins, profitability and cash flows. Correctly identifying key factors affecting business conditions and predicting future events is inherently an uncertain process, and the guidance NVIDIA Corporation provides may not ultimately be accurate and has in the past been inaccurate in certain respects, such as the timing of new product manufacturing ramps. The guidance is based on certain assumptions such as those relating to global and local economic conditions, anticipated production and sales volumes (which generally are not linear throughout a given period), average sales prices, supplier and commodity costs, and planned cost reductions. If NVIDIA Corporation’s guidance is not accurate or varies from actual results due to its inability to meet the assumptions or the impact on its financial performance that could occur as a result of various risks and uncertainties, the market value of common stock issued by NVIDIA Corporation could decline significantly.

NVDA’s accelerated computing platforms address four large markets: Gaming, Data Center, Professional Visualization, and Automotive. These markets experience rapid changes in technology, customer requirements, new product introductions and enhancements, and industry standards.

Information Technology Companies Risk. Information technology companies face intense competition, both domestically and internationally, which may have an adverse effect on profit margins. Like other technology companies, information technology companies may have limited product lines, markets, financial resources or personnel. The products of information technology companies may face obsolescence due to rapid technological developments, frequent new product introduction, unpredictable changes in growth rates and competition for the services of qualified personnel. Companies in the information technology sector are heavily dependent on patent and intellectual property rights. The loss or impairment of these rights may adversely affect the profitability of these companies. Information technology companies are facing increased government and regulatory scrutiny and may be subject to adverse government or regulatory action.

Semiconductor Company Risk. Competitive pressures may have a significant effect on the financial condition of semiconductor companies and, as product cycles shorten and manufacturing capacity increases, these companies may become increasingly subject to aggressive pricing, which hampers profitability. Reduced demand for end-user products, under-utilization of manufacturing capacity, and other factors could adversely impact the operating results of companies in the semiconductor sector. Semiconductor companies typically face high capital costs and may be heavily dependent on intellectual property rights. The semiconductor sector is highly cyclical, which may cause the operating results of many semiconductor companies to vary significantly. The stock prices of companies in the semiconductor sector have been and likely will continue to be extremely volatile.

ORCL Risk. The ORCL Fund invests in options contracts and swaps that are based on the value of ORCL and may also invest directly in ORCL. These investments in options contracts and swaps subject the Fund to certain of the same risks as if it owned shares of ORCL, even though it may not; although at times the Fund may also hold shares of ORCL directly. By virtue of these investments, the Fund may be subject to the following risks:

Indirect Investment in ORCL Risk. ORCL is not affiliated with the Trust, the Fund, the Adviser, or their respective affiliates and is not involved with this offering in any way and has no obligation to consider your Shares in taking any corporate actions that might affect the value of Shares. Investors in the Fund will not have voting rights and will not be able to influence the management of ORCL but will be exposed to the performance of ORCL (the underlying stock). Except to the extent the Fund invests directly in ORCL, investors in the Fund will not have rights to receive dividends or other distributions or any other rights with respect to the underlying stock but will be subject to declines in the performance of the underlying stock.

ORCL Trading Risk. The trading price of ORCL may be highly volatile and could continue to be subject to wide fluctuations in response to various factors. The stock market in general, and the market for technology companies in particular, has experienced extreme price and volume fluctuations that have often been unrelated or disproportionate to the operating performance of those companies. In particular, a large proportion of ORCL may be traded by short sellers which may put pressure on the supply and demand for the common stock of ORCL, further influencing volatility in its market price. Public perception and other factors outside of the control of ORCL may additionally impact ORCL’s stock price due to ORCL garnering a disproportionate degree of public attention, regardless of actual operating performance. In addition, in the past, following periods of volatility in the overall market and the market price of a particular company’s securities, securities class action litigation has often been instituted against companies such as these. Moreover, stockholder litigation like this has been filed against ORCL in the past. While ORCL continues to defend such actions, any judgment against ORCL, or any future stockholder litigation could result in substantial costs and a diversion of the management of ORCL’s attention and resources. If ORCL trading is halted, trading in Shares of the Fund may be impacted, either temporarily or indefinitely.

ORCL Performance Risk. ORCL may fail to meet its publicly announced guidelines or other expectations about its business, which could cause the price of ORCL to decline. ORCL provides guidance regarding its expected financial and business performance, such as projections regarding sales and production, as well as anticipated future revenues, gross margins, profitability and cash flows. Correctly identifying key factors affecting business conditions and predicting future events is inherently an uncertain process, and the guidance ORCL provides may not ultimately be accurate and has in the past been inaccurate in certain respects, such as the timing of new product manufacturing ramps. The guidance is based on certain assumptions such as those relating to global and local economic conditions, anticipated production and sales volumes (which generally are not linear throughout a given period), average sales prices, supplier and commodity costs, and planned cost reductions. If ORCL’s guidance is not accurate or varies from actual results due to its inability to meet the assumptions or the impact on its financial performance that could occur as a result of various risks and uncertainties, the market value of common stock issued by ORCL could decline significantly.

Information Technology Companies Risk. Information technology companies face intense competition, both domestically and internationally, which may have an adverse effect on profit margins. Like other technology companies, information technology companies may have limited product lines, markets, financial resources or personnel. The products of information technology companies may face obsolescence due to rapid technological developments, frequent new product introduction, unpredictable changes in growth rates and competition for the services of qualified personnel. Companies in the information technology sector are heavily dependent on patent and intellectual property rights. The loss or impairment of these rights may adversely affect the profitability of these companies. Information technology companies are facing increased government and regulatory scrutiny and may be subject to adverse government or regulatory action.

Software Industry Risk. The software industry can be significantly affected by intense competition, aggressive pricing, technological innovations, and product obsolescence. Companies in the software industry are subject to significant competitive pressures, such as aggressive pricing, new market entrants, competition for market share, short product cycles due to an accelerated rate of technological developments and the potential for limited earnings and/or falling profit margins. These companies also face the risks that new services, equipment or technologies will not be accepted by consumers and businesses or will become rapidly obsolete. These factors can affect the profitability of these companies and, as a result, the value of their securities. Also, patent protection is integral to the success of many companies in this industry, and profitability can be affected materially by, among other things, the cost of obtaining (or failing to obtain) patent approvals, the cost of litigating patent infringement and the loss of patent protection for products (which significantly increases pricing pressures and can materially reduce profitability with respect to such products). In addition, many software companies have limited operating histories. Prices of these companies’ securities historically have been more volatile than other securities, especially over the short term.

Artificial Intelligence Risk. Machine learning and artificial intelligence (“AI”), including generative AI, agentic AI and LLMs, are increasingly driving innovations in technology, and AI technology and services are highly competitive and rapidly evolving. If ORCL is unable to introduce new AI products or if its AI products fail to operate as anticipated or as well as competing products or otherwise do not meet customer needs, or if ORCL’s competitors’ AI products achieve higher market acceptance, ORCL may fail to recoup its investments in AI and its business and reputation may be harmed. In addition, AI technologies are rapidly changing and present evolving legal, regulatory and ethical issues, as well as sometimes unpredictable behaviors or improper use of copyrighted or protected materials, such as personal information, any of which could expose ORCL or its customers to reputational or legal risk and inhibit adoption of its AI products.

PYPL Risk. The PYPL Fund invests in options contracts and swaps that are based on the value of PYPL and may also invest directly in PYPL. These investments in options contracts and swaps subject the Fund to certain of the same risks as if it owned shares of PYPL, even though it may not; although at times the Fund may also hold shares of PYPL directly. By virtue of these investments, the Fund may be subject to the following risks:

Indirect Investment in PYPL Risk. PYPL is not affiliated with the Trust, the Fund, the Adviser, or their respective affiliates and is not involved with this offering in any way and has no obligation to consider your Shares in taking any corporate actions that might affect the value of Shares. Investors in the Fund will not have voting rights and will not be able to influence management of PYPL but will be exposed to the performance of PYPL (the underlying stock). Except to the extent the Fund invests directly in PYPL, investors in the Fund will not have rights to receive dividends or other distributions or any other rights with respect to the underlying stock but will be subject to declines in the performance of the underlying stock.

PYPL Trading Risk. The trading price of PYPL may be highly volatile and could continue to be subject to wide fluctuations in response to various factors. The stock market in general, and the market for technology companies in particular, has experienced extreme price and volume fluctuations that have often been unrelated or disproportionate to the operating performance of those companies. In particular, a large proportion of PYPL may be traded by short sellers which may put pressure on the supply and demand for the Class A common stock of PYPL, further influencing volatility in its market price. Public perception and other factors outside of the control of PYPL may additionally impact GOOG’s stock price due to PYPL garnering a disproportionate degree of public attention, regardless of actual operating performance. In addition, in the past, following periods of volatility in the overall market and the market price of a particular company’s securities, securities class action litigation has often been instituted against companies such as these. Moreover, stockholder litigation like this has been filed against PYPL in the past. While PYPL continues to defend such actions, any judgment against PYPL, or any future stockholder litigation could result in substantial costs and a diversion of the management of PYPL’s attention and resources. If PYPL trading is halted, trading in Shares of the Fund may be impacted, either temporarily or indefinitely.

Transaction and Payment Processing Industry Risks. Investing in the transaction and payment processing industry entails several risks. Cyberattacks and security vulnerabilities pose a significant threat, potentially leading to severe damage. Business interruptions or system failures can disrupt company operations, impacting its websites, applications, products, and services. Intense competition, changes in payment card networks or bank fees, and reliance on third-parties contribute to operational risks. Transaction and payment processing companies must continuously adapt to technological developments to offer innovative products and services, as failure to do so may result in declining product usage and revenues. The company is subject to extensive government regulation and compliance requirements, with potential consequences for non-compliance, including significant costs, liabilities, and the need for additional licenses or regulatory approvals. Regional regulations and licensing requirements add complexity, particularly in markets such as the European Economic Area and the United Kingdom, where specific obligations and potential enforcement actions exist. The evolving regulatory landscape and uncertainties surrounding cryptocurrency regulations introduce further risks, potentially leading to additional regulations, licensing requirements, and the need to modify or discontinue cryptocurrency offerings. Transaction and payment processing companies’ lending activities are subject to federal and state laws, with increasing regulatory focus on consumer lending potentially leading to policy and operational changes. Compliance with privacy and data protection laws is crucial to avoid fines, penalties, and reputational harm. Lastly, a transaction and payment processing company’s international operations expose the company to regulatory scrutiny and global economic conditions.

Financial Services Industry Risk. Financial services companies are subject to extensive governmental regulation which may limit both the amounts and types of loans and other financial commitments they can make, the interest rates and fees they can charge, the scope of their activities, the prices they can charge and the amount of capital they must maintain. Profitability is largely dependent on the availability and cost of capital funds and can fluctuate significantly when interest rates change or due to increased competition. In addition, deterioration of the credit markets generally may cause an adverse impact in a broad range of markets, including U.S. and international credit and interbank money markets generally, thereby affecting a wide range of financial institutions and markets. Certain events in the financial industry may cause an unusually high degree of volatility in the financial markets, both domestic and foreign, and cause certain financial services companies to incur large losses. Securities of financial services companies may experience a dramatic decline in value when such companies experience substantial declines in the valuations of their assets, take action to raise capital (such as the issuance of debt or equity securities), or cease operations. Credit losses resulting from financial difficulties of borrowers and financial losses associated with investment activities can negatively impact the industry. Insurance companies may be subject to severe price competition. Adverse economic, business or political developments could adversely affect financial institutions engaged in mortgage finance or other lending or investing activities directly or indirectly connected to the value of real estate.

ROKU Risk. The ROKU Fund invests in options contracts and swaps that are based on the value of ROKU and may also invest directly in ROKU. These investments in options contracts and swaps subject the Fund to certain of the same risks as if it owned shares of ROKU, even though it may not; although at times the Fund may also hold shares of ROKU directly. By virtue of these investments, the Fund may be subject to the following risks:

Indirect Investment in ROKU Risk. ROKU is not affiliated with the Trust, the Fund, the Adviser, or their respective affiliates and is not involved with this offering in any way and has no obligation to consider your Shares in taking any corporate actions that might affect the value of Shares. Investors in the Fund will not have voting rights and will not be able to influence the management of ROKU but will be exposed to the performance of ROKU (the underlying stock). Except to the extent the Fund invests directly in ROKU, investors in the Fund will not have rights to receive dividends or other distributions or any other rights with respect to the underlying stock but will be subject to declines in the performance of the underlying stock.

ROKU Trading Risk. The trading price of ROKU may exhibit high volatility and could continue to experience wide fluctuations due to various factors. The stock market at large, and the market for entertainment companies specifically, has seen extreme price and volume fluctuations often unrelated or disproportionate to the operating performance of these entities. Notably, a sizable proportion of ROKU shares may be traded by short sellers, potentially impacting the supply and demand for ROKU’s common stock and further influencing volatility in its market price. Public perception and other external factors beyond ROKU’s control may also impact ROKU’s stock price, especially given ROKU attracting a disproportionate degree of public attention, irrespective of actual operating performance. Furthermore, in the past, following periods of market volatility and fluctuation in a company’s stock price, securities class action litigation has often been initiated against such companies. Similar stockholder litigation has been filed against ROKU previously. While ROKU continues to defend against such actions, any adverse judgment, or any future stockholder litigation could result in substantial costs and divert the management of ROKU’s focus and resources. In the event trading of ROKU is halted, trading in shares of the Fund may be affected, either temporarily or indefinitely.

ROKU Performance Risk. ROKU may fail to meet its publicly announced guidelines or other expectations about its business, which could cause the price of ROKU to decline. ROKU provides guidance regarding its expected financial and business performance, such as projections regarding sales and production, as well as anticipated future revenues, gross margins, profitability and cash flows. Correctly identifying key factors affecting business conditions and predicting future events is inherently an uncertain process, and the guidance ROKU provides may not ultimately be accurate and has in the past been inaccurate in certain respects, such as the timing of new product manufacturing ramps. The guidance is based on certain assumptions such as those relating to global and local economic conditions, anticipated production and sales volumes (which generally are not linear throughout a given period), average sales prices, supplier and commodity costs, and planned cost reductions. If ROKU’s guidance is not accurate or varies from actual results due to its inability to meet the assumptions or the impact on its financial performance that could occur as a result of various risks and uncertainties, the market value of common stock issued by ROKU could decline significantly.

Entertainment Industry Risk: The entertainment industry, which is a separate industry within the communication services sector, is highly competitive and relies on consumer spending and the availability of disposable income for success. The prices of the securities of companies in the entertainment industry may fluctuate widely due to competitive pressures, heavy expenses incurred for research and development of products, problems related to bringing products to market, consumer preferences and rapid obsolescence of products. Legislative or regulatory changes and increased government supervision also may affect companies in the entertainment industry.

SNOW Risk. The SNOW Fund invests in options contracts and swaps that are based on the value of SNOW and may also invest directly in SNOW. These investments in options contracts and swaps subject the Fund to certain of the same risks as if it owned shares of SNOW, even though it may not; although at times the Fund may also hold shares of SNOW directly. By virtue of these investments, the Fund may be subject to the following risks:

Indirect Investment in SNOW Risk. SNOW is not affiliated with the Trust, the Fund, the Adviser, or their respective affiliates and is not involved with this offering in any way and has no obligation to consider your Shares in taking any corporate actions that might affect the value of Shares. Investors in the Fund will not have voting rights and will not be able to influence the management of SNOW but will be exposed to the performance of SNOW (the underlying stock). Except to the extent the Fund invests directly in SNOW, investors in the Fund will not have rights to receive dividends or other distributions or any other rights with respect to the underlying stock but will be subject to declines in the performance of the underlying stock.

SNOW Trading Risk. The trading price of SNOW may be highly volatile and could continue to be subject to wide fluctuations in response to various factors. The stock market in general, and the market for technology companies in particular, has experienced extreme price and volume fluctuations that have often been unrelated or disproportionate to the operating performance of those companies. In particular, a large proportion of SNOW may be traded by short sellers which may put pressure on the supply and demand for the common stock of SNOW, further influencing volatility in its market price. Public perception and other factors outside of the control of SNOW may additionally impact SNOW’s stock price due to SNOW garnering a disproportionate degree of public attention, regardless of actual operating performance. In addition, in the past, following periods of volatility in the overall market and the market price of a particular company’s securities, securities class action litigation has often been instituted against companies such as these. Moreover, stockholder litigation like this has been filed against SNOW in the past. While SNOW continues to defend such actions, any judgment against SNOW, or any future stockholder litigation could result in substantial costs and a diversion of the management of SNOW’s attention and resources. If SNOW trading is halted, trading in Shares of the Fund may be impacted, either temporarily or indefinitely.

SNOW Performance Risk. SNOW may fail to meet its publicly announced guidelines or other expectations about its business, which could cause the price of SNOW to decline. SNOW provides guidance regarding its expected financial and business performance, such as projections regarding sales and production, as well as anticipated future revenues, gross margins, profitability and cash flows. Correctly identifying key factors affecting business conditions and predicting future events is inherently an uncertain process, and the guidance SNOW provides may not ultimately be accurate and has in the past been inaccurate in certain respects, such as the timing of new product manufacturing ramps. The guidance is based on certain assumptions such as those relating to global and local economic conditions, anticipated production and sales volumes (which generally are not linear throughout a given period), average sales prices, supplier and commodity costs, and planned cost reductions. If SNOW’s guidance is not accurate or varies from actual results due to its inability to meet the assumptions or the impact on its financial performance that could occur as a result of various risks and uncertainties, the market value of common stock issued by SNOW could decline significantly.

Information Technology Services Industry Risk. The information technology services industry can be significantly affected by intense competition, aggressive pricing, technological innovations, and product obsolescence. Companies in the information technology services industry are subject to significant competitive pressures, such as aggressive pricing, new market entrants, competition for market share, short product cycles due to an accelerated rate of technological developments and the potential for limited earnings and/or falling profit margins. These companies also face the risks that new services, equipment or technologies will not be accepted by consumers and businesses or will become rapidly obsolete. These factors can affect the profitability of these companies and, as a result, the value of their securities. Also, patent protection is integral to the success of many companies in this industry, and profitability can be affected materially by, among other things, the cost of obtaining (or failing to obtain) patent approvals, the cost of litigating patent infringement and the loss of patent protection for products (which significantly increases pricing pressures and can materially reduce profitability with respect to such products). In addition, many software companies have limited operating histories. Prices of these companies’ securities historically have been more volatile than other securities, especially over the short term.

Artificial Intelligence Risk. SNOW is investing significantly in artificial intelligence (“AI”) technology. Its competitors are pursuing similar opportunities and may, as a result of greater resources, branding or otherwise, develop, adopt and implement AI technology faster or more successfully than SNOW does, which could impair its ability to compete effectively and adversely affect its business, financial condition and results of operations. In addition, the legal and regulatory landscape applicable to AI technology is uncertain and is evolving rapidly, which may result in new and enhanced governmental or regulatory scrutiny, litigation, confidentiality, privacy or security risks, ethical concerns, legal liability or other complications that could adversely affect SNOW’s business, reputation or financial condition, or results of operations.

XYZ Risk. The XYZ Fund invests in options contracts and swaps that are based on the value of XYZ and may also invest directly in XYZ. These investments in options contracts and swaps subject the Fund to certain of the same risks as if it owned shares of XYZ, even though it may not; although at times the Fund may also hold shares of XYZ directly. By virtue of these investments, the Fund may be subject to the following risks:

Indirect Investment in XYZ Risk. Block, Inc. is not affiliated with the Trust, the Fund, the Adviser, or their respective affiliates and is not involved with this offering in any way and has no obligation to consider your Shares in taking any corporate actions that might affect the value of Shares. Investors in the Fund will not have voting rights and will not be able to influence management of the company but will be exposed to the performance of XYZ (the underlying stock). Except to the extent the Fund invests directly in XYZ, investors in the Fund will not have rights to receive dividends or other distributions or any other rights with respect to the underlying stock but will be subject to declines in the performance of the underlying stock.

XYZ Trading Risk. The trading price of XYZ may be highly volatile and could continue to be subject to wide fluctuations in response to various factors. The stock market in general, and the market for technology companies in particular, has experienced extreme price and volume fluctuations that have often been unrelated or disproportionate to the operating performance of those companies. In particular, a large proportion of XYZ may be traded by short sellers which may put pressure on the supply and demand for the common stock of Block, Inc., further influencing volatility in its market price. Public perception and other factors outside of the control of Block, Inc. may additionally impact XYZ’s stock price due to Block, Inc. garnering a disproportionate degree of public attention, regardless of actual operating performance. In addition, in the past, following periods of volatility in the overall market and the market price of a particular company’s securities, securities class action litigation has often been instituted against companies such as these. Moreover, stockholder litigation like this has been filed against Block, Inc. in the past. While Block, Inc. continues to defend such actions, any judgment against Block, Inc., or any future stockholder litigation could result in substantial costs and a diversion of the management of Block, Inc.’s attention and resources. If XYZ trading is halted, trading in Shares of the Fund may be impacted, either temporarily or indefinitely.

Block, Inc. Performance Risk. Block, Inc. may fail to meet its publicly announced guidelines or other expectations about its business, which could cause the price of XYZ to decline. Block, Inc. provides guidance regarding its expected financial and business performance, such as projections regarding sales and production, as well as anticipated future revenues, gross margins, profitability and cash flows. Correctly identifying key factors affecting business conditions and predicting future events is inherently an uncertain process, and the guidance Block, Inc. provides may not ultimately be accurate and has in the past been inaccurate in certain respects, such as the timing of new product manufacturing ramps. The guidance is based on certain assumptions such as those relating to global and local economic conditions, anticipated production and sales volumes (which generally are not linear throughout a given period), average sales prices, supplier and commodity costs, and planned cost reductions. If Block, Inc.’s guidance is not accurate or varies from actual results due to its inability to meet the assumptions or the impact on its financial performance that could occur as a result of various risks and uncertainties, the market value of common stock issued by Block, Inc. could decline significantly.

Software Industry Risk. The software industry can be significantly affected by intense competition, aggressive pricing, technological innovations, and product obsolescence. Companies in the software industry are subject to significant competitive pressures, such as aggressive pricing, new market entrants, competition for market share, short product cycles due to an accelerated rate of technological developments and the potential for limited earnings and/or falling profit margins. These companies also face the risks that new services, equipment or technologies will not be accepted by consumers and businesses or will become rapidly obsolete. These factors can affect the profitability of these companies and, as a result, the value of their securities. Also, patent protection is integral to the success of many companies in this industry, and profitability can be affected materially by, among other things, the cost of obtaining (or failing to obtain) patent approvals, the cost of litigating patent infringement and the loss of patent protection for products (which significantly increases pricing pressures and can materially reduce profitability with respect to such products). In addition, many software companies have limited operating histories. Prices of these companies’ securities historically have been more volatile than other securities, especially over the short term.

Financial Services Industry Risk. Financial services companies are subject to extensive governmental regulation which may limit both the amounts and types of loans and other financial commitments they can make, the interest rates and fees they can charge, the scope of their activities, the prices they can charge and the amount of capital they must maintain. Profitability is largely dependent on the availability and cost of capital funds and can fluctuate significantly when interest rates change or due to increased competition. In addition, deterioration of the credit markets generally may cause an adverse impact in a broad range of markets, including U.S. and international credit and interbank money markets generally, thereby affecting a wide range of financial institutions and markets. Certain events in the financial industry may cause an unusually high degree of volatility in the financial markets, both domestic and foreign, and cause certain financial services companies to incur large losses. Securities of financial services companies may experience a dramatic decline in value when such companies experience substantial declines in the valuations of their assets, take action to raise capital (such as the issuance of debt or equity securities), or cease operations. Credit losses resulting from financial difficulties of borrowers and financial losses associated with investment activities can negatively impact the industry. Insurance companies may be subject to severe price competition. Adverse economic, business or political developments could adversely affect financial institutions engaged in mortgage finance or other lending or investing activities directly or indirectly connected to the value of real estate.

Transaction and Payment Processing Industry Risks. Investing in the transaction and payment processing industry entails several risks. Cyberattacks and security vulnerabilities pose a significant threat, potentially leading to severe damage. Business interruptions or system failures can disrupt company operations, impacting its websites, applications, products, and services. Intense competition, changes in payment card networks or bank fees, and reliance on third-parties contribute to operational risks. Transaction and payment processing companies must continuously adapt to technological developments to offer innovative products and services, as failure to do so may result in declining product usage and revenues. The company is subject to extensive government regulation and compliance requirements, with potential consequences for non-compliance, including significant costs, liabilities, and the need for additional licenses or regulatory approvals. Regional regulations and licensing requirements add complexity, particularly in markets such as the European Economic Area and the United Kingdom, where specific obligations and potential enforcement actions exist. The evolving regulatory landscape and uncertainties surrounding cryptocurrency regulations introduce further risks, potentially leading to additional regulations, licensing requirements, and the need to modify or discontinue cryptocurrency as a payment option or otherwise. Transaction and payment processing companies’ lending activities are subject to federal and state laws, with increasing regulatory focus on consumer lending potentially leading to policy and operational changes. Compliance with privacy and data protection laws is crucial to avoid fines, penalties, and reputational harm. Lastly, a transaction and payment processing company’s international operations expose the company to regulatory scrutiny and global economic conditions.

TGT Risk. The TGT Fund invests in options contracts and swaps that are based on the value of TGT and may also invest directly in TGT. These investments in options contracts and swaps subject the Fund to certain of the same risks as if it owned shares of TGT, even though it may not; although at times the Fund may also hold shares of TGT directly. By virtue of these investments, the Fund may be subject to the following risks:

Indirect Investment in TGT Risk. TGT is not affiliated with the Trust, the Fund, the Adviser, or their respective affiliates and is not involved with this offering in any way and has no obligation to consider your Shares in taking any corporate actions that might affect the value of Shares. Investors in the Fund will not have voting rights and will not be able to influence the management of TGT but will be exposed to the performance of TGT (the underlying stock). Except to the extent the Fund invests directly in TGT, investors in the Fund will not have rights to receive dividends or other distributions or any other rights with respect to the underlying stock but will be subject to declines in the performance of the underlying stock.

TGT Trading Risk. The trading price of TGT may be highly volatile and could continue to be subject to wide fluctuations in response to various factors. The stock market in general, and the market for retail companies in particular, has experienced extreme price and volume fluctuations that have often been unrelated or disproportionate to the operating performance of those companies. In particular, a large proportion of TGT may be traded by short sellers which may put pressure on the supply and demand for the common stock of TGT, further influencing volatility in its market price. Public perception and other factors outside of the control of TGT may additionally impact TGT’s stock price due to TGT garnering a disproportionate degree of public attention, regardless of actual operating performance. In addition, in the past, following periods of volatility in the overall market and the market price of a particular company’s securities, securities class action litigation has often been instituted against companies such as these. Moreover, stockholder litigation like this has been filed against TGT in the past. While TGT continues to defend such actions, any judgment against TGT, or any future stockholder litigation could result in substantial costs and a diversion of the management of TGT’s attention and resources. If TGT trading is halted, trading in Shares of the Fund may be impacted, either temporarily or indefinitely.

TGT Performance Risk. TGT may fail to meet its publicly announced guidelines or other expectations about its business, which could cause the price of TGT to decline. TGT provides guidance regarding its expected financial and business performance, such as projections regarding sales and production, as well as anticipated future revenues, gross margins, profitability and cash flows. Correctly identifying key factors affecting business conditions and predicting future events is inherently an uncertain process, and the guidance TGT provides may not ultimately be accurate and has in the past been inaccurate in certain respects, such as the timing of new product manufacturing ramps. The guidance is based on certain assumptions such as those relating to global and local economic conditions, anticipated production and sales volumes (which generally are not linear throughout a given period), average sales prices, supplier and commodity costs, and planned cost reductions. If TGT’s guidance is not accurate or varies from actual results due to its inability to meet the assumptions or the impact on its financial performance that could occur as a result of various risks and uncertainties, the market value of common stock issued by TGT could decline significantly.

Consumer Staples Distribution Industry Risk. The consumer staples distribution industry is exposed to a number of risks that could potentially impact its performance. A key risk factor is economic fluctuation; in times of economic downturn, consumers tend to cut back on spending, which can lead to decreased revenues. Conversely, during prosperous periods, consumers may shift towards higher-end retail outlets, again affecting the industry’s sales. Moreover, the industry faces intense competition, both from traditional brick-and-mortar stores and from e-commerce platforms, which can influence pricing strategies and profit margins. Operational risks, such as supply chain disruptions or increases in operating costs like wages or rent, can also impact profitability. Further, changes in consumer preferences and demands, including trends towards online shopping and sustainable or ethical products, pose ongoing challenges. Regulatory changes and compliance requirements represent additional risk factors. In addition, reputational damage from issues such as poor customer service or product quality can affect customer loyalty and long-term success.

TSLA Risk. The TSLA Fund invests in options contracts and swaps that are based on the value of TSLA and may also invest directly in TSLA. These investments in options contracts and swaps subject the Fund to certain of the same risks as if it owned shares of TSLA, even though it may not; although at times the Fund may also hold shares of TSLA directly. By virtue of these investments, the Fund may be subject to the following risks:

Indirect Investment in TSLA Risk. Tesla, Inc. is not affiliated with the Trust, the Fund, the Adviser, or their respective affiliates and is not involved with this offering in any way and has no obligation to consider your Shares in taking any corporate actions that might affect the value of Shares. Investors in the Fund will not have voting rights and will not be able to influence management of the company but will be exposed to the performance of TSLA (the underlying stock). Except to the extent the Fund invests directly in TSLA, investors in the Fund will not have rights to receive dividends or other distributions or any other rights with respect to the underlying stock but will be subject to declines in the performance of the underlying stock.

TSLA Trading Risk. The trading price of TSLA may be highly volatile and could continue to be subject to wide fluctuations in response to various factors. The stock market in general, and the market for automotive companies in particular, has experienced extreme price and volume fluctuations that have often been unrelated or disproportionate to the operating performance of those companies. In particular, a large proportion of TSLA may be traded by short sellers which may put pressure on the supply and demand for the common stock of Tesla, Inc., further influencing volatility in its market price. Public perception and other factors outside of the control of Tesla, Inc. may additionally impact TSLA’s stock price due to Tesla, Inc. garnering a disproportionate degree of public attention, regardless of actual operating performance. In addition, in the past, following periods of volatility in the overall market and the market price of a particular company’s securities, securities class action litigation has often been instituted against companies such as these. Moreover, stockholder litigation like this has been filed against Tesla, Inc. in the past. While Tesla, Inc. continues to defend such actions, any judgment against Tesla, Inc., or any future stockholder litigation could result in substantial costs and a diversion of the management of Tesla, Inc.’s attention and resources. If TSLA trading is halted, trading in Shares of the Fund may be impacted, either temporarily or indefinitely.

Tesla, Inc. Performance Risk. Tesla, Inc. may fail to meet its publicly announced guidelines or other expectations about its business, which could cause the price of TSLA to decline. Tesla, Inc. provides guidance regarding its expected financial and business performance, such as projections regarding sales and production, as well as anticipated future revenues, gross margins, profitability and cash flows. Correctly identifying key factors affecting business conditions and predicting future events is inherently an uncertain process, and the guidance Tesla, Inc. provides may not ultimately be accurate and has in the past been inaccurate in certain respects, such as the timing of new product manufacturing ramps. The guidance is based on certain assumptions such as those relating to global and local economic conditions, anticipated production and sales volumes (which generally are not linear throughout a given period), average sales prices, supplier and commodity costs, and planned cost reductions. If Tesla, Inc.’s guidance is not accurate or varies from actual results due to its inability to meet the assumptions or the impact on its financial performance that could occur as a result of various risks and uncertainties, the market value of common stock issued by Tesla, Inc. could decline significantly.

Electric Vehicles Risk. The future growth and success of Tesla, Inc. are dependent upon consumers’ demand for electric vehicles, and specifically, its vehicles in an automotive industry that is generally competitive, cyclical and volatile. If the market for electric vehicles in general and Tesla, Inc. vehicles in particular does not develop as Tesla, Inc. expects, develops more slowly than it expects, or if demand for its vehicles decreases in its markets or its vehicles compete with each other, the business, prospects, financial condition and operating results of Tesla, Inc. may be harmed. Tesla, Inc. is still at an earlier stage of development and have limited resources and production relative to established competitors that offer internal combustion engine vehicles. In addition, electric vehicles still comprise a small percentage of overall vehicle sales. As a result, the market for Tesla, Inc. vehicles could be negatively affected by numerous factors, such as: (i) perceptions about electric vehicle features, quality, safety, performance and cost; (ii) perceptions about the limited range over which electric vehicles may be driven on a single battery charge, and access to charging facilities; (iii) competition, including from other types of alternative fuel vehicles, plug-in hybrid electric vehicles and high fuel-economy internal combustion engine vehicles; (iv) volatility in the cost of oil and gasoline, such as wide fluctuations in crude oil prices; (v) government regulations and economic incentives; and (vi) concerns about the future viability of Tesla, Inc. Finally, the target demographics for Tesla, Inc. vehicles are highly competitive. Sales of vehicles in the automotive industry tend to be cyclical in many markets, which may expose Tesla, Inc. to further volatility.

Automotive Companies Risk. The automotive industry can be highly cyclical, and companies in the industry may suffer periodic operating losses. Automotive companies can be significantly affected by labor relations, fluctuating component prices and supplier disruptions. Developments in automotive technologies (e.g., autonomous vehicle technologies) may require significant capital expenditures that may not generate profits for several years, if ever. Automotive companies may be significantly subject to government policies and regulations regarding imports and exports of automotive products. Governmental policies affecting the automotive industry, such as taxes, tariffs, duties, subsidies, and import and export restrictions on automotive products can influence industry profitability. In addition, such companies must comply with environmental laws and regulations, for which there may be severe consequences for non-compliance. While most of the major automotive manufacturers are large companies, certain others may be non-diversified in both product line and customer base and may be more vulnerable to certain events that may negatively impact the automotive industry.

Elon Musk’s Influence on TSLA Risk. The Fund’s performance is closely tied to the stock price of TSLA, which may be significantly impacted by the actions, decisions, and public statements of its CEO, Elon Musk. His social media activity, interviews, and public remarks have historically caused sharp volatility in TSLA’s stock price and have, at times, resulted in regulatory scrutiny and legal proceedings. Additionally, Mr. Musk’s leadership decisions, including strategic shifts or changes in Tesla’s business model, could introduce uncertainty. His involvement in multiple high-profile ventures, such as SpaceX and X (formerly Twitter), may also raise concerns about his focus on Tesla. Furthermore, any potential reduction in his role or departure from Tesla could negatively affect investor sentiment. Given Mr. Musk’s influence, TSLA’s valuation may be subject to sudden and unpredictable changes, which could materially impact the Fund’s performance.

XOM Risk. The XOM Fund invests in options contracts and swaps that are based on the value of XOM and may also invest directly in XOM. These investments in options contracts and swaps subject the Fund to certain of the same risks as if it owned shares of XOM, even though it may not; although at times the Fund may also hold shares of XOM directly. By virtue of these investments, the Fund may be subject to the following risks:

Indirect Investment in XOM Risk. XOM is not affiliated with the Trust, the Fund, the Adviser, or their respective affiliates and is not involved with this offering in any way and has no obligation to consider your Shares in taking any corporate actions that might affect the value of Shares. Investors in the Fund will not have voting rights and will not be able to influence management of XOM but will be exposed to the performance of XOM (the underlying stock). Except to the extent the Fund invests directly in XOM, investors in the Fund will not have rights to receive dividends or other distributions or any other rights with respect to the underlying stock but will be subject to declines in the performance of the underlying stock.

XOM Trading Risk. The trading price of XOM may be highly volatile and could continue to be subject to wide fluctuations in response to various factors. The stock market in general, and the market for technology companies in particular, has experienced extreme price and volume fluctuations that have often been unrelated or disproportionate to the operating performance of those companies. In particular, a large proportion of XOM may be traded by short sellers which may put pressure on the supply and demand for the common stock of XOM, further influencing volatility in its market price. Public perception and other factors outside of the control of XOM may additionally impact XOM’s stock price due to XOM garnering a disproportionate degree of public attention, regardless of actual operating performance. In addition, in the past, following periods of volatility in the overall market and the market price of a particular company’s securities, securities class action litigation has often been instituted against companies such as these. Moreover, stockholder litigation like this has been filed against XOM in the past. While XOM continues to defend such actions, any judgment against XOM, or any future stockholder litigation could result in substantial costs and a diversion of the management of XOM’s attention and resources. If XOM trading is halted, trading in Shares of the Fund may be impacted, either temporarily or indefinitely.

XOM Performance Risk. XOM may fail to meet its publicly announced guidelines or other expectations about its business, which could cause the price of XOM to decline. XOM provides guidance regarding its expected financial and business performance, such as projections regarding sales and production, as well as anticipated future revenues, gross margins, profitability and cash flows. Correctly identifying key factors affecting business conditions and predicting future events is inherently an uncertain process, and the guidance XOM provides may not ultimately be accurate and has in the past been inaccurate in certain respects, such as the timing of new product manufacturing ramps. The guidance is based on certain assumptions such as those relating to global and local economic conditions, anticipated production and sales volumes (which generally are not linear throughout a given period), average sales prices, supplier and commodity costs, and planned cost reductions. If XOM’s guidance is not accurate or varies from actual results due to its inability to meet the assumptions or the impact on its financial performance that could occur as a result of various risks and uncertainties, the market value of common stock issued by XOM could decline significantly.

Oil & Gas Industry Risk. The Oil & Gas industry includes companies engaged in oil and gas exploration and production (including integrated oil and gas exploration), oil and gas refining and marketing, oil and gas storage and transportation, and production and mining of coal and consumable fuels. The prices of the securities of companies in the Oil & Gas industry may fluctuate widely due to supply and demand for a specific product or service, the price of oil and gas, exploration and production spending, world events, and economic conditions. Natural disasters and changes in exchange rates and interest rates also may affect companies in the Oil & Gas Industry. In addition, the policies of the Organization of Petroleum Exporting Countries (“OPEC”), changes in relationships among OPEC members and between OPEC and oil-importing nations, the regulatory environment, taxation policies, and the economies of the key energy consuming countries also may affect the prices of the securities in the Oil & Gas industry. Legislative or regulatory changes and increased government supervision also may affect companies in the Oil & Gas industry.

ZM Risk. The ZM Fund invests in options contracts and swaps that are based on the value of ZM and may also invest directly in ZM. These investments in options contracts and swaps subject the Fund to certain of the same risks as if it owned shares of ZM, even though it may not; although at times the Fund may also hold shares of ZM directly. By virtue of these investments, the Fund may be subject to the following risks:

Indirect Investment in ZM Risk. ZM is not affiliated with the Trust, the Fund, the Adviser, or their respective affiliates and is not involved with this offering in any way and has no obligation to consider your Shares in taking any corporate actions that might affect the value of Shares. Investors in the Fund will not have voting rights and will not be able to influence the management of ZM but will be exposed to the performance of ZM (the underlying stock). Except to the extent the Fund invests directly in ZM, investors in the Fund will not have rights to receive dividends or other distributions or any other rights with respect to the underlying stock but will be subject to declines in the performance of the underlying stock.

ZM Trading Risk. The trading price of ZM may be highly volatile and could continue to be subject to wide fluctuations in response to various factors. The stock market in general, and the market for technology companies in particular, has experienced extreme price and volume fluctuations that have often been unrelated or disproportionate to the operating performance of those companies. In particular, a large proportion of ZM may be traded by short sellers which may put pressure on the supply and demand for the common stock of ZM, further influencing volatility in its market price. Public perception and other factors outside of the control of ZM may additionally impact ZM’s stock price due to ZM garnering a disproportionate degree of public attention, regardless of actual operating performance. In addition, in the past, following periods of volatility in the overall market and the market price of a particular company’s securities, securities class action litigation has often been instituted against companies such as these. Moreover, stockholder litigation like this has been filed against ZM in the past. While ZM continues to defend such actions, any judgment against ZM, or any future stockholder litigation could result in substantial costs and a diversion of the management of ZM’s attention and resources. If ZM trading is halted, trading in Shares of the Fund may be impacted, either temporarily or indefinitely.

ZM Performance Risk. ZM may fail to meet its publicly announced guidelines or other expectations about its business, which could cause the price of ZM to decline. ZM provides guidance regarding its expected financial and business performance, such as projections regarding sales and production, as well as anticipated future revenues, gross margins, profitability and cash flows. Correctly identifying key factors affecting business conditions and predicting future events is inherently an uncertain process, and the guidance ZM provides may not ultimately be accurate and has in the past been inaccurate in certain respects, such as the timing of new product manufacturing ramps. The guidance is based on certain assumptions such as those relating to global and local economic conditions, anticipated production and sales volumes (which generally are not linear throughout a given period), average sales prices, supplier and commodity costs, and planned cost reductions. If ZM’s guidance is not accurate or varies from actual results due to its inability to meet the assumptions or the impact on its financial performance that could occur as a result of various risks and uncertainties, the market value of common stock issued by ZM could decline significantly.

Software Industry Risk. The software industry can be significantly affected by intense competition, aggressive pricing, technological innovations, and product obsolescence. Companies in the software industry are subject to significant competitive pressures, such as aggressive pricing, new market entrants, competition for market share, short product cycles due to an accelerated rate of technological developments and the potential for limited earnings and/or falling profit margins. These companies also face the risks that new services, equipment or technologies will not be accepted by consumers and businesses or will become rapidly obsolete. These factors can affect the profitability of these companies and, as a result, the value of their securities. Also, patent protection is integral to the success of many companies in this industry, and profitability can be affected materially by, among other things, the cost of obtaining (or failing to obtain) patent approvals, the cost of litigating patent infringement and the loss of patent protection for products (which significantly increases pricing pressures and can materially reduce profitability with respect to such products). In addition, many software companies have limited operating histories. Prices of these companies’ securities historically have been more volatile than other securities, especially over the short term.

Communication Technologies Risk. The market for communication and collaboration technologies platforms is competitive and rapidly changing and includes companies ranging from new market entrants to hyperscalers that provide technologies to improve communication and collaboration technologies platforms either as bundled solutions or standalone products. If the communications and collaboration technologies market fails to grow, or grows more slowly than expected, demand for ZM’s platform could be negatively affected.

Call Strategy Risks. The path dependency (i.e., the continued use) of a Fund’s call writing strategy will impact the extent that a Fund participates in the positive price returns of the underlying stock and, in turn, the Fund’s returns, both during the term of the sold call options and over longer time periods. If, for example, each month the Fund were to sell 7% out-of-the-money call options having a one-month term, the Fund’s participation in the positive price returns of the underlying stock will be capped at 7% in any given month. However, over a longer period (e.g., 5 months), the Fund should not be expected to participate fully in the first 35% (i.e., 5 months x 7%) of the positive price returns of the underlying stock, or the Fund may even lose money, even if the underlying stock share price has appreciated by at least that much over such period, if during any month over that period the underlying stock had a return less than 7%. This example illustrates that both a Fund’s participation in the positive price returns of an underlying stock and its returns will depend not only on the price of the underlying stock but also on the path that such stock takes over time.

Additionally, when implementing the Covered Call Spread Strategy, the use of credit call spreads introduces further complexities and risks. While purchasing a higher-strike call option limits potential losses from the short call position, it also reduces the net premium received, which may result in lower overall returns compared to a stand-alone covered call strategy. If the price of the Underlying Security rises rapidly, the call spread may still cap upside participation, leading to missed profit opportunities. Furthermore, market conditions, such as mispricing between near-the-money and further out-of-the-money options, may impact the effectiveness of the strategy, potentially resulting in lower-than-expected returns or increased losses. The relative pricing of options at different strike levels can vary due to volatility shifts, liquidity constraints, or other market dynamics, adding an additional layer of uncertainty to the Fund’s performance under this strategy.

Counterparty Risk. Each Fund is subject to counterparty risk by virtue of its investments in options contracts. Transactions in some types of derivatives, including options, are required to be centrally cleared (“cleared derivatives”). In a transaction involving cleared derivatives, a Fund’s counterparty is a clearing house rather than a bank or broker. Since the Funds are not members of clearing houses and only members of a clearing house (“clearing members”) can participate directly in the clearing house, the Funds will hold cleared derivatives through accounts at clearing members. In cleared derivatives positions, a Fund will make payments (including margin payments) to and receive payments from a clearing house through their accounts at clearing members. Customer funds held at a clearing organization in connection with any options contracts are held in a commingled omnibus account and are not identified to the name of the clearing member’s individual customers. As a result, assets deposited by a Fund with any clearing member as margin for options may, in certain circumstances, be used to satisfy losses of other clients of a Fund’s clearing member. In addition, although clearing members guarantee performance of their clients’ obligations to the clearing house, there is a risk that the assets of a Fund might not be fully protected in the event of the clearing member’s bankruptcy, as a Fund would be limited to recovering only a pro rata share of all available funds segregated on behalf of the clearing member’s customers for the relevant account class. Each Fund is also subject to the risk that a limited number of clearing members are willing to transact on the Fund’s behalf, which heightens the risks associated with a clearing member’s default. This risk is greater for the Funds as they seek to hold options contracts on a single security, and not a broader range of options contracts, which may limited the number of clearing members that are willing to transact on the Funds’ behalf. If a clearing member defaults a Fund could lose some or all of the benefits of a transaction entered into by the Fund with the clearing member. If a Fund cannot find a clearing member to transact with on the Fund’s behalf, the Fund may be unable to effectively implement its investment strategy.

Derivatives Risk. The Funds’ derivative investments have risks, including the imperfect correlation between the value of such instruments and the underlying assets; the loss of principal, including the potential loss of amounts greater than the initial amount invested in the derivative instrument; the possible default of the other party to the transaction; and illiquidity of the derivative investments. Use of derivatives could also result in a loss if the counterparty to the transaction does not perform as promised, including because of such counterparty’s bankruptcy or insolvency. This risk may be greater during volatile market conditions. Other risks include the inability to close out a position because the trading market becomes illiquid (particularly in the OTC markets) or the availability of counterparties becomes limited for a period of time. In addition, the presence of speculators in a particular market could lead to price distortions.

Certain of the Funds’ transactions in derivatives could also affect the amount, timing, and character of distributions to shareholders, which may result in a Fund realizing more short-term capital gain and ordinary income subject to tax at ordinary income tax rates than it would if it did not engage in such transactions, which may adversely impact such Fund’s after-tax returns.

In addition, each Fund’s investments in derivatives are subject to the following risks:

Options Contracts. The use of options contracts involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, including the anticipated volatility, which are affected by fiscal and monetary policies and by national and international political, changes in the actual or implied volatility or the reference asset, the time remaining until the expiration of the option contract and economic events. For each of the Funds, the value of the options contracts in which the Fund invests are substantially influenced by the value of the applicable underlying stock. The Funds may experience substantial downside from specific option positions and certain option positions held by a Fund may expire worthless. The options held by the Funds are exercisable at the strike price on their expiration date. As an option approaches its expiration date, its value typically increasingly moves with the value of the underlying instrument. However, prior to such date, the value of an option generally does not increase or decrease at the same rate at the underlying instrument. There may at times be an imperfect correlation between the movement in the values of options contracts and the reference asset, and there may at times not be a liquid secondary market for certain options contracts. The value of the options held by the Funds will be determined based on market quotations or other recognized pricing methods. Additionally, as each Fund intends to continuously maintain indirect exposure to the applicable underlying stock through the use of options contracts, as the options contracts it holds are exercised or expire it will enter into new options contracts, a practice referred to as “rolling.” If the expiring options contracts do not generate proceeds enough to cover the cost of entering into new options contracts, a Fund may experience losses.

Swap Agreements Risk. The use of swap transactions is a highly specialized activity, which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Whether a Fund will be successful in using swap agreements to achieve its investment goal depends on the ability of the Adviser to structure such swap agreements in accordance with the Fund’s investment objective and to identify counterparties for those swap agreements. If the Adviser is unable to enter into swap agreements that provide leveraged exposure to the Underlying Security, a Fund may not meet its stated investment objective. Additionally, any financing, borrowing or other costs associated with using swap transactions may also have the effect of lowering a Fund’s return.

The swap agreements in which the Funds invest are generally traded in the over-the-counter market, which generally has less transparency than exchange-traded derivatives instruments. In a standard swap transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined reference assets or underlying securities or instruments. The gross return to be exchanged or swapped between the parties is calculated based on a notional amount or the return on or change in value of a particular dollar amount invested in a basket of securities.

If the Underlying Security has a dramatic move that causes a material decline in a Fund’s net assets, the terms of a swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the swap transaction with the Fund. In that event, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve exposure consistent with the Fund’s investment objective. This may prevent the Fund from achieving its objective, even if the Underlying Security later reverses all or a portion of its movement.

Distribution Risk. The Funds seek to provide weekly cash distributions. There is no assurance that the Funds will make a distribution in any given week. If a Fund makes distributions, the amounts of such distributions will likely vary greatly from one distribution to the next. Additionally, weekly distributions, if any, may consist of returns of capital, which would decrease the Fund’s NAV and trading price over time. As a result, an investor may suffer significant losses to their investment. In addition, while the underlying stock may pay dividends, the Fund’s returns will not include any dividends paid by the underlying stock (except to the extent the Fund invests directly in its Underlying Security), and any income generated by the Fund may be less than the income generated by a direct investment in the underlying stock.

Economic and Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in the Fund’s portfolio may underperform in comparison to securities in the general financial markets, a particular financial market, or other asset classes, due to a number of factors, including inflation (or expectations for inflation), deflation (or expectations for deflation), interest rates, global demand for particular products or resources, market instability, financial system instability, debt crises and downgrades, embargoes, tariffs, sanctions and other trade barriers, regulatory events, other governmental trade or market control programs and related geopolitical events. In addition, the value of the Fund’s investments may be negatively affected by the occurrence of global events such as war, terrorism, environmental disasters, natural disasters or events, country instability, and infectious disease epidemics or pandemics. The imposition by the U.S. of tariffs on goods imported from foreign countries and reciprocal tariffs levied on U.S. goods by those countries also may lead to volatility and instability in domestic and foreign markets.

Equity Market Risk. The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual issuers, industries or the stock market as a whole. In addition, equity markets tend to move in cycles which may cause stock prices to fall over a short and extended periods of time. In a declining stock market, stock prices for all companies may decline, regardless of their long-term prospects.

ETF Risk.

Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Funds have a limited number of financial institutions that are authorized to purchase and redeem Shares directly from the Fund (known as “Authorized Participants” or “APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services; or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

Cash Redemption Risk. Each Fund’s investment strategy may require it to redeem Shares for cash or to otherwise include cash as part of its redemption proceeds. For example, a Fund may not be able to redeem in-kind certain securities held by the Fund (e.g., derivative instruments). In such a case, a Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause a Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, a Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used. By paying out higher annual capital gain distributions, investors may be subjected to increased capital gains taxes. Additionally, there may be brokerage costs or taxable gains or losses that may be imposed on a Fund in connection with a cash redemption that may not have occurred if the Fund had made a redemption in-kind. These costs could decrease the value of a Fund to the extent they are not offset by a transaction fee payable by an AP.

Costs of Buying or Selling Shares. Buying or selling Shares involves certain costs, including brokerage commissions, other charges imposed by brokers, and bid-ask spreads. The bid-ask spread represents the difference between the price at which an investor is willing to buy Shares and the price at which an investor is willing to sell Shares. The spread varies over time based on the Shares’ trading volume and market liquidity. The spread is generally lower if Shares have more trading volume and market liquidity and higher if Shares have little trading volume and market liquidity. Due to the costs of buying or selling Shares, frequent trading of Shares may reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

Management Risk. The Fund is subject to management risk because it is an actively managed portfolio. In managing the Fund’s investment portfolio, the portfolio managers will apply investment techniques and risk analyses that may not produce the desired result. There can be no guarantee that the Fund will meet its investment objective.

Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant.

Trading. Although Shares are listed on a national securities exchange, such as the Exchange, and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that an active trading market for the Shares will develop or be maintained or that the Shares will trade with any volume, or at all, on any stock exchange. This risk may be greater for the Funds as they seek to have exposure to a single underlying stock as opposed to a more diverse portfolio like a traditional pooled investment. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of a Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares. Shares trade on the Exchange at market price that may be below, at or above a Fund’s NAV. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. In addition, trading in Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange “circuit breaker” rules. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of a Fund will continue to be met or will remain unchanged. In the event of an unscheduled market close for options contracts that reference a single stock, such as the Underlying Issuers’ securities being halted or a market wide closure, settlement prices will be determined by the procedures of the listing exchange of the options contracts. As a result, a Fund could be adversely affected and be unable to implement its investment strategies in the event of an unscheduled closing.

High Portfolio Turnover Risk. The Funds may actively and frequently trade all or a significant portion of the securities in its portfolio. A high portfolio turnover rate increases transaction costs, which may increase a Fund’s expenses. Frequent trading may also cause adverse tax consequences for investors in the Funds due to an increase in short-term capital gains.

Inflation Risk. Inflation risk is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the present value of the Fund’s assets and distributions, if any, may decline.

Liquidity Risk. Some securities held by the Funds, including options contracts, may be difficult to sell or be illiquid, particularly during times of market turmoil. This risk is greater to the Funds as they will hold options contracts on a single security, and not a broader range of options contracts. Markets for securities or financial instruments could be disrupted by a number of events, including, but not limited to, an economic crisis, natural disasters, epidemics/pandemics, new legislation or regulatory changes inside or outside the United States. Illiquid securities may be difficult to value, especially in changing or volatile markets. If a Fund is forced to sell an illiquid security at an unfavorable time or price, such Fund may be adversely impacted. Certain market conditions or restrictions, such as market rules related to short sales, may prevent a Fund from limiting losses, realizing gains or achieving a high correlation with the applicable Underlying Issuer. There is no assurance that a security that is deemed liquid when purchased will continue to be liquid. Market illiquidity may cause losses for the Funds.

Money Market Instrument Risk. The Funds may use a variety of money market instruments for cash management purposes, including money market funds, depositary accounts and repurchase agreements. Repurchase agreements are contracts in which a seller of securities agrees to buy the securities back at a specified time and price. Repurchase agreements may be subject to market and credit risk related to the collateral securing the repurchase agreement. Money market instruments, including money market funds, may lose money through fees or other means.

NAV Erosion Risk Due to Distributions. If a Fund makes a distribution, the Fund’s NAV will typically drop by the amount of the distribution on the related ex-dividend date. The repeated payment of distributions, if any, by a Fund may significantly erode the Fund’s NAV and trading price over time. As a result, an investor may suffer significant losses to their investment.

New/Newer Fund Risk (NKE Fund, ORCL Fund, ROKU Fund, SNOW Fund, TGT Fund and ZM Fund). Each Fund is recently organized with either a limited operating history or no operating history. As a result, prospective investors have either a limited or no track record on which to base their investment decisions. There can be no assurance that a Fund will grow to or maintain an economically viable size.

Non-Diversification Risk. Because each Fund is “non-diversified,” a Fund may invest a greater percentage of its assets in the securities of a single issuer or a smaller number of issuers than if it was a diversified fund. As a result, a decline in the value of an investment in a single issuer or a smaller number of issuers could cause a Fund’s overall value to decline to a greater degree than if such Fund held a more diversified portfolio. This may increase the Fund’s volatility and cause the performance of a relatively smaller number of issuers have a greater impact on such Fund’s performance.

Operational Risk. Each Fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of the Funds’ service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. Each Fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect a Fund’s ability to meet its investment objective. Although the Funds and the Funds’ investment advisor seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

Price Participation Risk. Each Fund employs an investment strategy that includes the sale of call option contracts, which limits the degree to which such Fund will participate in increases in value experienced by the applicable Underlying Issuer over the Call Period. This means that if the Underlying Issuer experiences an increase in value above the strike price of the sold call options during a Call Period, the applicable Fund will likely not experience that increase to the same extent and may significantly underperform such Underlying Issuer over the Call Period. Additionally, because each Fund is limited in the degree to which it will participate in increases in value experienced by the Underlying Issuer over each Call Period but has full exposure to any decreases in value experienced by the Underlying Issuer over the Call Period, the NAV of the Fund may decrease over any given time period. Each Fund’s NAV is dependent on the value of each options portfolio, which is based principally upon the performance of the Underlying Issuer. The degree of participation in Underlying Issuer gains a Fund will experience will depend on prevailing market conditions, especially market volatility, at the time such Fund enters into the sold call option contracts and will vary from Call Period to Call Period. The value of the options contracts is affected by changes in the value and dividend rates of the Underlying Issuer, changes in interest rates, changes in the actual or perceived volatility of the Underlying Issuer and the remaining time to the options’ expiration, as well as trading conditions in the options market. As the price of the Underlying Issuer changes and time moves towards the expiration of each Call Period, the value of the options contracts, and therefore a Fund’s NAV, will change. However, it is not expected for a Fund’s NAV to directly correlate on a day-to-day basis with the returns of the Underlying Issuer. The amount of time remaining until the option contract’s expiration date affects the impact of the potential options premiums on a Fund’s NAV, which may not be in full effect until the expiration date of the Fund’s options contracts. Therefore, while changes in the price of the Underlying Issuer will result in changes to a Fund’s NAV, the Funds generally anticipate that the rate of change in a Fund’s NAV will be different than that experienced by the Underlying Issuer.

Single Issuer Risk. Issuer-specific attributes may cause an investment in a Fund to be more volatile than a traditional pooled investment which diversifies risk or the market generally. The value of the Fund, which focuses an individual security (the underlying stock), may be more volatile than a traditional pooled investment or the market as a whole and may perform differently from the value of a traditional pooled investment or the market as a whole.

Tax Risk. The Funds intend to elect and to qualify each year to be treated as a RIC under Subchapter M of the Code. As a RIC, each Fund will not be subject to U.S. federal income tax on the portion of its net investment income and net capital gain that it distributes to Shareholders, provided that it satisfies certain requirements of the Code. If a Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund’s taxable income will be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. To comply with the asset diversification test applicable to a RIC, each Fund will attempt to ensure that the value of options it holds is never 25% of the total value of Fund assets at the close of any quarter. In particular, in combination with each Fund’s use of a “synthetic” strategy (i.e., purchasing exposure to the underlying stock through a combination of put and call options), each Fund maintains a portfolio of treasury securities, which are expected to enable the Fund to meet the diversification requirements. If a Fund’s investments in options were to exceed 25% of the Fund’s total assets at the end of a tax quarter, the Fund, generally, has a grace period to cure such lack of compliance. If a Fund fails to timely cure, it may no longer be eligible to be treated as a RIC.

U.S. Government and U.S. Agency Obligations Risk. The Funds may invest in securities issued by the U.S. government or its agencies or instrumentalities. U.S. Government obligations include securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, such as the U.S. Treasury. Payment of principal and interest on U.S. Government obligations may be backed by the full faith and credit of the United States or may be backed solely by the issuing or guaranteeing agency or instrumentality itself. In the latter case, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, which agency or instrumentality may be privately owned. There can be no assurance that the U.S. Government would provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) where it is not obligated to do so.

PORTFOLIO HOLDINGS

Information about each Fund’s daily portfolio holdings is available on the Funds’ website at www.yieldmaxetfs.com.

A complete description of each Fund’s policies and procedures with respect to the disclosure of a Fund’s portfolio holdings is available in the Fund’s SAI.

MANAGEMENT

Investment Adviser

Tidal Investments LLC (“Tidal” or the “Adviser”), located at 234 West Florida Street, Suite 700, Milwaukee, Wisconsin 53204, is an SEC registered investment adviser and a Delaware limited liability company. Tidal was founded in March 2012 and is dedicated to understanding, researching and managing assets within the expanding ETF universe. As of January 31, 2026, Tidal had assets under management of approximately $50.52 billion and served as the investment adviser or sub-adviser for 343 registered funds.

Tidal serves as investment adviser to the Funds and has overall responsibility for the general management and administration of the Funds pursuant to an investment advisory agreement with the Trust, on behalf of each Fund (the “Advisory Agreement”). The Adviser is responsible for trading portfolio securities for each Fund, including selecting broker-dealers to execute purchase and sale transactions. The Adviser also arranges for transfer agency, custody, fund administration, and all other related services necessary for the Fund to operate. For the services provided to the Funds, each Fund pays the Adviser a unified management fee of 0.99%, which is calculated daily and paid monthly, at an annual rate based on such Fund’s average daily net assets.

Under the Advisory Agreement, in exchange for a single unitary management fee from the Fund, the Adviser has agreed to pay all expenses incurred by such Fund, excluding advisory fees, interest charges on any borrowings made for investment purposes, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act, and litigation expenses and other non-routine or extraordinary expenses (collectively, the “Excluded Expenses”).

Advisory Agreement

A discussion regarding the basis for the Board’s most recent approval of a Fund Advisory Agreement is available in the October 31, 2025 Certified Shareholder Report on Form N-CSR.

Portfolio Managers

The following individuals (each, a “Portfolio Manager”) serve as portfolio managers of each Fund.

Jay Pestrichelli, Portfolio Manager for the Adviser

Mr. Pestrichelli joined the Adviser in 2025 and is Chief Trading Officer of the Adviser’s ETF Trading and Portfolio Management team. Mr. Pestrichelli has over 30 years of experience in the financial markets. Prior to joining the Adviser, Mr. Pestrichelli co-founded ZEGA Financial, LLC (“ZEGA”) where he led the development and execution of ZEGA’s investment strategies since its inception in 2011. He is also the author of the best-selling book “Buy & Hedge: The Five Iron Rules for Investing Over the Long Term.” Prior to founding ZEGA, Mr. Pestrichelli spent 12 years managing and growing the online trading business for TD Ameritrade from 1999 to 2010. Mr. Pestrichelli has a Bachelor degree in Behavioral Science from Concordia College.

Scott Snyder, Portfolio Manager for the Adviser

Mr. Snyder joined the firm in 2025 as SVP of Trading. Mr. Snyder has over 40 years of experience in the financial markets and more specifically in the options market. Mr. Snyder led the trading team at ZEGA before joining Tidal. He started his career in 1983 and for 20 years was an independent market maker on the floor of the CBOE. In 2003 Mr. Snyder joined thinkorswim as Chief Options Strategist for a subsidiary of thinkorswim advisors. Mr. Snyder then helped lead the RIA trading, execution platform support and option education business for TD Ameritrade and then Schwab from 2009-2024.

Matt Brandt, Portfolio Manager for the Adviser

Mr. Brandt serves as Portfolio Manager for the Adviser, having joined the firm in 2025. Mr. Brandt has 20 years of experience in the financial markets working in Trading, Derivative Risk Management, and Enterprise Risk for TD Ameritrade and Charles Schwab where he helped create a robust trading risk management program. Mr. Brandt joined ZEGA in 2024 prior to joining the Adviser. His education includes a Bachelor's degree in Economics and Mathematics from the University of Nebraska-Lincoln and continuing education in the Mechanics of Risk Management from Middlesex University.

The Funds’ SAI provides additional information about each portfolio manager’s compensation structure, other accounts that each portfolio manager manages, and each portfolio manager’s ownership of Shares.

Fund Supporters

The Adviser, Tidal ETF Services LLC, ZEGA, Lucania Investments LLC (“Lucania”), and Level ETF Ventures LLC (“Level,” and together with the Adviser, ZEGA and Lucania, the “Supporters” and each a “Supporter”) have entered into a fund support agreement pursuant to which each Supporter has agreed to provide financial support (as described below) to the Funds. Every month, the unitary management fees for each Fund are calculated and paid to the Adviser, and the Adviser retains a portion of the unitary management fees from each Fund. In return for its financial support for the Funds, the Adviser has agreed to pay each Supporter a portion of any remaining profits generated by the unitary management fees for the Funds. If the aggregate amount of the unitary management fees for the Funds exceeds the aggregate of the Funds’ operating expenses and the Adviser-retained amounts, that excess amount is considered “remaining profit.” In that case, the Adviser will pay a portion of the remaining profits to the Supporters. Further, if the aggregate amount of the unitary management fees for the Funds is less than the aggregate of Funds’ operating expenses and the Adviser-retained amounts, each Supporter is obligated to reimburse the Adviser for a portion of the shortfall.

HOW TO BUY AND SELL SHARES

Each Fund issues and redeems Shares only in Creation Units at the NAV per share next determined after receipt of an order from an AP. Only APs may acquire Shares directly from a Fund, and only APs may tender their Shares for redemption directly to the Funds, at NAV. APs must be a member or participant of a clearing agency registered with the SEC and must execute a Participant Agreement that has been agreed to by the Distributor (defined below), and that has been accepted by a Fund’s transfer agent, with respect to purchases and redemptions of Creation Units. Once created, Shares trade in the secondary market in quantities less than a Creation Unit.

In order to purchase Creation Units of a Fund, an AP must generally deposit a designated portfolio of equity securities (the “Deposit Securities”) and/or a designated amount of U.S. cash. Purchases and redemptions of Creation Units primarily with cash, rather than through in-kind delivery of portfolio securities, may cause the Funds to incur certain costs. These costs could include brokerage costs or taxable gains or losses that it might not have incurred if it had made redemption in-kind. These costs could be imposed on a Fund, and thus decrease the Fund’s NAV, to the extent that the costs are not offset by a transaction fee payable by an AP. Most investors buy and sell Shares in secondary market transactions through brokers. Individual Shares are listed for trading on the secondary market on the Exchange and can be bought and sold throughout the trading day like other publicly traded securities.

When buying or selling Shares through a broker, you will incur customary brokerage commissions and charges, and you may pay some or all of the spread between the bid and the offer price in the secondary market on each leg of a round trip (purchase and sale) transaction. In addition, because secondary market transactions occur at market prices, you may pay more than NAV when you buy Shares, and receive less than NAV when you sell those Shares.

Book Entry

Shares are held in book-entry form, which means that no stock certificates are issued. The Depository Trust Company (“DTC”) or its nominee is the record owner of all outstanding Shares.

Investors owning Shares are beneficial owners as shown on the records of DTC or its participants. DTC serves as the securities depository for all Shares. DTC’s participants include securities brokers and dealers, banks, trust companies, clearing corporations and other institutions that directly or indirectly maintain a custodial relationship with DTC. As a beneficial owner of Shares, you are not entitled to receive physical delivery of stock certificates or to have Shares registered in your name, and you are not considered a registered owner of Shares. Therefore, to exercise any right as an owner of Shares, you must rely upon the procedures of DTC and its participants. These procedures are the same as those that apply to any other securities that you hold in book-entry or “street name” through your brokerage account.

Frequent Purchases and Redemptions of Shares

None of the Funds imposes any restrictions on the frequency of purchases and redemptions of Shares. In determining not to approve a written, established policy, the Board evaluated the risks of market timing activities by a Fund’s shareholders. Purchases and redemptions by APs, who are the only parties that may purchase or redeem Shares directly with a Fund, are an essential part of the ETF process and help keep Share trading prices in line with the NAV. As such, the Funds accommodate frequent purchases and redemptions by APs. However, the Board has also determined that frequent purchases and redemptions for cash may increase tracking error and portfolio transaction costs and may lead to the realization of capital gains. To minimize these potential consequences of frequent purchases and redemptions, each Fund employs fair value pricing and may impose transaction fees on purchases and redemptions of Creation Units to cover the custodial and other costs incurred by such Fund in effecting trades. In addition, the Funds and the Adviser reserve the right to reject any purchase order at any time.

Determination of Net Asset Value

Each Fund’s NAV is calculated as of the scheduled close of regular trading on the New York Stock Exchange (“NYSE”), generally 4:00 p.m. Eastern Time, each day the NYSE is open for regular business. The NAV for the Funds is calculated by dividing such Fund’s net assets by its Shares outstanding.

In calculating its NAV, each Fund generally value its assets on the basis of market quotations, last sale prices, or estimates of value furnished by a pricing service or brokers who make markets in such instruments. If such information is not available for a security held by a Fund or is determined to be unreliable, the security will be valued at fair value estimates under guidelines established by the Adviser (as described below).

Each Fund values exchange-traded options at the composite mean price, calculated as the average of the highest bid and lowest ask prices across the exchanges on which the option is principally traded. Additionally, each Fund values swap agreements based on the nature of the underlying reference asset or index. The Funds may use the closing price of the underlying reference asset, as provided by independent pricing services, or evaluated prices generated by pricing vendors’ models.

Fair Value Pricing

The Board has designated the Adviser as the “valuation designee” for the Fund under Rule 2a-5 of the 1940 Act, subject to its oversight. The Adviser has adopted procedures and methodologies, which have been approved by the Board, to fair value Fund investments whose market prices are not “readily available” or are deemed to be unreliable. For example, such circumstances may arise when: (i) an investment has been delisted or has had its trading halted or suspended; (ii) an investment’s primary pricing source is unable or unwilling to provide a price; (iii) an investment’s primary trading market is closed during regular market hours; or (iv) an investment’s value is materially affected by events occurring after the close of the investment’s primary trading market. Generally, when fair valuing an investment, the Adviser will take into account all reasonably available information that may be relevant to a particular valuation including, but not limited to, fundamental analytical data regarding the issuer, information relating to the issuer’s business, recent trades or offers of the investment, general and/or specific market conditions, and the specific facts giving rise to the need to fair value the investment. Fair value determinations are made in good faith and in accordance with the fair value methodologies included in the Adviser-adopted valuation procedures. The Adviser will fair value Fund investments whose market prices are not “readily available” or are deemed to be unreliable. Due to the subjective and variable nature of fair value pricing, there can be no assurance that the Adviser will be able to obtain the fair value assigned to the investment upon the sale of such investment.

Delivery of Shareholder Documents – Householding

Householding is an option available to certain investors of the Funds. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Funds is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

DIVIDENDS, DISTRIBUTIONS, AND TAXES

Dividends and Distributions

Each Fund intends to pay out dividends and interest income, if any, weekly, and distribute any net realized capital gains to its shareholders at least annually.

The Funds will declare and pay income and capital gain distributions, if any, in cash. Distributions in cash may be reinvested automatically in additional whole Shares only if the broker through whom you purchased Shares makes such option available. Your broker is responsible for distributing the income and capital gain distributions to you.

Taxes

The following discussion is a summary of some important U.S. federal income tax considerations generally applicable to investments in the Funds. Your investment in a Fund may have other tax implications. Please consult your tax advisor about the tax consequences of an investment in Shares, including the possible application of foreign, state, and local tax laws.

Each Fund intends to qualify each year for treatment as a regulated investment company (a “RIC”) under the Internal Revenue Code of 1986, as amended (the “Code”). If it meets certain minimum distribution requirements, a RIC is not subject to tax at the fund level on income and gains from investments that are timely distributed to shareholders. However, a Fund’s failure to qualify as a RIC or to meet minimum distribution requirements would result (if certain relief provisions were not available) in fund-level taxation and, consequently, a reduction in income available for distribution to shareholders.

Unless your investment in Shares is made through a tax-exempt entity or tax-advantaged account, such as an IRA plan, you need to be aware of the possible tax consequences when a Fund makes distributions, when you sell your Shares listed on the Exchange, and when you purchase or redeem Creation Units (institutional investors only).

The following general discussion of certain U.S. federal income tax consequences is based on provisions of the Code and the regulations issued thereunder as in effect on the date of this Prospectus. New legislation, as well as administrative changes or court decisions, may significantly change the conclusions expressed herein, and may have a retroactive effect with respect to the transactions contemplated herein.

Taxes on Distributions. For federal income tax purposes, distributions of net investment income are generally taxable as ordinary income or qualified dividend income. Taxes on distributions of net capital gains (if any) are determined by how long the Fund owned the investments that generated them, rather than how long a shareholder has owned their Shares. Sales of assets held by a Fund for more than one year generally result in long-term capital gains and losses, and sales of assets held by such Fund for one year or less generally result in short-term capital gains and losses. Distributions of a Fund’s net capital gain (the excess of net long-term capital gains over net short-term capital losses) that are reported by such Fund as capital gain dividends (“Capital Gain Dividends”) will be taxable as long-term capital gains. Distributions of short-term capital gain will generally be taxable as ordinary income. Dividends and distributions are generally taxable to you whether you receive them in cash or reinvest them in additional Shares.

Distributions reported by a Fund as “qualified dividend income” are generally taxed to non-corporate shareholders at rates applicable to long-term capital gains, provided certain holding period and other requirements are met. “Qualified dividend income” generally is income derived from dividends paid by U.S. corporations or certain foreign corporations that are either incorporated in a U.S. possession or eligible for tax benefits under certain U.S. income tax treaties. In addition, dividends that a Fund receives in respect of stock of certain foreign corporations may be qualified dividend income if that stock is readily tradable on an established U.S. securities market. Corporate shareholders may be entitled to a dividends-received deduction for the portion of dividends they receive from a Fund that are attributable to dividends received by such Fund from U.S. corporations, subject to certain limitations. Given the investment strategies of the Funds, it is unlikely that any dividends paid by a fund will be qualified dividends or be eligible for the corporate dividends paid deduction.

Shortly after the close of each calendar year, you will be informed of the character of any distributions received from a Fund.

In addition to the federal income tax, certain individuals, trusts, and estates may be subject to a Net Investment Income (“NII”) tax of 3.8%. The NII tax is imposed on the lesser of: (i) a taxpayer’s investment income, net of deductions properly allocable to such income; or (ii) the amount by which such taxpayer’s modified adjusted gross income exceeds certain thresholds ($250,000 for married individuals filing jointly, $200,000 for unmarried individuals and $125,000 for married individuals filing separately). Each Fund’s distributions are includable in a shareholder’s investment income for purposes of this NII tax. In addition, any capital gain realized by a shareholder upon a sale or redemption of shares of a Fund is includable in such shareholder’s investment income for purposes of this NII tax.

In general, your distributions are subject to federal income tax for the year in which they are paid. Certain distributions paid in January, however, may be treated as paid on December 31 of the prior year. Distributions are generally taxable even if they are paid from income or gains earned by a Fund before your investment (and thus were included in the Shares’ NAV when you purchased your Shares).

You may wish to avoid investing in a Fund shortly before a dividend or other distribution, because such a distribution will generally be taxable even though it may economically represent a return of a portion of your investment.

If you are neither a resident nor a citizen of the United States or if you are a foreign entity, distributions (other than Capital Gain Dividends) paid to you by a Fund will generally be subject to a U.S. withholding tax at the rate of 30%, unless a lower treaty rate applies. The Funds may, under certain circumstances, report all or a portion of a dividend as an “interest-related dividend” or a “short-term capital gain dividend,” which would generally be exempt from this 30% U.S. withholding tax, provided certain other requirements are met.

Under the Foreign Account Tax Compliance Act (“FATCA”), the Funds may be required to withhold a generally nonrefundable 30% tax on distributions of net taxable income paid to (A) certain “foreign financial institutions” unless such foreign financial institution agrees to verify, monitor, and report to the Internal Revenue Service (“IRS”) the identity of certain of its account-holders, among other items (or unless such entity is otherwise deemed compliant under the terms of an intergovernmental agreement between the United States and the foreign financial institution’s country of residence), and (B) certain “non-financial foreign entities” unless such entity certifies to the Fund that it does not have any substantial U.S. owners or provides the name, address, and taxpayer identification number of each substantial U.S. owner, among other items. This FATCA withholding tax could also affect a Fund’s return on its investments in foreign securities or affect a shareholder’s return if the shareholder holds its Fund shares through a foreign intermediary. You are urged to consult your tax adviser regarding the application of this FATCA withholding tax to your investment in a Fund and the potential certification, compliance, due diligence, reporting, and withholding obligations to which you may become subject in order to avoid this withholding tax.

Each Fund (or a financial intermediary, such as a broker, through which a shareholder owns Shares) generally is required to withhold and remit to the U.S. Treasury a percentage of the taxable distributions and sale or redemption proceeds paid to any shareholder who fails to properly furnish a correct taxpayer identification number, who has underreported dividend or interest income, or who fails to certify that they are not subject to such withholding.

Taxes When Shares are Sold on the Exchange

Any capital gain or loss realized upon a sale of Shares generally is treated as a long-term capital gain or loss if Shares have been held for more than one year and as a short-term capital gain or loss if Shares have been held for one year or less. However, any capital loss on a sale of Shares held for six months or less is treated as long-term capital loss to the extent of Capital Gain Dividends paid with respect to such Shares. Any loss realized on a sale will be disallowed to the extent Shares of a Fund are acquired, including through reinvestment of dividends, within a 61-day period beginning 30 days before and ending 30 days after the sale of substantially identical Shares.

Taxes on Purchases and Redemptions of Creation Units

An AP having the U.S. dollar as its functional currency for U.S. federal income tax purposes who exchanges securities for Creation Units generally recognizes a gain or a loss. The gain or loss will be equal to the difference between the value of the Creation Units at the time of the exchange and the exchanging AP’s aggregate basis in the securities delivered plus the amount of any cash paid for the Creation Units. An AP who exchanges Creation Units for securities will generally recognize a gain or loss equal to the difference between the exchanging AP’s basis in the Creation Units and the aggregate U.S. dollar market value of the securities received, plus any cash received for such Creation Units. The IRS may assert, however, that a loss that is realized upon an exchange of securities for Creation Units may not be currently deducted under the rules governing “wash sales” (for an AP who does not mark-to-market their holdings) or on the basis that there has been no significant change in economic position. Persons exchanging securities should consult their own tax advisor with respect to whether wash sale rules apply and when a loss might be deductible.

Any capital gain or loss realized upon redemption of Creation Units is generally treated as long-term capital gain or loss if Shares comprising the Creation Units have been held for more than one year and as a short-term capital gain or loss if such Shares have been held for one year or less.

The Funds may include a payment of cash in addition to, or in place of, the delivery of a basket of securities upon the redemption of Creation Units. The Funds may sell portfolio securities to obtain the cash needed to distribute redemption proceeds. This may cause the Funds to recognize investment income and/or capital gains or losses that it might not have recognized if it had completely satisfied the redemption in-kind. As a result, the Funds may be less tax efficient if it includes such a cash payment in the proceeds paid upon the redemption of Creation Units.

Important Tax Considerations When Purchasing Fund Shares

If you are investing through a taxable account, you should carefully consider the timing of your investment relative to a Fund’s distribution schedule. Purchasing Fund shares shortly before a distribution may increase your tax liability, a situation commonly referred to as “buying a dividend.”

When a Fund makes a distribution, its share price typically drops by an amount roughly equal to the distribution. As a hypothetical example, if you invest $5,000 to purchase 250 shares at $20 per share on December 15, and the Fund pays a $1 per share distribution on December 16, the share price would adjust to $19 (ignoring market fluctuations). Although your total investment value remains $5,000 (250 shares × $19 in share value plus 250 shares × $1 distribution), you would owe taxes on the $250 distribution, even if you reinvest the distribution rather than receiving it in cash.

Distributions are taxable to shareholders even if they are paid from income or gains realized by a Fund before you invested, and even if they were reflected in the purchase price of the shares. Consequently, you may incur taxes on income or gains that accrued before your investment, without corresponding benefit.

Unless you are investing through a tax-advantaged account, such as an IRA or an employer-sponsored retirement plan, you may wish to avoid purchasing Fund shares shortly before a distribution. You can minimize the potential tax impact by reviewing the relevant Fund’s distribution schedule prior to investing. Information about a Fund's distribution schedule can be found on the Funds' website at www. yieldmaxetfs.com.

The foregoing discussion summarizes some of the possible consequences under current federal tax law of an investment in the Funds. It is not a substitute for personal tax advice. You also may be subject to foreign, state and local tax on Fund distributions and sales of Shares. Consult your personal tax advisor about the potential tax consequences of an investment in Shares under all applicable tax laws. For more information, please see the section entitled “Federal Income Taxes” in the SAI.

DISTRIBUTION

Foreside Fund Services, LLC, a wholly owned subsidiary of Foreside Financial Group (dba ACA Group) (the “Distributor”), the Funds’ distributor, is a broker-dealer registered with the SEC. The Distributor distributes Creation Units for the Fund on an agency basis and does not maintain a secondary market in Shares. The Distributor has no role in determining the policies of the Funds or the securities that are purchased or sold by the Funds. The Distributor’s principal address is 190 Middle Street, Suite 301, Portland, Maine 04101.

The Board has adopted a Distribution (Rule 12b-1) Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Plan, the Funds are authorized to pay an amount up to 0.25% of its average daily net assets each year to pay distribution fees for the sale and distribution of its Shares.

No Rule 12b-1 fees are currently paid by the Funds, and there are no plans to impose these fees. However, in the event Rule 12b-1 fees are charged in the future, because the fees are paid out of assets of the respective Fund on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than certain other types of sales charges.

PREMIUM/DISCOUNT INFORMATION

Information regarding how often Shares of the Funds traded on the Exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of such Fund can be found on the Funds’ website at www.yieldmaxetfs.com

ADDITIONAL NOTICES

Shares are not sponsored, endorsed, or promoted by the Exchange. The Exchange is not responsible for, nor has it participated in the determination of, the timing, prices, or quantities of Shares to be issued, nor in the determination or calculation of the equation by which Shares are redeemable. The Exchange has no obligation or liability to owners of Shares in connection with the administration, marketing, or trading of Shares.

Without limiting any of the foregoing, in no event shall the Exchange have any liability for any lost profits or indirect, punitive, special, or consequential damages even if notified of the possibility thereof.

The Adviser, ZEGA, Lucania, Level, and the Funds make no representation or warranty, express or implied, to the owners of Shares or any member of the public regarding the advisability of investing in securities generally or in any Fund particularly.

The Third Amended and Restated Declaration of Trust (“Declaration of Trust”) provides a detailed process for the bringing of derivative or direct actions by shareholders in order to permit legitimate inquiries and claims while avoiding the time, expense, distraction, and other harm that can be caused to a Fund or its shareholders as a result of spurious shareholder demands and derivative actions. Prior to bringing a derivative action, a demand by three unrelated shareholders must first be made on a Fund’s Trustees. The Declaration of Trust details various information, certifications, undertakings and acknowledgments that must be included in the demand. Following receipt of the demand, the trustees have a period of 90 days, which may be extended by an additional 60 days, to consider the demand. If a majority of the Trustees who are considered independent for the purposes of considering the demand determine that maintaining the suit would not be in the best interests of the Fund, the Trustees are required to reject the demand and the complaining shareholders may not proceed with the derivative action unless the shareholders are able to sustain the burden of proof to a court that the decision of the Trustees not to pursue the requested action was not a good faith exercise of their business judgment on behalf of the Fund. The Declaration of Trust further provides that shareholders owning Shares representing no less than a majority of a Fund’s outstanding shares must join in bringing the derivative action. If a demand is rejected, the complaining shareholders will be responsible for the costs and expenses (including attorneys’ fees) incurred by the Fund in connection with the consideration of the demand, if a court determines that the demand was made without reasonable cause or for an improper purpose. If a derivative action is brought in violation of the Declaration of Trust, the shareholders bringing the action may be responsible for the Fund’s costs, including attorneys’ fees, if a court determines that the action was brought without reasonable cause or for an improper purpose. The Declaration of Trust provides that no shareholder may bring a direct action claiming injury as a shareholder of the Trust, or any Fund, where the matters alleged (if true) would give rise to a claim by the Trust or by the Trust on behalf of a Fund, unless the shareholder has suffered an injury distinct from that suffered by the shareholders of the Trust, or the Fund, generally. Under the Declaration of Trust, a shareholder bringing a direct claim must be a shareholder of the Fund with respect to which the direct action is brought at the time of the injury complained of or have acquired the shares afterwards by operation of law from a person who was a shareholder at that time. The Declaration of Trust further provides that a Fund shall be responsible for payment of attorneys’ fees and legal expenses incurred by a complaining shareholder only if required by law, and any attorneys’ fees that the Fund is obligated to pay shall be calculated using reasonable hourly rates. These provisions do not apply to claims brought under the federal securities laws.

The Declaration of Trust also requires that actions by shareholders against a Fund be brought exclusively in a federal or state court located within the State of Delaware. This provision will not apply to claims brought under the federal securities laws. Limiting shareholders’ ability to bring actions only in courts located in Delaware may cause shareholders economic hardship to litigate the action in those courts, including paying for traveling expenses of witnesses and counsel, requiring retaining local counsel, and may limit shareholders’ ability to bring a claim in a judicial forum that shareholders find favorable for disputes, which may discourage such actions.

UNDERLYING ISSUER INFORMATION

Information provided to or filed with the SEC by each Underlying Issuer pursuant to the Exchange Act, including the financial statements of each Underlying Issuer in its Form 10-K, can be located by reference to the SEC file number noted below through the SEC’s website at www.sec.gov:

Ticker	Name	SEC File Number
MRNA	Moderna, Inc.	001-38753
MSFT	Microsoft Corporation	001-37845
NFLX	Netflix, Inc.	001-35727
NKE	NIKE, Inc.	1-10635
NVDA	NVIDIA Corporation	0-23985
ORCL	Oracle Corporation	001-35992
PYPL	PayPal Holdings, Inc.	001-36859
ROKU	ROKU, Inc.	001-38211
SNOW	Snowflake Inc.	001-39504
XYZ	Block, Inc.	001-37622
TGT	Target Corporation	1-6049
TSLA	Tesla, Inc.	001-34756
XOM	Exxon Mobil Corporation	1-2256
ZM	Zoom Communications, Inc.	001-38865

FINANCIAL HIGHLIGHTS

The Financial Highlights tables are intended to help you understand the Funds’ financial performance for the fiscal periods shown. Certain information reflects financial results for a single Fund share. The total return in each table represents the rate that an investor would have earned or lost on an investment in a Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Cohen & Company, Ltd., the Funds’ independent registered public accounting firm, whose report, along with the Funds’ financial statements, is included in the Funds’ annual report, which is available upon request.

As of the Funds’ most recent fiscal year ended October 31, 2025, the YieldMax® NKE Option Income Strategy ETF, YieldMax® ORCL Option Income Strategy ETF, YieldMax® ROKU Option Income Strategy ETF, YieldMax® TGT Option Income Strategy ETF and YieldMax® ZM Option Income Strategy ETF had not commenced operations, therefore, Financial Highlights for those Funds are not shown.

For a share outstanding throughout the year/period presented

		INVESTMENT OPERATIONS:				LESS DISTRIBUTIONS FROM:
For the periods ended	Net asset value, beginning of periods	Net investment income (loss)(a)	Net realized and unrealized gain (loss) on investments(b)	Total from investment operations	Net investment income	Net realized gains	Return of capital	Total distributions
YieldMax MRNA Option Income Strategy ETF
10/31/2025(zz)	$72.60	0.86	(31.12)	(30.26)	(1.06)	—	(24.55)	(25.61)
10/31/2024	$193.50	5.80	(35.00)	(29.20)	(7.60)	—	(84.20)	(91.80)
10/31/2023(bb)	$200.00	—	(6.50)	(6.50)	—	—	—	—
YieldMax MSFT Option Income Strategy ETF
10/31/2025	$18.59	0.56	3.41	3.97	(3.04)	—	(2.30)	(5.34)
10/31/2024	$21.33	0.84	3.04	3.88	(2.91)	—	(3.72)	(6.63)
10/31/2023(s)	$20.00	0.15	1.45	1.60	(0.28)	—	—	(0.28)
YieldMax NFLX Option Income Strategy ETF
10/31/2025	$17.75	0.56	4.77	5.33	(6.14)	—	(2.13)	(8.26)
10/31/2024	$17.84	0.71	7.87	8.58	(8.42)	—	(0.26)	(8.68)
10/31/2023(dd)	$20.00	0.19	(1.43)	(1.24)	(0.93)	—	—	(0.93)
YieldMax NVDA Option Income Strategy ETF
10/31/2025	$24.88	0.52	4.34	4.86	(6.89)	—	(6.14)	(13.03)
10/31/2024	$20.34	0.98	21.80	22.78	(15.17)	—	(3.08)	(18.25)
10/31/2023(ff)	$20.00	0.45	4.00	4.45	(3.55)	—	(0.57)	(4.12)
YieldMax PYPL Option Income Strategy ETF
10/31/2025(ccc)	$88.65	2.01	(10.98)	(8.97)	(2.07)	—	(27.09)	(29.16)
10/31/2024	$90.20	3.15	38.60	41.75	(40.15)	—	(3.20)	(43.35)
10/31/2023(hh)	$100.00	0.30	(10.15)	(9.85)	—	—	—	—
YieldMax SNOW Option Income Strategy ETF
10/31/2025	$15.96	0.47	10.78	11.25	(8.38)	—	(2.97)	(11.35)
10/31/2024(oo)	$20.00	0.27	(0.67)	(0.40)	(1.24)	—	(2.41)	(3.65)
YieldMax TSLA Option Income Strategy ETF
10/31/2025(yy)	$59.65	1.48	23.63	25.11	(17.35)	—	(24.86)	(42.22)
10/31/2024(xx)	$110.90	3.50	3.30	6.80	(3.55)	—	(54.50)	(58.05)
10/31/2023(x)	$200.00	6.00	(15.90)	(9.90)	(6.70)	—	(72.60)	(79.30)
YieldMax XOM Option Income Strategy ETF
10/31/2025	$16.32	0.40	(1.08)	(0.68)	(0.40)	—	(3.60)	(4.00)
10/31/2024	$18.30	0.65	1.16	1.81	(1.56)	—	(2.24)	(3.80)
10/31/2023(tt)	$20.00	0.14	(1.55)	(1.41)	(0.29)	—	—	(0.29)
YieldMax XYZ Option Income Strategy ETF
10/31/2025(yy)	$89.00	1.72	(7.48)	(5.76)	(1.83)	—	(38.55)	(40.38)
10/31/2024	$88.80	3.75	54.30	58.05	(23.95)	—	(34.00)	(57.95)
10/31/2023(uu)	$100.00	0.20	(11.40)	(11.20)	—	—	—	—

For a share outstanding throughout the year/period presented

CAPITAL TRANSACTIONS:			SUPPLEMENTAL DATA AND RATIOS:
ETF transaction fees per share	Net asset value, end of periods	Total return(c)	Net assets, end of periods (in thousands)	Ratio of expenses to average net assets before expense reimbursement/ recoupment(d)(e)	Ratio of expenses to average net assets after expense reimbursement/ recoupment(d)	Ratio of interest and tax expense to average net assets(d)(e)	Ratio of operational expenses to average net assets excluding interest and tax expense(d)(e)	Ratio of net investment income (loss) to average net assets(d)(e)	Portfolio turnover rate(c)(f)
YieldMax MRNA Option Income Strategy ETF
0.02	$16.75	-48.88%	$92,474	1.00%	1.00%	0.01%	0.99%	3.46%	42%
0.10	$72.60	-36.73%	$28,841	1.26%	1.26%	0.27%	0.99%	4.02%	27%
—	$193.50	-3.25%	$1,451	0.99%	0.99%	—%	0.99%	(0.78)%	—%
YieldMax MSFT Option Income Strategy ETF
0.00(g)	$17.22	25.53%	$148,991	1.03%	1.03%	0.04%	0.99%	3.21%	16%
0.01	$18.59	18.73%	$80,849	1.07%	1.07%	0.08%	0.99%	4.02%	21%
0.01	$21.33	8.13%	$8,534	1.04%	1.04%	0.05%	0.99%	4.01%	9%
YieldMax NFLX Option Income Strategy ETF
0.01	$14.82	33.04%	$133,012	1.01%	1.01%	0.02%	0.99%	3.21%	33%
0.01	$17.75	63.43%	$51,465	1.05%	1.05%	0.06%	0.99%	4.08%	51%
0.01	$17.84	-5.99%	$16,058	0.99%	0.99%	—%	0.99%	4.72%	0%(ee)
YieldMax NVDA Option Income Strategy ETF
0.01	$16.72	36.93%	$1,823,696	1.09%	1.09%	0.10%	0.99%	2.94%	16%
0.01	$24.88	144.70%	$1,244,788	1.27%	1.27%	0.28%	0.99%	3.82%	23%
0.01	$20.34	21.88%	$158,667	1.02%	1.02%	0.03%	0.99%	4.24%	24%
YieldMax PYPL Option Income Strategy ETF
0.02	$50.54	-12.88%	$47,510	1.31%	1.31%	0.32%	0.99%	2.98%	19%
0.05	$88.65	58.02%	$45,200	1.45%	1.45%	0.46%	0.99%	3.49%	344%
0.05	$90.20	-9.82%	$1,353	1.16%	1.16%	0.17%	0.99%	3.32%	111%
YieldMax SNOW Option Income Strategy ETF
0.01	$15.87	93.18%	$86,075	1.00%	1.00%	0.01%	0.99%	2.86%	33%
0.01	$15.96	-1.67%	$18,756	1.04%	1.04%	0.05%	0.99%	3.89%	2%
YieldMax TSLA Option Income Strategy ETF
0.03	$42.58	62.26%	$1,286,168	1.07%	1.07%	0.08%	0.99%	3.09%	124%
—	$59.65	9.21%	$826,581	1.04%	1.04%	0.05%	0.99%	4.28%	51%
0.10	$110.90	-7.26%	$678,624	1.01%	1.01%	0.02%	0.99%	4.50%	168%
YieldMax XOM Option Income Strategy ETF
0.00(g)	$11.64	-3.95%	$48,895	1.17%	1.17%	0.18%	0.99%	2.99%	23%
0.01	$16.32	11.07%	$32,232	1.25%	1.25%	0.26%	0.99%	3.77%	6%
0.00(g)	$18.30	-7.08%	$6,404	1.12%	1.12%	0.13%	0.99%	4.28%	—%
YieldMax XYZ Option Income Strategy ETF
0.03	$42.89	-7.96%	$62,412	1.36%	1.36%	0.37%	0.99%	2.89%	46%
0.10	$89.00	75.00%	$50,274	1.43%	1.43%	0.44%	0.99%	3.73%	—%
0.00(g)	$88.80	-11.17%	$3,551	1.99%	1.99%	1.00%	0.99%	3.51%	—%

(a)	Net investment income per share has been calculated based on average shares outstanding during the periods.

(b)	Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(c)	Not annualized for periods less than one year.

(d)	Annualized for periods less than one year.

(e)	Ratios do not include the income and expenses of the underlying funds in which the Fund invests.

(f)	Portfolio turnover rate excludes in-kind transactions.

(g)	Amount represents less than $0.005 per share.

(s)	Inception date of the Fund was August 24, 2023.

(x)	Inception date of the Fund was November 22, 2022.

(bb)	Inception date of the Fund was October 23, 2023.

(dd)	Inception date of the Fund was August 7, 2023.

(ee)	Amount represents less than 0.5%.

(ff)	Inception date of the Fund was May 10, 2023.

(hh)	Inception date of the Fund was September 25, 2023.

(oo)	Inception date of the Fund was June 10, 2024.

(tt)	Inception date of the Fund was August 30, 2023.

(uu)	Inception date of the Fund was October 10, 2023.

(xx)	During the year ended October 31, 2024, the Fund effected the following reverse stock split: February 26, 2024, 1 for 2. All historical per share information has been retroactively adjusted to reflect this reverse stock split.

(yy)	After the year ended October 31, 2025, the Fund effected the following reverse stock split: November 28, 2025, 1 for 5. All historical per share information has been retroactively adjusted to reflect this reverse stock split.

(zz)	After the year ended October 31, 2025, the Fund effected the following reverse stock split: November 28, 2025, 1 for 10. All historical per share information has been retroactively adjusted to reflect this reverse stock split.

(ccc)	After the year ended October 31, 2025, the Fund effected the following reverse stock split: December 5, 2025, 1 for 5. All historical per share information has been retroactively adjusted to reflect this reverse stock split.

YieldMax® ETFs

Adviser	Tidal Investments LLC 234 West Florida Street, Suite 700 Milwaukee, Wisconsin 53204	Administrator	Tidal ETF Services LLC 234 West Florida Street, Suite 700 Milwaukee, Wisconsin 53204
Distributor	Foreside Fund Services, LLC 190 Middle Street, Suite 301 Portland, Maine 04101	Sub-Administrator, Fund Accountant, and Transfer Agent	U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services 615 East Michigan Street Milwaukee, Wisconsin 53202
Legal Counsel	Sullivan & Worcester LLP 1251 Avenue of the Americas, 19th Floor New York, New York 10020	Custodian	U.S. Bank National Association 1555 North Rivercenter Drive Milwaukee, Wisconsin 53212
Independent Registered Public Accounting Firm	Cohen & Company, Ltd. 1835 Market Street, Suite 310 Philadelphia, PA 19103

Investors may find more information about the Funds in the following documents:

Statement of Additional Information: The Funds’ SAI provides additional details about the investments of each Fund and certain other additional information. A current SAI dated March 2, 2026, as supplemented from time to time, is on file with the SEC and is herein incorporated by reference into this Prospectus. It is legally considered a part of this Prospectus.

Annual/Semi-Annual Reports: Additional information about the Funds’ investments is available in the Funds’ annual and semi-annual reports to shareholders and in Form N-CSR. In the Funds’ annual report you will find a discussion of the market conditions and investment strategies that significantly affected each Fund’s performance during its last fiscal year. In Form N-CSR, you will find the Funds’ annual and semi-annual financial statements.

You can request free copies of these documents, request other information or make general inquiries about the Funds by contacting the Funds at the YieldMax® Funds, c/o U.S. Bank Global Fund Services, P.O. Box 219252, Kansas City, Missouri 64121-9252 or calling (866) 864-3968.

Shareholder reports and other information about the Funds are also available:

●	Free of charge from the SEC’s EDGAR database on the SEC’s website at http://www.sec.gov; or

●	Free of charge from the Funds’ Internet website at www.yieldmaxetfs.com; or

●	For a fee, by e-mail request to publicinfo@sec.gov.

The SAI and other information are also available from a financial intermediary (such as a broker-dealer or bank) through which the Fund’s shares may be purchased or sold.

(SEC Investment Company Act File No. 811-23793)

YieldMax® MRNA Option Income Strategy ETF (MRNY)

YieldMax® MSFT Option Income Strategy ETF (MSFO)

YieldMax® NFLX Option Income Strategy ETF (NFLY)

YieldMax® NKE Option Income Strategy ETF (NKEY)

YieldMax® NVDA Option Income Strategy ETF (NVDY)

YieldMax® ORCL Option Income Strategy ETF (ORCY)

YieldMax® PYPL Option Income Strategy ETF (PYPY)

YieldMax® ROKU Option Income Strategy ETF (ROKY)

YieldMax® SNOW Option Income Strategy ETF (SNOY)

YieldMax® XYZ Option Income Strategy ETF (XYZY)

YieldMax® TGT Option Income Strategy ETF (TGTY)

YieldMax® TSLA Option Income Strategy ETF (TSLY)

YieldMax® XOM Option Income Strategy ETF (XOMO)

YieldMax® ZM Option Income Strategy ETF (ZMY)

listed on NYSE Arca, Inc

STATEMENT OF ADDITIONAL INFORMATION

March 2, 2025

This Statement of Additional Information (“SAI”) is not a prospectus and should be read in conjunction with the Prospectus for the YieldMax® MRNA Option Income Strategy ETF, YieldMax® MSFT Option Income Strategy ETF YieldMax®, NFLX Option Income Strategy ETF, YieldMax® NKE Option Income Strategy ETF, YieldMax® NVDA Option Income Strategy ETF, YieldMax® ORCL Option Income Strategy ETF, YieldMax® PYPL Option Income Strategy ETF, YieldMax® ROKU Option Income Strategy ETF, YieldMax® SNOW Option Income Strategy ETF, YieldMax® XYZ Option Income Strategy ETF, YieldMax® TGT Option Income Strategy ETF, YieldMax® TSLA Option Income Strategy ETF, YieldMax® XOM Option Income Strategy ETF and YieldMax® ZM Option Income Strategy ETF (each a “Fund” and collectively the “Funds”), each a series of Tidal Trust II (the “Trust”), dated March 2, 2026, as may be supplemented from time to time (the “Prospectus”). Capitalized terms used in this SAI that are not defined have the same meaning as in the Prospectus, unless otherwise noted. A copy of the Prospectus may be obtained without charge, by calling the Funds at (866) 864-3968, visiting www.yieldmaxetfs.com or writing to the Funds at the YieldMax® Funds, c/o U.S. Bank Global Fund Services, P.O. Box 219252, Kansas City, Missouri 64121-9252.

Each Fund’s audited financial statements for the fiscal year ended October 31, 2025, if any, are incorporated into this SAI by reference to such Fund’s Annual Certified Shareholder Report on Form N-CSR (File No. 811-23793). A copy of each Fund’s shareholder reports may be obtained at no charge by contacting the Funds at the address or phone number noted above. As of the date of this SAI, the YieldMax® NKE Option Income Strategy ETF, YieldMax® ORCL Option Income Strategy ETF, YieldMax® ROKU Option Income Strategy ETF, YieldMax® TGT Option Income Strategy ETF and YieldMax® ZM Option Income Strategy ETF had not commenced operations.

GENERAL INFORMATION ABOUT THE TRUST

The Trust is an open-end management investment company consisting of multiple series, including the Funds. This SAI relates to the YieldMax® MRNA Option Income Strategy ETF, YieldMax® MSFT Option Income Strategy ETF, YieldMax® NFLX Option Income Strategy ETF, YieldMax® NKE Option Income Strategy ETF, YieldMax® NVDA Option Income Strategy ETF, YieldMax® ORCL Option Income Strategy ETF, YieldMax® PYPL Option Income Strategy ETF, YieldMax® ROKU Option Income Strategy ETF, YieldMax® SNOW Option Income Strategy ETF, YieldMax® XYZ Option Income Strategy ETF, YieldMax® TGT Option Income Strategy ETF, YieldMax® TSLA Option Income Strategy ETF, YieldMax® XOM Option Income Strategy ETF and YieldMax® ZM Option Income Strategy ETF. The Trust was organized as a Delaware statutory trust on January 13, 2022. The Trust is registered with the U.S. Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (together with the rules and regulations adopted thereunder, as amended, the “1940 Act”), as an open-end management investment company and the offering of each Fund’s shares (“Shares”) is registered under the Securities Act of 1933, as amended (the “Securities Act”). The Trust is governed by its Board of Trustees (the “Board”). Tidal Investments LLC (“Tidal” or the “Adviser”) serves as investment adviser to each Fund.

Each Fund offers and issues Shares at its net asset value (“NAV”) only in aggregations of a specified number of Shares (each, a “Creation Unit”). The Funds generally offers and issues Shares in exchange for a basket of securities (“Deposit Securities”) together with the deposit of a specified cash payment (“Cash Component”). The Trust reserves the right to permit or require the substitution of a “cash in lieu” amount (“Deposit Cash”) to be added to the Cash Component to replace any Deposit Security. Shares of the Funds are each listed on NYSE Arca, Inc. (the “Exchange”). Shares of the Funds trade on the Exchange at market prices that may differ from the Shares’ respective NAV. Shares are also redeemable only in Creation Unit aggregations, primarily for a basket of Deposit Securities together with a Cash Component. As a practical matter, only institutions or large investors, known as “Authorized Participants” or “APs,” purchase or redeem Creation Units. Except when aggregated in Creation Units, Shares are not individually redeemable.

Shares may be issued in advance of receipt of Deposit Securities subject to various conditions, including a requirement to maintain on deposit with the Trust cash at least equal to a specified percentage of the value of the missing Deposit Securities, as set forth in the Participant Agreement (as defined below). The Trust may impose a transaction fee for each creation or redemption. In all cases, such fees will be limited in accordance with the requirements of the SEC applicable to management investment companies offering redeemable securities. As in the case of other publicly traded securities, brokers’ commissions on transactions in the secondary market will be based on negotiated commission rates at customary levels.

ADDITIONAL INFORMATION ABOUT INVESTMENT OBJECTIVES, POLICIES, AND RELATED RISKS

Each Fund’s investment objective and principal investment strategies are described in the Prospectus. The following information supplements, and should be read in conjunction with, the Prospectus. For a description of certain permitted investments, see “Description of Permitted Investments” in this SAI.

With respect to a Fund’s investments, unless otherwise noted, if a percentage limitation on investment is adhered to at the time of investment or contract, a subsequent increase or decrease as a result of market movement or redemption will not result in a violation of such investment limitation.

Non-Diversification

Each Fund is classified as a non-diversified investment company under the 1940 Act. A “non-diversified” classification means that the Funds are not limited by the 1940 Act with regard to the percentage of its assets that may be invested in the securities of a single issuer. This means that a Fund may invest a greater portion of its assets in the securities of a single issuer or a small number of issuers than if it was a diversified fund, and therefore, those issuers may constitute a greater portion of such Fund’s portfolio. This may have an adverse effect on the Fund’s performance or subject its Shares to greater price volatility than more diversified investment companies. Moreover, in pursuing its objective, a Fund may hold the securities of a single issuer in an amount exceeding 10% of the value of the outstanding securities of the issuer, subject to restrictions imposed by the Internal Revenue Code of 1986, as amended (the “Code”).

Although the Funds are non-diversified for purposes of the 1940 Act, each Fund intends to maintain the required level of diversification and otherwise conduct its operations so as to qualify as a regulated investment company (“RIC”) for purposes of the Code, and to relieve such Fund of any liability for federal income tax to the extent that their earnings are distributed to shareholders. Compliance with the diversification requirements of the Code may limit the investment flexibility of a Fund and may make it less likely that such Fund will meet its investment objectives. See “Federal Income Taxes” in this SAI for further discussion.

General Risks

The value of a Fund’s portfolio securities may fluctuate with changes in the financial condition of an issuer or counterparty, changes in specific economic or political conditions that affect a particular security or issuer and changes in general economic or political conditions. An investor in a Fund could lose money over short or long periods of time.

 1

There can be no guarantee that a liquid market for the securities held by a Fund will be maintained. The existence of a liquid trading market for certain securities may depend on whether dealers will make a market in such securities. There can be no assurance that a market will be made or maintained or that any such market will be or remain liquid. The price at which securities may be sold and the value of Shares will be adversely affected if trading markets for the Fund’s portfolio securities are limited or absent, or if bid-ask spreads are wide.

Financial markets, both domestic and foreign, have recently experienced an unusually high degree of volatility. Continuing events and possible continuing market turbulence may have an adverse effect on performance of a Fund.

Cyber Security Risk. Investment companies, such as the Funds, and their service providers may be subject to operational and information security risks resulting from cyber attacks. Cyber attacks include, among other behaviors, stealing or corrupting data maintained online or digitally, denial of service attacks on websites, the unauthorized release of confidential information or various other forms of cyber security breaches. Cyber attacks affecting the Funds or the Adviser, Custodian (defined below), Transfer Agent (defined below), intermediaries and other third-party service providers may adversely impact the Funds. For instance, cyber attacks may interfere with the processing of shareholder transactions, impact each Fund’s ability to calculate its NAV, cause the release of private shareholder information or confidential company information, impede trading, subject the Funds to regulatory fines or financial losses, and cause reputational damage. The Funds may also incur additional costs for cyber security risk management purposes. Similar types of cyber security risks are also present for issuers of securities in which a Fund invests, which could result in material adverse consequences for such issuers, and may cause a Fund’s investment in such portfolio companies to lose value.

DESCRIPTION OF PERMITTED INVESTMENTS

The following are descriptions of the permitted investments and investment practices and associated risk factors. The Funds will only invest in any of the following instruments or engage in any of the following investment practices if such investment or activity is consistent with such Fund’s investment objective and permitted by such Fund’s stated investment policies. In addition, certain of the techniques and investments discussed in this SAI are not principal strategies of the Funds as disclosed in the Prospectus, and while such techniques and investments are permissible for a Fund to utilize, such Fund is not required to utilize such non-principal techniques or investments.

The Funds will invest directly only in options contacts, short-term U.S. Treasury securities, cash and cash equivalents. Exposure to any of the other instruments or investment practices listed below will be indirect though exposure to Moderna, Inc. (“MRNA”), Microsoft Corporation (“MSFT”), Netflix, Inc. (“NFLX”), NIKE, Inc. (“NKE”), NVIDIA Corporation (“NVDA”), Oracle Corporation (“ORCL”), PayPal Holdings, Inc. (“PYPL”), ROKU, Inc. (“ROKU”), Snowflake Inc. (“SNOW”), Block, Inc. (“XYZ”), Target Corporation (“TGT”), Tesla, Inc. (“TSLA”), Exxon Mobil Corporation (“XOM”), and Zoom Communications, Inc. (“ZM”), respectively.

Borrowing

Under the 1940 Act, a Fund may borrow up to one-third (1/3) of its total assets. The Funds will borrow money only for short-term or emergency purposes. Such borrowing is not for investment purposes and will be repaid by the applicable Fund promptly. Borrowing will tend to exaggerate the effect on NAV of any increase or decrease in the market value of a Fund’s portfolio. Money borrowed will be subject to interest costs that may or may not be recovered by earnings on the securities purchased. The Funds also may be required to maintain minimum average balances in connection with a borrowing or to pay a commitment or other fee to maintain a line of credit; either of these requirements would increase the cost of borrowing over the stated interest rate.

Depositary Receipts

To the extent the Funds invest in stocks of foreign corporations, a Fund’s investment in securities of foreign companies may be in the form of depositary receipts or other securities convertible into securities of foreign issuers. American Depositary Receipts (“ADRs”) are dollar-denominated receipts representing interests in the securities of a foreign issuer, which securities may not necessarily be denominated in the same currency as the securities into which they may be converted. ADRs are receipts typically issued by U.S. banks and trust companies which evidence ownership of underlying securities issued by a foreign corporation. Generally, ADRs in registered form are designed for use in domestic securities markets and are traded on exchanges or over-the-counter in the United States.

Global Depositary Receipts (“GDRs”), European Depositary Receipts (“EDRs”), and International Depositary Receipts (“IDRs”) are similar to ADRs in that they are certificates evidencing ownership of shares of a foreign issuer; however, GDRs, EDRs, and IDRs may be issued in bearer form and denominated in other currencies and are generally designed for use in specific or multiple securities markets outside the U.S. EDRs, for example, are designed for use in European securities markets, while GDRs are designed for use throughout the world. Depositary receipts will not necessarily be denominated in the same currency as their underlying securities.

The Funds will not invest in any unlisted depositary receipts or any depositary receipt that is deemed to be illiquid or for which pricing information is not readily available. In addition, all depositary receipts generally must be sponsored. However, the Funds may invest in unsponsored depositary receipts under certain limited circumstances. The issuers of unsponsored depositary receipts are not obligated to disclose material information in the United States and, therefore, there may be less information available regarding such issuers and there may not be a correlation between such information and the value of the depositary receipts.

 2

Equity Securities

Equity securities, such as the common stocks of an issuer, are subject to stock market fluctuations and therefore may experience volatile changes in value as market conditions, consumer sentiment or the financial condition of the issuers change. A decrease in value of the equity securities in a Fund’s portfolio may also cause the value of such Fund’s Shares to decline.

An investment in a Fund should be made with an understanding of the risks inherent in an investment in equity securities, including the risk that the financial condition of issuers may become impaired or that the general condition of the stock market may deteriorate (either of which may cause a decrease in the value of a Fund’s portfolio securities and therefore a decrease in the value of Shares of such Fund). Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence and perceptions change. These investor perceptions are based on various and unpredictable factors, including expectations regarding government, economic, monetary and fiscal policies; inflation and interest rates; economic expansion or contraction; and global or regional political, economic or banking crises.

Holders of common stocks incur more risk than holders of preferred stocks and debt obligations because common stockholders, as owners of the issuer, generally have inferior rights to receive payments from the issuer in comparison with the rights of creditors or holders of debt obligations or preferred stocks. Further, unlike debt securities, which typically have a stated principal amount payable at maturity (whose value, however, is subject to market fluctuations prior thereto), or preferred stocks, which typically have a liquidation preference and which may have stated optional or mandatory redemption provisions, common stocks have neither a fixed principal amount nor a maturity. Common stock values are subject to market fluctuations as long as the common stock remains outstanding.

Types of Equity Securities:

Common Stocks. Common stocks represent units of ownership in a company. Common stocks usually carry voting rights and earn dividends. Unlike preferred stocks, which are described below, dividends on common stocks are not fixed but are declared at the discretion of the company’s board of directors.

Preferred Stocks. Preferred stocks are also units of ownership in a company. Preferred stocks normally have preference over common stock in the payment of dividends and the liquidation of the company. However, in all other respects, preferred stocks are subordinated to the liabilities of the issuer. Unlike common stocks, preferred stocks are generally not entitled to vote on corporate matters. Types of preferred stocks include adjustable-rate preferred stock, fixed dividend preferred stock, perpetual preferred stock, and sinking fund preferred stock.

Generally, the market values of preferred stock with a fixed dividend rate and no conversion element vary inversely with interest rates and perceived credit risk.

Rights and Warrants. A right is a privilege granted to existing shareholders of a corporation to subscribe to shares of a new issue of common stock before it is issued. Rights normally have a short life of usually two to four weeks, are freely transferable and entitle the holder to buy the new common stock at a lower price than the public offering price. Warrants are securities that are usually issued together with a debt security or preferred stock and that give the holder the right to buy proportionate amount of common stock at a specified price. Warrants are freely transferable and are traded on major exchanges. Unlike rights, warrants normally have a life that is measured in years and entitles the holder to buy common stock of a company at a price that is usually higher than the market price at the time the warrant is issued. Corporations often issue warrants to make the accompanying debt security more attractive.

An investment in warrants and rights may entail greater risks than certain other types of investments. Generally, rights and warrants do not carry the right to receive dividends or exercise voting rights with respect to the underlying securities, and they do not represent any rights in the assets of the issuer. In addition, their value does not necessarily change with the value of the underlying securities, and they cease to have value if they are not exercised on or before their expiration date. Investing in rights and warrants increases the potential profit or loss to be realized from the investment as compared with investing the same amount in the underlying securities.

Smaller Companies. The securities of small- and mid-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of larger-capitalization companies. The securities of small- and mid-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than larger capitalization stocks or the stock market as a whole. Some small- or mid-capitalization companies have limited product lines, markets, and financial and managerial resources and tend to concentrate on fewer geographical markets relative to larger capitalization companies. There is typically less publicly available information concerning small- and mid-capitalization companies than for larger, more established companies. Small- and mid-capitalization companies also may be particularly sensitive to changes in interest rates, government regulation, borrowing costs, and earnings.

 3

Tracking Stocks. The Funds may invest in tracking stocks. A tracking stock is a separate class of common stock whose value is linked to a specific business unit or operating division within a larger company and which is designed to “track” the performance of such business unit or division. The tracking stock may pay dividends to shareholders independent of the parent company. The parent company, rather than the business unit or division, generally is the issuer of tracking stock. However, holders of the tracking stock may not have the same rights as holders of the company’s common stock.

When-Issued Securities. A when-issued security is one whose terms are available and for which a market exists, but which has not been issued. When a Fund engages in when-issued transactions, it relies on the other party to consummate the sale. If the other party fails to complete the sale, a Fund may miss the opportunity to obtain the security at a favorable price or yield.

When purchasing a security on a when-issued basis, a Fund assumes the rights and risks of ownership of the security, including the risk of price and yield changes. At the time of settlement, the value of the security may be more or less than the purchase price. The yield available in the market when the delivery takes place also may be higher than those obtained in the transaction itself. Because a Fund does not pay for the security until the delivery date, these risks are in addition to the risks associated with its other investments. Rule 18f-4 under the 1940 Act permits a Fund to invest in securities on a when-issued or forward-settling basis, or with a non-standard settlement cycle, notwithstanding the limitation on the issuance of senior securities in Section 18 of the 1940 Act, provided that the Fund intends to physically settle the transaction and the transaction will settle within 35 days of its trade date (the Delayed-Settlement Securities Provision). A when-issued, forward-settling, or non-standard settlement cycle security that does not satisfy the Delayed-Settlement Securities Provision is treated as a derivatives transaction under Rule 18f-4.

Foreign Securities

The Funds may invest directly in foreign securities or have indirect exposure to foreign securities. Investing in securities of foreign companies and countries involves certain considerations and risks that are not typically associated with investing in U.S. government securities and securities of domestic companies. There may be less publicly available information about a foreign issuer than a domestic one, and foreign companies are not generally subject to uniform accounting, auditing and financial standards, and requirements comparable to those applicable to U.S. companies. There may also be less government supervision and regulation of foreign securities exchanges, brokers, and listed companies than exists in the United States. Interest and dividends paid by foreign issuers as well as gains or proceeds realized from the sale or other disposition of foreign securities may be subject to withholding and other foreign taxes, which may decrease the net return on such investments as compared to dividends and interest paid to the Funds by domestic companies or the U.S. government. There may be the possibility of expropriations, seizure or nationalization of foreign deposits, the imposition of economic sanctions, confiscatory taxation, political, economic or social instability, or diplomatic developments that could affect assets of the Funds held in foreign countries. The establishment of exchange controls or other foreign governmental laws or restrictions could adversely affect the payment of obligations. In addition, investing in foreign securities will generally result in higher commissions than investing in similar domestic securities.

Decreases in the value of currencies of the foreign countries in which a Fund may invest relative to the U.S. dollar will result in a corresponding decrease in the U.S. dollar value of such Fund’s assets denominated in those currencies (and possibly a corresponding increase in the amount of securities required to be liquidated to meet distribution requirements). Conversely, increases in the value of currencies of the foreign countries in which a Fund invests relative to the U.S. dollar will result in a corresponding increase in the U.S. dollar value of such Fund’s assets (and possibly a corresponding decrease in the amount of securities to be liquidated).

Investing in emerging markets can have more risk than investing in developed foreign markets. The risks of investing in these markets may be exacerbated relative to investments in foreign markets. Governments of developing and emerging market countries may be more unstable as compared to more developed countries. Developing and emerging market countries may have less developed securities markets or exchanges, and legal and accounting systems. It may be more difficult to sell securities at acceptable prices and security prices may be more volatile than in countries with more mature markets. Currency values may fluctuate more in developing or emerging markets. Developing or emerging market countries may be more likely to impose government restrictions, including confiscatory taxation, expropriation or nationalization of a company’s assets, and restrictions on foreign ownership of local companies. In addition, emerging markets may impose restrictions on a Fund’s ability to repatriate investment income or capital and, thus, may adversely affect the operations of the Funds. Certain emerging markets may impose constraints on currency exchange and some currencies in emerging markets may have been devalued significantly against the U.S. dollar. For these and other reasons, the prices of securities in emerging markets can fluctuate more significantly than the prices of securities of companies in developed countries. The less developed the country, the greater effect these risks may have on the Funds.

Foreign Currencies

Although the Funds intend to only hold investments denominated in U.S. dollars, each Fund may have indirect exposure to foreign currency fluctuations. A Fund’s net asset value could decline if a relevant foreign currency depreciates against the U.S. dollar or if there are delays or limits on the repatriation of such currency. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, a Fund’s net asset value may change without warning, which could have a significant negative impact on such Fund.

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Illiquid and Restricted Investments

Pursuant to Rule 22e-4 under the 1940 Act, each Fund may not acquire any “illiquid investment” if, immediately after the acquisition, such Fund would have invested more than 15% of its net assets in illiquid investments that are assets. An “illiquid investment” is any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. Each Fund has implemented a liquidity risk management program and related procedures to identify illiquid investments pursuant to Rule 22e-4. The 15% limit is observed continuously.

Each Fund may purchase certain restricted securities that can be resold to institutional investors and which may be determined not to be illiquid investments pursuant to the Fund’s liquidity risk management program. In many cases, those securities are traded in the institutional market under Rule 144A under the Securities Act and are called Rule 144A securities.

Investments in illiquid investments involve more risks than investments in similar securities that are readily marketable. Illiquid investments may trade at a discount from comparable, more liquid investments. Investment of a Fund’s assets in illiquid investments may restrict the ability of such Fund to dispose of its investments in a timely fashion and for a fair price as well as its ability to take advantage of market opportunities. The risks associated with illiquidity will be particularly acute where a Fund’s operations require cash, such as when the Fund has net redemptions, and could result in the Fund borrowing to meet short-term cash requirements or incurring losses on the sale of illiquid investments.

Illiquid investments are often restricted securities sold in private placement transactions between issuers and their purchasers and may be neither listed on an exchange nor traded in other established markets. In many cases, the privately placed securities may not be freely transferable under the laws of the applicable jurisdiction or due to contractual restrictions on resale. To the extent privately placed securities may be resold in privately negotiated transactions, the prices realized from the sales could be less than those originally paid by a Fund or less than the fair value of the securities. In addition, issuers whose securities are not publicly traded may not be subject to the disclosure and other investor protection requirements that may be applicable if their securities were publicly traded. If any privately placed securities held by a Fund are required to be registered under the securities laws of one or more jurisdictions before being resold, such Fund may be required to bear the expenses of registration. Private placement investments may involve investments in smaller, less seasoned issuers, which may involve greater risks than investments in more established companies. These issuers may have limited product lines, markets or financial resources, or they may be dependent on a limited management group. In making investments in private placement securities, a Fund may obtain access to material non-public information, which may restrict such Fund’s ability to conduct transactions in those securities.

Investment Company Securities

Each Fund may invest in the securities of other investment companies, including money market funds and ETFs, subject to applicable limitations under Section 12(d)(1) of the 1940 Act. Investing in another pooled vehicle exposes the Fund to all the risks of that pooled vehicle. The Funds generally may purchase or redeem, without limitation, shares of any affiliated or unaffiliated money market mutual funds, including unregistered money market funds, so long as a Fund does not pay a sales load or service fee in connection with the purchase, sale, or redemption or if such fees are paid, the Adviser waives its management fee in an amount necessary to offset the amounts paid.

If a Fund invests in and, thus, is a shareholder of, another investment company, such Fund’s shareholders will indirectly bear the Fund’s proportionate share of the fees and expenses paid by such other investment company, including advisory fees, in addition to both the management fees payable directly by the Fund to the Adviser and the other expenses that the Fund bears directly in connection with its own operations.

Pursuant to Section 12(d)(1), a Fund may invest in the securities of another investment company (the “acquired company”) provided that the Fund, immediately after such purchase or acquisition, does not own in the aggregate: (i) more than 3% of the total outstanding voting stock of the acquired company; (ii) securities issued by the acquired company having an aggregate value in excess of 5% of the value of the total assets of such Fund; or (iii) securities issued by the acquired company and all other investment companies (other than treasury stock of the Fund) having an aggregate value in excess of 10% of the value of the total assets of the Fund. To the extent allowed by law or regulation, the Fund may invest its assets in securities of investment companies that are money market funds in excess of the limits discussed above.

A Fund may rely on Section 12(d)(1)(F) and Rule 12d1-3 of the 1940 Act, which provide an exemption from Section 12(d)(1) that allows the Fund to invest all of its assets in other registered funds, including ETFs, if, among other conditions: (1) the Fund, together with its affiliates, acquires no more than three percent of the outstanding voting stock of any acquired fund; and (2) the sales load charged on Shares is no greater than the limits set forth in Rule 2830 of the Conduct Rules of the Financial Industry Regulatory Authority, Inc. (“FINRA”). A Fund may also rely on Rule 12d1-4 under the 1940 Act, which provides an exemption from Section 12(d)(1) that allows the Fund to invest all of its assets in other registered funds, including ETFs, if the Fund satisfies certain conditions specified in the Rule, including, among other conditions, that the Fund and its advisory group will not control (individually or in the aggregate) an acquired fund (e.g., hold more than 25% of the outstanding voting securities of an acquired fund that is a registered open-end management investment company).

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Initial Public Offering Risk

The Funds may, on a limited basis, participate in IPOs. The market value of IPO shares may fluctuate considerably and is often subject to speculative trading due to factors such as the absence of a prior public market, unseasoned trading, a smaller number of shares available for trading and limited information available about the issuer, its business model, the quality of management, earnings growth potential and other criteria used to evaluate its investment prospects. Such stocks may have exhibited price appreciation in connection with the IPO that is not sustained, and it is not uncommon for stocks to decline in value in the period following the IPO. Additionally, the market for IPO shares can be speculative and/or inactive for extended periods of time. There is no assurance that a Fund will be able to obtain allocable portions of IPO shares. The limited number of shares available for trading in some IPOs may make it more difficult for the Funds to buy or sell significant amounts of shares without an unfavorable impact on prevailing prices. Investors in IPO shares can be affected by substantial dilution in the value of their shares, by sales of additional shares and by concentration of control in existing management and principal shareholders.

Money Market Funds

The Funds may invest in underlying money market funds that either seek to maintain a stable $1 NAV (“stable NAV money market funds”) or that have a share price that fluctuates (“variable NAV market funds”). Although an underlying stable NAV money market fund seeks to maintain a stable $1 NAV, it is possible for the Funds to lose money by investing in such a money market fund. Because the share price of an underlying variable NAV market fund will fluctuate, when a Fund sells the shares it owns they may be worth more or less than what such Fund originally paid for them. In addition, neither type of money market fund is designed to offer capital appreciation. Certain underlying money market funds may impose a fee upon the sale of shares or may temporarily suspend the ability to sell shares if such fund’s liquidity falls below required minimums.

Other Short-Term Instruments

The Funds may invest in short-term instruments, including money market instruments, on an ongoing basis to provide liquidity or for other reasons. Money market instruments are generally short-term investments that may include but are not limited to: (i) shares of money market funds; (ii) obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities (including government-sponsored enterprises); (iii) negotiable certificates of deposit (“CDs”), bankers’ acceptances, fixed time deposits and other obligations of U.S. and foreign banks (including foreign branches) and similar institutions; (iv) commercial paper rated at the date of purchase “Prime-1” by Moody’s Investors Service or “A-1” by Standard & Poor’s Financial Services or, if unrated, of comparable quality as determined by the Adviser; (v) non-convertible corporate debt securities (e.g., bonds and debentures) with remaining maturities at the date of purchase of not more than 397 days and that satisfy the rating requirements set forth in Rule 2a-7 under the 1940 Act; and (vi) short-term U.S. dollar denominated obligations of foreign banks (including U.S. branches) that, in the opinion of the Adviser, are of comparable quality to obligations of U.S. banks which may be purchased by a Fund. Any of these instruments may be purchased on a current or a forward-settled basis. Money market instruments also include shares of money market funds. Time deposits are non-negotiable deposits maintained in banking institutions for specified periods of time at stated interest rates. Bankers’ acceptances are time drafts drawn on commercial banks by borrowers, usually in connection with international transactions.

Derivative Instruments

Generally, derivatives are financial instruments whose value depends on or is derived from, the value of one or more underlying assets, reference rates, or indices or other market factors (a “reference instrument”) and may relate to stocks, bonds, interest rates, credit, currencies, commodities or related indices. Derivative instruments can provide an efficient means to gain or reduce exposure to the value of a reference instrument without actually owning or selling the instrument. Some common types of derivatives include options, futures, forwards and swaps.

Derivative instruments may be used to modify the effective duration of a Fund’s portfolio investments. Derivative instruments may also be used for “hedging,” which means that they may be used when the Adviser seeks to protect a Fund’s investments from a decline in value resulting from changes to interest rates, market prices, currency fluctuations, or other market factors. Derivative instruments may also be used for other purposes, including to seek to increase liquidity, provide efficient portfolio management, broaden investment opportunities (including taking short or negative positions), implement a tax or cash management strategy, gain exposure to a particular security or segment of the market and/or enhance total return. However derivative instruments are used, their successful use is not assured and will depend upon, among other factors, the Adviser’s ability to gauge relevant market movements.

Derivative instruments may be used for purposes of direct hedging. Direct hedging means that the transaction must be intended to reduce a specific risk exposure of a portfolio security or its denominated currency and must also be directly related to such security or currency. Each Fund’s use of derivative instruments may be limited from time to time by policies adopted by the Board or the Adviser.

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SEC Rule 18f-4 (“Rule 18f-4” or the “Derivatives Rule”) regulates the ability of a Fund to enter into derivative transactions and other leveraged transactions. The Derivatives Rule defines the term “derivatives” to include short sales and forward contracts, such as TBA transactions, in addition to instruments traditionally classified as derivatives, such as swaps, futures, and options. Rule 18f-4 also regulates other types of leveraged transactions, such as reverse repurchase transactions and transactions deemed to be “similar to” reverse repurchase transactions, such as certain securities lending transactions in connection with which a Fund obtains leverage. Among other things, under Rule 18f-4, a Fund is prohibited from entering into these derivatives transactions except in reliance on the provisions of the Derivatives Rule. The Derivatives Rule establishes limits on the derivatives transactions that a Fund may enter into based on the value-at-risk (“VaR”) of the Fund inclusive of derivatives. A Fund will generally satisfy the limits under the Rule if the VaR of its portfolio (inclusive of derivatives transactions) does not exceed 200% of the VaR of its “designated reference portfolio.” The “designated reference portfolio” is a representative unleveraged index or a Fund’s own portfolio absent derivatives holdings, as determined by such Fund’s derivatives risk manager. This limits test is referred to as the “Relative VaR Test.” If a Fund determines that the Relative VaR Test, is not appropriate in light of its strategy, subject to specified conditions, the Fund may instead comply with the “Absolute VaR Test.” A Fund will satisfy the Absolute VaR Test if the VaR of its portfolio does not exceed 20% of the value of the Fund’s net assets.

In addition, among other requirements, Rule 18f-4 requires a Fund to establish a derivatives risk management program, appoint a derivatives risk manager, and carry out enhanced reporting to the Board, the SEC and the public regarding a Fund’s derivatives activities. These new requirements will apply unless a Fund qualifies as a “limited derivatives user,” which the Derivatives Rule defines as a fund that limits its derivatives exposure to 10% of its net assets. It is possible that the limits and compliance costs imposed by the Derivatives Rule may adversely affect a Fund’s performance, efficiency in implementing its strategy, liquidity and/or ability to pursue its investment objectives and may increase the cost of such Fund’s investments and cost of doing business, which could adversely affect investors.

Exclusion of Adviser from Commodity Pool Operator Definition. To the extent each Fund invests in “commodity interests” as defined under the Commodity Exchange Act (the “CEA”) the Adviser intends to claim an exclusion from the definition of “commodity pool operator” (“CPO”) and the rules of the Commodities Futures Trading Commission (the “CFTC”) with respect to each Fund. Therefore, the Adviser is not subject to CFTC registration or regulation as a CPO with respect to the Funds. Commodity interests include commodity futures, commodity options and swaps, which in turn include non-deliverable currency forward contracts.

Futures contracts. Generally, a futures contract is a standard binding agreement to buy or sell a specified quantity of an underlying reference instrument, such as a specific security, currency or commodity, at a specified price at a specified later date. A “sale” of a futures contract means the acquisition of a contractual obligation to deliver the underlying reference instrument called for by the contract at a specified price on a specified date. A “purchase” of a futures contract means the acquisition of a contractual obligation to acquire the underlying reference instrument called for by the contract at a specified price on a specified date. The purchase or sale of a futures contract will allow a Fund to increase or decrease its exposure to the underlying reference instrument without having to buy the actual instrument.

The underlying reference instruments to which futures contracts may relate include non-U.S. currencies, interest rates, stock and bond indices, and debt securities, including U.S. government debt obligations. In certain types of futures contracts, the underlying reference instrument may be a swap agreement. In most cases the contractual obligation under a futures contract may be offset, or “closed out,” before the settlement date so that the parties do not have to make or take delivery. The closing out of a contractual obligation is usually accomplished by buying or selling, as the case may be, an identical, offsetting futures contract. This transaction, which is effected through a member of an exchange, cancels the obligation to make or take delivery of the underlying instrument or asset. Although some futures contracts by their terms require the actual delivery or acquisition of the underlying instrument or asset, some require cash settlement.

Futures contracts may be bought and sold on U.S. and non-U.S. exchanges. Futures contracts in the U.S. have been designed by exchanges that have been designated “contract markets” by the CFTC and must be executed through a futures commission merchant (“FCM”), which is a brokerage firm that is a member of the relevant contract market. Each exchange guarantees performance of the contracts as between the clearing members of the exchange, thereby reducing the risk of counterparty default. Futures contracts may also be entered into on certain exempt markets, including exempt boards of trade and electronic trading facilities, available to certain market participants. Because all transactions in the futures market are made, offset or fulfilled by an FCM through a clearinghouse associated with the exchange on which the contracts are traded, a Fund will incur brokerage fees when they buy or sell futures contracts.

To the extent a Fund invests in futures contracts, such Fund will generally buy and sell futures contracts only on contract markets (including exchanges or boards of trade) where there appears to be an active market for the futures contracts, but there is no assurance that an active market will exist for any particular contract or at any particular time. An active market makes it more likely that futures contracts will be liquid and bought and sold at competitive market prices. In addition, many of the futures contracts available may be relatively new instruments without a significant trading history. As a result, there can be no assurance that an active market will develop or continue to exist.

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When a Fund enters into a futures contract, it must deliver to an account controlled by the FCM (that has been selected by the Fund), an amount referred to as “initial margin” that is typically calculated as an amount equal to the volatility in market value of a contract over a fixed period. Initial margin requirements are determined by the respective exchanges on which the futures contracts are traded and the FCM. Thereafter, a “variation margin” amount may be required to be paid by the Fund or received by the Fund in accordance with margin controls set for such accounts, depending upon changes in the marked-to market value of the futures contract. The account is marked-to market daily and the variation margin is monitored the Adviser and Custodian (defined below) on a daily basis. When the futures contract is closed out, if a Fund has a loss equal to or greater than the margin amount, the margin amount is paid to the FCM along with any loss in excess of the margin amount. If a Fund has a loss of less than the margin amount, the excess margin is returned to such Fund. If a Fund has a gain, the full margin amount and the amount of the gain is paid to such Fund.

Some futures contracts provide for the delivery of securities that are different than those that are specified in the contract. For a futures contract for delivery of debt securities, on the settlement date of the contract, adjustments to the contract can be made to recognize differences in value arising from the delivery of debt securities with a different interest rate from that of the particular debt securities that were specified in the contract. In some cases, securities called for by a futures contract may not have been issued when the contract was written.

Risks of futures contracts. The Funds’ use of futures contracts is subject to the risks associated with derivative instruments generally. In addition, a purchase or sale of a futures contract may result in losses to the Funds in excess of the amount that a Fund delivered as initial margin. Because of the relatively low margin deposits required, futures trading involves a high degree of leverage; as a result, a relatively small price movement in a futures contract may result in immediate and substantial loss, or gain, to a Fund. In addition, if a Fund has insufficient cash to meet daily variation margin requirements or close out a futures position, it may have to sell securities from its portfolio at a time when it may be disadvantageous to do so. Adverse market movements could cause a Fund to experience substantial losses on an investment in a futures contract.

There is a risk of loss by the Funds of the initial and variation margin deposits in the event of bankruptcy of the FCM with which a Fund has an open position in a futures contract. The assets of a Fund may not be fully protected in the event of the bankruptcy of the FCM or central counterparty because the Fund might be limited to recovering only a pro rata share of all available funds and margin segregated on behalf of an FCM’s customers. If the FCM does not provide accurate reporting, the Funds are also subject to the risk that the FCM could use a Fund’s assets, which are held in an omnibus account with assets belonging to the FCM’s other customers, to satisfy its own financial obligations or the payment obligations of another customer to the central counterparty.

The Funds may not be able to properly hedge or effect its strategy when a liquid market is unavailable for the futures contract a Fund wishes to close, which may at times occur. In addition, when futures contracts are used for hedging, there may be an imperfect correlation between movements in the prices of the underlying reference instrument on which the futures contract is based and movements in the prices of the assets sought to be hedged.

If the Adviser’s investment judgment about the general direction of market prices or interest or currency exchange rates is incorrect, a Fund’s overall performance will be poorer than if it had not entered into a futures contract. For example, if a Fund has purchased futures to hedge against the possibility of an increase in interest rates that would adversely affect the price of bonds held in its portfolio and interest rates instead decrease, such Fund will lose part or all of the benefit of the increased value of the bonds which it has hedged. This is because its losses in its futures positions will offset some or all of its gains from the increased value of the bonds.

The difference (called the “spread”) between prices in the cash market for the purchase and sale of the underlying reference instrument and the prices in the futures market is subject to fluctuations and distortions due to differences in the nature of those two markets. First, all participants in the futures market are subject to initial deposit and variation margin requirements. Rather than meeting additional variation margin requirements, investors may close futures contracts through offsetting transactions that could distort the normal pricing spread between the cash and futures markets. Second, the liquidity of the futures markets depends on participants entering into offsetting transactions rather than making or taking delivery of the underlying instrument. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced, resulting in pricing distortion. Third, from the point of view of speculators, the margin deposit requirements that apply in the futures market are less onerous than similar margin requirements in the securities market. Therefore, increased participation by speculators in the futures market may cause temporary price distortions.

Futures contracts that are traded on non-U.S. exchanges may not be as liquid as those purchased on CFTC-designated contract markets. In addition, non-U.S. futures contracts may be subject to varied regulatory oversight. The price of any non-U.S. futures contract and, therefore, the potential profit and loss thereon, may be affected by any change in the non-U.S. exchange rate between the time a particular order is placed and the time it is liquidated, offset or exercised.

The CFTC and the various exchanges have established limits referred to as “speculative position limits” on the maximum net long or net short position that any person, such as the Funds, may hold or control in a particular futures contract. Trading limits are also imposed on the maximum number of contracts that any person may trade on a particular trading day. An exchange may order the liquidation of positions found to be in violation of these limits and it may impose other sanctions or restrictions. The regulation of futures, as well as other derivatives, is a rapidly changing area of law. For more information, see “Developing government regulation of derivatives” below.

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Futures exchanges may also limit the amount of fluctuation permitted in certain futures contract prices during a single trading day. This daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day’s settlement price. Once the daily limit has been reached in a futures contract subject to the limit, no more trades may be made on that day at a price beyond that limit. The daily limit governs only price movements during a particular trading day and does not limit potential losses because the limit may prevent the liquidation of unfavorable positions. For example, futures prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of positions and subjecting some holders of futures contracts to substantial losses.

Options on futures contracts. Options on futures contracts trade on the same contract markets as the underlying futures contract. When a Fund buys an option, it pays a premium for the right, but does not have the obligation, to purchase (call) or sell (put) a futures contract at a set price (the exercise price). The purchase of a call or put option on a futures contract, whereby a Fund has the right to purchase or sell, respectively, a particular futures contract, is similar in some respects to the purchase of a call or put option on an individual security or currency. Depending on the premium paid for the option compared to either the price of the futures contract upon which it is based or the price of the underlying reference instrument, the option may be less risky than direct ownership of the futures contract or the underlying reference instrument. For example, a Fund could purchase a call option on a long futures contract when seeking to hedge against an increase in the market value of the underlying reference instrument, such as appreciation in the value of a non-U.S. currency against the U.S. dollar.

The seller (writer) of an option becomes contractually obligated to take the opposite futures position if the buyer of the option exercises its rights to the futures position specified in the option. In return for the premium paid by the buyer, the seller assumes the risk of taking a possibly adverse futures position. In addition, the seller will be required to post and maintain initial and variation margin with the FCM. One goal of selling (writing) options on futures may be to receive the premium paid by the option buyer. For more general information about the mechanics of purchasing and writing options, see “Options” below.

Risks of options on futures contracts. A Fund’s use of options on futures contracts are subject to the risks related to derivative instruments generally. In addition, the amount of risk a Fund assumes when it purchases an option on a futures contract is the premium paid for the option plus related transaction costs. The purchase of an option also entails the risk that changes in the value of the underlying futures contract will not be fully reflected in the value of the option purchased. The seller (writer) of an option on a futures contract is subject to the risk of having to take a possibly adverse futures position if the purchaser of the option exercises its rights. If the seller were required to take such a position, it could bear substantial losses. An option writer has potentially unlimited economic risk because its potential loss, except to the extent offset by the premium received, is equal to the amount the option is “in-the-money” at the expiration date. A call option is in-the-money if the value of the underlying futures contract exceeds the exercise price of the option. A put option is in-the-money if the exercise price of the option exceeds the value of the underlying futures contract.

Options. An option is a contract that gives the purchaser of the option, in return for the premium paid, the right to buy an underlying reference instrument, such as a specified security, currency, index, or other instrument, from the writer of the option (in the case of a call option), or to sell a specified reference instrument to the writer of the option (in the case of a put option) at a designated price during the term of the option. The premium paid by the buyer of an option will reflect, among other things, the relationship of the exercise price to the market price and the volatility of the underlying reference instrument, the remaining term of the option, supply, demand, interest rates and/or currency exchange rates. An American style put or call option may be exercised at any time during the option period while a European style put or call option may be exercised only upon expiration or during a fixed period prior thereto. Put and call options are traded on national securities exchanges and in the OTC market.

Options traded on national securities exchanges are within the jurisdiction of the SEC or other appropriate national securities regulator, as are securities traded on such exchanges. As a result, many of the protections provided to traders on organized exchanges will be available with respect to such transactions. In particular, all option positions entered into on a national securities exchange in the United States are cleared and guaranteed by the Options Clearing Corporation, thereby reducing the risk of counterparty default. Furthermore, a liquid secondary market in options traded on a national securities exchange may be more readily available than in the OTC market, potentially permitting a Fund to liquidate open positions at a profit prior to exercise or expiration, or to limit losses in the event of adverse market movements. There is no assurance, however, that higher than anticipated trading activity or other unforeseen events might not temporarily render the capabilities of the Options Clearing Corporation inadequate, and thereby result in the exchange instituting special procedures which may interfere with the timely execution of a Fund’s orders to close out open options positions.

Purchasing call and put options. As the buyer of a call option, a Fund has a right to buy the underlying reference instrument (e.g., a currency or security) at the exercise price at any time during the option period (for American style options). The Funds may enter into closing sale transactions with respect to call options, exercise them, or permit them to expire. For example, a Fund may buy call options on underlying reference instruments that it intends to buy with the goal of limiting the risk of a substantial increase in their market price before the purchase is effected. Unless the price of the underlying reference instrument changes sufficiently, a call option purchased by a Fund may expire without any value to the Fund, in which case such Fund would experience a loss to the extent of the premium paid for the option plus related transaction costs.

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As the buyer of a put option, a Fund has the right to sell the underlying reference instrument at the exercise price at any time during the option period (for American style options). Like a call option, the Funds may enter into closing sale transactions with respect to put options, exercise them or permit them to expire. A Fund may buy a put option on an underlying reference instrument owned by the Fund (a protective put) as a hedging technique in an attempt to protect against an anticipated decline in the market value of the underlying reference instrument. Such hedge protection is provided only during the life of the put option when the Fund, as the buyer of the put option, is able to sell the underlying reference instrument at the put exercise price, regardless of any decline in the underlying instrument’s market price. The Funds may also seek to offset a decline in the value of the underlying reference instrument through appreciation in the value of the put option. A put option may also be purchased with the intent of protecting unrealized appreciation of an instrument when the Adviser deems it desirable to continue to hold the instrument because of tax or other considerations. The premium paid for the put option and any transaction costs would reduce any short-term capital gain that may be available for distribution when the instrument is eventually sold. Buying put options at a time when the buyer does not own the underlying reference instrument allows the buyer to benefit from a decline in the market price of the underlying reference instrument, which generally increases the value of the put option.

If a put option was not terminated in a closing sale transaction when it has remaining value, and if the market price of the underlying reference instrument remains equal to or greater than the exercise price during the life of the put option, the buyer would not make any gain upon exercise of the option and would experience a loss to the extent of the premium paid for the option plus related transaction costs. In order for the purchase of a put option to be profitable, the market price of the underlying reference instrument must decline sufficiently below the exercise price to cover the premium and transaction costs.

Writing call and put options. Writing options may permit the writer to generate additional income in the form of the premium received for writing the option. The writer of an option may have no control over when the underlying reference instruments must be sold (in the case of a call option) or purchased (in the case of a put option) because the writer may be notified of exercise at any time prior to the expiration of the option (for American style options). In general, though, options are infrequently exercised prior to expiration. Whether or not an option expires unexercised, the writer retains the amount of the premium. Writing “covered” call options means that the writer owns the underlying reference instrument that is subject to the call option. Call options may also be written on reference instruments that the writer does not own.

If a Fund writes a covered call option, any underlying reference instruments that are held by the Fund and are subject to the call option will be earmarked on the books of such Fund as segregated to satisfy its obligations under the option. A Fund will be unable to sell the underlying reference instruments that are subject to the written call option until it either effects a closing transaction with respect to the written call, or otherwise satisfies the conditions for release of the underlying reference instruments from segregation. As the writer of a covered call option, a Fund gives up the potential for capital appreciation above the exercise price of the option should the underlying reference instrument rise in value. If the value of the underlying reference instrument rises above the exercise price of the call option, the reference instrument will likely be “called away,” requiring a Fund to sell the underlying instrument at the exercise price. In that case, the Fund will sell the underlying reference instrument to the option buyer for less than its market value, and such Fund will experience a loss (which will be offset by the premium received by the Fund as the writer of such option). If a call option expires unexercised, the Fund will realize a gain in the amount of the premium received. If the market price of the underlying reference instrument decreases, the call option will not be exercised and the Fund will be able to use the amount of the premium received to hedge against the loss in value of the underlying reference instrument. The exercise price of a call option will be chosen based upon the expected price movement of the underlying reference instrument. The exercise price of a call option may be below, equal to (at-the-money), or above the current value of the underlying reference instrument at the time the option is written.

As the writer of a put option, a Fund has a risk of loss should the underlying reference instrument decline in value. If the value of the underlying reference instrument declines below the exercise price of the put option and the put option is exercised, the Fund, as the writer of the put option, will be required to buy the instrument at the exercise price, which will exceed the market value of the underlying reference instrument at that time. A Fund will incur a loss to the extent that the current market value of the underlying reference instrument is less than the exercise price of the put option. However, the loss will be offset in part by the premium received from the buyer of the put. If a put option written by a Fund expires unexercised, such Fund will realize a gain in the amount of the premium received.

Closing out options (exchange-traded options). If the writer of an option wants to terminate its obligation, the writer may effect a “closing purchase transaction” by buying an option of the same series as the option previously written. The effect of the purchase is that the clearing corporation will cancel the option writer’s position. However, a writer may not effect a closing purchase transaction after being notified of the exercise of an option. Likewise, the buyer of an option may recover all or a portion of the premium that it paid by effecting a “closing sale transaction” by selling an option of the same series as the option previously purchased and receiving a premium on the sale. There is no guarantee that either a closing purchase or a closing sale transaction may be made at a time desired by a Fund. Closing transactions allow a Fund to terminate its positions in written and purchased options. A Fund will realize a profit from a closing transaction if the price of the transaction is less than the premium received from writing the original option (in the case of written options) or is more than the premium paid by the Fund to buy the option (in the case of purchased options). For example, increases in the market price of a call option sold by a Fund will generally reflect increases in the market price of the underlying reference instrument. As a result, any loss resulting from a closing transaction on a written call option is likely to be offset in whole or in part by appreciation of the underlying instrument owned by the Fund.

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Over-the-counter options. Like exchange-traded options, OTC options give the holder the right to buy from the writer, in the case of OTC call options, or sell to the writer, in the case of OTC put options, an underlying reference instrument at a stated exercise price. OTC options, however, differ from exchange-traded options in certain material respects.

OTC options are arranged directly with dealers and not with a clearing corporation or exchange. Consequently, there is a risk of non-performance by the dealer, including because of the dealer’s bankruptcy or insolvency. While the Funds use only counterparties, such as dealers, that meet its credit quality standards, in unusual or extreme market conditions, a counterparty’s creditworthiness and ability to perform may deteriorate rapidly, and the availability of suitable replacement counterparties may become limited. Because there is no exchange, pricing is typically done based on information from market makers or other dealers. OTC options are available for a greater variety of underlying reference instruments and in a wider range of expiration dates and exercise prices than exchange-traded options.

There can be no assurance that a continuous liquid secondary market will exist for any particular OTC option at any specific time. The Funds may be able to realize the value of an OTC option it has purchased only by exercising it or entering into a closing sale transaction with the dealer that issued it. When a Fund writes an OTC option, it generally can close out that option prior to its expiration only by entering into a closing purchase transaction with the dealer with which such Fund originally wrote the option. A Fund may suffer a loss if it is not able to exercise (in the case of a purchased option) or enter into a closing sale transaction on a timely basis.

The staff of the SEC has taken the position that purchased OTC options on securities are considered illiquid securities. Pending a change in the staff’s position, the Funds will treat such OTC options on securities as illiquid and subject to such Fund’s limitation on illiquid securities.

Interest rate caps. An interest rate cap is a type of OTC option. The buyer of an interest rate cap pays a premium to the seller in exchange for payments at set intervals for which a floating interest rate exceeds an agreed upon interest rate. The floating interest rate may be tied to a reference rate, a long-term swap rate or other benchmark. The amount of each payment is determined by reference to a specified “notional” amount of money. Interest rate caps do not involve the delivery of securities, other underlying instruments, or principal amounts. Accordingly, barring counterparty risk, the risk of loss to the purchaser of an interest rate cap is limited to the amount of the premium paid.

An interest rate cap can be used to increase or decrease exposure to various interest rates, including to hedge interest rate risk. By purchasing an interest rate cap, the buyer of the cap can benefit from rising interest rates while limiting its downside risk to the amount of the premium paid. If a Fund buys an interest rate cap and the Adviser is correct at predicting the direction of interest rates, the interest rate cap will increase in value. But if the Adviser is incorrect at predicting the direction, the interest rate cap will expire worthless.

By writing (selling) an interest rate cap, the seller of the cap can benefit by receiving a premium in exchange for assuming an obligation to make payments at set intervals for which a floating interest rate exceeds an agreed upon interest rate. If interest rates rise above the agreed upon cap, the seller’s obligation to make payments may result in losses in excess of the premium received.

Correctly predicting the value of an interest rate cap requires an understanding of the referenced interest rate, and a Fund bears the risk that the Adviser will not correctly forecast future market events, such as interest rate movements. Interest rate caps also involve the risks associated with derivative instruments generally, as described herein, including the risks associated with OTC options.

Risks of options. The Funds’ options investments involve certain risks, including general risks related to derivative instruments. There can be no assurance that a liquid secondary market on an exchange will exist for any particular option, or at any particular time, and the Funds may have difficulty effecting closing transactions in particular options. Therefore, a Fund would have to exercise the options it purchased in order to realize any profit, thus taking or making delivery of the underlying reference instrument when not desired. A Fund could then incur transaction costs upon the sale of the underlying reference instruments. Similarly, when a Fund cannot affect a closing transaction with respect to a put option it wrote, and the buyer exercises, such Fund would be required to take delivery and would incur transaction costs upon the sale of the underlying reference instruments purchased. If a Fund, as a covered call option writer, is unable to affect a closing purchase transaction in a secondary market, it will not be able to sell the underlying reference instrument until the option expires, it delivers the underlying instrument upon exercise, or it segregates enough liquid assets to purchase the underlying reference instrument at the marked-to-market price during the term of the option. When trading options on non-U.S. exchanges or in the OTC market, many of the protections afforded to exchange participants will not be available. For example, there may be no daily price fluctuation limits, and adverse market movements could therefore continue to an unlimited extent over an indefinite period of time.

The effectiveness of an options strategy for hedging depends on the degree to which price movements in the underlying reference instruments correlate with price movements in the relevant portion of the Fund’s portfolio that is being hedged. In addition, a Fund bears the risk that the prices of its portfolio investments will not move in the same amount as the option it has purchased or sold for hedging purposes, or that there may be a negative correlation that would result in a loss on both the investments and the option. If the Adviser is not successful in using options in managing a Fund’s investments, such Fund’s performance will be worse than if the Adviser did not employ such strategies.

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Swaps. Generally, swap agreements are contracts between a Fund and another party (the swap counterparty) involving the exchange of payments on specified terms over periods ranging from a few days to multiple years. A swap agreement may be negotiated bilaterally and traded OTC between the two parties (for an uncleared swap) or, in some instances, must be transacted through an FCM and cleared through a clearinghouse that serves as a central counterparty (for a cleared swap). In a basic swap transaction, a Fund agrees with the swap counterparty to exchange the returns (or differentials in rates of return) and/or cash flows earned or realized on a particular “notional amount” or value of predetermined underlying reference instruments. The notional amount is the set dollar or other value selected by the parties to use as the basis on which to calculate the obligations that the parties to a swap agreement have agreed to exchange. The parties typically do not actually exchange the notional amount. Instead, they agree to exchange the returns that would be earned or realized if the notional amount were invested in given investments or at given interest rates. Examples of returns that may be exchanged in a swap agreement are those of a particular security, a particular fixed or variable interest rate, a particular non-U.S. currency, or a “basket” of securities representing a particular index. Swaps can also be based on credit and other events.

The Funds will generally enter into swap agreements on a net basis, which means that the two payment streams that are to be made by a Fund and its counterparty with respect to a particular swap agreement are netted out, with such Fund receiving or paying, as the case may be, only the net difference in the two payments. A Fund’s obligations (or rights) under a swap agreement that is entered into on a net basis will generally be the net amount to be paid or received under the agreement based on the relative values of the obligations of each party upon termination of the agreement or at set valuation dates. A Fund will accrue its obligations under a swap agreement daily (offset by any amounts the counterparty owes such Fund). If the swap agreement does not provide for that type of netting, the full amount of the Fund’s obligations will be accrued on a daily basis.

Comprehensive swaps regulation. The Dodd-Frank Wall Street Reform and Consumer Protection Act of 2010 (the “Dodd-Frank Act”) and related regulatory developments imposed comprehensive regulatory requirements on swaps and swap market participants. The regulatory framework includes: (1) registration and regulation of swap dealers and major swap participants; (2) requiring central clearing and execution of standardized swaps; (3) imposing margin requirements on swap transactions; (4) regulating and monitoring swap transactions through position limits and large trader reporting requirements; and (5) imposing record keeping and centralized and public reporting requirements, on an anonymous basis, for most swaps. The CFTC is responsible for the regulation of most swaps. The SEC has jurisdiction over a small segment of the market referred to as “security-based swaps,” which includes swaps on single securities or credits, or narrow-based indices of securities or credits.

Uncleared swaps. In an uncleared swap, the swap counterparty is typically a brokerage firm, bank or other financial institution. The Funds customarily enter into uncleared swaps based on the standard terms and conditions of an International Swaps and Derivatives Association (“ISDA”) Master Agreement. ISDA is a voluntary industry association of participants in the over-the-counter derivatives markets that has developed standardized contracts used by such participants that have agreed to be bound by such standardized contracts. In the event that one party to a swap transaction defaults and the transaction is terminated prior to its scheduled termination date, one of the parties may be required to make an early termination payment to the other. An early termination payment may be payable by either the defaulting or non-defaulting party, depending upon which of them is “in-the-money” with respect to the swap at the time of its termination. Early termination payments may be calculated in various ways, but are intended to approximate the amount the “in-the-money” party would have to pay to replace the swap as of the date of its termination.

During the term of an uncleared swap, a Fund is required to pledge to the swap counterparty, from time to time, an amount of cash and/or other assets equal to the total net amount (if any) that would be payable by such Fund to the counterparty if all outstanding swaps between the parties were terminated on the date in question, including any early termination payments (“variation margin”). Periodically, changes in the amount pledged are made to recognize changes in value of the contract resulting from, among other things, interest on the notional value of the contract, market value changes in the underlying investment, and/or dividends paid by the issuer of the underlying instrument. Likewise, the counterparty will be required to pledge cash or other assets to cover its obligations to the Fund. However, the amount pledged may not always be equal to or more than the amount due to the other party. Therefore, if a counterparty defaults in its obligations to a Fund, the amount pledged by the counterparty and available to such Fund may not be sufficient to cover all the amounts due to the Fund and the Fund may sustain a loss.

Currently, the Funds do not intend to typically provide initial margin in connection with uncleared swaps. However, rules requiring initial margin for uncleared swaps have been adopted and are being phased in over time. When these rules take effect, if a Fund is deemed to have material swaps exposure under applicable swap regulations, the Fund will be required to post initial margin in addition to variation margin.

Cleared swaps. Certain standardized swaps are subject to mandatory central clearing and exchange-trading. The Dodd-Frank Act and implementing rules will ultimately require the clearing and exchange-trading of many swaps. Mandatory exchange-trading and clearing will occur on a phased-in basis based on the type of market participant, CFTC approval of contracts for central clearing and public trading facilities making such cleared swaps available to trade. To date, the CFTC has designated only certain of the most common types of credit default index swaps and interest rate swaps as subject to mandatory clearing and certain public trading facilities have made certain of those cleared swaps available to trade, but it is expected that additional categories of swaps will in the future be designated as subject to mandatory clearing and trade execution requirements. Central clearing is intended to reduce counterparty credit risk and increase liquidity, but central clearing does not eliminate these risks and may involve additional costs and risks not involved with uncleared swaps. See “Risks of cleared swaps” below.

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In a cleared swap, a Fund’s ultimate counterparty is a central clearinghouse rather than a brokerage firm, bank or other financial institution. Cleared swaps are submitted for clearing through each party’s FCM, which must be a member of the clearinghouse that serves as the central counterparty. Transactions executed on a swap execution facility (“SEF”) may increase market transparency and liquidity but may require a Fund to incur increased expenses to access the same types of swaps that it has used in the past. When a Fund enters into a cleared swap, it must deliver to the central counterparty (via the FCM) an amount referred to as “initial margin.” Initial margin requirements are determined by the central counterparty and are typically calculated as an amount equal to the volatility in market value of the cleared swap over a fixed period, but an FCM may require additional initial margin above the amount required by the central counterparty. During the term of the swap agreement, a “variation margin” amount may also be required to be paid by a Fund or may be received by a Fund in accordance with margin controls set for such accounts. If the value of a Fund’s cleared swap declines, the Fund will be required to make additional “variation margin” payments to the FCM to settle the change in value. Conversely, if the market value of a Fund’s position increases, the FCM will post additional “variation margin” to the Fund’s account. At the conclusion of the term of the swap agreement, if a Fund has a loss equal to or greater than the margin amount, the margin amount is paid to the FCM along with any loss in excess of the margin amount. If the Fund has a loss of less than the margin amount, the excess margin is returned to the Fund. If the Fund has a gain, the full margin amount and the amount of the gain is paid to the Fund.

Credit default swaps. The “buyer” of protection in a credit default swap agreement is obligated to pay the “seller” a periodic stream of payments over the term of the agreement in return for a payment by the “seller” that is contingent upon the occurrence of a credit event with respect to a specific underlying reference debt obligation (whether as a single debt instrument or as part of an index of debt instruments). The contingent payment by the seller generally is the face amount of the debt obligation, in return for the buyer’s obligation to make periodic cash payments and deliver in physical form the reference debt obligation or a cash payment equal to the then-current market value of that debt obligation at the time of the credit event. If no credit event occurs, the seller would receive a fixed rate of income throughout the term of the contract, while the buyer would lose the amount of its payments and recover nothing. The buyer is also subject to the risk that the seller will not satisfy its contingent payment obligation, if and when due.

Purchasing protection through a credit default swap may be used to attempt to hedge against a decline in the value of debt security or securities due to a credit event. The seller of protection under a credit default swap receives periodic payments from the buyer but is exposed to the risk that the value of the reference debt obligation declines due to a credit event and that it will have to pay the face amount of the reference obligation to the buyer. Selling protection under a credit default swap may also permit the seller to gain exposure that is similar to owning the reference debt obligation directly. As the seller of protection, a Fund would effectively add leverage to its portfolio because, in addition to its total assets, such Fund would be subject to the risk that there would be a credit event and the Fund would have to make a substantial payment in the future.

Generally, a credit event means bankruptcy, failure to timely pay interest or principal, obligation acceleration or default, or repudiation or restructuring of the reference debt obligation. There may be disputes between the buyer or seller of a credit default swap agreement or within the swaps market as a whole as to whether or not a credit event has occurred or what the payout should be which could result in litigation. In some instances where there is a dispute in the credit default swap market, a regional Determinations Committee set up by ISDA may make an official binding determination regarding the existence of credit events with respect to the reference debt obligation of a credit default swap agreement or, in the case of a credit default swap on an index, with respect to a component of the index underlying the credit default swap agreement. In the case of a credit default swap on an index, the existence of a credit event is determined according to the index methodology, which may in turn refer to determinations made by ISDA’s Determinations Committees with respect to particular components of the index.

ISDA’s Determinations Committees are comprised principally of dealers in the OTC derivatives markets which may have a conflicting interest in the determination regarding the existence of a particular credit event. In addition, in the sovereign debt market, a credit default swap agreement may not provide the protection generally anticipated because the government issuer of the sovereign debt instruments may be able to restructure or renegotiate the debt in such a manner as to avoid triggering a credit event. Moreover, (1) sovereign debt obligations may not incorporate common, commercially acceptable provisions, such as collective action clauses, or (2) the negotiated restructuring of the sovereign debt may be deemed non-mandatory on all holders. As a result, the determination committee might then not be able to determine, or may be able to avoid having to determine, that a credit event under the credit default agreement has occurred.

For these and other reasons, the buyer of protection in a credit default swap agreement is subject to the risk that certain occurrences, such as particular restructuring events affecting the value of the underlying reference debt obligation, or the restructuring of sovereign debt, may not be deemed credit events under the credit default swap agreement. Therefore, if the credit default swap was purchased as a hedge or to take advantage of an anticipated increase in the value of credit protection for the underlying reference obligation, it may not provide any hedging benefit or otherwise increase in value as anticipated. Similarly, the seller of protection in a credit default swap agreement is subject to the risk that certain occurrences may be deemed to be credit events under the credit default swap agreement, even if these occurrences do not adversely impact the value or creditworthiness of the underlying reference debt obligation.

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Interest rate swaps. An interest rate swap is an agreement between two parties to exchange interest rate payment obligations. Typically, one party’s obligation is based on an interest rate fixed to maturity while the other party’s obligation is based on an interest rate that changes in accordance with changes in a designated benchmark (for example, Secured Overnight Financing Rate (SOFR), prime rate, commercial paper rate, or other benchmarks). Alternatively, both payment obligations may be based on an interest rate that changes in accordance with changes in a designated benchmark (also known as a “basis swap”). In a basis swap, the rates may be based on different benchmarks (for example, SOFR versus commercial paper) or on different terms of the same benchmark (for example, one-month SOFR versus three-month SOFR ). Each party’s payment obligation under an interest rate swap is determined by reference to a specified “notional” amount of money. Therefore, interest rate swaps generally do not involve the delivery of securities, other underlying instruments, or principal amounts; rather they entail the exchange of cash payments based on the application of the designated interest rates to the notional amount. Accordingly, barring swap counterparty or FCM default, the risk of loss in an interest rate swap is limited to the net amount of interest payments that a Fund is obligated to make or receive (as applicable), as well as any early termination payment payable by or to such Fund upon early termination of the swap.

By swapping fixed interest rate payments for floating payments, an interest rate swap can be used to increase or decrease a Fund’s exposure to various interest rates, including to hedge interest rate risk. Interest rate swaps are generally used to permit the party seeking a floating rate obligation the opportunity to acquire such obligation at a rate lower than is directly available in the credit markets, while permitting the party desiring a fixed-rate obligation the opportunity to acquire such a fixed-rate obligation, also frequently at a rate lower than is directly available in the credit markets. The success of such a transaction depends in large part on the availability of fixed-rate obligations at interest (or coupon) rates low enough to cover the costs involved. Similarly, a basis swap can be used to increase or decrease a Fund’s exposure to various interest rates, including to hedge against or speculate on the spread between the two indexes, or to manage duration. An interest rate swap transaction is affected by change in interest rates, which, in turn, may affect the prepayment rate of any underlying debt obligations upon which the interest rate swap is based.

Inflation index swaps. An inflation index swap is a contract between two parties, whereby one party makes payments based on the cumulative percentage increase in an index that serves as a measure of inflation (typically, the Consumer Price Index) and the other party makes a regular payment based on a compounded fixed rate. Each party’s payment obligation under the swap is determined by reference to a specified “notional” amount of money. Typically, an inflation index swap has payment obligations netted and exchanged upon maturity. The value of an inflation index swap is expected to change in response to changes in the rate of inflation. If inflation increases at a faster rate than anticipated at the time the swap is entered into, the swap will increase in value. Similarly, if inflation increases at a rate slower than anticipated at the time the swap is entered into, the swap will decrease in value.

Equity total return swaps. A total return swap (also sometimes referred to as a synthetic equity swap or “contract for difference” when written with respect to an equity security or basket of equity securities) is an agreement between two parties under which the parties agree to make payments to each other so as to replicate the economic consequences that would apply had a purchase or short sale of the underlying reference instrument or index thereof taken place. For example, one party agrees to pay the other party the total return earned or realized on the notional amount of an underlying equity security and any dividends declared with respect to that equity security. In return the other party makes payments, typically at a floating rate, calculated based on the notional amount.

Options on swap agreements. An option on a swap agreement generally is an OTC option (see the discussion above on OTC options) that gives the buyer of the option the right, but not the obligation, in return for payment of a premium to the seller, to enter into a previously negotiated swap agreement, or to extend, terminate or otherwise modify the terms of an existing swap agreement. The writer (seller) of an option on a swap agreement receives premium payments from the buyer and, in exchange, becomes obligated to enter into or modify an underlying swap agreement upon the exercise of the option by the buyer. When a Fund purchases an option on a swap agreement, it risks losing only the amount of the premium it has paid should it decide to let the option expire unexercised, plus any related transaction costs.

There can be no assurance that a liquid secondary market will exist for any particular option on a swap agreement, or at any particular time, and a Fund may have difficulty affecting closing transactions in particular options on swap agreements. Therefore, such Fund may have to exercise the options that it purchases in order to realize any profit and take delivery of the underlying swap agreement. The Fund could then incur transaction costs upon the sale or closing out of the underlying swap agreement. In the event that the option on a swap is exercised, the counterparty for such option would be the same counterparty with whom the Fund entered into the underlying swap.

However, if a Fund writes (sells) an option on a swap agreement, such Fund is bound by the terms of the underlying swap agreement upon exercise of the option by the buyer, which may result in losses to the Fund in excess of the premium it received. Options on swap agreements involve the risks associated with derivative instruments generally, as described above, as well as the additional risks associated with both options and swaps generally.

Options on swap agreements are considered to be swaps for purposes of CFTC regulation. Although they are traded OTC, the CFTC may in the future designate certain options on swaps as subject to mandatory clearing. For more information, see “Cleared swaps” and “Risks of cleared swaps.”

An option on an interest rate swap (also sometimes referred to as a “swaption”) is a contract that gives the purchaser the right, but not the obligation, in return for payment of a premium, to enter into a new interest rate swap. A pay fixed option on an interest rate swap gives the buyer the right to establish a position in an interest rate swap where the buyer will pay (and the writer will receive) the fixed-rate cash flows and receive (and the writer will pay) the floating-rate cash flows. In general, most options on interest rate swaps are “European” exercise, which means that they can only be exercised at the end of the option term. Depending on the movement of interest rates between the time of purchase and expiration, the value of the underlying interest rate swap and therefore also the value of the option on the interest rate swap will change.

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An option on a credit default swap is a contract that gives the buyer the right (but not the obligation), in return for payment of a premium to the option seller, to enter into a new credit default swap on a reference entity at a predetermined spread on a future date. This spread is the price at which the contract is executed (the option strike price). Similar to a put option, in a payer option on a credit default swap, the option buyer pays a premium to the option seller for the right, but not the obligation, to buy credit protection on a reference entity (e.g., a particular portfolio security) at a predetermined spread on a future date. Similar to a call option, in a receiver option on a credit default swap the option buyer pays a premium for the right, but not the obligation to sell credit default swap protection on a reference entity or index. Depending on the movement of market spreads with respect to the particular referenced debt securities between the time of purchase and expiration of the option, the value of the underlying credit default swap and therefore the value of the option will change. Options on credit default swaps currently are traded OTC and the specific terms of each option on a credit default swap are negotiated directly with the counterparty.

Commodity-linked total return swaps. A commodity-linked total return swap is an agreement between two parties under which the parties agree to exchange a fixed return or interest rate on the notional amount of the swap for the return of a particular commodities index, commodity contract or basket of commodity contracts as if such notional amount had been invested in such index, commodity contract or basket of commodity contracts. For example, one party agrees to pay the other party the return on a particular index multiplied by the notional amount of the swap. In return, the other party makes periodic payments, such as at a floating interest rate, calculated based on such notional amount. If the commodity swap is for one period, a Fund may pay a fixed fee, established at the outset of the swap. However, if the term of the commodity swap is more than one period, with interim swap payments, a Fund may pay an adjustable or floating fee. With a “floating” rate, the fee may be pegged to a base rate, such as the SOFR, and is adjusted each period. Therefore, if interest rates increase over the term of the swap contract, a Fund may be required to pay a higher fee at each swap reset date.

Risks of swaps generally. The use of swap transactions is a highly specialized activity, which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Whether the Funds will be successful in using swap agreements to achieve its investment goal depends on the ability of the Adviser correctly to predict which types of investments are likely to produce greater returns. If the Adviser, in using swap agreements, is incorrect in its forecasts of market values, interest rates, inflation, currency exchange rates or other applicable factors, the investment performance of a Fund will be less than its performance would have been if it had not used the swap agreements.

The risk of loss to a Fund for swap transactions that are entered into on a net basis depends on which party is obligated to pay the net amount to the other party. If the counterparty is obligated to pay the net amount to a Fund, the risk of loss to the Fund is loss of the entire amount that the Fund is entitled to receive. If a Fund is obligated to pay the net amount, the Fund’s risk of loss is generally limited to that net amount. If the swap agreement involves the exchange of the entire principal value of a security, the entire principal value of that security is subject to the risk that the other party to the swap will default on its contractual delivery obligations. In addition, a Fund’s risk of loss also includes any margin at risk in the event of default by the counterparty (in an uncleared swap) or the central counterparty or FCM (in a cleared swap), plus any transaction costs.

Because bilateral swap agreements are structured as two-party contracts and may have terms of greater than seven days, these swaps may be considered to be illiquid and, therefore, subject to a Fund’s limitation on investments in illiquid securities. If a swap transaction is particularly large or if the relevant market is illiquid, the Fund may not be able to establish or liquidate a position at an advantageous time or price, which may result in significant losses. Participants in the swap markets are not required to make continuous markets in the swap contracts they trade. Participants could refuse to quote prices for swap contracts or quote prices with an unusually widespread between the price at which they are prepared to buy and the price at which they are prepared to sell. Some swap agreements entail complex terms and may require a greater degree of subjectivity in their valuation. However, the swap markets have grown substantially in recent years, with a large number of financial institutions acting both as principals and agents, utilizing standardized swap documentation. As a result, the swap markets have become increasingly liquid. In addition, central clearing and the trading of cleared swaps on public facilities are intended to increase liquidity. The Adviser, under the supervision of the Board, is responsible for determining and monitoring the liquidity of the Funds’ swap transactions.

Rules adopted under the Dodd-Frank Act require centralized reporting of detailed information about many swaps, whether cleared or uncleared. This information is available to regulators and also, to a more limited extent and on an anonymous basis, to the public. Reporting of swap data is intended to result in greater market transparency. This may be beneficial to funds that use swaps in their trading strategies. However, public reporting imposes additional recordkeeping burdens on these funds, and the safeguards established to protect anonymity are not yet tested and may not provide protection of the funds’ identities as intended.

Certain U.S. Internal Revenue Service (“IRS”) positions may limit each Fund’s ability to use swap agreements in a desired tax strategy. It is possible that developments in the swap markets and/or the laws relating to swap agreements, including potential government regulation, could adversely affect a Fund’s ability to benefit from using swap agreements, or could have adverse tax consequences. For more information about potentially changing regulation, see “Developing government regulation of derivatives” below.

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Risks of uncleared swaps. Uncleared swaps are typically executed bilaterally with a swap dealer rather than traded on exchanges. As a result, swap participants may not be as protected as participants on organized exchanges. Performance of a swap agreement is the responsibility only of the swap counterparty and not of any exchange or clearinghouse. As a result, a Fund is subject to the risk that a counterparty will be unable or will refuse to perform under such agreement, including because of the counterparty’s bankruptcy or insolvency. A Fund risks the loss of the accrued but unpaid amounts under a swap agreement, which could be substantial, in the event of a default, insolvency or bankruptcy by a swap counterparty. In such an event, the Fund will have contractual remedies pursuant to the swap agreements, but bankruptcy and insolvency laws could affect such Fund’s rights as a creditor. If the counterparty’s creditworthiness declines, the value of a swap agreement would likely decline, potentially resulting in losses. In unusual or extreme market conditions, a counterparty’s creditworthiness and ability to perform may deteriorate rapidly, and the availability of suitable replacement counterparties may become limited.

Risks of cleared swaps. As noted above, under recent financial reforms, certain types of swaps are, and others eventually are expected to be, required to be cleared through a central counterparty, which may affect counterparty risk and other risks faced by the Funds. Central clearing is designed to reduce counterparty credit risk and increase liquidity compared to uncleared swaps because central clearing interposes the central clearinghouse as the counterparty to each participant’s swap, but it does not eliminate those risks completely. There is also a risk of loss by a Fund of the initial and variation margin deposits in the event of bankruptcy of the FCM with which the Fund has an open position, or the central counterparty in a swap contract. The assets of a Fund may not be fully protected in the event of the bankruptcy of the FCM or central counterparty because the Fund might be limited to recovering only a pro rata share of all available funds and margin segregated on behalf of an FCM’s customers. If the FCM does not provide accurate reporting, the Funds are also subject to the risk that the FCM could use such Fund’s assets, which are held in an omnibus account with assets belonging to the FCM’s other customers, to satisfy its own financial obligations or the payment obligations of another customer to the central counterparty. Credit risk of cleared swap participants is concentrated in a few clearinghouses, and the consequences of insolvency of a clearinghouse are not clear.

With cleared swaps, a Fund may not be able to obtain as favorable terms as it would be able to negotiate for a bilateral, uncleared swap. In addition, an FCM may unilaterally amend the terms of its agreement with a Fund, which may include the imposition of position limits or additional margin requirements with respect to the Fund’s investment in certain types of swaps. Central counterparties and FCMs can require termination of existing cleared swap transactions upon the occurrence of certain events, and can also require increases in margin above the margin that is required at the initiation of the swap agreement.

Finally, the Funds are subject to the risk that, after entering into a cleared swap with an executing broker, no FCM or central counterparty is willing or able to clear the transaction. In such an event, a Fund may be required to break the trade and make an early termination payment to the executing broker.

Combined transactions. Each Fund may enter into multiple derivative instruments, and any combination of derivative instruments as part of a single or combined strategy (a “Combined Transaction”) when the Adviser believes it is in the best interests of the Fund to do so. A Combined Transaction will usually contain elements of risk that are present in each of its component transactions.

Although Combined Transactions are normally entered into based on the Adviser’s judgment that the combined strategies will reduce risk or otherwise more effectively achieve the desired portfolio management goal(s), it is possible that the combination will instead increase such risks or hinder achievement of the portfolio management objective.

Securities Lending

Each Fund may lend portfolio securities to certain creditworthy borrowers. The borrowers provide collateral that is maintained in an amount at least equal to the current value of the securities loaned. A Fund may terminate a loan at any time and obtain the return of the securities loaned. A Fund receives the value of any interest or cash or non-cash distributions paid on the securities that it lends. Distributions received on loaned securities in lieu of dividend payments (i.e., substitute payments) would not be considered qualified dividend income.

With respect to loans that are collateralized by cash, the borrower will be entitled to receive a fee based on the amount of cash collateral. A Fund is compensated by the difference between the amount earned on the reinvestment of cash collateral and the fee paid to the borrower. In the case of collateral other than cash, the Fund is compensated by a fee paid by the borrower equal to a percentage of the value of the loaned securities. Any cash collateral may be reinvested in certain short-term instruments either directly on behalf of a Fund or through one or more joint accounts or money market funds, which may include those managed by the Adviser.

Each Fund may pay a portion of the interest or fees earned from securities lending to a borrower as described above, and to one or more securities lending agents approved by the Board who administer the lending program for each Fund in accordance with guidelines approved by the Board. In such capacity, the lending agent causes the delivery of loaned securities from a Fund to borrowers, arranges for the return of loaned securities to such Fund at the termination of a loan, requests deposit of collateral, monitors the daily value of the loaned securities and collateral, requests that borrowers add to the collateral when required by the loan agreements, and provides recordkeeping and accounting services necessary for the operation of the program.

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Securities lending involves exposure to certain risks, including operational risk (i.e., the risk of losses resulting from problems in the settlement and accounting process), “gap” risk (i.e., the risk of a mismatch between the return on cash collateral reinvestments and the fees a Fund has agreed to pay a borrower), and credit, legal, counterparty and market risk. In the event a borrower does not return a Fund’s securities as agreed, such Fund may experience losses if the proceeds received from liquidating the collateral do not at least equal the value of the loaned security at the time the collateral is liquidated plus the transaction costs incurred in purchasing replacement securities.

Repurchase Agreements

Each Fund may invest in repurchase agreements with commercial banks, brokers or dealers to generate income from its excess cash balances. A repurchase agreement is an agreement under which a Fund acquires a financial instrument (e.g., a security issued by the U.S. government or an agency thereof, a banker’s acceptance or a certificate of deposit) from a seller, subject to resale to the seller at an agreed upon price and date (normally, the next Business Day). A “Business Day” is any day on which the New York Stock Exchange (“NYSE”) is open for regular trading. A repurchase agreement may be considered a loan collateralized by securities. The resale price reflects an agreed upon interest rate effective for the period the instrument is held by a Fund and is unrelated to the interest rate on the underlying instrument.

In these repurchase agreement transactions, the securities acquired by a Fund (including accrued interest earned thereon) must have a total value in excess of the value of the repurchase agreement and are held by the Fund’s custodian bank until repurchased. No more than an aggregate of 15% of a Fund’s net assets will be invested in illiquid securities, including repurchase agreements having maturities longer than seven days and securities subject to legal or contractual restrictions on resale, or for which there are no readily available market quotations.

The use of repurchase agreements involves certain risks. For example, if the other party to the agreement defaults on its obligation to repurchase the underlying security at a time when the value of the security has declined, a Fund may incur a loss upon disposition of the security. If the other party to the agreement becomes insolvent and subject to liquidation or reorganization under the U.S. Bankruptcy Code or other laws, a court may determine that the underlying security is collateral for a loan by the Fund not within the control of such Fund and, therefore, the Fund may not be able to substantiate its interest in the underlying security and may be deemed an unsecured creditor of the other party to the agreement.

Dollar Rolls

A dollar roll transaction involves a sale by a Fund of a security concurrently with an agreement by the Fund to repurchase a similar security at a later date at an agreed-upon price. A dollar roll may be considered a borrowing giving rise to leverage. The securities that are repurchased will bear the same interest rate and a similar maturity as those sold, but the assets collateralizing these securities may have different prepayment histories than those sold. During the period between the sale and repurchase, the Fund will not be entitled to receive interest and principal payments on the securities sold. Proceeds of the sale will be invested in additional investments, and the income from these investments will generate income for the Fund. If such income does not exceed the income, capital appreciation and gain or loss that would have been realized on the securities sold as part of the dollar roll, the use of this technique will diminish the investment performance of the Fund compared with what the performance would have been without the use of dollar rolls. Dollar rolls involve the risk that the market value of the securities subject to a Fund’s forward purchase commitment may decline below, or the market value of the securities subject to a Fund’s forward sale commitment may increase above, the exercise price of the forward commitment. In the event the buyer of the securities files for bankruptcy or becomes insolvent, a Fund’s use of the proceeds of the current sale portion of the transaction may be restricted.

Tax Risks

As with any investment, you should consider how your investment in Shares will be taxed. The tax information in the Prospectus and this SAI is provided as general information. You should consult your own tax professional about the tax consequences of an investment in Shares.

Unless your investment in Shares is made through a tax-exempt entity or tax-deferred retirement account, such as an individual retirement account, you need to be aware of the possible tax consequences when a Fund makes distributions or you sell Shares.

INVESTMENT RESTRICTIONS

The Trust has adopted the following investment restrictions as fundamental policies with respect to the Funds. These restrictions cannot be changed with respect to a Fund without the approval of the holders of a majority of such Fund’s outstanding voting securities. For the purposes of the 1940 Act, a “majority of outstanding shares” means the vote of the lesser of: (1) 67% or more of the voting securities of the Fund present at the meeting if the holders of more than 50% of the Fund’s outstanding voting securities are present or represented by proxy; or (2) more than 50% of the outstanding voting securities of the Fund.

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Except with the approval of a majority of the outstanding voting securities, each Fund may not:

1.	Borrow money or issue senior securities (as defined under the 1940 Act), except to the extent permitted under the 1940 Act.

2.	Make loans, except to the extent permitted under the 1940 Act.

3.	Purchase or sell real estate unless acquired as a result of ownership of securities or other instruments, except to the extent permitted under the 1940 Act. This shall not prevent the Fund from investing in securities or other instruments backed by real estate, real estate investment trusts (“REITs”) or securities of companies engaged in the real estate business.

4.	Purchase or sell commodities unless acquired as a result of ownership of securities or other instruments, except to the extent permitted under the 1940 Act. This shall not prevent the Fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities.

5.	Underwrite securities issued by other persons, except to the extent permitted under the 1940 Act.

Except with the approval of a majority of the outstanding voting securities, the YieldMax® MRNA Option Income Strategy ETF may not:

6.	Concentrate its investments (i.e., hold more than 25% of its total assets) in any industry or group of related industries except that the Fund will have economic exposure that is concentrated to the industry assigned to MRNA. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities), repurchase agreements collateralized by securities of the U.S. government (including its agencies and instrumentalities), registered investment companies and tax-exempt securities of state or municipal governments and their political subdivisions, are not considered to be issued by members of any industry.

Except with the approval of a majority of the outstanding voting securities, the YieldMax® MSFT Option Income Strategy ETF may not:

6.	Concentrate its investments (i.e., hold more than 25% of its total assets) in any industry or group of related industries except that the Fund will have economic exposure that is concentrated to the industry assigned to MSFT. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities), repurchase agreements collateralized by securities of the U.S. government (including its agencies and instrumentalities), registered investment companies and tax-exempt securities of state or municipal governments and their political subdivisions, are not considered to be issued by members of any industry.

Except with the approval of a majority of the outstanding voting securities, the YieldMax® NFLX Option Income Strategy ETF may not:

6.	Concentrate its investments (i.e., hold more than 25% of its total assets) in any industry or group of related industries except that the Fund will have economic exposure that is concentrated to the industry assigned to NFLX. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities), repurchase agreements collateralized by securities of the U.S. government (including its agencies and instrumentalities), registered investment companies and tax-exempt securities of state or municipal governments and their political subdivisions, are not considered to be issued by members of any industry.

Except with the approval of a majority of the outstanding voting securities, the YieldMax® NKE Option Income Strategy ETF may not:

6.	Concentrate its investments (i.e., hold more than 25% of its total assets) in any industry or group of related industries except that the Fund will have economic exposure that is concentrated to the industry assigned to NKE. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities), repurchase agreements collateralized by securities of the U.S. government (including its agencies and instrumentalities), registered investment companies and tax-exempt securities of state or municipal governments and their political subdivisions, are not considered to be issued by members of any industry.

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Except with the approval of a majority of the outstanding voting securities, the YieldMax® NVDA Option Income Strategy ETF may not:

6.	Concentrate its investments (i.e., hold more than 25% of its total assets) in any industry or group of related industries except that the Fund will have economic exposure that is concentrated to the industry assigned to NVDA. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities), repurchase agreements collateralized by securities of the U.S. government (including its agencies and instrumentalities), registered investment companies and tax-exempt securities of state or municipal governments and their political subdivisions, are not considered to be issued by members of any industry.

Except with the approval of a majority of the outstanding voting securities, the YieldMax® ORCL Option Income Strategy ETF may not:

6.	Concentrate its investments (i.e., hold more than 25% of its total assets) in any industry or group of related industries except that the Fund will have economic exposure that is concentrated to the industry assigned to ORCL. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities), repurchase agreements collateralized by securities of the U.S. government (including its agencies and instrumentalities), registered investment companies and tax-exempt securities of state or municipal governments and their political subdivisions, are not considered to be issued by members of any industry.

Except with the approval of a majority of the outstanding voting securities, the YieldMax® PYPL Option Income Strategy ETF may not:

6.	Concentrate its investments (i.e., hold more than 25% of its total assets) in any industry or group of related industries except that the Fund will have economic exposure that is concentrated to the industry assigned to PYPL. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities), repurchase agreements collateralized by securities of the U.S. government (including its agencies and instrumentalities), registered investment companies and tax-exempt securities of state or municipal governments and their political subdivisions, are not considered to be issued by members of any industry.

Except with the approval of a majority of the outstanding voting securities, the YieldMax® ROKU Option Income Strategy ETF may not:

6.	Concentrate its investments (i.e., hold more than 25% of its total assets) in any industry or group of related industries except that the Fund will have economic exposure that is concentrated to the industry assigned to ROKU. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities), repurchase agreements collateralized by securities of the U.S. government (including its agencies and instrumentalities), registered investment companies and tax-exempt securities of state or municipal governments and their political subdivisions, are not considered to be issued by members of any industry.

Except with the approval of a majority of the outstanding voting securities, the YieldMax® SNOW Option Income Strategy ETF may not:

6.	Concentrate its investments (i.e., hold more than 25% of its total assets) in any industry or group of related industries except that the Fund will have economic exposure that is concentrated to the industry assigned to SNOW. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities), repurchase agreements collateralized by securities of the U.S. government (including its agencies and instrumentalities), registered investment companies and tax-exempt securities of state or municipal governments and their political subdivisions, are not considered to be issued by members of any industry.

Except with the approval of a majority of the outstanding voting securities, the YieldMax® XYZ Option Income Strategy ETF may not:

6.	Concentrate its investments (i.e., hold more than 25% of its total assets) in any industry or group of related industries except that the Fund will have economic exposure that is concentrated to the industry assigned to XYZ. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities), repurchase agreements collateralized by securities of the U.S. government (including its agencies and instrumentalities), registered investment companies and tax-exempt securities of state or municipal governments and their political subdivisions, are not considered to be issued by members of any industry.

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Except with the approval of a majority of the outstanding voting securities, the YieldMax® TGT Option Income Strategy ETF may not:

6.	Concentrate its investments (i.e., hold more than 25% of its total assets) in any industry or group of related industries except that the Fund will have economic exposure that is concentrated to the industry assigned to TGT. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities), repurchase agreements collateralized by securities of the U.S. government (including its agencies and instrumentalities), registered investment companies and tax-exempt securities of state or municipal governments and their political subdivisions, are not considered to be issued by members of any industry.

Except with the approval of a majority of the outstanding voting securities, the YieldMax® TSLA Option Income Strategy ETF may not:

6.	Concentrate its investments (i.e., hold more than 25% of its total assets) in any industry or group of related industries except that the Fund will have economic exposure that is concentrated to the industry assigned to TSLA. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities), repurchase agreements collateralized by securities of the U.S. government (including its agencies and instrumentalities), registered investment companies and tax-exempt securities of state or municipal governments and their political subdivisions, are not considered to be issued by members of any industry.

Except with the approval of a majority of the outstanding voting securities, the YieldMax® XOM Option Income Strategy ETF may not:

6.	Concentrate its investments (i.e., hold more than 25% of its total assets) in any industry or group of related industries except that the Fund will have economic exposure that is concentrated to the industry assigned to XOM. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities), repurchase agreements collateralized by securities of the U.S. government (including its agencies and instrumentalities), registered investment companies and tax-exempt securities of state or municipal governments and their political subdivisions, are not considered to be issued by members of any industry.

Except with the approval of a majority of the outstanding voting securities, the YieldMax® ZM Option Income Strategy ETF may not:

6.	Concentrate its investments (i.e., hold more than 25% of its total assets) in any industry or group of related industries except that the Fund will have economic exposure that is concentrated to the industry assigned to ZM. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities), repurchase agreements collateralized by securities of the U.S. government (including its agencies and instrumentalities), registered investment companies and tax-exempt securities of state or municipal governments and their political subdivisions, are not considered to be issued by members of any industry.

In determining its compliance with the fundamental investment restriction on concentration, the Funds will look through to the underlying holdings of any affiliated investment company and will consider its entire investment in any investment company with a policy to concentrate, or having otherwise disclosed that it is concentrated, in a particular industry or group of related industries as being invested in such industry or group of related industries. Additionally, in determining its compliance with the fundamental investment restriction on concentration, the Funds will look through to the user or use of private activity municipal bonds to determine their industry.

For purposes of applying the limitation set forth in the concentration policy set forth above, a Fund may use the Standard Industrial Classification (SIC) Codes, North American Industry Classification System (NAICS) Codes, MSCI Global Industry Classification System, FTSE/Dow Jones Industry Classification Benchmark (ICB) system, or any other reasonable industry classification system (including systems developed by the Adviser) to identify each industry. A Fund’s method applying the limitations in the above concentration policy, including the classification levels used, may differ from those of the Trust’s other series.

If a percentage limitation is adhered to at the time of investment or contract, a later increase or decrease in percentage resulting from any change in value or total or net assets will not result in a violation of such restriction, except that the percentage limitations with respect to the borrowing of money and illiquid investments will be observed continuously.

EXCHANGE LISTING AND TRADING

Shares are listed for trading and trade throughout the day on the Exchange.

There can be no assurance that a Fund will continue to meet the requirements of the Exchange necessary to maintain the listing of Shares. The Exchange may, but is not required to, remove Shares of a Fund from the listing under any of the following circumstances: (1) the Exchange becomes aware that the Fund is no longer eligible to operate in reliance on Rule 6c-11 of the 1940 Act; (2) the Fund no longer complies with the Exchange’s requirements for Shares; or (3) such other event shall occur or condition shall exist that, in the opinion of the Exchange, makes further dealings on the Exchange inadvisable. The Exchange will remove Shares of a Fund from listing and trading upon termination of such Fund.

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The Trust reserves the right to adjust the price levels of Shares in the future to help maintain convenient trading ranges for investors. Any adjustments would be accomplished through stock splits or reverse stock splits, which would have no effect on the net assets of the Fund.

MANAGEMENT OF THE TRUST

Board Responsibilities. The Board oversees the management and operations of the Trust. Like all registered investment companies, the day-to-day management and operation of the Trust is the responsibility of the various service providers to the Trust, such as the Adviser, the Distributor, the Administrator, the Sub-Administrator, the Custodian, and the Transfer Agent, each of whom is discussed in greater detail in this Statement of Additional Information. The Board has appointed various senior employees of the Administrator as officers of the Trust, with responsibility to monitor and report to the Board on the Trust’s operations. In conducting this oversight, the Board receives regular reports from these officers and the service providers. For example, the Treasurer reports as to financial reporting matters and the President reports as to matters relating to the Trust’s operations. In addition, the Adviser provides regular reports on the investment strategy and performance of the Fund. The Board has appointed a Chief Compliance Officer who administers the Trust’s compliance program and regularly reports to the Board as to compliance matters. These reports are provided as part of formal “Board Meetings” which are typically held quarterly, in person, and involve the Board’s review of recent operations. In addition, various members of the Board also meet with management in less formal settings, between formal “Board Meetings,” to discuss various topics. In all cases, however, the role of the Board and of any individual Trustee is one of oversight and not of management of the day-to-day affairs of the Trust and its oversight role does not make the Board a guarantor of the Trust’s investments, operations or activities.

As part of its oversight function, the Board receives and reviews various risk management reports and discusses these matters with appropriate management and other personnel. Because risk management is a broad concept comprised of many elements (e.g., investment risk, issuer and counterparty risk, compliance risk, operational risks, business continuity risks, etc.), the oversight of different types of risks is handled in different ways. For example, the Board meets regularly with the CCO to discuss compliance and operational risks and the Audit Committee meets with the Treasurer and the Trust’s independent public accounting firm to discuss, among other things, the internal control structure of the Trust’s financial reporting function.

The full Board also receives reports from the Adviser as to investment risks of the Fund. In addition to these reports, from time to time the full Board receives reports from the Administrator and the Adviser as to enterprise risk management.

The Board recognizes that not all risks that may affect the Fund can be identified and/or quantified, that it may not be practical or cost-effective to eliminate or mitigate certain risks, that it may be necessary to bear certain risks (such as investment-related risks) to achieve the Fund’s goals, and that the processes, procedures, and controls employed to address certain risks may be limited in their effectiveness. Moreover, reports received by the Board as to risk management matters are typically summaries of the relevant information. Most of the Fund’s investment management and business affairs are carried out by or through the Adviser, and other service providers, each of which has an independent interest in risk management but whose policies and the methods by which one or more risk management functions are carried out may differ from the Fund’s and each other’s in the setting of priorities, the resources available, or the effectiveness of relevant controls. As a result of the foregoing and other factors, the Board’s ability to monitor and manage risk, as a practical matter, is subject to limitations.

Members of the Board. There are five members of the Board, three of whom are not interested persons of the Trust, as that term is defined in the 1940 Act (the “Independent Trustees”). Mr. Eric W. Falkeis serves as Chairman of the Board and is an interested person of the Trust.

The Board is composed of a majority (60 percent) of Independent Trustees. The Board has determined its leadership structure is appropriate given the specific characteristics and circumstances of the Trust. The Board has a Lead Independent Trustee, who acts as the primary liaison between the Independent Trustees and management. Ms. Michelle McDonough currently serves as the Lead Independent Trustee of the Board. The Board also believes that its leadership structure facilitates the orderly and efficient flow of information to the Independent Trustees from Fund management.

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Additional information about each Trustee of the Trust is set forth below. The address of each Trustee of the Trust is c/o Tidal Trust II, 234 West Florida Street, Suite 700, Milwaukee, Wisconsin 53204.

Name and Year of Birth	Position Held with the Trust	Term of Office and Length of Time Served (1)	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex(2) Overseen by Trustee	Other Directorships Held by Trustee During Past 5 Years
Independent Trustees (3)
Javier Marquina Born: 1973	Trustee	Indefinite term; since 2022	Founder and Chief Executive Officer of ARQ Consultants Inc. (since 2019) a firm specializing in cross border real estate investments; Interim CEO for the Americas of Acciona Inmobiliaria (2020 to 2021); Head of Investment Team for Latin America for GLL Real Estate Partners (2016 to 2020).	393	Board Vice-Chairman of Inmobiliaria Spectrum (Guatemala and UK); Independent Board Member of LATAM Logistics Properties S.A. (Columbia, Peru and Costa Rica); Independent Board Member of Logistic Properties of the Americas.
Michelle McDonough Born: 1980	Trustee	Indefinite term; since 2022	Chief Operating Officer, Trillium Asset Management LLC (2010 to 2024)	393	Trillium Asset Management, LLC (2020 to 2024)
Dave Norris Born: 1976	Trustee	Indefinite term; since 2022	Consulting work for Rubin Brown, CPA services (since 2024); Consulting work with RedRidge Diligence Services (2023 to 2024); Chief Operating Officer, RedRidge Diligence Services (2011 to 2023)	393	None
Interested Trustees
Eric W. Falkeis(4) Born: 1973	Principal Executive Officer, Trustee, and Chairman	Principal Executive Officer since 2022, Indefinite term; Trustee, and Chairman, since 2022, Indefinite term	Chief Operating Officer, Tidal Investments LLC (since 2023); Chief Executive Officer, Tidal ETF Services LLC (since 2018).	551	Independent Director, Muzinich Direct Lending Income Fund, Inc. (since 2023); Independent Director, Muzinich BDC, Inc. (since 2019); Trustee, Professionally Managed Portfolios (27 series) (since 2011); Trustee and Chairman of Tidal Trust I (since 2018); Trustee and Chairman of Tidal Trust III (since 2025); Trustee and Chairman of Tidal Trust IV (since 2025); Trustee and Chairman of Tidal Trust V (since 2025).
Domenick Pugliese(5) Born: 1961	Trustee	Indefinite term; since 2026	Partner, Sullivan & Worcester LLP (a law firm) (2019 to present).	393	None.

(1)	The Trustees have designated a mandatory retirement age of 78, such that each Trustee, serving as such on the date he or she reaches the age of 78, shall submit his or her resignation not later than the last day of the calendar year in which his or her 78th birthday occurs.
(2)	The group of funds sponsored by Tidal and managed by the Adviser or its affiliates, including Tidal Trust I, Tidal Trust II, Tidal Trust III, Tidal Trust IV and Tidal Trust V.
(3)	All Independent Trustees of the Trust are not “interested persons” of the Trust as defined under the 1940 Act (the “Independent Trustees”).
(4)	Mr. Falkeis is considered an “interested person” of the Trust due to his positions as Principal Executive Officer and Chairman of the Trust, and Chief Executive Officer of Tidal ETF Services LLC, a Tidal Financial Group company and an affiliate of the Adviser.
(5)	Mr. Pugliese, is a partner of Sullivan & Worcester LLP, which serves as legal counsel to the Trust. Mr. Pugliese has served as the lead partner representing the Trust and the Trust’s Independent Trustees. As the lead partner in the firm that serves as legal counsel to the Trust, Mr. Pugliese is considered an “interested person,” of the Trust as defined under the 1940 Act.

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Individual Trustee Qualifications

The Board believes that each of the Trustees has the qualifications, experience, attributes and skills (“Trustee Attributes”) appropriate to their service as Trustees of the Trust in light of the Trust’s business and structure. Each of the Trustees has substantial business and professional backgrounds that indicate they have the ability to critically review, evaluate and access information provided to them. Certain of these business and professional experiences are set forth in detail in the table above. The Board annually conducts a ‘self-assessment’ wherein the effectiveness of the Board and individual Trustees is reviewed.

In addition to the information provided in the table above, below is certain additional information concerning each particular Trustee and certain of their Trustee Attributes. The information provided below, and in the table above, is not all-inclusive. Many Trustee Attributes involve intangible elements, such as intelligence, integrity, work ethic, the ability to work together, the ability to communicate effectively, the ability to exercise judgment, the ability to ask incisive questions, and commitment to shareholder interests. In conducting its annual self-assessment, the Board has determined that the Trustees have the appropriate attributes and experience to serve effectively as Trustees of the Trust.

The Board has concluded that Mr. Marquina should serve as a Trustee because of his substantial business experience related to commercial real estate investment and business development through his current position as CEO and Founder at ARQ Consultants Inc., as well as through former positions. Mr. Marquina’s experience, qualifications, attributes, or skills, on an individual basis and in combination with those of the other Trustees, led to the Board’s conclusion that he possesses the requisite skills and attributes as a Trustee to carry out oversight responsibilities with respect to the Trust.

The Board has concluded that Ms. McDonough should serve as a Trustee because of her substantial financial services experience, including experience with operations, compliance, IT, service provider oversight and management. For over a decade, Ms. McDonough served as COO of Trillium Asset Management and in that capacity oversaw all non-investment functions for the firm. Ms. McDonough’s experience, qualifications, attributes, or skills, on an individual basis and in combination with those of the other Trustees, led to the Board’s conclusion that she possesses the requisite skills and attributes as a Trustee to carry out oversight responsibilities with respect to the Trust.

The Board has concluded that Mr. Norris should serve as a Trustee because of his substantial experience across multitude of industries and operated businesses. Mr. Norris’ business operation experience consists of capital raising, business development, investor relations, strategic planning, treasury management, deal execution, restructuring, and oversight of back-office functions. Mr. Norris serves as the Trust’s Audit Committee Financial Expert. Mr. Norris’ experience, qualifications, attributes, or skills, on an individual basis and in combination with those of the other Trustees, led to the Board’s conclusion that he possesses the requisite skills and attributes as a Trustee to carry out oversight responsibilities with respect to the Trust.

The Board has concluded that Mr. Falkeis should serve as a Trustee because of his substantial investment company experience and his experience with financial, accounting, investment, and regulatory matters through his former position as Senior Vice President and Chief Financial Officer (and other positions) of U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Global Fund Services” or the “Transfer Agent”), a full service provider to ETFs, mutual funds, and alternative investment products, from 1997 to 2013, as well as a Trustee and Chairman of Tidal Trust I, from 2018 to present, Trustee and Chairman of Tidal Trust III, from 2025 to present, Trustee and Chairman of Tidal Trust IV, from 2025 to present and Trustee and Chairman of Tidal Trust V, from 2025 to present.. In addition, he has experience consulting with investment advisors regarding the legal structure of mutual funds, distribution channel analysis, and actual distribution of those funds. Mr. Falkeis also has substantial managerial, operational, technological, and risk oversight related experience through his former position as Chief Operating Officer of the advisers to the Direxion mutual fund and ETF complex. Mr. Falkeis’ experience, qualifications, attributes, or skills on an individual basis and in combination with those of the other Trustees led to the Board’s conclusion that he possesses the requisite skills and attributes as a Trustee to carry out oversight responsibilities with respect to the Trust.

The Board has concluded that Mr. Pugliese should serve as a Trustee because of his substantial and deep experience in the investment company industry, working with registered investment companies and their boards on all aspects of investment company regulation for more than 35 years. From his experience serving as counsel to mutual funds and exchange traded funds and as counsel to fund boards, as well as his specific experience serving as counsel to the Trust and its Independent Trustees, Mr. Pugliese has intimate knowledge of Board operations and responsibilities, the Trust and the Adviser, their products, operations, personnel and resources. Mr. Pugliese’s extensive knowledge of the investment management industry, boards’ operations and responsibilities and the operation and oversight of exchange-traded funds led to the Board’s conclusion that he is valuable to the Board in its oversight of the Trust.

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Board Committees. The Board has established the following standing committees of the Board:

Audit Committee. The Board has a standing Audit Committee that is composed of each of the Independent Trustees of the Trust and is chaired by an Independent Trustee. Mr. Norris is chair of the Audit Committee and he presides at the Audit Committee meetings, participates in formulating agendas for Audit Committee meetings, and coordinates with management to serve as a liaison between the Independent Trustees and management on matters within the scope of responsibilities of the Audit Committee as set forth in its Board-approved written charter. The chair of the Audit Committee may delegate certain tasks to a vice chair. Ms. McDonough currently serves as vice chair of the Audit Committee. The principal responsibilities of the Audit Committee include overseeing the Trust’s accounting and financial reporting policies and practices and its internal controls; overseeing the quality, objectivity and integrity of the Trust’s financial statements and the independent audits thereof; monitoring the independent auditor’s qualifications, independence, and performance; acting as a liaison between the Trust’s independent auditors and the full Board; pre-approving all auditing services to be performed for the Trust; reviewing the compensation and overseeing the work of the independent auditor (including resolution of disagreements between management and the independent auditor regarding financial reporting) for the purpose of preparing or issuing an audit report or related work; pre-approving all permitted non-audit services (including the fees and terms thereof) to be performed for the Trust; pre-approving all permitted non-audit services to be performed for any investment adviser or sub-adviser to the Trust by any of the Trust’s independent auditors if the engagement relates directly to the operations and financial reporting of the Trust; meeting with the Trust’s independent auditors as necessary to (1) review the arrangement for and scope of the annual audits and any special audits, (2) discuss any matters of concern relating to the Fund’s financial statements, (3) consider the independent auditors’ comments with respect to the Trust’s financial policies, procedures and internal accounting controls and Trust management’s responses thereto, and (4) review the form of opinion the independent auditors propose to render to the Board and the Fund’s shareholders; discussing with management and the independent auditor significant financial reporting issues and judgments made in connection with the preparation of the Fund’s financial statements; and reviewing and discussing reports from the independent auditors on (1) all critical accounting policies and practices to be used, (2) all alternative treatments within generally accepted accounting principles for policies and practices related to material items that have been discussed with management, (3) other material written communications between the independent auditor and management, including any management letter, schedule of unadjusted differences, or management representation letter, and (4) all non-audit services provided to any entity in the Trust that were not pre-approved by the Committee; and reviewing disclosures made to the Committee by the Trust’s principal executive officer and principal accounting officer during their certification process for the Fund’s Form N-CSR. For the fiscal year ending October 31, 2025, the Audit Committee met once with respect to the Funds.

The Audit Committee also serves as the Qualified Legal Compliance Committee (“QLCC”) for the Trust for the purpose of compliance with Rules 205.2(k) and 205.3(c) of the Code of Federal Regulations, regarding alternative reporting procedures for attorneys retained or employed by an issuer who appear and practice before the SEC on behalf of the issuer (the “issuer attorneys”). An issuer attorney who becomes aware of evidence of a material violation by the Trust, or by any officer, director, employee, or agent of the Trust, may report evidence of such material violation to the QLCC as an alternative to the reporting requirements of Rule 205.3(b) (which requires reporting to the chief legal officer and potentially escalating further to other entities). For the fiscal year ending October 31, 2025, the QLCC did not meet with respect to the Trust.

Nominating and Governance Committee. The Board has a standing Nominating and Governance Committee that is composed of each of the Independent Trustees of the Trust and Mr. Pugliese. The Nominating and Governance Committee operates under a written charter approved by the Board. The Nominating and Governance Committee is responsible for seeking and reviewing candidates for consideration as nominees for Trustees as is considered necessary from time to time and meets only as necessary. The Nominating and Governance Committee generally will not consider nominees recommended by shareholders. The Nominating and Governance Committee is also responsible for, among other things, reviewing and making recommendations regarding Independent Trustee compensation and the Trustees’ annual “self-assessment.” Mr. Pugliese is the chair of the Nominating and Governance Committee. The Nominating and Governance Committee meets periodically, as necessary, but at least annually. For the fiscal year ending October 31, 2025, the Nominating and Governance Committee met one time with respect to the Trust.

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Principal Officers of the Trust

The officers of the Trust conduct and supervise its daily business. The address of each officer of the Trust is c/o Tidal Trust II, 234 West Florida Street, Suite 700, Milwaukee, Wisconsin 53204, unless otherwise indicated. Additional information about the Trust’s officers is as follows:

Name and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
Eric W. Falkeis(1) Born: 1973	Principal Executive Officer, Interested Trustee, Chairman	Principal Executive Officer since 2022, Indefinite term; Interested Trustee, Chairman, since 2022, Indefinite term	Chief Operating Officer, Tidal Investments LLC (since 2023); Chief Executive Officer, Tidal ETF Services LLC (since 2018).
William H. Woolverton, Esq. Born: 1951	Chief Compliance Officer and AML Compliance Officer	AML Compliance Officer since 2023, Indefinite term; Chief Compliance Officer, Indefinite term; since 2022	Chief Compliance Officer (since 2023), Compliance Adviser (2022 to 2023), Tidal Investments LLC; Senior Compliance Adviser, ACA Global (2020 to 2023); Director, Hadron Specialty Insurance Company (since 2023) Operating Partner, Altamont Capital Partners (private equity firm) (2021 to present).
Ally L. Mueller Born: 1979	President	Indefinite term; since 2025	SVP of Launches & Client Success Management (since 2025), VP of Launches & Client Success Management (2024 to 2025), Head of ETF Launches and Client Success (2023 to 2024), Head of ETF Launches and Finance Director (2019 to 2023), Tidal ETF Services LLC.
Aaron J. Perkovich Born: 1973	Treasurer, Principal Financial Officer, and Principal Accounting Officer	Indefinite term; since 2023	SVP of Fund Administration (since 2024), Head of Fund Administration (2023 to 2024), Fund Administration Manager (2022 to 2023), Tidal ETF Services LLC; Assistant Director Investments, Mason Street Advisors, LLC (2021 to 2022); Vice President, U.S. Bancorp Fund Services, LLC (2006 to 2021).
Lissa M. Richter Born: 1979	Vice President	Indefinite term; since 2025	VP of Fund Governance and Compliance (since 2024), ETF Regulatory Manager, Tidal ETF Services LLC (2021 to 2024).
Kelly J. Lavari Born: 1967	Secretary	Indefinite term; since 2025	VP of Fund Governance and Compliance (since 2024), Fund Governance Specialist (2023 to 2024), Compliance Manager – Global Credit Finance, State Street Bank & Trust (2016 to 2023).
Peter Chappy Born: 1975	Assistant Treasurer	Indefinite term; since 2023	AVP of Fund Administration (since 2024), Fund Administration Manager, Tidal ETF Services LLC (2023 to 2024); Product Owner, Allvue Systems (2022 to 2023); Senior Business Consultant, Refinitiv (2015 to 2022).
Melissa Breitzman Born: 1983	Assistant Treasurer	Indefinite term; since 2023	VP of Fund Administration (since 2024), Fund Administration Manager, Tidal ETF Services LLC (2023 to 2024); Assistant Vice President, U.S. Bancorp Fund Services, LLC (2005 to 2023).

(1)	Mr. Falkeis is considered an “interested person” of the Trust due to his positions as Principal Executive Officer, and Chairman of the Trust, and Chief Executive Officer of Tidal ETF Services LLC, a Tidal Financial Group company and an affiliate of the Adviser.

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Trustee Ownership of Shares. Each Fund is required to show the dollar amount ranges of each Trustee’s “beneficial ownership” of Shares and each other series of the Trust as of the end of the most recently completed calendar year. Dollar amount ranges disclosed are established by the SEC. “Beneficial ownership” is determined in accordance with Rule 16a-1(a)(2) under the Securities Exchange Act of 1934, as amended (the “1934 Act”).

As of the date of this SAI, YieldMax® NKE Option Income Strategy ETF, YieldMax® ORCL Option Income Strategy ETF, YieldMax® ROKU Option Income Strategy ETF, YieldMax® TGT Option Income Strategy ETF and YieldMax® ZM Option Income Strategy ETF had not commenced operations, and therefore, no Trustee or officer of the Trust owned Shares of the aforementioned Funds.

As of December 31, 2025, the following Trustee beneficially owned shares of certain series of the Trust as follows, and no other Trustee owned shares of any series of the Trust:

	Dollar Range of Shares Owned in the Funds	Aggregate Dollar Range of Shares of Series of the Trust
Javier Marquina	None	Over $100,000

As of December 31, 2025, neither the Independent Trustees nor members of their immediate family, owned securities beneficially or of record in the Adviser, the Distributor (as defined below), or an affiliate of the Adviser, or Distributor. Accordingly, neither the Independent Trustees nor members of their immediate family, have direct or indirect interest, the value of which exceeds $120,000, in the Adviser, the Distributor or any of their affiliates. In addition, during the two most recently completed calendar years, neither the Independent Trustees nor members of their immediate families have conducted any transactions (or series of transactions) in which the amount involved exceeds $120,000 and to which the Adviser, the Distributor or any affiliate thereof was a party.

Board Compensation.

As of January 1, 2026, the Independent Trustees and Mr. Pugliese each receive a quarterly retainer of $35,000 plus $10,000 for each regular meeting attended and $3,000 for each special meeting attended. The Independent Trustees and Mr. Pugliese also receive reimbursement for travel and other out-of-pocket expenses incurred in connection with serving as a Trustee. In addition, the Lead Independent Trustee receives an annual retainer of $60,000, the Audit Committee Chair receives an annual retainer of $60,000, the Audit Committee vice chair receives an annual retainer of $30,000 and the Nominating and Governance Committee Chair receives an annual retainer of $20,000. The Trust has no pension or retirement plan.

From July 1, 2025 to December 31, 2025, the Independent Trustees each received a quarterly retainer of $25,000 plus $8,000 for each regular meeting attended and $3,000 for each special meeting attended. The Independent Trustees also received reimbursement for travel and other out-of-pocket expenses incurred in connection with serving as a Trustee. In addition, the Lead Independent Trustee received an annual retainer of $60,000, the Audit Committee Chair received an annual retainer of $60,000 and the Audit Committee Vice-Chair received an annual retainer of $20,000.

From January 1, 2025 through June 30, 2025, the Independent Trustees each received a quarterly retainer of $25,000 plus $5,000 for each meeting attended. The Independent Trustees also received reimbursement for travel and other out-of-pocket expenses incurred in connection with serving as a Trustee. In addition, the Lead Independent Trustee received an annual retainer of $35,000 and the Audit Committee Chair received an annual retainer of $30,000.

Prior to January 1, 2025, the Independent Trustees each received $25,000 for each regular quarterly meeting attended and $2,500 for each special meeting attended, as well as reimbursement for travel and other out-of-pocket expenses incurred in connection with serving as a Trustee. In addition, the Lead Independent Trustee received an annual retainer of $25,000 and the Audit Committee Chair received an annual retainer of $20,000.

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The following table shows the compensation earned by each Trustee for the Funds’ current fiscal year ending October 31, 2025. Independent Trustee fees are an obligation of the Trust and are paid by the Adviser, as are other Trust expenses. The Trust pays the Adviser a unitary fee which the Adviser uses to pay Trust expenses. Trustee compensation shown below does not include reimbursed out-of-pocket expenses in connection with attendance at meetings.

Name	Aggregate Compensation From Funds	Total Compensation From Fund Complex Paid to Trustees
Interested Trustees
Eric W. Falkeis	$0	$0
Domenick Pugliese*	$0	$0
Independent Trustees
Javier Marquina	$0	$162,500
Michelle McDonough	$0	$228,000
David Norris	$0	$207,500

 *Mr. Pugliese’s appointment as Trustee occurred after the close of the Funds’ fiscal year ended October 31, 2025.

PRINCIPAL SHAREHOLDERS, CONTROL PERSONS AND MANAGEMENT OWNERSHIP

A principal shareholder is any person who owns of record or beneficially 5% or more of the outstanding Shares. A control person is a shareholder that owns beneficially or through controlled companies more than 25% of the voting securities of a company or acknowledges the existence of control. Shareholders owning voting securities in excess of 25% may determine the outcome of any matter affecting and voted on by shareholders of the Fund.

As of the date of this SAI, the YieldMax® NKE Option Income Strategy ETF, YieldMax® ORCL Option Income Strategy ETF, YieldMax® ROKU Option Income Strategy ETF, YieldMax® TGT Option Income Strategy ETF and YieldMax® ZM Option Income Strategy ETF had not commenced operations and no Shares were outstanding.

As of February 3, 2026, to the best of the Trust’s knowledge, the following shareholders were considered to be principal shareholders of the Funds:

YieldMax® MRNA Option Income Strategy ETF:

Name and Address	% of Ownership	Type of Ownership

US Bank NA 1555 N Rivercenter Dr. Ste 302 Milwaukee, WI 53212	20.24%	Record
Charles Schwab & Co., Inc. 211 Main Street San Francisco, CA 94105-1905	19.78%	Record
Citibank N.A. 388 Greenwich Street Tower Building New York, NY 10013	18.63%	Record
National Financial Services LLC 245 Summer Street Boston, MA 02210	12.61%	Record
Robinhood Securities, Inc. 500 Colonial Center Parkway, Suite 100 Lake Mary, FL 32746	6.36%	Record
Morgan Stanley Smith Barney LLC For the Exclusive Benefit Cust 1 New York Plaza FL 12 New York NY 10004-1932	5.89%	Record

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YieldMax® MSFT Option Income Strategy ETF:

Name and Address	% of Ownership	Type of Ownership

US Bank NA 1555 N Rivercenter Dr. Ste 302 Milwaukee, WI 53212	60.05%	Record
Charles Schwab & Co., Inc. 211 Main Street San Francisco, CA 94105-1905	13.58%	Record
National Financial Services LLC 245 Summer Street Boston, MA 02210	10.33%	Record

YieldMax® NFLX Option Income Strategy ETF:

Name and Address	% of Ownership	Type of Ownership

Charles Schwab & Co., Inc. 211 Main Street San Francisco, CA 94105-1905	28.92%	Record
US Bank NA 1555 N Rivercenter Dr. Ste 302 Milwaukee, WI 53212	20.72%	Record
National Financial Services LLC 245 Summer Street Boston, MA 02210	19.62%	Record
Morgan Stanley Smith Barney LLC For the Exclusive Benefit Cust 1 New York Plaza FL 12 New York NY 10004-1932	6.01%	Record

YieldMax® NVDA Option Income Strategy ETF:

Name and Address	% of Ownership	Type of Ownership

Charles Schwab & Co., Inc. 211 Main Street San Francisco, CA 94105-1905	27.14%	Record
National Financial Services LLC 245 Summer Street Boston, MA 02210	20.83%	Record
Citibank N.A. 388 Greenwich Street Tower Building New York, NY 10013	14.83%	Record
Morgan Stanley Smith Barney LLC For the Exclusive Benefit Cust 1 New York Plaza FL 12 New York NY 10004-1932	6.46%	Record
Robinhood Securities, Inc. 500 Colonial Center Parkway, Suite 100 Lake Mary, FL 32746	6.37%	Record

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YieldMax® PYPL Option Income Strategy ETF:

Name and Address	% of Ownership	Type of Ownership

US Bank NA 1555 N Rivercenter Dr. Ste 302 Milwaukee, WI 53212	50.20%	Record
Charles Schwab & Co., Inc. 211 Main Street San Francisco, CA 94105-1905	12.73%	Record
National Financial Services LLC 245 Summer Street Boston, MA 02210	9.76%	Record
Morgan Stanley Smith Barney LLC For the Exclusive Benefit Cust 1 New York Plaza FL 12 New York NY 10004-1932	6.72%	Record

YieldMax® SNOW Option Income Strategy ETF:

Name and Address	% of Ownership	Type of Ownership

US Bank NA 1555 N Rivercenter Dr. Ste 302 Milwaukee, WI 53212	34.96%	Record
Charles Schwab & Co., Inc. 211 Main Street San Francisco, CA 94105-1905	22.64%	Record
National Financial Services LLC 245 Summer Street Boston, MA 02210	16.61%	Record

YieldMax® XYZ Option Income Strategy ETF:

Name and Address	% of Ownership	Type of Ownership

US Bank NA 1555 N Rivercenter Dr. Ste 302 Milwaukee, WI 53212	39.44%	Record
Charles Schwab & Co., Inc. 211 Main Street San Francisco, CA 94105-1905	18.42%	Record
National Financial Services LLC 245 Summer Street Boston, MA 02210	13.50%	Record
Robinhood Securities, Inc. 500 Colonial Center Parkway, Suite 100 Lake Mary, FL 32746	5.44%	Record

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YieldMax® TSLA Option Income Strategy ETF:

Name and Address	% of Ownership	Type of Ownership

Citibank N.A. 388 Greenwich Street Tower Building New York, NY 10013	26.00%	Record
Charles Schwab & Co., Inc. 211 Main Street San Francisco, CA 94105-1905	22.23%	Record
National Financial Services LLC 245 Summer Street Boston, MA 02210	15.25%	Record
Robinhood Securities, Inc. 500 Colonial Center Parkway, Suite 100 Lake Mary, FL 32746	8.69%	Record
US Bank NA 1555 N Rivercenter Dr. Ste 302 Milwaukee, WI 53212	6.26%	Record
Morgan Stanley Smith Barney LLC For the Exclusive Benefit Cust 1 New York Plaza FL 12 New York NY 10004-1932	5.17%	Record

YieldMax® XOM Option Income Strategy ETF:

Name and Address	% of Ownership	Type of Ownership
US Bank NA 1555 N Rivercenter Dr. Ste 302 Milwaukee, WI 53212	41.57%	Record
Charles Schwab & Co., Inc. 211 Main Street San Francisco, CA 94105-1905	20.40%	Record
National Financial Services LLC 245 Summer Street Boston, MA 02210	14.86%	Record
Morgan Stanley Smith Barney LLC For the Exclusive Benefit Cust 1 New York Plaza FL 12 New York NY 10004-1932	5.03%	Record

As of February 3, 2026, to the best of the Trust’s knowledge, no person was a control person of a Fund and the Trustees and officers of the Trust, as a group, beneficially owned less than 1% of the outstanding Shares of a Fund.

CODES OF ETHICS

The Trust and the Adviser have both adopted codes of ethics pursuant to Rule 17j-1 of the 1940 Act. These codes of ethics are designed to prevent affiliated persons of the Trust and the Adviser from engaging in deceptive, manipulative or fraudulent activities in connection with securities held or to be acquired by a Fund (which may also be held by persons subject to the codes of ethics). Both code of ethics permits personnel subject to that code of ethics to invest in securities for their personal investment accounts, subject to certain limitations, including limitations related to securities that may be purchased or held by the Funds. The Distributor (as defined below) relies on the principal underwriters exception under Rule 17j-1(c)(3), specifically where the Distributor is not affiliated with the Trust or the Adviser and no officer, director, or general partner of the Distributor serves as an officer, director, or general partner of the Trust or the Adviser.

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There can be no assurance that the codes of ethics will be effective in preventing such activities. Each code of ethics may be found at the SEC’s website at http://www.sec.gov.

PROXY VOTING POLICIES

The Funds have each delegated proxy voting responsibilities to the Adviser, subject to the Board’s oversight. In delegating proxy responsibilities, the Board has directed that proxies be voted consistent with each Fund’s and its shareholders’ best interests and in compliance with all applicable proxy voting rules and regulations. The Adviser has adopted proxy voting policies and guidelines for this purpose (“Proxy Voting Policies”), which have been adopted by the Trust as the policies and procedures that will be used when voting proxies on behalf of the Funds.

In the absence of a conflict of interest, the Adviser will generally vote “for” routine proposals, such as the election of directors, approval of auditors, and amendments or revisions to corporate documents to eliminate outdated or unnecessary provisions. Unusual or disputed proposals will be reviewed and voted on a case-by-case basis. The Proxy Voting Policies address, among other things, material conflicts of interest that may arise between the interests of each Fund and the interests of the Adviser. The Proxy Voting Policies will ensure that all issues brought to shareholders are analyzed in light of the Adviser’s fiduciary responsibilities.

The Trust’s Chief Compliance Officer is responsible for monitoring the effectiveness of the Proxy Voting Policies.

Information on how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling (866) 864-3968, (2) on the Funds’ website at www.yieldmaxetfs.com, or (3) on the SEC’s website at www.sec.gov.

INVESTMENT ADVISER

Tidal Investments LLC (“Tidal” or the “Adviser”), 234 West Florida Street, Suite 700, Milwaukee, Wisconsin 53204, serves as investment adviser to each Fund and has overall responsibility for the general management and administration of each Fund.

Pursuant to the Investment Advisory Agreement (the “Advisory Agreement”), the Adviser provides investment advice to each Fund and oversees the day-to-day operations of each Fund, subject to the direction and control of the Board. The Adviser is responsible for trading portfolio securities for each Fund, including selecting broker-dealers to execute purchase and sale transactions. Under the Advisory Agreement, the Adviser is also responsible for arranging transfer agency, custody, fund administration and accounting, and other related services necessary for the Funds to operate. The Adviser administers each Fund’s business affairs, provides office facilities and equipment and certain clerical, bookkeeping, and administrative services. Under the Advisory Agreement, in exchange for a single unitary management fee from each Fund, the Adviser has agreed to pay all expenses incurred by such Fund except for the Excluded Expenses, as defined in the Prospectus. For services provided to the Funds, each Fund pays the Adviser a unified management fee, which is calculated daily and paid monthly, at an annual rate based of 0.99% on the Fund’s average daily net assets.

The Advisory Agreement with respect to the Funds will continue in force for an initial period of two years. Thereafter, the Advisory Agreement will be renewable from year to year with respect to each Fund, so long as its continuance is approved at least annually (1) by the vote, cast in person (or in another manner permitted by the 1940 Act or pursuant to exemptive relief therefrom) at a meeting called for that purpose, of a majority of those Trustees who are not “interested persons” of the Adviser or the Trust; and (2) by the majority vote of either the full Board or the vote of a majority of the outstanding Shares. The Advisory Agreement automatically terminates on assignment and is terminable on a 60-day written notice either by the Trust or the Adviser.

The Adviser shall not be liable to the Trust or any shareholder for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its agreement with the Trust or for any losses that may be sustained in the purchase, holding, or sale of any security.

The YieldMax® NKE Option Income Strategy ETF, YieldMax® ORCL Option Income Strategy ETF, YieldMax® ROKU Option Income Strategy ETF, YieldMax® TGT Option Income Strategy ETF and YieldMax® ZM Option Income Strategy ETF had not commenced operations and have not paid fees to the Adviser as of the date of this SAI.

The tables below show management fees paid by the Funds to the Adviser for the fiscal periods/years indicated.

YieldMax® MRNA Option Income Strategy ETF
Management Fee
October 23, 2023 (commencement of operations) to October 31, 2023	$275
Fiscal year ended October 31, 2024	$199,582
Fiscal year ended October 31, 2025	$788,394

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YieldMax® MSFT Option Income Strategy ETF
Management Fee
August 24, 2023 (commencement of operations) to October 31, 2023	$12,998
Fiscal year ended October 31, 2024	$498,418
Fiscal year ended October 31, 2025	$1,223,441

YieldMax® NFLX Option Income Strategy ETF
Management Fee
August 7, 2023 (commencement of operations) to October 31, 2023	$18,808
Fiscal year ended October 31, 2024	$387,804
Fiscal year ended October 31, 2025	$1,259,877

YieldMax® NVDA Option Income Strategy ETF
Management Fee
May 10, 2023 (commencement of operations) to October 31, 2023	$334,065
Fiscal year ended October 31, 2024	$5,370,370
Fiscal year ended October 31, 2025	$15,387,704

YieldMax® PYPL Option Income Strategy ETF
Management Fee
September 25, 2023 (commencement of operations) to October 31, 2023	$1,618
Fiscal year ended October 31, 2024	$174,754
Fiscal year ended October 31, 2025	$542,337

YieldMax® SNOW Option Income Strategy ETF
Management Fee
June 10, 2024 (commencement of operations) to October 31, 2024	$48,315
Fiscal year ended October 31, 2025	$612,624

YieldMax® XYZ Option Income Strategy ETF
Management Fee
October 10, 2023 (commencement of operations) to October 31, 2023	$1,787
Fiscal year ended October 31, 2024	$306,130
Fiscal year ended October 31, 2025	$700,934

YieldMax® TSLA Option Income Strategy ETF
Management Fee
November 22, 2022 (commencement of operations) to October 31, 2023	$1,911,452
Fiscal year ended October 31, 2024	$7,356,788
Fiscal year ended October 31, 2025	$10,835,101

YieldMax® XOM Option Income Strategy ETF
Management Fee
August 30, 2023 (commencement of operations) to October 31, 2023	$8,430
Fiscal year ended October 31, 2024	$193,189
Fiscal year ended October 31, 2025	$494,877

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PORTFOLIO MANAGERS

Each Fund is managed by Jay Pestrichelli, Scott Snyder and Matt Brandt, each a portfolio manager for the Adviser.

Other Accounts. In addition to the Funds, the portfolio managers managed the following other accounts as of October 31, 2025.

Jay Pestrichelli Portfolio Manager of the Adviser

Type of Accounts	Total Number of Accounts	Total Assets of Accounts (in millions)	Total Number of Accounts Subject to a Performance- Based Fee	Total Assets of Accounts Subject to a Performance- Based Fee (in millions)
Registered Investment Companies	66	$14,055	0	$0
Other Pooled Investment Vehicles	0	0	0	0
Other Accounts	0	0	0	0

Scott Snyder, Portfolio Manager of the Adviser

Type of Accounts	Total Number of Accounts	Total Assets of Accounts (in millions)	Total Number of Accounts Subject to a Performance- Based Fee	Total Assets of Accounts Subject to a Performance- Based Fee (in millions)
Registered Investment Companies	17	$432	0	$0
Other Pooled Investment Vehicles	0	0	0	0
Other Accounts	0	0	0	0

Matt Brandt, Portfolio Manager of the Adviser

Type of Accounts	Total Number of Accounts	Total Assets of Accounts (in millions)	Total Number of Accounts Subject to a Performance- Based Fee	Total Assets of Accounts Subject to a Performance- Based Fee (in millions)
Registered Investment Companies	6	$170	0	$0
Other Pooled Investment Vehicles	0	0	0	0
Other Accounts	0	0	0	0

Portfolio Manager Fund Ownership. The Funds are required to show the dollar range of each portfolio manager’s “beneficial ownership” of Shares as of the end of the most recently completed fiscal year. Dollar amount ranges disclosed are established by the SEC. “Beneficial ownership” is determined in accordance with Rule 16a-1(a)(2) under the 1934 Act. As of October 31, 2025, the portfolio managers did not own Shares of the Funds. As of December 31, 2025, Mr. Pestrichelli owned Shares in the range of $1-$10,000 of each Fund and no other portfolio manager owned Shares of the Funds.

Portfolio Manager Compensation.

Each portfolio manager is compensated by the Adviser with a base salary and discretionary bonus based on the financial performance and profitability of the Adviser and not based on the performance of the Fund. To the extent a portfolio manager is an equity owner of the Adviser, such portfolio manager may benefit indirectly from the revenue generated by the Fund’s Advisory Agreement with the Adviser.

Description of Material Conflicts of Interest. The portfolio managers’ management of “other accounts” may give rise to potential conflicts of interest in connection with their management of the Funds’ investments, on the one hand, and the investments of the other accounts, on the other. The other accounts may have similar investment objectives or strategies as the Funds. A potential conflict of interest may arise as a result, whereby a portfolio manager could favor one account over another. Another potential conflict could include a portfolio manager’s knowledge about the size, timing, and possible market impact of trades by a Fund, whereby a portfolio manager could use this information to the advantage of other accounts and to the disadvantage of any Fund. For instance, the portfolio managers may receive fees from certain accounts that are higher than the fees received from the Funds, or receive a performance-based fee on certain accounts. In those instances, a portfolio manager has an incentive to favor the higher and/or performance-based fee accounts over the Funds. To mitigate these conflicts, the Adviser has established policies and procedures to ensure that the purchase and sale of securities among all accounts the firm manages are fairly and equitably allocated.

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THE DISTRIBUTOR

The Trust and Foreside Fund Services, LLC, a wholly owned subsidiary of Foreside Financial Group (dba ACA Group) (the “Distributor”) are parties to a distribution agreement (“Distribution Agreement”), whereby the Distributor acts as principal underwriter for the Funds and distributes Shares on a best efforts basis. Shares are continuously offered for sale by the Distributor only in Creation Units. The Distributor will not distribute Shares in amounts less than a Creation Unit and does not maintain a secondary market in Shares. The principal business address of the Distributor is 190 Middle Street, Suite 301, Portland, Maine 04101.

Under the Distribution Agreement, the Distributor, as agent for the Trust, will review orders for the purchase and redemption of Creation Units, provided that any subscriptions and orders will not be binding on the Trust until accepted by the Trust. The Distributor is a broker-dealer registered under the 1934 Act and a member of FINRA.

The Distributor may also enter into agreements with securities dealers (“Soliciting Dealers”) who will solicit purchases of Creation Units of Shares. Such Soliciting Dealers may also be Authorized Participants (as discussed in “Procedures for Purchase of Creation Units” below) or DTC participants (as defined below).

The Distribution Agreement will continue for two years from its effective date and is renewable annually thereafter. The continuance of the Distribution Agreement must be specifically approved at least annually (1) by the vote of the Trustees or by a vote of the shareholders of each Fund and (2) by the vote of a majority of the Independent Trustees who have no direct or indirect financial interest in the operations of the Distribution Agreement or any related agreement, cast in person (or in another manner permitted by the 1940 Act or pursuant to exemptive relief therefrom) at a meeting called for the purpose of voting on such approval. The Distribution Agreement is terminable without penalty by the Trust on 60 days’ written notice when authorized either by majority vote of its outstanding voting Shares or by a vote of a majority of its Board (including a majority of the Independent Trustees), or by the Distributor on 60 days’ written notice, and will automatically terminate in the event of its assignment. The Distribution Agreement provides that, in the absence of willful misfeasance, bad faith, or gross negligence on the part of the Distributor, or reckless disregard by it of its obligations thereunder, the Distributor shall not be liable for any action or failure to act in accordance with its duties thereunder.

For the fiscal year ending October 31, 2025, the Funds did not incur any underwriting commissions and the Distributor did not receive any amounts.

Intermediary Compensation. The Adviser or its affiliates, out of their own resources and not out of Fund assets (i.e., without additional cost to each Fund or its shareholders), may pay certain broker dealers, banks and other financial intermediaries (“Intermediaries”) for certain activities related to the Funds, including participation in activities that are designed to make Intermediaries more knowledgeable about exchange traded products, including the Funds, or for other activities, such as marketing and educational training or support. These arrangements are not financed by the Funds and, thus, do not result in increased Fund expenses. They are not reflected in the fees and expenses listed in the fees and expenses sections of the Funds’ Prospectus and they do not change the price paid by investors for the purchase of Shares or the amount received by a shareholder as proceeds from the redemption of Shares.

Such compensation may be paid to Intermediaries that provide services to the Funds, including marketing and education support (such as through conferences, webinars and printed communications). The Adviser will periodically assess the advisability of continuing to make these payments. Payments to an Intermediary may be significant to the Intermediary, and amounts that Intermediaries pay to your adviser, broker or other investment professional, if any, may also be significant to such adviser, broker or investment professional. Because an Intermediary may make decisions about what investment options it will make available or recommend, and what services to provide in connection with various products, based on payments it receives or is eligible to receive, such payments create conflicts of interest between the Intermediary and its clients. For example, these financial incentives may cause the Intermediary to recommend a Fund over other investments. The same conflict of interest exists with respect to your financial adviser, broker or investment professional if they receive similar payments from their Intermediary firm.

Intermediary information is current only as of the date of this SAI. Please contact your adviser, broker or other investment professional for more information regarding any payments his or her Intermediary firm may receive. Any payments made by the Adviser or its affiliates to an Intermediary may create the incentive for an Intermediary to encourage customers to buy Shares.

If you have any additional questions, please call (866) 864-3968.

Distribution (Rule 12b-1) Plan. The Trust has adopted a Distribution (Rule 12b-1) Plan (the “Plan”) in accordance with the provisions of Rule 12b-1 under the 1940 Act. No payments pursuant to the Plan are expected to be made during the twelve (12) month period from the date of this SAI. Rule 12b-1 fees to be paid by a Fund under the Plan may only be imposed after approval by the Board.

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Continuance of the Plan must be approved annually by a majority of the Trustees of the Trust and by a majority of the Trustees who are not interested persons (as defined in the 1940 Act) of the Trust and have no direct or indirect financial interest in the Plan or in any agreements related to the Plan (“Disinterested Trustees”). None of the Disinterested Trustees have a direct or indirect financial interest in the Plan or any agreements related to the Plan. The Plan may be continued from year-to-year only if the Board, including a majority of the Disinterested Trustees, concludes at least annually that continuation of the Plan is likely to benefit shareholders. The Board has determined that the Plan is likely to benefit the Funds by providing an incentive for brokers, dealers, and other financial intermediaries to engage in sales and marketing efforts on behalf of the Funds and to provide enhanced services to shareholders. The Board also determined that the Plan may enhance the Funds’ ability to sell shares and access important distribution channels.

The Plan requires that quarterly written reports of amounts spent under the Plan and the purposes of such expenditures be furnished to and reviewed by the Trustees. The Plan may not be amended to increase materially the amount that may be spent thereunder without approval by a majority of the outstanding Shares. All material amendments of the Plan will require approval by a majority of the Trustees of the Trust and of the Disinterested Trustees.

The Plan provides that each Fund pays the Distributor an annual fee of up to a maximum of 0.25% of the average daily net assets of the Shares. Under the Plan, the Distributor may make payments pursuant to written agreements to financial institutions and intermediaries such as banks, savings and loan associations, and insurance companies including, without limit, investment counselors, broker-dealers, and the Distributor’s affiliates and subsidiaries (collectively, “Agents”) as compensation for services and reimbursement of expenses incurred in connection with distribution assistance. The Plan is characterized as a compensation plan since the distribution fee will be paid to the Distributor without regard to the distribution expenses incurred by the Distributor or the amount of payments made to other financial institutions and intermediaries. The Trust intends to operate the Plan in accordance with its terms and with FINRA rules concerning sales charges.

Under the Plan, subject to the limitations of applicable law and regulations, each Fund is authorized to compensate the Distributor up to the maximum amount to finance any activity primarily intended to result in the sale of Creation Units of the Fund or for providing, or arranging for others to provide, shareholder services and for the maintenance of shareholder accounts. Such activities may include, but are not limited to: (1) delivering copies of the Fund’s then current reports, prospectuses, notices, and similar materials, to prospective purchasers of Creation Units; (2) marketing and promotional services, including advertising; (3) paying the costs of and compensating others, including Authorized Participants with whom the Distributor has entered into written Authorized Participant Agreements, for performing shareholder servicing on behalf of the Fund; (4) compensating certain Authorized Participants for providing assistance in distributing the Creation Units of the Fund, including the travel and communication expenses and salaries and/or commissions of sales personnel in connection with the distribution of the Creation Units of the Fund; (5) payments to financial institutions and intermediaries such as banks, savings and loan associations, insurance companies, and investment counselors, broker-dealers, mutual fund supermarkets, and the affiliates and subsidiaries of the Trust’s service providers as compensation for services or reimbursement of expenses incurred in connection with distribution assistance; (6) facilitating communications with beneficial owners of Shares, including the cost of providing, or paying others to provide, services to beneficial owners of Shares, including, but not limited to, assistance in answering inquiries related to Shareholder accounts; and (7) such other services and obligations as are set forth in the Distribution Agreement.

ADMINISTRATOR

Tidal ETF Services LLC (the “Administrator”), a Tidal Financial Group company and an affiliate of the Adviser, serves as the Funds’ administrator. The Administrator is located at 234 West Florida Street, Suite 700, Milwaukee, Wisconsin 53204. Pursuant to a Fund Administration Servicing Agreement between the Trust and the Administrator, the Administrator provides the Trust with, or arranges for, administrative, compliance, and management services (other than investment advisory services) to be provided to the Trust and the Board. Pursuant to the Fund Administration Servicing Agreement, officers or employees of the Administrator serve as the Trust’s principal executive officer and principal financial officer, and chief compliance officer, the Administrator coordinates the payment of Fund-related expenses, and the Administrator manages the Trust’s relationships with its various service providers. As compensation for the services it provides, the Administrator receives a fee based on each Fund’s average daily net assets, subject to a minimum annual fee. The Administrator also is entitled to certain out-of-pocket expenses for the services mentioned above.

As of the date of this SAI, the YieldMax® NKE Option Income Strategy ETF, YieldMax® ORCL Option Income Strategy ETF, YieldMax® ROKU Option Income Strategy ETF, YieldMax® TGT Option Income Strategy ETF and YieldMax® ZM Option Income Strategy ETF had not commenced operations. Therefore, the Administrator has not received any fees for administration services to these Funds as of the date of this SAI.

The tables below show fees paid for administration services by the Adviser to the Administrator with respect to the Funds for the fiscal periods/years indicated.

YieldMax® MRNA Option Income Strategy ETF
Fees Paid to the Administrator
October 23, 2023 (commencement of operations) to October 31, 2023	$0
Fiscal year ended October 31, 2024	$48,770
Fiscal year ended October 31, 2025	$50,151

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YieldMax® MSFT Option Income Strategy ETF
Fees Paid to the Administrator
August 24, 2023 (commencement of operations) to October 31, 2023	$4,658
Fiscal year ended October 31, 2024	$48,770
Fiscal year ended October 31, 2025	$56,656

YieldMax® NFLX Option Income Strategy ETF
Fees Paid to the Administrator
August 7, 2023 (commencement of operations) to October 31, 2023	$7,260
Fiscal year ended October 31, 2024	$50,000
Fiscal year ended October 31, 2025	$61,159

YieldMax® NVDA Option Income Strategy ETF
Fees Paid to the Administrator
May 10, 2023 (commencement of operations) to October 31, 2023	$20,208
Fiscal year ended October 31, 2024	$222,682
Fiscal year ended October 31, 2025	$594,010

YieldMax® PYPL Option Income Strategy ETF
Fees Paid to the Administrator
September 25, 2023 (commencement of operations) to October 31, 2023	$685
Fiscal year ended October 31, 2024	$40,437
Fiscal year ended October 31, 2025	$50,000

YieldMax® SNOW Option Income Strategy ETF
Fees Paid to the Administrator
June 10, 2024 (commencement of operations) to October 31, 2024	$19,399
Fiscal year ended October 31, 2025	$50,000

YieldMax® XYZ Option Income Strategy ETF
Fees Paid to the Administrator
October 10, 2023 (commencement of operations) to October 31, 2023	$0
Fiscal year ended October 31, 2024	$41,667
Fiscal year ended October 31, 2025	$50,000

YieldMax® TSLA Option Income Strategy ETF
Fees Paid to the Administrator
November 22, 2022 (commencement of operations) to October 31, 2023	$79,498
Fiscal year ended October 31, 2024	$264,235
Fiscal year ended October 31, 2025	$433,059

YieldMax® XOM Option Income Strategy ETF
Fees Paid to the Administrator
August 30, 2023 (commencement of operations) to October 31, 2023	$4,110
Fiscal year ended October 31, 2024	$48,770
Fiscal year ended October 31, 2025	$50,000

SUB-ADMINISTRATOR AND TRANSFER AGENT

Global Fund Services, LLC, located at 615 East Michigan Street, Milwaukee, Wisconsin 53202, serves as the Funds’ sub-administrator and transfer agent.

Pursuant to a Fund Sub-Administration Servicing Agreement and a Fund Accounting Servicing Agreement between the Trust and Global Fund Services, Global Fund Services provides the Trust with administrative and management services (other than investment advisory services) and accounting services, including portfolio accounting services, tax accounting services and furnishing financial reports. In this capacity, Global Fund Services does not have any responsibility or authority for the management of the Funds, the determination of investment policy, or for any matter pertaining to the distribution of Shares. As compensation for the administration, accounting and management services, the Adviser pays Global Fund Services a fee based on each Fund’s average daily net assets, subject to a minimum annual fee. Global Fund Services also is entitled to certain out-of-pocket expenses for the services mentioned above, including pricing expenses.

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As of the date of this SAI, the YieldMax® NKE Option Income Strategy ETF, YieldMax® ORCL Option Income Strategy ETF, YieldMax® ROKU Option Income Strategy ETF, YieldMax® TGT Option Income Strategy ETF and YieldMax® ZM Option Income Strategy ETF had not commenced operations. Therefore, Global Fund Services has not received any fees for sub-administration services to these Funds as of the date of this SAI.

The tables below show fees for sub-administration services paid by the Adviser to Global Fund Services with respect to the Funds for the fiscal periods/years indicated.

YieldMax® MRNA Option Income Strategy ETF
Fees Paid to the Sub-Administrator
October 23, 2023 (commencement of operations) to October 31, 2023	$0
Fiscal year ended October 31, 2024	$26,824
Fiscal year ended October 31, 2025	$32,540

YieldMax® MSFT Option Income Strategy ETF
Fees Paid to the Sub-Administrator
August 24, 2023 (commencement of operations) to October 31, 2023	$2,562
Fiscal year ended October 31, 2024	$27,371
Fiscal year ended October 31, 2025	$46,960

YieldMax® NFLX Option Income Strategy ETF
Fees Paid to the Sub-Administrator
August 7, 2023 (commencement of operations) to October 31, 2023	$3,993
Fiscal year ended October 31, 2024	$27,500
Fiscal year ended October 31, 2025	$48,676

YieldMax® NVDA Option Income Strategy ETF
Fees Paid to the Sub-Administrator
May 10, 2023 (commencement of operations) to October 31, 2023	$12,355
Fiscal year ended October 31, 2024	$200,759
Fiscal year ended October 31, 2025	$590,639

YieldMax® PYPL Option Income Strategy ETF
Fees Paid to the Sub-Administrator
September 25, 2023 (commencement of operations) to October 31, 2023	$377
Fiscal year ended October 31, 2024	$22,240
Fiscal year ended October 31, 2025	$27,500

YieldMax® SNOW Option Income Strategy ETF
Fees Paid to the Sub-Administrator
June 10, 2024 (commencement of operations) to October 31, 2024	$10,669
Fiscal year ended October 31, 2025	$30,070

YieldMax® XYZ Option Income Strategy ETF
Fees Paid to the Sub-Administrator
October 10, 2023 (commencement of operations) to October 31, 2023	$0
Fiscal year ended October 31, 2024	$22,917
Fiscal year ended October 31, 2025	$28,984

YieldMax® TSLA Option Income Strategy ETF
Fees Paid to the Sub-Administrator
November 22, 2022 (commencement of operations) to October 31, 2023	$60,507
Fiscal year ended October 31, 2024	$237,181
Fiscal year ended October 31, 2025	$415,893

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YieldMax® XOM Option Income Strategy ETF
Fees Paid to the Sub-Administrator
August 30, 2023 (commencement of operations) to October 31, 2023	$2,260
Fiscal year ended October 31, 2024	$26,824
Fiscal year ended October 31, 2025	$27,500

CUSTODIAN

Pursuant to a Custody Agreement, U.S. Bank National Association (“U.S. Bank”), 1555 North Rivercenter Drive, Milwaukee, Wisconsin 53212, serves as the custodian (the “Custodian”) of each Fund’s assets. U.S. Bank is the parent company of Global Fund Services. The Custodian holds and administers the assets in the Funds’ portfolios. Pursuant to the Custody Agreement, the Custodian receives an annual fee from the Adviser based on the Trust’s total average daily net assets, subject to a minimum annual fee, and certain settlement charges. The Custodian also is entitled to certain out-of-pocket expenses.

LEGAL COUNSEL

Sullivan & Worcester LLP, 1251 Avenue of the Americas, 19th Floor, New York, NY 10020, serves as legal counsel for the Trust and the Independent Trustees.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Cohen & Company, Ltd., 1835 Market Street, Suite 310, Philadelphia, PA 19103, serves as the independent registered public accounting firm for the Funds. Its services include auditing the Funds’ financial statements. Cohen & Co Advisory, LLC, an affiliate of Cohen & Company, Ltd., provides tax services as requested.

PORTFOLIO HOLDINGS DISCLOSURE POLICIES AND PROCEDURES

The Board has adopted a policy regarding the disclosure of information about each Fund’s security holdings. Each Fund’s entire portfolio holdings are publicly disseminated each day the Funds are open for business and through financial reporting and news services including publicly available internet web sites. In addition, the composition of the Deposit Securities is publicly disseminated daily prior to the opening of the Exchange via the National Securities Clearing Corporation (“NSCC”).

DESCRIPTION OF SHARES

The Third Amended and Restated Declaration of Trust (“Declaration of Trust”) authorizes the issuance of an unlimited number of funds and shares. Each share represents an equal proportionate interest in such Fund with each other share. Shares are entitled upon liquidation to a pro rata share in the net assets of such Fund. Shareholders have no preemptive rights. The Declaration of Trust provides that the Trustees may create additional series or classes of shares. All consideration received by the Trust for shares of any additional funds and all assets in which such consideration is invested would belong to that fund and would be subject to the liabilities related thereto. Share certificates representing Shares will not be issued. Shares, when issued, are fully paid and non-assessable.

Each Share has one vote with respect to matters upon which a shareholder vote is required, consistent with the requirements of the 1940 Act and the rules promulgated thereunder. Shares of all funds in the Trust vote together as a single class, except that if the matter being voted on affects only a particular fund it will be voted on only by that fund and if a matter affects a particular fund differently from other funds, that fund will vote separately on such matter. As a Delaware statutory trust, the Trust is not required, and does not intend, to hold annual meetings of shareholders. Approval of shareholders will be sought, however, for certain changes in the operation of the Trust and for the election of Trustees under certain circumstances. The Trust will call for a meeting of shareholders to consider the removal of one or more Trustees and other certain matters upon the written request of shareholders holding at least a majority of the outstanding shares of the Trust entitled to vote at such meeting. In the event that such a meeting is requested, the Trust will provide appropriate assistance and information to the shareholders requesting the meeting.

Under the Declaration of Trust, the Trustees have the power to liquidate each Fund without shareholder approval. While the Trustees have no present intention of exercising this power, they may do so if a Fund fails to reach a viable size within a reasonable amount of time or for such other reasons as may be determined by the Board.

LIMITATION OF TRUSTEES’ LIABILITY

The Declaration of Trust provides that a Trustee shall be liable only for his or her own willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of the office of Trustee, and shall not be liable for errors of judgment or mistakes of fact or law. The Declaration of Trust also provides that the Trust shall indemnify each person who is, or has been, a Trustee or officer of the Trust, and upon the due approval of the Trustees, each person who is, or has been an employee or agent of the Trust, and, upon due approval of the Trustees, any person who is serving or has served at the Trust’s request as a director, officer, partner, trustee, employee, agent, or fiduciary of another organization with respect to any alleged acts or omissions while acting within the scope of a Trustee’s service in such a position. However, nothing in the Declaration of Trust shall protect or indemnify a Trustee against any liability for a Trustee’s willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of the office of Trustee. Nothing contained in this section attempts to disclaim a Trustee’s individual liability in any manner inconsistent with the federal securities laws.

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BROKERAGE TRANSACTIONS

The policy of the Trust regarding purchases and sales of securities for a Fund is that primary consideration will be given to obtaining the most favorable prices and efficient executions of transactions. Consistent with this policy, when securities transactions are effected on a stock exchange, the Trust’s policy is to pay commissions which are considered fair and reasonable without necessarily determining that the lowest possible commissions are paid in all circumstances. The Trust believes that a requirement always to seek the lowest possible commission cost could impede effective portfolio management and preclude a Fund and the Adviser from obtaining a high quality of brokerage and research services. In seeking to determine the reasonableness of brokerage commissions paid in any transaction, the Adviser will rely upon its experience and knowledge regarding commissions generally charged by various brokers and on its judgment in evaluating the brokerage services received from the broker effecting the transaction. Such determinations are necessarily subjective and imprecise, as in most cases, an exact dollar value for those services is not ascertainable. The Trust has adopted policies and procedures that prohibit the consideration of sales of Shares as a factor in the selection of a broker or dealer to execute its portfolio transactions.

The Adviser owes a fiduciary duty to its clients to seek to provide best execution on trades effected. In selecting a broker/dealer for each specific transaction, the Adviser chooses the broker/dealer deemed most capable of providing the services necessary to obtain the most favorable execution. “Best execution” is generally understood to mean the most favorable cost or net proceeds reasonably obtainable under the circumstances. The full range of brokerage services applicable to a particular transaction may be considered when making this judgment, which may include, but is not limited to liquidity, price, commission, timing, aggregated trades, capable floor brokers or traders, competent block trading coverage, ability to position, capital strength and stability, reliable and accurate communications and settlement processing, use of automation, knowledge of other buyers or sellers, arbitrage skills, administrative ability, underwriting, and provision of information on a particular security or market in which the transaction is to occur. The specific criteria will vary depending upon the nature of the transaction, the market in which it is executed, and the extent to which it is possible to select from among multiple broker/ dealers. The Adviser will also use electronic crossing networks (“ECNs”) when appropriate.

Subject to the foregoing policies, brokers or dealers selected to execute a Fund’s portfolio transactions may include such Fund’s Authorized Participants (as discussed in “Purchase and Redemption of Shares in Creation Units — Procedures for Purchase of Creation Units” below) or their affiliates. An Authorized Participant or its affiliates may be selected to execute a Fund’s portfolio transactions in conjunction with an all-cash Creation Unit order or an order including “cash-in-lieu” (as described below under “Purchase and Redemption of Shares in Creation Units”), so long as such selection is in keeping with the foregoing policies. As described below under “Purchase and Redemption of Shares in Creation Units — Creation Transaction Fee” and “ — Redemption Transaction Fee”, a Fund may determine to not charge a variable fee on certain orders when the Adviser has determined that doing so is in the best interests of a Fund’s shareholders, even if the decision to not charge a variable fee could be viewed as benefiting the Authorized Participant or its affiliate selected to execute such Fund’s portfolio transactions in connection with such orders.

The Adviser may use a Fund’s assets for, or participate in, third-party soft dollar arrangements, in addition to receiving proprietary research from various full-service brokers, the cost of which is bundled with the cost of the broker’s execution services. The Adviser does not “pay up” for the value of any such proprietary research. Section 28(e) of the 1934 Act permits the Adviser under certain circumstances, to cause a Fund to pay a broker or dealer a commission for effecting a transaction in excess of the amount of commission another broker or dealer would have charged for effecting the transaction in recognition of the value of brokerage and research services provided by the broker or dealer. The Adviser may receive a variety of research services and information on many topics, which it can use in connection with its management responsibilities with respect to the various accounts over which it exercises investment discretion or otherwise provides investment advice. The research services may include qualifying order management systems, portfolio attribution and monitoring services, and computer software and access charges which are directly related to investment research.

Accordingly, a Fund may pay a broker commission higher than the lowest available in recognition of the broker’s provision of such services to the Adviser but only if the Adviser determines the total commission (including the soft dollar benefit) is comparable to the best commission rate that could be expected to be received from other brokers. The amount of soft dollar benefits received depends on the amount of brokerage transactions effected with the brokers. A conflict of interest exists because there is an incentive to (1) cause clients to pay a higher commission than the firm might otherwise be able to negotiate, (2) cause clients to engage in more securities transactions than would otherwise be optimal, and (3) only recommend brokers that provide soft dollar benefits.

The Adviser faces a potential conflict of interest when it uses client trades to obtain brokerage or research services. This conflict exists because the Adviser can use the brokerage or research services to manage client accounts without paying cash for such services, which reduces the Adviser’s expenses to the extent that the Adviser would have purchased such products had they not been provided by brokers. Section 28(e) permits the Adviser to use brokerage or research services for the benefit of any account it manages. Certain accounts managed by the Adviser may generate soft dollars used to purchase brokerage or research services that ultimately benefit other accounts managed by the Adviser effectively cross subsidizing the other accounts managed by the Adviser that benefit directly from the product. The Adviser may not necessarily use all of the brokerage or research services in connection with managing a Fund whose trades generated the soft dollars used to purchase such products.

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The Adviser is responsible, subject to oversight by the Board, for placing orders on behalf of each Fund for the purchase or sale of portfolio securities. If purchases or sales of portfolio securities of a Fund and one or more other investment companies or clients supervised by the Adviser are considered at or about the same time, transactions in such securities are allocated among the several investment companies and clients in a manner deemed equitable and consistent with its fiduciary obligations to all by the Adviser. In some cases, this procedure could have a detrimental effect on the price or volume of the security so far as the Funds are concerned. However, in other cases, it is possible that the ability to participate in volume transactions and to negotiate lower brokerage commissions will be beneficial to the Funds. The primary consideration is prompt execution of orders at the most favorable net price.

The Funds may deal with affiliates in principal transactions to the extent permitted by exemptive order or applicable rule or regulation.

As of the date of this SAI, the YieldMax® NKE Option Income Strategy ETF, YieldMax® ORCL Option Income Strategy ETF, YieldMax® ROKU Option Income Strategy ETF, YieldMax® TGT Option Income Strategy ETF and YieldMax® ZM Option Income Strategy ETF had not commenced operations. Therefore, these Funds have not paid any brokerage commissions as of the date of this SAI.

The tables below show brokerage commissions paid by the Funds for the fiscal periods/years indicated.

YieldMax® MRNA Option Income Strategy ETF
Brokerage Commissions
October 23, 2023 (commencement of operations) to October 31, 2023	$998
Fiscal year ended October 31, 2024	$193,849
Fiscal year ended October 31, 2025	$1,939,456

YieldMax® MSFT Option Income Strategy ETF
Brokerage Commissions
August 24, 2023 (commencement of operations) to October 31, 2023	$5,145
Fiscal year ended October 31, 2024	$119,176
Fiscal year ended October 31, 2025	$212,283

YieldMax® NFLX Option Income Strategy ETF
Brokerage Commissions
August 7, 2023 (commencement of operations) to October 31, 2023	$8,750
Fiscal year ended October 31, 2024	$67,579
Fiscal year ended October 31, 2025	$101,205

YieldMax® NVDA Option Income Strategy ETF
Brokerage Commissions
May 10, 2023 (commencement of operations) to October 31, 2023	$98,932
Fiscal year ended October 31, 2024	$3,383,423
Fiscal year ended October 31, 2025	$11,755,450

YieldMax® PYPL Option Income Strategy ETF
Brokerage Commissions
September 25, 2023 (commencement of operations) to October 31, 2023	$4,120
Fiscal year ended October 31, 2024	$237,339
Fiscal year ended October 31, 2025	$619,080

YieldMax® SNOW Option Income Strategy ETF
Brokerage Commissions
June 10, 2024 (commencement of operations) to October 31, 2024	$30,868
Fiscal year ended October 31, 2025	$231,216

YieldMax® XYZ Option Income Strategy ETF
Brokerage Commissions
October 10, 2023 (commencement of operations) to October 31, 2023	$9,255
Fiscal year ended October 31, 2024	$433,923
Fiscal year ended October 31, 2025	$880,394

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YieldMax® TSLA Option Income Strategy ETF
Brokerage Commissions
November 22, 2022 (commencement of operations) to October 31, 2023	$1,401,935
Fiscal year ended October 31, 2024	$3,589,015
Fiscal year ended October 31, 2025	$2,816,755

YieldMax® XOM Option Income Strategy ETF
Brokerage Commissions
August 30, 2023 (commencement of operations) to October 31, 2023	$9,935
Fiscal year ended October 31, 2024	$146,110
Fiscal year ended October 31, 2025	$397,851

Where a Fund commenced operations in 2023 or 2024, its brokerage commissions may be higher during the 2024 or 2025 fiscal year, as applicable, since its initial fiscal period was not a full twelve-month period. In addition, certain Funds saw an increase in assets in 2025 resulting in increased transactions.

Brokerage with Fund Affiliates. The Funds may execute brokerage or other agency transactions through registered broker-dealer affiliates of the Funds or the Adviser for a commission in conformity with the 1940 Act, the 1934 Act and rules promulgated by the SEC. These rules require that commissions paid to the affiliate by the Funds for exchange transactions not exceed “usual and customary” brokerage commissions. The rules define “usual and customary” commissions to include amounts which are “reasonable and fair compared to the commission, fee or other remuneration received or to be received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time.” The Trustees, including those who are not “interested persons” of the Funds, have adopted procedures for evaluating the reasonableness of commissions paid to affiliates and review these procedures periodically.

For the period/year ended October 31, 2025, the Funds did not pay any brokerage commissions to any registered broker-dealer affiliates of the Funds or the Adviser.

Directed Brokerage. For the fiscal period/year ended October 31, 2025, no Fund paid commissions on brokerage transactions directed to brokers pursuant to an agreement or understanding whereby the broker provided research or other brokerage services to the Adviser.

Securities of “Regular Broker-Dealers.” The Funds are required to identify any securities of its “regular brokers and dealers” (as such term is defined in the 1940 Act) that it may hold at the close of its most recent fiscal year. “Regular brokers or dealers” of the Funds are the ten brokers or dealers that, during the most recent fiscal year: (i) received the greatest dollar amounts of brokerage commissions from the Fund’s portfolio transactions; (ii) engaged as principal in the largest dollar amounts of portfolio transactions of the Fund; or (iii) sold the largest dollar amounts of Shares.

For the fiscal period/year ended October 31, 2025, no Fund acquired any securities of its “regular brokers or dealers” or their parent companies.

PORTFOLIO TURNOVER RATE

A portfolio turnover rate is, in summary, the percentage computed by dividing the lesser of a Fund’s purchases or sales of securities (excluding short-term securities and securities transferred in-kind) by the average market value of such Fund. A rate of 100% indicates that the equivalent of all of the Fund’s assets have been sold and reinvested in a year. High portfolio turnover may affect the amount, timing and character of distributions, and, as a result, may increase the amount of taxes payable by shareholders. Higher portfolio turnover also results in higher transaction costs. To the extent that net short-term capital gains are realized by a Fund, any distributions resulting from such gains are considered ordinary income for federal income tax purposes.

As of the date of this SAI, the YieldMax® NKE Option Income Strategy ETF, YieldMax® ORCL Option Income Strategy ETF, YieldMax® ROKU Option Income Strategy ETF, YieldMax® TGT Option Income Strategy ETF and YieldMax® ZM Option Income Strategy ETF had not commenced operations and therefore do not have portfolio turnover rates to report as of the date of this SAI.

The tables below show the portfolio turnover rate with respect to the Funds for the fiscal periods/years indicated.

YieldMax® MRNA Option Income Strategy ETF
Portfolio Turnover

Fiscal year ended October 31, 2024	27%
Fiscal year ended October 31, 2025	42%

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YieldMax® MSFT Option Income Strategy ETF
Portfolio Turnover

Fiscal year ended October 31, 2024	21%
Fiscal year ended October 31, 2025	16%

YieldMax® NFLX Option Income Strategy ETF
Portfolio Turnover

Fiscal year ended October 31, 2024	51%
Fiscal year ended October 31, 2025	33%
YieldMax® NVDA Option Income Strategy ETF
Portfolio Turnover

Fiscal year ended October 31, 2024	23%
Fiscal year ended October 31, 2025	16%

YieldMax® PYPL Option Income Strategy ETF
Portfolio Turnover

Fiscal year ended October 31, 2024	344%*
Fiscal year ended October 31, 2025	19%

*  Portfolio turnover was higher during the prior fiscal year ended October 31, 2024 due to several option assignments during the period, which required the Fund to sell the long stock positions received.

YieldMax® SNOW Option Income Strategy ETF
Portfolio Turnover
June 10, 2024 (commencement of operations) to October 31, 2024	2%
Fiscal year ended October 31, 2025	33%

YieldMax® XYZ Option Income Strategy ETF
Portfolio Turnover

Fiscal year ended October 31, 2024	0%
Fiscal year ended October 31, 2025	46%

YieldMax® TSLA Option Income Strategy ETF
Portfolio Turnover

Fiscal year ended October 31, 2024	51%
Fiscal year ended October 31, 2025	124%

YieldMax® XOM Option Income Strategy ETF
Portfolio Turnover

Fiscal year ended October 31, 2024	6%
Fiscal year ended October 31, 2025	23%

BOOK ENTRY ONLY SYSTEM

The Depository Trust Company (“DTC”) acts as securities depositary for Shares. Shares are represented by securities registered in the name of DTC or its nominee, Cede & Co., and deposited with, or on behalf of, DTC. Except in limited circumstances set forth below, certificates will not be issued for Shares.

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DTC is a limited-purpose trust company that was created to hold securities of its participants (the “DTC Participants”) and to facilitate the clearance and settlement of securities transactions among the DTC Participants in such securities through electronic book-entry changes in accounts of the DTC Participants, thereby eliminating the need for physical movement of securities certificates. DTC Participants include securities brokers and dealers, banks, trust companies, clearing corporations and certain other organizations, some of whom (and/or their representatives) own DTC. More specifically, DTC is owned by a number of its DTC Participants and by the NYSE and FINRA. Access to the DTC system is also available to others such as banks, brokers, dealers, and trust companies that clear through or maintain a custodial relationship with a DTC Participant, either directly or indirectly (the “Indirect Participants”).

Beneficial ownership of Shares is limited to DTC Participants, Indirect Participants, and persons holding interests through DTC Participants and Indirect Participants. Ownership of beneficial interests in Shares (owners of such beneficial interests are referred to in this SAI as “Beneficial Owners”) is shown on, and the transfer of ownership is effected only through, records maintained by DTC (with respect to DTC Participants) and on the records of DTC Participants (with respect to Indirect Participants and Beneficial Owners that are not DTC Participants). Beneficial Owners will receive from or through the DTC Participant a written confirmation relating to their purchase of Shares. The Trust recognizes DTC or its nominee as the record owner of all Shares for all purposes. Beneficial Owners of Shares are not entitled to have Shares registered in their names, and will not receive or be entitled to physical delivery of Share certificates. Each Beneficial Owner must rely on the procedures of DTC and any DTC Participant and/or Indirect Participant through which such Beneficial Owner holds its interests, to exercise any rights of a holder of Shares.

Conveyance of all notices, statements, and other communications to Beneficial Owners is effected as follows. DTC will make available to the Trust upon request and for a fee a listing of Shares held by each DTC Participant. The Trust shall obtain from each such DTC Participant the number of Beneficial Owners holding Shares, directly or indirectly, through such DTC Participant. The Trust shall provide each such DTC Participant with copies of such notice, statement, or other communication, in such form, number and at such place as such DTC Participant may reasonably request, in order that such notice, statement or communication may be transmitted by such DTC Participant, directly or indirectly, to such Beneficial Owners. In addition, the Trust shall pay to each such DTC Participant a fair and reasonable amount as reimbursement for the expenses attendant to such transmittal, all subject to applicable statutory and regulatory requirements.

Share distributions shall be made to DTC or its nominee, Cede & Co., as the registered holder of all Shares. DTC or its nominee, upon receipt of any such distributions, shall credit immediately DTC Participants’ accounts with payments in amounts proportionate to their respective beneficial interests in the Funds as shown on the records of DTC or its nominee. Payments by DTC Participants to Indirect Participants and Beneficial Owners of Shares held through such DTC Participants will be governed by standing instructions and customary practices, as is now the case with securities held for the accounts of customers in bearer form or registered in a “street name,” and will be the responsibility of such DTC Participants.

The Trust has no responsibility or liability for any aspect of the records relating to or notices to Beneficial Owners, or payments made on account of beneficial ownership interests in Shares, or for maintaining, supervising, or reviewing any records relating to such beneficial ownership interests, or for any other aspect of the relationship between DTC and the DTC Participants or the relationship between such DTC Participants and the Indirect Participants and Beneficial Owners owning through such DTC Participants.

DTC may determine to discontinue providing its service with respect to a Fund at any time by giving reasonable notice to the Fund and discharging its responsibilities with respect thereto under applicable law. Under such circumstances, the Fund shall act either to find a replacement for DTC to perform its functions at a comparable cost or, if such replacement is unavailable, to issue and deliver printed certificates representing ownership of Shares, unless the Trust makes other arrangements with respect thereto satisfactory to the Exchange.

PURCHASE AND REDEMPTION OF SHARES IN CREATION UNITS

The Trust issues and redeems Shares only in Creation Units on a continuous basis through the Transfer Agent, without a sales load (but subject to transaction fees, if applicable), at their NAV per share next determined after receipt of an order, on any Business Day, in proper form pursuant to the terms of the Authorized Participant Agreement (“Participant Agreement”). The NAV of Shares is calculated each Business Day as of the scheduled close of regular trading on the NYSE, generally 4:00 p.m., Eastern Time. The Funds will not issue fractional Creation Units. A “Business Day” is any day on which the NYSE is open for regular trading.

Fund Deposit. The consideration for purchase of a Creation Unit of a Fund generally consists of the in-kind deposit of a designated portfolio of securities (the “Deposit Securities”) per each Creation Unit and the Cash Component (defined below), computed as described below. Notwithstanding the foregoing, the Trust reserves the right to permit or require the substitution of a “cash in lieu” amount (“Deposit Cash”) to be added to the Cash Component to replace any Deposit Security. When accepting purchases of Creation Units for all or a portion of Deposit Cash, a Fund may incur additional costs associated with the acquisition of Deposit Securities that would otherwise be provided by an in-kind purchaser.

Together, the Deposit Securities or Deposit Cash, as applicable, and the Cash Component constitute the “Fund Deposit,” which represents the minimum initial and subsequent investment amount for a Creation Unit of a Fund. The “Cash Component” is an amount equal to the difference between the NAV of Shares (per Creation Unit) and the value of the Deposit Securities or Deposit Cash, as applicable. If the Cash Component is a positive number (i.e., the NAV per Creation Unit exceeds the value of the Deposit Securities or Deposit Cash, as applicable), the Cash Component shall be such positive amount. If the Cash Component is a negative number (i.e., the NAV per Creation Unit is less than the value of the Deposit Securities or Deposit Cash, as applicable), the Cash Component shall be such negative amount and the creator will be entitled to receive cash in an amount equal to the Cash Component. The Cash Component serves the function of compensating for any differences between the NAV per Creation Unit and the value of the Deposit Securities or Deposit Cash, as applicable. Computation of the Cash Component excludes any stamp duty or other similar fees and expenses payable upon transfer of beneficial ownership of the Deposit Securities, if applicable, which shall be the sole responsibility of the Authorized Participant (as defined below).

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Each Fund, through NSCC, makes available on each Business Day, prior to the opening of business on the Exchange (currently 9:30 a.m., Eastern Time), the list of the names and the required number of Shares of each Deposit Security or the required amount of Deposit Cash, as applicable, to be included in the current Fund Deposit (based on information at the end of the previous Business Day) for the Fund. Such Fund Deposit is subject to any applicable adjustments as described below, to effect purchases of Creation Units of the applicable Fund until such time as the next-announced composition of the Deposit Securities or the required amount of Deposit Cash, as applicable, is made available.

The identity and number of Shares of the Deposit Securities or the amount of Deposit Cash, as applicable, required for the Fund Deposit for a Fund may change from time to time.

Procedures for Purchase of Creation Units. To be eligible to place orders with the Transfer Agent to purchase a Creation Unit of a Fund, an entity must be (i) a “Participating Party” (i.e., a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the NSCC (the “Clearing Process”)), a clearing agency that is registered with the SEC; or (ii) a DTC Participant (see “Book Entry Only System”). In addition, each Participating Party or DTC Participant (each, an “Authorized Participant”) must execute a Participant Agreement with respect to purchases and redemptions of Creation Units. Each Authorized Participant will agree, pursuant to the terms of a Participant Agreement, on behalf of itself or any investor on whose behalf it will act, to certain conditions, including that it will pay to the Trust, an amount of cash sufficient to pay the Cash Component together with the creation transaction fee (described below), if applicable, and any other applicable fees and taxes.

All orders to purchase Shares directly from a Fund must be placed for one or more Creation Units and in the manner and by the time set forth in the Participant Agreement and/or applicable order form. The order cut-off time for orders to purchase Creation Units is expected to be 1:00 p.m. Eastern time for the Funds, which time may be modified by a Fund from time-to-time by amendment to the Participant Agreement and/or applicable order form. The date on which an order to purchase Creation Units (or an order to redeem Creation Units, as set forth below) is received and accepted is referred to as the “Order Placement Date.”

An Authorized Participant may require an investor to make certain representations or enter into agreements with respect to the order (e.g., to provide for payments of cash, when required). Investors should be aware that their particular broker may not have executed a Participant Agreement and that, therefore, orders to purchase Shares directly from a Fund in Creation Units must be placed by the investor’s broker through an Authorized Participant that has executed a Participant Agreement. In such cases there may be additional charges to such investor. At any given time, there may be only a limited number of broker-dealers that have executed a Participant Agreement and only a small number of such Authorized Participants may have international capabilities.

On days when the Exchange closes earlier than normal, each Fund may require orders to create Creation Units to be placed earlier in the day. In addition, if a market or markets on which a Fund’s investments are primarily traded is closed, the Fund will also generally not accept orders on such day(s). Orders must be transmitted by an Authorized Participant by telephone or other transmission method acceptable to the Transfer Agent pursuant to procedures set forth in the Participant Agreement and in accordance with the applicable order form. On behalf of a Fund, the Transfer Agent will notify the Custodian of such order. The Custodian will then provide such information to the appropriate local sub-custodian(s). Those placing orders through an Authorized Participant should allow sufficient time to permit proper submission of the purchase order to the Transfer Agent by the cut-off time on such Business Day. Economic or market disruptions or changes, or telephone or other communication failure may impede the ability to reach the Transfer Agent or an Authorized Participant.

Fund Deposits must be delivered by an Authorized Participant through the Federal Reserve System (for cash) or through DTC (for corporate securities), through a subcustody agent (for foreign securities) and/or through such other arrangements allowed by the Trust or its agents. With respect to foreign Deposit Securities, the Custodian shall cause the subcustodian of a Fund to maintain an account into which the Authorized Participant shall deliver, on behalf of itself or the party on whose behalf it is acting, such Deposit Securities (or Deposit Cash for all or a part of such securities, as permitted or required), with any appropriate adjustments as advised by the Trust. Foreign Deposit Securities must be delivered to an account maintained at the applicable local subcustodian. A Fund Deposit transfer must be ordered by the Authorized Participant in a timely fashion to ensure the delivery of the requisite number of Deposit Securities or Deposit Cash, as applicable, to the account of the applicable Fund or its agents by no later than 1:00 p.m. Eastern Time for the Fund (or such other time as specified by the Trust) on the contractual settlement date. If the applicable Fund or its agents do not receive all of the Deposit Securities, or the required Deposit Cash in lieu thereof, by such time, then the order may be deemed rejected and the Authorized Participant shall be liable to the Fund for losses, if any, resulting therefrom. All questions as to the number of Deposit Securities or Deposit Cash to be delivered, as applicable, and the validity, form and eligibility (including time of receipt) for the deposit of any tendered securities or cash, as applicable, will be determined by the Trust, whose determination shall be final and binding. The amount of cash represented by the Cash Component must be transferred directly to the Custodian through the Federal Reserve Bank wire transfer system in a timely manner to be received by the Custodian no later than the contractual settlement date. If the Cash Component and the Deposit Securities or Deposit Cash, as applicable, are not received by the Custodian in a timely manner by the contractual settlement date, the creation order may be cancelled. Upon written notice to the Transfer Agent, such canceled order may be resubmitted the following Business Day using a Fund Deposit as newly constituted to reflect the then current NAV of such Fund.

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The order shall be deemed to be received on the Business Day on which the order is placed provided that the order is placed in proper form prior to the applicable cut-off time and the federal funds in the appropriate amount are deposited by 1:00 p.m. Eastern Time for the applicable Fund, with the Custodian on the contractual settlement date. If the order is not placed in proper form as required, or federal funds in the appropriate amount are not received by 1:00 p.m. Eastern Time for the applicable Fund on the contractual settlement date, then the order may be deemed to be rejected and the Authorized Participant shall be liable to the applicable Fund for losses, if any, resulting therefrom. A creation request is in “proper form” if all procedures set forth in the Participant Agreement, order form and this SAI are properly followed.

Issuance of a Creation Unit. Except as provided in this SAI, Creation Units will not be issued until the transfer of good title to the Trust of the Deposit Securities or payment of Deposit Cash, as applicable, and the payment of the Cash Component have been completed. When the required Deposit Securities (or the cash value thereof) have been delivered to the account of the Custodian (or sub-custodian, as applicable), the Transfer Agent and the Adviser shall be notified of such delivery, and the Trust will issue and cause the delivery of the Creation Units. The typical settlement date for each redemption transaction will be within one day of the transaction (or T+1), unless the Fund and Authorized Participant agree to a different timeline for settlement or the transaction is exempt from the requirements of Rule 15c6-1 under the 1934 Act. Due to the schedule of holidays in certain countries, however, the receipt of redemption proceeds may take longer than one Business Day following the day on which the purchase order is received. In such cases, the local market settlement procedures will not commence until the end of local holiday periods. The Authorized Participant shall be liable to the Funds for losses, if any, resulting from unsettled orders.

Creation Units may be purchased in advance of receipt by the Trust of all or a portion of the applicable Deposit Securities as described below. In these circumstances, the initial deposit will have a value greater than the NAV of the Shares on the date the order is placed in proper form since, in addition to available Deposit Securities, cash must be deposited in an amount equal to the sum of (i) the Cash Component, plus (ii) an additional amount of cash equal to a percentage of the value as set forth in the Participant Agreement, of the undelivered Deposit Securities (the “Additional Cash Deposit”), which shall be maintained in a separate non-interest bearing collateral account. The Authorized Participant must deposit with the Custodian the Additional Cash Deposit, as applicable, by 1:00 p.m. Eastern Time for the applicable Fund (or such other time as specified by the Trust) on the contractual settlement date. If the applicable Fund or its agents do not receive the Additional Cash Deposit in the appropriate amount, by such time, then the order may be deemed rejected and the Authorized Participant shall be liable to the applicable Fund for losses, if any, resulting therefrom. An additional amount of cash shall be required to be deposited with the Trust, pending delivery of the missing Deposit Securities to the extent necessary to maintain the Additional Cash Deposit with the Trust in an amount at least equal to the applicable percentage, as set forth in the Participant Agreement, of the daily market value of the missing Deposit Securities. The Participant Agreement will permit the Trust to buy the missing Deposit Securities at any time. Authorized Participants will be liable to the Trust for the costs incurred by the Trust in connection with any such purchases. These costs will be deemed to include the amount by which the actual purchase price of the Deposit Securities exceeds the value of such Deposit Securities on the day the purchase order was deemed received by the Transfer Agent plus the brokerage and related transaction costs associated with such purchases. The Trust will return any unused portion of the Additional Cash Deposit once all of the missing Deposit Securities have been properly received by the Custodian or purchased by the Trust and deposited into the Trust. In addition, a transaction fee, as described below under “Creation Transaction Fee,” may be charged. The delivery of Creation Units so created generally will occur no later than the contractual settlement date.

Acceptance of Orders of Creation Units. The Trust reserves the right to reject an order for Creation Units transmitted to it by the Transfer Agent with respect to a Fund including, without limitation, if (a) the order is not in proper form; (b) the Deposit Securities or Deposit Cash, as applicable, delivered by the Authorized Participant are not as disseminated through the facilities of the NSCC for that date by the Custodian; (c) the investor(s), upon obtaining Shares ordered, would own 80% or more of the currently outstanding Shares of the Fund; (d) the acceptance of the Fund Deposit would, in the opinion of counsel, be unlawful; (e) the acceptance or receipt of the order for a Creation Unit would, in the opinion of counsel to the Trust, be unlawful; or (f) in the event that circumstances outside the control of the Trust, the Custodian, the Transfer Agent and/or the Adviser make it for all practical purposes not feasible to process orders for Creation Units.

Examples of such circumstances include acts of God; public service or utility problems such as fires, floods, extreme weather conditions and power outages resulting in telephone, telecopy and computer failures; market conditions or activities causing trading halts; systems failures involving computer or other information systems affecting the Trust, the Distributor, the Custodian, a sub-custodian, the Transfer Agent, DTC, NSCC, Federal Reserve System, or any other participant in the creation process, and other extraordinary events. The Transfer Agent shall notify a prospective creator of a Creation Unit and/or the Authorized Participant acting on behalf of the creator of a Creation Unit of its rejection of the order of such person. The Trust, the Transfer Agent, the Custodian, any sub-custodian and the Distributor are under no duty, however, to give notification of any defects or irregularities in the delivery of Fund Deposits nor shall either of them incur any liability for the failure to give any such notification. The Trust, the Transfer Agent, the Custodian and the Distributor shall not be liable for the rejection of any purchase order for Creation Units.

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All questions as to the number of Shares of each security in the Deposit Securities and the validity form, eligibility and acceptance for deposit of any securities to be delivered shall be determined by the Trust, and the Trust’s determination shall be final and binding.

Notwithstanding the Trust’s ability to reject an order for creation units, the Trust will only do so in a manner consistent with any current or future SEC rulemaking or guidance relating thereto; provided that, no such suspension of the issuance of creation units will be done in a manner that impairs the arbitrage mechanism for investors.

Creation Transaction Fee. A fixed purchase (i.e., creation) transaction fee, payable to the Custodian, may be imposed for the transfer and other transaction costs associated with the purchase of Creation Units (“Creation Order Costs”). The standard fixed creation transaction fee for each Fund, regardless of the number of Creation Units created in the transaction, can be found in the table below. Each Fund may adjust the standard fixed creation transaction fee from time to time. The fixed creation fee may be waived on certain orders if the Custodian has determined to waive some or all of the Creation Order Costs associated with the order or another party, such as the Adviser, has agreed to pay such fee.

In addition, a variable fee, payable to the Funds, of up to the maximum percentage listed in the table below of the value of the Creation Units subject to the transaction may be imposed for cash purchases, non-standard orders, or partial cash purchases of Creation Units. The variable charge is primarily designed to cover additional costs (e.g., brokerage, taxes) involved with buying the securities with cash. Each Fund may determine to not charge a variable fee on certain orders when the Adviser has determined that doing so is in the best interests of Fund shareholders.

Fixed Creation Transaction Fee	Maximum Variable Transaction Fee
$300	2.00%

Investors who use the services of a broker or other such intermediary may be charged a fee for such services. Investors are responsible for the fixed costs of transferring the Fund Securities (defined below) from the Trust to their account or on their order.

Risks of Purchasing Creation Units. There are certain legal risks unique to investors purchasing Creation Units directly from a Fund. Because Shares may be issued on an ongoing basis, a “distribution” of Shares could be occurring at any time. Certain activities that a shareholder performs as a dealer could, depending on the circumstances, result in the shareholder being deemed a participant in the distribution in a manner that could render the shareholder a statutory underwriter and subject to the prospectus delivery and liability provisions of the Securities Act. For example, a shareholder could be deemed a statutory underwriter if it purchases Creation Units from a Fund, breaks them down into the constituent Shares, and sells those Shares directly to customers, or if a shareholder chooses to couple the creation of a supply of new Shares with an active selling effort involving solicitation of secondary-market demand for Shares. Whether a person is an underwriter depends upon all of the facts and circumstances pertaining to that person’s activities, and the examples mentioned here should not be considered a complete description of all the activities that could cause you to be deemed an underwriter.

Dealers who are not “underwriters” but are participating in a distribution (as opposed to engaging in ordinary secondary-market transactions), and thus dealing with Shares as part of an “unsold allotment” within the meaning of Section 4(a)(3)(C) of the Securities Act, will be unable to take advantage of the prospectus delivery exemption provided by Section 4(a)(3) of the Securities Act.

Redemption. Shares may be redeemed only in Creation Units at their NAV next determined after receipt of a redemption request in proper form by the Funds through the Transfer Agent and only on a Business Day. EXCEPT UPON LIQUIDATION OF A FUND, THE TRUST WILL NOT REDEEM SHARES IN AMOUNTS LESS THAN CREATION UNITS. Investors must accumulate enough Shares in the secondary market to constitute a Creation Unit to have such Shares redeemed by the Trust. There can be no assurance, however, that there will be sufficient liquidity in the public trading market at any time to permit assembly of a Creation Unit. Investors should expect to incur brokerage and other costs in connection with assembling a sufficient number of Shares to constitute a redeemable Creation Unit.

With respect to each Fund, the Custodian, through the NSCC, makes available prior to the opening of business on the Exchange (currently 9:30 a.m., Eastern Time) on each Business Day, the list of the names and Share quantities of each Fund’s portfolio securities that will be applicable (subject to possible amendment or correction) to redemption requests received in proper form (as defined below) on that day (“Fund Securities”). Fund Securities received on redemption may not be identical to Deposit Securities.

Redemption proceeds for a Creation Unit are paid either in-kind or in cash, or combination thereof, as determined by the Trust. With respect to in-kind redemptions of the Funds, redemption proceeds for a Creation Unit will consist of Fund Securities—as announced by the Custodian on the Business Day of the request for redemption received in proper form plus cash in an amount equal to the difference between the NAV of Shares being redeemed, as next determined after a receipt of a request in proper form, and the value of the Fund Securities (the “Cash Redemption Amount”), less a fixed redemption transaction fee, as applicable, as set forth below. If the Fund Securities have a value greater than the NAV of Shares, a compensating cash payment equal to the differential is required to be made by or through an Authorized Participant by the redeeming shareholder. Notwithstanding the foregoing, at the Trust’s discretion, an Authorized Participant may receive the corresponding cash value of the securities in lieu of the in-kind securities value representing one or more Fund Securities.

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The typical settlement date for each redemption transaction will be within one day of the transaction (or T+1), unless the Fund and Authorized Participant agree to a different timeline for settlement or the transaction is exempt from the requirements of Rule 15c6-1 under the 1934 Act. Due to the schedule of holidays in certain countries, however, the receipt of redemption proceeds may take longer than one Business Day following the day on which the purchase order is received. In such cases, the local market settlement procedures will not commence until the end of local holiday periods.

Redemption Transaction Fee. A fixed redemption transaction fee, payable to the Custodian, may be imposed for the transfer and other transaction costs associated with the redemption of Creation Units (“Redemption Order Costs”). The standard fixed redemption transaction fee for a Fund, regardless of the number of Creation Units redeemed in the transaction, can be found in the table below. Each Fund may adjust the redemption transaction fee from time to time. The fixed redemption fee may be waived on certain orders if the Custodian has determined to waive some or all of the Redemption Order Costs associated with the order or another party, such as the Adviser, has agreed to pay such fee.

In addition, a variable fee, payable to each Fund, of up to the maximum percentage listed in the table below of the value of the Creation Units subject to the transaction may be imposed for cash redemptions, non-standard orders, or partial cash redemptions (when cash redemptions are available) of Creation Units. The variable charge is primarily designed to cover additional costs (e.g., brokerage, taxes) involved with selling portfolio securities to satisfy a cash redemption. Each Fund may determine to not charge a variable fee on certain orders when the Adviser has determined that doing so is in the best interests of Fund shareholders.

Fixed Redemption Transaction Fee	Maximum Variable Transaction Fee
$300	2.00%

Investors who use the services of a broker or other such intermediary may be charged a fee for such services. Investors are responsible for the fixed costs of transferring the Fund Securities from the Trust to their account or on their order.

Procedures for Redemption of Creation Units. Orders to redeem Creation Units must be submitted in proper form to the Transfer Agent prior to 1:00 p.m. Eastern time. A redemption request is considered to be in “proper form” if (i) an Authorized Participant has transferred or caused to be transferred to the Trust’s Transfer Agent the Creation Unit(s) being redeemed through the book-entry system of DTC so as to be effective by the time as set forth in the Participant Agreement and (ii) a request in form satisfactory to the Trust is received by the Transfer Agent from the Authorized Participant on behalf of itself or another redeeming investor within the time periods specified in the Participant Agreement. If the Transfer Agent does not receive the investor’s Shares through DTC’s facilities by the times and pursuant to the other terms and conditions set forth in the Participant Agreement, the redemption request shall be rejected.

The Authorized Participant must transmit the request for redemption, in the form required by the Trust, to the Transfer Agent in accordance with procedures set forth in the Authorized Participant Agreement. Investors should be aware that their particular broker may not have executed an Authorized Participant Agreement, and that, therefore, requests to redeem Creation Units may have to be placed by the investor’s broker through an Authorized Participant who has executed an Authorized Participant Agreement. Investors making a redemption request should be aware that such request must be in the form specified by such Authorized Participant. Investors making a request to redeem Creation Units should allow sufficient time to permit proper submission of the request by an Authorized Participant and transfer of the Shares to the Trust’s Transfer Agent; such investors should allow for the additional time that may be required to effect redemptions through their banks, brokers or other financial intermediaries if such intermediaries are not Authorized Participants.

Additional Redemption Procedures. In connection with taking delivery of Shares of Fund Securities upon redemption of Creation Units, a redeeming shareholder or Authorized Participant acting on behalf of such Shareholder must maintain appropriate custody arrangements with a qualified broker-dealer, bank, or other custody providers in each jurisdiction in which any of the Fund Securities are customarily traded, to which account such Fund Securities will be delivered. Deliveries of redemption proceeds will generally be made by the next Business Day following the trade date, as discussed above.

The Trust may in its discretion exercise its option cause a Fund to redeem such Shares in cash, and the redeeming investor will be required to receive its redemption proceeds in cash. In addition, an investor may request a redemption in cash that the applicable Fund may, in its sole discretion, permit. In either case, the investor will receive a cash payment equal to the NAV of its Shares based on the NAV of Shares of such Fund next determined after the redemption request is received in proper form (minus a redemption transaction fee, if applicable, and additional charge for requested cash redemptions specified above, to offset the Trust’s brokerage and other transaction costs associated with the disposition of Fund Securities). A Fund may also, in its sole discretion, upon request of a shareholder, provide such redeemer a portfolio of securities that differs from the exact composition of the Fund Securities but does not differ in NAV.

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Redemptions of Shares for Fund Securities will be subject to compliance with applicable federal and state securities laws and each Fund (whether or not it otherwise permits cash redemptions) reserves the right to redeem Creation Units for cash to the extent that the Trust could not lawfully deliver specific Fund Securities upon redemptions or could not do so without first registering the Fund Securities under such laws. An Authorized Participant or an investor for which it is acting subject to a legal restriction with respect to a particular security included in the Fund Securities applicable to the redemption of Creation Units may be paid an equivalent amount of cash. The Authorized Participant may request the redeeming investor of the Shares to complete an order form or to enter into agreements with respect to such matters as compensating cash payment. Further, an Authorized Participant that is not a “qualified institutional buyer,” (“QIB”) as such term is defined under Rule 144A of the Securities Act, will not be able to receive Fund Securities that are restricted securities eligible for resale under Rule 144A. An Authorized Participant may be required by the Trust to provide a written confirmation with respect to QIB status to receive Fund Securities.

The right of redemption may be suspended or the date of payment postponed with respect to a Fund (1) for any period during which the Exchange is closed (other than customary weekend and holiday closings); (2) for any period during which trading on the Exchange is suspended or restricted; (3) for any period during which an emergency exists as a result of which disposal of the Shares of the Fund or determination of the NAV of the Shares is not reasonably practicable; or (4) in such other circumstance as is permitted by the SEC.

DETERMINATION OF NET ASSET VALUE

NAV per Share for each Fund is computed by dividing the value of the net assets of such Fund (i.e., the value of its total assets less total liabilities) by the total number of Shares outstanding, rounded to the nearest cent. Expenses and fees, including the management fees, are accrued daily and taken into account for purposes of determining NAV. The NAV of ach Fund is calculated by Global Fund Services and determined at the scheduled close of the regular trading session on the NYSE (ordinarily 4:00 p.m., Eastern Time) on each day that the NYSE is open, provided that fixed-income assets may be valued as of the announced closing time for trading in fixed-income instruments on any day that the Securities Industry and Financial Markets Association (“SIFMA”) announces an early closing time.

In calculating each Fund’s NAV per Share, such Fund’s investments are generally valued using market valuations. A market valuation generally means a valuation (i) obtained from an exchange, a pricing service, or a major market maker (or dealer), (ii) based on a price quotation or other equivalent indication of value supplied by an exchange, a pricing service, or a major market maker (or dealer) or (iii) based on amortized cost. In the case of shares of other funds that are not traded on an exchange, a market valuation means such fund’s published NAV per share. The Funds may use various pricing services, or discontinue the use of any pricing service, as approved by the Adviser from time to time. A price obtained from a pricing service based on such pricing service’s valuation matrix may be considered a market valuation. Any assets or liabilities denominated in currencies other than the U.S. dollar are converted into U.S. dollars at the current market rates on the date of valuation as quoted by one or more sources. For assets traded on an exchange, the Fund may value investments using market valuations. A market valuation generally means a valuation (1) obtained from an exchange, a pricing service, or a major market maker (or dealer), (2) based on a price quotation or other equivalent indication of value supplied by an exchange, a pricing service, or a major market maker (or dealer) or (3) based on amortized cost. In the case of shares of other funds that are not traded on an exchange, a market valuation means such fund’s published NAV per share.

When market prices are not “readily available” or are deemed to be unreliable, consistent with Rule 2a-5 under the 1940 Act, the Trust and the Adviser have adopted procedures and methodologies wherein the Adviser, serving as the Fund’s Valuation Designee (as defined in Rule 2a-5), determines the fair value of Fund investments.

DIVIDENDS AND DISTRIBUTIONS

The following information supplements and should be read in conjunction with the section in the Prospectus entitled “Dividends, Distributions, and Taxes.”

General Policies. Each Fund intends to pay out dividends and interest income, if any, weekly, and distribute any net realized capital gains to its shareholders at least annually.

Each Fund will declare and pay income and capital gain distributions, if any, in cash. Distributions of net realized capital gains, if any, generally are declared and paid once a year, but the Fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended, (the “Code”), in all events in a manner consistent with the provisions of the 1940 Act.

Dividends and other distributions on Shares are distributed, as described below, on a pro rata basis to Beneficial Owners of such Shares. Dividend payments are made through DTC Participants and Indirect Participants to Beneficial Owners then of record with proceeds received from the Trust.

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Each Fund makes additional distributions to the extent necessary (1) to distribute the entire annual taxable income of the Fund, plus any net capital gains and (2) to avoid imposition of the excise tax imposed by Section 4982 of the Code. Management of the Trust reserves the right to declare special dividends if, in its reasonable discretion, such action is necessary or advisable to preserve the Fund’s eligibility for treatment as a regulated investment company (“RIC”) or to avoid imposition of income or excise taxes on undistributed income at the Fund level.

Dividend Reinvestment Service. The Trust will not make the DTC book-entry dividend reinvestment service available for use by Beneficial Owners for reinvestment of their cash proceeds, but certain individual broker-dealers may make available the DTC book-entry Dividend Reinvestment Service for use by Beneficial Owners of the applicable Fund through DTC Participants for reinvestment of their dividend distributions. Investors should contact their brokers to ascertain the availability and description of these services. Beneficial Owners should be aware that each broker may require investors to adhere to specific procedures and timetables to participate in the dividend reinvestment service and investors should ascertain from their brokers such necessary details. If this service is available and used, dividend distributions of both income and realized gains will be automatically reinvested in additional whole Shares of the applicable Fund issued by the Trust of such Fund at NAV per Share. Distributions reinvested in additional Shares will nevertheless be taxable to Beneficial Owners acquiring such additional Shares to the same extent as if such distributions had been received in cash.

FEDERAL INCOME TAXES

The following is only a summary of certain U.S. federal income tax considerations generally affecting the Funds and their respective shareholders that supplements the discussion in the Prospectus. No attempt is made to present a comprehensive explanation of the federal, state, local or foreign tax treatment of the Funds or their respective shareholders, and the discussion here and in the Prospectus is not intended to be a substitute for careful tax planning.

The following general discussion of certain U.S. federal income tax consequences is based on provisions of the Code and the regulations issued thereunder as in effect on the date of this SAI. New legislation, as well as administrative changes or court decisions, may significantly change the conclusions expressed herein, and may have a retroactive effect with respect to the transactions contemplated herein.

The tax legislation commonly referred to as the Tax Cuts and Jobs Act (the “Tax Act”) made significant changes to the U.S. federal income tax rules for taxation of individuals and corporations, generally effective for taxable years beginning after December 31, 2017. Many of the changes applicable to individuals are temporary and would apply only to taxable years before January 1, 2026. There were only minor changes with respect to the specific rules applicable to RICs, such as the Funds. The Tax Act, however, also made numerous other changes to the tax rules that may affect shareholders and the Funds. Subsequent legislation has modified certain changes to the U.S. federal income tax rules made by the Tax Act which may, in addition, affect shareholders and the Funds. You are urged to consult with your own tax advisor regarding how this legislation affects your investment in a Fund.

Shareholders are urged to consult their own tax advisers regarding the application of the provisions of tax law described in this SAI in light of the particular tax situations of the shareholders and regarding specific questions as to federal, state, local, or foreign taxes.

Taxation of the Funds. Each Fund will elect and intends to qualify each year to be treated as a RIC under the Code. As such, each Fund should not be subject to federal income taxes on its net investment income and capital gains, if any, to the extent that it timely distributes such income and capital gains to its shareholders. Generally, to be taxed as a RIC, a Fund must distribute in each taxable year at least 90% of its net investment income for the taxable year, which includes, among other items, dividends, interest, net short-term capital gain and net foreign currency gain, less expenses, as well as 90% of its net tax-exempt interest income, if any (the “Distribution Requirement”) and also must meet several additional requirements. Among these requirements are the following: (i) at least 90% of the Fund’s gross income each taxable year must be derived from dividends, interest, payments with respect to certain securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, or other income derived with respect to its business of investing in such stock, securities or foreign currencies, and net income derived from interests in qualified publicly traded partnerships (the “Qualifying Income Requirement”); and (ii) at the end of each quarter of the Fund’s taxable year, the Fund’s assets must be diversified so that (a) at least 50% of the value of the Fund’s total assets is represented by cash and cash items, U.S. government securities, securities of other RICs, and other securities, with such other securities limited, in respect to any one issuer, to an amount not greater in value than 5% of the value of the Fund’s total assets and to not more than 10% of the outstanding voting securities of such issuer, and (b) not more than 25% of the value of its total assets is invested in the securities (other than U.S. government securities or securities of other RICs) of any one issuer, the securities (other than securities of other RICs) of two or more issuers which the Fund controls and which are engaged in the same, similar, or related trades or businesses, or the securities of one or more qualified publicly traded partnerships (the “Diversification Requirement”).

For purposes of the Diversification Requirement, exchange-traded options on a single security are, and listed over the counter options on a single security very likely are, treated as issued by the issuer of the underlying security, and not by the exchange or clearing house which legally issues the option. Thus, such options on a single security are treated as issued by a single issuer. The Funds will attempt to ensure that the value of options they hold is never 25% of the total value of Fund assets at the close of any quarter, to avoid violation of the Diversification Requirement. The constraints of the Diversification Requirement may cause a Fund to dispose of options more frequently than the Fund would otherwise prefer. There is no assurance that the Fund will be able to satisfy the Diversification Requirement. In some cases, identification of the issuer (or issuers) is uncertain under current law, and an adverse determination or future guidance by the IRS with respect to issuer identification for a particular type of investment may adversely affect the Fund’s ability to meet the Diversification Test.

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To the extent a Fund makes investments that may generate income that is not qualifying income, including certain derivatives, such Fund will seek to restrict the resulting income from such investments so that the Fund’s non-qualifying income does not exceed 10% of its gross income.

Although each Fund intends to distribute substantially all of its net investment income and may distribute its capital gains for any taxable year, a Fund will be subject to federal income taxation to the extent any such income or gains are not distributed. Each Fund is treated as a separate corporation for federal income tax purposes. Each Fund therefore is considered to be a separate entity in determining its treatment under the rules for RICs described herein. The requirements (other than certain organizational requirements) for qualifying RIC status are determined at the Fund level rather than at the Trust level.

If a Fund fails to satisfy the Qualifying Income Requirement or the Diversification Requirement in any taxable year, the Fund may be eligible for relief provisions if the failures are due to reasonable cause and not willful neglect and if a penalty tax is paid with respect to each failure to satisfy the applicable requirements. Additionally, relief is provided for certain de minimis failures of the Diversification Requirement where a Fund corrects the failure within a specified period of time. To be eligible for the relief provisions with respect to a failure to meet the Diversification Requirement, a Fund may be required to dispose of certain assets. If these relief provisions were not available to a Fund and it were to fail to qualify for treatment as a RIC for a taxable year, all of its taxable income would be subject to tax at regular corporate rates without any deduction for distributions to shareholders, and its distributions (including capital gains distributions) generally would be taxable to the shareholders of the applicable Fund as ordinary income dividends, subject to the dividends received deduction for corporate shareholders and the lower tax rates on qualified dividend income received by noncorporate shareholders, subject to certain limitations. To requalify for treatment as a RIC in a subsequent taxable year, the Fund would be required to satisfy the RIC qualification requirements for that year and to distribute any earnings and profits from any year in which the Fund failed to qualify for tax treatment as a RIC. If the Fund failed to qualify as a RIC for a period greater than two taxable years, it would generally be required to pay a fund-level tax on certain net built in gains recognized with respect to certain of its assets upon disposition of such assets within five years of qualifying as a RIC in a subsequent year. The Board reserves the right not to maintain the qualification of a Fund for treatment as a RIC if it determines such course of action to be beneficial to shareholders. If a Fund determines that it will not qualify as a RIC, the Fund will establish procedures to reflect the anticipated tax liability in such Fund’s NAV.

As of the fiscal years ended October 31, 2025, the Funds have not elected to defer late-year losses. As of the fiscal years ended October 31, 2025, the following Funds had long-term and short-term capital loss carryovers, which do not expire..

	Long-Term Capital	Short-Term Capital
	Loss Carryovers	Loss Carryovers
MRNY ETF	$—	$(61,228,981)
MSFO ETF	$—	$—
NFLY ETF	$—	$—
NVDY ETF	$—	$—
PYPY ETF	$(4,512)	$(11,901,158)
SNOY ETF	$—	$—
XYZY ETF	$(10,884)	$(14,710,602)
TSLY ETF	$—	$—
XOMO ETF	$—	$(2,115,362)

Each Fund may elect to treat part or all of any “qualified late year loss” as if it had been incurred in the succeeding taxable year in determining the Fund’s taxable income, net capital gain, net short-term capital gain, and earnings and profits. The effect of this election is to treat any such “qualified late year loss” as if it had been incurred in the succeeding taxable year in characterizing Fund distributions for any calendar year. A “qualified late year loss” generally includes net capital loss, net long-term capital loss, or net short-term capital loss incurred after October 31 of the current taxable year, subject to special rules in the event the Fund makes an election under Section 4982(e)(4) of the Code, (commonly referred to as “post-October losses”), and certain other late-year losses.

Capital losses in excess of capital gains (“net capital losses”) are not permitted to be deducted against a RIC’s net investment income. Instead, for U.S. federal income tax purposes, potentially subject to certain limitations, the Fund may carry a net capital loss from any taxable year forward indefinitely to offset its capital gains, if any, in years following the year of the loss. To the extent subsequent capital gains are offset by such losses, they will not result in U.S. federal income tax liability to the Fund and may not be distributed as capital gains to its shareholders. Generally, the Fund may not carry forward any losses other than net capital losses. The carryover of capital losses may be limited under the general loss limitation rules if the Fund experiences an ownership change as defined in the Code.

Each Fund will be subject to a nondeductible 4% federal excise tax on certain undistributed income if it does not distribute to its shareholders in each calendar year an amount at least equal to 98% of its ordinary income for the calendar year plus 98.2% of its capital gain net income for either the one-year period ending on October 31 of that year, or, if the Fund makes an election under Section 4982(e)(4) of the Code, the Fund’s fiscal year, subject to an increase for any shortfall in the prior year’s distribution. Each Fund intends to declare and distribute dividends and distributions in the amounts and at the times necessary to avoid the application of the excise tax, but can make no assurances that all such tax liability will be eliminated.

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Each Fund intends to distribute substantially all of its net investment income and net capital gain to shareholders for each taxable year. If a Fund meets the Distribution Requirement but retains some or all of its income or gains, it will be subject to federal income tax at regular corporate rates to the extent any such income or gains are not distributed. The Fund may elect to designate certain amounts retained as undistributed net capital gain as deemed distributions in a notice to its shareholders, who (i) will be required to include in income for U.S. federal income tax purposes, as long-term capital gain, their proportionate shares of the undistributed amount so designated, (ii) will be entitled to credit their proportionate shares of the income tax paid by the Fund on that undistributed amount against their federal income tax liabilities and to claim refunds to the extent such credits exceed their tax liabilities, and (iii) will be entitled to increase their tax basis, for federal income tax purposes, in their Shares by an amount equal to the excess of the amount of undistributed net capital gain included in their respective income over their respective income tax credits.

Taxation of Shareholders – Distributions. Each Fund intends to distribute to its shareholders substantially all of its investment company taxable income (computed without regard to the deduction for dividends paid), its net tax-exempt income, if any, and any net capital gain (net long-term capital gains in excess of net short-term capital losses, taking into account any capital loss carryforwards). The distribution of investment company taxable income (as so computed) and net capital gain will be taxable to Fund shareholders regardless of whether the shareholders receive these distributions in cash or reinvests them in additional Shares.

Each Fund (or your broker) will report to shareholders annually the amounts of dividends paid from ordinary income, the amount of distributions of net capital gain, the portion of dividends which may qualify for the dividends received deduction for corporate shareholders, and the portion of dividends which may qualify for treatment as qualified dividend income, which is taxable to non-corporate shareholders at long-term capital gain rates.

Distributions from a Fund’s net capital gain will be taxable to shareholders at long-term capital gains rates, regardless of how long shareholders have held their Shares. Distributions may be subject to state and local taxes.

Qualified dividend income includes, in general, subject to certain holding period and other requirements, dividend income from taxable domestic corporations and certain “qualified foreign corporations.” Given the investment strategy of the Fund, shareholders should not expect any qualified dividend income.

Although dividends generally will be treated as distributed when paid, any dividend declared by a Fund in October, November or December and payable to shareholders of record in such a month that is paid during the following January will be treated for U.S. federal income tax purposes as received by shareholders on December 31 of the calendar year in which it was declared.

In addition to the federal income tax, certain individuals, trusts and estates may be subject to a Net Investment Income (“NII”) tax of 3.8%. The NII tax is imposed on the lesser of: (i) a taxpayer’s investment income, net of deductions properly allocable to such income; or (ii) the amount by which such taxpayer’s modified adjusted gross income exceeds certain thresholds ($250,000 for married individuals filing jointly, $200,000 for unmarried individuals and $125,000 for married individuals filing separately). Each Fund’s distributions are includable in a shareholder’s investment income for purposes of this NII tax. In addition, any capital gain realized by a shareholder upon a sale or redemption of Fund shares is includable in such shareholder’s investment income for purposes of this NII tax.

Shareholders who have not held Shares for a full year should be aware that the Funds may report and distribute, as ordinary dividends or capital gain dividends, a percentage of income that is not equal to the percentage of such Fund’s ordinary income or net capital gain, respectively, actually earned during the applicable shareholder’s period of investment in the Fund. A taxable shareholder may wish to avoid investing in a Fund shortly before a dividend or other distribution, because the distribution will generally be taxable to the shareholder even though it may economically represent a return of a portion of the shareholder’s investment.

If a Fund’s distributions exceed its earnings and profits, all or a portion of the distributions made for a taxable year may be recharacterized as a return of capital to shareholders. A return of capital distribution will generally not be taxable, but will reduce each shareholder’s cost basis in the Fund and result in a higher capital gain or lower capital loss when the Shares on which the distribution was received are sold. After a shareholder’s basis in the Shares has been reduced to zero, distributions in excess of earnings and profits will be treated as gain from the sale of the shareholder’s Shares.

Taxation of Shareholders – Sale of Shares. A sale or redemption of Shares may give rise to a gain or loss. In general, any gain or loss realized upon a taxable disposition of Shares will be treated as long-term capital gain or loss if Shares have been held for more than 12 months. Otherwise, the gain or loss on the taxable disposition of Shares will generally be treated as short-term capital gain or loss. Any loss realized upon a taxable disposition of Shares held for six months or less will be treated as long-term capital loss, rather than short-term capital loss, to the extent of any amounts treated as distributions to the shareholder of long-term capital gain with respect to such Shares (including any amounts credited to the shareholder as undistributed capital gains). All or a portion of any loss realized upon a taxable disposition of Shares may be disallowed if substantially identical Shares are acquired (through the reinvestment of dividends or otherwise) within a 61-day period beginning 30 days before and ending 30 days after the disposition. In such a case, the basis of the newly acquired Shares will be adjusted to reflect the disallowed loss.

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The cost basis of Shares acquired by purchase will generally be based on the amount paid for Shares and then may be subsequently adjusted for other applicable transactions as required by the Code. The difference between the selling price and the cost basis of Shares generally determines the amount of the capital gain or loss realized on the sale of Shares. Contact the broker through whom you purchased your Shares to obtain information with respect to the available cost basis reporting methods and elections for your account.

An Authorized Participant who exchanges securities for Creation Units generally will recognize a gain or a loss. The gain or loss will be equal to the difference between the market value of the Creation Units at the time and the sum of the exchanger’s aggregate basis in the securities surrendered plus the amount of cash paid for such Creation Units. A person who redeems Creation Units will generally recognize a gain or loss equal to the difference between the exchanger’s basis in the Creation Units and the sum of the aggregate market value of any securities received plus the amount of any cash received for such Creation Units. The Internal Revenue Service (“IRS”), however, may assert that a loss realized upon an exchange of securities for Creation Units cannot currently be deducted under the rules governing “wash sales” (for a person who does not mark-to-market its portfolio) or on the basis that there has been no significant change in economic position.

Any capital gain or loss realized upon the creation of Creation Units will generally be treated as long-term capital gain or loss if the securities exchanged for such Creation Units have been held for more than one year. Any capital gain or loss realized upon the redemption of Creation Units will generally be treated as long-term capital gain or loss if the Shares composing the Creation Units have been held for more than one year. Otherwise, such capital gains or losses will generally be treated as short-term capital gains or losses. Any loss upon a redemption of Creation Units held for six months or less may be treated as long-term capital loss to the extent of any amounts treated as distributions to the applicable Authorized Participant of long-term capital gain with respect to the Creation Units (including any amounts credited to the Authorized Participant as undistributed capital gains).

The Trust, on behalf of each Fund, has the right to reject an order for Creation Units if the purchaser (or a group of purchasers) would, upon obtaining the Creation Units so ordered, own 80% or more of the outstanding Shares and if, pursuant to Section 351 of the Code, the Fund would have a basis in the deposit securities different from the market value of such securities on the date of deposit. The Trust also has the right to require the provision of information necessary to determine beneficial Share ownership for purposes of the 80% determination. If the Fund does issue Creation Units to a purchaser (or a group of purchasers) that would, upon obtaining the Creation Units so ordered, own 80% or more of the outstanding Shares, the purchaser (or a group of purchasers) will not recognize gain or loss upon the exchange of securities for Creation Units.

Persons purchasing or redeeming Creation Units should consult their own tax advisers with respect to the tax treatment of any creation or redemption transaction and whether the wash sales rule applies and when a loss may be deductible.

Taxation of Fund Investments. Certain of each Fund’s investments may be subject to complex provisions of the Code (including provisions relating to hedging transactions, straddles, integrated transactions, foreign currency contracts, forward foreign currency contracts, and notional principal contracts) that, among other things, may affect the Fund’s ability to qualify as a RIC, affect the character of gains and losses realized by the Fund (e.g., may affect whether gains or losses are ordinary or capital), accelerate recognition of income to the Fund and defer losses. These rules could therefore affect the character, amount and timing of distributions to shareholders. These provisions also may require a Fund to mark to market certain types of positions in its portfolio (i.e., treat them as if they were closed out) which may cause a Fund to recognize income without the Fund receiving cash with which to make distributions in amounts sufficient to enable the Fund to satisfy the RIC distribution requirements for avoiding fund-level income and excise taxes. Each Fund intends to monitor its transactions, intends to make appropriate tax elections, and intends to make appropriate entries in its books and records to mitigate the effect of these rules and preserve its qualification for treatment as a RIC. To the extent a Fund invests in an underlying fund that is taxable as a RIC, the rules applicable to the tax treatment of complex securities will also apply to the underlying funds that also invest in such complex securities and investments. In addition, because the tax rules applicable to such instruments may be uncertain under current law, an adverse determination or future IRS guidance with respect to these rules (which determination or guidance could be retroactive) may affect whether the Fund has made sufficient distributions and otherwise satisfied the relevant requirements to maintain its qualification as a RIC and avoid a Fund-level tax.

Backup Withholding. Each Fund will be required in certain cases to withhold (as “backup withholding”) on amounts payable to any shareholder who (1) fails to provide a correct taxpayer identification number certified under penalty of perjury; (2) is subject to backup withholding by the IRS for failure to properly report all payments of interest or dividends; (3) fails to provide a certified statement that they are not subject to “backup withholding;” or (4) fails to provide a certified statement that they are a U.S. person (including a U.S. resident alien). The backup withholding rate is at a rate set under Section 3406 of the Code. Backup withholding is not an additional tax and any amounts withheld may be credited against the shareholder’s ultimate U.S. federal income tax liability. Backup withholding will not be applied to payments that have been subject to the 30% withholding tax on shareholders who are neither citizens nor permanent residents of the United States.

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Non-U.S. Shareholders. Any non-U.S. investors in a Fund may be subject to U.S. withholding and estate tax and are encouraged to consult their tax advisors prior to investing in the Fund. Foreign shareholders (i.e., nonresident alien individuals and foreign corporations, partnerships, trusts and estates) are generally subject to a U.S. withholding tax at the rate of 30% (or a lower tax treaty rate) on distributions derived from taxable ordinary income. A Fund may, under certain circumstances, report all or a portion of a dividend as an “interest-related dividend” or a “short-term capital gain dividend,” which would generally be exempt from this 30% U.S. withholding tax, provided certain other requirements are met. Short-term capital gain dividends received by a nonresident alien individual who is present in the U.S. for a period or periods aggregating 183 days or more during the taxable year are not exempt from this 30% withholding tax. Gains realized by foreign shareholders from the sale or other disposition of Shares generally are not subject to U.S. taxation, unless the recipient is an individual who is physically present in the U.S. for 183 days or more per year (based on a formula that factors in presence in the U.S. during the two preceding years as well). Foreign shareholders who fail to provide an applicable IRS form may be subject to backup withholding on certain payments from the Fund. Backup withholding will not be applied to payments that are subject to the 30% (or lower applicable treaty rate) withholding tax described in this paragraph. Different tax consequences may result if the foreign shareholder is engaged in a trade or business within the United States. In addition, the tax consequences to a foreign shareholder entitled to claim the benefits of a tax treaty may be different than those described above.

Under the Foreign Account Tax Compliance Act (“FATCA”), the Funds may be required to withhold a generally nonrefundable 30% tax on distributions of net investment income paid to (a) certain “foreign financial institutions” unless such foreign financial institution agrees to verify, monitor, and report to the IRS the identity of certain of its account holders, among other items (or unless such entity is otherwise deemed compliant under the terms of an intergovernmental agreement between the United States and the foreign financial institution’s country of residence), and (b) certain “non-financial foreign entities” unless such entity certifies to the Fund that it does not have any substantial U.S. owners or provides the name, address, and taxpayer identification number of each substantial U.S. owner, among other items. This FATCA withholding tax could also affect a Fund’s return on its investments in foreign securities or affect a shareholder’s return if the shareholder holds its Fund shares through a foreign intermediary. You are urged to consult your tax adviser regarding the application of this FATCA withholding tax to your investment in a Fund and the potential certification, compliance, due diligence, reporting, and withholding obligations to which you may become subject in order to avoid this withholding tax.

For foreign shareholders to qualify for an exemption from backup withholding, described above, the foreign shareholder must comply with special certification and filing requirements. Foreign shareholders in a Fund should consult their tax advisors in this regard.

Tax-Exempt Shareholders. Certain tax-exempt shareholders, including qualified pension plans, individual retirement accounts, salary deferral arrangements, 401(k) plans, and other tax-exempt entities, generally are exempt from federal income taxation, except with respect to their unrelated business taxable income (“UBTI”). Tax-exempt entities are generally not permitted to offset losses from one unrelated trade or business against the income or gain of another unrelated trade or business. Certain net losses incurred prior to January 1, 2018 are permitted to offset gain and income created by an unrelated trade or business, if otherwise available. Under current law, each Fund generally serves to block UBTI from being realized by its tax-exempt shareholders with respect to their shares of Fund income. However, notwithstanding the foregoing, tax-exempt shareholders could realize UBTI by virtue of their investment in the Funds if, for example, Shares in such Fund constitute debt-financed property in the hands of the tax-exempt shareholders within the meaning of section 514(b) of the Code. Charitable remainder trusts are subject to special rules and should consult their tax advisers. The IRS has issued guidance with respect to these issues and prospective shareholders, especially charitable remainder trusts, are strongly encouraged to consult with their tax advisers regarding these issues.

Certain Potential Tax Reporting Requirements. Under U.S. Treasury regulations, if a shareholder recognizes a loss on disposition of the Shares of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder (or certain greater amounts over a combination of years), the shareholder must file with the IRS a disclosure statement on IRS Form 8886. Direct shareholders of portfolio securities are in many cases excepted from this reporting requirement, but under current guidance, shareholders of a RIC are not excepted. Significant penalties may be imposed for the failure to comply with the reporting requirements. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer’s treatment of the loss is proper. Shareholders should consult their tax advisors to determine the applicability of these regulations in light of their individual circumstances.

Other Issues. In those states which have income tax laws, the tax treatment of the Funds and of shareholders of the Funds with respect to distributions by the Funds may differ from federal tax treatment.

FINANCIAL STATEMENTS

Financial statements and annual reports will be available after the Funds have completed a fiscal year of operations. The Funds’ audited financial statements, accompanying notes and report of the Funds’ independent registered public accounting firm appearing in the Funds’ Annual Certified Shareholder Report for the fiscal year ended October 31, 2025, are incorporated herein by reference.

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Additional information about the Funds’ investments is available in the Funds’ annual and semi-annual reports to shareholders and in Form N-CSR. In the Funds’ annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds’ performance during the last fiscal year. In Form N-CSR, you will find the Funds’ annual and semi-annual financial statements. You may request a copy of each Fund’s annual Certified Shareholder Report at no charge by calling (866) 864-3968 or through the Funds’ website at www.yieldmaxetfs.com.

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TIDAL TRUST II

PART C: OTHER INFORMATION

Item 28. Exhibits

Exhibit No.	Description of Exhibit
(i)	Certificate of Trust of Tidal Trust II (formerly, Tidal ETF Trust II) (the “Trust” or the “Registrant”), previously filed with the Trusts registration statement on Form N-1A on April 26, 2022, is hereby incorporated by reference.
(ii)	Certificate of Amendment to Certificate of Trust, previously filed with Post-Effective Amendment No. 28 on Form N-1A on November 14, 2022 and is incorporated herein by reference.
(iii)	Registrant’s Third Amended and Restated Declaration of Trust, previously filed with Post-Effective Amendment No. 135 on Form N-1A on November 20, 2023 and is incorporated herein by reference.
(iv)		Organizational Documents for Return Stacked® Cayman Subsidiary (for the Return Stacked® Bonds & Managed Futures ETF).
	(1)	Investment Advisory Agreement, previously filed with Post-Effective Amendment No. 56 on Form N-1A on February 6, 2023 and is incorporated herein by reference.
	(2)	Subsidiary Futures Trading Advisory Agreement, previously filed with Post-Effective Amendment No. 131 on Form N-1A on October 25, 2023 and is incorporated herein by reference.
	(3)	Memorandum and Articles of Association, previously filed with Post-Effective Amendment No. 56 on Form N-1A on February 6, 2023 and is incorporated herein by reference.
	(4)	Certificate of Incorporation, previously filed with Post-Effective Amendment No. 56 on Form N-1A on February 6, 2023 and is incorporated herein by reference.
	(5)	Tax Undertaking, previously filed with Post-Effective Amendment No. 56 on Form N-1A on February 6, 2023 and is incorporated herein by reference.
	(6)	Private Investment Company Custodian Agreement, previously filed with Post-Effective Amendment No. 56 on Form N-1A on February 6, 2023 and is incorporated herein by reference.
(v)		Organizational Documents for Newfound RSST Cayman Subsidiary (for the Return Stacked® U.S. Stocks & Managed Futures ETF).
	(1)	Investment Advisory Agreement, previously filed with Post-Effective Amendment No. 118 on Form N-1A on August 29, 2023 and is incorporated herein by reference.
	(2)	Subsidiary Futures Trading Advisory Agreement, previously filed with Post-Effective Amendment No. 118 on Form N-1A on August 29, 2023 and is incorporated herein by reference.
	(3)	Memorandum and Articles of Association, previously filed with Post-Effective Amendment No. 118 on Form N-1A on August 29, 2023 and is incorporated herein by reference.
	(4)	Certificate of Incorporation, previously filed with Post-Effective Amendment No. 118 on Form N-1A on August 29, 2023 and is incorporated herein by reference.
	(5)	Tax Undertaking, previously filed with Post-Effective Amendment No. 118 on Form N-1A on August 29, 2023 and is incorporated herein by reference.
	(6)	Private Investment Company Custodian Agreement, previously filed with Post-Effective Amendment No. 118 on Form N-1A on August 29, 2023 and is incorporated herein by reference.
(vi)		Organizational Documents for Newfound RSBY Cayman Subsidiary (for Return Stacked® Bonds & Futures Yield ETF)
	(1)	Investment Advisory Agreement, previously filed with Post-Effective Amendment No. 204 on Form N-1A on April 19, 2024 and is incorporated herein by reference.
	(2)	Subsidiary Futures Trading Advisory Agreement, previously filed with Post-Effective Amendment No. 204 on Form N-1A on April 19, 2024 and is incorporated herein by reference.
	(3)	Memorandum and Articles of Association, previously filed with Post-Effective Amendment No. 204 on Form N-1A on April 19, 2024 and is incorporated herein by reference.
	(4)	Certificate of Incorporation, previously filed with Post-Effective Amendment No. 204 on Form N-1A on April 19, 2024 and is incorporated herein by reference.
	(5)	Tax Undertaking, previously filed with Post-Effective Amendment No. 204 on Form N-1A on April 19, 2024 and is incorporated herein by reference.
	(6)	Private Investment Company Custodian Agreement, previously filed with Post-Effective Amendment No. 204 on Form N-1A on April 19, 2024 and is incorporated herein by reference.
(vii)		Organizational Documents for Cambria-Chesapeake Cayman Subsidiary (for Cambria Chesapeake Pure Trend ETF)
	(1)	Investment Advisory Agreement, previously filed with Post-Effective Amendment No. 213 on Form N-1A on May 21, 2024 and is incorporated herein by reference.
	(2)	Subsidiary Futures Trading Advisory Agreement, previously filed with Post-Effective Amendment No. 213 on Form N-1A on May 21, 2024 and is incorporated herein by reference.

	(3)	Memorandum and Articles of Association, previously filed with Post-Effective Amendment No. 213 on Form N-1A on May 21, 2024 and is incorporated herein by reference.
	(4)	Certificate of Incorporation, previously filed with Post-Effective Amendment No. 213 on Form N-1A on May 21, 2024 and is incorporated herein by reference.
	(5)	Tax Undertaking, previously filed with Post-Effective Amendment No. 213 on Form N-1A on May 21, 2024 and is incorporated herein by reference.
	(6)	Private Investment Company Custodian Agreement, previously filed with Post-Effective Amendment No. 216 on Form N-1A on May 22, 2024 and is incorporated herein by reference.
(viii)		Organizational Documents for Quantify Chaos Cayman Subsidiary (for STKd 100% Bitcoin & 100% Gold ETF)
	(1)	Investment Advisory Agreement, previously filed with Post-Effective Amendment No. 264 on Form N-1A on September 23, 2024 and is incorporated herein by reference.
	(2)	Subsidiary Sub-Advisory Agreement, previously filed with Post-Effective Amendment No. 264 on Form N-1A on September 23, 2024 and is incorporated herein by reference.
	(3)	Memorandum and Articles of Association, previously filed with Post-Effective Amendment No. 264 on Form N-1A on September 23, 2024 and is incorporated herein by reference.
	(4)	Certificate of Incorporation, previously filed with Post-Effective Amendment No. 264 on Form N-1A on September 23, 2024 and is incorporated herein by reference.
	(5)	Tax Undertaking, previously filed with Post-Effective Amendment No. 264 on Form N-1A on September 23, 2024 and is incorporated herein by reference.
	(6)	Private Investment Company Custodian Agreement, previously filed with Post-Effective Amendment No. 264 on Form N-1A on September 23, 2024 and is incorporated herein by reference.
(ix)		Organizational Documents for Return Stacked RSSX Cayman Subsidiary (for Return Stacked® U.S. Stocks & Gold/Bitcoin ETF)
	(1)	Investment Advisory Agreement, previously filed with Post-Effective Amendment No. 342 on Form N-1A on April 25, 2025 and is incorporated herein by reference.
	(2)	Subsidiary Futures Trading Advisory Agreement, previously filed with Post-Effective Amendment No. 342 on Form N-1A on April 25, 2025 and is incorporated herein by reference.
	(3)	Memorandum and Articles of Association, previously filed with Post-Effective Amendment No. 342 on Form N-1A on April 25, 2025 and is incorporated herein by reference.
	(4)	Certificate of Incorporation, previously filed with Post-Effective Amendment No. 342 on Form N-1A on April 25, 2025 and is incorporated herein by reference.
	(5)	Tax Undertaking, previously filed with Post-Effective Amendment No. 342 on Form N-1A on April 25, 2025 and is incorporated herein by reference.
	(6)	Private Investment Company Custodian Agreement, previously filed with Post-Effective Amendment No. 342 on Form N-1A on April 25, 2025 and is incorporated herein by reference.
(x)		Organizational Documents for Nicholas Crypto Income Cayman Subsidiary (for Nicholas Crypto Income ETF)
	(1)	Investment Advisory Agreement, previously filed with Post-Effective Amendment No. 363 on Form N-1A on June 10, 2025 and is incorporated herein by reference.
	(2)	Subsidiary Sub-Advisory Agreement, previously filed with Post-Effective Amendment No. 363 on Form N-1A on June 10, 2025 and is incorporated herein by reference.
	(3)	Memorandum and Articles of Association, previously filed with Post-Effective Amendment No. 363 on Form N-1A on June 10, 2025 and is incorporated herein by reference.
	(4)	Certificate of Incorporation, previously filed with Post-Effective Amendment No. 363 on Form N-1A on June 10, 2025 and is incorporated herein by reference.
	(5)	Tax Undertaking, previously filed with Post-Effective Amendment No. 363 on Form N-1A on June 10, 2025 and is incorporated herein by reference.
	(6)	Private Investment Company Custodian Agreement, previously filed with Post-Effective Amendment No. 363 on Form N-1A on June 10, 2025 and is incorporated herein by reference.
(xi)		Organizational Documents for Defiance Enhanced Long Vol Cayman Subsidiary (for Defiance Enhanced Long Vol ETF)
	(1)	Investment Advisory Agreement, previously filed with Post-Effective Amendment No. 391 on Form N-1A on August 4, 2025 and is incorporated herein by reference.
	(2)	Memorandum and Articles of Association, previously filed with Post-Effective Amendment No. 391 on Form N-1A on August 4, 2025 and is incorporated herein by reference.
	(3)	Certificate of Incorporation, previously filed with Post-Effective Amendment No. 391 on Form N-1A on August 4, 2025 and is incorporated herein by reference.
	(4)	Tax Undertaking, previously filed with Post-Effective Amendment No. 391 on Form N-1A on August 4, 2025 and is incorporated herein by reference.
	(5)	Private Investment Company Custodian Agreement, previously filed with Post-Effective Amendment No. 391 on Form N-1A on August 4, 2025 and is incorporated herein by reference.
(xii)	Organizational Documents for Cayman Subsidiary (Defiance Vol Carry Hedged ETF) – to be filed by amendment.

(xiii)	Organizational Documents for Quantify Chaos Cayman Subsidiary (for IncomeSTKd 1X US Stocks & 1X Bitcoin Premium ETF)
	(1)	Investment Advisory Agreement, previously filed with Post-Effective Amendment No. 514 on Form N-1A on January 16, 2026 and is incorporated herein by reference.
	(2)	Subsidiary Sub-Advisory Agreement (Quantify), previously filed with Post-Effective Amendment No. 514 on Form N-1A on January 16, 2026 and is incorporated herein by reference.
	(3)	Subsidiary Sub-Advisory Agreement (Convexitas), previously filed with Post-Effective Amendment No. 514 on Form N-1A on January 16, 2026 and is incorporated herein by reference.
	(4)	Memorandum and Articles of Association, previously filed with Post-Effective Amendment No. 514 on Form N-1A on January 16, 2026 and is incorporated herein by reference.
	(5)	Certificate of Incorporation, previously filed with Post-Effective Amendment No. 514 on Form N-1A on January 16, 2026 and is incorporated herein by reference.
	(6)	Tax Undertaking, previously filed with Post-Effective Amendment No. 514 on Form N-1A on January 16, 2026 and is incorporated herein by reference.
	(7)	Private Investment Company Custodian Agreement, previously filed with Post-Effective Amendment No. 514 on Form N-1A on January 16, 2026 and is incorporated herein by reference.
(xiv)	Organizational Documents for Quantify Chaos Cayman Subsidiary (for IncomeSTKd 1X Bitcoin & 1X Gold Premium ETF)
	(1)	Investment Advisory Agreement, previously filed with Post-Effective Amendment No. 514 on Form N-1A on January 16, 2026 and is incorporated herein by reference.
	(2)	Subsidiary Sub-Advisory Agreement (Quantify), previously filed with Post-Effective Amendment No. 514 on Form N-1A on January 16, 2026 and is incorporated herein by reference.
	(3)	Subsidiary Sub-Advisory Agreement (Convexitas), previously filed with Post-Effective Amendment No. 514 on Form N-1A on January 16, 2026 and is incorporated herein by reference.
	(4)	Memorandum and Articles of Association, previously filed with Post-Effective Amendment No. 514 on Form N-1A on January 16, 2026 and is incorporated herein by reference.
	(5)	Certificate of Incorporation, previously filed with Post-Effective Amendment No. 514 on Form N-1A on January 16, 2026 and is incorporated herein by reference.
	(6)	Tax Undertaking, previously filed with Post-Effective Amendment No. 514 on Form N-1A on January 16, 2026 and is incorporated herein by reference.
	(7)	Private Investment Company Custodian Agreement, previously filed with Post-Effective Amendment No. 514 on Form N-1A on January 16, 2026 and is incorporated herein by reference.
(xv)	Organizational Documents for Quantify Chaos Cayman Subsidiary (for Quantify 2X Daily Alt Season Crypto ETF)
	(1)	Investment Advisory Agreement, previously filed with Post-Effective Amendment No. 505 on Form N-1A on January 2, 2026 and is incorporated herein by reference.
	(2)	Subsidiary Sub-Advisory Agreement, previously filed with Post-Effective Amendment No. 505 on Form N-1A on January 2, 2026 and is incorporated herein by reference.
	(3)	Memorandum and Articles of Association, previously filed with Post-Effective Amendment No. 505 on Form N-1A on January 2, 2026 and is incorporated herein by reference.
	(4)	Certificate of Incorporation, previously filed with Post-Effective Amendment No. 505 on Form N-1A on January 2, 2026 and is incorporated herein by reference.
	(5)	Tax Undertaking, previously filed with Post-Effective Amendment No. 505 on Form N-1A on January 2, 2026 and is incorporated herein by reference.
	(6)	Private Investment Company Custodian Agreement, previously filed with Post-Effective Amendment No. 505 on Form N-1A on January 2, 2026 and is incorporated herein by reference.
(xvi)		Organizational Documents for Nicholas Gold Income Cayman Subsidiary (for Nicholas Gold Income ETF)
	(1)	Investment Advisory Agreement, previously filed with Post-Effective Amendment No. 522 on Form N-1A on February 4, 2026 and is incorporated herein by reference.
	(2)	Memorandum and Articles of Association, previously filed with Post-Effective Amendment No. 522 on Form N-1A on February 4, 2026 and is incorporated herein by reference.
	(3)	Certificate of Incorporation, previously filed with Post-Effective Amendment No. 522 on Form N-1A on February 4, 2026 and is incorporated herein by reference.
	(4)	Tax Undertaking, previously filed with Post-Effective Amendment No. 522 on Form N-1A on February 4, 2026 and is incorporated herein by reference.
	(5)	Private Investment Company Custodian Agreement, previously filed with Post-Effective Amendment No. 522 on Form N-1A on February 4, 2026 and is incorporated herein by reference.
(xvii)		Organizational Documents for Nicholas Silver Income Cayman Subsidiary (for Nicholas Silver Income ETF)
	(1)	Investment Advisory Agreement, previously filed with Post-Effective Amendment No. 522 on Form N-1A on February 4, 2026 and is incorporated herein by reference.
	(2)	Memorandum and Articles of Association, previously filed with Post-Effective Amendment No. 522 on Form N-1A on February 4, 2026 and is incorporated herein by reference.

		(3)	Certificate of Incorporation, previously filed with Post-Effective Amendment No. 522 on Form N-1A on February 4, 2026 and is incorporated herein by reference.
		(4)	Tax Undertaking, previously filed with Post-Effective Amendment No. 522 on Form N-1A on February 4, 2026 and is incorporated herein by reference.
		(5)	Private Investment Company Custodian Agreement, previously filed with Post-Effective Amendment No. 522 on Form N-1A on February 4, 2026 and is incorporated herein by reference.
	(xviii)		Organizational Documents for Nicholas Nuclear Income Cayman Subsidiary (for Nicholas Nuclear Income ETF)
		(1)	Investment Advisory Agreement, previously filed with Post-Effective Amendment No. 522 on Form N-1A on February 4, 2026 and is incorporated herein by reference.
		(2)	Memorandum and Articles of Association, previously filed with Post-Effective Amendment No. 522 on Form N-1A on February 4, 2026 and is incorporated herein by reference.
		(3)	Certificate of Incorporation, previously filed with Post-Effective Amendment No. 522 on Form N-1A on February 4, 2026 and is incorporated herein by reference.
		(4)	Tax Undertaking, previously filed with Post-Effective Amendment No. 522 on Form N-1A on February 4, 2026 and is incorporated herein by reference.
		(5)	Private Investment Company Custodian Agreement, previously filed with Post-Effective Amendment No. 522 on Form N-1A on February 4, 2026 and is incorporated herein by reference.
	(xix)		Organizational Documents for Nicholas Defense and Rare Earth Income Cayman Subsidiary (for Nicholas Defense and Rare Earth Income ETF)
		(1)	Investment Advisory Agreement, previously filed with Post-Effective Amendment No. 522 on Form N-1A on February 4, 2026 and is incorporated herein by reference.
		(2)	Memorandum and Articles of Association, previously filed with Post-Effective Amendment No. 522 on Form N-1A on February 4, 2026 and is incorporated herein by reference.
		(3)	Certificate of Incorporation, previously filed with Post-Effective Amendment No. 522 on Form N-1A on February 4, 2026 and is incorporated herein by reference.
		(4)	Tax Undertaking, previously filed with Post-Effective Amendment No. 522 on Form N-1A on February 4, 2026 and is incorporated herein by reference.
		(5)	Private Investment Company Custodian Agreement, previously filed with Post-Effective Amendment No. 522 on Form N-1A on February 4, 2026 and is incorporated herein by reference.
	(xx)		Organizational Documents for Newfound RSSY Cayman Subsidiary (for the Return Stacked® U.S. Stocks & Futures Yield ETF).
		(1)	Investment Advisory Agreement, previously filed with Post-Effective Amendment No. 204 on Form N-1A on April 19, 2024 and is incorporated herein by reference.
		(2)	Subsidiary Futures Trading Advisory Agreement, previously filed with Post-Effective Amendment No. 204 on Form N-1A on April 19, 2024 and is incorporated herein by reference.
		(3)	Memorandum and Articles of Association, previously filed with Post-Effective Amendment No. 204 on Form N-1A on April 19, 2024 and is incorporated herein by reference.
		(4)	Certificate of Incorporation, previously filed with Post-Effective Amendment No. 204 on Form N-1A on April 19, 2024 and is incorporated herein by reference.
		(5)	Tax Undertaking, previously filed with Post-Effective Amendment No. 204 on Form N-1A on April 19, 2024 and is incorporated herein by reference.
		(6)	Private Investment Company Custodian Agreement, previously filed with Post-Effective Amendment No. 204 on Form N-1A on April 19, 2024 and is incorporated herein by reference.
	(xxi)		Organizational Documents for Quantify Absolute Income Cayman Subsidiary (for Quantify Absolute Income ETF) – to be filed by amendment.
	(b)	Registrant’s Amended and Restated By-Laws, previously filed with Post-Effective Amendment No. 513 on Form N-1A on January 13, 2026 and is incorporated herein by reference.
	(c)	Instruments Defining Rights of Security Holders - See relevant portions of Declaration of Trust and By-Laws.
(d)	(i)	Investment Advisory Agreement between the Trust (on behalf of Carbon Collective Climate Solutions U.S. Equity ETF) and Toroso Investments, LLC, previously filed with the Trusts registration statement on Form N-1A/A on July 12, 2022, is hereby incorporated by reference.
(a) First Amendment to Investment Advisory Agreement adding Carbon Collective Short Duration Green Bond ETF, previously filed with Post-Effective Amendment No. 196 on Form N-1A on April 2, 2024 and is incorporated herein by reference.
	(ii)	Investment Advisory Agreement between the Trust (on behalf of YieldMax® AAPL Option Income Strategy ETF, YieldMax® AMZN Option Income Strategy ETF, YieldMax® BRK.B Option Income Strategy ETF, YieldMax® COIN Option Income Strategy ETF, YieldMax® META Option Income Strategy ETF, YieldMax® GOOG Option Income Strategy ETF, YieldMax® NFLX Option Income Strategy ETF, YieldMax® NVDA Option Income Strategy ETF, YieldMax® XYZ Option Income Strategy ETF, YieldMax® TSLA Option Income Strategy ETF, YieldMax® ARKK Option Income Strategy ETF, YieldMax® KWEB Option Income Strategy ETF, YieldMax® GDX Option Income Strategy ETF, YieldMax® XBI Option Income Strategy ETF, and YieldMax® TLT Option Income Strategy ETF) and Tidal Investments LLC (f/k/a Toroso Investments, LLC (Toroso)), previously filed with Post-Effective Amendment No. 32 on Form N-1A on November 21, 2022 and is incorporated herein by reference.

(i) First Amendment to Investment Advisory Agreement to add the following series: YieldMax® ABNB Option Income Strategy ETF, YieldMax® AMD Option Income Strategy ETF, YieldMax® MRNA Option Income Strategy ETF, YieldMax® PYPL Option Income Strategy ETF, YieldMax® DIS Option Income Strategy ETF, YieldMax® JPM Option Income Strategy ETF, YieldMax® MSFT Option Income Strategy ETF, YieldMax® XOM Option Income Strategy ETF, previously filed with Post-Effective Amendment No. 111 on Form N-1A on August 14, 2023 and is incorporated herein by reference.
(ii) Second Amendment to Investment Advisory Agreement to add the following series: YieldMax® ADBE Option Income Strategy ETF, YieldMax® AI Option Income Strategy ETF, YieldMax® BA Option Income Strategy ETF, YieldMax® BIIB Option Income Strategy ETF, YieldMax® INTC Option Income Strategy ETF, YieldMax® NKE Option Income Strategy ETF, YieldMax® ORCL Option Income Strategy ETF, YieldMax® ROKU Option Income Strategy ETF, YieldMax® SNOW Option Income Strategy ETF, YieldMax® TGT Option Income Strategy ETF and YieldMax® ZM Option Income Strategy ETF, previously filed with Post-Effective Amendment No. 130 on Form N-1A on October 6, 2023 and is incorporated herein by reference.
(iii) Third Amendment to Investment Advisory Agreement to add the following series: YieldMax® Universe Fund of Option Income ETFs and YieldMax® Magnificent 7 Fund of Option Income ETFs, previously filed with Post-Effective Amendment No. 153 on Form N-1A on January 8, 2024 and is incorporated herein by reference.
(iv) Fourth Amendment to Investment Advisory Agreement to add the following series: YieldMax® Ultra Option Income Strategy ETF and YieldMax® MSTR Option Income Strategy ETF, previously filed with Post-Effective Amendment No. 171 on Form N-1A on February 16, 2024 and is incorporated herein by reference.
(v) Fifth Amendment to Investment Advisory Agreement to add the following series: YieldMax® TSLA Short Option Income Strategy ETF, YieldMax® Innovation Short Option Income Strategy ETF, YieldMax® NVDA Short Option Income Strategy ETF, YieldMax® COIN Short Option Income Strategy ETF, YieldMax® AAPL Short Option Income Strategy ETF and YieldMax® N100 Short Option Income Strategy ETF, previously filed with Post-Effective Amendment No. 182 on Form N-1A on March 4, 2024 and is incorporated herein by reference.
(vi) Sixth Amendment to the Investment Advisory Agreement to add the following series: YieldMax® Bitcoin Option Income Strategy ETF, previously filed with Post-Effective Amendment No. 203 on Form N-1A on April 17, 2024 and is incorporated herein by reference.
(vii) Seventh Amendment to the Investment Advisory Agreement to add the following series: YieldMax® BABA Option Income Strategy ETF, YieldMax® CVNA Option Income Strategy ETF, YieldMax® DKNG Option Income Strategy ETF, YieldMax® HOOD Option Income Strategy ETF, YieldMax® JD Option Income Strategy ETF, YieldMax® MARA Option Income Strategy ETF, YieldMax® PDD Option Income Strategy ETF, YieldMax® PLTR Option Income Strategy ETF, YieldMax® RBLX Option Income Strategy ETF, YieldMax® SHOP Option Income Strategy ETF, YieldMax® SMCI Option Income Strategy ETF, and YieldMax® TSM Option Income Strategy ETF, previously filed with Post-Effective Amendment No. 241 on Form N-1A on July 30, 2024, and is incorporated herein by reference.
(viii) Eighth Amendment to the Investment Advisory Agreement to add the following series: YieldMax® Ether Option Income Strategy ETF, previously filed with Post-Effective Amendment No. 259 on Form N-1A on September 9, 2024, and is incorporated herein by reference.
(ix) Ninth Amendment to the Investment Advisory Agreement to add the following series: YieldMax® Target 12™ Semiconductor Option Income ETF, YieldMax® Target 12™ Biotech & Pharma Option Income ETF, YieldMax® Target 12™ Energy Option Income ETF, YieldMax® Target 12™ Real Estate Option Income ETF, YieldMax® Target 12™ Tech & Innovation Option Income ETF, YieldMax® Target 12™ Big 50 Option Income ETF, YieldMax® Dorsey Wright Hybrid 5 Income ETF, YieldMax® Dorsey Wright Featured 5 Income ETF, YieldMax® AI & Tech Portfolio Option Income ETF, YieldMax® Crypto Industry & Tech Portfolio Option Income ETF, YieldMax® China Portfolio Option Income ETF, YieldMax® Semiconductor Portfolio Option Income ETF, YieldMax® Biotech & Pharma Portfolio Option Income ETF and YieldMax® Ultra Short Option Income Strategy ETF, previously filed with Post-Effective Amendment No. 277 on Form N-1A on November 8, 2024 and is incorporated herein by reference.
(x) Tenth Amendment to the Investment Advisory Agreement to add the following series: YieldMax® Nasdaq 100 0DTE Covered Call Strategy ETF, YieldMax® S&P 500 0DTE Covered Call Strategy ETF, and YieldMax® R2000 0DTE Covered Call Strategy ETF, previously filed with Post-Effective Amendment No. 307 on Form N-1A on February 4, 2025 and is incorporated herein by reference.
(xi) Eleventh Amendment to the Investment Advisory Agreement to add the following series: YieldMax® MSTR Short Option Income Strategy ETF, YieldMax® AMD Short Option Income Strategy ETF, YieldMax® AMZN Short Option Income Strategy ETF, YieldMax® MARA Short Option Income Strategy ETF, YieldMax® BITCOIN Short Option Income Strategy ETF, YieldMax® META Short Option Income Strategy ETF and YieldMax® SMCI Short Option Income Strategy ETF, previously filed with Post-Effective Amendment No. 329 on Form N-1A on March 21, 2025 and is incorporated herein by reference.
(xii) Twelfth Amendment to the Investment Advisory Agreement to add the following series: YieldMax® AI Performance & Distribution Target 25™ ETF, YieldMax® AMD Performance & Distribution Target 25™ ETF, YieldMax® AMZN Performance & Distribution Target 25™ ETF, YieldMax® COIN Performance & Distribution Target 25™ ETF, YieldMax® MARA Performance & Distribution Target 25™ ETF, YieldMax® MSTR Performance & Distribution Target 25™ ETF, YieldMax® NVDA Performance & Distribution Target 25™ ETF, YieldMax® PLTR Performance & Distribution Target 25™ ETF, YieldMax® SMCI Performance & Distribution Target 25™ ETF and YieldMax® TSLA Performance & Distribution Target 25™ ETF, previously filed with Post-Effective Amendment No. 436 on Form N-1A on March 21, 2025 and is incorporated herein by reference.

(xiii) Thirteenth Amendment to the Investment Advisory Agreement to add the following series: YieldMax® Bitcoin Performance & Distribution Target 25™ ETF –– previously filed with Post-Effective Amendment No. 443 on Form N-1A on October 10, 2025 and is incorporated herein by reference.
(xiv) Fourteenth Amendment to the Investment Advisory Agreement to add the following series: YieldMax® AFRM Option Income Strategy ETF, YieldMax® APP Option Income Strategy ETF, YieldMax® ARM Option Income Strategy ETF, YieldMax® AVGO Option Income Strategy ETF, YieldMax® CRWD Option Income Strategy ETF, YieldMax® GME Option Income Strategy ETF, YieldMax® HIMS Option Income Strategy ETF, YieldMax® IONQ Option Income Strategy ETF, YieldMax® LLY Option Income Strategy ETF, YieldMax® RDDT Option Income Strategy ETF, YieldMax® SPOT Option Income Strategy ETF and YieldMax® UBER Option Income Strategy ETF, previously filed with Post-Effective Amendment No. 413 on Form N-1A on August 26, 2025, is hereby incorporated by reference.
(xv) Fifteenth Amendment to the Investment Advisory Agreement to add the following series: YieldMax® CRCL Option Income Strategy ETF, YieldMax® CRWV Option Income Strategy ETF, YieldMax® GLXY Option Income Strategy ETF and YieldMax® U.S Stocks Target Double Distribution ETF, previously filed with Post-Effective Amendment No. 408 on Form N-1A on August 25, 2025, is hereby incorporated by reference.
(xvi) Sixteenth Amendment to the Investment Advisory Agreement to add the following series: YieldMax® Hundred Club ETFs, previously filed with Post-Effective Amendment No. 495 on Form N-1A on December 19, 2025, is hereby incorporated by reference.
(xvii) Seventeenth Amendment to the Investment Advisory Agreement to add the following series: YieldMax® Top Ten ETFs, previously filed with Post-Effective Amendment No. 530 on Form N-1A on February 13, 2026 and is incorporated herein by reference.
(xviii) Eighteenth Amendment to the Investment Advisory Agreement to add the following series: YieldMax® WarTech & Cyber Defense Portfolio Option Income ETF, YieldMax® Strategic Metals & Mining Portfolio Option Income ETF, YieldMax® Digital Finance Ecosystem Portfolio Option Income ETF and YieldMax® RoboTech & Automation Portfolio Option Income ETF – to be filed by amendment.
(iii)	Investment Advisory Agreement between the Trust (on behalf of Senior Secured Credit Opportunities ETF) and Toroso Investments, LLC, previously filed with Post-Effective Amendment No. 15 on Form N-1A on October 13, 2022 and is incorporated herein by reference.
(iv)	Investment Advisory Agreement between the Trust (on behalf of Nicholas Fixed Income Alternative ETF) and Toroso Investments, LLC, previously filed with Post-Effective Amendment No. 34 on Form N-1A on November 22, 2022 and is incorporated herein by reference.
(i) First Amendment to the Investment Advisory Agreement adding Nicholas Global Equity and Income ETF, previously filed with Post-Effective Amendment No. 238 on Form N-1A on July 23, 2024 and is incorporated herein by reference.
(ii) Second Amendment to the Investment Advisory Agreement adding Nicholas Crypto Income ETF, previously filed with Post-Effective Amendment No. 363 on Form N-1A on June 10, 2025 and is incorporated herein by reference.
(iii) Third Amendment to the Investment Advisory Agreement adding Nicholas Gold Income ETF, Nicholas Silver Income ETF, Nicholas Nuclear Income ETF and Nicholas Defense and Rare Earth Income ETF, previously filed with Post-Effective Amendment No. 522 on Form N-1A on February 4, 2026 and is incorporated herein by reference.
(iv) Fourth Amendment to the Investment Advisory Agreement adding Nicholas Bitcoin and Treasuries AfterDark ETF and Nicholas Bitcoin Tail ETF – to be filed by amendment.
(v) Fifth Amendment to the Investment Advisory Agreement adding Fitz-Gerald Must Have Portfolio® ETF and Fitz-Gerald Must Have Portfolio® and Options Overlay ETF - to be filed by amendment.
(v)	Investment Advisory Agreement between the Trust (on behalf of the Pinnacle Focused Opportunities ETF) and Toroso Investments, LLC, previously filed with Post-Effective Amendment No. 45 on Form N-1A on December 28, 2022 and is incorporated herein by reference.
(vi)	Investment Advisory Agreement between the Trust (on behalf of the Tactical Advantage ETF) and Toroso Investments, LLC, previously filed with Post-Effective Amendment No. 72 on Form N-1A on April 6, 2023 and is incorporated herein by reference.
(vii)	Investment Advisory Agreement between the Trust (on behalf of the Veridien Climate Action ETF) and Toroso Investments, LLC, previously filed with Post-Effective Amendment No. 74 on Form N-1A on April 11, 2023 and is incorporated herein by reference.
(viii)	Investment Advisory Agreement between the Trust (on behalf of the Return Stacked® Bonds & Managed Futures ETF and Return Stacked® Global Stocks & Bonds ETF) and Toroso Investments, LLC, previously filed with Post-Effective Amendment No. 56 on Form N-1A on February 6, 2023 and is incorporated herein by reference.

(i) First amendment to the Investment Advisory Agreement adding Return Stacked® U.S. Stocks & Managed Futures ETF, previously filed with Post-Effective Amendment No. 118 on Form N-1A on August 29, 2023 and is incorporated herein by reference.
(ii) Second Amendment to the Investment Advisory Agreement adding Return Stacked® Bonds & Futures Yield ETF and Return Stacked® U.S. Stocks & Futures Yield ETF, previously filed with Post-Effective Amendment No. 204 on Form N-1A on April 19, 2024 and is incorporated herein by reference.
(iii) Third Amendment to the Investment Advisory Agreement adding Return Stacked® Bonds & Merger Arbitrage ETF, previously filed with Post-Effective Amendment No. 291 on Form N-1A on December 16, 2024 and is incorporated herein by reference.
(iv) Fourth Amendment to the Investment Advisory Agreement – not applicable.
(v) Fifth Amendment to the Investment Advisory Agreement adding Return Stacked® U.S. Stocks & Gold/Bitcoin ETF – previously filed with Post-Effective Amendment No. 355 on Form N-1A on May 27, 2025 and is incorporated herein by reference.
(vi) Sixth Amendment to the Investment Advisory Agreement adding Return Stacked® International Stocks & Managed Futures ETF – to be filed by amendment.
(ix)	Investment Advisory Agreement between the Trust (on behalf of the DGA Absolute Return ETF) and Toroso Investments, LLC, previously filed with Post-Effective Amendment No. 79 on April 14, 2023.
(x)	Investment Advisory Agreement between the Trust (on behalf of the Tactical Advantage ETF) and Toroso Investments, LLC, previously filed with Post-Effective Amendment No. 72 on April 6, 2023.
(xi)	Investment Advisory Agreement between the Trust (on behalf of the Roundhill Generative AI & Technology ETF) and Toroso Investments, LLC, previously filed with Post-Effective Amendment No. 88 on Form N-1A on May 12, 2023 and is incorporated herein by reference.
(xii)	Investment Advisory Agreement between the Trust (on behalf of the Blueprint Chesapeake Multi-Asset Trend ETF) and Toroso Investments, LLC, previously filed with Post-Effective Amendment No. 102 on Form N-1A on June 27, 2023 and is incorporated herein by reference.
(xiii)	Investment Advisory Agreement between the Trust (on behalf of Cboe Validus S&P 500 Dynamic PutWrite Index ETF) and Toroso Investments, LLC, previously filed with Post-Effective Amendment No. 107 on Form N-1A on July 25, 2023 and incorporated herein by reference.
(xiv)	Investment Advisory Agreement between the Trust (on behalf of the Grizzle Growth ETF) and Toroso Investments, LLC, previously filed with Post-Effective Amendment No. 109 on Form N-1A on August 7, 2023 and is incorporated herein by reference.
(xv)	Investment Advisory Agreement between the Trust (on behalf of CoreValues Alpha Greater China Growth ETF) and Toroso Investments, LLC, previously filed with Post-Effective Amendment No. 124 on Form N-1A on September 20, 2023 and is incorporated herein by reference.
(i) First Amendment to Investment Advisory Agreement adding CoreValues America First Technology Index ETF, previously filed with Post-Effective Amendment No. 463 on Form N-1A on November 10, 2025 and is incorporated herein by reference.
(xvi)	Investment Advisory Agreement between the Trust (on behalf of Defiance Nasdaq 100 Weekly Distribution ETF, Defiance S&P 500 Weekly Distribution ETF and Defiance R2000 Weekly Distribution ETF) and Toroso Investments, LLC, previously filed with Post-Effective Amendment No. 117 on Form N-1A on August 25, 2023 and is incorporated herein by reference.
(i) First Amendment to Investment Advisory Agreement to add the following series: Defiance Treasury Alternative Yield ETF, previously filed with Post-Effective Amendment No. 155 on Form N-1A on January 23, 2024 and is incorporated herein by reference.
(ii) Second Amendment to the Investment Advisory Agreement to add the following series the Defiance Developed Markets Enhanced Options Income ETF, Defiance Emerging Markets Enhanced Options Income ETF, Defiance Nasdaq 100 Target Income ETF, Defiance S&P 500 Target Income ETF and Defiance R2000 Target Income ETF previously filed with Post-Effective Amendment No. 165 on Form N-1A on February 1, 2024 and is incorporated herein by reference.
(iii) Third Amendment to the Investment Advisory Agreement to add the following series: Defiance Nasdaq 100 Target Income ETF, Defiance S&P 500 Target Income ETF and Defiance R2000 Target Income ETF, previously filed with Post-Effective Amendment No. 177 on Form N-1A on February 28, 2024, and is incorporated herein by reference.
(iv) Fourth Amendment to the Investment Advisory Agreement to add the following series: Defiance Gold Enhanced Options Income ETF, Defiance Silver Enhanced Options Income ETF, Defiance Oil Enhanced Options Income ETF, and Defiance Treasury Enhanced Options Income ETF, previously filed with Post-Effective Amendment No. 206 on Form N-1A on April 29, 2024 and is incorporated herein by reference.
(v) Fifth Amendment to the Investment Advisory Agreement to add the following series: the Defiance Daily Target 2X Long Copper ETF, Defiance Daily Target 2X Long RIOT ETF (formerly known as Defiance Daily Target 2X Long Carbon ETF), Defiance Daily Target 2X Long China Dragons ETF (formerly known as Defiance Daily Target 2X Long Lithium ETF), Defiance Daily Target 2X Long Solar ETF, Defiance Daily Target 2X Long Uranium ETF, Defiance Daily Target 2X Long LLY ETF, Defiance Daily Target 2X Long MSTR ETF, Defiance Daily Target 2X Long NVO ETF, Defiance Daily Target 2X Long AVGO ETF, Defiance Daily Target 2X Long SMCI ETF and Defiance Daily Target 2X Short MSTR ETF, previously filed with Post-Effective Amendment No. 216 on Form N-1A on May 22, 2024 and is incorporated herein by reference.

(vi) Sixth Amendment to the Investment Advisory Agreement – not applicable.
(vii) Seventh Amendment to the Investment Advisory Agreement – not applicable.
(viii) Eighth Amendment to the Investment Advisory Agreement to add the following series: Defiance Large Cap ex-Mag 7 ETF, previously filed with Post-Effective Amendment No. 266 on Form N-1A on October 11, 2024 and is incorporated herein by reference.
(ix) Ninth Amendment to the Investment Advisory Agreement to add the following series: Defiance Daily Target 2X Long SOFI ETF, Defiance Daily Target 2X Long AMAT ETF, Defiance Daily Target 2X Long B ETF, Defiance Daily Target 2X Long ORCL ETF, Defiance Daily Target 2X Long FSLR ETF, Defiance Daily Target 2X Long DKNG ETF, Defiance Hot Sauce Daily 3X Strategy ETF and Defiance AI & Power Infrastructure ETF, previously filed with Post-Effective Amendment No. 299 on Form N-1A on January 14, 2025 and is incorporated herein by reference.
(x) Tenth Amendment to the Investment Advisory Agreement to add the following series: Defiance Daily Target 2X Long HIMS ETF, Defiance Daily Target 2X Long IONQ ETF, Defiance Daily Target 2X Long RKLB ETF, Defiance Daily Target 2X Long CVNA ETF, Defiance Daily Target 2X Long HOOD ETF, Defiance Daily Target 2X Long VST ETF, Defiance Daily Target 2X Long JPM ETF, Defiance Daily Target 2X Long PENN ETF, Defiance Daily Target 2X Long SOUN ETF, Defiance Daily Target 2X Long MRVL ETF, Defiance Daily Target 2X Long RGTI ETF, Defiance Leveraged Long MSTR ETF, Defiance Leveraged Long + Income MSTR ETF, Defiance Daily Target 2X Short RIOT ETF, Defiance Daily Target 2X Short SMCI ETF and Defiance Daily Target 2X Short LLY ETF, previously filed with Post-Effective Amendment No. 327 on Form N-1A on March 11, 2025 and is incorporated herein by reference.
(xi) Eleventh Amendment to the Investment Advisory Agreement to add the following series: Defiance Daily Target 2X Long DJT ETF, Defiance Daily Target 2X Long RDDT ETF, Defiance Trillion Dollar Club Index ET, Defiance Nasdaq 100 LightningSpread™ Income ETF, Defiance S&P 500 LightningSpread™ Income ETF, Defiance Russell 2000 LightningSpread™ Income ETF, Defiance Daily Target 2X Short CVNA ETF, Defiance Daily Target 2X Short IONQ ETF, Defiance Daily Target 2X Short PLTR ETF, Defiance Daily Target 2X Short RKLB ETF, Defiance Daily Target 2X Long ANET ETF, Defiance Daily Target 2X Long ARM ETF, Defiance Daily Target 2X Long PM ETF, and Defiance Daily Target 2X Long UBER ETF, previously filed with Post-Effective Amendment No. 339 on Form N-1A on April 8, 2025 and is incorporated herein by reference.
(xii) Twelfth Amendment to the Investment Advisory Agreement to add the following series: Defiance 2X Daily Long Pure Quantum ETF, Defiance MAGA Seven ETF, Defiance Daily Target 2X Long OKLO ETF, Defiance Daily Target 2X Long QBTS ETF, Defiance Daily Target 2X Short RGTI ETF, Defiance Daily Target 2X Short QBTS ETF and Defiance Nasdaq 100 Double Short Hedged ETF, previously filed with Post-Effective Amendment No. 366 on Form N-1A on June 17, 2025 and is incorporated herein by reference.
(xiii) Thirteenth Amendment to the Investment Advisory Agreement to add the following series: Defiance Vol Carry Hedged ETF, Defiance Enhanced Short Vol ETF, Defiance Enhanced Long Vol ETF, Defiance Leveraged Long + Income AAPL ETF, Defiance Leveraged Long + Income AMD ETF, Defiance Leveraged Long + Income AMZN ETF, Defiance Leveraged Long + Income BRK.B ETF, Defiance Leveraged Long + Income COIN ETF, Defiance Leveraged Long + Income GOOG ETF, Defiance Leveraged Long + Income HIMS ETF, Defiance Leveraged Long + Income HOOD ETF, Defiance Leveraged Long + Income META ETF, Defiance Leveraged Long + Income NFLX ETF, Defiance Leveraged Long + Income NVDA ETF, Defiance Leveraged Long + Income PLTR ETF, Defiance Leveraged Long + Income SMCI ETF and Defiance Leveraged Long + Income TSLA ETF, previously filed with Post-Effective Amendment No. 382 on Form N-1A on July 15, 2025, is hereby incorporated by reference.
(xiv) Fourteenth Amendment to the Investment Advisory Agreement to add the following series: Defiance Leveraged Long + Income CRCL ETF, Defiance Leveraged Long + Income CRWV ETF, Defiance Leveraged Long + Income GLXY ETF, Defiance Leveraged Long + Income Magnificent Seven ETF, Defiance Leveraged Long + Income Nasdaq 100 ETF, Defiance Leveraged Long + Income S&P 500 ETF, Defiance Leveraged Long + Income Ethereum ETF and Defiance Leveraged Long + Income Bitcoin ETF, previously filed with Post-Effective Amendment No. 408 on Form N-1A on August 25, 2025, is hereby incorporated by reference.
(xv) Fifteenth Amendment to the Investment Advisory Agreement to add the following series: Defiance Daily Target 2X Long ALAB ETF, Defiance Daily Target 2X Long APLD ETF, Defiance Daily Target 2X Long AVAV ETF, Defiance Daily Target 2X Long JOBY ETF, Defiance Daily Target 2X Long KTOS ETF, Defiance Daily Target 2X Long LMND ETF, Defiance Daily Target 2X Long NBIS ETF, Defiance Daily Target 2X Long NVTS ETF, Defiance Daily Target 2X Long OSCR ETF, Defiance Daily Target 2X Long PONY ETF, Defiance Daily Target 2X Long RCAT ETF, Defiance Daily Target 2X Long RBRK ETF and Defiance Daily Target 2X Long ZETA ETF Defiance Daily Target 2X Long ET ETF, Defiance Daily Target 2X Long FIG ETF, Defiance Daily Target 2X Long IREN ETF, Defiance Daily Target 2X Long MP ETF, Defiance Daily Target 2X Long QS ETF Defiance Daily Target 2X Long AEO ETF, Defiance Daily Target 2X Long BLSH ETF, Defiance Daily Target 2X Long DASH ETF, Defiance Daily Target 2X Long MRNA ETF and Defiance U.S. Dividend Equity Paid Weekly ETF, previously filed with Post-Effective Amendment No. 433 on Form N-1A on September 24, 2025, is hereby incorporated by reference.

(xvi) Sixteenth Amendment to the Investment Advisory Agreement to add the following series: Defiance Leveraged Long BEAM ETF, Defiance Leveraged Long SBET ETF, Defiance Leveraged Long OPEN ETF and Defiance Leveraged Long EOSE ETF, Defiance Leveraged Long + Income BMNR ETF, Defiance Leveraged Long + Income SOFI ETF, Defiance Leveraged Long + Income XRP ETF, Defiance Leveraged Long + Income SOL ETF, Defiance Leveraged Long DOCN ETF, Defiance Leveraged Long HTZ ETF, Defiance Leveraged Long NEGG ETF, Defiance Leveraged Long NMAX ETF, Defiance Leveraged Long RUM ETF, Defiance Daily Target 2X Short AMD ETF, Defiance Daily Target 2X Short APP ETF, Defiance Daily Target 2X Short ASTS ETF, Defiance Daily Target 2X Short AVGO ETF, Defiance Daily Target 2X Short BBAI ETF, Defiance Daily Target 2X Short BMNR ETF, Defiance Daily Target 2X Short CRCL ETF, Defiance Daily Target 2X Short HIMS ETF, Defiance Daily Target 2X Short HOOD ETF, Defiance Daily Target 2X Short INTC ETF, Defiance Daily Target 2X Short MRVL ETF, Defiance Daily Target 2X Short MU ETF, Defiance Daily Target 2X Short NVO ETF, Defiance Daily Target 2X Short OKLO ETF, Defiance Daily Target 2X Short OSCR ETF, Defiance Daily Target 2X Short SBET ETF, Defiance Daily Target 2X Short TSM ETF, and Defiance Daily Target 2X Short UNH ETF, Defiance Daily Target 2X Long CHWY ETF, Defiance Daily Target 2X Long CAVA ETF, Defiance Daily Target 2X Long ELF ETF, Defiance Daily Target 2X Long WYNN ETF, Defiance Daily Target 2X Long ESLT ETF, Defiance Daily Target 2X Long BMNR ETF, Defiance QTUM Options Income ETF, Defiance Daily Target 2X Long AA ETF, Defiance Daily Target 2X Long CAE ETF, Defiance Daily Target 2X Long CSCO ETF, Defiance Daily Target 2X Long EBAY ETF, Defiance Daily Target 2X Long EXEL ETF, Defiance Daily Target 2X Long IBKR ETF, Defiance Daily Target 2X Long KLAC ETF, Defiance Daily Target 2X Long MPWR ETF, Defiance Daily Target 2X Long PFE ETF, Defiance Daily Target 2X Long SE ETF, Defiance Daily Target 2X Long ERIC ETF and Defiance Daily Target 2X Long UPS ETF, previously filed with Post-Effective Amendment No. 457 on Form N-1A on October 29, 2025 and is incorporated herein by reference.
(xvii) Seventeenth Amendment to the Investment Advisory Agreement to add the following series: Defiance Daily Target 2X Short APLD ETF, Defiance Daily Target 2X Short ARM ETF, Defiance Daily Target 2X Short BE ETF, Defiance Daily Target 2X Short BITF ETF, Defiance Daily Target 2X Short CLSK ETF, Defiance Daily Target 2X Short CRWV ETF, Defiance Daily Target 2X Short IREN ETF, Defiance Daily Target 2X Short JOBY ETF, Defiance Daily Target 2X Short NBIS ETF, Defiance Daily Target 2X Short NVTS ETF, Defiance Daily Target 2X Short OPEN ETF, Defiance Daily Target 2X Short ORCL ETF, Defiance Daily Target 2X Short SMR ETF, Defiance Daily Target 2X Short SNOW ETF, Defiance Daily Target 2X Short UPST ETF, Defiance Daily Target 2X Long BITF ETF, Defiance Daily Target 2X Long CLS ETF, Defiance Daily Target 2X Long HPQ ETF, Defiance Daily Target 2X Long JMIA ETF, Defiance Daily Target 2X Long LUNR ETF, Defiance Daily Target 2X Long ONDS ETF, Defiance Daily Target 2X Long RKT ETF, Defiance Daily Target 2X Long PGY ETF, Defiance Daily Target 2X Long PL ETF, Defiance Daily Target 2X Long BE ETF, Defiance Daily Target 2X Long BIIB ETF, Defiance Daily Target 2X Long BTQ ETF, Defiance Daily Target 2X Long ETHM ETF, Defiance Daily Target 2X Long JBLU ETF, Defiance Daily Target 2X Long NOK ETF, Defiance Daily Target 2X Long OXY ETF, Defiance Daily Target 2X Long RMBS ETF, Defiance Daily Target 2X Long VRTX ETF, Defiance Daily Target 2X Long WING ETF, Defiance Daily Target 2X Long ZIM ETF, Defiance Long Pure Quantum ETF, and Defiance Daily Target 2X Long WLTH ETF, previously filed with Post-Effective Amendment No. 502 on Form N-1A on December 23, 2025 and is incorporated herein by reference.
(xviii) Eighteenth Amendment to the Investment Advisory Agreement to add the following series: Defiance Daily 2X Short Pure Quantum Computing Index ETF, Defiance 2X Daily Long Pure Drone and Aerial Automation ETF, Defiance Daily Target 2X Long CLF ETF, Defiance Daily Target 2X Long PLUG ETF, Defiance Daily Target 2X Long UUUU ETF, Defiance Daily Target 2X Long CCJ ETF, Defiance Daily Target 2X Long DNN ETF, Defiance Daily Target 2X Long HL ETF, Defiance Daily Target 2X Long NDAQ ETF, Defiance Daily Target 2X Long PAAS ETF, Defiance Daily Target 2X Long PATH ETF, Defiance Daily Target 2X Long POET ETF, Defiance Daily Target 2X Long COMM ETF, Defiance Daily Target 2X Long AMKR ETF, Defiance Daily Target 2X Short RKT ETF, Defiance AdvMicrDev LightningSpread™ Income ETF, Defiance AAPL LightningSpread™ Income ETF, Defiance Blkstne LightningSpread™ Income ETF, Defiance CRCL LightningSpread™ Income ETF, Defiance COIN LightningSpread™ Income ETF, Defiance FcBk LightningSpread™ Income ETF, Defiance MSTR LightningSpread™ Income ETF, Defiance NVDA LightningSpread™ Income ETF, Defiance ORCL LightningSpread™ Income ETF, Defiance PLTR LightningSpread™ Income ETF, Defiance TSLA LightningSpread™ Income ETF, Defiance Bitcoin LightningSpread™ Income ETF, Defiance Ethereum LightningSpread™ Income ETF, Defiance Gold LightningSpread™ Income ETF, Defiance Gold Miners LightningSpread™ Income ETF, Defiance Silver LightningSpread™ Income ETF, Defiance Solana LightningSpread™ Income ETF, and Defiance XRP LightningSpread™ Income ETF, previously filed with Post-Effective Amendment No. 517 on Form N-1A on January 26, 2026 and is incorporated herein by reference.
(xix) Nineteenth Amendment to the Investment Advisory Agreement to add the following series: Defiance Daily Target 2X Long AMTM ETF - to be filed by amendment.
(xx) Twentieth Amendment to the Investment Advisory Agreement to add the following series: Defiance Daily Target 2X Long ABTC ETF, Defiance Daily Target 2X Long GCT ETF, Defiance Daily Target 2X Long LUMN ETF, Defiance Daily Target 2X Long MDLN ETF, Defiance Daily Target 2X Long PINS ETF, Defiance Daily Target 2X Long ROKU ETF, Defiance Daily Target 2X Long SATS ETF, Defiance Daily Target 2X Long SNDL ETF, Defiance Daily Target 2X Long TLRY ETF, Defiance Daily Target 2X Long WBD ETF and Defiance Daily Target 2X Long XOVR ETF - to be filed by amendment.

(xxi) Twenty-First Amendment to the Investment Advisory Agreement to add the following series: Defiance Space Data Center Leaders ETF and Defiance Pure Space Daily 2X Strategy ETF- to be filed by amendment.
(xxii) Twenty-Second Amendment to the Investment Advisory Agreement to add the following series: Defiance Daily Target 2X Long Discord ETF- to be filed by amendment.
(xxiii) Twenty-Third Amendment to the Investment Advisory Agreement to add the following series: Defiance Daily Target 2X Long ASTS ETF, Defiance Daily Target 2X Long BKSY ETF, Defiance Daily Target 2X Long COHR ETF, Defiance Daily Target 2X Long ENVX ETF, Defiance Daily Target 2X Long FRSH ETF, Defiance Daily Target 2X Long GSAT ETF, Defiance Daily Target 2X Long JD ETF, Defiance Daily Target 2X Long LEU ETF, Defiance Daily Target 2X Long OUST ETF, Defiance Daily Target 2X Long RDW ETF, Defiance Daily Target 2X Long RVMD ETF, Defiance Daily Target 2X Long STX ETF and Defiance Daily Target 2X Long VSAT ETF - to be filed by amendment.
(xxiv) Twenty-Fourth Amendment to the Investment Advisory Agreement to add the following series: Defiance Daily Target 2X Long RYAAY ETF, Defiance Daily Target 2X Long UMAC ETF, Defiance Daily Target 2X Long WYFI ETF, Defiance Daily Target 2X Long ABAT ETF, Defiance Daily Target 2X Long PRME ETF, Defiance Daily Target 2X Long KULR ETF, Defiance Daily Target 2X Long SPCE ETF, Defiance Daily Target 2X Long ALMU ETF, Defiance Daily Target 2X Long FJET ETF and Defiance Daily Target 2X Long RYCEY ETF – to be filed by amendment.
(xxv) Twenty-Fifth Amendment to the Investment Advisory Agreement to add the following series: Defiance Daily Target 2X Long OPTT ETF, Defiance Daily Target 2X Long SIDU ETF, Defiance Daily Target 2X Long SSNLF ETF, Defiance Daily Target 2X Long HXSCL ETF, and Defiance Daily Target 2X Long KRKNF ETF – to be filed by amendment.
(xxvi) Twenty-Sixth Amendment to the Investment Advisory Agreement to add the following series: Defiance Daily Target 2X Long AMPX ETF, Defiance Daily Target 2X Long BEAT ETF, Defiance Daily Target 2X Long KOPN ETF, Defiance Daily Target 2X Long LTRX ETF, Defiance Daily Target 2X Long OSS ETF, Defiance Daily Target 2X Long REKR ETF, Defiance Daily Target 2X Long VELO ETF, Defiance Daily Target 2X Long YALL ETF, and Defiance Daily Target 2X Long YSS ETF – to be filed by amendment.
(xvii)	Investment Advisory Agreement between the Trust (on behalf of Hilton Small-MidCap Opportunity ETF) and Tidal Investments LLC, previously filed with Post-Effective Amendment No. 135 on Form N-1A on November 20, 2023 and is incorporated herein by reference.
(i) First Amendment to the Investment Advisory Agreement adding Hilton BDC Corporate Bond ETF, previously filed with Post-Effective Amendment No. 356 on Form N-1A on June 2, 2025 and is incorporated herein by reference.
(xviii)	Investment Advisory Agreement between the Trust (for the Quantify Absolute Income ETF) and Tidal Investments LLC, previously filed with Post-Effective Amendment No. 197 on Form N-1A on April 5, 2024 and is incorporated herein by reference.
(i) First Amendment to the Investment Advisory Agreement to add the following series: STKd 100% Bitcoin & 100% Gold ETF, previously filed with Post-Effective Amendment No. 264 on Form N-1A on September 23, 2024 and is incorporated herein by reference.
(ii) Second Amendment to the Investment Advisory Agreement to add the following series: STKd 100% COIN & 100% NVDA ETF, STKd 100% NVDA & 100% MSTR ETF, STKd 100% MSTR & 100% COIN ETF, STKd 100% COIN & 100% HOOD ETF, STKd 100% NVDA & 100% AMD ETF, STKd 100% TSLA & 100% MSTR ETF, STKd 100% TSLA & 100% NVDA ETF, STKd 100% SMCI & 100% NVDA ETF, STKd 100% UBER & 100% TSLA ETF and STKd 100% META & 100% AMZN ETF, previously filed with Post-Effective Amendment No. 316 on Form N-1A on February 24, 2025 and is incorporated herein by reference.
(iii) Third Amendment to the Investment Advisory Agreement to add the following series: Quantify 2X Daily All Cap Crypto ETF, Quantify 2X Daily Alt Season Crypto ETF and Quantify 2X Daily AltAlt Season Crypto ETF, previously filed with Post-Effective Amendment No. 505 on Form N-1A on January 2, 2026 and is incorporated herein by reference.
(iv) Fourth Amendment to the Investment Advisory Agreement to add the following series: IncomeSTKd 1x US Stocks & 1x Bitcoin Premium ETF, IncomeSTKd 1x US Stocks & 1x Gold Premium ETF, IncomeSTKd 1x Bitcoin & 1x Gold Premium ETF, IncomeSTKd 1x Treasury & 1x Gold Premium ETF, IncomeSTKd 1x Bitcoin & 1x Treasury Premium ETF, IncomeSTKd 1x US Stocks & 1x Treasury Premium ETF, IncomeQ Bitcoin & Bitcoin Treasury mNAV Harvester ETF, and IncomeQ Crypto & Crypto Treasury mNAV Harvester ETF, previously filed with Post-Effective Amendment No. 514 on Form N-1A on January 16, 2026 and is incorporated herein by reference.
(xix)	Investment Advisory Agreement between the Trust (for the iREIT – MarketVector Quality REIT Index ETF) and Tidal Investments LLC, previously filed with Post-Effective Amendment No. 181 on Form N-1A on February 29, 2024 and is incorporated herein by reference.
(xx)	Investment Advisory Agreement between the Trust (for Even Herd Long Short ETF) and Tidal Investments LLC, previously filed with Post-Effective Amendment No. 194 on Form N-1A on March 26, 2024 and is incorporated herein by reference.
(xxi)	Investment Advisory Agreement between the Trust (for Peerless Option Wheel ETF) and Tidal Investments LLC, previously filed with Post-Effective Amendment No. 211 on Form N-1A on May 10, 2024 and is incorporated herein by reference.
(xxii)	Investment Advisory Agreement between the Trust (for Clockwise U.S. Core Equity ETF) and Tidal Investments LLC – previously filed with Post-Effective Amendment No. 224 on Form N-1A on June 11, 2024 and is incorporated herein by reference.

(xxiii)	Investment Advisory Agreement between the Trust (for Cambria Chesapeake Pure Trend ETF) and Tidal Investments LLC, previously filed with Post-Effective Amendment No. 213 on Form N-1A on May 21, 2024 and is incorporated herein by reference.
(xxiv)	Investment Sub-Advisory Agreement between Toroso Investments, LLC and Carbon Collective Investing, LLC (for the Carbon Collective Climate Solutions U.S. Equity ETF), previously filed with the Trusts registration statement on Form N-1A/A on July 12, 2022, is hereby incorporated by reference.
(a)	First Amendment to Investment Advisory Agreement to add the following series: Carbon Collective Short Duration Green Bond ETF, previously filed with Post-Effective Amendment No. 196 on Form N-1A on April 2, 2024 and is incorporated herein by reference.
(xxv)	Investment Advisory Agreement between the Trust (for Portfolio Building Block 1X Inverse US Large Cap Daily Target ETF and Portfolio Building Block 1X Inverse US Growth and Innovation Daily Target ETF) and Tidal Investments LLC- to be filed by amendment.
(xxvi)	Investment Sub-Advisory Agreement between Toroso Investments, LLC and Nicholas Wealth, LLC (for the Nicholas Fixed Income Alternative ETF), previously filed with Post-Effective Amendment No. 34 on Form N-1A on November 22, 2022 and is incorporated herein by reference.
(i) First Amendment to the Sub-Advisory Agreement adding: Nicholas Global Equity and Income ETF – previously filed with Post-Effective Amendment No. 238 on Form N-1A on July 23, 2024 and is incorporated herein by reference.
(ii) Second Amendment to the Sub-Advisory Agreement adding: Nicholas Crypto Income ETF, previously filed with Post-Effective Amendment No. 363 on Form N-1A on June 10, 2025 and is incorporated herein by reference.
(iii) Third Amendment to the Sub-Advisory Agreement adding: Nicholas Gold Income ETF, Nicholas Silver Income ETF, Nicholas Nuclear Income ETF and Nicholas Defense and Rare Earth Income ETF, previously filed with Post-Effective Amendment No. 522 on Form N-1A on February 4, 2026 and is incorporated herein by reference.
(iv) Fourth Amendment to the Sub-Advisory Agreement adding: Nicholas Bitcoin and Treasuries AfterDark ETF and Nicholas Bitcoin Tail ETF – to be filed by amendment.
(v) Fifth Amendment to the Investment Sub-Advisory Agreement adding: Fitz-Gerald Must Have Portfolio® ETF and Fitz-Gerald Must Have Portfolio® and Options Overlay ETF - to be filed by amendment.
(xxvii)	Investment Sub-Advisory Agreement between Toroso Investments, LLC and Pinnacle Family Advisors, LLC (for the Pinnacle Focused Opportunities ETF) previously filed with Post-Effective Amendment No. 45 on Form N-1A on December 28, 2022 and is incorporated herein by reference.
(xxviii)	Investment Sub-Advisory Agreement between Toroso Investments, LLC and Family Dynasty Advisors LLC (for the Tactical Advantage ETF), previously filed with Post-Effective Amendment No. 72 on Form N-1A on April 6, 2023 and is incorporated herein by reference.
(xxxix)	Investment Sub-Advisory Agreement between Tidal Investments LLC and Newfound Research LLC (for the Return Stacked® Bonds & Managed Futures ETF, Return Stacked® Global Stocks & Bonds ETF, Return Stacked® U.S. Stocks & Managed Futures ETF, Return Stacked® Bonds & Futures Yield ETF, Return Stacked® U.S. Equity & Futures Yield ETF and Return Stacked® Bonds & Merger Arbitrage ETF), previously filed with Post-Effective Amendment No. 291 on Form N-1A on December 16, 2024 and is incorporated herein by reference.
(i) First Amendment to the Investment Sub-Advisory Agreement between Tidal Investment LLC and Newfound Research LLC (for the Return Stacked® U.S. Stocks & Gold/Bitcoin ETF) – previously filed with Post-Effective Amendment No. 342 on Form N-1A on April 25, 2025 and is incorporated herein by reference.
(ii) Second Amendment to the Investment Sub-Advisory Agreement between Tidal Investment LLC and Newfound Research LLC (for the Return Stacked® Bonds & Managed Futures ETF, Return Stacked® Global Stocks & Bonds ETF, Return Stacked® U.S. Stocks & Managed Futures ETF, Return Stacked® Bonds & Futures Yield ETF, Return Stacked® U.S. Equity & Futures Yield ETF, Return Stacked® Bonds & Merger Arbitrage ETF and Return Stacked® U.S. Stocks & Gold/Bitcoin ETF), previously filed with Post-Effective Amendment No. 355 on Form N-1A on May 27, 2025 and is incorporated herein by reference.
(iii) Third Amendment to the Investment Sub-Advisory Agreement between Tidal Investment LLC and Newfound Research LLC (adding Return Stacked® International Stocks & Managed Futures ETF) – to be filed by amendment.
(xxx)	Investment Sub-Advisory Agreement between Toroso Investments, LLC and Montrose Estate Capital Management, LLC d/b/a Days Global Advisors (for the DGA Absolute Return ETF), previously filed with Post-Effective Amendment No. 79 on April 14, 2023.
(xxxi)	Investment Sub-Advisory Agreement between Toroso Investments, LLC and Veridien Global Investors LLC (for the Veridien Climate Action ETF), previously filed with Post-Effective Amendment No. 74 on Form N-1A on April 11, 2023 and is incorporated herein by reference.
(xxxii)	Investment Sub-Advisory Agreement between Toroso Investments, LLC and Roundhill Financial Inc. (for the Roundhill Generative AI & Technology ETF), previously filed with Post-Effective Amendment No. 88 on Form N-1A on May 12, 2023 and is incorporated herein by reference.
(xxxiii)	Investment Sub-Advisory Agreement between Toroso Investments, LLC and Chesapeake Capital Corporation (for the Blueprint Chesapeake Multi-Asset Trend ETF), previously filed with Post-Effective Amendment No. 102 on Form N-1A on June 27, 2023 and is incorporated herein by reference.

(xxxiv)	Investment Sub-Advisory Agreement between Toroso Investments, LLC and Blueprint Fund Management, LLC (for the Blueprint Chesapeake Multi-Asset Trend ETF), previously filed with Post-Effective Amendment No. 102 on Form N-1A on June 27, 2023 and is incorporated herein by reference.
(xxxv)	Investment Sub-Advisory Agreement between Toroso Investments, LLC and Grizzle Investment Management LLC (for the Grizzle Growth ETF), previously filed with Post-Effective Amendment No. 109 on Form N-1A on August 7, 2023 and is incorporated herein by reference.
(xxxvi)	Investment Sub-Advisory Agreement between Toroso Investments, LLC and Cambria Investment Management, L.P. (for the Grizzle Growth ETF), previously filed with Post-Effective Amendment No. 109 on Form N-1A on August 7, 2023 and is incorporated herein by reference.
(xxxvii)	Investment Sub-Advisory Agreement between Toroso Investments, LLC and MSA Power Funds LLC (for the CoreValues Alpha Greater China Growth ETF, previously filed with Post-Effective Amendment No. 124 on Form N-1A on September 20, 2023 and is incorporated herein by reference.
(i) First Amendment to the Sub-Advisory Agreement between Tidal Investment LLC and MSA Power Funds LLC (for the CoreValues America First Technology Index ETF), previously filed with Post-Effective Amendment No. 463 on Form N-1A on November 10, 2025 and is incorporated herein by reference.
(xxxviii)	Investment Sub-Advisory Agreement between Tidal Investments LLC and Hilton Capital Management, LLC (on behalf of Hilton Small-MidCap Opportunity ETF), previously filed with Post-Effective Amendment No. 135 on Form N-1A on November 20, 2023 and is incorporated herein by reference.
(i) First Amendment to the Investment Sub-Advisory Agreement Adding: Hilton BDC Corporate Bond ETF, previously filed with Post-Effective Amendment No. 356 on Form N-1A on June 2, 2025 and is incorporated herein by reference.
(xxxix)	Investment Sub-Advisory Agreement between Tidal Investments LLC and Quantify Chaos Advisors, LLC (for the Quantify Absolute Income ETF), previously filed with Post-Effective Amendment No. 197 on Form N-1A on April 5, 2024 and is incorporated herein by reference.
(i) First Amendment to the Investment Sub-Advisory Agreement Adding: STKd 100% Bitcoin & 100% Gold ETF, previously filed with Post-Effective Amendment No. 266 on Form N-1A on October 11, 2024 and is incorporated herein by reference.
(ii) Second Amendment to the Investment Sub-Advisory Agreement Adding: STKd 100% COIN & 100% NVDA ETF, STKd 100% NVDA & 100% MSTR ETF, STKd 100% MSTR & 100% COIN ETF, STKd 100% COIN & 100% HOOD ETF, STKd 100% NVDA & 100% AMD ETF, STKd 100% TSLA & 100% MSTR ETF, STKd 100% TSLA & 100% NVDA ETF, STKd 100% SMCI & 100% NVDA ETF, STKd 100% UBER & 100% TSLA ETF and STKd 100% META & 100% AMZN ETF, previously filed with Post-Effective Amendment No. 316 on Form N-1A on February 24, 2025 and is incorporated herein by reference.
(iii) Third Amendment to the Investment Sub-Advisory Agreement Adding: Quantify 2X Daily All Cap Crypto ETF, Quantify 2X Daily Alt Season Crypto ETF and Quantify 2X Daily AltAlt Season Crypto ETF, previously filed with Post-Effective Amendment No. 505 on Form N-1A on January 2, 2026 and is incorporated herein by reference.
(iv) Fourth Amendment to the Investment Sub-Advisory Agreement Adding: IncomeSTKd 1x US Stocks & 1x Bitcoin Premium ETF, IncomeSTKd 1x US Stocks & 1x Gold Premium ETF, IncomeSTKd 1x Bitcoin & 1x Gold Premium ETF, IncomeSTKd 1x Treasury & 1x Gold Premium ETF, IncomeSTKd 1x Bitcoin & 1x Treasury Premium ETF, IncomeSTKd 1x US Stocks & 1x Treasury Premium ETF, IncomeQ Bitcoin & Bitcoin Treasury mNAV Harvester ETF, and IncomeQ Crypto & Crypto Treasury mNAV Harvester ETF, previously filed with Post-Effective Amendment No. 514 on Form N-1A on January 16, 2026 and is incorporated herein by reference.
(xl)	Investment Sub-Advisory Agreement between Tidal Investments LLC and Convexitas, LLC (for the IncomeSTKd 1x US Stocks & 1x Bitcoin Premium ETF, IncomeSTKd 1x US Stocks & 1x Gold Premium ETF, IncomeSTKd 1x Bitcoin & 1x Gold Premium ETF, IncomeSTKd 1x Treasury & 1x Gold Premium ETF, IncomeSTKd 1x Bitcoin & 1x Treasury Premium ETF, IncomeSTKd 1x US Stocks & 1x Treasury Premium ETF, IncomeQ Bitcoin & Bitcoin Treasury mNAV Harvester ETF, and IncomeQ Crypto & Crypto Treasury mNAV Harvester ETF, previously filed with Post-Effective Amendment No. 514 on Form N-1A on January 16, 2026 and is incorporated herein by reference.
(xli)	First Amendment to the Investment Sub-Advisory Agreement between Tidal Investments LLC and Convexitas LLC Adding: Quantify Absolute Income ETF – to be filed by amendment.
(xlii)	Investment Sub-Advisory Agreement between Tidal Investments LLC and Artesian Capital Management (Delaware) LP (for Carbon Collective Short Duration Green Bond ETF), previously filed with Post-Effective Amendment No. 196 on Form N-1A on April 2, 2024 and is incorporated herein by reference.
(xliii)	Investment Sub-Advisory Agreement between Tidal Investments LLC and Even Herd, LLC (for Even Herd Long Short ETF), previously filed with Post-Effective Amendment No. 194 on Form N-1A on March 26, 2024 and is incorporated herein by reference.
(xliv)	Investment Sub-Advisory Agreement between Tidal Investments LLC and Peerless Wealth LLC (for Peerless Option Wheel ETF), previously filed with Post-Effective Amendment No. 211 on Form N-1A on May 10, 2024 and is incorporated herein by reference.

	(xlv)	Investment Sub-Advisory Agreement between Tidal Investments LLC and Clockwise Capital LLC (for Clockwise U.S. Core Equity ETF), previously filed with Post-Effective Amendment No. 295 on Form N-1A on December 23, 2024 and is incorporated herein by reference.
	(xlvi)	Investment Sub-Advisory Agreement between Tidal Investments LLC and Chesapeake Capital Corporation (for Cambria Chesapeake Pure Trend ETF), previously filed with Post-Effective Amendment No. 213 on Form N-1A on May 21, 2024 and is incorporated herein by reference.
	(xlvii)	Investment Sub-Advisory Agreement between Tidal Investments LLC and Cambria Investment Management, L.P (for Cambria Chesapeake Pure Trend ETF), previously filed with Post-Effective Amendment No. 213 on Form N-1A on May 21, 2024 and is incorporated herein by reference.
	(xlviii)	Investment Advisory Agreement between the Trust (for Chesapeake Trend-Following Fixed Income ETF) and Tidal Investments LLC, previously filed with Post-Effective Amendment No. 525 on Form N-1A on February 6, 2026 and is incorporated herein by reference.
	(xlix)	Investment Sub-Advisory Agreement between Tidal Investments LLC and Chesapeake Capital Corporation (for Chesapeake Trend-Following Fixed Income ETF), previously filed with Post-Effective Amendment No. 525 on Form N-1A on February 6, 2026 and is incorporated herein by reference.
(e)	(i)	Distribution Agreement between the Trust and Foreside Fund Services, LLC, previously filed with the Trusts’ registration statement on Form N-1A/A on July 12, 2022, is hereby incorporated by reference.
(1) First Amendment to the Distribution Agreement (adding YieldMax® AAPL Option Income ETF, YieldMax® AMZN Option Income Strategy ETF, YieldMax® BRK.B Option Income Strategy ETF, YieldMax® COIN Option Income Strategy ETF, YieldMax® META Option Income Strategy ETF, YieldMax® GOOG Option Income Strategy ETF, YieldMax® NFLX Option Income Strategy ETF, YieldMax® NVDA Option Income Strategy ETF, YieldMax® XYZ Option Income Strategy ETF, YieldMax® TSLA Option Income Strategy ETF, YieldMax® ARKK Option Income Strategy ETF, YieldMax® KWEB Option Income Strategy ETF, YieldMax® GDX Option Income Strategy ETF, YieldMax® XBI Option Income Strategy ETF, and YieldMax® TLT Option Income Strategy ETF, and Senior Secured Credit Opportunities ETF), previously filed with Post-Effective Amendment No. 15 on Form N-1A on October 13, 2022 and is incorporated herein by reference.
(2) Third Amendment to the Distribution Agreement (adding Nicholas Fixed Income Alternative ETF), previously filed with Post-Effective Amendment No. 34 on Form N-1A on November 22, 2022 and is incorporated herein by reference.
(3) Fourth Amendment to the Distribution Agreement (adding Pinnacle Focused Opportunities ETF and Veridien Climate Action ETF), previously filed with Post-Effective Amendment No. 45 on Form N-1A on December 28, 2022 and is incorporated herein by reference.
(4) Fifth Amendment to the Distribution Agreement (adding Return Stacked® Bonds & Managed Futures ETF and Return Stacked® Global Stocks & Bonds ETF), previously filed with Post-Effective Amendment No. 56 on Form N-1A on February 6, 2023 and is incorporated herein by reference.
(5) Sixth Amendment to the Distribution Agreement (adding DGA Absolute Return ETF and Tactical Advantage ETF), previously filed with Post-Effective Amendment No. 72 on Form N-1A on April 6, 2023 and is incorporated herein by reference.
(6) Seventh Amendment to the Distribution Agreement (adding Roundhill Generative AI & Technology ETF), previously filed with Post-Effective Amendment No. 83 on Form N-1A on May 2, 2023 and is incorporated herein by reference.
(7) Eighth Amendment to the Distribution Agreement (adding Blueprint Chesapeake Multi-Asset Trend ETF), previously filed with Post-Effective Amendment No. 102 on Form N-1A on June 27, 2023 and is incorporated herein by reference.
(8) Ninth Amendment to the Distribution Agreement (adding Cboe Validus S&P 500 Dynamic PutWrite Index ETF, Grizzle Growth ETF, YieldMax® MSTR Option Income Strategy ETF, YieldMax® ABNB Option Income Strategy ETF, YieldMax® AMD Option Income Strategy ETF, YieldMax® MRNA Option Income Strategy ETF, YieldMax® PYPL Option Income Strategy ETF, YieldMax® DIS Option Income Strategy ETF, YieldMax® JPM Option Income Strategy ETF, YieldMax® MSFT Option Income Strategy ETF, and YieldMax® XOM Option Income Strategy ETF), previously filed with Post-Effective Amendment No. 107 on Form N-1A on July 25, 2023 and is incorporated herein by reference.
(9) Tenth Amendment to the Distribution Agreement (adding Return Stacked® U.S. Stocks & Managed Futures ETF, Defiance Nasdaq 100 Weekly Distribution ETF, Defiance S&P 500 Weekly Distribution ETF and Defiance R2000 Weekly Distribution ETF), previously filed with Post-Effective Amendment No. 117 on Form N-1A on August 25, 2023 and is incorporated herein by reference.
(10) Eleventh Amendment to the Distribution Agreement (adding CoreValues Alpha Greater China Growth ETF, YieldMax® ADBE Option Income Strategy ETF, YieldMax® AI Option Income Strategy ETF, YieldMax® BA Option Income Strategy ETF, YieldMax® BIIB Option Income Strategy ETF, YieldMax® INTC Option Income Strategy ETF, YieldMax® NKE Option Income Strategy ETF, YieldMax® ORCL Option Income Strategy ETF, YieldMax® ROKU Option Income Strategy ETF, YieldMax® SNOW Option Income Strategy ETF, YieldMax® TGT Option Income Strategy ETF and YieldMax® ZM Option Income Strategy ETF), previously filed with Post-Effective Amendment No. 130 on Form N-1A on October 6, 2023 and is incorporated herein by reference.
(11) Twelfth Amendment to the Distribution Agreement (adding Hilton Small-MidCap Opportunity ETF), previously filed with Post-Effective Amendment No. 153 on Form N-1A on January 8, 2024 and is incorporated herein by reference.

(12) Thirteenth Amendment to the Distribution Agreement (adding YieldMax® Universe Fund of Option Income ETFs, YieldMax® Magnificent 7 Fund of Option Income ETFs and Defiance Treasury Alternative Yield ETF), previously filed with Post-Effective Amendment No. 153 on Form N-1A on January 8, 2024 and is incorporated herein by reference.
(13) Fourteenth Amendment to the Distribution Agreement (adding Defiance Developed Markets Enhanced Options Income ETF, Defiance Emerging Markets Enhanced Options Income ETF, Defiance Nasdaq 100 Target Income ETF, Defiance S&P 500 Target Income ETF, Defiance R2000 Target Income ETF Quantify Absolute Income ETF, iREIT – MarketVector Quality REIT Index ETF, YieldMax® Ultra Option Income Strategy ETF and YieldMax® MSTR Option Income Strategy ETF), previously filed with Post-Effective Amendment No. 165 on Form N-1A on February 1, 2024 and is incorporated herein by reference.
(14) Fifteenth Amendment to the Distribution Agreement (adding YieldMax® TSLA Short Option Income Strategy ETF, YieldMax® Innovation Short Option Income Strategy ETF, YieldMax® NVDA Short Option Income Strategy ETF, YieldMax® COIN Short Option Income Strategy ETF and YieldMax® AAPL Short Option Income Strategy ETF, YieldMax® N100 Short Option Income Strategy ETF and Carbon Collective Short Duration Green Bond ETF), previously filed with Post-Effective Amendment No. 182 on Form N-1A on March 4, 2024 and is incorporated herein by reference.
(15) Sixteenth Amendment to the Distribution Agreement (adding Even Herd Long Short ETF, Peerless Option Wheel ETF, Return Stacked® Bonds & Futures Yield ETF, Return Stacked® U.S. Equity & Futures Yield ETF and YieldMax® Bitcoin Option Income Strategy ETF), previously filed with Post-Effective Amendment No. 194 on Form N-1A on March 26, 2024 and is incorporated herein by reference.
(16) Seventeenth Amendment to the Distribution Agreement (adding Defiance Gold Enhanced Options Income ETF, Defiance Silver Enhanced Options Income ETF, Defiance Oil Enhanced Options Income ETF, Defiance Treasury Enhanced Options Income ETF and Clockwise U.S. Core Equity ETF), previously filed with Post-Effective Amendment No. 206 on Form N-1A on April 29, 2024 and is incorporated herein by reference.
(17) Eighteenth Amendment to the Distribution Agreement (adding Cambria Chesapeake Pure Trend ETF, Defiance Daily Target 2X Short MSTR ETF, Defiance Daily Target 2X Long RIOT ETF (formerly known as Defiance Daily Target 2X Long Carbon ETF), Defiance Daily Target 2X Long Copper ETF, Defiance Daily Target 2X Long China Dragons ETF (formerly known as Defiance Daily Target 2X Long Lithium ETF), Defiance Daily Target 2x Long LLY ETF, Defiance Daily Target 2X Long MSTR ETF, Defiance Daily Target 2X Long NVO ETF, Defiance Daily Target 2X Long AVGO ETF, Defiance Daily Target 2X Long SMCI ETF, Defiance Daily Target 2X Long Solar ETF and Defiance Daily Target 2x Long Uranium ETF), previously filed with Post-Effective Amendment No. 213 on Form N-1A on May 21, 2024 and is incorporated herein by reference.
(18) Nineteenth Amendment to the Distribution Agreement (adding Nicholas Global Equity and Income ETF, YieldMax® BABA Option Income Strategy ETF, YieldMax® CVNA Option Income Strategy ETF, YieldMax® DKNG Option Income Strategy ETF, YieldMax® HOOD Option Income Strategy ETF, YieldMax® JD Option Income Strategy ETF, YieldMax® MARA Option Income Strategy ETF, YieldMax® PDD Option Income Strategy ETF, YieldMax® PLTR Option Income Strategy ETF, YieldMax® RBLX Option Income Strategy ETF, YieldMax® SHOP Option Income Strategy ETF, YieldMax® SMCI Option Income Strategy ETF, and YieldMax® TSM Option Income Strategy ETF), previously filed with Post-Effective Amendment No. 237 on Form N-1A on July 18, 2024 and is incorporated herein by reference.
(19) Twentieth Amendment to the Distribution Agreement (adding YieldMax® Ether Option Income Strategy ETF, STKd 100% Bitcoin & 100% Gold ETF and Defiance Large Cap ex-Mag 7 ETF), previously filed with Post-Effective Amendment No. 259 on Form N-1A on September 9, 2024, and is incorporated herein by reference.
(20) Twenty-First Amendment to the Distribution Agreement (adding YieldMax® Target 12™ Semiconductor Option Income ETF, YieldMax® Target 12™ Biotech & Pharma Option Income ETF, YieldMax® Target 12™ Energy Option Income ETF, YieldMax® Target 12™ Real Estate Option Income ETF, YieldMax® Target 12™ Tech & Innovation Option Income ETF, YieldMax® Target 12™ Big 50 Option Income ETF, YieldMax® Dorsey Wright Hybrid 5 Income ETF, YieldMax® Dorsey Wright Featured 5 Income ETF, YieldMax® AI & Tech Portfolio Option Income ETF, YieldMax® Crypto Industry & Tech Portfolio Option Income ETF, YieldMax® China Portfolio Option Income ETF, YieldMax® Semiconductor Portfolio Option Income ETF, YieldMax® Biotech & Pharma Portfolio Option Income ETF, YieldMax® Ultra Short Option Income Strategy ETF and Return Stacked® Bonds & Merger Arbitrage ETF, previously filed with Post-Effective Amendment No. 280 on Form N-1A on November 22, 2024, and is incorporated herein by reference.
(21) Twenty-Second Amendment to the Distribution Agreement (adding Defiance Daily Target 2X Long SOFI ETF, Defiance Daily Target 2X Long AMAT ETF, Defiance Daily Target 2X Long B ETF, Defiance Daily Target 2X Long ORCL ETF, Defiance Daily Target 2X Long FSLR ETF and Defiance Daily Target 2X Long DKNG ETF, Defiance Hot Sauce Daily 3X Strategy ETF, Defiance AI & Power Infrastructure ETF, YieldMax® Nasdaq 100 0DTE Covered Call Strategy ETF, YieldMax® S&P 500 0DTE Covered Call Strategy ETF and YieldMax® R2000 0DTE Covered Call Strategy ETF), previously filed with Post-Effective Amendment No. 299 on Form N-1A on January 14, 2025 and is incorporated herein by reference.
(22) Twenty-Third Amendment to the Distribution Agreement (adding STKd 100% COIN & 100% NVDA ETF, STKd 100% NVDA & 100% MSTR ETF, STKd 100% MSTR & 100% COIN ETF, STKd 100% COIN & 100% HOOD ETF, STKd 100% NVDA & 100% AMD ETF, STKd 100% TSLA & 100% MSTR ETF, STKd 100% TSLA & 100% NVDA ETF, STKd 100% SMCI & 100% NVDA ETF, STKd 100% UBER & 100% TSLA ETF, STKd 100% META & 100% AMZN ETF, Defiance Leveraged Long MSTR ETF, Defiance Leveraged Long + Income MSTR ETF, Defiance Daily Target 2X Long HIMS ETF, Defiance Daily Target 2X Long IONQ ETF, Defiance Daily Target 2X Long RKLB ETF, Defiance Daily Target 2X Long CVNA ETF, Defiance Daily Target 2X Long HOOD ETF, Defiance Daily Target 2X Long VST ETF, Defiance Daily Target 2X Long JPM ETF, Defiance Daily Target 2X Long PENN ETF, Defiance Daily Target 2X Long SOUN ETF, Defiance Daily Target 2X Long MRVL ETF, Defiance Daily Target 2X Long RGTI ETF, Defiance Daily Target 2X Short RIOT ETF, Defiance Daily Target 2X Short SMCI ETF, Defiance Daily Target 2X Short LLY ETF, YieldMax® MSTR Short Option Income Strategy ETF, YieldMax® AMD Short Option Income Strategy ETF, YieldMax® AMZN Short Option Income Strategy ETF, YieldMax® MARA Short Option Income Strategy ETF, YieldMax® Bitcoin Short Option Income Strategy ETF, YieldMax® META Short Option Income Strategy ETF and YieldMax® SMCI Short Option Income Strategy ETF) previously filed with Post-Effective Amendment No. 327 on Form N-1A on March 11, 2025 and is incorporated herein by reference.

(23) Twenty-Fourth Amendment to the Distribution Agreement (adding Defiance Daily Target 2X Long DJT ETF, Defiance Daily Target 2X Long RDDT ETF, Return Stacked® U.S. Stocks & Gold/Bitcoin ETF, Defiance Trillion Dollar Club Index ETF, Defiance Nasdaq 100 LightningSpread™ Income ETF, Defiance S&P 500 LightningSpread™ Income ETF, Defiance Russell 2000 LightningSpread™ Income ETF, YieldMax® AI Performance & Distribution Target 25™ ETF, YieldMax® AMD Performance & Distribution Target 25™ ETF, YieldMax® AMZN Performance & Distribution Target 25™ ETF, YieldMax® COIN Performance & Distribution Target 25™ ETF, YieldMax® MARA Performance & Distribution Target 25™ ETF, YieldMax® MSTR Performance & Distribution Target 25™ ETF, YieldMax® NVDA Performance & Distribution Target 25™ ETF, YieldMax® PLTR Performance & Distribution Target 25™ ETF, YieldMax® SMCI Performance & Distribution Target 25™ ETF and YieldMax® TSLA Performance & Distribution Target 25™ ETF, Defiance Daily Target 2X Short CVNA ETF, Defiance Daily Target 2X Short IONQ ETF, Defiance Daily Target 2X Short PLTR ETF, Defiance Daily Target 2X Short RKLB ETF, Defiance Daily Target 2X Long ANET ETF, Defiance Daily Target 2X Long ARM ETF, Defiance Daily Target 2X Long PM ETF, Defiance Daily Target 2X Long UBER ETF, Hilton BDC Corporate Bond ETF, and Nicholas Crypto Income ETF), previously filed with Post-Effective Amendment No. 339 on Form N-1A on April 8, 2025 and is incorporated herein by reference.
(24) Twenty-Fifth Amendment to the Distribution Agreement (adding Defiance 2X Daily Long Pure Quantum ETF, Defiance MAGA Seven ETF, Defiance Daily Target 2X Long OKLO ETF, Defiance Daily Target 2X Long QBTS ETF, Defiance Daily Target 2X Short RGTI ETF, Defiance Daily Target 2X Short QBTS ETF, Defiance Nasdaq 100 Double Short Hedged ETF and YieldMax® Bitcoin Performance and Distribution Target 25TM ETF), previously filed with Post-Effective Amendment No. 366 on Form N-1A on June 17, 2025 and is incorporated herein by reference.
(25) Twenty-Sixth Amendment to the Distribution Agreement (adding Defiance Vol Carry Hedged ETF, Defiance Enhanced Short Vol ETF, Defiance Enhanced Long Vol ETF, YieldMax® AFRM Option Income Strategy ETF, YieldMax® APP Option Income Strategy ETF, YieldMax® ARM Option Income Strategy ETF, YieldMax® AVGO Option Income Strategy ETF, YieldMax® CRWD Option Income Strategy ETF, YieldMax® GME Option Income Strategy ETF, YieldMax® HIMS Option Income Strategy ETF, YieldMax® IONQ Option Income Strategy ETF, YieldMax® LLY Option Income Strategy ETF, YieldMax® RDDT Option Income Strategy ETF, YieldMax® SPOT Option Income Strategy ETF, YieldMax® UBER Option Income Strategy ETF, Defiance Leveraged Long + Income AAPL ETF, Defiance Leveraged Long + Income AMD ETF, Defiance Leveraged Long + Income AMZN ETF, Defiance Leveraged Long + Income BRK.B ETF, Defiance Leveraged Long + Income COIN ETF, Defiance Leveraged Long + Income GOOG ETF, Defiance Leveraged Long + Income HIMS ETF, Defiance Leveraged Long + Income HOOD ETF, Defiance Leveraged Long + Income META ETF, Defiance Leveraged Long + Income NFLX ETF, Defiance Leveraged Long + Income NVDA ETF, Defiance Leveraged Long + Income PLTR ETF, Defiance Leveraged Long + Income SMCI ETF and Defiance Leveraged Long + Income TSLA ETF), previously filed with Post-Effective Amendment No. 382 on Form N-1A on July 15, 2025, is hereby incorporated by reference.
(26) Twenty-Seventh Amendment to the Distribution Agreement (adding Defiance Leveraged Long + Income CRCL ETF, Defiance Leveraged Long + Income CRWV ETF, Defiance Leveraged Long + Income GLXY ETF, Defiance Leveraged Long + Income Magnificent Seven ETF, Defiance Leveraged Long + Income Nasdaq 100 ETF, Defiance Leveraged Long + Income S&P 500 ETF, Defiance Leveraged Long + Income Ethereum ETF and Defiance Leveraged Long + Income Bitcoin ETF, YieldMax® CRCL Option Income Strategy ETF, YieldMax® CRWV Option Income Strategy ETF, YieldMax® GLXY Option Income Strategy ETF, and YieldMax® U.S Stocks Target Double Distribution ETF), previously filed with Post-Effective Amendment No. 408 on Form N-1A on August 25, 2025, is hereby incorporated by reference.
(27) Twenty-Eighth Amendment to the Distribution Agreement (adding Defiance Daily Target 2X Long ALAB ETF, Defiance Daily Target 2X Long APLD ETF, Defiance Daily Target 2X Long AVAV ETF, Defiance Daily Target 2X Long JOBY ETF, Defiance Daily Target 2X Long KTOS ETF, Defiance Daily Target 2X Long LMND ETF, Defiance Daily Target 2X Long NBIS ETF, Defiance Daily Target 2X Long NVTS ETF, Defiance Daily Target 2X Long OSCR ETF, Defiance Daily Target 2X Long PONY ETF, Defiance Daily Target 2X Long RCAT ETF, Defiance Daily Target 2X Long RBRK ETF, Defiance Daily Target 2X Long ZETA ETF, Defiance Daily Target 2X Long ET ETF, Defiance Daily Target 2X Long FIG ETF, Defiance Daily Target 2X Long IREN ETF, Defiance Daily Target 2X Long MP ETF, Defiance Daily Target 2X Long QS ETF, Defiance Daily Target 2X Long AEO ETF, Defiance Daily Target 2X Long BLSH ETF, Defiance Daily Target 2X Long DASH ETF, and Defiance U.S. Dividend Equity Paid Weekly ETF), previously filed with Post-Effective Amendment No. 433 on Form N-1A on September 24, 2025, is hereby incorporated by reference.

(28) Twenty-Ninth Amendment to the Distribution Agreement (adding Defiance Leveraged Long BEAM ETF, Defiance Leveraged Long SBET ETF, Defiance Leveraged Long OPEN ETF, Defiance Leveraged Long EOSE ETF, Defiance Leveraged Long + Income BMNR ETF, Defiance Leveraged Long + Income SOFI ETF, Defiance Leveraged Long + Income XRP ETF, Defiance Leveraged Long + Income SOL ETF, CoreValues America First Technology Index ETF, Defiance Daily Target 2X Long CHWY ETF, Defiance Daily Target 2X Long CAVA ETF, Defiance Daily Target 2X Long ELF ETF, Defiance Daily Target 2X Long WYNN ETF, Defiance Daily Target 2X Long ESLT ETF, Defiance Daily Target 2X Long BMNR ETF, Defiance Daily Target 2X Short AMD ETF, Defiance Daily Target 2X Short APP ETF, Defiance Daily Target 2X Short ASTS ETF, Defiance Daily Target 2X Short AVGO ETF, Defiance Daily Target 2X Short BBAI ETF, Defiance Daily Target 2X Short BMNR ETF, Defiance Daily Target 2X Short CRCL ETF, Defiance Daily Target 2X Short HIMS ETF, Defiance Daily Target 2X Short HOOD ETF, Defiance Daily Target 2X Short INTC ETF, Defiance Daily Target 2X Short MRVL ETF, Defiance Daily Target 2X Short MU ETF, Defiance Daily Target 2X Short NVO ETF, Defiance Daily Target 2X Short OKLO ETF, Defiance Daily Target 2X Short OSCR ETF, Defiance Daily Target 2X Short SBET ETF, Defiance Daily Target 2X Short TSM ETF, Defiance Daily Target 2X Short UNH ETF, Defiance Leveraged Long DOCN ETF, Defiance Leveraged Long HTZ ETF, Defiance Leveraged Long NEGG ETF, Defiance Leveraged Long NMAX ETF, Defiance Leveraged Long RUM ETF, Defiance QTUM Options Income ETF, Defiance Daily Target 2X Long AA ETF, Defiance Daily Target 2X Long CAE ETF, Defiance Daily Target 2X Long CSCO ETF, Defiance Daily Target 2X Long EBAY ETF, Defiance Daily Target 2X Long EXEL ETF, Defiance Daily Target 2X Long IBKR ETF, Defiance Daily Target 2X Long KLAC ETF, Defiance Daily Target 2X Long MPWR ETF, Defiance Daily Target 2X Long PFE ETF, Defiance Daily Target 2X Long SE ETF, Defiance Daily Target 2X Long ERIC ETF and Defiance Daily Target 2X Long UPS ETF) – previously filed with Post-Effective Amendment No. 457 on Form N-1A on October 29, 2025 and is incorporated herein by reference.
(29) Thirtieth Amendment to the Distribution Agreement (adding Quantify 2X Daily All Cap Crypto ETF, Quantify 2X Daily Alt Season Crypto ETF, Quantify 2X Daily AltAlt Season Crypto ETF, YieldMax® Hundred Club ETFs, IncomeSTKd 1x US Stocks & 1x Bitcoin Premium ETF, IncomeSTKd 1x US Stocks & 1x Gold Premium ETF, IncomeSTKd 1x Bitcoin & 1x Gold Premium ETF, IncomeSTKd 1x Treasury & 1x Gold Premium ETF, IncomeSTKd 1x Bitcoin & 1x Treasury Premium ETF, IncomeSTKd 1x US Stocks & 1x Treasury Premium ETF, IncomeQ Bitcoin & Bitcoin Treasury mNAV Harvester ETF, IncomeQ Crypto & Crypto Treasury mNAV Harvester ETF, Defiance Daily Target 2X Short APLD ETF, Defiance Daily Target 2X Short ARM ETF, Defiance Daily Target 2X Short BE ETF, Defiance Daily Target 2X Short BITF ETF, Defiance Daily Target 2X Short CLSK ETF, Defiance Daily Target 2X Short CRWV ETF, Defiance Daily Target 2X Short IREN ETF, Defiance Daily Target 2X Short JOBY ETF, Defiance Daily Target 2X Short NBIS ETF, Defiance Daily Target 2X Short NVTS ETF, Defiance Daily Target 2X Short OPEN ETF, Defiance Daily Target 2X Short ORCL ETF, Defiance Daily Target 2X Short SMR ETF, Defiance Daily Target 2X Short SNOW ETF, Defiance Daily Target 2X Short UPST ETF, Defiance Daily Target 2X Long BITF ETF, Defiance Daily Target 2X Long CLS ETF, Defiance Daily Target 2X Long HPQ ETF, Defiance Daily Target 2X Long JMIA ETF, Defiance Daily Target 2X Long LUNR ETF, Defiance Daily Target 2X Long ONDS ETF, Defiance Daily Target 2X Long RKT ETF, Defiance Daily Target 2X Long PGY ETF, Defiance Daily Target 2X Long PL ETF, Defiance Daily Target 2X Long BE ETF, Defiance Daily Target 2X Long BIIB ETF, Defiance Daily Target 2X Long BTQ ETF, Defiance Daily Target 2X Long ETHM ETF, Defiance Daily Target 2X Long JBLU ETF, Defiance Daily Target 2X Long NOK ETF, Defiance Daily Target 2X Long OXY ETF, Defiance Daily Target 2X Long RMBS ETF, Defiance Daily Target 2X Long VRTX ETF, Defiance Daily Target 2X Long WING ETF, Defiance Daily Target 2X Long ZIM ETF,Defiance Long Pure Quantum ETF, and Defiance Daily Target 2X Long WLTH ETF), previously filed with Post-Effective Amendment No. 502 on Form N-1A on December 23, 2025 and is incorporated herein by reference.
(30) Thirty-First Amendment to the Distribution Agreement (adding Defiance 2X Daily Short Pure Quantum Computing Index ETF, 2X Daily Long Pure Drone and Aerial Automation ETF, Defiance Daily Target 2X Long CLF ETF, Defiance Daily Target 2X Long PLUG ETF, Defiance Daily Target 2X Long UUUU ETF, Defiance Daily Target 2X Long CCJ ETF, Defiance Daily Target 2X Long DNN ETF, Defiance Daily Target 2X Long HL ETF, Defiance Daily Target 2X Long NDAQ ETF, Defiance Daily Target 2X Long PAAS ETF, Defiance Daily Target 2X Long PATH ETF, Defiance Daily Target 2X Long POET ETF, Defiance Daily Target 2X Long COMM ETF, Defiance Daily Target 2X Long AMKR ETF, Defiance Daily Target 2X Short RKT ETF, Nicholas Gold Income ETF, Nicholas Silver Income ETF, Nicholas Nuclear Income ETF, Nicholas Defense and Rare Earth Income ETF, Chesapeake Trend-Following Fixed Income ETF, Defiance AdvMicrDev LightningSpread™ Income ETF, Defiance AAPL LightningSpread™ Income ETF, Defiance Blkstne LightningSpread™ Income ETF, Defiance CRCL LightningSpread™ Income ETF, Defiance COIN LightningSpread™ Income ETF, Defiance FcBk LightningSpread™ Income ETF, Defiance MSTR LightningSpread™ Income ETF, Defiance NVDA LightningSpread™ Income ETF, Defiance ORCL LightningSpread™ Income ETF, Defiance PLTR LightningSpread™ Income ETF, Defiance TSLA LightningSpread™ Income ETF, Defiance Bitcoin LightningSpread™ Income ETF, Defiance Ethereum LightningSpread™ Income ETF, Defiance Gold LightningSpread™ Income ETF, Defiance Gold Miners LightningSpread™ Income ETF, Defiance Silver LightningSpread™ Income ETF, Defiance Solana LightningSpread™ Income ETF, Defiance XRP LightningSpread™ Income ETF, YieldMax® Top Ten ETFs, Nicholas Bitcoin and Treasuries AfterDark ETF, Nicholas Bitcoin Tail ETF, YieldMax® WarTech & Cyber Defense Portfolio Option Income ETF, YieldMax® Strategic Metals & Mining Portfolio Option Income ETF, YieldMax® Digital Finance Ecosystem Portfolio Option Income ETF and YieldMax® RoboTech & Automation Portfolio Option Income ETF), previously filed with Post-Effective Amendment No. 517 on Form N-1A on January 26, 2026 and is incorporated herein by reference.

(31) Thirty-Second Amendment to the Distribution Agreement (adding Defiance Daily Target 2X Long AMTM ETF) - to be filed by amendment.
(32) Thirty-Third Amendment to the Distribution Agreement (adding Portfolio Building Block 1X Inverse US Large Cap Daily Target ETF and Portfolio Building Block 1X Inverse US Growth and Innovation Daily Target ETF) - to be filed by amendment.
(33) Thirty-Fourth Amendment to the Distribution Agreement (adding Defiance Daily Target 2X Long ABTC ETF, Defiance Daily Target 2X Long GCT ETF, Defiance Daily Target 2X Long LUMN ETF, Defiance Daily Target 2X Long MDLN ETF, Defiance Daily Target 2X Long PINS ETF, Defiance Daily Target 2X Long ROKU ETF, Defiance Daily Target 2X Long SATS ETF, Defiance Daily Target 2X Long SNDL ETF, Defiance Daily Target 2X Long TLRY ETF, Defiance Daily Target 2X Long WBD ETF and Defiance Daily Target 2X Long XOVR ETF) - to be filed by amendment.
(34) Thirty-Fifth Amendment to the Distribution Agreement (adding Defiance Space Data Center Leaders ETF and Defiance Pure Space Daily 2X Strategy ETF) - to be filed by amendment.
(35) Thirty-Sixth Amendment to the Distribution Agreement (adding Defiance Daily Target 2X Long Discord ETF) - to be filed by amendment.
(36) Thirty-Seventh Amendment to the Distribution Agreement (adding Defiance Daily Target 2X Long ASTS ETF, Defiance Daily Target 2X Long BKSY ETF, Defiance Daily Target 2X Long COHR ETF, Defiance Daily Target 2X Long ENVX ETF, Defiance Daily Target 2X Long FRSH ETF, Defiance Daily Target 2X Long GSAT ETF, Defiance Daily Target 2X Long JD ETF, Defiance Daily Target 2X Long LEU ETF, Defiance Daily Target 2X Long OUST ETF, Defiance Daily Target 2X Long RDW ETF, Defiance Daily Target 2X Long RVMD ETF, Defiance Daily Target 2X Long STX ETF and Defiance Daily Target 2X Long VSAT ETF) - to be filed by amendment
(37) Thirty-Eighth Amendment to the Distribution Agreement (adding Defiance Daily Target 2X Long RYAAY ETF, Defiance Daily Target 2X Long UMAC ETF, Defiance Daily Target 2X Long WYFI ETF, Defiance Daily Target 2X Long ABAT ETF, Defiance Daily Target 2X Long PRME ETF, Defiance Daily Target 2X Long KULR ETF, Defiance Daily Target 2X Long SPCE ETF, Defiance Daily Target 2X Long ALMU ETF, Defiance Daily Target 2X Long FJET ETF and Defiance Daily Target 2X Long RYCEY ETF) – to be filed by amendment.
(38) Thirty-Ninth Amendment to the Distribution Agreement (adding Fitz-Gerald Must Have Portfolio® ETF and Fitz-Gerald Must Have Portfolio® and Options Overlay ETF) – to be filed by amendment.
(39) Fortieth Amendment to the Distribution Agreement (adding Defiance Daily Target 2X Long OPTT ETF, Defiance Daily Target 2X Long SIDU ETF, Defiance Daily Target 2X Long SSNLF ETF, Defiance Daily Target 2X Long HXSCL ETF, and Defiance Daily Target 2X Long KRKNF ETF) – to be filed by amendment.
(40) Forty-First Amendment to the Distribution Agreement (adding Return Stacked® International Stocks & Managed Futures ETF) – to be filed by amendment.
(41) Forty-Second Amendment to the Distribution Agreement (adding Defiance Daily Target 2X Long AMPX ETF, Defiance Daily Target 2X Long BEAT ETF, Defiance Daily Target 2X Long KOPN ETF, Defiance Daily Target 2X Long LTRX ETF, Defiance Daily Target 2X Long OSS ETF, Defiance Daily Target 2X Long REKR ETF, Defiance Daily Target 2X Long VELO ETF, Defiance Daily Target 2X Long YALL ETF, and Defiance Daily Target 2X Long YSS ETF) – to be filed by amendment.
	(ii)	Distribution Agreement between the Trust and ALPS Distributors, Inc. (on behalf of Cambria Chesapeake Pure Trend ETF), previously filed with Post-Effective Amendment No. 338 on Form N-1A on April 4, 2025 and is incorporated herein by reference.
	(iii)	Form of Authorized Participant Agreement, previously filed with the Trusts registration statement on Form N-1A/A on July 12, 2022, is hereby incorporated by reference.
	(iv)	Distribution Services Agreement between Toroso Investments, LLC and Foreside Fund Services, LLC, previously filed with the Trusts registration statement on Form N-1A/A on July 12, 2022, is hereby incorporated by reference.
	(f)	Not applicable.
(g)	(i)	Custodian Agreement between the Trust and U.S. Bank National Association, previously filed with the Trusts registration statement on Form N-1A/A on July 12, 2022, is hereby incorporated by reference.
(1) First Amendment to the Custodian Agreement (adding YieldMax® AAPL Option Income Strategy ETF, YieldMax® AMZN Option Income Strategy ETF, YieldMax® BRK.B Option Income Strategy ETF, YieldMax® COIN Option Income Strategy ETF, YieldMax® META Option Income Strategy ETF, YieldMax® GOOG Option Income Strategy ETF, YieldMax® NFLX Option Income Strategy ETF, YieldMax® NVDA Option Income Strategy ETF, YieldMax® XYZ Option Income Strategy ETF, and YieldMax® TSLA Option Income ETF, YieldMax® ARKK Option Income ETF, YieldMax® KWEB Option Income ETF, YieldMax® GDX Option Income Strategy ETF, YieldMax® XBI Option Income Strategy ETF, and YieldMax® TLT Option Income Strategy ETF, and Senior Secured Credit Opportunities ETF), previously filed with Post-Effective Amendment No. 15 on Form N-1A on October 13, 2022 and is incorporated herein by reference.

(2) Third Amendment to the Custodian Agreement (adding Nicholas Fixed Income Alternative ETF), previously filed with Post-Effective Amendment No. 318 on Form N-1A on February 24, 2025 and is incorporated herein by reference.
(3) Fourth Amendment to the Custodian Agreement (adding Pinnacle Focused Opportunities ETF), previously filed with Post-Effective Amendment No. 45 on Form N-1A on December 28, 2022 and is incorporated herein by reference.
(4) Fifth Amendment to the Custodian Agreement (adding Return Stacked® Bonds & Managed Futures ETF and Return Stacked® Global Stocks & Bonds ETF) previously filed with Post-Effective Amendment No. 56 on Form N-1A on February 6, 2023 and is incorporated herein by reference.
(5) Sixth Amendment to the Custodian Agreement (adding DGA Absolute Return ETF), previously filed with Post-Effective Amendment No. 72 on Form N-1A on April 6, 2023 and is incorporated herein by reference.
(6) Seventh Amendment to the Custodian Agreement (adding Tactical Advantage ETF), previously filed with Post-Effective Amendment No. 72 on Form N-1A on April 6, 2023 and is incorporated herein by reference.
(7) Eighth Amendment to the Custodian Agreement (adding Roundhill Generative AI & Technology ETF), previously filed with Post-Effective Amendment No. 83 on Form N-1A on May 2, 2023 and is incorporated herein by reference.
(8) Ninth Amendment to the Custodian Agreement (adding Blueprint Chesapeake Multi-Asset Trend ETF), previously filed with Post-Effective Amendment No. 102 on Form N-1A on June 27, 2023 and is incorporated herein by reference.
(9) Tenth Amendment to the Custodian Agreement (adding Cboe Validus S&P 500 Dynamic PutWrite Index ETF, Grizzle Growth ETF, YieldMax® MSTR Option Income Strategy ETF, YieldMax® ABNB Option Income Strategy ETF, YieldMax® AMD Option Income Strategy ETF, YieldMax® MRNA Option Income Strategy ETF, YieldMax® PYPL Option Income Strategy ETF, YieldMax® DIS Option Income Strategy ETF, YieldMax® JPM Option Income Strategy ETF, YieldMax® MSFT Option Income Strategy ETF, and YieldMax® XOM Option Income Strategy ETF), previously filed with Post-Effective Amendment No. 107 on Form N-1A on July 25, 2023 and is incorporated herein by reference.
(10) Eleventh Amendment to the Custodian Agreement (adding Return Stacked® U.S. Stocks & Managed Futures ETF, Defiance Nasdaq 100 Weekly Distribution ETF, Defiance Nasdaq 100 Target 30 Weekly Distribution ETF, Defiance S&P 500 Weekly Distribution ETF, Defiance S&P 500 Target 30 Weekly Distribution ETF and Defiance R2000 Weekly Distribution ETF), previously filed with Post-Effective Amendment No. 117 on Form N-1A on August 25, 2023 and is incorporated herein by reference.
(11) Twelfth Amendment to the Custodian Agreement (adding CoreValues Alpha Greater China Growth ETF, YieldMax® ADBE Option Income Strategy ETF, YieldMax® AI Option Income Strategy ETF, YieldMax® BA Option Income Strategy ETF, YieldMax® BIIB Option Income Strategy ETF, YieldMax® INTC Option Income Strategy ETF, YieldMax® NKE Option Income Strategy ETF, YieldMax® ORCL Option Income Strategy ETF, YieldMax® ROKU Option Income Strategy ETF, YieldMax® SNOW Option Income Strategy ETF, YieldMax® TGT Option Income Strategy ETF and YieldMax® ZM Option Income Strategy ETF), previously filed with Post-Effective Amendment No. 130 on Form N-1A on October 6, 2023 and is incorporated herein by reference.
(12) Thirteenth Amendment to the Custodian Agreement (adding Hilton Small-MidCap Opportunity ETF), previously filed with Post-Effective Amendment No. 135 on Form N-1A on November 20, 2023 and is incorporated herein by reference.
(13) Fourteenth Amendment to the Custodian Agreement (adding YieldMax® Universe Fund of Option Income ETFs, YieldMax® Magnificent 7 Fund of Option Income ETFs and Defiance Treasury Alternative Yield ETF), previously filed with Post-Effective Amendment No. 153 on Form N-1A on January 8, 2024 and is incorporated herein by reference.
(14) Fifteenth Amendment to the Custodian Agreement (adding Defiance Developed Markets Enhanced Options Income ETF, Defiance Emerging Markets Enhanced Options Income ETF, Defiance Nasdaq 100 Target Income ETF, Defiance S&P 500 Target Income ETF, Defiance R2000 Target Income ETF Quantify Absolute Income ETF, iREIT - MarketVector Quality REIT Index ETF, YieldMax® Ultra Option Income Strategy ETF and YieldMax® MSTR Option Income Strategy ETF), previously filed with Post-Effective Amendment No. 171 on Form N-1A on February 16, 2024 and is incorporated herein by reference.
(15) Sixteenth Amendment to the Custodian Agreement (adding YieldMax® TSLA Short Option Income Strategy ETF, YieldMax® Innovation Short Option Income Strategy ETF, YieldMax® NVDA Short Option Income Strategy ETF, YieldMax® COIN Short Option Income Strategy ETF, YieldMax® AAPL Short Option Income Strategy ETF, YieldMax® N100 Short Option Income Strategy ETF and Carbon Collective Short Duration Green Bond ETF), previously filed with Post-Effective Amendment No. 182 on Form N-1A on March 4, 2024 and is incorporated herein by reference.
(16) Seventeenth Amendment to the Custodian Agreement (adding Even Herd Long Short ETF, Peerless Option Wheel ETF, Return Stacked® Bonds & Futures Yield ETF, Return Stacked® U.S. Equity & Futures Yield ETF and YieldMax® Bitcoin Option Income Strategy ETF), previously filed with Post-Effective Amendment No. 194 on Form N-1A on March 26, 2024 and is incorporated herein by reference.
(17) Eighteenth Amendment to the Custodian Agreement (adding Defiance Gold Enhanced Options Income ETF, Defiance Silver Enhanced Options Income ETF, Defiance Oil Enhanced Options Income ETF, Defiance Treasury Enhanced Options Income ETF and Clockwise U.S. Core Equity ETF), previously filed with Post-Effective Amendment No. 206 on Form N-1A on April 29, 2024 and is incorporated herein by reference.
(18) Nineteenth Amendment to the Custodian Agreement (adding Cambria Chesapeake Pure Trend ETF, Defiance Daily Target 2X Short MSTR ETF, Defiance Daily Target 2X Long RIOT ETF (formerly known as Defiance Daily Target 2X Long Carbon ETF), Defiance Daily Target 2X Long Copper ETF, Defiance Daily Target 2X Long China Dragons ETF (formerly known as Defiance Daily Target 2X Long Lithium ETF), Defiance Daily Target 2X Long LLY ETF, Defiance Daily Target 2X Long MSTR ETF, Defiance Daily Target 2X Long NVO ETF, Defiance Daily Target 2X Long AVGO ETF, Defiance Daily Target 2X Long SMCI ETF, Defiance Daily Target 2X Long Solar ETF and Defiance Daily Target 2X Long Uranium ETF), previously filed with Post-Effective Amendment No. 213 on Form N-1A on May 21, 2024 and is incorporated herein by reference.

(19) Twentieth Amendment to the Custodian Agreement (adding Nicholas Global Equity and Income ETF, YieldMax® BABA Option Income Strategy ETF, YieldMax® CVNA Option Income Strategy ETF, YieldMax® DKNG Option Income Strategy ETF, YieldMax® HOOD Option Income Strategy ETF, YieldMax® JD Option Income Strategy ETF, YieldMax® MARA Option Income Strategy ETF, YieldMax® PDD Option Income Strategy ETF, YieldMax® PLTR Option Income Strategy ETF, YieldMax® RBLX Option Income Strategy ETF, YieldMax® SHOP Option Income Strategy ETF, YieldMax® SMCI Option Income Strategy ETF, and YieldMax® TSM Option Income Strategy ETF), previously filed with Post-Effective Amendment No. 237 on Form N-1A on July 18, 2024 and is incorporated herein by reference.
(20) Twenty-First Amendment to the Custodian Agreement (adding YieldMax® Ether Option Income Strategy ETF, STKd 100% Bitcoin & 100% Gold ETF and Defiance Large Cap ex-Mag 7 ETF), previously filed with Post-Effective Amendment No. 261 on Form N-1A on September 18, 2024, and is incorporated herein by reference.
(21) Twenty-Second Amendment to the Custodian Agreement (adding YieldMax® Target 12™ Semiconductor Option Income ETF, YieldMax® Target 12™ Biotech & Pharma Option Income ETF, YieldMax® Target 12™ Energy Option Income ETF, YieldMax® Target 12™ Real Estate Option Income ETF, YieldMax® Target 12™ Tech & Innovation Option Income ETF, YieldMax® Target 12™ Big 50 Option Income ETF, YieldMax® Dorsey Wright Hybrid 5 Income ETF, YieldMax® Dorsey Wright Featured 5 Income ETF, YieldMax® AI & Tech Portfolio Option Income ETF, YieldMax® Crypto Industry & Tech Portfolio Option Income ETF, YieldMax® China Portfolio Option Income ETF, YieldMax® Semiconductor Portfolio Option Income ETF, YieldMax® Biotech & Pharma Portfolio Option Income ETF, YieldMax® Ultra Short Option Income Strategy ETF and Return Stacked® Bonds & Merger Arbitrage ETF), previously filed with Post-Effective Amendment No. 280 on Form N-1A on November 22, 2024, and is incorporated herein by reference.
(22) Twenty-Third Amendment to the Custodian Agreement (adding Defiance Daily Target 2X Long SOFI ETF, Defiance Daily Target 2X Long AMAT ETF, Defiance Daily Target 2X Long B ETF, Defiance Daily Target 2X Long ORCL ETF, Defiance Daily Target 2X Long FSLR ETF, Defiance Daily Target 2X Long DKNG ETF, Defiance Hot Sauce Daily 3X Strategy ETF, Defiance AI & Power Infrastructure ETF, YieldMax® Nasdaq 100 0DTE Covered Call Strategy ETF, YieldMax® S&P 500 0DTE Covered Call Strategy ETF and YieldMax® R2000 0DTE Covered Call Strategy ETF), previously filed with Post-Effective Amendment No. 299 on Form N-1A on January 14, 2025 and is incorporated herein by reference.
(23) Twenty-Fourth Amendment to the Custodian Agreement (adding STKd 100% COIN & 100% NVDA ETF, STKd 100% NVDA & 100% MSTR ETF, STKd 100% MSTR & 100% COIN ETF, STKd 100% COIN & 100% HOOD ETF, STKd 100% NVDA & 100% AMD ETF, STKd 100% TSLA & 100% MSTR ETF, STKd 100% TSLA & 100% NVDA ETF, STKd 100% SMCI & 100% NVDA ETF, STKd 100% UBER & 100% TSLA ETF and STKd 100% META & 100% AMZN ETF, Defiance Leveraged Long MSTR ETF, Defiance Leveraged Long + Income MSTR ETF, Defiance Daily Target 2X Long HIMS ETF, Defiance Daily Target 2X Long IONQ ETF, Defiance Daily Target 2X Long RKLB ETF, Defiance Daily Target 2X Long CVNA ETF, Defiance Daily Target 2X Long HOOD ETF, Defiance Daily Target 2X Long VST ETF, Defiance Daily Target 2X Long JPM ETF, Defiance Daily Target 2X Long PENN ETF, Defiance Daily Target 2X Long SOUN ETF, Defiance Daily Target 2X Long MRVL ETF, Defiance Daily Target 2X Long RGTI ETF, YieldMax® MSTR Short Option Income Strategy ETF, YieldMax® AMD Short Option Income Strategy ETF, YieldMax® AMZN Short Option Income Strategy ETF, YieldMax® MARA Short Option Income Strategy ETF, YieldMax® Bitcoin Short Option Income Strategy ETF, YieldMax® META Short Option Income Strategy ETF, YieldMax® SMCI Short Option Income Strategy ETF), previously filed with Post-Effective Amendment No. 316 on Form N-1A on February 24, 2025 and is incorporated herein by reference.
(24) Twenty-Fifth Amendment to the Custodian Agreement (adding Defiance Daily Target 2X Short RIOT ETF, Defiance Daily Target 2X Short SMCI ETF and Defiance Daily Target 2X Short LLY ETF), previously filed with Post-Effective Amendment No. 336 on Form N-1A on March 31, 2025 and is incorporated herein by reference.
(25) Twenty-Sixth Amendment to the Custodian Agreement (adding Defiance Daily Target 2X Long DJT ETF, Defiance Daily Target 2X Long RDDT ETF, Return Stacked® U.S. Stocks & Gold/Bitcoin ETF, Defiance Trillion Dollar Club Index ETF, Defiance Nasdaq 100 LightningSpread™ Income ETF, Defiance S&P 500 LightningSpread™ Income ETF, Defiance Russell 2000 LightningSpread™ Income ETF, YieldMax® AI Performance & Distribution Target 25™ ETF, YieldMax® AMD Performance & Distribution Target 25™ ETF, YieldMax® AMZN Performance & Distribution Target 25™ ETF, YieldMax® COIN Performance & Distribution Target 25™ ETF, YieldMax® MARA Performance & Distribution Target 25™ ETF, YieldMax® MSTR Performance & Distribution Target 25™ ETF, YieldMax® NVDA Performance & Distribution Target 25™ ETF, YieldMax® PLTR Performance & Distribution Target 25™ ETF, YieldMax® SMCI Performance & Distribution Target 25™ ETF and YieldMax® TSLA Performance & Distribution Target 25™ ETF, Defiance Daily Target 2X Short CVNA ETF, Defiance Daily Target 2X Short IONQ ETF, Defiance Daily Target 2X Short PLTR ETF, Defiance Daily Target 2X Short RKLB ETF, Defiance Daily Target 2X Long ANET ETF, Defiance Daily Target 2X Long ARM ETF, Defiance Daily Target 2X Long PM ETF, Defiance Daily Target 2X Long UBER ETF, Hilton BDC Corporate Bond ETF, and Nicholas Crypto Income ETF), previously filed with Post-Effective Amendment No. 342 on Form N-1A on April 25, 2025 and is incorporated herein by reference.

(26) Twenty-Seventh Amendment to the Custodian Agreement (adding Defiance 2X Daily Long Pure Quantum ETF, Defiance MAGA Seven ETF, Defiance Daily Target 2X Long OKLO ETF, Defiance Daily Target 2X Long QBTS ETF, Defiance Daily Target 2X Short RGTI ETF, Defiance Daily Target 2X Short QBTS ETF, Defiance Nasdaq 100 Double Short Hedged ETF and YieldMax® Bitcoin Performance & Distribution Target 25™ ETF), previously filed with Post-Effective Amendment No. 366 on Form N-1A on June 17, 2025 and is incorporated herein by reference.
(27) Twenty-Eighth Amendment to the Custodian Agreement (adding Defiance Vol Carry Hedged ETF, Defiance Enhanced Short Vol ETF, Defiance Enhanced Long Vol ETF Defiance Leveraged Long + Income AAPL ETF, Defiance Leveraged Long + Income AMD ETF, Defiance Leveraged Long + Income AMZN ETF, Defiance Leveraged Long + Income BRK.B ETF, Defiance Leveraged Long + Income COIN ETF, Defiance Leveraged Long + Income GOOG ETF, Defiance Leveraged Long + Income HIMS ETF, Defiance Leveraged Long + Income HOOD ETF, Defiance Leveraged Long + Income META ETF, Defiance Leveraged Long + Income NFLX ETF, Defiance Leveraged Long + Income NVDA ETF, Defiance Leveraged Long + Income PLTR ETF, Defiance Leveraged Long + Income SMCI ETF, Defiance Leveraged Long + Income TSLA ETF, YieldMax® AFRM Option Income Strategy ETF, YieldMax® APP Option Income Strategy ETF, YieldMax® ARM Option Income Strategy ETF, YieldMax® AVGO Option Income Strategy ETF, YieldMax® CRWD Option Income Strategy ETF, YieldMax® GME Option Income Strategy ETF, YieldMax® HIMS Option Income Strategy ETF, YieldMax® IONQ Option Income Strategy ETF, YieldMax® LLY Option Income Strategy ETF, YieldMax® RDDT Option Income Strategy ETF, YieldMax® SPOT Option Income Strategy ETF and YieldMax® UBER Option Income Strategy ETF), previously filed with Post-Effective Amendment No. 391 on Form N-1A on August 4, 2025 and is incorporated herein by reference.
(28) Twenty-Ninth Amendment to the Custodian Agreement (adding YieldMax® CRCL Option Income Strategy ETF, YieldMax® CRWV Option Income Strategy ETF, YieldMax® GLXY Option Income Strategy ETF, Defiance Leveraged Long + Income CRCL ETF, Defiance Leveraged Long + Income CRWV ETF, Defiance Leveraged Long + Income GLXY ETF, Defiance Leveraged Long + Income Magnificent Seven ETF, Defiance Leveraged Long + Income Nasdaq 100 ETF, Defiance Leveraged Long + Income S&P 500 ETF, Defiance Leveraged Long + Income Ethereum ETF, Defiance Leveraged Long + Income Bitcoin ETF, and YieldMax® U.S Stocks Target Double Distribution ETF), previously filed with Post-Effective Amendment No. 421 on Form N-1A on September 8, 2025 and is incorporated herein by reference.
(29) Thirtieth Amendment to the Custodian Agreement (adding Defiance Daily Target 2X Long ALAB ETF, Defiance Daily Target 2X Long APLD ETF, Defiance Daily Target 2X Long AVAV ETF, Defiance Daily Target 2X Long JOBY ETF, Defiance Daily Target 2X Long KTOS ETF, Defiance Daily Target 2X Long LMND ETF, Defiance Daily Target 2X Long NBIS ETF, Defiance Daily Target 2X Long NVTS ETF, Defiance Daily Target 2X Long OSCR ETF, Defiance Daily Target 2X Long PONY ETF, Defiance Daily Target 2X Long RCAT ETF, Defiance Daily Target 2X Long RBRK ETF, Defiance Daily Target 2X Long ZETA ETF, Defiance Daily Target 2X Long AEO ETF, Defiance Daily Target 2X Long BLSH ETF, Defiance Daily Target 2X Long DASH ETF, Defiance Daily Target 2X Long MRNA ETF, Defiance Daily Target 2X Long ET ETF, Defiance Daily Target 2X Long FIG ETF, Defiance Daily Target 2X Long IREN ETF, Defiance Daily Target 2X Long MP ETF, Defiance Daily Target 2X Long QS ETF and Defiance U.S. Dividend Equity Paid Weekly ETF), previously filed with Post-Effective Amendment No. 446 on Form N-1A on October 17, 2025 and is incorporated herein by reference.
(30) Thirty-First Amendment to the Custodian Agreement (adding Defiance Leveraged Long BEAM ETF, Defiance Leveraged Long SBET ETF, Defiance Leveraged Long OPEN ETF, Defiance Leveraged Long EOSE ETF, Defiance Leveraged Long + Income BMNR ETF, Defiance Leveraged Long + Income SOFI ETF, Defiance Leveraged Long + Income XRP ETF, Defiance Leveraged Long + Income SOL ETF, CoreValues America First Technology Index ETF, Defiance Daily Target 2X Long CHWY ETF, Defiance Daily Target 2X Long CAVA ETF, Defiance Daily Target 2X Long ELF ETF, Defiance Daily Target 2X Long WYNN ETF, Defiance Daily Target 2X Long ESLT ETF, Defiance Daily Target 2X Long BMNR ETF, Defiance Daily Target 2X Short AMD ETF, Defiance Daily Target 2X Short APP ETF, Defiance Daily Target 2X Short ASTS ETF, Defiance Daily Target 2X Short AVGO ETF, Defiance Daily Target 2X Short BBAI ETF, Defiance Daily Target 2X Short BMNR ETF, Defiance Daily Target 2X Short CRCL ETF, Defiance Daily Target 2X Short HIMS ETF, Defiance Daily Target 2X Short HOOD ETF, Defiance Daily Target 2X Short INTC ETF, Defiance Daily Target 2X Short MRVL ETF, Defiance Daily Target 2X Short MU ETF, Defiance Daily Target 2X Short NVO ETF, Defiance Daily Target 2X Short OKLO ETF, Defiance Daily Target 2X Short OSCR ETF, Defiance Daily Target 2X Short SBET ETF, Defiance Daily Target 2X Short TSM ETF, Defiance Daily Target 2X Short UNH ETF, Defiance Leveraged Long DOCN ETF, Defiance Leveraged Long HTZ ETF, Defiance Leveraged Long NEGG ETF, Defiance Leveraged Long NMAX ETF, Defiance Leveraged Long RUM ETF, Defiance QTUM Options Income ETF, Defiance Daily Target 2X Long AA ETF, Defiance Daily Target 2X Long CAE ETF, Defiance Daily Target 2X Long CSCO ETF, Defiance Daily Target 2X Long EBAY ETF, Defiance Daily Target 2X Long EXEL ETF, Defiance Daily Target 2X Long IBKR ETF, Defiance Daily Target 2X Long KLAC ETF, Defiance Daily Target 2X Long MPWR ETF, Defiance Daily Target 2X Long PFE ETF, Defiance Daily Target 2X Long SE ETF, Defiance Daily Target 2X Long ERIC ETF and Defiance Daily Target 2X Long UPS ETF), previously filed with Post-Effective Amendment No. 463 on Form N-1A on November 10, 2025 and is incorporated herein by reference.

(31) Thirty-Second Amendment to the Custodian Agreement (adding Quantify 2X Daily All Cap Crypto ETF, Quantify 2X Daily Alt Season Crypto ETF, Quantify 2X Daily AltAlt Season Crypto ETF, YieldMax® Hundred Club ETFs, IncomeSTKd 1x US Stocks & 1x Bitcoin Premium ETF, IncomeSTKd 1x US Stocks & 1x Gold Premium ETF, IncomeSTKd 1x Bitcoin & 1x Gold Premium ETF, IncomeSTKd 1x Treasury & 1x Gold Premium ETF, IncomeSTKd 1x Bitcoin & 1x Treasury Premium ETF, IncomeSTKd 1x US Stocks & 1x Treasury Premium ETF, IncomeQ Bitcoin & Bitcoin Treasury mNAV Harvester ETF, IncomeQ Crypto & Crypto Treasury mNAV Harvester ETF, Defiance Daily Target 2X Short APLD ETF, Defiance Daily Target 2X Short ARM ETF, Defiance Daily Target 2X Short BE ETF, Defiance Daily Target 2X Short BITF ETF, Defiance Daily Target 2X Short CLSK ETF, Defiance Daily Target 2X Short CRWV ETF, Defiance Daily Target 2X Short IREN ETF, Defiance Daily Target 2X Short JOBY ETF, Defiance Daily Target 2X Short NBIS ETF, Defiance Daily Target 2X Short NVTS ETF, Defiance Daily Target 2X Short OPEN ETF, Defiance Daily Target 2X Short ORCL ETF, Defiance Daily Target 2X Short SMR ETF, Defiance Daily Target 2X Short SNOW ETF, Defiance Daily Target 2X Short UPST ETF, Defiance Daily Target 2X Long BITF ETF, Defiance Daily Target 2X Long CLS ETF, Defiance Daily Target 2X Long HPQ ETF, Defiance Daily Target 2X Long JMIA ETF, Defiance Daily Target 2X Long LUNR ETF, Defiance Daily Target 2X Long ONDS ETF, Defiance Daily Target 2X Long RKT ETF, Defiance Daily Target 2X Long PGY ETF, Defiance Daily Target 2X Long PL ETF, Defiance Daily Target 2X Long BE ETF, Defiance Daily Target 2X Long BIIB ETF, Defiance Daily Target 2X Long BTQ ETF, Defiance Daily Target 2X Long ETHM ETF, Defiance Daily Target 2X Long JBLU ETF, Defiance Daily Target 2X Long NOK ETF, Defiance Daily Target 2X Long OXY ETF, Defiance Daily Target 2X Long RMBS ETF, Defiance Daily Target 2X Long VRTX ETF, Defiance Daily Target 2X Long WING ETF, Defiance Daily Target 2X Long ZIM ETF, Defiance Long Pure Quantum ETF, and Defiance Daily Target 2X Long WLTH ETF), previously filed with Post-Effective Amendment No. 502 on Form N-1A on December 23, 2025 and is incorporated herein by reference.
(32) Thirty-Third Amendment to the Custodian Agreement (adding Chesapeake Trend-Following Fixed Income ETF, Defiance 2X Daily Long Pure Drone and Aerial Automation ETF, Defiance 2X Daily Short Pure Quantum Computing Index ETF, Defiance Daily Target 2X Long CLF ETF, Defiance Daily Target 2X Long PLUG ETF, Defiance Daily Target 2X Long UUUU ETF, Defiance Daily Target 2X Long CCJ ETF, Defiance Daily Target 2X Long DNN ETF, Defiance Daily Target 2X Long HL ETF, Defiance Daily Target 2X Long NDAQ ETF, Defiance Daily Target 2X Long PAAS ETF, Defiance Daily Target 2X Long PATH ETF, Defiance Daily Target 2X Long POET ETF, Defiance Daily Target 2X Long COMM ETF, Defiance Daily Target 2X Long AMKR ETF, Defiance Daily Target 2X Short RKT ETF, Defiance AdvMicrDev LightningSpread™ Income ETF, Defiance AAPL LightningSpread™ Income ETF, Defiance Blkstne LightningSpread™ Income ETF, Defiance CRCL LightningSpread™ Income ETF, Defiance COIN LightningSpread™ Income ETF, Defiance FcBk LightningSpread™ Income ETF, Defiance MSTR LightningSpread™ Income ETF, Defiance NVDA LightningSpread™ Income ETF, Defiance ORCL LightningSpread™ Income ETF, Defiance PLTR LightningSpread™ Income ETF, Defiance TSLA LightningSpread™ Income ETF, Nicholas Bitcoin and Treasuries AfterDark ETF, Nicholas Bitcoin Tail ETF, Nicholas Gold Income ETF, Nicholas Silver Income ETF, Nicholas Nuclear Income ETF, Nicholas Defense and Rare Earth Income ETF, YieldMax® WarTech & Cyber Defense Portfolio Option Income ETF, YieldMax® Strategic Metals & Mining Portfolio Option Income ETF, YieldMax® Digital Finance Ecosystem Portfolio Option Income ETF, YieldMax® RoboTech & Automation Portfolio Option Income ETF and YieldMax® Top Ten ETFs), previously filed with Post-Effective Amendment No. 517 on Form N-1A on January 26, 2026 and is incorporated herein by reference.
(33) Thirty-Fourth Amendment to the Custodian Agreement (adding, Defiance Bitcoin LightningSpread™ Income ETF, Defiance Ethereum LightningSpread™ Income ETF, Defiance Gold LightningSpread™ Income ETF, Defiance Gold Miners LightningSpread™ Income ETF, Defiance Silver LightningSpread™ Income ETF, Defiance Solana LightningSpread™ Income ETF, and Defiance XRP LightningSpread™ Income ETF), previously filed with Post-Effective Amendment No. 527 on Form N-1A on February 9, 2026, and is incorporated herein by reference.
(34) Thirty-Fifth Amendment to the Custodian Agreement (adding Defiance Daily Target 2X Long AMTM ETF) - to be filed by amendment.
(35) Thirty-Sixth Amendment to the Custodian Agreement (adding Portfolio Building Block 1X Inverse US Large Cap Daily Target ETF and Portfolio Building Block 1X Inverse US Growth and Innovation Daily Target ETF) - to be filed by amendment.
(36) Thirty-Seventh Amendment to the Custodian Agreement (adding Defiance Daily Target 2X Long ABTC ETF, Defiance Daily Target 2X Long GCT ETF, Defiance Daily Target 2X Long LUMN ETF, Defiance Daily Target 2X Long MDLN ETF, Defiance Daily Target 2X Long PINS ETF, Defiance Daily Target 2X Long ROKU ETF, Defiance Daily Target 2X Long SATS ETF, Defiance Daily Target 2X Long SNDL ETF, Defiance Daily Target 2X Long TLRY ETF, Defiance Daily Target 2X Long WBD ETF and Defiance Daily Target 2X Long XOVR ETF) - to be filed by amendment.
(37) Thirty-Eighth Amendment to the Custodian Agreement (adding Defiance Space Data Center Leaders ETF and Defiance Pure Space Daily 2X Strategy ETF) - to be filed by amendment.
(38) Thirty-Ninth Amendment to the Custodian Agreement (adding Defiance Daily Target 2X Long Discord ETF) - to be filed by amendment.
(39) Fortieth Amendment to the Custodian Agreement (adding Defiance Daily Target 2X Long ASTS ETF, Defiance Daily Target 2X Long BKSY ETF, Defiance Daily Target 2X Long COHR ETF, Defiance Daily Target 2X Long ENVX ETF, Defiance Daily Target 2X Long FRSH ETF, Defiance Daily Target 2X Long GSAT ETF, Defiance Daily Target 2X Long JD ETF, Defiance Daily Target 2X Long LEU ETF, Defiance Daily Target 2X Long OUST ETF, Defiance Daily Target 2X Long RDW ETF, Defiance Daily Target 2X Long RVMD ETF, Defiance Daily Target 2X Long STX ETF and Defiance Daily Target 2X Long VSAT ETF) - to be filed by amendment.

(40) Forty-First Amendment to the Custodian Agreement (adding Defiance Daily Target 2X Long RYAAY ETF, Defiance Daily Target 2X Long UMAC ETF, Defiance Daily Target 2X Long WYFI ETF, Defiance Daily Target 2X Long ABAT ETF, Defiance Daily Target 2X Long PRME ETF, Defiance Daily Target 2X Long KULR ETF, Defiance Daily Target 2X Long SPCE ETF, Defiance Daily Target 2X Long ALMU ETF, Defiance Daily Target 2X Long FJET ETF and Defiance Daily Target 2X Long RYCEY ETF) – to be filed by amendment.
(41) Forty-Second Amendment to the Custodian Agreement (adding Fitz-Gerald Must Have Portfolio® ETF and Fitz-Gerald Must Have Portfolio® and Options Overlay ETF) – to be filed by amendment.
(42) Forty-Third Amendment to the Custodian Agreement (adding Defiance Daily Target 2X Long OPTT ETF, Defiance Daily Target 2X Long SIDU ETF, Defiance Daily Target 2X Long SSNLF ETF, Defiance Daily Target 2X Long HXSCL ETF, and Defiance Daily Target 2X Long KRKNF ETF) – to be filed by amendment.
(43) Forty-Fourth Amendment to the Custodian Agreement (adding Return Stacked® International Stocks & Managed Futures ETF) – to be filed by amendment.
(44) Forty-Fifth Amendment to the Custodian Agreement (adding Defiance Daily Target 2X Long AMPX ETF, Defiance Daily Target 2X Long BEAT ETF, Defiance Daily Target 2X Long KOPN ETF, Defiance Daily Target 2X Long LTRX ETF, Defiance Daily Target 2X Long OSS ETF, Defiance Daily Target 2X Long REKR ETF, Defiance Daily Target 2X Long VELO ETF, Defiance Daily Target 2X Long YALL ETF, and Defiance Daily Target 2X Long YSS ETF) – to be filed by amendment.
	(ii)	Semi-Transparent ETF Custody Agreement between Tidal Trust II and U.S. Bank National Association, previously filed with Post-Effective Amendment No. 74 on Form N-1A on April 11, 2023 and is incorporated herein by reference.
(h)	(i)	Fund Administration Servicing Agreement between the Trust and Tidal ETF Services LLC, previously filed with the Trusts registration statement on Form N-1A/A on July 12, 2022, is hereby incorporated by reference.
(1) First Amendment to the Fund Administration Servicing Agreement (adding YieldMax® AAPL Option Income Strategy ETF, YieldMax® AMZN Option Income Strategy ETF, YieldMax® BRK.B Option Income Strategy ETF, YieldMax® COIN Option Income Strategy ETF, YieldMax® META Option Income Strategy ETF, YieldMax® GOOG Option Income Strategy ETF, YieldMax® NFLX Option Income Strategy ETF, YieldMax® NVDA Option Income Strategy ETF, YieldMax® XYZ Option Income Strategy ETF, YieldMax® TSLA Option Income Strategy ETF, YieldMax® ARKK Option Income Strategy ETF, YieldMax® KWEB Option Income Strategy ETF, YieldMax® GDX Option Income Strategy ETF, YieldMax® XBI Option Income Strategy ETF, and YieldMax® TLT Option Income Strategy ETF and Senior Secured Credit Opportunities ETF), previously filed with Post-Effective Amendment No. 15 on Form N-1A on October 13, 2022 and is incorporated herein by reference.
(2) Third Amendment to the Fund Administration Servicing Agreement (adding Nicholas Fixed Income Alternative ETF), previously filed with Post-Effective Amendment No. 34 on Form N-1A on November 22, 2022 and is incorporated herein by reference.
(3) Fourth Amendment to the Fund Administration Servicing Agreement (adding Pinnacle Focused Opportunities ETF and Veridien Climate Action ETF), previously filed with Post-Effective Amendment No. 45 on Form N-1A on December 28, 2022 and is incorporated herein by reference.
(4) Fifth Amendment to the Fund Administration Servicing Agreement (adding Return Stacked® Bonds & Managed Futures ETF and Return Stacked® Global Stocks & Bonds ETF), previously filed with Post-Effective Amendment No. 56 on Form N-1A on February 6, 2023 and is incorporated herein by reference.
(5) Sixth Amendment to the Fund Administration Servicing Agreement (adding DGA Absolute Return ETF), previously filed with Post-Effective Amendment No. 72 on Form N-1A on April 6, 2023 and is incorporated herein by reference.
(6) Seventh Amendment to the Fund Administration Servicing Agreement (adding Tactical Advantage ETF), previously filed with Post-Effective Amendment No. 72 on Form N-1A on April 6, 2023 and is incorporated herein by reference.
(7) Eighth Amendment to the Fund Administration Servicing Agreement (adding Roundhill Generative AI & Technology ETF), previously filed with Post-Effective Amendment No. 83 on Form N-1A on May 2, 2023 and is incorporated herein by reference.
(8) Ninth Amendment to the Fund Administration Servicing Agreement (adding Blueprint Chesapeake Multi-Asset Trend ETF), previously filed with Post-Effective Amendment No. 102 on Form N-1A on June 27, 2023 and is incorporated herein by reference.
(9) CCO Services Amendment to Fund Administration Servicing Agreement, previously filed with Post-Effective Amendment No. 88 on Form N-1A on May 12, 2023 and is incorporated herein by reference.
(10) Tenth Amendment to the Fund Administration Servicing Agreement (adding Cboe Validus S&P 500 Dynamic PutWrite Index ETF, Grizzle Growth ETF, YieldMax® MSTR Option Income Strategy ETF, YieldMax® ABNB Option Income Strategy ETF, YieldMax® AMD Option Income Strategy ETF, YieldMax® MRNA Option Income Strategy ETF, YieldMax® PYPL Option Income Strategy ETF, YieldMax® DIS Option Income Strategy ETF, YieldMax® JPM Option Income Strategy ETF, YieldMax® MSFT Option Income Strategy ETF, and YieldMax® XOM Option Income Strategy ETF), previously filed with Post-Effective Amendment No. 107 on Form N-1A on July 25, 2023 and is incorporated herein by reference.

(11) Eleventh Amendment to the Fund Administration Servicing Agreement (adding Return Stacked® U.S. Stocks & Managed Futures ETF, Defiance Nasdaq 100 Weekly Distribution ETF, Defiance S&P 500 Weekly Distribution ETF and Defiance R2000 Weekly Distribution ETF), previously filed with Post-Effective Amendment No. 117 on Form N-1A on August 25, 2023 and is incorporated herein by reference.
(12) Twelfth Amendment to the Fund Administration Servicing Agreement (adding CoreValues Alpha Greater China Growth ETF, YieldMax® ADBE Option Income Strategy ETF, YieldMax® AI Option Income Strategy ETF, YieldMax® BA Option Income Strategy ETF, YieldMax® BIIB Option Income Strategy ETF, YieldMax® INTC Option Income Strategy ETF, YieldMax® NKE Option Income Strategy ETF, YieldMax® ORCL Option Income Strategy ETF, YieldMax® ROKU Option Income Strategy ETF, YieldMax® SNOW Option Income Strategy ETF, YieldMax® TGT Option Income Strategy ETF and YieldMax® ZM Option Income Strategy ETF), previously filed with Post-Effective Amendment No. 124 on Form N-1A on September 20, 2023 and is incorporated herein by reference.
(13) Thirteenth Amendment to the Fund Administration Servicing Agreement (adding Hilton Small-MidCap Opportunity ETF), previously filed with Post-Effective Amendment No. 135 on Form N-1A on November 20, 2023 and is incorporated herein by reference.
(14) Fourteenth Amendment to the Fund Administration Servicing Agreement (adding YieldMax® Universe Fund of Option Income ETFs, YieldMax® Magnificent 7 Fund of Option Income ETFs and Defiance Treasury Alternative Yield ETF), previously filed with Post-Effective Amendment No. 153 on Form N-1A on January 8, 2024 and is incorporated herein by reference.
(15) Fifteenth Amendment to the Fund Administration Servicing Agreement (adding Defiance Developed Markets Enhanced Options Income ETF, Defiance Emerging Markets Enhanced Options Income ETF, Defiance Nasdaq 100 Target Income ETF, Defiance S&P 500 Target Income ETF, Defiance R2000 Target Income ETF Quantify Absolute Income ETF, iREIT - MarketVector Quality REIT Index ETF, YieldMax® Ultra Option Income Strategy ETF and YieldMax® MSTR Option Income Strategy ETF), previously filed with Post-Effective Amendment No. 165 on Form N-1A on February 1, 2024 and is incorporated herein by reference.
(16) Sixteenth Amendment to the Fund Administration Servicing Agreement (adding YieldMax® TSLA Short Option Income Strategy ETF, YieldMax® Innovation Short Option Income Strategy ETF, YieldMax® NVDA Short Option Income Strategy ETF, YieldMax® COIN Short Option Income Strategy ETF, YieldMax® AAPL Short Option Income Strategy ETF, YieldMax® N100 Short Option Income Strategy ETF and Carbon Collective Short Duration Green Bond ETF), previously filed with Post-Effective Amendment No. 182 on Form N-1A on March 4, 2024 and is incorporated herein by reference.
(17) Seventeenth Amendment to the Fund Administration Servicing Agreement (adding Even Herd Long Short ETF, Peerless Option Wheel ETF, Return Stacked® Bonds & Futures Yield ETF, Return Stacked® U.S. Equity & Futures Yield ETF and YieldMax® Bitcoin Option Income Strategy ETF), previously filed with Post-Effective Amendment No. 194 on Form N-1A on March 26, 2024 and is incorporated herein by reference.
(18) Eighteenth Amendment to the Fund Administration Servicing Agreement (adding Defiance Gold Enhanced Options Income ETF, Defiance Silver Enhanced Options Income ETF, Defiance Oil Enhanced Options Income ETF, Defiance Treasury Enhanced Options Income ETF and Clockwise U.S. Core Equity ETF), previously filed with Post-Effective Amendment No. 206 on Form N-1A on April 29, 2024 and is incorporated herein by reference.
(19) Nineteenth Amendment to the Fund Administration Servicing Agreement (adding Cambria Chesapeake Pure Trend ETF, Defiance Daily Target 2X Short MSTR ETF, Defiance Daily Target 2X Long RIOT ETF (formerly known as Defiance Daily Target 2X Long Carbon ETF), Defiance Daily Target 2X Long Copper ETF, Defiance Daily Target 2X Long China Dragons ETF (formerly known as Defiance Daily Target 2X Long Lithium ETF), Defiance Daily Target 2X Long LLY ETF, Defiance Daily Target 2X Long MSTR ETF, Defiance Daily Target 2X Long NVO ETF, Defiance Daily Target 2X Long AVGO ETF, Defiance Daily Target 2X Long SMCI ETF, Defiance Daily Target 2X Long Solar ETF and Defiance Daily Target 2X Long Uranium ETF), previously filed with Post-Effective Amendment No. 213 on Form N-1A on May 21, 2024 and is incorporated herein by reference.
(20) Twentieth Amendment to the Fund Administration Servicing Agreement (adding Nicholas Global Equity and Income ETF, YieldMax® BABA Option Income Strategy ETF, YieldMax® CVNA Option Income Strategy ETF, YieldMax® DKNG Option Income Strategy ETF, YieldMax® HOOD Option Income Strategy ETF, YieldMax® JD Option Income Strategy ETF, YieldMax® MARA Option Income Strategy ETF, YieldMax® PDD Option Income Strategy ETF, YieldMax® PLTR Option Income Strategy ETF, YieldMax® RBLX Option Income Strategy ETF, YieldMax® SHOP Option Income Strategy ETF, YieldMax® SMCI Option Income Strategy ETF, and YieldMax® TSM Option Income Strategy ETF), previously filed with Post-Effective Amendment No. 237 on Form N-1A on July 18, 2024 and is incorporated herein by reference.
(21) Twenty-First Amendment to the Fund Administration Servicing Agreement (adding YieldMax® Ether Option Income Strategy ETF, STKd 100% Bitcoin & 100% Gold ETF and Defiance Large Cap ex-Mag 7 ETF), previously filed with Post-Effective Amendment No. 259 on Form N-1A on September 9, 2024, and is incorporated herein by reference.
(22) Twenty-Second Amendment to the Fund Administration Servicing Agreement (adding YieldMax® Target 12™ Semiconductor Option Income ETF, YieldMax® Target 12™ Biotech & Pharma Option Income ETF, YieldMax® Target 12™ Energy Option Income ETF, YieldMax® Target 12™ Real Estate Option Income ETF, YieldMax® Target 12™ Tech & Innovation Option Income ETF, YieldMax® Target 12™ Big 50 Option Income ETF, YieldMax® Dorsey Wright Hybrid 5 Income ETF, YieldMax® Dorsey Wright Featured 5 Income ETF, YieldMax® AI & Tech Portfolio Option Income ETF, YieldMax® Crypto Industry & Tech Portfolio Option Income ETF, YieldMax® China Portfolio Option Income ETF, YieldMax® Semiconductor Portfolio Option Income ETF, YieldMax® Biotech & Pharma Portfolio Option Income ETF, YieldMax® Ultra Short Option Income Strategy ETF and Return Stacked® Bonds & Merger Arbitrage ETF), previously filed with Post-Effective Amendment No. 280 on Form N-1A on November 22, 2024, and is incorporated herein by reference.

(23) Twenty-Third Amendment to the Fund Administration Servicing Agreement (adding Defiance Daily Target 2X Long SOFI ETF, Defiance Daily Target 2X Long AMAT ETF, Defiance Daily Target 2X Long B ETF, Defiance Daily Target 2X Long ORCL ETF, Defiance Daily Target 2X Long FSLR ETF, Defiance Daily Target 2X Long DKNG ETF, Defiance Hot Sauce Daily 3X Strategy ETF, Defiance AI & Power Infrastructure ETF, YieldMax® Nasdaq 100 0DTE Covered Call Strategy ETF, YieldMax® S&P 500 0DTE Covered Call Strategy ETF and YieldMax® R2000 0DTE Covered Call Strategy ETF), previously filed with Post-Effective Amendment No. 299 on Form N-1A on January 14, 2025 and is incorporated herein by reference.
(24) Twenty-Fourth Amendment to the Fund Administration Servicing Agreement (adding STKd 100% COIN & 100% NVDA ETF, STKd 100% NVDA & 100% MSTR ETF, STKd 100% MSTR & 100% COIN ETF, STKd 100% COIN & 100% HOOD ETF, STKd 100% NVDA & 100% AMD ETF, STKd 100% TSLA & 100% MSTR ETF, STKd 100% TSLA & 100% NVDA ETF, STKd 100% SMCI & 100% NVDA ETF, STKd 100% UBER & 100% TSLA ETF and STKd 100% META & 100% AMZN ETF, Defiance Leveraged Long MSTR ETF, Defiance Leveraged Long + Income MSTR ETF, Defiance Daily Target 2X Long HIMS ETF, Defiance Daily Target 2X Long IONQ ETF, Defiance Daily Target 2X Long RKLB ETF, Defiance Daily Target 2X Long CVNA ETF, Defiance Daily Target 2X Long HOOD ETF, Defiance Daily Target 2X Long VST ETF, Defiance Daily Target 2X Long JPM ETF, Defiance Daily Target 2X Long PENN ETF, Defiance Daily Target 2X Long SOUN ETF, Defiance Daily Target 2X Long MRVL ETF, Defiance Daily Target 2X Long RGTI ETF, Defiance Daily Target 2X Short RIOT ETF, Defiance Daily Target 2X Short SMCI ETF and Defiance Daily Target 2X Short LLY ETF, YieldMax® MSTR Short Option Income Strategy ETF, YieldMax® AMD Short Option Income Strategy ETF, YieldMax® AMZN Short Option Income Strategy ETF, YieldMax® MARA Short Option Income Strategy ETF, YieldMax® Bitcoin Short Option Income Strategy ETF, YieldMax® META Short Option Income Strategy ETF and YieldMax® SMCI Short Option Income Strategy ETF), previously filed with Post-Effective Amendment No. 316 on Form N-1A on February 24, 2025 and is incorporated herein by reference.
(25) Twenty-Fifth Amendment to the Fund Administration Servicing Agreement (adding Defiance Daily Target 2X Long DJT ETF, Defiance Daily Target 2X Long RDDT ETF, Return Stacked® U.S. Stocks & Gold/Bitcoin ETF, Defiance Trillion Dollar Club Index ETF, Defiance Nasdaq 100 LightningSpread™ Income ETF, Defiance S&P 500 LightningSpread™ Income ETF, Defiance Russell 2000 LightningSpread™ Income ETF, YieldMax® AI Performance & Distribution Target 25™ ETF, YieldMax® AMD Performance & Distribution Target 25™ ETF, YieldMax® AMZN Performance & Distribution Target 25™ ETF, YieldMax® COIN Performance & Distribution Target 25™ ETF, YieldMax® MARA Performance & Distribution Target 25™ ETF, YieldMax® MSTR Performance & Distribution Target 25™ ETF, YieldMax® NVDA Performance & Distribution Target 25™ ETF, YieldMax® PLTR Performance & Distribution Target 25™ ETF, YieldMax® SMCI Performance & Distribution Target 25™ ETF and YieldMax® TSLA Performance & Distribution Target 25™ ETF, Defiance Daily Target 2X Short CVNA ETF, Defiance Daily Target 2X Short IONQ ETF, Defiance Daily Target 2X Short PLTR ETF, Defiance Daily Target 2X Short RKLB ETF, Defiance Daily Target 2X Long ANET ETF, Defiance Daily Target 2X Long ARM ETF, Defiance Daily Target 2X Long PM ETF, Defiance Daily Target 2X Long UBER ETF, Hilton BDC Corporate Bond ETF, and Nicholas Crypto Income ETF), previously filed with Post-Effective Amendment No. 339 on Form N-1A on April 8, 2025 and is incorporated herein by reference.
(26) Twenty-Sixth Amendment to the Fund Administration Servicing Agreement (adding Defiance 2X Daily Long Pure Quantum ETF, Defiance MAGA Seven ETF, Defiance Daily Target 2X Long OKLO ETF, Defiance Daily Target 2X Long QBTS ETF, Defiance Daily Target 2X Short RGTI ETF, Defiance Daily Target 2X Short QBTS ETF, Defiance Nasdaq 100 Double Short Hedged ETF and YieldMax® Bitcoin Performance & Distribution Target 25™ ETF), previously filed with Post-Effective Amendment No. 366 on Form N-1A on June 17, 2025 and is incorporated herein by reference.
(27) Twenty-Seventh Amendment to the Fund Administration Servicing Agreement (adding Defiance Vol Carry Hedged ETF, Defiance Enhanced Short Vol ETF, Defiance Enhanced Long Vol ETF, Defiance Leveraged Long + Income AAPL ETF, Defiance Leveraged Long + Income AMD ETF, Defiance Leveraged Long + Income AMZN ETF, Defiance Leveraged Long + Income BRK.B ETF, Defiance Leveraged Long + Income COIN ETF, Defiance Leveraged Long + Income GOOG ETF, Defiance Leveraged Long + Income HIMS ETF, Defiance Leveraged Long + Income HOOD ETF, Defiance Leveraged Long + Income META ETF, Defiance Leveraged Long + Income NFLX ETF, Defiance Leveraged Long + Income NVDA ETF, Defiance Leveraged Long + Income PLTR ETF, Defiance Leveraged Long + Income SMCI ETF, Defiance Leveraged Long + Income TSLA ETF, YieldMax® AFRM Option Income Strategy ETF, YieldMax® APP Option Income Strategy ETF, YieldMax® ARM Option Income Strategy ETF, YieldMax® AVGO Option Income Strategy ETF, YieldMax® CRWD Option Income Strategy ETF, YieldMax® GME Option Income Strategy ETF, YieldMax® HIMS Option Income Strategy ETF, YieldMax® IONQ Option Income Strategy ETF, YieldMax® LLY Option Income Strategy ETF, YieldMax® RDDT Option Income Strategy ETF, YieldMax® SPOT Option Income Strategy ETF and YieldMax® UBER Option Income Strategy ETF) – previously filed with Post-Effective Amendment No. 382 on Form N-1A on July 15, 2025, is hereby incorporated by reference.

(28) Twenty-Eighth Amendment to the Fund Administration Servicing Agreement (adding YieldMax® CRCL Option Income Strategy ETF, YieldMax® CRWV Option Income Strategy ETF, YieldMax® GLXY Option Income Strategy ETF, Defiance Leveraged Long + Income CRCL ETF, Defiance Leveraged Long + Income CRWV ETF, Defiance Leveraged Long + Income GLXY ETF, Defiance Leveraged Long + Income Magnificent Seven ETF, Defiance Leveraged Long + Income Nasdaq 100 ETF, Defiance Leveraged Long + Income S&P 500 ETF, Defiance Leveraged Long + Income Ethereum ETF and Defiance Leveraged Long + Income Bitcoin ETF, and YieldMax® U.S Stocks Target Double Distribution ETF), previously filed with Post-Effective Amendment No. 408 on Form N-1A on August 25, 2025, is hereby incorporated by reference.
(29) Twenty-Ninth Amendment to the Fund Administration Servicing Agreement (adding Defiance Daily Target 2X Long ALAB ETF, Defiance Daily Target 2X Long APLD ETF, Defiance Daily Target 2X Long AVAV ETF, Defiance Daily Target 2X Long JOBY ETF, Defiance Daily Target 2X Long KTOS ETF, Defiance Daily Target 2X Long LMND ETF, Defiance Daily Target 2X Long NBIS ETF, Defiance Daily Target 2X Long NVTS ETF, Defiance Daily Target 2X Long OSCR ETF, Defiance Daily Target 2X Long PONY ETF, Defiance Daily Target 2X Long RCAT ETF, Defiance Daily Target 2X Long RBRK ETF, Defiance Daily Target 2X Long ZETA ETF Defiance Daily Target 2X Long AEO ETF, Defiance Daily Target 2X Long BLSH ETF, Defiance Daily Target 2X Long DASH ETF, Defiance Daily Target 2X Long MRNA ETF, Defiance U.S. Dividend Equity Paid Weekly ETF, Defiance Daily Target 2X Long ET ETF, Defiance Daily Target 2X Long FIG ETF, Defiance Daily Target 2X Long IREN ETF, Defiance Daily Target 2X Long MP ETF and Defiance Daily Target 2X Long QS ETF), previously filed with Post-Effective Amendment No. 433 on Form N-1A on September 24, 2025, is hereby incorporated by reference.
(30) Thirtieth Amendment to the Fund Administration Servicing Agreement (adding Defiance Leveraged Long BEAM ETF, Defiance Leveraged Long SBET ETF, Defiance Leveraged Long OPEN ETF, Defiance Leveraged Long EOSE ETF, Defiance Leveraged Long + Income BMNR ETF, Defiance Leveraged Long + Income SOFI ETF, Defiance Leveraged Long + Income XRP ETF, Defiance Leveraged Long + Income SOL ETF, CoreValues America First Technology Index ETF, Defiance Daily Target 2X Long CHWY ETF, Defiance Daily Target 2X Long CAVA ETF, Defiance Daily Target 2X Long ELF ETF, Defiance Daily Target 2X Long WYNN ETF, Defiance Daily Target 2X Long ESLT ETF, Defiance Daily Target 2X Long BMNR ETF, Defiance Daily Target 2X Short AMD ETF, Defiance Daily Target 2X Short APP ETF, Defiance Daily Target 2X Short ASTS ETF, Defiance Daily Target 2X Short AVGO ETF, Defiance Daily Target 2X Short BBAI ETF, Defiance Daily Target 2X Short BMNR ETF, Defiance Daily Target 2X Short CRCL ETF, Defiance Daily Target 2X Short HIMS ETF, Defiance Daily Target 2X Short HOOD ETF, Defiance Daily Target 2X Short INTC ETF, Defiance Daily Target 2X Short MRVL ETF, Defiance Daily Target 2X Short MU ETF, Defiance Daily Target 2X Short NVO ETF, Defiance Daily Target 2X Short OKLO ETF, Defiance Daily Target 2X Short OSCR ETF, Defiance Daily Target 2X Short SBET ETF, Defiance Daily Target 2X Short TSM ETF, Defiance Daily Target 2X Short UNH ETF, Defiance Leveraged Long DOCN ETF, Defiance Leveraged Long HTZ ETF, Defiance Leveraged Long NEGG ETF, Defiance Leveraged Long NMAX ETF, Defiance Leveraged Long RUM ETF, Defiance QTUM Options Income ETF, Defiance Daily Target 2X Long AA ETF, Defiance Daily Target 2X Long CAE ETF, Defiance Daily Target 2X Long CSCO ETF, Defiance Daily Target 2X Long EBAY ETF, Defiance Daily Target 2X Long EXEL ETF, Defiance Daily Target 2X Long IBKR ETF, Defiance Daily Target 2X Long KLAC ETF, Defiance Daily Target 2X Long MPWR ETF, Defiance Daily Target 2X Long PFE ETF, Defiance Daily Target 2X Long SE ETF, Defiance Daily Target 2X Long ERIC ETF and Defiance Daily Target 2X Long UPS ETF) – previously filed with Post-Effective Amendment No. 457 on Form N-1A on October 29, 2025 and is incorporated herein by reference.
(31) Thirty-First Amendment to the Fund Administration Servicing Agreement (adding Quantify 2X Daily All Cap Crypto ETF, Quantify 2X Daily Alt Season Crypto ETF, Quantify 2X Daily AltAlt Season Crypto ETF, YieldMax® Hundred Club ETFs, IncomeSTKd 1x US Stocks & 1x Bitcoin Premium ETF, IncomeSTKd 1x US Stocks & 1x Gold Premium ETF, IncomeSTKd 1x Bitcoin & 1x Gold Premium ETF, IncomeSTKd 1x Treasury & 1x Gold Premium ETF, IncomeSTKd 1x Bitcoin & 1x Treasury Premium ETF, IncomeSTKd 1x US Stocks & 1x Treasury Premium ETF, IncomeQ Bitcoin & Bitcoin Treasury mNAV Harvester ETF, IncomeQ Crypto & Crypto Treasury mNAV Harvester ETF, Defiance Daily Target 2X Short APLD ETF, Defiance Daily Target 2X Short ARM ETF, Defiance Daily Target 2X Short BE ETF, Defiance Daily Target 2X Short BITF ETF, Defiance Daily Target 2X Short CLSK ETF, Defiance Daily Target 2X Short CRWV ETF, Defiance Daily Target 2X Short IREN ETF, Defiance Daily Target 2X Short JOBY ETF, Defiance Daily Target 2X Short NBIS ETF, Defiance Daily Target 2X Short NVTS ETF, Defiance Daily Target 2X Short OPEN ETF, Defiance Daily Target 2X Short ORCL ETF, Defiance Daily Target 2X Short SMR ETF, Defiance Daily Target 2X Short SNOW ETF, Defiance Daily Target 2X Short UPST ETF, Defiance Daily Target 2X Long BITF ETF, Defiance Daily Target 2X Long CLS ETF, Defiance Daily Target 2X Long HPQ ETF, Defiance Daily Target 2X Long JMIA ETF, Defiance Daily Target 2X Long LUNR ETF, Defiance Daily Target 2X Long ONDS ETF, Defiance Daily Target 2X Long RKT ETF, Defiance Daily Target 2X Long PGY ETF, Defiance Daily Target 2X Long PL ETF, Defiance Daily Target 2X Long BE ETF, Defiance Daily Target 2X Long BIIB ETF, Defiance Daily Target 2X Long BTQ ETF, Defiance Daily Target 2X Long ETHM ETF, Defiance Daily Target 2X Long JBLU ETF, Defiance Daily Target 2X Long NOK ETF, Defiance Daily Target 2X Long OXY ETF, Defiance Daily Target 2X Long RMBS ETF, Defiance Daily Target 2X Long VRTX ETF, Defiance Daily Target 2X Long WING ETF, Defiance Daily Target 2X Long ZIM ETF, Defiance Long Pure Quantum ETF, and Defiance Daily Target 2X Long WLTH ETF), previously filed with Post-Effective Amendment No. 495 on Form N-1A on December 19, 2025, is hereby incorporated by reference.

(32) Thirty-Second Amendment to the Fund Administration Servicing Agreement (adding Chesapeake Trend-Following Fixed Income ETF, Defiance 2X Daily Long Pure Drone and Aerial Automation ETF, Defiance 2X Daily Short Pure Quantum Computing Index ETF, Defiance Daily Target 2X Long CLF ETF, Defiance Daily Target 2X Long PLUG ETF, Defiance Daily Target 2X Long UUUU ETF, Defiance Daily Target 2X Long CCJ ETF, Defiance Daily Target 2X Long DNN ETF, Defiance Daily Target 2X Long HL ETF, Defiance Daily Target 2X Long NDAQ ETF, Defiance Daily Target 2X Long PAAS ETF, Defiance Daily Target 2X Long PATH ETF, Defiance Daily Target 2X Long POET ETF, Defiance Daily Target 2X Long COMM ETF, Defiance Daily Target 2X Long AMKR ETF, Defiance Daily Target 2X Short RKT ETF, Defiance AdvMicrDev LightningSpread™ Income ETF, Defiance AAPL LightningSpread™ Income ETF, Defiance Blkstne LightningSpread™ Income ETF, Defiance CRCL LightningSpread™ Income ETF, Defiance COIN LightningSpread™ Income ETF, Defiance FcBk LightningSpread™ Income ETF, Defiance MSTR LightningSpread™ Income ETF, Defiance NVDA LightningSpread™ Income ETF, Defiance ORCL LightningSpread™ Income ETF, Defiance PLTR LightningSpread™ Income ETF, Defiance TSLA LightningSpread™ Income ETF, Defiance Bitcoin LightningSpread™ Income ETF, Defiance Ethereum LightningSpread™ Income ETF, Defiance Gold LightningSpread™ Income ETF, Defiance Gold Miners LightningSpread™ Income ETF, Defiance Silver LightningSpread™ Income ETF, Defiance Solana LightningSpread™ Income ETF, Defiance XRP LightningSpread™ Income ETF, Nicholas Bitcoin and Treasuries AfterDark ETF, Nicholas Bitcoin Tail ETF, Nicholas Gold Income ETF, Nicholas Silver Income ETF, Nicholas Nuclear Income ETF, Nicholas Defense and Rare Earth Income ETF, YieldMax® WarTech & Cyber Defense Portfolio Option Income ETF, YieldMax® Strategic Metals & Mining Portfolio Option Income ETF, YieldMax® Digital Finance Ecosystem Portfolio Option Income ETF, YieldMax® RoboTech & Automation Portfolio Option Income ETF and YieldMax® Top Ten ETFs), previously filed with Post-Effective Amendment No. 517 on Form N-1A on January 26, 2026 and is incorporated herein by reference.
(33) Thirty-Third Amendment to the Fund Administration Servicing Agreement (adding Defiance Daily Target 2X Long AMTM ETF) - to be filed by amendment.
(34) Thirty-Fourth Amendment to the Fund Administration Servicing Agreement (adding Portfolio Building Block 1X Inverse US Large Cap Daily Target ETF and Portfolio Building Block 1X Inverse US Growth and Innovation Daily Target ETF) - to be filed by amendment.
(35) Thirty-Fifth Amendment to the Fund Administration Servicing Agreement (adding Defiance Daily Target 2X Long ABTC ETF, Defiance Daily Target 2X Long GCT ETF, Defiance Daily Target 2X Long LUMN ETF, Defiance Daily Target 2X Long MDLN ETF, Defiance Daily Target 2X Long PINS ETF, Defiance Daily Target 2X Long ROKU ETF, Defiance Daily Target 2X Long SATS ETF, Defiance Daily Target 2X Long SNDL ETF, Defiance Daily Target 2X Long TLRY ETF, Defiance Daily Target 2X Long WBD ETF and Defiance Daily Target 2X Long XOVR ETF) - to be filed by amendment.
(36) Thirty-Sixth Amendment to the Fund Administration Servicing Agreement (adding Defiance Space Data Center Leaders ETF and Defiance Pure Space Daily 2X Strategy ETF) - to be filed by amendment.
(37) Thirty-Seventh Amendment to the Fund Administration Servicing Agreement (adding Defiance Daily Target 2X Long ASTS ETF, Defiance Daily Target 2X Long BKSY ETF, Defiance Daily Target 2X Long COHR ETF, Defiance Daily Target 2X Long ENVX ETF, Defiance Daily Target 2X Long FRSH ETF, Defiance Daily Target 2X Long GSAT ETF, Defiance Daily Target 2X Long JD ETF, Defiance Daily Target 2X Long LEU ETF, Defiance Daily Target 2X Long OUST ETF, Defiance Daily Target 2X Long RDW ETF, Defiance Daily Target 2X Long RVMD ETF, Defiance Daily Target 2X Long STX ETF and Defiance Daily Target 2X Long VSAT ETF) - to be filed by amendment.
(38) Thirty-Eighth Amendment to the Fund Administration Servicing Agreement (adding Defiance Daily Target 2X Long RYAAY ETF, Defiance Daily Target 2X Long UMAC ETF, Defiance Daily Target 2X Long WYFI ETF, Defiance Daily Target 2X Long ABAT ETF, Defiance Daily Target 2X Long PRME ETF, Defiance Daily Target 2X Long KULR ETF, Defiance Daily Target 2X Long SPCE ETF, Defiance Daily Target 2X Long ALMU ETF, Defiance Daily Target 2X Long FJET ETF and Defiance Daily Target 2X Long RYCEY ETF) – to be filed by amendment.
(39) Thirty-Ninth Amendment to the Fund Administration Servicing Agreement (adding Fitz-Gerald Must Have Portfolio® ETF and Fitz-Gerald Must Have Portfolio® and Options Overlay ETF) – to be filed by amendment.
(40) Fortieth Amendment to the Fund Administration Servicing Agreement (adding Defiance Daily Target 2X Long OPTT ETF, Defiance Daily Target 2X Long SIDU ETF, Defiance Daily Target 2X Long SSNLF ETF, Defiance Daily Target 2X Long HXSCL ETF, and Defiance Daily Target 2X Long KRKNF ETF) – to be filed by amendment.
(41) Forty-First Amendment to the Fund Administration Servicing Agreement (adding Return Stacked® International Stocks & Managed Futures ETF) – to be filed by amendment.
(42) Forty-Second Amendment to the Fund Administration Servicing Agreement (adding Defiance Daily Target 2X Long AMPX ETF, Defiance Daily Target 2X Long BEAT ETF, Defiance Daily Target 2X Long KOPN ETF, Defiance Daily Target 2X Long LTRX ETF, Defiance Daily Target 2X Long OSS ETF, Defiance Daily Target 2X Long REKR ETF, Defiance Daily Target 2X Long VELO ETF, Defiance Daily Target 2X Long YALL ETF, and Defiance Daily Target 2X Long YSS ETF) – to be filed by amendment.

(ii)	Fund Sub-Administration Servicing Agreement between Tidal ETF Services LLC on behalf of the Trust and U.S. Bancorp Fund Services, LLC, previously filed with the Trusts registration statement on Form N-1A/A on July 12, 2022, is hereby incorporated by reference.
(1) First Amendment to the Fund Sub-Administration Servicing Agreement (adding YieldMax® AAPL Option Income Strategy ETF, YieldMax® AMZN Option Income Strategy ETF, YieldMax® BRK.B Option Income Strategy ETF, YieldMax® COIN Option Income Strategy ETF, YieldMax® META Option Income Strategy ETF, YieldMax® GOOG Option Income Strategy ETF, YieldMax® NFLX Option Income Strategy ETF, YieldMax® NVDA Option Income Strategy ETF, YieldMax® XYZ Option Income Strategy ETF, YieldMax® TSLA Option Income Strategy ETF YieldMax® ARKK Option Income Strategy ETF, YieldMax® KWEB Option Income Strategy ETF, YieldMax® GDX Option Income Strategy ETF, YieldMax® XBI Option Income Strategy ETF, YieldMax® TLT Option Income Strategy ETF, and adding Senior Secured Credit Opportunities ETF), previously filed with Post-Effective Amendment No. 15 on Form N-1A on October 13, 2022 and is incorporated herein by reference.
(2) Third Amendment to the Fund Sub-Administration Servicing Agreement (adding Nicholas Fixed Income Alternative ETF), previously filed with Post-Effective Amendment No. 318 on Form N-1A on February 24, 2025 and is incorporated herein by reference.
(3) Fourth Amendment to the Fund Sub-Administration Servicing Agreement (adding Pinnacle Focused Opportunities ETF), previously filed with Post-Effective Amendment No. 45 on Form N-1A on December 28, 2022 and is incorporated herein by reference.
(4) Fifth Amendment to the Fund Sub-Administration Servicing Agreement (adding Return Stacked® Bonds & Managed Futures ETF and Return Stacked® Global Stocks & Bonds ETF), previously filed with Post-Effective Amendment No. 56 on Form N-1A on February 6, 2023 and is incorporated herein by reference.
(5) Sixth Amendment to the Fund Sub-Administration Servicing Agreement (adding DGA Absolute Return ETF), previously filed with Post-Effective Amendment No. 72 on Form N-1A on April 6, 2023 and is incorporated herein by reference.
(6) Seventh Amendment to the Fund Sub-Administration Servicing Agreement (adding Tactical Advantage ETF), previously filed with Post-Effective Amendment No. 72 on Form N-1A on April 6, 2023 and is incorporated herein by reference.
(7) Eighth Amendment to the Fund Sub-Administration Servicing Agreement (adding Roundhill Generative AI & Technology ETF), previously filed with Post-Effective Amendment No. 83 on Form N-1A on May 2, 2023 and is incorporated herein by reference.
(8) Ninth Amendment to the Fund Accounting Servicing Agreement (adding Blueprint Chesapeake Multi-Asset Trend ETF), previously filed with Post-Effective Amendment No. 102 on Form N-1A on June 27, 2023 and is incorporated herein by reference.
(9) Tenth Amendment to the Fund Sub-Administration Servicing Agreement (adding Cboe Validus S&P 500 Dynamic PutWrite Index ETF, Grizzle Growth ETF, YieldMax® MSTR Option Income Strategy ETF, YieldMax® ABNB Option Income Strategy ETF, YieldMax® AMD Option Income Strategy ETF, YieldMax® MRNA Option Income Strategy ETF, YieldMax® PYPL Option Income Strategy ETF, YieldMax® DIS Option Income Strategy ETF, YieldMax® JPM Option Income Strategy ETF, YieldMax® MSFT Option Income Strategy ETF, and YieldMax® XOM Option Income Strategy ETF), previously filed with Post-Effective Amendment No. 107 on Form N-1A on July 25, 2023 and is incorporated herein by reference.
(10) Eleventh Amendment to the Fund Sub-Administration Servicing Agreement (adding Return Stacked® U.S. Stocks & Managed Futures ETF, Defiance Nasdaq 100 Weekly Distribution ETF, Defiance S&P 500 Weekly Distribution ETF and Defiance R2000 Weekly Distribution ETF), previously filed with Post-Effective Amendment No. 117 on Form N-1A on August 25, 2023 and is incorporated herein by reference.
(11) Twelfth Amendment to the Fund Sub-Administration Servicing Agreement (adding CoreValues Alpha Greater China Growth ETF, YieldMax® ADBE Option Income Strategy ETF, YieldMax® AI Option Income Strategy ETF, YieldMax® BA Option Income Strategy ETF, YieldMax® BIIB Option Income Strategy ETF, YieldMax® INTC Option Income Strategy ETF, YieldMax® NKE Option Income Strategy ETF, YieldMax® ORCL Option Income Strategy ETF, YieldMax® ROKU Option Income Strategy ETF, YieldMax® SNOW Option Income Strategy ETF, YieldMax® TGT Option Income Strategy ETF and YieldMax® ZM Option Income Strategy ETF), previously filed with Post-Effective Amendment No. 130 on Form N-1A on October 6, 2023 and is incorporated herein by reference.
(12) Thirteenth Amendment to the Fund Sub-Administration Servicing Agreement (adding Hilton Small-MidCap Opportunity ETF), previously filed with Post-Effective Amendment No. 135 on Form N-1A on November 20, 2023 and is incorporated herein by reference.
(13) Fourteenth Amendment to the Fund Sub-Administration Servicing Agreement (adding YieldMax® Universe Fund of Option Income ETFs, YieldMax® Magnificent 7 Fund of Option Income ETFs and Defiance Treasury Alternative Yield ETF), previously filed with Post-Effective Amendment No. 153 on Form N-1A on January 8, 2024 and is incorporated herein by reference.
(14) Fifteenth Amendment to the Fund Sub-Administration Servicing Agreement (adding Defiance Developed Markets Enhanced Options Income ETF, Defiance Emerging Markets Enhanced Options Income ETF, Defiance Nasdaq 100 Target Income ETF, Defiance S&P 500 Target Income ETF, Defiance R2000 Target Income ETF Quantify Absolute Income ETF, iREIT - MarketVector Quality REIT Index ETF, YieldMax® Ultra Option Income Strategy ETF and YieldMax® MSTR Option Income Strategy ETF), previously filed with Post-Effective Amendment No. 171 on Form N-1A on February 16, 2024 and is incorporated herein by reference.

(15) Sixteenth Amendment to the Fund Sub-Administration Servicing Agreement (adding YieldMax® TSLA Short Option Income Strategy ETF, YieldMax® Innovation Short Option Income Strategy ETF, YieldMax® NVDA Short Option Income Strategy ETF, YieldMax® COIN Short Option Income Strategy ETF, YieldMax® AAPL Short Option Income Strategy ETF, YieldMax® N100 Short Option Income Strategy ETF and Carbon Collective Short Duration Green Bond ETF), previously filed with Post-Effective Amendment No. 182 on Form N-1A on March 4, 2024 and is incorporated herein by reference.
(16) Seventeenth Amendment to the Fund Sub-Administration Servicing Agreement (adding Even Herd Long Short ETF, Peerless Option Wheel ETF, Return Stacked® Bonds & Futures Yield ETF, Return Stacked® U.S. Equity & Futures Yield ETF and YieldMax® Bitcoin Option Income Strategy ETF), previously filed with Post-Effective Amendment No. 194 on Form N-1A on March 26, 2024 and is incorporated herein by reference.
(17) Eighteenth Amendment to the Fund Sub-Administration Servicing Agreement (adding Defiance Gold Enhanced Options Income ETF, Defiance Silver Enhanced Options Income ETF, Defiance Oil Enhanced Options Income ETF, Defiance Treasury Enhanced Options Income ETF and Clockwise U.S. Core Equity ETF), previously filed with Post-Effective Amendment No. 206 on Form N-1A on April 29, 2024 and is incorporated herein by reference.
(18) Nineteenth Amendment to the Fund Sub-Administration Servicing Agreement (adding Cambria Chesapeake Pure Trend ETF, Defiance Daily Target 2X Short MSTR ETF, Defiance Daily Target 2X Long RIOT ETF (formerly known as Defiance Daily Target 2X Long Carbon ETF), Defiance Daily Target 2X Long Copper ETF, Defiance Daily Target 2X Long China Dragons ETF (formerly known as Defiance Daily Target 2X Long Lithium ETF), Defiance Daily Target 2X Long LLY ETF, Defiance Daily Target 2X Long MSTR ETF, Defiance Daily Target 2X Long NVO ETF, Defiance Daily Target 2X Long AVGO ETF, Defiance Daily Target 2X Long SMCI ETF, Defiance Daily Target 2X Long Solar ETF and Defiance Daily Target 2X Long Uranium ETF), previously filed with Post-Effective Amendment No. 213 on Form N-1A on May 21, 2024 and is incorporated herein by reference.
(19) Twentieth Amendment to the Fund Sub-Administration Servicing Agreement (adding Nicholas Global Equity and Income ETF, YieldMax® BABA Option Income Strategy ETF, YieldMax® CVNA Option Income Strategy ETF, YieldMax® DKNG Option Income Strategy ETF, YieldMax® HOOD Option Income Strategy ETF, YieldMax® JD Option Income Strategy ETF, YieldMax® MARA Option Income Strategy ETF, YieldMax® PDD Option Income Strategy ETF, YieldMax® PLTR Option Income Strategy ETF, YieldMax® RBLX Option Income Strategy ETF, YieldMax® SHOP Option Income Strategy ETF, YieldMax® SMCI Option Income Strategy ETF, and YieldMax® TSM Option Income Strategy ETF), previously filed with Post-Effective Amendment No. 237 on Form N-1A on July 18, 2024 and is incorporated herein by reference.
(20) Twenty-First Amendment to the Fund Sub-Administration Servicing Agreement (adding YieldMax® Ether Option Income Strategy ETF, STKd 100% Bitcoin & 100% Gold ETF and Defiance Large Cap ex-Mag 7 ETF), previously filed with Post-Effective Amendment No. 261 on Form N-1A on September 18, 2024, and is incorporated herein by reference.
(21) Twenty-Second Amendment to the Fund Sub-Administration Servicing Agreement (adding YieldMax® Target 12™ Semiconductor Option Income ETF, YieldMax® Target 12™ Biotech & Pharma Option Income ETF, YieldMax® Target 12™ Energy Option Income ETF, YieldMax® Target 12™ Real Estate Option Income ETF, YieldMax® Target 12™ Tech & Innovation Option Income ETF, YieldMax® Target 12™ Big 50 Option Income ETF, YieldMax® Dorsey Wright Hybrid 5 Income ETF, YieldMax® Dorsey Wright Featured 5 Income ETF, YieldMax® AI & Tech Portfolio Option Income ETF, YieldMax® Crypto Industry & Tech Portfolio Option Income ETF, YieldMax® China Portfolio Option Income ETF, YieldMax® Semiconductor Portfolio Option Income ETF, YieldMax® Biotech & Pharma Portfolio Option Income ETF, YieldMax® Ultra Short Option Income Strategy ETF and Return Stacked® Bonds & Merger Arbitrage ETF), previously filed with Post-Effective Amendment No. 280 on Form N-1A on November 22, 2024, and is incorporated herein by reference.
(22) Twenty-Third Amendment to the Fund Sub-Administration Servicing Agreement (adding Defiance Daily Target 2X Long SOFI ETF, Defiance Daily Target 2X Long AMAT ETF, Defiance Daily Target 2X Long B ETF, Defiance Daily Target 2X Long ORCL ETF, Defiance Daily Target 2X Long FSLR ETF, Defiance Daily Target 2X Long DKNG ETF, Defiance Hot Sauce Daily 3X Strategy ETF, Defiance AI & Power Infrastructure ETF, YieldMax® Nasdaq 100 0DTE Covered Call Strategy ETF, YieldMax® S&P 500 0DTE Covered Call Strategy ETF and YieldMax® R2000 0DTE Covered Call Strategy ETF), previously filed with Post-Effective Amendment No. 299 on Form N-1A on January 14, 2025 and is incorporated herein by reference.
(23) Twenty-Fourth Amendment to the Fund Sub-Administration Servicing Agreement (adding STKd 100% COIN & 100% NVDA ETF, STKd 100% NVDA & 100% MSTR ETF, STKd 100% MSTR & 100% COIN ETF, STKd 100% COIN & 100% HOOD ETF, STKd 100% NVDA & 100% AMD ETF, STKd 100% TSLA & 100% MSTR ETF, STKd 100% TSLA & 100% NVDA ETF, STKd 100% SMCI & 100% NVDA ETF, STKd 100% UBER & 100% TSLA ETF, STKd 100% META & 100% AMZN ETF, Defiance Leveraged Long MSTR ETF, Defiance Leveraged Long + Income MSTR ETF, Defiance Daily Target 2X Long HIMS ETF, Defiance Daily Target 2X Long IONQ ETF, Defiance Daily Target 2X Long RKLB ETF, Defiance Daily Target 2X Long CVNA ETF, Defiance Daily Target 2X Long HOOD ETF, Defiance Daily Target 2X Long VST ETF, Defiance Daily Target 2X Long JPM ETF, Defiance Daily Target 2X Long PENN ETF, Defiance Daily Target 2X Long SOUN ETF, Defiance Daily Target 2X Long MRVL ETF, Defiance Daily Target 2X Long RGTI ETF, YieldMax® MSTR Short Option Income Strategy ETF, YieldMax® AMD Short Option Income Strategy ETF, YieldMax® AMZN Short Option Income Strategy ETF, YieldMax® MARA Short Option Income Strategy ETF, YieldMax® Bitcoin Short Option Income Strategy ETF, YieldMax® META Short Option Income Strategy ETF and YieldMax® SMCI Short Option Income Strategy ETF), previously filed with Post-Effective Amendment No. 316 on Form N-1A on February 24, 2025 and is incorporated herein by reference.

(24) Twenty-Fifth Amendment to the Fund Sub-Administration Servicing Agreement (adding Defiance Daily Target 2X Short RIOT ETF, Defiance Daily Target 2X Short SMCI ETF and Defiance Daily Target 2X Short LLY ETF), previously filed with Post-Effective Amendment No. 336 on Form N-1A on March 31, 2025 and is incorporated herein by reference.
(25) Twenty-Sixth Amendment to the Fund Sub-Administration Servicing Agreement (adding Defiance Daily Target 2X Long DJT ETF, Defiance Daily Target 2X Long RDDT ETF, Defiance 2X Daily Long Pure Quantum ETF, Return Stacked® U.S. Stocks & Gold/Bitcoin ETF, Defiance Trillion Dollar Club Index ETF, Defiance Nasdaq 100 LightningSpread™ Income ETF, Defiance S&P 500 LightningSpread™ Income ETF, Defiance Russell 2000 LightningSpread™ Income ETF, YieldMax® AI Performance & Distribution Target 25™ ETF, YieldMax® AMD Performance & Distribution Target 25™ ETF, YieldMax® AMZN Performance & Distribution Target 25™ ETF, YieldMax® COIN Performance & Distribution Target 25™ ETF, YieldMax® MARA Performance & Distribution Target 25™ ETF, YieldMax® MSTR Performance & Distribution Target 25™ ETF, YieldMax® NVDA Performance & Distribution Target 25™ ETF, YieldMax® PLTR Performance & Distribution Target 25™ ETF, YieldMax® SMCI Performance & Distribution Target 25™ ETF and YieldMax® TSLA Performance & Distribution Target 25™ ETF, Defiance Daily Target 2X Short CVNA ETF, Defiance Daily Target 2X Short IONQ ETF, Defiance Daily Target 2X Short PLTR ETF, Defiance Daily Target 2X Short RKLB ETF, Defiance Daily Target 2X Long ANET ETF, Defiance Daily Target 2X Long ARM ETF, Defiance Daily Target 2X Long PM ETF, Defiance Daily Target 2X Long UBER ETF, Hilton BDC Corporate Bond ETF and Nicholas Crypto Income ETF), previously filed with Post-Effective Amendment No. 342 on Form N-1A on April 25, 2025 and is incorporated herein by reference.
(26) Twenty-Seventh Amendment to the Fund Sub-Administration Servicing Agreement (adding Defiance 2X Daily Long Pure Quantum ETF, Defiance MAGA Seven ETF, Defiance Daily Target 2X Long OKLO ETF, Defiance Daily Target 2X Long QBTS ETF, Defiance Daily Target 2X Short RGTI ETF, Defiance Daily Target 2X Short QBTS ETF, Defiance Nasdaq 100 Double Short Hedged ETF and YieldMax® Bitcoin Performance & Distribution Target 25™ ETF), previously filed with Post-Effective Amendment No. 366 on Form N-1A on June 17, 2025 and is incorporated herein by reference.
(27) Twenty-Eighth Amendment to the Fund Sub-Administration Servicing Agreement (adding Defiance Vol Carry Hedged ETF, Defiance Enhanced Short Vol ETF, Defiance Enhanced Long Vol ETF, Defiance Leveraged Long + Income AAPL ETF, Defiance Leveraged Long + Income AMD ETF, Defiance Leveraged Long + Income AMZN ETF, Defiance Leveraged Long + Income BRK.B ETF, Defiance Leveraged Long + Income COIN ETF, Defiance Leveraged Long + Income GOOG ETF, Defiance Leveraged Long + Income HIMS ETF, Defiance Leveraged Long + Income HOOD ETF, Defiance Leveraged Long + Income META ETF, Defiance Leveraged Long + Income NFLX ETF, Defiance Leveraged Long + Income NVDA ETF, Defiance Leveraged Long + Income PLTR ETF, Defiance Leveraged Long + Income SMCI ETF, Defiance Leveraged Long + Income TSLA ETF, YieldMax® AFRM Option Income Strategy ETF, YieldMax® APP Option Income Strategy ETF, YieldMax® ARM Option Income Strategy ETF, YieldMax® AVGO Option Income Strategy ETF, YieldMax® CRWD Option Income Strategy ETF, YieldMax® GME Option Income Strategy ETF, YieldMax® HIMS Option Income Strategy ETF, YieldMax® IONQ Option Income Strategy ETF, YieldMax® LLY Option Income Strategy ETF, YieldMax® RDDT Option Income Strategy ETF, YieldMax® SPOT Option Income Strategy ETF and YieldMax® UBER Option Income Strategy ETF) – previously filed with Post-Effective Amendment No. 391 on Form N-1A on August 4, 2025 and is incorporated herein by reference.
(28) Twenty-Ninth Amendment to the Fund Sub-Administration Servicing Agreement (adding YieldMax® CRCL Option Income Strategy ETF, YieldMax® CRWV Option Income Strategy ETF, YieldMax® GLXY Option Income Strategy ETF, Defiance Leveraged Long + Income CRCL ETF, Defiance Leveraged Long + Income CRWV ETF, Defiance Leveraged Long + Income GLXY ETF, Defiance Leveraged Long + Income Magnificent Seven ETF, Defiance Leveraged Long + Income Nasdaq 100 ETF, Defiance Leveraged Long + Income S&P 500 ETF, Defiance Leveraged Long + Income Ethereum ETF, Defiance Leveraged Long + Income Bitcoin ETF, and YieldMax® U.S Stocks Target Double Distribution ETF), previously filed with Post-Effective Amendment No. 421 on Form N-1A on September 8, 2025 and is incorporated herein by reference.
(29) Thirtieth Amendment to the Fund Sub-Administration Servicing Agreement (adding Defiance Daily Target 2X Long ALAB ETF, Defiance Daily Target 2X Long APLD ETF, Defiance Daily Target 2X Long AVAV ETF, Defiance Daily Target 2X Long JOBY ETF, Defiance Daily Target 2X Long KTOS ETF, Defiance Daily Target 2X Long LMND ETF, Defiance Daily Target 2X Long NBIS ETF, Defiance Daily Target 2X Long NVTS ETF, Defiance Daily Target 2X Long OSCR ETF, Defiance Daily Target 2X Long PONY ETF, Defiance Daily Target 2X Long RCAT ETF, Defiance Daily Target 2X Long RBRK ETF, Defiance Daily Target 2X Long ZETA ETF, Defiance Daily Target 2X Long AEO ETF, Defiance Daily Target 2X Long BLSH ETF, Defiance Daily Target 2X Long DASH ETF and Defiance Daily Target 2X Long MRNA ETF, Defiance Daily Target 2X Long ET ETF, Defiance Daily Target 2X Long FIG ETF, Defiance Daily Target 2X Long IREN ETF, Defiance Daily Target 2X Long MP ETF, Defiance Daily Target 2X Long QS ETF and Defiance U.S. Dividend Equity Paid Weekly ETF), previously filed with Post-Effective Amendment No. 446 on Form N-1A on October 17, 2025 and is incorporated herein by reference.

(30) Thirty-First Amendment to the Fund Sub-Administration Servicing Agreement (adding Defiance Leveraged Long BEAM ETF, Defiance Leveraged Long SBET ETF, Defiance Leveraged Long OPEN ETF, Defiance Leveraged Long EOSE ETF, Defiance Leveraged Long + Income BMNR ETF, Defiance Leveraged Long + Income SOFI ETF, Defiance Leveraged Long + Income XRP ETF, Defiance Leveraged Long + Income SOL ETF, CoreValues America First Technology Index ETF, Defiance Daily Target 2X Long CHWY ETF, Defiance Daily Target 2X Long CAVA ETF, Defiance Daily Target 2X Long ELF ETF, Defiance Daily Target 2X Long WYNN ETF, Defiance Daily Target 2X Long ESLT ETF, Defiance Daily Target 2X Long BMNR ETF, Defiance Daily Target 2X Short AMD ETF, Defiance Daily Target 2X Short APP ETF, Defiance Daily Target 2X Short ASTS ETF, Defiance Daily Target 2X Short AVGO ETF, Defiance Daily Target 2X Short BBAI ETF, Defiance Daily Target 2X Short BMNR ETF, Defiance Daily Target 2X Short CRCL ETF, Defiance Daily Target 2X Short HIMS ETF, Defiance Daily Target 2X Short HOOD ETF, Defiance Daily Target 2X Short INTC ETF, Defiance Daily Target 2X Short MRVL ETF, Defiance Daily Target 2X Short MU ETF, Defiance Daily Target 2X Short NVO ETF, Defiance Daily Target 2X Short OKLO ETF, Defiance Daily Target 2X Short OSCR ETF, Defiance Daily Target 2X Short SBET ETF, Defiance Daily Target 2X Short TSM ETF, Defiance Daily Target 2X Short UNH ETF, Defiance Leveraged Long DOCN ETF, Defiance Leveraged Long HTZ ETF, Defiance Leveraged Long NEGG ETF, Defiance Leveraged Long NMAX ETF, Defiance Leveraged Long RUM ETF, Defiance QTUM Options Income ETF, Defiance Daily Target 2X Long AA ETF, Defiance Daily Target 2X Long CAE ETF, Defiance Daily Target 2X Long CSCO ETF, Defiance Daily Target 2X Long EBAY ETF, Defiance Daily Target 2X Long EXEL ETF, Defiance Daily Target 2X Long IBKR ETF, Defiance Daily Target 2X Long KLAC ETF, Defiance Daily Target 2X Long MPWR ETF, Defiance Daily Target 2X Long PFE ETF, Defiance Daily Target 2X Long SE ETF, Defiance Daily Target 2X Long ERIC ETF and Defiance Daily Target 2X Long UPS ETF), previously filed with Post-Effective Amendment No. 463 on Form N-1A on November 10, 2025 and is incorporated herein by reference.
(31) Thirty-Second Amendment to the Fund Sub-Administration Servicing Agreement (adding Quantify 2X Daily All Cap Crypto ETF, Quantify 2X Daily Alt Season Crypto ETF, Quantify 2X Daily AltAlt Season Crypto ETF, YieldMax® Hundred Club ETFs, IncomeSTKd 1x US Stocks & 1x Bitcoin Premium ETF, IncomeSTKd 1x US Stocks & 1x Gold Premium ETF, IncomeSTKd 1x Bitcoin & 1x Gold Premium ETF, IncomeSTKd 1x Treasury & 1x Gold Premium ETF, IncomeSTKd 1x Bitcoin & 1x Treasury Premium ETF, IncomeSTKd 1x US Stocks & 1x Treasury Premium ETF, IncomeQ Bitcoin & Bitcoin Treasury mNAV Harvester ETF, IncomeQ Crypto & Crypto Treasury mNAV Harvester ETF, Defiance Daily Target 2X Short APLD ETF, Defiance Daily Target 2X Short ARM ETF, Defiance Daily Target 2X Short BE ETF, Defiance Daily Target 2X Short BITF ETF, Defiance Daily Target 2X Short CLSK ETF, Defiance Daily Target 2X Short CRWV ETF, Defiance Daily Target 2X Short IREN ETF, Defiance Daily Target 2X Short JOBY ETF, Defiance Daily Target 2X Short NBIS ETF, Defiance Daily Target 2X Short NVTS ETF, Defiance Daily Target 2X Short OPEN ETF, Defiance Daily Target 2X Short ORCL ETF, Defiance Daily Target 2X Short SMR ETF, Defiance Daily Target 2X Short SNOW ETF, Defiance Daily Target 2X Short UPST ETF, Defiance Daily Target 2X Long BITF ETF, Defiance Daily Target 2X Long CLS ETF, Defiance Daily Target 2X Long HPQ ETF, Defiance Daily Target 2X Long JMIA ETF, Defiance Daily Target 2X Long LUNR ETF, Defiance Daily Target 2X Long ONDS ETF, Defiance Daily Target 2X Long RKT ETF, Defiance Daily Target 2X Long PGY ETF, Defiance Daily Target 2X Long PL ETF, Defiance Daily Target 2X Long BE ETF, Defiance Daily Target 2X Long BIIB ETF, Defiance Daily Target 2X Long BTQ ETF, Defiance Daily Target 2X Long ETHM ETF, Defiance Daily Target 2X Long JBLU ETF, Defiance Daily Target 2X Long NOK ETF, Defiance Daily Target 2X Long OXY ETF, Defiance Daily Target 2X Long RMBS ETF, Defiance Daily Target 2X Long VRTX ETF, Defiance Daily Target 2X Long WING ETF, Defiance Daily Target 2X Long ZIM ETF, Defiance Long Pure Quantum ETF, and Defiance Daily Target 2X Long WLTH ETF), previously filed with Post-Effective Amendment No. 502 on Form N-1A on December 23, 2025 and is incorporated herein by reference.
(32) Thirty-Third Amendment to the Fund Sub-Administration Servicing Agreement (adding Chesapeake Trend-Following Fixed Income ETF, Defiance 2X Daily Long Pure Drone and Aerial Automation ETF, Defiance 2X Daily Short Pure Quantum Computing Index ETF, Defiance Daily Target 2X Long CLF ETF, Defiance Daily Target 2X Long PLUG ETF, Defiance Daily Target 2X Long UUUU ETF, Defiance Daily Target 2X Long CCJ ETF, Defiance Daily Target 2X Long DNN ETF, Defiance Daily Target 2X Long HL ETF, Defiance Daily Target 2X Long NDAQ ETF, Defiance Daily Target 2X Long PAAS ETF, Defiance Daily Target 2X Long PATH ETF, Defiance Daily Target 2X Long POET ETF, Defiance Daily Target 2X Long COMM ETF, Defiance Daily Target 2X Long AMKR ETF, Defiance Daily Target 2X Short RKT ETF, Defiance AdvMicrDev LightningSpread™ Income ETF, Defiance AAPL LightningSpread™ Income ETF, Defiance Blkstne LightningSpread™ Income ETF, Defiance CRCL LightningSpread™ Income ETF, Defiance COIN LightningSpread™ Income ETF, Defiance FcBk LightningSpread™ Income ETF, Defiance MSTR LightningSpread™ Income ETF, Defiance NVDA LightningSpread™ Income ETF, Defiance ORCL LightningSpread™ Income ETF, Defiance PLTR LightningSpread™ Income ETF, Defiance TSLA LightningSpread™ Income ETF, Nicholas Bitcoin and Treasuries AfterDark ETF, Nicholas Bitcoin Tail ETF, Nicholas Gold Income ETF, Nicholas Silver Income ETF, Nicholas Nuclear Income ETF, Nicholas Defense and Rare Earth Income ETF, YieldMax® WarTech & Cyber Defense Portfolio Option Income ETF, YieldMax® Strategic Metals & Mining Portfolio Option Income ETF, YieldMax® Digital Finance Ecosystem Portfolio Option Income ETF, YieldMax® RoboTech & Automation Portfolio Option Income ETF and YieldMax® Top Ten ETFs), previously filed with Post-Effective Amendment No. 517 on Form N-1A on January 26, 2026 and is incorporated herein by reference.

(33) Thirty-Fourth Amendment to the Fund Sub-Administration Servicing Agreement (adding Defiance Bitcoin LightningSpread™ Income ETF, Defiance Ethereum LightningSpread™ Income ETF, Defiance Gold LightningSpread™ Income ETF, Defiance Gold Miners LightningSpread™ Income ETF, Defiance Silver LightningSpread™ Income ETF, Defiance Solana LightningSpread™ Income ETF, and Defiance XRP LightningSpread™ Income ETF), previously filed with Post-Effective Amendment No. 527 on Form N-1A on February 9, 2026, and is incorporated herein by reference.
(34) Thirty-Fifth Amendment to the Fund Sub-Administration Servicing Agreement (adding Defiance Daily Target 2X Long AMTM ETF) - to be filed by amendment.
(35) Thirty-Sixth Amendment to the Fund Sub-Administration Servicing Agreement (adding Portfolio Building Block 1X Inverse US Large Cap Daily Target ETF and Portfolio Building Block 1X Inverse US Growth and Innovation Daily Target ETF) - to be filed by amendment.
(36) Thirty-Seventh Amendment to the Fund Sub-Administration Servicing Agreement (adding Defiance Daily Target 2X Long ABTC ETF, Defiance Daily Target 2X Long GCT ETF, Defiance Daily Target 2X Long LUMN ETF, Defiance Daily Target 2X Long MDLN ETF, Defiance Daily Target 2X Long PINS ETF, Defiance Daily Target 2X Long ROKU ETF, Defiance Daily Target 2X Long SATS ETF, Defiance Daily Target 2X Long SNDL ETF, Defiance Daily Target 2X Long TLRY ETF, Defiance Daily Target 2X Long WBD ETF and Defiance Daily Target 2X Long XOVR ETF) - to be filed by amendment.
(37) Thirty-Eighth Amendment to the Fund Sub-Administration Servicing Agreement (adding Defiance Space Data Center Leaders ETF and Defiance Pure Space Daily 2X Strategy ETF) - to be filed by amendment.
(38) Thirty-Ninth Amendment to the Fund Sub-Administration Servicing Agreement (adding Defiance Daily Target 2X Long Discord ETF) - to be filed by amendment.
(39) Fortieth Amendment to the Fund Sub-Administration Servicing Agreement (adding Defiance Daily Target 2X Long ASTS ETF, Defiance Daily Target 2X Long BKSY ETF, Defiance Daily Target 2X Long COHR ETF, Defiance Daily Target 2X Long ENVX ETF, Defiance Daily Target 2X Long FRSH ETF, Defiance Daily Target 2X Long GSAT ETF, Defiance Daily Target 2X Long JD ETF, Defiance Daily Target 2X Long LEU ETF, Defiance Daily Target 2X Long OUST ETF, Defiance Daily Target 2X Long RDW ETF, Defiance Daily Target 2X Long RVMD ETF, Defiance Daily Target 2X Long STX ETF and Defiance Daily Target 2X Long VSAT ETF) - to be filed by amendment.
(40) Forty-First Amendment to the Fund Sub-Administration Servicing Agreement (adding Defiance Daily Target 2X Long RYAAY ETF, Defiance Daily Target 2X Long UMAC ETF, Defiance Daily Target 2X Long WYFI ETF, Defiance Daily Target 2X Long ABAT ETF, Defiance Daily Target 2X Long PRME ETF, Defiance Daily Target 2X Long KULR ETF, Defiance Daily Target 2X Long SPCE ETF, Defiance Daily Target 2X Long ALMU ETF, Defiance Daily Target 2X Long FJET ETF and Defiance Daily Target 2X Long RYCEY ETF) – to be filed by amendment.
(41) Forty-Second Amendment to the Fund Sub-Administration Servicing Agreement (adding Fitz-Gerald Must Have Portfolio® ETF and Fitz-Gerald Must Have Portfolio® and Options Overlay ETF) – to be filed by amendment.
(42) Forty-Third Amendment to the Fund Sub-Administration Servicing Agreement (adding Defiance Daily Target 2X Long OPTT ETF, Defiance Daily Target 2X Long SIDU ETF, Defiance Daily Target 2X Long SSNLF ETF, Defiance Daily Target 2X Long HXSCL ETF, and Defiance Daily Target 2X Long KRKNF ETF) – to be filed by amendment.
(43) Forty-Fourth Amendment to the Fund Sub-Administration Servicing Agreement (adding Return Stacked® International Stocks & Managed Futures ETF) – to be filed by amendment
(44) Forty-Fifth Amendment to the Fund Sub-Administration Servicing Agreement (adding Defiance Daily Target 2X Long AMPX ETF, Defiance Daily Target 2X Long BEAT ETF, Defiance Daily Target 2X Long KOPN ETF, Defiance Daily Target 2X Long LTRX ETF, Defiance Daily Target 2X Long OSS ETF, Defiance Daily Target 2X Long REKR ETF, Defiance Daily Target 2X Long VELO ETF, Defiance Daily Target 2X Long YALL ETF, and Defiance Daily Target 2X Long YSS ETF) – to be filed by amendment.
(iii)	Semi-Transparent ETF Fund Sub-Administration Servicing Agreement, previously filed with Post-Effective Amendment No. 74 on Form N-1A on April 11, 2023 and is incorporated herein by reference.
(iv)	Fund Accounting Servicing Agreement between the Trust and U.S. Bancorp Fund Services, LLC, previously filed with the Trusts registration statement on Form N-1A/A on July 12, 2022, is hereby incorporated by reference.
(1) First Amendment to the Fund Accounting Servicing Agreement (adding YieldMax® AAPL Option Income Strategy ETF, YieldMax® AMZN Option Income Strategy ETF, YieldMax® BRK.B Option Income Strategy ETF, YieldMax® COIN Option Income Strategy ETF, YieldMax® META Option Income Strategy ETF, YieldMax® GOOG Option Income Strategy ETF, YieldMax® NFLX Option Income Strategy ETF, YieldMax® NVDA Option Income Strategy ETF, YieldMax® XYZ Option Income Strategy ETF, YieldMax® TSLA Option Income Strategy ETF, YieldMax® ARKK Option Income Strategy ETF, YieldMax® KWEB Option Income Strategy ETF, YieldMax® GDX Option Income Strategy ETF, YieldMax® XBI Option Income Strategy ETF, YieldMax® TLT Option Income Strategy ETF, and Senior Secured Credit Opportunities ETF), previously filed with Post-Effective Amendment No. 15 on Form N-1A on October 13, 2022 and is incorporated herein by reference.
(2) Third Amendment to the Fund Accounting Servicing Agreement (adding Nicholas Fixed Income Alternative ETF), previously filed with Post-Effective Amendment No. 318 on Form N-1A on February 24, 2025 and is incorporated herein by reference.

(3) Fourth Amendment to the Fund Accounting Servicing Agreement (adding Pinnacle Focused Opportunities ETF), previously filed with Post-Effective Amendment No. 45 on Form N-1A on December 28, 2022 and is incorporated herein by reference.
(4) Fifth Amendment to the Fund Accounting Servicing Agreement (adding Return Stacked® Bonds & Managed Futures ETF and Return Stacked® Global Stocks & Bonds ETF), previously filed with Post-Effective Amendment No. 56 on Form N-1A on February 6, 2023 and is incorporated herein by reference.
(5) Sixth Amendment to the Fund Accounting Servicing Agreement (adding DGA Absolute Return ETF), previously filed with Post-Effective Amendment No. 72 on Form N-1A on April 6, 2023 and is incorporated herein by reference.
(6) Seventh Amendment to the Fund Accounting Servicing Agreement (adding Tactical Advantage ETF), previously filed with Post-Effective Amendment No. 72 on Form N-1A on April 6, 2023 and is incorporated herein by reference.
(7) Eighth Amendment to the Fund Accounting Servicing Agreement (adding Roundhill Generative AI & Technology ETF), previously filed with Post-Effective Amendment No. 83 on Form N-1A on May 2, 2023 and is incorporated herein by reference.
(8) Ninth Amendment to the Fund Accounting Servicing Agreement (adding Blueprint Chesapeake Multi-Asset Trend ETF), previously filed with Post-Effective Amendment No. 102 on Form N-1A on June 27, 2023 and is incorporated herein by reference.
(9) Tenth Amendment to the Fund Accounting Servicing Agreement (adding Cboe Validus S&P 500 Dynamic PutWrite Index ETF, Grizzle Growth ETF, YieldMax® MSTR Option Income Strategy ETF, YieldMax® ABNB Option Income Strategy ETF, YieldMax® AMD Option Income Strategy ETF, YieldMax® MRNA Option Income Strategy ETF, YieldMax® PYPL Option Income Strategy ETF, YieldMax® DIS Option Income Strategy ETF, YieldMax® JPM Option Income Strategy ETF, YieldMax® MSFT Option Income Strategy ETF, and YieldMax® XOM Option Income Strategy ETF), previously filed with Post-Effective Amendment No. 107 on Form N-1A on July 25, 2023 and is incorporated herein by reference.
(10) Eleventh Amendment to the Fund Accounting Servicing Agreement (adding Return Stacked® U.S. Stocks & Managed Futures ETF, Defiance Nasdaq 100 Weekly Distribution ETF, Defiance S&P 500 Weekly Distribution ETF and Defiance R2000 Weekly Distribution ETF), previously filed with Post-Effective Amendment No. 117 on Form N-1A on August 25, 2023 and is incorporated herein by reference.
(11) Twelfth Amendment to the Fund Accounting Servicing Agreement (adding CoreValues Alpha Greater China Growth ETF, YieldMax® ADBE Option Income Strategy ETF, YieldMax® AI Option Income Strategy ETF, YieldMax® BA Option Income Strategy ETF, YieldMax® BIIB Option Income Strategy ETF, YieldMax® INTC Option Income Strategy ETF, YieldMax® NKE Option Income Strategy ETF, YieldMax® ORCL Option Income Strategy ETF, YieldMax® ROKU Option Income Strategy ETF, YieldMax® SNOW Option Income Strategy ETF, YieldMax® TGT Option Income Strategy ETF and YieldMax® ZM Option Income Strategy ETF), previously filed with Post-Effective Amendment No. 130 on Form N-1A on October 6, 2023 and is incorporated herein by reference.
(12) Thirteenth Amendment to the Fund Accounting Servicing Agreement (adding Hilton Small-MidCap Opportunity ETF), previously filed with Post-Effective Amendment No. 135 on Form N-1A on November 20, 2023 and is incorporated herein by reference.
(13) Fourteenth Amendment to the Fund Accounting Servicing Agreement (adding YieldMax® Universe Fund of Option Income ETFs, YieldMax® Magnificent 7 Fund of Option Income ETFs and Defiance Treasury Alternative Yield ETF), previously filed with Post-Effective Amendment No. 153 on Form N-1A on January 8, 2024 and is incorporated herein by reference.
(14) Fifteenth Amendment to the Fund Accounting Servicing Agreement (adding Defiance Developed Markets Enhanced Options Income ETF, Defiance Emerging Markets Enhanced Options Income ETF, Defiance Nasdaq 100 Target Income ETF, Defiance S&P 500 Target Income ETF, Defiance R2000 Target Income ETF Quantify Absolute Income ETF, iREIT - MarketVector Quality REIT Index ETF, YieldMax® Ultra Option Income Strategy ETF and YieldMax® MSTR Option Income Strategy ETF), previously filed with Post-Effective Amendment No. 171 on Form N-1A on February 16, 2024 and is incorporated herein by reference.
(15) Sixteenth Amendment to the Fund Accounting Servicing Agreement (adding YieldMax® TSLA Short Option Income Strategy ETF, YieldMax® Innovation Short Option Income Strategy ETF, YieldMax® NVDA Short Option Income Strategy ETF, YieldMax® COIN Short Option Income Strategy ETF, YieldMax® AAPL Short Option Income Strategy ETF, YieldMax® N100 Short Option Income Strategy ETF and Carbon Collective Short Duration Green Bond ETF), previously filed with Post-Effective Amendment No. 182 on Form N-1A on March 4, 2024 and is incorporated herein by reference.
(16) Seventeenth Amendment to the Fund Accounting Servicing Agreement (adding Even Herd Long Short ETF, Peerless Option Wheel ETF, Return Stacked® Bonds & Futures Yield ETF, Return Stacked® U.S. Equity & Futures Yield ETF and YieldMax® Bitcoin Option Income Strategy ETF), previously filed with Post-Effective Amendment No. 194 on Form N-1A on March 26, 2024 and is incorporated herein by reference.
(17) Eighteenth Amendment to the Fund Accounting Servicing Agreement (adding Defiance Gold Enhanced Options Income ETF, Defiance Silver Enhanced Options Income ETF, Defiance Oil Enhanced Options Income ETF, Defiance Treasury Enhanced Options Income ETF and Clockwise U.S. Core Equity ETF), previously filed with Post-Effective Amendment No. 206 on Form N-1A on April 29, 2024 and is incorporated herein by reference.

(18) Nineteenth Amendment to the Fund Accounting Servicing Agreement (adding Cambria Chesapeake Pure Trend ETF, Defiance Daily Target 2X Short MSTR ETF, Defiance Daily Target 2X Long RIOT ETF (formerly known as Defiance Daily Target 2X Long Carbon ETF), Defiance Daily Target 2x Long Copper ETF, Defiance Daily Target 2X Long China Dragons ETF (formerly known as Defiance Daily Target 2X Long Lithium ETF), Defiance Daily Target 2X Long LLY ETF, Defiance Daily Target 2X Long MSTR ETF, Defiance Daily Target 2X Long NVO ETF, Defiance Daily Target 2X Long AVGO ETF, Defiance Daily Target 2X Long SMCI ETF, Defiance Daily Target 2X Long Solar ETF and Defiance Daily Target 2X Long Uranium ETF), previously filed with Post-Effective Amendment No. 213 on Form N-1A on May 21, 2024 and is incorporated herein by reference.
(19) Twentieth Amendment to the Fund Accounting Servicing Agreement (adding Nicholas Global Equity and Income ETF, YieldMax® BABA Option Income Strategy ETF, YieldMax® CVNA Option Income Strategy ETF, YieldMax® DKNG Option Income Strategy ETF, YieldMax® HOOD Option Income Strategy ETF, YieldMax® JD Option Income Strategy ETF, YieldMax® MARA Option Income Strategy ETF, YieldMax® PDD Option Income Strategy ETF, YieldMax® PLTR Option Income Strategy ETF, YieldMax® RBLX Option Income Strategy ETF, YieldMax® SHOP Option Income Strategy ETF, YieldMax® SMCI Option Income Strategy ETF, and YieldMax® TSM Option Income Strategy ETF), previously filed with Post-Effective Amendment No. 237 on Form N-1A on July 18, 2024 and is incorporated herein by reference.
(20) Twenty-First Amendment to the Fund Accounting Servicing Agreement (adding YieldMax® Ether Option Income Strategy ETF, STKd 100% Bitcoin & 100% Gold ETF and Defiance Large Cap ex-Mag 7 ETF), previously filed with Post-Effective Amendment No. 261 on Form N-1A on September 18, 2024, and is incorporated herein by reference.
(21) Twenty-Second Amendment to the Fund Accounting Servicing Agreement (adding YieldMax® Target 12™ Semiconductor Option Income ETF, YieldMax® Target 12™ Biotech & Pharma Option Income ETF, YieldMax® Target 12™ Energy Option Income ETF, YieldMax® Target 12™ Real Estate Option Income ETF, YieldMax® Target 12™ Tech & Innovation Option Income ETF, YieldMax® Target 12™ Big 50 Option Income ETF, YieldMax® Dorsey Wright Hybrid 5 Income ETF, YieldMax® Dorsey Wright Featured 5 Income ETF, YieldMax® AI & Tech Portfolio Option Income ETF, YieldMax® Crypto Industry & Tech Portfolio Option Income ETF, YieldMax® China Portfolio Option Income ETF, YieldMax® Semiconductor Portfolio Option Income ETF, YieldMax® Biotech & Pharma Portfolio Option Income ETF, YieldMax® Ultra Short Option Income Strategy ETF and Return Stacked® Bonds & Merger Arbitrage ETF), previously filed with Post-Effective Amendment No. 280 on Form N-1A on November 22, 2024, and is incorporated herein by reference.
(22) Twenty-Third Amendment to the Fund Accounting Servicing Agreement (adding Defiance Daily Target 2X Long SOFI ETF, Defiance Daily Target 2X Long AMAT ETF, Defiance Daily Target 2X Long B ETF, Defiance Daily Target 2X Long ORCL ETF, Defiance Daily Target 2X Long FSLR ETF, Defiance Daily Target 2X Long DKNG ETF, Defiance Hot Sauce Daily 3X Strategy ETF, Defiance AI & Power Infrastructure ETF, YieldMax® Nasdaq 100 0DTE Covered Call Strategy ETF, YieldMax® S&P 500 0DTE Covered Call Strategy ETF and YieldMax® R2000 0DTE Covered Call Strategy ETF), previously filed with Post-Effective Amendment No. 299 on Form N-1A on January 14, 2025 and is incorporated herein by reference.
(23) Twenty-Fourth Amendment to the Fund Accounting Servicing Agreement (adding STKd 100% COIN & 100% NVDA ETF, STKd 100% NVDA & 100% MSTR ETF, STKd 100% MSTR & 100% COIN ETF, STKd 100% COIN & 100% HOOD ETF, STKd 100% NVDA & 100% AMD ETF, STKd 100% TSLA & 100% MSTR ETF, STKd 100% TSLA & 100% NVDA ETF, STKd 100% SMCI & 100% NVDA ETF, STKd 100% UBER & 100% TSLA ETF, STKd 100% META & 100% AMZN ETF, Defiance Leveraged Long MSTR ETF, Defiance Leveraged Long + Income MSTR ETF, Defiance Daily Target 2X Long HIMS ETF, Defiance Daily Target 2X Long IONQ ETF, Defiance Daily Target 2X Long RKLB ETF, Defiance Daily Target 2X Long CVNA ETF, Defiance Daily Target 2X Long HOOD ETF, Defiance Daily Target 2X Long VST ETF, Defiance Daily Target 2X Long JPM ETF, Defiance Daily Target 2X Long PENN ETF, Defiance Daily Target 2X Long SOUN ETF, Defiance Daily Target 2X Long MRVL ETF, Defiance Daily Target 2X Long RGTI ETF, YieldMax® MSTR Short Option Income Strategy ETF, YieldMax® AMD Short Option Income Strategy ETF, YieldMax® AMZN Short Option Income Strategy ETF, YieldMax® MARA Short Option Income Strategy ETF, YieldMax® Bitcoin Short Option Income Strategy ETF, YieldMax® META Short Option Income Strategy ETF and YieldMax® SMCI Short Option Income Strategy ETF), previously filed with Post-Effective Amendment No. 316 on Form N-1A on February 24, 2025 and is incorporated herein by reference.
(24) Twenty-Fifth Amendment to the Fund Accounting Servicing Agreement (adding Defiance Daily Target 2X Short RIOT ETF, Defiance Daily Target 2X Short SMCI ETF, Defiance Daily Target 2X Short LLY ETF), previously filed with Post-Effective Amendment No. 336 on Form N-1A on March 31, 2025 and is incorporated herein by reference.
(25) Twenty-Sixth Amendment to the Fund Accounting Servicing Agreement (adding Defiance Daily Target 2X Long DJT ETF, Defiance Daily Target 2X Long RDDT ETF, Return Stacked® U.S. Stocks & Gold/Bitcoin ETF, Defiance Trillion Dollar Club Index ETF, Defiance Nasdaq 100 LightningSpread™ Income ETF, Defiance S&P 500 LightningSpread™ Income ETF, Defiance Russell 2000 LightningSpread™ Income ETF, YieldMax® AI Performance & Distribution Target 25™ ETF, YieldMax® AMD Performance & Distribution Target 25™ ETF, YieldMax® AMZN Performance & Distribution Target 25™ ETF, YieldMax® COIN Performance & Distribution Target 25™ ETF, YieldMax® MARA Performance & Distribution Target 25™ ETF, YieldMax® MSTR Performance & Distribution Target 25™ ETF, YieldMax® NVDA Performance & Distribution Target 25™ ETF, YieldMax® PLTR Performance & Distribution Target 25™ ETF, YieldMax® SMCI Performance & Distribution Target 25™ ETF and YieldMax® TSLA Performance & Distribution Target 25™ ETF, Defiance Daily Target 2X Short CVNA ETF, Defiance Daily Target 2X Short IONQ ETF, Defiance Daily Target 2X Short PLTR ETF, Defiance Daily Target 2X Short RKLB ETF, Defiance Daily Target 2X Long ANET ETF, Defiance Daily Target 2X Long ARM ETF, Defiance Daily Target 2X Long PM ETF, Defiance Daily Target 2X Long UBER ETF, Hilton BDC Corporate Bond ETF, and Nicholas Crypto Income ETF), previously filed with Post-Effective Amendment No. 342 on Form N-1A on April 25, 2025 and is incorporated herein by reference.

(26) Twenty-Seventh Amendment to the Fund Accounting Servicing Agreement (adding Defiance 2X Daily Long Pure Quantum ETF, Defiance MAGA Seven ETF, Defiance Daily Target 2X Long OKLO ETF, Defiance Daily Target 2X Long QBTS ETF, Defiance Daily Target 2X Short RGTI ETF, Defiance Daily Target 2X Short QBTS ETF, Defiance Nasdaq 100 Double Short Hedged ETF and YieldMax® Bitcoin Performance & Distribution Target 25™ ETF), previously filed with Post-Effective Amendment No. 366 on Form N-1A on June 17, 2025 and is incorporated herein by reference.
(27) Twenty-Eighth Amendment to the Fund Accounting Servicing Agreement (adding Defiance Vol Carry Hedged ETF, Defiance Enhanced Short Vol ETF, Defiance Enhanced Long Vol ETF, Defiance Leveraged Long + Income AAPL ETF, Defiance Leveraged Long + Income AMD ETF, Defiance Leveraged Long + Income AMZN ETF, Defiance Leveraged Long + Income BRK.B ETF, Defiance Leveraged Long + Income COIN ETF, Defiance Leveraged Long + Income GOOG ETF, Defiance Leveraged Long + Income HIMS ETF, Defiance Leveraged Long + Income HOOD ETF, Defiance Leveraged Long + Income META ETF, Defiance Leveraged Long + Income NFLX ETF, Defiance Leveraged Long + Income NVDA ETF, Defiance Leveraged Long + Income PLTR ETF, Defiance Leveraged Long + Income SMCI ETF, Defiance Leveraged Long + Income TSLA ETF, YieldMax® AFRM Option Income Strategy ETF, YieldMax® APP Option Income Strategy ETF, YieldMax® ARM Option Income Strategy ETF, YieldMax® AVGO Option Income Strategy ETF, YieldMax® CRWD Option Income Strategy ETF, YieldMax® GME Option Income Strategy ETF, YieldMax® HIMS Option Income Strategy ETF, YieldMax® IONQ Option Income Strategy ETF, YieldMax® LLY Option Income Strategy ETF, YieldMax® RDDT Option Income Strategy ETF, YieldMax® SPOT Option Income Strategy ETF, and YieldMax® UBER Option Income Strategy ETF) – previously filed with Post-Effective Amendment No. 391 on Form N-1A on August 4, 2025 and is incorporated herein by reference.
(28) Twenty-Ninth Amendment to the Fund Accounting Servicing Agreement (adding YieldMax® CRCL Option Income Strategy ETF, YieldMax® CRWV Option Income Strategy ETF, YieldMax® GLXY Option Income Strategy ETF, Defiance Leveraged Long + Income CRCL ETF, Defiance Leveraged Long + Income CRWV ETF, Defiance Leveraged Long + Income GLXY ETF, Defiance Leveraged Long + Income Magnificent Seven ETF, Defiance Leveraged Long + Income Nasdaq 100 ETF, Defiance Leveraged Long + Income S&P 500 ETF, Defiance Leveraged Long + Income Ethereum ETF, Defiance Leveraged Long + Income Bitcoin ETF, and YieldMax® U.S Stocks Target Double Distribution ETF), previously filed with Post-Effective Amendment No. 421 on Form N-1A on September 8, 2025 and is incorporated herein by reference.
(29) Thirtieth Amendment to the Fund Accounting Servicing Agreement (adding Defiance Daily Target 2X Long ALAB ETF, Defiance Daily Target 2X Long APLD ETF, Defiance Daily Target 2X Long AVAV ETF, Defiance Daily Target 2X Long JOBY ETF, Defiance Daily Target 2X Long KTOS ETF, Defiance Daily Target 2X Long LMND ETF, Defiance Daily Target 2X Long NBIS ETF, Defiance Daily Target 2X Long NVTS ETF, Defiance Daily Target 2X Long OSCR ETF, Defiance Daily Target 2X Long PONY ETF, Defiance Daily Target 2X Long RCAT ETF, Defiance Daily Target 2X Long RBRK ETF, Defiance Daily Target 2X Long ZETA ETF, Defiance U.S. Dividend Equity Paid Weekly ETF, Defiance Daily Target 2X Long ET ETF, Defiance Daily Target 2X Long FIG ETF, Defiance Daily Target 2X Long IREN ETF, Defiance Daily Target 2X Long MP ETF, Defiance Daily Target 2X Long QS ETF, Defiance Daily Target 2X Long AEO ETF, Defiance Daily Target 2X Long BLSH ETF, Defiance Daily Target 2X Long DASH ETF and Defiance Daily Target 2X Long MRNA ETF), previously filed with Post-Effective Amendment No. 446 on Form N-1A on October 17, 2025 and is incorporated herein by reference.
(30) Thirty-First Amendment to the Fund Accounting Servicing Agreement (adding Defiance Leveraged Long BEAM ETF, Defiance Leveraged Long SBET ETF, Defiance Leveraged Long OPEN ETF, Defiance Leveraged Long EOSE ETF, Defiance Leveraged Long + Income BMNR ETF, Defiance Leveraged Long + Income SOFI ETF, Defiance Leveraged Long + Income XRP ETF, Defiance Leveraged Long + Income SOL ETF, CoreValues America First Technology Index ETF, Defiance Daily Target 2X Long CHWY ETF, Defiance Daily Target 2X Long CAVA ETF, Defiance Daily Target 2X Long ELF ETF, Defiance Daily Target 2X Long WYNN ETF, Defiance Daily Target 2X Long ESLT ETF, Defiance Daily Target 2X Long BMNR ETF, Defiance Daily Target 2X Short AMD ETF, Defiance Daily Target 2X Short APP ETF, Defiance Daily Target 2X Short ASTS ETF, Defiance Daily Target 2X Short AVGO ETF, Defiance Daily Target 2X Short BBAI ETF, Defiance Daily Target 2X Short BMNR ETF, Defiance Daily Target 2X Short CRCL ETF, Defiance Daily Target 2X Short HIMS ETF, Defiance Daily Target 2X Short HOOD ETF, Defiance Daily Target 2X Short INTC ETF, Defiance Daily Target 2X Short MRVL ETF, Defiance Daily Target 2X Short MU ETF, Defiance Daily Target 2X Short NVO ETF, Defiance Daily Target 2X Short OKLO ETF, Defiance Daily Target 2X Short OSCR ETF, Defiance Daily Target 2X Short SBET ETF, Defiance Daily Target 2X Short TSM ETF, Defiance Daily Target 2X Short UNH ETF, Defiance Leveraged Long DOCN ETF, Defiance Leveraged Long HTZ ETF, Defiance Leveraged Long NEGG ETF, Defiance Leveraged Long NMAX ETF, Defiance Leveraged Long RUM ETF, Defiance QTUM Options Income ETF, Defiance Daily Target 2X Long AA ETF, Defiance Daily Target 2X Long CAE ETF, Defiance Daily Target 2X Long CSCO ETF, Defiance Daily Target 2X Long EBAY ETF, Defiance Daily Target 2X Long EXEL ETF, Defiance Daily Target 2X Long IBKR ETF, Defiance Daily Target 2X Long KLAC ETF, Defiance Daily Target 2X Long MPWR ETF, Defiance Daily Target 2X Long PFE ETF, Defiance Daily Target 2X Long SE ETF, Defiance Daily Target 2X Long ERIC ETF and Defiance Daily Target 2X Long UPS ETF), previously filed with Post-Effective Amendment No. 463 on Form N-1A on November 10, 2025 and is incorporated herein by reference.

(31) Thirty-Second Amendment to the Fund Accounting Servicing Agreement (adding Quantify 2X Daily All Cap Crypto ETF, Quantify 2X Daily Alt Season Crypto ETF, Quantify 2X Daily AltAlt Season Crypto ETF, YieldMax® Hundred Club ETFs, IncomeSTKd 1x US Stocks & 1x Bitcoin Premium ETF, IncomeSTKd 1x US Stocks & 1x Gold Premium ETF, IncomeSTKd 1x Bitcoin & 1x Gold Premium ETF, IncomeSTKd 1x Treasury & 1x Gold Premium ETF, IncomeSTKd 1x Bitcoin & 1x Treasury Premium ETF, IncomeSTKd 1x US Stocks & 1x Treasury Premium ETF, IncomeQ Bitcoin & Bitcoin Treasury mNAV Harvester ETF, IncomeQ Crypto & Crypto Treasury mNAV Harvester ETF, Defiance Daily Target 2X Short APLD ETF, Defiance Daily Target 2X Short ARM ETF, Defiance Daily Target 2X Short BE ETF, Defiance Daily Target 2X Short BITF ETF, Defiance Daily Target 2X Short CLSK ETF, Defiance Daily Target 2X Short CRWV ETF, Defiance Daily Target 2X Short IREN ETF, Defiance Daily Target 2X Short JOBY ETF, Defiance Daily Target 2X Short NBIS ETF, Defiance Daily Target 2X Short NVTS ETF, Defiance Daily Target 2X Short OPEN ETF, Defiance Daily Target 2X Short ORCL ETF, Defiance Daily Target 2X Short SMR ETF, Defiance Daily Target 2X Short SNOW ETF, Defiance Daily Target 2X Short UPST ETF, Defiance Daily Target 2X Long BITF ETF, Defiance Daily Target 2X Long CLS ETF, Defiance Daily Target 2X Long HPQ ETF, Defiance Daily Target 2X Long JMIA ETF, Defiance Daily Target 2X Long LUNR ETF, Defiance Daily Target 2X Long ONDS ETF, Defiance Daily Target 2X Long RKT ETF, Defiance Daily Target 2X Long PGY ETF, Defiance Daily Target 2X Long PL ETF, Defiance Daily Target 2X Long BE ETF, Defiance Daily Target 2X Long BIIB ETF, Defiance Daily Target 2X Long BTQ ETF, Defiance Daily Target 2X Long ETHM ETF, Defiance Daily Target 2X Long JBLU ETF, Defiance Daily Target 2X Long NOK ETF, Defiance Daily Target 2X Long OXY ETF, Defiance Daily Target 2X Long RMBS ETF, Defiance Daily Target 2X Long VRTX ETF, Defiance Daily Target 2X Long WING ETF, Defiance Daily Target 2X Long ZIM ETF, Defiance Long Pure Quantum ETF, and Defiance Daily Target 2X Long WLTH ETF), previously filed with Post-Effective Amendment No. 502 on Form N-1A on December 23, 2025 and is incorporated herein by reference.
(32) Thirty-Third Amendment to the Fund Accounting Servicing Agreement (adding Chesapeake Trend-Following Fixed Income ETF, Defiance 2X Daily Long Pure Drone and Aerial Automation ETF, Defiance 2X Daily Short Pure Quantum Computing Index ETF, Defiance Daily Target 2X Long CLF ETF, Defiance Daily Target 2X Long PLUG ETF, Defiance Daily Target 2X Long UUUU ETF, Defiance Daily Target 2X Long CCJ ETF, Defiance Daily Target 2X Long DNN ETF, Defiance Daily Target 2X Long HL ETF, Defiance Daily Target 2X Long NDAQ ETF, Defiance Daily Target 2X Long PAAS ETF, Defiance Daily Target 2X Long PATH ETF, Defiance Daily Target 2X Long POET ETF, Defiance Daily Target 2X Long COMM ETF, Defiance Daily Target 2X Long AMKR ETF, Defiance Daily Target 2X Short RKT ETF, Defiance AdvMicrDev LightningSpread™ Income ETF, Defiance AAPL LightningSpread™ Income ETF, Defiance Blkstne LightningSpread™ Income ETF, Defiance CRCL LightningSpread™ Income ETF, Defiance COIN LightningSpread™ Income ETF, Defiance FcBk LightningSpread™ Income ETF, Defiance MSTR LightningSpread™ Income ETF, Defiance NVDA LightningSpread™ Income ETF, Defiance ORCL LightningSpread™ Income ETF, Defiance PLTR LightningSpread™ Income ETF, Defiance TSLA LightningSpread™ Income ETF, Nicholas Bitcoin and Treasuries AfterDark ETF, Nicholas Bitcoin Tail ETF, Nicholas Gold Income ETF, Nicholas Silver Income ETF, Nicholas Nuclear Income ETF, Nicholas Defense and Rare Earth Income ETF, YieldMax® WarTech & Cyber Defense Portfolio Option Income ETF, YieldMax® Strategic Metals & Mining Portfolio Option Income ETF, YieldMax® Digital Finance Ecosystem Portfolio Option Income ETF, YieldMax® RoboTech & Automation Portfolio Option Income ETF and YieldMax® Top Ten ETFs), previously filed with Post-Effective Amendment No. 517 on Form N-1A on January 26, 2026 and is incorporated herein by reference.
(33) Thirty-Fourth Amendment to the Fund Accounting Servicing Agreement (adding Defiance Bitcoin LightningSpread™ Income ETF, Defiance Ethereum LightningSpread™ Income ETF, Defiance Gold LightningSpread™ Income ETF, Defiance Gold Miners LightningSpread™ Income ETF, Defiance Silver LightningSpread™ Income ETF, Defiance Solana LightningSpread™ Income ETF, and Defiance XRP LightningSpread™ Income ETF), previously filed with Post-Effective Amendment No. 527 on Form N-1A on February 9, 2026, and is incorporated herein by reference.
(34) Thirty-Fifth Amendment to the Fund Accounting Servicing Agreement (adding Defiance Daily Target 2X Long AMTM ETF) - to be filed by amendment.
(35) Thirty-Sixth Amendment to the Fund Accounting Servicing Agreement (adding Portfolio Building Block 1X Inverse US Large Cap Daily Target ETF and Portfolio Building Block 1X Inverse US Growth and Innovation Daily Target ETF) - to be filed by amendment.
(36) Thirty-Seventh Amendment to the Fund Accounting Servicing Agreement (adding Defiance Daily Target 2X Long ABTC ETF, Defiance Daily Target 2X Long GCT ETF, Defiance Daily Target 2X Long LUMN ETF, Defiance Daily Target 2X Long MDLN ETF, Defiance Daily Target 2X Long PINS ETF, Defiance Daily Target 2X Long ROKU ETF, Defiance Daily Target 2X Long SATS ETF, Defiance Daily Target 2X Long SNDL ETF, Defiance Daily Target 2X Long TLRY ETF, Defiance Daily Target 2X Long WBD ETF and Defiance Daily Target 2X Long XOVR ETF) - to be filed by amendment.
(37) Thirty-Eighth Amendment to the Fund Accounting Servicing Agreement (adding Defiance Space Data Center Leaders ETF and Defiance Pure Space Daily 2X Strategy ETF) - to be filed by amendment.

(38) Thirty-Ninth Amendment to the Fund Accounting Servicing Agreement (adding Defiance Daily Target 2X Long Discord ETF) - to be filed by amendment.
(39) Fortieth Amendment to the Fund Accounting Servicing Agreement (adding Defiance Daily Target 2X Long ASTS ETF, Defiance Daily Target 2X Long BKSY ETF, Defiance Daily Target 2X Long COHR ETF, Defiance Daily Target 2X Long ENVX ETF, Defiance Daily Target 2X Long FRSH ETF, Defiance Daily Target 2X Long GSAT ETF, Defiance Daily Target 2X Long JD ETF, Defiance Daily Target 2X Long LEU ETF, Defiance Daily Target 2X Long OUST ETF, Defiance Daily Target 2X Long RDW ETF, Defiance Daily Target 2X Long RVMD ETF, Defiance Daily Target 2X Long STX ETF and Defiance Daily Target 2X Long VSAT ETF) - to be filed by amendment.
(40) Forty-First Amendment to the Fund Accounting Servicing Agreement (adding Defiance Daily Target 2X Long RYAAY ETF, Defiance Daily Target 2X Long UMAC ETF, Defiance Daily Target 2X Long WYFI ETF, Defiance Daily Target 2X Long ABAT ETF, Defiance Daily Target 2X Long PRME ETF, Defiance Daily Target 2X Long KULR ETF, Defiance Daily Target 2X Long SPCE ETF, Defiance Daily Target 2X Long ALMU ETF, Defiance Daily Target 2X Long FJET ETF and Defiance Daily Target 2X Long RYCEY ETF) – to be filed by amendment.
(41) Forty-Second Amendment to the Fund Accounting Servicing Agreement (adding Fitz-Gerald Must Have Portfolio® ETF and Fitz-Gerald Must Have Portfolio® and Options Overlay ETF) – to be filed by amendment.
(42) Forty-Third Amendment to the Fund Accounting Servicing Agreement (adding Defiance Daily Target 2X Long OPTT ETF, Defiance Daily Target 2X Long SIDU ETF, Defiance Daily Target 2X Long SSNLF ETF, Defiance Daily Target 2X Long HXSCL ETF, and Defiance Daily Target 2X Long KRKNF ETF) – to be filed by amendment.
(43) Forty-Fourth Amendment to the Fund Accounting Servicing Agreement (adding Return Stacked® International Stocks & Managed Futures ETF) – to be filed by amendment
(44) Forty-Fifth Amendment to the Fund Accounting Servicing Agreement (adding Defiance Daily Target 2X Long AMPX ETF, Defiance Daily Target 2X Long BEAT ETF, Defiance Daily Target 2X Long KOPN ETF, Defiance Daily Target 2X Long LTRX ETF, Defiance Daily Target 2X Long OSS ETF, Defiance Daily Target 2X Long REKR ETF, Defiance Daily Target 2X Long VELO ETF, Defiance Daily Target 2X Long YALL ETF, and Defiance Daily Target 2X Long YSS ETF) – to be filed by amendment.
(v)	Semi-Transparent ETF Trust Fund Accounting Servicing Agreement, previously filed with Post-Effective Amendment No. 74 on Form N-1A on April 11, 2023 and is incorporated herein by reference.
(vi)	Transfer Agent Agreement between the Trust and U.S. Bancorp Fund Services, LLC, previously filed with the Trusts registration statement on Form N-1A/A on July 12, 2022, is hereby incorporated by reference.
(1) First Amendment to the Transfer Agent Agreement (adding YieldMax® AAPL Option Income ETF, YieldMax® AMZN Option Income Strategy ETF, YieldMax® BRK.B Option Income Strategy ETF, YieldMax® COIN Option Income Strategy ETF, YieldMax® META Option Income Strategy ETF, YieldMax® GOOG Option Income Strategy ETF, YieldMax® NFLX Option Income Strategy ETF, YieldMax® NVDA Option Income Strategy ETF, YieldMax® XYZ Option Income Strategy ETF, YieldMax® TSLA Option Income Strategy ETF, YieldMax® ARKK Option Income Strategy ETF, YieldMax® KWEB Option Income Strategy ETF, YieldMax® GDX Option Income Strategy ETF, YieldMax® XBI Option Income Strategy ETF, and YieldMax® TLT Option Income Strategy ETF, and Senior Secured Credit Opportunities ETF), previously filed with Post-Effective Amendment No. 15 on Form N-1A on October 13, 2022 and is incorporated herein by reference.
(2) Third Amendment to the Transfer Agent Agreement (adding Nicholas Fixed Income Alternative ETF), previously filed with Post-Effective Amendment No. 318 on Form N-1A on February 24, 2025 and is incorporated herein by reference.
(3) Fourth Amendment to the Transfer Agent Agreement (adding Pinnacle Focused Opportunities ETF), previously filed with Post-Effective Amendment No. 45 on Form N-1A on December 28, 2022 and is incorporated herein by reference.
(4) Fifth Amendment to the Transfer Agent Agreement (adding Return Stacked® Bonds & Managed Futures ETF and Return Stacked® Global Stocks & Bonds ETF), previously filed with Post-Effective Amendment No. 56 on Form N-1A on February 6, 2023 and is incorporated herein by reference.
(5) Sixth Amendment to the Transfer Agent Agreement (adding DGA Absolute Return ETF), previously filed with Post-Effective Amendment No. 72 on Form N-1A on April 6, 2023 and is incorporated herein by reference.
(6) Seventh Amendment to the Transfer Agent Agreement (adding Tactical Advantage ETF), previously filed with Post-Effective Amendment No. 72 on Form N-1A on April 6, 2023 and is incorporated herein by reference.
(7) Eighth Amendment to the Transfer Agent Agreement (adding Roundhill Generative AI & Technology ETF), previously filed with Post-Effective Amendment No. 83 on Form N-1A on May 2, 2023 and is incorporated herein by reference.
(8) Ninth Amendment to the Transfer Agent Agreement (adding Blueprint Chesapeake Multi-Asset Trend ETF), previously filed with Post-Effective Amendment No. 102 on Form N-1A on June 27, 2023 and is incorporated herein by reference.
(9) Tenth Amendment to the Transfer Agent Agreement (adding Cboe Validus S&P 500 Dynamic PutWrite Index ETF, Grizzle Growth ETF, YieldMax® MSTR Option Income Strategy ETF, YieldMax® ABNB Option Income Strategy ETF, YieldMax® AMD Option Income Strategy ETF, YieldMax® MRNA Option Income Strategy ETF, YieldMax® PYPL Option Income Strategy ETF, YieldMax® DIS Option Income Strategy ETF, YieldMax® JPM Option Income Strategy ETF, YieldMax® MSFT Option Income Strategy ETF, and YieldMax® XOM Option Income Strategy ETF), previously filed with Post-Effective Amendment No. 107 on Form N-1A on July 25, 2023 and is incorporated herein by reference.

(10) Eleventh Amendment to the Transfer Agent Agreement (adding Defiance Nasdaq 100 Weekly Distribution ETF, Defiance S&P 500 Weekly Distribution ETF and Defiance R2000 Weekly Distribution ETF), previously filed with Post-Effective Amendment No. 117 on Form N-1A on August 25, 2023 and is incorporated herein by reference.
(11) Twelfth Amendment to the Transfer Agent Agreement (adding CoreValues Alpha Greater China Growth ETF, YieldMax® ADBE Option Income Strategy ETF, YieldMax® AI Option Income Strategy ETF, YieldMax® BA Option Income Strategy ETF, YieldMax® BIIB Option Income Strategy ETF, YieldMax® INTC Option Income Strategy ETF, YieldMax® NKE Option Income Strategy ETF, YieldMax® ORCL Option Income Strategy ETF, YieldMax® ROKU Option Income Strategy ETF, YieldMax® SNOW Option Income Strategy ETF, YieldMax® TGT Option Income Strategy ETF and YieldMax® ZM Option Income Strategy ETF), previously filed with Post-Effective Amendment No. 130 on Form N-1A on October 6, 2023 and is incorporated herein by reference.
(12) Thirteenth Amendment to the Transfer Agent Agreement (adding Hilton Small-MidCap Opportunity ETF), previously filed with Post-Effective Amendment No. 135 on Form N-1A on November 20, 2023 and is incorporated herein by reference.
(13) Fourteenth Amendment to the Transfer Agent Agreement (adding YieldMax® Universe Fund of Option Income ETFs, YieldMax® Magnificent 7 Fund of Option Income ETFs and Defiance Treasury Alternative Yield ETF), previously filed with Post-Effective Amendment No. 153 on Form N-1A on January 8, 2024 and is incorporated herein by reference.
(14) Fifteenth Amendment to the Transfer Agent Agreement (adding Defiance Developed Markets Enhanced Options Income ETF, Defiance Emerging Markets Enhanced Options Income ETF, Defiance Nasdaq 100 Target Income ETF, Defiance S&P 500 Target Income ETF, Defiance R2000 Target Income ETF Quantify Absolute Income ETF, iREIT - MarketVector Quality REIT Index ETF, YieldMax® Ultra Option Income Strategy ETF and YieldMax® MSTR Option Income Strategy ETF), previously filed with Post-Effective Amendment No. 171 on Form N-1A on February 16, 2024 and is incorporated herein by reference.
(15) Sixteenth Amendment to the Transfer Agent Agreement (adding YieldMax® TSLA Short Option Income Strategy ETF, YieldMax® Innovation Short Option Income Strategy ETF, YieldMax® NVDA Short Option Income Strategy ETF, YieldMax® COIN Short Option Income Strategy ETF, YieldMax® AAPL Short Option Income Strategy ETF, YieldMax® N100 Short Option Income Strategy ETF and Carbon Collective Short Duration Green Bond ETF), previously filed with Post-Effective Amendment No. 182 on Form N-1A on March 4, 2024 and is incorporated herein by reference.
(16) Seventeenth Amendment to the Transfer Agent Agreement (adding Even Herd Long Short ETF, Peerless Option Wheel ETF, Return Stacked® Bonds & Futures Yield ETF, Return Stacked® U.S. Equity & Futures Yield ETF and YieldMax® Bitcoin Option Income Strategy ETF), previously filed with Post-Effective Amendment No. 194 on Form N-1A on March 26, 2024 and is incorporated herein by reference.
(17) Eighteenth Amendment to the Transfer Agent Agreement (adding Defiance Gold Enhanced Options Income ETF, Defiance Silver Enhanced Options Income ETF, Defiance Oil Enhanced Options Income ETF, Defiance Treasury Enhanced Options Income ETF and Clockwise U.S. Core Equity ETF), previously filed with Post-Effective Amendment No. 206 on Form N-1A on April 29, 2024 and is incorporated herein by reference.
(18) Nineteenth Amendment to the Transfer Agent Agreement (adding Cambria Chesapeake Pure Trend ETF, Defiance Daily Target 2X Short MSTR ETF, Defiance Daily Target 2X Long RIOT ETF (formerly known as Defiance Daily Target 2X Long Carbon ETF), Defiance Daily Target 2X Long Copper ETF, Defiance Daily Target 2X Long China Dragons ETF (formerly known as Defiance Daily Target 2X Long Lithium ETF), Defiance Daily Target 2X Long LLY ETF, Defiance Daily Target 2X Long MSTR ETF, Defiance Daily Target 2x Long NVO ETF, Defiance Daily Target 2X Long AVGO ETF, Defiance Daily Target 2X Long SMCI ETF, Defiance Daily Target 2X Long Solar ETF and Defiance Daily Target 2X Long Uranium ETF), previously filed with Post-Effective Amendment No. 213 on Form N-1A on May 21, 2024 and is incorporated herein by reference.
(19) Twentieth Amendment to the Transfer Agent Agreement (adding Nicholas Global Equity and Income ETF, YieldMax® BABA Option Income Strategy ETF, YieldMax® CVNA Option Income Strategy ETF, YieldMax® DKNG Option Income Strategy ETF, YieldMax® HOOD Option Income Strategy ETF, YieldMax® JD Option Income Strategy ETF, YieldMax® MARA Option Income Strategy ETF, YieldMax® PDD Option Income Strategy ETF, YieldMax® PLTR Option Income Strategy ETF, YieldMax® RBLX Option Income Strategy ETF, YieldMax® SHOP Option Income Strategy ETF, YieldMax® SMCI Option Income Strategy ETF, and YieldMax® TSM Option Income Strategy ETF), previously filed with Post-Effective Amendment No. 237 on Form N-1A on July 18, 2024 and is incorporated herein by reference.
(20) Twenty-First Amendment to the Transfer Agent Agreement (adding YieldMax® Ether Option Income Strategy ETF, STKd 100% Bitcoin & 100% Gold ETF and Defiance Large Cap ex-Mag 7 ETF), previously filed with Post-Effective Amendment No. 261 on Form N-1A on September 18, 2024, and is incorporated herein by reference.
(21) Twenty-Second Amendment to the Transfer Agent Agreement (adding YieldMax® Target 12™ Semiconductor Option Income ETF, YieldMax® Target 12™ Biotech & Pharma Option Income ETF, YieldMax® Target 12™ Energy Option Income ETF, YieldMax® Target 12™ Real Estate Option Income ETF, YieldMax® Target 12™ Tech & Innovation Option Income ETF, YieldMax® Target 12™ Big 50 Option Income ETF, YieldMax® Dorsey Wright Hybrid 5 Income ETF, YieldMax® Dorsey Wright Featured 5 Income ETF, YieldMax® AI & Tech Portfolio Option Income ETF, YieldMax® Crypto Industry & Tech Portfolio Option Income ETF, YieldMax® China Portfolio Option Income ETF, YieldMax® Semiconductor Portfolio Option Income ETF, YieldMax® Biotech & Pharma Portfolio Option Income ETF, YieldMax® Ultra Short Option Income Strategy ETF and Return Stacked® Bonds & Merger Arbitrage ETF), previously filed with Post-Effective Amendment No. 280 on Form N-1A on November 22, 2024, and is incorporated herein by reference.

(22) Twenty-Third Amendment to the Transfer Agent Agreement (adding Defiance Daily Target 2X Long SOFI ETF, Defiance Daily Target 2X Long AMAT ETF, Defiance Daily Target 2X Long B ETF, Defiance Daily Target 2X Long ORCL ETF, Defiance Daily Target 2X Long FSLR ETF, Defiance Daily Target 2X Long DKNG ETF, Defiance Hot Sauce Daily 3X Strategy ETF, Defiance AI & Power Infrastructure ETF, YieldMax® Nasdaq 100 0DTE Covered Call Strategy ETF, YieldMax® S&P 500 0DTE Covered Call Strategy ETF, YieldMax® R2000 0DTE Covered Call Strategy ETF), previously filed with Post-Effective Amendment No. 299 on Form N-1A on January 14, 2025 and is incorporated herein by reference.
(23) Twenty-Fourth Amendment to the Transfer Agent Agreement (adding STKd 100% COIN & 100% NVDA ETF, STKd 100% NVDA & 100% MSTR ETF, STKd 100% MSTR & 100% COIN ETF, STKd 100% COIN & 100% HOOD ETF, STKd 100% NVDA & 100% AMD ETF, STKd 100% TSLA & 100% MSTR ETF, STKd 100% TSLA & 100% NVDA ETF, STKd 100% SMCI & 100% NVDA ETF, STKd 100% UBER & 100% TSLA ETF, STKd 100% META & 100% AMZN ETF, Defiance Leveraged Long MSTR ETF, Defiance Leveraged Long + Income MSTR ETF, Defiance Daily Target 2X Long HIMS ETF, Defiance Daily Target 2X Long IONQ ETF, Defiance Daily Target 2X Long RKLB ETF, Defiance Daily Target 2X Long CVNA ETF, Defiance Daily Target 2X Long HOOD ETF, Defiance Daily Target 2X Long VST ETF, Defiance Daily Target 2X Long JPM ETF, Defiance Daily Target 2X Long PENN ETF, Defiance Daily Target 2X Long SOUN ETF, Defiance Daily Target 2X Long MRVL ETF, Defiance Daily Target 2X Long RGTI ETF, YieldMax® MSTR Short Option Income Strategy ETF, YieldMax® AMD Short Option Income Strategy ETF, YieldMax® AMZN Short Option Income Strategy ETF, YieldMax® MARA Short Option Income Strategy ETF, YieldMax® Bitcoin Short Option Income Strategy ETF, YieldMax® META Short Option Income Strategy ETF and YieldMax® SMCI Short Option Income Strategy ETF), previously filed with Post-Effective Amendment No. 316 on Form N-1A on February 24, 2025 and is incorporated herein by reference.
(24) Twenty-Fifth Amendment to the Transfer Agent Agreement (adding Defiance Daily Target 2X Short RIOT ETF, Defiance Daily Target 2X Short SMCI ETF and Defiance Daily Target 2X Short LLY ETF), previously filed with Post-Effective Amendment No. 336 on Form N-1A on March 31, 2025 and is incorporated herein by reference.
(25) Twenty-Sixth Amendment to the Transfer Agent Agreement (adding Defiance Daily Target 2X Long DJT ETF, Defiance Daily Target 2X Long RDDT ETF, Return Stacked® U.S. Stocks & Gold/Bitcoin ETF, Defiance Trillion Dollar Club Index ETF, Defiance Nasdaq 100 LightningSpread™ Income ETF, Defiance S&P 500 LightningSpread™ Income ETF, Defiance Russell 2000 LightningSpread™ Income ETF, YieldMax® AI Performance & Distribution Target 25™ ETF, YieldMax® AMD Performance & Distribution Target 25™ ETF, YieldMax® AMZN Performance & Distribution Target 25™ ETF, YieldMax® COIN Performance & Distribution Target 25™ ETF, YieldMax® MARA Performance & Distribution Target 25™ ETF, YieldMax® MSTR Performance & Distribution Target 25™ ETF, YieldMax® NVDA Performance & Distribution Target 25™ ETF, YieldMax® PLTR Performance & Distribution Target 25™ ETF, YieldMax® SMCI Performance & Distribution Target 25™ ETF and YieldMax® TSLA Performance & Distribution Target 25™ ETF, Defiance Daily Target 2X Short CVNA ETF, Defiance Daily Target 2X Short IONQ ETF, Defiance Daily Target 2X Short PLTR ETF, Defiance Daily Target 2X Short RKLB ETF, Defiance Daily Target 2X Long ANET ETF, Defiance Daily Target 2X Long ARM ETF, Defiance Daily Target 2X Long PM ETF, Defiance Daily Target 2X Long UBER ETF, Hilton BDC Corporate Bond ETF, and Nicholas Crypto Income ETF), previously filed with Post-Effective Amendment No. 342 on Form N-1A on April 25, 2025 and is incorporated herein by reference.
(26) Twenty-Seventh Amendment to the Transfer Agent Agreement (adding Defiance 2X Daily Long Pure Quantum ETF, Defiance MAGA Seven ETF, Defiance Daily Target 2X Long OKLO ETF, Defiance Daily Target 2X Long QBTS ETF, Defiance Daily Target 2X Short RGTI ETF, Defiance Daily Target 2X Short QBTS ETF, Defiance Nasdaq 100 Double Short Hedged ETF and YieldMax® Bitcoin Performance & Distribution Target 25™ ETF), previously filed with Post-Effective Amendment No. 366 on Form N-1A on June 17, 2025 and is incorporated herein by reference.
(27) Twenty-Eighth Amendment to the Transfer Agent Agreement (adding Defiance Vol Carry Hedged ETF, Defiance Enhanced Short Vol ETF, Defiance Enhanced Long Vol ETF, Defiance Leveraged Long + Income AAPL ETF, Defiance Leveraged Long + Income AMD ETF, Defiance Leveraged Long + Income AMZN ETF, Defiance Leveraged Long + Income BRK.B ETF, Defiance Leveraged Long + Income COIN ETF, Defiance Leveraged Long + Income GOOG ETF, Defiance Leveraged Long + Income HIMS ETF, Defiance Leveraged Long + Income HOOD ETF, Defiance Leveraged Long + Income META ETF, Defiance Leveraged Long + Income NFLX ETF, Defiance Leveraged Long + Income NVDA ETF, Defiance Leveraged Long + Income PLTR ETF, Defiance Leveraged Long + Income SMCI ETF, Defiance Leveraged Long + Income TSLA ETF, YieldMax® AFRM Option Income Strategy ETF, YieldMax® APP Option Income Strategy ETF, YieldMax® ARM Option Income Strategy ETF, YieldMax® AVGO Option Income Strategy ETF, YieldMax® CRWD Option Income Strategy ETF, YieldMax® GME Option Income Strategy ETF, YieldMax® HIMS Option Income Strategy ETF, YieldMax® IONQ Option Income Strategy ETF, YieldMax® LLY Option Income Strategy ETF, YieldMax® RDDT Option Income Strategy ETF, YieldMax® SPOT Option Income Strategy ETF, and YieldMax® UBER Option Income Strategy ETF) – previously filed with Post-Effective Amendment No. 391 on Form N-1A on August 4, 2025 and is incorporated herein by reference.
(28) Twenty-Ninth Amendment to the Transfer Agent Agreement (adding YieldMax® CRCL Option Income Strategy ETF, YieldMax® CRWV Option Income Strategy ETF, and YieldMax® GLXY Option Income Strategy ETF, Defiance Leveraged Long + Income CRCL ETF, Defiance Leveraged Long + Income CRWV ETF, Defiance Leveraged Long + Income GLXY ETF, Defiance Leveraged Long + Income Magnificent Seven ETF, Defiance Leveraged Long + Income Nasdaq 100 ETF, Defiance Leveraged Long + Income S&P 500 ETF, Defiance Leveraged Long + Income Ethereum ETF and Defiance Leveraged Long + Income Bitcoin ETF, and YieldMax® U.S Stocks Target Double Distribution ETF), previously filed with Post-Effective Amendment No. 421 on Form N-1A on September 8, 2025 and is incorporated herein by reference.

(29) Thirtieth Amendment to the Transfer Agent Agreement (adding Defiance Daily Target 2X Long ALAB ETF, Defiance Daily Target 2X Long APLD ETF, Defiance Daily Target 2X Long AVAV ETF, Defiance Daily Target 2X Long JOBY ETF, Defiance Daily Target 2X Long KTOS ETF, Defiance Daily Target 2X Long LMND ETF, Defiance Daily Target 2X Long NBIS ETF, Defiance Daily Target 2X Long NVTS ETF, Defiance Daily Target 2X Long OSCR ETF, Defiance Daily Target 2X Long PONY ETF, Defiance Daily Target 2X Long RCAT ETF, Defiance Daily Target 2X Long RBRK ETF and Defiance Daily Target 2X Long ZETA ETF, Defiance Daily Target 2X Long AEO ETF, Defiance Daily Target 2X Long BLSH ETF, Defiance Daily Target 2X Long DASH ETF, Defiance Daily Target 2X Long MRNA ETF, Defiance Daily Target 2X Long ET ETF, Defiance Daily Target 2X Long FIG ETF, Defiance Daily Target 2X Long IREN ETF, Defiance Daily Target 2X Long MP ETF, Defiance Daily Target 2X Long QS ETF and Defiance U.S. Dividend Equity Paid Weekly ETF), previously filed with Post-Effective Amendment No. 446 on Form N-1A on October 17, 2025 and is incorporated herein by reference.
(30) Thirty-First Amendment to the Transfer Agent Agreement (adding Defiance Leveraged Long BEAM ETF, Defiance Leveraged Long SBET ETF, Defiance Leveraged Long OPEN ETF, Defiance Leveraged Long EOSE ETF, Defiance Leveraged Long + Income BMNR ETF, Defiance Leveraged Long + Income SOFI ETF, Defiance Leveraged Long + Income XRP ETF, Defiance Leveraged Long + Income SOL ETF, CoreValues America First Technology Index ETF, Defiance Daily Target 2X Long CHWY ETF, Defiance Daily Target 2X Long CAVA ETF, Defiance Daily Target 2X Long ELF ETF, Defiance Daily Target 2X Long WYNN ETF, Defiance Daily Target 2X Long ESLT ETF, Defiance Daily Target 2X Long BMNR ETF, Defiance Daily Target 2X Short AMD ETF, Defiance Daily Target 2X Short APP ETF, Defiance Daily Target 2X Short ASTS ETF, Defiance Daily Target 2X Short AVGO ETF, Defiance Daily Target 2X Short BBAI ETF, Defiance Daily Target 2X Short BMNR ETF, Defiance Daily Target 2X Short CRCL ETF, Defiance Daily Target 2X Short HIMS ETF, Defiance Daily Target 2X Short HOOD ETF, Defiance Daily Target 2X Short INTC ETF, Defiance Daily Target 2X Short MRVL ETF, Defiance Daily Target 2X Short MU ETF, Defiance Daily Target 2X Short NVO ETF, Defiance Daily Target 2X Short OKLO ETF, Defiance Daily Target 2X Short OSCR ETF, Defiance Daily Target 2X Short SBET ETF, Defiance Daily Target 2X Short TSM ETF, Defiance Daily Target 2X Short UNH ETF, Defiance Leveraged Long DOCN ETF, Defiance Leveraged Long HTZ ETF, Defiance Leveraged Long NEGG ETF, Defiance Leveraged Long NMAX ETF, Defiance Leveraged Long RUM ETF, Defiance QTUM Options Income ETF, Defiance Daily Target 2X Long AA ETF, Defiance Daily Target 2X Long CAE ETF, Defiance Daily Target 2X Long CSCO ETF, Defiance Daily Target 2X Long EBAY ETF, Defiance Daily Target 2X Long EXEL ETF, Defiance Daily Target 2X Long IBKR ETF, Defiance Daily Target 2X Long KLAC ETF, Defiance Daily Target 2X Long MPWR ETF, Defiance Daily Target 2X Long PFE ETF, Defiance Daily Target 2X Long SE ETF, Defiance Daily Target 2X Long ERIC ETF and Defiance Daily Target 2X Long UPS ETF), previously filed with Post-Effective Amendment No. 463 on Form N-1A on November 10, 2025 and is incorporated herein by reference.
(31) Thirty-Second Amendment to the Transfer Agent Agreement (adding Quantify 2X Daily All Cap Crypto ETF, Quantify 2X Daily Alt Season Crypto ETF, Quantify 2X Daily AltAlt Season Crypto ETF, YieldMax® Hundred Club ETFs, IncomeSTKd 1x US Stocks & 1x Bitcoin Premium ETF, IncomeSTKd 1x US Stocks & 1x Gold Premium ETF, IncomeSTKd 1x Bitcoin & 1x Gold Premium ETF, IncomeSTKd 1x Treasury & 1x Gold Premium ETF, IncomeSTKd 1x Bitcoin & 1x Treasury Premium ETF, IncomeSTKd 1x US Stocks & 1x Treasury Premium ETF, IncomeQ Bitcoin & Bitcoin Treasury mNAV Harvester ETF, IncomeQ Crypto & Crypto Treasury mNAV Harvester ETF, Defiance Daily Target 2X Short APLD ETF, Defiance Daily Target 2X Short ARM ETF, Defiance Daily Target 2X Short BE ETF, Defiance Daily Target 2X Short BITF ETF, Defiance Daily Target 2X Short CLSK ETF, Defiance Daily Target 2X Short CRWV ETF, Defiance Daily Target 2X Short IREN ETF, Defiance Daily Target 2X Short JOBY ETF, Defiance Daily Target 2X Short NBIS ETF, Defiance Daily Target 2X Short NVTS ETF, Defiance Daily Target 2X Short OPEN ETF, Defiance Daily Target 2X Short ORCL ETF, Defiance Daily Target 2X Short SMR ETF, Defiance Daily Target 2X Short SNOW ETF, Defiance Daily Target 2X Short UPST ETF, Defiance Daily Target 2X Long BITF ETF, Defiance Daily Target 2X Long CLS ETF, Defiance Daily Target 2X Long HPQ ETF, Defiance Daily Target 2X Long JMIA ETF, Defiance Daily Target 2X Long LUNR ETF, Defiance Daily Target 2X Long ONDS ETF, Defiance Daily Target 2X Long RKT ETF, Defiance Daily Target 2X Long PGY ETF, Defiance Daily Target 2X Long PL ETF, Defiance Daily Target 2X Long BE ETF, Defiance Daily Target 2X Long BIIB ETF, Defiance Daily Target 2X Long BTQ ETF, Defiance Daily Target 2X Long ETHM ETF, Defiance Daily Target 2X Long JBLU ETF, Defiance Daily Target 2X Long NOK ETF, Defiance Daily Target 2X Long OXY ETF, Defiance Daily Target 2X Long RMBS ETF, Defiance Daily Target 2X Long VRTX ETF, Defiance Daily Target 2X Long WING ETF, Defiance Daily Target 2X Long ZIM ETF, Defiance Long Pure Quantum ETF, and Defiance Daily Target 2X Long WLTH ETF), previously filed with Post-Effective Amendment No. 502 on Form N-1A on December 23, 2025 and is incorporated herein by reference.
(32) Thirty-Third Amendment to the Transfer Agent Agreement (adding Chesapeake Trend-Following Fixed Income ETF, Defiance 2X Daily Long Pure Drone and Aerial Automation ETF, Defiance 2X Daily Short Pure Quantum Computing Index ETF, Defiance Daily Target 2X Long CLF ETF, Defiance Daily Target 2X Long PLUG ETF, Defiance Daily Target 2X Long UUUU ETF, Defiance Daily Target 2X Long CCJ ETF, Defiance Daily Target 2X Long DNN ETF, Defiance Daily Target 2X Long HL ETF, Defiance Daily Target 2X Long NDAQ ETF, Defiance Daily Target 2X Long PAAS ETF, Defiance Daily Target 2X Long PATH ETF, Defiance Daily Target 2X Long POET ETF, Defiance Daily Target 2X Long COMM ETF, Defiance Daily Target 2X Long AMKR ETF, Defiance Daily Target 2X Short RKT ETF, Defiance AdvMicrDev LightningSpread™ Income ETF, Defiance AAPL LightningSpread™ Income ETF, Defiance Blkstne LightningSpread™ Income ETF, Defiance CRCL LightningSpread™ Income ETF, Defiance COIN LightningSpread™ Income ETF, Defiance FcBk LightningSpread™ Income ETF, Defiance MSTR LightningSpread™ Income ETF, Defiance NVDA LightningSpread™ Income ETF, Defiance ORCL LightningSpread™ Income ETF, Defiance PLTR LightningSpread™ Income ETF, Defiance TSLA LightningSpread™ Income ETF, Nicholas Bitcoin and Treasuries AfterDark ETF, Nicholas Bitcoin Tail ETF, Nicholas Gold Income ETF, Nicholas Silver Income ETF, Nicholas Nuclear Income ETF, Nicholas Defense and Rare Earth Income ETF, YieldMax® WarTech & Cyber Defense Portfolio Option Income ETF, YieldMax® Strategic Metals & Mining Portfolio Option Income ETF, YieldMax® Digital Finance Ecosystem Portfolio Option Income ETF, YieldMax® RoboTech & Automation Portfolio Option Income ETF and YieldMax® Top Ten ETFs), previously filed with Post-Effective Amendment No. 517 on Form N-1A on January 26, 2026 and is incorporated herein by reference.

(33) Thirty-Fourth Amendment to the Transfer Agent Agreement (adding Defiance Bitcoin LightningSpread™ Income ETF, Defiance Ethereum LightningSpread™ Income ETF, Defiance Gold LightningSpread™ Income ETF, Defiance Gold Miners LightningSpread™ Income ETF, Defiance Silver LightningSpread™ Income ETF, Defiance Solana LightningSpread™ Income ETF, and Defiance XRP LightningSpread™ Income ETF), previously filed with Post-Effective Amendment No. 527 on Form N-1A on February 9, 2026, and is incorporated herein by reference.
(34) Thirty-Fifth Amendment to the Transfer Agent Agreement (adding Defiance Daily Target 2X Long AMTM ETF) - to be filed by amendment.
(35) Thirty-Sixth Amendment to the Transfer Agent Agreement (adding Portfolio Building Block 1X Inverse US Large Cap Daily Target ETF and Portfolio Building Block 1X Inverse US Growth and Innovation Daily Target ETF) - to be filed by amendment.
(36) Thirty-Seventh Amendment to the Transfer Agent Agreement (adding Defiance Daily Target 2X Long ABTC ETF, Defiance Daily Target 2X Long GCT ETF, Defiance Daily Target 2X Long LUMN ETF, Defiance Daily Target 2X Long MDLN ETF, Defiance Daily Target 2X Long PINS ETF, Defiance Daily Target 2X Long ROKU ETF, Defiance Daily Target 2X Long SATS ETF, Defiance Daily Target 2X Long SNDL ETF, Defiance Daily Target 2X Long TLRY ETF, Defiance Daily Target 2X Long WBD ETF and Defiance Daily Target 2X Long XOVR ETF) - to be filed by amendment.
(37) Thirty-Eighth Amendment to the Transfer Agent Agreement (adding Defiance Space Data Center Leaders ETF and Defiance Pure Space Daily 2X Strategy ETF) - to be filed by amendment.
(38) Thirty-Ninth Amendment to the Transfer Agent Agreement (adding Defiance Daily Target 2X Long Discord ETF) - to be filed by amendment.
(39) Fortieth Amendment to the Transfer Agent Agreement (adding Defiance Daily Target 2X Long ASTS ETF, Defiance Daily Target 2X Long BKSY ETF, Defiance Daily Target 2X Long COHR ETF, Defiance Daily Target 2X Long ENVX ETF, Defiance Daily Target 2X Long FRSH ETF, Defiance Daily Target 2X Long GSAT ETF, Defiance Daily Target 2X Long JD ETF, Defiance Daily Target 2X Long LEU ETF, Defiance Daily Target 2X Long OUST ETF, Defiance Daily Target 2X Long RDW ETF, Defiance Daily Target 2X Long RVMD ETF, Defiance Daily Target 2X Long STX ETF and Defiance Daily Target 2X Long VSAT ETF) - to be filed by amendment.
(40) Forty-First Amendment to the Transfer Agent Agreement (adding Defiance Daily Target 2X Long RYAAY ETF, Defiance Daily Target 2X Long UMAC ETF, Defiance Daily Target 2X Long WYFI ETF, Defiance Daily Target 2X Long ABAT ETF, Defiance Daily Target 2X Long PRME ETF, Defiance Daily Target 2X Long KULR ETF, Defiance Daily Target 2X Long SPCE ETF, Defiance Daily Target 2X Long ALMU ETF, Defiance Daily Target 2X Long FJET ETF and Defiance Daily Target 2X Long RYCEY ETF) – to be filed by amendment.
(41) Forty-Second Amendment to the Transfer Agent Agreement (adding Fitz-Gerald Must Have Portfolio® ETF and Fitz-Gerald Must Have Portfolio® and Options Overlay ETF) – to be filed by amendment.
(42) Forty-Third Amendment to the Transfer Agent Agreement (adding Daily Target 2X Long OPTT ETF, Defiance Daily Target 2X Long SIDU ETF, Defiance Daily Target 2X Long SSNLF ETF, Defiance Daily Target 2X Long HXSCL ETF, and Defiance Daily Target 2X Long KRKNF ETF) – to be filed by amendment.
(43) Forty-Fourth Amendment to the Transfer Agent Agreement (adding Return Stacked® International Stocks & Managed Futures ETF) – to be filed by amendment.
(44) Forty-Fifth Amendment to the Transfer Agent Agreement (adding Defiance Daily Target 2X Long AMPX ETF, Defiance Daily Target 2X Long BEAT ETF, Defiance Daily Target 2X Long KOPN ETF, Defiance Daily Target 2X Long LTRX ETF, Defiance Daily Target 2X Long OSS ETF, Defiance Daily Target 2X Long REKR ETF, Defiance Daily Target 2X Long VELO ETF, Defiance Daily Target 2X Long YALL ETF, and Defiance Daily Target 2X Long YSS ETF) – to be filed by amendment.
(vii)	Semi-Transparent ETF Transfer Agent Servicing Agreement, previously filed with Post-Effective Amendment No. 74 on Form N-1A on April 11, 2023 and is incorporated herein by reference.

(viii)	Powers of Attorney, previously filed with Post-Effective Amendment No. 513 on Form N-1A on January 13, 2026 and is incorporated herein by reference.
(ix)	Futures Trading Advisory Agreement between Toroso Investments, LLC and ReSolve Asset Management SEZC (Cayman) (for the Return Stacked® Bonds & Managed Futures ETF and Return Stacked® U.S. Stocks & Managed Futures ETF), previously filed with Post-Effective Amendment No. 131 on Form N-1A on October 25, 2023 and is incorporated herein by reference.
(i) First Amendment to the Futures Trading Advisory Agreement between Tidal Investment LLC and ReSolve Asset Management SEZC (Cayman) (for the Return Stacked® Bonds & Futures Yield ETF and Return Stacked® U.S. Equity & Futures Yield ETF), previously filed with Post-Effective Amendment No. 204 on Form N-1A on April 19, 2024 and is incorporated herein by reference.
(ii) Second Amendment to the Futures Trading Advisory Agreement between Tidal Investments LLC and ReSolve Asset Management SEZC (Cayman) (for the Return Stacked® U.S. Stocks & Gold/Bitcoin ETF) – previously filed with Post-Effective Amendment No. 342 on Form N-1A on April 25, 2025 and is incorporated herein by reference
(x)	Futures Trading Advisory Agreement between Toroso Investments, LLC and Chesapeake Capital Corporation (for the Blueprint Chesapeake Multi-Asset Trend ETF), previously filed with Post-Effective Amendment No. 103 on Form N-1A on June 30, 2023 and is incorporated herein by reference.
(xi)	Futures Trading Advisory Agreement between Tidal Investments LLC and Chesapeake Capital Corporation (for the Cambria Chesapeake Pure Trend ETF), previously filed with Post-Effective Amendment No. 213 on Form N-1A on May 21, 2024 and is incorporated herein by reference.
(xii)	Form of ETF Support Agreement by and among Toroso Investments, LLC, Tidal ETF Services, LLC, and one or more fund sponsor(s), previously filed with Post-Effective Amendment No. 56 on Form N-1A on February 6, 2023 and is incorporated herein by reference.
(xiii)	Rule 12d1-4 Fund of Funds Investment Agreement between the Trust (on behalf of each series of the Trust) and various Aberdeen trusts (on behalf of each series), previously filed with Post-Effective Amendment No. 56 on Form N-1A on February 6, 2023 and is incorporated herein by reference.
(xiv)	Rule 12d1-4 Fund of Funds Investment Agreement between the Trust and various BlackRock and iShares trusts (on behalf of each series), previously filed with Post-Effective Amendment No. 56 on Form N-1A on February 6, 2023 and is incorporated herein by reference.
(xv)	Rule 12d1-4 Fund of Funds Investment Agreement between the Trust (on behalf of certain series of the Trust) and Direxion Shares ETF Trust (on behalf of certain series of the Trust), previously filed with Post-Effective Amendment No. 56 on Form N-1A on February 6, 2023 and is incorporated herein by reference.
(i) Amendment to Rule 12d1-4 Excluded Series (Funds) of the Direxion Shares ETF Trust, previously filed with Post-Effective Amendment No. 211 on Form N-1A on May 10, 2024 and is incorporated herein by reference.
(xvi)	Amended and Restated Rule 12d1-4 Fund of Funds Investment Agreement between the Trust (on behalf of certain series of the Trust) and Fidelity Merrimack Street Trust, Fidelity Covington Trust, Fidelity Commonwealth Trust and Fidelity Greenwood Trust (on behalf of certain series of the Trust), previously filed with Post-Effective Amendment No. 363 on Form N-1A on June 10, 2025 and is incorporated herein by reference.
(xvii)	Rule 12d1-4 Fund of Funds Investment Agreement between the Trust (on behalf of each series of the Trust) and Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II, Invesco India Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Trust, Invesco Actively Managed Exchange-Traded Commodity Fund Trust and Invesco Exchange-Traded Self-Indexed Fund Trust, previously filed with Post-Effective Amendment No. 56 on Form N-1A on February 6, 2023 and is incorporated herein by reference.
(xviii)	Rule 12d1-4 Fund of Funds Investment Agreement between the Trust (on behalf of certain series of the Trust) and PIMCO ETF Trust and PIMCO Equity Series (on behalf of certain series of the Trust), previously filed with Post-Effective Amendment No. 56 on Form N-1A on February 6, 2023 and is incorporated herein by reference.
(xix)	Rule 12d1-4 Fund of Funds Investment Agreement between the Trust (on behalf of certain series of the Trust) and ProShares Trust, previously filed with Post-Effective Amendment No. 56 on Form N-1A on February 6, 2023 and is incorporated herein by reference.
(xx)	Rule 12d1-4 Fund of Funds Investment Agreement between the Trust (on behalf of certain series of the Trust) and The Select Sector SPDR Trust, previously filed with Post-Effective Amendment No. 56 on Form N-1A on February 6, 2023 and is incorporated herein by reference.
(xxi)	Rule 12d1-4 Fund of Funds Investment Agreement between the Trust (on behalf of certain series of the Trust) and SPDR Series Trust, SPDR Index Shares Funds, and SSGA Active Trust, previously filed with Post-Effective Amendment No. 56 on Form N-1A on February 6, 2023 and is incorporated herein by reference.
(xxii)	Rule 12d1-4 Fund of Funds Investment Agreement between the Trust (on behalf of each series of the Trust) and VanEck ETF (on behalf of certain series), previously filed with Post-Effective Amendment No. 56 on Form N-1A on February 6, 2023 and is incorporated herein by reference.
(xxiii)	Rule 12d1-4 Fund of Funds Investment Agreement between the Trust (on behalf of certain series of the Trust) and Vanguard Funds (on behalf of certain series), previously filed with Post-Effective Amendment No. 56 on Form N-1A on February 6, 2023 and is incorporated herein by reference.

	(xxiv)	Rule 12d1-4 Fund of Funds Investment Agreement between the Trust (on behalf of certain series of the Trust) and Cambria ETF Trust (on behalf of certain series), previously filed with Post-Effective Amendment No. 130 on Form N-1A on October 6, 2023and is incorporated herein by reference.
(1) Amendment to Rule 12d1-4 Fund of Funds Investment Agreement, previously filed with Post-Effective Amendment No. 213 on Form N-1A on May 21, 2024 and is incorporated herein by reference.
	(xxv)	Fee Waiver Agreement between the Trust (on behalf of the DGA Core Plus Absolute Return ETF) and Tidal Investments LLC, previously filed with Post-Effective Amendment No. 281 on Form N-1A on November 22, 2024 and is incorporated herein by reference.
	(xxvi)	Fee Waiver Agreement between the Trust (on behalf of the CoreValues Alpha Greater China Growth ETF) and Toroso Investments, LLC, previously filed with Post-Effective Amendment No. 124 on Form N-1A on September 20, 2023 and is incorporated herein by reference.
	(xxvii)	Fee Waiver Agreement between the Trust (on behalf of the Peerless Option Income Wheel ETF) and Tidal Investments LLC, previously filed with Post-Effective Amendment No. 386 on Form N-1A on July 25, 2025, and is incorporated herein by reference.
	(xxviii)	Fee Waiver Agreement between the Trust (on behalf of the YieldMax® Ultra Option Income Strategy ETF), previously filed with Post-Effective Amendment No. 171 on Form N-1A on February 16, 2024 and is incorporated herein by reference.
	(xxix)	Fee Waiver Agreement between the Trust (on behalf of the Quantify Absolute Income ETF) and Tidal Investments LLC, previously filed with Post-Effective Amendment No. 375 on Form N-1A on July 3, 2025, and is incorporated herein by reference.
	(xxx)	Fee Waiver Agreement between the Trust (on behalf of the YieldMax® Ultra Short Option Income Strategy ETF), previously filed with Post-Effective Amendment No. 311 on Form N-1A on February 13, 2025, and is incorporated herein by reference.
	(xxxi)	Fee Waiver Agreement between the Trust (on behalf of the Defiance Leveraged Long + Income MSTR ETF) and Tidal Investments LLC, previously filed with Post-Effective Amendment No. 363 on Form N-1A on June 10, 2025 and is incorporated herein by reference.
	(xxxii)	Fee Waiver Agreement between the Trust (on behalf of the Return Stacked® Global Stocks & Bonds ETF) and Tidal Investments LLC, previously filed with Post-Effective Amendment No. 375 on Form N-1A on July 3, 2025, and is incorporated herein by reference.
	(xxxiii)	Rule 12d1-4 Fund of Funds Investment Agreement between the Trust (on behalf of certain series of the Trust) and EA Series Trust – previously filed with Post-Effective Amendment No. 383 on Form N-1A on July 23, 2025, and is incorporated herein by reference.
	(xxxiv)	Rule 12d1-4 Fund of Funds Investment Agreement between the Trust (on behalf of certain series of the Trust) and Listed Funds Trust, previously filed with Post-Effective Amendment No. 446 on Form N-1A on October 17, 2025 and is incorporated herein by reference.
	(xxxv)	Fee Waiver Agreement between the Trust (on behalf of Quantify 2X Daily Alt Season Crypto ETF), previously filed with Post-Effective Amendment No. 505 on Form N-1A on January 2, 2026 and is incorporated herein by reference.
	(xxxvi)	Fee Waiver Agreement between the Trust (on behalf of IncomeSTKd 1x US Stocks & 1x Bitcoin Premium ETF, IncomeSTKd 1x Bitcoin & 1x Gold Premium ETF and IncomeQ Bitcoin & Bitcoin Treasury mNAV Harvester ETF), previously filed with Post-Effective Amendment No. 514 on Form N-1A on January 16, 2026 and is incorporated herein by reference.
	(xxxvii)	Fee Waiver Agreement between the Trust (on behalf of Clockwise U.S. Core Equity ETF), previously filed with Post-Effective Amendment No. 501 on Form N-1A on December 23, 2025 and is incorporated herein by reference.
	(xxxviii)	Fee Waiver Agreement between the Trust (on behalf of YieldMax® Hundred Club ETFs), previously filed with Post-Effective Amendment No. 516 on Form N-1A on January 22, 2026 and is incorporated herein by reference.
	(xxxix)	Fee Waiver Agreement between the Trust (on behalf of YieldMax® Top Ten ETFs), previously filed with Post-Effective Amendment No. 530 on Form N-1A on February 13, 2026 and is incorporated herein by reference.
(i)	(i)	Opinion and Consent of Counsel (for the Carbon Collective Climate Solutions U.S. Equity ETF), previously filed with the Trusts registration statement on Form N-1A/A on July 12, 2022, is hereby incorporated by reference.
	(ii)	Opinion and Consent of Counsel (for the YieldMax® AAPL Option Income Strategy ETF, YieldMax® AMZN Option Income Strategy ETF, YieldMax® BRK.B Option Income Strategy ETF, YieldMax® COIN Option Income Strategy ETF, YieldMax® META Option Income Strategy ETF, YieldMax® GOOG Option Income Strategy ETF, YieldMax® NFLX Option Income Strategy ETF, YieldMax® NVDA Option Income Strategy ETF, YieldMax® XYZ Option Income Strategy ETF, and YieldMax® TSLA Option Income Strategy ETF), previously filed with Post-Effective Amendment No. 32 on Form N-1A on November 21, 2022 and is incorporated herein by reference.
	(iii)	Opinion and Consent of Counsel (for the YieldMax® ARKK Option Income Strategy ETF, YieldMax® KWEB Option Income Strategy ETF, YieldMax® GDX Option Income Strategy ETF, YieldMax® XBI Option Income Strategy ETF, and YieldMax® TLT Option Income Strategy ETF), previously filed with Post-Effective Amendment No. 33 on Form N-1A on November 21, 2022 and is incorporated herein by reference.
	(iv)	Opinion and Consent of Counsel (for the Senior Secured Credit Opportunities ETF), previously filed with Post-Effective Amendment No. 15 on Form N-1A on October 13, 2022 and is incorporated herein by reference.

(v)	Opinion and Consent of Counsel (for the Nicholas Fixed Income Alternative ETF), previously filed with Post-Effective Amendment No. 34 on Form N-1A on November 22, 2022 and is incorporated herein by reference.
(vi)	Opinion and Consent of Counsel (for the Pinnacle Focused Opportunities ETF), previously filed with Post-Effective Amendment No. 45 on Form N-1A on December 28, 2022 and is incorporated herein by reference.
(vii)	Opinion and Consent of Counsel (for the Tactical Advantage ETF), previously filed with Post-Effective Amendment No. 72 on Form N-1A on April 6, 2023 and is incorporated herein by reference.
(viii)	Opinion and Consent of Counsel (for the Return Stacked® Bonds & Managed Futures ETF and Return Stacked® Global Stocks & Bonds ETF), previously filed with Post-Effective Amendment No. 56 on Form N-1A on February 6, 2023 and is incorporated herein by reference.
(ix)	Opinion and Consent of Counsel (for the DGA Absolute Return ETF), previously filed with Post-Effective Amendment No. 79 on April 14, 2023.
(x)	Opinion and Consent of Counsel (for the Veridien Climate Action ETF), previously filed with Post-Effective Amendment No. 74 on Form N-1A on April 11, 2023 and is incorporated herein by reference.
(xi)	Opinion and Consent of Counsel (for the Roundhill Generative AI & Technology ETF), previously filed with Post-Effective Amendment No. 88 on Form N-1A on May 12, 2023 and is incorporated herein by reference.
(xii)	Opinion and Consent of Counsel (for the Blueprint Chesapeake Multi-Asset Trend ETF), previously filed with Post-Effective Amendment No. 102 on Form N-1A on June 27, 2023 and is incorporated herein by reference.
(xiii)	Opinion and Consent of Counsel (for the Cboe Validus S&P 500 Dynamic PutWrite Index ETF), previously filed with Post-Effective Amendment No. 107 on Form N-1A on July 25, 2023 and is incorporated herein by reference.
(xiv)	Opinion and Consent of Counsel (for the Grizzle Growth ETF), previously filed with Post-Effective Amendment No. 109 on Form N-1A on August 7, 2023 and is incorporated herein by reference.
(xv)	Opinion and Consent of Counsel (for Psychedelics Companies), previously filed with Post-Effective Amendment No. 479 on Form N-1A on November 24, 2025 and is incorporated herein by reference.
(xvi)	Opinion and Consent of Counsel (for the YieldMax® ABNB Option Income Strategy ETF, YieldMax® AMD Option Income Strategy ETF, YieldMax® MRNA Option Income Strategy ETF, YieldMax® PYPL Option Income Strategy ETF, YieldMax® DIS Option Income Strategy ETF, YieldMax® JPM Option Income Strategy ETF, YieldMax® MSFT Option Income Strategy ETF, and YieldMax® XOM Option Income Strategy ETF), previously filed with Post-Effective Amendment No. 111 on Form N-1A on August 14, 2023 and is incorporated herein by reference.
(xvii)	Opinion and Consent of Counsel (for the CoreValues Alpha Greater China Growth ETF), previously filed with Post-Effective Amendment No. 124 on Form N-1A on September 20, 2023 and is incorporated herein by reference.
(xviii)	Opinion and Consent of Counsel (for the Defiance S&P 500 Weekly Distribution ETF (f/k/a Defiance Nasdaq 100 Enhanced Options Income ETF), Defiance S&P 500 Weekly Distribution ETF (f/ka Defiance S&P 500 Enhanced Options Income ETF) and Defiance R2000 Weekly Distribution ETF (Defiance R2000 Enhanced Options Income ETF)), previously filed with Post-Effective Amendment No. 117 on Form N-1A on August 25, 2023 and is incorporated herein by reference.
(xix)	Opinion and Consent of Counsel (for the Return Stacked® U.S. Stocks & Managed Futures ETF), previously filed with Post-Effective Amendment No. 118 on Form N-1A on August 29, 2023 and is incorporated herein by reference.
(xx)	Opinion and Consent of Counsel (for the YieldMax® ADBE Option Income Strategy ETF, YieldMax® AI Option Income Strategy ETF, YieldMax® BA Option Income Strategy ETF, YieldMax® BIIB Option Income Strategy ETF, YieldMax® INTC Option Income Strategy ETF, YieldMax® NKE Option Income Strategy ETF, YieldMax® ORCL Option Income Strategy ETF, YieldMax® ROKU Option Income Strategy ETF, YieldMax® SNOW Option Income Strategy ETF, YieldMax® TGT Option Income Strategy ETF and YieldMax® ZM Option Income Strategy ETF), previously filed with Post-Effective Amendment No. 130 on Form N-1A on October 6, 2023 and is incorporated herein by reference.
(xxi)	Opinion and Consent of Counsel (for the Hilton Small-MidCap Opportunity ETF), previously filed with Post-Effective Amendment No. 135 on Form N-1A on November 20, 2023 and is incorporated herein by reference.
(xxii)	Opinion and Consent of Counsel (for the Quantify Absolute Income ETF), previously filed with Post-Effective Amendment No. 197 on Form N-1A on April 5, 2024 and is incorporated herein by reference.
(xxiii)	Opinion and Consent of Counsel (for the YieldMax® Universe Fund of Option Income ETFs and YieldMax® Magnificent 7 Fund of Option Income ETFs), previously filed with Post-Effective Amendment No. 153 on Form N-1A on January 8, 2024 and is incorporated herein by reference.
(xxiv)	Opinion and Consent of Counsel (for the Defiance Treasury Alternative Yield ETF), previously filed with Post-Effective Amendment No. 155 on Form N-1A on January 23, 2024 and is incorporated herein by reference.
(xxv)	Opinion and Consent of Counsel (for the iREIT - MarketVector Quality REIT Index ETF), previously filed with Post-Effective Amendment No. 181 on Form N-1A on February 29, 2024 and is incorporated herein by reference.
(xxvi)	Opinion and Consent of Counsel (for the Defiance Developed Markets Enhanced Options Income ETF and Defiance Emerging Markets Enhanced Options Income ETF), previously filed with Post-Effective Amendment No. 165 on Form N-1A on February 1, 2024 and is incorporated herein by reference.
(xxvii)	Opinion and Consent of Counsel (for YieldMax® Ultra Option Income Strategy ETF), previously filed with Post-Effective Amendment No. 171 on Form N-1A on February 16, 2024 and is incorporated herein by reference.
(xxviii)	Opinion and Consent of Counsel (for YieldMax® MSTR Option Income Strategy ETF), previously filed with Post-Effective Amendment No. 172 on Form N-1A on February 20, 2024 and is incorporated herein by reference.

(xxix)	Opinion and Consent of Counsel (for the Carbon Collective Short Duration Green Bond ETF), previously filed with Post-Effective Amendment No. 196 on Form N-1A on April 2, 2024 and is incorporated herein by reference.
(xxx)	Opinion and Consent of Counsel (for the Defiance Nasdaq 100 Target Income ETF, Defiance S&P 500 Target Income ETF and Defiance R2000 Target Income ETF), previously filed with Post-Effective Amendment No. 177 on Form N-1A on February 28, 2024 and is incorporated herein by reference.
(xxxi)	Opinion and Consent of Counsel (for the YieldMax® TSLA Short Option Income Strategy ETF, YieldMax® Innovation Short Option Income Strategy ETF, YieldMax® NVDA Short Option Income Strategy ETF, YieldMax® COIN Short Option Income Strategy ETF and YieldMax® AAPL Short Option Income Strategy ETF), previously filed with Post-Effective Amendment No. 182 on Form N-1A on March 4, 2024 and is incorporated herein by reference.
(xxxii)	Opinion and Consent of Counsel (for the YieldMax® N100 Short Option Income Strategy ETF), previously filed with Post-Effective Amendment No. 183 on Form N-1A on March 5, 2024 and is incorporated herein by reference.
(xxxiii)	Opinion and Consent of Counsel (for the Even Herd Long Short ETF), previously filed with Post-Effective Amendment No. 194 on Form N-1A on March 26, 2024 and is incorporated herein by reference.
(xxxiv)	Opinion and Consent of Counsel (for the Peerless Option Wheel ETF), previously filed with Post-Effective Amendment No. 211 on Form N-1A on May 10, 2024 and is incorporated herein by reference.
(xxxv)	Opinion and Consent of Counsel (for the YieldMax® Bitcoin Option Income Strategy ETF), previously filed with Post-Effective Amendment No. 203 on Form N-1A on April 17, 2024 and is incorporated herein by reference.
(xxxvi)	Opinion and Consent of Counsel (for the Return Stacked® Bonds & Futures Yield ETF and Return Stacked® U.S. Stocks & Futures Yield ETF), previously filed with Post-Effective Amendment No. 204 on Form N-1A on April 19, 2024 and is incorporated herein by reference.
(xxxvii)	Opinion and Consent of Counsel (for the Defiance Gold Enhanced Options Income ETF, Defiance Silver Enhanced Options Income ETF, Defiance Oil Enhanced Options Income ETF, and Defiance Treasury Enhanced Options Income ETF), previously filed with Post-Effective Amendment No. 206 on Form N-1A on April 29, 2024 and is incorporated herein by reference.
(xxxviii)	Opinion and Consent of Counsel (for the Clockwise U.S. Core Equity ETF (formerly Clockwise Core Equity & Innovation ETF)), previously filed with Post-Effective Amendment No. 224 on Form N-1A on June 11, 2024 and is incorporated herein by reference.
(xxxix)	Opinion and Consent of Counsel (for the Cambria Chesapeake Pure Trend ETF), previously filed with Post-Effective Amendment No. 213 on Form N-1A on May 21, 2024 and is incorporated herein by reference.
(xl)	Opinion and Consent of Counsel (for the Defiance Daily Target 2X Long Cooper ETF, Defiance Daily Target 2X Long RIOT ETF (formerly known as Defiance Daily Target 2X Long Carbon ETF), Defiance Daily Target 2X Long China Dragons ETF (formerly known as Defiance Daily Target 2X Long Lithium ETF), Defiance Daily Target 2X Long Solar ETF and Defiance Daily Target 2X Long Uranium ETF), previously filed with Post-Effective Amendment No. 297 on Form N-1A on December 30, 2024 and is incorporated herein by reference.
(xli)	Opinion and Consent of Counsel (for the Defiance Daily Target 2X Long LLY ETF, Defiance Daily Target 2X Long MSTR ETF, Defiance Daily Target 2X Long NVO ETF, Defiance Daily Target 2X Long PANW ETF and Defiance Daily Target 2X Long SMCI ETF), previously filed with Post-Effective Amendment No. 222 on Form N-1A on June 4, 2024 and is incorporated herein by reference.
(xlii)	Opinion and Consent of Counsel (for the Defiance Daily Target 1.5X Short MSTR ETF) previously filed with Post-Effective Amendment No. 225 on Form N-1A on June 17, 2024 and is incorporated herein by reference.
(xliii)	Opinion and Consent of Counsel (for the YieldMax® BABA Option Income Strategy ETF, YieldMax® CVNA Option Income Strategy ETF, YieldMax® DKNG Option Income Strategy ETF, YieldMax® HOOD Option Income Strategy ETF, YieldMax® JD Option Income Strategy ETF, YieldMax® MARA Option Income Strategy ETF, YieldMax® PDD Option Income Strategy ETF, YieldMax® PLTR Option Income Strategy ETF, YieldMax® RBLX Option Income Strategy ETF, YieldMax® SHOP Option Income Strategy ETF, YieldMax® SMCI Option Income Strategy ETF, and YieldMax® TSM Option Income Strategy ETF), previously filed with Post-Effective Amendment No. 241 on Form N-1A on July 30, 2024, and is incorporated herein by reference.
(xliv)	Opinion and Consent of Counsel (for the YieldMax® Ether Option Income Strategy ETF), previously filed with Post-Effective Amendment No. 259 on Form N-1A on September 9, 2024, and is incorporated herein by reference.
(xlv)	Opinion and Consent of Counsel (for the STKd 100% Bitcoin & 100% Gold ETF (f/k/a STKD Bitcoin & Gold ETF), previously filed with Post-Effective Amendment No. 264 on Form N-1A on September 23, 2024 and is incorporated herein by reference.
(xlvi)	Opinion and Consent of Counsel (for the YieldMax® Target 12™ Semiconductor Option Income ETF, YieldMax® Target 12™ Biotech & Pharma Option Income ETF, YieldMax® Target 12™ Energy Option Income ETF, YieldMax® Target 12™ Real Estate Option Income ETF, YieldMax® Target 12™ Tech & Innovation Option Income ETF and YieldMax® Target 12™ Big 50 Option Income ETF), previously filed with Post-Effective Amendment No. 277 on Form N-1A on November 8, 2024 and is incorporated herein by reference.
(xlvii)	Opinion and Consent of Counsel (for the Nicholas Global Equity and Income ETF), previously filed with Post-Effective Amendment No. 238 on Form N-1A on July 23, 2024 and is incorporated herein by reference.

(xlviii)	Opinion and Consent of Counsel (for the Defiance Large Cap ex-Mag 7 ETF), previously filed with Post-Effective Amendment No. 266 on Form N-1A on October 11, 2024 and is incorporated herein by reference.
(xlix)	Opinion and Consent of Counsel (for the YieldMax® Dorsey Wright Hybrid 5 Income ETF, and YieldMax® Dorsey Wright Featured 5 Income ETF), previously filed with Post-Effective Amendment No. 288 on Form N-1A on December 10, 2024 and is incorporated herein by reference.
(l)	Opinion and Consent of Counsel (for the YieldMax® AI & Tech Portfolio Option Income Portfolio ETF, YieldMax® Crypto Industry & Tech Portfolio Option Income ETF, YieldMax® China Portfolio Option Income ETF, YieldMax® Semiconductor Portfolio Option Income ETF and YieldMax® Biotech & Pharma Portfolio Option Income ETF), previously filed with Post-Effective Amendment No. 286 on Form N-1A on December 2, 2024 and is incorporated herein by reference.
(li)	Opinion and Consent of Counsel (for the YieldMax® Ultra Short Option Income Strategy ETF), previously filed with Post-Effective Amendment No. 311 on Form N-1A on February 13, 2025, and is incorporated herein by reference.
(lii)	Opinion and Consent of Counsel (for the Return Stacked® Bonds & Merger Arbitrage ETF), previously filed with Post-Effective Amendment No. 291 on Form N-1A on December 16, 2024 and is incorporated herein by reference.
(liii)	Opinion and Consent of Counsel (for the Defiance Daily Target 2X Long SOFI ETF, Defiance Daily Target 2X Long AMAT ETF, Defiance Daily Target 2X Long B ETF, Defiance Daily Target 2X Long ORCL ETF, Defiance Daily Target 2X Long FSLR ETF and Defiance Daily Target 2X Long DKNG ETF), previously filed with Post-Effective Amendment No. 299 on Form N-1A on January 14, 2025 and is incorporated herein by reference.
(liv)	Opinion and Consent of Counsel (for the Defiance Daily Target 2X Long Pure Quantum ETF, Defiance Hot Sauce Daily 3X Strategy ETF and Defiance MAGA Seven ETF) – previously filed with Post-Effective Amendment No. 376 on Form N-1A on July 9, 2025 and is incorporated herein by reference.
(lv)	Opinion and Consent of Counsel (for the YieldMax® Nasdaq 100 0DTE Covered Call Strategy ETF, YieldMax® S&P 500 0DTE Covered Call Strategy ETF, and YieldMax® R2000 0DTE Covered Call Strategy ETF), previously filed with Post-Effective Amendment No. 307 on Form N-1A on February 4, 2025 and is incorporated herein by reference.
(lvi)	Opinion and Consent of Counsel (for the Defiance AI & Power Infrastructure ETF), previously filed with Post-Effective Amendment No. 309 on Form N-1A on February 7, 2025 and is incorporated herein by reference.
(lvii)	Opinion and Consent of Counsel (for the STKd 100% COIN & 100% NVDA ETF, STKd 100% NVDA & 100% MSTR ETF, STKd 100% MSTR & 100% COIN ETF, STKd 100% COIN & 100% HOOD ETF, STKd 100% NVDA & 100% AMD ETF, STKd 100% TSLA & 100% MSTR ETF, STKd 100% TSLA & 100% NVDA ETF, STKd 100% SMCI & 100% NVDA ETF, STKd 100% UBER & 100% TSLA ETF and STKd 100% META & 100% AMZN ETF), previously filed with Post-Effective Amendment No. 316 on Form N-1A on February 24, 2025 and is incorporated herein by reference.
(lviii)	Opinion and Consent of Counsel (for the YieldMax® MSTR Short Option Income Strategy ETF, YieldMax® AMD Short Option Income Strategy ETF, YieldMax® AMZN Short Option Income Strategy ETF, YieldMax® MARA Short Option Income Strategy ETF, YieldMax® BITCOIN Short Option Income Strategy ETF, YieldMax® META Short Option Income Strategy ETF and YieldMax® SMCI Short Option Income Strategy ETF), previously filed with Post-Effective Amendment No. 329 on Form N-1A on March 21, 2025 and is incorporated herein by reference.
(lix)	Opinion and Consent of Counsel (for the Defiance Leveraged Long MSTR ETF and Defiance Leveraged Long + Income MSTR ETF), previously filed with Post-Effective Amendment No. 330 on Form N-1A on March 21, 2025 and is incorporated herein by reference.
(lx)	Opinion and Consent of Counsel (for the Defiance Daily Target 2X Long HIMS ETF, Defiance Daily Target 2X Long IONQ ETF, Defiance Daily Target 2X Long RKLB ETF, Defiance Daily Target 2X Long CVNA ETF, Defiance Daily Target 2X Long HOOD ETF, Defiance Daily Target 2X Long VST ETF, Defiance Daily Target 2X Long JPM ETF, Defiance Daily Target 2X Long PENN ETF, Defiance Daily Target 2X Long SOUN ETF, Defiance Daily Target 2X Long MRVL ETF and Defiance Daily Target 2X Long RGTI ETF), previously filed with Post-Effective Amendment No. 327 on Form N-1A on March 11, 2025 and is incorporated herein by reference.
(lxi)	Opinion and Consent of Counsel (for the Defiance Daily Target 2X Short RIOT ETF, Defiance Daily Target 2X Short SMCI ETF and Defiance Daily Target 2X Short LLY ETF), previously filed with Post-Effective Amendment No. 336 on Form N-1A on March 31, 2025 and is incorporated herein by reference.
(lxii)	Opinion and Consent of Counsel (for the Defiance Daily Target 2X Long DJT ETF and Defiance Daily Target 2X Long RDDT ETF), previously filed with Post-Effective Amendment No. 339 on Form N-1A on April 8, 2025 and is incorporated herein by reference.
(lxiii)	Opinion and Consent of Counsel (for the Return Stacked® U.S. Stocks & Gold/Bitcoin ETF), previously filed with Post-Effective Amendment No. 342 on Form N-1A on April 25, 2025 and is incorporated herein by reference
(lxiv)	Opinion and Consent of Counsel (for the Defiance Trillion Dollar Club Index ETF), previously filed with Post-Effective Amendment No. 345 on Form N-1A on April 30, 2025 and is incorporated herein by reference.
(lxv)	Opinion and Consent of Counsel (for the Defiance Nasdaq 100 LightningSpread™ Income ETF, Defiance S&P 500 LightningSpread™ Income ETF, and Defiance Russell 2000 LightningSpread™ Income ETF), previously filed with Post-Effective Amendment No. 351 on Form N-1A on May 23, 2025 and is incorporated herein by reference.
(lxvi)	Opinion and Consent of Counsel (for the YieldMax® AI Performance & Distribution Target 25™ ETF, YieldMax® AMD Performance & Distribution Target 25™ ETF, YieldMax® AMZN Performance & Distribution Target 25™ ETF, YieldMax® COIN Performance & Distribution Target 25™ ETF, YieldMax® MARA Performance & Distribution Target 25™ ETF, YieldMax® MSTR Performance & Distribution Target 25™ ETF, YieldMax® NVDA Performance & Distribution Target 25™ ETF, YieldMax® PLTR Performance & Distribution Target 25™ ETF, YieldMax® SMCI Performance & Distribution Target 25™ ETF and YieldMax® TSLA Performance & Distribution Target 25™ ETF), previously filed with Post-Effective Amendment No. 436 on Form N-1A on October 3, 2025 and is incorporated herein by reference.

(lxvii)	Opinion and Consent of Counsel (for the Defiance Daily Target 2X Short CVNA ETF, Defiance Daily Target 2X Short IONQ ETF, Defiance Daily Target 2X Short PLTR ETF and Defiance Daily Target 2X Short RKLB ETF), previously filed with Post-Effective Amendment No. 348 on Form N-1A on May 13, 2025 and is incorporated herein by reference.
(lxviii)	Opinion and Consent of Counsel (for the Defiance Daily Target 2X Long ANET ETF, Defiance Daily Target 2X Long ARM ETF, Defiance Daily Target 2X Long PM ETF, and Defiance Daily Target 2X Long UBER ETF) – previously filed with Post-Effective Amendment No. 349 on Form N-1A on May 16, 2025 and is incorporated herein by reference.
(lxix)	Opinion and Consent of Counsel (for the Hilton BDC Corporate Bond ETF), previously filed with Post-Effective Amendment No. 356 on Form N-1A on June 2, 2025 and is incorporated herein by reference.
(lxx)	Opinion and Consent of Counsel (for YieldMax® Bitcoin Performance & Distribution Target 25™ ETF), previously filed with Post-Effective Amendment No. 443 on Form N-1A on October 10, 2025 and is incorporated herein by reference.
(lxxi)	Opinion and Consent of Counsel (for the Nicholas Crypto Income ETF), previously filed with Post-Effective Amendment No. 363 on Form N-1A on June 10, 2025 and is incorporated herein by reference.
(lxxii)	Opinion and Consent of Counsel (for the Defiance Daily Target 2X Long OKLO ETF, Defiance Daily Target 2X Long QBTS ETF, Defiance Daily Target 2X Short RGTI ETF and Defiance Daily Target 2X Short QBTS ETF), previously filed with Post-Effective Amendment No. 366 on Form N-1A on June 17, 2025 and is incorporated herein by reference.
(lxxiii)	Opinion and Consent of Counsel (for the Defiance Nasdaq 100 Double Short Hedged ETF), previously filed with Post-Effective Amendment No. 372 on Form N-1A on June 27, 2025 and is incorporated herein by reference.
(lxxiv)	Opinion and Consent of Counsel (for the Defiance Vol Carry Hedged ETF, Defiance Enhanced Short Vol ETF and Defiance Enhanced Long Vol ETF), previously filed with Post-Effective Amendment No. 382 on Form N-1A on July 15, 2025, is hereby incorporated by reference.
(lxxv)	Opinion and Consent of Counsel (for the Defiance Leveraged Long + Income AAPL ETF, Defiance Leveraged Long + Income AMD ETF, Defiance Leveraged Long + Income AMZN ETF, Defiance Leveraged Long + Income BRK.B ETF, Defiance Leveraged Long + Income COIN ETF, Defiance Leveraged Long + Income GOOG ETF, Defiance Leveraged Long + Income HIMS ETF, Defiance Leveraged Long + Income HOOD ETF, Defiance Leveraged Long + Income META ETF, Defiance Leveraged Long + Income NFLX ETF, Defiance Leveraged Long + Income NVDA ETF, Defiance Leveraged Long + Income PLTR ETF, Defiance Leveraged Long + Income SMCI ETF, and Defiance Leveraged Long + Income TSLA ETF), previously filed with Post-Effective Amendment No. 399 on Form N-1A on August 15, 2025, is hereby incorporated by reference.
(lxxvi)	Opinion and Consent of Counsel (for the YieldMax® AFRM Option Income Strategy ETF, YieldMax® APP Option Income Strategy ETF, YieldMax® ARM Option Income Strategy ETF, YieldMax® AVGO Option Income Strategy ETF, YieldMax® CRWD Option Income Strategy ETF, YieldMax® GME Option Income Strategy ETF, YieldMax® HIMS Option Income Strategy ETF, YieldMax® IONQ Option Income Strategy ETF, YieldMax® LLY Option Income Strategy ETF, YieldMax® RDDT Option Income Strategy ETF, YieldMax® SPOT Option Income Strategy ETF and YieldMax® UBER Option Income Strategy ETF), previously filed with Post-Effective Amendment No. 413 on Form N-1A on August 26, 2025, is hereby incorporated by reference.
(lxxvii)	Opinion and Consent of Counsel (for YieldMax® CRCL Option Income Strategy ETF, YieldMax® CRWV Option Income Strategy ETF, and YieldMax® GLXY Option Income Strategy ETF), previously filed with Post-Effective Amendment No. 421 on Form N-1A on September 8, 2025 and is incorporated herein by reference.
(lxxviii)	Opinion and Consent of Counsel (for the Defiance Leveraged Long + Income CRCL ETF, Defiance Leveraged Long + Income CRWV ETF, Defiance Leveraged Long + Income GLXY ETF, Defiance Leveraged Long + Income Magnificent Seven ETF, Defiance Leveraged Long + Income Nasdaq 100 ETF, Defiance Leveraged Long + Income S&P 500 ETF, Defiance Leveraged Long + Income Ethereum ETF and Defiance Leveraged Long + Income Bitcoin ETF), previously filed with Post-Effective Amendment No. 423 on Form N-1A on September 9, 2025 and is incorporated herein by reference.
(lxxix)	Opinion and Consent of Counsel (for YieldMax® U.S Stocks Target Double Distribution ETF) – previously filed with Post-Effective Amendment No. 483 on Form N-1A on November 26, 2025 and is incorporated herein by reference.
(lxxx)	Opinion and Consent of Counsel (for Defiance Daily Target 2X Long ALAB ETF, Defiance Daily Target 2X Long APLD ETF, Defiance Daily Target 2X Long AVAV ETF, Defiance Daily Target 2X Long JOBY ETF, Defiance Daily Target 2X Long KTOS ETF, Defiance Daily Target 2X Long LMND ETF, Defiance Daily Target 2X Long NBIS ETF, Defiance Daily Target 2X Long NVTS ETF, Defiance Daily Target 2X Long OSCR ETF, Defiance Daily Target 2X Long PONY ETF, Defiance Daily Target 2X Long RCAT ETF, Defiance Daily Target 2X Long RBRK ETF and Defiance Daily Target 2X Long ZETA ETF), previously filed with Post-Effective Amendment No. 477 on Form N-1A on November 24, 2025 and is incorporated herein by reference.
(lxxxi)	Opinion and Consent of Counsel (for Defiance U.S. Dividend Equity Paid Weekly ETF), previously filed with Post-Effective Amendment No. 496 on Form N-1A on December 19, 2025 and is incorporated herein by reference.
(lxxxii)	Opinion and Consent of Counsel (for Defiance Daily Target 2X Long ET ETF, Defiance Daily Target 2X Long IREN ETF, Defiance Daily Target 2X Long FIG ETF, Defiance Daily Target 2X Long MP ETF and Defiance Daily Target 2X Long QS ETF), previously filed with Post-Effective Amendment No. 446 on Form N-1A on October 17, 2025 and is incorporated herein by reference.

(lxxxiii)	Opinion and Consent of Counsel (for Defiance Daily Target 2X Long AEO ETF, Defiance Daily Target 2X Long BLSH ETF, Defiance Daily Target 2X Long DASH ETF and Defiance Daily Target 2X Long MRNA ETF), previously filed with Post-Effective Amendment No. 455 on Form N-1A on October 27, 2025 and is incorporated herein by reference.
(lxxxiv)	Opinion and Consent of Counsel (for Defiance Leveraged Long BEAM ETF, Defiance Leveraged Long SBET ETF, Defiance Leveraged Long OPEN ETF and Defiance Leveraged Long EOSE ETF) – previously filed with Post-Effective Amendment No. 457 on Form N-1A on October 29, 2025 and is incorporated herein by reference.
(lxxxv)	Opinion and Consent of Counsel (for Defiance Leveraged Long + Income BMNR ETF and Defiance Leveraged Long + Income SOFI ETF), previously filed with Post-Effective Amendment No. 460 on Form N-1A on October 31, 2025 and is incorporated herein by reference.
(lxxxvi)	Opinion and Consent of Counsel (for Defiance Leveraged Long + Income XRP ETF and Defiance Leveraged Long + Income SOL ETF), previously filed with Post-Effective Amendment No. 484 on Form N-1A on November 26, 2025 and is incorporated herein by reference.
(lxxxvii)	Opinion and Consent of Counsel (for CoreValues America First Technology Index ETF), previously filed with Post-Effective Amendment No. 463 on Form N-1A on November 10, 2025 and is incorporated herein by reference.
(lxxxviii)	Opinion and Consent of Counsel (for Defiance Daily Target 2X Long CHWY ETF, Defiance Daily Target 2X Long CAVA ETF, Defiance Daily Target 2X Long ELF ETF, Defiance Daily Target 2X Long WYNN ETF, Defiance Daily Target 2X Long ESLT ETF and Defiance Daily Target 2X Long BMNR ETF), previously filed with Post-Effective Amendment No. 465 on Form N-1A on November 10, 2025 and is incorporated herein by reference.
(lxxxix)	Opinion and Consent of Counsel (for Defiance Daily Target 2X Short AMD ETF, Defiance Daily Target 2X Short APP ETF, Defiance Daily Target 2X Short ASTS ETF, Defiance Daily Target 2X Short AVGO ETF, Defiance Daily Target 2X Short BBAI ETF, Defiance Daily Target 2X Short BMNR ETF, Defiance Daily Target 2X Short CRCL ETF, Defiance Daily Target 2X Short HIMS ETF, Defiance Daily Target 2X Short HOOD ETF, Defiance Daily Target 2X Short INTC ETF, Defiance Daily Target 2X Short MRVL ETF, Defiance Daily Target 2X Short MU ETF, Defiance Daily Target 2X Short NVO ETF, Defiance Daily Target 2X Short OKLO ETF, Defiance Daily Target 2X Short OSCR ETF, Defiance Daily Target 2X Short SBET ETF, Defiance Daily Target 2X Short TSM ETF, and Defiance Daily Target 2X Short UNH ETF), previously filed with Post-Effective Amendment No. 464 on Form N-1A on November 10, 2025 and is incorporated herein by reference.
(xc)	Opinion and Consent of Counsel (for Defiance Leveraged Long DOCN ETF, Defiance Leveraged Long HTZ ETF, Defiance Leveraged Long NEGG ETF, Defiance Leveraged Long NMAX ETF, and Defiance Leveraged Long RUM ETF), previously filed with Post-Effective Amendment No. 469 on Form N-1A on November 18, 2025 and is incorporated herein by reference.
(xci)	Opinion and Consent of Counsel (for Defiance QTUM Options Income ETF), previously filed with Post-Effective Amendment No. 474 on Form N-1A on November 21, 2025 and is incorporated herein by reference.
(xcii)	Opinion and Consent of Counsel (for Defiance Daily Target 2X Long AA ETF, Defiance Daily Target 2X Long CAE ETF, Defiance Daily Target 2X Long CSCO ETF, Defiance Daily Target 2X Long EBAY ETF, Defiance Daily Target 2X Long EXEL ETF, Defiance Daily Target 2X Long IBKR ETF, Defiance Daily Target 2X Long KLAC ETF, Defiance Daily Target 2X Long MPWR ETF, Defiance Daily Target 2X Long PFE ETF, Defiance Daily Target 2X Long SE ETF, Defiance Daily Target 2X Long ERIC ETF and Defiance Daily Target 2X Long UPS ETF), previously filed with Post-Effective Amendment No. 477 on Form N-1A on November 24, 2025 and is incorporated herein by reference.
(xciii)	Opinion and Consent of Counsel (for Quantify 2X Daily All Cap Crypto ETF, Quantify 2X Daily Alt Season Crypto ETF and Quantify 2X Daily AltAlt Season Crypto ETF), previously filed with Post-Effective Amendment No. 505 on Form N-1A on January 2, 2026 and is incorporated herein by reference.
(xciv)	Opinion and Consent of Counsel (for YieldMax® Hundred Club ETFs), previously filed with Post-Effective Amendment No. 495 on Form N-1A on December 19, 2025, is hereby incorporated by reference.
(xcv)	Opinion and Consent of Counsel (for IncomeSTKd 1x US Stocks & 1x Bitcoin Premium ETF, IncomeSTKd 1x US Stocks & 1x Gold Premium ETF, IncomeSTKd 1x Bitcoin & 1x Gold Premium ETF, IncomeSTKd 1x Treasury & 1x Gold Premium ETF, IncomeSTKd 1x Bitcoin & 1x Treasury Premium ETF, IncomeSTKd 1x US Stocks & 1x Treasury Premium ETF, IncomeQ Bitcoin & Bitcoin Treasury mNAV Harvester ETF, and IncomeQ Crypto & Crypto Treasury mNAV Harvester ETF), previously filed with Post-Effective Amendment No. 514 on Form N-1A on January 16, 2026 and is incorporated herein by reference.
(xcvi)	Opinion and Consent of Counsel (for Defiance Daily Target 2X Short APLD ETF, Defiance Daily Target 2X Short ARM ETF, Defiance Daily Target 2X Short BE ETF, Defiance Daily Target 2X Short BITF ETF, Defiance Daily Target 2X Short CLSK ETF, Defiance Daily Target 2X Short CRWV ETF, Defiance Daily Target 2X Short IREN ETF, Defiance Daily Target 2X Short JOBY ETF, Defiance Daily Target 2X Short NBIS ETF, Defiance Daily Target 2X Short NVTS ETF, Defiance Daily Target 2X Short OPEN ETF, Defiance Daily Target 2X Short ORCL ETF, Defiance Daily Target 2X Short SMR ETF, Defiance Daily Target 2X Short SNOW ETF, and Defiance Daily Target 2X Short UPST ETF), previously filed with Post-Effective Amendment No. 512 on Form N-1A on January 9, 2026 and is incorporated herein by reference.
(xcvii)	Opinion and Consent of Counsel (for Defiance Daily Target 2X Long BITF ETF, Defiance Daily Target 2X Long CLS ETF, Defiance Daily Target 2X Long HPQ ETF, Defiance Daily Target 2X Long JMIA ETF, Defiance Daily Target 2X Long LUNR ETF, Defiance Daily Target 2X Long ONDS ETF, Defiance Daily Target 2X Long RKT ETF, Defiance Daily Target 2X Long PGY ETF, and Defiance Daily Target 2X Long PL ETF), previously filed with Post-Effective Amendment No. 502 on Form N-1A on December 23, 2025 and is incorporated herein by reference.

(xcviii)	Opinion and Consent of Counsel (for Defiance Daily Target 2X Long BE ETF, Defiance Daily Target 2X Long BIIB ETF, Defiance Daily Target 2X Long BTQ ETF, Defiance Daily Target 2X Long ETHM ETF, Defiance Daily Target 2X Long JBLU ETF, Defiance Daily Target 2X Long NOK ETF, Defiance Daily Target 2X Long OXY ETF, Defiance Daily Target 2X Long RMBS ETF, Defiance Daily Target 2X Long VRTX ETF, Defiance Daily Target 2X Long WING ETF and Defiance Daily Target 2X Long ZIM ETF), previously filed with Post-Effective Amendment No. 506 on Form N-1A on January 2, 2026 and is incorporated herein by reference.
(xcix)	Opinion and Consent of Counsel (for Defiance Long Pure Quantum ETF), previously filed with Post-Effective Amendment No. 507 on Form N-1A on January 5, 2026 and is incorporated herein by reference.
(c)	Opinion and Consent of Counsel (for Defiance Daily Target 2X Long WLTH ETF), previously filed with Post-Effective Amendment No. 509 on Form N-1A on January 6, 2026 and is incorporated herein by reference.
(ci)	Opinion and Consent of Counsel (for Defiance 2X Daily Short Pure Quantum Computing Index ETF), previously filed with Post-Effective Amendment No. 531 on Form N-1A on February 13, 2026 and is incorporated herein by reference.
(cii)	Opinion and Consent of Counsel (for Defiance Daily Target 2X Long CLF ETF, Defiance Daily Target 2X Long PLUG ETF, Defiance Daily Target 2X Long UUUU ETF, Defiance Daily Target 2X Long CCJ ETF, Defiance Daily Target 2X Long DNN ETF, Defiance Daily Target 2X Long HL ETF, Defiance Daily Target 2X Long NDAQ ETF, Defiance Daily Target 2X Long PAAS ETF, Defiance Daily Target 2X Long PATH ETF, Defiance Daily Target 2X Long POET ETF, Defiance Daily Target 2X Long COMM ETF and Defiance Daily Target 2X Long AMKR ETF), previously filed with Post-Effective Amendment No. 517 on Form N-1A on January 26, 2026 and is incorporated herein by reference.
(ciii)	Opinion and Consent of Counsel (for Defiance 2X Daily Long Pure Drone and Aerial Automation ETF), previously filed with Post-Effective Amendment No. 518 on Form N-1A on January 26, 2026 and is incorporated herein by reference.
(civ)	Opinion and Consent of Counsel (for Defiance Daily Target 2X Short RKT ETF), previously filed with Post-Effective Amendment No. 520 on Form N-1A on January 30, 2026 and is incorporated herein by reference.
(cv)	Opinion and Consent of Counsel (for Nicholas Gold Income ETF, Nicholas Silver Income ETF, Nicholas Nuclear Income ETF and Nicholas Defense and Rare Earth Income ETF), previously filed with Post-Effective Amendment No. 522 on Form N-1A on February 4, 2026 and is incorporated herein by reference.
(cvi)	Opinion and Consent of Counsel (for Chesapeake Trend-Following Fixed Income ETF), previously filed with Post-Effective Amendment No. 525 on Form N-1A on February 6, 2026, and is incorporated herein by reference.
(cvii)	Opinion and Consent of Counsel (for Defiance AdvMicrDev LightningSpread™ Income ETF, Defiance AAPL LightningSpread™ Income ETF, Defiance Blkstne LightningSpread™ Income ETF, Defiance CRCL LightningSpread™ Income ETF, Defiance COIN LightningSpread™ Income ETF, Defiance FcBk LightningSpread™ Income ETF, Defiance MSTR LightningSpread™ Income ETF, Defiance NVDA LightningSpread™ Income ETF, Defiance ORCL LightningSpread™ Income ETF, Defiance PLTR LightningSpread™ Income ETF, Defiance TSLA LightningSpread™ Income ETF, Defiance Bitcoin LightningSpread™ Income ETF, Defiance Ethereum LightningSpread™ Income ETF, Defiance Gold LightningSpread™ Income ETF, Defiance Gold Miners LightningSpread™ Income ETF, Defiance Silver LightningSpread™ Income ETF, Defiance Solana LightningSpread™ Income ETF, and Defiance XRP LightningSpread™ Income ETF), previously filed with Post-Effective Amendment No. 527 on Form N-1A on February 9, 2026 and is incorporated herein by reference.
(cviii)	Opinion and Consent of Counsel (for YieldMax® Top Ten ETFs), previously filed with Post-Effective Amendment No. 530 on Form N-1A on February 13, 2026 and is incorporated herein by reference.
(cix)	Opinion and Consent of Counsel (for Nicholas Bitcoin and Treasuries AfterDark ETF and Nicholas Bitcoin Tail ETF) - to be filed by amendment.
(cx)	Opinion and Consent of Counsel (for YieldMax® WarTech & Cyber Defense Portfolio Option Income ETF, YieldMax® Strategic Metals & Mining Portfolio Option Income ETF, YieldMax® Digital Finance Ecosystem Portfolio Option Income ETF and YieldMax® RoboTech & Automation Portfolio Option Income ETF) - to be filed by amendment.
(cxi)	Opinion and Consent of Counsel (for Defiance Daily Target 2X Long AMTM ETF) - to be filed by amendment.
(cxii)	Opinion and Consent of Counsel (for Portfolio Building Block 1X Inverse US Large Cap Daily Target ETF and Portfolio Building Block 1X Inverse US Growth and Innovation Daily Target ETF) - to be filed by amendment.
(cxiii)	Opinion and Consent of Counsel (for Defiance Daily Target 2X Long ABTC ETF, Defiance Daily Target 2X Long GCT ETF, Defiance Daily Target 2X Long LUMN ETF, Defiance Daily Target 2X Long MDLN ETF, Defiance Daily Target 2X Long PINS ETF, Defiance Daily Target 2X Long ROKU ETF, Defiance Daily Target 2X Long SATS ETF, Defiance Daily Target 2X Long SNDL ETF, Defiance Daily Target 2X Long TLRY ETF, Defiance Daily Target 2X Long WBD ETF and Defiance Daily Target 2X Long XOVR ETF) - to be filed by amendment.
(cxiv)	Opinion and Consent of Counsel (for Defiance Space Data Center Leaders ETF and Defiance Pure Space Daily 2X Strategy ETF) - to be filed by amendment.
(cxv)	Opinion and Consent of Counsel (for Defiance Daily Target 2X Long Discord ETF) - to be filed by amendment.
(cxvi)	Opinion and Consent of Counsel (for Defiance Daily Target 2X Long ASTS ETF, Defiance Daily Target 2X Long BKSY ETF, Defiance Daily Target 2X Long COHR ETF, Defiance Daily Target 2X Long ENVX ETF, Defiance Daily Target 2X Long FRSH ETF, Defiance Daily Target 2X Long GSAT ETF, Defiance Daily Target 2X Long JD ETF, Defiance Daily Target 2X Long LEU ETF, Defiance Daily Target 2X Long OUST ETF, Defiance Daily Target 2X Long RDW ETF, Defiance Daily Target 2X Long RVMD ETF, Defiance Daily Target 2X Long STX ETF and Defiance Daily Target 2X Long VSAT ETF) - to be filed by amendment.

	(cxvii)	Opinion and Consent of Counsel (for Defiance Daily Target 2X Long RYAAY ETF, Defiance Daily Target 2X Long UMAC ETF, Defiance Daily Target 2X Long WYFI ETF, Defiance Daily Target 2X Long ABAT ETF, Defiance Daily Target 2X Long PRME ETF, Defiance Daily Target 2X Long KULR ETF, Defiance Daily Target 2X Long SPCE ETF, Defiance Daily Target 2X Long ALMU ETF, Defiance Daily Target 2X Long FJET ETF and Defiance Daily Target 2X Long RYCEY ETF) – to be filed by amendment.
	(cxviii)	Opinion and Consent of Counsel (adding Fitz-Gerald Must Have Portfolio® ETF and Fitz-Gerald Must Have Portfolio® and Options Overlay ETF) – to be filed by amendment.
	(cxix)	Opinion and Consent of Counsel (adding Daily Target 2X Long OPTT ETF, Defiance Daily Target 2X Long SIDU ETF, Defiance Daily Target 2X Long SSNLF ETF, Defiance Daily Target 2X Long HXSCL ETF, and Defiance Daily Target 2X Long KRKNF ETF) – to be filed by amendment.
	(cxx)	Opinion and Consent of Counsel (adding Return Stacked® International Stocks & Managed Futures ETF) – to be filed by amendment.
	(cxxi)	Opinion and Consent of Counsel (adding Defiance Daily Target 2X Long AMPX ETF, Defiance Daily Target 2X Long BEAT ETF, Defiance Daily Target 2X Long KOPN ETF, Defiance Daily Target 2X Long LTRX ETF, Defiance Daily Target 2X Long OSS ETF, Defiance Daily Target 2X Long REKR ETF, Defiance Daily Target 2X Long VELO ETF, Defiance Daily Target 2X Long YALL ETF, and Defiance Daily Target 2X Long YSS ETF) – to be filed by amendment.
	(cxxii)	Consent of Counsel (for YieldMax® AAPL Option Income Strategy ETF, YieldMax® ABNB Option Income Strategy ETF, YieldMax® ADBE Option Income Strategy ETF, YieldMax® AI Option Income Strategy ETF, YieldMax® AMD Option Income Strategy ETF, YieldMax® AMZN Option Income Strategy ETF, YieldMax® BA Option Income Strategy ETF, YieldMax® BIIB Option Income Strategy ETF, YieldMax® BRK.B Option Income Strategy ETF, YieldMax® COIN Option Income Strategy ETF, YieldMax® DIS Option Income Strategy ETF, YieldMax® GOOGL Option Income Strategy ETF, YieldMax® INTC Option Income Strategy ETF, YieldMax® JP Option Income Strategy ETF, YieldMax® META Option Income Strategy ETF, YieldMax® MRNA Option Income Strategy ETF, YieldMax® MSFT Option Income Strategy ETF, YieldMax® NFLX Option Income Strategy ETF, YieldMax® NKE Option Income Strategy ETF, YieldMax® NVDA Option Income Strategy ETF, YieldMax® ORCL Option Income Strategy ETF, YieldMax® PYPL Option Income Strategy ETF, YieldMax® ROKU Option Income Strategy ETF, YieldMax® SNOW Option Income Strategy ETF, YieldMax® XYZ Option Income Strategy ETF, YieldMax® TGT Option Income Strategy ETF, YieldMax® TSLA Option Income Strategy ETF, YieldMax® XOM Option Income Strategy ETF and YieldMax® ZM Option Income Strategy ETF) – filed herewith.
(j)		Consent of Independent Registered Public Accounting Firm – filed herewith.
(k)		Not applicable.
(l)	(i)	Subscription Agreement, previously filed with the Trusts registration statement on Form N-1A/A on July 12, 2022, is hereby incorporated by reference.
	(ii)	Letter of Representations between the Trust and Depository Trust Company - to be filed by amendment.
(m)		Amended and Restated Rule 12b-1 Plan, previously filed with Post-Effective Amendment No. 517 on Form N-1A on January 26, 2026 and is incorporated herein by reference.
(n)	Not applicable.
(o)	Reserved.
(p)	(i)	Code of Ethics for Tidal Trust II, previously filed with Post-Effective Amendment No. 487 on Form N-1A on December 3, 2025 and is incorporated herein by reference.
	(ii)	Code of Ethics for Tidal Investments LLC, previously filed with Post-Effective Amendment No. 474 on Form N-1A on November 21, 2025 and is incorporated herein by reference.
	(iii)	Code of Ethics Carbon Collective Investing, LLC, previously filed with the Trusts registration statement on Form N-1A/A on July 12, 2022, is hereby incorporated by reference.
	(iv)	Code of Ethics for Distributor not applicable per Rule 17j-1(c)(3).
	(v)	Code of Ethics for Nicholas Wealth Management, previously filed with Post-Effective Amendment No. 487 on Form N-1A on December 3, 2025 and is incorporated herein by reference
	(vi)	Code of Ethics for Pinnacle Family Advisors, LLC, previously filed with Post-Effective Amendment No. 45 on Form N-1A on December 28, 2022 and is incorporated herein by reference.
	(vii)	Code of Ethics for Veridien Global Investors LLC, previously filed with Post-Effective Amendment No. 74 on Form N-1A on April 11, 2023 and is incorporated herein by reference.
	(viii)	Code of Ethics for Family Dynasty Advisors LLC, previously filed with Post-Effective Amendment No. 72 on Form N-1A on April 6, 2023 and is incorporated herein by reference.
	(ix)	Code of Ethics for Newfound Research LLC, previously filed with Post-Effective Amendment No. 487 on Form N-1A on December 3, 2025 and is incorporated herein by reference
	(x)	Code of Ethics for ReSolve Asset Management SEZC (Cayman), previously filed with Post-Effective Amendment No. 56 on Form N-1A on February 6, 2023 and is incorporated herein by reference.

(xi)	Code of Ethics for Roundhill Financial Inc., previously filed with Post-Effective Amendment No. 251 on Form N-1A on August 27, 2024 and is incorporated herein by reference.
(xii)	Code of Ethics for Montrose Estate Capital Management, LLC d/b/a Days Global Advisors, previously filed with Post-Effective Amendment No. 249 on Form N-1A on August 19, 2024 and is incorporated herein by reference.
(xiii)	Code of Ethics for Chesapeake Capital Corporation, previously filed with Post-Effective Amendment No. 135 on Form N-1A on November 20, 2023 and is incorporated herein by reference.
(xiv)	Code of Ethics for Blueprint Fund Management, LLC, previously filed with Post-Effective Amendment No. 102 on Form N-1A on June 27, 2023 and is incorporated herein by reference.
(xv)	Code of Ethics for Grizzle Investment Management LLC, previously filed with Post-Effective Amendment No. 109 on Form N-1A on August 7, 2023 and is incorporated herein by reference.
(xvi)	Code of Ethics for Cambria Investment Management, L.P., previously filed with Post-Effective Amendment No. 124 on Form N-1A on September 20, 2023 and is incorporated herein by reference.
(xvii)	Code of Ethics for Hilton Capital Management, LLC, previously filed with Post-Effective Amendment No. 135 on Form N-1A on November 20, 2023 and is incorporated herein by reference.
(xviii)	Code of Ethics for MSA Power Funds LLC, previously filed with Post-Effective Amendment No. 463 on Form N-1A on November 10, 2025 and is incorporated herein by reference.
(xix)	Code of Ethics for Quantify Chaos Advisors, LLC, previously filed with Post-Effective Amendment No. 197 on Form N-1A on April 5, 2024 and is incorporated herein by reference.
(xx)	Code of Ethics for Artesian Capital Management (Delaware) LP, previously filed with Post-Effective Amendment No. 196 on Form N-1A on April 2, 2024 and is incorporated herein by reference.
(xxi)	Code of Ethics for Even Herd, LLC, previously filed with Post-Effective Amendment No. 487 on Form N-1A on December 3, 2025 and is incorporated herein by reference
(xxii)	Code of Ethics for Peerless Wealth LLC, previously filed with Post-Effective Amendment No. 211 on Form N-1A on May 10, 2024 and is incorporated herein by reference.
(xxiii)	Code of Ethics for Clockwise Capital LLC, previously filed with Post-Effective Amendment No. 224 on Form N-1A on June 11, 2024 and is incorporated herein by reference.
(xxiv)	Code of Ethics for Convexitas, LLC, previously filed with Post-Effective Amendment No. 514 on Form N-1A on January 16, 2026 and is incorporated herein by reference.

Item 29. Persons Controlled by or Under Common Control with Registrant

No person is directly or indirectly controlled by or under common control with the Registrant.

Item 30. Indemnification

Reference is made to Article VII of the Registrant’s Third Amended and Restated Declaration of Trust. The general effect of this provision is to indemnify the Trustees, officers, employees and other agents of the Trust who are parties pursuant to any proceeding by reason of their actions performed in their scope of service on behalf of the Trust.

Pursuant to Rule 484 under the Securities Act of 1933, as amended (the Securities Act), the Registrant furnishes the following undertaking: Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that, in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

Item 31. Business and Other Connections of Investment Adviser

This Item incorporates by reference each investment advisers Uniform Application for Investment Adviser Registration (Form ADV) on file with the SEC, as listed below. Each Form ADV may be obtained, free of charge, at the SECs website at www.adviserinfo.sec.gov. Additional information as to any other business, profession, vocation or employment of a substantial nature engaged in by each officer and director of the below-listed investment advisers is included in the Trusts Statement of Additional Information.

Investment Adviser	SEC File No.
Tidal Investments LLC (f/k/a Toroso Investments, LLC)	801-76857
Carbon Collective Investing, LLC	801-119296
Platos Philosophy LLC	801-126714
Nicholas Wealth, LLC	801-122063
Pinnacle Family Advisors, LLC	801-78013
Newfound Research LLC	801-73042
Montrose Estate Capital Management, LLC	801-127176
Family Dynasty Advisors LLC	801-127497
Roundhill Financial Inc.	801-114971
Veridien Global Investors, LLC	801-127602
Chesapeake Capital Corporation	801-106985
Blueprint Fund Management, LLC	801-117790
Grizzle Investment Management LLC	801-122682
Cambria Investment Management, L.P.	801-71786
MSA Power Funds LLC	801-128292
Hilton Capital Management, LLC	801-60776
Quantify Chaos Advisors, LLC (dba Quantify Funds)	801-129075
Artesian Capital Management (Delaware) LP	801-129697
Even Herd, LLC	801-129721
Peerless Wealth LLC	801-129909
Clockwise Capital LLC	801-123024
Convexitas, LLC	801-132451

Item 32.

(i)(a)	Foreside Fund Services, LLC (the “Distributor”) serves as principal underwriter for the following investment companies registered under the Investment Company Act of 1940, as amended:
1.	AB Active ETFs, Inc.
2.	ABS Long/Short Strategies Fund
3.	ActivePassive Core Bond ETF, Series of Trust for Professional Managers
4.	ActivePassive Intermediate Municipal Bond ETF, Series of Trust for Professional Managers
5.	ActivePassive International Equity ETF, Series of Trust for Professional Managers
6.	ActivePassive U.S. Equity ETF, Series of Trust for Professional Managers
7.	AdvisorShares Trust
8.	AFA Private Credit Fund
9.	AGF Investments Trust
10.	AIM ETF Products Trust
11.	Alexis Practical Tactical ETF, Series of Listed Funds Trust
12.	AlphaCentric Prime Meridian Income Fund
13.	American Century ETF Trust
14.	AMG ETF Trust
15.	Amplify ETF Trust
16.	Applied Finance Dividend Fund, Series of World Funds Trust
17.	Applied Finance Explorer Fund, Series of World Funds Trust
18.	Applied Finance Select Fund, Series of World Funds Trust
19.	Ardian Access LLC
20.	ARK ETF Trust
21.	ARK Venture Fund
22.	Bitwise Funds Trust
23.	BondBloxx ETF Trust
24.	Bramshill Multi-Strategy Income Fund, Series of Investment Managers Series Trust
25.	Bridgeway Funds, Inc.
26.	Brinker Capital Destinations Trust
27.	Brookfield Real Assets Income Fund Inc.
28.	Build Funds Trust
29.	Calamos Convertible and High Income Fund
30.	Calamos Convertible Opportunities and Income Fund
31.	Calamos Dynamic Convertible and Income Fund
32.	Calamos Global Dynamic Income Fund
33.	Calamos Global Total Return Fund
34.	Calamos Strategic Total Return Fund
35.	Carlyle Tactical Private Credit Fund

36.	Cascade Private Capital Fund
37.	Catalyst/Perini Strategic Income Fund
38.	CBRE Global Real Estate Income Fund
39.	Center Coast Brookfield MLP & Energy Infrastructure Fund
40.	Clifford Capital Partners Fund, Series of World Funds Trust
41.	Cliffwater Corporate Lending Fund
42.	Cliffwater Enhanced Lending Fund
43.	Coatue Innovative Strategies Fund
44.	Cohen & Steers ETF Trust
45.	Convergence Long/Short Equity ETF, Series of Trust for Professional Managers
46.	CornerCap Small-Cap Value Fund, Series of Managed Portfolio Series
47.	CrossingBridge Pre-Merger SPAC ETF, Series of Trust for Professional Managers
48.	Curasset Capital Management Core Bond Fund, Series of World Funds Trust
49.	Curasset Capital Management Limited Term Income Fund, Series of World Funds Trust
50.	CYBER HORNET S&P 500® and Bitcoin 75/25 Strategy ETF, Series of CYBER HORNET Trust
51.	Davis Fundamental ETF Trust
52.	Defiance BMNR Option Income ETF, Series of ETF Series Solutions
53.	Defiance Connective Technologies ETF, Series of ETF Series Solutions
54.	Defiance Drone and Modern Warfare ETF, Series of ETF Series Solutions
55.	Defiance Quantum ETF, Series of ETF Series Solutions
56.	Denali Structured Return Strategy Fund
57.	Dodge & Cox Funds
58.	DoubleLine ETF Trust
59.	DoubleLine Income Solutions Fund
60.	DoubleLine Opportunistic Credit Fund
61.	DoubleLine Yield Opportunities Fund
62.	DriveWealth ETF Trust
63.	EIP Investment Trust
64.	Ellington Income Opportunities Fund
65.	ETF Opportunities Trust
66.	Exchange Listed Funds Trust
67.	Exchange Place Advisors Trust
68.	FIS Trust
69.	FlexShares Trust
70.	Fortuna Hedged Bitcoin Fund, Series of Listed Funds Trust
71.	Forum Funds
72.	Forum Funds II
73.	Forum Real Estate Income Fund
74.	Fundrise Growth Tech Fund, LLC
75.	GMO ETF Trust
76.	GoldenTree Opportunistic Credit Fund
77.	Gramercy Emerging Markets Debt Fund, Series of Investment Managers Series Trust
78.	Grayscale Funds Trust
79.	Guinness Atkinson Funds
80.	Harbor ETF Trust
81.	Harris Oakmark ETF Trust
82.	Hawaiian Tax-Free Trust
83.	Horizon Kinetics Blockchain Development ETF, Series of Listed Funds Trust
84.	Horizon Kinetics Energy and Remediation ETF, Series of Listed Funds Trust
85.	Horizon Kinetics Inflation Beneficiaries ETF, Series of Listed Funds Trust
86.	Horizon Kinetics Japan Owner Operator ETF, Series of Listed Funds Trust
87.	Horizon Kinetics Medical ETF, Series of Listed Funds Trust
88.	Horizon Kinetics SPAC Active ETF, Series of Listed Funds Trust
89.	Innovator ETFs Trust
90.	Ironwood Institutional Multi-Strategy Fund LLC
91.	Ironwood Multi-Strategy Fund LLC
92.	Jensen Quality Growth ETF, Series of Trust for Professional Managers
93.	John Hancock Exchange-Traded Fund Trust
94.	Kurv ETF Trust
95.	Lazard Active ETF Trust

96.	LDR Real Estate Value-Opportunity Fund, Series of World Funds Trust
97.	Mairs & Power Balanced Fund, Series of Trust for Professional Managers
98.	Mairs & Power Growth Fund, Series of Trust for Professional Managers
99.	Mairs & Power Minnesota Municipal Bond ETF, Series of Trust for Professional Managers
100.	Mairs & Power Small Cap Fund, Series of Trust for Professional Managers
101.	Manor Investment Funds
102.	MoA Funds Corporation
103.	Moerus Worldwide Value Fund, Series of Northern Lights Fund Trust IV
104.	Morgan Stanley ETF Trust
105.	Morgan Stanley Pathway Large Cap Equity ETF, Series of Morgan Stanley Pathway Funds
106.	Morgan Stanley Pathway Small-Mid Cap Equity ETF, Series of Morgan Stanley Pathway Funds
107.	Morningstar Funds Trust
108.	NEOS ETF Trust
109.	Niagara Income Opportunities Fund
110.	North Square Evanston Multi-Alpha Fund
111.	NXG Cushing® Midstream Energy Fund
112.	NXG NextGen Infrastructure Income Fund
113.	OTG Latin American Fund, Series of World Funds Trust
114.	Overlay Shares Core Bond ETF, Series of Listed Funds Trust
115.	Overlay Shares Foreign Equity ETF, Series of Listed Funds Trust
116.	Overlay Shares Hedged Large Cap Equity ETF, Series of Listed Funds Trust
117.	Overlay Shares Large Cap Equity ETF, Series of Listed Funds Trust
118.	Overlay Shares Municipal Bond ETF, Series of Listed Funds Trust
119.	Overlay Shares Short Term Bond ETF, Series of Listed Funds Trust
120.	Overlay Shares Small Cap Equity ETF, Series of Listed Funds Trust
121.	Palmer Square Funds Trust
122.	Palmer Square Opportunistic Income Fund
123.	Partners Group Private Income Opportunities, LLC
124.	Perkins Discovery Fund, Series of World Funds Trust
125.	Philotimo Focused Growth and Income Fund, Series of World Funds Trust
126.	Plan Investment Fund, Inc.
127.	Point Bridge America First ETF, Series of ETF Series Solutions
128.	Precidian ETFs Trust
129.	Rareview 2x Bull Cryptocurrency & Precious Metals ETF, Series of Collaborative Investment Series Trust
130.	Rareview Dynamic Fixed Income ETF, Series of Collaborative Investment Series Trust
131.	Rareview Systematic Equity ETF, Series of Collaborative Investment Series Trust
132.	Rareview Tax Advantaged Income ETF, Series of Collaborative Investment Series Trust
133.	Rareview Total Return Bond ETF, Series of Collaborative Investment Series Trust
134.	Renaissance Capital Greenwich Funds
135.	REX ETF Trust
136.	Reynolds Funds, Inc.
137.	RMB Investors Trust
138.	Robinson Opportunistic Income Fund, Series of Investment Managers Series Trust
139.	Robinson Tax Advantaged Income Fund, Series of Investment Managers Series Trust
140.	Roundhill Ball Metaverse ETF, Series of Listed Funds Trust
141.	Roundhill Cannabis ETF, Series of Listed Funds Trust
142.	Roundhill ETF Trust
143.	Roundhill Magnificent Seven ETF, Series of Listed Funds Trust
144.	Roundhill Sports Betting & iGaming ETF, Series of Listed Funds Trust
145.	Roundhill Video Games ETF, Series of Listed Funds Trust
146.	Rule One Fund, Series of World Funds Trust
147.	Russell Investments Exchange Traded Funds
148.	Securian AM Real Asset Income Fund, Series of Investment Managers Series Trust
149.	Six Circles Trust
150.	Sound Shore Fund, Inc.
151.	SP Funds Trust
152.	Sparrow Funds
153.	Spear Alpha ETF, Series of Listed Funds Trust

154.	STF Tactical Growth & Income ETF, Series of Listed Funds Trust
155.	STF Tactical Growth ETF, Series of Listed Funds Trust
156.	Strategic Trust
157.	Strategy Shares
158.	Swan Hedged Equity US Large Cap ETF, Series of Listed Funds Trust
159.	Tekla World Healthcare Fund
160.	Tema ETF Trust
161.	The 2023 ETF Series Trust
162.	The Community Development Fund
163.	The Cook & Bynum Fund, Series of World Funds Trust
164.	The Private Shares Fund
165.	The SPAC and New Issue ETF, Series of Collaborative Investment Series Trust
166.	Third Avenue Trust
167.	Third Avenue Variable Series Trust
168.	Tidal Trust I
169.	Tidal Trust II
170.	Tidal Trust III
171.	Tidal Trust IV
172.	TIFF Investment Program
173.	Timothy Plan High Dividend Stock ETF, Series of The Timothy Plan
174.	Timothy Plan International ETF, Series of The Timothy Plan
175.	Timothy Plan Market Neutral ETF, Series of The Timothy Plan
176.	Timothy Plan US Large/Mid Cap Core ETF, Series of The Timothy Plan
177.	Timothy Plan US Small Cap Core ETF, Series of The Timothy Plan
178.	Total Fund Solution
179.	Touchstone ETF Trust
180.	Trailmark Series Trust
181.	T-Rex 2X Inverse Bitcoin Daily Target ETF, Series of World Funds Trust
182.	T-Rex 2x Inverse Ether Daily Target ETF, Series of World Funds Trust
183.	T-Rex 2X Long Bitcoin Daily Target ETF, Series of World Funds Trust
184.	T-Rex 2x Long Ether Daily Target ETF
185.	U.S. Global Investors Funds
186.	Union Street Partners Value Fund, Series of World Funds Trust
187.	Vest Bitcoin Strategy Managed Volatility Fund, Series of World Funds Trust
188.	Vest S&P 500® Dividend Aristocrats Target Income Fund, Series of World Funds Trust
189.	Vest US Large Cap 10% Buffer Strategies Fund, Series of World Funds Trust
190.	Vest US Large Cap 20% Buffer Strategies Fund, Series of World Funds Trust
191.	Vest US Large Cap 20% Buffer Strategies VI Fund, Series of World Funds Trust
192.	Virtus Stone Harbor Emerging Markets Income Fund
193.	Volatility Shares Trust
194.	WEBs ETF Trust
195.	Wedbush Series Trust
196.	Wellington Global Multi-Strategy Fund
197.	Wilshire Mutual Funds, Inc.
198.	Wilshire Variable Insurance Trust
199.	WisdomTree Trust
200.	XAI Octagon Floating Rate & Alternative Income Term Trust

(i)(b)	The following are the Officers and Manager of the Distributor, the Registrant’s underwriter. The Distributor’s main business address is 190 Middle Street, Suite 301, Portland, Maine 04101.

Name	Address	Position with Underwriter	Position with Registrant

Teresa Cowan	190 Middle Street, Suite 301 Portland, ME 04101	President/Manager	None
Chris Lanza	190 Middle Street, Suite 301 Portland, ME 04101	Vice President	None
Kate Macchia	190 Middle Street, Suite 301 Portland, ME 04101	Vice President	None
Alicia Strout	190 Middle Street, Suite 301 Portland, ME 04101	Vice President and Chief Compliance Officer	None
Gabriel E. Edelman	190 Middle Street, Suite 301 Portland, ME 04101	Secretary	None
Susan L. LaFond	190 Middle Street, Suite 301 Portland, ME 04101	Treasurer	None
Weston Sommers	190 Middle Street, Suite 301 Portland, ME 04101	Financial and Operations Principal and Chief Financial Officer	None

(i)(c)	Not applicable.

(ii)(a)	ALPS Distributors, Inc. (“ALPS”) serves as principal underwriter for certain series of the following investment companies registered under the Investment Company Act of 1940, as amended:

1290 Funds
1WS Credit Income Fund
Aberdeen Income Credit Strategies Fund
abrdn ETFs
abrdn Funds
abrdn Global Premier Properties Fund
Accordant ODCE Index Fund
Alpha Alternative Assets Fund
ALPS Series Trust
Alternative Credit Income Fund
Apollo Diversified Credit Fund
Apollo Diversified Real Estate Fund
AQR Funds
Axonic Alternative Income Fund
Axonic Funds
BBH Trust
Bluerock High Income Institutional Credit Fund
Bluerock Total Income+ Real Estate Fund
Bridge Builder Trust
Cambria ETF Trust
CION Ares Diversified Credit Fund
CION Grosvenor Infrastructure Fund
Columbia ETF Trust
Columbia ETF Trust I
Columbia ETF Trust II
Columbia Seligman Premium Technology Growth Fund, Inc.
CRM Mutual Fund Trust
DBX ETF Trust
Eagle Point Defensive Income Trust

Eagle Point Enhanced Income Trust
EA Series Trust (Cambria Series)
ETF Series Solutions (Vident Series)
Financial Investors Trust
Firsthand Funds
FS Credit Income Fund
FS Credit Opportunities Corp.
FS MVP Private Markets Fund
Gemcorp Commodities Alternative Products Fund
Goehring & Rozencwajg Investment Funds
Goldman Sachs ETF Trust
Goldman Sachs ETF Trust II
Graniteshares ETF Trust

Hartford Funds Exchange-Traded Trust
Heartland Group, Inc.

Investment Managers Series Trust II (AXS-Advised Funds)
Investment Managers Series Trust II (Alternative Access-Advised Fund)

Janus Detroit Street Trust
Lattice Strategies Trust
Litman Gregory Funds Trust
Longleaf Partners Funds Trust
Manager Directed Portfolios (Spyglass Growth Fund)
Meridian Fund, Inc.
Natixis ETF Trust
Natixis ETF Trust II
New York Life Investments Active ETF Trust
New York Life Investments ETF Trust
Opportunistic Credit Interval Fund
PRIMECAP Odyssey Funds
Principal Exchange-Traded Funds
RiverNorth Funds
RiverNorth Opportunities Fund, Inc.
RiverNorth/DoubleLine Strategic Opportunity Fund, Inc.
RiverNorth Opportunistic Municipal Income Fund, Inc.
RiverNorth Managed Duration Municipal Income Fund, Inc.
RiverNorth Flexible Municipal Income Fund, Inc.
RiverNorth Capital and Income Fund, Inc.
RiverNorth Flexible Municipal Income Fund II, Inc.
RiverNorth Managed Duration Municipal Income Fund II, Inc.
SPDR Dow Jones Industrial Average ETF Trust
SPDR S&P 500 ETF Trust
SPDR S&P MidCap 400 ETF Trust
Sphinx Opportunity Fund II
Sprott Funds Trust
The Arbitrage Funds
The Pop Venture Fund
Themes ETF Trust
Tidal Trust II (Cambria Series)
Thornburg ETF Trust
Thrivent ETF Trust
Trust for Professional Managers (PT Asset Management Series)
USCF ETF Trust
Valkyrie ETF Trust II
Wasatch Funds
Wilmington Funds
X-Square Balanced Fund
X-Square Series Trust

(ii)(b)	The following are the Officers and Manager of ALPS, the Registrant’s underwriter. ALPS’s, unless otherwise noted, business address is 1290 Broadway, Suite 1000, Denver, Colorado 80203.

Name	Position with Underwriter	Positions with Registrant
Stephen J. Kyllo	President, Chief Operating Officer, Director, Chief Compliance Officer	None

Brian Schell**	Vice President & Treasurer	None

Eric Parsons	Vice President, Controller and Assistant Treasurer	None

Jason White***	Secretary	None

Richard C. Noyes	Senior Vice President, General Counsel, Assistant Secretary	None

Eric Theroff	Assistant Secretary	None

Adam Girard	Tax Officer	None

Liza Price	Vice President, Managing Counsel	None

Jed Stahl	Vice President, Managing Counsel	None

Terence Digan	Vice President	None

James Stegall	Vice President	None

Hilary Quinn	Vice President	None

*	Except as otherwise noted, the principal business address for each of the above directors and executive officers is 1290 Broadway, Suite 1000, Denver, Colorado 80203.
**	The principal business address for Mr. Schell is 100 South Wacker Drive, 19th Floor, Chicago, IL 60606.
***	The principal business address for Mr. White is 4 Times Square, New York, NY 10036.
^	The principal business address for Mr. Theroff is 1055 Broadway Boulevard, Kansas City, MO 64105
^^	The principal business address for Mr. Girard is 80 Lamberton Road, Windsor, CT 06095

(ii)(c)	Not applicable.

Item 33. Location of Accounts and Records

The books and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 are maintained at the following locations:

Records Relating to:	Are located at:

Registrant’s Fund Administrator	Tidal ETF Services LLC 234 West Florida Street, Suite 700 Milwaukee, Wisconsin 53204

Registrant’s Fund Sub-Administrator, Fund Accountant, and Sub-Transfer Agent	U.S. Bancorp Fund Services, LLC 615 East Michigan Street Milwaukee, WI 53202

Registrant’s Custodian	U.S. Bank, National Association 1555 N. Rivercenter Drive Milwaukee, WI 53212

Registrant’s Principal Underwriters	Foreside Fund Services, LLC 190 Middle Street, Suite 301 Portland, ME 04101

ALPS Distributors, Inc. 1290 Broadway, Suite 1000 Denver, CO 80203

Registrant’s Investment Adviser	Tidal Investments LLC 234 West Florida Street, Suite 700 Milwaukee, Wisconsin 53204

Registrant’s Sub-Adviser	Carbon Collective Investing, LLC 1748 Shattuck Ave. PMB 164 Berkeley, CA 94709

Registrant’s Sub-Adviser	Nicholas Wealth, LLC Wealth Management 218 Roswell Street NE Marietta, Georgia 30060

Registrant’s Sub-Adviser	Pinnacle Family Advisors, LLC 620 W. Republic Road, Suite 104 Springfield, Missouri 65807

Registrant’s Sub-Adviser	Veridien Global Investors LLC 320 Post Road Darien, Connecticut 06820

Registrant’s Sub-Adviser	Newfound Research LLC 200 Central Avenue, Suite 324 St. Petersburg, Florida 33701

Registrant’s Futures Trading Advisor	ReSolve Asset Management SEZC (Cayman) 90 North Church Street Strathvale House, 5th Floor George Town, Grand Cayman, Cayman Islands, KY1-9012

Registrant’s Sub-Adviser	Montrose Estate Capital Management, LLC d/b/a Days Global Advisors 6363 Woodway Dr., Suite # 763 Houston, TX 77057

Registrant’s Sub-Adviser	Family Dynasty Advisors LLC 4601 S. Loop 289 #7 Lubbock, TX 79424

Registrant’s Sub-Adviser	Roundhill Financial Inc. 154 West 14th Street, 2nd Floor New York, New York 10011

Registrant’s Sub-Adviser	Veridien Global Investors LLC 320 Post Road Darien, CT 06820

Registrant’s Sub-Adviser	Chesapeake Capital Corporation 308 Long Lane Richmond, Virginia 23221

Registrant’s Sub-Adviser	Blueprint Fund Management, LLC 1250 Revolution Mill Dr., Suite 150, Greensboro, NC 27405

Registrant’s Sub-Adviser	Grizzle Investment Management LLC 573 Coldstream Drive Berwyn, Pennsylvania 19312

Registrant’s Sub-Adviser	Cambria Investment Management, L.P. 3300 Highland Avenue Manhattan Beach, CA 90266

Registrant’s Sub-Adviser	Hilton Capital Management, LLC 1010 Franklin Avenue, Suite 300A Garden City, NY 11530

Registrant’s Sub-Adviser	Quantify Chaos Advisors, LLC (dba Quantify Funds) 60 Wharf Drive, Apt. 3309 Brooklyn, New York 11222

Registrant’s Sub-Adviser	Convexitas, LLC 440 West Lake Street Chicago, Illinois 60606

Registrant’s Sub-Adviser	Artesian Capital Management (Delaware) LP 499 7th Ave, Level 22N New York, NY 10018

Registrant’s Sub-Adviser	Even Herd, LLC 14642 Bogert Pkwy. Oklahoma City, OK 73134

Registrant’s Sub-Adviser	Peerless Wealth LLC 1 East Campus View Blvd. Suite 210 Columbus, Ohio 43235

Registrant’s Sub-Adviser	Clockwise Capital LLC 1395 Brickell Avenue, Unit 800 Miami, FL 33131

Registrant’s Sub-Adviser	MSA Power Funds LLC 396 9th Avenue, 6th Floor New York, NY 10001

Item 34. Management Services

Not applicable.

Item 35. Undertakings

Not applicable.

SIGNATURE

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all requirements for effectiveness of this Post-Effective Amendment No. 539 to its Registration Statement on Form N-1A under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 539 to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, duly authorized, in the City of Milwaukee, State of Wisconsin, on February 24, 2026.

Tidal Trust II

/s/ Eric W. Falkeis
Principal Executive Officer

Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following persons in the capacities indicated on February 24, 2026.

	Signature	Title

	/s/ Eric W. Falkeis	Principal Executive Officer and Trustee
Eric W. Falkeis

	/s/ Dave Norris*	Trustee
David Norris

	/s/ Michelle McDonough*	Trustee
Michelle McDonough

	/s/ Javier Marquina*	Trustee
Javier Marquina

	/s/ Domenick Pugliese*	Trustee
Domenick Pugliese

	/s/ Aaron Perkovich	Treasurer (principal financial officer and principal accounting officer)
Aaron Perkovich

*By:	/s/ Eric W. Falkeis
Eric Falkeis, Attorney in Fact
By Power of Attorney

Exhibit Index

Exhibit No.	Description
(i)(cxxii)	Consent of Counsel
(j)	Consent of Independent Registered Public Accounting Firm